UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-7436

THE DFA INVESTMENT TRUST COMPANY
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA			90401
(Address of principal executive offices)			(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary The DFA Investment Trust Company, 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2007 - May 31, 2008

ITEM 1.          REPORTS TO STOCKHOLDERS.

THE DFA INVESTMENT TRUST COMPANY

The Global Value Series

The Global Large Company Series

The Global Small Company Series

Semi-Annual Report

Six Months Ended May 31, 2008
(Unaudited)

THE DFA INVESTMENT TRUST COMPANY

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes

†  See Note B to Financial Statements.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A  Does not apply to this fund.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLES

Global Value Series**	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$968.10	0.19%	$0.93
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.19%	$0.96

2

Global Large Company Series**	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$960.90	0.19%	$0.93
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.19%	$0.96
Global Small Company Series**
Actual Fund Return	$1,000.00	$970.00	0.11%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.11%	$0.56

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

**  The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds.

3

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

Affiliated Investment Companies
The Global Value Series	100.0%
The Global Large Company Series	100.0%
The Global Small Company Series	100.0%

4

THE DFA INVESTMENT TRUST COMPANY

SCHEDULES OF INVESTMENTS
May 31, 2008
(Unaudited)

THE GLOBAL VALUE SERIES

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	11,403,151	$242,773,085
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	8,821,197	191,949,247
TOTAL AFFLIATED INVESTMENT COMPANIES — (Cost $348,664,485)		434,722,332
TEMPORARY CASH INVESTMENTS — (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio — Institutional Shares (Cost $22,667)	22,667	22,667
TOTAL INVESTMENTS — (100.0%) (Cost $348,687,152)		$434,744,999

THE GLOBAL LARGE COMPANY SERIES

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	2,897,273	$74,778,616
Investment in The U.S. Large Company Series of The DFA Investment Trust Company		72,669,819
TOTAL AFFILIATED INVESTMENT COMPANIES — (Cost $101,172,346)		147,448,435
TEMPORARY CASH INVESTMENTS — (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio — Institutional Shares (Cost $7,142)	7,142	7,142
TOTAL INVESTMENTS — (100.0%) (Cost $101,179,488)		$147,455,577

THE GLOBAL SMALL COMPANY SERIES

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company	10,882,624	$158,342,179
Investment in The Continental Small Company Series of The DFA Investment Trust Company		56,397,741
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		38,561,745
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		30,058,220
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		23,035,431
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		20,062,559
TOTAL AFFILIATED INVESTMENT COMPANIES — (Cost $285,670,971)		326,457,875
TEMPORARY CASH INVESTMENTS — (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio — Institutional Shares (Cost $325,370)	325,370	325,370
TOTAL INVESTMENTS — (100.0%) (Cost $285,996,341)		$326,783,245

See accompanying Notes to Financial Statements.
5

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	The Global Value Series	The Global Large Company Series	The Global Small Company Series
ASSETS:
Investments in Affiliated Investment Companies at Value	$434,722	$147,448	$326,458
Temporary Cash Investments at Value	23	7	325
Receivables:
Affiliated Investment Companies	—	48	—
Dividends and Interest	—	—	1
Fund Shares Sold	181	—	296
Total Assets	434,926	147,503	327,080
LIABILITIES:
Payables:
Affiliated Investment Companies	181	—	296
Fund Shares Redeemed	—	48	—
Accrued Expenses and Other Liabilities	28	11	29
Total Liabilities	209	59	325
NET ASSETS	$434,717	$147,444	$326,755
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	26,016,332	12,775,894	20,080,068
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.71	$11.54	$16.27
Investments in Affiliated Investment Companies at Cost	$384,664	$101,172	$285,671
Temporary Cash Investments at Cost	$23	$7	$325
NET ASSETS CONSIST OF:
Paid-In Capital	$339,322	$100,690	$241,930
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	793	726	1,973
Accumulated Net Realized Gain (Loss)	8,544	(248)	42,077
Net Unrealized Foreign Exchange Gain (Loss)	—	—	(12)
Net Unrealized Appreciation (Depreciation)	86,058	46,276	40,787
NET ASSETS	$434,717	$147,444	$326,755
(1) NUMBER OF SHARES AUTHORIZED	Unlimited	Unlimited	Unlimited

See accompanying Notes to Financial Statements.
6

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	The Global Value Series	The Global Large Company Series	The Global Small Company Series
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Income Distributions	$1,521	$252	$597
* Dividends (Net of Foreign Taxes Withheld of $0, $0, and $218, respectively)	—	726	2,514
* Interest	—	22	15
* Income from Securities Lending	—	8	357
* Expenses Allocated from Affiliated Investment Companies	—	(15)	(113)
Total Net Investment Income Received from Affiliated Investment Companies	1,521	993	3,370
Fund Investment Income
Interest	—	—	3
Fund Expenses
Accounting & Transfer Agent Fees	8	7	8
Shareholders' Reports	7	3	7
Directors'/Trustees' Fees & Expenses	2	—	1
Legal Fees	6	2	7
Audit Fees	3	3	3
Other	1	—	1
Total Expenses	27	15	27
Net Investment Income (Loss)	1,494	978	3,346
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	16,672	1,036	15,520
Net Realized Gain (Loss) on:
** Investment Securities Sold/Affiliated Investment Companies Shares Sold	(7,006)	(78)	26,333
* Futures	—	(134)	(24)
* Foreign Currency Transactions	—	—	7
In-Kind Redemptions	—	—	927
Change in Unrealized Appreciation (Depreciation) of:
** Investment Securities/Affiliated Investment Companies Shares and Foreign Currency	(27,905)	(7,935)	(56,960)
* Translation of Foreign Currency Denominated Amounts	—	—	(25)
Net Realized and Unrealized Gain (Loss)	(18,239)	(7,111)	(14,222)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(16,745)	$(6,133)	$(10,876)

*  Allocated from each Portfolio's respective Master Funds (Affiliated Investment Companies).

**  A portion has been allocated from each Portfolio's respective Master Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.
7

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Global Value Series		The Global Large Company Series		The Global Small Company Series
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,494	$9,508	$978	$3,339	$3,346	$8,030
Capital Gain Distributions Received from Affiliated Investment Companies	16,672	14,177	1,036	—	15,520	13,044
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(7,006)	(84)	(78)	1,752	26,333	17,262
Futures	—	—	(134)	23	(24)	—
Foreign Currency Transactions	—	—	—	—	7	41
In-Kind Redemptions	—	—	—	—	927	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares and Foreign Currency	(27,905)	5,009	(7,935)	12,563	(56,960)	(17,649)
Futures	—	—	—	(9)	—	—
Translation of Foreign Currency Denominated Amounts	—	—	—	—	(25)	5
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,745)	28,610	(6,133)	17,668	(10,876)	20,733
Distributions From:
Net Investment Income	(9,553)	(6,945)	(3,321)	(2,725)	(7,958)	(6,470)
Net Short-Term Gains	(793)	(630)	—	—	(2,296)	(3,613)
Net Long-Term Gains	(13,533)	(6,164)	—	—	(26,433)	(14,630)
Total Distributions	(23,879)	(13,739)	(3,321)	(2,725)	(36,687)	(24,713)
Capital Share Transactions (1):
Shares Issued	22,058	97,804	532	17,997	17,431	26,195
Shares Issued in Lieu of Cash Distributions	22,327	12,602	2,823	2,316	35,149	23,201
Shares Redeemed	(35,089)	(17,190)	(4,647)	(27,485)	(90,899)	(34,334)
Net Increase (Decrease) from Capital Share Transactions	9,296	93,216	(1,292)	(7,172)	(38,319)	15,062
Total Increase (Decrease) in Net Assets	(31,328)	108,087	(10,746)	7,771	(85,882)	11,082
Net Assets
Beginning of Period	466,045	357,958	158,190	150,419	412,637	401,555
End of Period	$434,717	$466,045	$147,444	$158,190	$326,755	$412,637

(1) Shares Issued and Redeemed:
Shares Issued	1,371	5,318	49	1,532	1,114	1,373
Shares Issued in Lieu of Cash Distributions	1,341	733	244	210	2,180	1,308
Shares Redeemed	(2,241)	(970)	(400)	(2,430)	(5,522)	(1,832)
	471	5,081	(107)	(688)	(2,228)	849

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$793	$8,852	$726	$3,069	$1,973	$6,585

See accompanying Notes to Financial Statements.
8

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The Global Value Series	The Global Large Company Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$18.24	$17.49	$14.55	$12.73	$10.32	$8.17	$12.28	$11.08	$9.33	$8.53	$7.46	$6.36
Income From Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.42	(A)	0.41	(A)	0.33	0.17	2.11	0.08	(A)	0.26	(A)	0.24	(A)	0.20	0.16	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.64)	1.02	3.30	1.60	2.54	0.14	(0.56)	1.16	1.69	0.69	1.12	1.09
Total From Investment Operations	(0.58)	1.44	3.71	1.93	2.71	2.25	(0.48)	1.42	1.93	0.89	1.28	1.19
Less Distributions
Net Investment Income	(0.38)	(0.35)	(0.29)	(0.10)	(0.30)	(0.10)	(0.26)	(0.22)	(0.18)	(0.09)	(0.21)	(0.09)
Net Realized Gains	(0.57)	(0.34)	(0.48)	(0.01)	—	—	—	—	—	—	—	—
Total Distributions	(0.95)	(0.69)	(0.77)	(0.11)	(0.30)	(0.10)	(0.26)	(0.22)	(0.18)	(0.09)	(0.21)	(0.09)
Net Asset Value, End of Period	$16.71	$18.24	$17.49	$14.55	$12.73	$10.32	$11.54	$12.28	$11.08	$9.33	$8.53	$7.46
Total Return	(3.19	)%(C)	8.42%	26.69%	15.20%	26.81%	28.01%	(3.91	)%(C)	13.06%	21.02%	10.51%	17.46%	19.07%
Net Assets, End of Period (thousands)	$434,717	$466,045	$357,958	$210,977	$169,335	$93,488	$147,444	$158,190	$150,419	$97,043	$81,906	$44,460
Ratio of Expenses to Average Net Assets(D)	0.19	%(B)	0.19%	0.19%	0.23%	0.27%	0.368%	0.19	%(B)	0.19%	0.21%	0.33%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.19	%(B)	0.19%	0.19%	0.23%	0.25%	0.298%	0.19	%(B)	0.19%	0.19%	0.26%	0.29%	0.37%
Ratio of Net Investment Income to Average Net Assets	0.71	%(B)	2.27%	2.62%	2.36%	1.52%	1.96%	1.34	%(B)	2.25%	2.40%	2.15%	2.48%	1.29%

See Page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
9

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The Global Small Company Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$18.50	$18.71	$16.35	$14.56	$12.42	$8.59
Income From Investment Operations
Net Investment Income (Loss)	0.17	(A)	0.35	(A)	0.30	(A)	0.27	(A)	0.18	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.74)	0.59	3.12	1.93	2.71	3.79
Total From Investment Operations	(0.57)	0.94	3.42	2.20	2.89	3.92
Less Distributions
Net Investment Income	(0.36)	(0.30)	(0.24)	(0.11)	(0.28)	(0.09)
Net Realized Gains	(1.30)	(0.85)	(0.82)	(0.30)	(0.47)	—
Total Distributions	(1.66)	(1.15)	(1.06)	(0.41)	(0.75)	(0.09)
Net Asset Value, End of Period	$16.27	$18.50	$18.71	$16.35	$14.56	$12.42
Total Return	(3.00	)%(C)	5.30%	22.20%	15.49%	24.50%	46.17%
Net Assets, End of Period (thousands)	$326,755	$412,637	$401,555	$271,052	$188,139	$127,872
Ratio of Expenses to Average Net Assets(D)	0.11	%(B)	0.11%	0.11%	0.18%	0.21%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.11	%(B)	0.11%	0.11%	0.18%	0.21%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.09	%(B)	1.84%	1.77%	1.76%	1.40%	1.55%

See Page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
10

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios of which The Global Value Series, The Global Large Company Series, and The Global Small Company Series (the "Global Funds") are presented in this section of the report.

The Global Funds achieve their investment objectives by investing primarily in nine portfolios within The DFA Investment Trust Company ("ITC") and one portfolio of DFA Investment Dimensions Group Inc. ("IDG") (collectively, the "Master Funds").

	Global Funds (Percentage Ownership at May 31, 2008)
Master Funds	The Global Value Series	The Global Large Company Series	The Global Small Company Series
The U.S. Large Company Series (ITC)	N/A	2%	N/A
The U.S. Large Cap Value Series (ITC)	2%	N/A	N/A
The U.S. Small Cap Series (ITC)	N/A	N/A	5%
The DFA International Value Series (ITC)	3%	N/A	N/A
The Japanese Small Company Series (ITC)	N/A	N/A	3%
The Asia Pacific Small Company Series (ITC)	N/A	N/A	2%
The United Kingdom Small Company Series (ITC)	N/A	N/A	3%
The Continental Small Company Series (ITC)	N/A	N/A	3%
The Canadian Small Company Series (ITC)	N/A	N/A	4%
Large Cap International Portfolio (IDG)	N/A	4%	N/A

N/A – Global Fund does not have any ownership of Master Fund.

The U.S. Large Cap Value Series, The U.S. Small Cap Series, The DFA International Value Series, and the Large Cap International Portfolio (the "Corporate Masters") are classified as regulated investment companies for federal income tax purposes. The U.S. Large Company Series, The Japanese Small Company Series, The United Kingdom Small Company Series, The Asia Pacific Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the "Partnership Masters") are classified as partnerships for federal income tax purposes.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Corporate Masters held by the Global Funds are valued at their respective daily net asset values. The Global Funds' investments in the Partnership Masters reflect each of their proportionate interest in the net assets of their respective Partnership Masters.

11

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Global Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Global Funds' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
The Global Value Series	$434,745	—	—	$434,745
The Global Large Company Series	147,456	—	—	147,456
The Global Small Company Series	326,783	—	—	326,783

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Trustees have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from Investment in Affiliated Investment Companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Trust or Global Funds are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Global Large Company Series and The Global Small Company Series, each recognize their pro-rata share of net investment income and realized and unrealized gains/losses of investment securities and foreign currency, on a daily basis, from their respective Partnership Masters.

12

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Master Funds. The Global Funds are not subject to a management fee.

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive its fees and to assume each Global Fund's expenses (including the expenses the Global Funds bear as a shareholder of their Master Funds but excluding the expenses the Global Funds' bear as a shareholder of other investment companies) to the extent necessary to limit the expenses of each Global Fund to the following rates as a percentage of average net assets on an annualized basis: 0.375% for The Global Value Series; 0.25% for The Global Large Company Series; and 0.375% for The Global Small Company Series. At any time that the annualized expenses of a Global Fund are less than the rate listed above for such Global Fund on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Global Funds' annualized expenses to exceed the applicable percentage of average net assets as listed above. The Global Funds are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such recovery. The Fee Waiver and Expense Assumption Agreement shall remain in effect until April 1, 2009, and shall continue to remain in effect from year to year thereafter unless terminated by the Trust or the Advisor. At May 31, 2008, the Global Funds had no waivers or fees subject to future recovery to the Advisor.

Prior to April 1, 2006, pursuant to the previous Fee Waiver and Expense Assumption Agreement for The Global Large Company Series, the Advisor had contractually agreed to waive its fees and to assume the fund's expenses (including the expenses that The Global Large Company Series bore as a shareholder of its Master Funds) to the extent necessary to limit the expenses to 0.375% of the average daily net assets on an annualized basis.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six month ended May, 31, 2008, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by each of the Global Funds are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Global Value Series	$9
The Global Large Company Series	3
The Global Small Company Series	7

E.  Federal Income Taxes:

Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise.

13

Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" and character redesignation of distributions, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
The Global Small Company Series	$152	$(152)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
The Global Value Series
2006	$5,983	$5,191	$11,174
2007	7,575	6,164	13,739
The Global Large Company Series
2006	1,878	—	1,878
2007	2,725	—	2,725
The Global Small Company Series
2006	6,458	11,282	17,740
2007	10,083	14,630	24,713

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
The Global Value Series	$9,051	$13,512	—	$22,563
The Global Large Company Series	3,072	—	$(324)	2,748
The Global Small Company Series	9,308	26,426	—	35,734

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the following Global Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2013	2014	Total
The Global Large Company Series	$98	$226	$324

During the year ended November 30, 2007 the Global Large Company Series utilized capital loss carryforwards to offset realized capital gains of $1,660 (in thousands).

Some of the investments held by the Master Funds of the Global Small Company Series are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains allocated to the Global Small Company Series are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2007, The Global Small Company Series received cumulative unrealized appreciation (depreciation) (mark to market) and realized gains from its Master Funds on the sale of passive foreign investment companies (in thousands) of $859 and $396, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

14

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Global Value Series	$350,690	$86,058	$(2,003)	$84,055
The Global Large Company Series	102,107	46,713	(1,365)	45,348
The Global Small Company Series	286,237	64,522	(23,976)	40,546

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Global Funds' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Global Funds' financial statements.

F.  Financial Instruments:

In accordance with the Global Funds' investment objectives and policies, the Global Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and its significant corresponding risks are described below:

Repurchase Agreements: The Global Funds may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009.

For the six months ended May 31, 2008, borrowings by the Global Funds under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The Global Value Series	5.63%	$2,470	1	—	$2,470
The Global Small Company Series	5.63%	2,029	1	—	2,029

There were no outstanding borrowings by the Global Funds under this line of credit at May 31, 2008.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for

15

its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in January 15, 2009. There were no borrowings by the Global Funds under this line of credit during the six months ended May 31, 2008.

H.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

I.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Global Funds' financial statements has not been determined.

J.  Other:

At May 31, 2008, one shareholder held 100% of the outstanding shares of each of the Global Funds.

16

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Master Funds use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

17

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DFA053108-013S

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

Semi-Annual Report

Six Months Ended May 31, 2008
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$155 Billion in Assets Under Management Worldwide as of May 31, 2008.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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SEMI-ANNUAL REPORT
(Unaudited)

i

Table of Contents

Continued

ii

Table of Contents

Continued

The DFA Investment Trust Company

Page
Disclosure of Fund Expenses	145

Disclosure of Portfolio Holdings	148

Schedules of Investments/Summary Schedules of Portfolio Holdings

The U.S. Large Company Series	150

The Enhanced U.S. Large Company Series	153

The U.S. Large Cap Value Series	155

The U.S. Small Cap Value Series	157

The U.S. Small Cap Series	160

The U.S. Micro Cap Series	163

The DFA International Value Series	166

The Japanese Small Company Series	170

The Asia Pacific Small Company Series	172

The United Kingdom Small Company Series	175

The Continental Small Company Series	177

The Canadian Small Company Series	181

The Emerging Markets Series	183

The Emerging Markets Small Cap Series	187

The DFA One-Year Fixed Income Series	191

The DFA Two-Year Global Fixed Income Series	193

Statements of Assets and Liabilities	195

Statements of Operations	199

Statements of Changes in Net Assets	203

Financial Highlights	207

Notes to Financial Statements	214

Voting Proxies on Fund Portfolio Securities	227

Board Approval of Investment Advisory Agreements	228

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

iii

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DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

AMBAC  American Municipal Bond Assurance Corporation

ETM  Escrowed to Maturity

FGIC  Federal Guaranty Insurance Corporation

FSA  Financial Security Assurance

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

GO  General Obligation

MBIA  Municipal Bond Insurance Association

PLC  Public Liability Company

RB  Revenue Bond

REIT  Real Estate Investment Trust

SA  Special Assessment

STRB  Special Tax Revenue Bond

TAN  Tax Anticipation Note

TECP  Tax Exempt Commercial Paper

TRAN  Tax and Revenue Anticipation Note

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

^  Denominated in local currency or the Euro, unless otherwise noted.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2008.

(y)  The rate shown is the effective yield.

(t)  Face Amount Denominated in Australian Dollars.

(g)  Face Amount Denominated in British Pounds.

(c)  Face Amount Denominated in Canadian Dollars.

(d)  Face Amount Denominated in Denmark Krone.

(e)  Face Amount Denominated in Euro.

(j)  Face Amount Denominated in Japanese Yen.

(n)  Face Amount Denominated in Norwegian Krone.

(s)  Face Amount Denominated in Swedish Krona.

(f)  Face Amount Denominated in Swiss Francs.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Continued

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A  Does not apply to this fund.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

REITs  Real Estate Investment Trusts

(a)  Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

  Institutional Class Shares — Six Months Ended May 31, 2008
  Class R1 Shares — For the Period January 31, 2008 to May 31, 2008

EXPENSE TABLES

U.S. Large Company Portfolio**	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$955.30	0.15%	$0.73
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.25	0.15%	$0.76

Enhanced U.S. Large Company Portfolio**	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$952.60	0.25%	$1.22
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.75	0.25%	$1.26
U.S. Large Cap Value Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,001.30	0.27%	$1.35
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.65	0.27%	$1.37
U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares****	$1,000.00	$1,061.30	0.50%	$1.72
Institutional Class Shares	$1,000.00	$1,000.10	0.39%	$1.95
Hypothetical 5% Annual Return
Class R1 Shares****	$1,000.00	$1,022.50	0.50%	$2.53
Institutional Class Shares	$1,000.00	$1,023.05	0.39%	$1.97
U.S. Small Cap Value Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$984.40	0.53%	$2.63
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.35	0.53%	$2.68
U.S. Core Equity 1 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$972.40	0.20%	$0.99
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.00	0.20%	$1.01
U.S. Core Equity 2 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$973.00	0.23%	$1.13
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.85	0.23%	$1.16
U.S. Vector Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$979.10	0.33%	$1.63
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.35	0.33%	$1.67
T.A. U.S. Core Equity 2 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$977.50	0.29%	$1.43
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.55	0.29%	$1.47

U.S. Small Cap Portfolio**	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$975.10	0.38%	$1.88
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.10	0.38%	$1.92
U.S. Micro Cap Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$951.80	0.53%	$2.59
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.35	0.53%	$2.68
DFA Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,021.90	0.33%	$1.67
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.35	0.33%	$1.67
Large Cap International Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$966.20	0.29%	$1.43
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.55	0.29%	$1.47
International Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$959.20	0.40%	$1.96
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.00	0.40%	$2.02
T.A. World ex U.S. Core Equity Portfolio***;****
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,076.00	0.60%	$1.48
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.00	0.60%	$3.03
International Small Company Portfolio***
Actual Fund Return
Institutional Class Shares	$1,000.00	$961.20	0.55%	$2.70
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.25	0.55%	$2.78
Japanese Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$961.20	0.56%	$2.75
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.20	0.56%	$2.83

Asia Pacific Small Company Portfolio**	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$966.70	0.62%	$3.05
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.90	0.62%	$3.13
United Kingdom Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$909.00	0.59%	$2.82
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.05	0.59%	$2.98
Continental Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$982.70	0.59%	$2.92
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.05	0.59%	$2.98
DFA International Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$880.60	0.42%	$1.97
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.90	0.42%	$2.12
DFA International Small Cap Value Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$970.00	0.69%	$3.40
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.55	0.69%	$3.49
Emerging Markets Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$978.30	0.59%	$2.92
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.05	0.59%	$2.98
Emerging Markets Small Cap Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$919.70	0.76%	$3.65
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.20	0.76%	$3.84
Emerging Markets Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$968.10	0.64%	$3.15
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.80	0.64%	$3.23

DFA One-Year Fixed Income Portfolio**	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,016.50	0.17%	$0.86
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.15	0.17%	$0.86
DFA Two-Year Global Fixed Income Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,017.00	0.18%	$0.91
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.10	0.18%	$0.91
DFA Selectively Hedged Global Fixed Income Portfolio****
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,023.60	0.25%	$1.00
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.75	0.25%	$1.26
DFA Five-Year Government Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$990.60	0.23%	$1.14
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.85	0.23%	$1.16
DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,004.70	0.28%	$1.40
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.60	0.28%	$1.42
DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,017.20	0.12%	$0.61
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.40	0.12%	$0.61
DFA Inflation-Protected Securites Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,032.80	0.15%	$0.76
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.25	0.15%	$0.76
DFA Short-Term Municipal Bond Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,013.00	0.22%	$1.11
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.90	0.22%	$1.11

DFA California Short-Term Municipal Bond Portfolio	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,012.80	0.28%	$1.41
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.60	0.28%	$1.42

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

***  The Portfolio is a Fund of Funds (T.A. World ex U.S. Core Equity Portfolio invests in securities as well as other funds). The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds.

****  U.S. Targeted Value Portfolio Class R1 Shares commenced operations on January 31, 2008, T.A. World ex U.S. Core Equity Portfolio commenced operations on March 6, 2008 and DFA Selectively Hedged Global Fixed Income Portfolio commenced operations on January 9, 2008. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (U.S. Targeted Value Portfolio Class R1 Shares 122 days, T.A. World ex U.S. Core Equity Portfolio 87 days and DFA Selectively Hedged Global Fixed Income Portfolio 144 days), then divided by the number of days in the year (366) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 183 day period for the six months ended May 31, 2008 to allow for comparability.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
U.S. Large Company Portfolio	100.0%
Enhanced U.S. Large Company Portfolio	100.0%
U.S. Large Cap Value Portfolio	100.0%
U.S. Small Cap Value Portfolio	100.0%
U.S. Small Cap Portfolio	100.0%
U.S. Micro Cap Portfolio	100.0%
International Small Company Portfolio	100.0%
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
DFA One-Year Fixed Income Portfolio	100.0%
DFA Two-Year Global Fixed Income Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology
U.S. Targeted Value Portfolio	12.2%	5.0%	11.5%	22.5%	7.2%	16.9%	17.6%
U.S. Core Equity 1 Portfolio	11.8%	8.1%	11.9%	16.3%	10.9%	13.1%	15.8%
U.S. Core Equity 2 Portfolio	12.7%	7.8%	13.3%	19.3%	9.2%	12.9%	13.0%
U.S. Vector Equity Portfolio	13.3%	5.8%	13.2%	23.8%	8.4%	13.7%	12.8%
T.A. U.S. Core Equity 2 Portfolio	12.9%	5.8%	12.5%	19.3%	11.3%	14.0%	13.4%
DFA Real Estate Securities Portfolio	—	—	—	—	—	—	—
Large Cap International Portfolio	9.5%	7.8%	10.6%	24.9%	6.1%	11.8%	5.5%
International Core Equity Portfolio	12.9%	6.8%	8.2%	28.9%	3.8%	15.7%	5.1%
T.A. World ex U.S. Core Equity Portfolio	12.2%	6.6%	8.0%	28.1%	3.5%	15.5%	5.8%
DFA International Real Estate Securities Portfolio	—	—	—	0.3%	—	—	—
DFA International Small Cap Value Portfolio	17.3%	8.6%	5.5%	20.3%	2.2%	22.1%	6.7%
Emerging Markets Core Equity Portfolio	8.5%	7.2%	7.9%	21.5%	2.5%	12.0%	8.5%

	Materials	REITs	Telecommunication Services	Utilities	Other	Total
U.S. Targeted Value Portfolio	6.3%	—	0.7%	0.1%	—	100.0%
U.S. Core Equity 1 Portfolio	5.5%	—	2.8%	3.8%	—	100.0%
U.S. Core Equity 2 Portfolio	6.1%	—	3.0%	2.7%	—	100.0%
U.S. Vector Equity Portfolio	5.3%	—	2.4%	1.3%	—	100.0%
T.A. U.S. Core Equity 2 Portfolio	6.0%	—	1.9%	2.9%	—	100.0%
DFA Real Estate Securities Portfolio	—	100.0%	—	—	—	100.0%
Large Cap International Portfolio	12.5%	—	5.4%	5.8%	0.1%	100.0%
International Core Equity Portfolio	12.3%	—	3.4%	2.8%	0.1%	100.0%
T.A. World ex U.S. Core Equity Portfolio	13.6%	—	4.0%	2.6%	0.1%	100.0%
DFA International Real Estate Securities Portfolio	—	99.7%	—	—	—	100.0%
DFA International Small Cap Value Portfolio	16.3%	0.2%	0.4%	0.4%	—	100.0%
Emerging Markets Core Equity Portfolio	20.2%	—	8.6%	3.0%	0.1%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Muni Insured
DFA Selectively Hedged Global Fixed Income Portfolio	19.6%	2.2%	47.4%	25.9%	—
DFA Five-Year Government Portfolio	—	100.0%	—	—	—
DFA Five-Year Global Fixed Income Portfolio	23.2%	42.0%	15.1%	16.9%	—
DFA Intermediate Government Fixed Income Portfolio	—	100.0%	—	—	—
DFA Inflation-Protected Securities Portfolio	—	100.0%	—	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	19.6%
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	22.3%

	Muni G.O. Local	Muni G.O. State	Muni Revenue	Supranational	Total
DFA Selectively Hedged Global Fixed Income Portfolio	—	—	—	4.9%	100.0%
DFA Five-Year Government Portfolio	—	—	—	—	100.0%
DFA Five-Year Global Fixed Income Portfolio	—	—	—	2.8%	100.0%
DFA Intermediate Government Fixed Income Portfolio	—	—	—	—	100.0%
DFA Inflation-Protected Securities Portfolio	—	—	—	—	100.0%
DFA Short-Term Municipal Bond Portfolio	18.4%	12.9%	49.1%	—	100.0%
DFA California Short-Term Municipal Bond Portfolio	15.5%	19.6%	42.6%	—	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2008
(Unaudited)

U.S. LARGE COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$3,627,977,447
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,940,024,043)	$3,627,977,447

ENHANCED U.S. LARGE COMPANY PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Enhanced U.S. Large Company Series of The DFA Investment Trust Company		$289,404,148
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $262,000,788)	32,517,320	$289,404,148

U.S. LARGE CAP VALUE PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company		$7,740,716,504
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $6,536,890,100)	355,731,457	$7,740,716,504

See accompanying Notes to Financial Statements.

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (89.9%)
Consumer Discretionary — (11.0%)
* AnnTaylor Stores Corp.	103,470	$2,833,009	0.3%
* Toll Brothers, Inc.	135,500	2,854,985	0.3%
* Warnaco Group, Inc.	57,352	2,763,793	0.3%
Other Securities		103,009,891	11.2%
Total Consumer Discretionary		111,461,678	12.1%
Consumer Staples — (4.5%)
J.M. Smucker Co.	53,410	2,819,514	0.3%
# Longs Drug Stores Corp.	61,590	2,920,598	0.3%
*# Smithfield Foods, Inc.	167,724	5,248,084	0.6%
Other Securities		34,580,458	3.7%
Total Consumer Staples		45,568,654	4.9%
Energy — (10.1%)
Cimarex Energy Co.	81,397	5,546,392	0.6%
* Comstock Resources, Inc.	49,570	2,842,839	0.3%
* Encore Acquisition Co.	55,750	3,723,542	0.4%
* EXCO Resources, Inc.	131,000	3,267,140	0.4%
* Forest Oil Corp.	106,721	7,123,627	0.8%
Helmerich & Payne, Inc.	54,300	3,401,895	0.4%
Overseas Shipholding Group, Inc.	39,100	3,091,246	0.3%
Patterson-UTI Energy, Inc.	100,300	3,157,444	0.3%
* Petrohawk Energy Corp.	103,000	3,026,140	0.3%
* Stone Energy Corp.	48,140	3,253,301	0.4%
* Swift Energy Corp.	51,431	2,964,483	0.3%
Tidewater, Inc.	46,400	3,170,512	0.3%
* Whiting Petroleum Corp.	33,800	3,161,314	0.3%
Other Securities		54,502,454	6.0%
Total Energy		102,232,329	11.1%
Financials — (20.3%)
* Allegheny Corp.	8,392	3,151,196	0.3%
American Financial Group, Inc.	123,082	3,670,305	0.4%
Fidelity National Financial, Inc.	185,310	3,168,801	0.4%
Odyssey Re Holdings Corp.	78,806	2,958,377	0.3%
Old Republic International Corp.	198,177	2,982,564	0.3%
Protective Life Corp.	87,959	3,692,519	0.4%
Reinsurance Group of America, Inc.	52,913	2,720,786	0.3%
# Synovus Financial Corp.	283,888	3,261,873	0.4%
Transatlantic Holdings, Inc.	56,901	3,678,650	0.4%
UMB Financial Corp.	54,165	2,825,788	0.3%
Zions Bancorporation	70,883	3,054,348	0.3%
Other Securities		171,100,708	18.6%
Total Financials		206,265,915	22.4%
Health Care — (6.4%)
Total Health Care		65,235,077	7.1%
Industrials — (15.1%)
Alexander & Baldwin, Inc.	53,656	2,761,674	0.3%
* Allied Waste Industries, Inc.	351,413	4,733,533	0.5%
# Barnes Group, Inc.	88,396	2,823,368	0.3%
* EMCOR Group, Inc.	102,233	3,000,539	0.3%
*# Energy Conversion Devices, Inc.	59,285	3,763,412	0.4%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
* Esterline Technologies Corp.	46,770	$2,896,466	0.3%
* Kansas City Southern	58,100	2,902,676	0.3%
* Owens Corning, Inc.	114,500	2,957,535	0.3%
Ryder System, Inc.	43,502	3,194,352	0.4%
Timken Co.	80,300	2,941,389	0.3%
Other Securities		120,894,919	13.2%
Total Industrials		152,869,863	16.6%
Information Technology — (15.8%)
* Arrow Electronics, Inc.	148,301	4,546,909	0.5%
* Avnet, Inc.	124,586	3,677,779	0.4%
* Ingram Micro, Inc.	216,363	3,922,661	0.4%
Intersil Corp.	128,003	3,567,444	0.4%
*# JDS Uniphase Corp.	238,888	2,955,045	0.3%
* Skyworks Solutions, Inc.	273,925	2,829,645	0.3%
Other Securities		138,366,769	15.0%
Total Information Technology		159,866,252	17.3%
Materials — (6.0%)
Ashland, Inc.	78,930	4,236,173	0.5%
MeadWestavco Corp.	151,077	3,887,211	0.4%
Worthington Industries, Inc.	138,618	2,764,043	0.3%
Other Securities		50,106,889	5.4%
Total Materials		60,994,316	6.6%
Telecommunication Services — (0.6%)
# CenturyTel, Inc.	134,965	4,779,111	0.5%
Other Securities		1,694,358	0.2%
Total Telecommunication Services		6,473,469	0.7%
Utilities — (0.1%)
Total Utilities		415,974	0.1%
TOTAL COMMON STOCKS		911,383,527	98.9%
PREFERRED STOCKS — (0.1%)
Health Care — (0.1%)
Total Health Care		673,659	0.1%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		11,182	0.0%
TEMPORARY CASH INVESTMENTS — (1.0%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	10,363,586	10,363,586	1.1%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.0%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $133,791,286 FNMA, rates ranging from 4.500% to 7.500%, maturities ranging from 05/01/13 to 06/01/38, valued at $84,172,319) to be repurchased at $81,736,702	$81,721	81,720,698	8.8%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $10,580,000 FNMA 5.000%, 04/01/38, valued at $10,241,518) to be repurchased at $9,943,838	9,942	9,941,966	1.1%
TOTAL SECURITIES LENDING COLLATERAL		91,662,664	9.9%
TOTAL INVESTMENTS — (100.0%) (Cost $1,029,317,711)		$1,014,094,618	110.0%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
May 31, 2008
(Unaudited)

U.S. SMALL CAP VALUE PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Small Cap Value Series of The DFA Investment Trust Company		$8,211,362,274
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $8,240,356,658)	456,186,793	$8,211,362,274

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.5%)
Consumer Discretionary — (10.5%)
Comcast Corp. Class A	201,673	$4,537,642	0.3%
Disney (Walt) Co.	199,700	6,709,920	0.4%
McDonald's Corp.	87,380	5,183,382	0.3%
Time Warner, Inc.	365,419	5,802,854	0.4%
Other Securities		162,230,524	10.5%
Total Consumer Discretionary		184,464,322	11.9%
Consumer Staples — (7.0%)
Altria Group, Inc.	189,520	4,218,715	0.3%
Coca-Cola Co.	173,019	9,907,068	0.7%
CVS Caremark Corp.	103,100	4,411,649	0.3%
Kraft Foods, Inc.	156,330	5,077,598	0.3%
PepsiCo, Inc.	107,320	7,329,956	0.5%
* Philip Morris International, Inc.	101,120	5,324,979	0.4%
Procter & Gamble Co.	183,572	12,124,931	0.8%
Wal-Mart Stores, Inc.	238,348	13,762,214	0.9%
Other Securities		61,722,620	3.8%
Total Consumer Staples		123,879,730	8.0%
Energy — (10.3%)
Chevron Corp.	147,560	14,630,574	1.0%
ConocoPhillips	159,085	14,810,813	1.0%
Devon Energy Corp.	42,900	4,973,826	0.3%
Exxon Mobil Corp.	351,494	31,198,607	2.0%
Occidental Petroleum Corp.	51,424	4,727,408	0.3%
Schlumberger, Ltd.	64,900	6,563,337	0.4%
Other Securities		104,489,777	6.7%
Total Energy		181,394,342	11.7%
Financials — (14.4%)
American International Group, Inc.	260,018	9,360,648	0.6%
Bank of America Corp.	459,100	15,613,991	1.0%
Bank of New York Mellon Corp.	111,358	4,958,772	0.3%
JPMorgan Chase & Co.	350,663	15,078,509	1.0%
MetLife, Inc.	76,245	4,576,987	0.3%
Morgan Stanley	113,560	5,022,759	0.3%
The Goldman Sachs Group, Inc.	26,253	4,631,292	0.3%
Wells Fargo & Co.	304,235	8,387,759	0.6%
Other Securities		186,347,469	12.0%
Total Financials		253,978,186	16.4%
Health Care — (9.5%)
Abbott Laboratories	90,405	5,094,322	0.3%
* Genentech, Inc.	67,348	4,772,953	0.3%
Johnson & Johnson	186,466	12,444,741	0.8%
Medtronic, Inc.	79,572	4,031,913	0.3%
Merck & Co., Inc.	128,568	5,009,009	0.3%
Pfizer, Inc.	684,368	13,249,364	0.9%
Wyeth	90,895	4,042,101	0.3%
Other Securities		119,014,839	7.6%
Total Health Care		167,659,242	10.8%
Industrials — (11.4%)
Boeing Co.	50,788	4,203,723	0.3%
General Electric Co.	525,567	16,145,418	1.1%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Union Pacific Corp.	53,020	$4,364,076	0.3%
United Technologies Corp.	62,635	4,449,590	0.3%
Other Securities		171,893,349	11.0%
Total Industrials		201,056,156	13.0%
Information Technology — (13.7%)
* Apple, Inc.	51,724	9,762,905	0.6%
* Cisco Sytems, Inc.	406,334	10,857,244	0.7%
* Google, Inc.	15,284	8,953,367	0.6%
Hewlett-Packard Co.	148,599	6,993,069	0.5%
Intel Corp.	381,156	8,835,196	0.6%
International Business Machines Corp.	90,530	11,717,298	0.8%
Microsoft Corp.	633,800	17,949,216	1.2%
* Oracle Corp.	352,835	8,058,751	0.5%
QUALCOMM, Inc.	122,323	5,937,558	0.4%
Other Securities		151,938,664	9.7%
Total Information Technology		241,003,268	15.6%
Materials — (4.9%)
Monsanto Co.	38,551	4,911,397	0.3%
Other Securities		81,104,549	5.3%
Total Materials		86,015,946	5.6%
Telecommunication Services — (2.5%)
AT&T, Inc.	405,575	16,182,443	1.1%
Verizon Communications, Inc.	306,707	11,799,018	0.8%
Other Securities		15,425,750	0.9%
Total Telecommunication Services		43,407,211	2.8%
Utilities — (3.3%)
Exelon Corp.	47,680	4,195,840	0.3%
Other Securities		54,562,365	3.5%
Total Utilities		58,758,205	3.8%
TOTAL COMMON STOCKS		1,541,616,608	99.6%
PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
Total Health Care		96,607	0.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		104	0.0%
TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	9,007,149	9,007,149	0.6%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.0%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $198,331,960 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 12/01/37 to 05/01/38, valued at $194,182,188) to be repurchased at $188,563,315	$188,526	188,526,395	12.2%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $24,825,011 FNMA 6.000%, 12/01/37 & 6.500%, 07/01/37, valued at $24,297,195) to be repurchased at $23,590,807	23,586	23,586,365	1.5%
TOTAL SECURITIES LENDING COLLATERAL		212,112,760	13.7%
TOTAL INVESTMENTS — (100.0%) (Cost $1,726,810,609)		$1,762,833,228	113.9%

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (86.3%)
Consumer Discretionary — (11.1%)
Comcast Corp. Class A	559,242	$12,582,945	0.4%
Disney (Walt) Co.	515,212	17,311,123	0.5%
Home Depot, Inc.	380,845	10,419,919	0.3%
Lowe's Companies, Inc.	362,000	8,688,000	0.3%
Time Warner, Inc.	941,120	14,944,986	0.5%
Other Securities		357,561,115	10.8%
Total Consumer Discretionary		421,508,088	12.8%
Consumer Staples — (6.6%)
Altria Group, Inc.	582,700	12,970,902	0.4%
Coca-Cola Co.	160,813	9,208,152	0.3%
CVS Caremark Corp.	333,685	14,278,381	0.4%
Kraft Foods, Inc.	390,697	12,689,839	0.4%
* Philip Morris International, Inc.	154,900	8,157,034	0.3%
Procter & Gamble Co.	571,788	37,766,597	1.2%
Wal-Mart Stores, Inc.	404,300	23,344,282	0.7%
Other Securities		132,249,150	3.9%
Total Consumer Staples		250,664,337	7.6%
Energy — (11.4%)
Anadarko Petroleum Corp.	133,128	9,980,606	0.3%
Apache Corp.	79,063	10,599,186	0.3%
Chesapeake Energy Corp.	164,600	9,015,142	0.3%
Chevron Corp.	549,734	54,506,126	1.7%
ConocoPhillips	443,978	41,334,352	1.3%
Devon Energy Corp.	119,000	13,796,860	0.4%
Exxon Mobil Corp.	440,684	39,115,112	1.2%
Marathon Oil Corp.	189,788	9,753,205	0.3%
Occidental Petroleum Corp.	157,660	14,493,684	0.5%
Other Securities		228,772,353	6.9%
Total Energy		431,366,626	13.2%
Financials — (16.7%)
Allstate Corp.	163,880	8,348,047	0.3%
American International Group, Inc.	612,570	22,052,520	0.7%
Bank of America Corp.	1,268,999	43,158,656	1.3%
Bank of New York Mellon Corp.	314,970	14,025,614	0.4%
Citigroup, Inc.	795,672	17,417,260	0.5%
JPMorgan Chase & Co.	877,852	37,747,636	1.2%
Merrill Lynch & Co., Inc.	238,512	10,475,447	0.3%
MetLife, Inc.	202,592	12,161,598	0.4%
Morgan Stanley	266,304	11,778,626	0.4%
Prudential Financial, Inc.	112,016	8,367,595	0.3%
The Goldman Sachs Group, Inc.	119,024	20,997,024	0.7%
The Travelers Companies, Inc.	177,178	8,825,236	0.3%
Wells Fargo & Co.	823,601	22,706,680	0.7%
Other Securities		394,063,437	11.8%
Total Financials		632,125,376	19.3%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (8.0%)
Johnson & Johnson	142,350	$9,500,439	0.3%
Pfizer, Inc.	1,913,312	37,041,720	1.1%
Other Securities		255,236,320	7.8%
Total Health Care		301,778,479	9.2%
Industrials — (11.1%)
Burlington Northern Santa Fe Corp.	81,866	9,254,951	0.3%
General Electric Co.	752,936	23,130,194	0.7%
Union Pacific Corp.	136,600	11,243,546	0.4%
Other Securities		377,582,615	11.4%
Total Industrials		421,211,306	12.8%
Information Technology — (11.2%)
* Apple, Inc.	46,714	8,817,268	0.3%
* Cisco Sytems, Inc.	332,162	8,875,369	0.3%
Hewlett-Packard Co.	213,714	10,057,381	0.3%
Intel Corp.	458,292	10,623,209	0.3%
International Business Machines Corp.	77,144	9,984,748	0.3%
Microsoft Corp.	526,939	14,922,912	0.5%
Other Securities		359,821,162	10.9%
Total Information Technology		423,102,049	12.9%
Materials — (5.3%)
Alcoa, Inc.	225,136	9,138,270	0.3%
Dow Chemical Co.	259,888	10,499,475	0.3%
Freeport-McMoRan Copper & Gold, Inc. Class B	76,337	8,832,954	0.3%
Other Securities		174,301,822	5.3%
Total Materials		202,772,521	6.2%
Other — (0.0%)
Total Other		168	0.0%
Telecommunication Services — (2.6%)
AT&T, Inc.	995,052	39,702,575	1.2%
Verizon Communications, Inc.	748,363	28,789,525	0.9%
Other Securities		29,543,829	0.9%
Total Telecommunication Services		98,035,929	3.0%
Utilities — (2.3%)
Total Utilities		87,321,369	2.7%
TOTAL COMMON STOCKS		3,269,886,248	99.7%
PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
Total Health Care		342,916	0.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		237	0.0%
TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	25,236,044	25,236,044	0.8%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (13.0%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $473,974,286 FHLMC 5.000%, maturities ranging from 12/01/35 to 06/01/38 & FNMA 5.788%(r), 05/01/37, valued at $449,713,822) to be repurchased at $436,700,864	$436,615	$436,615,360	13.3%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $63,721,546 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 09/01/36 to 05/01/38, valued at $56,695,259) to be repurchased at $55,050,102	55,040	55,039,736	1.7%
TOTAL SECURITIES LENDING COLLATERAL		491,655,096	15.0%
TOTAL INVESTMENTS — (100.0%) (Cost $3,810,980,935)		$3,787,120,541	115.5%

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.0%)
Consumer Discretionary — (11.8%)
Comcast Corp. Class A	191,618	$4,311,405	0.4%
Disney (Walt) Co.	86,800	2,916,480	0.3%
* Liberty Media Holding Corp. Interactive Class A	219,019	3,721,133	0.3%
Macy's, Inc.	157,690	3,732,522	0.4%
Time Warner, Inc.	353,081	5,606,926	0.5%
Other Securities		129,908,085	11.6%
Total Consumer Discretionary		150,196,551	13.5%
Consumer Staples — (5.0%)
Coca-Cola Enterprises, Inc.	164,260	3,308,196	0.3%
CVS Caremark Corp.	87,809	3,757,347	0.4%
Molson Coors Brewing Co.	64,500	3,741,000	0.4%
* Philip Morris International, Inc.	46,200	2,432,892	0.2%
Procter & Gamble Co.	74,000	4,887,700	0.5%
Wal-Mart Stores, Inc.	42,300	2,442,402	0.2%
Other Securities		42,932,209	3.7%
Total Consumer Staples		63,501,746	5.7%
Energy — (11.3%)
Anadarko Petroleum Corp.	52,100	3,905,937	0.4%
Apache Corp.	19,300	2,587,358	0.2%
Chesapeake Energy Corp.	48,600	2,661,822	0.2%
Chevron Corp.	95,200	9,439,080	0.9%
Cimarex Energy Co.	51,000	3,475,140	0.3%
ConocoPhillips	153,600	14,300,160	1.3%
Devon Energy Corp.	37,100	4,301,374	0.4%
* Encore Acquisition Co.	42,400	2,831,896	0.3%
Exxon Mobil Corp.	56,300	4,997,188	0.5%
Helmerich & Payne, Inc.	40,300	2,524,795	0.2%
* Newfield Exploration Co.	43,600	2,757,264	0.3%
Pioneer Natural Resources Co.	54,700	3,926,913	0.4%
* Plains Exploration & Production Co.	36,915	2,638,684	0.2%
Valero Energy Corp.	59,500	3,024,980	0.3%
Other Securities		81,518,126	7.1%
Total Energy		144,890,717	13.0%
Financials — (20.7%)
Allstate Corp.	54,890	2,796,097	0.3%
American International Group, Inc.	190,030	6,841,080	0.6%
Bank of America Corp.	402,170	13,677,802	1.2%
CNA Financial Corp.	92,800	2,820,192	0.3%
Genworth Financial, Inc.	160,400	3,544,840	0.3%
JPMorgan Chase & Co.	333,480	14,339,640	1.3%
Legg Mason, Inc.	47,700	2,566,737	0.2%
# M&T Bank Corp.	38,800	3,362,408	0.3%
Marshall & Ilsley Corp.	107,987	2,509,618	0.2%
MetLife, Inc.	73,840	4,432,615	0.4%
Old Republic International Corp.	182,689	2,749,469	0.3%
The Travelers Companies, Inc.	69,400	3,456,814	0.3%
UnionBanCal Corp.	68,600	3,434,116	0.3%
Unum Group	161,075	3,878,686	0.4%
Wells Fargo & Co.	147,042	4,053,948	0.4%
Other Securities		189,531,030	16.9%
Total Financials		263,995,092	23.7%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (7.2%)
Pfizer, Inc.	309,722	$5,996,218	0.6%
Other Securities		86,642,556	7.7%
Total Health Care		92,638,774	8.3%
Industrials — (11.9%)
General Electric Co.	160,700	4,936,704	0.5%
R. R. Donnelley & Sons Co.	78,900	2,590,287	0.2%
Southwest Airlines Co.	265,916	3,472,863	0.3%
Union Pacific Corp.	51,400	4,230,734	0.4%
Other Securities		136,314,833	12.2%
Total Industrials		151,545,421	13.6%
Information Technology — (11.1%)
* Arrow Electronics, Inc.	81,600	2,501,856	0.2%
* Computer Sciences Corp.	75,645	3,717,952	0.3%
Electronic Data Systems Corp.	140,700	3,445,743	0.3%
Other Securities		132,276,334	11.9%
Total Information Technology		141,941,885	12.7%
Materials — (4.8%)
Total Materials		61,877,793	5.5%
Other — (0.0%)
Total Other		16	0.0%
Telecommunication Services — (2.1%)
AT&T, Inc.	270,720	10,801,728	1.0%
Verizon Communications, Inc.	150,079	5,773,539	0.5%
Other Securities		9,847,209	0.9%
Total Telecommunication Services		26,422,476	2.4%
Utilities — (1.1%)
Total Utilities		13,810,662	1.2%
TOTAL COMMON STOCKS		1,110,821,133	99.6%
PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
Total Health Care		255,633	0.0%
TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	6,922,677	6,922,677	0.6%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.4%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $164,714,562 FHLMC, rates ranging from 5.000% to 5.500%, maturities ranging from 12/01/35 to 03/01/38, valued at $145,320,579) to be repurchased at $141,115,570	$141,088	141,087,940	12.7%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $23,730,644 FNMA 5.500%, 01/01/35 & 6.000%, 12/01/37, valued at $18,270,390) to be repurchased at $17,740,212	17,737	17,736,872	1.6%
TOTAL SECURITIES LENDING COLLATERAL		158,824,812	14.3%
TOTAL INVESTMENTS — (100.0%) (Cost $1,304,898,328)		$1,276,824,255	114.5%

See accompanying Notes to Financial Statements.

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (92.9%)
Consumer Discretionary — (12.1%)
Comcast Corp. Class A	86,150	$1,938,375	0.4%
Comcast Corp. Special Class A Non-Voting	57,600	1,283,904	0.3%
Disney (Walt) Co.	62,692	2,106,451	0.5%
McDonald's Corp.	19,700	1,168,604	0.3%
Time Warner, Inc.	131,300	2,085,044	0.5%
Other Securities		50,071,153	10.9%
Total Consumer Discretionary		58,653,531	12.9%
Consumer Staples — (5.3%)
Altria Group, Inc.	89,400	1,990,044	0.4%
Kraft Foods, Inc.	56,200	1,825,376	0.4%
PepsiCo, Inc.	19,400	1,325,020	0.3%
Other Securities		20,605,031	4.5%
Total Consumer Staples		25,745,471	5.6%
Energy — (11.5%)
Anadarko Petroleum Corp.	26,510	1,987,455	0.4%
Apache Corp.	12,400	1,662,344	0.4%
Chesapeake Energy Corp.	22,200	1,215,894	0.3%
Chevron Corp.	63,500	6,296,025	1.4%
ConocoPhillips	87,530	8,149,043	1.8%
Devon Energy Corp.	23,100	2,678,214	0.6%
Exxon Mobil Corp.	38,504	3,417,615	0.8%
Marathon Oil Corp.	29,400	1,510,866	0.3%
Occidental Petroleum Corp.	16,200	1,489,266	0.3%
Other Securities		27,084,393	5.9%
Total Energy		55,491,115	12.2%
Financials — (17.9%)
Allstate Corp.	34,100	1,737,054	0.4%
Bank of America Corp.	207,344	7,051,769	1.6%
Bank of New York Mellon Corp.	48,700	2,168,611	0.5%
Hartford Financial Services Group, Inc.	19,100	1,357,437	0.3%
JPMorgan Chase & Co.	87,368	3,756,824	0.8%
MetLife, Inc.	35,700	2,143,071	0.5%
Morgan Stanley	45,722	2,022,284	0.5%
Prudential Financial, Inc.	21,500	1,606,050	0.4%
The Goldman Sachs Group, Inc.	15,810	2,789,042	0.6%
The Travelers Companies, Inc.	35,810	1,783,696	0.4%
U.S. Bancorp	37,900	1,257,901	0.3%
Wells Fargo & Co.	118,100	3,256,017	0.7%
Other Securities		55,901,544	12.0%
Total Financials		86,831,300	19.0%
Health Care — (10.5%)
Johnson & Johnson	43,375	2,894,847	0.7%
Pfizer, Inc.	295,965	5,729,882	1.3%
* WellPoint, Inc.	21,500	1,200,130	0.3%
Other Securities		41,104,976	8.9%
Total Health Care		50,929,835	11.2%
Industrials — (12.9%)
CSX Corp.	22,400	1,546,944	0.4%
FedEx Corp.	16,100	1,476,531	0.3%

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
General Electric Co.	89,100	$2,737,152	0.6%
Norfolk Southern Corp.	18,700	1,260,006	0.3%
Raytheon Co.	25,200	1,609,272	0.4%
Southwest Airlines Co.	94,900	1,239,394	0.3%
Union Pacific Corp.	20,400	1,679,124	0.4%
United Technologies Corp.	23,750	1,687,200	0.4%
Other Securities		49,406,540	10.6%
Total Industrials		62,642,163	13.7%
Information Technology — (12.4%)
* Cisco Sytems, Inc.	51,895	1,386,634	0.3%
Electronic Data Systems Corp.	49,600	1,214,704	0.3%
Hewlett-Packard Co.	35,000	1,647,100	0.4%
Intel Corp.	59,762	1,385,283	0.3%
International Business Machines Corp.	15,866	2,053,536	0.5%
Microsoft Corp.	44,200	1,251,744	0.3%
Other Securities		51,250,134	11.1%
Total Information Technology		60,189,135	13.2%
Materials — (5.7%)
Alcoa, Inc.	42,370	1,719,798	0.4%
Dow Chemical Co.	36,800	1,486,720	0.3%
Other Securities		24,451,043	5.4%
Total Materials		27,657,561	6.1%
Telecommunication Services — (1.8%)
AT&T, Inc.	52,000	2,074,800	0.5%
Verizon Communications, Inc.	78,830	3,032,590	0.7%
Other Securities		3,656,285	0.7%
Total Telecommunication Services		8,763,675	1.9%
Utilities — (2.8%)
Total Utilities		13,295,195	2.9%
TOTAL COMMON STOCKS		450,198,981	98.7%
PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
Total Health Care		50,505	0.0%
TEMPORARY CASH INVESTMENTS — (1.2%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	5,923,346	5,923,346	1.3%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (5.9%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $42,993,486 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 09/01/36 to 02/01/38 & FNMA 5.994%(r), 10/01/37 & 6.439%(r), 08/01/30, valued at $25,927,080) to be repurchased at $25,176,852	$25,172	25,171,922	5.5%
@Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $4,556,417 FNMA 5.000%, 04/01/38 & 5.500%, 03/01/35, valued at $3,257,564) to be repurchased at $3,160,958	3,160	3,160,363	0.7%
TOTAL SECURITIES LENDING COLLATERAL		28,332,285	6.2%
TOTAL INVESTMENTS — (100.0%) (Cost $480,546,736)		$484,505,117	106.2%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2008
(Unaudited)

U.S. SMALL CAP PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company		$2,836,188,141
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,641,926,583)	194,927,020	$2,836,188,141

U.S. MICRO CAP PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Micro Cap Series of The DFA Investment Trust Company		$4,232,281,741
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,958,795,825)	457,049,864	$4,232,281,741

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (83.2%)
Real Estate Investment Trusts — (83.2%)
*# Alexander's, Inc.	48,900	$16,870,500	0.6%
# Alexandria Real Estate Equities, Inc.	316,750	33,037,025	1.2%
# AMB Property Corp.	973,065	57,352,451	2.1%
# Apartment Investment & Management Co. Class A	939,087	37,159,673	1.4%
# AvalonBay Communities, Inc.	754,956	76,401,547	2.8%
BioMed Realty Trust, Inc.	643,252	16,904,663	0.6%
# Boston Properties, Inc.	1,136,764	111,107,313	4.1%
Brandywine Realty Trust	855,320	16,054,356	0.6%
# BRE Properties, Inc. Class A	500,915	24,274,341	0.9%
# Camden Property Trust	517,709	25,502,345	0.9%
CBL & Associates Properties, Inc.	645,646	16,986,946	0.6%
# Commercial Net Lease Realty	712,704	16,185,508	0.6%
Corporate Office Properties Trust	465,400	17,643,314	0.6%
# Developers Diversified Realty Corp.	1,173,594	46,568,210	1.7%
# Digital Realty Trust, Inc.	636,217	26,911,979	1.0%
# Douglas Emmett, Inc.	1,104,088	27,050,156	1.0%
# Duke Realty Corp.	1,430,536	36,736,164	1.3%
# Entertainment Properties Trust	274,379	15,104,564	0.5%
# Equity One, Inc.	726,176	16,854,545	0.6%
# Equity Residential	2,563,239	108,399,377	4.0%
# Essex Property Trust, Inc.	247,400	29,556,878	1.1%
# Federal Realty Investment Trust	577,252	46,538,056	1.7%
# General Growth Properties, Inc.	2,391,809	99,403,582	3.6%
HCP, Inc.	1,442,103	49,406,449	1.8%
# Health Care REIT, Inc.	646,027	31,203,104	1.1%
Highwood Properties, Inc.	417,300	15,022,800	0.5%
# Home Properties, Inc.	322,970	16,536,064	0.6%
Hospitality Properties Trust	922,519	28,598,089	1.0%
Host Marriott Corp.	5,143,768	88,421,372	3.2%
HRPT Properties Trust	2,214,959	17,254,531	0.6%
# Kilroy Realty Corp.	323,193	17,620,482	0.6%
# Kimco Realty Corp.	2,475,170	97,397,940	3.6%
# Liberty Property Trust	904,453	32,108,082	1.2%
Mack-Cali Realty Corp.	645,131	24,927,862	0.9%
# Nationwide Health Properties, Inc.	695,224	23,727,995	0.9%
# Post Properties, Inc.	429,266	15,243,236	0.6%
# ProLogis	2,456,890	152,155,198	5.5%
# Public Storage	1,623,966	143,120,124	5.2%
# Realty Income Corp.	995,148	24,381,126	0.9%
# Regency Centers Corp.	683,682	45,458,016	1.7%
Senior Housing Properties Trust	895,730	19,894,163	0.7%
# Simon Property Group, Inc.	2,124,732	211,113,372	7.7%
# SL Green Realty Corp.	580,309	57,856,807	2.1%
Taubman Centers, Inc.	517,061	27,792,029	1.0%
The Macerich Co.	707,066	50,576,431	1.8%
# UDR, Inc.	1,313,231	32,489,335	1.2%
# Ventas, Inc.	942,328	44,911,352	1.6%
# Vornado Realty Trust	1,454,980	142,195,195	5.2%
# Washington REIT	459,824	15,491,471	0.6%
# Weingarten Realty Investors	838,057	28,912,967	1.1%
Other Securities		362,205,537	13.3%
TOTAL COMMON STOCKS		2,734,624,622	99.7%

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (16.8%)
@Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $673,084,617 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 05/01/12 to 11/01/47, valued at $504,976,414) to be repurchased at $490,364,374	$490,268	$490,268,363	17.9%
@Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $63,476,785 FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 05/01/28 to 05/01/38, valued at $62,682,240) to be repurchased at $60,867,384	60,856	60,855,923	2.2%
TOTAL SECURITIES LENDING COLLATERAL		551,124,286	20.1%
TOTAL INVESTMENTS — (100.0%) (Cost $2,795,878,957)		$3,285,748,908	119.8%

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.2%)
COMMON STOCKS — (5.2%)
# BHP Billiton, Ltd.	360,962	$15,176,199	0.7%
Other Securities		110,125,897	5.2%
TOTAL — AUSTRALIA		125,302,096	5.9%
AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		9,959,037	0.5%
BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		20,748,743	1.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8	0.0%
TOTAL — BELGIUM		20,748,751	1.0%
CANADA — (7.4%)
COMMON STOCKS — (7.4%)
# EnCana Corp.	108,800	9,801,417	0.5%
# Manulife Financial Corp.	214,690	8,290,716	0.4%
Potash Corp. of Saskatchewan, Inc.	46,500	9,234,949	0.4%
* Research In Motion, Ltd.	73,300	10,137,030	0.5%
# Royal Bank of Canada	210,980	10,786,820	0.5%
Suncor Energy, Inc.	133,958	9,142,202	0.4%
Other Securities		120,029,017	5.6%
TOTAL — CANADA		177,422,151	8.3%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		22,189,167	1.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		159,182	0.0%
TOTAL — DENMARK		22,348,349	1.0%
FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
Nokia Oyj	422,721	12,050,142	0.6%
Other Securities		21,572,592	1.0%
TOTAL — FINLAND		33,622,734	1.6%
FRANCE — (8.0%)
COMMON STOCKS — (7.9%)
# BNP Paribas SA	122,464	12,630,415	0.6%
Sanofi - Aventis	111,839	8,338,426	0.4%
# Total SA	235,328	20,509,874	1.0%
Other Securities		149,067,051	6.9%
TOTAL COMMON STOCKS		190,545,766	8.9%
RIGHTS/WARRANTS — (0.1%)
Other Securities		1,283,283	0.1%
TOTAL — FRANCE		191,829,049	9.0%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (7.3%)
COMMON STOCKS — (7.3%)
Allianz SE	46,204	$8,740,747	0.4%
BASF AG	65,207	9,756,725	0.5%
Daimler AG	117,627	8,942,371	0.4%
E.ON AG	76,335	16,195,878	0.8%
RWE AG Series A	67,377	8,701,385	0.4%
Siemens AG	83,409	9,451,784	0.4%
Other Securities		112,310,359	5.3%
TOTAL — GERMANY		174,099,249	8.2%
GREECE — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		13,553,567	0.6%
HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		41,479,563	1.9%
IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		12,482,530	0.6%
ITALY — (3.0%)
COMMON STOCKS — (3.0%)
Enel SpA	697,674	7,845,191	0.4%
# Eni SpA	285,395	11,644,243	0.6%
# UniCredito Italiano SpA	1,478,873	10,345,681	0.5%
Other Securities		43,054,220	1.9%
TOTAL COMMON STOCKS		72,889,335	3.4%
PREFERRED STOCKS — (0.0%)
Other Securities		50,791	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,543	0.0%
TOTAL — ITALY		72,944,669	3.4%
JAPAN — (17.9%)
COMMON STOCKS — (17.9%)
Mitsubishi UFJ Financial Group, Inc.	990,882	10,076,840	0.5%
Mitsubishi UFJ Financial Group, Inc. ADR	879,800	8,929,970	0.4%
Mizuho Financial Group, Inc.	1,541	8,093,100	0.4%
Nintendo Co., Ltd.	16,200	8,922,916	0.4%
Sumitomo Mitsui Financial Group, Inc.	996	8,581,450	0.4%
Takeda Pharmaceutical Co., Ltd.	137,900	7,994,253	0.4%
Toyota Motor Corp.	323,900	16,542,962	0.8%
Other Securities		361,010,102	16.8%
TOTAL — JAPAN		430,151,593	20.1%
NETHERLANDS — (2.9%)
COMMON STOCKS — (2.9%)
ArcelorMittal	129,106	12,814,056	0.6%
ING Groep NV	219,463	8,380,126	0.4%
Royal Dutch Shell P.L.C. Series A	303,455	12,956,123	0.6%
Other Securities		36,632,030	1.7%
TOTAL — NETHERLANDS		70,782,335	3.3%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$2,058,497	0.1%
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		18,194,632	0.9%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		6,013,612	0.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,772	0.0%
TOTAL — PORTUGAL		6,018,384	0.3%
SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		21,420,302	1.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		28,843	0.0%
TOTAL — SINGAPORE		21,449,145	1.0%
SPAIN — (3.6%)
COMMON STOCKS — (3.6%)
Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	489,400	10,918,514	0.5%
# Banco Santander Central Hispano SA	566,687	11,821,115	0.6%
Telefonica SA	405,073	11,615,270	0.5%
Other Securities		51,132,330	2.4%
TOTAL — SPAIN		85,487,229	4.0%
SWEDEN — (1.9%)
COMMON STOCKS — (1.9%)
Other Securities		45,062,355	2.1%
SWITZERLAND — (5.8%)
COMMON STOCKS — (5.8%)
Nestle SA	61,357	30,178,750	1.4%
# Novartis AG	239,486	12,576,193	0.6%
Roche Holding AG Genusschein	107,214	18,494,432	0.9%
Other Securities		77,365,787	3.6%
TOTAL COMMON STOCKS		138,615,162	6.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		337,119	0.0%
TOTAL — SWITZERLAND		138,952,281	6.5%
UNITED KINGDOM — (16.8%)
COMMON STOCKS — (16.8%)
Anglo American P.L.C.	211,678	14,423,981	0.7%
BG Group P.L.C.	434,325	10,923,618	0.5%
BHP Billiton P.L.C.	251,116	9,553,147	0.5%
BP P.L.C.	2,255,040	27,224,374	1.3%
British American Tobacco P.L.C.	273,139	10,221,718	0.5%
GlaxoSmithKline P.L.C.	629,019	13,930,677	0.7%
HSBC Holdings P.L.C.	1,242,796	20,967,558	1.0%
HSBC Holdings P.L.C. Sponsored ADR	98,000	8,252,580	0.4%
Rio Tinto P.L.C.	114,511	13,772,938	0.7%
Royal Dutch Shell P.L.C. ADR	120,400	10,081,092	0.5%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Royal Dutch Shell P.L.C. Series B	303,924	$12,697,278	0.6%
Tesco P.L.C.	1,179,771	9,691,388	0.5%
Vodafone Group P.L.C.	6,093,647	19,567,474	0.9%
Xstrata P.L.C.	115,064	9,104,896	0.4%
Other Securities		213,360,003	9.7%
TOTAL COMMON STOCKS		403,772,722	18.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		849,918	0.1%
TOTAL — UNITED KINGDOM		404,622,640	19.0%
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		899,764	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $7,680,000 FHLMC 6.584%(r), 03/01/37, valued at $6,206,476) to be repurchased at $6,113,988	$6,113	6,113,000	0.3%
SECURITIES LENDING COLLATERAL — (11.5%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $307,968,985 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 07/01/19 to 11/01/37 & FNMA, rates ranging from 4.818%(r) to 6.465%(r), maturities ranging from 06/01/33 to 09/01/45, valued at $227,451,929) to be repurchased at $223,035,756	222,992	222,992,087	10.4%
@ Repurchase Agreement, Greenwich Capital Markets 2.33%, 06/02/08 (Collateralized by $55,963,311 FNMA 5.000%, 04/01/38 & 5.000%, 05/01/38, valued at $54,063,895) to be repurchased at $53,010,291	53,000	53,000,000	2.5%
TOTAL SECURITIES LENDING COLLATERAL		275,992,087	12.9%
TOTAL INVESTMENTS — (100.0%) (Cost $1,799,860,790)		$2,401,575,687	112.5%

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.9%)
COMMON STOCKS — (4.9%)
Australia & New Zealand Banking Group, Ltd.	376,573	$7,815,172	0.3%
Commonwealth Bank of Australia	214,475	8,686,772	0.3%
National Australia Bank, Ltd.	246,013	7,373,649	0.2%
Other Securities		140,095,557	4.9%
TOTAL COMMON STOCKS		163,971,150	5.7%
PREFERRED STOCKS — (0.0%)
Other Securities		47,796	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		12,484	0.0%
TOTAL — AUSTRALIA		164,031,430	5.7%
AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		22,957,055	0.8%
BELGIUM — (1.1%)
COMMON STOCKS — (1.1%)
# Fortis	399,837	9,780,924	0.3%
Other Securities		27,625,162	1.0%
TOTAL COMMON STOCKS		37,406,086	1.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		987	0.0%
TOTAL — BELGIUM		37,407,073	1.3%
CANADA — (7.0%)
COMMON STOCKS — (7.0%)
# EnCana Corp.	80,000	7,206,924	0.2%
# Manulife Financial Corp.	182,673	7,054,311	0.2%
# Royal Bank of Canada	155,257	7,937,858	0.3%
# Toronto Dominion Bank	120,460	8,715,650	0.3%
Other Securities		202,510,217	7.1%
TOTAL COMMON STOCKS		233,424,960	8.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		37,714	0.0%
TOTAL — CANADA		233,462,674	8.1%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		31,181,366	1.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		138,759	0.0%
TOTAL — DENMARK		31,320,125	1.1%
FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		47,441,478	1.7%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
FRANCE — (6.3%)
COMMON STOCKS — (6.3%)
AXA SA Sponsored ADR	274,912	$9,726,387	0.3%
# BNP Paribas SA	146,852	15,145,689	0.5%
Compagnie de Saint-Gobain	93,414	7,539,452	0.3%
Sanofi - Aventis ADR	197,895	7,385,441	0.3%
Total SA Sponsored ADR	81,090	7,075,913	0.3%
Vivendi SA	201,198	8,462,762	0.3%
Other Securities		155,618,369	5.4%
TOTAL COMMON STOCKS		210,954,013	7.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		995,904	0.0%
TOTAL — FRANCE		211,949,917	7.4%
GERMANY — (6.4%)
COMMON STOCKS — (6.4%)
Allianz SE	38,332	7,251,544	0.2%
Allianz SE Sponsered ADR	468,900	8,876,277	0.3%
Commerzbank AG	208,386	7,347,788	0.3%
DaimlerChrysler AG	172,726	13,131,169	0.5%
# Deutsche Bank AG	86,078	9,181,270	0.3%
# E. ON AG Sponsered ADR	222,070	15,692,443	0.5%
# Munchener Rueckversicherungs-Gesellschaft AG	44,371	8,312,928	0.3%
Siemens AG Sponsored ADR	97,300	11,071,767	0.4%
Other Securities		133,256,374	4.7%
TOTAL — GERMANY		214,121,560	7.5%
GREECE — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		33,850,904	1.2%
HONG KONG — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		66,264,352	2.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,245	0.0%
TOTAL — HONG KONG		66,271,597	2.3%
IRELAND — (1.0%)
COMMON STOCKS — (1.0%)
# Allied Irish Banks P.L.C. Sponsored ADR	180,982	7,297,194	0.2%
Other Securities		24,700,341	0.9%
TOTAL — IRELAND		31,997,535	1.1%
ITALY — (2.7%)
COMMON STOCKS — (2.7%)
Eni SpA Sponsored ADR	111,450	9,093,206	0.3%
Intesa Sanpaolo SpA	1,238,040	8,123,598	0.3%
# UniCredito Italiano SpA	1,570,241	10,984,860	0.4%
Other Securities		63,666,070	2.2%
TOTAL COMMON STOCKS		91,867,734	3.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		10,933	0.0%
TOTAL — ITALY		91,878,667	3.2%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
JAPAN — (17.5%)
COMMON STOCKS — (17.5%)
Mitsubishi UFJ Financial Group, Inc.	952,520	$9,686,715	0.3%
Toyota Motor Corp. Sponsored ADR	138,200	14,103,310	0.5%
Other Securities		560,997,337	19.6%
TOTAL — JAPAN		584,787,362	20.4%
NETHERLANDS — (3.1%)
COMMON STOCKS — (3.1%)
Aegon NV	527,776	8,051,897	0.3%
ArcelorMittal	152,014	15,087,726	0.5%
ING Groep NV Sponsered ADR	358,115	13,687,155	0.5%
Koninklijke Philips Electronics NV	211,137	8,110,819	0.3%
Other Securities		59,208,002	2.0%
TOTAL — NETHERLANDS		104,145,599	3.6%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		6,564,037	0.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,054	0.0%
TOTAL — NEW ZEALAND		6,565,091	0.2%
NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		33,543,067	1.2%
PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		12,211,852	0.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		22,531	0.0%
TOTAL — PORTUGAL		12,234,383	0.4%
SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		40,044,404	1.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		32,766	0.0%
TOTAL — SINGAPORE		40,077,170	1.4%
SPAIN — (3.0%)
COMMON STOCKS — (3.0%)
# Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	640,476	14,289,020	0.5%
# Banco Santander SA Sponsored ADR	881,996	18,433,716	0.7%
Other Securities		69,091,979	2.4%
TOTAL — SPAIN		101,814,715	3.6%
SWEDEN — (2.2%)
COMMON STOCKS — (2.2%)
Other Securities		74,064,701	2.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		26	0.0%
TOTAL — SWEDEN		74,064,727	2.6%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWITZERLAND — (5.7%)
COMMON STOCKS — (5.7%)
Compagnie Financiere Richemont AG Series A	121,838	$7,593,986	0.3%
Credit Suisse Group Sponsered ADR	301,415	15,339,009	0.5%
Nestle SA	46,170	22,708,947	0.8%
Novartis AG ADR	272,402	14,260,245	0.5%
Roche Holding AG Genusschein	80,105	13,818,125	0.5%
Swiss Re	117,132	9,104,006	0.3%
Zurich Financial SVCS AG	48,442	14,216,893	0.5%
Other Securities		95,250,586	3.3%
TOTAL COMMON STOCKS		192,291,797	6.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		195,903	0.0%
TOTAL — SWITZERLAND		192,487,700	6.7%
UNITED KINGDOM — (15.2%)
COMMON STOCKS — (15.2%)
Anglo American P.L.C.	142,644	9,719,925	0.3%
Aviva P.L.C.	833,627	10,417,885	0.4%
# Barclays P.L.C. Sponsered ADR	270,000	8,081,100	0.3%
BP P.L.C. Sponsored ADR	374,500	27,154,995	1.0%
# HSBC Holdings P.L.C. Sponsered ADR	443,672	37,361,619	1.3%
Royal Bank of Scotland Group P.L.C.	1,897,696	8,601,084	0.3%
Royal Dutch Shell P.L.C. ADR	315,537	26,419,913	0.9%
Tesco P.L.C.	849,341	6,977,026	0.2%
Vodafone Group P.L.C. Sponsered ADR	931,431	29,889,621	1.0%
Other Securities		343,325,152	12.0%
TOTAL COMMON STOCKS		507,948,320	17.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		690,543	0.0%
TOTAL — UNITED KINGDOM		508,638,863	17.7%
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		1,105,393	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $16,300,000 FHLMC 6.04%(r), 11/01/36, valued at $13,363,464) to be repurchased at $13,164,128	$13,162	13,162,000	0.5%
SECURITIES LENDING COLLATERAL — (14.7%)
@ Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $56,046,551 FNMA 6.000%, 03/01/37, valued at $51,000,001) to be repurchased at $50,009,583	50,000	50,000,000	1.7%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $820,998,290 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 10/01/18 to 05/01/38 & FNMA, rates ranging from 4.250%(r) to 5.709%(r), maturities ranging from 09/01/15 to 02/01/38, valued at $450,485,525) to be repurchased at $441,738,965	441,652	441,652,475	15.4%
TOTAL SECURITIES LENDING COLLATERAL		491,652,475	17.1%
TOTAL INVESTMENTS — (100.0%) (Cost $3,285,243,430)		$3,350,968,560	116.8%

See accompanying Notes to Financial Statements.

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (0.3%)
COMMON STOCKS — (0.3%)
National Australia Bank, Ltd.	2,331	$69,866	0.1%
Other Securities		136,145	0.2%
TOTAL — AUSTRALIA		206,011	0.3%
AUSTRIA — (0.1%)
COMMON STOCKS — (0.1%)
Wienerberger AG	1,417	75,047	0.1%
BELGIUM — (0.2%)
COMMON STOCKS — (0.2%)
Fortis	3,111	76,102	0.1%
Other Securities		20,434	0.1%
TOTAL — BELGIUM		96,536	0.2%
BRAZIL — (0.3%)
COMMON STOCKS — (0.3%)
Petroleo Brasileiro SA ADR (71654V101)	1,000	60,440	0.1%
Petroleo Brasileiro SA ADR (71654V408)	800	56,400	0.1%
Other Securities		50,676	0.1%
TOTAL — BRAZIL		167,516	0.3%
CANADA — (0.7%)
COMMON STOCKS — (0.7%)
Petro-Canada	900	51,929	0.1%
Yamana Gold, Inc.	2,900	44,831	0.1%
Other Securities		332,241	0.5%
TOTAL — CANADA		429,001	0.7%
CHINA — (0.6%)
COMMON STOCKS — (0.6%)
Chaoda Modern Agriculture	32,000	45,102	0.1%
Shanghai Industrial Holdings, Ltd.	17,000	62,971	0.1%
Shimao Property Holdings, Ltd.	29,000	48,398	0.1%
Other Securities		241,182	0.3%
TOTAL — CHINA		397,653	0.6%
DENMARK — (0.1%)
COMMON STOCKS — (0.1%)
A P Moller - Maersk A.S.	4	49,834	0.1%
Other Securities		37,717	0.0%
TOTAL — DENMARK		87,551	0.1%
FINLAND — (0.4%)
COMMON STOCKS — (0.4%)
Rautaruukki Oyj Series K	880	46,851	0.1%
Other Securities		178,531	0.3%
TOTAL — FINLAND		225,382	0.4%
FRANCE — (1.0%)
COMMON STOCKS — (1.0%)
BNP Paribas SA	748	77,145	0.1%
Nexans SA	641	87,423	0.1%
Schneider Electric SA	620	77,820	0.1%
Other Securities		378,655	0.7%
TOTAL — FRANCE		621,043	1.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (1.1%)
COMMON STOCKS — (1.1%)
Commerzbank AG	2,296	$80,958	0.1%
Continental AG	373	46,964	0.1%
Deutsche Bank AG	786	83,836	0.2%
Deutsche Telekom AG Sponsored ADR	2,700	45,198	0.1%
E.ON AG	369	78,290	0.1%
Other Securities		323,586	0.5%
TOTAL — GERMANY		658,832	1.1%
HONG KONG — (0.3%)
COMMON STOCKS — (0.3%)
Cheung Kong Holdings, Ltd.	3,000	46,200	0.1%
Other Securities		135,519	0.2%
TOTAL — HONG KONG		181,719	0.3%
ISRAEL — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		7,000	0.0%
ITALY — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		278,769	0.4%
JAPAN — (2.5%)
COMMON STOCKS — (2.5%)
* Idemitsu Kosan Co., Ltd.	500	53,730	0.1%
Millea Holdings, Inc.	1,100	45,415	0.1%
Nintendo Co., Ltd.	100	55,080	0.1%
* Sbi Holdings, Inc.	161	47,436	0.1%
Other Securities		1,371,791	2.2%
TOTAL — JAPAN		1,573,452	2.6%
NETHERLANDS — (0.6%)
COMMON STOCKS — (0.6%)
Aegon NV	5,010	76,434	0.1%
Akzo Nobel NV	741	62,687	0.1%
ArcelorMittal	490	48,634	0.1%
Koninklijke DSM NV	764	46,800	0.1%
Other Securities		107,201	0.2%
TOTAL — NETHERLANDS		341,756	0.6%
NORWAY — (0.2%)
COMMON STOCKS — (0.2%)
Storebrand ASA	5,000	47,608	0.1%
Other Securities		57,225	0.1%
TOTAL — NORWAY		104,833	0.2%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		38,652	0.1%
SINGAPORE — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		131,931	0.2%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH AFRICA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$132,019	0.2%
SOUTH KOREA — (2.1%)
COMMON STOCKS — (2.1%)
Hanjin Shipping Co., Ltd.	1,000	45,614	0.1%
POSCO ADR	600	81,990	0.1%
Other Securities		1,165,371	1.9%
TOTAL — SOUTH KOREA		1,292,975	2.1%
SPAIN — (0.4%)
COMMON STOCKS — (0.4%)
Repsol YPF SA Sponsored ADR	1,100	45,584	0.1%
Other Securities		180,171	0.3%
TOTAL — SPAIN		225,755	0.4%
SWEDEN — (0.4%)
COMMON STOCKS — (0.4%)
Svenska Handelsbanken AB Series A	2,600	72,459	0.1%
Other Securities		180,146	0.3%
TOTAL — SWEDEN		252,605	0.4%
SWITZERLAND — (0.8%)
COMMON STOCKS — (0.8%)
Clariant AG	4,307	48,097	0.1%
Roche Holding AG Genusschein	680	117,300	0.2%
Swiss Re	928	72,128	0.1%
Zurich Financial SVCS AG	256	75,132	0.1%
Other Securities		195,121	0.3%
TOTAL — SWITZERLAND		507,778	0.8%
TAIWAN — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		828,951	1.4%
UNITED KINGDOM — (2.3%)
COMMON STOCKS — (2.3%)
Barclays P.L.C. Sponsored ADR	2,000	59,860	0.1%
BP P.L.C. Sponsored ADR	800	58,008	0.1%
British Airways P.L.C.	9,854	45,449	0.1%
DSG International P.L.C.	62,674	72,313	0.1%
Enterprise Inns P.L.C.	4,828	44,691	0.1%
HSBC Holdings P.L.C. Sponsored ADR	1,100	92,631	0.2%
Man Group P.L.C.	7,101	87,430	0.1%
Punch Taverns P.L.C.	6,948	76,419	0.1%
Royal Dutch Shell P.L.C. ADR	2,100	175,833	0.3%
Standard Life P.L.C.	15,951	79,396	0.1%
Vodafone Group P.L.C. Sponsored ADR	3,000	96,270	0.2%
Yell Group P.L.C.	23,796	59,526	0.1%
Other Securities		496,832	0.8%
TOTAL COMMON STOCKS		1,444,658	2.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,779	0.0%
TOTAL — UNITED KINGDOM		1,446,437	2.4%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
AFFILIATED INVESTMENT COMPANIES — (80.9%)
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	3,033	$41,155,790	67.6%
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	441	8,983,314	14.7%
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		50,139,104	82.3%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (2.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $1,915,000 FNMA 6.50%, 09/01/37, valued at $1,584,423) to be repurchased at $1,557,252	$1,557	1,557,000	2.6%
TOTAL INVESTMENTS — (100.0%) (Cost $60,545,727)		$62,005,308	101.8%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
May 31, 2008
(Unaudited)

INTERNATIONAL SMALL COMPANY PORTFOLIO

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$1,987,831,833
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		1,229,111,543
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,000,099,683
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		917,533,693
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		428,182,850
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,594,776,267)		5,562,759,602
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $4,600,000 FNMA 5.50%, 02/25/36, valued at $3,619,887) to be repurchased at $3,565,576 (Cost $3,565,000)	$3,565	3,565,000
TOTAL INVESTMENTS — (100.0%) (Cost $4,598,341,267)		$5,566,324,602

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2008
(Unaudited)

JAPANESE SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$200,253,418
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $298,987,757)	$200,253,418

ASIA PACIFIC SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$147,558,614
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $133,119,121)	$147,558,614

UNITED KINGDOM SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$46,506,274
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $39,966,409)	$46,506,274

CONTINENTAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$190,167,036
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $158,218,656)	$190,167,036

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (23.7%)
COMMON STOCKS — (23.7%)
# CFS Retail Property Trust	4,349,305	$8,656,290	1.6%
Commonwealth Property Office Fund	4,075,870	5,070,930	0.9%
DB RREEF Trust	8,994,301	13,605,542	2.5%
Goodman Group	3,971,483	15,217,713	2.8%
GPT Group	6,496,214	17,907,213	3.3%
# ING Industrial Fund	2,880,741	5,499,485	1.0%
ING Office Fund	3,333,798	4,227,262	0.8%
# Macquarie Country Wide Trust	3,016,414	3,406,240	0.6%
Macquarie Office Trust	5,673,085	5,212,274	0.9%
Stockland Trust Group	4,389,153	26,504,261	4.8%
Westfield Group Stapled	1,596,599	26,066,252	4.8%
Other Securities		18,469,193	3.3%
TOTAL — AUSTRALIA		149,842,655	27.3%
BELGIUM — (1.7%)
COMMON STOCKS — (1.7%)
Befimmo S.C.A.	32,146	3,710,208	0.7%
# Cofinimmo SA	22,117	4,132,601	0.8%
Other Securities		2,956,242	0.5%
TOTAL — BELGIUM		10,799,051	2.0%
CANADA — (5.1%)
COMMON STOCKS — (5.1%)
# Boardwalk REIT	67,716	2,872,614	0.5%
# H&R REIT	188,900	3,745,300	0.7%
# Riocan REIT	304,033	6,535,975	1.2%
Other Securities		19,290,536	3.5%
TOTAL — CANADA		32,444,425	5.9%
CHINA — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		392,141	0.1%
FRANCE — (9.0%)
COMMON STOCKS — (9.0%)
# Fonciere des Regions	46,612	6,345,947	1.2%
Klepierre SA	196,986	11,656,386	2.1%
# Mercialys	97,412	4,909,132	0.9%
# Societe Immobiliere de Location pour l'Industrie et le Commerce	39,225	5,428,872	1.0%
# Unibail-Rodamco	85,822	22,322,381	4.1%
Other Securities		6,461,082	1.1%
TOTAL — FRANCE		57,123,800	10.4%
GERMANY — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		511,155	0.1%
GREECE — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		351,733	0.0%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (2.7%)
COMMON STOCKS — (2.7%)
The Link REIT	5,908,165	$14,818,246	2.7%
Other Securities		2,239,630	0.4%
TOTAL — HONG KONG		17,057,876	3.1%
JAPAN — (14.8%)
COMMON STOCKS — (14.8%)
# Global One Real Estate Investment Co.	246	2,798,724	0.5%
Japan Prime Realty Investment Corp.	1,550	5,129,751	0.9%
Japan Real Estate Investment Corp.	960	11,834,188	2.2%
Japan Retail Fund Investment	943	6,131,919	1.1%
# Kenedix Realty Investment Corp.	467	2,898,110	0.5%
MORI TRUST Sogo REIT, Inc.	308	2,919,865	0.5%
Nippon Building Fund, Inc.	1,255	16,663,512	3.0%
Nippon Commercial Investment Corp.	684	2,545,952	0.5%
Nomura Real Estate Office Fund, Inc.	648	5,158,221	0.9%
# ORIX JREIT, Inc.	660	4,255,807	0.8%
# TOKYU REIT, Inc.	412	3,422,569	0.6%
Other Securities		29,817,759	5.6%
TOTAL — JAPAN		93,576,377	17.1%
NETHERLANDS — (4.5%)
COMMON STOCKS — (4.5%)
Corio NV	114,957	10,078,627	1.8%
Eurocommercial Properties NV	65,578	3,641,950	0.7%
VastNed Retail NV	44,255	4,031,349	0.7%
Wereldhave NV	58,780	6,854,590	1.3%
Other Securities		3,722,919	0.7%
TOTAL — NETHERLANDS		28,329,435	5.2%
NEW ZEALAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		5,910,997	1.1%
SINGAPORE — (4.6%)
COMMON STOCKS — (4.6%)
Ascendas REIT	2,498,000	4,527,122	0.8%
# Capitacommercial Trust	2,458,000	4,068,181	0.7%
# CapitaMall Trust	3,033,000	7,373,362	1.3%
# Suntec REIT	2,712,000	3,331,846	0.6%
Other Securities		9,849,798	1.9%
TOTAL — SINGAPORE		29,150,309	5.3%
SOUTH AFRICA — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		4,886,663	0.9%
TAIWAN — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		1,323,839	0.2%
UNITED KINGDOM — (17.4%)
COMMON STOCKS — (17.4%)
British Land Co. P.L.C.	1,353,191	21,492,664	3.9%
Brixton P.L.C.	933,583	4,833,490	0.9%
Derwent London P.L.C.	227,902	5,323,871	1.0%
Great Portland Estates P.L.C.	607,438	4,657,745	0.8%
Hammerson P.L.C.	849,007	15,402,309	2.8%
Land Securities Group P.L.C.	731,159	20,472,954	3.7%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Liberty International P.L.C.	788,086	$13,789,555	2.5%
Segro P.L.C	1,332,078	11,000,580	2.0%
Shaftesbury P.L.C.	487,426	4,424,376	0.8%
Other Securities		8,914,549	1.7%
TOTAL — UNITED KINGDOM		110,312,093	20.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $3,065,000 FHLMC 6.003%(r), 01/01/37, valued at $2,640,033) to be repurchased at $2,600,420	$2,600	2,600,000	0.5%
SECURITIES LENDING COLLATERAL — (14.0%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $190,641,218 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 10/01/32 to 05/01/38 & FNMA, rates ranging from 4.679%(r) to 5.095%(r), maturities ranging from 12/01/11 to 12/01/35, valued at $90,594,258) to be repurchased at $88,835,293	88,818	88,817,899	16.2%
TOTAL INVESTMENTS — (100.0%) (Cost $718,509,423)		$633,430,448	115.5%

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (8.2%)
COMMON STOCKS — (8.2%)
# ABB Grain, Ltd.	2,915,437	$29,507,315	0.4%
Adelaide Brighton, Ltd.	10,937,983	38,210,677	0.5%
# Centennial Coal Co., Ltd.	7,996,000	38,987,572	0.5%
Downer EDI, Ltd.	3,988,757	27,494,434	0.3%
Futuris Corp., Ltd.	19,369,028	33,134,152	0.4%
# Gunns, Ltd.	10,967,619	31,702,976	0.4%
# Incitec Pivot, Ltd.	353,794	58,919,349	0.7%
Onesteel, Ltd.	5,004,023	34,553,774	0.4%
Pacific Brands, Ltd.	14,821,542	30,081,433	0.4%
Other Securities		523,648,907	5.9%
TOTAL COMMON STOCKS		846,240,589	9.9%
PREFERRED STOCKS — (0.0%)
Other Securities		2,695,681	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		161,101	0.0%
TOTAL — AUSTRALIA		849,097,371	9.9%
AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		68,276,017	0.8%
BELGIUM — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		125,544,746	1.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		145	0.0%
TOTAL — BELGIUM		125,544,891	1.5%
CANADA — (7.2%)
COMMON STOCKS — (7.2%)
* Celestica, Inc.	3,826,647	33,814,373	0.4%
IAMGOLD Corp.	5,508,673	32,655,076	0.4%
# Laurentian Bank of Canada	699,800	29,940,115	0.4%
* MDS, Inc.	1,985,527	37,308,564	0.4%
* Saskatchewan Wheat Pool, Inc.	3,065,100	41,953,865	0.5%
Savanna Energy Services Corp.	1,294,587	27,895,640	0.3%
* Sino-Forest Corp.	2,967,406	62,119,610	0.7%
Other Securities		475,690,343	5.6%
TOTAL COMMON STOCKS		741,377,586	8.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		3,459,360	0.0%
TOTAL — CANADA		744,836,946	8.7%
DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		84,905,075	1.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
FINLAND — (2.0%)
COMMON STOCKS — (2.0%)
OKO Bank P.L.C. Class A	1,697,460	$34,962,484	0.4%
Rautaruukki Oyj Series K	1,108,900	59,037,205	0.7%
Other Securities		109,894,215	1.3%
TOTAL — FINLAND		203,893,904	2.4%
FRANCE — (6.2%)
COMMON STOCKS — (6.2%)
# Arkema	886,609	56,633,839	0.7%
* Atos Origin SA	770,786	45,512,620	0.5%
# Establissements Maurel et Prom	1,094,817	27,383,478	0.3%
# Havas SA	8,111,619	35,859,586	0.4%
Nexans SA	593,945	81,005,506	0.9%
Rallye SA	413,283	31,398,677	0.4%
* UbiSoft Entertainment SA	359,030	34,806,120	0.4%
Valeo SA	1,231,192	49,105,781	0.6%
Other Securities		281,154,153	3.3%
TOTAL COMMON STOCKS		642,859,760	7.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		23,887	0.0%
TOTAL — FRANCE		642,883,647	7.5%
GERMANY — (5.5%)
COMMON STOCKS — (5.5%)
# Bilfinger Berger AG	765,357	70,373,930	0.8%
# Norddeutsche Affinerie AG	1,148,031	54,927,714	0.7%
# Salzgitter AG	262,419	51,558,503	0.6%
Other Securities		386,523,270	4.5%
TOTAL — GERMANY		563,383,417	6.6%
GREECE — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		65,803,777	0.8%
HONG KONG — (2.4%)
COMMON STOCKS — (2.4%)
Other Securities		252,212,760	2.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		884,589	0.0%
TOTAL — HONG KONG		253,097,349	2.9%
IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		70,948,185	0.8%
ITALY — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		185,346,608	2.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		253,296	0.0%
TOTAL — ITALY		185,599,904	2.2%
JAPAN — (19.8%)
COMMON STOCKS — (19.8%)
Other Securities		2,045,021,933	23.8%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MALAYSIA — (0.0%)
RIGHTS/WARRANTS — (0.0%)
Other Securities		$11,848	0.0%
NETHERLANDS — (2.2%)
COMMON STOCKS — (2.2%)
Nutreco Holding NV	1,019,539	74,060,534	0.9%
# Oce NV	2,295,691	32,340,190	0.4%
Other Securities		117,333,453	1.3%
TOTAL — NETHERLANDS		223,734,177	2.6%
NEW ZEALAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		28,158,347	0.3%
NORWAY — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		137,114,331	1.6%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		12,621,262	0.1%
SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		124,518,202	1.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		29,523	0.0%
TOTAL — SINGAPORE		124,547,725	1.4%
SPAIN — (1.3%)
COMMON STOCKS — (1.3%)
# Ebro Puleva SA	1,492,857	30,049,483	0.4%
Other Securities		105,070,019	1.2%
TOTAL COMMON STOCKS		135,119,502	1.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		170,991	0.0%
TOTAL — SPAIN		135,290,493	1.6%
SWEDEN — (1.5%)
COMMON STOCKS — (1.5%)
# Trelleborg AB Series B	1,445,214	27,009,905	0.3%
Other Securities		125,158,723	1.5%
TOTAL — SWEDEN		152,168,628	1.8%
SWITZERLAND — (4.0%)
COMMON STOCKS — (4.0%)
Baloise-Holding AG	316,202	35,997,206	0.4%
PSP Swiss Property AG	588,827	36,339,652	0.4%
Other Securities		341,155,513	4.0%
TOTAL — SWITZERLAND		413,492,371	4.8%
UNITED KINGDOM — (13.0%)
COMMON STOCKS — (13.0%)
Amlin P.L.C.	13,628,903	78,377,439	0.9%
Bellway P.L.C.	3,481,205	42,936,565	0.5%
Bodycote P.L.C.	10,063,146	46,104,691	0.6%
Bovis Homes Group P.L.C.	4,184,856	34,309,244	0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Brit Insurance Holdings P.L.C.	10,118,189	$43,453,104	0.5%
Catlin Group, Ltd.	4,763,611	37,225,051	0.4%
DS Smith P.L.C.	12,895,987	34,280,992	0.4%
Greene King P.L.C.	3,287,988	35,214,461	0.4%
# Henderson Group P.L.C.	12,413,150	31,456,642	0.4%
Hiscox, Ltd.	10,621,831	50,004,328	0.6%
Marston's P.L.C.	6,498,608	28,641,797	0.3%
Millennium and Copthorne Hotels P.L.C.	4,451,429	33,820,376	0.4%
# Signet Group P.L.C.	44,044,736	54,123,093	0.6%
Travis Perkins P.L.C.	2,435,107	40,323,108	0.5%
Trinity Mirror P.L.C.	8,578,803	38,696,247	0.5%
Other Securities		715,944,313	8.3%
TOTAL — UNITED KINGDOM		1,344,911,451	15.7%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 11/01/36, 06/02/08 (Collateralized by $18,315,000 FHLMC 6.04%(r), valued at $15,015,451) to be repurchased at $14,792,391	$14,790	14,790,000	0.2%
SECURITIES LENDING COLLATERAL — (17.8%)
@ Repurchase Agreement, Barclays Capital Inc. 2.30%, 06/02/08 (Collateralized by $763,915,000 FHLB 2.535%(y), 07/10/09; FHLMC 4.230%, 05/07/13; & FNMA 6.625%, 09/15/09, valued at $800,009,133) to be repurchased at $784,472,193	784,322	784,321,865	9.2%
@ Repurchase Agreement, Deutsche Bank Securities 2.28%, 06/02/08 (Collateralized by $9,292,553 U.S. Treasury Bill 1.900%, 09/18/08, valued at $1,680) to be repurchased at $9,041,165	9,039	9,039,448	0.1%
@ Repurchase Agreement, Greenwich Capital Markets 2.33%, 06/02/08 (Collateralized by $701,922,900 FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 11/01/22 to 03/01/38, valued at $458,340,196) to be repurchased at $449,438,997	449,352	449,351,748	5.2%
@ Repurchase Agreement, Merrill Lynch 2.36%, 06/02/08 (Collateralized by $888,836,867 FNMA, rates ranging from 4.002%(y) to 6.531%(y), maturities ranging from 12/01/33 to 06/01/42, valued at $612,000,641) to be repurchased at $600,118,000	600,000	600,000,000	7.0%
TOTAL SECURITIES LENDING COLLATERAL		1,842,713,061	21.5%
TOTAL INVESTMENTS — (100.0%) (Cost $9,324,471,752)		$10,332,846,110	120.5%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2008
(Unaudited)

EMERGING MARKETS PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$3,045,292,409
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,534,817,001)	$3,045,292,409

EMERGING MARKETS SMALL CAP PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$1,271,633,491
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $984,674,058)	$1,271,633,491

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (12.9%)
COMMON STOCKS — (2.8%)
# Companhia Siderurgica Nacional SA Sponsored ADR	447,684	$22,012,622	1.1%
Companhia Vale do Rio Doce ADR	361,200	14,368,536	0.7%
Other Securities		24,928,775	1.2%
TOTAL COMMON STOCKS		61,309,933	3.0%
PREFERRED STOCKS — (10.1%)
Banco Bradesco SA Sponsored ADR	813,750	19,538,138	1.0%
Banco Itau Holding Financeira SA ADR	448,000	13,758,080	0.7%
Companhia Vale do Rio Doce Series A	237,528	7,918,087	0.4%
Companhia Vale do Rio Doce Sponsored ADR	488,800	16,096,184	0.8%
# Gerdau SA Sponsored ADR	340,850	17,028,866	0.8%
Investimentos Itau SA	1,852,048	13,333,835	0.7%
Metalurgica Gerdau SA	197,450	13,657,009	0.7%
Unibanco-Uniao de Bancos Brasileiros SA ADR	91,947	14,423,726	0.7%
Unibanco-Uniao de Bancos Brasileiros Units SA	472,900	7,370,437	0.4%
Usinas Siderurgicas de Minas Gerais SA Series A	330,300	17,768,982	0.9%
Other Securities		86,602,762	4.2%
TOTAL PREFERRED STOCKS		227,496,106	11.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		26,498	0.0%
TOTAL — BRAZIL		288,832,537	14.3%
CHILE — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		46,667,110	2.3%
PREFERRED STOCKS — (0.0%)
Other Securities		388,520	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		86,741	0.0%
TOTAL — CHILE		47,142,371	2.3%
CHINA — (10.1%)
COMMON STOCKS — (10.1%)
China Construction Bank Corp.	13,425,000	11,986,215	0.6%
China Mobile, Ltd. Sponsored ADR	319,741	23,593,688	1.2%
China Petroleum and Chemical Corp. (Sinopec) ADR	81,800	8,251,166	0.4%
CNOOC, Ltd. ADR	66,700	11,825,243	0.6%
* Industrial and Commercial Bank of China (Asia), Ltd.	20,509,000	15,361,468	0.8%
# PetroChina Co., Ltd. ADR	90,600	12,915,030	0.6%
Other Securities		142,768,472	7.0%
TOTAL COMMON STOCKS		226,701,282	11.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,135	0.0%
TOTAL — CHINA		226,702,417	11.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
CZECH REPUBLIC — (1.0%)
COMMON STOCKS — (1.0%)
CEZ A.S.	119,417	$9,865,661	0.5%
Other Securities		13,284,800	0.6%
TOTAL — CZECH REPUBLIC		23,150,461	1.1%
HUNGARY — (1.4%)
COMMON STOCKS — (1.4%)
#* MOL Hungarian Oil & Gas NYRT	68,349	10,289,463	0.5%
#* OTP Bank NYRT	257,898	11,629,427	0.6%
Other Securities		9,190,192	0.4%
TOTAL — HUNGARY		31,109,082	1.5%
INDIA — (8.4%)
COMMON STOCKS — (8.4%)
ICICI Bank Sponsored ADR	254,253	9,592,966	0.5%
Infosys Technologies, Ltd.	159,671	7,396,353	0.4%
Reliance Communications, Ltd.	858,243	11,635,815	0.6%
Reliance Industries, Ltd.	492,942	27,864,017	1.4%
Other Securities		132,218,770	6.5%
TOTAL COMMON STOCKS		188,707,921	9.4%
PREFERRED STOCKS — (0.0%)
Other Securities		356,553	0.0%
TOTAL — INDIA		189,064,474	9.4%
INDONESIA — (2.6%)
COMMON STOCKS — (2.6%)
PT Bumi Resources Tbk	11,259,500	9,733,157	0.5%
Other Securities		48,091,658	2.4%
TOTAL COMMON STOCKS		57,824,815	2.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		40,930	0.0%
TOTAL — INDONESIA		57,865,745	2.9%
ISRAEL — (2.6%)
COMMON STOCKS — (2.6%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	350,630	16,034,310	0.8%
Other Securities		42,837,756	2.1%
TOTAL — ISRAEL		58,872,066	2.9%
MALAYSIA — (3.8%)
COMMON STOCKS — (3.8%)
Other Securities		85,880,878	4.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		184,039	0.0%
TOTAL — MALAYSIA		86,064,917	4.3%
MEXICO — (7.6%)
COMMON STOCKS — (7.6%)
America Movil S.A.B. de C.V. Series L ADR	347,075	20,744,673	1.0%
Cemex S.A.B. de C.V. Sponsored ADR	625,668	17,793,998	0.9%
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	257,240	12,103,142	0.6%
# Grupo Elektra S.A. de C.V.	174,391	6,877,660	0.3%
# Grupo Financiero Banorte S.A.B. de C.V.	2,073,680	10,067,286	0.5%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Grupo Mexico S.A.B. de C.V. Series B	994,848	$7,451,937	0.4%
# Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	225,025	9,275,530	0.5%
# Wal-Mart de Mexico S.A.B. de C.V. Series V	1,499,339	6,628,085	0.3%
Other Securities		79,291,065	3.9%
TOTAL — MEXICO		170,233,376	8.4%
PHILIPPINES — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		15,829,787	0.8%
POLAND — (2.5%)
COMMON STOCKS — (2.5%)
Bank Pekao SA	97,129	8,442,832	0.4%
* Polski Koncern Naftowy Orlen SA	443,752	8,189,243	0.4%
Other Securities		39,154,371	2.0%
TOTAL COMMON STOCKS		55,786,446	2.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,294	0.0%
TOTAL — POLAND		55,790,740	2.8%
SOUTH AFRICA — (8.9%)
COMMON STOCKS — (8.9%)
ArcelorMittal South Africa, Ltd.	227,088	7,448,416	0.4%
Gold Fields, Ltd. Sponsored ADR	534,777	6,914,667	0.3%
Impala Platinum Holdings, Ltd.	194,437	8,302,701	0.4%
MTN Group, Ltd.	610,630	12,209,099	0.6%
Naspers, Ltd. Series N	305,893	7,139,040	0.4%
Sanlam, Ltd.	2,779,807	7,040,346	0.4%
Sasol, Ltd. Sponsored ADR	348,100	21,895,490	1.1%
Standard Bank Group, Ltd.	831,943	9,084,203	0.5%
Other Securities		120,624,575	5.8%
TOTAL COMMON STOCKS		200,658,537	9.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		225,979	0.0%
TOTAL — SOUTH AFRICA		200,884,516	9.9%
SOUTH KOREA — (10.6%)
COMMON STOCKS — (10.6%)
Kookmin Bank Sponsored ADR	114,168	7,129,792	0.4%
POSCO ADR	81,940	11,197,101	0.6%
Samsung Electronics Co., Ltd.	33,997	24,471,643	1.2%
Other Securities		195,038,948	9.6%
TOTAL COMMON STOCKS		237,837,484	11.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		49,711	0.0%
TOTAL — SOUTH KOREA		237,887,195	11.8%
TAIWAN — (10.3%)
COMMON STOCKS — (10.3%)
#* China Life Insurance Co., Ltd. ADR	138,156	8,337,715	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,377,409	9,572,854	0.5%
Other Securities		214,559,574	10.6%
TOTAL — TAIWAN		232,470,143	11.5%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Value††	Percentage of Net Assets**
THAILAND — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		$46,587,568	2.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		38,643	0.0%
TOTAL — THAILAND		46,626,211	2.3%
TURKEY — (1.9%)
COMMON STOCKS — (1.9%)
Other Securities		43,438,164	2.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $4,415,000 FHLMC 6.50%, 09/01/37, valued at $4,209,130) to be repurchased at $4,146,670	$4,146	4,146,000	0.2%
SECURITIES LENDING COLLATERAL — (10.3%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $260,118,420 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 02/01/23 to 05/01/38 & FNMA 5.596%(r), 01/01/38, valued at $236,001,360) to be repurchased at $231,419,193	231,374	231,373,882	11.4%
TOTAL INVESTMENTS — (100.0%) (Cost $1,741,503,414)		$2,247,484,084	111.1%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

May 31, 2008
(Unaudited)

DFA ONE-YEAR FIXED INCOME PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust Company		$3,503,275,099
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,493,969,030)	351,029,569	$3,503,275,099

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company	308,002,101	$3,218,621,955
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,098,289,179)		$3,218,621,955

See accompanying Notes to Financial Statements.

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRALIA — (6.1%)
BONDS — (6.1%)
Australia & New Zealand Banking Group, Ltd.
(z) 6.030%, 07/28/08	4,800	$3,743,764
Commonwealth Bank of Australia 5.750%, 06/30/08	1,450	1,383,601
National Australia Bank, Ltd. (c) 4.750%, 11/28/08	450	455,782
(g) 4.250%, 12/30/08	215	420,289
Toyota Finance Australia 5.050%, 07/28/08	2,570	2,444,715
Westpac Banking Corp. (z) 6.000%, 06/19/08	4,480	3,505,346
(e) 2.875%, 06/25/08	200	310,678
TOTAL — AUSTRALIA		12,264,175
AUSTRIA — (1.9%)
BONDS — (1.9%)
Austria Government International Bond (z) 6.000%, 09/26/08	2,250	1,746,353
Oesterreichische Kontrollbank AG (g) 6.000%, 06/15/09	1,060	2,105,056
TOTAL — AUSTRIA		3,851,409
CANADA — (1.7%)
BONDS — (1.7%)
Canadian Government (e) 4.500%, 04/28/09	1,671	2,594,498
Wells Fargo Finance Canada 5.000%, 06/16/08	800	805,974
TOTAL — CANADA		3,400,472
DENMARK — (2.9%)
BONDS — (2.9%)
Denmark, Kingdom of 4.000%, 08/15/08	3,300	687,365
Kommunekredit 5.500%, 08/13/09	24,700	5,175,826
TOTAL — DENMARK		5,863,191
FRANCE — (4.3%)
BONDS — (4.3%)
Caisse D'Amortissement de la Dette Sociale (z) 7.000%, 01/30/09	4,380	3,391,282
French Government Note 8.500%, 10/25/08	3,400	5,370,824
TOTAL — FRANCE		8,762,106

	Face Amount^	Value†
	(000)
GERMANY — (5.3%)
BONDS — (5.3%)
Deutsche Bank AG (n) 4.500%, 05/15/09	16,600	$3,191,314
Kreditanstalt fuer Wiederaufbau (s) 3.750%, 01/28/09	22,000	3,627,894
Landwirtschaftliche Rentenbank 3.375%, 09/22/09	2,300	3,509,183
Norddeutsche Landesbank Girozentrale AG
(j) 0.450%, 01/19/09	32,000	302,697
TOTAL — GERMANY		10,631,088
IRELAND — (1.1%)
BONDS — (1.1%)
General Electric Capital (g) 4.875%, 06/16/08	690	1,365,804
Helaba International Finance (t) 5.000%, 07/30/08	1,000	950,750
TOTAL — IRELAND		2,316,554
JAPAN — (0.8%)
BONDS — (0.8%)
Toyota Motor Credit Corp. (g) 4.000%, 12/11/08	800	1,562,927
NETHERLANDS — (6.0%)
BONDS — (6.0%)
Bank Nederlandse Gemeenten (t) 4.750%, 06/17/08	645	615,673
(t) 4.700%, 06/23/08	210	200,345
(z) 6.326%, 10/16/08	3,950	3,066,804
(g) 4.625%, 12/07/08	255	500,373
Nederlandse Waterschapsbank N.V. (g) 4.625%, 12/30/08	800	1,569,541
Nederlandse Waterschapsbank NV 3.250%, 06/01/08	870	1,353,496
Rabobank Nederland (s) 2.250%, 05/08/09	11,100	1,799,944
3.750%, 09/15/09	1,960	2,996,759
TOTAL — NETHERLANDS		12,102,935
NORWAY — (4.2%)
BONDS — (4.2%)
Eksportfinans (t) 4.960%, 10/23/08	5,000	4,722,344
Kommunalbanken (t) 5.350%, 06/15/09	2,635	2,446,293
5.000%, 07/14/09	7,000	1,355,396
TOTAL — NORWAY		8,524,033

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.9%)
BONDS — (4.9%)
European Investment Bank (g) 4.500%, 10/23/08	1,100	$2,165,171
(g) 6.250%, 12/07/08	800	1,586,603
(s) 4.000%, 04/15/09	6,000	990,840
Nordic Investment Bank (t) 4.320%, 06/02/08	2,580	2,465,973
(g) 5.750%, 11/06/08	710	1,403,664
World Bank (International Bank for Reconstruction & Development) (t) 4.030%, 06/26/08	650	619,696
(t) 4.250%, 07/28/08	330	313,565
(z) 5.500%, 11/03/08	425	328,776
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		9,874,288
SWEDEN — (5.3%)
BONDS — (5.3%)
City of Stockholm 3.375%, 03/08/10	10,000	1,616,722
Kommuninvest (z) 6.060%, 06/12/08	1,450	1,135,326
(t) 5.100%, 09/29/08	2,550	2,414,208
Svensk Exportkredit AB (d) 5.375%, 10/15/09	15,000	3,125,925
Sweden Government Bond 4.000%, 12/01/09	11,000	1,821,632
Swedish Export Credit Corp. (z) 6.000%, 12/19/08	880	678,990
TOTAL — SWEDEN		10,792,803
UNITED KINGDOM — (6.4%)
BONDS — (6.4%)
Bank of England (e) 3.000%, 01/27/09	1,320	2,030,374
Bank of Scotland 4.250%, 12/17/08	560	1,094,080
BP Capital Markets P.L.C. 5.125%, 12/07/08	325	638,463
5.375%, 01/09/09	2,080	4,088,764
Network Rail Finance P.L.C. 4.875%, 03/06/09	2,620	5,155,134
TOTAL — UNITED KINGDOM		13,006,815
UNITED STATES — (48.3%)
AGENCY OBLIGATIONS — (2.2%)
Federal Home Loan Mortgage Corporation 2.875%, 04/30/10	4,500	4,476,564
BONDS — (8.4%)
Banco Santander SA Floating Rate Note (r) 4.731%, 03/16/09	500	775,772
Bank of New York Mellon Corp. Floating Rate Note (r) 3.495%, 02/05/10	600	599,697

	Face Amount^	Value†
	(000)
Deutsche Bank AG Floating Rate Note (r) 4.579%, 09/08/09	1,250	$1,942,348
General Electric Capital Corp. (g) 4.500%, 12/15/08	175	343,123
(j) 0.750%, 02/05/09	32,000	302,743
General Electric Capital Floating Rate Note (r) 6.228%, 02/01/10	1,400	2,772,900
Georgia Power Co. Floating Rate Note (r) 3.400%, 03/17/10	500	494,013
IBM International Group Floating Rate Note (r) 3.584%, 07/29/09	200	200,480
John Deere Capital Corp. Floating Rate Note (r) 2.999%, 10/16/09	2,100	2,095,953
(r) 3.530%, 02/26/10	500	499,648
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	600	598,425
(r) 2.748%, 05/07/10	1,500	1,483,077
Paccar Financial Corp. Floating Rate Note (r) 4.966%, 09/21/09	300	299,237
Paccar Financial Europe Floating Rate Note (r) 4.858%, 09/29/09	400	618,268
Toyota Motor Credit Corp. (n) 4.625%, 01/22/10	4,200	801,128
Wachovia Corp. Floating Rate Note (r) 5.465%, 11/24/09	500	494,661
Wal-Mart Stores, Inc. 4.000%, 01/15/10	2,500	2,527,340
TOTAL BONDS		16,848,813
CERTIFICATES OF DEPOSIT INTEREST BEARING — (1.8%)
Barclays Bank 2.680%, 07/01/08	3,000	3,000,000
Royal Bank of Canada 2.490%, 06/18/08	700	700,000
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		3,700,000
COMMERCIAL PAPER — (35.9%)
Abbey National North America 2.520%, 08/18/08	2,000	1,988,489
Allianz Finance Corp. 2.420%, 06/02/08	700	699,867
2.500%, 08/18/08	2,100	2,087,913
Bank of America Corp. 2.560%, 08/04/08	4,700	4,677,907
2.520%, 08/11/08	1,000	994,744
Bank of Nova Scotia 2.780%, 06/23/08	1,000	998,445
2.520%, 08/13/08	4,600	4,575,371

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
BNP Paribas Finance, Inc. 2.810%, 06/18/08	1,800	$1,797,796
2.600%, 08/01/08	1,000	995,587
2.600%, 08/14/08	1,000	994,566
Cafco LLC 2.550%, 06/06/08	4,000	3,997,908
Caisse Centrale Desjardins Du Quebec 2.600%, 07/07/08	650	648,361
2.500%, 08/01/08	2,500	2,488,966
2.560%, 08/25/08	2,500	2,484,183
CBA (DE) Finance, Inc. 2.670%, 07/11/08	3,000	2,991,516
Ciesco L.P. 2.680%, 06/02/08	3,000	2,999,327
2.500%, 06/09/08	1,700	1,698,730
Cornell University 2.600%, 06/02/08	3,000	3,000,000
Danske Corp. 2.920%, 07/18/08	1,800	1,793,958
2.550%, 08/22/08	1,400	1,391,487
Dexia Delaware LLC 2.510%, 06/16/08	700	699,240
2.600%, 08/08/08	4,000	3,980,167
2.600%, 08/21/08	1,100	1,093,401
Lloyds TSB Bank P.L.C. 2.540%, 08/11/08	4,000	3,979,219
New Center Asset Trust 2.800%, 06/11/08	4,000	3,996,413
2.750%, 06/23/08	1,800	1,796,772
Royal Bank of Scotland P.L.C. 2.820%, 06/16/08	1,800	1,798,045

	Face Amount^	Value†
	(000)
Societe Generale North America 2.700%, 08/05/08	2,800	$2,786,774
2.670%, 08/14/08	2,000	1,989,132
Southern Co. 2.250%, 06/03/08	900	899,769
Svenska Handelsbanken 2.650%, 06/10/08	500	499,652
2.550%, 08/11/08	2,600	2,586,492
Total Capital SA 2.230%, 06/30/08	900	898,195
UBS Finance Delaware, Inc. 2.600%, 07/10/08	700	698,075
Westpac Banking Corp. 2.600%, 08/06/08	1,400	1,393,278
TOTAL COMMERCIAL PAPER		72,399,745
TOTAL — UNITED STATES		97,425,122
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $1,630,000 FHLMC 6.50%, 09/01/37, valued at $1,553,994) to be repurchased at $1,528,247	$1,528	1,528,000
TOTAL INVESTMENTS — (100.0%) (Cost $201,782,795)		$201,905,918

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.9%)
U.S. Treasury Notes
4.500%, 03/31/12	$67,000	$70,067,327
4.875%, 06/30/12	245,000	259,987,140
4.625%, 07/31/12	242,300	255,020,750
4.375%, 08/15/12	71,200	74,392,893
4.125%, 08/31/12	266,400	275,266,058
4.250%, 09/30/12	234,000	243,030,996
TOTAL U.S. TREASURY OBLIGATIONS		1,177,765,164
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $2,140,000 FNMA 6.50%, 09/01/37, valued at $1,828,597) to be repurchased at $1,799,291	1,799	1,799,000
TOTAL INVESTMENTS — (100.0%) (Cost $1,209,013,800)		$1,179,564,164

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRIA — (3.7%)
BONDS — (3.7%)
Austria Government International Bond (f) 3.000%, 08/21/09	30,800	$29,550,535
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken
(j) 1.600%, 02/15/11	10,546,000	100,819,240
TOTAL — AUSTRIA		130,369,775
CANADA — (0.8%)
BONDS — (0.8%)
Ontario, Province of (j) 1.875%, 01/25/10	2,910,000	27,968,655
DENMARK — (0.9%)
BONDS — (0.9%)
Kommunekredit (f) 3.000%, 11/19/08	33,000	31,690,924
FRANCE — (1.7%)
BONDS — (1.7%)
Dexia Municipal Agency (f) 4.000%, 03/08/10	18,000	17,524,202
IXIS- CIB 2.750%, 06/26/08	12,100	18,800,800
Total Capital SA (f) 2.375%, 10/01/09	15,000	14,262,082
(f) 1.625%, 07/12/11	9,650	8,819,364
TOTAL — FRANCE		59,406,448
GERMANY — (9.0%)
BONDS — (9.0%)
Bayerische Landesbank (f) 3.125%, 02/10/09	8,000	7,690,355
(j) 1.000%, 09/20/10	2,950,000	27,810,172
Bundesrepublik Deutschland 4.125%, 07/04/08	36,200	56,302,663
Kreditanstalt fuer Wiederaufbau (s) 3.750%, 01/28/09	15,560	2,565,910
(j) 1.750%, 03/23/10	750,000	7,204,269
(j) 1.850%, 09/20/10	7,580,000	72,997,226
LB Baden-Wuerttemberg (t) 5.130%, 09/24/08	10,370	9,821,210
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank 3.000%, 07/04/08	40,000	62,137,092
(t) 5.000%, 08/11/08	8,000	7,597,064
Norddeutsche Landesbank Girozentrale AG
(j) 0.900%, 02/08/10	6,700,000	63,338,960
TOTAL — GERMANY		317,464,921

	Face Amount^	Value†
	(000)
JAPAN — (3.0%)
BONDS — (3.0%)
Japan Finance Corp. for Municipal Enterprises 1.550%, 02/21/12	10,968,000	$105,062,935
NETHERLANDS — (3.0%)
BONDS — (3.0%)
Nederlandse Waterschapsbank NV (f) 3.500%, 10/29/09	3,000	2,895,555
Rabobank Nederland (s) 2.250%, 05/08/09	37,000	5,999,815
(j) 0.800%, 02/03/11	10,185,000	94,861,652
TOTAL — NETHERLANDS		103,757,022
NORWAY — (2.5%)
BONDS — (2.5%)
Eksportfinans (f) 2.000%, 03/17/09	17,000	16,191,927
(j) 1.800%, 06/21/10	7,298,000	70,072,223
TOTAL — NORWAY		86,264,150
SPAIN — (0.8%)
BONDS — (0.8%)
Instituto de Credito Oficial (j) 1.500%, 09/20/12	2,980,000	28,391,836
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.9%)
BONDS — (2.9%)
African Development Bank (j) 1.950%, 03/23/10	1,000,000	9,607,285
European Investment Bank (j) 1.250%, 09/20/12	9,475,000	89,269,474
Oresundsbro Konsortiet (s) 6.000%, 04/20/09	9,000	1,508,843
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		100,385,602
SWEDEN — (1.5%)
BONDS — (1.5%)
Kommuninvest (t) 5.140%, 10/30/08	6,090	5,752,869
(t) 5.050%, 02/24/09	11,650	10,908,034
4.100%, 05/11/09	156,000	25,726,910
(f) 2.250%, 12/14/09	9,260	8,779,768
TOTAL — SWEDEN		51,167,581
SWITZERLAND — (0.2%)
BONDS — (0.2%)
UBS AG 0.875%, 12/29/09	6,700	6,142,818

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED KINGDOM — (1.6%)
BONDS — (1.6%)
BP Capital Markets P.L.C. (f) 1.250%, 12/29/09	61,500	$57,380,075
UNITED STATES — (67.9%)
AGENCY OBLIGATIONS — (1.5%)
Federal National Mortgage Association 6.125%, 03/15/12	50,000	53,857,400
BONDS — (26.3%)
American Express Credit Floating Rate Note
(r) 5.858%, 04/06/09	20,000	19,858,200
American International Group, Inc. (j) 1.400%, 04/03/12	5,000,000	43,879,292
Citigroup Funding, Inc. Floating Rate Note
(r) 5.449%, 10/22/09	90,000	88,953,300
General Electric Capital Corp. (s) 3.250%, 01/28/10	37,640	6,039,876
(j) 1.450%, 11/10/11	10,283,000	95,823,865
Georgia Power Co. Floating Rate Note
(r) 3.400%, 03/17/10	9,400	9,287,454
Hewlett-Packard Co. Floating Rate Note
(r) 5.051%, 06/15/10	80,000	79,321,600
IBM International Group Floating Rate Note
(r) 3.584%, 07/29/09	16,600	16,639,840
John Deere Capital Corp. Floating Rate Note
(r) 3.530%, 02/26/10	87,900	87,838,206
JPMorgan Chase & Co. Floating Rate Note
(r) 5.255%, 11/19/09	90,000	89,763,750
Paccar Financial Corp. Floating Rate Note
(r) 5.494%, 12/03/10	47,900	47,738,673
(r) 3.438%, 04/01/11	37,000	36,771,710
Toyota Motor Credit Corp. (t) 4.940%, 09/22/08	7,000	6,624,944
(j) 0.550%, 06/30/10	4,423,000	41,352,071
(j) 1.300%, 03/16/12	6,490,000	61,203,064

	Face Amount^	Value†
	(000)
Wachovia Corp. Floating Rate Note (r) 5.465%, 11/24/09	95,000	$93,985,685
Wal-Mart Stores, Inc. 4.250%, 04/15/13	8,500	8,481,895
Wells Fargo Bank & Co. Floating Rate Note
(r) 5.380%, 09/23/09	90,000	89,483,310
TOTAL BONDS		923,046,735
U.S. TREASURY OBLIGATIONS — (40.1%)
U.S. Treasury Notes 4.500%, 03/31/12	164,300	171,821,818
4.500%, 04/30/12	76,000	79,556,572
4.750%, 05/31/12	87,300	92,183,387
4.875%, 06/30/12	241,800	256,591,390
4.625%, 07/31/12	270,700	284,911,750
4.375%, 08/15/12	89,400	93,409,054
4.125%, 08/31/12	233,000	240,754,473
4.250%, 09/30/12	178,300	185,181,310
TOTAL U.S. TREASURY OBLIGATIONS		1,404,409,754
TOTAL — UNITED STATES		2,381,313,889
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $22,590,000 FHLMC 6.04%(r), 11/01/36, valued at $18,520,286) to be repurchased at $18,247,950	$18,245	18,245,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,402,524,887)		$3,505,011,631

See accompanying Notes to Financial Statements.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (61.8%)
Federal Farm Credit Bank 7.160%, 05/19/10	$3,000	$3,226,833
4.180%, 09/22/10	7,000	7,137,095
6.700%, 11/22/10	2,000	2,159,520
6.135%, 12/13/10	4,000	4,263,808
5.750%, 01/18/11	9,000	9,515,961
6.000%, 03/07/11	9,000	9,565,182
6.740%, 04/11/11	1,000	1,082,446
4.800%, 05/24/11	3,300	3,394,482
6.300%, 06/06/11	2,800	3,003,778
4.250%, 07/11/11	13,600	13,775,059
4.350%, 11/02/11	8,000	8,126,816
4.200%, 11/07/11	6,650	6,723,669
4.300%, 11/23/11	5,500	5,578,380
6.260%, 12/02/11	2,000	2,155,796
4.950%, 12/22/11	9,000	9,324,693
5.230%, 02/14/12	12,000	12,569,940
4.500%, 03/14/12	8,500	8,698,041
4.625%, 03/16/12	7,000	7,194,033
5.000%, 06/01/12	4,295	4,482,580
4.480%, 08/24/12	12,000	12,277,332
6.280%, 11/26/12	3,000	3,283,602
4.400%, 01/03/13	11,000	11,187,407
4.150%, 05/15/13	10,000	10,023,150
5.580%, 07/03/13	23,000	24,525,636
3.880%, 07/08/13	7,000	6,919,507
4.920%, 08/26/13	4,125	4,275,447
4.710%, 10/18/13	7,000	7,186,088
4.900%, 01/16/14	5,700	5,903,627
5.300%, 02/18/14	12,000	12,669,900
5.250%, 06/05/14	14,400	15,177,643
4.375%, 06/30/14	3,915	3,943,803
8.160%, 09/30/14	3,615	4,384,178
4.700%, 12/10/14	4,000	4,085,404
4.375%, 02/17/15	14,300	14,314,386
6.030%, 03/21/16	4,700	5,168,764
5.050%, 03/08/17	10,000	10,242,810
5.625%, 08/18/17	4,000	4,317,016
5.100%, 09/03/19	9,000	9,154,953
5.320%, 09/03/19	21,300	22,068,355
5.150%, 11/15/19	11,200	11,430,832
4.670%, 05/07/20	5,600	5,461,971
5.350%, 08/07/20	6,700	6,933,086
5.250%, 03/02/21	6,100	6,235,969
Federal Home Loan Bank 4.125%, 08/13/10	9,000	9,161,145
6.625%, 11/15/10	1,000	1,074,265
5.875%, 02/15/11	7,000	7,393,687
4.500%, 05/13/11	2,045	2,086,010
6.000%, 05/13/11	10,205	10,856,242
7.200%, 06/14/11	3,000	3,289,302
5.750%, 08/15/11	12,000	12,696,144
5.375%, 08/19/11	13,500	14,133,609
5.000%, 10/13/11	25,000	25,922,125
5.625%, 11/15/11	5,000	5,286,455

	Face Amount	Value†
	(000)
5.625%, 02/15/12	$6,100	$6,474,278
5.750%, 05/15/12	26,300	28,135,398
4.625%, 08/15/12	15,175	15,605,879
4.500%, 11/15/12	20,000	20,444,520
5.126%, 02/28/13	5,615	5,878,944
3.875%, 06/14/13	12,600	12,474,315
5.375%, 06/14/13	52,400	55,419,498
4.500%, 09/16/13	11,000	11,183,326
6.395%, 06/03/14	5,200	5,787,948
5.250%, 06/18/14	14,000	14,740,152
6.700%, 06/25/14	12,500	14,120,188
4.500%, 11/14/14	4,000	4,040,536
4.875%, 03/11/16	8,600	8,811,362
5.375%, 09/09/16	6,000	6,347,886
4.625%, 09/11/20	11,200	10,851,691
5.000%, 03/12/21	5,200	5,218,886
5.000%, 12/10/21	39,500	39,221,920
5.750%, 06/10/22	19,500	20,732,498
4.750%, 03/10/23	7,700	7,354,178
Tennessee Valley Authority 5.625%, 01/18/11	14,000	14,763,770
6.790%, 05/23/12	37,600	41,468,213
6.000%, 03/15/13	28,100	30,327,375
4.750%, 08/01/13	12,500	12,784,363
6.250%, 12/15/17	10,000	11,214,670
TOTAL AGENCY OBLIGATIONS		838,449,756
U.S. TREASURY OBLIGATIONS — (37.6%)
U.S. Treasury Bonds 11.250%, 02/15/15	15,500	22,416,875
10.625%, 08/15/15	11,000	15,696,483
9.875%, 11/15/15	6,000	8,338,596
9.250%, 02/15/16	9,000	12,215,394
7.250%, 05/15/16	6,000	7,348,128
7.500%, 11/15/16	10,800	13,448,527
9.000%, 11/15/18	12,200	17,030,444
8.125%, 08/15/19	3,800	5,056,079
8.750%, 08/15/20	21,200	29,709,807
8.125%, 05/15/21	29,100	39,348,671
7.250%, 08/15/22	16,200	20,655,000
7.625%, 11/15/22	28,500	37,557,642
7.125%, 02/15/23	8,800	11,136,127
U.S. Treasury Notes 5.750%, 08/15/10	3,600	3,830,342
5.000%, 08/15/11	35,000	37,086,315
4.875%, 02/15/12	62,800	66,528,750
4.375%, 08/15/12	54,700	57,152,967
4.000%, 11/15/12	9,700	9,984,181
3.875%, 02/15/13	27,600	28,177,889
3.625%, 05/15/13	7,700	7,779,402
4.250%, 08/15/13	30,100	31,245,215
4.000%, 02/15/14	18,500	18,952,381
4.875%, 08/15/16	8,200	8,722,110
TOTAL U.S. TREASURY OBLIGATIONS		509,417,325

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $46,245,000 FNMA 3.50%, 03/25/33, valued at $8,012,584) to be repurchased at $7,895,276	$7,894	$7,894,000
TOTAL INVESTMENTS — (100.0%) (Cost $1,311,360,350)		$1,355,761,081

See accompanying Notes to Financial Statements.

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.0%)
U.S. Treasury Inflation Notes
3.000%, 07/15/12	$5,900	$7,611,263
1.875%, 07/15/13	27,200	32,965,542
2.000%, 01/15/14	27,100	32,776,940
2.000%, 07/15/14	26,000	30,848,456
1.625%, 01/15/15	25,300	28,908,356
1.875%, 07/15/15	23,100	26,267,323
2.000%, 01/15/16	21,350	23,973,050
2.500%, 07/15/16	21,500	24,619,158
2.375%, 01/15/17	22,100	25,113,727
2.625%, 07/15/17	21,900	24,703,057
1.625%, 01/15/18	23,200	23,396,039
2.375%, 01/15/25	21,700	25,535,457
2.000%, 01/15/26	15,300	16,169,559
2.375%, 01/15/27	12,300	13,518,705
1.750%, 01/15/28	11,200	10,742,484
TOTAL U.S. TREASURY OBLIGATIONS		347,149,116
TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $3,985,000 FNMA 5.00%, 06/01/22, valued at $3,412,611) to be repurchased at $3,362,544	3,362	3,362,000
TOTAL INVESTMENTS — (100.0%) (Cost $340,135,680)		$350,511,116

See accompanying Notes to Financial Statements.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.2%)
ALABAMA — (0.7%)
Alabama State Docks Department of Dock (RB) (ETM) (MBIA) 6.000%, 10/01/08	$1,000	$1,013,680
Alabama State Federal Highway Finance Authority (RB) Series A (MBIA) 5.000%, 03/01/09	4,000	4,087,800
Alabama Water Pollution Control Authority (RB) Series B (AMBAC) 5.000%, 08/15/08	2,160	2,170,606
TOTAL ALABAMA		7,272,086
ARIZONA — (3.7%)
Arizona State Transportation Board (RB) Series A 5.250%, 07/01/08	3,000	3,007,590
City of Scottsdale (GO) 5.000%, 07/01/08	2,250	2,255,423
Maricopa County Unified School District (GO) 7.400%, 07/01/10	3,485	3,831,827
Phoenix Civic Improvement Corp. (RB) (FGIC) 5.000%, 07/01/08	1,500	1,503,330
Salt River Project Agricultural (TECP) 1.700%, 06/02/08	25,506	25,506,000
TOTAL ARIZONA		36,104,170
ARKANSAS — (0.7%)
Arkansas State (GO) 5.500%, 08/01/09	3,885	4,031,620
Fort Smith Water & Sewer (RB) Series A (FSA) 5.000%, 10/01/09	2,850	2,937,296
TOTAL ARKANSAS		6,968,916
CALIFORNIA — (3.5%)
California State (GO) 5.250%, 11/01/09	7,695	8,012,034
California State Department Water Resources Power Supply (RB) (ETM) Series A 5.125%, 05/01/12	1,900	2,074,287
California State Economic Recovery (GO) Series A 5.000%, 01/01/11	9,100	9,628,710
Contra Costa County Water District (TECP) 1.500%, 07/08/08	3,500	3,499,720
Los Angeles Wastewater (TECP) 2.100%, 06/04/08	2,500	2,500,125

	Face Amount	Value†
	(000)
Municipal Improvement Corp. of Los Angeles (TECP) 2.050%, 06/04/08	$2,500	$2,500,100
1.450%, 06/05/08	4,200	4,200,000
1.350%, 06/18/08	1,400	1,399,762
TOTAL CALIFORNIA		33,814,738
CONNECTICUT — (2.4%)
City of New Haven (TECP) 2.150%, 06/16/08	6,690	6,691,137
City of Stamford (GO) 5.000%, 07/15/09	2,000	2,068,420
Connecticut State (GO) Series C 5.000%, 12/15/09	4,000	4,168,880
Connecticut State (GO) Series G (MBIA) 4.500%, 03/15/09	5,600	5,719,616
Connecticut State (RB) Series A 5.000%, 06/30/09	5,000	5,168,550
TOTAL CONNECTICUT		23,816,603
DELAWARE — (1.3%)
Delaware State (GO) 5.000%, 08/01/12	11,370	12,298,588
FLORIDA — (8.1%)
Broward County Sales Tax Revenue (TECP) 2.100%, 06/02/08	3,397	3,397,000
Florida Municipal Power Agency (TECP) 1.400%, 07/07/08	25,818	25,808,189
Florida State Board of Education (GO) Series C 4.000%, 06/01/09	4,000	4,078,160
Florida State Board of Education (GO) Series H (FSA) 5.000%, 06/01/08	2,000	2,000,000
Florida State Department of Environmental Protection Preservation (RB) Series A 5.000%, 07/01/11	5,330	5,642,391
5.000%, 07/01/11	5,130	5,429,130
Florida State Department of Environmental Protection Preservation (RB) Series B 5.000%, 07/01/11	5,800	6,138,198
Gainesville Utilities Systems (RB) Series C (FSA) 5.000%, 10/01/09	4,000	4,140,000
Jacksonville, Florida Electric (TECP) 1.450%, 06/02/08	4,700	4,700,000
1.450%, 06/05/08	7,500	7,499,850
1.700%, 07/03/08	4,000	4,000,160
Pinellas County Education Facility (TECP) 1.350%, 07/14/08	6,700	6,696,382
TOTAL FLORIDA		79,529,460

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
GEORGIA — (0.6%)
Georgia State (GO) Series B 6.250%, 04/01/09	$2,000	$2,072,840
Georgia State (GO) Series D 6.700%, 08/01/08	2,000	2,015,660
5.800%, 11/01/09	2,010	2,112,912
TOTAL GEORGIA		6,201,412
HAWAII — (0.2%)
City & County of Honolulu (GO) (ETM) Series A (MBIA) 5.000%, 03/01/10	1,255	1,312,479
City & County of Honolulu (GO) Series A (MBIA) 5.000%, 03/01/10	745	777,430
TOTAL HAWAII		2,089,909
ILLINOIS — (3.2%)
Chicago Metropolitan Water Reclamation District - Greater Chicago (GO) 5.500%, 12/01/08	2,000	2,036,060
Du Page, Cook & Will Counties Community College District No. 502 (GO) Series A 5.000%, 06/01/08	2,175	2,175,000
Illinois Education Facilities Authority (TECP) 1.400%, 08/07/08	8,000	7,993,920
Illinois Health Facilities Authority (TECP) 0.900%, 06/12/08	5,000	4,998,150
1.800%, 07/10/08	11,000	11,001,430
Illinois State (GO) First Series (FSA) 5.500%, 04/01/09	3,000	3,087,660
TOTAL ILLINOIS		31,292,220
INDIANA — (0.2%)
Ivy Technical State College (RB) Series G (AMBAC) 5.000%, 07/01/08	1,000	1,001,870
Logansport Multi-Purpose School Building Corp. (RB) (FSA) 4.250%, 07/05/08	1,000	1,002,040
TOTAL INDIANA		2,003,910
IOWA — (0.4%)
City of Des Moines (GO) Series B 5.000%, 06/01/09	3,680	3,791,173
KANSAS — (0.6%)
Johnson County (GO) 5.000%, 10/01/11	5,770	6,168,245
KENTUCKY — (1.9%)
Kentucky Asset Liability Commission (RB) 5.000%, 09/01/11	14,300	15,263,248
Kentucky State Turnpike Authority, Revitalization Projects (RB) (AMBAC) 5.500%, 07/01/08	3,000	3,007,080
TOTAL KENTUCKY		18,270,328

	Face Amount	Value†
	(000)
MARYLAND — (8.5%)
Howard County, Maryland (GO) (TECP) 1.700%, 06/05/08	$4,000	$4,000,040
Maryland Health & Higher Educational Facilities Authority (TECP) - John Hopkins Hospital 1.320%, 06/02/08	2,000	2,000,000
1.500%, 06/03/08	2,000	2,000,000
1.350%, 06/04/08	20,500	20,500,000
1.350%, 06/04/08	2,000	2,000,000
Maryland Health & Higher Educational Facilities Authority (TECP) - John Hopkins University 1.450%, 06/04/08	4,625	4,625,046
2.150%, 06/13/08	3,000	3,000,390
1.500%, 07/02/08	5,600	5,598,880
Maryland State (GO) 5.250%, 02/15/12	5,000	5,414,400
Maryland State (GO) First Series 5.000%, 07/15/08	2,000	2,007,420
Maryland State (GO) Series B 5.250%, 02/01/09	5,000	5,112,950
Montgomery, Maryland (GO) (TECP) 1.250%, 06/03/08	2,500	2,500,000
1.280%, 06/03/08	23,000	23,000,000
Washington Suburban Sanitation District (GO) 5.250%, 06/01/08	1,000	1,000,000
TOTAL MARYLAND		82,759,126
MASSACHUSETTS — (5.9%)
Harvard University (TECP) Series EE 1.550%, 08/06/08	23,600	23,594,572
Massachusetts School Building Authority (TECP) 1.120%, 07/08/08	20,000	19,983,800
1.640%, 07/09/08	4,700	4,699,859
Massachusetts Water Resource Authority 1.640%, 07/09/08	5,000	4,999,850
Massachusetts Water Resource Authority (TECP) 2.050%, 06/02/08	4,000	4,000,000
TOTAL MASSACHUSETTS		57,278,081
MICHIGAN — (2.8%)
Kent County (GO) Series A 5.000%, 11/01/09	7,235	7,515,284
Michigan Municipal Bond Authority (RB) 5.250%, 10/01/08	3,000	3,027,360
Regents of The University of Michigan (TECP) 1.400%, 06/11/08	11,000	10,998,900
Utica Community Schools (GO) 4.000%, 05/01/09	6,000	6,113,940
TOTAL MICHIGAN		27,655,484

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
MINNESOTA — (2.9%)
Minnesota State (GO) 5.000%, 08/01/09	$2,600	$2,690,012
University of Minnesota (TECP) 1.350%, 06/05/08	21,500	21,499,785
1.300%, 07/15/08	4,000	3,997,440
TOTAL MINNESOTA		28,187,237
MISSISSIPPI — (0.4%)
Mississippi State (GO) Series B 5.000%, 10/01/09	4,000	4,143,760
MISSOURI — (0.3%)
Missouri State (GO) (ETM) Series A 5.000%, 08/01/08	3,000	3,015,240
NEBRASKA — (0.7%)
Omaha Public Power District (TECP) 1.700%, 06/03/08	7,000	7,000,070
NEVADA — (6.3%)
Clark County (GO) 5.000%, 11/01/11	5,010	5,355,690
Clark County (GO) Series A (FSA) 4.000%, 06/01/09	3,540	3,613,030
Clark County School District (GO) 5.000%, 06/15/09	5,245	5,410,690
5.000%, 06/15/09	7,000	7,221,130
4.500%, 06/15/11	11,000	11,529,870
Las Vegas Valley Water District (GO) Series B (MBIA) 5.250%, 06/01/09	2,830	2,922,400
Las Vegas Valley Water District (TECP) 1.300%, 06/09/08	2,000	1,999,740
1.750%, 07/03/08	21,000	21,001,680
Nevada State (GO) (FSA) 5.375%, 10/01/08	2,100	2,124,150
TOTAL NEVADA		61,178,380
NEW JERSEY — (2.6%)
New Jersey State (GO) (ETM) 5.250%, 08/01/12	8,400	9,160,872
New Jersey Transportation Trust Fund Authority (RB) Series B (FSA) 5.250%, 12/15/09	6,130	6,378,694
5.500%, 12/15/11	6,035	6,585,452
Princeton University (TECP) 1.400%, 06/05/08	2,830	2,829,943
TOTAL NEW JERSEY		24,954,961
NEW MEXICO — (1.2%)
New Mexico State Severance Tax (RB) (MBIA) 5.000%, 07/01/10	11,385	11,970,986
NEW YORK — (4.6%)
Nassau County Interim Finance Authority (RB) Series A (AMBAC) 5.000%, 11/15/09	3,415	3,550,439
Nassau County Municipal Water (TECP) 1.750%, 07/01/08	7,345	7,345,588

	Face Amount	Value†
	(000)
New York City (GO) 5.000%, 08/01/10	$5,040	$5,288,875
New York City Municipal Water (TECP) 1.550%, 06/05/08	8,000	8,000,000
New York Power Authority (TECP) 2.050%, 06/02/08	4,400	4,400,000
1.370%, 07/09/08	8,000	7,997,040
New York State Thruway Authority (RB) (ETM) Series A (MBIA) 5.000%, 04/01/09	3,500	3,593,555
New York State Tollway Authority (RB) (MBIA) 5.000%, 01/01/10	5,000	5,195,700
TOTAL NEW YORK		45,371,197
NORTH CAROLINA — (0.7%)
Durham County (GO) 5.500%, 04/01/09	3,000	3,090,900
North Carolina State (GO) Series A 5.000%, 03/01/09	4,000	4,094,360
TOTAL NORTH CAROLINA		7,185,260
OHIO — (5.3%)
Ohio State (GO) 5.000%, 09/15/11	10,470	11,190,127
Ohio State (RB) Series II-A 5.000%, 12/01/08	5,000	5,076,700
Ohio State Building Authority (RB) (FSA) 5.500%, 10/01/08	1,500	1,517,850
5.000%, 10/01/09	2,755	2,855,833
Ohio State Common Schools (GO) Series A 5.000%, 09/15/09	2,565	2,659,418
Ohio State University (TECP) 1.300%, 06/02/08	5,000	5,000,000
1.310%, 06/03/08	20,650	20,650,000
Ohio State Water Development Authority (RB) 5.000%, 06/01/08	2,500	2,500,000
TOTAL OHIO		51,449,928
OKLAHOMA — (0.4%)
Grand River Dam Authority (RB) (FSA) 5.750%, 06/01/08	4,000	4,000,000
OREGON — (0.6%)
Salem-Keizer School District No. 24J (GO) (FSA) 5.000%, 06/15/09	6,055	6,245,006
PENNSYLVANIA — (2.5%)
Commonwealth of Pennsylvania (GO) Second Series (FGIC) 5.000%, 10/01/09	2,950	3,056,023
Pennsylvania Intergovernmental Cooperative Authority (STRB) (FGIC) 5.000%, 06/15/08	1,000	1,000,890
State of Pennsylvania First Series (GO) 5.000%, 08/01/11	13,000	13,862,290
5.250%, 02/01/13	5,755	6,279,798
TOTAL PENNSYLVANIA		24,199,001

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
SOUTH CAROLINA — (2.0%)
Richland County School District No. 2 (GO) Series B (FGIC) 5.000%, 02/01/10	$1,500	$1,563,990
South Carolina Public Service Authority (TECP) 1.550%, 07/11/08	15,526	15,523,361
South Carolina State (GO) 5.000%, 04/01/09	1,900	1,948,887
TOTAL SOUTH CAROLINA		19,036,238
TENNESSEE — (3.2%)
Hamilton County (GO) 5.000%, 03/01/11	5,700	6,042,399
5.000%, 03/01/12	5,095	5,460,362
Metropolitan Government Nashville & Davidson County (GO) 5.000%, 11/15/08	2,000	2,028,080
Shelby County (GO) Series A 5.000%, 04/01/09	4,195	4,301,553
Tennessee Health & Education - Vanderbilt University (TECP) 1.350%, 06/05/08	10,000	9,999,900
Tennessee State School Board Authority (TECP) 1.600%, 08/05/08	3,400	3,399,524
TOTAL TENNESSEE		31,231,818
TEXAS — (12.0%)
City of Austin, Texas (TECP) 1.350%, 06/04/08	11,783	11,783,000
1.250%, 06/27/08	3,700	3,698,224
1.150%, 07/07/08	9,400	9,393,044
Dallas Waterworks & Sewer System (RB) 5.250%, 10/01/08	3,000	3,032,700
Houston Texas (GO) (TECP) 1.500%, 06/04/08	5,300	5,300,053
1.450%, 07/02/08	12,000	11,996,160
Houston Texas Water & Sewer (TECP) 1.600%, 06/05/08	5,000	5,000,000
San Antonio Electric & Gas (TECP) 1.600%, 08/04/08	3,800	3,799,468
San Antonio Water System (TECP) 0.900%, 06/05/08	4,150	4,149,751
Texas A&M University (RB) Series B 5.000%, 05/15/09	4,000	4,110,480
Texas A&M University Board of Regents (TECP) 1.550%, 07/01/08	4,000	3,999,240
Texas Municipal Power Agency (TECP) 1.570%, 06/06/08	16,180	16,179,838
1.390%, 07/08/08	7,470	7,467,012
Texas Public Finance Authority (TECP) 1.450%, 06/03/08	5,000	5,000,000
1.450%, 06/04/08	1,550	1,550,000
Texas State (GO) Series B 5.000%, 08/01/09	4,000	4,134,280
Texas State University Systems (RB) (FSA) 5.000%, 03/15/09	2,245	2,298,072

	Face Amount	Value†
	(000)
Texas Tech University Board of Regents (TECP) 1.450%, 06/05/08	$8,300	$8,299,834
Trinity River Authority (RB) Series B (FSA) 5.500%, 08/01/08	2,200	2,212,386
University of Texas Board of Regents (TECP) 2.800%, 06/06/08	3,895	3,895,584
TOTAL TEXAS		117,299,126
UTAH — (0.5%)
Salt Lake County Municipal Building Authority (RB) Series A 5.000%, 10/01/08	1,800	1,818,522
Utah State (GO) Series A 4.000%, 07/01/08	3,000	3,004,980
TOTAL UTAH		4,823,502
VIRGINIA — (3.6%)
Arlington County (GO) 4.000%, 01/15/09	4,000	4,053,920
Fairfax Country (GO) Series A 5.000%, 06/01/09	3,465	3,574,182
Virginia Commonwealth Transportation Board (RB) 5.000%, 10/01/09	5,000	5,185,700
5.000%, 09/27/12	4,040	4,361,099
Virginia State Public Building Authority (RB) Series A 5.000%, 08/01/09	4,000	4,136,600
Virginia State Public School Authority (RB) (ETM) Series I 5.250%, 08/01/09	25	25,905
Virginia State Public School Authority (RB) Series B 5.000%, 08/01/11	9,595	10,255,424
Virginia State Public School Authority (RB) Series I 5.250%, 08/01/09	3,475	3,605,208
TOTAL VIRGINIA		35,198,038
WASHINGTON — (1.3%)
Grant County Public Utility District No. 2 Priest Rapids (RB) Series H (FSA) 5.000%, 01/01/10	2,000	2,080,180
Seattle Drain & Wastewater (RB) (FGIC) 4.000%, 07/01/08	1,000	1,001,530
Seattle Municipal Light & Power (RB) (FSA) 4.000%, 08/01/09	5,940	6,069,017
Snohomish County School District No. 15 Edmonds (GO) Series A (FSA) 4.500%, 06/01/09	3,500	3,589,670
TOTAL WASHINGTON		12,740,397

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
WISCONSIN — (2.4%)
Wisconsin State (GO) (TECP) 1.350%, 07/07/08	$7,500	$7,496,400
1.750%, 07/08/08	13,705	13,706,096
Wisconsin State (GO) Series 1 (MBIA) 5.250%, 05/01/09	2,000	2,060,380
TOTAL WISCONSIN		23,262,876
TOTAL MUNICIPAL BONDS		959,807,470
	Shares
TEMPORARY CASH INVESTMENTS — (1.8%)
BlackRock Liquidity Funds MuniFund Portfolio	17,324,755	17,324,755
TOTAL INVESTMENTS — (100.0%) (Cost $976,465,815)		$977,132,225

See accompanying Notes to Financial Statements.

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (97.5%)
CALIFORNIA — (97.5%)
Berkeley California University School District 4.000%, 11/28/08	$4,700	$4,752,781
California Department of Transportation (RB) Series A 5.000%, 02/01/11	1,125	1,190,902
California Educational Facilities Authority (TECP) 1.820%, 10/02/08	4,000	4,002,240
California Infrastructure & Economic Development Bank (RB) Series A 5.000%, 10/01/10	2,000	2,116,840
California State (GO) 4.000%, 06/30/08	3,080	3,085,544
5.750%, 10/01/08	590	597,399
4.000%, 02/01/09	1,000	1,013,260
4.000%, 02/01/09	1,275	1,291,906
4.000%, 06/01/09	565	575,984
5.000%, 09/01/09	1,865	1,930,182
5.000%, 03/01/10	3,000	3,129,030
5.250%, 09/01/10	550	581,394
5.000%, 10/01/10	2,000	2,107,080
4.000%, 02/01/11	1,000	1,025,340
5.250%, 03/01/11	800	846,784
5.000%, 04/01/11	3,000	3,160,410
5.000%, 06/01/11	500	528,260
5.000%, 10/01/11	2,215	2,351,931
California State Department of Water Resources (RB) Series A 5.500%, 05/01/09	1,100	1,136,795
5.500%, 05/01/10	700	741,300
5.250%, 05/01/11	1,450	1,550,615
California State Department of Water Resources (RB) Series A (MBIA) 5.250%, 05/01/09	920	948,704
California State Department Water Resources Power Supply (RB) (ETM) Series A 5.125%, 05/01/12	1,850	2,019,700
California State Department Water Resources Power Supply (RB) Series A 5.000%, 05/01/11	1,000	1,058,140
California State Economic Recovery (GO) Series A 5.000%, 01/01/09	1,575	1,603,870
3.000%, 07/01/09	2,730	2,757,982
4.000%, 07/01/09	940	959,580
5.000%, 07/01/09	2,535	2,614,624
5.000%, 01/01/10	1,585	1,650,048
5.000%, 01/01/11	2,500	2,645,250
3.500%, 07/01/11	1,075	1,100,198
5.000%, 07/01/11	1,000	1,067,410

	Face Amount	Value†
	(000)
California University (TECP) 2.000%, 06/04/08	$900	$900,036
1.400%, 07/11/08	3,400	3,399,150
Chabot-Las Positas Comminity College District (GO) 5.000%, 08/01/11	1,010	1,075,105
City & County of San Francisco (GO) (FSA) 4.000%, 06/15/09	1,700	1,737,485
City & County of San Francisco (GO) Series R-1 5.000%, 06/15/12	3,855	4,139,538
City of Los Angeles (TRAN) 4.500%, 06/30/08	6,335	6,348,684
Coast Community College District (GO) Series A 4.500%, 08/01/09	1,000	1,028,690
Compton Community Redevelopment Agency (TAN) Services A (AMBAC) 5.000%, 08/01/09	1,700	1,753,499
Conejo Valley California Unified School District (GO) 4.625%, 08/01/08	500	502,250
Contra Costa Water District (TECP) 1.200%, 06/03/08	3,850	3,850,000
1.250%, 07/08/08	2,000	1,999,080
Desert Sands Unified School District (GO) 4.500%, 06/01/08	1,450	1,450,000
Dublin San Ramon Serivce District & East Bay Municipal Utility District (TECP) Series A 1.900%, 06/02/08	5,000	5,000,000
East Bay Municipal Utility District, Wastewater System (TECP) 1.900%, 06/02/08	400	400,000
2.000%, 06/02/08	3,600	3,600,000
1.350%, 07/01/08	500	499,845
Foothill Eastern Transportation Corridor Agency (RB) (MBIA) 4.600%, 01/15/09	280	283,021
Fremont Union High School District (GO) Series B 5.500%, 09/01/09	500	521,530
Fresno (RB) Series A-1 (AMBAC) 6.250%, 09/01/10	300	322,659
Goleta Union School District (TRAN) 4.000%, 06/30/08	2,150	2,153,741
Imperial Irrigation District (TECP) 0.650%, 06/12/08	2,500	2,498,950
Industry Public Facilities Authority (TAN) (MBIA) 4.500%, 05/01/10	700	727,510
Long Beach Gas Utility (TECP) 2.000%, 06/12/08	1,900	1,900,190

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Los Angeles County Capital Asset Leasing Corp. (RB) Series A (AMBAC) 4.000%, 12/01/09	$520	$530,353
Los Angeles County Metropolitan Transportation Authority (RB) (ETM) Series A 5.000%, 07/01/11	2,500	2,701,575
Los Angeles County Metropolitan Transportation Authority (RB) Series A 6.000%, 07/01/08	600	601,836
Los Angeles County Metropolitan Transportation Authority (RB) Series C 6.000%, 07/01/11	580	633,053
Los Angeles County Metropolitan Transportation Authority (TECP) 1.520%, 07/10/08	3,525	3,524,788
Los Angeles County Public Works Financing Authority (RB) Series A (MBIA) 5.000%, 12/01/09	1,300	1,353,131
Los Angeles County Public Works Financing Authority (SA) Series A (MBIA) 5.000%, 10/01/08	1,750	1,768,182
Los Angeles Department of Water & Power (RB) Series A-1 5.000%, 07/01/08	300	300,723
5.000%, 07/01/09	3,600	3,716,568
5.000%, 07/01/11	460	489,610
Los Angeles Department of Water & Power (TECP) 2.800%, 06/30/08	400	400,364
Los Angeles Unified School District (GO) 5.000%, 07/01/11	675	717,424
Los Angeles Unified School District (GO) Series A 5.000%, 07/01/08	1,000	1,002,410
6.000%, 07/01/11	1,000	1,092,090
Los Angeles Unified School District (GO) Series B 4.000%, 07/01/08	850	851,411
Los Angeles Unified School District (GO) Series C 4.500%, 07/01/08	500	501,015
Los Angeles Unified School District (GO) Series F 3.500%, 07/01/08	990	991,277
Los Angeles Unified School District (GO) Series H 5.000%, 07/01/08	500	501,205
5.000%, 07/01/09	1,000	1,032,490
Los Angeles Wastewater (TECP) 2.100%, 06/04/08	5,300	5,300,265
2.200%, 06/04/08	200	200,010
Metropolitan Water District of Southern California (RB) 5.750%, 07/01/09	300	312,228

	Face Amount	Value†
	(000)
Metropolitan Water District of Southern California (RB) Series A 4.000%, 07/01/08	$1,135	$1,136,918
5.500%, 07/01/08	400	401,120
Milpitas Unified School District (TRAN) 4.000%, 12/12/08	2,150	2,174,940
Monterey Peninsula Community College District (GO) (FGIC) 3.500%, 08/01/08	250	250,623
Municipal Improvement Corp. of Los Angeles (TECP) 2.000%, 06/02/08	800	800,000
1.250%, 06/03/08	1,000	1,000,000
2.050%, 06/04/08	3,900	3,900,156
1.350%, 06/18/08	600	599,898
North City West School Facilities Financing Authority (STRB) Series C (AMBAC) 5.000%, 09/01/09	300	307,800
Norwalk Redevelopment Agency (TAN) Series A (MBIA) 4.000%, 10/01/10	670	691,775
Olivenhain Municipal Water District (RB) Series A 4.000%, 06/01/08	500	500,000
Orange County (RB) Series A (MBIA) 6.000%, 06/01/08	1,830	1,830,000
Pasadena Area Community College District (GO) Series B (AMBAC) 4.500%, 08/01/08	175	175,753
Peralta Community College District (GO) Series A (FGIC) 8.000%, 08/01/09	300	320,031
Puerto Rico Electrical Power Authority (RB) Series DD 5.000%, 07/01/08	500	500,955
Puerto Rico Municipal Finance Agency (RB) Series A 3.500%, 08/01/08	1,100	1,102,387
Rancho Water District Financing Authority (RB) Series A 3.500%, 08/01/08	1,450	1,453,683
Riverside County Transportation Commission (TECP) 2.100%, 06/03/08	1,400	1,400,028
Sacramento County (GO) (TRAN) 4.250%, 07/09/08	1,000	1,002,600
4.500%, 07/09/08	2,850	2,858,123
Sacramento Municipal Utility District (RB) Series S (FSA) 5.000%, 11/15/08	1,550	1,572,181
Sacramento Transportation Authority (RB) Series A 4.000%, 10/01/09	1,400	1,436,778
San Diego County Water Authority (TECP) 2.000%, 06/03/08	2,650	2,650,053
1.250%, 06/04/08	1,000	1,000,000
1.350%, 07/01/08	750	749,768

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
San Francisco County Transportation Authority (TECP) 2.000%, 07/02/08	$1,100	$1,100,363
San Joaquin County Transportation Authority (TECP) 0.700%, 08/14/08	800	797,912
San Jose Financing Authority (TECP) 1.300%, 06/10/08	3,700	3,699,556
San Jose Redevelopment Agency (TAN) (MBIA) 5.250%, 08/01/09	5,000	5,127,950
San Jose Unified School District (GO) 5.000%, 08/01/12	5,000	5,390,050
San Leandro Unified School District (GO) Series A (FSA) 6.000%, 08/01/10	615	662,761
Torrance (TRAN) 4.500%, 07/02/08	500	501,160
Ventura County (TRAN) 4.500%, 07/01/08	2,300	2,305,152
Ventura County Public Financing (TECP) 2.100%, 06/05/08	4,500	4,500,315
1.350%, 07/02/08	2,000	1,999,360
TOTAL MUNICIPAL BONDS		186,654,603
	Shares
TEMPORARY CASH INVESTMENTS — (2.5%)
BlackRock Liquidity Funds California Money Fund — Institutional Shares	4,815,202	4,815,202
TOTAL INVESTMENTS — (100.0%) (Cost $191,021,187)		$191,469,805

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	U.S. Large Company Portfolio		Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio	U.S Targeted Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$3,627,977		$289,404	$7,740,717	—
Investments at Value (including $0, $0, $0 and $87,186 of securities on loan, respectively)	—		—	—	$912,068
Temporary Cash Investments at Value	—		—	—	10,364
Collateral Received from Securities on Loan at Value	—		—	—	91,663
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—		2,558	—	2,864
Dividends and Interest	—		—	—	792
Securities Lending Income	—		—	—	120
Fund Shares Sold	10,243		153	7,923	2,212
Prepaid Expenses and Other Assets	99		33	153	75
Total Assets	3,638,319		292,148	7,748,793	1,020,158
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—		—	—	91,663
Investment Securities/Affiliated Investment Companies Purchased	9,041		—	4,664	6,005
Fund Shares Redeemed	1,201		2,710	3,258	205
Due to Advisor	289		37	962	258
Accrued Expenses and Other Liabilities	126		13	250	58
Total Liabilities	10,657		2,760	9,134	98,189
NET ASSETS	$3,627,662		$289,388	$7,739,659	$921,969
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0, $0 $0, and $38,610 and shares outstanding of 0, 0, 0 and 3,647,849, respectively	N/A		N/A	N/A	$10.58
NUMBER OF SHARES AUTHORIZED	25,000,000	*	25,000,000 *	25,000,000 *	25,000,000
Institutional Class Shares — based on net assets of $3,627,662, $289,388, $7,739,659 and $883,359, and shares outstanding of 87,988,019, 30,534,404, 332,967,658, and 57,310,194, respectively	$41.23		$9.48	$23.24	$15.41
NUMBER OF SHARES AUTHORIZED	200,000,000		150,000,000	500,000,000	100,000,000
Investments in Affiliated Investment Companies at Cost	$2,940,024		$262,001	$6,536,890	$—
Investments at Cost	$—		$—	$—	$927,291
Temporary Cash Investments at Cost	$—		$—	$—	$10,364
Collateral Received from Securities on Loan at Cost	$—		$—	$—	$91,663
NET ASSETS CONSIST OF:
Paid-In Capital	$3,031,029		$295,254	$6,715,224	$927,934
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	15,445		(237)	(2,818)	2,108
Accumulated Net Realized Gain (Loss)	(106,765)		(33,032)	(176,574)	7,150
Net Unrealized Appreciation (Depreciation)	687,953		27,403	1,203,827	(15,223)
NET ASSETS	$3,627,662		$289,388	$7,739,659	$921,969

*  Share class has not yet commenced operations. See Organization note in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$8,211,362	—	—	—
Investments at Value (including $0, $203,643, $471,182, and $151,298 of securities on loan, respectively)	—	$1,541,713	$3,270,229	$1,111,077
Temporary Cash Investments at Value	—	9,007	25,236	6,923
Collateral Received from Securities on Loan at Value	—	212,113	491,655	158,825
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	26	77	52
Dividends and Interest	—	2,436	4,870	1,349
Securities Lending Income	—	167	383	179
Fund Shares Sold	5,632	1,932	2,746	1,524
Prepaid Expenses and Other Assets	95	73	143	57
Total Assets	8,217,089	1,767,467	3,795,339	1,279,986
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	212,113	491,655	158,825
Investment Securities/Affiliated Investment Companies Purchased	778	6,942	22,167	5,298
Fund Shares Redeemed	4,854	539	1,755	318
Due to Advisor	2,015	215	536	272
Accrued Expenses and Other Liabilities	333	45	108	36
Total Liabilities	7,980	219,854	516,221	164,749
NET ASSETS	$8,209,109	$1,547,613	$3,279,118	$1,115,237
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $8,209,109, $1,547,613, $3,279,118 and $1,115,237 and shares outstanding of 347,003,330, 135,181,605, 287,693,994 and 100,793,485, respectively	$23.66	$11.45	$11.40	$11.06
NUMBER OF SHARES AUTHORIZED	650,000,000	200,000,000	400,000,000	200,000,000
Investments in Affiliated Investment Companies at Cost	$8,240,356	$—	$—	$—
Investments at Cost	$—	$1,505,690	$3,294,089	$1,139,151
Temporary Cash Investments at Cost	$—	$9,007	$25,236	$6,923
Collateral Received from Securities on Loan at Cost	$—	$212,113	$491,655	$158,825
NET ASSETS CONSIST OF:
Paid-In Capital	$7,479,402	$1,506,774	$3,302,937	$1,144,323
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(5,874)	5,851	12,180	3,751
Accumulated Net Realized Gain (Loss)	764,575	(1,035)	(12,139)	(4,763)
Net Unrealized Appreciation (Depreciation)	(28,994)	36,023	(23,860)	(28,074)
NET ASSETS	$8,209,109	$1,547,613	$3,279,118	$1,115,237

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	T.A. U.S. Core Equity 2 Portfolio	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$2,836,188	$4,232,282	—
Investments at Value (including $27,141, $0, $0 and $532,486 of securities on loan, respectively)	$450,250	—	—	$2,734,625
Temporary Cash Investments at Value	5,923	—	—	—
Collateral Received from Securities on Loan at Value	28,332	—	—	551,124
Receivables:
Investment Securities/Affiliated Investment Companies Sold	10	—	4	28,212
Dividends and Interest	684	—	—	2,103
Securities Lending Income	46	—	—	120
Fund Shares Sold	2,604	3,772	1,917	2,773
Prepaid Expenses and Other Assets	94	113	84	74
Deferred Offering Costs	13	—	—	—
Total Assets	487,956	2,840,073	4,234,287	3,319,031
LIABILITIES:
Payables:
Upon Return of Securities Loaned	28,332	—	—	551,124
Investment Securities/Affiliated Investment Companies Purchased	3,091	3,242	1	—
Fund Shares Redeemed	439	530	1,920	2,900
Due to Advisor	79	733	1,375	693
Loan Payable	—	—	—	21,303
Accrued Expenses and Other Liabilities	12	130	181	159
Total Liabilities	31,953	4,635	3,477	576,179
NET ASSETS	$456,003	$2,835,438	$4,230,810	$2,742,852
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $456,003, $2,835,438, $4,230,810 and $2,742,852 and shares outstanding of 49,907,368, 150,184,531, 330,207,392 and 108,124,712, respectively	$9.14	$18.88	$12.81	$25.37
NUMBER OF SHARES AUTHORIZED	100,000,000	400,000,000	650,000,000	250,000,000
Investments in Affiliated Investment Companies at Cost	$—	$2,641,926	$3,958,796	$—
Investments at Cost	$446,291	$—	$—	$2,244,755
Temporary Cash Investments at Cost	$5,923	$—	$—	$—
Collateral Received from Securities on Loan at Cost	$28,332	$—	$—	$551,124
NET ASSETS CONSIST OF:
Paid-In Capital	$452,958	$2,552,947	$3,801,322	$2,272,667
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	1,436	(2,122)	(4,207)	20,735
Accumulated Net Realized Gain (Loss)	(2,350)	90,351	160,209	(40,420)
Net Unrealized Appreciation (Depreciation)	3,959	194,262	273,486	489,870
NET ASSETS	$456,003	$2,835,438	$4,230,810	$2,742,852

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio	International Core Equity Portfolio	T.A. World ex U.S. Core Equity Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$50,139	$5,562,759
Investments at Value (including $261,252, $462,371, $0, and $0 of securities on loan, respectively)	$2,119,471	$2,846,154	10,309	—
Temporary Cash Investments at Value	6,113	13,162	1,557	3,565
Collateral Received from Securities on Loan at Value	275,992	491,652	—	—
Foreign Currencies at Value	5,695	14,931	1,685	—
Cash	15	16	37	15
Receivables:
Investment Securities Sold	200	838	—	—
Dividends, Interest, and Tax Reclaims	10,610	16,141	31	—
From Advisor	—	—	6	—
Securities Lending Income	976	1,358	—	—
Fund Shares Sold	976	3,200	286	5,801
Prepaid Expenses and Other Assets	41	110	4	110
Deferred Offering Costs	—	—	19	—
Total Assets	2,420,089	3,387,562	64,073	5,572,250
LIABILITIES:
Payables:
Upon Return of Securities Loaned	275,992	491,652	—	—
Investment Securities/Affiliated Investment Companies Purchased	7,424	26,036	3,172	—
Fund Shares Redeemed	946	713	7	4,161
Due to Advisor	444	822	—	1,844
Accrued Expenses and Other Liabilities	143	650	5	217
Total Liabilities	284,949	519,873	3,184	6,222
NET ASSETS	$2,135,140	$2,867,689	$60,889	$5,566,028
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,135,140, $2,867,689, $60,889 and $5,566,028 and shares outstanding of 82,725,906, 211,378,097, 5,661,434 and 298,216,368, respectively	$25.81	$13.57	$10.76	$18.66
NUMBER OF SHARES AUTHORIZED	200,000,000	250,000,000	100,000,000	500,000,000
Investments in Affiliated Investment Companies at Cost	$—	$—	$48,619	$4,594,776
Investments at Cost	$1,517,756	$2,780,429	$10,370	$—
Temporary Cash Investments at Cost	$6,113	$13,162	$1,557	$3,565
Collateral Received from Securities on Loan at Cost	$275,992	$491,652	$—	$—
Foreign Currencies at Cost	$5,665	$14,816	$1,691	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$1,491,175	$2,745,468	$59,380	$4,349,133
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	31,600	46,847	55	53,481
Accumulated Net Realized Gain (Loss)	10,776	9,731	(6)	195,751
Net Unrealized Foreign Exchange	(156)	(197)	7	(320)
Net Unrealized Appreciation (Depreciation)	601,745	65,840	1,453	967,983
NET ASSETS	$2,135,140	$2,867,689	$60,889	$5,566,028

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$200,254	$147,559	$46,506	$190,167
Receivables:
Affiliated Investment Companies Sold	—	38	—	—
Fund Shares Sold	94	67	54	117
Prepaid Expenses and Other Assets	10	17	11	14
Total Assets	200,358	147,681	46,571	190,298
LIABILITIES:
Payables:
Affiliated Companies Purchased	80	—	54	85
Fund Shares Redeemed	14	105	—	32
Due to Advisor	65	51	14	62
Accrued Expenses and Other Liabilities	11	7	4	9
Total Liabilities	170	163	72	188
NET ASSETS	$200,188	$147,518	$46,499	$190,110
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $200,188, $147,518, $46,499 and $190,110 and shares outstanding of 12,537,715, 5,405,879, 1,724,343 and 8,824,865, respectively	$15.97	$27.29	$26.97	$21.54
NUMBER OF SHARES AUTHORIZED	50,000,000	50,000,000	70,000,000	50,000,000
Investments in Affiliated Investment Companies at Cost	$298,988	$133,119	$39,966	$158,219
NET ASSETS CONSIST OF:
Paid-In Capital	$345,160	$139,272	$37,962	$151,654
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	1,680	563	124	2,757
Accumulated Net Realized Gain (Loss)	(47,805)	(6,753)	1,870	3,693
Net Unrealized Foreign Exchange	(113)	(4)	3	58
Net Unrealized Appreciation (Depreciation)	(98,734)	14,440	6,540	31,948
NET ASSETS	$200,188	$147,518	$46,499	$190,110

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$3,045,292	$1,271,634
Investments at Value (including $82,611, $1,726,296, $0, and $0 of securities on loan, respectively)	$542,012	$8,475,343	—	—
Temporary Cash Investments at Value	2,600	14,790	—	—
Collateral Received from Securities on Loan at Value	88,818	1,842,713	—	—
Foreign Currencies at Value	3,715	37,930	—	—
Cash	16	15	—	—
Receivables:
Investment Securities Sold	—	14,403	—	—
Dividends, Interest, and Tax Reclaims	3,733	71,807	—	—
Securities Lending Income	158	2,833	—	—
Fund Shares Sold	1,264	7,557	2,592	1,083
Prepaid Expenses and Other Assets	95	149	91	36
Total Assets	642,411	10,467,540	3,047,975	1,272,753
LIABILITIES:
Payables:
Upon Return of Securities Loaned	88,818	1,842,713	—	—
Investment Securities/Affiliated Investment Companies Purchased	5,036	43,237	1,519	647
Fund Shares Redeemed	178	2,607	1,072	436
Due to Advisor	161	4,629	1,016	486
Accrued Expenses and Other Liabilities	25	523	113	49
Total Liabilities	94,218	1,893,709	3,720	1,618
NET ASSETS	$548,193	$8,573,831	$3,044,255	$1,271,135
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $548,193, $8,573,831, $3,044,255 and $1,271,135 and shares outstanding of 69,281,696, 438,543,713, 92,573,524 and 62,500,917, respectively	$7.91	$19.55	$32.88	$20.34
NUMBER OF SHARES AUTHORIZED	100,000,000	650,000,000	250,000,000	150,000,000
Investments in Affiliated Investment Companies at Cost	$—	$—	$1,534,817	$984,674
Investments at Cost	$627,092	$7,466,969	$—	$—
Temporary Cash Investments at Cost	$2,600	$14,790	$—	$—
Collateral Received from Securities on Loan at Cost	$88,818	$1,842,713	$—	$—
Foreign Currencies at Cost	$3,707	$37,779	$—	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$633,733	$7,187,415	$1,214,082	$877,424
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(291)	105,906	24,154	12,207
Accumulated Net Realized Gain (Loss)	(162)	272,871	298,187	95,485
Deferred Thailand Capital Gains Tax	—	—	(2,695)	(956)
Net Unrealized Foreign Exchange	(15)	(886)	52	15
Net Unrealized Appreciation (Depreciation)	(85,072)	1,008,525	1,510,475	286,960
NET ASSETS	$548,193	$8,573,831	$3,044,255	$1,271,135

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	Emerging Markets Core Equity Portfolio	DFA One-Year Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	DFA Selectively Hedged Global Fixed Income Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$3,503,275	$3,218,622	—
Investments at Value (including $213,176, $0, $0 and $0 of securities on loan, respectively)	$2,011,964	—	—	$200,378
Temporary Cash Investments at Value	4,146	—	—	1,528
Collateral Received from Securities on Loan at Value	231,374	—	—	—
Foreign Currencies at Value	3,528	—	—	9,519
Cash	3,460	—	—	16
Receivables:
Investment Securities/Affiliated Investment Companies Sold	1,306	10,885	—	—
Interest	7,671	—	—	2,683
Securities Lending Income	312	—	—	—
Fund Shares Sold	2,549	3,575	2,854	1,224
Unrealized Gain on Forward Currency Contracts	—	—	—	10
Prepaid Expenses and Other Assets	85	109	114	32
Deferred Offering Costs	—	—	—	19
Total Assets	2,266,395	3,517,844	3,221,590	215,409
LIABILITIES:
Payables:
Upon Return of Securities Loaned	231,374	—	—	—
Investment Securities/Affiliated Investment Companies Purchased	9,802	—	476	9,684
Fund Shares Redeemed	718	14,459	2,379	5
Due to Advisor	912	292	267	18
Deferred Thailand Capital Gains Tax	1,216	—	—	—
Accrued Expenses and Other Liabilities	192	107	110	12
Total Liabilities	244,214	14,858	3,232	9,719
NET ASSETS	$2,022,181	$3,502,986	$3,218,358	$205,690
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,022,181, $3,502,986, $3,218,358 and $205,690 and shares outstanding of 99,231,796, 344,204,668, 309,704,053 and 20,145,307, respectively	$20.38	$10.18	$10.39	$10.21
NUMBER OF SHARES AUTHORIZED	200,000,000	550,000,000	550,000,000	100,000,000
Investments in Affiliated Investment Companies at Cost	$—	$3,493,969	$3,098,289	$—
Investments at Cost	$1,505,984	$—	$—	$200,255
Temporary Cash Investments at Cost	$4,146	$—	$—	$1,528
Collateral Received from Securities on Loan at Cost	$231,374	$—	$—	$—
Foreign Currencies at Cost	$3,488	$—	$—	$9,581
NET ASSETS CONSIST OF:
Paid-In Capital	$1,499,572	$3,517,298	$3,113,309	$204,542
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	15,644	(330)	(1,776)	892
Accumulated Net Realized Gain (Loss)	2,182	(23,288)	(13,508)	105
Deferred Thailand Capital Gains Tax	(1,215)	—	—	—
Net Unrealized Foreign Exchange	(22)	—	—	90
Net Unrealized Appreciation (Depreciation)	506,020	9,306	120,333	61
NET ASSETS	$2,022,181	$3,502,986	$3,218,358	$205,690

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Inflation- Protected Securities Portfolio
ASSETS:
Investments at Value	$1,177,765	$3,486,767	$1,347,867	$347,149
Temporary Cash Investments at Value	1,799	18,245	7,894	3,362
Foreign Currencies at Value	—	120	—	—
Cash	—	16	—	1
Receivables:
Investment Securities Sold	—	41,240	—	—
Interest	14,688	32,586	17,487	2,628
Fund Shares Sold	893	3,224	962	979
Unrealized Gain on Forward Currency Contracts	—	10,451	—	—
Prepaid Expenses and Other Assets	38	93	30	28
Total Assets	1,195,183	3,592,742	1,374,240	354,147
LIABILITIES:
Payables:
Fund Shares Redeemed	3,211	1,835	333	137
Due to Advisor	201	747	115	29
Unrealized Loss on Forward Currency Contracts	—	4,290	—	—
Accrued Expenses and Other Liabilities	61	790	74	11
Total Liabilities	3,473	7,662	522	177
NET ASSETS	$1,191,710	$3,585,080	$1,373,718	$353,970
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,191,710, $3,585,080, $1,373,718 and $353,970 and shares outstanding of 117,517,107, 334,894,356, 116,450,492 and 32,233,279, respectively	$10.14	$10.71	$11.80	$10.98
NUMBER OF SHARES AUTHORIZED	250,000,000	500,000,000	250,000,000	100,000,000
Investments at Cost	$1,207,215	$3,384,280	$1,303,466	$336,774
Temporary Cash Investments at Cost	$1,799	$18,245	$7,894	$3,362
Foreign Currencies at Cost	$—	$119	$—	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$1,235,965	$3,526,749	$1,311,155	$336,404
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	7,514	25,885	15,127	6,764
Accumulated Net Realized Gain (Loss)	(22,319)	(76,442)	3,035	427
Net Unrealized Foreign Exchange	—	6,400	—	—
Net Unrealized Appreciation (Depreciation)	(29,450)	102,488	44,401	10,375
NET ASSETS	$1,191,710	$3,585,080	$1,373,718	$353,970

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
ASSETS:
Investments at Value	$959,807	$186,655
Temporary Cash Investments at Value	17,325	4,815
Receivables:
Interest	7,862	2,369
Fund Shares Sold	950	1,048
Prepaid Expenses and Other Assets	45	32
Total Assets	985,989	194,919
LIABILITIES:
Payables:
Investment Securities Purchased	14,115	—
Fund Shares Redeemed	1,114	—
Due to Advisor	159	31
Accrued Expenses and Other Liabilities	43	10
Total Liabilities	15,431	41
NET ASSETS	$970,558	$194,878
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $970,558 and $194,878 and shares outstanding of 96,498,925 and 19,345,352, respectively	$10.06	$10.07
NUMBER OF SHARES AUTHORIZED	200,000,000	100,000,000
Investments at Cost	$959,141	$186,207
Temporary Cash Investments at Cost	$17,325	$4,815
NET ASSETS CONSIST OF:
Paid-In Capital	$968,577	$194,164
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	1,332	341
Accumulated Net Realized Gain (Loss)	(17)	(75)
Net Unrealized Appreciation (Depreciation)	666	448
NET ASSETS	$970,558	$194,878

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	U.S. Large Company Portfolio*	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio	U.S Targeted Value Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	$6,460	$29,629	—
Dividends	$33,868	—	—	$4,815
Interest	1,017	—	—	259
Income from Securities Lending	397	—	—	507
Expenses Allocated from Affiliated Investment Company	(722)	—	—	—
Total Investment Income	34,560	6,460	29,629	5,581
Expenses
Investment Advisory Services Fees	—	—	—	354
Administrative Services Fees	1,585	223	5,423	884
Accounting & Transfer Agent Fees	30	9	57	50
Shareholder Servicing Fees — Class R1 Shares	—	—	—	12
Custodian Fees	—	—	—	20
Filing Fees	59	16	118	27
Shareholders' Reports	40	5	70	25
Directors'/Trustees' Fees & Expenses	11	—	27	3
Legal Fees	16	2	38	9
Audit Fees	4	1	8	3
Other	7	3	14	5
Total Expenses	1,752	259	5,755	1,392
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	29	—	—	—
Net Expenses	1,781	259	5,755	1,392
Net Investment Income (Loss)	32,779	6,201	23,874	4,189
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	—	8,681	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(7,445)	(2,388)	(48,144)	7,337
Futures	(6,744)	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(167,846)	(28,919)	44,902	7,861
Futures	185	—	—	—
Net Realized and Unrealized Gain (Loss)	(181,850)	(22,626)	(3,242)	15,198
Net Increase (Decrease) in Net Assets Resulting from Operations	$(149,071)	$(16,425)	$20,632	$19,387

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Company	$38,126	—	—	—
Dividends	—	$11,563	$25,502	$8,054
Interest	—	231	348	192
Income from Securities Lending	—	727	1,803	941
Total Investment Income	38,126	12,521	27,653	9,187
Expenses
Investment Advisory Services Fees	—	1,120	2,974	1,499
Administrative Services Fees	12,145	—	—	—
Accounting & Transfer Agent Fees	65	83	174	65
Custodian Fees	—	21	27	16
Filing Fees	82	36	107	37
Shareholders' Reports	121	5	15	8
Directors'/Trustees' Fees & Expenses	15	3	9	3
Legal Fees	48	5	10	3
Audit Fees	10	7	15	5
Other	21	7	18	20
Total Expenses	12,507	1,287	3,349	1,656
Net Investment Income (Loss)	25,619	11,234	24,304	7,531
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	1,046,424	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	(62,581)	2,340	3,675	(2,949)
Change in Unrealized Appreciation (Depreciation) of Investment Securities/Affiliated Investment Company Shares	(1,184,864)	(34,449)	(91,148)	(22,219)
Net Realized and Unrealized Gain (Loss)	(201,021)	(32,109)	(87,473)	(25,168)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(175,402)	$(20,875)	$(63,169)	$(17,637)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	$9,965	$17,074	—
Dividends	$2,485	—	—	$37,185
Interest	166	—	—	207
Income from Securities Lending	154	—	—	641
Total Investment Income	2,805	9,965	17,074	38,033
Expenses
Investment Advisory Services Fees	321	—	—	3,825
Administrative Services Fees	—	4,483	8,374	—
Accounting & Transfer Agent Fees	26	27	37	153
Custodian Fees	18	—	—	16
Filing Fees	14	37	66	60
Shareholders' Reports	—	40	72	55
Directors'/Trustees' Fees & Expenses	1	5	7	8
Legal Fees	—	25	27	16
Audit Fees	1	5	6	17
Organizational and Offering Costs	18	—	—	—
Other	2	10	13	23
Total Expenses	401	4,632	8,602	4,173
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	24	—	—	—
Net Expenses	425	4,632	8,602	4,173
Net Investment Income (Loss)	2,380	5,333	8,472	33,860
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from:
Affiliated Investment Companies	—	243,531	379,091	—
Investment Securities	—	—	—	38,848
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(2,040)	(62,745)	(61,664)	(75,407)
Futures	—	—	—	(1,472)
Change in Unrealized Appreciation (Depreciation) of Investment Securities/Affiliated Investment Companies Shares	5,391	(286,776)	(555,392)	69,972
Net Realized and Unrealized Gain (Loss)	3,351	(105,990)	(237,965)	31,941
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,731	$(100,657)	$(229,493)	$65,801

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	Large Cap International Portfolio	International Core Equity Portfolio	T.A. World ex U.S. Core Equity Portfolio(a)	International Small Company Portfolio*
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Income Distributions	—	—	$4	—
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, and $7,360, respectively)	—	—	—	$85,506
Interest	—	—	—	483
Income from Securities Lending	—	—	—	11,822
Expenses	—	—	—	(3,641)
Total Net Investment Income Received from Affiliated Investment Companies	—	—	4	94,170
Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $4,431, $6,034, $7, and $0, respectively)	$40,512	$53,005	62	—
Interest	171	286	3	245
Income from Securities Lending	2,282	3,939	—	—
Total Fund Investment Income	42,965	57,230	65	245
Fund Expenses
Investment Advisory Services Fees	2,609	4,320	28	—
Administrative Services Fees	—	—	—	10,507
Accounting & Transfer Agent Fees	129	148	7	43
Custodian Fees	149	325	3	—
Filing Fees	30	77	—	51
Shareholders' Reports	37	19	—	61
Directors'/Trustees' Fees & Expenses	8	10	—	20
Legal Fees	10	7	—	26
Audit Fees	13	11	—	8
Organizational and Offering Costs	—	—	10	—
Other	16	11	—	9
Total Expenses	3,001	4,928	48	10,725
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	(34)	—
Net Expenses	3,001	4,928	14	10,725
Net Investment Income (Loss)	39,964	52,302	55	83,690
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	11,746	10,024	—	174,622
Futures	—	—	—	(569)
Foreign Currency Transactions	(127)	(160)	(6)	282
In-Kind Redemptions	—	—	—	19,784
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(126,490)	(138,169)	1,453	(484,846)
Translation of Foreign Currency Denominated Amounts	(196)	(274)	7	(668)
Net Realized and Unrealized Gain (Loss)	(115,067)	(128,579)	1,454	(291,395)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(75,103)	$(76,277)	$1,509	$(207,705)

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).

(a)  The Portfolio commenced operations on March 6, 2008.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Dividends (Net of Foreign Taxes Withheld of $159, $28, $0 and $495, respectively)	$2,115	$2,239	$720	$3,085
Interest	6	17	2	14
Income from Securities Lending	660	371	6	377
Expenses Allocated from Affiliated Investment Companies	(122)	(94)	(23)	(107)
Total Investment Income	2,659	2,533	705	3,369
Expenses
Administrative Services Fees	371	261	74	306
Accounting & Transfer Agent Fees	8	7	7	8
Filing Fees	10	10	8	10
Shareholders' Reports	3	2	1	2
Directors'/Trustees' Fees & Expenses	—	1	—	1
Legal Fees	1	1	—	1
Audit Fees	1	1	1	1
Other	2	2	1	2
Total Expenses	396	285	92	331
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	22	(5)	12
Net Expenses	396	307	87	343
Net Investment Income (Loss)	2,263	2,226	618	3,026
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	371	1,885	1,665	3,213
Futures	(10)	(34)	—	(16)
Foreign Currency Transactions	73	(21)	(10)	42
In-Kind Redemptions	296	222	222	461
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(9,831)	(10,376)	(5,963)	(9,641)
Translation of Foreign Currency Denominated Amounts	(130)	—	3	6
Net Realized and Unrealized Gain (Loss)	(9,231)	(8,324)	(4,083)	(5,935)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,968)	$(6,098)	$(3,465)	$(2,909)

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	DFA International Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,533 $12,911, $3,681, and $1,110, respectively)	$11,097	$165,589	$40,547	$18,075
Interest	99	983	146	69
Income from Securities Lending	422	12,968	2,042	2,091
Expenses Allocated from Affiliated Investment Companies	—	—	(2,815)	(1,965)
Total Investment Income	11,618	179,540	39,920	18,270
Expenses
Investment Advisory Services Fees	751	26,058	—	—
Administrative Services Fees	—	—	6,151	2,960
Accounting & Transfer Agent Fees	36	459	29	16
Custodian Fees	69	700	—	—
Filing Fees	29	77	32	33
Shareholders' Reports	4	92	52	22
Directors'/Trustees' Fees & Expenses	2	31	12	7
Legal Fees	—	41	15	5
Audit Fees	2	49	4	2
Offering Costs	15	—	—	—
Other	2	60	9	5
Total Expenses	910	27,567	6,304	3,050
Net Investment Income (Loss)	10,708	151,973	33,616	15,220
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(68)	274,660	302,021	97,301
Futures	—	(1,804)	(348)	(404)
Foreign Currency Transactions	(48)	744	(1,433)	(1,349)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(59,371)	(648,992)	(414,647)	(225,317)
Translation of Foreign Currency Denominated Amounts	(29)	(1,241)	54	(67)
Deferred Thailand Capital Gains Tax	—	—	713	223
Net Realized and Unrealized Gain (Loss)	(59,516)	(376,633)	(113,640)	(129,613)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(48,808)	$(224,660)	$(80,024)	$(114,393)

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	Emerging Markets Core Equity Portfolio	DFA One-Year Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	DFA Selectively Hedged Global Fixed Income Portfolio(a)
Investment Income
Income Distributions Received from Affiliated Investment Company	—	$65,126	$51,254	—
Dividends (Net of Foreign Taxes Withheld of $2,013, $0, $0, and $0, respectively)	$24,728	—	—	—
Interest	90	—	—	$1,022
Income from Securities Lending	1,695	—	—	—
Total Investment Income	26,513	65,126	51,254	1,022
Expenses
Investment Advisory Services Fees	5,028	—	—	37
Administrative Services Fees	—	1,674	1,582	—
Accounting & Transfer Agent Fees	114	30	28	12
Custodian Fees	633	—	—	4
Filing Fees	27	68	54	2
Shareholders' Reports	10	38	42	—
Directors'/Trustees' Fees & Expenses	7	10	9	—
Legal Fees	7	15	14	—
Audit Fees	12	3	3	—
Organizational and Offering Costs	—	—	—	13
Other	11	5	6	—
Total Expenses	5,849	1,843	1,738	68
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	(6)
Net Expenses	5,849	1,843	1,738	62
Net Investment Income (Loss)	20,664	63,283	49,516	960
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	2,486	(591)	(561)	—
Foreign Currency Transactions	3	—	—	105
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares and Foreign Currency	(75,327)	(9,480)	4,564	61
Translation of Foreign Currency Denominated Amounts	(35)	—	—	90
Deferred Thailand Capital Gains Tax	(33)	—	—	—
Net Realized and Unrealized Gain (Loss)	(72,906)	(10,071)	4,003	256
Net Increase (Decrease) in Net Assets Resulting from Operations	$(52,242)	$53,212	$53,519	$1,216

(a)  The Portfolio commenced operations on January 9, 2008.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Inflation- Protected Securities Portfolio
Investment Income
Interest	$19,624	$53,788	$30,760	$10,119
Total Investment Income	19,624	53,788	30,760	10,119
Expenses
Investment Advisory Services Fees	1,219	4,462	676	155
Accounting & Transfer Agent Fees	78	211	85	27
Custodian Fees	7	120	7	2
Filing Fees	29	62	32	11
Shareholders' Reports	19	37	13	4
Directors'/Trustees' Fees & Expenses	4	14	6	2
Legal Fees	6	12	5	1
Audit Fees	7	19	7	1
Other	5	13	4	1
Total Expenses	1,374	4,950	835	204
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	31
Net Expenses	1,374	4,950	835	235
Net Investment Income (Loss)	18,250	48,838	29,925	9,884
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	1	(1,479)	3,111	427
Foreign Currency Transactions	—	(42,031)	—	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	(29,806)	15,403	(11,149)	(2,015)
Translation of Foreign Currency Denominated Amounts	—	(7,061)	—	—
Net Realized and Unrealized Gain (Loss)	(29,805)	(35,168)	(8,038)	(1,588)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,555)	$13,670	$21,887	$8,296

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Investment Income
Interest	$11,258	$2,093
Total Investment Income	11,258	2,093
Expenses
Investment Advisory Services Fees	958	160
Accounting & Transfer Agent Fees	63	19
Custodian Fees	6	2
Filing Fees	22	11
Shareholders' Reports	8	—
Directors'/Trustees' Fees & Expenses	3	1
Legal Fees	4	2
Audit Fees	5	1
Offering Costs	—	11
Other	4	1
Total Expenses	1,073	208
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	16
Net Expenses	1,073	224
Net Investment Income (Loss)	10,185	1,869
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	—	(71)
Change in Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	1,842	238
Net Realized and Unrealized Gain (Loss)	1,842	167
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,027	$2,036

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Large Company Portfolio		Enhanced U.S. Large Company Portfolio		U.S. Large Cap Value Portfolio		U.S. Targeted Value Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$32,779	$59,476	$6,201	$9,767	$23,874	$95,990	$4,189	$3,886
Capital Gain Distributions Received from Affiliated Investment Companies	—	—	8,681	26,075	—	346,023	—	26,668
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(7,445)	3,775	(2,388)	3,051	(48,144)	(16,877)	7,337	(2,825)
Futures	(6,744)	714	—	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(167,846)	164,399	(28,919)	(13,649)	44,902	(537,538)	7,861	(75,837)
Futures	185	(288)	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(149,071)	228,076	(16,425)	25,244	20,632	(112,402)	19,387	(48,108)
Distributions From:
Net Investment Income:
Class R1 Shares	—	—	—	—	—	—	(102)	—
Institutional Class Shares	(33,688)	(55,847)	(6,442)	(11,397)	(50,382)	(88,197)	(2,773)	(3,642)
Net Short-Term Gains:
Institutional Class Shares	—	—	(4,842)	(11,623)	(304)	(10,685)	—	(5,313)
Net Long-Term Gains:
Institutional Class Shares	—	—	(17,601)	(1,991)	(315,650)	(127,166)	(14,019)	(11,902)
Total Distributions	(33,688)	(55,847)	(28,885)	(25,011)	(366,336)	(226,048)	(16,894)	(20,857)
Capital Share Transactions (1):
Shares Issued	671,210	906,212	20,494	93,808	1,263,740	2,547,717	494,195	500,717 *
Shares Issued in Lieu of Cash Distributions	31,145	51,856	28,244	24,050	340,164	203,411	16,154	18,152
Shares Redeemed	(307,767)	(583,275)	(51,090)	(128,257)	(1,054,093)	(1,287,212)	(145,678)	(110,437)
Net Increase (Decrease) from Capital Share Transactions	394,588	374,793	(2,352)	(10,399)	549,811	1,463,916	364,671	408,432
Total Increase (Decrease) in Net Assets	211,829	547,022	(47,662)	(10,166)	204,107	1,125,466	367,164	339,467
Net Assets
Beginning of Period	3,415,833	2,868,811	337,050	347,216	7,535,552	6,410,086	554,805	215,338
End of Period	$3,627,662	$3,415,833	$289,388	$337,050	$7,739,659	$7,535,552	$921,969	$554,805
(1) Shares Issued and Redeemed:
Shares Issued	16,541	21,005	2,188	8,538	56,684	97,946	35,123	28,579
Shares Issued in Lieu of Cash Distributions	765	1,222	2,888	2,263	14,954	8,025	1,088	1,060
Shares Redeemed	(7,642)	(13,462)	(5,428)	(11,632)	(46,944)	(50,063)	(10,170)	(6,247)
	9,664	8,765	(352)	(831)	24,694	55,908	26,041	23,392
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$15,445	$16,354	$(237)	$4	$(2,818)	$23,690	$2,108	$794

*  Includes $6,246 in capital contributions related to the liquidation of The U.S. Targeted Value Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio		U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$25,619	$92,097	$11,234	$14,928	$24,304	$34,532	$7,531	$9,503
Capital Gain Distributions Received from Affiliated Investment Company	1,046,424	875,446	—	—	—	—	—	—
Net Realized Gain (Loss) on: Investment Securities Sold/Affiliated Investment Company Shares Sold	(62,581)	(37,370)	2,340	(3,304)	3,675	(15,734)	(2,949)	(1,810)
Change in Unrealized Appreciation (Depreciation) of Investment Securities/ Affiliated Investment Company Shares	(1,184,864)	(1,754,043)	(34,449)	15,592	(91,148)	(32,306)	(22,219)	(41,111)
Net Increase (Decrease) in Net Assets Resulting from Operations	(175,402)	(823,870)	(20,875)	27,216	(63,169)	(13,508)	(17,637)	(33,418)
Distributions From:
Net Investment Income:
Institutional Class Shares	(40,340)	(85,546)	(5,727)	(14,899)	(12,597)	(34,490)	(6,899)	(7,650)
Net Short-Term Gains:
Institutional Class Shares	—	(72,477)	—	(578)	—	(1,625)	—	(6,329)
Net Long-Term Gains:
Institutional Class Shares	(746,639)	(592,599)	—	(1,040)	—	(1,516)	—	—
Total Distributions	(786,979)	(750,622)	(5,727)	(16,517)	(12,597)	(37,631)	(6,899)	(13,979)
Capital Share Transactions (1):
Shares Issued	1,248,616	2,756,160	507,866	609,131	849,253	2,019,061	353,849	689,895
Shares Issued in Lieu of Cash Distributions	766,211	722,554	5,519	16,079	12,390	37,027	6,776	13,800
Shares Redeemed	(1,646,183)	(1,839,654)	(149,201)	(78,148)	(446,179)	(281,839)	(180,594)	(99,868)
Net Increase (Decrease) from Capital Share Transactions	368,644	1,639,060	364,184	547,062	415,464	1,774,249	180,031	603,827
Total Increase (Decrease) in Net Assets	(593,737)	64,568	337,582	557,761	339,698	1,723,110	155,495	556,430
Net Assets
Beginning of Period	8,802,846	8,738,278	1,210,031	652,270	2,939,420	1,216,310	959,742	403,312
End of Period	$8,209,109	$8,802,846	$1,547,613	$1,210,031	$3,279,118	$2,939,420	$1,115,237	$959,742
(1) Shares Issued and Redeemed:
Shares Issued	53,438	93,005	45,969	50,720	77,072	165,360	33,089	57,308
Shares Issued in Lieu of Cash Distributions	32,673	24,691	520	1,371	1,174	3,137	641	1,170
Shares Redeemed	(71,364)	(62,068)	(13,569)	(6,544)	(40,323)	(23,138)	(17,275)	(8,342)
	14,747	55,628	32,920	45,547	37,923	145,359	16,455	50,136
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(5,874)	$8,847	$5,851	$344	$12,180	$473	$3,751	$3,119

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio		U.S. Small Cap Portfolio		U.S. Micro Cap Portfolio		DFA Real Estate Securities Portfolio
	Six Months Ended May 31, 2008	Oct. 4, 2007(a) to Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,380	$167	$5,333	$33,291	$8,472	$45,400	$33,860	$57,485
Capital Gain Distributions Received from:
Affiliated Investment Companies	—	—	243,531	216,208	379,091	436,439	—	—
Investment Securities	—	—	—	—	—	—	38,848	41,558
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(2,040)	(310)	(62,745)	2,061	(61,664)	(3,367)	(75,407)	181,105
Futures	—	—	—	—	—	—	(1,472)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares and Foreign Currency	5,391	(1,432)	(286,776)	(321,609)	(555,392)	(655,320)	69,972	(762,357)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,731	(1,575)	(100,657)	(70,049)	(229,493)	(176,848)	65,801	(482,209)
Distributions From:
Net Investment Income:
Institutional Class Shares	(1,117)	—	(10,953)	(32,047)	(19,491)	(40,532)	(13,286)	(62,692)
Net Short-Term Gains:
Institutional Class Shares	—	—	(8,922)	(34,803)	(40,254)	(62,657)	(3,305)	(2,939)
Net Long-Term Gains:
Institutional Class Shares	—	—	(173,725)	(134,723)	(350,779)	(324,224)	(200,903)	(70,533)
Total Distributions	(1,117)	—	(193,600)	(201,573)	(410,524)	(427,413)	(217,494)	(136,164)
Capital Share Transactions (1):
Shares Issued	444,466	120,639	528,824	727,472	522,153	1,088,866	568,882	1,093,839
Shares Issued in Lieu of Cash Distributions	1,107	—	189,623	197,467	403,050	415,408	214,317	133,705
Shares Redeemed	(100,691)	(12,557)	(873,845)	(665,423)	(754,747)	(1,023,645)	(560,111)	(774,740)
Net Increase (Decrease) from Capital Share Transactions	344,882	108,082	(155,398)	259,516	170,456	480,629	223,088	452,804
Total Increase (Decrease) in Net Assets	349,496	106,507	(449,655)	(12,106)	(469,561)	(123,632)	71,395	(165,569)
Net Assets
Beginning of Period	106,507	—	3,285,093	3,297,199	4,700,371	4,824,003	2,671,457	2,837,026
End of Period	$456,003	$106,507	$2,835,438	$3,285,093	$4,230,810	$4,700,371	$2,742,852	$2,671,457
(1) Shares Issued and Redeemed:
Shares Issued	50,008	12,664	29,011	33,265	41,154	68,282	24,123	34,996
Shares Issued in Lieu of Cash Distributions	130	—	9,966	9,289	30,397	26,806	9,155	4,257
Shares Redeemed	(11,560)	(1,335)	(47,938)	(30,180)	(58,880)	(64,141)	(23,377)	(24,958)
	38,578	11,329	(8,961)	12,374	12,671	30,947	9,901	14,295
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$1,436	$173	$(2,122)	$3,498	$(4,207)	$6,812	$20,735	$161

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		T.A. World ex U.S. Core Equity Portfolio	International Small Company Portfolio		Japanese Small Company Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	March 6, 2008(a) to May 31, 2008	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$39,964	$51,732	$52,302	$39,035	$55	$83,690	$108,657	$2,263	$3,072
Net Realized Gain (Loss) on:
Investment Securities Sold	11,746	37,442	10,024	24,982	—	174,622	331,045	371	(7,840)
Futures		—		—		—	(569)		(10)
Foreign Currency Transactions	(127)	174	(160)	105	(6)	282	1,035	73	(35)
In-Kind Redemptions	—	—	—	—	—	19,784	—	296	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(126,490)	231,080	(138,169)	105,889	1,453	(484,846)	162,772	(9,831)	365
Translation of Foreign Currency Denominated Amounts	(196)	(44)	(274)	59	7	(668)	160	(130)	19
Net Increase (Decrease) in Net Assets Resulting from Operations	(75,103)	320,384	(76,277)	170,070	1,509	(207,705)	603,669	(6,968)	(4,419)
Distributions From:
Net Investment Income:
Institutional Class Shares	(7,110)	(51,063)	(7,064)	(38,518)	—	(36,360)	(114,210)	(1,477)	(2,759)
Net Short-Term Gains:
Institutional Class Shares	—	—	(7,592)	(2,252)	—	(36,135)	(28,033)	—	—
Net Long-Term Gains:
Institutional Class Shares	(28,968)	—	(17,163)	(205)	—	(278,291)	(129,328)	—	—
Total Distributions	(36,078)	(51,063)	(31,819)	(40,975)	—	(350,786)	(271,571)	(1,477)	(2,759)
Capital Share Transactions (1):
Shares Issued	259,867	529,554	837,059	1,460,555	61,258	709,320	1,085,538	21,325	102,980
Shares Issued in Lieu of Cash Distributions	33,707	47,880	30,697	39,306	—	338,241	258,985	1,400	2,746
Shares Redeemed	(271,433)	(295,814)	(234,158)	(137,846)	(1,878)	(520,251)	(625,483)	(13,172)	(68,425)
Net Increase (Decrease) from Capital Share Transactions	22,141	281,620	633,598	1,362,015	59,380	527,310	719,040	9,553	37,301
Total Increase (Decrease) in Net Assets	(89,040)	550,941	525,502	1,491,110	60,889	(31,181)	1,051,138	1,108	30,123
Net Assets
Beginning of Period	2,224,180	1,673,239	2,342,187	851,077	—	5,597,209	4,546,071	199,080	168,957
End of Period	$2,135,140	$2,224,180	$2,867,689	$2,342,187	$60,889	$5,566,028	$5,597,209	$200,188	$199,080
(1) Shares Issued and Redeemed:
Shares Issued	10,472	20,502	63,865	103,681	5,843	39,480	52,082	1,427	5,861
Shares Issued in Lieu of Cash Distributions	1,341	1,862	2,312	2,819	—	18,587	13,230	91	157
Shares Redeemed	(10,923)	(11,428)	(17,971)	(9,741)	(182)	(29,011)	(30,074)	(864)	(3,939)
	890	10,936	48,206	96,759	5,661	29,056	35,238	654	2,079
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$31,600	$(1,254)	$46,847	$1,609	$55	$53,481	$6,151	$1,680	$894

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Asia Pacific Small Company Portfolio		United Kingdom Small Company Portfolio		Continental Small Company Portfolio		DFA International Real Estate Securities Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	March 1, 2007(a) to Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,226	$3,553	$618	$899	$3,026	$2,554	$10,708	$4,578
Net Realized Gain (Loss) on:
Investment Securities Sold	1,885	4,912	1,665	1,545	3,213	7,620	(68)	(3)
Futures	(34)	—	—	—	(16)	—	—	—
Foreign Currency Transactions	(21)	93	(10)	13	42	39	(48)	9
In-Kind Redemptions	222	—	222	—	461	—	—	—
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(10,376)	32,175	(5,963)	(2,123)	(9,641)	4,064	(59,371)	(25,701)
Translation of Foreign Currency Denominated Amounts	—	(2)	3	—	6	10	(29)	14
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,098)	40,731	(3,465)	334	(2,909)	14,287	(48,808)	(21,103)
Distributions From:
Net Investment Income:
Institutional Class Shares	(2,284)	(3,089)	(323)	(1,097)	(71)	(2,638)	(12,876)	(2,361)
Net Short-Term Gains:
Institutional Class Shares	—	—	(123)	(217)	(347)	(549)	—	—
Net Long-Term Gains:
Institutional Class Shares	—	—	(1,311)	(1,092)	(6,770)	(1,842)	—	—
Total Distributions	(2,284)	(3,089)	(1,757)	(2,406)	(7,188)	(5,029)	(12,876)	(2,361)
Capital Share Transactions (1):
Shares Issued	33,370	58,296	15,986	11,009	54,639	94,168	326,233	375,453
Shares Issued in Lieu of Cash Distributions	2,129	3,008	1,750	2,404	7,046	4,921	12,529	2,263
Shares Redeemed	(25,906)	(24,176)	(3,154)	(6,010)	(32,387)	(27,699)	(65,725)	(17,412)
Net Increase (Decrease) from Capital Share Transactions	9,593	37,128	14,582	7,403	29,298	71,390	273,037	360,304
Total Increase (Decrease) in Net Assets	1,211	74,770	9,360	5,331	19,201	80,648	211,353	336,840
Net Assets
Beginning of Period	146,307	71,537	37,139	31,808	170,909	90,261	336,840	—
End of Period	$147,518	$146,307	$46,499	$37,139	$190,110	$170,909	$548,193	$336,840
(1) Shares Issued and Redeemed:
Shares Issued	1,247	2,409	590	327	2,589	4,007	39,711	37,594
Shares Issued in Lieu of Cash Distributions	82	131	64	74	340	227	1,522	239
Shares Redeemed	(1,015)	(979)	(117)	(179)	(1,552)	(1,195)	(7,963)	(1,821)
	314	1,561	537	222	1,377	3,039	33,270	36,012
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$563	$621	$124	$(171)	$2,757	$(198)	$(291)	$1,877

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA International Small Cap Value Portfolio		Emerging Markets Portfolio		Emerging Markets Small Cap Portfolio		Emerging Markets Core Equity Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$151,973	$162,639	$33,616	$61,164	$15,220	$17,268	$20,664	$24,655
Net Realized Gain (Loss) on:
Investment Securities Sold	274,660	682,920	302,021	138,572	97,301	98,170	2,486	7,602
Futures	(1,804)	—	(348)	—	(404)	—	—	—
Foreign Currency Transactions	744	3,452	(1,433)	(116)	(1,349)	(319)	3	(348)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(648,992)	(197,398)	(414,647)	809,069	(225,317)	268,054	(75,327)	426,503
Translation of Foreign Currency Denominated Amounts	(1,241)	46	54	(26)	(67)	74	(35)	(1)
Deferred Thailand Capital Gains Tax	—	—	713	(825)	223	(451)	(33)	(772)
Net Increase (Decrease) in Net Assets Resulting from Operations	(224,660)	651,659	(80,024)	1,007,838	(114,393)	382,796	(52,242)	457,639
Distributions From:
Net Investment Income:
Institutional Class Shares	(79,150)	(179,161)	(20,358)	(50,360)	(5,406)	(13,632)	(5,009)	(23,343)
Net Short-Term Gains:
Institutional Class Shares	(65,513)	(22,039)	(855)	—	(7,087)	(5,938)	(1,903)	(1,657)
Net Long-Term Gains:
Institutional Class Shares	(533,622)	(365,355)	(126,608)	(14,375)	(83,694)	(46,706)	(5,275)	(1,602)
Total Distributions	(678,285)	(566,555)	(147,821)	(64,735)	(96,187)	(66,276)	(12,187)	(26,602)
Capital Share Transactions (1):
Shares Issued	1,621,902	2,243,987	293,701	654,824	158,723	507,036	436,251	857,837
Shares Issued in Lieu of Cash Distributions	653,269	539,597	123,315	52,208	78,188	60,107	11,846	25,903
Shares Redeemed	(979,254)	(1,420,896)	(533,358)	(606,683)	(213,348)	(264,459)	(190,953)	(307,447)
Net Increase (Decrease) from Capital Share Transactions	1,295,917	1,362,688	(116,342)	100,349	23,563	302,684	257,144	576,293
Total Increase (Decrease) in Net Assets	392,972	1,447,792	(344,187)	1,043,452	(187,017)	619,204	192,715	1,007,330
Net Assets
Beginning of Period	8,180,859	6,733,067	3,388,442	2,344,990	1,458,152	838,948	1,829,466	822,136
End of Period	$8,573,831	$8,180,859	$3,044,255	$3,388,442	$1,271,135	$1,458,152	$2,022,181	$1,829,466
(1) Shares Issued and Redeemed:
Shares Issued	84,626	98,177	9,195	21,863	7,760	23,711	22,021	46,855
Shares Issued in Lieu of Cash Distributions	34,511	25,571	3,823	1,846	3,650	3,382	597	1,454
Shares Redeemed	(51,619)	(62,812)	(16,630)	(19,853)	(10,321)	(12,406)	(9,693)	(16,331)
	67,518	60,936	(3,612)	3,856	1,089	14,687	12,925	31,978
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$105,906	$33,083	$24,154	$10,896	$12,207	$2,393	$15,644	$(11)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio		DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Government Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Jan. 9, 2008(a) to May 31, 2008	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$63,283	$149,623	$49,516	$71,628	$960	$18,250	$51,637	$48,838	$87,390
Net Realized Gain (Loss) on:
Investment Securities Sold/ Affiliated Investment Company Shares Sold	(591)	(1,012)	(561)	(792)	—	1	—	(1,479)	(13,531)
Foreign Currency Transactions	—	—	—	—	105	—	—	(42,031)	(29,264)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares and Foreign Currency	(9,480)	3,935	4,564	65,338	61	(29,806)	645	15,403	31,164
Translation of Foreign Currency Denominated Amounts	—	—	—	—	90	—	—	(7,061)	67,297
Net Increase (Decrease) in Net Assets Resulting from Operations	53,212	152,546	53,519	136,174	1,216	(11,555)	52,282	13,670	143,056
Distributions From:
Net Investment Income:
Institutional Class Shares	(64,158)	(149,471)	(51,498)	(78,938)	(68)	(23,921)	(49,378)	(58,380)	(60,967)
Net Short-Term Gains:
Institutional Class Shares	—	—	(300)	—	—		—		—
Net Long-Term Gains:
Institutional Class Shares	—	—	(299)	—	—	—	—	—	—
Total Distributions	(64,158)	(149,471)	(52,097)	(78,938)	(68)	(23,921)	(49,378)	(58,380)	(60,967)
Capital Share Transactions (1):
Shares Issued	1,028,982	2,045,675	484,286	1,087,521	205,570	212,411	467,057	593,071	1,355,752
Shares Issued in Lieu of Cash Distributions	62,760	146,025	51,667	78,258	68	23,373	48,237	55,881	58,427
Shares Redeemed	(807,387)	(1,383,749)	(416,915)	(548,739)	(1,096)	(225,207)	(233,710)	(504,081)	(399,133)
Net Increase (Decrease) from Capital Share Transactions	284,355	807,951	119,038	617,040	204,542	10,577	281,584	144,871	1,015,046
Total Increase (Decrease) in Net Assets	273,409	811,026	120,460	674,276	205,690	(24,899)	284,488	100,161	1,097,135
Net Assets
Beginning of Period	3,229,577	2,418,551	3,097,898	2,423,622	—	1,216,609	932,121	3,484,919	2,387,784
End of Period	$3,502,986	$3,229,577	$3,218,358	$3,097,898	$205,690	$1,191,710	$1,216,609	$3,585,080	$3,484,919
(1) Shares Issued and Redeemed:
Shares Issued	101,021	200,504	46,866	105,633	20,246	20,493	44,986	55,041	126,584
Shares Issued in Lieu of Cash Distributions	6,177	14,346	5,046	7,641	6	2,258	4,674	5,223	5,452
Shares Redeemed	(79,303)	(135,669)	(40,361)	(53,359)	(107)	(21,744)	(22,517)	(46,779)	(37,300)
	27,895	79,181	11,551	59,915	20,145	1,007	27,143	13,485	94,736
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(330)	$545	$(1,776)	$206	$892	$7,514	$13,185	$25,885	$35,427

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Intermediate Government Fixed Income Portfolio		DFA Inflation-Protected Securities Portfolio		DFA Short-Term Municipal Bond Portfolio		DFA California Short-Term Municipal Bond Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	April 2, 2007(a) to Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$29,925	$51,217	$9,884	$4,228	$10,185	$25,609	$1,869	$1,493
Net Realized Gain (Loss) on Investment Securities Sold	3,111	99	427	—	—	—	(71)	(4)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(11,149)	43,651	(2,015)	11,920	1,842	2,926	238	210
Net Increase (Decrease) in Net Assets Resulting from Operations	21,887	94,967	8,296	16,148	12,027	28,535	2,036	1,699
Distributions From:
Net Investment Income:
Institutional Class Shares	(29,301)	(46,222)	(4,419)	(2,996)	(11,380)	(24,969)	(1,927)	(1,116)
Net Long-Term Gains:
Institutional Class Shares	(112)	(310)	—	—	—	—	—	—
Total Distributions	(29,413)	(46,532)	(4,419)	(2,996)	(11,380)	(24,969)	(1,927)	(1,116)
Capital Share Transactions (1):
Shares Issued	257,550	484,902	156,085	197,991	187,927	452,239	102,940	143,647
Shares Issued in Lieu of Cash Distributions	27,455	42,284	4,417	2,996	11,098	24,353	1,849	1,060
Shares Redeemed	(218,614)	(132,160)	(50,812)	(8,035)	(177,540)	(229,674)	(39,003)	(16,307)
Net Increase (Decrease) from Capital Share Transactions	66,391	395,026	109,690	192,952	21,485	246,918	65,786	128,400
Total Increase (Decrease) in Net Assets	58,865	443,461	113,567	206,104	22,132	250,484	65,895	128,983
Net Assets
Beginning of Period	1,314,853	871,392	240,403	34,299	948,426	697,942	128,983	—
End of Period	$1,373,718	$1,314,853	$353,970	$240,403	$970,558	$948,426	$194,878	$128,983
(1) Shares Issued and Redeemed:
Shares Issued	21,487	42,833	14,160	19,382	18,698	45,158	10,220	14,330
Shares Issued in Lieu of Cash Distributions	2,322	3,751	402	298	1,105	2,434	184	106
Shares Redeemed	(18,216)	(11,629)	(4,590)	(786)	(17,652)	(22,928)	(3,871)	(1,624)
	5,593	34,955	9,972	18,894	2,151	24,664	6,533	12,812
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$15,127	$14,503	$6,764	$1,299	$1,332	$2,527	$341	$399

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Large Company Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$43.61	$41.24	$36.79	$34.59	$31.16	$27.56
Income From Investment Operations
Net Investment Income (Loss)	0.40	(A)	0.80	(A)	0.71	(A)	0.60	0.61	0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.36)	2.33	4.41	2.28	3.31	3.57
Total From Investment Operations	(1.96)	3.13	5.12	2.88	3.92	4.04
Less Distributions
Net Investment Income	(0.42)	(0.76)	(0.67)	(0.68)	(0.49)	(0.44)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(0.42)	(0.76)	(0.67)	(0.68)	(0.49)	(0.44)
Net Asset Value, End of Period	$41.23	$43.61	$41.24	$36.79	$34.59	$31.16
Total Return	(4.47	)%(C)	7.66%	14.12%	8.41%	12.68%	14.90%
Net Assets, End of Period (thousands)	$3,627,662	$3,415,833	$2,868,811	$2,088,128	$1,440,869	$1,017,265
Ratio of Expenses to Average Net Assets (D)	0.15	%(B)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.15	%(B)	0.15%	0.19%	0.30%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.96	%(B)	1.85%	1.85%	1.78%	1.92%	1.66%

Enhanced U.S. Large Company Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.91	$10.95	$9.82	$9.35	$8.42	$7.41
Income From Investment Operations
Net Investment Income (Loss)	0.20	(A)	0.30	(A)	0.12	(A)	0.29	0.09	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.69)	0.45	1.19	0.37	0.94	1.02
Total From Investment Operations	(0.49)	0.75	1.31	0.66	1.03	1.12
Less Distributions
Net Investment Income	(0.21)	(0.36)	(0.18)	(0.19)	(0.10)	(0.11)
Net Realized Gains	(0.73)	(0.43)	—	—	—	—
Total Distributions	(0.94)	(0.79)	(0.18)	(0.19)	(0.10)	(0.11)
Net Asset Value, End of Period	$9.48	$10.91	$10.95	$9.82	$9.35	$8.42
Total Return	(4.74	)%(C)	7.13%	13.52%	7.08%	12.28%	15.39%
Net Assets, End of Period (thousands)	$289,388	$337,050	$347,216	$313,543	$221,744	$141,489
Ratio of Expenses to Average Net Assets (D)	0.25	%(B)	0.25%	0.26%	0.34%	0.37%	0.36%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.25	%(B)	0.25%	0.26%	0.34%	0.37%	0.36%
Ratio of Net Investment Income to Average Net Assets	4.17	%(B)	2.67%	1.19%	3.11%	0.95%	1.32%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio												U.S. Targeted Value Portfolio- Class R1 Shares
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		For the Period Jan. 31, 2008(a) to May 31, 2008
	(Unaudited)												(Unaudited)
Net Asset Value, Beginning of Period	$24.44		$25.40		$21.93		$19.37		$16.14		$13.63		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.33	(A)	0.38	(A)	0.30		0.16		0.20		0.03	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.07)		(0.43)		3.50		2.49		3.28		2.50		0.58
Total From Investment Operations	—		(0.10)		3.88		2.79		3.44		2.70		0.61
Less Distributions
Net Investment Income	(0.16)		(0.32)		(0.35)		(0.23)		(0.21)		(0.19)		(0.03)
Net Realized Gains	(1.04)		(0.54)		(0.06)		—		—		—		—
Total Distributions	(1.20)		(0.86)		(0.41)		(0.23)		(0.21)		(0.19)		(0.03)
Net Asset Value, End of Period	$23.24		$24.44		$25.40		$21.93		$19.37		$16.14		$10.58
Total Return	0.13	%(C)	(0.49)%		17.97%		14.49%		21.48%		20.10%		6.13	%(C)
Net Assets, End of Period (thousands)	$7,739,659		$7,535,552		$6,410,086		$4,046,083		$2,630,361		$1,709,428		$38,610
Ratio of Expenses to Average Net Assets	0.27	%(B)(D)	0.27	%(D)	0.28	%(D)	0.30	%(D)	0.32	%(D)	0.31	%(D)	0.50	%(B)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.27	%(B)(D)	0.27	%(D)	0.28	%(D)	0.30	%(D)	0.32	%(D)	0.31	%(D)	0.50	%(B)
Ratio of Net Investment Income to Average Net Assets	0.66	%(B)	1.28%		1.64%		1.48%		0.89%		1.46%		1.00	%(B)
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		6	%(C)

	U.S. Targeted Value Portfolio- Institutional Class Shares
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$15.89		$18.69		$17.33		$17.09		$15.14		$12.41
Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.20	(A)	0.21	(A)	0.32		0.86		0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.08)		(1.32)		2.84		1.59		2.88		4.12
Total From Investment Operations	(0.01)		(1.12)		3.05		1.91		3.74		4.17
Less Distributions
Net Investment Income	(0.07)		(0.20)		(0.25)		(0.23)		(0.90)		(0.09)
Net Realized Gains	(0.40)		(1.48)		(1.44)		(1.44)		(0.89)		(1.35)
Total Distributions	(0.47)		(1.68)		(1.69)		(1.67)		(1.79)		(1.44)
Net Asset Value, End of Period	$15.41		$15.89		$18.69		$17.33		$17.09		$15.14
Total Return	0.01	%(C)	(6.59)%		19.48%		12.17%		27.36%		38.43%
Net Assets, End of Period (thousands)	$883,359		$554,805		$215,338		$172,595		$159,325		$96,924
Ratio of Expenses to Average Net Assets	0.39	%(B)	0.41	%**	0.46	%(D)	0.47	%(D)	0.50	%(D)	0.47	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.39	%(B)	0.41	%**	0.46	%(D)	0.47	%(D)	0.48	%(D)	0.48	%(D)
Ratio of Net Investment Income to Average Net Assets	1.19	%(B)	1.12%		1.19%		1.91%		0.27%		0.41%
Portfolio Turnover Rate	6	%(C)	9	%(C)*	N/A		N/A		N/A		N/A

*  For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, the U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.

**  Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$26.49		$31.59		$28.74		$27.71		$23.26		$17.70
Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.30	(A)	0.28	(A)	0.29		0.30		0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.51)		(2.72)		5.06		2.66		5.73		7.21
Total From Investment Operations	(0.44)		(2.42)		5.34		2.95		6.03		7.29
Less Distributions
Net Investment Income	(0.12)		(0.28)		(0.23)		(0.26)		(0.38)		(0.07)
Net Realized Gains	(2.27)		(2.40)		(2.26)		(1.66)		(1.20)		(1.66)
Total Distributions	(2.39)		(2.68)		(2.49)		(1.92)		(1.58)		(1.73)
Net Asset Value, End of Period	$23.66		$26.49		$31.59		$28.74		$27.71		$23.26
Total Return	(1.56	)%(C)	(8.41)%		20.29%		11.32%		27.46%		45.92%
Net Assets, End of Period (thousands)	$8,209,109		$8,802,846		$8,738,278		$6,924,234		$5,795,166		$4,209,747
Ratio of Expenses to Average Net Assets	0.53	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.53	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.63	%(B)	0.98%		0.94%		1.04%		0.04%		0.46%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

U.S. Core Equity 1 Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005(a) to Nov. 30, 2005
(Unaudited)
Net Asset Value, Beginning of Period	$11.83	$11.50	$10.22	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.19	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.42)	0.35	1.28	0.19
Total From Investment Operations	(0.33)	0.54	1.45	0.22
Less Distributions
Net Investment Income	(0.05)	(0.18)	(0.17)	—
Net Realized Gains	—	(0.03)	—	—
Total Distributions	(0.05)	(0.21)	(0.17)	—
Net Asset Value, End of Period	$11.45	$11.83	$11.50	$10.22
Total Return	(2.76	)%(C)	4.68%	14.35%	2.20	%(C)
Net Assets, End of Period (thousands)	$1,547,613	$1,210,031	$652,270	$123,591
Ratio of Expenses to Average Net Assets	0.20	%(B)	0.20%	0.23%	0.23	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.20	%(B)	0.20%	0.23%	0.37	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.71	%(B)	1.53%	1.52%	1.85	%(B)(E)
Portfolio Turnover Rate	2	%(C)	10%	6%	0	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Core Equity 2 Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005(a) to Nov. 30, 2005
(Unaudited)
Net Asset Value, Beginning of Period	$11.77	$11.65	$10.24	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.19	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.41)	0.13	1.40	0.21
Total From Investment Operations	(0.32)	0.32	1.57	0.24
Less Distributions
Net Investment Income	(0.05)	(0.17)	(0.16)	—
Net Realized Gains	—	(0.03)	—	—
Total Distributions	(0.05)	(0.20)	(0.16)	—
Net Asset Value, End of Period	$11.40	$11.77	$11.65	$10.24
Total Return	(2.70	)%(C)	2.78%	15.50%	2.40	%(C)
Net Assets, End of Period (thousands)	$3,279,118	$2,939,420	$1,216,310	$182,078
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.26%	0.26	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23	%(B)	0.23%	0.26%	0.38	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.63	%(B)	1.55%	1.55%	1.92	%(B)(E)
Portfolio Turnover Rate	3	%(C)	7%	5%	0	%(C)

U.S. Vector Equity Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	For the Period Dec. 30, 2005(a) to Nov. 30, 2006
(Unaudited)
Net Asset Value, Beginning of Period	$11.38	$11.79	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.16	(A)	0.13	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.32)	(0.25)	1.73
Total From Investment Operations	(0.24)	(0.09)	1.86
Less Distributions
Net Investment Income	(0.08)	(0.14)	(0.07)
Net Realized Gains	—	(0.18)	—
Total Distributions	(0.08)	(0.32)	(0.07)
Net Asset Value, End of Period	$11.06	$11.38	$11.79
Total Return	(2.09	)%(C)	(0.87)%	18.65	%(C)
Net Assets, End of Period (thousands)	$1,115,237	$959,742	$403,312
Ratio of Expenses to Average Net Assets	0.33	%(B)	0.34%	0.36	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.33	%(B)	0.33%	0.39	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.51	%(B)	1.29%	1.24	%(B)(E)
Portfolio Turnover Rate	7	%(C)	14%	24	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	T.A. U.S. Core Equity 2 Portfolio
	Six Months Ended May 31, 2008		For the Period Oct. 4, 2007(a) to Nov. 30, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$9.40		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.28)		(0.62)
Total From Investment Operations	(0.21)		(0.60)
Less Distributions
Net Investment Income	(0.05)		—
Net Realized Gains	—		—
Tax Return of Capital	—		—
Total Distributions	(0.05)		—
Net Asset Value, End of Period	$9.14		$9.40
Total Return	(2.25	)%(C)	(6.00	)%(C)
Net Assets, End of Period (thousands)	$456,003		$106,507
Ratio of Expenses to Average Net Assets	0.29	%(B)	0.30	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.28	%(B)	0.60	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.63	%(B)	2.09	%(B)(E)
Portfolio Turnover Rate	5	%(C)	0	%(C)

	U.S. Small Cap Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$20.64		$22.46		$20.75		$19.13		$16.52		$11.97
Income From Investment Operations
Net Investment Income (Loss)	0.03	(A)	0.21	(A)	0.17	(A)	0.15		0.05		0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.54)		(0.66)		2.84		1.75		2.67		4.65
Total From Investment Operations	(0.51)		(0.45)		3.01		1.90		2.72		4.71
Less Distributions
Net Investment Income	(0.07)		(0.21)		(0.13)		(0.13)		(0.10)		(0.07)
Net Realized Gains	(1.18)		(1.16)		(1.17)		(0.15)		—		(0.09)
Tax Return of Capital	—		—		—		—		(0.01)		—
Total Distributions	(1.25)		(1.37)		(1.30)		(0.28)		(0.11)		(0.16)
Net Asset Value, End of Period	$18.88		$20.64		$22.46		$20.75		$19.13		$16.52
Total Return	(2.49	)%(C)	(2.17)%		15.49%		10.04%		16.59%		39.89%
Net Assets, End of Period (thousands)	$2,835,438		$3,285,093		$3,297,199		$2,641,670		$2,137,970		$1,134,027
Ratio of Expenses to Average Net Assets	0.38	%(B)(D)	0.38	%(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.38	%(B)(D)	0.38	%(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)
Ratio of Net Investment Income to Average Net Assets	0.38	%(B)	0.95%		0.82%		0.78%		0.22%		0.52%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Micro Cap Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$14.80		$16.83		$15.91		$15.06		$13.34		$9.07
Income From Investment Operations
Net Investment Income (Loss)	0.03	(A)	0.14	(A)	0.10	(A)	0.07		0.19		0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.70)		(0.69)		2.04		1.43		1.93		4.40
Total From Investment Operations	(0.67)		(0.55)		2.14		1.50		2.12		4.43
Less Distributions
Net Investment Income	(0.06)		(0.13)		(0.08)		(0.06)		(0.22)		(0.02)
Net Realized Gains	(1.26)		(1.35)		(1.14)		(0.59)		(0.18)		(0.14)
Total Distributions	(1.32)		(1.48)		(1.22)		(0.65)		(0.40)		(0.16)
Net Asset Value, End of Period	$12.81		$14.80		$16.83		$15.91		$15.06		$13.34
Total Return	(4.82	)%(C)	(3.63)%		14.52%		10.33%		16.34%		49.69%
Net Assets, End of Period (thousands)	$4,230,810		$4,700,371		$4,824,003		$3,949,511		$3,214,520		$2,622,847
Ratio of Expenses to Average Net Assets	0.53	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.40	%(B)	0.89%		0.64%		0.48%		0.06%		0.25%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

DFA Real Estate Securities Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$27.20	$33.80	$25.75	$23.02	$18.80	$14.91
Income From Investment Operations
Net Investment Income (Loss)	0.32	(A)	0.62	(A)	0.64	(A)	0.82	0.62	0.64
Net Gains (Losses) on Securities (Realized and Unrealized)	0.08	(5.64)	8.84	3.33	4.47	4.08
Total From Investment Operations	0.40	(5.02)	9.48	4.15	5.09	4.72
Less Distributions
Net Investment Income	(0.13)	(0.70)	(1.02)	(0.86)	(0.71)	(0.75)
Net Realized Gains	(2.10)	(0.88)	(0.41)	(0.56)	(0.16)	(0.08)
Total Distributions	(2.23)	(1.58)	(1.43)	(1.42)	(0.87)	(0.83)
Net Asset Value, End of Period	$25.37	$27.20	$33.80	$25.75	$23.02	$18.80
Total Return	2.19	%(C)	(15.45)%	38.23%	18.81%	29.44%	33.48%
Net Assets, End of Period (thousands)	$2,742,852	$2,671,457	$2,837,026	$1,836,650	$1,308,898	$783,405
Ratio of Expenses to Average Net Assets	0.33	%(B)	0.33%	0.33%	0.37%	0.39%	0.41%
Ratio of Net Investment Income to Average Net Assets	2.66	%(B)	1.99%	2.25%	3.11%	3.61%	4.19%
Portfolio Turnover Rate	8	%(C)	17%	10%	3%	6%	2%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Large Cap International Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$27.18	$23.60	$19.00	$17.31	$14.65	$12.10
Income From Investment Operations
Net Investment Income (Loss)	0.48	(A)	0.68	(A)	0.55	(A)	0.44	0.31	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.41)	3.57	4.68	1.72	2.86	2.51
Total From Investment Operations	(0.93)	4.25	5.23	2.16	3.17	2.76
Less Distributions
Net Investment Income	(0.09)	(0.67)	(0.63)	(0.47)	(0.51)	(0.21)
Net Realized Gains	(0.35)	—	—	—	—	—
Total Distributions	(0.44)	(0.67)	(0.63)	(0.47)	(0.51)	(0.21)
Net Asset Value, End of Period	$25.81	$27.18	$23.60	$19.00	$17.31	$14.65
Total Return	(3.38	)%(C)	18.18%	28.00%	12.73%	22.09%	23.32%
Net Assets, End of Period (thousands)	$2,135,140	$2,224,180	$1,673,239	$1,125,455	$844,883	$504,123
Ratio of Expenses to Average Net Assets	0.29	%(B)	0.29%	0.29%	0.37%	0.41%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.29	%(B)	0.29%	0.29%	0.37%	0.41%	0.43%
Ratio of Net Investment Income to Average Net Assets	3.83	%(B)	2.62%	2.56%	2.41%	2.07%	2.10%
Portfolio Turnover Rate	6	%(C)	5%	4%	4%	1%	1%

International Core Equity Portfolio	T.A World ex U.S. Core Equity Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005(a) to Nov. 30, 2005	For the Period March 6, 2008(a) to May 31, 2008
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$14.35	$12.82	$10.07	$10.00	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.28	(A)	0.35	(A)	0.28	(A)	0.04	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.87)	1.54	2.71	0.03	0.74
Total From Investment Operations	(0.59)	1.89	2.99	0.07	0.76
Less Distributions
Net Investment Income	(0.04)	(0.32)	(0.24)	—	—
Net Realized Gains	(0.15)	(0.04)	—	—	—
Total Distributions	(0.19)	(0.36)	(0.24)	—	—
Net Asset Value, End of Period	$13.57	$14.35	$12.82	$10.07	$10.76
Total Return	(4.08	)%(C)	14.83%	30.06%	0.70	%(C)	7.60	%(C)
Net Assets, End of Period (thousands)	$2,867,689	$2,342,187	$851,077	$121,249	$60,889
Ratio of Expenses to Average Net Assets	0.40	%(B)	0.41%	0.48%	0.49	%(B)(E)	0.60	%(B)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.40	%(B)	0.41%	0.46%	0.90	%(B)(E)	1.08	%(B)(D)(E)
Ratio of Net Investment Income to Average Net Assets	4.24	%(B)	2.49%	2.35%	1.89	%(B)(E)	0.77	%(B)(E)
Portfolio Turnover Rate	2	%(C)	4%	2%	0	%(C)	0	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

International Small Company Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$20.80	$19.43	$16.19	$14.12	$11.00	$7.41
Income From Investment Operations
Net Investment Income (Loss)	0.29	(A)	0.43	(A)	0.36	(A)	0.31	(A)	0.22	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.13)	2.07	4.02	2.38	3.24	3.57
Total From Investment Operations	(0.84)	2.50	4.38	2.69	3.46	3.73
Less Distributions
Net Investment Income	(0.13)	(0.46)	(0.36)	(0.29)	(0.34)	(0.14)
Net Realized Gains	(1.17)	(0.67)	(0.78)	(0.33)	—	—
Total Distributions	(1.30)	(1.13)	(1.14)	(0.62)	(0.34)	(0.14)
Net Asset Value, End of Period	$18.66	$20.80	$19.43	$16.19	$14.12	$11.00
Total Return	(3.88	)%(C)	13.29%	28.51%	19.74%	32.10%	51.28%
Net Assets, End of Period (thousands)	$5,566,028	$5,597,209	$4,546,071	$2,725,231	$1,658,184	$909,887
Ratio of Expenses to Average Net Assets (D)	0.55	%(B)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.55	%(B)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Net Investment Income to Average Net Assets	3.19	%(B)	2.03%	2.04%	2.05%	1.82%	1.97%

Japanese Small Company Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$16.75	$17.23	$17.97	$13.99	$10.80	$7.49
Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.27	(A)	0.22	(A)	0.16	(A)	0.22	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.84)	(0.52)	(0.73)	4.00	3.16	3.35
Total From Investment Operations	(0.65)	(0.25)	(0.51)	4.16	3.38	3.40
Less Distributions
Net Investment Income	(0.13)	(0.23)	(0.23)	(0.18)	(0.19)	(0.09)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(0.13)	(0.23)	(0.23)	(0.18)	(0.19)	(0.09)
Net Asset Value, End of Period	$15.97	$16.75	$17.23	$17.97	$13.99	$10.80
Total Return	(3.88	)%(C)	(1.51)%	(2.94)%	30.13%	31.79%	46.01%
Net Assets, End of Period (thousands)	$200,188	$199,080	$168,957	$169,995	$65,879	$22,713
Ratio of Expenses to Average Net Assets (D)	0.56	%(B)	0.56%	0.61%	0.68%	0.73%	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.56	%(B)	0.56%	0.58%	0.68%	0.79%	0.85%
Ratio of Net Investment Income to Average Net Assets	2.44	%(B)	1.51%	1.19%	1.03%	1.01%	1.18%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Asia Pacific Small Company Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$28.73	$20.26	$15.28	$14.54	$12.10	$7.92
Income From Investment Operations
Net Investment Income (Loss)	0.44	(A)	0.79	(A)	0.64	(A)	0.70	0.50	(0.13)
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.42)	8.43	4.92	0.54	2.58	4.69
Total From Investment Operations	(0.98)	9.22	5.56	1.24	3.08	4.56
Less Distributions
Net Investment Income	(0.46)	(0.75)	(0.58)	(0.50)	(0.64)	(0.38)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(0.46)	(0.75)	(0.58)	(0.50)	(0.64)	(0.38)
Net Asset Value, End of Period	$27.29	$28.73	$20.26	$15.28	$14.54	$12.10
Total Return	(3.33	)%(C)	46.55%	37.52%	8.81%	26.73%	60.57%
Net Assets, End of Period (thousands)	$147,518	$146,307	$71,537	$38,927	$26,735	$20,378
Ratio of Expenses to Average Net Assets(D)	0.62	%(B)	0.62%	0.64%	0.74%	0.80%	0.78%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.58	%(B)	0.59%	0.64%	0.86%	0.96%	0.88%
Ratio of Net Investment Income to Average Net Assets	3.41	%(B)	3.13%	3.68%	3.89%	3.29%	2.87%

United Kingdom Small Company Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$31.29	$32.97	$24.65	$23.47	$19.26	$14.24
Income From Investment Operations
Net Investment Income (Loss)	0.45	(A)	0.78	(A)	0.61	(A)	0.64	(A)	0.48	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.28)	(0.08)	9.61	2.15	4.87	5.26
Total From Investment Operations	(2.83)	0.70	10.22	2.79	5.35	5.88
Less Distributions
Net Investment Income	(0.27)	(1.03)	(0.68)	(0.59)	(1.14)	(0.54)
Net Realized Gains	(1.22)	(1.35)	(1.22)	(1.02)	—	(0.32)
Total Distributions	(1.49)	(2.38)	(1.90)	(1.61)	(1.14)	(0.86)
Net Asset Value, End of Period	$26.97	$31.29	$32.97	$24.65	$23.47	$19.26
Total Return	(9.10	)%(C)	1.94%	44.15%	12.35%	29.05%	44.01%
Net Assets, End of Period (thousands)	$46,499	$37,139	$31,808	$20,578	$15,816	$12,209
Ratio of Expenses to Average Net Assets(D)	0.59	%(B)	0.59%	0.60%	0.70%	0.74%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.62	%(B)	0.62%	0.67%	0.89%	1.04%	0.96%
Ratio of Net Investment Income to Average Net Assets	3.34	%(B)	2.28%	2.20%	2.70%	2.21%	2.83%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

   DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Continental Small Company Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$22.95		$20.47		$15.78		$14.12		$12.60		$8.93
Income From Investment Operations
Net Investment Income (Loss)	0.40	(A)	0.40	(A)	0.31	(A)	0.21		0.17		0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.84)		3.00		6.28		2.28		3.64		3.83
Total From Investment Operations	(0.44)		3.40		6.59		2.49		3.81		4.32
Less Distributions
Net Investment Income	(0.01)		(0.38)		(0.34)		(0.30)		(0.50)		(0.22)
Net Realized Gains	(0.96)		(0.54)		(1.56)		(0.53)		(1.79)		(0.43)
Total Distributions	(0.97)		(0.92)		(1.90)		(0.83)		(2.29)		(0.65)
Net Asset Value, End of Period	$21.54		$22.95		$20.47		$15.78		$14.12		$12.60
Total Return	(1.73	)%(C)	16.99%		46.33%		18.42%		35.91%		52.10%
Net Assets, End of Period (thousands)	$190,110		$170,909		$90,261		$52,061		$33,839		$24,376
Ratio of Expenses to Average Net Assets	0.59	%(B)(D)	0.61	%(D)	0.62	%(D)	0.71	%(D)	0.73	%(D)	0.77	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.57	%(B)(D)	0.57	%(D)	0.61	%(D)	0.78	%(D)	0.87	%(D)	0.88	%(D)
Ratio of Net Investment Income to Average Net Assets	3.95	%(B)	1.70%		1.78%		1.77%		1.56%		2.07%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

	DFA International Real Estate Securities Portfolio
	Six Months Ended May 31, 2008		For the Period March 1, 2007(a) to Nov. 30, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$9.35		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.21	(A)	0.23	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.31)		(0.76)
Total From Investment Operations	(1.10)		(0.53)
Less Distributions
Net Investment Income	(0.34)		(0.12)
Net Realized Gains	—		—
Total Distributions	(0.34)		(0.12)
Net Asset Value, End of Period	$7.91		$9.35
Total Return	(11.94	)%(C)	(5.38	)%(C)
Net Assets, End of Period (thousands)	$548,193		$336,840
Ratio of Expenses to Average Net Assets	0.42	%(B)	0.48	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.42	%(B)	0.48	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	4.99	%(B)	3.50	%(B)(E)
Portfolio Turnover Rate	0	%(C)	2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA International Small Cap Value Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$22.05	$21.71	$17.57	$15.16	$11.52	$7.42
Income From Investment Operations
Net Investment Income (Loss)	0.36	(A)	0.46	(A)	0.36	(A)	0.40	(A)	0.23	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.09)	1.66	4.95	2.77	3.85	4.09
Total From Investment Operations	(0.73)	2.12	5.31	3.17	4.08	4.25
Less Distributions
Net Investment Income	(0.20)	(0.53)	(0.38)	(0.36)	(0.35)	(0.15)
Net Realized Gains	(1.57)	(1.25)	(0.79)	(0.40)	(0.09)	—
Total Distributions	(1.77)	(1.78)	(1.17)	(0.76)	(0.44)	(0.15)
Net Asset Value, End of Period	$19.55	$22.05	$21.71	$17.57	$15.16	$11.52
Total Return	(3.00	)%(C)	10.25%	31.73%	21.75%	36.34%	58.44%
Net Assets, End of Period (thousands)	$8,573,831	$8,180,859	$6,733,067	$4,128,428	$2,215,523	$1,095,697
Ratio of Expenses to Average Net Assets	0.69	%(B)	0.69%	0.70%	0.75%	0.78%	0.81%
Ratio of Net Investment Income to Average Net Assets	3.79	%(B)	2.03%	1.85%	2.44%	1.63%	1.75%
Portfolio Turnover Rate	8	%(C)	18%	14%	13%	10%	10%

	Emerging Markets Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$35.23		$25.40		$19.89		$15.61		$11.87		$8.65
Income From Investment Operations
Net Investment Income (Loss)	0.35	(A)	0.64	(A)	0.48	(A)	0.58	(A)	0.27		0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.15)		9.88		5.61		4.13		3.80		3.18
Total From Investment Operations	(0.80)		10.52		6.09		4.71		4.07		3.34
Less Distributions
Net Investment Income	(0.21)		(0.53)		(0.58)		(0.43)		(0.33)		(0.12)
Net Realized Gains	(1.34)		(0.16)		—		—		—		—
Total Distributions	(1.55)		(0.69)		(0.58)		(0.43)		(0.33)		(0.12)
Net Asset Value, End of Period	$32.88		$35.23		$25.40		$19.89		$15.61		$11.87
Total Return	(2.17	)%(C)	42.08%		31.31%		30.65%		34.95%		39.13%
Net Assets, End of Period (thousands)	$3,044,255		$3,388,442		$2,344,990		$1,805,186		$1,131,778		$594,076
Ratio of Expenses to Average Net Assets	0.59	%(B)(D)	0.60	%(D)	0.61	%(D)	0.69	%(D)	0.74	%(D)	0.78	%(D)
Ratio of Net Investment Income to Average Net Assets	2.19	%(B)	2.12%		2.13%		3.28%		2.20%		1.79%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Emerging Markets Small Cap Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$23.74		$17.96		$13.37		$11.44		$8.74		$5.89
Income From Investment Operations
Net Investment Income (Loss)	0.24	(A)	0.31	(A)	0.30	(A)	0.27	(A)	0.11		0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.06)		6.86		4.86		2.37		2.85		2.88
Total From Investment Operations	(1.82)		7.17		5.16		2.64		2.96		2.98
Less Distributions
Net Investment Income	(0.09)		(0.26)		(0.26)		(0.22)		(0.19)		(0.07)
Net Realized Gains	(1.49)		(1.13)		(0.31)		(0.49)		(0.07)		(0.06)
Total Distributions	(1.58)		(1.39)		(0.57)		(0.71)		(0.26)		(0.13)
Net Asset Value, End of Period	$20.34		$23.74		$17.96		$13.37		$11.44		$8.74
Total Return	(8.03	)%(C)	42.58%		39.95%		24.27%		34.55%		51.84%
Net Assets, End of Period (thousands)	$1,271,135		$1,458,152		$838,948		$482,378		$190,028		$84,353
Ratio of Expenses to Average Net Assets	0.76	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)	1.12	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.76	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)	1.12	%(D)
Ratio of Net Investment Income to Average Net Assets	2.31	%(B)	1.48%		1.92%		2.21%		1.41%		1.81%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

Emerging Markets Core Equity Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	For the Period April 5, 2005(a) to Nov. 30, 2005
(Unaudited)
Net Asset Value, Beginning of Period	$21.20	$15.13	$11.54	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.22	(A)	0.35	(A)	0.27	(A)	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.90)	6.10	3.54	1.51
Total From Investment Operations	(0.68)	6.45	3.81	1.61
Less Distributions
Net Investment Income	(0.06)	(0.32)	(0.22)	(0.07)
Net Realized Gains	(0.08)	(0.06)	—	—
Total Distributions	(0.14)	(0.38)	(0.22)	(0.07)
Net Asset Value, End of Period	$20.38	$21.20	$15.13	$11.54
Total Return	(3.19	)%(C)	43.20%	33.39%	16.12	%(C)
Net Assets, End of Period (thousands)	$2,022,181	$1,829,466	$822,136	$218,563
Ratio of Expenses to Average Net Assets	0.64	%(B)	0.65%	0.74%	1.00	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.64	%(B)	0.65%	0.72%	1.09	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.26	%(B)	1.87%	2.02%	1.79	%(B)(E)
Portfolio Turnover Rate	1	%(C)	2%	6%	2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$10.21		$10.20		$10.14		$10.20	$10.30	$10.39
Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.51	(A)	0.40	(A)	0.28	0.25	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.02)		0.01		0.06		(0.05)	(0.10)	0.03
Total From Investment Operations	0.17		0.52		0.46		0.23	0.15	0.19
Less Distributions
Net Investment Income	(0.20)		(0.51)		(0.40)		(0.29)	(0.25)	(0.16)
Net Realized Gains	—		—		—		—	—	(0.12)
Total Distributions	(0.20)		(0.51)		(0.40)		(0.29)	(0.25)	(0.28)
Net Asset Value, End of Period	$10.18		$10.21		$10.20		$10.14	$10.20	$10.30
Total Return	1.65	%(C)	5.20%		4.58%		2.24%	1.08%	1.85%
Net Assets, End of Period (thousands)	$3,502,986		$3,229,577		$2,418,551		$1,953,884	$1,738,574	$1,454,736
Ratio of Expenses to Average Net Assets (D)	0.17	%(B)	0.18%		0.18%		0.19%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.78	%(B)	4.96%		3.89%		2.78%	1.40%	1.45%

	DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$10.39		$10.17		$9.88		$9.92	$10.08	$10.19
Income From Investment Operations
Net Investment Income (Loss)	0.16	(A)	0.27	(A)	0.07	(A)	0.31	0.25	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01		0.24		0.36		(0.14)	(0.14)	0.01
Total From Investment Operations	0.17		0.51		0.43		0.17	0.11	0.23
Less Distributions
Net Investment Income	(0.17)		(0.29)		(0.14)		(0.21)	(0.27)	(0.34)
Net Realized Gains	—		—		—		—	—	—
Total Distributions	(0.17)		(0.29)		(0.14)		(0.21)	(0.27)	(0.34)
Net Asset Value, End of Period	$10.39		$10.39		$10.17		$9.88	$9.92	$10.08
Total Return	1.70	%(C)	5.06%		4.41%		1.77%	1.08%	2.26%
Net Assets, End of Period (thousands)	$3,218,358		$3,097,898		$2,423,622		$1,992,869	$1,674,972	$1,195,072
Ratio of Expenses to Average Net Assets (D)	0.18	%(B)	0.18%		0.19%		0.21%	0.23%	0.25%
Ratio of Net Investment Income to Average Net Assets	3.13	%(B)	2.59%		0.72%		3.25%	1.35%	1.68%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Government Portfolio
For the Period Jan. 9, 2008(a) to May 31, 2008	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$10.00	$10.44	$10.43	$10.41	$10.64	$11.11	$11.05
Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.16	(A)	0.50	(A)	0.46	(A)	0.35	0.33	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	0.12	(0.25)	0.01	(0.02)	(0.24)	(0.01)	0.10
Total From Investment Operations	0.24	(0.09)	0.51	0.44	0.11	0.32	0.44
Less Distributions
Net Investment Income	(0.03)	(0.21)	(0.50)	(0.42)	(0.34)	(0.41)	(0.38)
Net Realized Gains	—	—	—	—	—	(0.38)	—
Total Distributions	(0.03)	(0.21)	(0.50)	(0.42)	(0.34)	(0.79)	(0.38)
Net Asset Value, End of Period	$10.21	$10.14	$10.44	$10.43	$10.41	$10.64	$11.11
Total Return	2.36	%(C)	(0.94	)%(C)	4.98%	4.36%	1.02%	3.02%	4.02%
Net Assets, End of Period (thousands)	$205,690	$1,191,710	$1,216,609	$932,121	$748,847	$542,634	$402,992
Ratio of Expenses to Average Net Assets	0.25	%(B)(E)	0.23	%(B)	0.23%	0.23%	0.25%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.28	%(B)(E)	0.23	%(B)	0.23%	0.23%	0.25%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	3.86	%(B)(E)	2.99	%(B)	4.81%	4.45%	3.47%	3.21%	3.20%
Portfolio Turnover Rate	0	%(C)	0	%(C)	0%	86%	36%	45%	149%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Five-Year Global Fixed Income Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.84	$10.53	$10.48	$10.50	$10.92	$10.93
Income From Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.32	(A)	0.28	(A)	0.34	(A)	0.26	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.10)	0.20	0.12	(0.11)	0.06	0.15
Total From Investment Operations	0.05	0.52	0.40	0.23	0.32	0.48
Less Distributions
Net Investment Income	(0.18)	(0.21)	(0.33)	(0.25)	(0.32)	(0.39)
Net Realized Gains	—	—	—	—	(0.42)	(0.10)
Tax Return of Capital	—	—	(0.02)	—	—	—
Total Distributions	(0.18)	(0.21)	(0.35)	(0.25)	(0.74)	(0.49)
Net Asset Value, End of Period	$10.71	$10.84	$10.53	$10.48	$10.50	$10.92
Total Return	0.47	%(C)	5.00%	3.89%	2.15%	3.04%	4.45%
Net Assets, End of Period (thousands)	$3,585,080	$3,484,919	$2,387,784	$1,699,793	$1,205,578	$969,439
Ratio of Expenses to Average Net Assets	0.28	%(B)	0.28%	0.29%	0.33%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.74	%(B)	3.01%	2.72%	3.22%	3.12%	3.23%
Portfolio Turnover Rate	7	%(C)	108%	92%	69%	90%	103%

DFA Intermediate Government Fixed Income Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$11.86	$11.48	$11.45	$11.79	$12.14	$12.39
Income From Investment Operations
Net Investment Income (Loss)	0.26	(A)	0.54	(A)	0.53	(A)	0.52	0.55	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.06)	0.35	0.05	(0.29)	(0.05)	(0.02)
Total From Investment Operations	0.20	0.89	0.58	0.23	0.50	0.60
Less Distributions
Net Investment Income	(0.26)	(0.51)	(0.49)	(0.53)	(0.56)	(0.65)
Net Realized Gains	—	—	(0.06)	(0.04)	(0.29)	(0.20)
Tax Return of Capital	—	—	—	—	—	—
Total Distributions	(0.26)	(0.51)	(0.55)	(0.57)	(0.85)	(0.85)
Net Asset Value, End of Period	$11.80	$11.86	$11.48	$11.45	$11.79	$12.14
Total Return	1.72	%(C)	8.06%	5.31%	1.87%	4.21%	4.86%
Net Assets, End of Period (thousands)	$1,373,718	$1,314,853	$871,392	$463,538	$373,108	$316,234
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.13%	0.14%	0.15%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	4.43	%(B)	4.72%	4.72%	4.61%	4.72%	4.91%
Portfolio Turnover Rate	5	%(C)	0%	3%	16%	6%	23%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		For the Period Sept. 18, 2006(a) to Nov. 30, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$10.80		$10.19		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.35	(A)	0.45	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	—		0.50		0.17
Total From Investment Operations	0.35		0.95		0.19
Less Distributions
Net Investment Income	(0.17)		(0.34)		—
Net Realized Gains	—		—		—
Total Distributions	(0.17)		(0.34)		—
Net Asset Value, End of Period	$10.98		$10.80		$10.19
Total Return	3.28	%(C)	9.59%		1.90	%(C)
Net Assets, End of Period (thousands)	$353,970		$240,403		$34,299
Ratio of Expenses to Average Net Assets	0.15	%(B)	0.20%		0.20	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.13	%(B)	0.21%		0.60	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	6.39	%(B)	4.58%		0.94	%(B)(E)
Portfolio Turnover Rate	2	%(C)	0%		0	%(C)

DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended May 31, 2008	For the Period April 2, 2007(a) to Nov. 30, 2007
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$10.05	$10.02	$9.99	$10.09	$10.13	$9.97	$10.07	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.11	(A)	0.31	(A)	0.28	(A)	0.22	0.17	0.16	0.12	(A)	0.20	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02	0.02	0.02	(0.11)	(0.04)	0.15	0.01	0.02
Total From Investment Operations	0.13	0.33	0.30	0.11	0.13	0.31	0.13	0.22
Less Distributions
Net Investment Income	(0.12)	(0.30)	(0.27)	(0.21)	(0.17)	(0.15)	(0.13)	(0.15)
Net Realized Gains	—	—	—	—	—	—	—	—
Total Distributions	(0.12)	(0.30)	(0.27)	(0.21)	(0.17)	(0.15)	(0.13)	(0.15)
Net Asset Value, End of Period	$10.06	$10.05	$10.02	$9.99	$10.09	$10.13	$10.07	$10.07
Total Return	1.30	%(C)	3.38%	3.01%	1.11%	1.27%	3.17%	1.28	%(C)	2.23	%(C)
Net Assets, End of Period (thousands)	$970,558	$948,426	$697,942	$511,543	$381,709	$213,389	$194,878	$128,983
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.23%	0.26%	0.30%	0.30%	0.30%	0.28	%(B)	0.30	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.22	%(B)	0.23%	0.24%	0.29%	0.33%	0.34%	0.26	%(B)	0.33	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.13	%(B)	3.07%	2.77%	2.22%	1.73%	1.60%	2.33	%(B)	3.22	%(B)(E)
Portfolio Turnover Rate	0	%(C)	0%	0%	2%	6%	0%	8	%(C)	7	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-three operational portfolios, of which thirty-four (the "Portfolios") are included in this report and the remaining nineteen are presented in separate reports.

Of the Portfolios, sixteen (the "Feeder Funds") invest in a series of The DFA Investment Trust Company, with the exception of the T.A. World ex U.S. Core Equity Portfolio which invests in portfolios of the DFA Investment Dimensions Group Inc., (the "Master Funds"):

Feeder Funds	Master Funds	Percentage Ownership at 05/31/08
U.S. Large Company Portfolio	The U.S. Large Company Series	77%

Enhanced U.S. Large Company Portfolio	The Enhanced U.S. Large Company Series	100%

U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	76%

U.S. Small Cap Value Portfolio	The U.S. Small Cap Value Series	100%

U.S. Small Cap Portfolio	The U.S. Small Cap Series	93%

U.S. Micro Cap Portfolio	The U.S. Micro Cap Series	100%

T.A. World ex U.S. Core Equity Portfolio*	International Core Equity Portfolio	1%

	Emerging Markets Core Equity Portfolio	—

International Small Company Portfolio	The Japanese Small Company Series	83%

	The Asia Pacific Small Company Series	84%

	The United Kingdom Small Company Series	93%

	The Continental Small Company Series	89%

	The Canadian Small Company Series	96%

Japanese Small Company Portfolio	The Japanese Small Company Series	14%

Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	14%

United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	4%

Continental Small Company Portfolio	The Continental Small Company Series	8%

Emerging Markets Portfolio	The Emerging Markets Series	92%

Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	97%

DFA One-Year Fixed Income Portfolio	The DFA One-Year Fixed Income Series	99%

DFA Two-Year Global Fixed Income Portfolio	The DFA Two-Year Global Fixed Income Series.	95%

Each Feeder Fund invests primarily in a corresponding Master Fund, with the exception of the International Small Company Portfolio, which invests in the five Master Funds indicated. The International Small Company Portfolio also invests in short-term temporary cash investments.

*  T.A. World ex U.S. Core Equity Portfolio invests in the two Master Funds indicated and securities listed on the Summary Schedule of Investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Effective October 10, 2007, the Fund established two new classes of shares of each Portfolio of the Fund (except the U.S. Small Cap Value Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Micro Cap Portfolio, T.A. World ex U.S. Core Equity Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Small Cap Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Municipal

Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio) contained in this report, which new classes are designated as Class R1 shares and Class R2 shares. Class R1 and Class R2 Shares of each Portfolio have 25,000,000 authorized shares. In conjunction with the creation of these two additional classes of shares, the original class of shares of each Portfolio of the Fund contained in this report was renamed the "Institutional Class shares" effective October 10, 2007. The designation of the original class of shares as "Institutional Class shares" did not change the fees, expenses, rights or preferences of the shares. On January 31, 2008, Class R1 Shares of U.S. Targeted Value Portfolio commenced operations. The Class R1 Shares and Class R2 Shares of the other Portfolios had not commenced operations as of May 31, 2008.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values, or for U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio, their investments reflect each of their proportionate interest in the net assets of their corresponding Master Funds.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
U.S. Large Company Portfolio	$3,627,977	—	—	$3,627,977	—	—	—	—
Enhanced U.S. Large Company Portfolio	289,404	—	—	289,404	—	—	—	—
U.S. Large Cap Value Portfolio	7,740,717	—	—	7,740,717	—	—	—	—
U.S. Targeted Value Portfolio	922,362	$91,733	—	1,014,095	—	—	—	—
U.S. Small Cap Value Portfolio	8,211,362	—	—	8,211,362	—	—	—	—
U.S. Core Equity 1 Portfolio	1,550,715	212,118	—	1,762,833	—	—	—	—
U.S. Core Equity 2 Portfolio	3,295,455	491,666	—	3,787,121	—	—	—	—
U.S. Vector Equity Portfolio	1,117,973	158,851	—	1,276,824	—	—	—	—
T.A. U.S. Core Equity 2 Portfolio	456,173	28,332	—	484,505	—	—	—	—

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
U.S. Small Cap Portfolio	$2,836,188	—	—	$2,836,188	—	—	—	—
U.S. Micro Cap Portfolio	4,232,282	—	—	4,232,282	—	—	—	—
DFA Real Estate Securities Portfolio	2,734,549	$551,200	—	3,285,749	—	—	—	—
Large Cap International Portfolio	383,178	2,018,398	—	2,401,576	—	—	—	—
International Core Equity Portfolio	766,494	2,584,475	—	3,350,969	—	—	—	—
T.A. World ex U.S. Core Equity Portfolio	51,611	10,394	—	62,005	—	—	—	—
International Small Company Portfolio	5,562,760	3,565	—	5,566,325	—	—	—	—
Japanese Small Company Portfolio	200,253	—	—	200,253	—	—	—	—
Asia Pacific Small Company Portfolio	147,559	—	—	147,559	—	—	—	—
United Kingdom Small Company Portfolio	46,506	—	—	46,506	—	—	—	—
Continental Small Company Portfolio	190,167	—	—	190,167	—	—	—	—
DFA International Real Estate Securities Portfolio	34,798	598,632	—	633,430	—	—	—	—
DFA International Small Cap Value Portfolio	758,332	9,574,514	—	10,332,846	—	—	—	—
Emerging Markets Portfolio	3,045,292	—	—	3,045,292	—	—	—	—
Emerging Markets Small Cap Portfolio	1,271,633	—	—	1,271,633	—	—	—	—
Emerging Markets Core Equity Portfolio	758,633	1,488,851	—	2,247,484	—	—	—	—
DFA One-Year Fixed Income Portfolio	3,503,275	—	—	3,503,275	—	—	—	—
DFA Two-Year Global Fixed Income Portfolio	3,218,622	—	—	3,218,622	—	—	—	—
DFA Selectively Hedged Global Fixed Income Portfolio	—	201,906	—	201,906	—	$10	—	$10
DFA Five-Year Government Portfolio	—	1,179,564	—	1,179,564	—	—	—	—
DFA Five-Year Global Fixed Income Portfolio	—	3,505,012	—	3,505,012	—	6,161	—	6,161
DFA Intermediate Government Fixed Income Portfolio	—	1,355,761	—	1,355,761	—	—	—	—
DFA Inflation-Protected Securities Portfolio	—	350,511	—	350,511	—	—	—	—
DFA Short-Term Municipal Bond Portfolio	17,325	959,807	—	977,132	—	—	—	—
DFA California Short-Term Municipal Bond Portfolio	4,815	186,655	—	191,470	—	—	—	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, the DFA Selectively Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. DFA Selectively Hedged Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates. The DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged.

The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the DFA Selectively Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios, the DFA Selectively Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Core Equity Portfolio's investments in Thailand and the investments in Thailand held by the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Core Equity Portfolio and the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor and Administrator:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

For the six months ended May 31, 2008, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Targeted Value Portfolio	0.10%

U.S. Core Equity 1 Portfolio	0.17%

U.S. Core Equity 2 Portfolio	0.20%

U.S. Vector Equity Portfolio	0.30%

T.A. U.S. Core Equity 2 Portfolio	0.22%

DFA Real Estate Securities Portfolio	0.30%

Large Cap International Portfolio	0.25%

International Core Equity Portfolio	0.35%

T.A. World ex U.S. Core Equity Portfolio	0.40%

DFA International Real Estate Securities Portfolio	0.35%

DFA International Small Cap Value Portfolio	0.65%

Emerging Markets Core Equity Portfolio	0.55%

DFA Selectively Hedged Global Fixed Income Portfolio	0.15%

DFA Five-Year Government Portfolio	0.20%

DFA Five-Year Global Fixed Income Portfolio	0.25%

DFA Intermediate Government Fixed Income Portfolio	0.10%

DFA Inflation-Protected Securities Portfolio	0.10%

DFA Short-Term Municipal Bond Portfolio	0.20%

DFA California Short-Term Municipal Bond Portfolio	0.20%

For the six months ended May 31, 2008, the Feeder Funds' and the U.S. Targeted Value Portfolio administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Company Portfolio	0.095%

Enhanced U.S. Large Company Portfolio	0.15%

U.S. Large Cap Value Portfolio	0.15%

U.S. Targeted Value Portfolio	0.25%

U.S. Small Cap Value Portfolio	0.30%

U.S. Small Cap Portfolio	0.32%

U.S. Micro Cap Portfolio	0.40%

International Small Company Portfolio	0.40%

Japanese Small Company Portfolio	0.40%

Asia Pacific Small Company Portfolio	0.40%

United Kingdom Small Company Portfolio	0.40%

Continental Small Company Portfolio	0.40%

Emerging Markets Portfolio	0.40%

Emerging Markets Small Cap Portfolio	0.45%

DFA One-Year Fixed Income Portfolio	0.10%

DFA Two-Year Global Fixed Income Portfolio	0.10%

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through April 1, 2009, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended May 31, 2008, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.15%	$29	$2,455
U.S. Targeted Value Portfolio (1)	0.50%	—	—
U.S. Core Equity 1 Portfolio (2)	0.23%	—	—
U.S. Core Equity 2 Portfolio (2)	0.26%	—	—
U.S. Vector Equity Portfolio (2)	0.36%	—	—
T.A. U.S. Core Equity 2 Portfolio (2)	0.30%	24	—
International Core Equity Portfolio (2)	0.49%	—	—
T.A. World ex U.S. Core Equity Portfolio (3)	0.60%	—	34
International Small Company Portfolio (4)	0.45%	—	—
Japanese Small Company Portfolio (4)	0.47%	—	—
Asia Pacific Small Company Portfolio (4)	0.47%	22	27
United Kingdom Small Company Portfolio (4)	0.47%	—	49
Continental Small Company Portfolio (4)	0.47%	12	—
DFA International Real Estate Securities Portfolio (5)	0.65%	—	—
Emerging Markets Core Equity Portfolio (5)	0.85%	—	—
DFA Selectively Hedged Global Fixed Income Portfolio (5)	0.25%	—	6
DFA Inflation-Protected Securities Portfolio (5)	0.20%	31	—
DFA Short-Term Municipal Bond Portfolio (6)	0.30%	—	—
DFA California Short-Term Municipal Bond Portfolio (5)	0.30%	16	—
Class R1 Shares
U.S. Targeted Value Portfolio (7)	0.62%	—	—

(1) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses (including, for U.S. Large Company Portfolio, the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(3) The Advisor has contractually agreed to waive all or a portion of the Portfolio's advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly or indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.40% of the Portfolio's average net assets on an annualized basis. The Advisor has also contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(4) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of the Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of the Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(5) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(6) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's expenses (not including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") up to the amount of its total advisory fee when its Portfolio Expenses exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(7) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R1 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid by the Fund to the CCO were $85 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Company Portfolio	$70

Enhanced U.S. Large Company Portfolio	6

U.S. Large Cap Value Portfolio	152

U.S. Targeted Value Portfolio	15

U.S. Small Cap Value Portfolio	$170

U.S. Core Equity 1 Portfolio	28

U.S. Core Equity 2 Portfolio	62

U.S. Vector Equity Portfolio	21

T.A. U.S. Core Equity 2 Portfolio	6

U.S. Small Cap Portfolio	59

U.S. Micro Cap Portfolio	88

DFA Real Estate Securities Portfolio	54

Large Cap International Portfolio	44

International Core Equity Portfolio	52

T.A. World ex U.S. Core Equity Portfolio	1

International Small Company Portfolio	110

Japanese Small Company Portfolio	4

Asia Pacific Small Company Portfolio	3

United Kingdom Small Company Portfolio	1

Continental Small Company Portfolio	3

DFA International Real Estate Securities Portfolio	9

DFA International Small Cap Value Portfolio	168

Emerging Markets Portfolio	65

Emerging Markets Small Cap Portfolio	28

Emerging Markets Core Equity Portfolio	38

DFA One-Year Fixed Income Portfolio	70

DFA Two-Year Global Fixed Income Portfolio	66

DFA Selectively Hedged Global Fixed Income Portfolio	1

DFA Five-Year Government Portfolio	26

DFA Five-Year Global Fixed Income Portfolio	75

DFA Intermediate Government Fixed Income Portfolio	28

DFA Inflation-Protected Securities Portfolio	6

DFA Short-Term Municipal Bond Portfolio	20

DFA California Short-Term Municipal Bond Portfolio	3

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Targeted Value Portfolio	—	—	$387,720	$41,398
U.S. Core Equity 1 Portfolio	—	—	421,018	27,981
U.S. Core Equity 2 Portfolio	—	—	519,674	81,236
U.S. Vector Equity Portfolio	—	—	279,929	68,889
T.A. U.S. Core Equity 2 Portfolio	—	—	352,004	14,084
DFA Real Estate Securities Portfolio	—	—	283,613	208,401
Large Cap International Portfolio	—	—	160,134	123,979
International Core Equity Portfolio	—	—	700,239	41,030
T.A. World ex U.S. Core Equity Portfolio	—	—	10,370	—
DFA International Real Estate Securities Portfolio	—	—	267,207	245
DFA International Small Cap Value Portfolio	—	—	1,305,100	613,218
Emerging Markets Core Equity Portfolio	—	—	270,027	10,352
DFA Selectively Hedged Global Fixed Income Portfolio	$4,470	—	130,514	—
DFA Five-Year Government Portfolio	1,211,822	—	—	—
DFA Five-Year Global Fixed Income Portfolio	1,540,116	$39,731	274,781	152,977
DFA Intermediate Government Fixed Income Portfolio	132,728	66,556	—	—
DFA Inflation-Protected Securities Portfolio	112,375	6,383	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	225,722	—
DFA California Short-Term Municipal Bond Portfolio	—	—	79,152	6,224

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies", non-deductible offering costs, foreign bond bifurcation, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
U.S. Large Cap Value Portfolio	$25,679	$(5,893)	$(19,786)
U.S. Targeted Value Portfolio	1,651	325	(1,976)
U.S. Small Cap Value Portfolio	60,801	(6,098)	(54,703)
U.S. Core Equity 1 Portfolio	—	(51)	51
U.S. Core Equity 2 Portfolio	—	(150)	150
U.S. Vector Equity Portfolio	—	(10)	10
T.A. U.S. Core Equity 2 Portfolio	(6)	6	—
U.S. Small Cap Portfolio	12,986	(2,557)	(10,429)
U.S. Micro Cap Portfolio	26,352	(2,525)	(23,827)
DFA Real Estate Securities Portfolio	7,430	5,577	(13,007)
Large Cap International Portfolio	2,627	(815)	(1,812)
International Core Equity Portfolio	(3)	382	(379)
International Small Company Portfolio	15,432	(60)	(15,372)
Japanese Small Company Portfolio	(2,827)	102	2,725
Asia Pacific Small Company Portfolio	—	34	(34)
United Kingdom Small Company Portfolio	107	17	(124)
Continental Small Company Portfolio	628	(82)	(546)
DFA International Real Estate Securities Portfolio	392	(340)	(52)
DFA International Small Cap Value Portfolio	52,905	34,339	(87,244)
Emerging Markets Portfolio	13,489	(2,961)	(10,528)
Emerging Markets Small Cap Portfolio	8,818	(1,721)	(7,097)
Emerging Markets Core Equity Portfolio	1,777	(1,668)	(109)
DFA Five-Year Global Fixed Income Portfolio	—	(43,171)	43,171
DFA Inflation-Protected Securities Portfolio	(11)	11	—
DFA California Short-Term Municipal Bond Portfolio	(22)	22	—

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio
2006	$41,748	—	$41,748
2007	55,847	—	55,847
Enhanced U.S. Large Company Portfolio
2006	5,651	—	5,651
2007	23,020	$1,991	25,011
U.S. Large Cap Value Portfolio
2006	83,776	5,642	89,418
2007	105,066	146,660	251,726
U.S. Targeted Value Portfolio
2006	7,089	10,659	17,748
2007	9,597	12,911	22,508
U.S. Small Cap Value Portfolio
2006	99,305	537,712	637,017
2007	168,338	643,084	811,422
U.S. Core Equity 1 Portfolio
2006	5,968	—	5,968
2007	15,517	1,000	16,517
U.S. Core Equity 2 Portfolio
2006	9,408	—	9,408
2007	36,180	1,451	37,631
U.S. Vector Equity Portfolio
2006	1,296	—	1,296
2007	13,979	—	13,979
U.S. Small Cap Portfolio
2006	49,510	117,599	167,109
2007	70,394	144,164	214,558
U.S. Micro Cap Portfolio
2006	97,962	222,188	320,150
2007	109,408	344,357	453,765
DFA Real Estate Securities Portfolio
2006	59,687	48,370	108,057
2007	65,631	77,963	143,594
Large Cap International Portfolio
2006	40,702	—	40,702
2007	52,781	909	53,690
International Core Equity Portfolio
2006	9,763	—	9,763
2007	40,770	205	40,975

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
International Small Company Portfolio
2006	$90,178	$123,568	$213,746
2007	147,606	139,397	287,003
Japanese Small Company Portfolio
2006	2,258	—	2,258
2007	2,759	—	2,759
Asia Pacific Small Company Portfolio
2006	1,662	—	1,662
2007	3,089	—	3,089
United Kingdom Small Company Portfolio
2006	799	888	1,687
2007	1,360	1,153	2,513
Continental Small Company Portfolio
2006	1,559	5,185	6,744
2007	3,386	2,271	5,657
DFA International Real Estate Securities Portfolio
2006	—	—	—
2007	2,768	—	2,768
DFA International Small Cap Value Portfolio
2006	132,360	176,381	308,741
2007	218,066	401,394	619,460
Emerging Markets Portfolio
2006	55,765	587	56,352
2007	54,872	23,352	78,224
Emerging Markets Small Cap Portfolio
2006	15,659	11,803	27,462
2007	21,595	53,499	75,094

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
Emerging Markets Core Equity Portfolio
2006	$9,153	$83	—	$9,236
2007	26,413	1,966	—	28,379
DFA One-Year Fixed Income Portfolio
2006	88,029	—	—	88,029
2007	149,471	—	—	149,471
DFA Two-Year Global Fixed Income Portfolio
2006	28,485	—	—	28,485
2007	78,938	—	—	78,938
DFA Five-Year Government Portfolio
2006	34,242	—	—	34,242
2007	49,378	—	—	49,378

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
DFA Five-Year Global Fixed Income Portfolio
2006	$54,715	—	$4,812	$59,527
2007	60,967	—	—	60,967
DFA Intermediate Government Fixed Income Portfolio
2006	25,823	$2,647	—	28,470
2007	46,222	310	—	46,532
DFA Inflation-Protected Securities Portfolio
2006	—	—	—	—
2007	2,996	—	—	2,996
DFA Short-Term Municipal Bond Portfolio
2006	16,050	—	—	16,050
2007	24,969	—	—	24,969
DFA California Short-Term Municipal Bond Portfolio
2006	—	—	—	—
2007	1,116	—	—	1,116

The T.A. U.S. Core Equity 2 Portfolio commenced operations on October 4, 2007 and did not pay any distributions for the year ended November 30, 2007.

At November 30, 2007, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Value Portfolio	$6,184	$19,494	$25,678
U.S. Targeted Value Portfolio	642	1,009	1,651
U.S. Small Cap Value Portfolio	10,316	50,484	60,800
U.S. Small Cap Portfolio	3,544	9,442	12,986
U.S. Micro Cap Portfolio	6,219	20,133	26,352
DFA Real Estate Securities Portfolio	—	7,430	7,430
Large Cap International Portfolio	1,718	909	2,627
International Small Company Portfolio	5,363	10,069	15,432
United Kingdom Small Company Portfolio	46	61	107
Continental Small Company Portfolio	200	428	628
DFA International Real Estate Securities Portfolio	407	—	407
DFA International Small Cap Value Portfolio	16,866	36,039	52,905
Emerging Markets Portfolio	4,513	8,976	13,489
Emerging Markets Small Cap Portfolio	2,025	6,793	8,818
Emerging Markets Core Equity Portfolio	1,413	364	1,777

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
U.S. Large Company Portfolio	$16,418	—	$(43,516)	$(27,098)
Enhanced U.S. Large Company Portfolio	437	$17,593	—	18,030
U.S. Large Cap Value Portfolio	24,048	315,456	—	339,504
U.S. Targeted Value Portfolio	801	14,001	—	14,802
U.S. Small Cap Value Portfolio	9,049	747,955	—	757,004
U.S. Core Equity 1 Portfolio	365	—	(3,266)	(2,901)
U.S. Core Equity 2 Portfolio	518	—	(15,562)	(15,044)
U.S. Vector Equity Portfolio	3,134	—	(1,759)	1,375
T.A. U.S. Core Equity 2 Portfolio	176	—	(310)	(134)
U.S. Small Cap Portfolio	5,401	173,651	—	179,052
U.S. Micro Cap Portfolio	15,440	350,692	—	366,132
DFA Real Estate Securities Portfolio	6,039	197,632	—	203,671
Large Cap International Portfolio	1,808	28,914	—	30,722
International Core Equity Portfolio	9,660	17,053	—	26,713
International Small Company Portfolio	59,881	279,890	—	339,771
Japanese Small Company Portfolio	1,167	—	(45,815)	(44,648)
Asia Pacific Small Company Portfolio	1,464	—	(8,758)	(7,294)
United Kingdom Small Company Portfolio	346	1,310	—	1,656
Continental Small Company Portfolio	347	6,764	—	7,111
DFA International Real Estate Securities Portfolio	9,175	—	(46)	9,129
DFA International Small Cap Value Portfolio	127,551	533,420	—	660,971
Emerging Markets Portfolio	11,723	126,583	—	138,306
Emerging Markets Small Cap Portfolio	9,706	83,686	—	93,392
Emerging Markets Core Equity Portfolio	1,863	5,265	—	7,128
DFA One-Year Fixed Income Portfolio	605	—	(12,609)	(12,004)
DFA Two-Year Global Fixed Income Portfolio	284	296	—	580
DFA Five-Year Government Portfolio	13,206	—	(22,270)	(9,064)
DFA Five-Year Global Fixed Income Portfolio	48,470	—	(32,933)	15,537
DFA Intermediate Government Fixed Income Portfolio	14,525	35	—	14,560
DFA Inflation-Protected Securities Portfolio	1,298	—	—	1,298
DFA Short-Term Municipal Bond Portfolio	2,544	—	(17)	2,527
DFA California Short-Term Municipal Bond Portfolio	—	—	(4)	(4)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	2008	2009	2010	2011	2012	2013	2014	2015	Total
U.S. Large Company Portfolio	—	—	—	$28,579	—	$5,485	$8,867	$585	$43,516
U.S. Core Equity 1 Portfolio	—	—	—	—	—	—	—	3,266	3,266
U.S. Core Equity 2 Portfolio	—	—	—	—	—	—	—	15,562	15,562
U.S. Vector Equity Portfolio	—	—	—	—	—	—	—	1,759	1,759
T.A. U.S. Core Equity 2 Portfolio	—	—	—	—	—	—	—	310	310
Japanese Small Company Portfolio	$632	$3,508	$4,453	19,912	$3,801	3,055	2,451	8,003	45,815
Asia Pacific Small Company Portfolio	—	—	—	5,837	1,150	907	864	—	8,758

	2008	2009	2010	2011	2012	2013	2014	2015	Total
DFA International Real Estate Securities Portfolio	—	—	—	—	—	—	—	$46	$46
DFA One-Year Fixed Income Portfolio	—	—	—	—	$1,119	$4,660	—	6,830	12,609
DFA Five-Year Government Portfolio	—	—	—	—	884	6,795	$14,591	—	22,270
DFA Five-Year Global Fixed Income Portfolio	—	—	—	—	4,667	12,384	15,882	—	32,933
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	17	—	—	—	17
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	—	—	—	4	4

During the year ended November 30, 2007, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Large Cap International Portfolio	$6,873
Asia Pacific Small Company Portfolio	4,971
DFA Two-Year Global Fixed Income Portfolio	216
DFA Five-Year Global Fixed Income Portfolio	375

For the year ended November 30, 2007, the Japanese Small Company Portfolio had capital loss carryforward expirations of $2,827 (in thousands).

Some of the Portfolios' investments and investments held by the Master Funds are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2007, the following Portfolios had cumulative unrealized appreciation (depreciation) (mark to market) and/or realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
Large Cap International Portfolio	$3,274	$4,205
International Core Equity Portfolio	448	274
International Small Company Portfolio	17,298	8,939
Japanese Small Company Portfolio	269	511
Asia Pacific Small Company Portfolio	782	384
United Kingdom Small Company Portfolio	394	61
Continental Small Company Portfolio	196	610
DFA International Real Estate Securities Portfolio	7,291	42
DFA International Small Cap Value Portfolio	28,901	53,595
Emerging Markets Portfolio	1,146	1,577
Emerging Markets Small Cap Portfolio	255	243

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$2,998,309	$851,710	$(222,042)	$629,668
Enhanced U.S. Large Company Portfolio	297,001	27,403	(35,000)	(7,597)
U.S. Large Cap Value Portfolio	6,714,929	1,203,827	(178,039)	1,025,788
U.S. Targeted Value Portfolio	1,029,489	105,071	(120,465)	(15,394)
U.S. Small Cap Value Portfolio	8,564,849	—	(353,487)	(353,487)

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Core Equity 1 Portfolio	$1,726,913	$192,225	$(156,305)	$35,920
U.S. Core Equity 2 Portfolio	3,811,230	413,527	(437,637)	(24,110)
U.S. Vector Equity Portfolio	1,304,955	137,512	(165,642)	(28,130)
T.A. U.S. Core Equity 2 Portfolio	480,640	31,680	(27,816)	3,864
U.S. Small Cap Portfolio	2,769,547	194,262	(127,621)	66,641
U.S. Micro Cap Portfolio	4,150,448	273,486	(191,652)	81,834
DFA Real Estate Securities Portfolio	2,826,638	535,311	(76,200)	459,111
Large Cap International Portfolio	1,800,627	674,754	(73,805)	600,949
International Core Equity Portfolio	3,285,246	312,417	(246,695)	65,722
T.A. World ex U.S. Core Equity Portfolio	60,546	1,790	(331)	1,459
International Small Company Portfolio	4,598,944	1,431,248	(463,868)	967,380
Japanese Small Company Portfolio	301,689	54,826	(156,261)	(101,435)
Asia Pacific Small Company Portfolio	133,258	79,650	(65,349)	14,301
United Kingdom Small Company Portfolio	39,972	65,788	(59,254)	6,534
Continental Small Company Portfolio	158,219	96,433	(64,485)	31,948
DFA International Real Estate Securities Portfolio	718,510	6,402	(91,482)	(85,080)
DFA International Small Cap Value Portfolio	9,324,715	1,992,278	(984,147)	1,008,131
Emerging Markets Portfolio	1,535,659	1,585,172	(75,539)	1,509,633
Emerging Markets Small Cap Portfolio	984,678	373,820	(86,864)	286,956
Emerging Markets Core Equity Portfolio	1,741,725	597,617	(91,858)	505,759
DFA One-Year Fixed Income Portfolio	3,504,794	9,306	(10,825)	(1,519)
DFA Two-Year Global Fixed Income Portfolio	3,111,516	120,333	(13,227)	107,106
DFA Selectively Hedged Global Fixed Income Portfolio	201,783	579	(456)	123
DFA Five-Year Government Portfolio	1,209,064	—	(29,500)	(29,500)
DFA Five-Year Global Fixed Income Portfolio	3,402,525	162,837	(60,350)	102,487
DFA Intermediate Government Fixed Income Portfolio	1,311,360	47,343	(2,942)	44,401
DFA Inflation-Protected Securities Portfolio	340,136	19,702	(9,327)	10,375
DFA Short-Term Municipal Bond Portfolio	976,466	1,691	(1,025)	666
DFA California Short-Term Municipal Bond Portfolio	191,022	616	(168)	448

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

G.   Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended May 31, 2008*		Year Ended November 30, 2007
U.S. Targeted Value Portfolio	Amount	Shares	Amount	Shares
Class R1 Shares*
Shares Issued	$40,345	4,046	N/A	N/A
Shares Issued in Lieu of Cash Distributions	102	11	N/A	N/A
Shares Redeemed	(4,035)	(409)	N/A	N/A
Net Increase (Decrease)—Class R1 Shares	$36,412	3,648	N/A	N/A
Institutional Class Shares
Shares Issued	$453,850	31,077	$500,717	28,579
Shares Issued in Lieu of Cash Distributions	16,052	1,077	18,152	1,060
Shares Redeemed	(141,643)	(9,761)	(110,437)	(6,247)
Net Increase (Decrease)—Institutional Class Shares	$328,259	22,393	$408,432	23,392

*  Class R1 Shares commenced operations on January 31, 2008.

H.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Forward Currency Contracts: The DFA Selectively Hedged Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2008, the DFA Selectively Hedged Global Fixed Income Portfolio and the DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Selectively Hedged Global Fixed Income Portfolio

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2008	Unrealized Foreign Exchange Gain (Loss)
06/23/08	63,926	Japanese Yen	$617	$607	$10

DFA Five-Year Global Fixed Income Portfolio

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2008	Unrealized Foreign Exchange Gain (Loss)
06/18/08	43,370	Australian Dollar	$40,364	$41,350	$(986)
06/18/08	253,608	Swedish Krona	42,042	42,220	(178)
06/18/08	212,568	Swiss Franc	201,421	203,983	(2,562)
06/18/08	91,124	Euro	141,076	141,640	(564)
06/18/08	30,758,883	Japanese Yen	292,841	292,078	763
06/23/08	36,185,980	Japanese Yen	349,371	343,707	5,664
06/30/08	32,546,696	Japanese Yen	313,283	309,259	4,024
			$1,380,398	$1,374,237	$6,161

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Market Risks:  Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

4.  Treasury Inflation-Protected Securities (TIPS): The DFA Inflation-Protected Securities Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

I.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009.

For the six months ended May 31, 2008, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Targeted Value Portfolio	3.49%	$512	6	—	$753
U.S. Core Equity 1 Portfolio	3.56%	5,176	7	$4	9,542
U.S. Core Equity 2 Portfolio	5.34%	6,437	7	7	13,919
U.S. Vector Equity Portfolio	4.69%	10,157	12	16	37,588
T.A. U.S. Core Equity 2 Portfolio	4.73%	1,162	11	2	4,146
DFA Real Estate Securities Portfolio	3.51%	19,294	6	11	24,998

At May 31, 2008, the DFA Real Estate Securities Portfolio had a loan outstanding in the amount of $21,303 (in thousands).

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

For the six months ended May 31, 2008, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Core Equity 2 Portfolio	4.91%	$17,023	1	$2	$17,023
Large Cap International Portfolio	4.62%	1,847	2	—	2,558
International Small Company Portfolio	4.18%	951	1	—	951
DFA International Small Cap Value Portfolio	5.30%	1,135	2	—	1,135
Emerging Markets Core Equity Portfolio	3.56%	1,352	14	2	3,744

There were no outstanding borrowings by the Portfolios under this line of credit at May 31, 2008.

J.  Securities Lending:

As of May 31, 2008, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K.  Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the U.S. Targeted Value Portfolio Class R1 Shares.

L.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

N.  Other:

At May 31, 2008, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio — Institutional Class Shares	2	93%
Enhanced U.S. Large Company Portfolio — Institutional Class Shares	3	78%
U.S. Large Cap Value Portfolio — Institutional Class Shares	3	72%
U.S. Targeted Value Portfolio — Institutional Class Shares	2	34%
U.S. Targeted Value Portfolio — Class R1 Shares	1	100%
U.S. Small Cap Value Portfolio — Institutional Class Shares	1	38%
U.S. Core Equity 1 Portfolio — Institutional Class Shares	2	56%
U.S. Core Equity 2 Portfolio — Institutional Class Shares	4	76%
U.S. Vector Equity Portfolio — Institutional Class Shares	4	87%
T.A. U.S. Core Equity 2 Portfolio — Institutional Class Shares	2	83%
U.S. Small Cap Portfolio — Institutional Class Shares	2	41%
U.S. Micro Cap Portfolio — Institutional Class Shares	2	54%
DFA Real Estate Securities Portfolio — Institutional Class Shares	2	70%
Large Cap International Portfolio — Institutional Class Shares	2	70%
International Core Equity Portfolio — Institutional Class Shares	3	60%
T.A. World ex U.S. Core Equity Portfolio — Institutional Class Shares	2	90%
International Small Company Portfolio — Institutional Class Shares	2	52%
Japanese Small Company Portfolio — Institutional Class Shares	3	58%
Asia Pacific Small Company Portfolio — Institutional Class Shares	3	79%
United Kingdom Small Company Portfolio — Institutional Class Shares	1	72%
Continental Small Company Portfolio — Institutional Class Shares	2	57%
DFA International Real Estate Securities Portfolio — Institutional Class Shares	2	74%
DFA International Small Cap Value Portfolio — Institutional Class Shares	2	48%
Emerging Markets Portfolio — Institutional Class Shares	1	38%
Emerging Markets Small Cap Portfolio — Institutional Class Shares	2	48%
Emerging Markets Core Equity Portfolio — Institutional Class Shares	2	63%
DFA One-Year Fixed Income Portfolio — Institutional Class Shares	3	79%
DFA Two-Year Global Fixed Income Portfolio — Institutional Class Shares	2	80%
DFA Selectively Hedged Global Fixed Income Portfolio — Institutional Class Shares	2	90%
DFA Five-Year Government Portfolio — Institutional Class Shares	3	73%
DFA Five-Year Global Fixed Income Portfolio — Institutional Class Shares	3	70%
DFA Intermediate Government Fixed Income Portfolio — Institutional Class Shares	2	81%
DFA Inflation-Protected Securities Portfolio — Institutional Class Shares	1	74%
DFA Short-Term Municipal Bond Portfolio — Institutional Class Shares	3	80%
DFA California Short-Term Municipal Bond Portfolio — Institutional Class Shares	4	91%

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

Institutional Class Shares — Six Months Ended May 31, 2008
  Class R2 Shares — For the Period April 30, 2008 to May 31, 2008

EXPENSE TABLE

	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio	Expenses Paid During Period
Actual Fund Return
Class R2 Shares**	$1,000.00	$1,000.00	0.74%	$0.65
Institutional Class Shares*	$1,000.00	$938.20	0.44%	$2.13
Hypothetical 5% Annual Return
Class R2 Shares**	$1,000.00	$1,021.30	0.74%	$3.74
Institutional Class Shares*	$1,000.00	$1,022.80	0.44%	$2.23

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

**  Class R2 Shares commenced operations April 30, 2008. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (32), then divided by the number of days in the year (366) to reflect the expenses paid during the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 183 day period for the six months ended May 31, 2008 to allow for comparability. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (287,571,545 Shares) at Value†	$6,122,398
Receivable for Fund Shares Sold	7,474
Prepaid Expenses and Other Assets	124
Total Assets	6,129,996
LIABILITIES:
Payables:
Affiliated Investment Company Shares Purchased	5,145
Fund Shares Redeemed	2,329
Due to Advisor	1,035
Accrued Expenses and Other Liabilities	265
Total Liabilities	8,774
NET ASSETS	$6,121,222
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $3,588 and shares outstanding of 358,656	$10.00
NUMBER OF SHARES AUTHORIZED	25,000,000
Institutional Class Shares — based on net assets of $6,117,634 and shares outstanding of 262,607,235	$23.30
NUMBER OF SHARES AUTHORIZED	300,000,000
Investment at Cost	$4,957,632
NET ASSETS CONSIST OF:
Paid-In Capital	$4,646,480
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(3,060)
Accumulated Net Realized Gain (Loss)	313,036
Net Unrealized Appreciation (Depreciation)	1,164,766
NET ASSETS	$6,121,222

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$19,312
Expenses
Administrative Services Fees	5,916
Accounting & Transfer Agent Fees	48
Filing Fees	68
Shareholders' Reports	57
Directors'/Trustees' Fees & Expenses	23
Legal Fees	56
Audit Fees	6
Other	10
Total Expenses	6,184
Net Investment Income (Loss)	13,128
Net Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	414,722
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(38,524)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(775,423)
Net Realized and Unrealized Gain (Loss)	(399,225)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(386,097)

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$13,128	$160,985
Capital Gain Distributions Received from Affiliated Investment Company	414,722	120,165
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(38,524)	(11,416)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(775,423)	529,397
Net Increase (Decrease) in Net Assets Resulting from Operations	(386,097)	799,131
Distributions From:
Net Investment Income:
Institutional Class Shares	(36,701)	(140,110)
Net Short-Term Gains:
Institutional Class Shares	(14,929)	(9,341)
Net Long-Term Gains:
Institutional Class Shares	(106,397)	(65,358)
Total Distributions	(158,027)	(214,809)
Capital Share Transactions:
Shares Issued	966,000	2,157,333
Shares Issued in Lieu of Cash Distributions	146,171	192,509
Shares Redeemed	(708,894)	(1,128,154)
Net Increase (Decrease) from Capital Share Transactions	403,277	1,221,688
Total Increase (Decrease) in Net Assets	(140,847)	1,806,010
Net Assets
Beginning of Period	6,262,069	4,456,059
End of Period	$6,121,222	$6,262,069

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(3,060)	$20,513

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout the period)

Class R2 Shares

	For the Period April 30, 2008(a) to May 31, 2008
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations
Net Investment Income (Loss)	—	(A)
Net Gains (Losses) (Realized and Unrealized)	—
Total from Investment Operations	—
Less Distributions
Net Investment Income	—
Net Realized Gains	—
Total Distributions	—
Net Asset Value, End of Period	$10.00
Total Return	0	%(C)
Net Assets, End of Period (thousands)	$3,588
Ratio of Expenses to Average Net Assets (D)	0.74	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	(0.51	)%(B)(E)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Institutional Class Shares

Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$25.51	$22.71	$17.67	$15.73	$12.20	$9.19
Income from Investment Operations
Net Investment Income (Loss)	0.05	(A)	0.72	(A)	0.66	(A)	0.48	0.26	0.22
Net Gains (Losses) (Realized and Unrealized)	(1.62)	3.09	5.37	1.89	3.58	3.02
Total from Investment Operations	(1.57)	3.81	6.03	2.37	3.84	3.24
Less Distributions
Net Investment Income	(0.15)	(0.63)	(0.65)	(0.42)	(0.31)	(0.23)
Net Realized Gains	(0.49)	(0.38)	(0.34)	(0.01)	—	—
Total Distributions	(0.64)	(1.01)	(0.99)	(0.43)	(0.31)	(0.23)
Net Asset Value, End of Period	$23.30	$25.51	$22.71	$17.67	$15.73	$12.20
Total Return	(6.18	)%(C)	17.09%	35.39%	15.40%	31.86%	35.92%
Net Assets, End of Period (thousands)	$6,117,634	$6,262,069	$4,456,059	$2,518,457	$1,431,989	$748,319
Ratio of Expenses to Average Net Assets (D)	0.44	%(B)	0.44%	0.44%	0.48%	0.51%	0.52%
Ratio of Net Investment Income to Average Net Assets	0.44	%(B)	2.89%	3.25%	2.86%	1.87%	2.26%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.
DFA INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which the DFA International Value Portfolio (the "Portfolio") is presented in this section of the report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2008, the Portfolio owned 70% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

Effective October 10, 2007, the Fund established two new classes of shares of the Portfolio contained in this report, which new classes are designated as Class R1 Shares and Class R2 Shares. In conjunction with the creation of these two additional classes of shares, the original class of shares of the Portfolio of the Fund contained in this report was renamed the "Institutional Class shares" effective October 10, 2007. The designation of the original class of shares as "Institutional Class shares" did not change the fees, expenses, rights or preferences of the shares. The Class R2 shares commenced operations on April 30, 2008. As of May 31, 2008, Class R1 has 25,000,000 authorized shares and has not commenced operations.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  The shares of the Series held by the Portfolio are valued at their respective daily net asset value.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
DFA International Value Portfolio	$6,122,398	—	—	$6,122,398

2.  Deferred Compensation Plan:  Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2008, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $124 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from investment in affiliated investment company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2008, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Pursuant to the Expense Assumption Agreement for the Class R2 shares of the DFA International Value Portfolio, the Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding administrative fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 shares of the Portfolio to 0.79% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.79% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses to exceed 0.79% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The Expense Assumption Agreement will remain in effect until April 1, 2009 and shall continue to remain in effect for year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2008, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid by the Fund to the CCO were $14 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$10,950	$(6,391)	$(4,559)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$120,187	$45,625	$165,812
2007	156,076	69,683	225,759

At November 30, 2007, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes differs from the amount above due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Net Long-Term Capital Gains	Total
$6,625	$4,325	$10,950

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$20,631	$106,309	$126,940

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Portfolio had no capital loss carryforwards to offset future realized capital gains.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,046,627	$1,164,766	$(88,995)	$1,075,771

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

E.   Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended May 31, 2008*		Year Ended November 30, 2007
	Amount	Shares	Amount	Shares
Class R2 Shares*
Shares Issued	$3,692	369	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A
Shares Redeemed	(103)	(10)	N/A	N/A
Net Increase (Decrease)—Class R2 Shares	$3,589	359	N/A	N/A
Institutional Class Shares
Shares Issued	$962,308	41,950	$2,157,333	86,715
Shares Issued in Lieu of Cash Distributions	146,172	6,224	192,509	7,988
Shares Redeemed	(708,792)	(31,020)	(1,128,154)	(45,424)
Net Increase (Decrease)—Institutional Class Shares	$399,688	17,154	$1,221,688	49,279

*  Class R2 Shares commenced operations on April 30, 2008.

F.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

G.  Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

H.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

J.  Other:

At May 31, 2008, one shareholder held approximately 100% of the outstanding shares of Class R2 shares of the Portfolio and two shareholders held approximately 46% of the outstanding shares of the Institutional Class shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2008

EXPENSE TABLES

The U.S. Large Company Series	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$955.60	0.04%	$0.20
Hypothetical 5% Annual Return	$1,000.00	$1,024.80	0.04%	$0.20
The Enhanced U.S. Large Company Series
Actual Fund Return	$1,000.00	$953.00	0.08%	$0.39
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.08%	$0.40

The U.S. Large Cap Value Series	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,002.00	0.12%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.12%	$0.61
The U.S. Small Cap Value Series
Actual Fund Return	$1,000.00	$985.60	0.22%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.22%	$1.11
The U.S. Small Cap Series
Actual Fund Return	$1,000.00	$976.50	0.05%	$0.25
Hypothetical 5% Annual Return	$1,000.00	$1,024.75	0.05%	$0.25
The U.S. Micro Cap Series
Actual Fund Return	$1,000.00	$953.70	0.12%	$0.59
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.12%	$0.61
The DFA International Value Series
Actual Fund Return	$1,000.00	$939.00	0.23%	$1.11
Hypothtical 5% Annual Return	$1,000.00	$1,023.85	0.23%	$1.16
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$962.50	0.13%	$0.64
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.13%	$0.66
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$968.90	0.15%	$0.74
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.15%	$0.76
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$910.80	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.12%	$0.61
The Continental Small Company Series
Actual Fund Return	$1,000.00	$985.30	0.14%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.14%	$0.71
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,010.90	0.19%	$0.96
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.19%	$0.96
The Emerging Markets Series
Actual Fund Return	$1,000.00	$980.60	0.18%	$0.89
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.18%	$0.91
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$921.30	0.30%	$1.44
Hypothetical 5% Annual Return	$1,000.00	$1,023.50	0.30%	$1.52

The DFA One-Year Fixed Income Series	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,016.80	0.06%	$0.30
Hypothetical 5% Annual Return	$1,000.00	$1,024.70	0.06%	$0.30
The DFA Two-Year Global Fixed Income Series
Actual Fund Return	$1,000.00	$1,017.70	0.07%	$0.35
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.07%	$0.35

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology
The U.S. Large Company Series	8.5%	10.5%	14.3%	14.7%	11.4%	11.8%	16.7%
The U.S. Large Cap Value Series	16.0%	4.8%	16.5%	32.2%	0.6%	15.4%	4.6%
The U.S. Small Cap Value Series	18.3%	3.6%	11.5%	21.3%	4.7%	17.3%	16.4%
The U.S. Small Cap Series	14.4%	4.2%	8.1%	12.6%	14.1%	18.5%	18.9%
The U.S. Micro Cap Series	13.6%	4.1%	5.8%	14.9%	15.3%	17.8%	21.2%
The DFA International Value Series	12.7%	3.0%	6.0%	43.3%	0.4%	9.0%	3.0%
The Japanese Small Company Series	21.0%	9.6%	1.5%	10.8%	4.4%	27.8%	12.4%
The Asia Pacific Small Company Series	17.7%	4.9%	11.8%	12.1%	5.4%	18.1%	4.6%
The United Kingdom Small Company Series	17.2%	3.9%	8.5%	13.7%	2.9%	35.3%	11.8%
The Continental Small Company Series	15.9%	7.5%	4.5%	15.3%	7.5%	28.4%	8.9%
The Canadian Small Company Series	9.5%	3.3%	24.8%	6.2%	5.3%	7.3%	6.9%
The Emerging Markets Series	5.2%	7.8%	9.8%	19.8%	3.1%	8.8%	10.2%
The Emerging Small Cap Series	17.3%	13.3%	1.8%	12.0%	3.8%	17.6%	9.0%

	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The U.S. Large Company Series	3.7%	1.2%	3.5%	3.7%	—	100.0%
The U.S. Large Cap Value Series	3.4%	—	6.5%	—	—	100.0%
The U.S. Small Cap Value Series	5.9%	—	0.3%	0.7%	—	100.0%
The U.S. Small Cap Series	5.0%	—	1.0%	3.2%	—	100.0%
The U.S. Micro Cap Series	4.2%	—	1.3%	1.8%	—	100.0%
The DFA International Value Series	12.0%	—	7.4%	3.2%	—	100.0%
The Japanese Small Company Series	11.8%	—	—	0.7%	—	100.0%
The Asia Pacific Small Company Series	20.6%	0.5%	1.6%	2.6%	0.1%	100.0%
The United Kingdom Small Company Series	3.4%	1.8%	0.9%	0.6%	—	100.0%
The Continental Small Company Series	8.3%	0.1%	0.8%	2.8%	—	100.0%
The Canadian Small Company Series	35.3%	—	—	1.4%	—	100.0%
The Emerging Markets Series	19.2%	—	12.0%	4.0%	0.1%	100.0%
The Emerging Small Cap Series	20.3%	—	1.1%	3.6%	0.2%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Supranational	Total
The Enhanced U.S. Large Company Series	39.8%	20.8%	24.0%	10.9%	4.5%	100.0%
The DFA One-Year Fixed Income Series	29.2%	16.1%	51.8%	2.9%	—	100.0%
The DFA Two-Year Global Fixed Income Series	25.3%	5.1%	57.5%	9.7%	2.4%	100.0%

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (90.9%)
Consumer Discretionary — (7.9%)
Comcast Corp. Class A	1,132,895	$25,490,138	0.5%
Disney (Walt) Co.	708,475	23,804,760	0.5%
McDonald's Corp.	433,302	25,703,475	0.6%
Time Warner, Inc.	1,345,582	21,367,842	0.5%
Other Securities		303,116,776	6.4%
Total Consumer Discretionary		399,482,991	8.5%
Consumer Staples — (9.6%)
Coca-Cola Co.	751,986	43,058,718	0.9%
CVS Caremark Corp.	538,740	23,052,685	0.5%
PepsiCo, Inc.	602,668	41,162,224	0.9%
* Philip Morris International, Inc.	793,242	41,772,124	0.9%
Procter & Gamble Co.	1,157,901	76,479,361	1.6%
# Wal-Mart Stores, Inc.	889,011	51,331,495	1.1%
Other Securities		206,802,616	4.4%
Total Consumer Staples		483,659,223	10.3%
Energy — (13.0%)
Chevron Corp.	781,345	77,470,357	1.6%
ConocoPhillips	587,512	54,697,367	1.2%
Devon Energy Corp.	167,199	19,385,052	0.4%
# Exxon Mobil Corp.	2,012,934	178,668,022	3.8%
Occidental Petroleum Corp.	309,488	28,451,232	0.6%
Schlumberger, Ltd.	450,634	45,572,616	1.0%
Other Securities		253,674,583	5.3%
Total Energy		657,919,229	13.9%
Financials — (13.4%)
# American Express Co.	434,974	20,161,045	0.4%
American International Group, Inc.	1,013,369	36,481,284	0.8%
Bank of America Corp.	1,671,378	56,843,566	1.2%
Citigroup, Inc.	1,958,865	42,879,555	0.9%
JPMorgan Chase & Co.	1,277,939	54,951,377	1.2%
The Goldman Sachs Group, Inc.	148,659	26,224,934	0.6%
# U.S. Bancorp	650,811	21,600,417	0.5%
Wells Fargo & Co.	1,240,415	34,198,242	0.7%
Other Securities		382,533,246	8.0%
Total Financials		675,873,666	14.3%
Health Care — (10.4%)
# Abbott Laboratories	581,578	32,771,920	0.7%
* Gilead Sciences, Inc.	349,484	19,333,455	0.4%
# Johnson & Johnson	1,065,759	71,128,756	1.5%
Medtronic, Inc.	422,535	21,409,848	0.5%
Merck & Co., Inc.	814,685	31,740,128	0.7%
Pfizer, Inc.	2,543,806	49,248,084	1.0%
Wyeth	503,407	22,386,509	0.5%
Other Securities		275,858,369	5.8%
Total Health Care		523,877,069	11.1%

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.7%)
3M Co.	266,255	$20,650,738	0.4%
# Boeing Co.	287,765	23,818,309	0.5%
# Caterpillar, Inc.	234,771	19,401,475	0.4%
General Electric Co.	3,757,085	115,417,651	2.4%
United Parcel Service, Inc.	389,175	27,639,209	0.6%
United Technologies Corp.	369,292	26,234,504	0.6%
Other Securities		306,117,747	6.5%
Total Industrials		539,279,633	11.4%
Information Technology — (15.0%)
#* Apple, Inc.	330,673	62,414,529	1.3%
#* Cisco Sytems, Inc.	2,242,810	59,927,883	1.3%
#* Google, Inc.	87,251	51,111,636	1.1%
Hewlett-Packard Co.	927,562	43,651,068	0.9%
Intel Corp.	2,177,721	50,479,573	1.1%
# International Business Machines Corp.	520,851	67,413,745	1.4%
Microsoft Corp.	3,011,487	85,285,312	1.8%
#* Oracle Corp.	1,488,124	33,988,752	0.7%
# QUALCOMM, Inc.	606,619	29,445,286	0.6%
Other Securities		273,153,672	5.8%
Total Information Technology		756,871,456	16.0%
Materials — (3.4%)
Monsanto Co.	206,179	26,267,205	0.6%
Other Securities		144,019,925	3.0%
Total Materials		170,287,130	3.6%
Real Estate Investment Trusts — (1.1%)
Total Real Estate Investment Trusts		55,531,707	1.2%
Telecommunication Services — (3.1%)
AT&T, Inc.	2,270,928	90,610,027	1.9%
Verizon Communications, Inc.	1,080,190	41,554,909	0.9%
Other Securities		27,669,549	0.6%
Total Telecommunication Services		159,834,485	3.4%
Utilities — (3.3%)
# Exelon Corp.	248,781	21,892,728	0.5%
Other Securities		147,410,943	3.1%
Total Utilities		169,303,671	3.6%
TOTAL COMMON STOCKS		4,591,920,260	97.3%

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (2.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $117,940,000 FHLMC 6.50%, 08/01/37 & FHLMC 6.50%, 09/01/37, valued at $107,679,683) to be repurchased at $106,099,150	$106,082	$106,082,000	2.2%
SECURITIES LENDING COLLATERAL — (7.0%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $584,724,832 FNMA, rates ranging from 3.500% to 9.000%, maturities ranging from 12/01/11 to 06/01/38, valued at $320,747,069) to be repurchased at $311,465,904	311,405	311,404,921	6.6%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $65,100,286 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 02/01/18 to 05/01/38, valued at $41,679,949) to be repurchased at $40,471,145	40,464	40,463,524	0.9%
TOTAL SECURITIES LENDING COLLATERAL		351,868,445	7.5%
TOTAL INVESTMENTS — (100.0%) (Cost $3,880,265,093)		$5,049,870,705	107.0%

See accompanying Notes to Financial Statements.

THE ENHANCED U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRALIA — (1.6%)
BONDS — (1.6%)
General Electric Capital Australia 6.250%, 03/30/09	5,000	$4,708,948
AUSTRIA — (2.1%)
BONDS — (2.1%)
PFandBriefstelle der Oesterriechischen Landes- Hypothekenbanken (f) 3.000%, 01/19/09	6,200	5,950,953
GERMANY — (12.7%)
BONDS — (12.7%)
Landesbank Baden-Wuerttemberg (f) 3.000%, 12/22/08	3,700	3,549,760
Landwirtschaftliche Rentenbank (j) 0.650%, 09/30/08	1,130,000	10,712,887
L-Bank Landeskreditbank Baden- Wuerttemberg Foerderbank 3.000%, 07/04/08	7,000	10,873,991
Norddeutsche Landesbank Girozentrale AG (j) 0.450%, 01/19/09	1,200,000	11,351,144
TOTAL — GERMANY		36,487,782
NETHERLANDS — (3.6%)
BONDS — (3.6%)
Bank Nederlandse Gemeenten (j) 0.800%, 09/22/08	1,107,000	10,500,402
SPAIN — (3.3%)
BONDS — (3.3%)
Instituto de Credito Oficial (j) 0.800%, 09/28/09	1,000,000	9,455,397
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.5%)
BONDS — (4.5%)
Inter-American Development Bank (j) 1.900%, 07/08/09	1,100,000	10,534,905
World Bank (International Bank for Reconstruction & Development) (t) 5.450%, 08/18/08	2,440	2,318,110
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		12,853,015
SWEDEN — (1.1%)
BONDS — (1.1%)
Kommuninvest 5.050%, 10/28/08	1,000	943,690
(t) 5.000%, 11/25/08	2,300	2,167,571
TOTAL — SWEDEN		3,111,261

	Face Amount^	Value†
	(000)
UNITED KINGDOM — (0.9%)
BONDS — (0.9%)
BP Capital Markets P.L.C. (g) 4.875%, 03/15/10	2,500	$2,549,805
UNITED STATES — (70.2%)
AGENCY OBLIGATIONS — (20.7%)
Federal Farm Credit Bank 2.750%, 05/04/10	7,600	7,544,657
Federal Home Loan Bank 4.375%, 03/17/10	6,600	6,745,385
2.375%, 04/30/10	14,400	14,193,518
4.875%, 05/14/10	5,800	5,986,476
Federal Home Loan Mortgage Corporation Discount Notes 2.050%, 07/21/08	17,000	16,950,938
Federal National Mortgage Association 2.375%, 05/20/10	8,500	8,377,693
TOTAL AGENCY OBLIGATIONS		59,798,667
BONDS — (21.1%)
Citigroup Funding, Inc. Floating Rate Note (r) 5.449%, 10/22/09	9,000	8,895,330
General Electric Capital Corp. (j) 0.550%, 10/14/08	1,000,000	9,461,383
Georgia Power Co. Floating Rate Note (r) 3.400%, 03/17/10	6,500	6,422,176
Hewlett-Packard Co. Floating Rate Note (r) 5.370%, 06/15/09	7,000	6,977,852
IBM International Group Floating Rate Note (r) 3.584%, 07/29/09	3,400	3,408,160
John Deere Capital Corp. Floating Rate Note (r) 3.530%, 02/26/10	7,000	6,995,079
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	8,300	8,278,213
Paccar Financial Corp. Floating Rate Note (r) 4.966%, 09/21/09	2,500	2,493,640
Wal-Mart Stores, Inc. 6.875%, 08/10/09	7,500	7,820,033
TOTAL BONDS		60,751,866

THE ENHANCED U.S. LARGE COMPANY SERIES

CONTINUED

	Face Amount^	Value†
	(000)
COMMERCIAL PAPER — (27.7%)
Allianz Finance Corp. 2.380%, 06/03/08	6,600	$6,598,328
AT&T, Inc. 2.100%, 06/27/08	7,400	7,386,451
BASF AG 2.300%, 06/25/08	3,000	2,994,954
Cafco LLC 2.550%, 06/06/08	3,500	3,498,169
Caisse Centrale Desjardins Du Quebec 2.500%, 08/01/08	6,900	6,869,546
Ciesco L.P. 2.680%, 06/02/08	7,600	7,598,296
Cornell University 2.600%, 06/02/08	4,300	4,300,000
2.500%, 06/19/08	3,000	2,996,250
CRC Funding LLC 2.630%, 06/02/08	7,600	7,598,296
Eksportfinans 2.290%, 07/07/08	7,400	7,381,339
Electricite de France 2.250%, 07/21/08	7,500	7,473,155
New Center Asset Trust 2.650%, 06/10/08	8,000	7,993,425
Stanley Works 2.100%, 06/18/08	7,000	6,991,318
TOTAL COMMERCIAL PAPER		79,679,527
	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	1,978,088	1,978,088
TOTAL INVESTMENTS — (100.0%) (Cost $276,836,182)		$287,825,711

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (90.6%)
Consumer Discretionary — (14.6%)
# CBS Corp. Class B	5,687,606	$122,738,537	1.2%
Clear Channel Communications, Inc.	1,942,666	68,032,163	0.7%
# Comcast Corp. Class A	12,429,142	279,655,695	2.8%
*# Ford Motor Co.	11,321,890	76,988,852	0.8%
# General Motors Corp.	4,413,900	75,477,690	0.8%
* IAC/InterActiveCorp.	2,097,251	47,293,010	0.5%
* Liberty Media Corp. - Entertainment Class A	3,931,872	106,160,544	1.1%
* Liberty Media Holding Corp. Interactive Class A	4,235,162	71,955,402	0.7%
Time Warner, Inc.	18,688,980	296,781,002	2.9%
Other Securities		479,707,827	4.6%
Total Consumer Discretionary		1,624,790,722	16.1%
Consumer Staples — (4.4%)
Archer-Daniels-Midland Co.	1,240,260	49,238,322	0.5%
Coca-Cola Enterprises, Inc.	3,580,472	72,110,706	0.7%
Kraft Foods, Inc.	4,030,190	130,900,571	1.3%
SUPERVALU, Inc.	1,536,742	53,893,542	0.5%
Other Securities		177,920,030	1.8%
Total Consumer Staples		484,063,171	4.8%
Energy — (15.0%)
Anadarko Petroleum Corp.	3,481,656	261,019,750	2.6%
Apache Corp.	2,319,190	310,910,611	3.1%
# Chesapeake Energy Corp.	3,199,938	175,260,604	1.7%
ConocoPhillips	3,507,507	326,548,902	3.2%
Devon Energy Corp.	1,997,042	231,537,049	2.3%
# Pioneer Natural Resources Co.	786,498	56,462,691	0.6%
Valero Energy Corp.	1,239,275	63,004,741	0.6%
Other Securities		238,752,168	2.4%
Total Energy		1,663,496,516	16.5%
Financials — (29.0%)
Allstate Corp.	2,126,900	108,344,286	1.1%
# American International Group, Inc.	3,921,610	141,177,960	1.4%
Bank of America Corp.	6,581,274	223,829,129	2.2%
# Capital One Financial Corp.	1,606,984	77,328,070	0.8%
Chubb Corp.	1,482,600	79,704,576	0.8%
# Cincinnati Financial Corp.	1,328,489	46,523,685	0.5%
# CNA Financial Corp.	1,929,282	58,630,880	0.6%
Hartford Financial Services Group, Inc.	1,157,500	82,263,525	0.8%
JPMorgan Chase & Co.	7,876,534	338,690,962	3.4%
Lincoln National Corp.	1,092,926	60,285,798	0.6%
# Loews Corp.	3,874,202	192,044,193	1.9%
# Merrill Lynch & Co., Inc.	1,433,140	62,943,509	0.6%
# MetLife, Inc.	5,587,198	335,399,496	3.3%
Morgan Stanley	1,602,371	70,872,869	0.7%
Principal Financial Group, Inc.	1,193,300	64,295,004	0.6%
Prudential Financial, Inc.	1,861,400	139,046,580	1.4%
The Travelers Companies, Inc.	5,164,209	257,229,250	2.5%
# Unum Group	2,446,189	58,904,231	0.6%
Other Securities		824,610,099	8.1%
Total Financials		3,222,124,102	31.9%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (0.5%)
Total Health Care		$55,725,577	0.6%
Industrials — (14.0%)
# Burlington Northern Santa Fe Corp.	2,216,173	250,538,358	2.5%
CSX Corp.	3,367,404	232,552,920	2.3%
Norfolk Southern Corp.	3,209,002	216,222,555	2.1%
# Northrop Grumman Corp.	2,635,484	198,873,623	2.0%
Raytheon Co.	740,994	47,319,877	0.5%
# Southwest Airlines Co.	5,164,520	67,448,631	0.7%
Union Pacific Corp.	4,137,400	340,549,394	3.4%
Other Securities		198,826,581	1.9%
Total Industrials		1,552,331,939	15.4%
Information Technology — (4.1%)
* Computer Sciences Corp.	1,385,243	68,084,693	0.7%
Electronic Data Systems Corp.	2,164,600	53,011,054	0.5%
Other Securities		336,133,746	3.3%
Total Information Technology		457,229,493	4.5%
Materials — (3.1%)
# Weyerhaeuser Co.	1,440,429	89,781,940	0.9%
Other Securities		250,480,280	2.5%
Total Materials		340,262,220	3.4%
Telecommunication Services — (5.9%)
AT&T, Inc.	8,217,218	327,866,998	3.2%
Verizon Communications, Inc.	6,654,852	256,012,156	2.5%
Other Securities		73,970,965	0.8%
Total Telecommunication Services		657,850,119	6.5%
TOTAL COMMON STOCKS		10,057,873,859	99.7%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $36,785,000 FHLMC 6.50%, 08/01/37, valued at $34,771,036) to be repurchased at $34,260,538	$34,255	34,255,000	0.3%
SECURITIES LENDING COLLATERAL — (9.1%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $1,208,778,964 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 04/01/12 to 05/01/48, valued at $924,550,951) to be repurchased at $897,798,066	897,622	897,622,282	8.9%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $214,255,654 FNMA, rates ranging from 5.000% to 8.000%, maturities ranging from 02/01/10 to 05/01/38, valued at $115,483,990) to be repurchased at $112,136,637	112,116	112,115,522	1.1%
TOTAL SECURITIES LENDING COLLATERAL		1,009,737,804	10.0%
TOTAL INVESTMENTS — (100.0%) (Cost $9,790,024,787)		$11,101,866,663	110.0%

See accompanying Notes to Financial Statements.

THE U.S. SMALL CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.0%)
Consumer Discretionary — (15.4%)
# American Axle & Manufacturing Holdings, Inc.	1,968,362	$36,591,850	0.5%
American Greetings Corp. Class A	1,809,500	33,765,270	0.4%
# ArvinMeritor, Inc.	3,097,062	46,363,018	0.6%
*# Big Lots, Inc.	1,116,939	34,692,125	0.4%
# Bob Evans Farms, Inc.	1,381,208	40,206,965	0.5%
# Penske Automotive Group, Inc.	2,863,983	59,828,605	0.7%
* Scholastic Corp.	1,773,991	55,171,120	0.7%
Other Securities		1,183,287,836	14.3%
Total Consumer Discretionary		1,489,906,789	18.1%
Consumer Staples — (3.0%)
# Chiquita Brands International, Inc.	1,537,940	37,433,460	0.5%
* Hain Celestial Group, Inc.	1,402,074	40,337,669	0.5%
# Universal Corp.	830,759	41,213,954	0.5%
Other Securities		173,412,385	2.1%
Total Consumer Staples		292,397,468	3.6%
Energy — (9.5%)
* Comstock Resources, Inc.	986,367	56,568,147	0.7%
*# Encore Acquisition Co.	1,668,924	111,467,434	1.4%
* Exterran Holdings, Inc.	2,039,425	149,938,526	1.8%
* Mariner Energy, Inc.	1,182,092	38,654,408	0.5%
* Stone Energy Corp.	912,596	61,673,238	0.8%
* Swift Energy Corp.	1,253,094	72,228,338	0.9%
* Whiting Petroleum Corp.	1,253,035	117,196,364	1.4%
Other Securities		308,106,648	3.7%
Total Energy		915,833,103	11.2%
Financials — (17.9%)
Delphi Financial Group, Inc. Class A	1,353,394	39,099,553	0.5%
First Niagara Financial Group, Inc.	3,288,463	46,597,521	0.6%
Harleysville Group, Inc.	1,104,553	43,088,613	0.5%
# NewAlliance Bancshares, Inc.	2,767,654	37,086,564	0.5%
# Prosperity Bancshares, Inc.	1,095,070	34,976,536	0.4%
Provident Financial Services, Inc.	2,524,606	39,712,052	0.5%
Selective Insurance Group, Inc.	1,945,426	42,565,921	0.5%
# Susquehanna Bancshares, Inc.	2,025,930	38,999,153	0.5%
United Fire & Casualty Co.	1,086,348	39,206,299	0.5%
Other Securities		1,371,214,591	16.6%
Total Financials		1,732,546,803	21.1%
Health Care — (4.0%)
# Alpharma, Inc. Class A	1,486,200	37,437,378	0.5%
* Kindred Healthcare, Inc.	1,758,075	48,505,289	0.6%
Other Securities		299,660,469	3.6%
Total Health Care		385,603,136	4.7%

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (14.1%)
Applied Industrial Technologies, Inc.	1,506,750	$41,450,693	0.5%
# Arkansas Best Corp.	897,990	33,369,308	0.4%
* EnerSys	1,393,240	43,483,020	0.5%
* Esterline Technologies Corp.	1,050,323	65,046,503	0.8%
IKON Office Solutions, Inc.	3,449,107	41,699,704	0.5%
*# PHH Corp.	1,858,710	34,999,509	0.4%
*# Quanta Services, Inc.	1,946,548	62,367,398	0.8%
# Regal-Beloit Corp.	992,313	46,142,555	0.6%
# Trinity Industries, Inc.	1,589,125	64,915,756	0.8%
* United Rentals, Inc.	1,607,301	33,094,328	0.4%
# Werner Enterprises, Inc.	3,053,601	57,835,203	0.7%
Other Securities		835,799,640	10.2%
Total Industrials		1,360,203,617	16.6%
Information Technology — (13.8%)
* Benchmark Electronics, Inc.	2,360,988	41,954,757	0.5%
* Coherent, Inc.	1,114,220	33,727,439	0.4%
* Entegris, Inc.	5,110,889	39,302,736	0.5%
Imation Corp.	1,429,505	37,395,851	0.5%
*# L-1 Identity Solutions, Inc.	2,821,869	44,585,530	0.6%
* MKS Instruments, Inc.	2,122,573	50,007,820	0.6%
* MPS Group, Inc.	3,687,992	42,338,148	0.5%
* Skyworks Solutions, Inc.	6,034,870	62,340,207	0.8%
Other Securities		980,918,734	11.8%
Total Information Technology		1,332,571,222	16.2%
Materials — (5.5%)
# Minerals Technologies, Inc.	696,999	48,518,100	0.6%
Rock-Tenn Co. Class A	1,100,802	39,287,623	0.5%
Terra Industries, Inc.	1,657,842	72,331,646	0.9%
Other Securities		369,097,723	4.4%
Total Materials		529,235,092	6.4%
Other — (0.0%)
Total Other		17,013	0.0%
Telecommunication Services — (0.2%)
Total Telecommunication Services		23,281,152	0.3%
Utilities — (0.6%)
Total Utilities		58,333,758	0.7%
TOTAL COMMON STOCKS		8,119,929,153	98.9%
PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
Total Health Care		2,522,401	0.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		93,296	0.0%

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $105,235,000 FNMA 5.11%(r), 01/01/36 & FNMA 5.15%(r), 09/01/37 valued at $79,454,626) to be repurchased at $78,288,655	$78,276	$78,276,000	1.0%
SECURITIES LENDING COLLATERAL — (15.2%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $1,899,048,413 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 07/01/13 to 05/01/47, valued at $1,345,862,210) to be repurchased at $1,306,918,227	1,306,662	1,306,662,339	15.9%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $251,288,849 FNMA, rates ranging from 4.209%(r) to 7.500%, maturities ranging from 09/01/18 to 03/01/38, valued at $170,489,855) to be repurchased at $165,553,724	165,523	165,522,551	2.0%
TOTAL SECURITIES LENDING COLLATERAL		1,472,184,890	17.9%
TOTAL INVESTMENTS — (100.0%) (Cost $10,335,302,044)		$9,673,005,740	117.8%

See accompanying Notes to Financial Statements.

THE U.S. SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (79.1%)
Consumer Discretionary — (11.5%)
* Deckers Outdoor Corp.	37,600	$5,140,672	0.2%
*# Netflix, Inc.	204,982	6,223,254	0.2%
Tupperware Corp.	138,600	5,308,380	0.2%
* Warnaco Group, Inc.	140,517	6,771,514	0.2%
* WMS Industries, Inc.	150,494	5,574,298	0.2%
Other Securities		417,058,712	13.4%
Total Consumer Discretionary		446,076,830	14.4%
Consumer Staples — (3.4%)
*# Central European Distribution Corp.	99,339	7,088,831	0.2%
Flowers Foods, Inc.	249,505	7,018,576	0.2%
Other Securities		115,169,582	3.8%
Total Consumer Staples		129,276,989	4.2%
Energy — (6.1%)
Atlas America, Inc.	92,529	6,350,265	0.2%
Berry Petroleum Corp. Class A	124,200	6,706,800	0.2%
*# Carrizo Oil & Gas, Inc.	90,096	6,032,828	0.2%
* Comstock Resources, Inc.	118,200	6,778,770	0.2%
* Dril-Quip, Inc.	122,100	7,123,314	0.2%
* Encore Acquisition Co.	111,540	7,449,757	0.3%
* Mariner Energy, Inc.	199,000	6,507,300	0.2%
Penn Virginia Corp.	114,100	7,190,582	0.2%
* Swift Energy Corp.	83,700	4,824,468	0.2%
* W-H Energy Services, Inc.	59,000	5,046,270	0.2%
Other Securities		172,949,042	5.6%
Total Energy		236,959,396	7.7%
Financials — (10.1%)
* ProAssurance Corp.	95,850	4,910,395	0.2%
UMB Financial Corp.	127,501	6,651,727	0.2%
Other Securities		379,645,211	12.3%
Total Financials		391,207,333	12.7%
Health Care — (11.1%)
* Applera Corp. - Celera Group	428,611	5,520,510	0.2%
*# Myriad Genetics, Inc.	141,645	6,858,451	0.2%
Owens & Minor, Inc.	124,900	5,930,252	0.2%
Steris Corp.	175,100	5,296,775	0.2%
*# United Therapeutics Corp.	69,758	6,662,587	0.2%
Other Securities		397,720,024	12.9%
Total Health Care		427,988,599	13.9%
Industrials — (14.6%)
Actuant Corp.	156,556	5,715,860	0.2%
# Barnes Group, Inc.	154,669	4,940,128	0.2%
# Belden, Inc.	136,500	5,717,985	0.2%
Clarcor, Inc.	146,600	6,365,372	0.2%
Curtiss-Wright Corp.	121,900	6,279,069	0.2%
* EMCOR Group, Inc.	184,900	5,426,815	0.2%
*# Energy Conversion Devices, Inc.	115,260	7,316,705	0.2%
*# Graftech International, Ltd.	289,900	7,653,360	0.3%
* Hexcel Corp.	258,613	6,842,900	0.2%
Nordson Corp.	96,650	6,944,303	0.2%

THE U.S. SMALL CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Rollins, Inc.	306,575	$4,877,608	0.2%
* Teledyne Technologies, Inc.	100,500	5,595,840	0.2%
# Valmont Industries, Inc.	51,250	5,885,550	0.2%
Wabtec Corp.	133,700	6,226,409	0.2%
Woodward Governor Co.	201,914	8,131,077	0.3%
Other Securities		471,079,129	15.1%
Total Industrials		564,998,110	18.3%
Information Technology — (14.7%)
Adtran, Inc.	220,532	5,489,041	0.2%
*# Atheros Communications	156,996	5,246,806	0.2%
* CNET Networks, Inc.	553,785	6,340,838	0.2%
*# Lawson Software, Inc.	562,760	4,907,267	0.2%
*# Microsemi Corp.	202,902	5,559,515	0.2%
*# PMC-Sierra, Inc.	623,954	5,309,849	0.2%
* Quest Software, Inc.	311,330	5,295,723	0.2%
* Skyworks Solutions, Inc.	489,193	5,053,364	0.2%
* Take-Two Interactive Software, Inc.	219,901	5,952,720	0.2%
Other Securities		520,995,704	16.7%
Total Information Technology		570,150,827	18.5%
Materials — (4.3%)
Compass Minerals International, Inc.	93,100	6,796,300	0.2%
Silgan Holdings, Inc.	97,469	5,578,151	0.2%
Other Securities		152,224,871	4.9%
Total Materials		164,599,322	5.3%
Other — (0.0%)
Total Other		1,340	0.0%
Telecommunication Services — (0.8%)
Total Telecommunication Services		29,800,021	1.0%
Utilities — (2.5%)
Total Utilities		96,888,155	3.1%
TOTAL COMMON STOCKS		3,057,946,922	99.1%
PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
Total Health Care		1,386,168	0.1%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		6,588	0.0%

THE U.S. SMALL CAP SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $20,570,000 FNMA 6.50%, 08/01/37, valued at $18,860,072) to be repurchased at $18,582,004	$18,579	$18,579,000	0.6%
SECURITIES LENDING COLLATERAL — (20.4%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $974,257,439 FNMA, rates ranging from 3.500 to 8.000%, maturities ranging from 09/01/17 to 05/01/38, valued at $722,907,624) to be repurchased at $701,989,508	701,852	701,852,062	22.7%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $116,776,750 FNMA, rates ranging from 5.500% to 7.000%, maturities ranging from 10/01/27 to 02/01/48, valued at $91,148,246) to be repurchased at $88,508,827	88,492	88,492,161	2.9%
TOTAL SECURITIES LENDING COLLATERAL		790,344,223	25.6%
TOTAL INVESTMENTS — (100.0%) (Cost $3,869,161,947)		$3,868,262,901	125.4%

See accompanying Notes to Financial Statements.

THE U.S. MICRO CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (80.6%)
Consumer Discretionary — (11.2%)
*# Coinstar, Inc.	260,062	$9,908,362	0.2%
*# TiVo, Inc.	939,095	7,897,789	0.2%
Other Securities		566,453,096	13.4%
Total Consumer Discretionary		584,259,247	13.8%
Consumer Staples — (3.3%)
# Chiquita Brands International, Inc.	414,500	10,088,930	0.3%
* Darling International, Inc.	644,425	10,381,687	0.3%
*# Green Mountain Coffee, Inc.	229,200	9,892,272	0.2%
# Sanderson Farms, Inc.	197,109	9,841,652	0.2%
Other Securities		133,713,139	3.1%
Total Consumer Staples		173,917,680	4.1%
Energy — (4.5%)
* Clayton Williams Energy, Inc.	111,180	10,480,939	0.3%
*# Goodrich Petroleum Corp.	223,100	9,504,060	0.2%
Lufkin Industries, Inc.	106,979	8,534,785	0.2%
*# McMoran Exploration Co.	265,100	8,461,992	0.2%
* NATCO Group, Inc. Class A	170,198	8,045,259	0.2%
* PetroQuest Energy, Inc.	458,562	10,157,148	0.2%
Other Securities		180,476,386	4.3%
Total Energy		235,660,569	5.6%
Financials — (12.2%)
# First Charter Corp.	330,970	10,187,257	0.3%
NBT Bancorp, Inc.	335,433	8,224,817	0.2%
* Stifel Financial Corp.	137,583	7,854,613	0.2%
* World Acceptance Corp.	177,000	7,826,940	0.2%
Other Securities		604,255,237	14.2%
Total Financials		638,348,864	15.1%
Health Care — (12.4%)
* Amsurg Corp.	297,081	8,104,370	0.2%
Analogic Corp.	128,346	8,601,749	0.2%
* eResearch Technology, Inc.	532,178	8,509,526	0.2%
* Incyte Corp.	823,007	7,991,398	0.2%
*# SurModics, Inc.	180,264	8,083,038	0.2%
* TriZetto Group, Inc.	416,255	8,936,995	0.2%
* Wright Medical Group, Inc.	307,377	9,126,023	0.2%
Other Securities		587,113,725	13.9%
Total Health Care		646,466,824	15.3%
Industrials — (14.1%)
*# American Superconductor Corp.	343,974	12,135,403	0.3%
Ameron International Corp.	84,595	9,700,509	0.2%
*# Astec Industries, Inc.	198,740	7,732,973	0.2%
# Badger Meter, Inc.	249,540	12,264,891	0.3%
* EnPro Industries, Inc.	197,900	7,935,790	0.2%
* II-VI, Inc.	217,882	8,521,365	0.2%
* Layne Christensen Co.	159,000	8,129,670	0.2%
Raven Industries, Inc.	349,469	13,192,455	0.3%
* Superior Essex, Inc.	199,863	8,694,041	0.2%

THE U.S. MICRO CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Titan International, Inc.	260,689	$10,305,036	0.3%
Other Securities		633,893,534	14.9%
Total Industrials		732,505,667	17.3%
Information Technology — (16.9%)
* Ansoft Corp.	234,300	8,547,264	0.2%
* Ariba, Inc.	645,220	9,575,065	0.2%
*# Bankrate, Inc.	179,072	9,043,136	0.2%
*# Cabot Microelectronics Corp.	234,301	8,692,567	0.2%
Cognex Corp.	285,198	7,945,616	0.2%
* Cybersource Corp.	466,945	9,063,402	0.2%
* Littlefuse, Inc.	204,498	7,727,979	0.2%
# Maximus, Inc.	212,800	7,824,656	0.2%
* Power Integrations, Inc.	260,001	8,483,833	0.2%
* Sykes Enterprises, Inc.	403,892	8,364,603	0.2%
* Triquint Semiconductor, Inc.	1,347,578	8,974,869	0.2%
* Ultimate Software Group, Inc.	243,491	9,211,265	0.2%
Other Securities		776,936,165	18.4%
Total Information Technology		880,390,420	20.8%
Materials — (3.7%)
# AMCOL International Corp.	281,330	8,681,844	0.2%
Arch Chemicals, Inc.	231,263	8,794,932	0.2%
Royal Gold, Inc.	253,781	7,801,228	0.2%
Other Securities		166,990,069	3.9%
Total Materials		192,268,073	4.5%
Other — (0.0%)
Total Other		8,938	0.0%
Telecommunication Services — (0.9%)
* Premiere Global Services, Inc.	690,525	10,461,454	0.3%
Other Securities		38,127,947	0.9%
Total Telecommunication Services		48,589,401	1.2%
Utilities — (1.4%)
Laclede Group, Inc.	211,400	8,456,000	0.2%
Other Securities		65,426,759	1.5%
Total Utilities		73,882,759	1.7%
TOTAL COMMON STOCKS		4,206,298,247	99.4%
PREFERRED STOCKS — (0.1%)
Health Care — (0.1%)
Total Health Care		4,440,296	0.1%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		74	0.0%
TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	11,417,350	11,417,350	0.3%

THE U.S. MICRO CAP SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (19.1%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $1,165,055,969 FNMA, rates ranging from 4.500% to 8.000%, maturities ranging from 08/01/11 to 05/01/38, valued at $910,637,511) to be repurchased at $884,287,227	$884,114	$884,114,088	20.9%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $186,141,165 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 12/01/18 to 05/01/38 , valued at $115,755,002) to be repurchased at $112,402,691	112,382	112,381,526	2.7%
TOTAL SECURITIES LENDING COLLATERAL		996,495,614	23.6%
TOTAL INVESTMENTS — (100.0%) (Cost $5,350,658,201)		$5,218,651,776	123.4%

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.0%)
COMMON STOCKS — (5.0%)
Australia & New Zealand Banking Group, Ltd.	3,303,028	$68,549,078	0.8%
Commonwealth Bank of Australia	2,106,388	85,313,967	1.0%
National Australia Bank, Ltd.	3,179,770	95,305,976	1.1%
Other Securities		236,639,152	2.6%
TOTAL — AUSTRALIA		485,808,173	5.5%
AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		70,026,299	0.8%
BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		60,354,605	0.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		313	0.0%
TOTAL — BELGIUM		60,354,918	0.7%
CANADA — (5.7%)
COMMON STOCKS — (5.7%)
Barrick Gold Corp.	1,398,132	56,327,721	0.6%
# EnCana Corp.	1,030,498	92,834,014	1.1%
# Petro-Canada	929,700	53,643,016	0.6%
# Sun Life Financial, Inc.	1,300,100	60,516,933	0.7%
Other Securities		295,828,949	3.4%
TOTAL — CANADA		559,150,633	6.4%
DENMARK — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		101,745,214	1.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,378,580	0.0%
TOTAL — DENMARK		103,123,794	1.2%
FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		92,713,863	1.1%
FRANCE — (8.5%)
COMMON STOCKS — (8.4%)
# AXA SA	2,905,543	102,763,174	1.2%
# BNP Paribas SA	1,666,604	171,886,430	2.0%
Compagnie de Saint-Gobain	598,264	48,285,938	0.6%
# Vivendi SA	2,556,392	107,526,605	1.2%
Other Securities		390,990,006	4.3%
TOTAL COMMON STOCKS		821,452,153	9.3%
RIGHTS/WARRANTS — (0.1%)
Other Securities		7,511,957	0.1%
TOTAL — FRANCE		828,964,110	9.4%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (10.9%)
COMMON STOCKS — (10.9%)
Allianz SE	464,749	$87,919,955	1.0%
# Allianz SE Sponsored ADR	2,772,640	52,486,075	0.6%
Daimler AG	1,734,297	131,846,664	1.5%
# Deutsche Bank AG	801,377	85,476,644	1.0%
# Deutsche Telekom AG Sponsored ADR	2,860,650	47,887,281	0.5%
E.ON AG	622,579	132,091,618	1.5%
E.ON AG Sponsored ADR	1,091,708	77,144,891	0.9%
Munchener Rueckversicherungs-Gesellschaft AG	400,549	75,043,050	0.9%
# Volkswagen AG	368,652	101,441,661	1.2%
Other Securities		274,591,637	3.0%
TOTAL — GERMANY		1,065,929,476	12.1%
GREECE — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		18,615,955	0.2%
HONG KONG — (2.7%)
COMMON STOCKS — (2.7%)
Cheung Kong Holdings, Ltd.	3,320,000	51,127,991	0.6%
Hutchison Whampoa, Ltd.	5,108,000	55,252,145	0.6%
Other Securities		156,333,468	1.8%
TOTAL — HONG KONG		262,713,604	3.0%
IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		64,939,114	0.7%
ITALY — (2.2%)
COMMON STOCKS — (2.2%)
# UniCredito Italiano SpA	10,390,107	72,685,576	0.8%
Other Securities		142,805,507	1.7%
TOTAL — ITALY		215,491,083	2.5%
JAPAN — (11.0%)
COMMON STOCKS — (11.0%)
Hitachi, Ltd.	6,815,000	49,087,511	0.6%
Matsushita Electric Industrial Co., Ltd.	1,961,135	44,537,378	0.5%
Millea Holdings, Inc.	1,629,300	67,268,372	0.8%
Other Securities		916,044,367	10.4%
TOTAL — JAPAN		1,076,937,628	12.3%
NETHERLANDS — (5.6%)
COMMON STOCKS — (5.6%)
Aegon NV	3,298,073	50,316,314	0.6%
# ArcelorMittal	1,799,437	178,598,104	2.0%
ING Groep NV	3,203,383	122,320,179	1.4%
Koninklijke Philips Electronics NV	3,067,255	117,828,474	1.3%
Other Securities		78,717,019	0.9%
TOTAL — NETHERLANDS		547,780,090	6.2%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		15,180,104	0.2%
NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		96,852,704	1.1%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$12,645,343	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		41,569	0.0%
TOTAL — PORTUGAL		12,686,912	0.1%
SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
DBS Group Holdings, Ltd.	3,365,500	48,176,499	0.6%
Other Securities		72,481,135	0.8%
TOTAL — SINGAPORE		120,657,634	1.4%
SPAIN — (4.7%)
COMMON STOCKS — (4.7%)
Banco Santander Central Hispano SA	7,329,732	152,898,519	1.7%
# Banco Santander SA Sponsored ADR	3,044,700	63,634,230	0.7%
Repsol YPF SA	1,537,866	63,589,565	0.7%
# Repsol YPF SA Sponsored ADR	1,285,700	53,279,408	0.6%
Other Securities		131,949,312	1.6%
TOTAL — SPAIN		465,351,034	5.3%
SWEDEN — (2.3%)
COMMON STOCKS — (2.3%)
Nordea Bank AB	4,374,518	71,164,594	0.8%
Other Securities		151,922,950	1.7%
TOTAL — SWEDEN		223,087,544	2.5%
SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
Compagnie Financiere Richemont AG Series A	1,125,900	70,175,714	0.8%
Credit Suisse Group AG	1,826,488	93,023,052	1.1%
Swiss Re	747,678	58,112,769	0.7%
Zurich Financial SVCS AG	309,213	90,748,689	1.0%
Other Securities		266,441,470	3.0%
TOTAL COMMON STOCKS		578,501,694	6.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,292,905	0.0%
TOTAL — SWITZERLAND		580,794,599	6.6%
UNITED KINGDOM — (17.5%)
COMMON STOCKS — (17.4%)
Anglo American P.L.C.	1,902,303	129,625,102	1.5%
Aviva P.L.C.	6,768,276	84,583,541	1.0%
# Barclays P.L.C. Sponsored ADR	2,263,390	67,743,263	0.8%
HBOS P.L.C.	8,458,158	67,075,693	0.8%
# HSBC Holdings P.L.C. Sponsored ADR	2,241,143	188,726,652	2.2%
Royal Bank of Scotland Group P.L.C.	26,156,343	118,550,555	1.4%
Royal Dutch Shell P.L.C. ADR	1,052,345	88,112,847	1.0%
Vodafone Group P.L.C.	60,811,202	195,272,492	2.2%
Vodafone Group P.L.C. Sponsored ADR	6,145,818	197,219,300	2.2%
Xstrata P.L.C.	827,417	65,472,658	0.7%
Other Securities		506,860,037	5.7%
TOTAL COMMON STOCKS		1,709,242,140	19.5%
RIGHTS/WARRANTS — (0.1%)
Other Securities		8,865,815	0.1%
TOTAL — UNITED KINGDOM		1,718,107,955	19.6%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $11,465,000 FNMA 5.50%, 02/25/36, valued at $9,022,176) to be repurchased at $8,887,437	$8,886	$8,886,000	0.1%
SECURITIES LENDING COLLATERAL — (11.2%)
@ Repurchase Agreement, Barclays Capital, Inc. 2.30%, 06/02/08 (Collateralized by $592,523,000 FHLMC 4.230%, 05/07/13 & 4.500%, 04/02/14 & FNMA 4.090%, 05/07/13, valued at $602,047,341) to be repurchased at $590,355,087	590,242	590,241,957	6.7%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $238,681,207 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 05/01/22 to 02/01/38 & FNMA, rates ranging from 5.010%(r) to 6.109%(r), maturities ranging from 08/01/12 to 11/01/36, valued at $168,249,256) to be repurchased at $164,982,554	164,950	164,950,251	1.9%
@ Repurchase Agreement, Greenwich Capital Markets 2.33%, 06/02/08 (Collateralized by $369,731,679 FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 01/01/34 to 05/01/38, valued at $354,604,951) to be repurchased at $347,715,754	347,648	347,648,252	4.0%
TOTAL SECURITIES LENDING COLLATERAL		1,102,840,460	12.6%
TOTAL INVESTMENTS — (100.0%) (Cost $8,220,441,858)		$9,796,993,686	111.6%

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (75.8%)
Consumer Discretionary — (16.7%)
Kanto Auto Works, Ltd.	243,500	$3,325,749	0.2%
Kayaba Industry Co., Ltd.	745,000	3,450,781	0.2%
# Matsuya Co., Ltd.	184,600	4,121,891	0.3%
Nissan Shatai Co., Ltd.	524,300	3,777,679	0.3%
# Parco Co., Ltd.	278,300	3,715,858	0.3%
Sumitomo Forestry Co., Ltd.	452,966	3,704,495	0.3%
# Tokyo Style Co., Ltd.	345,700	3,416,166	0.2%
Other Securities		296,332,808	20.1%
Total Consumer Discretionary		321,845,427	21.9%
Consumer Staples — (7.1%)
Heiwado Co., Ltd.	204,100	3,423,609	0.2%
# Itoham Foods, Inc.	711,800	3,600,175	0.2%
Other Securities		129,358,770	8.9%
Total Consumer Staples		136,382,554	9.3%
Energy — (1.1%)
# Modec, Inc.	127,400	4,751,758	0.3%
Other Securities		16,830,590	1.2%
Total Energy		21,582,348	1.5%
Financials — (7.9%)
Kiyo Holdings, Inc.	2,193,900	3,705,671	0.3%
Okasan Holdings, Inc.	562,000	3,393,213	0.2%
Shikoku Bank, Ltd.	762,000	3,492,345	0.2%
# The Bank of Iwate, Ltd.	65,000	4,163,448	0.3%
The Oita Bank, Ltd.	504,900	3,426,155	0.2%
Toho Bank, Ltd.	780,200	3,472,491	0.2%
Urban Corp.	632,800	3,479,949	0.2%
Yamagata Bank, Ltd.	600,500	3,601,249	0.2%
Other Securities		123,798,906	8.6%
Total Financials		152,533,427	10.4%
Health Care — (3.5%)
# Kissei Pharmaceutical Co., Ltd.	191,500	4,295,177	0.3%
Miraca Holdings, Inc.	152,400	3,759,185	0.3%
Mochida Pharmaceutical Co., Ltd.	419,900	4,582,347	0.3%
Nipro Corp.	206,100	3,611,601	0.2%
Rohto Pharmaceutical Co., Ltd.	389,600	4,664,477	0.3%
Other Securities		46,431,638	3.2%
Total Health Care		67,344,425	4.6%
Industrials — (21.2%)
# Asahi Pretec Corp.	123,650	3,790,814	0.3%
# Chudenko Corp.	214,900	3,726,045	0.3%
Daiseki Co., Ltd.	151,263	4,563,165	0.3%
# Fukuyama Transporting Co., Ltd.	936,400	3,472,298	0.2%
# GS Yuasa Corp.	1,282,000	4,842,223	0.3%
# Hanwa Co., Ltd.	745,000	4,735,490	0.3%
Hitachi Transport System, Ltd.	349,600	4,352,616	0.3%
Kyowa Exeo Corp.	354,000	3,489,558	0.2%
# Meitec Corp.	135,600	4,012,362	0.3%
# Miura Co., Ltd.	145,200	3,597,430	0.3%
Nissha Printing Co., Ltd.	105,700	5,457,881	0.4%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Okumura Corp.	770,400	$3,344,589	0.2%
Toyo Engineering Corp.	645,400	3,768,317	0.3%
# Tsubakimoto Chain Co.	594,700	4,008,731	0.3%
Other Securities		349,581,569	23.6%
Total Industrials		406,743,088	27.6%
Information Technology — (9.2%)
# Capcom Co., Ltd.	114,200	3,793,570	0.3%
Hitachi Software Engineering Co., Ltd.	190,300	4,677,741	0.3%
# Hosiden Corp.	249,600	5,371,665	0.4%
*# IT Holdings Corp.	300,901	5,879,872	0.4%
# Koei Co., Ltd.	238,700	3,487,947	0.2%
Other Securities		152,815,057	10.3%
Total Information Technology		176,025,852	11.9%
Materials — (8.6%)
# Daio Paper Corp.	435,500	3,602,592	0.3%
Kureha Corp.	644,500	3,775,622	0.3%
Nifco, Inc.	167,100	3,929,097	0.3%
Nihon Parkerizing Co., Ltd.	235,000	3,641,363	0.3%
Nippon Denko Co., Ltd.	382,000	4,601,520	0.3%
# Sanyo Special Steel Co., Ltd.	568,300	3,804,362	0.3%
Toagosei Co., Ltd.	921,000	3,513,650	0.2%
Yodogawa Steel Works, Ltd.	641,500	3,517,091	0.2%
Other Securities		135,048,641	9.0%
Total Materials		165,433,938	11.2%
Utilities — (0.5%)
Total Utilities		9,335,494	0.6%
TOTAL COMMON STOCKS		1,457,226,553	99.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $810,000 FNMA 4.50%, 10/01/35, valued at $647,095) to be repurchased at $637,103	$637	637,000	0.0%
SECURITIES LENDING COLLATERAL — (24.2%)
@ Repurchase Agreement, Barclays Capital Inc. 2.30%, 06/02/08 (Collateralized by $301,170,000 FHLMC 6.000%, 09/12/17 & FNMA 4.090%, 05/07/13 & 5.300%, 11/27/17, valued at $306,000,140) to be repurchased at $300,057,500	300,000	300,000,000	20.4%
@ Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $64,543,084 FNMA 5.500%, 01/01/36 & 6.000%, 03/01/37, valued at $51,000,001) to be repurchased at $50,009,583	50,000	50,000,000	3.4%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $218,428,193 FNMA, rates ranging from 4.000% to 7.500%, maturities ranging from 06/01/18 to 05/01/38, valued at $117,289,883) to be repurchased at $115,012,600	114,990	114,990,081	7.8%
TOTAL SECURITIES LENDING COLLATERAL		464,990,081	31.6%
TOTAL INVESTMENTS — (100.0%) (Cost $2,071,851,713)		$1,922,853,634	130.6%

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (47.6%)
COMMON STOCKS — (47.5%)
# ABB Grain, Ltd.	773,931	$7,833,003	0.7%
Adelaide Brighton, Ltd.	1,665,138	5,816,982	0.5%
Ansell, Ltd.	722,409	7,602,184	0.7%
# APA Group	1,802,626	4,965,887	0.5%
* Aquila Resources, Ltd.	675,796	10,515,139	1.0%
#* Arrow Energy NL	2,791,043	9,043,466	0.8%
#* Austar United Communications, Ltd.	4,263,702	5,510,441	0.5%
# Australian Infrastructure Fund	2,125,826	5,248,426	0.5%
* Australian Worldwide Exploration, Ltd.	2,316,376	9,510,043	0.9%
# AWB, Ltd.	1,653,727	4,921,441	0.5%
# Bank of Queensland, Ltd.	646,449	9,850,425	0.9%
Beach Petroleum, Ltd.	4,858,687	7,773,939	0.7%
# Bendigo Bank, Ltd.	1,002,163	13,540,297	1.2%
Campbell Brothers, Ltd.	233,818	6,786,460	0.6%
# Centennial Coal Co., Ltd.	1,503,586	7,331,312	0.7%
# ConnectEast Group	6,563,560	7,723,928	0.7%
# David Jones, Ltd.	2,494,873	8,740,484	0.8%
Downer EDI, Ltd.	1,575,768	10,861,742	1.0%
# DUET Group	2,740,293	8,517,222	0.8%
# Dyno Nobel, Ltd.	4,254,624	12,895,860	1.2%
#* Energy World Corp., Ltd.	4,711,617	5,681,995	0.5%
Felix Resources, Ltd.	776,216	17,158,663	1.6%
# Flight Centre, Ltd.	275,063	5,001,276	0.5%
Futuris Corp., Ltd.	3,075,420	5,261,051	0.5%
# Gunns, Ltd.	2,048,449	5,921,242	0.5%
# Iluka Resources, Ltd.	1,969,862	6,942,631	0.6%
# MacArthur Coal, Ltd.	750,573	14,115,994	1.3%
* Midwest Corp., Ltd.	926,668	6,258,326	0.6%
# Monadelphous Group, Ltd.	375,483	4,733,576	0.4%
* Mount Gibson Iron, Ltd.	3,182,221	9,961,662	0.9%
#* Murchison Metals, Ltd.	1,501,421	5,952,910	0.6%
New Hope Corp., Ltd.	3,679,696	18,064,637	1.7%
Nufarm, Ltd.	424,178	6,837,773	0.6%
Pacific Brands, Ltd.	2,599,981	5,276,857	0.5%
#* PanAust, Ltd.	7,257,513	7,391,171	0.7%
Paperlinx, Ltd.	2,219,854	4,800,725	0.4%
* Portman, Ltd.	622,748	10,422,386	1.0%
Primary Health Care, Ltd.	794,538	4,635,982	0.4%
# Ramsay Health Care, Ltd.	505,098	5,304,475	0.5%
# Reece Australia, Ltd.	244,737	5,332,042	0.5%
* Riversdale Mining, Ltd.	789,786	8,165,757	0.8%
#* Sino Gold Mining, Ltd.	886,582	4,795,235	0.4%
Straits Resources, Ltd.	897,132	6,694,269	0.6%
# United Group, Ltd.	468,000	5,928,905	0.6%
#* Western Areas NL	694,336	6,684,792	0.6%
Other Securities		352,738,388	32.1%
TOTAL COMMON STOCKS		705,051,401	64.6%
PREFERRED STOCKS — (0.1%)
Other Securities		735,251	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		198,130	0.0%
TOTAL — AUSTRALIA		705,984,782	64.7%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
CHINA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		$720,793	0.1%
HONG KONG — (12.8%)
COMMON STOCKS — (12.8%)
# Techtronic Industries Co., Ltd.	4,788,500	4,577,613	0.4%
Other Securities		184,817,263	17.0%
TOTAL COMMON STOCKS		189,394,876	17.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		363,047	0.0%
TOTAL — HONG KONG		189,757,923	17.4%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,981	0.0%
NEW ZEALAND — (3.4%)
COMMON STOCKS — (3.4%)
# Fisher & Paykel Healthcare Corp.	2,557,184	4,808,003	0.4%
Sky City Entertainment Group, Ltd.	1,915,616	5,626,864	0.5%
Other Securities		39,863,372	3.7%
TOTAL — NEW ZEALAND		50,298,239	4.6%
SINGAPORE — (9.2%)
COMMON STOCKS — (9.2%)
# Keppel Telecommunications and Transportation, Ltd.	1,982,800	8,004,516	0.7%
Singapore Post, Ltd.	6,425,900	5,141,521	0.5%
Other Securities		123,305,764	11.3%
TOTAL COMMON STOCKS		136,451,801	12.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		425,094	0.0%
TOTAL — SINGAPORE		136,876,895	12.5%
UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		4,617	0.0%
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		132,873	0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $2,705,000 FNMA 5.50%, 02/25/36, valued at $2,128,651) to be repurchased at $2,094,339	$2,094	$2,094,000	0.2%
SECURITIES LENDING COLLATERAL — (26.8%)
@ Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $51,261,249 FNMA 5.500%, 01/01/36, valued at $39,469,712) to be repurchased at $38,703,213	38,696	38,695,796	3.5%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $272,799,535 FNMA, rates ranging from 4.000% to 8.500%, maturities ranging from 07/01/16 to 05/01/38, valued at $213,411,599) to be repurchased at $209,268,031	209,227	209,227,057	19.2%
@ Repurchase Agreement, Greenwich Capital Markets 2.33%, 06/02/08 (Collateralized by $158,050,000 FNMA 5.000%, 05/01/38, valued at $153,004,128) to be repurchased at $150,029,125	150,000	150,000,000	13.8%
TOTAL SECURITIES LENDING COLLATERAL		397,922,853	36.5%
TOTAL INVESTMENTS — (100.0%) (Cost $1,225,921,984)		$1,483,796,956	136.0%

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (95.4%)
Consumer Discretionary — (16.6%)
Game Group P.L.C.	1,483,227	$8,309,721	0.8%
Kesa Electricals P.L.C.	1,663,724	6,699,350	0.6%
Signet Group P.L.C.	6,105,620	7,502,714	0.7%
Taylor Nelson Sofres P.L.C.	1,742,993	8,932,866	0.8%
United Business Media P.L.C.	687,427	8,397,137	0.8%
Other Securities		146,163,568	13.5%
Total Consumer Discretionary		186,005,356	17.2%
Consumer Staples — (3.7%)
Total Consumer Staples		41,018,552	3.8%
Energy — (8.1%)
* Dana Petroleum P.L.C.	335,727	12,182,931	1.1%
Expro International Group P.L.C.	430,747	13,823,301	1.3%
Hunting P.L.C.	477,489	8,281,007	0.8%
* Premier Oil P.L.C.	329,638	11,250,936	1.1%
*# Soco International P.L.C.	289,649	11,042,062	1.0%
* UK Coal P.L.C.	590,118	6,584,587	0.6%
Venture Production P.L.C.	455,259	7,908,708	0.7%
Other Securities		19,419,685	1.8%
Total Energy		90,493,217	8.4%
Financials — (14.5%)
Aberdeen Asset Management P.L.C.	2,541,237	6,993,112	0.6%
Amlin P.L.C.	1,577,391	9,071,300	0.8%
Catlin Group, Ltd.	919,555	7,185,826	0.7%
# Henderson Group P.L.C.	3,020,595	7,654,606	0.7%
Hiscox, Ltd.	1,579,968	7,438,006	0.7%
IG Group Holdings P.L.C.	1,189,807	9,012,448	0.8%
Intermediate Capital Group P.L.C.	289,022	9,140,591	0.8%
Other Securities		106,227,504	10.0%
Total Financials		162,723,393	15.1%
Health Care — (2.8%)
SSL International P.L.C.	766,671	7,326,827	0.7%
Other Securities		23,991,943	2.2%
Total Health Care		31,318,770	2.9%
Industrials — (34.0%)
Aggreko P.L.C.	811,373	9,726,105	0.9%
Arriva P.L.C.	631,439	8,011,488	0.7%
Atkins WS P.L.C.	437,924	8,947,011	0.8%
Babcock International Group P.L.C.	877,825	10,858,106	1.0%
Carillion P.L.C.	1,537,838	10,513,567	1.0%
Charter P.L.C.	626,781	11,268,512	1.0%
Cookson Group P.L.C.	804,036	11,637,589	1.1%
Davis Service Group P.L.C.	689,742	6,709,180	0.6%
De La Rue P.L.C.	621,139	11,702,907	1.1%
Enodis P.L.C.	1,614,673	9,732,821	0.9%
Forth Ports P.L.C.	184,302	7,609,993	0.7%
Homeserve P.L.C.	234,574	8,489,444	0.8%
IMI P.L.C.	925,815	9,425,851	0.9%
Intertek Group P.L.C.	605,784	12,282,503	1.1%
Michael Page International P.L.C.	1,271,159	7,207,234	0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
National Express Group P.L.C.	407,264	$7,377,683	0.7%
* Qinetiq P.L.C.	1,727,314	7,091,717	0.7%
Regus Group P.L.C.	3,802,559	7,749,855	0.7%
SIG P.L.C.	479,728	7,012,381	0.7%
Spirax-Sarco Engineering P.L.C.	313,271	7,106,281	0.7%
The Weir Group P.L.C.	839,729	15,011,840	1.4%
Travis Perkins P.L.C.	422,110	6,989,749	0.7%
Ultra Electronics Holdings P.L.C.	274,839	6,657,129	0.6%
VT Group P.L.C.	696,523	9,026,550	0.8%
Other Securities		161,561,478	14.9%
Total Industrials		379,706,974	35.2%
Information Technology — (11.0%)
ARM Holdings P.L.C.	4,257,440	8,744,076	0.8%
Aveva Group P.L.C.	283,341	8,368,154	0.8%
Laird P.L.C.	717,459	7,053,719	0.7%
Rotork P.L.C.	362,996	8,169,419	0.8%
Spectris P.L.C.	499,879	7,669,330	0.7%
Other Securities		82,588,774	7.5%
Total Information Technology		122,593,472	11.3%
Materials — (3.2%)
Croda International P.L.C.	498,679	6,520,459	0.6%
Other Securities		29,211,735	2.7%
Total Materials		35,732,194	3.3%
Telecommunication Services — (0.9%)
Total Telecommunication Services		9,887,767	0.9%
Utilities — (0.6%)
Total Utilities		6,378,048	0.6%
TOTAL COMMON STOCKS		1,065,857,743	98.7%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		252,734	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $2,810,000 FHLMC 5.875%, 05/15/16, valued at $1,715,587) to be repurchased at $1,689,273	$1,689	1,689,000	0.2%
SECURITIES LENDING COLLATERAL — (4.5%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $62,567,829 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 12/01/21 to 01/01/38, valued at $50,857,918) to be repurchased at $49,870,468	49,861	49,860,704	4.6%
TOTAL INVESTMENTS — (100.0%) (Cost $939,185,651)		$1,117,660,181	103.5%

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (2.2%)
COMMON STOCKS — (2.2%)
Andritz AG	107,548	$7,271,603	0.3%
Other Securities		56,203,497	2.5%
TOTAL — AUSTRIA		63,475,100	2.8%
BELGIUM — (3.1%)
COMMON STOCKS — (3.1%)
Ackermans & Van Haaren	84,298	9,233,050	0.4%
# Bekaert SA	58,440	9,390,711	0.4%
Other Securities		71,306,302	3.2%
TOTAL COMMON STOCKS		89,930,063	4.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		9,574	0.0%
TOTAL — BELGIUM		89,939,637	4.0%
DENMARK — (2.2%)
COMMON STOCKS — (2.2%)
Other Securities		65,963,495	2.9%
FINLAND — (5.2%)
COMMON STOCKS — (5.2%)
Elisa Oyj	310,427	6,921,474	0.3%
KCI Konecranes Oyj	251,100	11,519,353	0.5%
# Nokian Renkaat Oyj	377,280	19,488,258	0.9%
YIT Oyj	290,790	8,551,564	0.4%
Other Securities		105,666,447	4.7%
TOTAL — FINLAND		152,147,096	6.8%
FRANCE — (10.5%)
COMMON STOCKS — (10.5%)
# Arkema	205,315	13,114,887	0.6%
# Bourbon SA	151,879	10,480,472	0.5%
Establissements Maurel et Prom	304,876	7,625,535	0.3%
Nexans SA	95,135	12,975,038	0.6%
# SCOR SE	276,843	6,988,834	0.3%
# Teleperformance SA	162,718	6,895,239	0.3%
* UbiSoft Entertainment SA	100,941	9,785,713	0.4%
Valeo SA	220,648	8,800,490	0.4%
Other Securities		231,333,647	10.3%
TOTAL COMMON STOCKS		307,999,855	13.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		16,197	0.0%
TOTAL — FRANCE		308,016,052	13.7%
GERMANY — (11.9%)
COMMON STOCKS — (11.9%)
# Bilfinger Berger AG	134,277	12,346,657	0.6%
# Lanxess AG	225,235	10,155,259	0.5%
MTU Aero Engines Holding AG	168,097	7,254,614	0.3%
MVV Energie AG	140,767	6,819,425	0.3%
# Norddeutsche Affinerie AG	155,196	7,425,376	0.3%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
*# QIAGEN NV	521,102	$10,434,990	0.5%
*# REpower Systems AG	21,093	6,851,351	0.3%
# Rheinmetall AG	110,565	8,756,152	0.4%
# Rhoen-Klinikum AG	293,208	9,042,433	0.4%
* SGL Carbon AG	224,335	16,588,313	0.7%
# Stada Arzneimittel AG	178,386	11,759,669	0.5%
Wincor Nixdorf AG	115,500	9,164,668	0.4%
Other Securities		232,136,465	10.4%
TOTAL — GERMANY		348,735,372	15.6%
GREECE — (3.6%)
COMMON STOCKS — (3.6%)
Bank of Greece	60,332	8,645,809	0.4%
Other Securities		95,607,711	4.3%
TOTAL — GREECE		104,253,520	4.7%
IRELAND — (2.7%)
COMMON STOCKS — (2.7%)
DCC P.L.C.	318,216	7,405,168	0.3%
* Dragon Oil P.L.C.	1,481,861	15,289,406	0.7%
IAWS Group P.L.C.	361,987	8,822,282	0.4%
Other Securities		49,214,813	2.2%
TOTAL — IRELAND		80,731,669	3.6%
ITALY — (6.6%)
COMMON STOCKS — (6.6%)
* Impregilo SpA	1,215,577	7,492,033	0.3%
# Societe Cattolica di Assicurazoni Scrl SpA	156,803	7,731,261	0.4%
Other Securities		177,955,486	7.9%
TOTAL COMMON STOCKS		193,178,780	8.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		96,117	0.0%
TOTAL — ITALY		193,274,897	8.6%
NETHERLANDS — (6.0%)
COMMON STOCKS — (6.0%)
# Aalberts Industries NV	365,614	8,025,840	0.4%
Boskalis Westminster CVA	137,027	8,315,306	0.4%
Imtech NV	256,265	7,191,040	0.3%
Koninklijke Bam Groep NV	428,118	10,001,024	0.5%
Nutreco Holding NV	143,491	10,423,358	0.5%
Sligro Food Group NV	154,740	6,803,662	0.3%
*# Tele Atlas NV	351,470	16,400,618	0.7%
Other Securities		107,421,730	4.7%
TOTAL — NETHERLANDS		174,582,578	7.8%
NORWAY — (2.9%)
COMMON STOCKS — (2.9%)
Other Securities		86,466,467	3.9%
PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		31,179,510	1.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		33,198	0.0%
TOTAL — PORTUGAL		31,212,708	1.4%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SPAIN — (4.5%)
COMMON STOCKS — (4.5%)
# SOS Cuetara SA	356,909	$7,858,274	0.4%
Other Securities		124,553,482	5.5%
TOTAL COMMON STOCKS		132,411,756	5.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		55,758	0.0%
TOTAL — SPAIN		132,467,514	5.9%
SWEDEN — (3.9%)
COMMON STOCKS — (3.9%)
Other Securities		113,006,236	5.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		258	0.0%
TOTAL — SWEDEN		113,006,494	5.0%
SWITZERLAND — (9.4%)
COMMON STOCKS — (9.4%)
Bank Sarasin & Cie Series B	177,800	8,755,911	0.4%
Bucher Industries AG	33,489	8,774,660	0.4%
Clariant AG	779,419	8,703,852	0.4%
Kuoni Reisen Holding AG	13,594	7,266,704	0.3%
Lonza Group AG	81,418	11,283,760	0.5%
PSP Swiss Property AG	145,325	8,968,780	0.4%
Romande Energie Holding SA	2,839	6,917,172	0.3%
Sulzer AG	66,285	8,921,887	0.4%
Valiant Holding AG	59,231	11,052,838	0.5%
Other Securities		193,698,351	8.6%
TOTAL COMMON STOCKS		274,343,915	12.2%
PREFERRED STOCKS — (0.0%)
Other Securities		1,796,635	0.1%
TOTAL — SWITZERLAND		276,140,550	12.3%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $14,335,000 FHLMC 6.50%, 09/01/37, valued at $13,666,563) to be repurchased at $13,466,177	$13,464	$13,464,000	0.6%
SECURITIES LENDING COLLATERAL — (23.7%)
@ Repurchase Agreement, Barclays Capital, Inc. 2.30%, 06/02/08 (Collateralized by $278,630,000 FNMA 5.300%, 11/27/17, valued at $283,280,799) to be repurchased at $277,778,671	277,725	277,725,440	12.4%
@ Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $94,063,628 FNMA 5.500%, 01/01/36 & 5.500%, 07/01/37, valued at $78,065,454) to be repurchased at $76,549,427	76,535	76,534,758	3.4%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $31,937,513 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 04/01/18 to 06/01/38, valued at $12,066,790) to be repurchased at $11,832,503	11,830	11,830,186	0.5%
@ Repurchase Agreement, Merrill Lynch 2.36%, 06/02/08 (Collateralized by $753,874,644 FNMA, rates ranging from 4.722%(y) to 6.596%(y), maturities ranging from 04/01/33 to 01/01/41, valued at $336,601,663) to be repurchased at $330,064,900	330,000	330,000,000	14.7%
TOTAL SECURITIES LENDING COLLATERAL		696,090,384	31.0%
TOTAL INVESTMENTS — (100.0%) (Cost $2,239,763,097)		$2,929,967,533	130.6%

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (84.2%)
Consumer Discretionary — (7.4%)
Astral Media, Inc. Class A	141,347	$4,914,995	1.1%
# Corus Entertainment, Inc. Class B	207,300	4,068,388	0.9%
* RONA, Inc.	335,285	4,160,692	0.9%
Other Securities		25,850,454	5.8%
Total Consumer Discretionary		38,994,529	8.7%
Consumer Staples — (2.8%)
# Rothmans, Inc.	165,500	4,269,087	1.0%
* Saskatchewan Wheat Pool, Inc.	289,900	3,968,035	0.9%
Other Securities		6,583,762	1.4%
Total Consumer Staples		14,820,884	3.3%
Energy — (20.5%)
*# Birchcliff Energy, Ltd.	237,100	2,927,956	0.7%
* Compton Petroleum Corp.	248,900	2,843,212	0.6%
*# Denison Mines Corp.	427,831	3,552,341	0.8%
* Duvernay Oil Corp.	92,800	5,276,039	1.2%
Ensign Energy Services, Inc.	216,000	4,823,913	1.1%
* Galleon Energy, Inc. Class A	166,637	2,929,900	0.7%
* Iteration Energy, Ltd.	413,600	3,163,607	0.7%
* Nuvista Energy, Ltd.	189,021	3,538,437	0.8%
Savanna Energy Services Corp.	152,213	3,279,871	0.7%
ShawCor, Ltd.	145,700	5,083,956	1.1%
Trican Well Service, Ltd.	233,271	5,026,502	1.1%
* Uranium One, Inc.	699,700	3,506,950	0.8%
* UTS Energy Corp.	636,800	3,589,050	0.8%
Other Securities		58,734,664	13.0%
Total Energy		108,276,398	24.1%
Financials — (4.8%)
AGF Management, Ltd. Class B	245,696	5,625,588	1.3%
# Canadian Western Bank	150,800	3,955,161	0.9%
Home Capital Group, Inc.	78,100	3,065,519	0.7%
# Laurentian Bank of Canada	67,800	2,900,743	0.6%
Other Securities		9,966,137	2.2%
Total Financials		25,513,148	5.7%
Health Care — (4.4%)
# Biovail Corp.	302,520	3,519,657	0.8%
* MDS, Inc.	391,708	7,360,294	1.7%
Other Securities		12,167,350	2.6%
Total Health Care		23,047,301	5.1%
Industrials — (9.0%)
Methanex Corp.	166,100	4,694,130	1.1%
Ritchie Brothers Auctioneers, Inc.	118,200	3,259,541	0.7%
# Russel Metals, Inc.	161,700	4,945,716	1.1%
* Silver Standard Resources, Inc.	155,992	4,648,675	1.0%
* Stantec, Inc.	115,500	3,371,075	0.8%
# Toromont Industries, Ltd.	164,200	5,050,274	1.1%
Transcontinental, Inc. Class A	187,328	3,403,050	0.8%
Other Securities		17,978,775	4.0%
Total Industrials		47,351,236	10.6%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (6.0%)
* Celestica, Inc.	572,107	$5,055,454	1.1%
* MacDonald Dettweiler & Associates, Ltd.	81,900	3,501,522	0.8%
*# Open Text Corp.	129,400	4,623,289	1.0%
Quebecor, Inc. Class B	106,193	3,357,007	0.8%
Other Securities		15,189,570	3.4%
Total Information Technology		31,726,842	7.1%
Materials — (28.2%)
* Eastern Platinum, Ltd.	1,756,190	4,931,331	1.1%
* Eldorado Gold Corp.	779,895	6,318,594	1.4%
* Equinox Minerals, Ltd.	672,690	3,114,306	0.7%
* FNX Mining Co., Inc.	212,706	4,998,677	1.1%
Harry Winston Diamond Corp.	155,000	4,615,992	1.0%
* HudBay Minerals, Inc.	341,600	6,016,506	1.3%
IAMGOLD Corp.	839,800	4,978,283	1.1%
* Major Drilling Group International, Inc.	59,500	3,293,579	0.7%
Nova Chemicals Corp.	219,600	5,949,710	1.3%
* Pan Amer Silver Corp.	98,200	3,254,555	0.7%
* Quadra Mining, Ltd.	145,950	3,349,094	0.8%
Silvercorp Metals, Inc.	376,500	2,864,674	0.6%
*# Thompson Creek Metals Company, Inc.	239,300	5,238,300	1.2%
*# Timminco, Ltd.	200,700	6,160,779	1.4%
West Fraser Timber Co., Ltd.	96,916	3,449,023	0.8%
Other Securities		80,676,210	18.1%
Total Materials		149,209,613	33.3%
Telecommunication Services — (0.0%)
Total Telecommunication Services		90,580	0.0%
Utilities — (1.1%)
Total Utilities		6,082,495	1.4%
TOTAL COMMON STOCKS		445,113,026	99.3%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		241,099	0.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $6,540,000 FHLMC 6.275%(r), 09/01/36, valued at $5,087,690) to be repurchased at $5,010,810	$5,010	$5,010,000	1.1%
SECURITIES LENDING COLLATERAL — (14.8%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $116,882,321 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 11/01/35 to 03/01/38; FNMA, rates ranging from 4.115%(r) to 5.856%(r), maturities ranging from 12/14/08 to 03/01/38, valued at $79,664,842) to be repurchased at $78,118,081	78,103	78,102,786	17.4%
TOTAL INVESTMENTS — (100.0%) (Cost $528,818,723)		$528,466,911	117.9%

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		$13,061,779	0.4%
BRAZIL — (11.6%)
COMMON STOCKS — (2.9%)
Companhia Siderurgica Nacional SA	502,476	24,498,215	0.7%
Petroleo Brasilerio SA ADR (71654V101)	363,200	21,951,808	0.7%
Petroleo Brasilerio SA ADR (71654V408)	265,800	18,738,900	0.6%
Other Securities		39,228,835	1.1%
TOTAL COMMON STOCKS		104,417,758	3.1%
PREFERRED STOCKS — (8.7%)
Banci Itau Holding Financeira SA	1,205,700	37,064,248	1.1%
Banco Bradesco SA	1,763,841	42,531,721	1.3%
# Companhia de Bebidas das Americas Preferred ADR	382,700	26,280,009	0.8%
Companhia Vale do Rio Doce Series A	2,323,591	77,457,795	2.3%
Gerdau SA	378,134	19,035,728	0.6%
Usinas Siderurgicas de Minas Gerais SA Series A	337,962	18,181,171	0.6%
Other Securities		97,445,889	2.9%
TOTAL PREFERRED STOCKS		317,996,561	9.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,022	0.0%
TOTAL — BRAZIL		422,421,341	12.7%
CHILE — (3.2%)
COMMON STOCKS — (3.2%)
Banco Santander Chile SA ADR	295,998	15,391,896	0.5%
Empresa Nacional de Electricidad SA Sponsored ADR	514,018	26,189,217	0.8%
# Sociedad Quimica y Minera de Chile SA Sponsored ADR	613,000	20,866,520	0.6%
Other Securities		54,785,133	1.6%
TOTAL COMMON STOCKS		117,232,766	3.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		110,949	0.0%
TOTAL — CHILE		117,343,715	3.5%
CHINA — (8.0%)
COMMON STOCKS — (8.0%)
China Construction Bank Corp.	20,375,000	18,191,369	0.6%
*# China Life Insurance Co., Ltd. ADR	337,222	20,351,348	0.6%
China Mobile, Ltd. Sponsored ADR	564,277	41,638,000	1.3%
# CNOOC, Ltd. ADR	128,476	22,777,510	0.7%
* Industrial and Commercial Bank of China (Asia), Ltd.	30,590,000	22,912,249	0.7%
# PetroChina Co., Ltd. ADR	154,573	22,034,381	0.7%
Other Securities		143,646,198	4.2%
TOTAL — CHINA		291,551,055	8.8%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
CZECH REPUBLIC — (1.4%)
COMMON STOCKS — (1.4%)
CEZ A.S.	381,144	$31,488,292	0.9%
Other Securities		19,251,667	0.6%
TOTAL — CZECH REPUBLIC		50,739,959	1.5%
HUNGARY — (1.4%)
COMMON STOCKS — (1.4%)
*# MOL Hungarian Oil & Gas NYRT	168,429	25,355,807	0.8%
*# OTP Bank NYRT	320,801	14,465,920	0.4%
Other Securities		10,069,031	0.3%
TOTAL — HUNGARY		49,890,758	1.5%
INDIA — (10.5%)
COMMON STOCKS — (10.5%)
Hindustan Unilever, Ltd.	2,562,524	14,295,246	0.4%
ICICI Bank Sponsored ADR	629,447	23,749,035	0.7%
Infosys Technologies, Ltd.	657,429	30,453,727	0.9%
ITC, Ltd.	3,314,510	17,001,526	0.5%
Larsen & Toubro, Ltd.	216,588	15,175,761	0.5%
Reliance Communications, Ltd.	1,071,955	14,533,262	0.4%
Reliance Industries, Ltd.	1,030,847	58,269,610	1.8%
Other Securities		207,871,507	6.3%
TOTAL COMMON STOCKS		381,349,674	11.5%
PREFERRED STOCKS — (0.0%)
Other Securities		1,722,934	0.0%
TOTAL — INDIA		383,072,608	11.5%
INDONESIA — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		64,731,913	1.9%
ISRAEL — (3.9%)
COMMON STOCKS — (3.9%)
Israel Chemicals, Ltd.	1,271,740	29,352,327	0.9%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,322,025	60,456,203	1.8%
Other Securities		54,242,849	1.6%
TOTAL — ISRAEL		144,051,379	4.3%
MALAYSIA — (4.2%)
COMMON STOCKS — (4.2%)
Other Securities		154,774,590	4.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		239,574	0.0%
TOTAL — MALAYSIA		155,014,164	4.7%
MEXICO — (8.5%)
COMMON STOCKS — (8.5%)
America Movil S.A.B. de C.V. Series L	20,736,559	61,809,602	1.9%
America Movil S.A.B. de C.V. Series L ADR	376,240	22,487,865	0.7%
# Cemex S.A.B. de C.V. Sponsored ADR	771,224	21,933,611	0.7%
Grupo Mexico S.A.B. de C.V. Series B	1,992,574	14,925,431	0.5%
# Telefonos de Mexico S.A.B. de C.V.	10,416,800	21,540,792	0.7%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Wal-Mart de Mexico S.A.B. de C.V. Series V	5,958,558	$26,340,829	0.8%
Other Securities		140,217,220	4.0%
TOTAL — MEXICO		309,255,350	9.3%
PHILIPPINES — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		22,300,173	0.7%
POLAND — (1.6%)
COMMON STOCKS — (1.6%)
Bank Pekao SA	163,030	14,171,204	0.4%
Other Securities		43,241,201	1.3%
TOTAL — POLAND		57,412,405	1.7%
SOUTH AFRICA — (10.5%)
COMMON STOCKS — (10.5%)
Anglo American Platinum Corp., Ltd.	143,540	25,009,513	0.8%
ArcelorMittal South Africa, Ltd.	459,163	15,060,405	0.5%
Impala Platinum Holdings, Ltd.	749,481	32,003,769	1.0%
MTN Group, Ltd.	2,592,990	51,844,934	1.6%
Sasol, Ltd. Sponsored ADR	1,029,100	64,730,390	1.9%
Standard Bank Group, Ltd.	1,797,036	19,622,305	0.6%
Other Securities		174,376,844	5.1%
TOTAL — SOUTH AFRICA		382,648,160	11.5%
SOUTH KOREA — (10.3%)
COMMON STOCKS — (10.3%)
# Hyundai Heavy Industries Co., Ltd.	49,890	18,187,519	0.6%
POSCO	46,060	25,174,520	0.8%
Samsung Electronics Co., Ltd.	97,139	69,922,372	2.1%
Other Securities		261,991,991	7.8%
TOTAL COMMON STOCKS		375,276,402	11.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8,453	0.0%
TOTAL — SOUTH KOREA		375,284,855	11.3%
TAIWAN — (9.8%)
COMMON STOCKS — (9.8%)
Cathay Financial Holdings Co., Ltd.	8,465,487	21,656,606	0.7%
Hon Hai Precision Industry Co., Ltd.	5,183,007	29,336,784	0.9%
Nan Ya Plastic Corp.	6,878,218	15,952,730	0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	22,163,693	48,469,267	1.5%
Other Securities		243,508,896	7.2%
TOTAL — TAIWAN		358,924,283	10.8%
THAILAND — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		52,668,442	1.6%
TURKEY — (1.6%)
COMMON STOCKS — (1.6%)
Other Securities		56,876,864	1.7%

THE EMERGING MARKETS SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $14,160,000 FHLMC 6.584%(r), 03/01/37, valued at $11,443,190) to be repurchased at $11,273,822	$11,272	$11,272,000	0.3%
SECURITIES LENDING COLLATERAL — (9.0%)
@ Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $111,122,484 FHLMC 6.000%, 10/01/37 & FNMA 6.000%, 03/01/37, valued at $102,000,000) to be repurchased at $100,019,167	100,000	100,000,000	3.0%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $252,584,345 FHLMC, rates ranging from 4.831%(r) to 6.500%, maturities ranging from 11/01/16 to 04/01/38 & FNMA, rates ranging from 4.907%(r) to 5.661%(r), maturities ranging from 01/01/36 to 03/01/48, valued at $230,559,371) to be repurchased at $226,082,865	226,039	226,038,599	6.8%
TOTAL SECURITIES LENDING COLLATERAL		326,038,599	9.8%
TOTAL INVESTMENTS — (100.0%) (Cost $2,076,501,517)		$3,644,559,802	109.5%

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$3,554,296	0.3%
BRAZIL — (10.8%)
COMMON STOCKS — (2.0%)
* Magnesita Refratarios SA	441,453	6,391,782	0.5%
Perdigao SA	370,174	11,948,438	0.9%
# Perdigao SA ADR	71,200	4,677,840	0.4%
Other Securities		5,902,201	0.4%
TOTAL COMMON STOCKS		28,920,261	2.2%
PREFERRED STOCKS — (8.8%)
# Braskem SA Preferred A Sponsored ADR	301,000	4,897,270	0.4%
Companhia Paranaense de Energia-Copel Series B	478,800	8,766,470	0.7%
Duratex SA	370,000	8,416,846	0.6%
Eletropaulo Metropolita SA Preferred A	278,400	5,437,915	0.4%
Klabin SA	2,872,600	11,356,175	0.9%
* Net Servicos de Comunicacao SA	400,902	5,782,454	0.4%
Sadia SA	1,138,000	9,627,347	0.7%
# Sadia SA ADR	300,000	7,647,000	0.6%
Suzano Papel e Celullose SA	617,034	11,380,891	0.9%
Suzano Petroquimica SA	531,705	3,625,336	0.3%
Ultrapar Participacoes SA	285,340	11,403,074	0.9%
# Votorantim Celulose e Papel SA Sponsored ADR	155,700	5,240,862	0.4%
Other Securities		38,344,010	2.8%
TOTAL PREFERRED STOCKS		131,925,650	10.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		16,717	0.0%
TOTAL — BRAZIL		160,862,628	12.2%
CHILE — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		19,538,543	1.5%
CHINA — (9.0%)
COMMON STOCKS — (9.0%)
# Chaoda Modern Agriculture	6,897,631	9,721,743	0.8%
# China Yurun Food Group, Ltd.	2,622,000	4,153,019	0.3%
*# CITIC Resources Holdings, Ltd.	7,444,000	4,234,995	0.3%
CNPC (Hong Kong), Ltd.	9,930,000	5,220,826	0.4%
# Hopson Development Holdings, Ltd.	2,026,000	4,329,502	0.3%
# Li Ning Co., Ltd.	2,389,000	6,729,706	0.5%
Shenzhen Investment, Ltd.	8,796,000	3,636,558	0.3%
Shougang Concord International Enterprises Co., Ltd.	11,314,100	4,042,507	0.3%
TPV Technology, Ltd.	5,356,000	3,299,104	0.3%
# Xinao Gas Holdings, Ltd.	2,178,000	3,520,821	0.3%
Other Securities		85,963,143	6.5%
TOTAL COMMON STOCKS		134,851,924	10.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,695	0.0%
TOTAL — CHINA		134,859,619	10.3%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HUNGARY — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		$6,901,734	0.5%
INDIA — (9.9%)
COMMON STOCKS — (9.9%)
* REI Agro, Ltd.	107,592	4,142,952	0.3%
Other Securities		143,296,241	11.0%
TOTAL COMMON STOCKS		147,439,193	11.3%
PREFERRED STOCKS — (0.0%)
Other Securities		85,079	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,871	0.0%
TOTAL — INDIA		147,531,143	11.3%
INDONESIA — (3.0%)
COMMON STOCKS — (3.0%)
* PT Timah Tbk	1,394,500	5,084,349	0.4%
Other Securities		39,346,857	3.0%
TOTAL COMMON STOCKS		44,431,206	3.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		118,432	0.0%
TOTAL — INDONESIA		44,549,638	3.4%
ISRAEL — (2.5%)
COMMON STOCKS — (2.5%)
Other Securities		37,557,971	2.9%
MALAYSIA — (6.3%)
COMMON STOCKS — (6.3%)
Other Securities		94,196,658	7.2%
PREFERRED STOCKS — (0.0%)
Other Securities		25,124	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		227,671	0.0%
TOTAL — MALAYSIA		94,449,453	7.2%
MEXICO — (5.6%)
COMMON STOCKS — (5.6%)
Consorcio ARA S.A.B. de C.V.	4,374,400	4,895,910	0.4%
# Controladora Comercial Mexicana S.A.B. de C.V. Series B	2,191,700	6,815,281	0.5%
*# Corporacion GEO S.A.B. de C.V. Series B	2,382,300	9,317,095	0.7%
Embotelladora Arca S.A.B. de C.V., Mexico	1,909,100	7,270,331	0.6%
*# Empresas ICA S.A.B. de C.V.	1,463,608	9,828,584	0.8%
*# Gruma S.A.B. de C.V. Series B	1,253,432	3,766,479	0.3%
Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	107,300	3,796,274	0.3%
Grupo Aeroportuario del Sureste S.A.B. de C.V.	707,000	3,615,259	0.3%
Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	4,441,009	0.3%
*# Industrias CH S.A.B. de C.V. Series B	1,560,148	8,012,621	0.6%
# TV Azteca S.A. de C.V. Series A	6,581,300	4,464,190	0.3%
Other Securities		17,516,200	1.3%
TOTAL COMMON STOCKS		83,739,233	6.4%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$21,016	0.0%
TOTAL — MEXICO		83,760,249	6.4%
PHILIPPINES — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		15,562,832	1.2%
POLAND — (3.5%)
COMMON STOCKS — (3.5%)
Asseco Poland SA	219,423	6,367,962	0.5%
* Echo Investment SA	1,181,980	3,515,315	0.3%
Orbis SA	161,652	4,018,902	0.3%
Other Securities		38,891,127	2.9%
TOTAL — POLAND		52,793,306	4.0%
SOUTH AFRICA — (7.5%)
COMMON STOCKS — (7.5%)
Aeci, Ltd.	489,937	4,381,075	0.3%
Dimension Data Holdings P.L.C.	3,458,471	3,585,551	0.3%
Grindrod, Ltd.	1,331,239	4,632,918	0.4%
* Highveld Steel & Vanadilum Corp., Ltd.	216,434	5,082,961	0.4%
Illovo Sugar, Ltd.	1,027,149	4,171,034	0.3%
* Metorex, Ltd.	1,453,388	4,582,016	0.4%
Metropolitan Holdings, Ltd.	2,416,923	3,920,600	0.3%
Reunert, Ltd.	470,345	3,429,523	0.3%
The Spar Group, Ltd.	655,748	4,475,854	0.3%
Other Securities		72,995,219	5.5%
TOTAL — SOUTH AFRICA		111,256,751	8.5%
SOUTH KOREA — (9.6%)
COMMON STOCKS — (9.6%)
Other Securities		143,426,796	10.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		95,139	0.0%
TOTAL — SOUTH KOREA		143,521,935	10.9%
TAIWAN — (11.2%)
COMMON STOCKS — (11.2%)
Other Securities		167,287,665	12.7%
THAILAND — (2.7%)
COMMON STOCKS — (2.7%)
Other Securities		40,091,913	3.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		89,453	0.0%
TOTAL — THAILAND		40,181,366	3.1%
TURKEY — (2.6%)
COMMON STOCKS — (2.6%)
Other Securities		38,902,798	3.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $6,920,000 FNMA 5.50%, 02/25/36, valued at $5,445,570) to be repurchased at $5,364,867	$5,364	$5,364,000	0.4%
SECURITIES LENDING COLLATERAL — (12.3%)
@ Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $109,581,465 FHLMC 6.000%, 10/01/37 & GNMA 6.000%, 12/20/36, valued at $102,000,000) to be repurchased at $100,019,167	100,000	100,000,000	7.6%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $106,376,935 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 03/01/36 to 04/01/38 & FNMA, rates ranging from 3.868% to 5.931%(r), maturities ranging from12/01/35 to 05/01/36, valued at $85,841,055) to be repurchased at $84,174,377	84,158	84,157,896	6.4%
TOTAL SECURITIES LENDING COLLATERAL		184,157,896	14.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,178,816,954)		$1,492,593,823	113.8%

See accompanying Notes to Financial Statements.

THE DFA ONE-YEAR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (16.0%)
Federal Farm Credit Bank 2.750%, 05/04/10	$83,000	$82,395,594
Federal Home Loan Bank 2.750%, 03/12/10	20,980	20,844,071
4.375%, 03/17/10	55,000	56,211,540
2.375%, 04/30/10	112,000	110,394,032
4.875%, 05/14/10	58,200	60,071,188
Federal Home Loan Mortgage Corporation 2.875%, 04/30/10	136,000	135,291,712
Federal National Mortgage Association 2.375%, 05/20/10	100,000	98,561,100
TOTAL AGENCY OBLIGATIONS		563,769,237
BONDS — (17.5%)
American Express Centurion Floating Rate Note (r) 5.561%, 06/12/09	91,700	90,992,810
Bank of New York Mellon Corp. Floating Rate Note (r) 3.495%, 02/05/10	89,000	88,955,055
Citigroup Funding, Inc. Floating Rate Note (r) 5.449%, 10/22/09	85,400	84,406,798
Deutsche Bank Financial Floating Rate Note (r) 5.370%, 07/30/09	63,000	62,975,430
General Electric Capital Corp. Floating Rate Note (r) 5.360%, 10/24/08	9,500	9,489,103
(r) 5.390%, 01/05/09	10,385	10,382,580
Hewlett-Packard Co. Floating Rate Note (r) 5.370%, 06/15/09	38,000	37,879,768
IBM International Group Floating Rate Note (r) 3.584%, 07/29/09	44,200	44,306,080
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	92,000	91,758,500
Wachovia Corp. Floating Rate Note (r) 5.465%, 11/24/09	93,000	92,007,039
Western Corp. Credit Union Floating Rate Note (r) 5.340%, 09/25/08	5,000	4,990,380
TOTAL BONDS		618,143,543

	Face Amount	Value†
	(000)
CERTIFICATES OF DEPOSIT INTEREST BEARING — (7.5%)
Barclays Bank 2.680%, 07/01/08	$86,000	$86,000,000
2.800%, 07/31/08	15,000	15,000,000
Royal Bank of Canada 2.490%, 06/18/08	10,000	10,000,000
2.540%, 08/12/08	60,000	60,000,000
2.520%, 08/14/08	32,500	32,500,000
Svenska Handelsbanken 2.650%, 07/07/08	63,000	63,000,000
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		266,500,000
COMMERCIAL PAPER — (58.6%)
Abbey National North America 2.520%, 08/18/08	104,000	103,401,418
Allianz Finance Corp. 2.420%, 06/02/08	86,600	86,583,546
2.500%, 07/08/08	17,000	16,955,837
Archer-Daniels-Midland Co. 2.700%, 06/20/08	30,000	29,958,525
2.200%, 07/22/08	22,000	21,918,640
2.270%, 08/06/08	22,580	22,470,302
AstraZeneca P.L.C. 2.670%, 11/12/08	100,000	98,696,440
Bank of America Corp. 2.560%, 08/04/08	100,000	99,529,930
2.560%, 08/05/08	3,000	2,985,662
Bank of Nova Scotia 2.780%, 06/23/08	36,000	35,944,009
2.520%, 08/13/08	68,000	67,635,914
BASF AG 2.350%, 06/02/08	24,350	24,345,373
2.300%, 06/25/08	13,000	12,978,133
BNP Paribas Finance, Inc. 2.810%, 06/18/08	98,000	97,880,009
Caisse Centrale Desjardins Du Quebec 2.500%, 08/01/08	3,400	3,384,994
2.560%, 08/25/08	30,000	29,810,196
CBA (DE) Finance, Inc. 2.680%, 06/03/08	32,438	32,429,783
2.660%, 06/26/08	57,000	56,900,524
2.670%, 07/11/08	12,000	11,966,064
Ciesco L.P. 2.680%, 06/02/08	98,000	97,978,028
2.650%, 06/04/08	5,000	4,998,132
CRC Funding LLC 2.630%, 06/02/08	54,000	53,987,893
2.640%, 06/03/08	35,200	35,189,479
Danske Corp. 2.580%, 07/07/08	39,000	38,901,654
2.570%, 08/14/08	64,000	63,652,224

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

	Face Amount	Value†
	(000)
Dexia Delaware LLC 2.510%, 06/16/08	$98,000	$97,893,562
2.600%, 08/08/08	5,000	4,975,209
Eksportfinans 2.290%, 07/07/08	32,300	32,218,549
2.320%, 07/09/08	35,000	34,906,396
2.400%, 07/09/08	34,000	33,909,070
Lloyds TSB Bank P.L.C. 2.540%, 08/11/08	104,000	103,459,699
New Center Asset Trust 2.850%, 06/05/08	24,000	23,989,241
2.800%, 06/11/08	79,500	79,428,712
Nordea North America, Inc. 2.510%, 08/14/08	98,000	97,461,265
Rabobank USA Financial Corp. 2.850%, 07/21/08	98,000	97,649,229
Royal Bank of Scotland P.L.C. 2.820%, 06/16/08	12,400	12,386,532
Societe Generale North America 2.700%, 08/05/08	62,000	61,707,143
2.640%, 08/12/08	15,500	15,418,244
2.670%, 08/14/08	26,000	25,858,716
Svenska Handelsbanken 2.550%, 08/11/08	38,000	37,802,582
UBS Finance Delaware, Inc. 2.600%, 07/10/08	55,000	54,848,728
Westpac Banking Corp. 2.420%, 06/19/08 86,000 85,888,682 2.600%, 08/08/08	17,000	16,915,709
TOTAL COMMERCIAL PAPER		2,067,199,977
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $21,140,000 FNMA 5.58%, 03/25/37, valued at $14,313,669) to be repurchased at $14,102,280	14,100	14,100,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,535,122,853)		$3,529,712,757

See accompanying Notes to Financial Statements.

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRALIA — (1.6%)
BONDS — (1.6%)
Toyota Finance Australia 5.050%, 07/28/08	22,588	$21,486,861
Western Australia Treasury Corp. 4.280%, 06/12/08	12,435	11,874,840
4.050%, 06/19/08	22,900	21,851,394
TOTAL — AUSTRALIA		55,213,095
AUSTRIA — (2.4%)
BONDS — (2.4%)
Bundesimmobiliengesellschaft mbH (f) 3.500%, 08/22/08	29,200	28,057,719
PFandBriefstelle der Oesterriechischen Landes-Hypothekenbanken
(f) 3.000%, 01/19/09	54,575	52,382,784
TOTAL — AUSTRIA		80,440,503
CANADA — (1.9%)
BONDS — (1.9%)
Export Development Canada (j) 0.880%, 09/22/08	6,750,000	64,057,321
FRANCE — (0.9%)
BONDS — (0.9%)
Caisse D'Amortissement de la Dette Sociale
(t) 5.350%, 07/17/08	11,290	10,754,679
Ixis Corp. & Invest Bank 7.500%, 08/05/08	8,000	12,493,780
Reseau Ferre de France (f) 3.250%, 09/12/08	6,000	5,765,440
TOTAL — FRANCE		29,013,899
GERMANY — (12.1%)
BONDS — (12.1%)
Bayerische Landesbank 4.000%, 07/23/08	27,000	41,951,610
DSL Bank AG (j) 1.750%, 10/07/09	5,760,000	55,137,056
Kreditanstalt fuer Wiederaufbau (j) 2.050%, 09/21/09	1,000,000	9,605,597
Landesbank Baden-Wurttemberg (f) 3.000%, 12/22/08	5,000	4,796,973
Landesbank Hessen-Thuringen Girozentrale
(f) 4.375%, 08/15/08	20,055	19,303,714
Landwirtschaftliche Rentenbank (j) 0.650%, 09/30/08	9,715,000	92,102,384
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
3.000%, 07/04/08	52,000	80,778,220

	Face Amount^	Value†
	(000)
Norddeutsche Landesbank Girozentrale AG
(j) 0.450%, 01/19/09	10,718,000	$101,384,634
TOTAL — GERMANY		405,060,188
NETHERLANDS — (5.8%)
BONDS — (5.8%)
Bank Nederlandse Gemeenten (t) 5.100%, 08/05/08	11,300	10,743,694
(j) 0.800%, 09/22/08	9,300,000	88,214,761
(f) 2.000%, 12/30/08	4,000	3,819,867
Rabobank Nederland (j) 0.200%, 06/20/08	8,100,000	76,813,233
(f) 3.500%, 12/29/08	15,500	14,915,766
TOTAL — NETHERLANDS		194,507,321
SPAIN — (1.9%)
BONDS — (1.9%)
Instituto de Credito Oficial 3.000%, 06/16/08	6,500	10,106,257
(j) 0.800%, 09/28/09	5,638,000	53,309,531
TOTAL — SPAIN		63,415,788
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.4%)
BONDS — (2.4%)
Inter-American Development Bank (j) 1.900%, 07/08/09	7,400,000	70,871,180
Nordic Investment Bank (t) 4.320%, 06/02/08	9,200	8,793,394
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		79,664,574
SWEDEN — (0.3%)
BONDS — (0.3%)
Kommuninvest (t) 5.000%, 11/25/08	9,900	9,329,982
UNITED KINGDOM — (1.7%)
BONDS — (1.7%)
Bank of Scotland P.L.C. (j) 0.800%, 10/02/08	5,922,000	56,142,380
UNITED STATES — (68.4%)
AGENCY OBLIGATIONS — (5.2%)
Federal Home Loan Bank 4.875%, 05/14/10	48,200	49,749,678
Federal Home Loan Mortgage Corporation 2.875%, 04/30/10	23,000	22,878,100
Federal National Mortgage Association 4.125%, 05/15/10	20,000	20,384,380
2.375%, 05/20/10	80,000	78,848,880
TOTAL AGENCY OBLIGATIONS		171,861,038

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

	Face Amount^	Value†
	(000)
BONDS — (25.7%)
American Express Centurion Floating Rate Note
(r) 5.561%, 06/12/09	84,000	$83,352,192
Bank of New York Mellon Corp. Floating Rate Note
(r) 3.495%, 02/05/10	97,400	97,350,813
Citigroup, Inc. (j) 0.800%, 10/30/08	2,263,000	21,439,252
Deutche Bank AG Floating Rate Note (r) 3.565%, 02/16/10	90,000	90,029,430
General Electric Capital Corp.
(j) 0.550%, 10/14/08	3,688,000	34,893,581
(j) 0.750%, 02/05/09	4,497,000	42,544,853
(f) 2.250%, 02/09/09	21,000	20,036,267
Georgia Power Co. Floating Rate Note (r) 3.400%, 03/17/10	67,500	66,691,822
IBM International Group Floating Rate Note
(r) 3.584%, 07/29/09	25,200	25,260,480
JPMorgan Chase & Co. Floating Rate Note
(r) 5.255%, 11/19/09	90,000	89,763,750
Toyota Motor Credit Corp.
(j) 0.750%, 06/09/08	8,456,000	80,214,088
(t) 4.940%, 09/22/08	25,000	23,660,513
Wachovia Corp. Floating Rate Note
(r) 5.500%, 02/23/09	45,000	44,728,470
(r) 5.465%, 11/24/09	50,000	49,466,150
Wells Fargo Bank & Co. Floating Rate Note
(r) 5.380%, 09/23/09	90,000	89,483,310
TOTAL BONDS		858,914,971
CERTIFICATES OF DEPOSIT INTEREST BEARING — (4.6%)
Barclays Bank 2.680%, 07/01/08	25,000	25,000,000
2.800%, 07/31/08	35,000	35,000,000
Royal Bank of Canada 2.490%, 06/18/08	95,000	95,000,000
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		155,000,000
COMMERCIAL PAPER — (32.9%)
Abbey National North America 2.520%, 08/12/08	36,000	35,810,114
ABN-AMRO North American Finance, Inc.
2.550%, 08/21/08	20,000	19,880,018
Allianz Finance Corp. 2.500%, 08/18/08	23,000	22,867,621
Bank of Nova Scotia 2.780%, 06/23/08	9,000	8,986,002
2.670%, 07/24/08	75,000	74,714,685
2.520%, 08/13/08	15,000	14,919,687
BNP Paribas Finance, Inc. 2.600%, 08/14/08	76,000	75,587,016

	Face Amount^	Value†
	(000)
Caisse Centrale Desjardins Du Quebec 2.600%, 07/07/08	19,000	$18,952,088
CBA (DE) Finance, Inc. 2.450%, 06/12/08	22,925	22,906,126
Ciesco L.P. 2.500%, 06/09/08	80,000	79,940,224
Danske Corp. 2.920%, 07/18/08	58,000	57,805,323
Dexia Delaware LLC 2.510%, 06/16/08	10,000	9,989,139
2.570%, 06/18/08	85,000	84,895,926
New Center Asset Trust 2.650%, 06/02/08	20,000	19,995,516
2.800%, 06/11/08	75,000	74,932,747
Royal Bank of Scotland P.L.C. 2.820%, 07/21/08	95,000	94,659,967
Societe Generale North America 2.700%, 08/05/08	77,000	76,636,291
2.670%, 08/14/08	20,000	19,891,320
Svenska Handelsbanken 2.730%, 06/02/08	83,000	82,984,230
2.550%, 08/11/08	14,000	13,927,267
UBS Finance Delaware, Inc. 2.600%, 07/10/08	95,000	94,738,712
Westpac Banking Corp. 2.650%, 06/09/08	95,000	94,939,837
TOTAL COMMERCIAL PAPER		1,099,959,856
TOTAL — UNITED STATES		2,285,735,865
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $21,190,000 FHLMC 6.50%, 09/01/37, valued at $19,148,195) to be repurchased at $18,866,050	$18,863	18,863,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,216,016,433)		$3,341,443,916

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	The U.S. Large Company Series	The Enhanced U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small Cap Value Series
ASSETS:
Investments at Value (including $339,733, $0, $968,283, and $1,384,071 of securities on loan, respectively)	$4,591,920	$285,848	$10,057,874	$8,122,545
Temporary Cash Investments at Value	106,082	1,978	34,255	78,276
Collateral Received from Securities on Loan at Value	351,868	—	1,009,738	1,472,185
Foreign Currencies at Value	—	11	—	—
Cash	4,691	—	1	—
Receivables:
Investment Securities Sold	—	55	417	19,801
Dividends and Interest	8,819	1,419	14,611	7,559
Securities Lending Income	104	—	511	1,402
Fund Shares Sold	9,041	—	4,664	778
Fund Margin Variation	164	555	—	—
Unrealized Gain on Swap Contracts	—	668	—	—
Unrealized Gain on Forward Currency Contracts	—	1,338	—	—
Prepaid Expenses and Other Assets	24	5	30	26
Total Assets	5,072,713	291,877	11,122,101	9,702,572
LIABILITIES:
Payables:
Upon Return of Securities Loaned	351,868	—	1,009,738	1,472,185
Investment Securities Purchased	—	—	17,840	16,181
Fund Shares Redeemed	229	2,558	302	—
Due to Advisor	96	12	837	1,344
Unrealized Loss on Forward Currency Contracts	—	18	—	—
Accrued Expenses and Other Liabilities	246	19	435	409
Total Liabilities	352,439	2,607	1,029,152	1,490,119
NET ASSETS	$4,720,274	$289,270	$10,092,949	$8,212,453
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	N/A	32,517,320	463,872,100	456,186,793
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	$8.90	$21.76	$18.00
Investments at Cost	$3,422,315	$274,858	$8,746,032	$8,784,841
Temporary Cash Investments at Cost	$106,082	$1,978	$34,255	$78,276
Collateral Received from Securities on Loan at Cost	$351,868	$—	$1,009,738	$1,472,185
Foreign Currencies at Cost	—	$11	—	—
NET ASSETS CONSIST OF:
Paid-In Capital	N/A	$294,884	$8,517,981	$8,440,772
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	5,163	42,721	16,832
Accumulated Net Realized Gain (Loss)	N/A	(41,477)	220,405	417,145
Net Unrealized Foreign Exchange Gain (Loss)	N/A	1,343	—	—
Net Unrealized Appreciation (Depreciation)	N/A	29,357	1,311,842	(662,296)
NET ASSETS	N/A	$289,270	$10,092,949	$8,212,453
(1) NUMBER OF SHARES AUTHORIZED	N/A	Unlimited	Unlimited	Unlimited

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	The U.S. Small Cap Series	The U.S. Micro Cap Series	The DFA International Value Series	The Japanese Small Company Series
ASSETS:
Investments at Value (including $748,602, $927,258, $1,038,244 and $432,160 of securities on loan, respectively)	$3,059,340	$4,210,739	$8,685,267	$1,457,227
Temporary Cash Investments at Value	18,579	11,417	8,886	637
Collateral Received from Securities on Loan at Value	790,344	996,496	1,102,840	464,990
Foreign Currencies at Value	—	—	83,149	598
Cash	—	—	15	16
Receivables:
Investment Securities Sold	5,651	5,636	19,005	—
Dividends, Interest, and Tax Reclaims	2,096	2,778	42,675	13,098
Securities Lending Income	1,128	1,818	5,872	762
Fund Shares Sold	3,480	1	6,484	80
Prepaid Expenses and Other Assets	11	33	32	4
Total Assets	3,880,629	5,228,918	9,954,225	1,937,412
LIABILITIES:
Payables:
Upon Return of Securities Loaned	790,344	996,495	1,102,840	464,990
Investment Securities Purchased	4,609	1,257	66,079	77
Fund Shares Redeemed	—	4	896	—
Due to Advisor	75	344	1,483	121
Accrued Expenses and Other Liabilities	156	246	467	89
Total Liabilities	795,184	998,346	1,171,765	465,277
NET ASSETS	$3,085,445	$4,230,572	$8,782,460	$1,472,135
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	212,039,355	457,049,864	412,509,956	N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.55	$9.26	$21.29	N/A
Investments at Cost	$3,060,239	$4,342,746	$7,108,715	$1,606,225
Temporary Cash Investments at Cost	$18,579	$11,417	$8,886	$637
Collateral Received from Securities on Loan at Cost	$790,344	$996,496	$1,102,840	$464,990
Foreign Currencies at Cost	—	—	$82,235	$605
NET ASSETS CONSIST OF:
Paid-In Capital	$3,035,717	$4,152,589	$6,697,333	N/A
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	9,324	15,360	198,040	N/A
Accumulated Net Realized Gain (Loss)	41,303	194,630	309,805	N/A
Net Unrealized Foreign Exchange Gain (Loss)	—	—	(184)	N/A
Net Unrealized Appreciation (Depreciation)	(899)	(132,007)	1,577,466	N/A
NET ASSETS	$3,085,445	$4,230,572	$8,782,460	N/A
(1) NUMBER OF SHARES AUTHORIZED	Unlimited	Unlimited	Unlimited	N/A

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
ASSETS:
Investments at Value (including $341,016, $46,432, $651,152 and $73,452 of securities on loan, respectively)	$1,083,780	$1,066,110	$2,220,413	$445,354
Temporary Cash Investments at Value	2,094	1,689	13,464	5,010
Collateral Received from Securities on Loan at Value	397,923	49,861	696,090	78,103
Foreign Currencies at Value	3,888	6,296	11,317	645
Cash	15	16	15	16
Receivables:
Investment Securities Sold	143	264	928	834
Dividends, Interest, and Tax Reclaims	2,224	7,508	6,712	370
Securities Lending Income	487	36	1,325	102
Fund Shares Sold	—	53	143	—
Prepaid Expenses and Other Assets	4	3	7	2
Total Assets	1,490,558	1,131,836	2,950,414	530,436
LIABILITIES:
Payables:
Upon Return of Securities Loaned	397,923	49,861	696,090	78,103
Investment Securities Purchased	1,807	2,179	10,648	4,018
Fund Shares Redeemed	38	—	—	—
Due to Advisor	89	91	187	35
Accrued Expenses and Other Liabilities	68	62	145	33
Total Liabilities	399,925	52,193	707,070	82,189
NET ASSETS	$1,090,633	$1,079,643	$2,243,344	$448,247
Investments at Cost	$825,905	$887,636	$1,530,209	$445,706
Temporary Cash Investments at Cost	$2,094	$1,689	$13,464	$5,010
Collateral Received from Securities on Loan at Cost	$397,923	$49,861	$696,090	$78,103
Foreign Currencies at Cost	$3,801	$6,276	$11,297	$641

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
ASSETS:
Investments at Value (including $293,740, $162,766, $0, and $0 of securities on loan, respectively)	$3,307,249	$1,303,072	$3,515,613	$3,322,581
Temporary Cash Investments at Value	11,272	5,364	14,100	18,863
Collateral Received from Securities on Loan at Value	326,039	184,158	—	—
Foreign Currencies at Value	6,702	5,190	—	136
Cash	15	16	—	16
Receivables:
Investment Securities Sold	1,817	448	—	10,096
Dividends, Interest, and Tax Reclaims	12,140	5,119	4,522	15,942
Securities Lending Income	368	331	—	—
Fund Shares Sold	2,084	647	143	620
Unrealized Gain on Forward Currency Contracts	—	—	—	13,524
Prepaid Expenses and Other Assets	17	6	10	11
Total Assets	3,667,703	1,504,351	3,534,388	3,381,789
LIABILITIES:
Payables:
Upon Return of Securities Loaned	326,039	184,158	—	—
Investment Securities Purchased	8,721	6,182	—	—
Fund Shares Redeemed	—	—	10,885	—
Due to Advisor	278	223	147	140
Forward Currency Contracts	—	—	—	335
Unrealized Loss on Forward Currency Contracts	—	—	—	209
Deferred Thailand Capital Gains Tax	2,836	1,347	—	—
Accrued Expenses and Other Liabilities	331	154	131	147
Total Liabilities	338,205	192,064	11,163	831
NET ASSETS	$3,329,498	$1,312,287	$3,523,225	$3,380,958
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	N/A	N/A	352,860,037	323,446,886
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	N/A	$9.98	$10.45
Investments at Cost	$1,739,191	$989,295	$3,521,023	$3,197,153
Temporary Cash Investments at Cost	$11,272	$5,364	$14,100	$18,863
Collateral Received from Securities on Loan at Cost	$326,039	$184,158	—	—
Foreign Currencies at Cost	$6,475	$5,132	—	$133
NET ASSETS CONSIST OF:
Paid-In Capital	N/A	N/A	$3,535,163	$3,256,815
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	N/A	8,126	35,089
Accumulated Net Realized Gain (Loss)	N/A	N/A	(14,654)	(50,130)
Net Unrealized Foreign Exchange Gain (Loss)		N/A	N/A	13,753
Net Unrealized Appreciation (Depreciation)	N/A	N/A	(5,410)	125,431
NET ASSETS	N/A	N/A	$3,523,225	$3,380,958
(1) NUMBER OF SHARES AUTHORIZED	N/A	N/A	Unlimited	Unlimited

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	The U.S. Large Company Series	The Enhanced U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small Cap Value Series
Investment Income
Dividends	$44,525	—	$82,991	$52,287
Interest	1,337	$4,403	944	1,532
Income from Securities Lending	522	—	1,544	6,985
Total Investment Income	46,384	4,403	85,479	60,804
Expenses
Investment Advisory Services Fees	548	74	4,802	8,097
Accounting & Transfer Agent Fees	224	25	478	406
S&P 500® Fees	43	3	—	—
Custodian Fees	32	11	51	65
Shareholders' Reports	25	2	50	50
Directors'/Trustees' Fees & Expenses	5	—	36	15
Legal Fees	28	1	19	22
Audit Fees	29	2	60	57
Other	15	1	33	38
Total Expenses	949	119	5,529	8,750
Net Investment Income (Loss)	45,435	4,284	79,950	52,054
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(9,605)	(6)	292,276	384,005
Futures	(8,462)	(39,502)	(1,860)	(5,590)
Foreign Currency Transactions	—	(625)	—	—
Swap Contracts	—	(2,465)	—	—
In-Kind Redemptions	—	—	48,401 *	40,823 *
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(221,944)	(1,522)	(409,298)	(633,205)
Futures	440	18,868	—	—
Swap Contracts	—	1,527	—	—
Translation of Foreign Currency Denominated Amounts	—	3,107	—	—
Net Realized and Unrealized Gain (Loss)	(239,571)	(20,618)	(70,481)	(213,967)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(194,136)	$(16,334)	$9,469	$(161,913)

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	The U.S. Small Cap Series	The U.S. Micro Cap Series	The DFA International Value Series	The Japanese Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $24,839 and $1,183, respectively)	$13,926	$23,210	$213,593	$15,754
Interest	386	523	654	41
Income from Securities Lending	5,805	9,751	12,910	4,926
Total Investment Income	20,117	33,484	227,157	20,721
Expenses
Investment Advisory Services Fees	457	2,094	8,762	692
Accounting & Transfer Agent Fees	159	215	440	80
Custodian Fees	44	35	553	102
Shareholders' Reports	19	25	42	7
Directors'/Trustees' Fees & Expenses	6	8	38	4
Legal Fees	7	10	18	3
Audit Fees	22	29	53	9
Other	81	17	58	14
Total Expenses	795	2,433	9,964	911
Net Investment Income (Loss)	19,322	31,051	217,193	19,810
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,567)	195,425	198,179	6,247
Futures	—	—	(1,153)	(16)
Foreign Currency Transactions	—	—	(1,489)	545
In-Kind Redemptions	46,908 *	—	115,020 *	2,237 *
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(163,631)	(449,192)	(1,139,285)	(81,555)
Translation of Foreign Currency Denominated Amounts	—	—	(286)	(975)
Net Realized and Unrealized Gain (Loss)	(120,290)	(253,767)	(829,014)	(73,517)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(100,968)	$(222,716)	$(611,821)	$(53,707)

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $244, $22, $6,633 and $210, respectively)	$18,367	$19,890	$41,315	$1,164
Interest	140	65	201	92
Income from Securities Lending	3,007	167	5,158	378
Total Investment Income	21,514	20,122	46,674	1,634
Expenses
Investment Advisory Services Fees	528	530	1,055	160
Accounting & Transfer Agent Fees	64	64	115	28
Custodian Fees	142	38	246	110
Shareholders' Reports	4	6	10	—
Directors'/Trustees' Fees & Expenses	5	4	9	2
Legal Fees	2	3	5	—
Audit Fees	6	7	13	1
Other	15	10	19	2
Total Expenses	766	662	1,472	303
Net Investment Income (Loss)	20,748	19,460	45,202	1,331
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	59,945	43,789	78,317	3,691
Futures	(283)	—	(358)	—
Foreign Currency Transactions	(159)	(298)	611	(324)
In-Kind Redemptions	3,762 *	6,080 *	9,962 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(128,388)	(172,625)	(167,129)	6,223
Translation of Foreign Currency Denominated Amounts	—	74	79	5
Net Realized and Unrealized Gain (Loss)	(65,123)	(122,980)	(78,518)	9,595
Net Increase (Decrease) in Net Assets Resulting from Operations	$(44,375)	$(103,520)	$(33,316)	$10,926

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $4,024, $1,157, $0 and $0, respectively)	$44,302	$18,807	—	—
Interest	159	71	$61,029	$50,510
Income from Securities Lending	2,232	2,180	—	—
Total Investment Income	46,693	21,058	61,029	50,510
Expenses
Investment Advisory Services Fees	1,681	1,372	839	842
Accounting & Transfer Agent Fees	176	79	173	176
Custodian Fees	1,121	543	20	116
Shareholders' Reports	14	5	14	14
Directors'/Trustees' Fees & Expenses	13	7	9	10
Legal Fees	8	4	5	5
Audit Fees	21	17	19	18
Other	43	21	9	9
Total Expenses	3,077	2,048	1,088	1,190
Net Investment Income (Loss)	43,616	19,010	59,941	49,320
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	312,490	106,057	—	218
Futures	(361)	(439)	—	—
Foreign Currency Transactions	(1,564)	(1,406)	—	(24,909)
(Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(436,756)	(240,673)	(2,366)	27,626
Translation of Foreign Currency Denominated Amounts	59	(70)	—	8,861
Deferred Thailand Capital Gains Tax	749	189	—	—
Net Realized and Unrealized Gain (Loss)	(125,383)	(136,342)	(2,366)	11,796
Net Increase (Decrease) in Net Assets Resulting from Operations	$(81,767)	$(117,332)	$57,575	$61,116

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Company Series		The Enhanced U.S. Large Company Series		The U.S. Large Cap Value Series		The U.S. Small Cap Value Series
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$45,435	$94,262	$4,284	$13,033	$79,950	$146,991	$52,054	$129,169
Net Realized Gain (Loss) on:
Investment Securities Sold	(9,605)	10,206	(6)	(538)	292,276	(118,412)	384,005	1,072,520
Futures	(8,462)	3,585	(39,502)	28,285	(1,860)	—	(5,590)	—
Foreign Currency Transactions	—	—	(625)	(882)	—	—	—	—
Swap Contracts	—	—	(2,465)	1,469	—	—	—	—
In-Kind Redemptions	—	529,199 *	—	—	48,401 *	—	40,823 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(221,944)	(217,829)	(1,522)	2,487	(409,298)	(150,559)	(633,205)	(1,994,517)
Futures	440	(216)	18,868	(21,293)	—	—	—	—
Swap Contracts	—	—	1,527	(1,162)	—	—	—	—
Translation of Foreign Currency Denominated Amounts	—	—	3,107	4,461	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(194,136)	419,207	(16,334)	25,860	9,469	(121,980)	(161,913)	(792,828)
Distributions From:
Net Investment Income	—	—	(6,460)	(10,384)	(39,167)	(146,268)	(38,126)	(128,093)
Net Short-Term Gains	—	—	(4,443)	(11,623)	—	(14,058)	—	(77,426)
Net Long-Term Gains	—	—	(4,238)	(14,452)	—	(463,917)	(1,046,424)	(868,641)
Total Distributions	—	—	(15,141)	(36,459)	(39,167)	(624,243)	(1,084,550)	(1,074,160)
Capital Share Transactions (1):
Shares Issued	—	—	7,290	57,240	610,629	1,783,358	303,864	1,462,057
Shares Issued in Lieu of Cash Distributions	—	—	14,499	35,498	39,167	600,794	1,063,781	1,046,092
Shares Redeemed	—	—	(38,160)	(92,306)	(686,471)*	(344,913)	(714,224)*	(1,280,078)
Net Increase (Decrease) from Capital Share Transactions	—	—	(16,371)	432	(36,675)	2,039,239	653,421	1,228,071
Transactions in Interest:
Contributions	485,710	616,294	—	—	—	—	—	—
Withdrawals	(77,649)	(1,482,132)*	—	—	—	—	—	—
Net Increase (Decrease) from Transactions in Interest	408,061	(865,838)	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	213,925	(446,631)	(47,846)	(10,167)	(66,373)	1,293,016	(593,042)	(638,917)
Net Assets
Beginning of Period	4,506,349	4,952,980	337,116	347,283	10,159,322	8,866,306	8,805,495	9,444,412
End of Period	$4,720,274	$4,506,349	$289,270	$337,116	$10,092,949	$10,159,322	$8,212,453	$8,805,495
(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	830	5,792	29,262	75,958	16,711	62,384
Shares Issued in Lieu of Cash Distributions	N/A	N/A	1,579	3,725	1,966	26,704	59,624	45,298
Shares Redeemed	N/A	N/A	(4,323)	(9,298)	(33,177)	(15,046)	(40,855)	(55,385)
	N/A	N/A	(1,914)	219	(1,949)	87,616	35,480	52,297
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	N/A	$5,163	$7,339	$42,721	$1,938	$16,832	$2,904

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Small Cap Series		The U.S. Micro Cap Series		The DFA International Value Series		The Japanese Small Company Series
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$19,322	$49,102	$31,051	$66,529	$217,193	$274,613	$19,810	$29,640
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,567)	303,991	195,425	379,499	198,179	654,522	6,247	51,317
Futures	—	—	—	—	(1,153)	—	(16)	—
Foreign Currency Transactions	—	—	—	—	(1,489)	2,498	545	(227)
In-Kind Redemptions	46,908 *	—	—	—	115,020 *	—	2,237 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(163,631)	(417,060)	(449,192)	(602,264)	(1,139,285)	403,307	(81,555)	(103,081)
Translation of Foreign Currency Denominated Amounts	—	—	—	—	(286)	(180)	(975)	144
Net Increase (Decrease) in Net Assets Resulting from Operations	(100,968)	(63,967)	(222,716)	(156,236)	(611,821)	1,334,760	(53,707)	(22,207)
Distributions From:
Net Investment Income	(10,888)	(49,031)	(17,074)	(66,185)	(28,880)	(278,093)	—	—
Net Short-Term Gains	(7,560)	(37,237)	(31,555)	(61,220)	(22,542)	(14,957)	—	—
Net Long-Term Gains	(258,983)	(200,073)	(347,536)	(375,219)	(614,160)	(185,943)	—	—
Total Distributions	(277,431)	(286,341)	(396,165)	(502,624)	(665,582)	(478,993)	—	—
Capital Share Transactions (1):
Shares Issued	255,736	368,763	96,136	424,272	558,573	1,731,698	—	—
Shares Issued in Lieu of Cash Distributions	273,453	282,015	388,689	490,524	652,416	465,562	—	—
Shares Redeemed	(656,058)*	(328,261)	(337,579)	(379,775)	(789,847)*	(871,558)	—	—
Net Increase (Decrease) from Capital Share Transactions	(126,869)	322,517	147,246	535,021	421,142	1,325,702	—	—
Transactions in Interest:
Contributions	—	—	—	—	—	—	50,677	227,009
Withdrawals	—	—	—	—	—	—	(29,656)*	(85,703)
Net Increase (Decrease) from Transactions in Interest	—	—	—	—	—	—	21,021	141,306
Total Increase (Decrease) in Net Assets	(505,268)	(27,791)	(471,635)	(123,839)	(856,261)	2,181,469	(32,686)	119,099
Net Assets
Beginning of Period	3,590,713	3,618,504	4,702,207	4,826,046	9,638,721	7,457,252	1,504,821	1,385,722
End of Period	$3,085,445	$3,590,713	$4,230,572	$4,702,207	$8,782,460	$9,638,721	$1,472,135	$1,504,821
(1) Shares Issued and Redeemed:
Shares Issued	18,216	21,414	10,546	37,031	26,415	72,431	N/A	N/A
Shares Issued in Lieu of Cash Distributions	18,655	16,905	40,657	44,051	30,340	20,227	N/A	N/A
Shares Redeemed	(46,382)	(18,741)	(36,079)	(33,095)	(38,486)	(36,444)	N/A	N/A
	(9,511)	19,578	15,124	47,987	18,269	56,214	N/A	N/A
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$9,324	$890	$15,360	$1,383	$198,040	$9,727	N/A	N/A

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Asia Pacific Small Company Series		The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	April 2, 2007(a) to Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,748	$36,380	$19,460	$33,556	$45,202	$48,296	$1,331	$383
Net Realized Gain (Loss) on:
Investment Securities Sold	59,945	111,215	43,789	42,995	78,317	151,648	3,691	1,663
Futures	(283)	—	—	—	(358)	—	—	—
Foreign Currency Transactions	(159)	874	(298)	397	611	559	(324)	(413)
In-Kind Redemptions	3,762 *	—	6,080 *	—	9,962 *	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(128,388)	232,165	(172,625)	(51,516)	(167,129)	126,217	6,223	(6,570)
Translation of Foreign Currency Denominated Amounts	—	(25)	74	(10)	79	83	5	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	(44,375)	380,609	(103,520)	25,422	(33,316)	326,803	10,926	(4,939)
Transactions in Interest:
Contributions	33,755	123,444	39,996	36,898	97,566	103,548	223,792	222,468
Withdrawals	(103,901)*	(48,526)	(15,413)*	(21,566)	(77,028)*	(49,423)	—	(4,000)
Net Increase (Decrease) from Transactions in Interest	(70,146)	74,918	24,583	15,332	20,538	54,125	223,792	218,468
Total Increase (Decrease) in Net Assets	(114,521)	455,527	(78,937)	40,754	(12,778)	380,928	234,718	213,529
Net Assets
Beginning of Period	1,205,154	749,627	1,158,580	1,117,826	2,256,122	1,875,194	213,529	—
End of Period	$1,090,633	$1,205,154	$1,079,643	$1,158,580	$2,243,344	$2,256,122	$448,247	$213,529

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series		The DFA One-Year Fixed Income Series		The DFA Two-Year Global Fixed Income Series
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$43,616	$76,347	$19,010	$23,921	$59,941	$157,046	$49,320	$103,173
Net Realized Gain (Loss) on:
Investment Securities Sold	312,490	143,019	106,057	107,316	—	(74)	218	(3,439)
Futures	(361)	—	(439)	—	—	—	—	—
Foreign Currency Transactions	(1,564)	(111)	(1,406)	(336)	—	—	(24,909)	(32,540)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(436,756)	859,017	(240,673)	279,364	(2,366)	(2,138)	27,626	24,384
Translation of Foreign Currency Denominated Amounts	59	(27)	(70)	76	—	—	8,861	56,392
Deferred Thailand Capital Gains Tax	749	(884)	189	(450)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(81,767)	1,077,361	(117,332)	409,891	57,575	154,834	61,116	147,970
Distributions From:
Net Investment Income	—	—	—	—	(65,212)	(152,964)	(54,646)	(79,311)
Total Distributions	—	—	—	—	(65,212)	(152,964)	(54,646)	(79,311)
Capital Share Transactions (1):
Shares Issued	—	—	—	—	573,879	1,322,342	170,887	722,901
Shares Issued in Lieu of Cash Distributions	—	—	—	—	63,728	148,906	54,217	78,772
Shares Redeemed	—	—	—	—	(335,889)	(663,105)	(152,711)	(137,011)
Net Increase (Decrease) from Capital Share Transactions	—	—	—	—	301,718	808,143	72,393	664,662
Transactions in Interest:
Contributions	108,959	481,891	80,082	360,040	—	—	—	—
Withdrawals	(405,484)	(266,433)	(176,034)	(147,889)	—	—	—	—
Net Increase (Decrease) from Transactions in Interest	(296,525)	215,458	(95,952)	212,151	—	—	—	—
Total Increase (Decrease) in Net Assets	(378,292)	1,292,819	(213,284)	622,042	294,081	810,013	78,863	733,321
Net Assets
Beginning of Period	3,707,790	2,414,971	1,525,571	903,529	3,229,144	2,419,131	3,302,095	2,568,774
End of Period	$3,329,498	$3,707,790	$1,312,287	$1,525,571	$3,523,225	$3,229,144	$3,380,958	$3,302,095
(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	N/A	N/A	57,461	132,195	16,448	69,860
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	6,398	14,922	5,269	7,641
Shares Redeemed	N/A	N/A	N/A	N/A	(33,667)	(66,333)	(14,692)	(13,289)
	N/A	N/A	N/A	N/A	30,192	80,784	7,025	64,212
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	N/A	N/A	N/A	$8,126	$13,397	$35,089	$40,415

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The U.S. Large Company Series
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	N/A		N/A	N/A	N/A	N/A	N/A
Income From Investment Operations
Net Investment Income (Loss)	—		—	—	—	—	—
Net Gains (Losses) on Securities (Realized and Unrealized)	—		—	—	—	—	—
Total From Investment Operations	—		—	—	—	—	—
Less Distributions
Net Investment Income	—		—	—	—	—	—
Net Realized Gains	—		—	—	—	—	—
Total Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	N/A		N/A	N/A	N/A	N/A	N/A
Total Return	(4.44	)%(C)	7.77%	14.25%	8.51%	12.77%	15.05%
Net Assets, End of Period (thousands)	$4,720,274		$4,506,349	$4,952,980	$4,238,712	$3,493,919	$3,000,997
Ratio of Expenses to Average Net Assets	0.04	%(B)	0.04%	0.04%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.07	%(B)	1.96%	1.95%	1.87%	1.99%	1.75%
Portfolio Turnover Rate	2	%(C)	13%*	4%	6%	2%	8%

The Enhanced U.S. Large Company Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$9.79	$10.15	$9.17	$8.83	$7.94	$6.97
Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.35	(A)	0.33	(A)	0.27	(A)	0.08	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.58)	0.35	0.90	0.36	0.91	0.93
Total From Investment Operations	(0.45)	0.70	1.23	0.63	0.99	1.08
Less Distributions
Net Investment Income	(0.19)	(0.29)	(0.13)	(0.29)	(0.10)	(0.11)
Net Realized Gains	(0.25)	(0.77)	(0.12)	—	—	—
Total Distributions	(0.44)	(1.06)	(0.25)	(0.29)	(0.10)	(0.11)
Net Asset Value, End of Period	$8.90	$9.79	$10.15	$9.17	$8.83	$7.94
Total Return	(4.70	)%(C)	7.37%	13.69%	7.21%	12.50%	15.71%
Net Assets, End of Period (thousands)	$289,270	$337,116	$347,283	$313,608	$221,780	$141,478
Ratio of Expenses to Average Net Assets	0.08	%(B)	0.08%	0.08%	0.17%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.88	%(B)	3.57%	3.52%	2.96%	1.59%	1.44%
Portfolio Turnover Rate	21	%(C)	92%	134%	57%	125%	138%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

* Excluding security sales due to the In-Kind Redemptions the portfolio turnover rate would have been 5%. See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Large Cap Value Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$21.81	$23.44	$20.91	$18.55	$15.41	$13.01
Income From Investment Operations
Net Investment Income (Loss)	0.17	(A)	0.34	(A)	0.36	(A)	0.29	0.23	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.13)	(0.38)	3.27	2.41	3.09	2.41
Total From Investment Operations	0.04	(0.04)	3.63	2.70	3.32	2.62
Less Distributions
Net Investment Income	(0.09)	(0.33)	(0.38)	(0.32)	(0.18)	(0.22)
Net Realized Gains	—	(1.26)	(0.72)	(0.02)	—	—
Total Distributions	(0.09)	(1.59)	(1.10)	(0.34)	(0.18)	(0.22)
Net Asset Value, End of Period	$21.76	$21.81	$23.44	$20.91	$18.55	$15.41
Total Return	0.20	%(C)	(0.32)%	18.16%	14.66%	21.68%	20.34%
Net Assets, End of Period (thousands)	$10,092,949	$10,159,322	$8,866,306	$5,831,587	$3,919,913	$2,510,662
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.11%	0.12%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.66	%(B)	1.44%	1.68%	1.56%	1.41%	1.62%
Portfolio Turnover Rate	8	%(C)	9%	13%	9%	7%	7%

The U.S. Small Cap Value Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$20.93	$25.64	$23.81	$23.78	$20.20	$15.04
Income From Investment Operations
Net Investment Income (Loss)	0.11	(A)	0.31	(A)	0.29	(A)	0.17	0.16	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.44)	(2.14)	4.11	2.35	5.09	6.29
Total From Investment Operations	(0.33)	(1.83)	4.40	2.52	5.25	6.41
Less Distributions
Net Investment Income	(0.09)	(0.31)	(0.30)	(0.31)	(0.08)	(0.12)
Net Realized Gains	(2.51)	(2.57)	(2.27)	(2.18)	(1.59)	(1.13)
Total Distributions	(2.60)	(2.88)	(2.57)	(2.49)	(1.67)	(1.25)
Net Asset Value, End of Period	$18.00	$20.93	$25.64	$23.81	$23.78	$20.20
Total Return	(1.44	)%(C)	(8.11)%	20.63%	11.67%	27.87%	46.31%
Net Assets, End of Period (thousands)	$8,212,453	$8,805,495	$9,444,412	$7,526,899	$6,294,902	$4,518,054
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.22%	0.22%	0.24%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.29	%(B)	1.30%	1.24%	0.75%	0.78%	0.75%
Portfolio Turnover Rate	13	%(C)	28%	27%	27%	26%	35%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Small Cap Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$16.21	$17.92	$16.73	$16.09	$13.84	$9.93
Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.22	(A)	0.19	(A)	0.15	0.12	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.47)	(0.53)	2.27	1.44	2.22	3.92
Total From Investment Operations	(0.38)	(0.31)	2.46	1.59	2.34	4.00
Less Distributions
Net Investment Income	(0.05)	(0.22)	(0.19)	(0.18)	(0.08)	(0.09)
Net Realized Gains	(1.23)	(1.18)	(1.08)	(0.77)	(0.01)	—
Total Distributions	(1.28)	(1.40)	(1.27)	(0.95)	(0.09)	(0.09)
Net Asset Value, End of Period	$14.55	$16.21	$17.92	$16.73	$16.09	$13.84
Total Return	(2.35	)%(C)	(1.86)%	15.90%	10.40%	16.99%	40.32%
Net Assets, End of Period (thousands)	$3,085,445	$3,590,713	$3,618,504	$2,894,399	$2,321,090	$1,468,486
Ratio of Expenses to Average Net Assets	0.05	%(B)	0.05%	0.05%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.27	%(B)	1.28%	1.13%	0.94%	0.85%	0.84%
Portfolio Turnover Rate	10	%(C)	23%	18%	21%	16%	16%

The U.S. Micro Cap Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.64	$12.25	$12.02	$11.92	$10.48	$7.11
Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.15	(A)	0.12	(A)	0.09	0.07	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.53)	(0.50)	1.48	1.10	1.65	3.47
Total From Investment Operations	(0.46)	(0.35)	1.60	1.19	1.72	3.52
Less Distributions
Net Investment Income	(0.04)	(0.15)	(0.12)	(0.10)	(0.05)	(0.05)
Net Realized Gains	(0.88)	(1.11)	(1.25)	(0.99)	(0.23)	(0.10)
Total Distributions	(0.92)	(1.26)	(1.37)	(1.09)	(0.28)	(0.15)
Net Asset Value, End of Period	$9.26	$10.64	$12.25	$12.02	$11.92	$10.48
Total Return	(4.63	)%(C)	(3.24)%	15.00%	10.77%	16.83%	50.34%
Net Assets, End of Period (thousands)	$4,230,572	$4,702,207	$4,826,046	$3,952,538	$3,216,440	$2,624,043
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.12%	0.12%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.48	%(B)	1.31%	1.04%	0.80%	0.64%	0.68%
Portfolio Turnover Rate	7	%(C)	21%	22%	24%	27%	19%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The DFA International Value Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$24.45	$22.06	$17.30	$16.04	$12.40	$9.33
Income From Investment Operations
Net Investment Income (Loss)	0.53	(A)	0.73	(A)	0.65	(A)	0.43	0.33	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.01)	2.98	5.27	1.95	3.61	3.06
Total From Investment Operations	(1.48)	3.71	5.92	2.38	3.94	3.33
Less Distributions
Net Investment Income	(0.07)	(0.73)	(0.67)	(0.52)	(0.30)	(0.25)
Net Realized Gains	(1.61)	(0.59)	(0.49)	(0.60)	—	(0.01)
Total Distributions	(1.68)	(1.32)	(1.16)	(1.12)	(0.30)	(0.26)
Net Asset Value, End of Period	$21.29	$24.45	$22.06	$17.30	$16.04	$12.40
Total Return	(6.10	)%(C)	17.32%	35.73%	15.61%	32.15%	36.24%
Net Assets, End of Period (thousands)	$8,782,460	$9,638,721	$7,457,252	$4,367,698	$2,804,043	$1,604,778
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.23%	0.27%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	4.96	%(B)	3.04%	3.29%	2.71%	2.35%	2.61%
Portfolio Turnover Rate	9	%(C)	16%	8%	10%	15%	14%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(3.75	)%(C)	(1.16)%	(2.28)%	31.03%	32.73%	47.87%
Net Assets, End of Period (thousands)	$1,472,135		$1,504,821	$1,385,722	$1,151,429	$605,132	$283,699
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.13%	0.14%	0.22%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.86	%(B)	1.94%	1.68%	1.51%	1.45%	1.41%
Portfolio Turnover Rate	2	%(C)	9%	9%	6%	5%	16%
	The United Kingdom Small Company Series
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(8.92	)%(C)	2.42%	44.80%	12.88%	29.68%	44.65%
Net Assets, End of Period (thousands)	$1,079,643		$1,158,580	$1,117,826	$643,038	$377,763	$160,917
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.12%	0.13%	0.22%	0.27%	0.26%
Ratio of Net Investment Income to Average Net Assets	3.67	%(B)	2.72%	2.70%	3.19%	2.70%	3.25%
Portfolio Turnover Rate	12	%(C)	12%	8%	12%	7%	7%

	The Asia Pacific Small Company Series
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(3.11	)%(C)	47.23%	38.26%	9.30%	27.40%	61.47%
Net Assets, End of Period (thousands)	$1,090,633		$1,205,154	$749,627	$395,923	$282,999	$156,765
Ratio of Expenses to Average Net Assets	0.15	%(B)	0.15%	0.17%	0.27%	0.32%	0.31%
Ratio of Net Investment Income to Average Net Assets	3.93	%(B)	3.58%	4.19%	4.33%	3.82%	3.35%
Portfolio Turnover Rate	9	%(C)	25%	14%	10%	11%	15%
	The Continental Small Company Series
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(1.47	)%(C)	17.49%	47.10%	18.97%	36.57%	52.86%
Net Assets, End of Period (thousands)	$2,243,344		$2,256,122	$1,875,194	$981,938	$654,644	$448,407
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.14%	0.15%	0.24%	0.26%	0.30%
Ratio of Net Investment Income to Average Net Assets	4.28	%(B)	2.16%	2.27%	2.16%	2.09%	2.49%
Portfolio Turnover Rate	8	%(C)	12%	7%	18%	9%	11%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	Six Months Ended May 31, 2008		For the Period April 2, 2007(a) to Nov. 30, 2007
	(Unaudited)
Total Return	1.09	%(C)	10.20	%(C)
Net Assets, End of Period (thousands)	$448,247		$213,529
Ratio of Expenses to Average Net Assets	0.19	%(B)	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.83	%(B)	0.47	%(B)(E)
Portfolio Turnover Rate	6	%(C)	6	%(C)

	The Emerging Markets Series
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(1.94	)%(C)	42.62%	31.87%	31.23%	35.47%	39.67%
Net Assets, End of Period (thousands)	$3,329,498		$3,707,790	$2,414,971	$1,852,565	$1,160,262	$607,561
Ratio of Expenses to Average Net Assets	0.18	%(B)	0.19%	0.20%	0.27%	0.31%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.59	%(B)	2.52%	2.54%	3.70%	2.63%	2.23%
Portfolio Turnover Rate	7	%(C)	7%	11%	9%	2%	1%

	The Emerging Markets Small Cap Series
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(7.87	)%(C)	43.32%	40.55%	24.85%	35.22%	52.80%
Net Assets, End of Period (thousands)	$1,312,287		$1,525,571	$903,529	$545,271	$237,865	$117,744
Ratio of Expenses to Average Net Assets	0.30	%(B)	0.31%	0.34%	0.49%	0.52%	0.54%
Ratio of Net Investment Income to Average Net Assets	2.77	%(B)	1.94%	2.39%	2.70%	1.93%	2.44%
Portfolio Turnover Rate	7	%(C)	16%	18%	8%	11%	6%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The DFA One-Year Fixed Income Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.01	$10.00	$9.94	$10.00	$10.10	$10.19
Income From Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.53	(A)	0.42	(A)	0.30	0.16	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)	(0.01)	0.04	(0.07)	(0.04)	0.04
Total From Investment Operations	0.17	0.52	0.46	0.23	0.12	0.19
Less Distributions
Net Investment Income	(0.20)	(0.51)	(0.40)	(0.29)	(0.15)	(0.16)
Net Realized Gains	—	—	—	—	(0.07)	(0.12)
Tax Return of Capital	—	—	—	—	—	—
Total Distributions	(0.20)	(0.51)	(0.40)	(0.29)	(0.22)	(0.28)
Net Asset Value, End of Period	$9.98	$10.01	$10.00	$9.94	$10.00	$10.10
Total Return	1.68	%(C)	5.31%	4.72%	2.32%	1.21%	1.95%
Net Assets, End of Period (thousands)	$3,523,225	$3,229,144	$2,419,131	$1,953,544	$1,739,484	$1,455,374
Ratio of Expenses to Average Net Assets	0.06	%(B)	0.07%	0.07%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.57	%(B)	5.20%	4.15%	3.04%	1.63%	1.51%
Portfolio Turnover Rate	0	%(C)	28%	28%	40%	154%	143%

The DFA Two-Year Global Fixed Income Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.44	$10.19	$9.83	$9.99	$10.13	$10.22
Income From Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.36	(A)	0.31	(A)	0.29	(A)	0.12	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	0.03	0.16	0.13	(0.10)	—	(0.01)
Total From Investment Operations	0.18	0.52	0.44	0.19	0.12	0.24
Less Distributions
Net Investment Income	(0.17)	(0.27)	(0.08)	(0.33)	(0.15)	(0.19)
Net Realized Gains	—	—	—	—	(0.11)	(0.14)
Tax Return of Capital	—	—	—	(0.02)	—	—
Total Distributions	(0.17)	(0.27)	(0.08)	(0.35)	(0.26)	(0.33)
Net Asset Value, End of Period	$10.45	$10.44	$10.19	$9.83	$9.99	$10.13
Total Return	1.77	%(C)	5.15%	4.52%	1.92%	1.22%	2.36%
Net Assets, End of Period (thousands)	$3,380,958	$3,302,095	$2,568,774	$2,068,235	$1,707,132	$1,195,610
Ratio of Expenses to Average Net Assets	0.07	%(B)	0.07%	0.08%	0.10%	0.11%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.93	%(B)	3.51%	3.12%	2.96%	1.96%	1.78%
Portfolio Turnover Rate	14	%(C)	95%	111%	59%	131%	144%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which sixteen are included in this section of the report, (collectively, the "Series") and five are presented in separate reports.

Domestic Equity Portfolios

The U.S. Large Company Series

The Enhanced U.S. Large Company Series

The U.S. Large Cap Value Series

The U.S. Small Cap Value Series

The U.S. Small Cap Series

The U.S. Micro Cap Series

Fixed Income Portfolios

The DFA One-Year Fixed Income Series

The DFA Two-Year Global Fixed Income Series

International Equity Portfolios

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by the Domestic Equity Portfolios and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fixed income instruments held by The Enhanced U.S. Large Company Series and the Fixed Income Portfolios, are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
The U.S. Large Company Series	$4,591,920	$457,951	—	$5,049,871	$1,622	—	—	$1,622
The Enhanced U.S. Large Company Series	1,978	285,848	—	287,826	17,700	$1,988	—	19,688
The U.S. Large Cap Value Series	10,057,874	1,043,993	—	11,101,867	—	—	—	—
The U.S. Small Cap Value Series	8,121,867	1,551,139	—	9,673,006	—	—	—	—
The U.S. Small Cap Series	3,059,215	809,048	—	3,868,263	—	—	—	—
The U.S. Micro Cap Series	4,221,986	996,666	—	5,218,652	—	—	—	—
The DFA International Value Series	1,700,925	8,096,069	—	9,796,994	—	—	—	—
The Japanese Small Company Series	8,040	1,914,814	—	1,922,854	—	—	—	—
The Asia Pacific Small Company Series	26,800	1,456,997	—	1,483,797	—	—	—	—
The United Kingdom Small Company Series	2,035	1,115,625	—	1,117,660	—	—	—	—
The Continental Small Company Series	5,089	2,924,879	—	2,929,968	—	—	—	—
The Canadian Small Company Series	445,125	83,342	—	528,467	—	—	—	—
The Emerging Markets Series	1,267,665	2,376,895	—	3,644,560	—	—	—	—
The Emerging Markets Small Cap Series	311,825	1,180,769	—	1,492,594	—	—	—	—
The DFA One-Year Fixed Income Series	—	3,529,713	—	3,529,713	—	—	—	—
The DFA Two-Year Global Fixed Income Series	—	3,341,444	—	3,341,444	—	13,315	—	13,315

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

2.  Foreign Currency Translation: Securities and other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Series and The Emerging Markets Small Cap Series accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended May 31, 2008, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Company Series	0.025%

The Enhanced U.S. Large Company Series	0.05%

The U.S. Large Cap Value Series	0.10%

The U.S. Small Cap Value Series	0.20%

The U.S. Small Cap Series	0.03%

The U.S. Micro Cap Series	0.10%

The DFA International Value Series	0.20%

The Japanese Small Company Series	0.10%

The Asia Pacific Small Company Series	0.10%

The United Kingdom Small Company Series	0.10%

The Continental Small Company Series	0.10%

The Canadian Small Company Series	0.10%

The Emerging Markets Series	0.10%

The Emerging Markets Small Cap Series	0.20%

The DFA One-Year Fixed Income Series	0.05%

The DFA Two-Year Global Fixed Income Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For six months ended May 31, 2008, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Company Series	$92
The Enhanced U.S. Large Company Series	6
The U.S. Large Cap Value Series	202
The U.S. Small Cap Value Series	170
The U.S. Small Cap Series	64
The U.S. Micro Cap Series	88
The DFA International Value Series	184
The Japanese Small Company Series	29
The Asia Pacific Small Company Series	22
The United Kingdom Small Company Series	22
The Continental Small Company Series	44
The Canadian Small Company Series	7
The Emerging Markets Series	71
The Emerging Markets Small Cap Series	29
The DFA One-Year Fixed Income Series	70
The DFA Two-Year Global Fixed Income Series	71

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Series made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
The U.S. Large Company Series	—	—	$440,262	$65,104
The Enhanced U.S. Large Company Series	$29,447	—	65,664	36,426
The U.S. Large Cap Value Series	—	—	842,246	755,345

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
The U.S. Small Cap Value Series	—	—	$1,073,887	$1,375,317
The U.S. Small Cap Series	—	—	310,017	636,769
The U.S. Micro Cap Series	—	—	276,238	471,866
The DFA International Value Series	—	—	809,952	889,949
The Japanese Small Company Series	—	—	68,932	34,177
The Asia Pacific Small Company Series	—	—	94,795	141,283
The United Kingdom Small Company Series	—	—	164,005	126,719
The Continental Small Company Series	—	—	223,579	178,539
The Canadian Small Company Series	—	—	239,369	19,928
The Emerging Markets Series	—	—	235,103	498,760
The Emerging Markets Small Cap Series	—	—	100,221	174,833
The DFA One-Year Fixed Income Series	$565,883	—	133,200	—
The DFA Two-Year Global Fixed Income Series	172,637	—	364,411	308,586

F.  Federal Income Taxes:

It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series each to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to its shareholders.

The U.S. Large Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to foreign bond bifurcation and net realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
The Enhanced U.S. Large Company Series	—	$(1,627)	$1,627
The U.S. Large Cap Value Series	—	(270)	270
The U.S. Small Cap Value Series	$25,705	(19)	(25,686)
The U.S. Small Cap Series	37,017	—	(37,017)
The DFA International Value Series	—	20,352	(20,352)
The DFA Two-Year Global Fixed Income Series	—	(37,010)	37,010

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
The Enhanced U.S. Large Company Series
2006	$4,468	$4,136	$8,604
2007	22,007	14,452	36,459
The U.S. Large Cap Value Series
2006	141,704	186,026	327,730
2007	160,367	463,876	624,243
The U.S. Small Cap Value Series
2006	142,640	678,973	821,613
2007	205,518	868,642	1,074,160
The U.S. Small Cap Series
2006	71,422	153,072	224,494
2007	86,268	200,073	286,341
The U.S. Micro Cap Series
2006	119,309	336,642	455,951
2007	127,405	375,219	502,624
The DFA International Value Series
2006	213,585	115,307	328,892
2007	293,050	185,943	478,993
The DFA One-Year Fixed Income Series
2006	90,843	—	90,843
2007	152,964	—	152,964
The DFA Two-Year Global Fixed Income Series
2006	19,326	—	19,326
2007	79,311	—	79,311

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
The Enhanced U.S. Large Company Series	$9,903	$4,219	—	$14,122
The U.S. Large Cap Value Series	2,141	—	$(118,411)	(116,270)
The U.S. Small Cap Value Series	3,105	1,047,283	—	1,050,388
The U.S. Small Cap Series	8,406	258,820	—	267,226
The U.S. Micro Cap Series	33,072	347,556	—	380,628
The DFA International Value Series	37,777	613,845	—	651,622
The DFA One-Year Fixed Income Series	13,457	—	(14,654)	(1,197)
The DFA Two-Year Global Fixed Income Series	44,756	—	(25,439)	19,317

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the following Series' had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2012	2013	2014	2015	Total
The U.S. Large Cap Value Series	—	—	—	$118,411	$118,411
The DFA One-Year Fixed Income Series	$4,145	$5,932	$4,503	74	14,654
The DFA Two-Year Global Fixed Income Series	5,242	11,188	9,009	—	25,439

During the year ended November 30, 2007, The DFA Two-Year Global Fixed Income Series utilized capital loss carryforwards of $1,031 (in thousands) to offset realized capital gains for federal income tax purposes.

Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2007, the following Series' had cumulative unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
The DFA International Value Series	$5,687	$36,619
The Japanese Small Company Series	2,086	3,874
The Asia Pacific Small Company Series	1,467	1,992
The United Kingdom Small Company Series	12,550	1,409
The Continental Small Company Series	3,689	4,008
The Canadian Small Company Series	—	105
The Emerging Markets Series	1,160	1,623
The Emerging Markets Small Cap Series	374	530

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Company Series	$4,056,042	$1,471,821	$(477,993)	$993,828
The Enhanced U.S. Large Company Series	276,836	11,355	(365)	10,990
The U.S. Large Cap Value Series	9,790,025	2,350,917	(1,039,075)	1,311,842
The U.S. Small Cap Value Series	10,338,204	1,471,171	(2,136,369)	(665,198)
The U.S. Small Cap Series	3,872,261	682,388	(686,386)	(3,998)
The U.S. Micro Cap Series	5,351,539	1,053,473	(1,186,360)	(132,887)
The DFA International Value Series	8,220,521	2,182,009	(605,537)	1,576,472
The Japanese Small Company Series	2,074,519	164,565	(316,230)	(151,665)
The Asia Pacific Small Company Series	1,226,647	388,120	(130,970)	257,150
The United Kingdom Small Company Series	939,187	304,054	(125,581)	178,473
The Continental Small Company Series	2,239,764	824,530	(134,327)	690,203
The Canadian Small Company Series	528,819	45,004	(45,356)	(352)

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Emerging Markets Series	$2,077,330	$1,645,579	$(78,349)	$1,567,230
The Emerging Markets Small Cap Series	1,178,821	424,758	(110,985)	313,773
The DFA One-Year Fixed Income Series	3,535,123	89	(5,499)	(5,410)
The DFA Two-Year Global Fixed Income Series	3,216,016	128,515	(3,087)	125,428

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

G.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Forward Currency Contracts: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2008, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the net unrealized foreign exchange gain/(Ioss) is reflected in the accompanying financial statements (amounts in thousands):

The Enhanced U.S. Large Company Series

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2008	Unrealized Foreign Exchange Gain (Loss)
06/16/08	6,574,482	Japanese Yen	$63,564	$62,423	$1,141
06/27/08	10,754	Australian Dollar	10,223	10,241	(18)
06/27/08	10,049	Swiss Franc	9,741	9,644	97
06/27/08	7,195	Euro	11,278	11,178	100
			$94,806	$93,486	$1,320

The DFA Two-Year Global Fixed Income Series

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2008	Unrealized Foreign Exchange Gain (Loss)
06/16/08	30,829,121	Japanese Yen	$298,063	$292,713	$5,350
06/20/08	32,562,377	Japanese Yen	311,218	309,237	1,981
06/27/08	26,342,223	Japanese Yen	253,580	250,262	3,318
06/27/08	158,605	Swiss Franc	153,750	152,212	1,538
06/27/08	96,685	Euro	151,559	150,222	1,337
06/27/08	126,232	Australian Dollar	120,004	120,213	(209)
			$1,288,174	$1,274,859	$13,315

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

4.  Futures Contracts: During the six months ended May 31, 2008, the Series entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

At May 31, 2008, Large Company and Enhanced had the following outstanding futures contracts (dollar amounts in thousands):

The U.S. Large Company Series

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
S&P 500 Index®	June 20, 2008	309	$108,196	$1,622

Large Company had approximately $4,691 (amount in thousands) of cash segregated as collateral for the open futures contracts and has been accounted for on the Statement of Assets and Liabilities.

The Enhanced U.S. Large Company Series

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
S&P 500 Index®	June 20, 2008	793	$277,669	$17,699

Enhanced's securties have been segregated as collateral for the open futures contracts.

5.  Equity Index Swaps: Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the agreement is based. The daily net fluctuation is recorded as unrealized appreciation/(depreciation) by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counterparty, the accumulated net unrealized appreciation/(depreciation), which will then be recorded as realized. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) minus 0.05% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500 Index® plus accumulated dividends as expressed in Index points calculated on the original notional amount.

Risks may arise upon entering into equity index swap agreements in the event of the default or bankruptcy of a swap agreement counterparty where the swap agreement counterparty would not be able to pay any unrealized appreciation upon termination of the agreement, and in the event of unfavorable market and interest changes resulting in a liability of Enhanced.

At May 31, 2008, Enhanced had the following outstanding S&P 500 Index® swap, which was approximately 5% of the portfolio's net assets (dollar amounts in thousands):

Counterparty	Effective Date	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Morgan Stanley	April 14, 2008	October 10, 2008	$13,328	$668

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009.

For the six months ended May 31, 2008, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Cap Value Series	4.03%	$5,774	4	$3	$5,880
The U.S. Small Cap Value Series	4.53%	20,332	3	8	32,000
The U.S. Small Cap Series	4.79%	36,625	14	68	75,420
The U.S. Micro Cap Series	4.56%	1,759	4	1	2,338

There were no outstanding borrowings by the Series under this line of credit during the six months ended May 31, 2008.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

For the six months ended May 31, 2008, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	4.20%	$11,197	16	$21	$27,822
The Japanese Small Company Series	4.97%	1,011	7	1	1,239
The Asia Pacific Small Company Series	3.75%	5,228	7	4	6,179
The United Kingdom Small Company Series	3.73%	975	5	1	4,103
The Continental Small Company Series	4.26%	1,360	7	1	3,466
The Emerging Markets Series	4.60%	9,888	17	21	18,238
The Emerging Markets Small Cap Series	3.70%	2,211	25	6	5,337

There were no outstanding borrowings by the Series under this line of credit during the six months ended May 31, 2008.

I.  Securities Lending:

As of May 31, 2008, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

During the six months ended May 31, 2008, the following Series realized net gains of in-kind redemptions (amounts in thousands):

The U.S. Large Cap Value Series	$48,401
The U.S. Small Cap Value Series	40,823
The U.S. Small Cap Series	46,908
The DFA International Value Series	115,020
The Japanese Small Company Series	2,237
The Asia Pacific Small Company Series	3,762
The United Kingdom Small Company Series	6,080
The Continental Small Company Series	9,962

During the year ended November 30, 2007, The U.S. Large Company Series realized $529,199 (in thousands) of net gain.

L.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 14, 2007 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (except for the T.A. World ex U.S. Core Equity Portfolio and DFA Selectively Hedged Global Fixed Income Portfolio) (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of most Funds compared favorably with their peer groups. At the Board's request, the Advisor specifically addressed the factors that contributed to the comparative performance of The U.S. Micro Cap Series, The U.S. Small Cap Series, The U.S. Small Cap Value Series, U.S. Targeted Value Portfolio, The Japanese Small Company Series, The DFA Two-Year Global Fixed Income Series, and DFA Five-Year Global Fixed Income Portfolio. The Board concluded that the Advisor's explanations provided a sound basis for understanding the performance of these Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds' administrator and transfer agent have been negotiated by management over the course of the last two years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

At the Meeting, the Board also considered the initial approval of the investment advisory agreement and sub-advisory agreements for a new portfolio, T.A. World ex U.S. Core Equity Portfolio (the "T.A. World Portfolio"). (The investment advisory agreement and sub-advisory agreements are referred to as the "Advisory Agreements").

At the Meeting, the Board considered a variety of factors when considering the approval of the Advisory Agreements for the T.A. World Portfolio, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the T.A. World Portfolio, including the resources of the Advisor to be dedicated to the T.A. World Portfolio; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by the T.A. World Portfolio; (iv) the profitability realized by the Advisor from its relationship with the T.A. World Portfolio; (v) whether economies of scale will be realized by the Advisor with respect to the T.A. World Portfolio as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged for the benefit of investors; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the T.A. World Portfolio.

When considering the nature, extent and quality of the services that will be provided by the Advisor to the T.A. World Portfolio, and the resources of the Advisor dedicated to the T.A. World Portfolio, the Board reviewed the experience and expertise of the Advisor's investment professionals who will furnish management services to the T.A. World Portfolio. The Board also evaluated the Advisor's investment advisory capabilities and the portfolio management process described for the T.A. World Portfolio. The Board noted that the services that were proposed to be provided to the T.A. World Portfolio were consistent with the range of services currently provided to other investment portfolios managed by the Advisor. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to the T.A. World Portfolio appeared to be consistent with the Portfolio's anticipated operational requirements.

The Board also considered the proposed fees and projected expenses for the T.A. World Portfolio, and compared the fees to be charged to the T.A. World Portfolio by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in the Portfolio's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of the T.A. World Portfolio appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed advisory fee for the T.A. World Portfolio was fair, both on an absolute basis and in comparison with other funds likely to be in the T.A. World Portfolio's peer group. The Board also concluded that, given that the T.A. World Portfolio's proposed advisory fee likely ranking among the lowest of its peer funds, economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Portfolio at the present time.

The Board also noted that, as the T.A. World Portfolio had not yet commenced investment operations, there was no investment performance for either the T.A. World Portfolio or the Advisor in managing the Portfolio for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the T.A. World Portfolio because the Portfolio had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Advisory Agreements for the T.A. World Portfolio was in the best interests of the Portfolio and its shareholders.

At the Board meeting held on August 30, 2007 (the "August Meeting"), the Board considered the initial approval of the investment advisory agreement and sub-advisory agreements for a new portfolio, DFA Selectively Hedged Global Fixed Income Portfolio (the "Selectively Hedged Portfolio"). (The investment advisory agreement and sub-advisory agreements are referred to as the "Advisory Agreements").

At the Meeting, the Board considered a variety of factors when considering the approval of the Advisory Agreements for the Selectively Hedged Portfolio, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the Selectively Hedged Portfolio, including the resources of the Advisor to be dedicated to the Selectively Hedged Portfolio; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by the Selectively Hedged Portfolio; (iv) the profitability realized by the Advisor from its relationship with the Selectively Hedged Portfolio; (v) whether economies of scale will be realized by the Advisor with respect to the Selectively Hedged Portfolio as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged for the benefit of investors; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Selectively Hedged Portfolio.

When considering the nature, extent and quality of the services that will be provided by the Advisor to the Selectively Hedged Portfolio, and the resources of the Advisor dedicated to the Selectively Hedged Portfolio, the Board reviewed the experience and expertise of the Advisor's investment professionals who will furnish management services to the Portfolio. The Board also evaluated the Advisor's investment advisory capabilities and the portfolio management process described for the Selectively Hedged Portfolio. The Board noted that the services that were proposed to be provided to the Selectively Hedged Portfolio were consistent with the range of services currently provided to other investment portfolios managed by the Advisor. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to the Selectively Hedged Portfolio appeared to be consistent with the Portfolio's anticipated operational requirements.

The Board also considered the proposed fees and projected expenses for the Selectively Hedged Portfolio, and compared the fees to be charged to the Selectively Hedged Portfolio by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in the Portfolio's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of the Selectively Hedged Portfolio appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed advisory fee for the Selectively Hedged Portfolio was fair, both on an absolute basis and in comparison with other funds likely to be in the Portfolio's peer group. The Board also concluded that, given that the Selectively Hedged Portfolio's proposed advisory fee likely ranking among the lowest of its peer funds, economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Portfolio at the present time.

The Board also noted that, as the Selectively Hedged Portfolio had not yet commenced investment operations, there was no investment performance for either the Selectively Hedged Portfolio or the Advisor in managing the Portfolio for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the Selectively Hedged Portfolio because the Portfolio had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Advisory Agreements for the Selectively Hedged Portfolio was in the best interests of the Portfolio and its shareholders.

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DFA053108-001S

DFA INVESTMENT DIMENSIONS GROUP INC.

Tax-Managed U.S. Marketwide Value Portfolio

Tax-Managed U.S. Equity Portfolio

Tax-Managed U.S. Targeted Value Portfolio

Tax-Managed U.S. Small Cap Portfolio

Tax-Managed DFA International Value Portfolio

Semi-Annual Report

Six Months Ended May 31, 2008
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$155 Billion in Assets Under Management Worldwide as of May 31, 2008.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLES

Tax-Managed U.S. Marketwide Value Portfolio**	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$976.50	0.38%	$1.88
Hypothetical 5% Annual Return	$1,000.00	$1,023.10	0.38%	$1.92

2

Tax-Managed U.S. Equity Portfolio**	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$966.80	0.22%	$1.08
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.22%	$1.11
Tax-Managed U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$993.40	0.45%	$2.24
Hypothetical 5% Annual Return	$1,000.00	$1,022.75	0.45%	$2.28
Tax-Managed U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$973.20	0.53%	$2.61
Hypothetical 5% Annual Return	$1,000.00	$1,022.35	0.53%	$2.68
Tax-Managed DFA International Value Portfolio
Actual Fund Return	$1,000.00	$936.70	0.54%	$2.61
Hypothetical 5% Annual Return	$1,000.00	$1,022.30	0.54%	$2.73

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.
The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category.

FEEDER FUNDS

Affiliated Investment Companies
Tax-Managed U.S. Marketwide Value Portfolio	100.0%
Tax-Managed U.S. Equity Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
Tax-Managed U.S. Targeted Value Portfolio	15.2%	5.0%	10.6%	22.5%	5.7%	15.8%	15.3%	9.3%	0.6%	—	100.0%
Tax-Managed U.S. Small Cap Portfolio	14.0%	3.9%	9.5%	14.1%	13.6%	17.4%	17.9%	6.1%	1.1%	2.4%	100.0%
Tax-Managed DFA International Value Portfolio	12.0%	3.0%	5.7%	43.0%	0.2%	10.2%	2.6%	11.5%	7.2%	4.6%	100.0%

4

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
MAY 31, 2008
(Unaudited)

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$2,633,865,313
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,195,872,560)	$2,633,865,313

TAX-MANAGED U.S. EQUITY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Equity Series of The DFA Investment Trust Company	$1,918,505,364
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,565,852,388)	$1,918,505,364

See accompanying Notes to Financial Statements.
5

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.6%)
Consumer Discretionary — (13.3%)
* AutoNation, Inc.	558,785	$8,823,215	0.3%
*# Big Lots, Inc.	417,700	12,973,762	0.5%
* Toll Brothers, Inc.	483,170	10,180,392	0.4%
* Warnaco Group, Inc.	269,455	12,985,036	0.5%
Other Securities		384,802,076	13.3%
Total Consumer Discretionary		429,764,481	15.0%
Consumer Staples — (4.4%)
Pilgrim's Pride Corp.	529,215	13,759,590	0.5%
*# Smithfield Foods, Inc.	478,273	14,965,162	0.5%
# Universal Corp.	220,500	10,939,005	0.4%
Other Securities		103,447,208	3.6%
Total Consumer Staples		143,110,965	5.0%
Energy — (9.0%)
Cimarex Energy Co.	268,634	18,304,721	0.6%
* Comstock Resources, Inc.	271,600	15,576,260	0.6%
*# Encore Acquisition Co.	140,602	9,390,808	0.3%
* EXCO Resources, Inc.	429,729	10,717,441	0.4%
* Forest Oil Corp.	286,943	19,153,445	0.7%
# Helmerich & Payne, Inc.	224,400	14,058,660	0.5%
* Mariner Energy, Inc.	549,200	17,958,840	0.6%
Overseas Shipholding Group, Inc.	113,600	8,981,216	0.3%
* Stone Energy Corp.	143,952	9,728,276	0.3%
* Swift Energy Corp.	152,170	8,771,079	0.3%
* Whiting Petroleum Corp.	226,118	21,148,817	0.7%
Other Securities		139,594,017	5.0%
Total Energy		293,383,580	10.3%
Financials — (19.9%)
American Financial Group, Inc.	303,023	9,036,146	0.3%
Fidelity National Financial, Inc.	531,974	9,096,755	0.3%
Harleysville Group, Inc.	245,883	9,591,896	0.3%
Odyssey Re Holdings Corp.	285,770	10,727,806	0.4%
Old Republic International Corp.	831,902	12,520,125	0.4%
* ProAssurance Corp.	175,400	8,985,742	0.3%
Protective Life Corp.	253,770	10,653,265	0.4%
Reinsurance Group of America, Inc.	181,339	9,324,451	0.3%
SAFECO Corp.	313,943	21,034,181	0.7%
# Synovus Financial Corp.	1,011,744	11,624,939	0.4%
Transatlantic Holdings, Inc.	187,380	12,114,117	0.4%
Other Securities		518,940,329	18.3%
Total Financials		643,649,752	22.5%
Health Care — (4.9%)
* Community Health Systems, Inc.	240,400	8,661,612	0.3%
Other Securities		149,774,250	5.2%
Total Health Care		158,435,862	5.5%
Industrials — (13.5%)
* Allied Waste Industries, Inc.	1,403,145	18,900,363	0.7%
DRS Technologies, Inc.	131,468	10,357,049	0.4%
* Esterline Technologies Corp.	146,616	9,079,929	0.3%
Regal-Beloit Corp.	241,478	11,228,727	0.4%
Ryder System, Inc.	209,710	15,399,005	0.5%
Timken Co.	336,850	12,338,816	0.4%
Other Securities		358,948,773	12.5%
Total Industrials		436,252,662	15.2%
Information Technology — (13.5%)
* Arrow Electronics, Inc.	363,116	11,133,137	0.4%

6

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
* Ingram Micro, Inc.	482,598	$8,749,502	0.3%
* Skyworks Solutions, Inc.	990,272	10,229,510	0.4%
Other Securities		406,443,869	14.1%
Total Information Technology		436,556,018	15.2%
Materials — (8.6%)
Ashland, Inc.	225,223	12,087,718	0.4%
Greif, Inc. Class A	152,400	10,216,896	0.4%
Minerals Technologies, Inc.	137,319	9,558,776	0.3%
NewMarket Corp.	125,747	9,842,218	0.3%
Reliance Steel & Aluminum Co.	197,815	13,445,486	0.5%
Rock-Tenn Co. Class A	268,321	9,576,376	0.3%
Schnitzer Steel Industries, Inc. Class A	137,833	13,802,597	0.5%
Sensient Technologies Corp.	348,163	10,949,726	0.4%
Steel Dynamics, Inc.	426,000	15,378,600	0.5%
Terra Industries, Inc.	224,540	9,796,680	0.3%
Other Securities		166,026,658	5.9%
Total Materials		280,681,731	9.8%
Other — (0.0%)
Total Other		1,779	0.0%
Telecommunication Services — (0.5%)
CenturyTel, Inc.	274,573	9,722,630	0.4%
Other Securities		6,641,439	0.2%
Total Telecommunication Services		16,364,069	0.6%
Utilities — (0.0%)
Total Utilities		292,466	0.0%
TOTAL COMMON STOCKS		2,838,493,365	99.1%
TEMPORARY CASH INVESTMENTS — (0.8%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	27,228,741	27,228,741	0.9%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.6%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $ $419,017,769 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 05/01/23 to 04/01/38 & FNMA, rates ranging from 4.000% to 9.000%, maturities ranging from10/01/17 to 07/01/47, valued at $342,582,412) to be repurchased at $332,669,418	$332,604	332,604,283	11.6%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $ $84,645,000 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 02/01/18 to 07/01/36, valued at $43,243,923) to be repurchased at $41,991,591	41,984	41,983,684	1.5%
TOTAL SECURITIES LENDING COLLATERAL		374,587,967	13.1%
TOTAL INVESTMENTS — (100.0%) (Cost $2,867,725,748)		$3,240,310,073	113.1%

See accompanying Notes to Financial Statements.
7

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (82.8%)
Consumer Discretionary — (11.5%)
*# Big Lots, Inc.	109,900	$3,413,494	0.2%
* Deckers Outdoor Corp.	17,200	2,351,584	0.1%
DeVry, Inc.	56,680	3,233,594	0.2%
*# Priceline.com, Inc.	38,388	5,164,338	0.3%
* Warnaco Group, Inc.	62,738	3,023,344	0.2%
Other Securities		217,388,796	12.8%
Total Consumer Discretionary		234,575,150	13.8%
Consumer Staples — (3.3%)
* Central European Distribution Corp.	49,175	3,509,128	0.2%
* Darling International, Inc.	174,700	2,814,417	0.2%
Other Securities		60,010,501	3.5%
Total Consumer Staples		66,334,046	3.9%
Energy — (7.5%)
* Atwood Oceanics, Inc.	33,498	3,413,781	0.2%
Berry Petroleum Corp. Class A	45,000	2,430,000	0.2%
* Bill Barret Corp.	44,542	2,397,696	0.1%
* Carrizo Oil & Gas, Inc.	38,907	2,605,213	0.2%
* Clayton Williams Energy, Inc.	29,598	2,790,203	0.2%
* Comstock Resources, Inc.	66,862	3,834,536	0.2%
*# Contango Oil & Gas Co.	31,385	2,622,217	0.2%
* Denbury Resources, Inc.	170,120	5,777,275	0.3%
* Encore Acquisition Co.	66,000	4,408,140	0.3%
* EXCO Resources, Inc.	119,529	2,981,053	0.2%
* Forest Oil Corp.	49,371	3,295,514	0.2%
* Gulfmark Offshore, Inc.	35,600	2,389,828	0.1%
* Mariner Energy, Inc.	115,182	3,766,451	0.2%
Massey Energy Co.	41,630	2,690,131	0.2%
* PetroQuest Energy, Inc.	117,054	2,592,746	0.2%
* Stone Energy Corp.	42,641	2,881,679	0.2%
* Swift Energy Corp.	49,784	2,869,550	0.2%
* W-H Energy Services, Inc.	32,600	2,788,278	0.2%
* Whiting Petroleum Corp.	39,464	3,691,068	0.2%
Other Securities		92,574,430	5.2%
Total Energy		152,799,789	9.0%
Financials — (12.0%)
UMB Financial Corp.	46,627	2,432,531	0.1%
Other Securities		241,580,343	14.2%
Total Financials		244,012,874	14.3%
Health Care — (11.2%)
* Cepheid, Inc.	101,350	2,667,532	0.2%
*# Illumina, Inc.	58,641	4,602,146	0.3%
# Perrigo Co.	98,412	3,602,863	0.2%
*# Savient Pharmaceuticals, Inc.	90,300	2,405,592	0.2%
Other Securities		214,665,634	12.5%
Total Health Care		227,943,767	13.4%
Industrials — (14.3%)
* EMCOR Group, Inc.	85,600	2,512,360	0.2%
* Esterline Technologies Corp.	43,457	2,691,292	0.2%
Flowserve Corp.	45,400	6,288,808	0.4%
* FTI Consulting, Inc.	54,350	3,264,261	0.2%
* Graftech International, Ltd.	102,200	2,698,080	0.2%
*# Kirby Corp.	42,949	2,390,541	0.1%

8

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Lindsay Corp.	25,764	$2,705,220	0.2%
Robbins & Myers, Inc.	60,800	2,461,792	0.1%
Valmont Industries, Inc.	24,400	2,802,096	0.2%
Walter Industries, Inc.	35,000	3,263,400	0.2%
Other Securities		261,404,491	15.2%
Total Industrials		292,482,341	17.2%
Information Technology — (14.6%)
* CommScope, Inc.	44,900	2,462,765	0.2%
* Cybersource Corp.	149,267	2,897,272	0.2%
*# Flir Systems, Inc.	83,800	3,303,396	0.2%
* Skyworks Solutions, Inc.	296,472	3,062,556	0.2%
Other Securities		286,644,843	16.7%
Total Information Technology		298,370,832	17.5%
Materials — (5.6%)
AK Steel Holding Corp.	100,772	7,154,812	0.4%
Cleveland-Cliffs, Inc.	45,240	4,827,108	0.3%
* Owens-Illinois, Inc.	59,452	3,401,843	0.2%
Steel Dynamics, Inc.	124,368	4,489,685	0.3%
Terra Industries, Inc.	161,890	7,063,261	0.4%
Other Securities		88,229,297	5.2%
Total Materials		115,166,006	6.8%
Other — (0.0%)
Total Other		555	0.0%
Telecommunication Services — (0.8%)
Total Telecommunication Services		16,988,539	1.0%
Utilities — (2.0%)
Total Utilities		40,714,900	2.4%
TOTAL COMMON STOCKS		1,689,388,799	99.3%
PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
Total Health Care		1,026,417	0.1%
TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	13,817,310	13,817,310	0.8%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.5%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $511,005,755 FNMA, rates ranging from 4.000% to 9.000%, maturities ranging from 04/01/18 to 07/01/47, valued at $307,387,316) to be repurchased at $298,492,730	$298,434	298,434,287	17.6%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $51,783,384 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 02/01/36 to 05/01/38, valued at $38,872,581) to be repurchased at $37,744,804	37,738	37,737,697	2.2%
TOTAL SECURITIES LENDING COLLATERAL		336,171,984	19.8%
TOTAL INVESTMENTS — (100.0%) (Cost $1,757,818,556)		$2,040,404,510	120.0%

See accompanying Notes to Financial Statements.
9

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.9%)
COMMON STOCKS — (5.9%)
Australia & New Zealand Banking Group, Ltd.	980,279	$20,344,127	0.8%
Commonwealth Bank of Australia	676,919	27,416,908	1.1%
National Australia Bank, Ltd.	1,035,639	31,040,794	1.2%
Other Securities		74,603,511	2.8%
TOTAL — AUSTRALIA		153,405,340	5.9%
AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		15,376,937	0.6%
BELGIUM — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		11,361,621	0.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		112	0.0%
TOTAL — BELGIUM		11,361,733	0.4%
CANADA — (5.8%)
COMMON STOCKS — (5.8%)
Petro-Canada	237,800	13,720,888	0.5%
Sun Life Financial, Inc.	488,350	22,731,670	0.9%
Other Securities		113,495,748	4.4%
TOTAL — CANADA		149,948,306	5.8%
DENMARK — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		31,554,732	1.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		636,469	0.1%
TOTAL — DENMARK		32,191,201	1.3%
FINLAND — (1.6%)
COMMON STOCKS — (1.6%)
Fortum Oyj	448,520	21,705,436	0.9%
Other Securities		19,794,948	0.7%
TOTAL — FINLAND		41,500,384	1.6%
FRANCE — (8.6%)
COMMON STOCKS — (8.5%)
AXA SA	948,963	33,562,900	1.3%
# BNP Paribas SA	522,726	53,911,731	2.1%
Compagnie de Saint-Gobain	159,735	12,892,225	0.5%
Vivendi SA	653,602	27,491,716	1.1%
Other Securities		93,661,082	3.6%
TOTAL COMMON STOCKS		221,519,654	8.6%
RIGHTS/WARRANTS — (0.1%)
Other Securities		1,182,860	0.0%
TOTAL — FRANCE		222,702,514	8.6%
GERMANY — (13.1%)
COMMON STOCKS — (13.1%)
Allianz SE	205,697	38,913,201	1.5%
Bayerische Motoren Werke AG	225,402	13,332,453	0.5%
Daimler Chrysler AG	585,691	44,526,055	1.7%
Deutsche Bank AG	296,673	31,643,799	1.2%
Deutsche Telekom AG	1,440,584	24,176,641	0.9%
E.ON AG	396,846	84,198,199	3.3%

10

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Munchener Rueckversicherungs-Gesellschaft AG	128,600	$24,093,273	0.9%
Volkswagen AG	120,728	33,220,622	1.3%
Other Securities		45,662,310	1.8%
TOTAL — GERMANY		339,766,553	13.1%
GREECE — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		4,379,084	0.2%
HONG KONG — (2.9%)
COMMON STOCKS — (2.9%)
Cheung Kong Holdings, Ltd.	974,000	14,999,597	0.6%
Hutchison Whampoa, Ltd.	1,486,000	16,073,744	0.6%
Other Securities		44,563,245	1.7%
TOTAL — HONG KONG		75,636,586	2.9%
IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		15,252,649	0.6%
ITALY — (2.5%)
COMMON STOCKS — (2.5%)
Intesa Sanpaolo SpA	2,067,469	13,566,029	0.5%
Other Securities		51,956,671	2.0%
TOTAL — ITALY		65,522,700	2.5%
JAPAN — (11.2%)
COMMON STOCKS — (11.2%)
Hitachi, Ltd.	2,287,000	16,472,948	0.6%
Matsushita Electric Industrial Co., Ltd.	585,998	13,308,015	0.5%
Millea Holdings, Inc.	405,240	16,731,010	0.7%
* Mitsui Sumitomo Insurance Group Holdings, Inc.	327,900	12,908,152	0.5%
Other Securities		231,259,214	8.9%
TOTAL — JAPAN		290,679,339	11.2%
NETHERLANDS — (6.0%)
COMMON STOCKS — (6.0%)
Aegon NV	1,006,167	15,350,362	0.6%
ArcelorMittal	490,981	48,730,951	1.9%
ING Groep NV	1,067,775	40,772,654	1.6%
Koninklijke Philips Electronics NV	942,411	36,202,679	1.4%
Other Securities		13,592,469	0.5%
TOTAL — NETHERLANDS		154,649,115	6.0%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		3,301,839	0.1%
NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		26,202,322	1.0%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		3,035,122	0.1%
SINGAPORE — (1.8%)
COMMON STOCKS — (1.8%)
# DBS Group Holdings, Ltd.	964,600	13,808,067	0.6%
Other Securities		32,198,062	1.2%
TOTAL — SINGAPORE		46,006,129	1.8%
SPAIN — (6.1%)
COMMON STOCKS — (6.1%)
Banco Santander Central Hispano SA	3,419,617	71,333,355	2.8%

11

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Repsol YPF SA	567,226	$23,454,355	0.9%
Other Securities		62,667,880	2.4%
TOTAL — SPAIN		157,455,590	6.1%
SWEDEN — (2.9%)
COMMON STOCKS — (2.9%)
Nordea Bank AB	1,387,996	22,579,898	0.9%
Other Securities		51,598,558	2.0%
TOTAL — SWEDEN		74,178,456	2.9%
SWITZERLAND — (7.0%)
COMMON STOCKS — (7.0%)
Compagnie Financiere Richemont AG Series A	393,600	24,532,517	0.9%
Credit Suisse Group	616,112	31,378,590	1.2%
Holcim, Ltd.	158,003	14,772,081	0.6%
Swiss Re	230,487	17,914,447	0.7%
Syngenta AG	77,200	23,632,313	0.9%
Zurich Financial SVCS AG	87,564	25,698,525	1.0%
Other Securities		44,743,964	1.8%
TOTAL COMMON STOCKS		182,672,437	7.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		296,740	0.0%
TOTAL — SWITZERLAND		182,969,177	7.1%
UNITED KINGDOM — (18.8%)
COMMON STOCKS — (18.8%)
Anglo American P.L.C.	358,847	24,452,245	0.9%
Aviva P.L.C.	1,906,847	23,829,978	0.9%
BAE Systems P.L.C.	1,413,859	12,706,911	0.5%
# Barclays P.L.C. ADR	512,350	15,334,635	0.6%
HBOS P.L.C.	2,333,163	18,502,672	0.7%
HSBC Holdings P.L.C. Sponsored ADR	470,550	39,625,015	1.5%
Royal Bank of Scotland Group P.L.C.	5,725,083	25,948,267	1.0%
Royal Dutch Shell P.L.C. ADR	301,814	25,270,886	1.0%
Vodafone Group P.L.C.	29,270,926	93,992,661	3.6%
Vodafone Group P.L.C. Sponsored ADR	835,100	26,798,359	1.0%
Xstrata P.L.C.	227,813	18,026,609	0.7%
Other Securities		163,289,889	6.4%
TOTAL COMMON STOCKS		487,778,127	18.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,940,544	0.1%
TOTAL — UNITED KINGDOM		489,718,671	18.9%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $3,780,000 FNMA 5.00%, 06/01/22, valued at $3,237,057) to be repurchased at $3,189,516	$3,189	3,189,000	0.1%
SECURITIES LENDING COLLATERAL — (1.5%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $59,354,800 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 08/01/15 to 05/01/38, valued at $40,224,949) to be repurchased at $39,443,947	39,436	39,436,224	1.6%
TOTAL INVESTMENTS — (100.0%) (Cost $1,942,752,985)		$2,597,864,971	100.4%

See accompanying Notes to Financial Statements.
12

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio	Tax-Managed U.S. Targeted Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$2,633,865	$1,918,505	—
Investments at Value (including $0, $0, and $353,079 of securities on loan, respectively)	—	—	$2,838,493
Temporary Cash Investments at Value	—	—	27,229
Collateral Received from Securities on Loan at Value	—	—	374,588
Receivables:
Investment Securities Sold	—	—	17,201
Affiliated Investment Companies	—	316	—
Dividends and Interest	—	—	2,107
Securities Lending Income	—	—	446
Fund Shares Sold	1,534	634	2,414
Prepaid Expenses and Other Assets	69	55	96
Total Assets	2,635,468	1,919,510	3,262,574
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	374,588
Investment Securities Purchased	—	—	20,183
Affiliated Investment Companies	630	—	—
Fund Shares Redeemed	904	950	1,343
Due to Advisor	327	231	981
Accrued Expenses and Other Liabilities	118	79	168
Total Liabilities	1,979	1,260	397,263
NET ASSETS	$2,633,489	$1,918,250	$2,865,311
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	157,604,413	128,577,104	133,786,776
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.71	$14.92	$21.42
Investments in Affiliated Investment Companies at Cost	$2,195,872	$1,565,852	$—
Investments at Cost	$—	$—	$2,465,909
Temporary Cash Investments at Cost	$—	$—	$27,229
Collateral Received from Securities on Loan at Cost	$—	$—	$374,588
NET ASSETS CONSIST OF:
Paid-In Capital	$2,113,955	$1,634,509	$2,346,947
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	11,011	7,137	6,055
Accumulated Net Realized Gain (Loss)	70,530	(76,049)	139,725
Net Unrealized Appreciation (Depreciation)	437,993	352,653	372,584
NET ASSETS	$2,633,489	$1,918,250	$2,865,311
(1) NUMBER OF SHARES AUTHORIZED	350,000,000	250,000,000	300,000,000

See accompanying Notes to Financial Statements.
13

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Small Cap Portfolio	Tax-Managed DFA International Value Portfolio
ASSETS:
Investments at Value (including $317,305 and $36,927 of securities on loan, respectively)	$1,690,416	$2,555,240
Temporary Cash Investments at Value	13,817	3,189
Collateral Received from Securities on Loan at Value	336,172	39,436
Foreign Currencies at Value	—	12,277
Cash	—	15
Receivables:
Investment Securities Sold	7,047	7,154
Dividends, Interest, and Tax Reclaims	1,095	19,423
Securities Lending Income	644	501
Fund Shares Sold	1,523	2,193
Prepaid Expenses and Other Assets	61	74
Total Assets	2,050,775	2,639,502
LIABILITIES:
Payables:
Upon Return of Securities Loaned	336,172	39,436
Investment Securities Purchased	12,640	9,527
Fund Shares Redeemed	434	1,265
Due to Advisor	689	1,085
Accrued Expenses and Other Liabilities	97	168
Total Liabilities	350,032	51,481
NET ASSETS	$1,700,743	$2,588,021
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	74,153,969	138,549,755
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$22.94	$18.68
Investments at Cost	$1,407,830	$1,900,128
Temporary Cash Investments at Cost	$13,817	$3,189
Collateral Received from Securities on Loan at Cost	$336,172	$39,436
Foreign Currencies at Cost	$—	$12,312
NET ASSETS CONSIST OF:
Paid-In Capital	$1,325,251	$1,819,014
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	3,201	55,837
Accumulated Net Realized Gain (Loss)	89,705	57,960
Net Unrealized Foreign Exchange Gain (Loss)	—	133
Net Unrealized Appreciation (Depreciation)	282,586	655,077
NET ASSETS	$1,700,743	$2,588,021
(1) NUMBER OF SHARES AUTHORIZED	200,000,000	300,000,000

See accompanying Notes to Financial Statements.
14

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio*	Tax-Managed U.S. Equity Portfolio*	Tax-Managed U.S. Targeted Value Portfolio
Investment Income
Dividends	$25,068	$15,932	$15,299
Interest	359	142	502
Income from Securities Lending	869	654	1,879
Expenses Allocated from Affiliated Investment Companies	(2,735)	(602)	—
Total Investment Income	23,561	16,126	17,680
Expenses
Investment Advisory Services Fees	—	—	5,468
Administrative Services Fees	1,897	1,325	—
Accounting & Transfer Agent Fees	24	19	156
Custodian Fees	—	—	36
Filing Fees	46	42	52
Shareholders' Reports	20	14	37
Directors'/Trustees' Fees & Expenses	9	7	4
Legal Fees	12	7	17
Audit Fees	4	3	20
Other	5	3	108
Total Expenses	2,017	1,420	5,898
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(78)	—
Net Expenses	2,017	1,342	5,898
Net Investment Income (Loss)	21,544	14,784	11,782
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	73,154	(10,451)	142,431
Futures	(1,959)	—	(2,494)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(158,953)	(62,958)	(151,244)
Net Realized and Unrealized Gain (Loss)	(87,758)	(73,409)	(11,307)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(66,214)	$(58,625)	$475

* Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
15

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	Tax-Managed U.S. Small Cap Portfolio	Tax-Managed DFA International Value Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $7,469, respectively)	$7,540	$62,516
Interest	261	243
Income from Securities Lending	2,870	1,590
Total Investment Income	10,671	64,349
Expenses
Investment Advisory Services Fees	3,980	6,337
Accounting & Transfer Agent Fees	99	154
Custodian Fees	39	180
Filing Fees	35	44
Shareholders' Reports	16	22
Directors'/Trustees' Fees & Expenses	4	9
Legal Fees	8	12
Audit Fees	11	17
Other	10	19
Total Expenses	4,202	6,794
Net Investment Income (Loss)	6,469	57,555
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	92,425	62,137
Futures	(1,909)	(2,244)
Foreign Currency Transactions	—	(477)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(137,514)	(292,052)
Translation of Foreign Currency Denominated Amounts	—	(6)
Net Realized and Unrealized Gain (Loss)	(46,998)	(232,642)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(40,529)	$(175,087)

See accompanying Notes to Financial Statements.
16

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio		Tax-Managed U.S. Equity Portfolio		Tax-Managed U.S. Targeted Value Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$21,544	$41,019	$14,784	$27,394	$11,782	$32,533
Net Realized Gain (Loss) on:
Investment Securities Sold	73,154	139,228	(10,451)	10,874	142,431	167,039
Futures	(1,959)	—	—	—	(2,494)	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(158,953)	(180,378)	(62,958)	73,457	(151,244)	(423,757)
Net Increase (Decrease) in Net Assets Resulting from Operations	(66,214)	(131)	(58,625)	111,725	475	(224,185)
Distributions From:
Net Investment Income	(22,473)	(39,785)	(15,226)	(25,931)	(9,353)	(30,833)
Net Long-Term Gains	(36,063)	—	—	—	(152,308)	(284,595)
Total Distributions	(58,536)	(39,785)	(15,226)	(25,931)	(161,661)	(315,428)
Capital Share Transactions (1):
Shares Issued	423,674	613,164	334,001	385,068	895,224	691,351
Shares Issued in Lieu of Cash Distributions	55,826	36,864	14,886	25,647	158,279	304,575
Shares Redeemed	(469,104)	(368,048)	(180,598)	(160,308)	(932,700)	(754,382)
Net Increase (Decrease) from Capital Share Transactions	10,396	281,980	168,289	250,407	120,803	241,544
Total Increase (Decrease) in Net Assets	(114,354)	242,064	94,438	336,201	(40,383)	(298,069)
Net Assets
Beginning of Period	2,747,843	2,505,779	1,823,812	1,487,611	2,905,694	3,203,763
End of Period	$2,633,489	$2,747,843	$1,918,250	$1,823,812	$2,865,311	$2,905,694
(1) Shares Issued and Redeemed:
Shares Issued	26,106	33,160	22,909	24,964	44,121	27,123
Shares Issued in Lieu of Cash Distributions	3,365	2,019	1,023	1,685	7,505	12,193
Shares Redeemed	(28,819)	(20,036)	(12,485)	(10,356)	(43,666)	(30,452)
	652	15,143	11,447	16,293	7,960	8,864
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$11,011	$11,940	$7,137	$7,579	$6,055	$3,626

See accompanying Notes to Financial Statements.
17

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Tax-Managed U.S. Small Cap Portfolio		Tax-Managed DFA International Value Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,469	$11,947	$57,555	$75,534
Net Realized Gain (Loss) on:
Investment Securities Sold	92,425	182,553	62,137	225,699
Futures	(1,909)	—	(2,244)	—
Foreign Currency Transactions	—	—	(477)	440
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(137,514)	(217,967)	(292,052)	116,793
Translation of Foreign Currency Denominated Amounts	—	—	(6)	17
Net Increase (Decrease) in Net Assets Resulting from Operations	(40,529)	(23,467)	(175,087)	418,483
Distributions From:
Net Investment Income	(5,618)	(11,189)	(20,694)	(61,441)
Net Short-Term Gains	—	—	—	(119)
Net Long-Term Gains	(140,329)	—	(217,882)	(108,595)
Total Distributions	(145,947)	(11,189)	(238,576)	(170,155)
Capital Share Transactions (1):
Shares Issued	365,777	344,218	346,384	480,977
Shares Issued in Lieu of Cash Distributions	144,301	11,049	229,761	162,246
Shares Redeemed	(402,104)	(194,404)	(433,731)	(402,964)
Net Increase (Decrease) from Capital Share Transactions	107,974	160,863	142,414	240,259
Total Increase (Decrease) in Net Assets	(78,502)	126,207	(271,249)	488,587
Net Assets
Beginning of Period	1,779,245	1,653,038	2,859,270	2,370,683
End of Period	$1,700,743	$1,779,245	$2,588,021	$2,859,270
(1) Shares Issued and Redeemed:
Shares Issued	16,669	12,633	19,057	22,796
Shares Issued in Lieu of Cash Distributions	6,227	412	12,141	8,062
Shares Redeemed	(17,535)	(7,188)	(23,166)	(19,134)
	5,361	5,857	8,032	11,724
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$3,201	$2,350	$55,837	$18,976

See accompanying Notes to Financial Statements.
18

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$17.51	$17.67	$15.26	$13.27	$11.12	$9.09	$15.57	$14.75	$13.26	$12.23	$11.05	$9.40
Income From Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.27	(A)	0.24	(A)	0.18	0.11	0.04	0.12	(A)	0.25	(A)	0.21	(A)	0.16	0.14	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.55)	(0.16)	2.39	1.96	2.13	2.02	(0.64)	0.81	1.47	1.05	1.18	1.63
Total From Investment Operations	(0.41)	0.11	2.63	2.14	2.24	2.06	(0.52)	1.06	1.68	1.21	1.32	1.70
Less Distributions
Net Investment Income	(0.15)	(0.27)	(0.22)	(0.15)	(0.09)	(0.03)	(0.13)	(0.24)	(0.19)	(0.18)	(0.14)	(0.05)
Net Realized Gains	(0.24)	—	—	—	—	—	—	—	—	—	—	—
Total Distributions	(0.39)	(0.27)	(0.22)	(0.15)	(0.09)	(0.03)	(0.13)	(0.24)	(0.19)	(0.18)	(0.14)	(0.05)
Net Asset Value, End of Period	$16.71	$17.51	$17.67	$15.26	$13.27	$11.12	$14.92	$15.57	$14.75	$13.26	$12.23	$11.05
Total Return	(2.35	)%(C)	0.54%	17.45%	16.27%	20.24%	22.79%	(3.32	)%(C)	7.23%	12.84%	9.97%	12.03%	18.21%
Net Assets, End of Period (thousands)	$2,633,489	$2,747,843	$2,505,779	$1,754,320	$1,197,227	$756,839	$1,918,250	$1,823,812	$1,487,611	$999,215	$618,888	$348,752
Ratio of Expenses to Average Net Assets (D)	0.38	%(B)	0.37%	0.38%	0.40%	0.42%	0.43%	0.22	%(B)	0.22%	0.23%	0.25%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.38	%(B)	0.37%	0.38%	0.40%	0.42%	0.43%	0.23	%(B)	0.23%	0.24%	0.26%	0.29%	0.29%
Ratio of Net Investment Income to Average Net Assets	1.70	%(B)	1.45%	1.47%	1.35%	0.97%	0.43%	1.67	%(B)	1.59%	1.55%	1.35%	1.37%	0.87%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
19

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed U.S. Targeted Value Portfolio	Tax-Managed U.S. Small Cap Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$23.09	$27.39	$25.60	$23.32	$19.22	$13.34	$25.86	$26.27	$22.95	$20.53	$17.84	$12.55
Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.25	(A)	0.22	(A)	0.09	0.09	0.04	0.09	(A)	0.18	(A)	0.10	(A)	0.04	0.01	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.27)	(1.87)	3.90	2.68	4.09	5.86	(0.76)	(0.42)	3.30	2.42	2.69	5.29
Total From Investment Operations	(0.18)	(1.62)	4.12	2.77	4.18	5.90	(0.67)	(0.24)	3.40	2.46	2.70	5.30
Less Distributions
Net Investment Income	(0.08)	(0.24)	(0.19)	(0.10)	(0.08)	(0.02)	(0.08)	(0.17)	(0.08)	(0.04)	(0.01)	(0.01)
Net Realized Gains	(1.41)	(2.44)	(2.14)	(0.39)	—	—	(2.17)	—	—	—	—	—
Total Distributions	(1.49)	(2.68)	(2.33)	(0.49)	(0.08)	(0.02)	(2.25)	(0.17)	(0.08)	(0.04)	(0.01)	(0.01)
Net Asset Value, End of Period	$21.42	$23.09	$27.39	$25.60	$23.32	$19.22	$22.94	$25.86	$26.27	$22.95	$20.53	$17.84
Total Return	(0.66	)%(C)	(6.58)%	17.70%	12.09%	21.84%	44.29%	(2.68	)%(C)	(0.94)%	14.88%	11.98%	15.17%	42.27%
Net Assets, End of Period (thousands)	$2,865,311	$2,905,694	$3,203,763	$2,634,891	$2,078,718	$1,581,349	$1,700,743	$1,779,245	$1,653,038	$1,242,288	$958,233	$703,362
Ratio of Expenses to Average Net Assets	0.45	%(B)	0.47%	0.53%	0.55%	0.56%	0.56%	0.53	%(B)	0.53%	0.53%	0.55%	0.56%	0.57%
Ratio of Net Investment Income to Average Net Assets	0.91	%(B)	0.98%	0.85%	0.39%	0.45%	0.27%	0.81	%(B)	0.65%	0.41%	0.21%	0.08%	0.10%
Portfolio Turnover Rate	28	%(C)	28%	35%	21%	21%	13%	21	%(C)	31%	22%	15%	7%	19%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
20

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed DFA International Value Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$21.91	$19.96	$15.51	$13.63	$10.84	$8.24
Income From Investment Operations
Net Investment Income (Loss)	0.42	(A)	0.59	(A)	0.54	(A)	0.33	(A)	0.22	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.78)	2.76	4.71	1.90	2.93	2.59
Total From Investment Operations	(1.36)	3.35	5.25	2.23	3.15	2.76
Less Distributions
Net Investment Income	(0.16)	(0.48)	(0.59)	(0.35)	(0.36)	(0.16)
Net Realized Gains	(1.71)	(0.92)	(0.21)	—	—	—
Total Distributions	(1.87)	(1.40)	(0.80)	(0.35)	(0.36)	(0.16)
Net Asset Value, End of Period	$18.68	$21.91	$19.96	$15.51	$13.63	$10.84
Total Return	(6.33	)%(C)	17.51%	35.01%	16.63%	29.69%	34.20%
Net Assets, End of Period (thousands)	$2,588,021	$2,859,270	$2,370,683	$1,571,217	$1,082,275	$675,142
Ratio of Expenses to Average Net Assets	0.54	%(B)	0.54%	0.54%	0.60%	0.65%	0.66%
Ratio of Net Investment Income to Average Net Assets	4.54	%(B)	2.77%	3.04%	2.23%	1.91%	2.08%
Portfolio Turnover Rate	11	%(C)	20%	13%	11%	7%	25%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
21

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-three operational portfolios, five of which (the "Portfolios") are included in this section of the report.

The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio (the "Feeder Funds") primarily invest their assets in The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series"), respectively. At May 31, 2008, the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio owned 71% and 100% of their respective Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio are organized as stand-alone registered investment companies.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by Tax-Managed U.S. Targeted Value Portfolio and Tax-Managed U.S Small Cap Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio (the "International Equity Portfolio"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolio value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Equity Portfolio is computed. Due

22

to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolio prices its shares at the close of the NYSE, the International Equity Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio are valued using the settlement price established each day on the exchange on which they are traded.

For the Tax-Managed U.S. Marketwide Value Portfolio and the Tax-Managed U.S. Equity Portfolio, their investments reflect each of their proportionate interest in the net assets of their respective Series.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Tax-Managed U.S. Marketwide Value Portfolio	$2,633,865	—	—	$2,633,865
Tax-Managed U.S. Equity Portfolio	1,918,505	—	—	1,918,505
Tax-Managed U.S. Targeted Value Portfolio	2,865,584	$374,726	—	3,240,310
Tax-Managed U.S. Small Cap Portfolio	1,704,097	336,308	—	2,040,405
Tax-Managed DFA International Value Portfolio	297,019	2,300,846	—	2,597,865

2.  Foreign Currency Translation:  Securities and other assets and liabilities of the Tax-Managed DFA International Value Portfolio whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized

23

reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Tax-Managed DFA International Value Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the Tax-Managed DFA International Value Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Feeder Funds each recognize their pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from their respective Series, which are treated as partnerships for federal income tax purposes.

The Tax-Managed DFA International Value Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or "the Advisor") provides investment advisory services to each of the Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds,

24

including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the non-Feeder Funds. For the six months ended May 31, 2008, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Tax-Managed U.S. Targeted Value Portfolio*	0.42%
Tax-Managed U.S. Small Cap Portfolio	0.50%
Tax-Managed DFA International Value Portfolio	0.50%

* Effective March 30, 2007, Tax-Managed U.S. Targeted Value Portfolio's effective annual rate of average daily net assets changed from 0.50% to 0.42%.

For the six months ended May 31, 2008, the Feeder Funds' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.15% of average daily net assets.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its Series) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.22% of the average net assets on an annualized basis. At any time that the annualized expenses of the Tax-Managed U.S. Equity Portfolio are less than 0.22% of the Portfolio's average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed 0.22% of its average net assets. The Tax-Managed U.S. Equity Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect until April 1, 2009, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2008, Tax-Managed U.S. Equity Portfolio had approximately $476 (in thousands) of previously waived fees subject to future recovery by the Advisor over various periods not exceeding May 31, 2011.

Prior to April 1, 2006, pursuant to the previous Fee Waiver and Expense Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor had contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its Series) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceeded 0.25% of the average daily net assets of Portfolio on an annualized basis.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid to the CCO by the Fund were $85 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.   Deferred Compensation:

At May 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio	$53
Tax-Managed U.S. Equity Portfolio	37
Tax-Managed U.S. Targeted Value Portfolio	55
Tax-Managed U.S. Small Cap Portfolio	33
Tax-Managed DFA International Value Portfolio	53

25

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
Tax-Managed U.S. Targeted Value Portfolio	$740,425	$768,203
Tax-Managed U.S. Small Cap Portfolio	340,179	354,130
Tax-Managed DFA International Value Portfolio	275,114	321,900

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to net realized foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
Tax-Managed U.S. Targeted Value Portfolio	$16,905	$(2,777)	$(14,128)
Tax-Managed U.S. Small Cap Portfolio	5,839	(444)	(5,395)
Tax-Managed DFA International Value Portfolio	5,064	2,964	(8,028)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
Tax-Managed U.S. Marketwide Value Portfolio 2006	$28,092	—	$28,092
2007	39,785	—	39,785
Tax-Managed U.S. Equity Portfolio 2006	16,748	—	16,748
2007	25,931	—	25,931
Tax-Managed U.S. Targeted Value Portfolio 2006	22,689	$235,961	258,650
2007	33,610	298,723	332,333

26

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
Tax-Managed U.S. Small Cap Portfolio
2006	$4,846	—	$4,846
2007	11,633	$5,395	17,028
Tax-Managed DFA International Value Portfolio
2006	67,624	25,405	93,029
2007	62,952	112,266	175,218

At November 30, 2007, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Tax-Managed U.S. Targeted Value Portfolio	$2,777	$14,128	$16,905
Tax-Managed U.S. Small Cap Portfolio	444	5,395	5,839
Tax-Managed DFA International Value Portfolio	1,392	3,671	5,063

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated) Losses)
Tax-Managed U.S. Marketwide Value Portfolio	$11,997	$36,004	—	$48,001
Tax-Managed U.S. Equity Portfolio	7,613	—	$(65,188)	(57,575)
Tax-Managed U.S. Targeted Value Portfolio	3,692	152,305	—	155,997
Tax-Managed U.S. Small Cap Portfolio	2,386	140,269	—	142,655
Tax-Managed DFA International Value Portfolio	19,031	217,869	—	236,900

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2009	2010	2011	2012	2013	2014	Total
Tax-Managed U.S. Equity Portfolio	$12,034	$12,492	—	—	$13,463	$27,199	$65,188

During the year ended November 30, 2007, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio	$103,061
Tax-Managed U.S. Equity Portfolio	10,867
Tax-Managed U.S. Small Cap Portfolio	36,744

Some of the investments held by the Tax-Managed DFA International Value Portfolio are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2007, the Tax-Managed DFA International Value Portfolio had cumulative unrealized

27

appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands) of $0 and $10,880, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Tax-Managed U.S. Marketwide Value Portfolio	$2,196,633	$694,752	$(257,520)	$437,232
Tax-Managed U.S. Equity Portfolio	1,566,252	465,083	(112,830)	352,253
Tax-Managed U.S. Targeted Value Portfolio	2,868,415	687,517	(315,622)	371,895
Tax-Managed U.S. Small Cap Portfolio	1,758,447	471,655	(189,697)	281,958
Tax-Managed DFA International Value Portfolio	1,944,217	761,833	(108,185)	653,648

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

3.  Futures Contracts:  During the six months ended May 31, 2008, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day,

28

based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio could lose more than the initial margin requirements.

At May 31, 2008, the Portfolios did not hold any open futures contracts.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009.

For the six months ended May 31, 2008, borrowings by the Portfolio under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Tax-Managed U.S. Targeted Value Portfolio	5.32%	$70,375	9	$94	$227,617
Tax-Managed U.S. Small Cap Portfolio	4.59%	1,985	6	2	3,699

There were no outstanding borrowings by the Portfolios under this line of credit at May 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

For the six months ended May 31, 2008, borrowings under the discretionary line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Tax-Managed DFA International Value Portfolio	4.39%	$3,356	7	$3	$8,443

There were no outstanding borrowings by the Portfolios under this line of credit at May 31, 2008.

29

I.  Securities Lending:

As of May 31, 2008, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

L.  Other:

At May 31, 2008, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Tax-Managed U.S. Marketwide Value Portfolio	3	86%
Tax-Managed U.S. Equity Portfolio	2	75%
Tax-Managed U.S. Targeted Value Portfolio	1	71%
Tax-Managed U.S. Small Cap Portfolio	1	74%
Tax-Managed DFA International Value Portfolio	2	81%

30

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLES

The Tax-Managed U.S. Marketwide Value Series	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$977.50	0.22%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.22%	$1.11
The Tax-Managed U.S. Equity Series
Actual Fund Return	$1,000.00	$967.10	0.07%	$0.34
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.07%	$0.35

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

31

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
The Tax-Managed U.S. Marketwide Value Series	12.9%	5.2%	19.0%	32.4%	2.1%	11.7%	7.4%	3.3%	6.0%	—	100.0%
The Tax-Managed U.S. Equity Series	10.0%	10.0%	13.2%	13.9%	11.7%	12.6%	16.9%	4.9%	3.2%	3.6%	100.0%

32

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.9%)
Consumer Discretionary — (11.6%)
CBS Corp. Class B	880,766	$19,006,930	0.5%
Comcast Corp. Class A	3,086,461	69,445,372	1.9%
Comcast Corp. Special Class A Non-Voting	1,089,388	24,282,459	0.7%
* Liberty Media Corp. - Entertainment Class A	625,764	16,895,628	0.5%
Time Warner, Inc.	5,109,656	81,141,337	2.2%
Other Securities		268,512,201	7.2%
Total Consumer Discretionary		479,283,927	13.0%
Consumer Staples — (4.7%)
Archer-Daniels-Midland Co.	638,865	25,362,940	0.7%
CVS Caremark Corp.	801,214	34,283,947	0.9%
Kraft Foods, Inc.	701,313	22,778,646	0.6%
Other Securities		110,596,800	3.0%
Total Consumer Staples		193,022,333	5.2%
Energy — (16.8%)
Anadarko Petroleum Corp.	778,868	58,391,734	1.6%
Apache Corp.	487,346	65,333,605	1.8%
Chesapeake Energy Corp.	620,500	33,984,785	0.9%
ConocoPhillips	2,003,846	186,558,063	5.0%
# Devon Energy Corp.	617,500	71,592,950	1.9%
Hess Corp.	302,400	37,137,744	1.0%
Marathon Oil Corp.	442,123	22,720,701	0.6%
Noble Energy, Inc.	242,940	23,674,503	0.6%
Valero Energy Corp.	738,360	37,538,222	1.0%
Other Securities		159,570,580	4.4%
Total Energy		696,502,887	18.8%
Financials — (28.7%)
Allstate Corp.	642,300	32,718,762	0.9%
American International Group, Inc.	2,060,935	74,193,660	2.0%
Bank of America Corp.	2,312,268	78,640,235	2.1%
# Blackrock, Inc.	111,100	24,996,389	0.7%
# Capital One Financial Corp.	530,369	25,521,356	0.7%
Chubb Corp.	555,965	29,888,678	0.8%
Fifth Third Bancorp	1,011,926	18,923,016	0.5%
Hartford Financial Services Group, Inc.	468,816	33,318,753	0.9%
JPMorgan Chase & Co.	3,240,748	139,352,164	3.8%
# Lehman Brothers Holdings, Inc.	632,700	23,289,687	0.6%
Lincoln National Corp.	320,583	17,683,358	0.5%
# Loews Corp.	763,597	37,851,503	1.0%
MetLife, Inc.	1,070,900	64,286,127	1.8%
Prudential Financial, Inc.	478,438	35,739,319	1.0%
SunTrust Banks, Inc.	498,164	26,009,142	0.7%
The Travelers Companies, Inc.	917,301	45,690,763	1.2%
# Wachovia Corp.	1,339,554	31,881,385	0.9%
Other Securities		450,751,681	12.1%
Total Financials		1,190,735,978	32.2%

33

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (1.8%)
* WellPoint, Inc.	299,492	$16,717,643	0.5%
Other Securities		59,962,852	1.6%
Total Health Care		76,680,495	2.1%
Industrials — (10.3%)
Burlington Northern Santa Fe Corp.	493,950	55,841,048	1.5%
CSX Corp.	703,520	48,585,091	1.3%
Norfolk Southern Corp.	661,000	44,538,180	1.2%
Northrop Grumman Corp.	234,510	17,696,125	0.5%
Raytheon Co.	353,900	22,600,054	0.6%
Union Pacific Corp.	902,570	74,290,537	2.0%
Other Securities		163,830,955	4.4%
Total Industrials		427,381,990	11.5%
Information Technology — (6.6%)
Electronic Data Systems Corp.	863,039	21,135,825	0.6%
Hewlett-Packard Co.	1,368,545	64,403,728	1.8%
*# Symantec Corp.	1,197,421	26,019,958	0.7%
Xerox Corp.	1,251,132	16,990,373	0.5%
Other Securities		143,397,548	3.8%
Total Information Technology		271,947,432	7.4%
Materials — (3.0%)
International Paper Co.	635,462	17,297,276	0.5%
Weyerhaeuser Co.	315,467	19,663,058	0.5%
Other Securities		86,604,730	2.3%
Total Materials		123,565,064	3.3%
Other — (0.0%)
Total Other		246	0.0%
Telecommunication Services — (5.4%)
AT&T, Inc.	2,740,890	109,361,511	3.0%
Sprint Nextel Corp.	1,795,724	16,807,977	0.5%
Verizon Communications, Inc.	2,151,104	82,752,971	2.2%
Other Securities		13,446,738	0.3%
Total Telecommunication Services		222,369,197	6.0%
Utilities — (0.0%)
Total Utilities		1,168,036	0.0%
TOTAL COMMON STOCKS		3,682,657,585	99.5%
PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
Total Health Care		638,694	0.0%
TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	28,566,244	28,566,244	0.8%

34

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (10.4%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $647,724,714 FNMA, rates ranging from 4.500% to 7.660%(r), maturities ranging from 09/01/11 to 03/01/48, valued at $391,434,168) to be repurchased at $380,107,595	$380,033	$380,033,172	10.3%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $81,235,000 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 08/01/08 to 11/01/36, valued at $49,927,664) to be repurchased at $48,479,894	48,471	48,470,765	1.3%
TOTAL SECURITIES LENDING COLLATERAL		428,503,937	11.6%
TOTAL INVESTMENTS — (100.0%) (Cost $3,513,713,169)		$4,140,366,460	111.9%

See accompanying Notes to Financial Statements.
35

THE TAX-MANAGED U.S. EQUITY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (92.3%)
Consumer Discretionary — (9.5%)
Disney (Walt) Co.	250,347	$8,411,659	0.5%
McDonald's Corp.	147,659	8,759,132	0.5%
Time Warner, Inc.	438,320	6,960,522	0.4%
Other Securities		173,182,493	8.9%
Total Consumer Discretionary		197,313,806	10.3%
Consumer Staples — (9.2%)
Coca-Cola Co.	288,778	16,535,428	0.9%
CVS Caremark Corp.	182,371	7,803,655	0.4%
PepsiCo, Inc.	202,294	13,816,680	0.7%
* Philip Morris International, Inc.	252,605	13,302,179	0.7%
Procter & Gamble Co.	397,470	26,252,893	1.4%
Wal-Mart Stores, Inc.	489,622	28,270,774	1.5%
Other Securities		84,186,778	4.3%
Total Consumer Staples		190,168,387	9.9%
Energy — (12.1%)
Chevron Corp.	267,369	26,509,636	1.4%
ConocoPhillips	199,088	18,535,093	1.0%
Devon Energy Corp.	57,375	6,652,057	0.4%
Exxon Mobil Corp.	677,880	60,168,629	3.2%
Occidental Petroleum Corp.	105,659	9,713,232	0.5%
Schlumberger, Ltd.	121,300	12,267,069	0.7%
Other Securities		117,721,542	5.9%
Total Energy		251,567,258	13.1%
Financials — (13.0%)
American International Group, Inc.	303,567	10,928,412	0.6%
Bank of America Corp.	549,203	18,678,394	1.0%
Citigroup, Inc.	572,709	12,536,600	0.7%
JPMorgan Chase & Co.	436,472	18,768,296	1.0%
Morgan Stanley	165,450	7,317,853	0.4%
The Goldman Sachs Group, Inc.	49,200	8,679,372	0.5%
U.S. Bancorp	225,080	7,470,405	0.4%
Wells Fargo & Co.	419,433	11,563,768	0.6%
Other Securities		173,625,637	8.9%
Total Financials		269,568,737	14.1%
Health Care — (10.8%)
Abbott Laboratories	200,935	11,322,687	0.6%
Eli Lilly & Co.	140,285	6,753,320	0.4%
* Genentech, Inc.	134,500	9,532,015	0.5%
* Gilead Sciences, Inc.	118,568	6,559,182	0.4%
Johnson & Johnson	349,393	23,318,489	1.2%
Medtronic, Inc.	143,430	7,267,598	0.4%
Merck & Co., Inc.	268,424	10,457,799	0.6%
Pfizer, Inc.	854,443	16,542,016	0.9%
Wyeth	169,304	7,528,949	0.4%
Other Securities		124,789,457	6.3%
Total Health Care		224,071,512	11.7%
Industrials — (11.6%)
3M Co.	90,211	6,996,765	0.4%
Boeing Co.	93,530	7,741,478	0.4%

36

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Caterpillar, Inc.	78,910	$6,521,122	0.4%
General Electric Co.	1,290,389	39,640,750	2.1%
United Technologies Corp.	122,918	8,732,095	0.5%
Other Securities		170,647,905	8.7%
Total Industrials		240,280,115	12.5%
Information Technology — (15.2%)
* Apple, Inc.	109,444	20,657,555	1.1%
* Cisco Sytems, Inc.	727,780	19,446,282	1.0%
* Google, Inc.	28,940	16,953,052	0.9%
Hewlett-Packard Co.	335,500	15,788,630	0.8%
Intel Corp.	718,888	16,663,824	0.9%
International Business Machines Corp.	174,077	22,530,786	1.2%
Microsoft Corp.	1,108,811	31,401,528	1.7%
* Oracle Corp.	655,233	14,965,522	0.8%
QUALCOMM, Inc.	199,643	9,690,671	0.5%
Other Securities		146,723,014	7.5%
Total Information Technology		314,820,864	16.4%
Materials — (4.6%)
Monsanto Co.	69,141	8,808,563	0.5%
* The Mosaic Co.	56,000	7,017,920	0.4%
Other Securities		79,480,813	4.1%
Total Materials		95,307,296	5.0%
Other — (0.0%)
Total Other		6	0.0%
Telecommunication Services — (3.0%)
AT&T, Inc.	770,548	30,744,865	1.6%
Verizon Communications, Inc.	366,719	14,107,680	0.8%
Other Securities		16,497,205	0.8%
Total Telecommunication Services		61,349,750	3.2%
Utilities — (3.3%)
Total Utilities		68,011,807	3.5%
TOTAL COMMON STOCKS		1,912,459,538	99.7%
PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
Total Health Care		46,102	0.0%
TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	7,254,537	7,254,537	0.4%

37

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (7.4%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $235,735,798 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 02/01/14 to 05/01/38, valued at $140,194,157) to be repurchased at $136,137,486	$136,111	$136,110,831	7.1%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $22,455,000 FNMA 5.000%, 04/01/38 & 5.500%, 01/01/35, valued at $17,713,163) to be repurchased at $17,196,946	17,194	17,193,708	0.9%
TOTAL SECURITIES LENDING COLLATERAL		153,304,539	8.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,720,411,149)		$2,073,064,716	108.1%

See accompanying Notes to Financial Statements.
38

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series	The Tax-Managed U.S. Equity Series
ASSETS:
Investments at Value (including $408,706 and $147,846 of securities on loan, respectively)	$3,683,296	$1,912,505
Temporary Cash Investments at Value	28,566	7,255
Collateral Received from Securities on Loan at Value	428,504	153,305
Receivables:
Investment Securities Sold	32,502	287
Dividends and Interest	5,403	3,254
Securities Lending Income	318	129
Fund Shares Sold	630	—
Prepaid Expenses and Other Assets	11	6
Total Assets	4,179,230	2,076,741
LIABILITIES:
Payables:
Upon Return of Securities Loaned	428,504	153,305
Investment Securities Purchased	48,185	4,458
Fund Shares Redeemed	178	316
Due to Advisor	614	79
Accrued Expenses and Other Liabilities	158	76
Total Liabilities	477,639	158,234
NET ASSETS	$3,701,591	$1,918,507
Investments at Cost	$3,056,643	$1,559,851
Temporary Cash Investments at Cost	$28,566	$7,255
Collateral Received from Securities on Loan at Cost	$428,504	$153,305

See accompanying Notes to Financial Statements.
39

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series	The Tax-Managed U.S. Equity Series
Investment Income
Dividends	$35,054	$15,932
Interest	501	142
Income from Securities Lending	1,217	654
Total Investment Income	36,772	16,728
Expenses
Investment Advisory Services Fees	3,538	441
Accounting & Transfer Agent Fees	182	96
Custodian Fees	37	30
Shareholders' Reports	10	4
Directors'/Trustees' Fees & Expenses	12	7
Legal Fees	7	3
Audit Fees	23	10
Other	16	10
Total Expenses	3,825	601
Net Investment Income (Loss)	32,947	16,127
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	105,907	(10,451)
Futures	(2,752)	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(220,106)	(62,958)
Net Realized and Unrealized Gain (Loss)	(116,951)	(73,409)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(84,004)	$(57,282)

See accompanying Notes to Financial Statements.
40

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series		The Tax-Managed U.S. Equity Series
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$32,947	$63,884	$16,127	$30,009
Net Realized Gain (Loss) on:
Investment Securities Sold	105,907	197,904	(10,451)	10,874
Futures	(2,752)	—	—	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(220,106)	(257,139)	(62,958)	73,456
Net Increase (Decrease) in Net Assets Resulting from Operations	(84,004)	4,649	(57,282)	114,339
Transactions in Interest:
Contributions	262,788	478,784	207,805	253,998
Withdrawals	(335,773)	(146,412)	(56,049)	(32,090)
Net Increase (Decrease) from Transactions in Interest	(72,985)	332,372	151,756	221,908
Total Increase (Decrease) in Net Assets	(156,989)	337,021	94,474	336,247
Net Assets
Beginning of Period	3,858,580	3,521,559	1,824,033	1,487,786
End of Period	$3,701,591	$3,858,580	$1,918,507	$1,824,033

See accompanying Notes to Financial Statements.
41

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Tax-Managed U.S. Marketwide Value Series							The Tax-Managed U.S. Equity Series
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)							(Unaudited)
Total Return	(2.25	)%(C)	0.67%	17.70%	16.44%	20.49%	22.88%	(3.29	)%(C)	7.38%	13.06%	10.15%	12.20%	18.49%
Net Assets, End of Period (thousands)	$3,701,591		$3,858,580	$3,521,559	$2,476,387	$1,702,613	$1,085,233	$1,918,507		$1,824,033	$1,487,786	$999,348	$618,950	$348,758
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.22%	0.22%	0.24%	0.25%	0.25%	0.07	%(B)	0.07%	0.07%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.86	%(B)	1.61%	1.63%	1.52%	1.14%	0.61%	1.83	%(B)	1.74%	1.71%	1.51%	1.52%	1.02%
Portfolio Turnover Rate	24	%(C)	21%	21%	12%	5%	6%	3	%(C)	6%	21%	10%	5%	13%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
42

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series") are presented in this section of the report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Futures contracts held by The Tax-Managed U.S. Marketwide Value Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

43

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
The Tax-Managed U.S. Marketwide Value Series	$3,711,803	$428,563	—	$4,140,366
The Tax-Managed U.S. Equity Series	1,919,754	153,311	—	2,073,065

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan. effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Trustees have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2008, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Tax-Managed U.S. Marketwide Value Series	0.20%
The Tax-Managed U.S. Equity Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2008, the total related amounts paid to the CCO by the Trust were $58 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

44

D.  Deferred Compensation:

At May 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Tax-Managed U.S. Marketwide Value Series	$74
The Tax-Managed U.S. Equity Series	37

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Tax-Managed U.S. Marketwide Value Series	$868,687	$854,413
The Tax-Managed U.S. Equity Series	223,724	47,958

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Tax-Managed U.S. Marketwide Value Series	$3,514,762	$967,145	$(341,541)	$625,604
The Tax-Managed U.S. Equity Series	1,720,813	465,072	(112,820)	352,252

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

G.  Financial Instruments

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal

45

Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Futures Contracts:  During the six months ended May 31, 2008, The Tax-Managed U.S. Marketwide Value Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, The Tax-Managed U.S. Marketwide Value Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by The Tax-Managed U.S. Marketwide Value Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, The Tax-Managed U.S. Marketwide Value Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that The Tax-Managed U.S. Marketwide Value Series could lose more than the initial margin requirements.

At May 31, 2008, The Tax-Managed U.S. Marketwide Value Series did not hold any open futures contracts.

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009.

For the six months ended May 31, 2008, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The Tax-Managed U.S. Marketwide Value Series	4.56%	$6,449	5	$4	$16,156
The Tax-Managed U.S. Equity Series	4.44%	1,171	23	3	3,400

There were no outstanding borrowings by the Series under this line of credit at May 31, 2008.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2008.

46

I.  Securities Lending:

As of May 31, 2008, the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

47

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

48

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 14, 2007 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds"). (The investment advisory/management agreements are referred to as the "Advisory Agreements.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio compared favorably with their peer groups. At the Board's request, the Advisor specifically addressed the factors that contributed to the comparative performance of the Tax-Managed U.S. Marketwide Value Series, Tax-Managed U.S. Equity Series and Tax-Managed U.S. Targeted Value Portfolio. The Board concluded that the Advisor's explanations provided a sound basis for understanding the performance of these Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in

49

comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds' administrator and transfer agent have been negotiated by management over the course of the last two years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

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DFA053108-002S

ITEM 2.          CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.          AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.          PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.          AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.          SCHEDULE OF INVESTMENTS.

Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below.  Provided below is a complete schedule of investments for each series of the Registrant or its underlying fund that provided a summary schedule of portfolio holdings in its report to stockholders included under Item 1 in lieu of a complete schedule of investments.  The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
The U.S. Large Company Series	Series of Registrant
The U.S. Large Cap Value Series	Series of Registrant
The U.S. Small Cap Value Series	Series of Registrant
The U.S. Small Cap Series	Series of Registrant
The U.S. Micro Cap Series	Series of Registrant
The DFA International Value Series	Series of Registrant
The Japanese Small Company Series	Series of Registrant
The Asia Pacific Small Company Series	Series of Registrant
The United Kingdom Small Company Series	Series of Registrant
The Continental Small Company Series	Series of Registrant
The Canadian Small Company Series	Series of Registrant
The Emerging Markets Series	Series of Registrant
The Emerging Markets Small Cap Series	Series of Registrant
The Tax-Managed U.S. Marketwide Value Series	Series of Registrant
The Tax-Managed U.S. Equity Series	Series of Registrant

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NVDR	Non-Voting Depositary Receipt
PLC	Public Liability Company
STRIP	Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have been fair valued. See Note B to Financial Statements
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
●	Security is being fair valued as of May 31, 2008.
(r)	The adjustable rate shown is effective as of May 31, 2008.
(y)	The rate shown is the effective yield.
–	Amounts designated as - are either zero or rounded to zero

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (90.9%)
Consumer Discretionary — (7.9%)
#	Abercrombie & Fitch Co.	32,414	$2,353,256
# *	Amazon.com, Inc.	116,050	9,472,001
# *	Apollo Group, Inc. Class A	51,679	2,469,739
*	AutoNation, Inc.	50,798	802,100
# *	Autozone, Inc.	16,174	2,046,981
*	Bed Bath and Beyond, Inc.	98,559	3,140,090
	Best Buy Co., Inc.	132,575	6,189,927
# *	Big Lots, Inc.	30,616	950,933
#	Black & Decker Corp.	22,921	1,482,989
#	Brunswick Corp.	32,945	451,347
	Carnival Corp.	164,244	6,579,615
	CBS Corp. Class B	256,117	5,527,005
	Centex Corp.	46,048	867,084
	Clear Channel Communications, Inc.	187,324	6,560,087
# *	Coach, Inc.	132,405	4,806,302
	Comcast Corp. Class A	1,132,895	25,490,138
	D.R. Horton, Inc.	103,094	1,310,325
	Darden Restaurants, Inc.	53,907	1,846,315
#	Dillards, Inc. Class A	21,492	349,890
	Disney (Walt) Co.	708,475	23,804,760
#	E.W. Scripps Co.	33,684	1,586,516
#	Eastman Kodak Co.	108,412	1,660,872
*	Expedia, Inc.	78,441	1,902,194
#	Family Dollar Stores, Inc.	52,872	1,131,461
# *	Ford Motor Co.	830,378	5,646,570
	Fortune Brands, Inc.	57,958	4,026,922
*	GameStop Corp. Class A	60,561	3,003,826
	Gannett Co., Inc.	86,461	2,490,941
	Gap, Inc.	171,097	3,122,520
#	General Motors Corp.	212,977	3,641,907
	Genuine Parts Co.	62,194	2,737,158
*	Goodyear Tire & Rubber Co.	90,366	2,296,200
	H&R Block, Inc.	122,418	2,857,236
	Harley-Davidson, Inc.	89,734	3,730,242
#	Harman International Industries, Inc.	22,752	1,017,469
	Hasbro, Inc.	53,652	1,944,348
#	Home Depot, Inc.	634,962	17,372,560
*	IAC/InterActiveCorp.	67,984	1,533,039
	International Game Technology	117,689	4,196,790
*	Interpublic Group of Companies, Inc.	177,269	1,767,372
#	J.C. Penney Co., Inc.	83,419	3,356,781
	Johnson Controls, Inc.	223,403	7,609,106
	Jones Apparel Group, Inc.	32,574	547,895

1

#	KB Home	28,966	594,093
# *	Kohl’s Corp.	118,017	5,287,162
#	Leggett & Platt, Inc.	63,059	1,204,427
#	Lennar Corp. Class A	52,334	883,398
	Limited Brands, Inc.	116,924	2,265,987
	Liz Claiborne, Inc.	37,428	653,493
#	Lowe’s Companies, Inc.	550,300	13,207,200
	Macy’s, Inc.	162,909	3,856,056
#	Marriott International, Inc. Class A	113,225	3,726,235
	Mattel, Inc.	135,959	2,738,214
	McDonald’s Corp.	433,302	25,703,475
#	McGraw-Hill Companies, Inc.	121,446	5,038,795
	Meredith Corp.	14,187	465,475
	Newell Rubbermaid, Inc.	104,106	2,090,448
	News Corp. Class A	865,691	15,539,153
	NIKE, Inc. Class B	144,059	9,849,314
#	Nordstrom, Inc.	67,351	2,355,938
*	Office Depot, Inc.	102,702	1,304,315
	OfficeMax, Inc.	28,558	619,137
#	Omnicom Group, Inc.	120,624	5,911,782
#	Polo Ralph Lauren Corp.	22,155	1,547,527
	Pulte Homes, Inc.	80,419	983,524
	RadioShack Corp.	49,324	722,597
# *	Sears Holdings Corp.	27,445	2,325,140
#	Sherwin-Williams Co.	38,348	2,153,240
	Snap-On, Inc.	21,705	1,343,974
	Staples, Inc.	263,741	6,184,726
# *	Starbucks Corp.	274,809	4,998,776
#	Starwood Hotels & Resorts Worldwide, Inc.	70,840	3,428,656
#	Target Corp.	308,033	16,436,641
*	The DIRECTV Group, Inc.	268,076	7,532,936
#	The New York Times Co. Class A	54,094	942,317
	The Stanley Works	29,450	1,430,681
#	The TJX Companies, Inc.	164,426	5,271,498
	Tiffany & Co.	47,782	2,342,751
	Time Warner, Inc.	1,345,582	21,367,842
	Tyco Electronics, Ltd.	183,387	7,357,486
	V.F. Corp.	33,001	2,498,176
# *	Viacom, Inc. Class B	241,129	8,637,241
	Washington Post Co.	2,182	1,371,212
	Wendy’s International, Inc.	32,884	975,339
#	Whirlpool Corp.	28,449	2,096,122
	Wyndham Worldwide Corp.	66,603	1,457,274
#	Yum! Brands, Inc.	178,902	7,102,409
Total Consumer Discretionary			399,482,991

Consumer Staples — (9.6%)
	Altria Group, Inc.	793,242	17,657,567
	Anheuser-Busch Companies, Inc.	269,070	15,460,762
	Archer-Daniels-Midland Co.	242,143	9,613,077
#	Avon Products, Inc.	160,568	6,271,786
#	Brown-Forman Corp. Class B	31,734	2,385,762
	Campbell Soup Co.	82,834	2,773,282
	Clorox Co.	52,242	2,984,585
	Coca-Cola Co.	751,986	43,058,718

2

	Coca-Cola Enterprises, Inc.	108,193	2,179,007
	Colgate-Palmolive Co.	191,818	14,263,587
	ConAgra, Inc.	183,451	4,325,775
*	Constellation Brands, Inc. Class A	73,015	1,556,680
	Costco Wholesale Corp.	163,575	11,666,169
	CVS Caremark Corp.	538,740	23,052,685
*	Dean Foods Co.	56,945	1,238,554
#	Estee Lauder Companies, Inc.	42,937	2,043,801
	General Mills, Inc.	126,705	8,007,756
	Heinz (H.J.) Co.	118,573	5,917,978
	Kellogg Co.	98,048	5,079,867
	Kimberly-Clark Corp.	158,119	10,087,992
	Kraft Foods, Inc.	576,904	18,737,842
	McCormick & Co., Inc.	48,145	1,809,289
	Molson Coors Brewing Co.	51,751	3,001,558
	Pepsi Bottling Group, Inc.	51,617	1,673,423
	PepsiCo, Inc.	602,668	41,162,224
*	Philip Morris International, Inc.	793,242	41,772,124
	Procter & Gamble Co.	1,157,901	76,479,361
	Reynolds American, Inc.	64,376	3,535,530
	Safeway, Inc.	165,623	5,278,405
	Sara Lee Corp.	267,952	3,692,379
	SUPERVALU, Inc.	79,583	2,790,976
	Sysco Corp.	227,094	7,008,121
#	The Hershey Co.	63,288	2,480,257
#	The Kroger Co.	253,100	6,995,684
	Tyson Foods, Inc. Class A	103,007	1,940,652
	UST, Inc.	56,236	3,105,914
	Walgreen Co.	373,003	13,435,568
#	Wal-Mart Stores, Inc.	889,011	51,331,495
#	Whole Foods Market, Inc.	52,489	1,522,181
	Wrigley (Wm.) Jr. Co.	81,432	6,280,850
Total Consumer Staples			483,659,223

Energy — (13.0%)
	Anadarko Petroleum Corp.	176,107	13,202,742
	Apache Corp.	125,285	16,795,707
	Baker Hughes, Inc.	116,408	10,316,077
#	BJ Services Co.	110,216	3,328,523
*	Cameron International Corp.	82,136	4,372,099
	Chesapeake Energy Corp.	172,120	9,427,012
	Chevron Corp.	781,345	77,470,357
	ConocoPhillips	587,512	54,697,367
	CONSOL Energy, Inc.	68,665	6,698,957
	Devon Energy Corp.	167,199	19,385,052
	El Paso Corp.	263,667	5,154,690
#	ENSCO International, Inc.	54,152	3,889,738
	EOG Resources, Inc.	92,938	11,954,615
#	Exxon Mobil Corp.	2,012,934	178,668,022
	Halliburton Co.	331,156	16,087,559
	Hess Corp.	104,942	12,887,927
	Marathon Oil Corp.	266,747	13,708,128
	Murphy Oil Corp.	71,384	6,613,728
*	Nabors Industries, Ltd.	105,603	4,439,550
*	National-Oilwell, Inc.	155,477	12,954,344

3

	Noble Corp.	101,076	6,381,939
	Noble Energy, Inc.	64,651	6,300,240
	Occidental Petroleum Corp.	309,488	28,451,232
#	Peabody Energy Corp.	101,965	7,537,253
	Range Resources Corp.	56,399	3,708,798
	Rowan Companies, Inc.	41,880	1,849,002
	Schlumberger, Ltd.	450,634	45,572,616
	Smith International, Inc.	75,553	5,962,643
	Spectra Energy Corp.	237,989	6,430,463
#	Sunoco, Inc.	44,248	1,967,709
#	Tesoro Petroleum Corp.	51,771	1,286,509
	The Williams Companies, Inc.	220,112	8,373,060
# *	Transocean, Inc.	119,551	17,955,365
	Valero Energy Corp.	201,161	10,227,025
# *	Weatherford International, Ltd.	255,264	11,647,696
	XTO Energy, Inc.	192,007	12,215,485
Total Energy			657,919,229

Financials — (13.4%)
	Ace, Ltd.	124,117	7,455,708
	AFLAC, Inc.	178,624	11,991,029
	Allstate Corp.	210,856	10,741,005
	AMBAC Financial Group, Inc.	107,914	337,771
#	American Capital Strategies, Ltd.	73,400	2,348,800
#	American Express Co.	434,974	20,161,045
	American International Group, Inc.	1,013,369	36,481,284
	Ameriprise Financial, Inc.	85,391	4,035,579
	AON Corp.	114,951	5,424,538
	Assurant, Inc.	35,992	2,448,536
	Bank of America Corp.	1,671,378	56,843,566
	Bank of New York Mellon Corp.	429,437	19,122,830
#	BB&T Corp.	205,510	6,467,400
#	Bear Stearns Companies, Inc.	50,701	473,040
	Capital One Financial Corp.	140,332	6,752,776
# *	CB Richard Ellis Group, Inc.	65,378	1,468,390
	Chubb Corp.	139,303	7,488,929
	Cincinnati Financial Corp.	62,255	2,180,170
	CIT Group, Inc.	106,189	1,061,890
	Citigroup, Inc.	1,958,865	42,879,555
#	CME Group, Inc.	20,060	8,631,818
#	Comerica, Inc.	56,629	2,105,466
#	Countrywide Financial Corp.	218,517	1,149,399
	Discover Financial Services	180,269	3,091,613
# *	E*TRADE Financial Corp.	173,822	712,670
#	Federal Home Loan Mortgage Corporation	243,079	6,179,068
	Federal National Mortgage Association	398,926	10,778,981
	Federated Investors, Inc.	32,538	1,199,351
	Fifth Third Bancorp	200,463	3,748,658
#	First Horizon National Corp.	70,140	672,643
	Franklin Resources, Inc.	59,169	5,989,086
	Genworth Financial, Inc.	162,780	3,597,438
	Hartford Financial Services Group, Inc.	118,145	8,396,565
	Hudson City Bancorp, Inc.	195,034	3,471,605
#	Huntington Bancshares, Inc.	137,797	1,227,771
*	IntercontinentalExchange, Inc.	26,387	3,646,683

4

	Janus Capital Group, Inc.	55,578	1,611,762
	JPMorgan Chase & Co.	1,277,939	54,951,377
	KeyCorp	150,032	2,921,123
	Legg Mason, Inc.	50,724	2,729,458
#	Lehman Brothers Holdings, Inc.	199,631	7,348,417
	Leucadia National Corp.	63,644	3,455,869
	Lincoln National Corp.	99,542	5,490,737
	Loews Corp.	165,414	8,199,572
#	M&T Bank Corp.	28,969	2,510,454
	Marsh & McLennan Companies, Inc.	196,032	5,337,951
	Marshall & Ilsley Corp.	98,494	2,289,001
#	MBIA, Inc.	79,072	550,341
	Merrill Lynch & Co., Inc.	365,542	16,054,605
	MetLife, Inc.	266,821	16,017,265
#	MGIC Investment Corp.	44,770	538,135
#	Moody’s Corp.	77,382	2,869,325
	Morgan Stanley	415,597	18,381,855
#	National City Corp.	285,994	1,670,205
#	Northern Trust Corp.	72,212	5,488,112
	NYSE Euronext	99,704	6,373,080
	PNC Financial Services Group	128,214	8,237,750
	Principal Financial Group, Inc.	97,206	5,237,459
	Progressive Corp.	255,233	5,119,974
	Prudential Financial, Inc.	167,805	12,535,034
#	Regions Financial Corp.	260,964	4,650,378
	SAFECO Corp.	33,764	2,262,188
#	Schwab (Charles) Corp.	353,267	7,835,462
*	SLM Corp.	175,545	3,979,605
#	Sovereign Bancorp, Inc.	180,041	1,645,575
	State Street Corp.	145,775	10,498,716
	SunTrust Banks, Inc.	131,998	6,891,616
#	T. Rowe Price Group, Inc.	99,236	5,747,749
	The Goldman Sachs Group, Inc.	148,659	26,224,934
	The Travelers Companies, Inc.	233,397	11,625,505
	Torchmark Corp.	34,225	2,170,207
#	U.S. Bancorp	650,811	21,600,417
	Unum Group	130,535	3,143,283
#	Wachovia Corp.	800,583	19,053,875
#	Washington Mutual, Inc.	398,091	3,590,781
	Wells Fargo & Co.	1,240,415	34,198,242
#	XL Capital, Ltd.	66,935	2,336,701
#	Zions Bancorporation	40,309	1,736,915
Total Financials			675,873,666

Health Care — (10.4%)
#	Abbott Laboratories	581,578	32,771,920
	Aetna, Inc.	186,844	8,811,563
#	Allergan, Inc.	115,105	6,632,350
	AmerisourceBergen Corp.	61,179	2,528,528
# *	Amgen, Inc.	409,216	18,017,780
	Applera Corp. - Applied Biosystems Group	62,974	2,188,976
	Bard (C.R.), Inc.	37,749	3,442,709
*	Barr Laboratories, Inc.	40,598	1,778,192
	Baxter International, Inc.	238,699	14,584,509
	Becton Dickinson & Co.	91,824	7,754,537

5

*	Biogen Idec, Inc.	112,027	7,029,694
*	Boston Scientific Corp.	505,333	6,715,876
	Bristol-Myers Squibb Co.	744,739	16,972,602
	Cardinal Health, Inc.	134,166	7,585,746
*	Celgene Corp.	163,692	9,962,295
	Cigna Corp.	105,381	4,278,469
*	Coventry Health Care, Inc.	58,206	2,679,222
	Covidien, Ltd.	187,652	9,399,489
	Eli Lilly & Co.	372,174	17,916,456
*	Express Scripts, Inc.	95,117	6,858,887
*	Forest Laboratories, Inc.	117,154	4,207,000
*	Genzyme Corp.	100,692	6,893,374
*	Gilead Sciences, Inc.	349,484	19,333,455
*	Hospira, Inc.	59,705	2,504,028
*	Humana, Inc.	64,026	3,268,527
	IMS Health, Inc.	68,981	1,672,099
#	Johnson & Johnson	1,065,759	71,128,756
*	King Pharmaceuticals, Inc.	92,574	949,809
*	Laboratory Corp. of America Holdings	41,574	3,067,745
	McKesson Corp.	108,880	6,276,932
*	Medco Health Solutions, Inc.	197,124	9,550,658
	Medtronic, Inc.	422,535	21,409,848
	Merck & Co., Inc.	814,685	31,740,128
# *	Millipore Corp.	20,703	1,504,073
#	Mylan, Inc.	114,518	1,528,815
*	Patterson Companies, Inc.	48,665	1,655,097
	PerkinElmer, Inc.	44,255	1,251,531
	Pfizer, Inc.	2,543,806	49,248,084
	Quest Diagnostics, Inc.	59,168	2,982,659
	Schering-Plough Corp.	609,896	12,441,878
*	St. Jude Medical, Inc.	129,435	5,274,476
	Stryker Corp.	89,729	5,792,007
*	Tenet Healthcare Corp.	178,489	1,053,085
*	Thermo Fisher Scientific, Inc.	157,496	9,295,414
	UnitedHealth Group, Inc.	470,829	16,107,060
# *	Varian Medical Systems, Inc.	47,284	2,247,881
*	Waters Corp.	37,607	2,313,583
*	Watson Pharmaceuticals, Inc.	39,000	1,113,840
*	WellPoint, Inc.	203,902	11,381,810
	Wyeth	503,407	22,386,509
*	Zimmer Holdings, Inc.	87,735	6,387,108
Total Health Care			523,877,069

Industrials — (10.7%)
	3M Co.	266,255	20,650,738
*	Allied Waste Industries, Inc.	126,862	1,708,831
#	Avery Dennison Corp.	40,062	2,066,398
	B.F. Goodrich Co.	47,057	3,049,764
#	Boeing Co.	287,765	23,818,309
	Burlington Northern Santa Fe Corp.	111,357	12,588,909
#	C.H. Robinson Worldwide, Inc.	64,469	4,158,251
#	Caterpillar, Inc.	234,771	19,401,475
#	Cintas Corp.	49,146	1,450,790
#	Cooper Industries, Ltd.	66,315	3,092,268
	CSX Corp.	151,763	10,480,753

6

#	Cummins, Inc.	76,073	5,357,061
	Danaher Corp.	95,807	7,490,191
#	Deere & Co.	164,056	13,344,315
#	Dover Corp.	72,210	3,905,117
	Eaton Corp.	61,707	5,965,833
	Emerson Electric Co.	296,192	17,232,451
	Equifax, Inc.	48,777	1,861,330
	Expeditors International of Washington, Inc.	80,195	3,775,581
#	FedEx Corp.	116,434	10,678,162
#	Fluor Corp.	33,332	6,218,085
	General Dynamics Corp.	151,335	13,945,520
	General Electric Co.	3,757,085	115,417,651
	Honeywell International, Inc.	280,071	16,697,833
	Illinois Tool Works, Inc.	150,669	8,090,925
	Ingersoll-Rand Co., Ltd. Class A	102,581	4,517,667
	ITT Industries, Inc.	68,313	4,508,658
*	Jacobs Engineering Group, Inc.	45,653	4,326,991
	L-3 Communications Holdings, Inc.	46,051	4,945,417
	Lockheed Martin Corp.	128,986	14,116,228
#	Masco Corp.	137,216	2,543,985
# *	Monster Worldwide, Inc.	47,228	1,166,059
	Norfolk Southern Corp.	141,593	9,540,536
	Northrop Grumman Corp.	127,140	9,593,984
	Paccar, Inc.	137,960	7,365,684
	Pall Corp.	46,126	1,882,402
	Parker Hannifin Corp.	63,396	5,367,739
	Pitney Bowes, Inc.	79,420	2,883,740
	Precision Castparts Corp.	52,272	6,314,458
	R. R. Donnelley & Sons Co.	80,838	2,653,912
	Raytheon Co.	160,425	10,244,741
	Robert Half International, Inc.	59,758	1,468,852
#	Rockwell Automation, Inc.	55,819	3,268,202
	Rockwell Collins, Inc.	61,099	3,749,646
	Ryder System, Inc.	21,841	1,603,785
	Southwest Airlines Co.	276,791	3,614,890
*	Terex Corp.	38,225	2,727,354
	Textron, Inc.	93,567	5,852,616
	The Manitowoc Co., Inc.	48,859	1,900,615
#	Trane, Inc.	65,385	3,035,172
	Tyco International, Ltd.	182,463	8,245,503
	Union Pacific Corp.	196,172	16,146,917
	United Parcel Service, Inc.	389,175	27,639,209
	United Technologies Corp.	369,292	26,234,504
	W.W. Grainger, Inc.	25,252	2,304,498
	Waste Management, Inc.	186,373	7,069,128
Total Industrials			539,279,633

Information Technology — (15.0%)
# *	Adobe Systems, Inc.	200,095	8,816,186
# *	Advanced Micro Devices, Inc.	227,837	1,567,519
*	Affiliated Computer Services, Inc. Class A	36,108	1,957,054
*	Agilent Technologies, Inc.	137,345	5,135,330
# *	Akamai Technologies, Inc.	62,880	2,455,464
#	Altera Corp.	115,623	2,675,516
	Analog Devices, Inc.	110,591	3,882,850

7

# *	Apple, Inc.	330,673	62,414,529
#	Applied Materials, Inc.	509,293	10,089,094
# *	Autodesk, Inc.	86,875	3,575,775
#	Automatic Data Processing, Inc.	196,683	8,467,203
*	BMC Software, Inc.	72,287	2,898,709
# *	Broadcom Corp.	175,876	5,045,882
	CA, Inc.	146,802	3,896,125
# *	Ciena Corp.	32,753	1,000,932
# *	Cisco Sytems, Inc.	2,242,810	59,927,883
# *	Citrix Systems, Inc.	69,712	2,386,242
*	Cognizant Technology Solutions Corp.	108,488	3,827,457
*	Computer Sciences Corp.	61,567	3,026,018
*	Compuware Corp.	103,171	1,051,313
*	Convergys Corp.	47,690	769,240
	Corning, Inc.	592,365	16,195,259
*	Dell, Inc.	768,404	17,719,396
*	eBay, Inc.	419,693	12,594,987
*	Electronic Arts, Inc.	119,186	5,983,137
	Electronic Data Systems Corp.	191,628	4,692,970
# *	EMC Corp.	790,333	13,783,408
	Fidelity National Information Services, Inc.	64,390	2,593,629
# *	Fiserv, Inc.	61,860	3,238,990
# *	Google, Inc.	87,251	51,111,636
	Hewlett-Packard Co.	927,562	43,651,068
	Intel Corp.	2,177,721	50,479,573
#	International Business Machines Corp.	520,851	67,413,745
*	Intuit, Inc.	123,306	3,570,942
	Jabil Circuit, Inc.	78,285	995,785
# *	JDS Uniphase Corp.	84,619	1,046,737
# *	Juniper Networks, Inc.	196,995	5,421,302
#	KLA-Tencor Corp.	63,982	2,950,850
*	Lexmark International, Inc.	35,727	1,316,897
#	Linear Technology Corp.	83,133	3,056,800
*	LSI Corp.	248,729	1,808,260
*	MEMC Electronic Materials, Inc.	85,937	5,900,434
#	Microchip Technology, Inc.	71,036	2,616,966
*	Micron Technology, Inc.	286,102	2,308,843
	Microsoft Corp.	3,011,487	85,285,312
	Molex, Inc.	52,901	1,472,764
	Motorola, Inc.	848,358	7,915,180
#	National Semiconductor Corp.	85,351	1,796,639
# *	NetApp, Inc.	129,249	3,151,091
*	Novell, Inc.	132,480	937,958
# *	Novellus Systems, Inc.	38,363	916,492
*	Nvidia Corp.	209,031	5,163,066
# *	Oracle Corp.	1,488,124	33,988,752
	Paychex, Inc.	121,778	4,207,430
*	QLogic Corp.	50,541	798,042
#	QUALCOMM, Inc.	606,619	29,445,286
*	Sandisk Corp.	86,192	2,440,096
# *	Sun Microsystems, Inc.	298,277	3,862,687
*	Symantec Corp.	318,465	6,920,244
*	Tellabs, Inc.	155,682	846,910
*	Teradata Corp.	67,569	1,825,039
*	Teradyne, Inc.	65,594	901,262

8

	Texas Instruments, Inc.	499,023	16,208,267
	Total System Services, Inc.	74,814	1,834,439
*	Unisys Corp.	132,968	672,818
*	VeriSign, Inc.	80,286	3,214,651
	Western Union Co.	282,050	6,667,662
	Xerox Corp.	345,232	4,688,251
#	Xilinx, Inc.	107,725	2,930,120
*	Yahoo!, Inc.	503,104	13,463,063
Total Information Technology			756,871,456

Materials — (3.4%)
#	Air Products & Chemicals, Inc.	80,684	8,223,313
	Alcoa, Inc.	306,403	12,436,898
	Allegheny Technologies, Inc.	37,980	2,848,500
	Ashland, Inc.	21,062	1,130,398
	Ball Corp.	36,700	1,992,810
	Bemis Co., Inc.	37,483	997,048
	Dow Chemical Co.	353,523	14,282,329
	duPont (E.I.) de Nemours & Co., Inc.	338,375	16,211,546
#	Eastman Chemical Co.	30,006	2,298,760
	Ecolab, Inc.	66,035	2,960,349
#	Freeport-McMoRan Copper & Gold, Inc. Class B	144,014	16,663,860
	Hercules, Inc.	42,699	880,880
	International Flavors & Fragrances, Inc.	30,482	1,279,025
	International Paper Co.	160,942	4,380,841
	MeadWestavco Corp.	65,410	1,682,999
	Monsanto Co.	206,179	26,267,205
#	Newmont Mining Corp.	170,548	8,106,146
#	Nucor Corp.	108,376	8,106,525
# *	Pactiv Corp.	49,061	1,208,372
#	PPG Industries, Inc.	61,636	3,884,917
#	Praxair, Inc.	117,861	11,203,867
#	Rohm & Haas Co.	47,167	2,546,075
#	Sealed Air Corp.	60,804	1,481,185
	Sigma-Aldrich Corp.	48,682	2,860,554
#	Titanium Metals Corp.	37,195	647,193
#	United States Steel Corp.	44,320	7,654,507
#	Vulcan Materials Co.	40,774	3,136,744
	Weyerhaeuser Co.	78,843	4,914,284
Total Materials			170,287,130

Real Estate Investment Trusts — (1.1%)
	Apartment Investment & Management Co. Class A	34,514	1,365,719
	AvalonBay Communities, Inc.	28,911	2,925,793
	Boston Properties, Inc.	44,957	4,394,097
	Developers Diversified Realty Corp.	44,941	1,783,259
	Equity Residential	101,452	4,290,405
	General Growth Properties, Inc.	100,372	4,171,460
	HCP, Inc.	88,170	3,020,704
	Host Marriott Corp.	196,979	3,386,069
	Kimco Realty Corp.	95,135	3,743,562
#	Plum Creek Timber Co., Inc.	64,392	3,003,887
	ProLogis	97,147	6,016,314
	Public Storage	46,856	4,129,419
	Simon Property Group, Inc.	83,919	8,338,192

9

	Vornado Realty Trust	50,781	4,962,827
Total Real Estate Investment Trusts			55,531,707

Telecommunication Services — (3.1%)
*	American Tower Corp.	152,280	6,962,242
	AT&T, Inc.	2,270,928	90,610,027
#	CenturyTel, Inc.	40,124	1,420,791
	Citizens Communications Co.	123,318	1,437,888
	Embarq Corp.	57,720	2,731,310
#	Qwest Communications International, Inc.	578,488	2,805,667
	Sprint Nextel Corp.	1,071,908	10,033,059
	Verizon Communications, Inc.	1,080,190	41,554,909
	Windstream Corp.	170,809	2,278,592
Total Telecommunication Services			159,834,485

Utilities — (3.3%)
*	AES Corp.	251,805	4,905,161
#	Allegheny Energy, Inc.	62,916	3,444,651
#	Ameren Corp.	78,532	3,569,279
	American Electric Power Co., Inc.	150,658	6,377,353
	CenterPoint Energy, Inc.	123,162	2,086,364
	CMS Energy Corp.	84,721	1,320,800
	Consolidated Edison, Inc.	102,391	4,228,748
	Constellation Energy Group	66,942	5,772,409
#	Dominion Resources, Inc.	216,281	10,013,810
	DTE Energy Co.	61,413	2,716,911
#	Duke Energy Corp.	475,149	8,780,754
*	Dynegy, Inc.	186,573	1,757,518
	Edison International	122,584	6,525,146
	Entergy Corp.	71,927	8,686,624
#	Exelon Corp.	248,781	21,892,728
	FirstEnergy Corp.	114,692	9,027,407
#	FPL Group, Inc.	153,271	10,348,858
	Integrys Energy Group, Inc.	28,753	1,476,467
	Nicor, Inc.	16,981	693,334
#	NiSource, Inc.	103,149	1,865,965
	Pepco Holdings, Inc.	75,666	2,046,009
	PG&E Corp.	133,849	5,299,082
	Pinnacle West Capital Corp.	37,812	1,277,289
	PPL Corp.	140,479	7,207,978
	Progress Energy, Inc.	97,861	4,184,536
	Public Service Enterprise Group, Inc.	191,304	8,467,115
#	Questar Corp.	65,013	4,175,135
	Sempra Energy	98,314	5,683,532
	Southern Co.	287,719	10,415,428
#	TECO Energy, Inc.	79,355	1,616,461
	Xcel Energy, Inc.	161,465	3,440,819
Total Utilities			169,303,671

TOTAL COMMON STOCKS			4,591,920,260

10

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (2.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $117,940,000 FHLMC 6.50%, 08/01/37 & FHLMC 6.50%, 09/01/37, valued at $107,679,683) to be repurchased at $106,099,150	$106,082	106,082,000

SECURITIES LENDING COLLATERAL — (7.0%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $584,724,832 FNMA, rates ranging from 3.500% to 9.000%, maturities ranging from 12/01/11 to 06/01/38, valued at $320,747,069) to be repurchased at $311,465,904	311,405	311,404,921
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $65,100,286 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 02/01/18 to 05/01/38, valued at $41,679,949) to be repurchased at $40,471,145	40,464	40,463,524

TOTAL SECURITIES LENDING COLLATERAL		351,868,445

TOTAL INVESTMENTS - (100.0%)
(Cost $3,880,265,093)		$5,049,870,705

See accompanying Notes to Financial Statements.

11

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (90.6%)
Consumer Discretionary — (14.6%)
* #	AbitibiBowater Canada, Inc.	110,084	$1,307,798
	Ah Belo Corp.	93,832	891,404
	American Greetings Corp. Class A	208,300	3,886,878
* #	AutoNation, Inc.	2,028,800	32,034,752
	Belo Corp. Class A	462,664	4,423,068
* #	Big Lots, Inc.	61,745	1,917,800
#	Blockbuster, Inc. Class A	49,421	160,618
#	Borders Group, Inc.	6,100	37,454
#	Brunswick Corp.	325,600	4,460,720
#	CBS Corp. Class B	5,687,606	122,738,537
#	Circuit City Stores, Inc.	171,000	839,610
#	Citadel Broadcasting Co.	32,378	56,985
	Clear Channel Communications, Inc.	1,942,666	68,032,163
#	Comcast Corp. Class A	12,429,142	279,655,695
	Comcast Corp. Special Class A Non-Voting	1,371,250	30,565,163
#	Dillards, Inc. Class A	623,500	10,150,580
* #	Discovery Holding Co. Class A	1,017,390	26,645,444
	Disney (Walt) Co.	415,720	13,968,192
*	Expedia, Inc.	1,156,951	28,056,062
#	Foot Locker, Inc.	554,663	8,103,626
* #	Ford Motor Co.	11,321,890	76,988,852
#	Gannett Co., Inc.	931,585	26,838,964
#	General Motors Corp.	4,413,900	75,477,690
*	Goodyear Tire & Rubber Co.	556,502	14,140,716
#	Hearst-Argyle Television, Inc.	364,900	7,761,423
*	IAC/InterActiveCorp.	2,097,251	47,293,010
	Idearc, Inc.	113,204	455,080
	J.C. Penney Co., Inc.	88,700	3,569,288
* #	Jarden Corp.	41,300	774,375
#	Jones Apparel Group, Inc.	545,700	9,178,674
#	Leggett & Platt, Inc.	373,400	7,131,940
*	Liberty Global, Inc. Class A	309,505	11,095,754
*	Liberty Global, Inc. Series C	339,005	11,451,589
*	Liberty Media Corp. - Entertainment Class A	3,931,872	106,160,544
*	Liberty Media Holding Corp. Capital Class A	982,968	14,567,586
*	Liberty Media Holding Corp. Interactive Class A	4,235,162	71,955,402
* #	Live Nation, Inc.	239,533	3,628,925
	Macy’s, Inc.	1,739,930	41,184,143
#	MDC Holdings, Inc.	317,309	12,892,265
* #	Mohawk Industries, Inc.	404,517	30,371,136
	News Corp. Class A	35,876	643,974
	OfficeMax, Inc.	383,200	8,307,776
* #	R.H. Donnelley Corp.	309,570	1,680,965

1

*	Radio One, Inc. Class D	45,200	52,884
* #	Royal Caribbean Cruises, Ltd.	235,400	6,996,088
#	Ryland Group, Inc.	225,700	6,274,460
#	Saks, Inc.	981,150	13,559,493
* #	Sears Holdings Corp.	195,714	16,580,890
	Service Corp. International	398,500	4,263,950
	Time Warner, Inc.	18,688,980	296,781,002
* #	Toll Brothers, Inc.	919,700	19,378,079
*	TRW Automotive Holdings Corp.	362,600	9,046,870
#	Whirlpool Corp.	175,315	12,917,209
#	Wyndham Worldwide Corp.	797,860	17,457,177
Total Consumer Discretionary			1,624,790,722

Consumer Staples — (4.4%)
	Archer-Daniels-Midland Co.	1,240,260	49,238,322
	Coca-Cola Enterprises, Inc.	3,580,472	72,110,706
*	Constellation Brands, Inc. Class A	444,810	9,483,349
	Corn Products International, Inc.	483,600	22,734,036
#	Del Monte Foods Co.	1,086,541	9,463,772
	J.M. Smucker Co.	397,802	20,999,968
	Kraft Foods, Inc.	4,030,190	130,900,571
	Molson Coors Brewing Co.	578,690	33,564,020
	PepsiAmericas, Inc.	402,100	9,799,177
	Pilgrim’s Pride Corp.	236,318	6,144,268
* #	Rite Aid Corp.	956,300	2,151,675
* #	Smithfield Foods, Inc.	799,600	25,019,484
	SUPERVALU, Inc.	1,536,742	53,893,542
	Tyson Foods, Inc. Class A	2,025,659	38,163,416
	Weis Markets, Inc.	11,500	396,865
Total Consumer Staples			484,063,171

Energy — (15.0%)
	Anadarko Petroleum Corp.	3,481,656	261,019,750
	Apache Corp.	2,319,190	310,910,611
#	Chesapeake Energy Corp.	3,199,938	175,260,604
	Cimarex Energy Co.	361,347	24,622,185
	ConocoPhillips	3,507,507	326,548,902
	Devon Energy Corp.	1,997,042	231,537,049
*	Forest Oil Corp.	475,600	31,746,300
	Helmerich & Payne, Inc.	112,857	7,070,491
*	Mariner Energy, Inc.	257,480	8,419,596
*	Newfield Exploration Co.	674,465	42,653,167
	Noble Energy, Inc.	233,800	22,783,810
#	Overseas Shipholding Group, Inc.	286,600	22,658,596
	Patterson-UTI Energy, Inc.	274,100	8,628,668
#	Pioneer Natural Resources Co.	786,498	56,462,691
*	Pride International, Inc.	312,040	13,711,038
#	Rowan Companies, Inc.	158,866	7,013,934
* #	SEACOR Holdings, Inc.	171,200	15,233,376
#	Tidewater, Inc.	431,200	29,463,896
*	Unit Corp.	61,900	4,747,111
	Valero Energy Corp.	1,239,275	63,004,741
Total Energy			1,663,496,516

2

Financials — (29.0%)
*	Allegheny Corp.	36,722	13,789,111
	Allstate Corp.	2,126,900	108,344,286
#	American Capital Strategies, Ltd.	472,547	15,121,504
	American Financial Group, Inc.	883,300	26,340,006
#	American International Group, Inc.	3,921,610	141,177,960
	American National Insurance Co.	71,652	7,901,066
* #	AmeriCredit Corp.	399,100	5,423,769
#	Associated Banc-Corp.	295,313	8,064,998
	Assurant, Inc.	144,800	9,850,744
	Bank of America Corp.	6,581,274	223,829,129
#	Bear Stearns Companies, Inc.	417,870	3,898,727
#	Capital One Financial Corp.	1,606,984	77,328,070
	Chubb Corp.	1,482,600	79,704,576
#	Cincinnati Financial Corp.	1,328,489	46,523,685
#	CIT Group, Inc.	1,326,512	13,265,120
#	CNA Financial Corp.	1,929,282	58,630,880
#	Comerica, Inc.	334,100	12,421,838
	Commerce Group, Inc.	315,600	11,604,612
*	Conseco, Inc.	402,300	4,694,841
	Discover Financial Services	649,850	11,144,928
	Federal National Mortgage Association	491,739	13,286,788
	Fidelity National Financial, Inc.	952,159	16,281,919
	Fifth Third Bancorp	455,000	8,508,500
	First American Corp.	722,800	24,264,396
	First Citizens BancShares, Inc.	10,300	1,642,232
#	Fulton Financial Corp.	236,699	2,987,141
	Genworth Financial, Inc.	1,003,323	22,173,438
	Hanover Insurance Group, Inc.	388,766	17,922,113
	Hartford Financial Services Group, Inc.	1,157,500	82,263,525
	HCC Insurance Holdings, Inc.	254,957	6,070,526
	Hudson City Bancorp, Inc.	1,932,473	34,398,019
#	Huntington Bancshares, Inc.	339,765	3,027,306
#	Janus Capital Group, Inc.	1,558,800	45,205,200
	JPMorgan Chase & Co.	7,876,534	338,690,962
	KeyCorp	928,500	18,077,895
	Legg Mason, Inc.	294,947	15,871,098
#	Lehman Brothers Holdings, Inc.	943,839	34,742,714
#	Leucadia National Corp.	64,952	3,526,894
	Lincoln National Corp.	1,092,926	60,285,798
#	Loews Corp.	3,874,202	192,044,193
#	M&T Bank Corp.	244,246	21,166,358
	Marsh & McLennan Companies, Inc.	45,900	1,249,857
#	Marshall & Ilsley Corp.	596,000	13,851,040
#	Mercury General Corp.	126,900	6,454,134
#	Merrill Lynch & Co., Inc.	1,433,140	62,943,509
#	MetLife, Inc.	5,587,198	335,399,496
	Morgan Stanley	1,602,371	70,872,869
#	National City Corp.	1,962,794	11,462,717
	Nationwide Financial Services, Inc.	393,102	20,059,995
#	New York Community Bancorp, Inc.	2,262,500	46,426,500
	Odyssey Re Holdings Corp.	351,255	13,186,113
	Old Republic International Corp.	1,782,254	26,822,923
	Principal Financial Group, Inc.	1,193,300	64,295,004
	Protective Life Corp.	547,200	22,971,456
	Prudential Financial, Inc.	1,861,400	139,046,580

3

	Reinsurance Group of America, Inc.	479,000	24,630,180
	SAFECO Corp.	530,900	35,570,300
#	South Financial Group, Inc.	543,733	2,995,969
#	Sovereign Bancorp, Inc.	2,013,036	18,399,149
	StanCorp Financial Group, Inc.	222,900	12,257,271
#	SunTrust Banks, Inc.	813,260	42,460,305
#	Synovus Financial Corp.	487,500	5,601,375
#	The Colonial BancGroup, Inc.	181,500	1,112,595
	The Travelers Companies, Inc.	5,164,209	257,229,250
	Torchmark Corp.	174,800	11,084,068
	Transatlantic Holdings, Inc.	118,921	7,688,243
#	UnionBanCal Corp.	315,300	15,783,918
	Unitrin, Inc.	496,679	17,234,761
#	Unum Group	2,446,189	58,904,231
	W. R. Berkley Corp.	397,904	10,779,219
	Webster Financial Corp.	212,100	5,508,237
	Wesco Financial Corp.	19,000	8,094,000
#	Zions Bancorporation	237,920	10,251,973
Total Financials			3,222,124,102

Health Care — (0.5%)
*	Community Health Systems, Inc.	95,826	3,452,611
*	Health Management Associates, Inc.	560,097	4,346,353
	Omnicare, Inc.	239,700	5,867,856
	PerkinElmer, Inc.	65,900	1,863,652
* #	Tenet Healthcare Corp.	1,525,700	9,001,630
	UnitedHealth Group, Inc.	26,590	909,644
	Universal Health Services, Inc.	19,844	1,289,860
*	Watson Pharmaceuticals, Inc.	676,800	19,329,408
*	WellPoint, Inc.	173,138	9,664,563
Total Health Care			55,725,577

Industrials — (14.0%)
#	Alexander & Baldwin, Inc.	139,805	7,195,763
*	Allied Waste Industries, Inc.	2,728,976	36,759,307
*	Avis Budget Group, Inc.	432,980	6,027,082
#	Burlington Northern Santa Fe Corp.	2,216,173	250,538,358
	CSX Corp.	3,367,404	232,552,920
	Curtiss-Wright Corp.	53,560	2,758,876
	DRS Technologies, Inc.	91,850	7,235,943
#	GATX Corp.	390,900	19,275,279
	IKON Office Solutions, Inc.	432,700	5,231,343
* #	Kansas City Southern	557,700	27,862,692
	Kennametal, Inc.	72,685	2,809,275
	Norfolk Southern Corp.	3,209,002	216,222,555
#	Northrop Grumman Corp.	2,635,484	198,873,623
	Pentair, Inc.	164,120	6,143,012
#	R. R. Donnelley & Sons Co.	498,047	16,350,883
	Raytheon Co.	740,994	47,319,877
	Ryder System, Inc.	466,600	34,262,438
#	Southwest Airlines Co.	5,164,520	67,448,631
#	Timken Co.	212,700	7,791,201
	Trinity Industries, Inc.	64,845	2,648,918
#	UAL Corp.	378,017	3,228,265
	Union Pacific Corp.	4,137,400	340,549,394

4

*	United Rentals, Inc.	265,692	5,470,598
* #	YRC Worldwide, Inc.	445,344	7,775,706
Total Industrials			1,552,331,939

Information Technology — (4.1%)
*	3Com Corp.	1,041,900	2,625,588
* #	Advanced Micro Devices, Inc.	575,230	3,957,582
* #	Applied Micro Circuits Corp.	53,300	522,873
*	Arrow Electronics, Inc.	456,200	13,987,092
*	Avnet, Inc.	1,074,500	31,719,240
	AVX Corp.	507,400	6,758,568
*	Computer Sciences Corp.	1,385,243	68,084,693
*	Compuware Corp.	943,130	9,610,495
*	Convergys Corp.	193,000	3,113,090
	Electronic Data Systems Corp.	2,164,600	53,011,054
*	Fairchild Semiconductor Corp. Class A	43,100	646,500
	Fidelity National Information Services, Inc.	402,462	16,211,169
*	Ingram Micro, Inc.	1,339,168	24,279,116
*	Integrated Device Technology, Inc.	1,446,600	16,317,648
*	International Rectifier Corp.	186,700	4,327,706
	Intersil Corp.	1,048,598	29,224,426
* #	JDS Uniphase Corp.	303,862	3,758,773
* #	Micron Technology, Inc.	3,907,157	31,530,757
*	NCR Corp.	184,100	4,871,286
* #	Novellus Systems, Inc.	261,568	6,248,860
* #	Sandisk Corp.	138,300	3,915,273
*	Sanmina-SCI Corp.	3,848,400	5,772,600
* #	Sun Microsystems, Inc.	528,425	6,843,104
* #	Symantec Corp.	1,879,964	40,851,618
*	Tech Data Corp.	385,011	14,087,552
* #	Tellabs, Inc.	1,964,818	10,688,610
*	Unisys Corp.	482,283	2,440,352
*	Vishay Intertechnology, Inc.	1,283,816	12,940,865
	Xerox Corp.	2,126,878	28,883,003
Total Information Technology			457,229,493

Materials — (3.1%)
	Alcoa, Inc.	964,763	39,159,730
	Ashland, Inc.	532,611	28,585,232
	Bemis Co., Inc.	230,900	6,141,940
	Chemtura Corp.	844,230	7,370,128
	Cytec Industries, Inc.	188,900	11,930,924
*	Domtar Corp.	4,514,536	31,014,862
#	International Paper Co.	1,615,245	43,966,969
#	Louisiana-Pacific Corp.	795,400	9,656,156
	Lubrizol Corp.	179,500	10,069,950
#	MeadWestavco Corp.	1,393,431	35,852,980
#	Reliance Steel & Aluminum Co.	116,900	7,945,693
*	Smurfit-Stone Container Corp.	1,764,694	11,876,391
	Tronox, Inc. Class B	92,517	306,231
#	Valhi, Inc.	115,611	3,611,688
#	Westlake Chemical Corp.	21,400	371,290
#	Weyerhaeuser Co.	1,440,429	89,781,940
#	Worthington Industries, Inc.	131,400	2,620,116
Total Materials			340,262,220

5

Telecommunication Services — (5.9%)
AT&T, Inc.	8,217,218	327,866,998
# CenturyTel, Inc.	288,690	10,222,513
# FairPoint Communications, Inc.	122,757	1,104,813
Sprint Nextel Corp.	1,956,986	18,317,389
Telephone & Data Systems, Inc.	413,797	19,725,703
# Telephone & Data Systems, Inc. Special Shares	177,000	7,770,300
* United States Cellular Corp.	268,725	16,830,247
Verizon Communications, Inc.	6,654,852	256,012,156
Total Telecommunication Services		657,850,119

TOTAL COMMON STOCKS		10,057,873,859

	Face
	Amount
	(000)

TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $36,785,000 FHLMC 6.50%, 08/01/37, valued at $34,771,036) to be repurchased at $34,260,538	$34,255	34,255,000

SECURITIES LENDING COLLATERAL — (9.1%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $1,208,778,964 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 04/01/12 to 05/01/48, valued at $924,550,951) to be repurchased at $897,798,066	897,622	897,622,282
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $214,255,654 FNMA, rates ranging from 5.000% to 8.000%, maturities ranging from 02/01/10 to 05/01/38, valued at $115,483,990) to be repurchased at $112,136,637	112,116	112,115,522

TOTAL SECURITIES LENDING COLLATERAL		1,009,737,804

TOTAL INVESTMENTS - (100.0%) (Cost $9,790,024,787)		$11,101,866,663

See accompanying Notes to Financial Statements.

6

THE U.S. SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (84.0%)
Consumer Discretionary — (15.4%)
*	4Kids Entertainment, Inc.	426,141	$3,323,900
* #	99 Cents Only Stores	1,162,300	9,728,451
* #	A.C. Moore Arts & Crafts, Inc.	317,419	2,218,759
* #	AbitibiBowater Canada, Inc.	317,836	3,775,892
*	Acme Communications, Inc.	470,621	705,931
	Ah Belo Corp.	368,818	3,503,771
#	Aldila, Inc.	109,817	840,100
*	Alloy, Inc.	461,743	3,970,990
* #	Ambassadors International, Inc.	14,878	94,178
#	American Axle & Manufacturing Holdings, Inc.	1,968,362	36,591,850
*	American Biltrite, Inc.	58,629	322,459
	American Greetings Corp. Class A	1,809,500	33,765,270
*	America’s Car-Mart, Inc.	271,961	4,484,637
#	Arctic Cat, Inc.	129,764	1,026,433
#	ArvinMeritor, Inc.	3,097,062	46,363,018
	Asbury Automotive Group, Inc.	1,093,802	18,014,919
*	Ashworth, Inc.	421,289	1,360,763
*	Audiovox Corp. Class A	643,817	6,863,089
* #	Avatar Holdings, Inc.	187,591	6,503,780
* #	Bakers Footwear Group, Inc.	3,752	7,504
*	Ballantyne of Omaha, Inc.	85,155	357,651
#	Bassett Furniture Industries, Inc.	334,865	4,015,031
	Beasley Broadcast Group, Inc.	118,309	556,052
#	Beazer Homes USA, Inc.	32,486	225,778
	Belo Corp. Class A	2,125,623	20,320,956
*	Benihana, Inc. Class A	6,500	58,110
* #	Big Lots, Inc.	1,116,939	34,692,125
*	Birks & Mayors, Inc.	25,119	81,888
#	Blockbuster, Inc. Class A	2,684,758	8,725,463
*	Blockbuster, Inc. Class B	945,000	2,419,200
* #	Bluegreen Corp.	982,198	6,757,522
#	Bob Evans Farms, Inc.	1,381,208	40,206,965
#	Bon-Ton Stores, Inc.	60,601	403,603
#	Books-A-Million, Inc.	47,962	360,195
#	Borders Group, Inc.	122,157	750,044
	Bowl America, Inc. Class A	31,040	435,336
#	Brookfield Homes Corp.	288,464	4,355,806
	Brown Shoe Company, Inc.	547,423	9,245,974
#	Brunswick Corp.	1,839,178	25,196,739
* #	Buca, Inc.	602,329	301,164
* #	Cabela’s, Inc.	266,558	3,691,828
*	Cache, Inc.	15	190
* #	California Coastal Communities, Inc.	259,274	1,184,882

1

#	Carmike Cinemas, Inc.	415,429	3,448,061
*	Carriage Services, Inc.	497,347	3,570,951
*	Catalina Lighting, Inc.	21,540	43,080
*	Cavalier Homes, Inc.	430,307	985,403
*	Cavco Industries, Inc.	154,131	5,907,841
* ,	Championship Auto Racing Teams, Inc.	4,800	—
* #	Charming Shoppes, Inc.	3,075,915	17,871,066
* #	Charter Communications, Inc.	114,100	181,419
* #	Chromcraft Revington, Inc.	25,711	99,502
	Churchill Downs, Inc.	56,299	2,406,219
#	Citadel Broadcasting Co.	2,803,287	4,933,785
	Coachmen Industries, Inc.	518,600	1,581,730
	Coast Distribution System, Inc.	131,995	633,576
	Cobra Electronics Corp.	107,747	351,255
#	Collectors Universe, Inc.	179,801	1,711,706
* #	Comstock Homebuilding Companies, Inc.	98,964	62,347
*	Concord Camera Corp.	189,954	651,542
*	Congoleum Corp. Class A	90,400	542
	Cooper Tire & Rubber Co.	2,195,656	24,108,303
* #	Cost Plus, Inc.	291,934	942,947
* #	Cox Radio, Inc.	1,447,908	18,460,827
	CSS Industries, Inc.	270,150	7,964,022
*	Culp, Inc.	349,518	2,516,530
* #	Cumulus Media, Inc. Class A	1,669,142	8,762,995
*	Cybex International, Inc.	4,031	16,729
	Decorator Industries, Inc.	34,374	101,747
*	dELiA*s, Inc.	32,453	82,755
	Delta Apparel, Inc.	224,389	666,435
*	Design Within Reach, Inc.	8,553	33,186
* #	DG Fastchannel, Inc.	1	20
*	Diedrich Coffee, Inc.	31,478	75,547
#	Dillards, Inc. Class A	356,784	5,808,444
* #	Directed Electronics, Inc.	101,053	155,622
*	Dixie Group, Inc.	358,599	2,617,773
* #	Dominion Homes, Inc.	204,274	128,693
*	Dorman Products, Inc.	415,094	3,943,393
	Dover Motorsports, Inc.	341,168	2,122,065
*	Duckwall-ALCO Stores, Inc.	109,500	1,444,305
*	ELXSI Corp.	27,300	65,520
*	EMAK Worldwide, Inc.	50	32
*	Emerson Radio Corp.	254,361	302,690
	Emmis Communications Corp. Class A	1,121,945	3,332,177
#	Entercom Communications Corp.	1,381,227	13,370,277
*	Entravision Communications Corp.	2,330,020	12,442,307
* #	Escala Group, Inc.	312,991	917,064
	Escalade, Inc.	46,818	292,612
	Federal Screw Works	3,125	18,594
* #	Federal-Mogul Corp.	823,500	370,575
	Finish Line, Inc. Class A	1,053,530	8,354,493
*	Finlay Enterprises, Inc.	218,041	158,080
*	Fisher Communications, Inc.	4,954	173,984
*	Flanigan’s Enterprises, Inc.	156	1,226
	Flexsteel Industries, Inc.	157,483	1,811,054
	Foot Locker, Inc.	230,474	3,367,225
	Footstar, Inc.	468,700	1,991,975

2

*	Franklin Covey Co.	388,054	3,255,773
*	Franklin Electronic Publishers, Inc.	135,104	286,420
#	Fred’s, Inc.	1,128,867	14,167,281
	Frisch’s Restaurants, Inc.	19,088	519,957
	FTD Group, Inc.	463,747	6,840,268
#	Furniture Brands International, Inc.	1,999,950	28,119,297
*	GameTech International, Inc.	8,829	46,087
* #	Gander Mountain Co.	536,101	2,251,624
*	G-III Apparel Group, Ltd.	343	5,690
*	Gottschalks, Inc.	293,879	625,962
	Gray Television, Inc.	1,437,350	5,778,147
	Gray Television, Inc. Class A	41,706	223,127
*	Great Wolf Resorts, Inc.	441,903	3,071,226
#	Group 1 Automotive, Inc.	759,600	19,779,984
*	Hampshire Group, Ltd.	41,080	308,100
#	Handleman Co.	659,277	725,205
*	Harris Interactive, Inc.	1,702,256	3,234,286
*	Hartmarx Corp.	963,400	2,254,356
*	Hastings Entertainment, Inc.	351,070	2,938,456
#	Haverty Furniture Co., Inc.	547,000	5,754,440
*	Hayes Lemmerz International, Inc.	1,920,371	7,527,854
	Hearst-Argyle Television, Inc.	6,500	138,255
*	Helen of Troy, Ltd.	407,459	7,281,292
*	Hollywood Media Corp.	272,700	654,480
* #	Hovnanian Enterprises, Inc. Class A	18,000	141,480
#	IHOP Corp.	143,630	6,734,811
	ILX Resorts, Inc.	97,633	297,781
* #	Image Entertainment, Inc.	48,050	54,296
*	Interstate Hotels & Resorts, Inc.	708,746	2,501,873
	J. Alexander’s Corp.	127,237	927,558
*	Jaclyn, Inc.	40,909	198,409
*	Jakks Pacific, Inc.	863,920	20,388,512
* #	Jarden Corp.	1,584,533	29,709,994
*	Jo-Ann Stores, Inc.	753,900	16,970,289
	Johnson Outdoors, Inc.	170,950	2,659,982
	Jones Apparel Group, Inc.	1,280,459	21,537,320
	Journal Communications, Inc. Class A	315,678	1,849,873
#	Journal Register Co.	996,800	159,488
#	KB Home	1,083,957	22,231,958
	Kenneth Cole Productions, Inc. Class A	215,896	3,367,978
	Kimball International, Inc. Class B	735,352	7,757,964
* #	Kirkland’s, Inc.	196,079	529,413
	LaCrosse Footwear, Inc.	38,767	533,822
*	Lakeland Industries, Inc.	137,068	1,711,979
* #	Lakes Entertainment, Inc.	241,159	1,343,256
#	Landry’s Restaurants, Inc.	658,635	10,808,200
*	Lazare Kaplan International, Inc.	150,261	1,367,375
#	La-Z-Boy, Inc.	1,787,639	11,351,508
* #	Lear Corp.	863,557	22,236,593
#	Lee Enterprises, Inc.	895,833	6,091,664
* #	Lenox Group, Inc.	440,800	321,784
#	Libbey, Inc.	323,897	3,734,532
#	Lifetime Brands, Inc.	280,172	1,964,006
*	Lin TV Corp.	953,190	8,721,688
#	Lithia Motors, Inc. Class A	459,091	3,135,592

3

*	Live Nation, Inc.	81,000	1,227,150
* #	Lodgenet Entertainment Corp.	25,800	167,958
*	Lodgian, Inc.	710,947	6,398,523
*	Luby’s, Inc.	430,332	3,042,447
#	M/I Homes, Inc.	381,319	6,547,247
*	Mace Security International, Inc.	187,474	331,829
* #	Magna Entertainment Corp.	154,700	66,521
* #	MarineMax, Inc.	659,419	6,455,712
*	Max & Erma’s Restaurants, Inc.	13,134	51,223
*	McCormick & Schmick’s Seafood Restaurants, Inc.	15,862	151,006
	McRae Industries, Inc. Class A	30,453	514,656
#	MDC Holdings, Inc.	297,970	12,106,521
*	Meade Instruments Corp.	640,020	864,027
#	Media General, Inc. Class A	988,866	15,070,318
*	Merisel, Inc.	3,600	9,396
	Modine Manufacturing Co.	1,321,003	20,792,587
#	Monaco Coach Corp.	976,100	4,470,538
*	Morton’s Restaurant Group, Inc.	30,400	247,760
*	Mothers Work, Inc.	130,183	1,583,025
	Movado Group, Inc.	125,788	2,767,336
* #	MTR Gaming Group, Inc.	11,634	62,824
* #	Multimedia Games, Inc.	603,825	3,284,808
	National Presto Industries, Inc.	142,451	9,500,057
*	Nature Vision, Inc.	2,100	2,887
#	Nautilus Group, Inc.	148,500	999,405
*	Navarre Corp.	252,150	446,305
* #	New Motion, Inc.	197,257	863,986
*	Nitches, Inc.	12,141	14,205
*	Nobel Learning Communities, Inc.	22,254	304,880
#	Noble International, Ltd.	64,609	367,625
	OfficeMax, Inc.	195,905	4,247,220
#	Orleans Homebuilders, Inc.	239,835	1,132,021
	O’Charleys, Inc.	761,367	8,451,174
*	Outdoor Channel Holdings, Inc.	3,584	28,349
	Oxford Industries, Inc.	369,145	10,092,424
*	P & F Industries, Inc. Class A	12,917	57,997
* #	Palm Harbor Homes, Inc.	544,540	4,122,168
#	Penske Automotive Group, Inc.	2,863,983	59,828,605
*	Perry Ellis International, Inc.	484,316	13,202,454
*	Phoenix Footwear Group, Inc.	216,337	356,956
#	Pier 1 Imports, Inc.	1,338,252	9,648,797
* #	Pinnacle Entertainment, Inc.	540,950	7,502,976
*	Pomeroy IT Solutions, Inc.	407,504	2,440,949
*	Proliance International, Inc.	362,891	381,036
*	QEP Co., Inc.	41,814	292,280
* #	Quaker Fabric Corp.	545,528	5,455
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	682,183	1,657,705
*	Quiksilver, Inc.	34,500	294,630
*	Radio One, Inc. Class D	1,952,773	2,284,744
*	RC2 Corp.	562,900	10,869,599
	RCN Corp.	678,076	8,211,500
* #	Reading International, Inc. Class A	198,422	1,853,261
*	Reading International, Inc. Class B	14,460	149,299
*	Red Lion Hotels Corp.	546,302	4,741,901
*	Regent Communications, Inc.	1,314,367	1,288,080

4

	Regis Corp.	812,155	24,640,783
*	Rex Stores Corp.	333,450	5,601,960
* #	Riviera Holdings Corp.	16,400	265,680
* #	Rockford Corp.	250,500	300,600
* #	Rocky Brands, Inc.	180,983	1,060,560
#	Russ Berrie & Co., Inc.	322,138	3,894,648
	Ryland Group, Inc.	845,822	23,513,852
*	S&K Famous Brands, Inc.	76,900	315,290
*	Saga Communications, Inc. Class A	300,789	1,413,708
	Salem Communications Corp.	169,884	419,613
*	Schieb (Earl), Inc.	73,900	185,119
*	Scholastic Corp.	1,773,991	55,171,120
* #	Sharper Image Corp.	367,246	58,759
	Shiloh Industries, Inc.	388,852	3,857,412
*	Shoe Carnival, Inc.	303,843	4,436,108
*	Silverleaf Resorts, Inc.	121,800	263,088
	Sinclair Broadcast Group, Inc. Class A	996,428	8,937,959
* #	Six Flags, Inc.	2,636,000	5,403,800
	Skyline Corp.	200,900	5,368,048
	Sonic Automotive, Inc.	1,282,597	23,920,434
* #	Source Interlink Companies, Inc.	1,566,006	1,863,547
* #	Spanish Broadcasting System, Inc.	774,108	1,091,492
*	SPAR Group, Inc.	3,200	3,232
	Speedway Motorsports, Inc.	186,455	4,752,738
*	Sport Chalet, Inc. Class A	127,528	541,994
*	Sport Chalet, Inc. Class B	12,269	49,812
*	Sport-Haley, Inc.	61,900	132,775
	Stage Stores, Inc.	1,567,797	21,180,937
#	Standard Motor Products, Inc.	649,750	5,522,875
#	Standard Pacific Corp.	848,328	2,663,750
	Stanley Furniture, Inc.	41,779	495,499
	Star Buffet, Inc.	7,100	36,565
*	Steinway Musical Instruments, Inc.	185,753	5,098,920
#	Stewart Enterprises, Inc.	3,053,042	21,065,990
*	Stoneridge, Inc.	382,100	6,392,533
	Strattec Security Corp.	26,105	984,158
#	Superior Industries International, Inc.	936,600	19,256,496
	Superior Uniform Group, Inc.	137,800	1,238,822
	Syms Corp.	338,200	5,434,874
* #	Syntax-Brillian Corp.	174,642	139,679
*	Talon International, Inc.	7,800	1,638
#	Tandy Brand Accessories, Inc.	200,326	919,496
* #	Tarragon Corp.	60,142	123,291
*	Tarrant Apparel Group	281,000	182,650
*	The Hallwood Group, Inc.	159	10,434
	The Marcus Corp.	608,920	10,491,692
	The Pep Boys - Manny, Moe & Jack	1,872,600	16,815,948
*	The Sports Club Co., Inc.	113,300	130,295
* #	The Steak n Shake Co.	757,175	5,126,075
*	Trans World Entertainment Corp.	1,045,274	2,811,787
*	Triple Crown Media, Inc.	152,303	112,704
* #	Trump Entertainment Resorts, Inc.	446,526	1,562,841
*	Unifi, Inc.	1,705,064	5,098,141
	Unifirst Corp.	382,000	18,336,000
*	ValueVision Media, Inc. Class A	208,838	920,976

5

	Virco Manufacturing Corp.	22,389	111,945
#	Visteon Corp.	2,267,939	9,162,474
*	Voyager Learning Co.	103,000	602,550
*	Warnaco Group, Inc.	348,555	16,796,865
* #	WCI Communities, Inc.	1,453,300	2,761,270
*	Wells-Gardner Electronics Corp.	95,631	160,660
* #	West Marine, Inc.	603,978	2,717,901
*	Wilsons The Leather Experts, Inc.	682,051	95,487
*	Woodbridge Holdings Corp.	154,700	264,537
#	Xerium Technologies, Inc.	16,600	77,522
* #	Zale Corp.	1,349,084	29,383,050
Total Consumer Discretionary			1,489,906,789

Consumer Staples — (3.0%)
*	Alliance One International, Inc.	1,198,015	7,200,070
#	American Italian Pasta Co.	580,800	5,285,280
*	Bridgford Foods Corp.	10,359	69,095
*	Cagle’s, Inc. Class A	3,992	23,553
* #	Caribou Coffee Co.	1,700	3,638
* #	Central Garden & Pet Co.	782,104	6,256,832
*	Central Garden & Pet Co. Class A	1,333,456	9,947,582
#	Chiquita Brands International, Inc.	1,537,940	37,433,460
* #	Collective Brands, Inc.	42,202	478,149
	Del Monte Foods Co.	933,829	8,133,651
	Farmer Brothers Co.	134,422	3,205,965
	Golden Enterprises, Inc.	16,900	39,715
	Griffin Land & Nurseries, Inc. Class A	32,174	1,119,012
*	Hain Celestial Group, Inc.	1,402,074	40,337,669
#	Imperial Sugar Co.	297,727	4,317,041
	Ingles Market, Inc. Class A	39,657	966,045
*	Katy Industries, Inc.	130,300	162,875
#	MGP Ingredients, Inc.	75,843	561,238
*	Monterey Pasta Co.	463,402	1,144,603
#	Nash Finch Co.	428,033	16,367,982
*	Natural Alternatives International, Inc.	103,529	812,703
* #	Natural Health Trends Corp.	89,192	131,112
	Oil-Dri Corp. of America	124,283	2,131,453
*	Omega Protein Corp.	598,318	8,334,570
*	Pantry, Inc.	233,400	2,847,480
* #	Parlux Fragrances, Inc.	429,930	1,448,864
	Pilgrim’s Pride Corp.	264,597	6,879,522
*	Prestige Brands Holdings, Inc.	648,441	7,074,491
	PriceSmart, Inc.	353,626	8,324,356
*	Pyramid Breweries, Inc.	218,416	556,961
* #	Redhook Ale Brewery, Inc.	170,019	765,085
* #	Sanfilippo (John B.) & Son, Inc.	246,021	2,283,075
*	Scheid Vineyards, Inc.	6,720	231,840
	Schiff Nutrition International, Inc.	105,261	659,986
	Scope Industries	8,100	801,900
#	Seaboard Corp.	15,593	27,989,435
*	Seneca Foods Corp. Class A	1,583	33,085
*	Seneca Foods Corp. Class B	13,871	298,088
* #	Spectrum Brands, Inc.	173,100	720,096
	Stephan Co.	53,800	182,382
	Tasty Baking Co.	229,200	1,340,820

6

*	TreeHouse Foods, Inc.	524,085	13,694,341
#	Universal Corp.	830,759	41,213,954
	Weis Markets, Inc.	93,400	3,223,234
*	Winn-Dixie Stores, Inc.	824,450	14,881,322
*	Zapata Corp.	358,421	2,483,858
Total Consumer Staples			292,397,468

Energy — (9.5%)
	Adams Resources & Energy, Inc.	33,137	1,105,782
* #	Allis-Chalmers Energy, Inc.	384,694	6,605,196
* #	Basic Energy Services, Inc.	381,698	10,981,451
*	Bois d’Arc Energy, Inc.	123,900	3,033,072
*	Brigham Exploration Co.	1,003,587	14,622,263
* #	Bristow Group, Inc.	623,777	32,604,824
*	Bronco Drilling Co., Inc.	806,960	14,670,533
*	Callon Petroleum Co.	621,500	16,109,280
* #	Catalytica Energy Systems, Inc.	33,158	123,348
*	Complete Production Services, Inc.	146,277	4,192,299
*	Comstock Resources, Inc.	986,367	56,568,147
* #	Edge Petroleum Corp.	428,496	2,253,889
* #	Encore Acquisition Co.	1,668,924	111,467,434
*	EXCO Resources, Inc.	1,111,753	27,727,120
*	Exterran Holdings, Inc.	2,039,425	149,938,526
*	Geomet, Inc.	57,215	471,452
*	Grey Wolf, Inc.	562,806	4,406,771
	Gulf Island Fabrication, Inc.	669	27,683
*	Harvest Natural Resources, Inc.	1,049,897	11,695,853
*	HKN, Inc.	65,332	688,599
* #	Infinity, Inc.	60,963	22,556
*	Mariner Energy, Inc.	1,182,092	38,654,408
*	Meridian Resource Corp.	3,153,742	7,001,307
*	Natural Gas Services Group	5,623	154,126
*	Newpark Resources, Inc.	1,577,505	11,121,410
	Overseas Shipholding Group, Inc.	9,100	719,446
*	Parker Drilling Co.	884,343	7,906,026
*	Petrohawk Energy Corp.	262,959	7,725,735
*	Petroleum Development Corp.	426,940	29,501,554
*	PHI, Inc. Non-Voting	283,896	11,134,401
*	Pioneer Drilling Co.	1,709,945	30,454,120
* #	Royale Energy, Inc.	3,893	22,540
*	SEACOR Holdings, Inc.	65,400	5,819,292
*	Stone Energy Corp.	912,596	61,673,238
*	Swift Energy Corp.	1,253,094	72,228,338
* #	Trico Marine Services, Inc.	442,190	16,975,674
*	Union Drilling, Inc.	201,371	3,781,747
#	USEC, Inc.	3,185,602	22,203,646
* #	VeraSun Energy Corp.	329,949	2,243,653
*	Whiting Petroleum Corp.	1,253,035	117,196,364
Total Energy			915,833,103

Financials — (17.9%)
	1st Independence Financial Group, Inc.	5,052	85,935
	1st Source Corp.	600,780	13,121,035
	21st Century Holding Co.	108,997	1,119,399
	Abigail Adams National Bancorp, Inc.	977	10,317

7

	Abington Bancorp, Inc.	209,760	2,103,893
	Access National Corp.	2,400	18,096
	Advanta Corp. Class A	345,376	2,728,470
	Advanta Corp. Class B	538,375	4,683,862
	Affirmative Insurance Holdings, Inc.	139,923	1,085,802
#	Alliance Financial Corp.	20,620	487,457
*	AmComp, Inc.	307,318	3,408,157
#	Amcore Financial, Inc.	217,176	2,128,325
	Ameriana Bancorp	30,595	265,565
	American Bancorp of New Jersey, Inc.	126,448	1,431,391
	American Equity Investment Life Holding Co.	1,776,391	18,776,453
*	American Independence Corp.	27,282	181,698
	American National Bankshares, Inc.	13,731	243,863
	American Physicians Capital, Inc.	348,562	15,866,542
*	American Physicians Services Group, Inc.	35,600	777,860
	American West Bancorporation	277,922	931,039
* #	AmeriCredit Corp.	1,424,681	19,361,415
#	Ameris Bancorp	149,292	2,072,173
*	Amerisafe, Inc.	5,361	85,186
*	AmeriServe Financial, Inc.	517,005	1,545,845
#	Anchor Bancorp Wisconsin, Inc.	204,044	2,862,737
*	Appalachian Bancshares, Inc.	4,318	37,048
*	Argo Group International Holdings, Ltd.	705,396	27,221,232
	ASB Financial Corp.	10,400	161,200
#	Asset Acceptance Capital Corp.	67,131	945,876
*	Atlantic American Corp.	80,034	114,449
*	B of I Holding, Inc.	23,471	163,593
	Baldwin & Lyons, Inc. Class B	355,365	7,714,974
*	Bancinsurance Corp.	75,970	381,749
	Bancorp Rhode Island, Inc.	7,424	246,774
#	BancTrust Financial Group, Inc.	43,071	433,294
	Bank Mutual Corp.	47,053	521,818
*	Bank of Florida Corp.	146,051	1,460,510
	Bank of Granite Corp.	14,464	147,099
#	BankAtlantic Bancorp, Inc. Class A	1,000,623	1,761,096
	BankFinancial Corp.	422,652	6,293,288
#	BankUnited Financial Corp. Class A	1,124,660	3,542,679
	Banner Corp.	412,556	7,504,394
	Bar Harbor Bankshares	5,490	170,053
	BCB Bancorp, Inc.	3,746	54,092
*	Beach First National Bancshares, Inc.	500	5,220
	Benjamin Franklin Bancorp, Inc.	26,266	354,591
	Berkshire Bancorp, Inc.	15,600	238,680
	Berkshire Hills Bancorp, Inc.	336,087	8,506,362
	Beverly Hills Bancorp, Inc.	528,495	1,321,237
*	BFC Financial Corp.	33,229	27,580
*	BGC Partners, Inc. Class A	1,973	17,599
* #	BNCCORP., Inc.	30,988	339,319
*	BNS Holding, Inc.	45,855	687,825
#	Boston Private Financial Holdings, Inc.	1,303,000	10,984,290
	Brookline Bancorp, Inc.	2,246,869	22,581,033
	Brunswick Bancorp	1,200	10,290
	Cadence Financial Corp.	95,828	1,332,967
	California First National Bancorp	105,514	1,036,675
	Camco Financial Corp.	73,966	894,989

8

	Capital Bank Corp.	30,097	313,310
#	Capital Corp. of the West	11,590	67,570
#	Capital Southwest Corp.	23,982	2,889,591
#	Capitol Bancorp, Ltd.	273,741	4,237,511
	Cardinal Financial Corp.	408,397	3,508,130
	Carrollton Bancorp	3,583	50,126
	Cascade Financial Corp.	31,152	280,368
#	Cathay General Bancorp	393,568	6,053,076
	Center Financial Corp.	49,972	467,738
#	Centerstate Banks of Florida, Inc.	8,429	118,090
	Central Bancorp, Inc.	3,136	50,176
*	Central Jersey Bancorp	3,111	24,515
#	Central Pacific Financial Corp.	1,025,463	15,299,908
	Centrue Financial Corp.	49,348	887,277
	CFS Bancorp, Inc.	369,685	5,279,102
#	Chemical Financial Corp.	837,675	20,439,270
	Citizens Community Bancorp, Inc.	17,527	150,119
	Citizens First Bancorp, Inc.	284,349	2,107,026
	Citizens First Corp.	100	945
#	Citizens Republic Bancorp, Inc.	989,661	5,482,722
	Citizens South Banking Corp.	66,608	610,795
* #	Citizens, Inc.	399,498	2,644,677
*	CNA Surety Corp.	1,192,732	17,449,669
	Codorus Valley Bancorp, Inc.	840	13,247
	Columbia Banking System, Inc.	294,765	7,879,068
	Commerce Group, Inc.	144,348	5,307,676
	Commercial National Financial Corp.	2,064	30,960
	Commonwealth Bankshares, Inc.	30,161	444,875
* #	Community Bancorp	85,049	679,542
#	Community Bank System, Inc.	914,700	22,071,711
	Community Bankshares, Inc.	10,221	115,753
	Community Capital Corp.	17,290	194,858
	Community Central Bank Corp.	1,568	7,213
	Community Trust Bancorp, Inc.	56,213	1,722,366
	Community West Bancshares	2,977	26,019
	Compass Diversified Holdings	29,767	407,808
* #	CompuCredit Corp.	577,127	5,298,026
* #	Consumer Portfolio Services, Inc.	159,300	454,005
	Cooperative Bankshares, Inc.	23,206	197,251
*	Core-Mark Holding Co., Inc.	165,286	4,799,905
#	Corus Bankshares, Inc.	916,224	5,268,288
*	Cowen Group, Inc.	159,182	1,263,905
*	Cowlitz Bancorporation	7,258	71,709
	Crawford & Co. Class A	779	4,051
#	Crawford & Co. Class B	34,346	205,389
*	Crescent Financial Corp.	43,157	306,846
*	Dearborn Bancorp, Inc.	118,782	718,631
	Delphi Financial Group, Inc. Class A	1,353,394	39,099,553
#	Delta Financial Corp.	418,907	12,567
	Dime Community Bancshares	114,278	2,077,574
	Donegal Group, Inc. Class A	613,943	10,995,719
	Donegal Group, Inc. Class B	62,876	1,158,490
* #	E*TRADE Financial Corp.	334,321	1,370,716
	Eastern Insurance Holdings, Inc.	80,722	1,319,805
	Eastern Virginia Bankshares, Inc.	2,644	44,551

9

	ECB Bancorp, Inc.	2,600	65,026
	EMC Insurance Group, Inc.	411,279	11,528,150
* #	Encore Capital Group, Inc.	471,510	4,983,861
#	Epoch Holding Corp.	103,300	1,102,211
	ESB Financial Corp.	47,330	510,691
*	ESSA Bancorp, Inc.	7,435	92,937
#	F.N.B. Corp.	823,727	12,347,668
	Farmers Capital Bank Corp.	20,302	502,678
	FBL Financial Group, Inc. Class A	1,003,211	26,936,215
	Federal Agriculture Mortgage Corp. Class A	2,000	34,920
#	Federal Agriculture Mortgage Corp. Class C	297,200	8,606,912
	Fidelity Bancorp, Inc.	9,672	132,990
	Fidelity Southern Corp.	16,395	106,240
#	Financial Federal Corp.	199,288	4,840,706
	Financial Institutions, Inc.	149,983	2,761,187
*	First Acceptance Corp.	22,025	72,022
	First Bancorp of Indiana, Inc.	5,430	63,042
	First Bancorp, Inc.	19,161	342,599
*	First Bancshares, Inc.	16,282	231,204
*	First Bank of Delaware	70,003	172,907
#	First Busey Corp.	40,041	729,547
	First Citizens BancShares, Inc.	22,537	3,593,299
#	First Commonwealth Financial Corp.	494,073	5,543,499
	First Defiance Financial Corp.	213,267	4,124,584
	First Federal Bancshares of Arkansas, Inc.	138,827	1,739,502
	First Federal Bankshares, Inc.	6,384	70,224
	First Federal of Northern Michigan Bancorp, Inc.	16,142	109,927
#	First Financial Corp.	339,293	11,111,846
	First Franklin Corp.	6,605	51,321
*	First Investors Financial Services Group, Inc.	118,400	492,544
*	First Keystone Financial, Inc.	42,067	469,047
	First M&F Corp.	41,129	574,983
* #	First Mariner Bancorp, Inc.	33,344	134,043
	First Merchants Corp.	555,739	13,754,540
	First Niagara Financial Group, Inc.	3,288,463	46,597,521
	First PacTrust Bancorp, Inc.	39,816	635,862
	First Place Financial Corp.	539,434	6,866,995
*	First Regional Bancorp	99,586	1,062,583
	First Security Group, Inc.	84,445	662,049
	First State Bancorporation	226,974	1,759,048
	First United Corp.	45,051	837,048
	First West Virginia Bancorp, Inc.	4,275	65,194
	Firstbank Corp.	66,472	837,559
*	FirstCity Financial Corp.	202,677	883,672
* #	FirstFed Financial Corp.	146,742	2,162,977
#	Flagstar Bancorp, Inc.	1,930,400	9,169,400
	Flushing Financial Corp.	338,955	6,650,297
	FNB United Corp.	74,201	746,462
*	FPIC Insurance Group, Inc.	323,040	14,701,550
* #	Franklin Bank Corp.	552,493	563,543
* #	Franklin Credit Management Corp.	57,350	54,196
#	Fulton Financial Corp.	130,891	1,651,844
	Gateway Financial Holdings, Inc.	276,787	2,748,495
	German American Bancorp, Inc.	127,880	1,595,942
#	Great Southern Bancorp, Inc.	8,467	97,794

10

#	Greene Bancshares, Inc.	116,871	2,263,791
* #	Guaranty Bancorp	652,155	3,906,408
	Guaranty Federal Bancshares, Inc.	14,450	320,790
#	Habersham Bancorp	4,180	34,694
*	Hallmark Financial Services, Inc.	17,737	225,260
	Hanmi Financial Corp.	64,383	412,051
	Harleysville Group, Inc.	1,104,553	43,088,613
#	Harleysville National Corp.	23,232	315,026
	Harleysville Savings Financial Corp.	14,793	181,214
	Harrington West Financial Group, Inc.	35,656	200,030
	Hawthorn Bancshares, Inc.	9,828	265,356
#	Heartland Financial USA, Inc.	11,475	268,515
	Hercules Technology Growth Capital, Inc.	793,301	8,226,531
#	Heritage Commerce Corp.	80,341	1,279,029
	HF Financial Corp.	90,865	1,608,310
	HMN Financial, Inc.	120,056	1,992,930
	Home Federal Bancorp, Inc.	33,352	390,218
	HopFed Bancorp, Inc.	1,300	18,005
	Horace Mann Educators Corp.	1,658,308	27,013,837
#	Horizon Financial Corp.	52,489	567,931
*	HouseValues, Inc.	12,446	33,978
	IBERIABANK Corp.	282,324	14,889,768
	Imperial Capital Bancorp, Inc.	145,988	1,462,800
	Independence Holding Co.	171,275	2,344,755
#	Independent Bank Corp. (MI)	283,384	1,703,138
	Indiana Community Bancorp	20,902	455,664
	Infinity Property & Casualty Corp.	614,512	24,777,124
	Integra Bank Corp.	369,424	5,308,623
	Intervest Bancshares Corp.	42,757	374,979
	Investors Title Co.	29,302	1,414,408
#	Irwin Financial Corp.	949,742	3,903,440
	Jefferson Bancshares, Inc.	21,355	197,320
*	Knight Capital Group, Inc.	1,487,332	26,489,383
*	LaBranche & Co., Inc.	1,285,140	8,610,438
#	Lakeland Bancorp, Inc.	186,040	2,742,230
#	LandAmerica Financial Group, Inc.	622,580	18,540,432
	Landmark Bancorp, Inc.	11,260	281,387
	Legacy Bancorp, Inc.	123,300	1,664,550
	Lincoln Bancorp	26,487	317,579
	LNB Bancorp, Inc.	33,520	368,720
	LSB Corp.	56,122	892,340
	LSB Financial Corp.	8,019	148,351
#	Macatawa Bank Corp.	99,536	894,829
#	MainSource Financial Group, Inc.	479,726	8,049,802
* #	Marlin Business Services, Inc.	64,265	458,852
	MASSBANK Corp.	86,847	3,420,035
	Mayflower Bancorp, Inc.	3,974	42,542
#	MB Financial, Inc.	1,108,248	31,551,821
#	MBT Financial Corp.	107,456	909,078
#	MCG Capital Corp.	2,988,123	17,121,945
	Meadowbrook Insurance Group, Inc.	970,134	6,664,821
	Medallion Financial Corp.	538,699	5,198,445
#	Mercantile Bancorp, Inc.	8,044	128,704
	Mercantile Bank Corp.	25,871	217,575
	Mercer Insurance Group, Inc.	212,983	3,801,747

11

	Meta Financial Group, Inc.	33,100	826,838
	MetroCorp Bancshares, Inc.	26,834	344,817
	MFB Corp.	21,960	593,140
	MicroFinancial, Inc.	214,996	791,185
#	Midwest Banc Holdings, Inc.	192,085	1,686,506
	MidWestOne Financial Group, Inc.	10,936	166,883
*	Move, Inc.	2,305	6,939
	MutualFirst Financial, Inc.	68,313	696,793
	Nara Bancorp, Inc.	63,468	807,313
#	National Penn Bancshares, Inc.	936,766	16,037,434
	National Security Group, Inc.	5,246	82,939
#	National Western Life Insurance Co. Class A	44,143	10,408,037
*	Navidec Financial, Inc.	5,188	8,041
*	Navigators Group, Inc.	570,373	28,798,133
	Nelnet, Inc. Class A	162,100	2,138,099
	New Hampshire Thrift Bancshares, Inc.	68,836	821,902
	New Westfield Financial, Inc.	164,477	1,615,164
#	NewAlliance Bancshares, Inc.	2,767,654	37,086,564
	NewBridge Bancorp	92,834	858,714
*	Newtek Business Services, Inc.	143,080	147,372
* #	NexCen Brands, Inc.	454,113	299,760
*	Nexity Financial Corp.	7,708	43,011
	North Central Bancshares, Inc.	39,100	1,043,579
	Northeast Bancorp	21,700	314,650
	Northeast Community Bancorp, Inc.	26,486	307,238
	Northrim Bancorp, Inc.	67,600	1,267,500
	Northway Financial, Inc.	6,704	107,264
	NYMAGIC, Inc.	193,716	4,399,290
	OceanFirst Financial Corp.	5,615	115,276
* #	Ocwen Financial Corp.	1,333,159	9,385,439
#	Pacific Capital Bancorp	48,744	971,955
	Pacific Mercantile Bancorp	10,779	98,520
*	Pacific Premier Bancorp, Inc.	68,040	493,290
	PacWest Bancorp	1,223,722	25,796,060
	Pamrapo Bancorp, Inc.	646	9,696
	Park Bancorp, Inc.	4,250	85,829
	Park National Corp.	4,217	298,985
	Parkvale Financial Corp.	71,885	1,885,544
	Patriot Capital Funding, Inc.	152,155	1,547,416
	Patriot National Bancorp	7,035	107,284
	PAULA Financial	88,600	168,340
*	Penn Treaty American Corp.	613,274	3,066,370
*	Pennsylvania Commerce Bancorp, Inc.	2,489	66,855
	Peoples Bancorp of North Carolina	4,754	65,367
	Peoples Bancorp, Inc.	292,802	6,936,479
	Peoples Bancorp, Inc.	14,576	201,149
	Peoples Community Bancorp	5,084	14,693
*	Pico Holdings, Inc.	553,594	22,952,007
	Pinnacle Bancshares, Inc.	17,681	180,346
* #	Pinnacle Financial Partners, Inc.	106,371	2,860,316
*	Piper Jaffray Companies, Inc.	545,661	20,735,118
* #	PMA Capital Corp. Class A	1,039,565	10,374,859
	Porter Bancorp, Inc.	600	10,770
	Premier Financial Bancorp, Inc.	39,855	457,934
	Presidential Life Corp.	932,637	16,433,064

12

	Princeton National Bancorp, Inc.	7,001	195,538
*	ProAssurance Corp.	283,417	14,519,453
	ProCentury Corp.	315,898	5,562,964
#	Prosperity Bancshares, Inc.	1,095,070	34,976,536
#	Provident Bankshares Corp.	265,299	2,536,258
	Provident Financial Holdings, Inc.	209,247	2,705,564
	Provident Financial Services, Inc.	2,524,606	39,712,052
#	Provident New York Bancorp	1,229,119	15,990,838
	Pulaski Financial Corp.	9,737	110,515
	Rainier Pacific Financial Group, Inc.	170,086	2,214,520
#	Renasant Corp.	358,583	8,326,297
	Republic Bancorp, Inc. Class A	12,831	319,492
*	Republic First Bancorp, Inc.	64,627	301,162
#	Resource America, Inc.	159,972	1,606,119
*	Rewards Network, Inc.	586,487	2,932,435
	Riverview Bancorp, Inc.	228,219	2,035,713
	RLI Corp.	202,079	10,334,320
	Rome Bancorp, Inc.	141,505	1,655,608
#	Royal Bank of Canada	60,991	3,123,349
	Rurban Financial Corp.	13,214	140,201
	Safety Insurance Group, Inc.	367,655	14,213,542
	Sanders Morris Harris Group, Inc.	192,297	1,403,768
	Sandy Spring Bancorp, Inc.	94,990	2,515,335
*	SCPIE Holdings, Inc.	208,312	5,749,411
*	Seabright Insurance Holdings	650,453	9,964,940
#	Seacoast Banking Corp. of Florida	58,814	632,251
#	Security Bank Corp.	147,745	812,598
	Selective Insurance Group, Inc.	1,945,426	42,565,921
	Shore Financial Corp.	11,794	259,468
	SI Financial Group, Inc.	184	1,805
	Simmons First National Corp. Class A	343,259	10,445,371
#	South Financial Group, Inc.	1,208,902	6,661,050
#	South Street Financial Corp.	11,002	63,757
*	Southcoast Financial Corp.	34,471	495,693
	Southern Community Financial Corp.	253,533	1,815,296
*	Southern Connecticut Bancorp, Inc.	26,298	186,716
*	Southern First Bancshares, Inc.	30,755	411,809
	Southwest Bancorp, Inc.	201,534	3,418,017
*	Specialty Underwriters’ Alliance, Inc.	1,912	9,101
	State Auto Financial Corp.	801,701	22,086,863
	StellarOne Corp.	73,157	1,264,153
	Sterling Financial Corp.	336,874	2,991,441
	Stewart Information Services Corp.	586,200	13,863,630
* #	Stratus Properties, Inc.	86,592	2,293,822
*	Sun American Bancorp	3,317	11,809
*	Sun Bancorp, Inc.	823,260	9,006,464
* #	Superior Bancorp	50,253	744,247
#	Susquehanna Bancshares, Inc.	2,025,930	38,999,153
	Sussex Bancorp	17,709	177,267
	SWS Group, Inc.	294,100	5,434,968
	Taylor Capital Group, Inc.	132,862	1,707,277
	Team Financial, Inc.	900	7,245
	TF Financial Corp.	59,395	1,439,141
*	The Bancorp, Inc.	15,448	164,521
	The Phoenix Companies, Inc.	3,130,300	31,709,939

13

	The Wilber Corp.	1,460	12,702
* #	Thomas Weisel Partners Group, Inc.	126,872	865,267
	TIB Financial Corp.	2,855	18,301
*	Tidelands Bancshares, Inc.	16,400	151,700
#	TierOne Corp.	82,777	593,511
	Timberland Bancorp, Inc.	232,548	2,553,377
	Tower Financial Corp.	13,886	130,390
* #	Trenwick Group, Ltd.	199,776	250
* #	Triad Guaranty, Inc.	328,784	726,613
#	Trustmark Corp.	128,222	2,559,311
#	UCBH Holdings, Inc.	149,737	730,717
#	UMB Financial Corp.	251,489	13,120,181
#	Umpqua Holdings Corp.	1,379,552	19,230,955
*	Unico American Corp.	145,800	1,367,604
#	Union Bankshares Corp.	101,296	2,030,985
*	United America Indemnity, Ltd.	249,776	3,639,236
*	United Capital Corp.	103,781	2,386,963
#	United Community Banks, Inc.	153,719	1,607,901
	United Community Financial Corp.	851,383	5,167,895
	United Financial Bancorp, Inc.	58,621	716,935
	United Fire & Casualty Co.	1,086,348	39,206,299
*	United PanAm Financial Corp.	157,259	583,431
	United Western Bancorp, Inc.	123,442	2,130,609
	Unity Bancorp, Inc.	15,251	120,025
*	Universal American Corp.	48,243	557,207
#	Univest Corporation of Pennsylvania	1,336	32,812
#	Vineyard National Bancorp Co.	5,968	18,083
	VIST Financial Corp.	27,829	466,692
	Wainwright Bank & Trust Co.	20,127	218,780
#	Washington Federal, Inc.	166,962	3,738,279
	Wayne Savings Bancshares, Inc.	8,654	80,482
	Webster Financial Corp.	607,188	15,768,672
	Wesbanco, Inc.	656,238	14,437,236
#	Whitney Holding Corp.	844,780	19,193,402
	Willow Financial Bancorp, Inc.	461,395	4,434,006
*	Wilshire Enterprises, Inc.	103,903	322,099
	Wintrust Financial Corp.	672,702	20,974,848
	WSB Holdings, Inc.	21,899	128,109
	WVS Financial Corp.	5,576	90,498
	Yadkin Valley Financial Corp.	27,613	419,441
	Zenith National Insurance Corp.	526,172	21,231,040
* #	ZipRealty, Inc.	23,648	113,747
Total Financials			1,732,546,803

Health Care — (4.0%)
*	Accelrys, Inc.	495,487	3,230,575
*	Acusphere, Inc.	100	66
*	Adolor Corp.	206,654	1,171,728
*	Albany Molecular Research, Inc.	1,140,986	15,950,984
*	Allied Healthcare International, Inc.	1,214,352	2,137,260
*	Allied Healthcare Products, Inc.	135,264	983,369
*	Allion Healthcare, Inc.	394,528	2,359,277
#	Alpharma, Inc. Class A	1,486,200	37,437,378
* #	American Dental Partners, Inc.	112,537	1,352,695
	American Shared Hospital Services	67,434	168,585

14

*	AMICAS, Inc.	1,214,003	3,338,508
*	AngioDynamics, Inc.	520,062	8,055,760
* #	APP Pharmaceuticals, Inc.	112,226	1,488,117
*	Applera Corp. - Celera Group	116,500	1,500,520
*	Aradigm Corp.	580	516
*	Arrhythmia Research Technology, Inc.	2,792	16,082
* #	ATS Medical, Inc.	228,794	503,347
*	Avigen, Inc.	516,270	1,533,322
*	Bioanalytical Systems, Inc.	31,600	142,200
*	BioScrip, Inc.	1,172,992	5,032,136
* #	Caliper Life Sciences, Inc.	884,552	3,166,696
	Cambrex Corp.	18,389	113,092
*	Cantel Medical Corp.	465,508	4,980,936
*	Capital Senior Living Corp.	663,026	5,330,729
*	Cardiac Science Corp.	683,182	6,449,238
*	Cardiotech International, Inc.	40,691	20,752
*	Conmed Corp.	890,514	23,767,819
#	Cooper Companies, Inc.	332,534	13,451,000
*	Cross Country Healthcare, Inc.	1,049,932	16,242,448
* #	CuraGen Corp.	1,206,336	1,351,096
*	Curis, Inc.	20	29
* #	CytRx Corp.	86	76
*	Daxor Corp.	10,227	149,570
*	Del Global Technologies Corp.	135,934	319,445
*	Digirad Corp.	198,199	443,966
*	Dyax Corp.	44,446	163,561
* #	Emisphere Technologies, Inc.	73,632	135,483
*	Endologix, Inc.	75,780	199,301
* #	Epicept Corp.	36,099	19,132
*	etrials Worldwide, Inc.	1,423	2,376
*	Evotec AG Sponsored ADR	372,697	1,442,337
* #	Genitope Corp.	342,312	34,231
*	Gentiva Health Services, Inc.	661,782	13,328,289
*	Greatbatch, Inc.	531,878	9,972,713
* #	GTC Biotherapeutics, Inc.	314,169	160,226
*	Hanger Orthopedic Group, Inc.	696,200	9,050,600
*	Harvard Bioscience, Inc.	439,981	2,111,909
*	Healthspring, Inc.	14,200	263,836
*	HealthTronics, Inc.	841,747	3,181,804
* #	Hi-Tech Pharmacal Co., Inc.	253,327	2,330,608
	Hooper Holmes, Inc.	2,006,300	1,946,111
*	Incyte Corp.	309,078	3,001,147
*	Infinity Pharmaceuticals, Inc.	174,703	1,284,067
* #	Insmed, Inc.	9,725	5,835
*	IntegraMed America, Inc.	152,607	1,269,690
#	Invacare Corp.	593,866	10,796,484
*	Iridex Corp.	3,138	7,312
	Kewaunee Scientific Corp.	44,303	796,568
*	Kindred Healthcare, Inc.	1,758,075	48,505,289
* #	La Jolla Pharmaceutical Co.	2,411	4,605
*	Langer, Inc.	61,059	87,314
*	Lannet Co., Inc.	15,450	60,255
* #	LifePoint Hospitals, Inc.	694,619	22,220,862
*	Lipid Sciences, Inc.	82,902	59,689
*	Magyar Bancorp, Inc.	16,566	173,777

15

* #	Martek Biosciences Corp.	116,426	4,396,246
*	Maxygen, Inc.	453,073	2,668,600
*	MedCath Corp.	577,624	12,534,441
*	Medical Staffing Network Holdings, Inc.	464,642	1,937,557
*	MEDTOX Scientific, Inc.	915	13,322
*	Merge Healthcare, Inc.	378,290	261,020
* #	Monogram Biosciences, Inc.	715,025	786,528
* #	Nanogen, Inc.	338,160	111,863
*	National Dentex Corp.	39,586	450,885
*	Neose Technologies, Inc.	19,426	11,461
* #	Neurocrine Biosciences, Inc.	1,225,703	6,042,716
* #	Neurogen Corp.	14,361	11,920
*	North American Scientific, Inc.	24,259	34,205
*	NOVT Corp.	2,900	5,452
*	Nutraceutical International Corp.	49,054	648,984
* # ●	OCA, Inc.	573,971	5,740
*	Occulogix, Inc.	26,805	4,557
*	Orchid Cellmark, Inc.	235,073	665,257
* #	Ore Pharmaceuticals, Inc.	204,809	399,379
*	Orthologic Corp.	368,515	379,570
* #	Oscient Pharmaceuticals Corp.	3,036	6,376
*	Osteotech, Inc.	452,229	2,767,641
*	Par Pharmaceutical Companies, Inc.	49,100	895,584
*	PDI, Inc.	440,041	3,630,338
* #	Pharmacyclics, Inc.	9,648	9,937
*	Pharmanet Development Group, Inc.	445,999	7,528,463
* #	PharMerica Corp.	609,551	12,477,509
*	Prospect Medical Holdings, Inc.	9,700	35,696
* #	RadNet, Inc.	121,546	792,480
*	RehabCare Group, Inc.	587,778	9,974,593
*	Res-Care, Inc.	464,532	8,858,625
*	Rotech Healthcare, Inc.	3,627	635
* #	Rural/Metro Corp.	131,700	346,371
* #	RXi Pharmaceuticals Corp.	4	39
*	Sonic Innovations, Inc.	161,914	647,656
*	Spectrum Pharmaceuticals, Inc.	38,844	69,919
*	SRI/Surgical Express, Inc.	144,592	550,896
*	SunLink Health Systems, Inc.	63,900	309,915
*	Synovis Life Technologies, Inc.	71,063	1,391,414
*	Theragenics Corp.	1,046,300	4,111,959
*	Threshold Pharmaceuticals, Inc.	37,861	11,737
* #	Titan Pharmaceuticals, Inc.	295,998	452,877
* #	United American Healthcare Corp.	15,300	26,010
*	Urologix, Inc.	176,958	224,737
*	Via Pharmaceuticals, Inc.	42	95
*	Vical, Inc.	169,924	542,058
*	ViroPharma, Inc.	65,078	624,098
* #	Vital Images, Inc.	203,304	3,141,047
Total Health Care			385,603,136

Industrials — (14.1%)
*	A. T. Cross Co. Class A	194,681	1,598,331
	A.O. Smith Corp.	697,649	25,220,011
* #	Accuride Corp.	526,239	4,078,352
	Aceto Corp.	688,587	5,419,180

16

*	Active Power, Inc.	916,326	1,282,856
*	AeroCentury Corp.	21,760	238,490
*	AirNet Systems, Inc.	306,200	854,298
	Alamo Group, Inc.	235,076	5,442,009
* #	Alaska Air Group, Inc.	1,487,489	29,050,660
	Alexander & Baldwin, Inc.	205,397	10,571,784
* #	Allied Defense Group, Inc.	167,868	1,191,863
* #	Amerco, Inc.	224,796	13,377,610
	Ameron International Corp.	19,496	2,235,606
	Ampco-Pittsburgh Corp.	24,080	1,123,573
	Angelica Corp.	318,156	6,907,167
	Applied Industrial Technologies, Inc.	1,506,750	41,450,693
	Applied Signal Technologies, Inc.	87,821	1,358,591
*	Argon ST, Inc.	13,223	319,203
#	Arkansas Best Corp.	897,990	33,369,308
* #	Arotech Corp.	243,937	565,934
*	Avalon Holding Corp. Class A	70,783	304,367
*	Avis Budget Group, Inc.	71,338	993,025
*	Axsys Technologies, Inc.	43,790	2,590,616
#	Baldor Electric Co.	14,716	518,003
*	Baldwin Technology Co., Inc. Class A	221,699	698,352
	Barrett Business Services, Inc.	44,740	588,331
* #	Beacon Roofing Supply, Inc.	24,939	304,505
#	BlueLinx Holdings, Inc.	42,271	201,210
	Bowne & Co., Inc.	863,536	13,272,548
*	Breeze-Eastern Corp.	67,371	789,925
#	Briggs & Stratton Corp.	1,942,465	28,651,359
* #	Builders FirstSource, Inc.	140,017	1,024,924
*	Butler International, Inc.	79,500	59,625
#	C&D Technologies, Inc.	773,400	4,779,612
	CDI Corp.	14,347	408,890
	Champion Industries, Inc.	275,886	1,343,565
*	Channell Commercial Corp.	23,536	28,243
	Chicago Rivet & Machine Co.	12,225	275,674
	CIRCOR International, Inc.	401,049	21,420,027
*	Comforce Corp.	41,900	85,895
*	Commercial Vehicle Group, Inc.	499,863	6,968,090
*	Competitive Technologies, Inc.	2,491	7,398
	CompX International, Inc.	44,668	301,062
* #	Continental Airlines, Inc.	654,667	9,433,751
*	Cornell Companies, Inc.	426,348	9,481,980
*	Corrpro Companies, Inc.	85,375	116,537
*	Covenant Transport Group Class A	385,887	1,829,104
*	CPI Aerostructures, Inc.	27,313	215,500
*	Devcon International Corp.	51,420	77,130
* #	Distributed Energy Systems Corp.	548,664	279,928
*	Dollar Thrifty Automotive Group, Inc.	878,400	12,297,600
*	Ducommun, Inc.	280,879	8,895,438
#	Eastern Co.	29,200	480,486
	Ecology & Environment, Inc. Class A	39,786	451,571
	Electro Rent Corp.	596,057	8,416,325
#	Encore Wire Corp.	61,053	1,382,850
*	EnerSys	1,393,240	43,483,020
	Ennis, Inc.	590,028	11,145,629
*	EnPro Industries, Inc.	493,890	19,804,989

17

	Espey Manufacturing & Electronics Corp.	8,341	189,341
*	Esterline Technologies Corp.	1,050,323	65,046,503
* #	ExpressJet Holdings, Inc.	1,756,460	3,565,614
	Federal Signal Corp.	1,107,814	14,933,333
*	First Advantage Corp.	17,718	355,600
*	First Aviation Services, Inc.	8,900	14,285
* #	Flanders Corp.	2,398	17,170
* #	Frontier Airlines Holdings, Inc.	1,128,414	265,177
	Frozen Food Express Industries, Inc.	564,349	4,458,357
*	Furmanite Corp.	88,995	807,185
	G & K Services, Inc. Class A	817,408	28,601,106
	GATX Corp.	352,157	17,364,862
* #	Gehl Co.	422,896	6,766,336
*	GP Strategies Corp.	185,682	1,849,393
#	Greenbrier Companies, Inc.	308,336	8,093,820
* #	Griffon Corp.	612,782	5,539,549
	Hardinge, Inc.	242,954	3,413,504
*	Hawaiian Holdings, Inc.	106,978	783,079
*	Henry Bros. Electronics, Inc.	1,100	7,040
*	Herley Industries, Inc.	476,578	7,658,617
*	Hudson Highland Group, Inc.	23,694	296,886
* #	Hudson Technologies, Inc.	38,600	127,380
*	Huttig Building Products, Inc.	376,121	880,123
*	ICT Group, Inc.	17,053	180,762
	IKON Office Solutions, Inc.	3,449,107	41,699,704
*	Industrial Distribution Group, Inc.	305,175	3,686,514
*	Innotrac Corp.	107,590	440,043
* #	Insituform Technologies, Inc. Class A	250,256	4,614,721
*	International Shipholding Corp.	172,436	4,100,528
*	Intersections, Inc.	181,976	1,706,935
* #	JetBlue Airways Corp.	229,279	910,238
*	JPS Industries, Inc.	42,300	302,445
*	Kadant, Inc.	412,260	11,019,710
	Kaman Corp. Class A	533,223	13,810,476
*	Kansas City Southern	347,415	17,356,853
	Kelly Services, Inc. Class A	1,109,612	23,301,852
*	Key Technology, Inc.	30,303	1,108,181
*	Kforce, Inc.	120,684	1,116,327
	L.S. Starrett Co. Class A	105,709	2,408,051
*	LECG Corp.	85,305	861,581
*	LGL Group, Inc.	11,967	87,359
*	Lydall, Inc.	486,300	7,459,842
* #	M&F Worldwide Corp.	556,176	19,905,539
*	Mac-Gray Corp.	319,000	3,355,880
*	Magnetek, Inc.	831,737	3,742,817
*	MAIR Holdings, Inc.	593,484	2,492,633
*	Marten Transport, Ltd.	656,904	11,771,720
* # ●	MCSi, Inc.	1,500	—
*	Meadow Valley Corp.	1,420	14,882
* #	Medialink Worldwide, Inc.	164,396	167,684
*	Merrimac Industries, Inc.	50,726	352,546
* #	Mesa Air Group, Inc.	1,086,146	782,025
* #	Milacron, Inc.	112,476	143,969
*	Miller Industries, Inc.	26,738	299,198
*	Misonix, Inc.	194,882	701,575

18

* #	Mobile Mini, Inc.	410,237	9,915,428
*	Modtech Holdings, Inc.	452,314	99,419
*	Moore Handley, Inc.	2,000	4,600
*	MTC Technologies, Inc.	42,243	1,006,651
#	Mueller Water Products, Inc.	273,938	2,774,992
	Mueller Water Products, Inc. Class B	426,024	4,217,638
	NACCO Industries, Inc. Class A	133,620	11,606,233
*	Nashua Corp.	136,836	1,291,732
*	National Patent Development Corp.	230,265	529,610
*	National Technical Systems, Inc.	169,871	942,784
*	NCI Building Systems, Inc.	273,000	8,528,520
*	P.A.M. Transportation Services, Inc.	132,971	1,949,355
*	Paragon Technologies, Inc.	3,056	19,986
*	Park-Ohio Holdings Corp.	209,345	3,144,362
*	Patrick Industries, Inc.	139,779	1,014,796
*	PGT, Inc.	79,400	243,758
* #	PHH Corp.	1,858,710	34,999,509
* #	Plug Power, Inc.	998,473	3,135,205
	Portec Rail Products, Inc.	1,806	21,943
#	Preformed Line Products Co.	62,400	3,152,448
* #	Protection One, Inc.	43,556	370,662
	Providence & Worcester Railroad Co.	61,097	1,221,940
* #	Quanta Services, Inc.	1,946,548	62,367,398
*	RCM Technologies, Inc.	243,572	1,052,231
#	Regal-Beloit Corp.	992,313	46,142,555
*	Republic Airways Holdings, Inc.	1,429,215	17,407,839
*	Rush Enterprises, Inc. Class A	861,983	13,946,885
*	Rush Enterprises, Inc. Class B	266,810	4,012,822
*	Saia, Inc.	486,632	6,769,051
	Schawk, Inc.	36,300	607,662
* #	School Specialty, Inc.	759,065	23,827,050
	Servidyne, Inc.	20,194	122,981
	Servotronics, Inc.	1,140	18,115
*	SIFCO Industries, Inc.	47,144	605,800
	Skywest, Inc.	1,624,941	25,121,588
*	SPACEHAB, Inc.	8,254	4,870
*	Sparton Corp.	211,914	974,804
* #	Spherion Corp.	2,012,589	10,123,323
	Standex International Corp.	314,340	6,491,121
	Supreme Industries, Inc.	174,451	812,942
	Sypris Solutions, Inc.	544,737	2,445,869
*	SYS Technologies	1,800	4,410
*	TeamStaff, Inc.	19,325	44,448
	Technology Research Corp.	167,069	501,207
	Tecumseh Products Co. Class A	439,770	15,352,371
*	Tecumseh Products Co. Class B	23,161	700,620
	Todd Shipyards Corp.	80,514	1,178,725
*	Trailer Bridge, Inc.	104,164	643,734
* #	TRC Companies, Inc.	681,088	3,528,036
#	Tredegar Industries, Inc.	1,297,386	18,954,809
* #	Trex Co., Inc.	22,891	256,379
#	Trinity Industries, Inc.	1,589,125	64,915,756
	Triumph Group, Inc.	459,880	28,599,937
* #	TRM Corp.	352,024	88,006
*	Tufco Technologies, Inc.	23,654	156,116

19

*	United Rentals, Inc.	1,607,301	33,094,328
#	Universal Forest Products, Inc.	440,446	14,944,333
*	USA Truck, Inc.	223,981	2,862,477
* #	Valence Technology, Inc.	4,800	19,440
*	Valpey Fisher Corp.	10,689	44,359
	Viad Corp.	226,414	7,467,134
*	Volt Information Sciences, Inc.	493,700	7,385,752
#	Wabash National Corp.	862,364	7,399,083
#	Watts Water Technologies, Inc.	895,016	25,382,654
*	WCA Waste Corp.	527,219	2,904,977
#	Werner Enterprises, Inc.	3,053,601	57,835,203
*	Westaff, Inc.	309,665	631,717
*	Willis Lease Finance Corp.	200,479	2,209,279
*	YRC Worldwide, Inc.	3,001	52,397
Total Industrials			1,360,203,617

Information Technology — (13.8%)
*	3Com Corp.	2,915,804	7,347,826
*	Access Integrated Technologies, Inc.	2,633	5,661
*	Acorn Factor, Inc.	89,400	578,418
*	Actel Corp.	841,419	14,430,336
*	ActivIdentity Corp.	1,463,921	4,157,536
*	Adaptec, Inc.	4,004,457	12,934,396
*	Aehr Test Systems	19,132	167,214
*	Aetrium, Inc.	69,448	217,372
	Agilysys, Inc.	898,934	9,384,871
* ,	Allen Organ Co.	4,900	44,529
	Alliance Semiconductor Corp.	574,401	545,681
*	Allied Motion Technologies, Inc.	44,400	241,092
*	Analysts International Corp.	536,181	932,955
*	Anaren, Inc.	519,340	6,756,613
* #	Applied Digital Solutions, Inc.	478,670	406,870
*	Applied Micro Circuits Corp.	2,438,518	23,921,862
*	Aspen Technology, Inc.	326,227	4,697,669
*	Astea International, Inc.	12,900	44,892
	Astro-Med, Inc.	83,389	833,890
* #	Atari, Inc.	856	1,404
*	Authentidate Holding Corp.	52,694	26,874
*	Autobytel, Inc.	1,304,135	2,177,905
* #	Avanex Corp.	340,897	402,258
* #	Avid Technology, Inc.	757,409	16,253,997
*	Aviza Technology, Inc.	108,403	58,538
*	Avocent Corp.	602,971	11,896,618
*	Aware, Inc.	494,232	1,789,120
*	Axcelis Technologies, Inc.	3,309,575	18,897,673
*	AXT, Inc.	632,838	2,923,712
* #	BearingPoint, Inc.	2,499,894	3,399,856
	Bel Fuse, Inc. Class B	34,783	910,967
*	Bell Industries, Inc.	158,363	34,048
*	Bell Microproducts, Inc.	938,970	2,488,271
*	Benchmark Electronics, Inc.	2,360,988	41,954,757
	Black Box Corp.	642,132	18,429,188
*	Blonder Tongue Laboratories, Inc.	22,100	26,741
	Bogen Communications International, Inc.	43,800	206,955
*	Bookham, Inc.	641,838	1,302,931

20

* #	Borland Software Corp.	2,221,652	3,132,529
*	Brooks Automation, Inc.	3,241,568	33,031,578
*	CalAmp Corp.	787,034	1,975,455
*	California Micro Devices Corp.	487,048	1,738,761
*	CallWave, Inc.	384,895	935,295
*	Captaris, Inc.	641,918	2,798,762
*	Cascade Microtech, Inc.	34,416	270,166
*	Catalyst Semiconductor, Inc.	481,025	2,164,613
*	Catapult Communications Corp.	405,206	2,986,368
*	Centillium Communications, Inc.	100,829	80,663
*	CEVA, Inc.	376,839	3,154,142
*	Ciber, Inc.	1,905,000	13,373,100
*	Ciprico, Inc.	113,410	183,724
*	Clarus Corp.	371,800	2,230,800
*	Clearfield, Inc.	154,000	231,000
	CLST Holdings, Inc.	370,669	135,294
*	CMGI, Inc.	768,079	11,505,823
*	Coherent, Inc.	1,114,220	33,727,439
	Cohu, Inc.	592,382	10,135,656
*	Comarco, Inc.	20,234	65,153
# ●	Commerce One, Inc.	55,600	—
	Communications Systems, Inc.	108,994	1,204,384
*	Computer Task Group, Inc.	215,500	1,079,655
* #	Conexant Systems, Inc.	242,930	111,748
*	Credence Systems Corp.	3,318,558	3,584,043
*	CSP, Inc.	84,133	493,861
	CTS Corp.	1,230,500	13,387,840
*	Cyberoptics Corp.	227,687	2,040,076
*	Data I/O Corp.	84,600	498,294
	Dataram Corp.	121,473	394,787
* #	Delphax Technologies, Inc.	72,125	14,425
*	Digi International, Inc.	718,561	6,481,420
*	Digimarc Corp.	363,068	4,033,685
* #	Ditech Networks, Inc.	853,849	2,032,161
*	Dot Hill Systems Corp.	1,490,910	4,472,730
*	DSP Group, Inc.	355,936	2,968,506
*	Dynamics Research Corp.	151,119	1,619,996
* #	Easylink Services International Corp.	48,700	140,256
*	Edgewater Technology, Inc.	304,823	1,566,790
*	EFJ, Inc.	198,233	293,385
*	Electro Scientific Industries, Inc.	917,461	14,495,884
* #	Electroglas, Inc.	461,533	867,682
*	EMS Technologies, Inc.	320,205	8,767,213
*	En Pointe Technologies, Inc.	38,700	91,332
*	Endwave Corp.	161,141	1,102,204
*	Entegris, Inc.	5,110,889	39,302,736
*	Entertainment Distribution Co., Inc.	1,226,432	551,894
*	Entorian Technologies, Inc.	489,193	513,653
* #	EPIQ Systems, Inc.	239,895	3,955,869
*	ePlus, Inc.	245,232	2,918,261
*	ESS Technology, Inc.	752,909	1,204,654
*	Evans & Sutherland Computer Corp.	180,800	168,144
*	Exar Corp.	1,562,642	12,282,366
*	Forgent Networks, Inc.	354,464	194,955
	Frequency Electronics, Inc.	225,170	1,508,639

21

*	FSI International, Inc.	859,162	1,503,534
*	Gerber Scientific, Inc.	514,730	5,152,447
	Gevity HR, Inc.	15,601	116,539
*	Giga-Tronics, Inc.	28,200	38,775
* #	Glu Mobile, Inc.	2,286	11,270
*	GTSI Corp.	303,830	2,336,453
*	Hackett Group, Inc.	49,213	259,845
*	Halifax Corp.	23,500	9,400
*	Harris Stratex Networks, Inc. Class A	55,636	625,349
*	hi/fn, Inc.	403,097	2,039,671
* #	Hutchinson Technology, Inc.	855,715	12,322,296
*	Hypercom Corp.	1,608,400	7,832,908
*	Ibis Technology Corp.	49,840	12,958
*	iGATE Capital Corp.	80,856	691,319
*	Ikanos Communications	395,934	1,409,525
* #	I-many, Inc.	377,500	381,275
	Imation Corp.	1,429,505	37,395,851
*	InFocus Corp.	1,358,287	2,322,671
	InfoSpace, Inc.	1,175,292	10,730,416
	infoUSA, Inc.	66,940	375,533
*	Innovex, Inc.	405,239	303,929
*	Insight Enterprises, Inc.	1,868,356	25,035,970
* #	InsWeb Corp.	22,666	226,660
*	Integrated Silicon Solution, Inc.	723,217	4,411,624
*	Intelligent Systems Corp.	50,985	168,251
*	Intelligroup, Inc.	70,500	119,850
*	International Rectifier Corp.	289,951	6,721,064
*	Internet Brands, Inc.	98,800	700,492
*	Internet Capital Group, Inc.	1,271,297	12,789,248
*	Interwoven, Inc.	1,158,472	15,535,110
*	Intest Corp.	37,677	67,630
*	IntriCon Corp.	61,988	483,506
*	Iomega Corp.	1,516,331	5,822,711
*	iPass, Inc.	785,660	1,689,169
*	IXYS Corp.	293,974	3,427,737
*	Jaco Electronics, Inc.	120,680	155,677
*	JDA Software Group, Inc.	220,546	4,499,138
*	Jupitermedia Corp.	162,824	302,853
	Keithley Instruments, Inc.	36,046	369,111
* #	Kemet Corp.	2,885,784	11,629,710
*	Key Tronic Corp.	238,325	857,970
* #	Keynote Systems, Inc.	440,972	5,953,122
*	Kopin Corp.	357,306	1,082,637
* #	Kratos Defense & Security Solutions, Inc.	441,809	861,528
* #	L-1 Identity Solutions, Inc.	2,821,869	44,585,530
*	Lantronix, Inc.	135,516	116,706
*	Lattice Semiconductor Corp.	3,542,738	12,612,147
*	Leadis Technolgies, Inc.	23,682	39,549
*	LeCroy Corp.	370,268	3,202,818
* #	LightPath Technologies, Inc.	30,600	51,714
*	Lionbridge Technologies, Inc.	280,348	681,246
*	Logic Devices, Inc.	90,700	96,142
*	LogicVision, Inc.	60,000	90,000
*	LookSmart, Ltd.	234,863	1,016,957
*	Loral Space & Communications, Inc.	255,467	4,953,505

22

*	Management Network Group, Inc.	307,249	510,033
#	Marchex, Inc. Class B	21,698	286,848
#	Maximus, Inc.	114,820	4,221,931
*	MDI, Inc.	133,992	61,663
*	MedQuist, Inc.	119,652	1,085,842
*	Mercury Computer Systems, Inc.	606,184	5,376,852
*	Merix Corp.	657,778	1,644,445
	Methode Electronics, Inc.	965,444	11,044,679
*	MKS Instruments, Inc.	2,122,573	50,007,820
*	Moldflow Corp.	2,992	65,824
*	MPS Group, Inc.	3,687,992	42,338,148
* #	MRV Communications, Inc.	653,500	1,163,230
*	MSC. Software Corp.	201,486	2,492,382
*	MTM Technologies, Inc.	5,800	1,682
*	Nanometrics, Inc.	488,438	3,853,776
*	Napster, Inc.	20,300	31,465
*	NetManage, Inc.	81,916	582,423
*	Network Engines, Inc.	18,100	22,987
*	Newport Corp.	1,352,769	18,100,049
*	NMS Communications Corp.	189,400	219,704
*	Nu Horizons Electronics Corp.	549,917	3,162,023
* #	NYFIX, Inc.	464,427	1,843,775
	O.I. Corp.	57,459	673,419
*	Omtool, Ltd.	52,214	151,421
	Openwave Systems, Inc.	1,190,109	2,356,416
*	Oplink Communications, Inc.	374,804	4,152,828
*	OPTi, Inc.	164,800	458,144
*	Optical Cable Corp.	113,924	718,860
*	OSI Systems, Inc.	266,734	6,724,364
*	Overland Storage, Inc.	364,605	382,835
*	Packeteer, Inc.	22,015	156,307
* #	Palm, Inc.	2,519,704	15,269,406
*	PAR Technology Corp.	106,202	998,299
*	PC Connection, Inc.	696,724	7,587,324
	PC-Tel, Inc.	644,360	6,372,720
	Pegasystems, Inc.	294,550	3,628,856
*	Perceptron, Inc.	90,617	785,649
*	Performance Technologies, Inc.	251,253	1,391,942
*	Pericom Semiconductor Corp.	499,405	9,358,850
* #	Perot Systems Corp.	136,400	2,253,328
*	Pervasive Software, Inc.	525,323	2,453,258
*	Photon Dynamics, Inc.	567,549	7,219,223
*	Photronics, Inc.	1,451,416	13,033,716
* #	Planar Systems, Inc.	514,003	1,706,490
* #	PlanetOut, Inc.	39,420	108,799
*	PLATO Learning, Inc.	548,538	1,442,655
* #	Powerwave Technologies, Inc.	3,343,718	13,475,184
* ●	Price Communications Liquidation Trust	1,498,306	204,639
	Qualstar Corp.	50,407	150,717
*	Quantum Corp.	1,258,685	2,152,351
*	QuickLogic Corp.	393,317	806,300
*	Rackable Systems, Inc.	646,126	8,826,081
* #	RadiSys Corp.	448,959	4,503,059
*	RealNetworks, Inc.	2,364,748	17,262,660
	REMEC, Inc.	491,423	589,708

23

*	RF Micro Devices, Inc.	277,601	1,110,404
* #	RF Monolithics, Inc.	42,940	94,468
	Richardson Electronics, Ltd.	462,088	2,610,797
*	Rudolph Technologies, Inc.	995,434	10,014,066
*	S1 Corp.	1,563,819	10,227,376
*	Safeguard Scientifics, Inc.	2,532,791	3,495,252
*	Sanmina-SCI Corp.	594,983	892,475
* #	SatCon Technology Corp.	94,200	271,296
*	SCM Microsystems, Inc.	378,413	1,123,887
*	Seachange International, Inc.	918,972	7,223,120
*	Secure Computing Corp.	2,132,854	11,368,112
*	Selectica, Inc.	884,002	1,246,443
*	SI International, Inc.	276,275	6,768,738
*	Sigmatron International, Inc.	16,500	98,835
*	Silicon Storage Technology, Inc.	3,391,171	11,021,306
*	Skyworks Solutions, Inc.	6,034,870	62,340,207
	Soapstone Networks, Inc.	262,500	1,399,125
* #	Sonic Foundry, Inc.	22,300	15,164
*	SonicWALL, Inc.	1,261,137	10,089,096
*	Spectrum Control, Inc.	232,791	2,120,726
	StarTek, Inc.	204,895	1,772,342
* #	SteelCloud, Inc.	5,800	7,366
*	SumTotal Systems, Inc.	1,297	6,031
*	Sunair Electronics, Inc.	21,572	59,107
*	Sunrise Telecom, Inc.	187,300	243,490
*	SupportSoft, Inc.	610,381	2,276,721
*	Sycamore Networks, Inc.	6,876,235	23,310,437
*	Symmetricom, Inc.	703,014	2,959,689
* #	SYNNEX Corp.	1,057,645	26,282,478
	Taitron Components, Inc.	6,400	9,120
*	Tech Data Corp.	668,192	24,449,145
*	Technical Communications Corp.	6,200	40,610
*	Technology Solutions Co.	69,968	362,434
*	TechTeam Global, Inc.	244,460	2,432,377
*	TeleCommunication Systems, Inc.	98,800	520,676
*	Telular Corp.	62,939	228,469
*	Tessco Technologies, Inc.	31,608	402,054
*	ThinkEngine Networks, Inc.	12,500	1,625
*	Tier Technologies, Inc. Class B	581,598	4,827,263
*	TII Network Technologies, Inc.	96,200	182,780
*	Tollgrade Communications, Inc.	434,190	2,309,891
* #	Track Data Corp.	83,172	212,089
*	Transcat, Inc.	58,700	393,290
*	Trans-Lux Corp.	9,271	36,157
*	Triquint Semiconductor, Inc.	3,859,344	25,703,231
	TSR, Inc.	29,879	106,668
*	TTM Technologies, Inc.	75,708	1,102,308
*	Tumbleweed Communications Corp.	36,400	67,340
*	Ulticom, Inc.	208,419	1,646,510
* #	UTStarcom, Inc.	878,226	4,215,485
*	Vicon Industries, Inc.	100,950	484,560
*	Vignette Corp.	901,990	11,680,771
*	Virage Logic Corp.	59,785	395,777
*	Vishay Intertechnology, Inc.	668,149	6,734,942
* #	Vitesse Semiconductor, Inc.	6,500	4,355

24

* #	Vyyo, Inc.	29,614	5,923
*	Website Pros, Inc.	228,094	1,872,652
*	Westell Technologies, Inc.	297,223	422,057
*	White Electronics Designs Corp.	752,684	3,484,927
*	Winland Electronics, Inc.	37,800	65,772
*	Wireless Telecom Group, Inc.	255,888	337,772
*	WPCS International, Inc.	39,851	282,544
* #	Zhone Technologies, Inc.	619,202	594,434
*	ZILOG, Inc.	7,584	29,881
*	Zones, Inc.	165,866	1,360,101
*	Zoran Corp.	1,358,076	19,868,652
*	Zygo Corp.	377,130	4,514,246
Total Information Technology			1,332,571,222

Materials — (5.5%)
	A. Schulman, Inc.	1,000,791	22,607,869
*	American Pacific Corp.	135,948	2,304,319
* #	Atlantis Plastics, Inc.	46,200	6,006
*	Buckeye Technologies, Inc.	1,259,277	13,398,707
#	Calgon Carbon Corp.	312,588	5,539,059
*	Caraustar Industries, Inc.	903,028	2,076,964
	Chemtura Corp.	1,109,352	9,684,643
	Chesapeake Corp.	659,906	2,276,676
* #	Coeur d’Alene Mines Corp.	569,855	1,783,646
* #	Continental Materials Corp.	9,500	217,075
*	Core Molding Technologies, Inc.	23,893	175,614
*	Detrex Corp.	12,700	99,060
	Ferro Corp.	1,016,618	19,681,724
	Friedman Industries, Inc.	144,027	900,169
#	Georgia Gulf Corp.	394,889	1,674,329
	Gibraltar Industries, Inc.	924,090	14,905,572
	Glatfelter Co.	1,435,000	22,357,300
*	Graphic Packaging Holding Co.	4,578,347	13,597,691
* #	Headwaters, Inc.	1,021,848	11,107,488
*	Impreso, Inc.	6,400	17,280
#	Louisiana-Pacific Corp.	2,094,729	25,430,010
*	Material Sciences Corp.	428,967	3,307,336
*	Maxxam, Inc.	103,300	2,944,050
#	Minerals Technologies, Inc.	696,999	48,518,100
*	Mod-Pac Corp.	46,051	244,991
	Myers Industries, Inc.	309,588	3,761,494
	Neenah Paper, Inc.	162,255	3,447,919
#	NL Industries, Inc.	344,491	3,961,647
	NN, Inc.	577,796	7,517,126
*	Northern Technologies International Corp.	5,316	78,570
* #	Northwest Pipe Co.	262,442	12,332,150
*	OM Group, Inc.	144,051	6,263,337
	Penford Corp.	67,714	1,475,488
* #	Peoplesupport, Inc.	242,801	2,245,909
*	PolyOne Corp.	3,344,238	25,884,402
	Quaker Chemical Corp.	8,673	277,276
*	Ready Mix, Inc.	10,563	61,265
*	Rock of Ages Corp.	112,493	384,726
	Rock-Tenn Co. Class A	1,100,802	39,287,623
*	Rosetta Resources, Inc.	666,620	17,952,077

25

	Schweitzer-Maudoit International, Inc.	502,000	10,240,800
	Sensient Technologies Corp.	1,029,603	32,381,014
#	Sims Group, Ltd. Sponsored ADR	106,796	3,938,636
	Spartech Corp.	1,120,400	12,066,708
	Stepan Co.	77,044	3,150,329
	Terra Industries, Inc.	1,657,842	72,331,646
	Tronox, Inc. Class A	569,400	2,021,370
	Tronox, Inc. Class B	162,699	538,534
*	U.S. Concrete, Inc.	1,201,854	6,309,734
#	U.S. Energy Corp.	25,300	67,804
* #	U.S. Gold Corp.	920,105	1,987,427
	Vulcan International Corp.	11,100	669,330
	Wausau Paper Corp.	1,534,199	14,574,891
*	Webco Industries, Inc.	9,290	1,216,990
	Wellman, Inc.	658,869	7,577
#	Westlake Chemical Corp.	931,076	16,154,169
*	Williams Industries, Inc.	3,400	5,440
#	Worthington Industries, Inc.	89,569	1,786,006
Total Materials			529,235,092

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	73,300	—
* ●	ePresence, Inc. Escrow Shares	312,600	9,378
* ●	Noel Group, Inc.	95,400	1,431
* ●	Petrocorp, Inc. Escrow Shares	102,600	6,156
* ●	Tripos Escrow Shares	200	48
Total Other			17,013

Telecommunication Services — (0.2%)
	Arbinet-thexchange, Inc.	360,026	1,368,099
*	Cincinnati Bell, Inc.	121,200	510,252
	D&E Communications, Inc.	452,877	4,361,206
*	General Communications, Inc. Class A	32,314	237,831
* #	GoAmerica, Inc.	559	3,818
	IDT Corp.	663,448	2,189,378
#	IDT Corp. Class B	2,150,600	7,677,642
*	LCC International, Inc. Class A	583,015	734,599
* #	Level 3 Communications, Inc.	174,501	598,538
*	Metro One Telecommunications, Inc.	88,279	82,982
* #	Nextwave Wireless, Inc.	98,787	530,486
*	Point.360	73,147	113,378
	SureWest Communications	458,335	4,500,850
*	Xeta Corp.	116,279	372,093
Total Telecommunication Services			23,281,152

Utilities — (0.6%)
	Black Hills Corp.	3	106
	Connecticut Water Services, Inc.	231,566	5,617,791
	Delta Natural Gas Co., Inc.	26,700	788,451
#	Empire District Electric Co.	12,300	253,134
	Energy West, Inc.	2,675	29,158
	Florida Public Utilities Co.	3,399	40,788
*	Maine & Maritimes Corp.	17,504	771,051
#	New Jersey Resources Corp.	551,950	18,385,455
	South Jersey Industries, Inc.	805,182	30,798,212

26

	Southwest Gas Corp.	1,700	53,006
	Unitil Corp.	56,920	1,596,606
	Total Utilities		58,333,758

	TOTAL COMMON STOCKS		8,119,929,153

	PREFERRED STOCKS — (0.0%)
	Health Care — (0.0%)
*	Inverness Medical Innovations, Inc. Series B	9,739	2,522,401

	RIGHTS/WARRANTS — (0.0%)
* ●	CSF Holding, Inc. Litigation Rights	40,500	—
*	Federal-Mogul Corp. Warrants 12/27/14	62,197	93,296
	TOTAL RIGHTS/WARRANTS		93,296

		Face
		Amount
		(000)
	TEMPORARY CASH INVESTMENTS — (0.8%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $105,235,000 FNMA 5.11%(r), 01/01/36 & FNMA 5.15%(r), 09/01/37 valued at $79,454,626) to be repurchased at $78,288,655	$78,276	78,276,000

	SECURITIES LENDING COLLATERAL — (15.2%)
@	Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $1,899,048,413 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 07/01/13 to 05/01/47, valued at $1,345,862,210) to be repurchased at $1,306,918,227	1,306,662	1,306,662,339
@	Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $251,288,849 FNMA, rates ranging from 4.209%(r) to 7.500%, maturities ranging from 09/01/18 to 03/01/38, valued at $170,489,855) to be repurchased at $165,553,724	165,523	165,522,551

	TOTAL SECURITIES LENDING COLLATERAL		1,472,184,890

	TOTAL INVESTMENTS - (100.0%) (Cost $10,335,302,044)		$9,673,005,740

See accompanying Notes to Financial Statements.

27

THE U.S. SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (79.1%)
Consumer Discretionary — (11.5%)
*	1-800-FLOWERS.COM, Inc.	77,320	$640,210
*	4Kids Entertainment, Inc.	39,000	304,200
* #	99 Cents Only Stores	151,680	1,269,562
*	A.C. Moore Arts & Crafts, Inc.	62,700	438,273
#	Aaron Rents, Inc.	126,600	2,834,574
	Aaron Rents, Inc. Class A	10,050	201,301
* #	AbitibiBowater Canada, Inc.	80,238	953,227
*	Acme Communications, Inc.	49,602	74,403
	Acme United Corp.	10,400	145,496
*	Aeropostale, Inc.	120,475	4,209,396
*	AFC Enterprises, Inc.	54,097	540,970
*	Aftermarket Technology Corp.	62,578	1,401,121
	Ah Belo Corp.	38,160	362,520
	Aldila, Inc.	18,033	137,952
*	Alloy, Inc.	44,605	383,603
	Ambassadors Group, Inc.	28,567	530,204
* #	Ambassadors International, Inc.	29,510	186,798
	AMCON Distributing Co.	400	12,520
* #	AMDL, Inc.	28,339	88,701
	American Axle & Manufacturing Holdings, Inc.	151,477	2,815,957
*	American Biltrite, Inc.	3,955	21,752
	American Greetings Corp. Class A	152,700	2,849,382
*	America’s Car-Mart, Inc.	30,685	505,996
#	Ameristar Casinos, Inc.	152,722	2,721,506
*	AnnTaylor Stores Corp.	121,785	3,334,473
#	Arbitron, Inc.	86,399	4,307,854
#	Arctic Cat, Inc.	34,954	276,486
	Ark Restaurants Corp.	12,435	329,527
#	ArvinMeritor, Inc.	203,700	3,049,389
	Asbury Automotive Group, Inc.	121,200	1,996,164
*	Ashworth, Inc.	39,618	127,966
*	Audiovox Corp. Class A	49,850	531,401
* #	Avatar Holdings, Inc.	24,027	833,016
*	Bakers Footwear Group, Inc.	19,612	39,224
*	Ballantyne of Omaha, Inc.	45,721	192,028
*	Bally Technologies, Inc.	49,876	2,244,919
	Barnes & Noble, Inc.	82,223	2,508,624
*	Barry (R.G.) Corp.	31,470	249,557
	Bassett Furniture Industries, Inc.	24,004	287,808
	Beasley Broadcast Group, Inc.	22,457	105,548
#	Beazer Homes USA, Inc.	6,782	47,135
	Bebe Stores, Inc.	176,735	2,020,081
	Belo Corp. Class A	182,300	1,742,788

1

*	Benihana, Inc.	21,047	189,633
*	Benihana, Inc. Class A	25,973	232,199
#	Big 5 Sporting Goods Corp.	38,600	347,014
*	Big Lots, Inc.	2,774	86,160
*	Birks & Mayors, Inc.	1,765	5,754
* #	BJ’s Restaurants, Inc.	74,592	956,269
#	Blockbuster, Inc. Class A	259,934	844,785
*	Blockbuster, Inc. Class B	217,300	556,288
* #	Blue Nile, Inc.	40,600	2,164,386
*	Bluegreen Corp.	83,365	573,551
	Blyth, Inc.	108,900	2,119,194
	Bob Evans Farms, Inc.	101,538	2,955,771
#	Bon-Ton Stores, Inc.	43,414	289,137
	Books-A-Million, Inc.	49,105	368,779
#	Borders Group, Inc.	31,476	193,263
	Bowl America, Inc. Class A	3,765	52,804
*	Broadview Institute, Inc.	200	449
#	Brookfield Homes Corp.	34,300	517,930
	Brown Shoe Company, Inc.	123,375	2,083,804
#	Brunswick Corp.	128,600	1,761,820
*	Buca, Inc.	67,647	33,823
#	Buckle, Inc.	87,100	3,991,793
* #	Buffalo Wild Wings, Inc.	36,884	1,215,328
*	Build-A-Bear-Workshop, Inc.	35,000	320,250
#	Building Materials Holding Corp.	70,842	189,857
* #	Cabela’s, Inc.	173,500	2,402,975
*	Cache, Inc.	48,855	619,970
*	California Coastal Communities, Inc.	35,562	162,518
*	California Pizza Kitchen, Inc.	83,103	1,155,963
	Callaway Golf Co.	209,000	2,654,300
	Canterbury Park Holding Corp.	13,883	131,888
*	Capella Education Co.	25,773	1,672,925
	Carmike Cinemas, Inc.	38,328	318,122
*	Carriage Services, Inc.	56,700	407,106
*	Carrols Restaurant Group, Inc.	8,102	56,228
*	Carter’s, Inc.	168,780	2,514,822
* #	Casual Male Retail Group, Inc.	114,425	467,998
*	Catalina Lighting, Inc.	1,760	3,520
	Cato Corp. Class A	88,250	1,365,227
*	Cavalier Homes, Inc.	56,249	128,810
*	Cavco Industries, Inc.	19,066	730,800
	CBRL Group, Inc.	86,981	2,561,590
*	CEC Entertainment, Inc.	97,077	3,508,363
*	Champion Enterprises, Inc.	219,000	1,828,650
* ●	Championship Auto Racing Teams, Inc.	1,697	—
* #	Charles and Colvard, Ltd.	54,978	73,671
*	Charlotte Russe Holding, Inc.	76,600	1,437,016
* #	Charming Shoppes, Inc.	293,386	1,704,573
* #	Charter Communications, Inc.	1,293,154	2,056,115
* #	Cheesecake Factory, Inc.	168,233	3,369,707
#	Cherokee, Inc.	31,199	849,549
	Christopher & Banks Corp.	97,513	1,097,021
*	Chromcraft Revington, Inc.	5,600	21,672
	Churchill Downs, Inc.	41,093	1,756,315
#	Cinemark Holdings, Inc.	14,200	205,474

2

#	Citadel Broadcasting Co.	354,690	624,254
* #	Citi Trends, Inc.	41,002	910,244
	CKE Restaurants, Inc.	110,400	1,307,136
	Coachmen Industries, Inc.	39,900	121,695
	Coast Distribution System, Inc.	9,251	44,405
	Cobra Electronics Corp.	7,978	26,008
* #	Coinstar, Inc.	79,516	3,029,560
* #	Coldwater Creek, Inc.	98,014	641,012
	Collectors Universe, Inc.	26,472	252,013
#	Columbia Sportswear Co.	70,231	3,077,522
* #	Comstock Homebuilding Companies, Inc.	9,304	5,862
*	Concord Camera Corp.	19,474	66,797
*	Congoleum Corp. Class A	3,200	19
* #	Conn’s, Inc.	69,984	1,208,624
	Cooper Tire & Rubber Co.	175,300	1,924,794
* #	Corinthian Colleges, Inc.	256,698	3,285,734
* #	Cosi, Inc.	45,008	136,824
* #	Cost Plus, Inc.	48,773	157,537
	Courier Corp.	40,626	954,316
* #	Cox Radio, Inc.	102,100	1,301,775
#	CPI Corp.	19,148	433,702
	Craftmade International, Inc.	15,198	99,091
* #	Crown Media Holdings, Inc.	220,135	1,105,078
*	CSK Auto Corp.	93,480	1,077,824
	CSS Industries, Inc.	29,800	878,504
*	Culp, Inc.	34,401	247,687
* #	Cumulus Media, Inc. Class A	139,080	730,170
*	Cybex International, Inc.	57,125	237,069
*	Cycle Country Accessories Corp.	15,600	24,960
*	Daily Journal Corp.	200	8,200
*	Deckers Outdoor Corp.	37,600	5,140,672
	Decorator Industries, Inc.	2,862	8,472
*	dELiA*s, Inc.	46,257	117,955
	Delta Apparel, Inc.	14,180	42,115
*	Design Within Reach, Inc.	44,748	173,622
* #	DG Fastchannel, Inc.	47,812	939,028
*	Diedrich Coffee, Inc.	5,225	12,540
#	Dillards, Inc. Class A	126,978	2,067,202
* #	Directed Electronics, Inc.	7,999	12,318
*	Dixie Group, Inc.	34,700	253,310
* #	Dominion Homes, Inc.	19,818	12,485
* #	Domino’s Pizza, Inc.	89,700	1,207,362
*	Dorman Products, Inc.	35,700	339,150
#	Dover Downs Gaming & Entertainment, Inc.	46,915	409,099
	Dover Motorsports, Inc.	50,312	312,941
* #	Drew Industries, Inc.	62,196	1,367,068
*	drugstore.com, Inc.	262,879	570,447
	DRYCLEAN USA, Inc.	300	340
*	Duckwall-ALCO Stores, Inc.	4,953	65,330
*	E Com Ventures, Inc.	2,175	48,481
	Educational Development Corp.	6,757	40,812
*	Einstein Noah Restaurant Group, Inc.	18,174	255,163
*	ELXSI Corp.	1,800	4,320
*	EMAK Worldwide, Inc.	10,146	6,493
*	Emerson Radio Corp.	84,322	100,343

3

#	Emmis Communications Corp. Class A	94,399	280,365
* #	Enova Systems, Inc.	5,919	25,807
#	Entercom Communications Corp.	93,000	900,240
*	Entravision Communications Corp.	181,517	969,301
* #	Escala Group, Inc.	80,070	234,605
	Escalade, Inc.	18,296	114,350
#	Ethan Allen Interiors, Inc.	92,600	2,596,504
* #	Famous Dave’s of America, Inc.	30,683	278,908
	Federal Screw Works	1,562	9,294
*	Federal-Mogul Corp.	57,900	26,055
	Finish Line, Inc. Class A	91,327	724,223
*	Finlay Enterprises, Inc.	23,300	16,892
*	Fisher Communications, Inc.	4,866	170,894
*	Flanigan’s Enterprises, Inc.	5,680	44,645
* #	Fleetwood Enterprises, Inc.	198,900	827,424
	Flexsteel Industries, Inc.	12,333	141,829
*	Foamex International, Inc.	8,939	5,632
	Foot Locker, Inc.	126,259	1,844,644
	Footstar, Inc.	22,800	96,900
*	Fountain Powerboat Industries, Inc.	9,475	14,402
*	Franklin Covey Co.	58,896	494,137
*	Franklin Electronic Publishers, Inc.	8,700	18,444
*	Frederick’s of Hollywood Group	26,486	52,442
	Fred’s, Inc.	95,150	1,194,132
	Frisch’s Restaurants, Inc.	7,500	204,300
	FTD Group, Inc.	56,600	834,850
*	Fuel Systems Solutions, Inc.	45,301	1,262,992
*	Full House Resorts, Inc.	24,850	54,173
#	Furniture Brands International, Inc.	131,600	1,850,296
*	Gaiam, Inc.	4,800	74,448
*	GameTech International, Inc.	41,660	217,465
* #	Gaming Partners International Corp.	24,086	142,830
* #	Gander Mountain Co.	56,647	237,917
* #	Gaylord Entertainment Co.	39,189	1,113,359
* #	Genesco, Inc.	71,200	2,042,728
* #	Gentek, Inc.	30,283	887,595
*	G-III Apparel Group, Ltd.	50,439	836,783
*	Gottschalks, Inc.	42,902	91,381
	Gray Television, Inc.	122,460	492,289
	Gray Television, Inc. Class A	6,500	34,775
*	Great Wolf Resorts, Inc.	47,459	329,840
#	Group 1 Automotive, Inc.	64,900	1,689,996
* #	GSI Commerce, Inc.	132,322	1,917,346
* #	Gymboree Corp.	87,800	4,051,092
*	Hampshire Group, Ltd.	8,000	60,000
#	Handleman Co.	56,645	62,309
*	Harris Interactive, Inc.	182,695	347,120
#	Harte-Hanks, Inc.	151,183	2,048,530
*	Hartmarx Corp.	95,200	222,768
*	Hastings Entertainment, Inc.	23,020	192,677
#	Haverty Furniture Co., Inc.	43,700	459,724
	Haverty Furniture Co., Inc. Class A	400	4,220
*	Hawk Corp.	21,800	390,656
*	Hayes Lemmerz International, Inc.	274,901	1,077,612
*	Helen of Troy, Ltd.	46,760	835,601

4

* #	Hibbett Sporting Goods, Inc.	92,555	1,945,506
*	Hollywood Media Corp.	113,045	271,308
* #	Home Solutions of America, Inc.	116,900	81,830
	Hooker Furniture Corp.	24,488	494,168
*	Hot Topic, Inc.	58,645	307,886
* #	Hovnanian Enterprises, Inc. Class A	156,220	1,227,889
* #	Iconix Brand Group, Inc.	186,442	2,703,409
#	IHOP Corp.	54,214	2,542,094
	ILX Resorts, Inc.	7,063	21,542
*	Image Entertainment, Inc.	69,502	78,537
*	Infosonics Corp.	41,850	41,850
*	Insignia Systems, Inc.	16,051	31,460
	Interface, Inc. Class A	155,306	2,199,133
*	Interstate Hotels & Resorts, Inc.	81,340	287,130
*	INVESTools, Inc.	185,100	1,484,502
* #	iRobot Corp.	63,139	885,209
* #	Isle of Capri Casinos, Inc.	102,724	703,659
	J. Alexander’s Corp.	16,782	122,341
*	Jack in the Box, Inc.	119,131	2,927,049
#	Jackson Hewitt Tax Service, Inc.	99,300	1,392,186
*	Jaclyn, Inc.	2,235	10,840
*	Jakks Pacific, Inc.	73,275	1,729,290
* #	Jarden Corp.	105,064	1,969,950
*	Jennifer Convertibles, Inc.	17,391	29,999
*	Jo-Ann Stores, Inc.	69,106	1,555,576
	Johnson Outdoors, Inc.	11,400	177,384
	Jones Apparel Group, Inc.	150,360	2,529,055
* #	Jos. A. Bank Clothiers, Inc.	52,650	1,432,080
	Journal Communications, Inc. Class A	62,900	368,594
#	Journal Register Co.	125,500	20,080
#	KB Home	107,600	2,206,876
	Kenneth Cole Productions, Inc. Class A	41,950	654,420
	Kimball International, Inc. Class B	85,110	897,910
* #	Kirkland’s, Inc.	47,014	126,938
*	Knology, Inc.	89,900	1,333,217
*	Kona Grill, Inc.	12,744	109,598
	Koss Corp.	8,781	141,374
* #	Krispy Kreme Doughnuts, Inc.	120,900	429,195
	KSW, Inc.	19,682	95,458
	K-Swiss, Inc. Class A	71,400	1,143,828
	LaCrosse Footwear, Inc.	11,122	153,150
*	Lakeland Industries, Inc.	13,418	167,591
*	Lakes Entertainment, Inc.	64,706	360,412
#	Landry’s Restaurants, Inc.	60,800	997,728
*	Lazare Kaplan International, Inc.	9,600	87,360
#	La-Z-Boy, Inc.	142,730	906,335
* #	Leapfrog Enterprises, Inc.	68,000	561,680
*	Lear Corp.	19,100	491,825
#	Lee Enterprises, Inc.	114,200	776,560
*	Lenox Group, Inc.	38,403	28,034
	Libbey, Inc.	43,100	496,943
	Liberty Homes, Inc. Class A	200	600
*	Liberty Media Holding Corp. Capital Class A	85,904	1,273,097
*	Liberty Media Holding Corp. Capital Class B	993	14,761
* #	LIFE TIME FITNESS, Inc.	93,900	3,757,878

5

#	Lifetime Brands, Inc.	37,398	262,160
*	Lin TV Corp.	81,500	745,725
*	Lincoln Educational Services	49,165	610,629
#	Lithia Motors, Inc. Class A	41,997	286,840
*	Live Nation, Inc.	187,226	2,836,474
*	LKQ Corp.	153,869	3,409,737
* #	Lodgenet Entertainment Corp.	65,134	424,022
*	Lodgian, Inc.	72,006	648,054
*	LOUD Technologies, Inc.	2,380	11,591
*	Luby’s, Inc.	75,700	535,199
#	M/I Homes, Inc.	31,200	535,704
*	Mace Security International, Inc.	45,800	81,066
*	Magna Entertainment Corp.	17,200	7,396
*	Maidenform Brands, Inc.	67,100	1,009,184
#	Marine Products Corp.	106,073	866,616
* #	MarineMax, Inc.	52,275	511,772
* #	Martha Stewart Living Omnimedia, Inc.	78,000	675,480
	Matthews International Corp. Class A	95,367	4,540,423
*	Max & Erma’s Restaurants, Inc.	6,810	26,559
*	McCormick & Schmick’s Seafood Restaurants, Inc.	2,512	23,914
	McRae Industries, Inc. Class A	2,500	42,250
	MDC Holdings, Inc.	67,500	2,742,525
*	Meade Instruments Corp.	49,732	67,138
#	Media General, Inc. Class A	65,700	1,001,268
* #	Mediacom Communications Corp.	234,136	1,453,985
* #	Meritage Homes Corp.	52,600	909,980
*	Midas, Inc.	44,590	714,332
	Modine Manufacturing Co.	91,395	1,438,557
	Monaco Coach Corp.	81,750	374,415
*	Monarch Casino & Resort, Inc.	54,679	757,304
	Monro Muffler Brake, Inc.	61,434	1,138,372
* #	Morgans Hotel Group	66,800	859,716
*	Morgan’s Foods, Inc.	800	4,460
*	Morton’s Restaurant Group, Inc.	17,500	142,625
*	Mothers Work, Inc.	15,354	186,705
*	Motorcar Parts of America, Inc.	2,400	17,016
	Movado Group, Inc.	56,300	1,238,600
* #	MTR Gaming Group, Inc.	82,351	444,695
* #	Multimedia Games, Inc.	82,781	450,329
*	Nathan’s Famous, Inc.	18,305	259,382
	National CineMedia, Inc.	54,712	1,088,769
*	National Lampoon, Inc.	15,000	30,000
	National Presto Industries, Inc.	7,119	474,766
*	Nature Vision, Inc.	500	687
#	Nautilus Group, Inc.	94,300	634,639
*	Navarre Corp.	78,760	139,405
* #	Netflix, Inc.	204,982	6,223,254
*	Nevada Gold & Casinos, Inc.	35,850	41,227
	New Frontier Media, Inc.	72,664	369,860
*	New Motion, Inc.	32,688	143,173
*	New York & Co., Inc.	84,500	706,420
*	Nitches, Inc.	2,592	3,033
*	Nobel Learning Communities, Inc.	15,625	214,062
	Nobility Homes, Inc.	13,693	232,781
	Noble International, Ltd.	49,485	281,570

6

*	NTN Communications, Inc.	127,793	58,785
#	Nutri/System, Inc.	66,674	1,368,150
	OfficeMax, Inc.	39,000	845,520
*	Orange 21, Inc.	1,559	5,612
#	Orleans Homebuilders, Inc.	58,200	274,704
	O’Charleys, Inc.	66,446	737,551
*	Outdoor Channel Holdings, Inc.	72,000	569,520
* #	Overstock.com, Inc.	68,760	1,737,565
	Oxford Industries, Inc.	49,400	1,350,596
*	P & F Industries, Inc. Class A	3,000	13,470
* #	P.F. Chang’s China Bistro, Inc.	69,036	1,834,977
*	Pacific Sunwear of California, Inc.	193,820	1,841,290
* #	Palm Harbor Homes, Inc.	68,721	520,218
* #	Panera Bread Co.	59,025	3,065,758
*	Papa John’s International, Inc.	90,962	2,677,012
*	PC Mall, Inc.	35,617	460,884
	Penske Automotive Group, Inc.	105,531	2,204,543
*	Perry Ellis International, Inc.	38,400	1,046,784
* #	PetMed Express, Inc.	68,565	956,482
*	Phoenix Footwear Group, Inc.	18,100	29,865
	Pier 1 Imports, Inc.	254,958	1,838,247
*	Pinnacle Entertainment, Inc.	126,300	1,751,781
*	Playboy Enterprises, Inc. Class A	5,400	32,292
*	Playboy Enterprises, Inc. Class B	82,400	493,576
* #	PokerTek, Inc.	11,600	30,160
#	Polaris Industries, Inc.	79,500	3,793,740
*	Pomeroy IT Solutions, Inc.	37,837	226,644
* #	Premier Exhibitions, Inc.	74,041	365,763
#	Pre-Paid Legal Services, Inc.	41,550	1,744,684
#	PRIMEDIA, Inc.	132,856	755,951
* #	Princeton Review, Inc.	85,556	657,070
* #	Progressive Gaming International Corp.	109,830	159,253
*	Proliance International, Inc.	46,849	49,191
*	QEP Co., Inc.	10,314	72,095
*	Quaker Fabric Corp.	41,650	416
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	142,596	346,508
*	Quiksilver, Inc.	333,600	2,848,944
*	Radio One, Inc. Class D	259,749	303,906
	RadioShack Corp.	153,194	2,244,292
*	Rainmaker Systems, Inc.	51,489	203,382
*	RC2 Corp.	62,591	1,208,632
	RCN Corp.	114,504	1,386,643
*	Reading International, Inc. Class A	21,949	205,004
*	Reading International, Inc. Class B	1,060	10,944
*	Red Lion Hotels Corp.	58,900	511,252
* #	Red Robin Gourmet Burgers, Inc.	45,949	1,544,346
* #	RedEnvelope, Inc.	27,448	220
*	Regent Communications, Inc.	107,377	105,229
	Regis Corp.	139,100	4,220,294
*	Rent-A-Center, Inc.	95,445	2,002,436
*	Rentrak Corp.	31,013	432,631
*	Restoration Hardware, Inc.	116,431	461,067
*	Retail Ventures, Inc.	133,489	744,869
*	Rex Stores Corp.	22,800	383,040
*	Rick’s Cabaret International, Inc.	10,600	228,324

7

* #	Riviera Holdings Corp.	10,000	162,000
*	Rockford Corp.	25,270	30,324
*	Rocky Brands, Inc.	16,191	94,879
*	Rubio’s Restaurants, Inc.	31,595	161,766
	Ruby Tuesday, Inc.	105,400	788,392
	Russ Berrie & Co., Inc.	52,904	639,609
* #	Ruth’s Chris Steak House, Inc.	43,700	308,522
	Ryland Group, Inc.	59,169	1,644,898
*	S&K Famous Brands, Inc.	2,100	8,610
*	Saga Communications, Inc. Class A	53,625	252,037
	Salem Communications Corp.	57,369	141,701
* #	Sally Beauty Holdings, Inc.	125,528	946,481
	Sauer-Danfoss, Inc.	133,499	4,163,834
*	Schieb (Earl), Inc.	2,200	5,511
*	Scholastic Corp.	119,733	3,723,696
#	Sealy Corp.	82,205	511,315
	Shiloh Industries, Inc.	51,278	508,678
*	Shoe Carnival, Inc.	31,379	458,133
* #	Shuffle Master, Inc.	92,674	578,286
*	Silverleaf Resorts, Inc.	16,000	34,560
	Sinclair Broadcast Group, Inc. Class A	144,300	1,294,371
* #	Six Flags, Inc.	190,705	390,945
*	Skechers U.S.A., Inc. Class A	87,900	2,113,995
	Skyline Corp.	25,300	676,016
* #	Smith & Wesson Holding Corp.	115,471	666,268
	Sonesta International Hotels Corp. Class A	1,100	29,975
	Sonic Automotive, Inc.	87,400	1,630,010
* #	Sonic Corp.	249,402	4,783,530
#	Sotheby’s Class A	101,900	2,732,958
* #	Source Interlink Companies, Inc.	137,152	163,211
* #	Spanish Broadcasting System, Inc.	109,363	154,202
*	SPAR Group, Inc.	2,083	2,104
#	Spartan Motors, Inc.	90,525	817,441
	Speedway Motorsports, Inc.	86,930	2,215,846
*	Sport Chalet, Inc. Class A	4,625	19,656
*	Sport Chalet, Inc. Class B	3,666	14,884
	Sport Supply Group, Inc.	29,400	306,054
*	Sport-Haley, Inc.	2,900	6,220
	Stage Stores, Inc.	121,280	1,638,493
*	Stamps.com, Inc.	60,523	883,636
	Standard Motor Products, Inc.	52,400	445,400
#	Standard Pacific Corp.	137,000	430,180
	Stanley Furniture, Inc.	8,638	102,447
	Star Buffet, Inc.	2,700	13,905
	Stein Mart, Inc.	104,907	605,313
*	Steinway Musical Instruments, Inc.	19,700	540,765
*	Steven Madden, Ltd.	55,999	1,147,420
#	Stewart Enterprises, Inc.	259,599	1,791,233
*	Stoneridge, Inc.	55,359	926,156
	Strattec Security Corp.	10,672	402,334
	Sturm Ruger & Co., Inc.	73,500	561,540
*	Sun-Times Media Group, Inc. Class A	208,500	93,825
#	Superior Industries International, Inc.	74,500	1,531,720
	Superior Uniform Group, Inc.	7,900	71,021
	Syms Corp.	25,400	408,178

8

* #	Syntax-Brillian Corp.	202,787	162,189
#	Systemax, Inc.	110,668	2,144,746
*	Talon International, Inc.	13,500	2,835
	Tandy Brand Accessories, Inc.	14,300	65,637
*	Tandy Leather Factory, Inc.	34,562	110,771
* #	Tarragon Corp.	19,154	39,266
*	Tarrant Apparel Group	77,437	50,334
#	Tempur-Pedic International, Inc.	80,300	862,422
*	Tenneco Automotive, Inc.	126,800	3,040,664
* #	Texas Roadhouse, Inc.	132,348	1,459,798
* #	The Children’s Place Retail Stores, Inc.	78,883	2,715,153
*	The Dress Barn, Inc.	177,904	2,752,175
*	The Hallwood Group, Inc.	456	29,923
	The Marcus Corp.	61,100	1,052,753
	The Pep Boys - Manny, Moe & Jack	151,100	1,356,878
*	The Sports Club Co., Inc.	19,000	21,850
* #	The Steak n Shake Co.	79,818	540,368
* #	The Walking Co. Holdings, Inc.	7,926	43,395
#	Thor Industries, Inc.	80,578	2,172,383
*	Timberland Co. Class A	172,100	3,168,361
* #	TiVo, Inc.	276,926	2,328,948
*	Tractor Supply Co.	72,756	2,486,073
*	Trans World Entertainment Corp.	72,646	195,418
	Triarc Companies, Inc. Class A	58,090	426,961
	Triarc Companies, Inc. Class B	86,263	606,429
*	Triple Crown Media, Inc.	16,355	12,103
* #	True Religion Apparel, Inc.	66,407	1,678,769
* #	Trump Entertainment Resorts, Inc.	76,349	267,221
* #	Tuesday Morning Corp.	65,248	337,985
	Tupperware Corp.	138,600	5,308,380
*	Tween Brands, Inc.	90,400	1,795,344
*	Under Armour, Inc. Class A	43,700	1,564,460
*	Unifi, Inc.	165,634	495,246
	Unifirst Corp.	39,726	1,906,848
*	Universal Electronics, Inc.	42,153	1,071,529
* #	Universal Technical Institute, Inc.	79,520	1,027,398
* #	Vail Resorts, Inc.	52,482	2,613,079
* #	Valassis Communications, Inc.	135,500	2,153,095
	Value Line, Inc.	19,795	782,892
*	ValueVision Media, Inc. Class A	108,145	476,919
* #	VCG Holding Corp.	53,110	241,119
	Virco Manufacturing Corp.	31,531	157,655
	Visteon Corp.	357,700	1,445,108
*	Volcom, Inc.	47,921	1,213,839
*	Voyager Learning Co.	72,800	425,880
*	Warnaco Group, Inc.	140,517	6,771,514
#	Warner Music Group Corp.	203,903	1,833,088
*	Waxman Industries, Inc.	600	3,960
* #	WCI Communities, Inc.	105,700	200,830
*	Wells-Gardner Electronics Corp.	31,749	53,338
*	West Marine, Inc.	53,968	242,856
*	Westwood One, Inc.	235,700	403,047
*	Wet Seal, Inc. Class A	214,194	959,589
	Weyco Group, Inc.	5,955	171,325
*	Williams Controls, Inc.	10,571	146,831

9

*	Wilsons The Leather Experts, Inc.	111,210	15,569
*	Winmark Corp.	14,552	251,022
#	Winnebago Industries, Inc.	89,434	1,334,355
* #	WisdomTree Investments, Inc.	4,500	11,925
*	WMS Industries, Inc.	150,494	5,574,298
#	Wolverine World Wide, Inc.	154,100	4,424,211
*	Woodbridge Holdings Corp.	21,021	35,946
#	World Wrestling Entertainment, Inc.	66,600	1,108,890
* #	WorldSpace, Inc. Class A	17,300	27,853
* #	Xanadoo Co.	170	59,500
#	Xerium Technologies, Inc.	57,595	268,969
*	Young Broadcasting, Inc. Class A	64,811	11,666
* #	Zale Corp.	138,600	3,018,708
* #	Zumiez, Inc.	57,177	1,198,430
Total Consumer Discretionary			446,076,830

Consumer Staples — (3.4%)
#	Alico, Inc.	21,230	847,714
*	Alliance One International, Inc.	281,116	1,689,507
#	American Italian Pasta Co.	51,300	466,830
#	Andersons, Inc.	52,910	2,241,268
	Arden Group, Inc. Class A	100	11,730
*	Atlantic Premium Brands, Ltd.	1,900	1,719
*	B&G Foods, Inc.	7,500	72,900
* #	Bare Escentuals, Inc.	138,753	2,783,385
* #	BJ’s Wholesale Club, Inc.	61,600	2,432,584
*	Boston Beer Co., Inc. Class A	28,200	1,121,796
*	Bridgford Foods Corp.	11,450	76,371
*	Cagle’s, Inc. Class A	4,012	23,671
	Calavo Growers, Inc.	40,081	587,587
#	Cal-Maine Foods, Inc.	62,165	1,939,548
* #	Caribou Coffee Co.	7,923	16,955
	Casey’s General Stores, Inc.	144,377	3,160,413
	CCA Industries, Inc.	19,366	170,033
* #	Central European Distribution Corp.	99,339	7,088,831
*	Central Garden & Pet Co.	62,500	500,000
*	Central Garden & Pet Co. Class A	125,043	932,821
* #	Chattem, Inc.	57,484	3,576,080
#	Chiquita Brands International, Inc.	136,796	3,329,615
	Coca-Cola Bottling Co. Consolidated	19,497	1,008,385
	Coffee Holding Co, Inc.	800	1,788
*	Collective Brands, Inc.	6,300	71,379
*	Cuisine Solutions, Inc.	53,122	114,744
*	Darling International, Inc.	232,000	3,737,520
	Del Monte Foods Co.	80,270	699,152
	Diamond Foods, Inc.	39,286	805,363
*	Elizabeth Arden, Inc.	79,400	1,191,794
	Farmer Brothers Co.	31,056	740,686
	Flowers Foods, Inc.	249,505	7,018,576
#	Gatehouse Media, Inc.	39,600	165,924
*	Glacier Water Services, Inc.	3,500	171,500
	Golden Enterprises, Inc.	15,400	36,190
#	Great Atlantic & Pacific Tea, Inc.	144,217	3,595,330
* #	Green Mountain Coffee, Inc.	65,866	2,842,777
	Griffin Land & Nurseries, Inc. Class A	2,471	85,941

10

*	Hain Celestial Group, Inc.	112,695	3,242,235
*	IGI Labratories, Inc.	934	2,326
#	Imperial Sugar Co.	24,520	355,540
	Ingles Market, Inc. Class A	35,759	871,089
*	Integrated Biopharma, Inc.	40,600	107,184
	Inter Parfums, Inc.	57,748	1,453,517
	J & J Snack Foods Corp.	53,017	1,540,144
*	Katy Industries, Inc.	11,399	14,249
	Lancaster Colony Corp.	90,332	2,960,180
	Lance, Inc.	88,574	1,852,082
* #	Lifeway Foods, Inc.	50,214	649,267
#	Longs Drug Stores Corp.	97,300	4,613,966
#	Mannatech, Inc.	76,900	486,008
*	Maui Land & Pineapple Co., Inc.	22,028	636,169
* #	Medifast, Inc.	37,600	219,960
#	MGP Ingredients, Inc.	49,422	365,723
*	Monterey Pasta Co.	54,187	133,842
#	Nash Finch Co.	36,740	1,404,938
	National Beverage Corp.	132,479	994,917
*	Natural Alternatives International, Inc.	20,009	157,071
* #	Natural Health Trends Corp.	18,077	26,573
	Nature’s Sunshine Products, Inc.	35,884	287,072
*	NBTY, Inc.	45,800	1,495,828
	Nu Skin Enterprises, Inc. Class A	189,300	3,244,602
	Oil-Dri Corp. of America	11,323	194,189
*	Omega Protein Corp.	39,323	547,769
*	Orchids Paper Products Co.	1,000	7,650
*	Overhill Farms, Inc.	3,200	25,312
*	Pantry, Inc.	61,200	746,640
*	Parlux Fragrances, Inc.	60,346	203,366
* #	Peet’s Coffee & Tea, Inc.	39,457	921,716
	Pilgrim’s Pride Corp.	24,600	639,600
*	Pizza Inn, Inc.	8,932	20,097
*	Prestige Brands Holdings, Inc.	94,600	1,032,086
	PriceSmart, Inc.	83,368	1,962,483
*	Pyramid Breweries, Inc.	28,463	72,581
	Ralcorp Holdings, Inc.	72,200	4,332,000
	Reddy Ice Holdings, Inc.	39,400	490,530
*	Redhook Ale Brewery, Inc.	24,893	112,018
#	Reliv International, Inc.	48,147	280,216
* #	Revlon, Inc.	1,265,843	1,063,308
	Rocky Mountain Chocolate Factory, Inc.	19,671	230,151
#	Ruddick Corp.	133,292	4,735,865
#	Sanderson Farms, Inc.	57,100	2,851,003
*	Sanfilippo (John B.) & Son, Inc.	23,090	214,275
*	Scheid Vineyards, Inc.	440	15,180
	Schiff Nutrition International, Inc.	26,175	164,117
	Seaboard Corp.	1,190	2,136,050
*	Seneca Foods Corp. Class A	700	14,630
*	Seneca Foods Corp. Class B	1,300	27,937
	Spartan Stores, Inc.	60,076	1,440,622
* #	Spectrum Brands, Inc.	145,000	603,200
* #	Star Scientific, Inc.	228,795	443,862
	Stephan Co.	3,400	11,526
	Tasty Baking Co.	22,300	130,455

11

*	Tofutti Brands, Inc.	17,630	52,097
#	Tootsie Roll Industries, Inc.	106,198	2,721,855
*	TreeHouse Foods, Inc.	60,052	1,569,159
* #	United Natural Foods, Inc.	114,513	2,435,692
	United-Guardian, Inc.	7,500	84,750
#	Universal Corp.	72,700	3,606,647
* #	USANA Health Services, Inc.	54,160	1,378,372
#	Vector Group, Ltd.	166,174	2,903,060
*	Vermont Pure Holdings, Ltd.	15,800	21,330
	Village Super Market, Inc.	5,362	251,210
#	WD-40 Co.	49,089	1,700,443
	Weis Markets, Inc.	75,003	2,588,354
*	Winn-Dixie Stores, Inc.	90,852	1,639,879
*	Zapata Corp.	26,092	180,818
Total Consumer Staples			129,276,989

Energy — (6.1%)
* #	Abraxas Petroleum Corp.	118,900	529,105
	Adams Resources & Energy, Inc.	13,700	457,169
* #	Allis-Chalmers Energy, Inc.	97,900	1,680,943
#	Alon USA Energy, Inc.	81,100	1,241,641
*	American Oil & Gas, Inc.	114,671	427,723
*	Arena Resources, Inc.	87,200	4,366,104
	Atlas America, Inc.	92,529	6,350,265
*	ATP Oil & Gas Corp.	83,703	3,569,933
	Barnwell Industries, Inc.	21,190	295,600
*	Basic Energy Services, Inc.	85,800	2,468,466
	Berry Petroleum Corp. Class A	124,200	6,706,800
*	Bill Barret Corp.	78,400	4,220,272
*	Bois d’Arc Energy, Inc.	143,275	3,507,372
* #	Bolt Technology Corp.	25,100	507,271
*	Boots & Coots International Well Control, Inc.	191,600	411,940
* #	BPZ Resources, Inc.	148,544	3,377,891
*	Brigham Exploration Co.	135,913	1,980,252
* #	Bristow Group, Inc.	68,300	3,570,041
*	Bronco Drilling Co., Inc.	57,500	1,045,350
*	Cal Dive International, Inc.	164,824	2,304,240
*	Callon Petroleum Co.	62,462	1,619,015
#	CARBO Ceramics, Inc.	69,855	3,331,385
* #	Carrizo Oil & Gas, Inc.	90,096	6,032,828
*	Catalytica Energy Systems, Inc.	2,699	10,040
* #	Cheniere Energy, Inc.	92,800	454,720
	CKX Lands, Inc.	2,000	28,320
*	Clayton Williams Energy, Inc.	33,476	3,155,783
*	Complete Production Services, Inc.	165,660	4,747,816
*	Comstock Resources, Inc.	118,200	6,778,770
*	Contango Oil & Gas Co.	45,650	3,814,057
*	Credo Petroleum Corp.	2,575	41,663
#	Crosstex Energy, Inc.	65,675	2,241,488
*	Dawson Geophysical Co.	21,700	1,481,893
	Delek US Holdings, Inc.	107,900	1,405,937
* #	Delta Petroleum Corp.	85,115	1,881,041
*	Dril-Quip, Inc.	122,100	7,123,314
* #	Dune Energy, Inc.	123,800	132,466
* #	Edge Petroleum Corp.	58,793	309,251

12

*	Encore Acquisition Co.	111,540	7,449,757
*	Endeavour International Corp.	282,600	511,506
*	Energy Partners, Ltd.	89,400	1,342,788
* #	Evergreen Energy, Inc.	205,900	452,980
*	Evolution Petroleum Corp.	39,823	242,920
*	EXCO Resources, Inc.	165,800	4,135,052
*	Exterran Holdings, Inc.	63,682	4,681,901
*	FX Energy, Inc.	106,654	557,800
* #	Gasco Energy, Inc.	222,795	846,621
*	Geokinetics, Inc.	5,851	112,164
*	Geomet, Inc.	17,224	141,926
* #	GeoResources, Inc.	2,785	70,711
* #	GMX Resources, Inc.	24,000	1,158,480
* #	Goodrich Petroleum Corp.	82,700	3,523,020
*	Grey Wolf, Inc.	542,900	4,250,907
	Gulf Island Fabrication, Inc.	38,951	1,611,792
*	Gulfmark Offshore, Inc.	65,114	4,371,103
*	Gulfport Energy Corp.	100,118	1,522,795
*	Harvest Natural Resources, Inc.	112,500	1,253,250
*	HKN, Inc.	9,322	98,254
*	Hornbeck Offshore Services, Inc.	73,100	3,852,370
*	Houston American Energy Corp.	92,016	656,994
* #	Hyperdynamics Corp.	49,600	85,312
*	Infinity, Inc.	50,811	18,800
* #	International Coal Group, Inc.	220,600	2,221,442
* #	James River Coal Co.	44,797	1,706,318
*	Key Energy Group, Inc.	113,700	1,962,462
*	Kodiak Oil & Gas Corp.	132,000	481,800
	Lufkin Industries, Inc.	41,912	3,343,739
*	Mariner Energy, Inc.	199,000	6,507,300
*	Matrix Service Co.	91,194	2,198,687
* #	McMoran Exploration Co.	94,564	3,018,483
*	Meridian Resource Corp.	256,200	568,764
* #	Mexco Energy Corp.	300	9,543
*	Mitcham Industries, Inc.	29,100	619,248
*	NATCO Group, Inc. Class A	48,600	2,297,322
*	National Coal Corp.	61,920	456,350
*	Natural Gas Services Group	33,589	920,674
*	Newpark Resources, Inc.	249,300	1,757,565
* #	Ngas Resources, Inc.	37,118	338,145
*	Oil States International, Inc.	48,353	2,824,782
*	OMNI Energy Services Corp.	56,500	319,790
* #	Pacific Ethanol, Inc.	121,672	430,719
	Panhandle Royalty Co.	16,521	549,323
*	Parallel Petroleum Corp.	114,500	2,405,645
* #	Parker Drilling Co.	318,500	2,847,390
	Penn Virginia Corp.	114,100	7,190,582
*	Petroleum Development Corp.	42,733	2,952,850
*	PetroQuest Energy, Inc.	132,900	2,943,735
*	PHI, Inc. (69336T106)	200	7,118
*	PHI, Inc. (69336T205)	34,100	1,337,402
*	Pioneer Drilling Co.	134,600	2,397,226
* #	PowerSecure International, Inc.	46,086	464,547
* #	Quest Resource Corp.	47,691	529,847
* #	Rentech, Inc.	411,800	959,494

13

* #	Royale Energy, Inc.	13,601	78,750
	RPC, Inc.	291,100	4,357,767
*	Stone Energy Corp.	61,263	4,140,154
* #	SulphCo, Inc.	175,500	645,840
* #	Superior Well Services, Inc.	47,063	1,164,339
*	Swift Energy Corp.	83,700	4,824,468
* #	Syntroleum Corp.	158,626	361,667
*	T-3 Energy Services, Inc.	24,712	1,599,361
* #	Teton Energy Corp.	47,886	264,810
*	TETRA Technologies, Inc.	149,100	3,208,632
*	TGC Industries, Inc.	60,758	421,053
* #	Toreador Resources Corp.	48,118	443,648
* #	Transmeridian Exploration, Inc.	288,400	129,780
*	Trico Marine Services, Inc.	42,319	1,624,626
* #	Tri-Valley Corp.	68,171	443,111
* #	TXCO Resources, Inc.	113,634	1,257,928
*	Union Drilling, Inc.	41,746	783,990
* #	Uranium Resources, Inc.	99,428	442,455
#	USEC, Inc.	246,431	1,717,624
*	VAALCO Energy, Inc.	165,700	1,219,552
*	Venoco, Inc.	16,475	329,170
* #	VeraSun Energy Corp.	119,303	811,260
* #	Verenium Corp.	140,802	337,925
* #	Warren Resources, Inc.	119,700	1,618,344
*	Westmoreland Coal Co.	25,400	469,138
*	Westside Energy Corp.	53,300	257,439
*	W-H Energy Services, Inc.	59,000	5,046,270
*	Whiting Petroleum Corp.	41,391	3,871,300
	World Fuel Services Corp.	81,500	1,963,335
Total Energy			236,959,396

Financials — (10.1%)
*	1st Constitution Bancorp	1,461	18,511
	1st Independence Financial Group, Inc.	3,373	57,375
	1st Source Corp.	59,324	1,295,636
	21st Century Holding Co.	22,610	232,205
	Abigail Adams National Bancorp, Inc.	1,963	20,729
	Abington Bancorp, Inc.	29,674	297,630
	Access National Corp.	10,571	79,705
	Advance America Cash Advance Centers, Inc.	157,300	1,091,662
	Advanta Corp. Class A	42,500	335,750
	Advanta Corp. Class B	87,212	758,744
	Affirmative Insurance Holdings, Inc.	13,342	103,534
	Alliance Bancorp, Inc. of Pennsylvania	600	5,700
	Alliance Financial Corp.	1,855	43,852
*	Alphatec Holdings, Inc.	59,803	296,623
*	AmComp, Inc.	29,400	326,046
	Amcore Financial, Inc.	67,945	665,861
	Ameriana Bancorp	2,912	25,276
	American Bancorp of New Jersey, Inc.	26,364	298,440
	American Equity Investment Life Holding Co.	150,600	1,591,842
*	American Independence Corp.	8,100	53,946
	American National Bankshares, Inc.	2,255	40,049
	American Physicians Capital, Inc.	32,060	1,459,371
*	American Physicians Services Group, Inc.	100	2,185

14

	American River Bankshares	19,841	274,203
*	American Spectrum Realty, Inc.	100	3,275
	American West Bancorporation	50,006	167,520
*	AmeriCredit Corp.	148,900	2,023,551
	Ameris Bancorp	36,750	510,090
*	Amerisafe, Inc.	45,529	723,456
*	AmeriServe Financial, Inc.	59,570	178,114
*	AmTrust Financial Services, Inc.	95,254	1,425,000
	Anchor Bancorp Wisconsin, Inc.	64,417	903,771
*	Argo Group International Holdings, Ltd.	57,316	2,211,824
	Arrow Financial Corp.	33,799	760,477
	ASB Financial Corp.	900	13,950
#	Asset Acceptance Capital Corp.	109,827	1,547,462
#	ASTA Funding, Inc.	46,100	376,637
*	Atlantic American Corp.	21,640	30,945
	Atlantic Coast Federal Corp.	14,375	125,206
	Baldwin & Lyons, Inc. Class B	29,441	639,164
	BancFirst Corp.	44,744	1,943,232
*	Bancinsurance Corp.	5,600	28,140
	Bancorp Rhode Island, Inc.	8,178	271,837
	BancorpSouth, Inc.	56,200	1,330,254
#	BancTrust Financial Group, Inc.	8,533	85,842
	Bank Mutual Corp.	50,004	554,544
	Bank of Commerce Holdings	4,954	37,403
*	Bank of Florida Corp.	27,028	270,280
	Bank of Granite Corp.	49,278	501,157
#	Bank of the Ozarks, Inc.	47,910	1,167,567
	BankAtlantic Bancorp, Inc. Class A	120,395	211,895
	BankFinancial Corp.	70,154	1,044,593
#	BankUnited Financial Corp. Class A	98,675	310,826
#	Banner Corp.	37,343	679,269
	Bar Harbor Bankshares	5,098	157,911
	BCB Bancorp, Inc.	600	8,664
*	Beach First National Bancshares, Inc.	12,342	128,850
	Benjamin Franklin Bancorp, Inc.	988	13,338
	Berkshire Bancorp, Inc.	400	6,120
	Berkshire Hills Bancorp, Inc.	25,769	652,213
	Beverly Hills Bancorp, Inc.	64,798	161,995
*	BFC Financial Corp.	57,988	48,130
*	BGC Partners, Inc. Class A	87,880	783,890
*	BNCCORP., Inc.	3,900	42,705
*	BNS Holding, Inc.	4,020	60,300
	Boston Private Financial Holdings, Inc.	110,200	928,986
* #	Bridge Capital Holdings	2,333	34,528
*	Broadopoint Securities Group, Inc.	54,295	143,882
#	Brooke Corp.	27,981	31,619
	Brookline Bancorp, Inc.	173,393	1,742,600
	Brooklyn Federal Bancorp, Inc.	1,600	21,520
	Bryn Mawr Bank Corp.	6,657	140,130
#	C&F Financial Corp.	1,115	32,324
	Cadence Financial Corp.	13,744	191,179
	California First National Bancorp	11,500	112,987
	Camco Financial Corp.	9,661	116,898
	Camden National Corp.	24,334	743,647
	Capital Bank Corp.	1,960	20,404

15

#	Capital City Bank Group, Inc.	45,990	1,230,692
#	Capital Corp. of the West	33,319	194,250
	Capital Properties, Inc.	300	6,195
	Capital Southwest Corp.	1,200	144,588
#	Capitol Bancorp, Ltd.	52,374	810,750
	Cardinal Financial Corp.	76,986	661,310
	Carver Bancorp, Inc.	1,400	12,726
	Cascade Financial Corp.	9,511	85,599
	Cash America International, Inc.	84,990	3,039,242
* #	Cash Systems, Inc.	57,852	21,984
#	Cathay General Bancorp	105,136	1,616,992
	Center Bancorp, Inc.	43,064	416,429
	Center Financial Corp.	52,238	488,948
	Centerstate Banks of Florida, Inc.	7,148	100,143
	Central Bancorp, Inc.	1,600	25,600
	Central Pacific Financial Corp.	87,300	1,302,516
	Central Virginia Bankshares, Inc.	3,498	58,077
	Centrue Financial Corp.	2,305	41,444
	Century Bancorp, Inc. Class A	2,585	47,435
	CFS Bancorp, Inc.	26,520	378,706
	Charter Financial Corp.	23,869	761,182
#	Chemical Financial Corp.	70,363	1,716,857
	Citizens Community Bancorp, Inc.	100	856
	Citizens First Bancorp, Inc.	24,212	179,411
	Citizens First Corp.	400	3,780
	Citizens Holding Co.	300	6,075
	Citizens Republic Bancorp, Inc.	205,849	1,140,403
	Citizens South Banking Corp.	16,429	150,654
* #	Citizens, Inc.	119,860	793,473
	City Holding Co.	49,930	2,147,989
*	Clayton Holdings, Inc.	11,700	68,913
#	Clifton Savings Bancorp, Inc.	10,823	110,286
*	CNA Surety Corp.	122,331	1,789,703
	CNB Financial Corp.	3,800	54,112
	CoBiz Financial, Inc.	55,675	589,041
	Codorus Valley Bancorp, Inc.	767	12,104
#	Cohen & Steers, Inc.	108,900	3,286,602
	Colony Bankcorp, Inc.	9,572	108,164
	Columbia Banking System, Inc.	46,187	1,234,579
	Comm Bancorp, Inc.	532	22,344
*	Command Security Corp.	1,500	4,575
	Commerce Group, Inc.	15,200	558,904
	Commercial National Financial Corp.	3,500	52,500
	Commonwealth Bankshares, Inc.	2,698	39,795
* #	Community Bancorp	8,448	67,500
	Community Bank System, Inc.	83,994	2,026,775
	Community Bankshares, Inc.	610	6,908
	Community Central Bank Corp.	1,764	8,114
	Community Trust Bancorp, Inc.	43,448	1,331,247
	Community West Bancshares	6,650	58,121
	Compass Diversified Holdings	63,008	863,210
* #	CompuCredit Corp.	156,660	1,438,139
	Consolidated-Tokoma Land Co.	15,621	836,192
*	Consumer Portfolio Services, Inc.	67,396	192,079
	Cooperative Bankshares, Inc.	5,911	50,243

16

*	Core-Mark Holding Co., Inc.	16,557	480,815
#	Corus Bankshares, Inc.	99,310	571,032
*	Cowen Group, Inc.	48,399	384,288
*	Cowlitz Bancorporation	1,870	18,476
	Crawford & Co. Class A	30,595	159,094
#	Crawford & Co. Class B	24,520	146,630
#	CVB Financial Corp.	231,168	2,450,381
*	Dearborn Bancorp, Inc.	11,201	67,766
	Delphi Financial Group, Inc. Class A	92,475	2,671,603
#	Delta Financial Corp.	69,400	2,082
	Dime Community Bancshares	104,803	1,905,319
*	Dollar Financial Corp.	47,253	941,752
	Donegal Group, Inc. Class A	55,859	1,000,435
	Donegal Group, Inc. Class B	5,380	99,126
* #	E*TRADE Financial Corp.	1,700	6,970
#	East West Bancorp, Inc.	135	1,787
	Eastern Insurance Holdings, Inc.	10,054	164,383
	Eastern Virginia Bankshares, Inc.	500	8,425
	ECB Bancorp, Inc.	600	15,006
*	eHealth, Inc.	23,532	586,653
	EMC Insurance Group, Inc.	41,861	1,173,364
	Employers Holdings, Inc.	71,800	1,370,662
*	Encore Capital Group, Inc.	64,200	678,594
* #	Enstar Group, Ltd.	411	43,870
#	Enterprise Financial Services Corp.	33,804	677,770
#	Epoch Holding Corp.	7,537	80,420
	ESB Financial Corp.	13,762	148,492
*	ESSA Bancorp, Inc.	500	6,250
	Evans Bancorp, Inc.	1,011	16,479
#	Evercore Partners, Inc. Class A	3,000	43,680
* #	Exlservice Holdings, Inc.	57,525	1,147,048
*	EZCORP, Inc. Class A	27,800	351,114
#	F.N.B. Corp.	248,309	3,722,152
	Farmers Capital Bank Corp.	1,500	37,140
	FBL Financial Group, Inc. Class A	80,070	2,149,879
* #	FCStone Group, Inc.	41,750	1,633,677
	Federal Agriculture Mortgage Corp. Class A	800	13,968
	Federal Agriculture Mortgage Corp. Class C	26,300	761,648
* #	Federal Trust Corp.	1,293	1,358
* #	Federal Trust Corp.	1,293	216
	Fidelity Bancorp, Inc.	696	9,570
	Fidelity Southern Corp.	8,600	55,728
	Financial Federal Corp.	86,500	2,101,085
*	Financial Industries Corp.	11,882	84,956
	Financial Institutions, Inc.	14,234	262,048
*	First Acceptance Corp.	140,147	458,281
	First Bancorp	43,331	728,394
	First Bancorp, Inc.	3,730	66,692
*	First Bancshares, Inc.	945	13,419
*	First Bank of Delaware	6,667	16,467
#	First Busey Corp.	73,286	1,335,271
*	First Cash Financial Services, Inc.	97,962	1,507,635
#	First Charter Corp.	112,657	3,467,582
	First Citizens BancShares, Inc.	600	95,664
#	First Commonwealth Financial Corp.	213,272	2,392,912

17

	First Community Bancshares, Inc.	32,787	1,114,430
	First Defiance Financial Corp.	15,687	303,387
	First Federal Bancshares of Arkansas, Inc.	9,239	115,765
	First Federal Bankshares, Inc.	1,703	18,733
	First Financial Bancorp	111,748	1,272,810
#	First Financial Bankshares, Inc.	59,306	2,716,215
	First Financial Corp.	36,587	1,198,224
	First Financial Holdings, Inc.	35,284	884,923
	First Financial Service Corp.	3,911	82,796
	First Franklin Corp.	700	5,439
*	First Investors Financial Services Group, Inc.	5,300	22,048
*	First Keystone Financial, Inc.	2,200	24,530
	First M&F Corp.	8,514	119,026
*	First Mariner Bancorp, Inc.	6,000	24,120
	First Merchants Corp.	52,901	1,309,300
*	First Mercury Financial Corp.	19,500	344,370
#	First Midwest Bancorp, Inc.	97,556	2,546,212
	First Niagara Financial Group, Inc.	320,149	4,536,511
	First PacTrust Bancorp, Inc.	8,200	130,954
	First Place Financial Corp.	49,258	627,054
*	First Regional Bancorp	35,700	380,919
	First Security Group, Inc.	4,300	33,712
#	First South Bancorp, Inc.	17,375	334,642
	First State Bancorporation	56,176	435,364
#	First State Financial Corp.	3,100	22,847
	First United Corp.	7,229	134,315
	Firstbank Corp.	9,682	121,995
*	FirstCity Financial Corp.	35,400	154,344
* #	FirstFed Financial Corp.	11,100	163,614
	FirstMerit Corp.	160,987	3,253,547
#	Flagstar Bancorp, Inc.	157,700	749,075
	Flushing Financial Corp.	61,294	1,202,588
	FNB United Corp.	4,880	49,093
*	FPIC Insurance Group, Inc.	25,446	1,158,047
* #	Franklin Bank Corp.	48,857	49,834
* #	Franklin Credit Management Corp.	3,100	2,929
#	Frontier Financial Corp.	127,465	1,873,735
	GAMCO Investors, Inc.	21,800	1,157,362
	Gateway Financial Holdings, Inc.	34,461	342,198
	German American Bancorp, Inc.	5,600	69,888
#	Glacier Bancorp, Inc.	153,298	3,179,401
*	Golfsmith International Holdings, Inc.	1,000	2,150
	Gouverneur Bancorp, Inc.	195	1,672
#	Great Southern Bancorp, Inc.	40,032	462,370
	Greater Community Bancorp	5,867	102,086
#	Greene Bancshares, Inc.	29,522	571,841
#	Greenhill & Co., Inc.	53,700	3,235,425
	Grubb & Ellis Co.	133,374	762,899
	GS Financial Corp.	1,250	22,125
*	Guaranty Bancorp	100,441	601,642
	Guaranty Federal Bancshares, Inc.	6,915	153,513
*	Hallmark Financial Services, Inc.	45,083	572,554
#	Hancock Holding Co.	79,429	3,533,796
	Hanmi Financial Corp.	136,147	871,341
	Harleysville Group, Inc.	90,735	3,539,572

18

#	Harleysville National Corp.	77,948	1,056,975
	Harrington West Financial Group, Inc.	2,000	11,220
*	Harris & Harris Group, Inc.	13,500	107,595
	Heartland Financial USA, Inc.	18,954	443,524
	Hercules Technology Growth Capital, Inc.	26,722	277,107
	Heritage Commerce Corp.	35,056	558,092
	Heritage Financial Corp.	23,297	390,691
	Heritage Financial Group	200	2,484
	HF Financial Corp.	6,435	113,899
	Hilb Rogal Hamilton Co.	102,200	3,164,112
	Hingham Institution for Savings	1,609	46,259
	HMN Financial, Inc.	8,467	140,552
	Home Bancshares, Inc.	36,372	836,556
	Home Federal Bancorp, Inc.	11,981	140,178
	HopFed Bancorp, Inc.	2,100	29,085
	Horace Mann Educators Corp.	113,138	1,843,018
	Horizon Financial Corp.	36,767	397,819
*	HouseValues, Inc.	800	2,184
	IBERIABANK Corp.	33,457	1,764,522
	IBT Bancorp, Inc.	4,700	145,465
	Imperial Capital Bancorp, Inc.	12,300	123,246
	Independence Holding Co.	12,682	173,617
	Independent Bank Corp. (MA)	41,423	1,213,694
#	Independent Bank Corp. (MI)	62,924	378,173
	Indiana Community Bancorp	4,936	107,605
	Infinity Property & Casualty Corp.	53,446	2,154,943
	Integra Bank Corp.	50,038	719,046
	International Bancshares Corp.	137,223	3,477,231
	Intervest Bancshares Corp.	22,100	193,817
*	Investment Technology Group, Inc.	112,000	4,715,200
*	Investors Bancorp, Inc.	216,142	3,088,669
	Investors Capital Holdings, Ltd.	100	450
	Investors Title Co.	1,985	95,816
	Irwin Financial Corp.	86,700	356,337
* #	Jesup & Lamont, Inc.	1,972	2,524
* #	KBW, Inc.	44,000	1,083,280
	Kearny Financial Corp.	125,048	1,455,559
*	Kennedy-Wilson, Inc.	8,400	386,400
	Kentucky First Federal Bancorp	2,750	27,225
#	K-Fed Bancorp	20,092	228,647
*	Knight Capital Group, Inc.	270,123	4,810,891
*	LaBranche & Co., Inc.	98,800	661,960
	Lakeland Bancorp, Inc.	48,489	714,728
	Lakeland Financial Corp.	34,176	817,832
#	LandAmerica Financial Group, Inc.	51,800	1,542,604
	Landmark Bancorp, Inc.	2,940	73,471
	Legacy Bancorp, Inc.	15,122	204,147
#	Life Partners Holdings, Inc.	26,353	578,448
	Lincoln Bancorp	1,800	21,582
*	Liquidity Services, Inc.	55,873	620,190
	LNB Bancorp, Inc.	2,359	25,949
* #	Loopnet, Inc.	59,247	777,913
	LSB Corp.	6,062	96,386
#	Macatawa Bank Corp.	46,415	417,271
	MainSource Financial Group, Inc.	46,730	784,129

19

*	MarketAxess Holdings, Inc.	87,025	680,535
*	Marlin Business Services, Inc.	36,233	258,704
	MASSBANK Corp.	7,100	279,598
	Mayflower Bancorp, Inc.	700	7,493
*	Mays (J.W.), Inc.	200	4,080
	MB Financial, Inc.	102,093	2,906,588
#	MBT Financial Corp.	46,125	390,217
	MCG Capital Corp.	173,134	992,058
	Meadowbrook Insurance Group, Inc.	78,300	537,921
	Medallion Financial Corp.	54,066	521,737
#	Mercantile Bancorp, Inc.	727	11,632
	Mercantile Bank Corp.	18,345	154,281
	Mercer Insurance Group, Inc.	17,900	319,515
	Merchants Bancshares, Inc.	21,481	493,633
	Meta Financial Group, Inc.	3,602	89,978
	MetroCorp Bancshares, Inc.	15,001	192,763
	MFB Corp.	1,300	35,113
	MicroFinancial, Inc.	23,300	85,744
	Mid Penn Bancorp, Inc.	410	10,701
	MidSouth Bancorp, Inc.	2,128	41,390
	Midwest Banc Holdings, Inc.	67,520	592,826
	MidWestOne Financial Group, Inc.	281	4,288
	Monroe Bancorp	1,500	19,515
*	Move, Inc.	451,820	1,359,980
	MutualFirst Financial, Inc.	5,084	51,857
	Nara Bancorp, Inc.	73,911	940,148
	National Interstate Corp.	36,402	835,790
#	National Penn Bancshares, Inc.	230,197	3,940,973
	National Western Life Insurance Co. Class A	1,400	330,092
*	Navidec Financial, Inc.	644	998
*	Navigators Group, Inc.	47,784	2,412,614
	NBT Bancorp, Inc.	94,799	2,324,471
	Nelnet, Inc. Class A	42,900	565,851
*	New Concept Energy, Inc.	674	5,203
	New England Bancshares, Inc.	1,999	21,889
	New Hampshire Thrift Bancshares, Inc.	2,700	32,238
	New Westfield Financial, Inc.	26,037	255,683
	NewAlliance Bancshares, Inc.	264,728	3,547,355
	NewBridge Bancorp	15,937	147,417
*	Newtek Business Services, Inc.	86,988	89,598
* #	NexCen Brands, Inc.	151,003	99,677
*	Nexity Financial Corp.	500	2,790
	North Central Bancshares, Inc.	1,700	45,373
	North Valley Bancorp	2,455	22,414
	Northeast Bancorp	900	13,050
	Northeast Community Bancorp, Inc.	4,800	55,680
	Northrim Bancorp, Inc.	15,945	298,969
	Northway Financial, Inc.	5,000	80,000
#	Northwest Bancorp, Inc.	142,905	3,505,460
	Norwood Financial Corp.	200	6,030
	NYMAGIC, Inc.	25,056	569,022
	Ocean Shore Holding Co.	402	4,120
	OceanFirst Financial Corp.	34,680	711,980
* #	Ocwen Financial Corp.	174,718	1,230,015
	Ohio Valley Banc Corp.	2,427	60,675

20

#	Old National Bancorp	192,700	3,368,396
#	Old Second Bancorp, Inc.	30,673	582,480
	optionsXpress Holding, Inc.	134,092	3,062,661
* #	Oritani Financial Corp.	14,868	231,941
	PAB Bankshares, Inc.	6,327	73,140
#	Pacific Capital Bancorp	131,069	2,613,516
	Pacific Continental Corp.	19,716	294,360
	Pacific Mercantile Bancorp	26,820	245,135
*	Pacific Premier Bancorp, Inc.	5,105	37,011
*	Pacific State Bancorp	4,100	41,000
	PacWest Bancorp	85,097	1,793,845
	Pamrapo Bancorp, Inc.	9,911	148,764
	Park Bancorp, Inc.	1,650	33,322
#	Park National Corp.	26,007	1,843,896
	Parkvale Financial Corp.	6,804	178,469
	Patriot Capital Funding, Inc.	9,103	92,578
	Patriot National Bancorp	900	13,725
	PAULA Financial	5,900	11,210
	Peapack-Gladstone Financial Corp.	9,450	263,182
* # ●	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	65,600	328,000
	Penns Woods Bancorp, Inc.	4,686	142,501
*	Pennsylvania Commerce Bancorp, Inc.	15,588	418,694
*	Penson Worldwide, Inc.	1,916	25,674
	Peoples Bancorp of North Carolina	3,281	45,114
	Peoples Bancorp, Inc. (709788202)	555	7,659
	Peoples Bancorp, Inc. (709789101)	29,318	694,543
#	PFF Bancorp, Inc.	36,700	45,141
*	Pico Holdings, Inc.	64,310	2,666,293
	Pinnacle Bancshares, Inc.	35	357
*	Pinnacle Financial Partners, Inc.	41,935	1,127,632
*	Piper Jaffray Companies, Inc.	43,900	1,668,200
*	PMA Capital Corp. Class A	91,908	917,242
	Porter Bancorp, Inc.	2,400	43,080
* #	Portfolio Recovery Associates, Inc.	45,305	1,861,582
#	Preferred Bank	13,585	121,178
	Premier Financial Bancorp, Inc.	5,800	66,642
	Presidential Life Corp.	64,887	1,143,309
	Princeton National Bancorp, Inc.	1,801	50,302
#	PrivateBancorp, Inc.	59,620	2,258,406
*	ProAssurance Corp.	95,850	4,910,395
	ProCentury Corp.	38,490	677,809
	Prosperity Bancshares, Inc.	121,211	3,871,479
	Providence Community Bancshares, Inc.	400	5,702
#	Provident Bankshares Corp.	89,493	855,553
	Provident Financial Holdings, Inc.	19,558	252,885
	Provident Financial Services, Inc.	184,653	2,904,592
	Provident New York Bancorp	121,047	1,574,821
	Pulaski Financial Corp.	27,959	317,335
#	QC Holdings, Inc.	36,280	301,124
	Rainier Pacific Financial Group, Inc.	20,266	263,863
	Renasant Corp.	40,760	946,447
	Republic Bancorp, Inc. Class A	60,137	1,497,411
*	Republic First Bancorp, Inc.	12,871	59,979
#	Resource America, Inc.	51,153	513,576

21

*	Rewards Network, Inc.	85,870	429,350
	Riverview Bancorp, Inc.	33,183	295,992
	RLI Corp.	67,800	3,467,292
	Rockville Financial, Inc.	26,764	370,414
* #	Roma Financial Corp.	9,615	142,494
	Rome Bancorp, Inc.	17,600	205,920
#	Royal Bancshares of Pennsylvania, Inc. Class A	6,712	63,831
	Rurban Financial Corp.	790	8,382
	S&T Bancorp, Inc.	70,381	2,288,086
#	S.Y. Bancorp, Inc.	39,829	1,004,886
	Safety Insurance Group, Inc.	32,989	1,275,355
	Salisbury Bancorp, Inc.	152	5,016
	Sanders Morris Harris Group, Inc.	50,839	371,125
	Sandy Spring Bancorp, Inc.	43,650	1,155,852
	SCBT Financial Corp.	16,941	564,135
*	SCPIE Holdings, Inc.	11,811	325,984
*	Seabright Insurance Holdings	48,700	746,084
#	Seacoast Banking Corp. of Florida	51,753	556,345
#	Security Bank Corp.	41,083	225,956
	Selective Insurance Group, Inc.	170,995	3,741,371
	Shore Bancshares, Inc.	600	14,226
	Shore Financial Corp.	400	8,800
	Siebert Financial Corp.	21,700	75,733
#	Sierra Bancorp	27,607	608,182
*	Signature Bank	59,677	1,703,182
	Simmons First National Corp. Class A	40,238	1,224,442
#	Smithtown Bancorp, Inc.	22,466	463,024
#	South Financial Group, Inc.	137,000	754,870
#	South Street Financial Corp.	400	2,318
*	Southcoast Financial Corp.	7,756	111,531
	Southern Banc Co., Inc.	200	2,060
	Southern Community Financial Corp.	16,934	121,247
*	Southern Connecticut Bancorp, Inc.	2,000	14,200
*	Southern First Bancshares, Inc.	6,125	82,014
	Southside Bancshares, Inc.	25,236	552,416
	Southwest Bancorp, Inc.	42,876	727,177
	Southwest Georgia Financial Corp.	653	11,950
*	Specialty Underwriters’ Alliance, Inc.	1,286	6,121
	State Auto Financial Corp.	114,012	3,141,031
	State Bancorp, Inc.	34,060	475,137
	StellarOne Corp.	23,260	401,933
	Sterling Bancorp	52,743	773,740
	Sterling Bancshares, Inc.	199,782	2,041,772
	Sterling Financial Corp.	137,207	1,218,398
	Stewart Information Services Corp.	46,300	1,094,995
*	Stifel Financial Corp.	41,500	2,369,235
*	Stratus Properties, Inc.	17,712	469,191
#	Suffolk Bancorp	29,032	977,217
*	Sun American Bancorp	2,560	9,114
*	Sun Bancorp, Inc.	64,225	702,621
* #	Superior Bancorp	24,557	363,689
	Susquehanna Bancshares, Inc.	170,328	3,278,814
*	Susser Holdings Corp.	4,100	48,708
	Sussex Bancorp	600	6,006
* #	SVB Financial Group	93,186	4,775,782

22

	SWS Group, Inc.	77,707	1,436,025
	Taylor Capital Group, Inc.	31,543	405,328
	Team Financial, Inc.	2,751	22,146
	Teche Holding Co.	1,422	51,192
*	Tejon Ranch Co.	46,700	1,863,797
#	Temecula Valley Bancorp, Inc.	27,541	165,797
*	Texas Capital Bancshares, Inc.	59,712	1,081,981
	TF Financial Corp.	3,800	92,074
*	The Bancorp, Inc.	41,046	437,140
*	The Intergroup Corp.	1,960	34,447
	The Phoenix Companies, Inc.	256,500	2,598,345
	The Savannah Bancorp, Inc.	1,925	30,242
#	The Wilber Corp.	3,866	33,634
	Thomas Properties Group, Inc.	44,362	459,590
*	Thomas Weisel Partners Group, Inc.	42,001	286,447
	TIB Financial Corp.	7,425	47,594
*	Tidelands Bancshares, Inc.	3,100	28,675
	TierOne Corp.	55,312	396,587
	Timberland Bancorp, Inc.	25,454	279,485
	Tompkins Financial Corp.	19,256	874,222
	Tower Financial Corp.	2,600	24,414
	Tower Group, Inc.	46,756	1,218,929
*	Tradestation Group, Inc.	117,687	1,239,244
* #	Trenwick Group, Ltd.	11,975	15
* #	Triad Guaranty, Inc.	29,202	64,536
#	Trico Bancshares	43,500	716,880
#	TrustCo Bank Corp. (NY)	199,202	1,745,010
	Trustmark Corp.	108,153	2,158,734
#	UCBH Holdings, Inc.	203,969	995,369
	UMB Financial Corp.	127,501	6,651,727
#	Umpqua Holdings Corp.	160,026	2,230,762
*	Unico American Corp.	12,100	113,498
	Union Bankshares Corp.	37,052	742,893
	Union Bankshares, Inc.	1,008	19,858
*	United America Indemnity, Ltd.	19,306	281,288
	United Bancshares, Inc.	300	3,975
	United Bankshares, Inc.	109,801	3,117,250
*	United Capital Corp.	11,450	263,350
#	United Community Banks, Inc.	123,312	1,289,844
	United Community Financial Corp.	80,179	486,687
	United Financial Bancorp, Inc.	22,146	270,846
	United Fire & Casualty Co.	76,486	2,760,380
*	United PanAm Financial Corp.	52,952	196,452
#	United Security Bancshares (CA)	23,223	346,255
	United Western Bancorp, Inc.	14,231	245,627
	Unity Bancorp, Inc.	8,490	66,816
*	Universal American Corp.	150,488	1,738,136
	Universal Insurance Holdings, Inc.	74,080	251,872
#	Univest Corporation of Pennsylvania	36,652	900,173
	ViewPoint Financial Group	26,711	432,451
#	Vineyard National Bancorp Co.	35,043	106,180
*	Virginia Commerce Bancorp, Inc.	76,351	461,924
	VIST Financial Corp.	3,437	57,638
*	Waccamaw Bankshares, Inc.	1,300	11,999
	Wainwright Bank & Trust Co.	605	6,576

23

	Washington Banking Co.	23,182	301,830
#	Washington Federal, Inc.	17,300	387,347
	Washington Trust Bancorp, Inc.	38,297	906,490
* #	Wauwatosa Holdings, Inc.	41,409	541,216
	Wayne Savings Bancshares, Inc.	1,800	16,740
	Webster Financial Corp.	115,423	2,997,535
	Wesbanco, Inc.	73,148	1,609,256
	West Bancorporation	49,358	592,296
	West Coast Bancorp	45,395	525,220
#	Westamerica Bancorporation	85,557	4,748,413
* #	Western Alliance Bancorp	90,897	962,599
	Westwood Holdings Group, Inc.	23,797	976,153
*	White River Capital, Inc.	400	5,086
	Whitney Holding Corp.	123,033	2,795,310
	Willow Financial Bancorp, Inc.	43,686	419,822
	Wilshire Bancorp, Inc.	79,650	711,274
*	Wilshire Enterprises, Inc.	7,207	22,342
	Wintrust Financial Corp.	68,119	2,123,950
*	World Acceptance Corp.	54,709	2,419,232
* #	WSB Financial Group, Inc.	600	2,196
	WSB Holdings, Inc.	3,500	20,475
	WVS Financial Corp.	100	1,623
	Zenith National Insurance Corp.	90,604	3,655,871
* #	ZipRealty, Inc.	47,934	230,563
Total Financials			391,207,333

Health Care — (11.1%)
*	A.D.A.M., Inc.	700	5,022
* #	Abaxis, Inc.	71,370	2,097,564
* #	Abiomed, Inc.	81,680	1,207,230
* #	Acadia Pharmaceuticals, Inc.	112,904	993,555
*	Accelr8 Technology Corp.	880	4,066
*	Accelrys, Inc.	88,098	574,399
* #	Accentia Biopharmaceuticals, Inc.	60,209	61,413
* #	Access Pharmaceuticals, Inc.	5,300	17,225
*	Achillion Pharmaceuticals, Inc.	727	2,225
* #	Acorda Therapeutics, Inc.	51,954	1,120,128
* #	Acusphere, Inc.	66,431	43,844
*	Adolor Corp.	128,100	726,327
* #	Advanced Life Sciences Holdings, Inc.	91,900	93,738
* #	Advanced Medical Optics, Inc.	114,425	2,771,374
* #	ADVENTRX Pharmaceuticals, Inc.	161,900	72,046
* #	Affymetrix, Inc.	230,299	2,777,406
*	Air Methods Corp.	38,330	1,477,238
* #	Akorn, Inc.	241,310	1,146,223
*	Albany Molecular Research, Inc.	100,956	1,411,365
*	Alexza Pharmaceuticals, Inc.	63,794	326,625
* #	Align Technology, Inc.	188,140	2,477,804
* #	Alkermes, Inc.	288,901	3,660,376
*	Alliance Imaging, Inc.	150,000	1,264,500
*	Allied Healthcare International, Inc.	140,851	247,898
*	Allied Healthcare Products, Inc.	7,100	51,617
*	Allion Healthcare, Inc.	39,821	238,130
*	Allos Therapeutics, Inc.	210,838	1,336,713
* #	Allscripts Healthcare Solutions, Inc.	165,624	2,058,706

24

*	Almost Family, Inc.	12,608	307,761
* #	Alnylam Pharmaceuticals, Inc.	114,905	3,318,456
	Alpharma, Inc. Class A	123,388	3,108,144
*	Alteon, Inc.	1,136	3,408
* #	Amag Pharmaceuticals, Inc.	43,424	1,736,960
*	Amedisys, Inc.	80,834	4,107,176
*	America Services Group, Inc.	29,845	268,903
*	American Caresource Holding, Inc.	2,503	10,012
*	American Claims Evaluation, Inc.	1,000	800
* #	American Dental Partners, Inc.	37,992	456,664
* #	American Medical Systems Holdings, Inc.	205,460	3,104,501
	American Shared Hospital Services	9,244	23,110
*	AMERIGROUP Corp.	164,300	4,536,323
*	AMICAS, Inc.	126,264	347,226
*	AMN Healthcare Services, Inc.	99,100	1,725,331
*	Amsurg Corp.	90,113	2,458,283
*	Anadys Pharmaceuticals, Inc.	2,600	7,566
	Analogic Corp.	40,065	2,685,156
*	Anesiva, Inc.	64,845	227,606
*	Angeion Corp.	215	1,290
*	AngioDynamics, Inc.	55,557	860,578
*	Anika Therapeutics, Inc.	33,386	290,458
* #	Antigenics, Inc.	139,379	321,965
*	AP Pharma, Inc.	10,290	16,155
* #	APP Pharmaceuticals, Inc.	76,127	1,009,444
*	Applera Corp. - Celera Group	428,611	5,520,510
*	Apria Healthcare Group, Inc.	127,700	2,151,745
*	Aradigm Corp.	13,657	12,155
* #	Arcadia Resources, Inc.	123,472	92,604
* #	Ardea Biosciences, Inc.	18,000	259,200
* #	Arena Pharmaceuticals, Inc.	174,716	896,293
*	Ariad Pharmaceuticals, Inc.	213,568	551,005
* #	Arqule, Inc.	107,399	459,668
* #	Array BioPharma, Inc.	132,903	826,657
*	Arrhythmia Research Technology, Inc.	8,700	50,112
* #	Arthrocare Corp.	78,910	3,480,720
* #	Aspect Medical Systems, Inc.	67,623	361,783
*	Assisted Living Concepts, Inc.	45,900	307,530
* #	AtheroGenics, Inc.	113,700	67,879
*	AtriCure, Inc.	28,499	279,575
	Atrion Corp.	5,494	579,672
*	ATS Medical, Inc.	92,197	202,833
* #	Auxilium Pharmaceuticals, Inc.	89,101	2,836,976
*	Avalon Pharmaceuticals, Inc.	35,161	59,422
* #	AVANIR Pharmaceuticals Class A	91,935	110,322
* #	AVANT Immunotherapeutics, Inc.	23,645	331,266
* #	AVI BioPharma, Inc.	155,300	217,420
*	Avigen, Inc.	97,151	288,538
*	Barrier Therapeutics, Inc.	96,201	236,654
*	Bentley Pharmaceuticals, Inc.	61,260	959,332
*	Bioanalytical Systems, Inc.	5,617	25,277
* #	BioCryst Pharmaceuticals, Inc.	102,436	301,162
*	Bio-Imaging Technologies, Inc.	36,620	298,453
* #	BioLase Technology, Inc.	74,688	242,736
*	BioMimetic Therapeutics, Inc.	36,687	438,410

25

*	Bio-Reference Laboratories, Inc.	39,186	973,380
*	BioSante Pharmaceuticals, Inc.	75,556	301,468
*	BioScrip, Inc.	121,967	523,238
*	BioSphere Medical, Inc.	57,953	203,415
* #	Bovie Medical Corp.	48,392	376,490
*	Bruker BioSciences Corp.	329,419	3,834,437
* #	BSD Medical Corp.	69,146	516,521
*	Caliper Life Sciences, Inc.	153,974	551,227
	Cambrex Corp.	84,680	520,782
*	Candela Corp.	76,010	189,265
*	Cantel Medical Corp.	46,460	497,122
*	Capital Senior Living Corp.	86,010	691,520
*	Caraco Pharmaceutical Laboratories, Ltd.	79,592	1,370,574
*	Cardiac Science Corp.	63,623	600,601
*	Cardica, Inc.	20,542	146,259
*	CardioDynamics International Corp.	12,700	23,114
*	Cardiotech International, Inc.	55,063	28,082
* #	Cardium Therapeutics, Inc.	1,700	3,995
*	CAS Medical Systems, Inc.	106	334
* #	Cell Genesys, Inc.	214,620	759,755
* #	Cell Therapeutics, Inc.	39,625	23,498
*	Centene Corp.	129,100	2,725,301
*	Cepheid, Inc.	178,706	4,703,542
*	Cerus Corp.	86,832	428,950
*	Chad Therapeutics, Inc.	9,065	2,357
	Chemed Corp.	76,165	2,758,696
* #	Clarient, Inc.	19,000	36,860
*	Clinical Data, Inc.	47,439	907,034
* #	Columbia Laboratories, Inc.	140,151	532,574
* #	Combimatrix Corp.	7,013	66,904
*	Combinatorx, Inc.	89,773	327,671
	Computer Programs & Systems, Inc.	30,201	602,510
* #	Conceptus, Inc.	84,064	1,595,535
*	Conmed Corp.	77,642	2,072,265
*	Continucare Corp.	5,498	12,096
	Cooper Companies, Inc.	81,450	3,294,653
* #	Corcept Therapeutics, Inc.	63,406	148,370
*	Cortex Pharmaceuticals, Inc.	83,000	63,080
*	Corvel Corp.	41,673	1,500,645
* #	Critical Therapeutics, Inc.	92,403	28,645
*	Cross Country Healthcare, Inc.	88,958	1,376,180
* #	CryoCor, Inc.	30,686	41,426
*	CryoLife, Inc.	74,900	867,342
*	Cubist Pharmaceuticals, Inc.	157,497	3,001,893
*	CuraGen Corp.	172,103	192,755
*	Curis, Inc.	120,759	177,516
*	Cutera, Inc.	42,885	439,142
* #	CV Therapeutics, Inc.	160,805	1,419,908
* #	Cyberonics, Inc.	74,636	1,323,296
*	Cyclacel Pharmaceuticals, Inc.	69,644	145,556
*	Cynosure, Inc. Class A	17,500	429,275
* #	Cypress Bioscience, Inc.	104,863	853,585
*	Cytokinetics, Inc.	25,472	102,397
*	Cytomedix, Inc.	36,200	24,616
* #	Cytori Therapeutics, Inc.	55,237	415,382

26

* #	CytRx Corp.	1,700	1,496
	Datascope Corp.	44,121	1,884,849
*	Daxor Corp.	7,789	113,914
*	Del Global Technologies Corp.	21,254	49,947
* #	Dendreon Corp.	247,479	1,286,891
* #	DepoMed, Inc.	104,934	413,440
* #	Dexcom, Inc.	67,264	530,713
*	Dialysis Corporation of America	13,304	97,119
*	Digirad Corp.	28,926	64,794
* #	Dionex Corp.	56,015	4,084,614
* #	Discovery Laboratories, Inc.	248,926	465,492
* #	Durect Corp.	204,316	950,069
*	DUSA Pharmaceuticals, Inc.	62,661	124,069
*	Dyadic International, Inc.	21,100	13,504
*	Dyax Corp.	177,149	651,908
* #	Dynacq Healthcare, Inc.	19,951	122,898
*	Dynavax Technologies Corp.	117,492	190,337
*	Eclipsys Corp.	86,490	1,764,396
*	Elite Pharmaceuticals, Inc.	64,000	40,320
*	Emageon, Inc.	38,606	88,794
* #	Emergency Medical Services Corp. Class A	8,390	195,571
*	Emergent Biosolutions, Inc.	38,300	411,725
* #	Emeritus Corp.	75,951	1,612,440
*	Emisphere Technologies, Inc.	84,542	155,557
*	Encision, Inc.	2,013	4,630
* #	Endocare, Inc.	8,166	46,791
*	Endologix, Inc.	133,985	352,381
*	Entremed, Inc.	175,076	125,967
*	Enzo Biochem, Inc.	107,004	1,051,849
* #	Enzon Pharmaceuticals, Inc.	118,200	1,040,160
*	EP Medsystems, Inc.	14,100	41,031
* #	Epicept Corp.	11,901	6,308
* #	EPIX Pharmaceuticals, Inc.	97,783	214,145
*	eResearch Technology, Inc.	167,069	2,671,433
*	Escalon Medical Corp.	3,000	9,450
*	etrials Worldwide, Inc.	41,371	69,090
* #	ev3, Inc.	219,432	2,183,348
*	Evotec AG Sponsored ADR	47,616	184,274
*	Exact Sciences Corp.	86,068	170,415
*	Exactech, Inc.	29,897	794,961
*	Exelixis, Inc.	281,150	1,776,868
* #	Farville, Inc.	10,420	1,016
*	Five Star Quality Care, Inc.	96,500	646,550
* #	Genaera Corp.	3,716	8,138
* #	Genitope Corp.	106,550	10,655
* #	Genomic Health, Inc.	57,056	987,069
* #	Genta, Inc.	43,765	13,130
*	Gentiva Health Services, Inc.	79,163	1,594,343
* #	GenVec, Inc.	242,589	434,234
* #	Geron Corp.	208,109	884,463
*	Greatbatch, Inc.	63,300	1,186,875
*	GTC Biotherapeutics, Inc.	47,267	24,106
* #	GTx, Inc.	82,441	1,238,264
*	Haemonetics Corp.	78,447	4,421,273
*	Halozyme Therapeutics, Inc.	96,600	500,388

27

* #	Hana Biosciences, Inc.	6,554	5,505
*	Hanger Orthopedic Group, Inc.	53,352	693,576
*	Harvard Bioscience, Inc.	101,036	484,973
*	Health Grades, Inc.	55,556	313,336
*	Health Management Associates, Inc.	578,450	4,488,772
*	HealthAxis, Inc.	750	525
*	HealthExtras, Inc.	119,940	3,748,125
* #	HEALTHSOUTH Corp.	175,755	3,291,891
*	Healthspring, Inc.	177,570	3,299,251
*	HealthStream, Inc.	70,972	208,658
*	HealthTronics, Inc.	100,136	378,514
*	Healthways, Inc.	82,200	2,655,060
* #	Hemispherx Biopharma, Inc.	173,100	121,205
*	Hill-Rom Holdings, Inc.	39,610	1,218,008
*	Hi-Tech Pharmacal Co., Inc.	34,325	315,790
* #	HMS Holdings Corp.	68,234	1,380,374
*	Hollis-Eden Pharmaceuticals, Inc.	76,053	114,840
*	Home Diagnostics, Inc.	3,400	26,996
	Hooper Holmes, Inc.	221,494	214,849
*	Human Genome Sciences, Inc.	361,508	2,125,667
* #	Hythiam, Inc.	66,090	158,616
*	Icagen, Inc.	5,800	9,512
*	ICU Medical, Inc.	41,450	1,056,146
* #	Idenix Pharmaceuticals, Inc.	110,835	724,861
* #	Idera Pharmaceuticals, Inc.	62,058	930,870
*	IDM Pharma, Inc.	38,969	81,835
*	I-Flow Corp.	68,500	940,505
*	Immtech International, Inc.	42,717	42,290
*	Immucor, Inc.	119,529	3,206,963
* #	Immunicon Corp.	82,243	22,206
* #	ImmunoGen, Inc.	125,253	569,901
* #	Immunomedics, Inc.	188,800	504,096
*	IMPATH Bankruptcy Liquidating Trust	21,200	42,400
* #	Impax Laboratories, Inc.	123,844	1,100,973
*	Implant Sciences Corp.	37,100	38,955
*	Incyte Corp.	241,715	2,347,053
* #	Indevus Pharmaceuticals, Inc.	204,990	920,405
*	Infinity Pharmaceuticals, Inc.	63,284	465,137
*	Inhibitex, Inc.	30,600	19,890
* #	Inovio Biomedical Corp.	120,190	98,556
* #	Insite Vision, Inc.	9,715	5,732
* #	Insmed, Inc.	35,318	21,191
*	Inspire Pharmaceuticals, Inc.	137,320	538,294
* #	Integra LifeSciences Holdings	79,758	3,351,431
*	IntegraMed America, Inc.	25,260	210,163
*	Interleukin Genetics, Inc.	42,433	61,104
* #	InterMune, Inc.	98,500	1,388,850
*	Interpharm Holdings, Inc.	59,000	1,239
* #	Introgen Therapeutics, Inc.	123,093	252,341
#	Invacare Corp.	104,500	1,899,810
*	Inventiv Health, Inc.	83,677	2,736,238
*	Iomai Corp.	1,200	7,680
*	Iridex Corp.	24,249	56,500
*	IRIS International, Inc.	55,624	879,972
* #	Isis Pharmaceuticals, Inc.	251,513	3,556,394

28

* #	Isolagen, Inc.	114,700	68,820
*	IsoRay, Inc.	4,000	3,400
*	Ista Pharmaceuticals, Inc.	91,545	187,667
*	IVAX Diagnostics, Inc.	15,500	11,625
* #	Javelin Pharmaceuticals, Inc.	119,300	336,426
*	Kendle International, Inc.	42,903	1,621,304
*	Kensey Nash Corp.	33,602	987,227
*	Keryx Biopharmaceuticals, Inc.	123,650	63,062
	Kewaunee Scientific Corp.	6,665	119,837
*	Kindred Healthcare, Inc.	130,878	3,610,924
*	Kosan Biosciences, Inc.	141,449	766,654
* #	K-V Pharmaceutical Co. Class A	105,848	2,647,258
*	K-V Pharmaceutical Co. Class B	19,375	485,731
* #	La Jolla Pharmaceutical Co.	113,751	217,264
	Landauer, Inc.	26,200	1,567,022
*	Langer, Inc.	8,100	11,583
*	Lannet Co., Inc.	76,065	296,654
#	LCA-Vision, Inc.	59,928	498,002
*	Lexicon Pharmaceuticals, Inc.	267,710	564,868
*	LHC Group, Inc.	43,643	945,744
*	LifePoint Hospitals, Inc.	53,800	1,721,062
*	Ligand Pharmaceuticals, Inc. Class B	203,300	713,583
*	Lipid Sciences, Inc.	62,830	45,238
* #	Luminex Corp.	86,443	1,922,492
*	Magellan Health Services, Inc.	92,701	3,731,215
*	Magyar Bancorp, Inc.	1,800	18,882
* #	Mannkind Corp.	139,493	418,479
* #	Martek Biosciences Corp.	98,720	3,727,667
*	Matrixx Initiatives, Inc.	28,775	475,363
*	Maxygen, Inc.	111,352	655,863
*	Medarex, Inc.	344,765	3,002,903
*	MedCath Corp.	60,549	1,313,913
*	Medical Action Industries, Inc.	46,340	615,395
*	Medical Staffing Network Holdings, Inc.	74,400	310,248
	Medicis Pharmaceutical Corp. Class A	132,800	3,157,984
* #	Medivation, Inc.	55,414	840,630
*	MEDTOX Scientific, Inc.	23,945	348,639
*	Memory Pharmaceuticals Corp.	151,207	75,755
*	Memry Corp.	83,300	123,284
#	Mentor Corp.	68,470	2,157,490
*	Merge Healthcare, Inc.	64,793	44,707
#	Meridian Bioscience, Inc.	113,134	3,318,220
*	Merit Medical Systems, Inc.	77,876	1,239,786
*	Metabasis Therapeutics, Inc.	97,817	173,136
*	Metropolitan Health Networks, Inc.	142,700	306,805
* #	Micromet, Inc.	49,831	120,591
* #	Micrus Endovascular Corp.	33,198	375,469
* #	MiddleBrook Pharmaceuticals, Inc.	93,501	446,935
* #	Milestone Scientific, Inc.	17,200	14,534
* #	Minrad International, Inc.	160,286	362,246
*	Molecular Insight Pharmaceuticals, Inc.	6,290	44,282
* #	Molina Healthcare, Inc.	75,700	2,283,112
* #	Momenta Pharmaceuticals, Inc.	67,547	865,953
* #	Monogram Biosciences, Inc.	285,665	314,232
*	MTS Medication Technologies	19,492	175,428

29

* #	MWI Veterinary Supply, Inc.	28,360	1,086,755
* #	Myriad Genetics, Inc.	141,645	6,858,451
* #	Nabi Biopharmaceuticals	185,850	769,419
* #	Nanogen, Inc.	94,714	31,331
* #	Nastech Pharmaceutical Co., Inc.	68,033	80,959
*	National Dentex Corp.	5,917	67,395
	National Healthcare Corp.	34,108	1,782,143
	National Research Corp.	17,420	553,782
*	Natus Medical, Inc.	62,300	1,343,188
* #	Nektar Therapeutics	220,283	982,462
*	Neogen Corp.	40,256	1,060,343
* #	Neopharm, Inc.	83,817	51,128
*	Neose Technologies, Inc.	137,143	80,914
*	Nephros, Inc.	1,209	1,028
*	Neurobiological Technologies, Inc.	385	801
*	Neurocrine Biosciences, Inc.	135,000	665,550
* #	Neurogen Corp.	128,649	106,779
*	Neurometric, Inc.	31,830	68,116
* #	Nighthawk Radiology Holdings, Inc.	66,509	507,464
* #	NitroMed, Inc.	119,157	146,563
*	NMT Medical, Inc.	40,499	193,990
*	North American Scientific, Inc.	6,894	9,721
* #	Northfield Laboratories, Inc.	80,185	71,365
*	Northstar Neuroscience, Inc.	53,275	90,035
*	Novacea, Inc.	25,160	81,518
* #	NovaMed, Inc.	68,461	269,052
*	Novavax, Inc.	193,471	580,413
* #	Noven Pharmaceuticals, Inc.	72,228	884,071
*	NOVT Corp.	6,450	12,126
*	NPS Pharmaceuticals, Inc.	134,020	603,090
*	Nutraceutical International Corp.	32,881	435,016
* #	Nutrition 21, Inc.	500	195
* #	NuVasive, Inc.	101,952	4,315,628
*	Nuvelo, Inc.	153,281	118,026
* #	NxStage Medical, Inc.	89,205	432,644
*	Odyssey Healthcare, Inc.	100,900	1,100,819
* #	Omnicell, Inc.	83,173	1,104,537
*	Omrix Biopharmaceuticals, Inc.	40,400	734,876
*	Onyx Pharmaceuticals, Inc.	29,153	1,030,267
* #	Opexa Therapeutics, Inc.	1,600	1,920
*	Optimer Pharmaceuticals, Inc.	6,860	50,901
*	OraSure Technologies, Inc.	128,350	698,224
*	Orchid Cellmark, Inc.	88,489	250,424
* #	Ore Pharmaceuticals, Inc.	16,674	32,515
*	Orthologic Corp.	103,463	106,567
* #	Oscient Pharmaceuticals Corp.	33,498	70,346
* #	Osiris Therapeutics, Inc.	19,736	276,501
*	Osteotech, Inc.	52,239	319,703
	Owens & Minor, Inc.	124,900	5,930,252
*	Oxigene, Inc.	93,567	154,386
* #	Pain Therapeutics, Inc.	122,622	996,917
* #	PainCare Holdings, Inc.	122,196	3,055
*	Palatin Technologies, Inc.	129,518	27,199
* #	Palomar Medical Technologies, Inc.	54,994	608,234
*	Panacos Pharmaceuticals, Inc.	139,664	75,419

30

*	Par Pharmaceutical Companies, Inc.	101,300	1,847,712
*	Parexel International Corp.	163,924	4,030,891
*	PDI, Inc.	43,259	356,887
* #	Penwest Pharmaceuticals Co.	69,500	216,840
*	Pharmacopia, Inc.	25,050	107,966
* #	Pharmacyclics, Inc.	63,401	65,303
*	Pharmanet Development Group, Inc.	52,518	886,504
*	PharMerica Corp.	50,210	1,027,799
*	Phase Forward, Inc.	81,182	1,407,696
*	PHC, Inc.	25,248	70,694
*	PhotoMedex, Inc.	53,717	34,433
*	Pipex Pharmaceuticals, Inc.	9,851	9,112
* #	Pozen, Inc.	83,667	1,149,585
* #	Progenics Pharmaceuticals, Inc.	73,000	1,195,740
*	Prospect Medical Holdings, Inc.	18,500	68,080
*	Providence Service Corp.	32,753	866,317
* #	ProxyMed, Inc.	40,279	42,696
*	PSS World Medical, Inc.	186,900	3,405,318
	Psychemedics Corp.	14,625	237,071
*	Psychiatric Solutions, Inc.	103,913	3,789,707
*	QuadraMed Corp.	134,211	273,790
* #	Questcor Pharmaceuticals, Inc.	151,692	772,112
*	Quidel Corp.	91,235	1,557,381
* #	Quigley Corp.	27,442	148,736
* #	RadNet, Inc.	69,127	450,708
*	Regeneration Technologies, Inc.	96,411	959,289
*	Regeneron Pharmaceuticals, Inc.	176,237	3,507,116
*	RegeneRx Biopharmaceuticals, Inc.	16,060	25,857
*	RehabCare Group, Inc.	53,000	899,410
*	Repligen Corp.	88,638	511,441
* #	Repros Therapeutics, Inc.	37,170	368,726
*	Res-Care, Inc.	77,930	1,486,125
*	Retractable Technologies, Inc.	11,000	15,400
*	Rigel Pharmaceuticals, Inc.	71,522	1,669,323
* #	Rochester Medical Corp.	26,138	325,941
*	Rockwell Medical Technologies, Inc.	18,742	114,139
*	Rotech Healthcare, Inc.	12,574	2,200
*	Rural/Metro Corp.	12,052	31,697
* #	RXi Pharmaceuticals Corp.	84	813
*	Salix Pharmaceuticals, Ltd.	139,257	1,069,494
* #	Sangamo BioSciences, Inc.	103,397	1,145,639
*	Santarus, Inc.	155,265	377,294
* #	Savient Pharmaceuticals, Inc.	155,946	4,154,401
*	SciClone Pharmaceuticals, Inc.	142,976	255,927
#	Sciele Pharma, Inc.	99,619	2,182,652
*	SCOLR Pharma, Inc.	25,800	28,380
* #	Seattle Genetics, Inc.	157,435	1,472,017
*	Senesco Technologies, Inc.	15,300	20,655
*	Senomyx, Inc.	84,798	438,406
*	Sequenom, Inc.	103,058	792,516
*	SeraCare Life Sciences, Inc.	42,521	170,084
*	SGX Pharmaceuticals, Inc.	7,200	9,936
* #	Signalife, Inc.	3,100	1,147
* #	Sirona Dental Systems, Inc.	104,044	3,085,945
* #	Somanetics Corp.	38,279	676,773

31

* #	Somaxon Pharmaceuticals, Inc.	27,878	118,482
*	Sonic Innovations, Inc.	85,084	340,336
* #	SonoSite, Inc.	46,645	1,432,934
* #	Sonus Pharmaceuticals, Inc.	4,550	1,547
	Span-American Medical System, Inc.	9,292	111,690
*	Spectranetics Corp.	84,472	920,745
*	Spectrum Pharmaceuticals, Inc.	82,008	147,614
*	SRI/Surgical Express, Inc.	12,700	48,387
*	Staar Surgical Co.	75,100	251,585
* #	StemCells, Inc.	235,825	332,513
* #	Stereotaxis, Inc.	95,609	503,859
	Steris Corp.	175,100	5,296,775
*	Strategic Diagnostics, Inc.	64,014	236,852
*	Sun Healthcare Group, Inc.	120,692	1,733,137
* #	Sunesis Pharmaceuticals, Inc.	10,542	21,084
*	SunLink Health Systems, Inc.	1,048	5,083
* #	Sunrise Senior Living, Inc.	131,030	3,469,674
* #	SuperGen, Inc.	176,232	442,342
* #	SurModics, Inc.	54,092	2,425,485
*	SXC Health Solutions Corp.	3,374	54,962
*	Symmetry Medical, Inc.	87,200	1,291,432
*	Synovis Life Technologies, Inc.	35,439	693,896
* #	Synta Pharmaceuticals Corp.	28,424	198,968
*	Targacept, Inc.	8,700	68,904
* #	Telik, Inc.	145,638	316,034
*	Tercica, Inc.	109,738	467,484
*	The Medicines Co.	160,792	2,942,494
*	Theragenics Corp.	96,500	379,245
* #	Theravance, Inc.	61,441	831,297
*	Third Wave Technologies, Inc.	118,973	1,262,304
*	Thoratec Corp.	147,043	2,430,621
*	Threshold Pharmaceuticals, Inc.	62,403	19,345
*	Titan Pharmaceuticals, Inc.	125,683	192,295
*	Torreypines Therapeutics, Inc.	1,446	1,923
*	Transcend Services, Inc.	100	1,063
#	Trimeris, Inc.	62,478	371,119
*	TriZetto Group, Inc.	137,713	2,956,698
*	U.S. Physical Therapy, Inc.	33,641	577,280
* #	United Therapeutics Corp.	69,758	6,662,587
*	Urologix, Inc.	44,142	56,060
* #	Uroplasty, Inc.	24,291	87,448
	Utah Medical Products, Inc.	13,490	377,720
#	Valeant Pharmaceuticals International	262,887	4,303,460
*	Vanda Pharmaceuticals, Inc.	20,650	96,642
*	Varian, Inc.	80,699	4,477,988
*	Vascular Solutions, Inc.	45,239	291,792
*	Vaxgen, Inc.	7,600	4,712
* #	Vermillion, Inc.	7,108	14,571
*	Via Pharmaceuticals, Inc.	102	230
*	Vical, Inc.	113,923	363,414
* #	ViroPharma, Inc.	195,274	1,872,678
*	Vision-Sciences, Inc.	4,525	22,535
* #	Vital Images, Inc.	48,092	743,021
	Vital Signs, Inc.	36,740	2,086,465
* #	Vivus, Inc.	198,465	1,357,501

32

*	Vnus Medical Technologies	29,484	517,444
*	Volcano Corp.	89,468	1,247,184
	West Pharmaceutical Services, Inc.	91,700	4,349,331
*	Wright Medical Group, Inc.	99,926	2,966,803
*	Xenoport, Inc.	70,751	3,062,103
* #	XOMA, Ltd.	147,210	294,420
	Young Innovations, Inc.	3,462	70,833
*	Zila, Inc.	75,929	18,982
*	Zoll Medical Corp.	56,424	2,045,370
* #	Zymogenetics, Inc.	194,614	1,755,418
Total Health Care			427,988,599

Industrials — (14.6%)
* #	3-D Systems Corp.	54,136	495,886
*	A. T. Cross Co. Class A	38,052	312,407
	A.O. Smith Corp.	64,250	2,322,638
	AAON, Inc.	54,083	1,136,825
*	AAR Corp.	118,483	2,284,352
	ABM Industries, Inc.	139,789	3,051,594
*	Acco Brands Corp.	154,029	2,362,805
*	Accuride Corp.	75,400	584,350
	Aceto Corp.	72,575	571,165
*	Active Power, Inc.	141,686	198,360
	Actuant Corp.	156,556	5,715,860
#	Acuity Brands, Inc.	45,799	2,438,797
#	Administaff, Inc.	83,300	2,325,736
*	AeroCentury Corp.	1,200	13,152
*	Aerosonic Corp.	10,400	35,568
*	Aerovironment, Inc.	4,088	108,659
*	Air Transport Services Group, Inc.	175,716	289,931
*	AirNet Systems, Inc.	20,900	58,311
* #	Airtran Holdings, Inc.	265,329	795,987
	Alamo Group, Inc.	27,905	646,001
*	Alaska Air Group, Inc.	117,407	2,292,959
	Albany International Corp. Class A	74,525	2,579,310
	Alexander & Baldwin, Inc.	33,400	1,719,098
*	Allegiant Travel Co.	21,974	459,257
* #	Allied Defense Group, Inc.	17,800	126,380
*	Altra Holdings, Inc.	7,823	136,277
*	Amerco, Inc.	38,085	2,266,438
	American Ecology Corp.	57,950	1,664,324
*	American Locker Group, Inc.	300	1,125
	American Railcar Industries, Inc.	41,910	877,176
*	American Reprographics Co.	91,375	1,671,249
#	American Science & Engineering, Inc.	26,300	1,347,086
* #	American Superconductor Corp.	103,499	3,651,445
#	American Woodmark Corp.	45,822	1,032,370
	Ameron International Corp.	25,302	2,901,380
	Ampco-Pittsburgh Corp.	30,315	1,414,498
#	Amrep Corp.	20,070	1,003,701
	Angelica Corp.	30,899	670,817
*	APAC Customer Services, Inc.	164,301	234,950
	Apogee Enterprises, Inc.	81,011	1,923,201
* #	Applied Energetics, Inc.	248,886	505,239
	Applied Industrial Technologies, Inc.	102,825	2,828,716

33

	Applied Signal Technologies, Inc.	38,237	591,526
*	Argan, Inc.	483	5,977
*	Argon ST, Inc.	63,425	1,531,080
	Arkansas Best Corp.	68,300	2,538,028
* #	Arotech Corp.	37,820	87,742
	Art’s-Way Manufacturing Co., Inc.	200	4,080
* #	Astec Industries, Inc.	62,395	2,427,789
*	Astronics Corp.	23,286	405,875
*	Atlas Air Worldwide Holding, Inc.	77,065	4,770,324
*	Avalon Holding Corp. Class A	4,950	21,285
*	Axsys Technologies, Inc.	34,573	2,045,339
*	AZZ, Inc.	37,400	1,173,612
	Badger Meter, Inc.	41,895	2,059,139
*	Baker (Michael) Corp.	25,400	570,738
#	Baldor Electric Co.	122,833	4,323,722
*	Baldwin Technology Co., Inc. Class A	28,039	88,323
#	Barnes Group, Inc.	154,669	4,940,128
	Barrett Business Services, Inc.	34,726	456,647
* #	Beacon Roofing Supply, Inc.	70,869	865,310
#	Belden, Inc.	136,500	5,717,985
*	Blount International, Inc.	137,000	1,919,370
#	BlueLinx Holdings, Inc.	72,300	344,148
	Bowne & Co., Inc.	68,860	1,058,378
	Brady Co. Class A	76,176	2,948,773
*	Breeze-Eastern Corp.	17,091	200,392
#	Briggs & Stratton Corp.	141,200	2,082,700
*	BTU International, Inc.	28,642	336,830
* #	Builders FirstSource, Inc.	105,846	774,793
*	Butler International, Inc.	8,000	6,000
#	C&D Technologies, Inc.	84,668	523,248
*	Cano Petroleum, Inc.	81,718	653,744
* #	Capstone Turbine Corp.	292,200	1,098,672
	Carlisle Companies, Inc.	71,588	2,393,187
#	Cascade Corp.	35,700	1,797,852
*	Casella Waste Systems, Inc. Class A	76,289	851,385
*	CBIZ, Inc.	206,495	1,759,337
	CDI Corp.	57,200	1,630,200
*	CECO Environmental Corp.	35,213	223,603
*	Celadon Group, Inc.	68,301	778,631
*	Cenveo, Inc.	153,300	1,790,544
*	Ceradyne, Inc.	77,636	3,348,441
	Champion Industries, Inc.	29,129	141,858
*	Channell Commercial Corp.	7,000	8,400
*	Chart Industries, Inc.	56,497	2,366,659
	Chase Corp.	28,581	535,894
	Chicago Rivet & Machine Co.	200	4,510
	CIRCOR International, Inc.	45,390	2,424,280
	Clarcor, Inc.	146,600	6,365,372
*	Clean Harbors, Inc.	58,564	4,159,801
* #	Coleman Cable, Inc.	14,175	157,343
*	Columbus McKinnon Corp.	53,995	1,539,397
*	Comforce Corp.	8,877	18,198
	Comfort Systems USA, Inc.	116,319	1,545,880
*	Commercial Vehicle Group, Inc.	65,056	906,881
*	Competitive Technologies, Inc.	25,772	76,543

34

	CompX International, Inc.	5,400	36,396
*	COMSYS IT Partners, Inc.	58,256	584,890
*	Conrad Industries, Inc.	6,900	81,075
* #	Consolidated Graphics, Inc.	38,682	2,124,802
#	Con-way, Inc.	51,982	2,537,241
*	Cornell Companies, Inc.	33,100	736,144
*	Corrpro Companies, Inc.	6,875	9,384
* #	CoStar Group, Inc.	54,783	2,569,323
*	Covenant Transport Group Class A	29,155	138,195
*	CPI Aerostructures, Inc.	14,666	115,715
* #	CRA International, Inc.	33,600	1,171,632
	Cubic Corp.	76,295	1,928,738
	Curtiss-Wright Corp.	121,900	6,279,069
	Deluxe Corp.	172,530	3,887,101
*	Devcon International Corp.	3,500	5,250
	Diamond Management & Technology Consultants, Inc.	94,450	500,585
*	Distributed Energy Systems Corp.	94,400	48,163
* #	Document Securities Systems, Inc.	45,540	260,489
*	Dollar Thrifty Automotive Group, Inc.	67,500	945,000
*	Double Eagle Petroleum Co.	16,441	325,861
*	Ducommun, Inc.	30,296	959,474
*	DXP Enterprises, Inc.	15,400	633,556
*	Dynamex, Inc.	31,816	797,627
	Dynamic Materials Corp.	34,950	1,516,131
*	DynCorp International, Inc. Class A	74,019	1,264,985
#	Eagle Bulk Shipping, Inc.	121,867	4,063,046
*	Eagle Test Systems, Inc.	45,870	528,881
	Eastern Co.	20,160	331,733
	Ecology & Environment, Inc. Class A	2,580	29,283
	Electro Rent Corp.	72,456	1,023,079
*	EMCOR Group, Inc.	184,900	5,426,815
	Encore Wire Corp.	66,069	1,496,463
* #	Energy Conversion Devices, Inc.	115,260	7,316,705
* #	Energy Focus, Inc.	33,400	79,492
*	EnerSys	135,500	4,228,955
* #	ENGlobal Corp.	79,900	820,573
	Ennis, Inc.	74,400	1,405,416
*	EnPro Industries, Inc.	57,000	2,285,700
*	Environmental Tectonics Corp.	7,400	17,390
*	ESCO Technologies, Inc.	74,100	3,816,891
	Espey Manufacturing & Electronics Corp.	4,774	108,370
*	Esterline Technologies Corp.	73,200	4,533,276
*	Evercel, Inc.	466	368
* #	Evergreen Solar, Inc.	217,827	2,265,401
* #	Exide Technologies	142,956	2,357,344
*	Exponent, Inc.	42,910	1,399,724
* #	ExpressJet Holdings, Inc.	152,700	309,981
	Federal Signal Corp.	137,000	1,846,760
*	First Advantage Corp.	28,626	574,524
*	First Aviation Services, Inc.	6,000	9,630
* #	Flanders Corp.	74,297	531,967
*	Flow International Corp.	101,278	1,028,984
*	FLYi, Inc.	97	—
*	Fortune Industries, Inc.	454	681
#	Forward Air Corp.	86,900	3,219,645

35

#	Franklin Electric Co., Inc.	65,020	2,633,310
	Freightcar America, Inc.	26,900	1,172,840
* #	Frontier Airlines Holdings, Inc.	84,304	19,811
	Frozen Food Express Industries, Inc.	50,882	401,968
* #	Fuel Tech, Inc.	36,200	920,928
* #	FuelCell Energy, Inc.	188,825	1,912,797
*	Furmanite Corp.	100,570	912,170
	G & K Services, Inc. Class A	61,302	2,144,957
*	Gardner Denver Machinery, Inc.	31,176	1,654,199
	GATX Corp.	52,690	2,598,144
*	Gehl Co.	35,350	565,600
#	Genco Shipping & Trading, Ltd.	57,160	4,014,918
	Gencorp, Inc.	162,611	1,352,924
	General Employment Enterprises, Inc.	4,817	5,010
*	Genesee & Wyoming, Inc.	108,675	4,436,114
*	GeoEye, Inc.	36,948	629,963
*	GeoPetro Resources Co.	1,961	4,844
*	Global Cash Access, Inc.	116,200	830,830
*	Global Payment Technologies, Inc.	3,600	900
	Gorman-Rupp Co.	47,868	2,101,405
*	GP Strategies Corp.	48,452	482,582
* #	Graftech International, Ltd.	289,900	7,653,360
	Graham Corp.	7,395	506,114
#	Granite Construction, Inc.	55,600	2,027,176
#	Greenbrier Companies, Inc.	49,200	1,291,500
*	Griffon Corp.	85,280	770,931
	Hardinge, Inc.	31,360	440,608
*	Hawaiian Holdings, Inc.	139,175	1,018,761
#	Healthcare Services Group, Inc.	121,163	2,137,315
#	Heartland Express, Inc.	277,941	4,280,291
#	Heico Corp.	61,600	3,124,968
	Heico Corp. Class A	43,263	1,714,080
	Heidrick & Struggles International, Inc.	50,907	1,458,486
*	Henry Bros. Electronics, Inc.	13,944	89,242
*	Herley Industries, Inc.	39,662	637,368
	Herman Miller, Inc.	113,270	2,809,096
*	Hexcel Corp.	258,613	6,842,900
*	Hill International, Inc.	90,932	1,468,552
*	Hirsch International Corp. Class A	3,200	4,928
	Hi-Shear Technology Corp.	21,962	260,250
#	HNI Corp.	80,059	2,007,880
* #	Hoku Scientific, Inc.	29,300	225,610
#	Horizon Lines, Inc. Class A	70,596	887,392
#	Houston Wire & Cable Co.	27,902	602,125
* #	HQ Sustainable Maritime Industries, Inc.	22,977	352,697
*	Hub Group, Inc. Class A	111,376	4,018,446
*	Hudson Highland Group, Inc.	75,100	941,003
*	Hudson Technologies, Inc.	3,900	12,870
* #	Hurco Companies, Inc.	18,760	679,675
*	Huron Consulting Group, Inc.	38,410	2,058,392
*	Huttig Building Products, Inc.	65,980	154,393
*	ICT Group, Inc.	45,473	482,014
*	II-VI, Inc.	84,004	3,285,396
	IKON Office Solutions, Inc.	312,160	3,774,014
*	Industrial Distribution Group, Inc.	23,806	287,576

36

* #	Innerworkings, Inc.	72,315	927,801
*	Innotrac Corp.	16,000	65,440
* #	Innovative Solutions & Support, Inc.	50,930	394,198
*	Insituform Technologies, Inc. Class A	77,119	1,422,074
	Insteel Industries, Inc.	50,900	815,927
* #	Integrated Electrical Services, Inc.	45,733	835,085
* #	InterDigital, Inc.	142,197	3,553,503
*	Interline Brands, Inc.	64,930	1,159,650
*	International Shipholding Corp.	13,100	311,518
*	Intersections, Inc.	50,270	471,533
* #	JetBlue Airways Corp.	55,068	218,620
*	JPS Industries, Inc.	8,700	62,205
*	Kadant, Inc.	30,780	822,749
	Kaman Corp. Class A	70,600	1,828,540
#	Kaydon Corp.	78,212	4,779,535
	Kelly Services, Inc. Class A	87,766	1,843,086
*	Kenexa Corp.	70,109	1,411,995
*	Key Technology, Inc.	14,402	526,681
*	Kforce, Inc.	113,255	1,047,609
#	Knight Transportation, Inc.	238,279	4,350,975
	Knoll, Inc.	97,400	1,444,442
*	Korn/Ferry International	122,020	2,049,936
*	K-Tron International, Inc.	9,527	1,303,103
*	L.B. Foster Co. Class A	9,200	314,916
	L.S. Starrett Co. Class A	6,700	152,626
*	LaBarge, Inc.	45,910	606,012
*	Ladish Co., Inc.	41,600	1,352,416
	Lawson Products, Inc.	23,874	620,485
*	Layne Christensen Co.	44,028	2,251,152
*	Learning Tree International, Inc.	50,681	897,054
*	LECG Corp.	73,900	746,390
*	LGL Group, Inc.	4,660	34,018
#	Lindsay Corp.	34,200	3,591,000
*	LMI Aerospace, Inc.	33,541	697,653
	LSI Industries, Inc.	59,670	634,889
*	Lydall, Inc.	36,100	553,774
* #	M&F Worldwide Corp.	55,800	1,997,082
*	Mac-Gray Corp.	25,646	269,796
*	Magnetek, Inc.	93,178	419,301
*	MAIR Holdings, Inc.	51,616	216,787
*	Manitex International, Inc.	6,890	37,275
*	Marten Transport, Ltd.	60,882	1,091,005
	Maxco, Inc.	3,000	11,250
	McGrath Rentcorp.	72,714	2,009,088
*	Meadow Valley Corp.	2,300	24,104
*	Media Sciences International, Inc.	2,800	8,120
* #	Medialink Worldwide, Inc.	20,206	20,610
*	Merrimac Industries, Inc.	2,960	20,572
* #	Mesa Air Group, Inc.	102,335	73,681
* #	Metalline Mining Co.	7,345	14,910
	Met-Pro Corp.	42,138	568,020
*	MFRI, Inc.	19,687	306,920
* #	Microvision, Inc.	135,419	468,550
* #	Middleby Corp.	37,974	2,167,936
* #	Milacron, Inc.	14,030	17,958

37

* #	Millennium Cell, Inc.	39,488	1,738
*	Miller Industries, Inc.	34,580	386,950
	Mine Safety Appliances Co.	103,000	4,247,720
*	Misonix, Inc.	21,400	77,040
*	Mobile Mini, Inc.	98,930	2,391,138
*	Modtech Holdings, Inc.	49,050	10,781
*	Moog, Inc. Class A	102,846	4,663,038
*	Moog, Inc. Class B	6,550	296,388
*	MTC Technologies, Inc.	48,178	1,148,082
	Mueller Industries, Inc.	102,145	3,655,770
	Mueller Water Products, Inc.	38,100	385,953
#	Mueller Water Products, Inc. Class B	91,200	902,880
	Multi-Color Corp.	35,280	784,980
	NACCO Industries, Inc. Class A	9,645	837,765
*	Nashua Corp.	7,100	67,024
*	National Patent Development Corp.	13,860	31,878
*	National Technical Systems, Inc.	20,700	114,885
*	Navigant Consulting, Inc.	152,300	3,068,845
*	NCI Building Systems, Inc.	54,100	1,690,084
	Nordson Corp.	96,650	6,944,303
*	North America Galvanizing & Coatings, Inc.	34,443	264,867
* #	Odyssey Marine Exploration, Inc.	140,567	690,184
*	Old Dominion Freight Line, Inc.	103,422	3,121,276
#	Omega Flex, Inc.	24,600	441,078
*	On Assignment, Inc.	107,814	899,169
*	Orbit International Corp.	1,977	13,819
*	Orbital Sciences Corp.	170,552	4,427,530
*	P.A.M. Transportation Services, Inc.	29,819	437,147
	Pacer International, Inc.	51,999	1,167,898
*	Paragon Technologies, Inc.	9,200	60,168
*	Park-Ohio Holdings Corp.	31,335	470,652
*	Patrick Industries, Inc.	8,995	65,304
*	Patriot Transportation Holding, Inc.	9,421	846,759
*	Peerless Manufacturing Co.	21,748	1,010,412
*	Pemco Aviation Group Inc	2,150	4,881
*	Perini Corp.	73,400	2,825,166
*	PHH Corp.	139,700	2,630,551
*	Pike Electric Corp.	66,670	1,039,385
* #	Pinnacle Airlines Corp.	64,200	417,942
*	Plug Power, Inc.	195,043	612,435
* #	Point Blank Solutions, Inc.	116,800	367,920
	Portec Rail Products, Inc.	18,625	226,294
*	Powell Industries, Inc.	33,383	1,784,989
*	Power-One, Inc.	268,380	815,875
	Preformed Line Products Co.	10,107	510,606
* #	Protection One, Inc.	13,795	117,395
	Providence & Worcester Railroad Co.	3,900	78,000
*	Quality Distribution, Inc.	57,500	201,250
*	Quanex Building Products Corp.	98,872	1,740,147
	Quipp, Inc.	1,400	7,280
	Quixote Corp.	25,340	258,468
	Raven Industries, Inc.	51,630	1,949,033
*	RBC Bearings, Inc.	42,375	1,596,690
*	RCM Technologies, Inc.	36,854	159,209
	Regal-Beloit Corp.	88,304	4,106,136

38

*	Republic Airways Holdings, Inc.	123,334	1,502,208
	Resources Connection, Inc.	137,136	2,881,227
	Robbins & Myers, Inc.	101,100	4,093,539
	Rollins, Inc.	306,575	4,877,608
*	Rush Enterprises, Inc. Class A	73,216	1,184,635
*	Rush Enterprises, Inc. Class B	37,831	568,978
*	Saia, Inc.	33,054	459,781
	Schawk, Inc.	73,460	1,229,720
*	School Specialty, Inc.	59,658	1,872,665
*	Schuff International, Inc.	6,700	187,600
	Servidyne, Inc.	330	2,010
	Servotronics, Inc.	6,714	106,685
*	SIFCO Industries, Inc.	18,330	235,541
*	Simclar, Inc.	6,300	21,672
#	Simpson Manufacturing Co., Inc.	133,541	3,522,812
	Skywest, Inc.	171,073	2,644,789
*	SL Industries, Inc.	10,946	160,906
*	SmartPros, Ltd.	10,300	39,140
*	SPACEHAB, Inc.	1,822	1,075
*	Sparton Corp.	10,593	48,728
*	Spherion Corp.	139,620	702,289
*	Spherix, Inc.	46,095	47,478
* #	Spire Corp.	24,326	349,808
*	Standard Parking Corp.	54,871	1,176,434
	Standard Register Co.	70,400	836,352
	Standex International Corp.	35,700	737,205
*	Stanley, Inc.	22,400	706,944
	Steelcase, Inc. Class A	173,091	2,180,947
*	Sterling Construction Co., Inc.	30,600	608,634
	Sun Hydraulics, Inc.	45,203	1,813,092
*	Superior Essex, Inc.	56,618	2,462,883
	Supreme Industries, Inc.	15,608	72,733
* #	Synutra International, Inc.	10,986	360,451
	Sypris Solutions, Inc.	52,947	237,732
*	SYS Technologies	39,525	96,836
	TAL International Group, Inc.	65,150	1,750,581
*	Taleo Corp. Class A	49,282	975,291
* #	Taser International, Inc.	178,500	1,254,855
*	Team, Inc.	43,700	1,400,148
*	TeamStaff, Inc.	4,425	10,178
	Tech/Ops Sevcon, Inc.	9,755	72,187
	Technology Research Corp.	18,750	56,250
	Tecumseh Products Co. Class A	36,840	1,286,084
*	Tecumseh Products Co. Class B	200	6,050
*	Teledyne Technologies, Inc.	100,500	5,595,840
*	TeleTech Holdings, Inc.	132,881	3,433,645
	Tennant Co.	52,000	1,828,840
*	Tetra Tech, Inc.	160,796	4,251,446
*	The Advisory Board Co.	59,897	2,765,444
*	The Geo Group, Inc.	142,900	3,285,271
	Thomas Group, Inc.	8,400	21,588
	Titan International, Inc.	74,900	2,960,797
	Todd Shipyards Corp.	19,568	286,476
#	Toro Co.	76,854	3,003,454
*	Trailer Bridge, Inc.	8,400	51,912

39

*	TransDigm Group, Inc.	63,782	2,780,895
*	TRC Companies, Inc.	57,796	299,383
	Tredegar Industries, Inc.	91,191	1,332,301
* #	Trex Co., Inc.	45,600	510,720
	Triumph Group, Inc.	43,975	2,734,805
* #	TRM Corp.	53,100	13,275
*	TrueBlue, Inc.	147,800	2,151,968
*	Tufco Technologies, Inc.	4,700	31,020
*	TurboChef Technologies, Inc.	87,238	587,112
	Twin Disc, Inc.	33,180	630,420
*	U.S. Home Systems, Inc.	26,949	126,660
*	Ultralife Batteries, Inc.	43,430	548,521
*	United Rentals, Inc.	4,500	92,655
*	United Stationers, Inc.	79,909	3,383,347
	Universal Forest Products, Inc.	52,405	1,778,102
*	Universal Security Instruments, Inc.	7,249	46,031
*	Universal Truckload Services, Inc.	29,500	718,620
*	UQM Technologies, Inc.	81,800	206,954
*	USA Truck, Inc.	30,535	390,237
* #	Valence Technology, Inc.	19,099	77,351
#	Valmont Industries, Inc.	51,250	5,885,550
*	Valpey Fisher Corp.	6,435	26,705
*	Versar, Inc.	24,600	127,920
	Viad Corp.	64,799	2,137,071
#	Vicor Corp.	78,212	883,013
*	Volt Information Sciences, Inc.	73,650	1,101,804
	VSE Corp.	17,700	608,349
	Wabash National Corp.	90,200	773,916
	Wabtec Corp.	133,700	6,226,409
* #	Waste Connections, Inc.	96,050	3,153,322
#	Watsco, Inc. Class A	67,100	3,120,150
	Watsco, Inc. Class B	1,800	83,250
	Watson Wyatt & Co. Holdings	78,600	4,603,602
#	Watts Water Technologies, Inc.	86,680	2,458,245
*	WCA Waste Corp.	51,195	282,084
#	Werner Enterprises, Inc.	213,184	4,037,705
*	WESCO International, Inc.	74,464	3,299,500
*	Westaff, Inc.	43,832	89,417
*	Willdan Group, Inc.	1,800	9,720
*	Willis Lease Finance Corp.	16,895	186,183
	Woodward Governor Co.	201,914	8,131,077
	WSI Industries, Inc.	1,900	23,009
*	Zareba Systems, Inc.	300	747
Total Industrials			564,998,110

Information Technology — (14.7%)
*	3Com Corp.	371,557	936,324
* #	8X8, Inc.	16,900	19,604
*	Acacia Research-Acacia Technologies	82,560	448,301
* #	Access Integrated Technologies, Inc.	67,000	144,050
* #	ACI Worldwide, Inc.	104,139	1,813,060
*	Acme Packet, Inc.	13,579	122,347
*	Acorn Factor, Inc.	6,600	42,702
*	Actel Corp.	77,235	1,324,580
*	ActivIdentity Corp.	146,125	414,995

40

*	Actuate Corp.	184,566	915,447
	Acxiom Corp.	77,999	1,144,245
*	Adaptec, Inc.	351,400	1,135,022
*	ADC Telecommunications, Inc.	200,042	3,148,661
*	ADDvantage Technologies Group, Inc.	22,174	81,600
* #	Adept Technology, Inc.	15,103	126,714
	Adtran, Inc.	220,532	5,489,041
*	Advanced Analogic Technologies, Inc.	135,729	947,388
*	Advanced Energy Industries, Inc.	128,364	2,033,286
* #	Advanced Photonix, Inc.	20,800	29,120
* #	Advent Software, Inc.	80,615	3,464,027
*	Aehr Test Systems	18,519	161,856
*	Aetrium, Inc.	32,893	102,955
	Agilysys, Inc.	78,888	823,591
*	Airspan Networks, Inc.	124,100	110,201
* ●	Allen Organ Co.	800	7,270
	Alliance Semiconductor Corp.	47,150	44,793
*	Allied Motion Technologies, Inc.	2,800	15,204
* #	American Commercial Lines, Inc.	142,183	2,181,087
	American Software, Inc. Class A	74,349	486,242
*	Amkor Technology, Inc.	363,611	3,876,093
* #	Ampex Corp. Class A	5,725	1,431
*	Amtech Systems, Inc.	24,270	238,574
* #	Anadigics, Inc.	168,200	2,078,952
*	Analysts International Corp.	58,605	101,973
*	Anaren, Inc.	50,097	651,762
*	Ansoft Corp.	67,728	2,470,717
*	Apogee Technology, Inc.	3,600	2,934
*	Applied Digital Solutions, Inc.	171,192	145,513
*	Applied Micro Circuits Corp.	200,114	1,963,118
* #	Ariba, Inc.	220,857	3,277,518
* #	Arris Group, Inc.	377,119	3,529,834
*	Art Technology Group, Inc.	406,364	1,523,865
*	ASA International, Ltd.	640	2,496
* #	Ascendia Brands, Inc.	32,095	963
*	Aspen Technology, Inc.	279,189	4,020,322
*	Astea International, Inc.	2,800	9,744
	Astro-Med, Inc.	13,564	135,640
*	Asyst Technologies, Inc.	156,000	553,800
* #	Atari, Inc.	26,708	43,801
* #	Atheros Communications	156,996	5,246,806
	Atlantic Tele-Network, Inc.	30,383	910,275
*	Atmel Corp.	214,274	957,805
*	ATMI, Inc.	100,833	3,017,932
*	Authentidate Holding Corp.	97,700	49,827
*	Autobytel, Inc.	132,745	221,684
* #	Avanex Corp.	400,848	473,001
* #	Avid Technology, Inc.	122,163	2,621,618
*	Aviza Technology, Inc.	67,330	36,358
*	Avocent Corp.	137,465	2,712,184
*	Aware, Inc.	78,492	284,141
*	Axcelis Technologies, Inc.	307,496	1,755,802
*	Axesstel, Inc.	35,283	28,579
*	AXS-One, Inc.	74,400	26,040
*	AXT, Inc.	98,090	453,176

41

* #	Bankrate, Inc.	56,957	2,876,329
* #	BearingPoint, Inc.	586,461	797,587
	Bel Fuse, Inc. Class A	8,710	266,962
	Bel Fuse, Inc. Class B	27,943	731,827
*	Bell Industries, Inc.	8,500	1,828
*	Bell Microproducts, Inc.	94,771	251,143
*	Benchmark Electronics, Inc.	192,292	3,417,029
*	BigBand Networks, Inc.	91,472	484,802
*	Bitstream, Inc.	7,200	45,216
	Black Box Corp.	47,702	1,369,047
	Blackbaud, Inc.	90,052	2,130,630
* #	Blackboard, Inc.	90,064	3,411,624
*	Blonder Tongue Laboratories, Inc.	9,200	11,132
*	Blue Coat Systems, Inc.	85,172	1,543,317
	Bogen Communications International, Inc.	11,900	56,228
*	Bookham, Inc.	231,616	470,180
* #	Borland Software Corp.	224,887	317,091
*	Bottomline Technologies, Inc.	71,639	712,808
*	Brightpoint, Inc.	182,720	1,799,792
* #	BroadVision, Inc.	460,206	469,410
*	Brooks Automation, Inc.	216,134	2,202,405
*	BSQUARE Corp.	31,968	152,487
* #	Cabot Microelectronics Corp.	68,424	2,538,530
*	CACI International, Inc. Class A	59,446	3,029,963
*	CalAmp Corp.	71,958	180,615
*	California Micro Devices Corp.	75,197	268,453
*	Callidus Software, Inc.	58,904	358,136
*	CallWave, Inc.	64,800	157,464
	CAM Commerce Solutions, Inc.	9,700	351,431
*	Captaris, Inc.	89,978	392,304
*	Cascade Microtech, Inc.	12,510	98,204
#	Cass Information Systems, Inc.	13,637	433,247
*	Catalyst Semiconductor, Inc.	52,102	234,459
*	Catapult Communications Corp.	45,691	336,743
*	Centillium Communications, Inc.	114,489	91,591
*	CEVA, Inc.	64,067	536,241
*	Checkpoint Systems, Inc.	113,800	2,955,386
*	Cherokee International Corp.	62,569	181,450
*	Chordiant Software, Inc.	101,200	649,704
*	Ciber, Inc.	154,712	1,086,078
*	Ciprico, Inc.	11,397	18,463
*	Cirrus Logic, Inc.	250,090	1,640,590
*	Clarus Corp.	32,100	192,600
*	Clearfield, Inc.	11,200	16,800
	CLST Holdings, Inc.	23,918	8,730
*	CMGI, Inc.	72,221	1,081,871
*	CNET Networks, Inc.	553,785	6,340,838
* #	Cogent, Inc.	149,516	1,789,707
	Cognex Corp.	127,840	3,561,622
*	Coherent, Inc.	81,993	2,481,928
	Cohu, Inc.	65,598	1,122,382
*	Comarco, Inc.	24,656	79,392
# ●	Commerce One, Inc.	45,000	—
	Communications Systems, Inc.	13,550	149,728
*	Commvault Systems, Inc.	38,931	681,682

42

*	Computer Task Group, Inc.	47,700	238,977
*	Comtech Telecommunications Corp.	68,300	3,162,290
*	Concur Technologies, Inc.	112,683	4,132,086
*	Concurrent Computer Corp.	189,900	131,031
* #	Conexant Systems, Inc.	597,878	275,024
* #	Convera Corp.	125,374	174,270
*	CPI International, Inc.	39,368	479,896
*	Cray, Inc.	22,502	140,187
*	Credence Systems Corp.	333,398	360,070
*	CSG Systems International, Inc.	129,232	1,716,201
*	CSP, Inc.	8,385	49,220
	CTS Corp.	82,559	898,242
*	CVD Equipment Corp.	11,029	34,852
*	Cyberoptics Corp.	27,611	247,395
*	Cybersource Corp.	197,588	3,835,183
* #	Cymer, Inc.	118,986	3,679,047
#	Daktronics, Inc.	114,316	2,308,040
*	Data I/O Corp.	7,300	42,997
*	Datalink Corp.	31,600	150,100
	Dataram Corp.	27,130	88,173
*	DataTRAK International, Inc.	6,800	4,182
*	Datawatch Corp.	3,832	10,078
*	DDi Corp.	736	4,607
* #	DealerTrack Holdings, Inc.	77,922	1,639,479
*	Delphax Technologies, Inc.	6,100	1,220
*	Digi International, Inc.	76,826	692,971
*	Digimarc Corp.	63,965	710,651
*	Digital River, Inc.	68,560	2,746,514
* #	Diodes, Inc.	108,058	3,050,477
*	Ditech Networks, Inc.	109,212	259,925
*	Dot Hill Systems Corp.	129,578	388,734
*	DSP Group, Inc.	83,000	692,220
*	DTS, Inc.	53,089	1,778,482
*	Dycom Industries, Inc.	119,366	2,047,127
*	Dynamics Research Corp.	27,808	298,102
*	EarthLink, Inc.	365,297	3,506,851
*	Easylink Services International Corp.	3,800	10,944
* #	Echelon Corp.	120,810	1,783,156
*	EDGAR Online, Inc.	83,111	191,155
*	Edgewater Technology, Inc.	39,155	201,257
*	EFJ, Inc.	73,494	108,771
*	Elecsys Corp.	6,001	34,206
*	Electro Scientific Industries, Inc.	83,396	1,317,657
* #	Electroglas, Inc.	60,300	113,364
*	Electronics for Imaging, Inc.	162,317	2,689,593
* #	Elixir Gaming Technologies, Inc.	282,714	412,762
* #	eLoyalty Corp.	29,189	244,020
* #	EMCORE Corp.	154,350	1,213,191
*	EMS Technologies, Inc.	44,168	1,209,320
*	Emulex Corp.	241,300	3,383,026
*	En Pointe Technologies, Inc.	6,100	14,396
*	Endwave Corp.	36,900	252,396
* #	Enliven Marketing Technologies Corp.	83,787	77,922
*	Entegris, Inc.	371,794	2,859,096
*	Entertainment Distribution Co., Inc.	206,577	92,960

43

*	Entorian Technologies, Inc.	145,395	152,665
*	Entrust, Inc.	180,989	506,769
*	Epicor Software Corp.	165,222	1,417,605
*	EPIQ Systems, Inc.	84,049	1,385,968
*	ePlus, Inc.	24,690	293,811
*	ESS Technology, Inc.	105,900	169,440
* #	Euronet Worldwide, Inc.	110,036	2,152,304
*	Evans & Sutherland Computer Corp.	11,943	11,107
*	Evolving Systems, Inc.	11,000	25,630
*	Exar Corp.	118,838	934,067
*	Excel Technology, Inc.	28,972	753,851
*	Extreme Networks, Inc.	340,314	1,106,021
	Fair Isaac Corp.	83,173	2,101,782
*	Fairchild Semiconductor Corp. Class A	163,972	2,459,580
* #	FalconStor Software, Inc.	140,405	1,255,221
* #	Faro Technologies, Inc.	41,970	1,203,280
*	FEI Co.	99,154	2,324,170
* #	Finisar Corp.	915,918	1,685,289
*	Forgent Networks, Inc.	67,680	37,224
* #	FormFactor, Inc.	95,834	2,092,056
*	Forrester Research, Inc.	65,587	1,981,383
* #	FortuNet, Inc.	10,094	63,693
	Frequency Electronics, Inc.	18,800	125,960
*	FSI International, Inc.	90,939	159,143
* #	Gartner Group, Inc.	88,200	1,921,878
*	Gerber Scientific, Inc.	63,000	630,630
	Gevity HR, Inc.	80,810	603,651
*	Giga-Tronics, Inc.	4,500	6,188
*	Globecomm Systems, Inc.	37,253	361,727
* #	Glu Mobile, Inc.	100	493
*	Goldleaf Financial Solutions, Inc.	57,085	117,024
*	Greenfield Online, Inc.	74,200	945,308
*	GSE Systems, Inc.	38,896	334,506
*	GSI Technology, Inc.	1,900	7,809
*	GTSI Corp.	31,222	240,097
*	Guidance Software, Inc.	37,774	377,362
*	Hackett Group, Inc.	139,433	736,206
*	Halifax Corp.	1,000	400
*	Harmonic, Inc.	232,347	2,235,178
*	Harris Stratex Networks, Inc. Class A	72,616	816,204
*	Hauppauge Digital, Inc.	32,457	74,651
#	Heartland Payment Systems, Inc.	107,197	2,766,755
*	hi/fn, Inc.	45,100	228,206
*	Hittite Microwave Corp.	90,710	3,623,865
*	Hughes Communications, Inc.	16,525	766,595
*	Hutchinson Technology, Inc.	77,500	1,116,000
*	Hypercom Corp.	168,500	820,595
*	I.D. Systems, Inc.	33,870	249,283
* #	i2 Technologies, Inc.	62,200	746,400
	iBasis, Inc.	124,863	418,291
*	Ibis Technology Corp.	27,000	7,020
*	iCAD, Inc.	3,500	12,880
*	iGATE Capital Corp.	151,665	1,296,736
* #	iGo, Inc.	96,612	125,596
*	Ikanos Communications	49,350	175,686

44

* #	ImageWare Systems, Inc.	45,400	24,970
*	I-many, Inc.	110,892	112,001
	Imation Corp.	98,801	2,584,634
#	Imergent, Inc.	37,362	429,663
*	Immersion Corp.	75,600	647,892
*	InFocus Corp.	123,013	210,352
*	Informatica Corp.	257,957	4,643,226
	InfoSpace, Inc.	89,946	821,207
	infoUSA, Inc.	128,949	723,404
*	Innodata Isogen, Inc.	70,793	221,582
*	Innovex, Inc.	51,200	38,400
*	InPlay Technologies, Inc.	9,800	4,900
*	Insight Enterprises, Inc.	130,041	1,742,549
*	Insightful Corp.	6,100	11,590
*	InsWeb Corp.	1,533	15,330
	Integral Systems, Inc.	32,175	1,273,808
*	Integrated Silicon Solution, Inc.	74,354	453,559
*	Intelli-Check, Inc.	39,587	107,281
*	Intelligent Systems Corp.	14,381	47,457
*	Intelligroup, Inc.	29,800	50,660
*	Interactive Intelligence, Inc.	49,241	641,610
*	Interlink Electronics, Inc.	33,400	26,720
* #	Intermec, Inc.	177,800	4,018,280
* #	Internap Network Services Corp.	140,500	740,435
*	International Rectifier Corp.	56,500	1,309,670
*	Internet Brands, Inc.	17,300	122,657
*	Internet Capital Group, Inc.	112,131	1,128,038
*	Interphase Corp.	19,339	71,941
*	Intervoice, Inc.	112,807	728,733
*	Interwoven, Inc.	139,023	1,864,298
*	Intest Corp.	27,232	48,881
*	Intevac, Inc.	62,436	718,014
*	IntriCon Corp.	15,310	119,418
*	INX, Inc.	10,200	128,826
*	Iomega Corp.	162,195	622,829
*	iPass, Inc.	146,989	316,026
*	iPCS, Inc.	30,602	918,060
*	IPG Photonics Corp.	14,331	287,910
*	Iteris, Inc.	65,196	194,284
*	Ixia	174,828	1,414,359
*	IXYS Corp.	98,524	1,148,790
*	j2 Global Communications, Inc.	139,864	3,709,193
*	Jaco Electronics, Inc.	6,475	8,353
*	JDA Software Group, Inc.	71,012	1,448,645
*	Jupitermedia Corp.	105,569	196,358
	Keithley Instruments, Inc.	45,870	469,709
*	Kemet Corp.	204,523	824,228
*	Key Tronic Corp.	29,877	107,557
*	Keynote Systems, Inc.	33,400	450,900
*	Kintera, Inc.	44,436	47,991
*	Kopin Corp.	200,510	607,545
*	Kratos Defense & Security Solutions, Inc.	177,204	345,548
*	Kulicke & Soffa Industries, Inc.	169,286	1,198,545
*	KVH Industries, Inc.	40,428	355,766
* #	L-1 Identity Solutions, Inc.	206,539	3,263,316

45

*	Lantronix, Inc.	14,000	12,057
*	LaserCard Corp.	35,724	261,500
*	Lattice Semiconductor Corp.	331,183	1,179,011
* #	Lawson Software, Inc.	562,760	4,907,267
*	Leadis Technolgies, Inc.	6,400	10,688
*	LeCroy Corp.	36,864	318,874
*	LightPath Technologies, Inc.	1,850	3,127
*	Lionbridge Technologies, Inc.	163,246	396,688
*	Littlefuse, Inc.	65,856	2,488,698
*	Logic Devices, Inc.	6,400	6,784
*	LogicVision, Inc.	19,976	29,964
*	Logility, Inc.	40,957	269,497
*	LoJack Corp.	54,500	504,125
*	LookSmart, Ltd.	74,072	320,732
*	Loral Space & Communications, Inc.	61,243	1,187,502
*	LTX Corp.	186,096	547,122
* #	Lumera Corp.	60,684	61,898
*	Luna Innovations, Inc.	21,588	169,034
*	Macrovision Solutions Corp.	272,623	3,688,589
*	Magma Design Automation, Inc.	111,283	840,187
*	Management Network Group, Inc.	72,722	120,719
*	Manhattan Associates, Inc.	78,562	1,995,475
*	ManTech International Corp. Class A	55,900	2,819,037
#	Marchex, Inc. Class B	85,831	1,134,686
*	Mastec, Inc.	189,250	2,231,258
*	Mattson Technology, Inc.	164,545	826,016
	Maximus, Inc.	62,100	2,283,417
* #	Maxwell Technologies, Inc.	47,979	654,913
*	MDI, Inc.	9,933	4,571
* #	Mechanical Technology, Inc.	10,758	34,426
*	MedQuist, Inc.	15,960	144,837
*	Mentor Graphics Corp.	242,586	2,826,127
*	Mercury Computer Systems, Inc.	64,100	568,567
*	Merix Corp.	55,793	139,483
	Mesa Laboratories, Inc.	10,980	220,588
	Methode Electronics, Inc.	104,520	1,195,709
	Micrel, Inc.	217,157	2,084,707
* #	Microsemi Corp.	202,902	5,559,515
*	MicroStrategy, Inc.	27,500	2,189,275
*	Microtune, Inc.	156,747	655,202
* #	Midway Games, Inc.	279,700	615,340
* #	Mindspeed Technologies, Inc.	353,770	290,091
*	MIPS Technologies, Inc.	133,600	510,352
*	MIVA, Inc.	107,512	182,770
*	MKS Instruments, Inc.	163,107	3,842,801
	Mocon, Inc.	19,009	207,388
*	Moldflow Corp.	34,512	759,264
*	Monolithic Power Systems	89,119	2,159,353
* #	MoSys, Inc.	101,524	507,620
* #	Motive, Inc.	22,900	31,373
*	MPS Group, Inc.	279,900	3,213,252
* #	MRV Communications, Inc.	416,011	740,500
*	MSC. Software Corp.	125,777	1,555,861
*	MTM Technologies, Inc.	4,600	1,334
	MTS Systems Corp.	52,187	1,974,756

46

* #	Multi-Fineline Electronix, Inc.	67,572	1,354,819
*	Nanometrics, Inc.	44,426	350,521
*	Napco Security Systems, Inc.	58,560	269,376
*	Napster, Inc.	3,129	4,850
*	NCI, Inc.	15,483	325,143
* #	NeoMagic Corp.	43,418	32,564
* #	Neonode, Inc.	680	639
*	NETGEAR, Inc.	99,193	1,883,675
* #	Netlogic Microsystems, Inc.	58,678	2,215,681
*	NetManage, Inc.	28,694	204,014
*	NetScout Systems, Inc.	90,350	1,148,349
*	Network Engines, Inc.	117,477	149,196
* #	Network Equipment Technologies, Inc.	84,300	412,227
*	Newport Corp.	115,412	1,544,213
	NIC, Inc.	184,065	1,501,970
*	NMS Communications Corp.	149,300	173,188
*	Novatel Wireless, Inc.	86,502	891,836
*	Nu Horizons Electronics Corp.	42,055	241,816
*	NumereX Corp. Class A	46,751	354,840
* #	NYFIX, Inc.	69,114	274,383
	O.I. Corp.	3,540	41,489
* #	Oculus Innovative Sciences, Inc.	24,568	98,026
* #	Omniture, Inc.	121,725	3,000,521
* #	OmniVision Technologies, Inc.	134,900	2,185,380
*	Omtool, Ltd.	3,470	10,063
* #	On2 Technologies, Inc.	262,300	225,578
*	Online Resources Corp.	73,670	714,599
*	Onvia, Inc.	15,469	86,008
	Openwave Systems, Inc.	294,252	582,619
*	Oplink Communications, Inc.	61,500	681,420
*	OPNET Technologies, Inc.	63,011	595,454
*	OPTi, Inc.	11,000	30,580
*	Optical Cable Corp.	13,800	87,078
*	Optium Corp.	5,920	65,120
* #	Orbcomm, Inc.	43,411	268,714
*	Orthovita, Inc.	70,360	175,900
*	OSI Systems, Inc.	43,500	1,096,635
*	Overland Storage, Inc.	39,267	41,230
*	OYO Geospace Corp.	19,011	1,072,601
*	Packeteer, Inc.	102,448	727,381
* #	Palm, Inc.	241,996	1,466,496
*	PAR Technology Corp.	30,269	284,529
*	Parametric Technology Corp.	220,413	4,139,356
	Park Electrochemical Corp.	56,150	1,659,233
* #	Parkervision, Inc.	72,886	813,408
*	PC Connection, Inc.	81,741	890,159
	PC-Tel, Inc.	64,900	641,861
*	PDF Solutions, Inc.	85,956	484,792
*	Peerless Systems Corp.	22,500	45,900
	Pegasystems, Inc.	98,767	1,216,809
*	Perceptron, Inc.	21,468	186,128
*	Perficient, Inc.	86,237	914,975
*	Performance Technologies, Inc.	36,600	202,764
*	Pericom Semiconductor Corp.	68,136	1,276,869
*	Perot Systems Corp.	156,465	2,584,802

47

*	Pervasive Software, Inc.	66,787	311,895
*	Pfsweb, Inc.	32,042	30,119
*	Phoenix Technologies, Ltd.	69,036	738,685
*	Photon Dynamics, Inc.	48,189	612,964
*	Photon Dynamics, Inc.	15,922	159,538
*	Photronics, Inc.	116,926	1,049,995
*	Pinnacle Data Systems, Inc.	4,400	6,952
*	Pixelworks, Inc.	44,400	32,412
*	Planar Systems, Inc.	47,000	156,040
*	PlanetOut, Inc.	3,410	9,412
	Plantronics, Inc.	152,000	3,692,080
*	PLATO Learning, Inc.	71,069	186,911
*	Plexus Corp.	111,561	3,149,367
*	PLX Technology, Inc.	89,838	751,046
* #	PMC-Sierra, Inc.	623,954	5,309,849
*	Power Integrations, Inc.	72,100	2,352,623
* #	Powerwave Technologies, Inc.	289,994	1,168,676
*	Presstek, Inc.	105,598	658,932
* ●	Price Communications Liquidation Trust	159,870	21,835
*	Progress Software Corp.	113,203	3,525,141
	QAD, Inc.	93,818	718,646
#	Quality Systems, Inc.	76,418	2,516,445
	Qualstar Corp.	6,057	18,110
*	Quantum Corp.	543,200	928,872
*	Quest Software, Inc.	311,330	5,295,723
*	QuickLogic Corp.	92,095	188,795
*	Rackable Systems, Inc.	65,400	893,364
*	Radiant Systems, Inc.	85,934	1,165,265
*	RadiSys Corp.	69,262	694,698
*	Radyne Corp.	29,400	329,574
*	RAE Systems, Inc.	167,000	237,140
*	Rambus, Inc.	12,800	264,448
*	Ramtron International Corp.	74,932	336,445
*	RealNetworks, Inc.	393,619	2,873,419
	Relm Wireless Corp.	41,566	66,506
	REMEC, Inc.	62,445	74,934
	Renaissance Learning, Inc.	81,575	1,219,546
* #	Research Frontiers, Inc.	4,300	25,198
*	RF Micro Devices, Inc.	789,745	3,158,980
*	RF Monolithics, Inc.	26,389	58,056
	Richardson Electronics, Ltd.	43,425	245,351
*	RightNow Technologies, Inc.	91,308	1,356,837
*	Rimage Corp.	28,840	509,891
*	Rofin-Sinar Technologies, Inc.	87,154	3,084,380
*	Rogers Corp.	46,000	1,802,740
*	Rudolph Technologies, Inc.	84,699	852,072
*	S1 Corp.	184,911	1,209,318
* #	Saba Software, Inc.	83,436	318,726
*	Safeguard Scientifics, Inc.	360,500	497,490
*	Sanmina-SCI Corp.	341,458	512,187
*	Sapient Corp.	356,607	2,353,606
* #	SatCon Technology Corp.	101,496	292,308
*	ScanSource, Inc.	70,300	2,106,188
*	Schmitt Industries, Inc.	2,366	14,433
*	Scientific Learning Corp.	17,889	80,143

48

*	SCM Microsystems, Inc.	50,472	149,902
*	Seachange International, Inc.	83,573	656,884
*	Secure Computing Corp.	185,442	988,406
*	Selectica, Inc.	74,960	105,694
* #	Semitool, Inc.	93,667	785,866
*	Semtech Corp.	200,457	3,512,007
*	SI International, Inc.	34,343	841,404
* #	Sigma Designs, Inc.	63,600	1,176,600
*	Sigmatron International, Inc.	2,200	13,178
*	Silicon Image, Inc.	227,005	1,595,845
*	Silicon Laboratories, Inc.	97,424	3,590,074
*	Silicon Storage Technology, Inc.	293,000	952,250
*	Simulations Plus, Inc.	36,778	74,292
* #	SiRF Technology Holdings, Inc.	87,224	634,118
*	Skyworks Solutions, Inc.	489,193	5,053,364
*	SM&A	52,900	263,442
* #	Smith Micro Software, Inc.	86,209	727,604
	Soapstone Networks, Inc.	42,048	224,116
*	Sonic Foundry, Inc.	111,300	75,684
* #	Sonic Solutions, Inc.	75,692	726,643
*	SonicWALL, Inc.	172,700	1,381,600
* #	Sonus Networks, Inc.	723,270	3,102,828
* #	Sourcefire, Inc.	24,200	184,888
*	SourceForge, Inc.	216,271	337,383
*	Spectrum Control, Inc.	38,422	350,024
*	SPSS, Inc.	54,742	2,155,193
*	SRA International, Inc.	120,300	2,836,674
*	SRS Labs, Inc.	52,083	362,498
*	Stamford Industrial Group, Inc.	22,200	31,080
*	Standard Microsystems Corp.	63,117	2,057,614
	StarTek, Inc.	40,300	348,595
*	STEC, Inc.	138,215	1,762,241
* #	SteelCloud, Inc.	11,500	14,605
* #	Stratasys, Inc.	58,900	1,282,253
*	SumTotal Systems, Inc.	78,717	366,034
*	Sunair Electronics, Inc.	7,600	20,824
*	Sunrise Telecom, Inc.	18,500	24,050
* #	Supertex, Inc.	37,700	953,810
*	SupportSoft, Inc.	142,571	531,790
*	Sycamore Networks, Inc.	769,388	2,608,225
*	Sykes Enterprises, Inc.	121,187	2,509,783
*	Symmetricom, Inc.	155,467	654,516
* #	Synaptics, Inc.	74,100	3,169,257
* #	Synchronoss Technologies, Inc.	66,209	879,918
*	SYNNEX Corp.	80,100	1,990,485
	Syntel, Inc.	114,082	3,730,481
	Taitron Components, Inc.	4,900	6,983
*	Take-Two Interactive Software, Inc.	219,901	5,952,720
*	Tech Data Corp.	75,976	2,779,962
*	Technical Communications Corp.	400	2,620
	Technitrol, Inc.	113,100	2,256,345
*	Technology Solutions Co.	1,500	7,770
*	TechTeam Global, Inc.	28,452	283,097
*	Techwell, Inc.	36,196	478,511
*	Tekelec	191,792	3,220,188

49

*	TeleCommunication Systems, Inc.	102,399	539,643
* #	Telkonet, Inc.	173,200	110,848
*	Telular Corp.	57,375	208,271
* #	Terremark Worldwide, Inc.	157,945	995,054
*	Tessco Technologies, Inc.	18,503	235,358
*	Tessera Technologies, Inc.	130,745	2,754,797
* #	The Knot, Inc.	51,645	599,598
	TheStreet.com, Inc.	80,325	620,109
*	Think Partnership, Inc.	221,259	110,630
*	ThinkEngine Networks, Inc.	7,700	1,001
*	THQ, Inc.	126,334	2,709,864
*	TIBCO Software, Inc.	497,773	3,842,808
*	Tier Technologies, Inc. Class B	54,800	454,840
*	TII Network Technologies, Inc.	10,660	20,254
*	TNS, Inc.	62,110	1,554,613
*	Tollgrade Communications, Inc.	42,413	225,637
*	Track Data Corp.	21,535	54,914
*	Transact Technologies, Inc.	28,418	241,269
*	Transcat, Inc.	5,900	39,530
*	Transwitch Corp.	194,405	163,300
* #	Travelzoo, Inc.	45,000	480,600
*	Trident Microsystems, Inc.	161,664	758,204
	Trio-Tech International	8,869	50,110
*	Triquint Semiconductor, Inc.	386,519	2,574,217
*	Troy Group, Inc.	13,200	46,398
	TSR, Inc.	10,113	36,103
* #	TTM Technologies, Inc.	106,400	1,549,184
*	Tumbleweed Communications Corp.	167,495	309,866
*	Tyler Technologies, Inc.	115,200	1,815,552
*	Ulticom, Inc.	111,530	881,087
*	Ultimate Software Group, Inc.	69,799	2,640,496
*	Ultra Clean Holdings, Inc.	50,349	525,140
*	Ultratech, Inc.	67,299	1,077,457
*	Unica Corp.	42,893	360,301
*	Unisys Corp.	104,700	529,782
	United Online, Inc.	199,503	2,439,922
* #	Universal Display Corp.	90,416	1,375,227
* #	UTStarcom, Inc.	330,357	1,585,714
*	ValueClick, Inc.	165,679	3,331,805
* #	Veeco Instruments, Inc.	86,500	1,663,395
*	Verint Systems, Inc.	88,434	1,976,500
* #	Vertical Communications, Inc.	1,200	102
*	Viasat, Inc.	80,291	1,729,468
*	Vicon Industries, Inc.	14,400	69,120
*	Video Display Corp.	11,784	91,326
*	Vignette Corp.	84,776	1,097,849
*	Virage Logic Corp.	64,827	429,155
*	Vishay Intertechnology, Inc.	212,000	2,136,960
* #	Vitesse Semiconductor, Inc.	274,653	184,018
*	Vocus, Inc.	34,116	1,083,865
* #	Volterra Semiconductor Corp.	56,076	891,608
* #	Vyyo, Inc.	59,599	11,920
	Wayside Technology Group, Inc.	6,376	60,891
*	Websense, Inc.	124,272	2,185,944
*	Website Pros, Inc.	63,604	522,189

50

*	Westell Technologies, Inc.	168,119	238,729
*	White Electronics Designs Corp.	75,793	350,922
*	Wind River Systems, Inc.	230,683	2,495,990
*	Winland Electronics, Inc.	5,100	8,874
* #	Wireless Ronin Technologies, Inc.	21,585	144,835
*	Wireless Telecom Group, Inc.	66,460	87,727
*	Wireless Xcessories Group, Inc.	9,500	9,690
* #	Wizzard Software Corp.	1,000	2,150
*	WPCS International, Inc.	11,970	84,867
*	Wright Express Corp.	78,450	2,508,831
* #	X-Rite, Inc.	90,763	159,743
*	Zhone Technologies, Inc.	321,806	308,934
*	ZILOG, Inc.	54,368	214,210
* #	Zix Corp.	140,098	361,453
*	Zones, Inc.	14,371	117,842
*	Zoran Corp.	150,035	2,195,012
*	Zygo Corp.	53,680	642,550
Total Information Technology			570,150,827

Materials — (4.3%)
	A. Schulman, Inc.	73,755	1,666,125
	A.M. Castle & Co.	64,637	2,122,033
*	AEP Industries, Inc.	23,117	605,665
	AMCOL International Corp.	85,875	2,650,103
*	American Pacific Corp.	25,833	437,869
#	American Vanguard Corp.	74,889	1,001,266
* #	Amerigon, Inc.	45,720	567,842
	Arch Chemicals, Inc.	69,942	2,659,894
* #	Arrowhead Research Corp.	67,776	167,407
*	Atlantis Plastics, Inc.	4,300	559
*	Atna Resources, Ltd.	11,410	8,820
	Balchem Corp.	49,337	1,219,611
* #	Basin Water, Inc.	39,173	191,164
*	Brush Engineered Materials, Inc.	58,223	1,945,230
*	Buckeye Technologies, Inc.	104,883	1,115,955
#	Cabot Corp.	71,603	2,294,160
#	Calgon Carbon Corp.	129,600	2,296,512
*	Caraustar Industries, Inc.	87,585	201,446
*	Century Aluminum Co.	18,190	1,327,870
	Chemtura Corp.	249,700	2,179,881
	Chesapeake Corp.	54,002	186,307
* #	Coeur d’Alene Mines Corp.	876,000	2,741,880
	Compass Minerals International, Inc.	93,100	6,796,300
*	Constar International, Inc.	40,577	85,212
*	Continental Materials Corp.	300	6,855
*	Core Molding Technologies, Inc.	34,384	252,722
	Deltic Timber Corp.	35,733	1,926,009
*	Detrex Corp.	500	3,900
#	Eagle Materials, Inc.	86,080	3,085,968
	Empire Resources, Inc.	29,305	142,422
	Ferro Corp.	123,330	2,387,669
	Flamemaster Corp.	189	1,217
* #	Flotek Industries, Inc.	52,572	900,558
	Friedman Industries, Inc.	21,781	136,131
#	General Maritime Corp.	62,446	1,762,851

51

* #	General Moly, Inc.	113,410	1,003,679
#	Georgia Gulf Corp.	93,500	396,440
	Gibraltar Industries, Inc.	91,804	1,480,799
	Glatfelter Co.	96,900	1,509,702
*	Graphic Packaging Holding Co.	620,100	1,841,697
*	H&E Equipment Services, Inc.	70,503	990,567
	H.B. Fuller Co.	170,218	4,233,322
	Hawkins, Inc.	35,150	532,523
*	Haynes International, Inc.	22,107	1,510,571
* #	Headwaters, Inc.	115,900	1,259,833
* #	Hecla Mining Co.	349,800	3,155,196
	Hercules, Inc.	194,000	4,002,220
*	ICO, Inc.	73,742	519,144
*	Impreso, Inc.	5,200	14,040
	Innophos Holdings, Inc.	20,918	582,985
* #	Ion Geophysical Corp.	241,100	3,951,629
	Kaiser Aluminum Corp.	57,421	3,683,557
	KMG Chemicals, Inc.	21,365	234,374
	Koppers Holdings, Inc.	41,700	1,800,606
	Kronos Worldwide, Inc.	40,840	906,240
*	Landec Corp.	76,700	614,367
	Louisiana-Pacific Corp.	194,900	2,366,086
* #	LSB Industries, Inc.	41,600	758,784
*	Material Sciences Corp.	42,535	327,945
*	Maxxam, Inc.	10,790	307,515
	Minerals Technologies, Inc.	52,700	3,668,447
* #	Mines Management, Inc.	44,900	159,395
*	Mod-Pac Corp.	7,627	40,576
	Myers Industries, Inc.	106,996	1,300,001
*	Nanophase Technologies Corp.	55,148	179,231
	Neenah Paper, Inc.	20,415	433,819
	Nevada Chemicals, Inc.	17,187	159,152
#	NewMarket Corp.	45,600	3,569,112
	NL Industries, Inc.	129,090	1,484,535
	NN, Inc.	50,975	663,185
*	Northern Technologies International Corp.	6,025	89,050
*	Northwest Pipe Co.	25,164	1,182,456
	Olin Corp.	210,352	4,732,920
	Olympic Steel, Inc.	22,800	1,481,544
*	OM Group, Inc.	90,700	3,943,636
*	OMNOVA Solutions, Inc.	126,094	455,199
	Penford Corp.	25,400	553,466
*	Peoplesupport, Inc.	36,100	333,925
*	PolyOne Corp.	238,200	1,843,668
	Quaker Chemical Corp.	30,120	962,936
*	Rock of Ages Corp.	4,400	15,048
	Rock-Tenn Co. Class A	111,200	3,968,728
*	Rosetta Resources, Inc.	97,142	2,616,034
	Royal Gold, Inc.	80,035	2,460,276
*	RTI International Metals, Inc.	57,500	2,477,100
	Schweitzer-Maudoit International, Inc.	43,300	883,320
	Scotts Miracle-Gro Co. Class A	90,000	2,538,000
	Sensient Technologies Corp.	131,600	4,138,820
	Silgan Holdings, Inc.	97,469	5,578,151
	Sims Group, Ltd. Sponsored ADR	107,705	3,972,160

52

*	Solitario Resources Corp.	100	511
	Spartech Corp.	86,900	935,913
	Stepan Co.	25,500	1,042,695
* #	Stillwater Mining Co.	261,300	3,749,655
*	Symyx Technologies, Inc.	86,200	662,016
	Synalloy Corp.	14,936	257,646
#	Texas Industries, Inc.	62,100	4,527,090
	Tronox, Inc. Class A	39,100	138,805
	Tronox, Inc. Class B	13,100	43,361
*	U.S. Concrete, Inc.	113,800	597,450
#	U.S. Energy Corp.	10,000	26,800
* #	U.S. Gold Corp.	133,000	287,280
*	UFP Technologies, Inc.	3,500	47,040
*	United States Lime & Minerals, Inc.	9,096	338,826
*	Universal Stainless & Alloy Products, Inc.	18,824	742,795
	Valhi, Inc.	13,478	421,053
	Vulcan International Corp.	700	42,210
*	W.R. Grace & Co.	107,476	2,910,450
	Wausau Paper Corp.	140,626	1,335,947
*	Webco Industries, Inc.	600	78,600
#	Westlake Chemical Corp.	107,900	1,872,065
*	Williams Industries, Inc.	1,200	1,920
#	Worthington Industries, Inc.	165,729	3,304,636
* #	Zoltek Companies, Inc.	75,800	2,291,434
Total Materials			164,599,322

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	3,200	—
* ●	DLB Oil & Gas, Inc. Escrow Shares	1,300	—
* ●	ePresence, Inc. Escrow Shares	25,100	753
# ●	EquiMed, Inc.	2,250	—
* ●	iGo, Inc. Escrow Shares	4,100	—
* ●	Noel Group, Inc.	8,000	120
* ●	Petrocorp, Inc. Escrow Shares	6,900	414
* ●	Tripos Escrow Shares	220	53
Total Other			1,340

Telecommunication Services — (0.8%)
#	Alaska Communications Systems Group, Inc.	121,343	1,570,178
	Arbinet-thexchange, Inc.	57,612	218,926
*	Cbeyond, Inc.	66,118	1,226,489
*	Centennial Communications Corp.	320,352	2,425,065
*	Cincinnati Bell, Inc.	706,500	2,974,365
* #	Cogent Communications Group, Inc.	142,913	2,350,919
#	Consolidated Communications Holdings, Inc.	76,080	1,141,200
	D&E Communications, Inc.	46,806	450,742
	FairPoint Communications, Inc.	91,100	819,900
* #	FiberTower Corp.	280,972	429,887
*	General Communications, Inc. Class A	155,451	1,144,119
* #	GoAmerica, Inc.	56	382
	Hickory Tech Corp.	39,345	333,252
* #	ICO Global Communications (Holdings), Ltd.	1,500	6,750
	IDT Corp.	38,578	127,307
#	IDT Corp. Class B	187,900	670,803
	Iowa Telecommunications Services, Inc.	75,200	1,445,344

53

*	LCC International, Inc. Class A	69,875	88,043
*	Metro One Telecommunications, Inc.	5,337	5,017
*	Nexstar Broadcasting Group, Inc.	25,227	145,055
* #	Nextwave Wireless, Inc.	145,442	781,024
*	Occam Networks, Inc.	18,306	78,167
*	PAETEC Holding Corp.	251,286	2,221,368
*	Point.360	12,424	19,257
*	Premiere Global Services, Inc.	209,137	3,168,426
* #	Rural Cellular Corp. Class A	47,195	2,112,448
	Shenandoah Telecommunications Co.	600	9,828
*	Spark Networks, Inc.	23,958	101,822
	SureWest Communications	40,512	397,828
*	Syniverse Holdings, Inc.	128,822	2,777,402
* #	Terrestar Corp.	36,311	176,108
*	USA Mobility, Inc.	36,200	284,170
* #	Vonage Holdings Corp.	20,215	40,430
	Warwick Valley Telephone Co.	300	3,546
*	Xeta Corp.	17,017	54,454
Total Telecommunication Services			29,800,021

Utilities — (2.5%)
	ALLETE, Inc.	87,066	3,867,472
*	AMEN Properties, Inc.	1,975	18,703
	American States Water Co.	48,831	1,648,046
*	Aquila, Inc.	1,062,800	4,049,268
	Artesian Resources Corp. Class A	6,222	114,236
	Avista Corp.	150,550	3,196,177
	Black Hills Corp.	107,658	3,793,868
* #	Cadiz, Inc.	17,308	290,601
	California Water Service Group	59,195	2,157,066
	Central Vermont Public Service Corp.	31,550	641,727
	CH Energy Group, Inc.	45,350	1,717,858
	Chesapeake Utilities Corp.	21,210	589,002
	Cleco Corp.	165,087	4,123,873
	Connecticut Water Services, Inc.	24,971	605,796
	Delta Natural Gas Co., Inc.	7,020	207,301
*	El Paso Electric Co.	131,500	2,841,715
	Empire District Electric Co.	86,800	1,786,344
	Energy West, Inc.	5,700	62,130
#	EnergySouth, Inc.	22,804	1,235,977
* #	Environmental Power Corp.	29,836	162,308
	Florida Public Utilities Co.	6,033	72,396
#	Hawaiian Electric Industries, Inc.	147,100	3,880,498
#	IDACORP, Inc.	117,900	3,614,814
	ITC Holdings Corp.	69,628	3,799,600
	Laclede Group, Inc.	63,300	2,532,000
*	Maine & Maritimes Corp.	2,000	88,100
	MGE Energy, Inc.	60,027	2,061,927
	Middlesex Water Co.	38,008	700,868
#	New Jersey Resources Corp.	116,550	3,882,281
	Nicor, Inc.	67,526	2,757,087
	Northwest Natural Gas Co.	80,700	3,679,113
	NorthWestern Corp.	73,299	1,943,156
#	Ormat Technologies, Inc.	78,000	3,908,580
#	Otter Tail Corp.	84,460	3,170,628

54

#	Piedmont Natural Gas Co.	92,500	2,500,275
	PNM Resources, Inc.	146,771	2,179,549
	Portland General Electric Co.	134,400	3,146,304
	RGC Resources, Inc.	3,464	95,156
#	SJW Corp.	51,850	1,610,461
	South Jersey Industries, Inc.	83,728	3,202,596
	Southern Union Co.	1	20
	Southwest Gas Corp.	116,500	3,632,470
	Southwest Water Co.	71,467	736,110
	UIL Holdings Corp.	67,566	2,189,138
	Unisource Energy Corp.	99,085	3,359,972
	Unitil Corp.	7,010	196,631
	WGL Holdings, Inc.	136,772	4,771,975
	York Water Co.	4,569	66,982
Total Utilities			96,888,155

TOTAL COMMON STOCKS			3,057,946,922

PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
*	Inverness Medical Innovations, Inc. Series B	5,352	1,386,168

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	44	29
* ●	CSF Holding, Inc. Litigation Rights	3,250	—
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	72,741	—
*	Federal-Mogul Corp. Warrants 12/27/14	4,373	6,559
* ●	Mossimo, Inc. Contingent Rights	16,100	—
* ●	Tengasco, Inc. Warrants 09/12/08	683	—
TOTAL RIGHTS/WARRANTS			6,588

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $20,570,000 FNMA 6.50%, 08/01/37, valued at $18,860,072) to be repurchased at $18,582,004	$18,579	18,579,000

SECURITIES LENDING COLLATERAL — (20.4%)
@	Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $974,257,439 FNMA, rates ranging from 3.500 to 8.000%, maturities ranging from 09/01/17 to 05/01/38, valued at $722,907,624) to be repurchased at $701,989,508	701,852	701,852,062

55

@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $116,776,750 FNMA, rates ranging from 5.500% to 7.000%, maturities ranging from 10/01/27 to 02/01/48, valued at $91,148,246) to be repurchased at $88,508,827	88,492	88,492,161

TOTAL SECURITIES LENDING COLLATERAL		790,344,223

TOTAL INVESTMENTS - (100.0%) (Cost $3,869,161,947)		$3,868,262,901

See accompanying Notes to Financial Statements.

56

THE U.S. MICRO CAP SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (80.6%)
Consumer Discretionary — (11.2%)
*	1-800-FLOWERS.COM, Inc.	251,448	$2,081,989
*	4Kids Entertainment, Inc.	123,488	963,206
*	99 Cents Only Stores	377,100	3,156,327
*	A.C. Moore Arts & Crafts, Inc.	199,406	1,393,848
*	Acme Communications, Inc.	145,810	218,715
	Acme United Corp.	31,807	444,980
*	AFC Enterprises, Inc.	171,110	1,711,100
*	Aftermarket Technology Corp.	216,255	4,841,949
	Aldila, Inc.	53,836	411,845
*	Alloy, Inc.	134,453	1,156,296
	Ambassadors Group, Inc.	40,970	760,403
* #	Ambassadors International, Inc.	97,569	617,612
	AMCON Distributing Co.	2,644	82,757
* #	AMDL, Inc.	49,054	153,539
*	American Biltrite, Inc.	57,750	317,625
* #	America’s Car-Mart, Inc.	105,056	1,732,373
#	Arctic Cat, Inc.	114,789	907,981
	Ark Restaurants Corp.	35,874	950,661
	Asbury Automotive Group, Inc.	322,198	5,306,601
*	Ashworth, Inc.	133,600	431,528
*	Audiovox Corp. Class A	165,885	1,768,334
* #	Avatar Holdings, Inc.	80,366	2,786,289
*	Bakers Footwear Group, Inc.	60,195	120,390
*	Ballantyne of Omaha, Inc.	134,735	565,887
*	Barry (R.G.) Corp.	163,435	1,296,040
	Bassett Furniture Industries, Inc.	90,500	1,085,095
	Beasley Broadcast Group, Inc.	65,543	308,052
*	Benihana, Inc.	68,364	615,960
*	Benihana, Inc. Class A	82,390	736,567
#	Big 5 Sporting Goods Corp.	127,259	1,144,058
*	Birks & Mayors, Inc.	13,946	45,464
* #	BJ’s Restaurants, Inc.	248,236	3,182,386
#	Blockbuster, Inc. Class A	747,928	2,430,766
*	Blockbuster, Inc. Class B	269,832	690,770
* #	Blue Nile, Inc.	16,851	898,327
*	Bluegreen Corp.	277,229	1,907,336
	Blyth, Inc.	236,700	4,606,182
#	Bon-Ton Stores, Inc.	132,972	885,594
	Books-A-Million, Inc.	171,700	1,289,467
	Bowl America, Inc. Class A	55,406	777,069
*	Broadview Institute, Inc.	15,800	35,471
#	Brookfield Homes Corp.	52,800	797,280
	Brown Shoe Company, Inc.	40,100	677,289

1

*	Buca, Inc.	180,840	90,420
* #	Buffalo Wild Wings, Inc.	156,089	5,143,133
* #	Build-A-Bear-Workshop, Inc.	103,900	950,685
*	Cache, Inc.	159,586	2,025,146
*	California Coastal Communities, Inc.	107,476	491,165
*	California Pizza Kitchen, Inc.	287,596	4,000,460
	Canterbury Park Holding Corp.	40,397	383,771
	Carmike Cinemas, Inc.	126,443	1,049,477
*	Carriage Services, Inc.	168,400	1,209,112
*	Carrols Restaurant Group, Inc.	893	6,197
*	Casual Male Retail Group, Inc.	369,462	1,511,100
*	Catalina Lighting, Inc.	11,080	22,160
	Cato Corp. Class A	304,890	4,716,648
*	Cavalier Homes, Inc.	169,400	387,926
*	Cavco Industries, Inc.	56,747	2,175,113
	CBRL Group, Inc.	151,989	4,476,076
*	CEC Entertainment, Inc.	128,411	4,640,774
*	Champion Enterprises, Inc.	758,260	6,331,471
* #	Charles and Colvard, Ltd.	164,798	220,829
*	Charlotte Russe Holding, Inc.	250,547	4,700,262
#	Cherokee, Inc.	89,099	2,426,166
#	Christopher & Banks Corp.	230,438	2,592,427
*	Chromcraft Revington, Inc.	97,750	378,292
	Churchill Downs, Inc.	112,024	4,787,906
*	Citi Trends, Inc.	135,311	3,003,904
	CKE Restaurants, Inc.	220,399	2,609,524
	Coachmen Industries, Inc.	117,100	357,155
	Coast Distribution System, Inc.	41,382	198,634
	Cobra Electronics Corp.	114,900	374,574
* #	Coinstar, Inc.	260,062	9,908,362
	Collectors Universe, Inc.	79,356	755,469
* #	Comstock Homebuilding Companies, Inc.	29,500	18,585
*	Concord Camera Corp.	49,560	169,991
*	Congoleum Corp. Class A	33,700	202
* #	Conn’s, Inc.	235,758	4,071,541
	Cooper Tire & Rubber Co.	94,500	1,037,610
* #	Cosi, Inc.	123,855	376,519
* #	Cost Plus, Inc.	148,999	481,267
	Courier Corp.	141,318	3,319,560
#	CPI Corp.	63,379	1,435,534
	Craftmade International, Inc.	61,350	400,002
* #	Crown Media Holdings, Inc.	493,733	2,478,540
*	CSK Auto Corp.	296,305	3,416,397
	CSS Industries, Inc.	53,050	1,563,914
*	Culp, Inc.	152,480	1,097,856
* #	Cumulus Media, Inc. Class A	138,366	726,421
*	Cybex International, Inc.	156,350	648,852
*	Cycle Country Accessories Corp.	60,200	96,320
*	Daily Journal Corp.	200	8,200
	Decorator Industries, Inc.	20,587	60,938
*	dELiA*s, Inc.	142,905	364,408
	Delta Apparel, Inc.	77,280	229,522
*	Design Within Reach, Inc.	119,594	464,025
* #	DG Fastchannel, Inc.	171,899	3,376,096
*	Diedrich Coffee, Inc.	28,625	68,700

2

* #	Directed Electronics, Inc.	25,913	39,906
*	Dixie Group, Inc.	104,300	761,390
* #	Dominion Homes, Inc.	64,900	40,887
* #	Domino’s Pizza, Inc.	81,700	1,099,682
*	Dorman Products, Inc.	151,892	1,442,974
#	Dover Downs Gaming & Entertainment, Inc.	154,879	1,350,545
	Dover Motorsports, Inc.	163,171	1,014,924
* #	Drew Industries, Inc.	215,100	4,727,898
*	drugstore.com, Inc.	855,582	1,856,613
*	Duckwall-ALCO Stores, Inc.	41,000	540,790
*	E Com Ventures, Inc.	10,825	241,289
	Educational Development Corp.	27,837	168,135
*	Einstein Noah Restaurant Group, Inc.	28,060	393,962
*	ELXSI Corp.	7,100	17,040
*	EMAK Worldwide, Inc.	58,100	37,184
*	Emerson Radio Corp.	243,478	289,739
	Emmis Communications Corp. Class A	303,222	900,569
* #	Enova Systems, Inc.	45,159	196,893
* #	Escala Group, Inc.	245,312	718,764
	Escalade, Inc.	62,320	389,500
#	Ethan Allen Interiors, Inc.	101,571	2,848,051
*	Famous Dave’s of America, Inc.	100,330	912,000
	Federal Screw Works	33,750	200,812
	Finish Line, Inc. Class A	296,529	2,351,475
*	Finlay Enterprises, Inc.	80,106	58,077
*	Fisher Communications, Inc.	3,300	115,896
*	Flanigan’s Enterprises, Inc.	20,600	161,916
* #	Fleetwood Enterprises, Inc.	614,206	2,555,097
	Flexsteel Industries, Inc.	61,300	704,950
*	Foamex International, Inc.	30,369	19,132
	Footstar, Inc.	81,000	344,250
*	Fountain Powerboat Industries, Inc.	38,965	59,227
*	Franklin Covey Co.	189,294	1,588,177
*	Franklin Electronic Publishers, Inc.	81,300	172,356
*	Frederick’s of Hollywood Group	54,215	107,346
#	Fred’s, Inc.	304,496	3,821,425
	Frisch’s Restaurants, Inc.	63,868	1,739,764
	FTD Group, Inc.	188,920	2,786,570
*	Fuel Systems Solutions, Inc.	149,650	4,172,242
*	Full House Resorts, Inc.	61,910	134,964
#	Furniture Brands International, Inc.	169,712	2,386,151
*	Gaiam, Inc.	3,551	55,076
*	GameTech International, Inc.	123,000	642,060
*	Gaming Partners International Corp.	78,434	465,114
* #	Gander Mountain Co.	186,898	784,972
* #	Genesco, Inc.	147,400	4,228,906
* #	Gentek, Inc.	102,584	3,006,737
*	G-III Apparel Group, Ltd.	157,405	2,611,349
* #	Global Entertainment Corp.	585	1,059
*	Gottschalks, Inc.	130,400	277,752
	Gray Television, Inc.	352,972	1,418,947
	Gray Television, Inc. Class A	41,200	220,420
*	Great Wolf Resorts, Inc.	171,847	1,194,337
#	Group 1 Automotive, Inc.	97,100	2,528,484
* #	GSI Commerce, Inc.	312,741	4,531,617

3

*	Hampshire Group, Ltd.	25,800	193,500
#	Handleman Co.	75,205	82,725
*	Harris Interactive, Inc.	559,304	1,062,678
*	Hartmarx Corp.	323,000	755,820
*	Hastings Entertainment, Inc.	95,270	797,410
#	Haverty Furniture Co., Inc.	141,600	1,489,632
	Haverty Furniture Co., Inc. Class A	12,000	126,600
*	Hawk Corp.	80,416	1,441,055
*	Hayes Lemmerz International, Inc.	920,489	3,608,317
*	Helen of Troy, Ltd.	19,300	344,891
* #	Hibbett Sporting Goods, Inc.	205,898	4,327,976
*	Hollywood Media Corp.	332,328	797,587
* #	Home Solutions of America, Inc.	344,546	241,182
#	Hooker Furniture Corp.	73,012	1,473,382
*	Hot Topic, Inc.	157,032	824,418
* #	Hovnanian Enterprises, Inc. Class A	390,834	3,071,955
#	IHOP Corp.	71,400	3,347,946
	ILX Resorts, Inc.	26,797	81,731
*	Image Entertainment, Inc.	202,118	228,393
*	Infosonics Corp.	127,200	127,200
*	Insignia Systems, Inc.	51,150	100,254
	Interface, Inc. Class A	282,073	3,994,154
*	Interstate Hotels & Resorts, Inc.	267,685	944,928
* #	INVESTools, Inc.	463,467	3,717,005
* #	iRobot Corp.	172,821	2,422,950
* #	Isle of Capri Casinos, Inc.	294,889	2,019,990
	J. Alexander’s Corp.	104,550	762,169
#	Jackson Hewitt Tax Service, Inc.	229,200	3,213,384
*	Jaclyn, Inc.	20,127	97,616
*	Jakks Pacific, Inc.	227,958	5,379,809
*	Jennifer Convertibles, Inc.	62,220	107,329
*	Jo-Ann Stores, Inc.	231,900	5,220,069
	Johnson Outdoors, Inc.	64,833	1,008,801
* #	Jos. A. Bank Clothiers, Inc.	176,578	4,802,922
	Journal Communications, Inc. Class A	29,735	174,247
#	Journal Register Co.	379,100	60,656
	Kenneth Cole Productions, Inc. Class A	120,200	1,875,120
	Kimball International, Inc. Class B	256,195	2,702,857
* #	Kirkland’s, Inc.	132,751	358,428
*	Knology, Inc.	240,472	3,566,200
*	Kona Grill, Inc.	45,085	387,731
	Koss Corp.	83,900	1,350,790
* #	Krispy Kreme Doughnuts, Inc.	387,704	1,376,349
	KSW, Inc.	59,720	289,642
#	K-Swiss, Inc. Class A	170,279	2,727,870
	LaCrosse Footwear, Inc.	29,304	403,516
*	Lakeland Industries, Inc.	40,544	506,395
* #	Lakes Entertainment, Inc.	176,333	982,175
#	Landry’s Restaurants, Inc.	34,900	572,709
*	Lazare Kaplan International, Inc.	68,200	620,620
#	La-Z-Boy, Inc.	475,991	3,022,543
* #	Leapfrog Enterprises, Inc.	91,100	752,486
#	Lee Enterprises, Inc.	63,153	429,440
*	Lenox Group, Inc.	123,650	90,264
#	Libbey, Inc.	140,891	1,624,473

4

	Liberty Homes, Inc. Class A	200	600
#	Lifetime Brands, Inc.	124,920	875,689
*	Lin TV Corp.	258,800	2,368,020
*	Lincoln Educational Services	123,921	1,539,099
#	Lithia Motors, Inc. Class A	108,443	740,666
* #	Lodgenet Entertainment Corp.	212,244	1,381,708
*	Lodgian, Inc.	229,691	2,067,219
*	LOUD Technologies, Inc.	22,580	109,965
*	Luby’s, Inc.	247,150	1,747,350
#	M/I Homes, Inc.	100,700	1,729,019
*	Mace Security International, Inc.	136,938	242,380
*	Magna Entertainment Corp.	11,148	4,794
*	Maidenform Brands, Inc.	225,200	3,387,008
#	Marine Products Corp.	322,455	2,634,457
* #	MarineMax, Inc.	171,676	1,680,708
* #	Martha Stewart Living Omnimedia, Inc.	28,300	245,078
*	Max & Erma’s Restaurants, Inc.	24,044	93,772
*	McCormick & Schmick’s Seafood Restaurants, Inc.	7,891	75,122
	McRae Industries, Inc. Class A	8,800	148,720
*	Meade Instruments Corp.	152,660	206,091
	Media General, Inc. Class A	6,900	105,156
* #	Mediacom Communications Corp.	755,583	4,692,170
*	Merisel, Inc.	5	13
* #	Meritage Homes Corp.	106,800	1,847,640
*	Midas, Inc.	147,200	2,358,144
	Modine Manufacturing Co.	96,001	1,511,056
	Monaco Coach Corp.	276,700	1,267,286
*	Monarch Casino & Resort, Inc.	186,899	2,588,551
	Monro Muffler Brake, Inc.	210,604	3,902,492
* #	Morgans Hotel Group	264,353	3,402,223
*	Morgan’s Foods, Inc.	500	2,787
*	Morton’s Restaurant Group, Inc.	40,086	326,701
*	Mothers Work, Inc.	43,319	526,759
*	Motorcar Parts of America, Inc.	24,500	173,705
	Movado Group, Inc.	192,300	4,230,600
* #	MTR Gaming Group, Inc.	269,508	1,455,343
* #	Multimedia Games, Inc.	266,909	1,451,985
*	Nathan’s Famous, Inc.	57,075	808,753
	National CineMedia, Inc.	21,563	429,104
*	National Lampoon, Inc.	27,520	55,040
	National Presto Industries, Inc.	6,335	422,481
*	Nature Vision, Inc.	500	687
#	Nautilus Group, Inc.	308,710	2,077,618
* #	Navarre Corp.	246,157	435,698
*	Nevada Gold & Casinos, Inc.	117,950	135,642
	New Frontier Media, Inc.	237,806	1,210,433
*	New Motion, Inc.	96,610	423,152
*	New York & Co., Inc.	49,200	411,312
*	Nitches, Inc.	33,639	39,358
*	Nobel Learning Communities, Inc.	67,551	925,449
	Nobility Homes, Inc.	43,800	744,600
	Noble International, Ltd.	165,366	940,933
*	NTN Communications, Inc.	354,291	162,974
	Nutri/System, Inc.	47,360	971,827
*	Ohio Art Co.	3,600	27,000

5

*	Orange 21, Inc.	12,926	46,534
#	Orleans Homebuilders, Inc.	169,600	800,512
	O’Charleys, Inc.	221,831	2,462,324
*	Outdoor Channel Holdings, Inc.	233,849	1,849,746
* #	Overstock.com, Inc.	210,331	5,315,064
	Oxford Industries, Inc.	141,900	3,879,546
*	P & F Industries, Inc. Class A	4,983	22,374
* #	P.F. Chang’s China Bistro, Inc.	98,647	2,622,037
*	Pacific Sunwear of California, Inc.	144,094	1,368,893
* #	Palm Harbor Homes, Inc.	206,034	1,559,677
*	Papa John’s International, Inc.	217,257	6,393,874
*	PC Mall, Inc.	121,582	1,573,271
*	Perry Ellis International, Inc.	119,400	3,254,844
* #	PetMed Express, Inc.	237,313	3,310,516
*	Phoenix Footwear Group, Inc.	62,100	102,465
#	Pier 1 Imports, Inc.	759,929	5,479,088
*	Playboy Enterprises, Inc. Class A	9,139	54,651
* #	Playboy Enterprises, Inc. Class B	277,942	1,664,873
* #	PokerTek, Inc.	36,300	94,380
*	Pomeroy IT Solutions, Inc.	114,040	683,100
* #	Premier Exhibitions, Inc.	250,935	1,239,619
	Pre-Paid Legal Services, Inc.	139,400	5,853,406
#	PRIMEDIA, Inc.	334,861	1,905,359
*	Princeton Review, Inc.	275,609	2,116,677
* #	Progressive Gaming International Corp.	348,423	505,213
*	Proliance International, Inc.	92,420	97,041
*	QEP Co., Inc.	33,487	234,074
* #	Quaker Fabric Corp.	147,150	1,471
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	459,583	1,116,787
*	Radio One, Inc. Class D	253,017	296,030
* #	Rainmaker Systems, Inc.	138,932	548,781
*	RC2 Corp.	194,880	3,763,133
	RCN Corp.	149,462	1,809,985
*	Reading International, Inc. Class A	151,737	1,417,224
*	Reading International, Inc. Class B	10,140	104,695
*	Red Lion Hotels Corp.	168,696	1,464,281
* #	Red Robin Gourmet Burgers, Inc.	156,691	5,266,385
* #	RedEnvelope, Inc.	85,748	686
*	Regent Communications, Inc.	482,407	472,759
*	Rentrak Corp.	104,800	1,461,960
*	Restoration Hardware, Inc.	358,683	1,420,385
* #	Retail Ventures, Inc.	414,056	2,310,432
*	Rex Stores Corp.	141,475	2,376,780
*	Rick’s Cabaret International, Inc.	11,300	243,402
* #	Riviera Holdings Corp.	66,300	1,074,060
*	Rockford Corp.	80,475	96,570
*	Rocky Brands, Inc.	50,100	293,586
*	Rubio’s Restaurants, Inc.	95,838	490,691
	Russ Berrie & Co., Inc.	184,100	2,225,769
* #	Ruth’s Chris Steak House, Inc.	156,041	1,101,649
*	S&K Famous Brands, Inc.	24,600	100,860
*	Saga Communications, Inc. Class A	144,761	680,377
	Salem Communications Corp.	170,251	420,520
*	Schieb (Earl), Inc.	71,500	179,107
* #	Sharper Image Corp.	102,874	16,460

6

	Shiloh Industries, Inc.	145,400	1,442,368
*	Shoe Carnival, Inc.	105,320	1,537,672
* #	Shuffle Master, Inc.	239,588	1,495,029
*	Silverleaf Resorts, Inc.	30,700	66,312
	Sinclair Broadcast Group, Inc. Class A	79,279	711,133
* #	Six Flags, Inc.	450,500	923,525
	Skyline Corp.	74,794	1,998,496
* #	Smith & Wesson Holding Corp.	377,134	2,176,063
	Sonesta International Hotels Corp. Class A	5,094	138,811
* #	Source Interlink Companies, Inc.	470,569	559,977
* #	Spanish Broadcasting System, Inc.	368,786	519,988
*	SPAR Group, Inc.	191	193
	Spartan Motors, Inc.	313,585	2,831,673
*	Sport Chalet, Inc. Class A	107,975	458,894
*	Sport Chalet, Inc. Class B	15,525	63,031
	Sport Supply Group, Inc.	94,800	986,868
*	Sport-Haley, Inc.	32,100	68,854
	Stage Stores, Inc.	354,974	4,795,699
*	Stamps.com, Inc.	204,998	2,992,971
	Standard Motor Products, Inc.	172,400	1,465,400
#	Standard Pacific Corp.	126,900	398,466
	Stanley Furniture, Inc.	32,000	379,520
	Star Buffet, Inc.	16,400	84,460
#	Stein Mart, Inc.	342,095	1,973,888
*	Steinway Musical Instruments, Inc.	79,000	2,168,550
* #	Steven Madden, Ltd.	191,350	3,920,761
#	Stewart Enterprises, Inc.	472,798	3,262,306
*	Stoneridge, Inc.	196,900	3,294,137
	Strattec Security Corp.	40,900	1,541,930
	Sturm Ruger & Co., Inc.	244,900	1,871,036
*	Sun-Times Media Group, Inc. Class A	600,400	270,180
#	Superior Industries International, Inc.	250,100	5,142,056
	Superior Uniform Group, Inc.	86,600	778,534
	Syms Corp.	143,200	2,301,224
* #	Syntax-Brillian Corp.	615,653	492,399
#	Systemax, Inc.	351,300	6,808,194
*	Talon International, Inc.	16,300	3,423
	Tandy Brand Accessories, Inc.	60,077	275,753
*	Tandy Leather Factory, Inc.	101,294	324,647
* #	Tarragon Corp.	14,800	30,340
*	Tarrant Apparel Group	232,085	150,855
* #	Texas Roadhouse, Inc.	285,557	3,149,694
*	The Children’s Place Retail Stores, Inc.	118,187	4,067,997
*	The Dress Barn, Inc.	96,404	1,491,370
*	The Hallwood Group, Inc.	5,012	328,887
	The Marcus Corp.	204,760	3,528,015
	The Pep Boys - Manny, Moe & Jack	61,800	554,964
*	The Sports Club Co., Inc.	142,200	163,530
* #	The Steak n Shake Co.	268,600	1,818,422
* #	The Walking Co. Holdings, Inc.	22,012	120,516
* #	TiVo, Inc.	939,095	7,897,789
*	Trans World Entertainment Corp.	218,126	586,759
	Triarc Companies, Inc. Class B	22,500	158,175
*	Triple Crown Media, Inc.	51,065	37,788
* #	True Religion Apparel, Inc.	215,705	5,453,022

7

* #	Trump Entertainment Resorts, Inc.	96,651	338,278
* #	Tuesday Morning Corp.	219,349	1,136,228
*	Tween Brands, Inc.	99,031	1,966,756
*	Unifi, Inc.	496,400	1,484,236
	Unifirst Corp.	139,982	6,719,136
*	Universal Electronics, Inc.	139,890	3,556,004
* #	Universal Technical Institute, Inc.	276,017	3,566,140
* #	Valassis Communications, Inc.	392,700	6,240,003
	Value Line, Inc.	63,301	2,503,555
*	ValueVision Media, Inc. Class A	366,543	1,616,455
* #	VCG Holding Corp.	151,800	689,172
	Virco Manufacturing Corp.	155,131	775,655
	Visteon Corp.	377,991	1,527,084
*	Voyager Learning Co.	27,100	158,535
*	Waxman Industries, Inc.	975	6,435
* #	WCI Communities, Inc.	300,400	570,760
*	Wells-Gardner Electronics Corp.	95,143	159,840
*	West Marine, Inc.	180,202	810,909
*	Westwood One, Inc.	516,600	883,386
*	Wet Seal, Inc. Class A	691,614	3,098,431
	Weyco Group, Inc.	26,080	750,322
*	Williams Controls, Inc.	16,592	230,463
*	Wilsons The Leather Experts, Inc.	346,520	48,513
*	Winmark Corp.	53,798	928,015
#	Winnebago Industries, Inc.	183,486	2,737,611
* #	WisdomTree Investments, Inc.	6,700	17,755
*	Woodbridge Holdings Corp.	73,100	125,001
* #	WorldSpace, Inc. Class A	18,300	29,463
* #	Xanadoo Co.	566	198,100
#	Xerium Technologies, Inc.	80,982	378,186
*	Young Broadcasting, Inc. Class A	196,237	35,323
* #	Zale Corp.	122,700	2,672,406
Total Consumer Discretionary			584,259,247

Consumer Staples — (3.3%)
#	Alico, Inc.	69,000	2,755,170
*	Alliance One International, Inc.	877,124	5,271,515
#	American Italian Pasta Co.	166,700	1,516,970
#	Andersons, Inc.	176,200	7,463,832
	Arden Group, Inc. Class A	4,607	540,401
*	Atlantic Premium Brands, Ltd.	23,300	21,086
*	B&G Foods, Inc.	4,400	42,768
*	Boston Beer Co., Inc. Class A	131,700	5,239,026
*	Bridgford Foods Corp.	91,667	611,419
*	Cagle’s, Inc. Class A	94,800	559,320
	Calavo Growers, Inc.	113,256	1,660,333
#	Cal-Maine Foods, Inc.	208,919	6,518,273
* #	Caribou Coffee Co.	10,142	21,704
	CCA Industries, Inc.	56,230	493,699
#	Chiquita Brands International, Inc.	414,500	10,088,930
	Coca-Cola Bottling Co. Consolidated	58,624	3,032,033
	Coffee Holding Co, Inc.	400	894
*	Collective Brands, Inc.	5,400	61,182
*	Cuisine Solutions, Inc.	130,816	282,563
*	Darling International, Inc.	644,425	10,381,687

8

	Diamond Foods, Inc.	111,745	2,290,772
*	Elizabeth Arden, Inc.	277,862	4,170,709
#	Farmer Brothers Co.	43,901	1,047,039
*	Glacier Water Services, Inc.	24,500	1,200,500
	Golden Enterprises, Inc.	81,146	190,693
* #	Green Mountain Coffee, Inc.	229,200	9,892,272
	Griffin Land & Nurseries, Inc. Class A	24,000	834,720
*	IGI Labratories, Inc.	15,100	37,599
#	Imperial Sugar Co.	92,680	1,343,860
	Ingles Market, Inc. Class A	113,498	2,764,811
*	Integrated Biopharma, Inc.	116,875	308,550
	Inter Parfums, Inc.	200,313	5,041,878
	J & J Snack Foods Corp.	181,697	5,278,298
*	Katy Industries, Inc.	76,100	95,125
	Lance, Inc.	302,509	6,325,463
* #	Lifeway Foods, Inc.	133,457	1,725,599
#	Mannatech, Inc.	253,670	1,603,194
* #	Maui Land & Pineapple Co., Inc.	73,210	2,114,305
* #	Medifast, Inc.	123,000	719,550
#	MGP Ingredients, Inc.	152,173	1,126,080
*	Monterey Pasta Co.	162,493	401,358
#	Nash Finch Co.	126,284	4,829,100
#	National Beverage Corp.	450,402	3,382,519
*	Natural Alternatives International, Inc.	61,798	485,114
* #	Natural Health Trends Corp.	59,195	87,017
#	Nature’s Sunshine Products, Inc.	153,100	1,224,800
	Oil-Dri Corp. of America	70,375	1,206,931
*	Omega Protein Corp.	145,547	2,027,470
*	Orchids Paper Products Co.	4,883	37,355
*	Pantry, Inc.	42,694	520,867
*	Parlux Fragrances, Inc.	184,900	623,113
* #	Peet’s Coffee & Tea, Inc.	135,649	3,168,761
*	Pizza Inn, Inc.	39,700	89,325
*	Prestige Brands Holdings, Inc.	241,275	2,632,310
	PriceSmart, Inc.	271,921	6,401,020
*	Pyramid Breweries, Inc.	82,298	209,860
#	Reddy Ice Holdings, Inc.	60,800	756,960
*	Redhook Ale Brewery, Inc.	72,600	326,700
#	Reliv International, Inc.	160,559	934,453
	Rocky Mountain Chocolate Factory, Inc.	79,954	935,462
#	Sanderson Farms, Inc.	197,109	9,841,652
*	Sanfilippo (John B.) & Son, Inc.	75,747	702,932
*	Scheid Vineyards, Inc.	2,900	100,050
	Schiff Nutrition International, Inc.	98,442	617,231
	Scope Industries	16,650	1,648,350
*	Seneca Foods Corp. Class A	2,950	61,655
*	Seneca Foods Corp. Class B	7,411	159,262
	Spartan Stores, Inc.	211,866	5,080,547
* #	Spectrum Brands, Inc.	482,600	2,007,616
* #	Star Scientific, Inc.	716,798	1,390,588
	Stephan Co.	33,500	113,565
	Tasty Baking Co.	80,500	470,925
*	Tofutti Brands, Inc.	52,377	154,774
*	TreeHouse Foods, Inc.	138,000	3,605,940
*	United Natural Foods, Inc.	16,416	349,168

9

	United-Guardian, Inc.	39,320	444,316
* #	USANA Health Services, Inc.	174,170	4,432,626
*	Vermont Pure Holdings, Ltd.	20,600	27,810
	Village Super Market, Inc.	20,804	974,667
	WD-40 Co.	165,858	5,745,321
	Weis Markets, Inc.	1,845	63,671
*	Winn-Dixie Stores, Inc.	6,000	108,300
*	Zapata Corp.	124,444	862,397
Total Consumer Staples			173,917,680

Energy — (4.5%)
* #	Abraxas Petroleum Corp.	486,100	2,163,145
	Adams Resources & Energy, Inc.	68,250	2,277,502
* #	Allis-Chalmers Energy, Inc.	335,700	5,763,969
*	American Oil & Gas, Inc.	381,607	1,423,394
*	Arena Resources, Inc.	34,472	1,726,013
	Barnwell Industries, Inc.	74,626	1,041,033
*	Basic Energy Services, Inc.	141,600	4,073,832
* #	Bolt Technology Corp.	83,130	1,680,057
*	Boots & Coots International Well Control, Inc.	567,362	1,219,828
*	Brigham Exploration Co.	411,871	6,000,960
*	Bronco Drilling Co., Inc.	144,216	2,621,847
*	Callon Petroleum Co.	195,500	5,067,360
	CARBO Ceramics, Inc.	4,800	228,912
*	Catalytica Energy Systems, Inc.	8,358	31,092
	CKX Lands, Inc.	5,967	84,493
*	Clayton Williams Energy, Inc.	111,180	10,480,939
*	Contango Oil & Gas Co.	27,762	2,319,515
*	Credo Petroleum Corp.	5,113	82,728
*	Dawson Geophysical Co.	75,050	5,125,164
* #	Dune Energy, Inc.	372,110	398,158
* #	Edge Petroleum Corp.	215,974	1,136,023
* #	Endeavour International Corp.	781,460	1,414,443
*	Energy Partners, Ltd.	130,212	1,955,784
*	Evolution Petroleum Corp.	34,786	212,195
* #	FX Energy, Inc.	352,192	1,841,964
*	Gasco Energy, Inc.	757,800	2,879,640
*	Geokinetics, Inc.	1,500	28,755
*	Geomet, Inc.	4,700	38,728
* #	Goodrich Petroleum Corp.	223,100	9,504,060
	Gulf Island Fabrication, Inc.	138,349	5,724,882
*	Gulfport Energy Corp.	330,742	5,030,586
*	Harvest Natural Resources, Inc.	487,800	5,434,092
*	HKN, Inc.	11,501	121,221
*	Houston American Energy Corp.	266,977	1,906,216
* #	Hyperdynamics Corp.	11,100	19,092
*	Infinity, Inc.	136,487	50,500
* #	James River Coal Co.	97,973	3,731,792
*	Kodiak Oil & Gas Corp.	101,600	370,840
	Lufkin Industries, Inc.	106,979	8,534,785
*	Matrix Service Co.	252,394	6,085,219
* #	McMoran Exploration Co.	265,100	8,461,992
*	Meridian Resource Corp.	810,972	1,800,358
* #	Mexco Energy Corp.	1,400	44,534
*	Mitcham Industries, Inc.	94,300	2,006,704

10

*	NATCO Group, Inc. Class A	170,198	8,045,259
* #	National Coal Corp.	145,689	1,073,728
*	Natural Gas Services Group	103,600	2,839,676
*	Newpark Resources, Inc.	880,469	6,207,306
*	OMNI Energy Services Corp.	171,145	968,681
* #	Pacific Ethanol, Inc.	394,786	1,397,542
	Panhandle Royalty Co.	55,492	1,845,109
*	Parallel Petroleum Corp.	346,786	7,285,974
* #	Parker Drilling Co.	471,000	4,210,740
*	Petroleum Development Corp.	80,720	5,577,752
*	PetroQuest Energy, Inc.	458,562	10,157,148
*	PHI, Inc. (69336T106)	2,314	82,355
*	PHI, Inc. (69336T205)	114,859	4,504,770
*	Pioneer Drilling Co.	378,705	6,744,736
* #	PowerSecure International, Inc.	151,500	1,527,120
* #	Pyramid	4,576	79,256
* #	Quest Resource Corp.	142,239	1,580,275
* #	Rentech, Inc.	1,286,825	2,998,302
* #	Royale Energy, Inc.	52,230	302,412
* #	SulphCo, Inc.	647,100	2,381,328
*	Superior Well Services, Inc.	167,894	4,153,698
* #	Syntroleum Corp.	463,596	1,056,999
*	T-3 Energy Services, Inc.	76,295	4,937,812
* #	Teton Energy Corp.	148,193	819,507
*	TGC Industries, Inc.	173,766	1,204,198
* #	Toreador Resources Corp.	158,909	1,465,141
* #	Transmeridian Exploration, Inc.	831,700	374,265
* #	Trico Marine Services, Inc.	145,226	5,575,226
* #	Tri-Valley Corp.	225,222	1,463,943
* #	TXCO Resources, Inc.	326,057	3,609,451
*	Union Drilling, Inc.	141,054	2,648,994
* #	Uranium Resources, Inc.	209,172	930,815
*	VAALCO Energy, Inc.	534,600	3,934,656
* #	VeraSun Energy Corp.	30,100	204,680
* #	Verenium Corp.	476,046	1,142,510
* #	Warren Resources, Inc.	477,074	6,450,040
*	Westmoreland Coal Co.	86,167	1,591,504
*	Westside Energy Corp.	185,798	897,404
	World Fuel Services Corp.	51,719	1,245,911
Total Energy			235,660,569

Financials — (12.2%)
*	1st Constitution Bancorp	8,410	106,555
	1st Independence Financial Group, Inc.	6,285	106,908
*	1st Pacific Bancorp	500	4,000
	1st Source Corp.	204,017	4,455,731
	21st Century Holding Co.	74,434	764,437
	Abigail Adams National Bancorp, Inc.	12,312	130,015
	Abington Bancorp, Inc.	17,151	172,025
	Access National Corp.	42,716	322,079
	Advance America Cash Advance Centers, Inc.	69,197	480,227
	Advanta Corp. Class A	4,178	33,006
	Affirmative Insurance Holdings, Inc.	41,508	322,102
	Alliance Bancorp, Inc. of Pennsylvania	5,920	56,240
	Alliance Financial Corp.	10,308	243,681

11

*	Alphatec Holdings, Inc.	42,831	212,442
*	AmComp, Inc.	11,764	130,463
#	Amcore Financial, Inc.	234,932	2,302,334
	Ameriana Bancorp	20,650	179,242
	American Bancorp of New Jersey, Inc.	78,536	889,028
	American Equity Investment Life Holding Co.	509,800	5,388,586
*	American Independence Corp.	18,018	120,000
	American National Bankshares, Inc.	9,202	163,428
	American Physicians Capital, Inc.	98,047	4,463,099
*	American Physicians Services Group, Inc.	36,700	801,895
	American River Bankshares	57,206	790,587
*	American Spectrum Realty, Inc.	1,393	45,621
	American West Bancorporation	138,113	462,679
	Ameris Bancorp	121,250	1,682,950
*	Amerisafe, Inc.	129,699	2,060,917
*	AmeriServe Financial, Inc.	189,054	565,271
#	Anchor Bancorp Wisconsin, Inc.	216,528	3,037,888
	Arrow Financial Corp.	106,228	2,390,130
	ASB Financial Corp.	4,400	68,200
#	Asset Acceptance Capital Corp.	288,037	4,058,441
#	ASTA Funding, Inc.	136,969	1,119,037
*	Atlantic American Corp.	159,332	227,845
	Atlantic Coast Federal Corp.	55,512	483,510
#	Auburn National Bancorporation, Inc.	2,840	65,320
*	B of I Holding, Inc.	100	697
	Baldwin & Lyons, Inc. Class A	630	13,457
	Baldwin & Lyons, Inc. Class B	88,782	1,927,457
	BancFirst Corp.	152,633	6,628,851
*	Bancinsurance Corp.	39,480	198,387
	Bancorp Rhode Island, Inc.	27,173	903,231
#	BancTrust Financial Group, Inc.	5,958	59,937
	Bank Mutual Corp.	19,000	210,710
	Bank of Commerce Holdings	24,987	188,652
*	Bank of Florida Corp.	83,250	832,500
	Bank of Granite Corp.	144,524	1,469,809
#	Bank of the Ozarks, Inc.	158,935	3,873,246
#	BankAtlantic Bancorp, Inc. Class A	155,800	274,208
	BankFinancial Corp.	212,776	3,168,235
	Banner Corp.	127,956	2,327,520
	Bar Harbor Bankshares	17,573	544,324
	BCB Bancorp, Inc.	4,711	68,027
*	BCSB Bancorp, Inc.	900	10,485
*	Beach First National Bancshares, Inc.	46,850	489,114
	Benjamin Franklin Bancorp, Inc.	4,300	58,050
	Berkshire Bancorp, Inc.	3,505	53,626
	Berkshire Hills Bancorp, Inc.	83,135	2,104,147
	Beverly Hills Bancorp, Inc.	193,155	482,887
	Beverly National Corp.	900	18,450
*	BFC Financial Corp.	166,730	138,386
*	BGC Partners, Inc. Class A	296,275	2,642,773
*	BNCCORP., Inc.	12,585	137,806
*	BNS Holding, Inc.	26,480	397,200
	Boston Private Financial Holdings, Inc.	36,394	306,801
* #	Bridge Capital Holdings	25,359	375,313
*	Broadopoint Securities Group, Inc.	110,420	292,613

12

#	Brooke Corp.	90,649	102,433
	Brookline Bancorp, Inc.	459,669	4,619,673
	Brooklyn Federal Bancorp, Inc.	10,263	138,037
	Brunswick Bancorp	120	1,029
	Bryn Mawr Bank Corp.	37,523	789,859
#	C&F Financial Corp.	10,758	311,874
	Cadence Financial Corp.	17,216	239,475
	California First National Bancorp	80,050	786,491
	Camco Financial Corp.	26,162	316,560
	Camden National Corp.	71,194	2,175,689
	Capital Bank Corp.	9,543	99,343
#	Capital City Bank Group, Inc.	150,073	4,015,953
#	Capital Corp. of the West	97,918	570,862
	Capital Properties, Inc.	1,808	37,335
#	Capital Southwest Corp.	4,918	592,570
#	Capitol Bancorp, Ltd.	157,490	2,437,945
	Cardinal Financial Corp.	223,885	1,923,172
	Carrollton Bancorp	1,250	17,487
	Carver Bancorp, Inc.	6,994	63,575
	Cascade Financial Corp.	33,664	302,976
	Cash America International, Inc.	7,800	278,928
* #	Cash Systems, Inc.	168,056	63,861
#	Center Bancorp, Inc.	127,896	1,236,754
	Center Financial Corp.	150,354	1,407,313
	Centerstate Banks of Florida, Inc.	19,221	269,286
	Central Bancorp, Inc.	10,000	160,000
	Central Pacific Financial Corp.	45,600	680,352
	Central Virginia Bankshares, Inc.	9,871	163,859
	Centrue Financial Corp.	15,686	282,034
	Century Bancorp, Inc. Class A	12,454	228,531
	CFS Bancorp, Inc.	101,673	1,451,890
	Charter Financial Corp.	750	23,917
#	Chemical Financial Corp.	235,414	5,744,102
*	Chicopee Bancorp, Inc.	700	9,359
	Citizens Community Bancorp, Inc.	100	856
	Citizens First Bancorp, Inc.	79,838	591,600
	Citizens First Corp.	1,300	12,285
	Citizens Holding Co.	2,112	42,768
	Citizens South Banking Corp.	51,585	473,034
* #	Citizens, Inc.	388,983	2,575,067
	City Holding Co.	174,419	7,503,505
* #	Clayton Holdings, Inc.	37,900	223,231
#	Clifton Savings Bancorp, Inc.	2,438	24,843
*	CNA Surety Corp.	334,342	4,891,423
	CNB Financial Corp.	17,271	245,939
#	CoBiz Financial, Inc.	191,894	2,030,239
	Codorus Valley Bancorp, Inc.	9,033	142,457
*	Colonial Bankshares, Inc.	2,850	30,210
#	Colony Bankcorp, Inc.	34,201	386,471
	Columbia Banking System, Inc.	159,361	4,259,720
	Comm Bancorp, Inc.	2,876	120,792
*	Command Security Corp.	600	1,830
	Commercial National Financial Corp.	3,800	57,000
	Commonwealth Bankshares, Inc.	14,852	219,067
* #	Community Bancorp	33,980	271,500

13

	Community Bank System, Inc.	282,197	6,809,414
	Community Bankshares, Inc.	6,030	68,290
	Community Capital Corp.	3,442	38,791
	Community Trust Bancorp, Inc.	150,480	4,610,707
	Community West Bancshares	26,455	231,217
	Compass Diversified Holdings	103,567	1,418,868
	Consolidated-Tokoma Land Co.	51,100	2,735,383
*	Consumer Portfolio Services, Inc.	208,967	595,556
	Cooperative Bankshares, Inc.	24,250	206,125
*	Core-Mark Holding Co., Inc.	35,347	1,026,477
#	Corus Bankshares, Inc.	181,767	1,045,160
*	Cowen Group, Inc.	99,876	793,015
*	Cowlitz Bancorporation	8,003	79,070
	Crawford & Co. Class A	107,389	558,423
#	Crawford & Co. Class B	139,412	833,684
#	CVB Financial Corp.	255,124	2,704,314
*	Dearborn Bancorp, Inc.	21,086	127,570
#	Delta Financial Corp.	219,200	6,576
	Dime Community Bancshares	346,112	6,292,316
* #	Dollar Financial Corp.	219,451	4,373,658
	Donegal Group, Inc. Class A	180,377	3,230,552
	Donegal Group, Inc. Class B	34,326	632,457
	Eastern Insurance Holdings, Inc.	10,570	172,819
	Eastern Virginia Bankshares, Inc.	4,391	73,988
	ECB Bancorp, Inc.	2,822	70,578
	EMC Insurance Group, Inc.	133,763	3,749,377
*	Encore Capital Group, Inc.	207,755	2,195,970
* #	Enstar Group, Ltd.	2,522	269,198
	Enterprise Bancorp, Inc.	2,028	25,299
#	Enterprise Financial Services Corp.	82,695	1,658,035
#	Epoch Holding Corp.	75,975	810,653
	ESB Financial Corp.	97,688	1,054,054
	Evans Bancorp, Inc.	5,830	95,029
#	Evercore Partners, Inc. Class A	2,200	32,032
* #	Exlservice Holdings, Inc.	110,968	2,212,702
*	EZCORP, Inc. Class A	275,700	3,482,091
#	F.N.B. Corp.	395,607	5,930,149
	Farmers Capital Bank Corp.	4,200	103,992
	Federal Agriculture Mortgage Corp. Class A	2,900	50,634
	Federal Agriculture Mortgage Corp. Class C	86,200	2,496,352
* #	Federal Trust Corp.	5,930	6,226
* #	Federal Trust Corp.	5,930	992
	Fidelity Bancorp, Inc.	4,516	62,095
	Fidelity Southern Corp.	82,500	534,600
	Financial Federal Corp.	272,250	6,612,952
*	Financial Industries Corp.	9,148	65,408
	Financial Institutions, Inc.	49,502	911,332
*	First Acceptance Corp.	441,402	1,443,385
*	First Advantage Bancorp	525	6,237
	First Bancorp	143,984	2,420,371
	First Bancorp of Indiana, Inc.	1,400	16,254
	First Bancorp, Inc.	16,977	303,549
*	First Bancshares, Inc.	2,798	39,732
	First Bancshares, Inc.	627	13,007
*	First Bank of Delaware	50,014	123,535

14

#	First Busey Corp.	241,633	4,402,553
	First Business Financial Services, Inc.	1,159	22,033
*	First California Financial Group, Inc.	3,624	29,608
*	First Cash Financial Services, Inc.	318,654	4,904,085
#	First Charter Corp.	330,970	10,187,257
#	First Commonwealth Financial Corp.	283,400	3,179,748
	First Community Bancshares, Inc.	109,410	3,718,846
	First Defiance Financial Corp.	68,992	1,334,305
	First Federal Bancshares of Arkansas, Inc.	46,800	586,404
	First Federal Bankshares, Inc.	1,350	14,850
	First Federal of Northern Michigan Bancorp, Inc.	2,300	15,663
#	First Financial Bancorp	375,426	4,276,102
#	First Financial Bankshares, Inc.	145,421	6,660,282
	First Financial Corp.	122,845	4,023,174
	First Financial Holdings, Inc.	122,500	3,072,300
	First Financial Service Corp.	14,100	298,497
	First Franklin Corp.	2,153	16,729
*	First Investors Financial Services Group, Inc.	43,200	179,712
*	First Keystone Financial, Inc.	16,800	187,320
	First M&F Corp.	15,689	219,332
*	First Mariner Bancorp, Inc.	23,940	96,239
	First Merchants Corp.	167,116	4,136,121
*	First Mercury Financial Corp.	2,700	47,682
* #	First National Bancshares, Inc.	2,956	26,693
	First PacTrust Bancorp, Inc.	19,812	316,398
	First Place Financial Corp.	158,911	2,022,937
*	First Regional Bancorp	116,649	1,244,645
	First Security Group, Inc.	19,011	149,046
#	First South Bancorp, Inc.	59,911	1,153,886
	First State Bancorporation	179,336	1,389,854
	First State Financial Corp.	13,485	99,384
	First United Corp.	24,772	460,264
	First West Virginia Bancorp, Inc.	1,000	15,250
	Firstbank Corp.	33,927	427,481
*	FirstCity Financial Corp.	106,795	465,626
#	Flagstar Bancorp, Inc.	298,800	1,419,300
	Flushing Financial Corp.	201,469	3,952,822
	FNB United Corp.	19,043	191,573
*	Fox Chase Bancorp Inc.	1,500	18,825
*	FPIC Insurance Group, Inc.	93,997	4,277,803
* #	Franklin Bank Corp.	155,974	159,093
* #	Franklin Credit Management Corp.	18,500	17,482
#	Frontier Financial Corp.	117,577	1,728,382
	Gateway Financial Holdings, Inc.	103,567	1,028,420
	German American Bancorp, Inc.	35,365	441,355
*	Golfsmith International Holdings, Inc.	1,000	2,150
	Gouverneur Bancorp, Inc.	900	7,717
#	Great Southern Bancorp, Inc.	135,067	1,560,024
*	Greater Atlantic Financial Corp.	200	265
	Greater Community Bancorp	9,278	161,437
#	Greene Bancshares, Inc.	98,331	1,904,671
	Grubb & Ellis Co.	281,049	1,607,600
	GS Financial Corp.	8,776	155,335
* #	Guaranty Bancorp	222,959	1,335,524
	Guaranty Federal Bancshares, Inc.	25,414	564,191

15

#	Habersham Bancorp	740	6,142
*	Hallmark Financial Services, Inc.	85,120	1,081,024
	Hanmi Financial Corp.	92,906	594,598
	Harleysville Group, Inc.	32	1,248
#	Harleysville National Corp.	264,106	3,581,277
	Harleysville Savings Financial Corp.	3,362	41,184
	Harrington West Financial Group, Inc.	9,629	54,019
*	Harris & Harris Group, Inc.	5,803	46,250
	Hawthorn Bancshares, Inc.	2,059	55,593
#	Heartland Financial USA, Inc.	40,763	953,854
	Hercules Technology Growth Capital, Inc.	129,227	1,340,084
	Heritage Commerce Corp.	114,368	1,820,739
	Heritage Financial Corp.	87,885	1,473,831
	Heritage Financial Group	1,000	12,420
	HF Financial Corp.	33,192	587,498
	Hingham Institution for Savings	9,194	264,327
	HMN Financial, Inc.	37,346	619,944
	Home Bancshares, Inc.	52,893	1,216,539
	Home Federal Bancorp, Inc.	5,090	59,553
	HopFed Bancorp, Inc.	4,655	64,472
	Horace Mann Educators Corp.	23,400	381,186
	Horizon Bancorp	4,587	100,914
	Horizon Financial Corp.	117,723	1,273,763
*	HouseValues, Inc.	500	1,365
	IBERIABANK Corp.	108,162	5,704,464
	IBT Bancorp, Inc.	6,052	187,309
	Imperial Capital Bancorp, Inc.	51,800	519,036
	Independence Holding Co.	41,288	565,233
	Independent Bank Corp. (MA)	140,701	4,122,539
#	Independent Bank Corp. (MI)	214,800	1,290,948
	Indiana Community Bancorp	37,400	815,320
	Infinity Property & Casualty Corp.	159,371	6,425,839
	Integra Bank Corp.	161,455	2,320,108
	Intervest Bancshares Corp.	70,600	619,162
	Investors Title Co.	20,202	975,151
	Irwin Financial Corp.	280,400	1,152,444
	Jefferson Bancshares, Inc.	5,142	47,512
* #	Jesup & Lamont, Inc.	2,025	2,592
	Kearny Financial Corp.	68,852	801,437
*	Kennedy-Wilson, Inc.	76,600	3,523,600
*	Kent Financial Services, Inc.	49,712	88,487
	Kentucky First Federal Bancorp	11,972	118,523
#	K-Fed Bancorp	27,165	309,138
*	LaBranche & Co., Inc.	166,500	1,115,550
	Lakeland Bancorp, Inc.	101,006	1,488,828
	Lakeland Financial Corp.	85,808	2,053,385
	Landmark Bancorp, Inc.	9,792	244,702
	Legacy Bancorp, Inc.	34,225	462,037
#	Life Partners Holdings, Inc.	69,663	1,529,103
	Lincoln Bancorp	5,999	71,928
*	Liquidity Services, Inc.	59,498	660,428
	LNB Bancorp, Inc.	13,195	145,145
* #	Loopnet, Inc.	92,758	1,217,913
	LSB Corp.	25,226	401,093
	LSB Financial Corp.	1,823	33,725

16

#	Macatawa Bank Corp.	154,898	1,392,533
	MainSource Financial Group, Inc.	126,766	2,127,133
* #	MarketAxess Holdings, Inc.	292,095	2,284,183
*	Marlin Business Services, Inc.	118,674	847,332
	MASSBANK Corp.	34,072	1,341,755
	Mayflower Bancorp, Inc.	2,950	31,580
*	Mays (J.W.), Inc.	2,700	55,080
	MBT Financial Corp.	168,253	1,423,420
	MCG Capital Corp.	212,452	1,217,350
	Meadowbrook Insurance Group, Inc.	251,534	1,728,039
	Medallion Financial Corp.	161,000	1,553,650
#	Mercantile Bancorp, Inc.	7,440	119,040
	Mercantile Bank Corp.	34,131	287,042
	Mercer Insurance Group, Inc.	59,656	1,064,860
	Merchants Bancshares, Inc.	62,524	1,436,802
	Meta Financial Group, Inc.	19,423	485,187
	MetroCorp Bancshares, Inc.	56,668	728,184
	MFB Corp.	8,845	238,903
	MicroFinancial, Inc.	69,540	255,907
	Mid Penn Bancorp, Inc.	2,857	74,568
	MidSouth Bancorp, Inc.	15,250	296,612
	Midwest Banc Holdings, Inc.	216,843	1,903,882
	MidWestOne Financial Group, Inc.	2,154	32,870
	Monroe Bancorp	8,874	115,451
*	Move, Inc.	1,396,321	4,202,926
	MutualFirst Financial, Inc.	18,189	185,528
	Nara Bancorp, Inc.	255,746	3,253,089
#	National Interstate Corp.	106,747	2,450,911
#	National Penn Bancshares, Inc.	229,520	3,929,382
	National Security Group, Inc.	12,602	199,238
	National Western Life Insurance Co. Class A	5,851	1,379,549
	Naugatuck Valley Financial Corp.	2,297	21,821
*	Navidec Financial, Inc.	3,516	5,450
*	Navigators Group, Inc.	150,925	7,620,203
	NBT Bancorp, Inc.	335,433	8,224,817
	Nelnet, Inc. Class A	3,400	44,846
*	New Century Bancorp, Inc.	959	6,329
* #	New Concept Energy, Inc.	3,430	26,480
	New England Bancshares, Inc.	2,680	29,346
	New Hampshire Thrift Bancshares, Inc.	18,818	224,687
	New Westfield Financial, Inc.	48,602	477,272
	NewBridge Bancorp	78,909	729,908
*	Newtek Business Services, Inc.	243,027	250,318
* #	NexCen Brands, Inc.	493,934	326,046
*	Nexity Financial Corp.	680	3,794
	North Central Bancshares, Inc.	17,500	467,075
	North Valley Bancorp	9,800	89,474
	Northeast Bancorp	12,600	182,700
	Northeast Community Bancorp, Inc.	5,798	67,257
	Northrim Bancorp, Inc.	57,536	1,078,800
	Northway Financial, Inc.	982	15,712
	Norwood Financial Corp.	2,939	88,611
	NYMAGIC, Inc.	81,344	1,847,322
#	Ocean Shore Holding Co.	7,984	81,836
	OceanFirst Financial Corp.	112,591	2,311,493

17

* #	Ocwen Financial Corp.	353,332	2,487,457
	Ohio Valley Banc Corp.	4,615	115,375
#	Old Second Bancorp, Inc.	99,705	1,893,398
* #	Optimumbank Holdings, Inc.	2,342	19,907
*	Oritani Financial Corp.	3,311	51,652
	Osage Bancshares, Inc.	1,320	12,929
	PAB Bankshares, Inc.	25,369	293,266
#	Pacific Capital Bancorp	22,645	451,541
	Pacific Continental Corp.	68,094	1,016,643
	Pacific Mercantile Bancorp	92,217	842,863
*	Pacific Premier Bancorp, Inc.	27,612	200,187
*	Pacific State Bancorp	13,543	135,430
	Pamrapo Bancorp, Inc.	41,861	628,334
	Park Bancorp, Inc.	3,302	66,684
	Park National Corp.	1,696	120,246
	Parkvale Financial Corp.	50,795	1,332,353
	Patriot Capital Funding, Inc.	46,326	471,135
	Patriot National Bancorp	4,100	62,525
	PAULA Financial	49,300	93,670
#	Peapack-Gladstone Financial Corp.	47,212	1,314,854
*	Penn Treaty American Corp.	198,867	994,335
	Penns Woods Bancorp, Inc.	16,090	489,297
*	Pennsylvania Commerce Bancorp, Inc.	50,107	1,345,874
*	Penson Worldwide, Inc.	1,821	24,401
	Peoples Bancorp of North Carolina	12,405	170,569
	Peoples Bancorp, Inc.	96,416	2,284,095
	Peoples Bancorp, Inc.	3,331	45,968
	Peoples Community Bancorp	900	2,601
#	PFF Bancorp, Inc.	116,500	143,295
*	Pico Holdings, Inc.	170,271	7,059,436
	Pinnacle Bancshares, Inc.	2,000	20,400
* #	Pinnacle Financial Partners, Inc.	139,835	3,760,163
*	PMA Capital Corp. Class A	303,756	3,031,485
	Porter Bancorp, Inc.	8,408	150,924
* #	Portfolio Recovery Associates, Inc.	156,728	6,439,954
#	Preferred Bank	28,949	258,225
	Premier Financial Bancorp, Inc.	15,400	176,946
	Presidential Life Corp.	226,349	3,988,269
	Princeton National Bancorp, Inc.	8,204	229,138
#	PrivateBancorp, Inc.	115,904	4,390,444
	ProCentury Corp.	129,949	2,288,402
	Providence Community Bancshares, Inc.	2,961	42,209
#	Provident Bankshares Corp.	40,500	387,180
	Provident Financial Holdings, Inc.	72,400	936,132
	Provident Financial Services, Inc.	120,774	1,899,775
	Provident New York Bancorp	413,654	5,381,639
*	Prudential Bancorp, Inc. of Pennsylvania	100	1,202
	PSB Holdings, Inc.	224	2,089
	Pulaski Financial Corp.	89,534	1,016,211
#	QC Holdings, Inc.	120,144	997,195
	Rainier Pacific Financial Group, Inc.	51,047	664,632
	Renasant Corp.	144,153	3,347,233
	Republic Bancorp, Inc. Class A	178,255	4,438,549
*	Republic First Bancorp, Inc.	70,617	329,075
#	Resource America, Inc.	172,380	1,730,695

18

*	Rewards Network, Inc.	261,950	1,309,750
	Riverview Bancorp, Inc.	96,249	858,541
	Rockville Financial, Inc.	36,315	502,600
*	Roma Financial Corp.	1,800	26,676
	Rome Bancorp, Inc.	53,296	623,563
#	Royal Bancshares of Pennsylvania, Inc. Class A	25,254	240,166
	Rurban Financial Corp.	2,810	29,814
#	S&T Bancorp, Inc.	175,639	5,710,024
#	S.Y. Bancorp, Inc.	131,985	3,329,982
	Safety Insurance Group, Inc.	68,016	2,629,499
	Salisbury Bancorp, Inc.	1,235	40,755
	Sanders Morris Harris Group, Inc.	183,086	1,336,528
#	Sandy Spring Bancorp, Inc.	152,497	4,038,121
	SCBT Financial Corp.	77,631	2,585,112
*	SCPIE Holdings, Inc.	38,569	1,064,504
*	Seabright Insurance Holdings	165,630	2,537,452
#	Seacoast Banking Corp. of Florida	173,713	1,867,415
#	Security Bank Corp.	81,743	449,586
*	Security National Financial Corp. Class A	7,408	32,817
	Shore Bancshares, Inc.	4,390	104,087
	Shore Financial Corp.	3,360	73,920
	SI Financial Group, Inc.	600	5,886
	Siebert Financial Corp.	42,300	147,627
#	Sierra Bancorp	89,538	1,972,522
*	Signature Bank	121,734	3,474,288
	Simmons First National Corp. Class A	138,653	4,219,211
#	Smithtown Bancorp, Inc.	73,317	1,511,063
#	South Street Financial Corp.	2,945	17,066
*	Southcoast Financial Corp.	26,788	385,211
	Southern Community Financial Corp.	44,916	321,599
*	Southern Connecticut Bancorp, Inc.	5,900	41,890
*	Southern First Bancshares, Inc.	21,527	288,247
	Southern Missouri Bancorp, Inc.	500	7,350
	SouthFirst Bancshares, Inc.	100	831
	Southside Bancshares, Inc.	87,841	1,922,860
	Southwest Bancorp, Inc.	139,840	2,371,686
	Southwest Georgia Financial Corp.	7,416	135,713
	State Bancorp, Inc.	105,576	1,472,785
	StellarOne Corp.	62,755	1,084,406
#	Sterling Bancorp	309,669	4,542,844
	Sterling Bancshares, Inc.	632,637	6,465,550
	Sterling Financial Corp.	11,300	100,344
	Stewart Information Services Corp.	52,200	1,234,530
*	Stifel Financial Corp.	137,583	7,854,613
*	Stratus Properties, Inc.	66,808	1,769,744
#	Suffolk Bancorp	99,389	3,345,434
*	Sun American Bancorp	7,880	28,053
*	Sun Bancorp, Inc.	216,484	2,368,335
* #	Superior Bancorp	75,613	1,119,829
	Sussex Bancorp	4,460	44,645
	SWS Group, Inc.	268,623	4,964,153
	Taylor Capital Group, Inc.	67,340	865,319
	Team Financial, Inc.	3,892	31,331
	Teche Holding Co.	5,615	202,140
* #	Tejon Ranch Co.	164,529	6,566,352

19

#	Temecula Valley Bancorp, Inc.	73,925	445,028
*	Texas Capital Bancshares, Inc.	171,944	3,115,625
	TF Financial Corp.	17,770	430,567
*	The Bancorp, Inc.	135,000	1,437,750
*	The Intergroup Corp.	6,500	114,237
	The Savannah Bancorp, Inc.	10,468	164,452
#	The Wilber Corp.	14,950	130,065
	Thomas Properties Group, Inc.	62,989	652,566
* #	Thomas Weisel Partners Group, Inc.	39,221	267,487
	TIB Financial Corp.	27,151	174,038
*	Tidelands Bancshares, Inc.	9,107	84,240
#	TierOne Corp.	163,324	1,171,033
	Timberland Bancorp, Inc.	75,326	827,079
	Tompkins Financial Corp.	82,112	3,727,885
	Tower Financial Corp.	2,850	26,761
#	Tower Group, Inc.	194,624	5,073,848
*	Tradestation Group, Inc.	410,037	4,317,690
* #	Trenwick Group, Ltd.	12,662	16
* #	Triad Guaranty, Inc.	95,939	212,025
#	Trico Bancshares	150,603	2,481,937
#	TrustCo Bank Corp. (NY)	535,137	4,687,800
#	Umpqua Holdings Corp.	60,464	842,868
*	Unico American Corp.	114,100	1,070,258
	Union Bankshares Corp.	120,442	2,414,862
	Union Bankshares, Inc.	7,385	145,484
*	United America Indemnity, Ltd.	55,464	808,110
	United Bancshares, Inc.	2,040	27,030
*	United Capital Corp.	90,008	2,070,184
#	United Community Banks, Inc.	18,500	193,510
	United Community Financial Corp.	263,953	1,602,195
	United Financial Bancorp, Inc.	30,828	377,026
	United Fire & Casualty Co.	62,904	2,270,205
*	United PanAm Financial Corp.	150,147	557,045
#	United Security Bancshares (CA)	88,454	1,318,849
	United Western Bancorp, Inc.	35,127	606,292
	Unity Bancorp, Inc.	30,354	238,886
	Universal Insurance Holdings, Inc.	106,081	360,675
#	Univest Corporation of Pennsylvania	99,127	2,434,559
	ViewPoint Financial Group	5,549	89,838
#	Vineyard National Bancorp Co.	91,127	276,115
*	Virginia Commerce Bancorp, Inc.	257,461	1,557,639
	VIST Financial Corp.	6,927	116,166
*	Waccamaw Bankshares, Inc.	8,684	80,153
	Wainwright Bank & Trust Co.	12,087	131,386
	Washington Banking Co.	71,095	925,657
	Washington Trust Bancorp, Inc.	132,221	3,129,671
*	Wauwatosa Holdings, Inc.	50,830	664,348
	Wayne Savings Bancshares, Inc.	1,789	16,638
	Wesbanco, Inc.	244,944	5,388,768
#	West Bancorporation	159,296	1,911,552
	West Coast Bancorp	149,461	1,729,264
* #	Western Alliance Bancorp	16,500	174,735
	Westwood Holdings Group, Inc.	68,070	2,792,231
* #	White River Capital, Inc.	1,508	19,174
	Willow Financial Bancorp, Inc.	146,353	1,406,452

20

	Wilshire Bancorp, Inc.	264,376	2,360,878
*	Wilshire Enterprises, Inc.	130,375	404,162
	Wintrust Financial Corp.	96,528	3,009,743
*	World Acceptance Corp.	177,000	7,826,940
	WSB Holdings, Inc.	44,668	261,308
	WSFS Financial Corp.	12,200	621,590
	WVS Financial Corp.	1,395	22,641
* #	ZipRealty, Inc.	117,880	567,003
Total Financials			638,348,864

Health Care — (12.4%)
*	A.D.A.M., Inc.	5,100	36,592
*	Abaxis, Inc.	200,562	5,894,517
* #	Abiomed, Inc.	269,889	3,988,959
* #	Acadia Pharmaceuticals, Inc.	342,908	3,017,590
*	Accelr8 Technology Corp.	16,512	76,285
*	Accelrys, Inc.	262,039	1,708,494
* #	Accentia Biopharmaceuticals, Inc.	56,286	57,412
* #	Access Pharmaceuticals, Inc.	15,200	49,400
* #	Achillion Pharmaceuticals, Inc.	147,200	450,432
* #	Acorda Therapeutics, Inc.	51,887	1,118,684
*	Acusphere, Inc.	150,891	99,588
*	Adolor Corp.	294,513	1,669,889
* #	Advanced Life Sciences Holdings, Inc.	280,200	285,804
* #	ADVENTRX Pharmaceuticals, Inc.	511,200	227,484
*	Air Methods Corp.	117,580	4,531,533
* #	Akorn, Inc.	714,437	3,393,576
*	Albany Molecular Research, Inc.	326,551	4,565,183
* #	Alexza Pharmaceuticals, Inc.	78,576	402,309
*	Alliance Imaging, Inc.	473,700	3,993,291
*	Allied Healthcare International, Inc.	352,871	621,053
*	Allied Healthcare Products, Inc.	65,800	478,366
*	Allion Healthcare, Inc.	71,116	425,274
* #	Allos Therapeutics, Inc.	651,602	4,131,157
*	Almost Family, Inc.	26,237	640,445
*	Alteon, Inc.	4,418	13,254
* #	Amag Pharmaceuticals, Inc.	119,140	4,765,600
*	Amedisys, Inc.	14,040	713,372
*	America Services Group, Inc.	99,692	898,225
*	American Caresource Holding, Inc.	604	2,416
*	American Claims Evaluation, Inc.	3,100	2,480
* #	American Dental Partners, Inc.	123,120	1,479,902
	American Shared Hospital Services	35,563	88,907
*	AMICAS, Inc.	434,714	1,195,463
*	AMN Healthcare Services, Inc.	332,900	5,795,789
*	Amsurg Corp.	297,081	8,104,370
	Analogic Corp.	128,346	8,601,749
*	Anesiva, Inc.	107,121	375,995
*	Angeion Corp.	1,294	7,764
*	AngioDynamics, Inc.	170,383	2,639,233
*	Anika Therapeutics, Inc.	104,533	909,437
* #	Antigenics, Inc.	429,428	991,979
*	AP Pharma, Inc.	48,350	75,909
*	Apria Healthcare Group, Inc.	60,615	1,021,363
*	Aradigm Corp.	29,208	25,995

21

* #	Arcadia Resources, Inc.	126,700	95,025
* #	Ardea Biosciences, Inc.	50,457	726,581
* #	Arena Pharmaceuticals, Inc.	598,979	3,072,762
*	Ariad Pharmaceuticals, Inc.	631,834	1,630,132
*	Arqule, Inc.	388,417	1,662,425
* #	Array BioPharma, Inc.	395,379	2,459,257
*	Arrhythmia Research Technology, Inc.	26,575	153,072
* #	Aspect Medical Systems, Inc.	216,544	1,158,510
*	Assisted Living Concepts, Inc.	60,900	408,030
* #	AtheroGenics, Inc.	358,831	214,222
*	AtriCure, Inc.	37,786	370,681
	Atrion Corp.	17,983	1,897,386
*	ATS Medical, Inc.	142,500	313,500
*	Avalon Pharmaceuticals, Inc.	74,342	125,638
*	AVANIR Pharmaceuticals Class A	314,452	377,342
* #	AVANT Immunotherapeutics, Inc.	30,508	427,417
* #	AVI BioPharma, Inc.	482,772	675,881
*	Avigen, Inc.	262,088	778,401
* #	Barrier Therapeutics, Inc.	286,342	704,401
*	Bentley Pharmaceuticals, Inc.	204,950	3,209,517
*	Bioanalytical Systems, Inc.	26,885	120,982
* #	BioCryst Pharmaceuticals, Inc.	285,900	840,546
*	Bio-Imaging Technologies, Inc.	110,475	900,371
* #	BioLase Technology, Inc.	230,885	750,376
*	BioMimetic Therapeutics, Inc.	76,265	911,367
* #	Bio-Reference Laboratories, Inc.	134,668	3,345,153
* #	BioSante Pharmaceuticals, Inc.	227,470	907,605
*	BioScrip, Inc.	356,462	1,529,222
*	BioSphere Medical, Inc.	173,307	608,308
* #	Bovie Medical Corp.	151,099	1,175,550
*	Bruker BioSciences Corp.	218,507	2,543,421
* #	BSD Medical Corp.	208,291	1,555,934
*	Caliper Life Sciences, Inc.	463,931	1,660,873
	Cambrex Corp.	279,840	1,721,016
*	Candela Corp.	224,956	560,140
*	Cantel Medical Corp.	149,670	1,601,469
*	Capital Senior Living Corp.	261,688	2,103,972
*	Caraco Pharmaceutical Laboratories, Ltd.	261,762	4,507,542
*	Cardiac Science Corp.	187,226	1,767,413
* #	Cardica, Inc.	14,850	105,732
*	CardioDynamics International Corp.	34,800	63,336
*	Cardiotech International, Inc.	174,860	89,179
* #	Cardium Therapeutics, Inc.	1,700	3,995
*	CAS Medical Systems, Inc.	997	3,141
*	Catalyst Pharmaceutical Partners, Inc.	2,100	7,539
* #	Cell Genesys, Inc.	632,533	2,239,167
* #	Cell Therapeutics, Inc.	118,819	70,460
*	Centene Corp.	9,200	194,212
*	Cerus Corp.	283,024	1,398,139
*	Chad Therapeutics, Inc.	23,000	5,980
* #	Clarient, Inc.	44,200	85,748
* #	Clinical Data, Inc.	137,774	2,634,239
* #	Columbia Laboratories, Inc.	434,462	1,650,956
* #	Combimatrix Corp.	19,545	186,459
*	Combinatorx, Inc.	277,918	1,014,401

22

	Computer Programs & Systems, Inc.	100,981	2,014,571
* #	Conceptus, Inc.	282,206	5,356,270
*	Conmed Corp.	266,279	7,106,987
*	Continucare Corp.	9,850	21,670
* #	Corcept Therapeutics, Inc.	199,501	466,832
*	Cortex Pharmaceuticals, Inc.	243,740	185,242
*	Corvel Corp.	139,347	5,017,885
* #	Critical Therapeutics, Inc.	279,384	86,609
*	Cross Country Healthcare, Inc.	304,069	4,703,947
*	CryoCor, Inc.	62,340	84,159
*	CryoLife, Inc.	247,429	2,865,228
*	CuraGen Corp.	533,496	597,516
*	Curis, Inc.	404,216	594,198
* #	Cutera, Inc.	129,828	1,329,439
*	CV Therapeutics, Inc.	523,992	4,626,849
* #	Cyberonics, Inc.	250,000	4,432,500
* #	Cyclacel Pharmaceuticals, Inc.	196,819	411,352
*	Cynosure, Inc. Class A	70,655	1,733,167
* #	Cypress Bioscience, Inc.	340,354	2,770,482
*	Cytokinetics, Inc.	27,233	109,477
*	Cytomedix, Inc.	66,200	45,016
* #	Cytori Therapeutics, Inc.	144,413	1,085,986
* #	CytRx Corp.	6,400	5,632
	Datascope Corp.	151,010	6,451,147
*	Daxor Corp.	46,300	677,137
*	Del Global Technologies Corp.	157,042	369,049
* #	Dendreon Corp.	687,460	3,574,792
* #	DepoMed, Inc.	391,048	1,540,729
* #	Dexcom, Inc.	188,288	1,485,592
*	Dialysis Corporation of America	36,751	268,282
*	Digirad Corp.	75,285	168,638
* #	Discovery Laboratories, Inc.	733,463	1,371,576
* #	Durect Corp.	661,389	3,075,459
*	DUSA Pharmaceuticals, Inc.	158,876	314,574
*	Dyax Corp.	579,267	2,131,703
* #	Dynacq Healthcare, Inc.	67,234	414,161
* #	Dynavax Technologies Corp.	369,482	598,561
*	Elite Pharmaceuticals, Inc.	170,713	107,549
*	Emageon, Inc.	122,926	282,730
*	Emergent Biosolutions, Inc.	52,200	561,150
* #	Emeritus Corp.	209,968	4,457,621
*	Emisphere Technologies, Inc.	254,928	469,068
*	Encision, Inc.	3,700	8,510
* #	Endocare, Inc.	23,766	136,179
*	Endologix, Inc.	411,756	1,082,918
* #	Entremed, Inc.	493,456	355,042
*	Enzo Biochem, Inc.	337,687	3,319,463
* #	Enzon Pharmaceuticals, Inc.	132,200	1,163,360
*	EP Medsystems, Inc.	193,300	562,503
* #	Epicept Corp.	35,693	18,917
* #	EPIX Pharmaceuticals, Inc.	298,596	653,925
*	eResearch Technology, Inc.	532,178	8,509,526
*	etrials Worldwide, Inc.	92,049	153,722
*	Evotec AG Sponsored ADR	140,285	542,903
*	Exact Sciences Corp.	264,863	524,429

23

*	Exactech, Inc.	100,152	2,663,042
*	Exelixis, Inc.	465,852	2,944,185
* #	Farville, Inc.	12,443	1,213
* #	Five Star Quality Care, Inc.	316,450	2,120,215
* #	Genaera Corp.	29,683	65,006
* #	Genitope Corp.	336,125	33,612
* #	Genomic Health, Inc.	192,364	3,327,897
* #	Genta, Inc.	141,120	42,336
*	Gentiva Health Services, Inc.	273,736	5,513,043
* #	GenVec, Inc.	701,062	1,254,901
* #	Geron Corp.	721,387	3,065,895
*	Greatbatch, Inc.	218,900	4,104,375
* #	GTC Biotherapeutics, Inc.	134,253	68,469
* #	GTx, Inc.	169,636	2,547,933
* #	Halozyme Therapeutics, Inc.	321,600	1,665,888
* #	Hana Biosciences, Inc.	37,579	31,566
*	Hanger Orthopedic Group, Inc.	178,800	2,324,400
*	Harvard Bioscience, Inc.	302,596	1,452,461
*	Health Grades, Inc.	67,966	383,328
*	HealthAxis, Inc.	5,710	3,997
*	HealthStream, Inc.	212,266	624,062
*	HealthTronics, Inc.	325,205	1,229,275
* #	Hemispherx Biopharma, Inc.	550,400	385,390
*	Hi-Tech Pharmacal Co., Inc.	109,775	1,009,930
* #	HMS Holdings Corp.	231,922	4,691,782
*	Hollis-Eden Pharmaceuticals, Inc.	227,168	343,024
*	Home Diagnostics, Inc.	1,100	8,734
	Hooper Holmes, Inc.	672,769	652,586
*	Human Genome Sciences, Inc.	56,023	329,415
* #	Hythiam, Inc.	119,471	286,730
*	Icagen, Inc.	19,600	32,144
*	ICU Medical, Inc.	137,591	3,505,819
* #	Idenix Pharmaceuticals, Inc.	90,010	588,665
* #	Idera Pharmaceuticals, Inc.	154,651	2,319,765
* #	IDM Pharma, Inc.	87,158	183,032
*	I-Flow Corp.	233,186	3,201,644
* #	Immtech International, Inc.	141,446	140,032
* #	Immunicon Corp.	251,597	67,931
* #	ImmunoGen, Inc.	412,276	1,875,856
* #	Immunomedics, Inc.	663,327	1,771,083
*	IMPATH Bankruptcy Liquidating Trust	70,200	140,400
*	Implant Sciences Corp.	99,817	104,808
*	Incyte Corp.	823,007	7,991,398
* #	Indevus Pharmaceuticals, Inc.	681,291	3,058,997
*	Infinity Pharmaceuticals, Inc.	148,385	1,090,630
*	Inhibitex, Inc.	97,500	63,375
* #	Inovio Biomedical Corp.	366,304	300,369
* #	Insite Vision, Inc.	99,217	58,538
* #	Insmed, Inc.	119,993	71,996
*	Inspire Pharmaceuticals, Inc.	427,333	1,675,145
*	IntegraMed America, Inc.	76,638	637,628
*	Interleukin Genetics, Inc.	91,221	131,358
* #	InterMune, Inc.	309,720	4,367,052
*	Interpharm Holdings, Inc.	139,900	2,938
* #	Introgen Therapeutics, Inc.	401,004	822,058

24

#	Invacare Corp.	256,974	4,671,787
*	Iridex Corp.	75,054	174,876
*	IRIS International, Inc.	177,276	2,804,506
* #	Isolagen, Inc.	338,100	202,860
*	IsoRay, Inc.	4,000	3,400
*	Ista Pharmaceuticals, Inc.	292,733	600,103
*	IVAX Diagnostics, Inc.	44,400	33,300
* #	Javelin Pharmaceuticals, Inc.	395,170	1,114,379
*	Kendle International, Inc.	141,840	5,360,134
*	Kensey Nash Corp.	122,700	3,604,926
* #	Keryx Biopharmaceuticals, Inc.	397,094	202,518
	Kewaunee Scientific Corp.	22,706	408,254
* #	Kosan Biosciences, Inc.	388,907	2,107,876
*	La Jolla Pharmaceutical Co.	363,497	694,279
	Landauer, Inc.	89,595	5,358,677
*	Langer, Inc.	18,400	26,312
*	Lannet Co., Inc.	208,170	811,863
#	LCA-Vision, Inc.	122,391	1,017,069
*	Lexicon Pharmaceuticals, Inc.	1,096,915	2,314,491
*	LHC Group, Inc.	120,710	2,615,786
*	Ligand Pharmaceuticals, Inc. Class B	335,429	1,177,356
*	Lipid Sciences, Inc.	188,800	135,936
* #	Luminex Corp.	303,813	6,756,801
*	Magyar Bancorp, Inc.	14,544	152,567
* #	Mannkind Corp.	58,738	176,214
* #	Martek Biosciences Corp.	113,697	4,293,199
*	Matrixx Initiatives, Inc.	93,800	1,549,576
*	Maxygen, Inc.	359,381	2,116,754
*	MedCath Corp.	219,005	4,752,408
*	Medical Action Industries, Inc.	154,955	2,057,802
*	Medical Staffing Network Holdings, Inc.	227,000	946,590
* #	Medivation, Inc.	127,336	1,931,687
*	MEDTOX Scientific, Inc.	79,672	1,160,024
*	Memory Pharmaceuticals Corp.	270,823	135,682
*	Memry Corp.	287,100	424,908
*	Merge Healthcare, Inc.	221,137	152,585
	Meridian Bioscience, Inc.	118,078	3,463,228
*	Merit Medical Systems, Inc.	262,180	4,173,906
*	Metabasis Therapeutics, Inc.	290,653	514,456
*	Metropolitan Health Networks, Inc.	468,252	1,006,742
* #	Micromet, Inc.	130,650	316,173
* #	Micrus Endovascular Corp.	117,071	1,324,073
* #	MiddleBrook Pharmaceuticals, Inc.	293,323	1,402,084
* #	Milestone Scientific, Inc.	27,100	22,899
* #	Minrad International, Inc.	434,568	982,124
*	Molecular Insight Pharmaceuticals, Inc.	1,700	11,968
* #	Molina Healthcare, Inc.	105,756	3,189,601
* #	Momenta Pharmaceuticals, Inc.	123,718	1,586,065
* #	Monogram Biosciences, Inc.	789,657	868,623
*	MTS Medication Technologies	43,048	387,432
* #	MWI Veterinary Supply, Inc.	96,120	3,683,318
*	Nabi Biopharmaceuticals	598,665	2,478,473
* #	Nanogen, Inc.	298,367	98,700
* #	Nastech Pharmaceutical Co., Inc.	197,420	234,930
*	National Dentex Corp.	42,932	488,995

25

	National Healthcare Corp.	103,884	5,427,939
	National Research Corp.	63,112	2,006,330
*	Natus Medical, Inc.	212,592	4,583,484
* #	Nektar Therapeutics	172,154	767,807
*	Neogen Corp.	135,771	3,576,208
*	Neopharm, Inc.	252,632	154,106
*	Neose Technologies, Inc.	374,618	221,025
*	Neurobiological Technologies, Inc.	2,085	4,337
*	Neurocrine Biosciences, Inc.	368,927	1,818,810
* #	Neurogen Corp.	358,098	297,221
*	Neurometric, Inc.	109,772	234,912
* #	Nighthawk Radiology Holdings, Inc.	193,227	1,474,322
*	NitroMed, Inc.	365,125	449,104
*	NMT Medical, Inc.	118,700	568,573
*	North American Scientific, Inc.	19,900	28,059
* #	Northfield Laboratories, Inc.	243,732	216,921
*	Northstar Neuroscience, Inc.	68,280	115,393
* #	Novacea, Inc.	26,700	86,508
* #	NovaMed, Inc.	219,315	861,908
* #	Novavax, Inc.	550,279	1,650,837
*	Noven Pharmaceuticals, Inc.	240,127	2,939,154
*	NOVT Corp.	19,302	36,288
* #	NPS Pharmaceuticals, Inc.	440,805	1,983,622
*	Nutraceutical International Corp.	107,037	1,416,100
* #	Nutrition 21, Inc.	1,085	423
* #	NuVasive, Inc.	47,658	2,017,363
*	Nuvelo, Inc.	354,782	273,182
* #	NxStage Medical, Inc.	231,040	1,120,544
*	Occulogix, Inc.	12,798	2,176
*	Odyssey Healthcare, Inc.	330,171	3,602,166
* #	Omnicell, Inc.	284,303	3,775,544
*	Omrix Biopharmaceuticals, Inc.	113,586	2,066,129
* #	Opexa Therapeutics, Inc.	21,985	26,382
*	Optimer Pharmaceuticals, Inc.	2,300	17,066
*	OraSure Technologies, Inc.	452,018	2,458,978
*	Orchid Cellmark, Inc.	287,604	813,919
*	Ore Pharmaceuticals, Inc.	51,932	101,267
*	Orthologic Corp.	336,100	346,183
* #	Oscient Pharmaceuticals Corp.	95,072	199,651
* #	Osiris Therapeutics, Inc.	2,645	37,056
*	Osteotech, Inc.	170,725	1,044,837
*	Oxigene, Inc.	276,040	455,466
* #	Pain Therapeutics, Inc.	410,909	3,340,690
* #	PainCare Holdings, Inc.	372,904	9,323
*	Palatin Technologies, Inc.	325,781	68,414
* #	Palomar Medical Technologies, Inc.	177,971	1,968,359
*	Panacos Pharmaceuticals, Inc.	456,566	246,546
*	Par Pharmaceutical Companies, Inc.	270,260	4,929,542
*	PDI, Inc.	131,394	1,084,000
* #	Penwest Pharmaceuticals Co.	209,134	652,498
*	Pharmacopia, Inc.	103,050	444,145
* #	Pharmacyclics, Inc.	190,734	196,456
*	Pharmanet Development Group, Inc.	181,781	3,068,463
*	Phase Forward, Inc.	177,674	3,080,867
*	PHC, Inc.	25,439	71,229

26

* #	PhotoMedex, Inc.	152,162	97,536
*	Pipex Pharmaceuticals, Inc.	9,600	8,880
*	Poniard Pharmaceuticals, Inc.	16	63
* #	Pozen, Inc.	288,796	3,968,057
* #	Progenics Pharmaceuticals, Inc.	252,425	4,134,722
*	Prospect Medical Holdings, Inc.	32,100	118,128
*	Providence Service Corp.	108,845	2,878,950
* #	ProxyMed, Inc.	121,529	128,821
	Psychemedics Corp.	50,095	812,040
*	QuadraMed Corp.	416,508	849,676
* #	Questcor Pharmaceuticals, Inc.	343,109	1,746,425
*	Quidel Corp.	307,000	5,240,490
*	Quigley Corp.	72,152	391,064
* #	RadNet, Inc.	192,606	1,255,791
* #	Regeneration Technologies, Inc.	302,085	3,005,746
*	RegeneRx Biopharmaceuticals, Inc.	16,459	26,499
*	RehabCare Group, Inc.	158,700	2,693,139
*	Repligen Corp.	289,573	1,670,836
* #	Repros Therapeutics, Inc.	106,040	1,051,917
*	Res-Care, Inc.	263,391	5,022,866
*	Retractable Technologies, Inc.	33,500	46,900
* #	Rigel Pharmaceuticals, Inc.	240,963	5,624,076
* #	Rochester Medical Corp.	101,576	1,266,653
* #	Rockwell Medical Technologies, Inc.	18,656	113,615
*	Rotech Healthcare, Inc.	10,968	1,919
*	Rural/Metro Corp.	110,300	290,089
* #	RXi Pharmaceuticals Corp.	319	3,088
* #	Salix Pharmaceuticals, Ltd.	452,529	3,475,423
* #	Sangamo BioSciences, Inc.	343,507	3,806,058
*	Santarus, Inc.	460,119	1,118,089
* #	Savient Pharmaceuticals, Inc.	286,146	7,622,929
*	SciClone Pharmaceuticals, Inc.	452,990	810,852
#	Sciele Pharma, Inc.	344,976	7,558,424
*	SCOLR Pharma, Inc.	84,300	92,730
* #	Seattle Genetics, Inc.	557,925	5,216,599
*	Senesco Technologies, Inc.	23,100	31,185
* #	Senomyx, Inc.	278,963	1,442,239
*	Sequenom, Inc.	329,191	2,531,479
*	SeraCare Life Sciences, Inc.	127,485	509,940
*	SGX Pharmaceuticals, Inc.	7,750	10,695
* #	Signalife, Inc.	25,700	9,509
* #	Somanetics Corp.	124,105	2,194,176
* #	Somaxon Pharmaceuticals, Inc.	98,416	418,268
*	Sonic Innovations, Inc.	257,476	1,029,904
* #	SonoSite, Inc.	161,570	4,963,430
* #	Sonus Pharmaceuticals, Inc.	12,975	4,412
	Span-American Medical System, Inc.	36,600	439,932
*	Spectranetics Corp.	286,611	3,124,060
*	Spectrum Pharmaceuticals, Inc.	255,548	459,986
*	SRI/Surgical Express, Inc.	46,400	176,784
* #	Staar Surgical Co.	227,575	762,376
*	StemCells, Inc.	764,823	1,078,400
* #	Stereotaxis, Inc.	288,784	1,521,892
*	Strategic Diagnostics, Inc.	204,017	754,863
*	Sun Healthcare Group, Inc.	420,360	6,036,370

27

* #	Sunesis Pharmaceuticals, Inc.	23,900	47,800
*	SunLink Health Systems, Inc.	33,465	162,305
* #	SuperGen, Inc.	545,346	1,368,818
* #	SurModics, Inc.	180,264	8,083,038
*	SXC Health Solutions Corp.	11,093	180,705
*	Symmetry Medical, Inc.	269,982	3,998,433
*	Synovis Life Technologies, Inc.	119,202	2,333,975
*	Targacept, Inc.	25,923	205,310
* #	Telik, Inc.	142,343	308,884
* #	Tercica, Inc.	234,266	997,973
*	Theragenics Corp.	280,300	1,101,579
*	Third Wave Technologies, Inc.	411,141	4,362,206
* #	Thoratec Corp.	229,282	3,790,031
*	Threshold Pharmaceuticals, Inc.	202,520	62,781
* #	Titan Pharmaceuticals, Inc.	382,520	585,256
*	Torreypines Therapeutics, Inc.	1,500	1,995
*	Transcend Services, Inc.	100	1,063
#	Trimeris, Inc.	205,654	1,221,585
*	TriZetto Group, Inc.	416,255	8,936,995
*	U.S. Physical Therapy, Inc.	113,006	1,939,183
*	Urologix, Inc.	123,100	156,337
* #	Uroplasty, Inc.	41,537	149,533
	Utah Medical Products, Inc.	53,100	1,486,800
*	Vascular Solutions, Inc.	150,435	970,306
*	Vaxgen, Inc.	59,100	36,642
* #	Vermillion, Inc.	19,960	40,918
*	Via Pharmaceuticals, Inc.	240	540
*	Vical, Inc.	383,982	1,224,903
* #	ViroPharma, Inc.	267,832	2,568,509
* #	Vision-Sciences, Inc.	23,250	115,785
* #	Vital Images, Inc.	166,379	2,570,556
	Vital Signs, Inc.	129,553	7,357,315
* #	Vivus, Inc.	585,337	4,003,705
*	Vnus Medical Technologies	63,069	1,106,861
*	Volcano Corp.	64,126	893,916
*	Wright Medical Group, Inc.	307,377	9,126,023
* #	XOMA, Ltd.	17,000	34,000
	Young Innovations, Inc.	77,342	1,582,417
* #	Zila, Inc.	237,599	59,400
*	Zoll Medical Corp.	196,158	7,110,728
* #	Zymogenetics, Inc.	281,341	2,537,696
Total Health Care			646,466,824

Industrials — (14.1%)
* #	3-D Systems Corp.	176,164	1,613,662
*	A. T. Cross Co. Class A	135,037	1,108,654
#	AAON, Inc.	212,587	4,468,579
*	Acco Brands Corp.	51,606	791,636
*	Accuride Corp.	298,100	2,310,275
	Aceto Corp.	228,797	1,800,632
*	Active Power, Inc.	442,143	619,000
#	Administaff, Inc.	113,778	3,176,682
*	AeroCentury Corp.	6,566	71,963
*	Aerosonic Corp.	34,700	118,674
*	Air Transport Services Group, Inc.	581,006	958,660

28

*	AirNet Systems, Inc.	96,100	268,119
* #	Airtran Holdings, Inc.	507,303	1,521,909
	Alamo Group, Inc.	90,749	2,100,839
*	Alaska Air Group, Inc.	57,500	1,122,975
*	Allegiant Travel Co.	16,968	354,631
* #	Allied Defense Group, Inc.	51,940	368,774
	American Ecology Corp.	176,798	5,077,639
*	American Locker Group, Inc.	32,200	120,750
#	American Railcar Industries, Inc.	34,081	713,315
*	American Reprographics Co.	98,300	1,797,907
#	American Science & Engineering, Inc.	89,984	4,608,980
* #	American Superconductor Corp.	343,974	12,135,403
#	American Woodmark Corp.	154,920	3,490,348
	Ameron International Corp.	84,595	9,700,509
	Ampco-Pittsburgh Corp.	86,200	4,022,092
#	Amrep Corp.	65,210	3,261,152
	Angelica Corp.	93,962	2,039,915
*	APAC Customer Services, Inc.	495,143	708,054
	Apogee Enterprises, Inc.	280,770	6,665,480
* #	Applied Energetics, Inc.	781,939	1,587,336
	Applied Signal Technologies, Inc.	120,204	1,859,556
*	Argon ST, Inc.	216,502	5,226,358
#	Arkansas Best Corp.	162,953	6,055,333
* #	Arotech Corp.	99,723	231,357
	Art’s-Way Manufacturing Co., Inc.	100	2,040
* #	Astec Industries, Inc.	198,740	7,732,973
*	Astronics Corp.	67,236	1,171,923
*	Avalon Holding Corp. Class A	20,575	88,473
*	Axsys Technologies, Inc.	101,363	5,996,635
* #	AZZ, Inc.	119,452	3,748,404
#	Badger Meter, Inc.	249,540	12,264,891
*	Baker (Michael) Corp.	85,237	1,915,275
*	Baldwin Technology Co., Inc. Class A	131,900	415,485
	Barrett Business Services, Inc.	110,289	1,450,300
* #	Beacon Roofing Supply, Inc.	69,927	853,809
*	Blount International, Inc.	456,000	6,388,560
#	BlueLinx Holdings, Inc.	253,500	1,206,660
	Bowne & Co., Inc.	214,283	3,293,530
*	Breeze-Eastern Corp.	94,300	1,105,668
#	Briggs & Stratton Corp.	16,000	236,000
*	BTU International, Inc.	86,300	1,014,888
* #	Builders FirstSource, Inc.	326,290	2,388,443
* #	Butler International, Inc.	69,690	52,268
#	C&D Technologies, Inc.	230,400	1,423,872
*	Cano Petroleum, Inc.	144,872	1,158,976
* #	Capstone Turbine Corp.	905,071	3,403,067
#	Cascade Corp.	123,134	6,201,028
*	Casella Waste Systems, Inc. Class A	238,977	2,666,983
* #	CBIZ, Inc.	681,623	5,807,428
	CDI Corp.	198,022	5,643,627
*	CECO Environmental Corp.	121,676	772,643
*	Celadon Group, Inc.	225,065	2,565,741
*	Cenveo, Inc.	78,500	916,880
	Champion Industries, Inc.	96,894	471,874
*	Channell Commercial Corp.	24,400	29,280

29

*	Chart Industries, Inc.	106,592	4,465,139
	Chase Corp.	82,025	1,537,969
	Chicago Rivet & Machine Co.	20,000	451,000
	CIRCOR International, Inc.	138,180	7,380,194
* #	Coleman Cable, Inc.	4,800	53,280
*	Columbus McKinnon Corp.	184,400	5,257,244
*	Comforce Corp.	80,066	164,135
	Comfort Systems USA, Inc.	400,300	5,319,987
*	Commercial Vehicle Group, Inc.	211,435	2,947,404
*	Competitive Technologies, Inc.	102,100	303,237
	CompX International, Inc.	12,016	80,988
*	COMSYS IT Partners, Inc.	190,136	1,908,965
*	Conrad Industries, Inc.	18,700	219,725
* #	Consolidated Graphics, Inc.	123,797	6,800,169
*	Cornell Companies, Inc.	106,200	2,361,888
*	Corrpro Companies, Inc.	42,175	57,569
* #	CoStar Group, Inc.	53,889	2,527,394
*	Covanta Holding Corp.	1	21
*	Covenant Transport Group Class A	91,000	431,340
*	CPI Aerostructures, Inc.	47,933	378,191
* #	CRA International, Inc.	115,855	4,039,864
	Cubic Corp.	58,497	1,478,804
*	Devcon International Corp.	29,000	43,500
#	Diamond Management & Technology Consultants, Inc.	311,934	1,653,250
*	Distributed Energy Systems Corp.	270,111	137,811
* #	Document Securities Systems, Inc.	132,096	755,589
*	Double Eagle Petroleum Co.	15,421	305,644
*	Ducommun, Inc.	99,023	3,136,058
*	DXP Enterprises, Inc.	33,666	1,385,019
*	Dynamex, Inc.	104,998	2,632,300
	Dynamic Materials Corp.	111,300	4,828,194
* #	Eagle Test Systems, Inc.	121,798	1,404,331
	Eastern Co.	57,872	952,284
	Ecology & Environment, Inc. Class A	16,130	183,076
	Electro Rent Corp.	238,205	3,363,455
#	Encore Wire Corp.	219,225	4,965,446
* #	Energy Focus, Inc.	103,463	246,242
*	EnerSys	36,848	1,150,026
* #	ENGlobal Corp.	247,000	2,536,690
	Ennis, Inc.	252,058	4,761,376
*	EnPro Industries, Inc.	197,900	7,935,790
*	Environmental Tectonics Corp.	60,400	141,940
	Espey Manufacturing & Electronics Corp.	41,000	930,700
*	Evercel, Inc.	2,566	2,027
* #	Exide Technologies	163,098	2,689,486
*	Exponent, Inc.	145,900	4,759,258
*	ExpressJet Holdings, Inc.	497,400	1,009,722
*	EXX, Inc. Class A	11,994	44,378
*	EXX, Inc. Class B	100	383
	Federal Signal Corp.	467,647	6,303,882
*	First Aviation Services, Inc.	1,700	2,729
* #	Flanders Corp.	251,600	1,801,456
*	Flow International Corp.	338,092	3,435,015
*	FLYi, Inc.	1,195	—
*	Fortune Industries, Inc.	3,200	4,800

30

#	Forward Air Corp.	182,025	6,744,026
#	Franklin Electric Co., Inc.	97,027	3,929,594
	Freightcar America, Inc.	76,750	3,346,300
* #	Frontier Airlines Holdings, Inc.	278,557	65,461
	Frozen Food Express Industries, Inc.	161,875	1,278,813
* #	Fuel Tech, Inc.	38,453	978,244
* #	FuelCell Energy, Inc.	625,050	6,331,757
*	Furmanite Corp.	330,948	3,001,698
	G & K Services, Inc. Class A	149,828	5,242,482
* #	Gehl Co.	114,303	1,828,848
#	Gencorp, Inc.	555,400	4,620,928
	General Employment Enterprises, Inc.	21,900	22,776
*	GeoEye, Inc.	146,037	2,489,931
*	GeoPetro Resources Co.	2,726	6,733
*	Global Cash Access, Inc.	38,800	277,420
*	Global Payment Technologies, Inc.	35,300	8,825
	Gorman-Rupp Co.	165,285	7,256,012
*	GP Strategies Corp.	152,856	1,522,446
	Graham Corp.	32,600	2,231,144
	Greenbrier Companies, Inc.	149,800	3,932,250
*	Griffon Corp.	295,450	2,670,868
	Hardinge, Inc.	102,200	1,435,910
*	Hawaiian Holdings, Inc.	588,481	4,307,681
#	Healthcare Services Group, Inc.	410,100	7,234,164
	Heico Corp. Class A	125,402	4,968,427
	Heidrick & Struggles International, Inc.	165,119	4,730,659
*	Henry Bros. Electronics, Inc.	29,514	188,890
*	Herley Industries, Inc.	127,372	2,046,868
*	Hill International, Inc.	246,397	3,979,312
*	Hirsch International Corp. Class A	4,550	7,007
	Hi-Shear Technology Corp.	65,001	770,262
* #	Hoku Scientific, Inc.	58,424	449,865
#	Horizon Lines, Inc. Class A	49,533	622,630
#	Houston Wire & Cable Co.	29,709	641,120
* #	HQ Sustainable Maritime Industries, Inc.	35,842	550,175
*	Hudson Highland Group, Inc.	248,195	3,109,883
* #	Hudson Technologies, Inc.	20,484	67,597
* #	Hurco Companies, Inc.	63,300	2,293,359
*	Huttig Building Products, Inc.	161,870	378,776
*	ICT Group, Inc.	147,645	1,565,037
*	II-VI, Inc.	217,882	8,521,365
*	Industrial Distribution Group, Inc.	81,400	983,312
* #	Innerworkings, Inc.	77,207	990,566
*	Innotrac Corp.	156,400	639,676
* #	Innovative Solutions & Support, Inc.	165,303	1,279,445
*	Insituform Technologies, Inc. Class A	258,860	4,773,378
#	Insteel Industries, Inc.	168,144	2,695,348
*	Integrated Electrical Services, Inc.	151,776	2,771,430
* #	InterDigital, Inc.	19,390	484,556
*	Interline Brands, Inc.	249,015	4,447,408
*	International Shipholding Corp.	57,308	1,362,784
*	Intersections, Inc.	163,946	1,537,813
*	JPS Industries, Inc.	24,500	175,175
*	Kadant, Inc.	108,100	2,889,513
	Kaman Corp. Class A	237,610	6,154,099

31

	Kelly Services, Inc. Class A	75,158	1,578,318
	Kelly Services, Inc. Class B	118	2,366
*	Kenexa Corp.	247,427	4,983,180
*	Key Technology, Inc.	49,005	1,792,113
*	Kforce, Inc.	401,879	3,717,381
	Knoll, Inc.	201,529	2,988,675
* #	Korn/Ferry International	253,000	4,250,400
*	K-Tron International, Inc.	54,706	7,482,687
*	L.B. Foster Co. Class A	120,700	4,131,561
	L.S. Starrett Co. Class A	41,911	954,733
*	LaBarge, Inc.	211,950	2,797,740
*	Ladish Co., Inc.	142,155	4,621,459
	Lawson Products, Inc.	67,295	1,748,997
*	Layne Christensen Co.	159,000	8,129,670
*	Learning Tree International, Inc.	161,606	2,860,426
*	LECG Corp.	222,675	2,249,018
*	LGL Group, Inc.	39,334	287,138
*	LMI Aerospace, Inc.	107,266	2,231,133
	LSI Industries, Inc.	260,130	2,767,783
*	Lydall, Inc.	141,300	2,167,542
* #	M&F Worldwide Corp.	85,330	3,053,961
*	Mac-Gray Corp.	116,200	1,222,424
*	Magnetek, Inc.	298,299	1,342,346
*	MAIR Holdings, Inc.	151,940	638,148
*	Manitex International, Inc.	6,450	34,895
*	Marten Transport, Ltd.	206,500	3,700,480
	Maxco, Inc.	18,800	70,500
	McGrath Rentcorp.	246,518	6,811,292
# ●	MCSi, Inc.	2,000	—
*	Meadow Valley Corp.	22,900	239,992
*	Media Sciences International, Inc.	11,400	33,060
* #	Medialink Worldwide, Inc.	60,009	61,209
*	Merrimac Industries, Inc.	20,512	142,558
* #	Mesa Air Group, Inc.	331,800	238,896
* #	Metalline Mining Co.	9,600	19,488
	Met-Pro Corp.	260,261	3,508,318
* #	MFRI, Inc.	63,151	984,524
* #	Microvision, Inc.	461,801	1,597,831
* #	Milacron, Inc.	42,943	54,967
* #	Millennium Cell, Inc.	118,277	5,205
*	Miller Industries, Inc.	112,829	1,262,557
*	Misonix, Inc.	62,750	225,900
*	Mobile Mini, Inc.	59,670	1,442,224
*	Modtech Holdings, Inc.	156,574	34,415
*	Moore Handley, Inc.	1,500	3,450
*	MTC Technologies, Inc.	150,033	3,575,286
	Mueller (Paul) Co.	26,300	1,354,450
	Multi-Color Corp.	101,404	2,256,239
	NACCO Industries, Inc. Class A	7,700	668,822
*	Nashua Corp.	54,500	514,480
*	National Patent Development Corp.	109,400	251,620
*	National Technical Systems, Inc.	83,600	463,980
*	Navigant Consulting, Inc.	183,927	3,706,129
*	NCI Building Systems, Inc.	130,500	4,076,820
*	North America Galvanizing & Coatings, Inc.	112,700	866,663

32

* #	Odyssey Marine Exploration, Inc.	448,045	2,199,901
	Omega Flex, Inc.	115,650	2,073,605
*	On Assignment, Inc.	350,304	2,921,535
*	Orbit International Corp.	14,582	101,928
*	P.A.M. Transportation Services, Inc.	96,745	1,418,282
	Pacer International, Inc.	41,926	941,658
*	Paragon Technologies, Inc.	39,425	257,840
*	Park-Ohio Holdings Corp.	125,525	1,885,386
*	Patrick Industries, Inc.	47,400	344,124
*	Patriot Transportation Holding, Inc.	31,700	2,849,196
*	Peerless Manufacturing Co.	64,125	2,979,248
*	Pemco Aviation Group Inc	8,074	18,328
*	PGT, Inc.	19,800	60,786
*	Pike Electric Corp.	139,460	2,174,181
* #	Pinnacle Airlines Corp.	217,187	1,413,887
* #	Plug Power, Inc.	674,684	2,118,508
*	Point Blank Solutions, Inc.	399,000	1,256,850
	Portec Rail Products, Inc.	65,593	796,955
*	Powell Industries, Inc.	110,356	5,900,735
* #	Power-One, Inc.	787,298	2,393,386
	Preformed Line Products Co.	28,130	1,421,128
* #	Protection One, Inc.	26,663	226,902
	Providence & Worcester Railroad Co.	14,605	292,100
*	Quality Distribution, Inc.	172,513	603,796
	Quipp, Inc.	14,300	74,360
	Quixote Corp.	87,303	890,491
	Raven Industries, Inc.	349,469	13,192,455
*	RBC Bearings, Inc.	163,625	6,165,390
*	RCM Technologies, Inc.	112,993	488,130
*	Republic Airways Holdings, Inc.	386,391	4,706,242
*	Rush Enterprises, Inc. Class A	239,334	3,872,424
*	Rush Enterprises, Inc. Class B	118,986	1,789,549
*	Saia, Inc.	112,832	1,569,493
	Schawk, Inc.	254,089	4,253,450
*	School Specialty, Inc.	207,467	6,512,389
*	Schuff International, Inc.	53,200	1,489,600
	Servidyne, Inc.	18,810	114,553
	Servotronics, Inc.	24,804	394,136
*	SIFCO Industries, Inc.	52,483	674,407
* #	Simclar, Inc.	23,400	80,496
*	SL Industries, Inc.	88,385	1,299,260
*	SmartPros, Ltd.	38,973	148,097
*	SPACEHAB, Inc.	6,182	3,647
*	Sparton Corp.	93,971	432,267
*	Spherion Corp.	474,893	2,388,712
*	Spherix, Inc.	135,435	139,498
* #	Spire Corp.	102,842	1,478,868
*	Standard Parking Corp.	190,180	4,077,459
	Standard Register Co.	232,340	2,760,199
	Standex International Corp.	116,377	2,403,185
*	Stanley, Inc.	10,200	321,912
*	Sterling Construction Co., Inc.	102,171	2,032,181
	Sun Hydraulics, Inc.	160,570	6,440,463
*	Superior Essex, Inc.	199,863	8,694,041
	Supreme Industries, Inc.	93,883	437,495

33

	Sypris Solutions, Inc.	167,114	750,342
*	SYS Technologies	108,100	264,845
	TAL International Group, Inc.	217,127	5,834,202
*	Taleo Corp. Class A	135,254	2,676,677
* #	Taser International, Inc.	595,694	4,187,729
*	Team, Inc.	156,000	4,998,240
*	TeamStaff, Inc.	3,862	8,883
	Tech/Ops Sevcon, Inc.	60,800	449,920
	Technology Research Corp.	57,021	171,063
	Tecumseh Products Co. Class A	123,298	4,304,333
*	Tecumseh Products Co. Class B	2,168	65,582
	Tennant Co.	184,600	6,492,382
*	The Advisory Board Co.	11,844	546,837
	Thomas Group, Inc.	37,879	97,349
	Titan International, Inc.	260,689	10,305,036
	Todd Shipyards Corp.	56,106	821,392
*	Trailer Bridge, Inc.	42,500	262,650
*	TRC Companies, Inc.	179,330	928,929
	Tredegar Industries, Inc.	337,450	4,930,145
* #	Trex Co., Inc.	144,000	1,612,800
	Triumph Group, Inc.	14,909	927,191
* #	TRM Corp.	153,686	38,422
*	TrueBlue, Inc.	179,721	2,616,738
*	Tufco Technologies, Inc.	4,898	32,327
*	TurboChef Technologies, Inc.	284,090	1,911,926
	Twin Disc, Inc.	164,400	3,123,600
*	U.S. Home Systems, Inc.	80,559	378,627
*	Ultralife Batteries, Inc.	141,146	1,782,674
	Universal Forest Products, Inc.	75,178	2,550,790
* #	Universal Security Instruments, Inc.	23,362	148,349
* #	Universal Truckload Services, Inc.	71,381	1,738,841
*	UQM Technologies, Inc.	247,770	626,858
*	USA Truck, Inc.	100,052	1,278,665
* #	Valence Technology, Inc.	67,400	272,970
*	Valpey Fisher Corp.	36,360	150,894
*	Versar, Inc.	79,581	413,821
	Viad Corp.	208,359	6,871,680
#	Vicor Corp.	273,354	3,086,167
*	Volt Information Sciences, Inc.	230,256	3,444,630
	VSE Corp.	50,570	1,738,091
	Wabash National Corp.	301,940	2,590,645
*	WCA Waste Corp.	140,080	771,841
*	Westaff, Inc.	152,017	310,115
* #	Willdan Group, Inc.	7,764	41,926
*	Willis Lease Finance Corp.	72,137	794,950
*	Zareba Systems, Inc.	750	1,868
Total Industrials			732,505,667

Information Technology — (16.9%)
* #	8X8, Inc.	84,000	97,440
* #	Acacia Research-Acacia Technologies	280,483	1,523,023
* #	Access Integrated Technologies, Inc.	186,582	401,151
*	ACI Worldwide, Inc.	57,519	1,001,406
*	Acorn Factor, Inc.	86,500	559,655
*	Actel Corp.	247,416	4,243,184

34

*	ActivIdentity Corp.	433,354	1,230,725
*	Actuate Corp.	598,987	2,970,976
*	Adaptec, Inc.	1,028,638	3,322,501
*	ADDvantage Technologies Group, Inc.	62,629	230,475
* #	Adept Technology, Inc.	21,038	176,509
*	Advanced Analogic Technologies, Inc.	386,278	2,696,220
*	Advanced Energy Industries, Inc.	407,372	6,452,772
* #	Advanced Photonix, Inc.	82,398	115,357
*	Aehr Test Systems	67,700	591,698
*	Aetrium, Inc.	94,699	296,408
	Agilysys, Inc.	241,695	2,523,296
*	Airspan Networks, Inc.	404,222	358,949
* ●	Allen Organ Co.	4,700	42,711
	Alliance Semiconductor Corp.	151,255	143,692
*	Allied Motion Technologies, Inc.	34,580	187,769
* #	American Commercial Lines, Inc.	80,237	1,230,836
	American Software, Inc. Class A	277,700	1,816,158
* #	Ampex Corp. Class A	7,565	1,891
*	Amtech Systems, Inc.	72,344	711,142
* #	Anadigics, Inc.	564,960	6,982,906
*	Analysts International Corp.	190,092	330,760
*	Anaren, Inc.	162,146	2,109,519
*	Ansoft Corp.	234,300	8,547,264
*	Apogee Technology, Inc.	3,300	2,690
*	Applied Digital Solutions, Inc.	535,300	455,005
*	Ariba, Inc.	645,220	9,575,065
*	Art Technology Group, Inc.	1,043,954	3,914,828
* #	Ascendia Brands, Inc.	109,895	3,297
*	Astea International, Inc.	21,160	73,637
	Astro-Med, Inc.	68,027	680,270
*	Asyst Technologies, Inc.	476,594	1,691,909
* #	Atari, Inc.	81,814	134,175
	Atlantic Tele-Network, Inc.	61,545	1,843,888
*	Authentidate Holding Corp.	295,902	150,910
*	Autobytel, Inc.	391,202	653,307
* #	Avanex Corp.	1,215,890	1,434,750
* #	Avid Technology, Inc.	2,975	63,844
*	Aviza Technology, Inc.	116,068	62,677
*	Aware, Inc.	218,179	789,808
*	Axcelis Technologies, Inc.	1,005,230	5,739,863
*	Axesstel, Inc.	97,500	78,975
*	AXS-One, Inc.	149,900	52,465
*	AXT, Inc.	289,963	1,339,629
* #	Bankrate, Inc.	179,072	9,043,136
	Bel Fuse, Inc. Class A	42,550	1,304,158
	Bel Fuse, Inc. Class B	93,150	2,439,599
*	Bell Industries, Inc.	88,500	19,028
*	Bell Microproducts, Inc.	228,950	606,718
*	BigBand Networks, Inc.	93,452	495,296
*	Bitstream, Inc.	81,600	512,448
	Black Box Corp.	160,930	4,618,691
*	Blonder Tongue Laboratories, Inc.	76,300	92,323
*	Blue Coat Systems, Inc.	239,874	4,346,517
	Bogen Communications International, Inc.	64,200	303,345
*	Bookham, Inc.	692,066	1,404,894

35

*	Borland Software Corp.	698,336	984,654
*	Bottomline Technologies, Inc.	243,096	2,418,805
*	Brightpoint, Inc.	9,808	96,609
* #	BroadVision, Inc.	1,336,825	1,363,562
*	BSQUARE Corp.	95,225	454,223
* #	Cabot Microelectronics Corp.	234,301	8,692,567
*	CalAmp Corp.	221,484	555,925
*	California Micro Devices Corp.	209,700	748,629
*	Callidus Software, Inc.	199,706	1,214,212
*	CallWave, Inc.	182,541	443,575
	CAM Commerce Solutions, Inc.	35,916	1,301,237
*	Captaris, Inc.	271,921	1,185,576
*	Cascade Microtech, Inc.	7,800	61,230
#	Cass Information Systems, Inc.	35,120	1,115,762
*	Catalyst Semiconductor, Inc.	149,542	672,939
*	Catapult Communications Corp.	127,358	938,628
*	Centillium Communications, Inc.	351,310	281,048
*	CEVA, Inc.	186,703	1,562,704
*	Checkpoint Systems, Inc.	679	17,634
*	Cherokee International Corp.	190,958	553,778
*	Chordiant Software, Inc.	316,181	2,029,882
*	Chyron International Corp.	2,415	14,249
*	Ciber, Inc.	487,964	3,425,507
*	Ciprico, Inc.	49,200	79,704
*	Cirrus Logic, Inc.	866,516	5,684,345
*	Clarus Corp.	138,650	831,900
*	Clearfield, Inc.	41,400	62,100
	CLST Holdings, Inc.	852	311
*	CMGI, Inc.	62,978	943,410
	Cognex Corp.	285,198	7,945,616
	Cohu, Inc.	221,068	3,782,473
*	Comarco, Inc.	72,455	233,305
# ●	Commerce One, Inc.	4,800	—
	Communications Systems, Inc.	118,400	1,308,320
*	Computer Task Group, Inc.	178,200	892,782
*	Comtech Telecommunications Corp.	8,169	378,225
*	Concurrent Computer Corp.	627,992	433,314
* #	Convera Corp.	415,272	577,228
*	CPI International, Inc.	109,756	1,337,926
*	Cray, Inc.	62,070	386,696
*	Credence Systems Corp.	993,702	1,073,198
*	CSG Systems International, Inc.	102,155	1,356,618
*	CSP, Inc.	78,328	459,785
	CTS Corp.	280,819	3,055,311
*	CVD Equipment Corp.	31,867	100,700
*	Cyberoptics Corp.	86,095	771,411
*	Cybersource Corp.	466,945	9,063,402
#	Daktronics, Inc.	98,514	1,988,998
*	Data I/O Corp.	77,000	453,530
*	Datalink Corp.	102,131	485,122
	Dataram Corp.	83,150	270,238
*	DataTRAK International, Inc.	43,350	26,660
*	Datawatch Corp.	18,488	48,623
*	Delphax Technologies, Inc.	51,200	10,240
*	Digi International, Inc.	239,351	2,158,946

36

*	Digimarc Corp.	211,333	2,347,910
*	Ditech Networks, Inc.	316,660	753,651
*	Dot Hill Systems Corp.	415,566	1,246,698
*	Double-Take Software, Inc.	35,300	460,312
*	DSP Group, Inc.	275,627	2,298,729
*	DTS, Inc.	179,451	6,011,609
*	Dynamics Research Corp.	82,812	887,745
*	EarthLink, Inc.	780,292	7,490,803
*	Easylink Services International Corp.	13,900	40,032
* #	Echelon Corp.	376,833	5,562,055
*	EDGAR Online, Inc.	230,999	531,298
*	Edgewater Technology, Inc.	87,868	451,642
*	EFJ, Inc.	228,174	337,698
*	Elecsys Corp.	27,320	155,724
*	Electro Scientific Industries, Inc.	285,786	4,515,419
* #	Electroglas, Inc.	192,800	362,464
	Electro-Sensors, Inc.	3,450	16,940
* #	Elixir Gaming Technologies, Inc.	827,744	1,208,506
*	eLoyalty Corp.	84,791	708,853
* #	EMCORE Corp.	459,541	3,611,992
*	EMS Technologies, Inc.	151,599	4,150,781
*	En Pointe Technologies, Inc.	57,200	134,992
*	Endwave Corp.	111,900	765,396
* #	Enliven Marketing Technologies Corp.	231,455	215,253
*	Entertainment Distribution Co., Inc.	622,309	280,039
*	Entorian Technologies, Inc.	445,218	467,479
*	Entrust, Inc.	597,298	1,672,434
*	Epicor Software Corp.	560,873	4,812,290
* #	EPIQ Systems, Inc.	289,576	4,775,108
*	ePlus, Inc.	71,645	852,576
*	ESS Technology, Inc.	317,393	507,829
*	Evans & Sutherland Computer Corp.	99,891	92,899
*	Evolving Systems, Inc.	71,600	166,828
*	Exar Corp.	395,970	3,112,324
*	Excel Technology, Inc.	106,096	2,760,618
*	Extreme Networks, Inc.	1,170,472	3,804,034
* #	FalconStor Software, Inc.	489,952	4,380,171
* #	Faro Technologies, Inc.	145,602	4,174,409
*	FEI Co.	106,851	2,504,587
* #	Finisar Corp.	78,506	144,451
*	Forgent Networks, Inc.	263,300	144,815
*	Forrester Research, Inc.	224,649	6,786,646
* #	FortuNet, Inc.	5,570	35,147
	Frequency Electronics, Inc.	89,100	596,970
*	FSI International, Inc.	276,071	483,124
*	Gerber Scientific, Inc.	213,989	2,142,030
	Gevity HR, Inc.	245,268	1,832,152
*	Giga-Tronics, Inc.	49,100	67,513
*	Globecomm Systems, Inc.	142,500	1,383,675
*	Goldleaf Financial Solutions, Inc.	170,531	349,589
*	Greenfield Online, Inc.	254,623	3,243,897
*	GSE Systems, Inc.	117,306	1,008,832
*	GSI Technology, Inc.	200	822
*	GTSI Corp.	88,426	679,996
*	Guidance Software, Inc.	31,020	309,890

37

*	Hackett Group, Inc.	399,644	2,110,120
*	Halifax Corp.	8,650	3,460
*	Harmonic, Inc.	768,602	7,393,951
*	Harris Stratex Networks, Inc. Class A	207,241	2,329,389
*	Hauppauge Digital, Inc.	96,300	221,490
#	Heartland Payment Systems, Inc.	17,800	459,418
*	hi/fn, Inc.	127,506	645,180
*	Hutchinson Technology, Inc.	240,529	3,463,618
*	Hypercom Corp.	538,300	2,621,521
*	I.D. Systems, Inc.	101,679	748,357
* #	i2 Technologies, Inc.	205,275	2,463,300
#	iBasis, Inc.	345,562	1,157,633
*	Ibis Technology Corp.	80,230	20,860
*	iCAD, Inc.	37,500	138,000
*	iGATE Capital Corp.	525,324	4,491,520
* #	iGo, Inc.	283,590	368,667
*	Ikanos Communications	35,141	125,102
* #	ImageWare Systems, Inc.	129,400	71,170
*	I-many, Inc.	320,660	323,867
#	Imergent, Inc.	113,382	1,303,893
*	Immersion Corp.	249,810	2,140,872
*	InFocus Corp.	357,788	611,817
	InfoSpace, Inc.	302,720	2,763,834
	infoUSA, Inc.	382,889	2,148,007
*	Innodata Isogen, Inc.	231,328	724,057
*	Innovex, Inc.	156,900	117,675
*	InPlay Technologies, Inc.	8,800	4,400
*	Insight Enterprises, Inc.	59,449	796,617
*	Insightful Corp.	40,100	76,190
*	InsWeb Corp.	12,966	129,660
	Integral Systems, Inc.	118,700	4,699,333
*	Integrated Silicon Solution, Inc.	209,476	1,277,804
* #	Intelli-Check, Inc.	120,742	327,211
*	Intelligent Systems Corp.	42,582	140,521
*	Intelligroup, Inc.	116,800	198,560
* #	Interactive Intelligence, Inc.	169,465	2,208,129
*	Interlink Electronics, Inc.	56,180	44,944
* #	Internap Network Services Corp.	472,118	2,488,062
*	Internet Brands, Inc.	49,400	350,246
*	Internet Capital Group, Inc.	368,125	3,703,338
*	Interphase Corp.	62,700	233,244
*	Intervoice, Inc.	378,755	2,446,757
*	Interwoven, Inc.	434,529	5,827,034
*	Intest Corp.	84,141	151,033
*	Intevac, Inc.	209,510	2,409,365
*	IntriCon Corp.	47,772	372,622
*	INX, Inc.	43,500	549,405
*	Iomega Corp.	519,891	1,996,381
*	iPass, Inc.	380,440	817,946
* #	iPCS, Inc.	55,509	1,665,270
*	IPG Photonics Corp.	5,759	115,698
*	Iteris, Inc.	120,175	358,122
*	Ixia	288,336	2,332,638
*	IXYS Corp.	322,323	3,758,286
*	Jaco Electronics, Inc.	63,009	81,282

38

*	JDA Software Group, Inc.	266,911	5,444,984
*	Jupitermedia Corp.	316,551	588,785
	Keithley Instruments, Inc.	140,995	1,443,789
*	Kemet Corp.	666,900	2,687,607
*	Key Tronic Corp.	96,300	346,680
*	Keynote Systems, Inc.	113,450	1,531,575
*	Kintera, Inc.	54,204	58,540
*	Kopin Corp.	650,320	1,970,470
*	Kratos Defense & Security Solutions, Inc.	579,804	1,130,618
* #	Kulicke & Soffa Industries, Inc.	563,563	3,990,026
*	KVH Industries, Inc.	134,800	1,186,240
*	Lantronix, Inc.	15,000	12,918
*	LaserCard Corp.	115,990	849,047
*	Lattice Semiconductor Corp.	1,053,119	3,749,104
*	Leadis Technolgies, Inc.	4,837	8,078
*	LeCroy Corp.	115,888	1,002,431
*	LightPath Technologies, Inc.	8,650	14,619
*	Lionbridge Technologies, Inc.	543,910	1,321,701
*	Littlefuse, Inc.	204,498	7,727,979
*	Logic Devices, Inc.	45,800	48,548
*	LogicVision, Inc.	60,980	91,470
*	Logility, Inc.	135,800	893,564
*	LoJack Corp.	184,140	1,703,295
*	LookSmart, Ltd.	225,420	976,069
*	Loral Space & Communications, Inc.	72,281	1,401,529
*	LTX Corp.	608,826	1,789,948
* #	Lumera Corp.	196,504	200,434
* #	Luna Innovations, Inc.	44,091	345,233
*	Magma Design Automation, Inc.	376,370	2,841,594
*	Management Network Group, Inc.	107,667	178,727
*	Manhattan Associates, Inc.	267,770	6,801,358
#	Marchex, Inc. Class B	279,201	3,691,037
*	Mastec, Inc.	636,600	7,505,514
*	Mattson Technology, Inc.	504,517	2,532,675
#	Maximus, Inc.	212,800	7,824,656
* #	Maxwell Technologies, Inc.	160,332	2,188,532
*	MDI, Inc.	64,298	29,590
* #	Mechanical Technology, Inc.	32,010	102,432
*	MedQuist, Inc.	34,644	314,394
*	Mentor Graphics Corp.	40,841	475,798
*	Mercury Computer Systems, Inc.	196,106	1,739,460
*	Merix Corp.	185,600	464,000
	Mesa Laboratories, Inc.	31,485	632,534
	Methode Electronics, Inc.	358,276	4,098,677
	Micrel, Inc.	527,371	5,062,762
*	MicroStrategy, Inc.	22,657	1,803,724
*	Microtune, Inc.	524,888	2,194,032
* #	Midway Games, Inc.	150,000	330,000
* #	Mindspeed Technologies, Inc.	1,042,980	855,244
*	MIPS Technologies, Inc.	433,092	1,654,411
*	MIVA, Inc.	320,469	544,797
	Mocon, Inc.	72,775	793,975
*	Moldflow Corp.	111,837	2,460,414
*	Monolithic Power Systems	283,490	6,868,963
* #	MoSys, Inc.	303,966	1,519,830

39

* #	Motive, Inc.	79,300	108,641
*	MRV Communications, Inc.	1,232,392	2,193,658
*	MSC. Software Corp.	398,108	4,924,596
*	MTM Technologies, Inc.	41,700	12,093
	MTS Systems Corp.	188,648	7,138,440
* #	Multi-Fineline Electronix, Inc.	101,298	2,031,025
*	Nanometrics, Inc.	126,071	994,700
*	Napco Security Systems, Inc.	323,601	1,488,565
*	Napster, Inc.	4,500	6,975
*	NCI, Inc.	26,604	558,684
* #	NeoMagic Corp.	118,974	89,231
* #	Neonode, Inc.	6,920	6,505
*	NETGEAR, Inc.	120,320	2,284,877
* #	Netlogic Microsystems, Inc.	199,008	7,514,542
*	NetManage, Inc.	86,312	613,678
*	NetScout Systems, Inc.	320,068	4,068,064
*	Network Engines, Inc.	348,071	442,050
* #	Network Equipment Technologies, Inc.	247,610	1,210,813
*	Newport Corp.	389,742	5,214,748
	NIC, Inc.	618,030	5,043,125
*	NMS Communications Corp.	452,908	525,373
*	Novatel Wireless, Inc.	296,494	3,056,853
*	Nu Horizons Electronics Corp.	129,666	745,580
*	NumereX Corp. Class A	139,160	1,056,224
* #	NYFIX, Inc.	214,349	850,966
	O.I. Corp.	25,700	301,204
* #	Oculus Innovative Sciences, Inc.	24,824	99,048
* #	OmniVision Technologies, Inc.	202,400	3,278,880
*	Omtool, Ltd.	30,770	89,233
* #	On2 Technologies, Inc.	785,500	675,530
*	Online Resources Corp.	247,131	2,397,171
*	Onvia, Inc.	45,911	255,265
	Openwave Systems, Inc.	232,009	459,378
*	Oplink Communications, Inc.	200,513	2,221,684
*	OPNET Technologies, Inc.	204,034	1,928,121
*	OPTi, Inc.	118,200	328,596
*	Optical Cable Corp.	48,605	306,698
*	Orthovita, Inc.	70,551	176,378
*	OSI Systems, Inc.	156,242	3,938,861
*	Overland Storage, Inc.	122,200	128,310
*	OYO Geospace Corp.	57,140	3,223,839
*	Packeteer, Inc.	338,625	2,404,238
* #	Palm, Inc.	363,416	2,202,301
*	PAR Technology Corp.	132,150	1,242,210
	Park Electrochemical Corp.	191,800	5,667,690
* #	Parkervision, Inc.	238,960	2,666,794
*	PC Connection, Inc.	254,559	2,772,148
	PC-Tel, Inc.	217,017	2,146,298
*	PDF Solutions, Inc.	270,546	1,525,879
*	Peerless Systems Corp.	101,700	207,468
	Pegasystems, Inc.	342,478	4,219,329
*	Perceptron, Inc.	76,350	661,955
* #	Perficient, Inc.	267,417	2,837,294
*	Performance Technologies, Inc.	131,275	727,264
*	Pericom Semiconductor Corp.	241,295	4,521,868

40

*	Pervasive Software, Inc.	225,700	1,054,019
* #	Pfsweb, Inc.	113,830	107,000
*	Phoenix Technologies, Ltd.	222,419	2,379,883
*	Photon Dynamics, Inc.	162,600	2,068,272
*	Photon Dynamics, Inc.	2,500	25,050
*	Photronics, Inc.	396,926	3,564,395
*	Pinnacle Data Systems, Inc.	10,249	16,193
*	Pixelworks, Inc.	113,400	82,782
*	Planar Systems, Inc.	136,502	453,187
*	PlanetOut, Inc.	9,920	27,379
*	PLATO Learning, Inc.	196,730	517,400
*	PLX Technology, Inc.	275,101	2,299,844
*	Power Integrations, Inc.	260,001	8,483,833
* #	Powerwave Technologies, Inc.	858,986	3,461,714
* #	Presstek, Inc.	342,415	2,136,670
	QAD, Inc.	299,569	2,294,699
#	Quality Systems, Inc.	33,369	1,098,841
	Qualstar Corp.	9,534	28,507
*	Quantum Corp.	1,920,823	3,284,607
*	QuickLogic Corp.	259,468	531,909
*	Rackable Systems, Inc.	209,695	2,864,434
*	Radiant Systems, Inc.	303,201	4,111,406
*	RadiSys Corp.	210,368	2,109,991
*	Radyne Corp.	111,100	1,245,431
*	RAE Systems, Inc.	551,500	783,130
*	Ramtron International Corp.	241,261	1,083,262
*	RealNetworks, Inc.	37,800	275,940
	Relm Wireless Corp.	115,041	184,066
	REMEC, Inc.	212,010	254,412
#	Renaissance Learning, Inc.	269,886	4,034,796
* #	Research Frontiers, Inc.	6,000	35,160
*	RF Micro Devices, Inc.	792,222	3,168,888
*	RF Monolithics, Inc.	83,700	184,140
	Richardson Electronics, Ltd.	131,104	740,738
*	RightNow Technologies, Inc.	318,982	4,740,073
*	Rimage Corp.	97,543	1,724,560
*	Rofin-Sinar Technologies, Inc.	62,693	2,218,705
*	Rogers Corp.	104,247	4,085,440
*	Rudolph Technologies, Inc.	267,647	2,692,529
*	S1 Corp.	638,990	4,178,995
* #	Saba Software, Inc.	280,253	1,070,566
*	Safeguard Scientifics, Inc.	1,183,600	1,633,368
*	Sapient Corp.	890,027	5,874,178
* #	SatCon Technology Corp.	315,637	909,035
*	ScanSource, Inc.	237,698	7,121,432
*	Schmitt Industries, Inc.	17,800	108,580
*	Scientific Learning Corp.	89,170	399,482
*	SCM Microsystems, Inc.	127,744	379,400
*	Seachange International, Inc.	265,482	2,086,689
*	Secure Computing Corp.	643,355	3,429,082
*	Selectica, Inc.	261,300	368,433
*	Semitool, Inc.	310,427	2,604,483
*	Semtech Corp.	104,674	1,833,888
*	SI International, Inc.	119,583	2,929,784
*	Sigmatron International, Inc.	18,200	109,018

41

*	Silicon Image, Inc.	95,475	671,189
*	Silicon Storage Technology, Inc.	1,014,948	3,298,581
*	Simulations Plus, Inc.	123,672	249,817
*	SM&A	179,751	895,160
* #	Smith Micro Software, Inc.	266,703	2,250,973
	Soapstone Networks, Inc.	138,942	740,561
* #	Sonic Foundry, Inc.	346,008	235,285
* #	Sonic Solutions, Inc.	254,917	2,447,203
*	SonicWALL, Inc.	597,182	4,777,456
* #	Sourcefire, Inc.	76,900	587,516
* #	SourceForge, Inc.	662,665	1,033,757
*	Spectrum Control, Inc.	130,127	1,185,457
*	SPSS, Inc.	194,669	7,664,119
*	SRS Labs, Inc.	164,100	1,142,136
*	Stamford Industrial Group, Inc.	13,400	18,760
*	Standard Microsystems Corp.	214,865	7,004,599
	StarTek, Inc.	131,600	1,138,340
*	STEC, Inc.	446,325	5,690,644
*	SteelCloud, Inc.	75,500	95,885
* #	Stratasys, Inc.	200,026	4,354,566
*	SumTotal Systems, Inc.	265,874	1,236,314
* #	Sunair Electronics, Inc.	46,583	127,637
*	Sunrise Telecom, Inc.	275,600	358,280
* #	Supertex, Inc.	128,300	3,245,990
*	SupportSoft, Inc.	445,419	1,661,413
*	Sykes Enterprises, Inc.	403,892	8,364,603
*	Symmetricom, Inc.	455,290	1,916,771
* #	Synaptics, Inc.	147,354	6,302,331
*	SYNNEX Corp.	278,000	6,908,300
	Taitron Components, Inc.	15,500	22,088
*	Technical Communications Corp.	7,300	47,815
	Technitrol, Inc.	24,800	494,760
*	Technology Solutions Co.	22,600	117,068
*	TechTeam Global, Inc.	89,657	892,087
*	Techwell, Inc.	73,283	968,801
*	Tekelec	332,876	5,588,988
*	TeleCommunication Systems, Inc.	326,415	1,720,207
* #	Telkonet, Inc.	558,600	357,504
*	Telular Corp.	177,284	643,541
* #	Terremark Worldwide, Inc.	519,821	3,274,872
*	Tessco Technologies, Inc.	80,250	1,020,780
* #	The Knot, Inc.	207,664	2,410,979
	TheStreet.com, Inc.	274,595	2,119,873
* #	Think Partnership, Inc.	637,978	318,989
*	ThinkEngine Networks, Inc.	82,975	10,787
*	Tier Technologies, Inc. Class B	169,900	1,410,170
*	TII Network Technologies, Inc.	57,160	108,604
*	TNS, Inc.	214,400	5,366,432
*	Tollgrade Communications, Inc.	128,895	685,721
*	Track Data Corp.	18,673	47,616
*	Transact Technologies, Inc.	91,000	772,590
*	Transcat, Inc.	42,500	284,750
*	Trans-Lux Corp.	7,545	29,426
*	Transwitch Corp.	339,260	284,978
* #	Travelzoo, Inc.	149,470	1,596,340

42

	Trio-Tech International	27,575	155,799
*	Triquint Semiconductor, Inc.	1,347,578	8,974,869
*	Troy Group, Inc.	14,400	50,616
	TSR, Inc.	100,400	358,428
*	TTM Technologies, Inc.	388,141	5,651,333
*	Tumbleweed Communications Corp.	498,605	922,419
*	Tyler Technologies, Inc.	388,250	6,118,820
*	Ulticom, Inc.	386,764	3,055,436
*	Ultimate Software Group, Inc.	243,491	9,211,265
*	Ultra Clean Holdings, Inc.	176,428	1,840,144
* #	Ultratech, Inc.	227,787	3,646,870
*	Unica Corp.	98,069	823,780
#	United Online, Inc.	602,653	7,370,446
* #	Universal Display Corp.	316,031	4,806,832
* #	UTStarcom, Inc.	57,300	275,040
* #	Veeco Instruments, Inc.	305,293	5,870,784
* #	Vertical Communications, Inc.	20,016	1,701
*	Viasat, Inc.	257,152	5,539,054
*	Vicon Industries, Inc.	45,650	219,120
*	Video Display Corp.	96,880	750,820
*	Vignette Corp.	283,065	3,665,692
*	Virage Logic Corp.	208,635	1,381,164
* #	Vitesse Semiconductor, Inc.	940,737	630,294
*	Vocus, Inc.	144,519	4,591,369
* #	Volterra Semiconductor Corp.	125,916	2,002,064
* #	Vyyo, Inc.	177,401	35,480
	Wayside Technology Group, Inc.	48,200	460,310
*	Websense, Inc.	190,286	3,347,131
*	Website Pros, Inc.	165,110	1,355,553
*	Westell Technologies, Inc.	507,227	720,262
*	White Electronics Designs Corp.	224,456	1,039,231
*	Wind River Systems, Inc.	256,842	2,779,030
*	Winland Electronics, Inc.	20,500	35,670
*	Wireless Ronin Technologies, Inc.	12,900	86,559
*	Wireless Telecom Group, Inc.	225,386	297,510
*	Wireless Xcessories Group, Inc.	13,300	13,566
*	Wizzard Software Corp.	100	215
*	WPCS International, Inc.	14,126	100,153
* #	X-Rite, Inc.	281,730	495,845
*	Zhone Technologies, Inc.	859,441	825,063
*	ZILOG, Inc.	152,239	599,822
* #	Zix Corp.	340,495	878,477
*	Zones, Inc.	147,800	1,211,960
*	Zoran Corp.	205,084	3,000,379
*	Zygo Corp.	180,963	2,166,127
Total Information Technology			880,390,420

Materials — (3.7%)
	A. Schulman, Inc.	248,233	5,607,583
	A.M. Castle & Co.	192,061	6,305,363
*	AEP Industries, Inc.	78,051	2,044,936
#	AMCOL International Corp.	281,330	8,681,844
*	American Pacific Corp.	74,238	1,258,334
#	American Vanguard Corp.	258,715	3,459,020
* #	Amerigon, Inc.	135,242	1,679,706

43

	Arch Chemicals, Inc.	231,263	8,794,932
* #	Arrowhead Research Corp.	106,521	263,107
*	Atlantis Plastics, Inc.	35,150	4,570
*	Atna Resources, Ltd.	34,808	26,907
	Balchem Corp.	158,512	3,918,417
* #	Basin Water, Inc.	97,289	474,770
*	Brush Engineered Materials, Inc.	132,685	4,433,006
*	Buckeye Technologies, Inc.	269,390	2,866,310
#	Calgon Carbon Corp.	385,472	6,830,564
*	Caraustar Industries, Inc.	258,224	593,915
#	Chesapeake Corp.	166,322	573,811
*	Constar International, Inc.	124,477	261,402
*	Continental Materials Corp.	14,900	340,465
*	Core Molding Technologies, Inc.	101,972	749,494
	Deltic Timber Corp.	123,292	6,645,439
*	Detrex Corp.	10,200	79,560
	Empire Resources, Inc.	95,500	464,130
	Ferro Corp.	300,105	5,810,033
	Flamemaster Corp.	189	1,217
* #	Flotek Industries, Inc.	178,400	3,055,992
	Friedman Industries, Inc.	145,488	909,300
#	General Maritime Corp.	122,508	3,458,401
* #	General Moly, Inc.	400,000	3,540,000
#	Georgia Gulf Corp.	200,800	851,392
	Gibraltar Industries, Inc.	286,490	4,621,084
	Glatfelter Co.	338,800	5,278,504
*	Graphic Packaging Holding Co.	635,429	1,887,224
*	H&E Equipment Services, Inc.	70,943	996,749
	Hawkins, Inc.	102,018	1,545,573
*	Haynes International, Inc.	20,679	1,412,996
* #	Headwaters, Inc.	176,400	1,917,468
* #	Hecla Mining Co.	242,605	2,188,297
*	ICO, Inc.	240,599	1,693,817
*	Impreso, Inc.	31,500	85,050
	Innophos Holdings, Inc.	50,500	1,407,435
	KMG Chemicals, Inc.	75,103	823,880
	Koppers Holdings, Inc.	118,208	5,104,221
*	Landec Corp.	250,749	2,008,499
* #	LSB Industries, Inc.	171,054	3,120,025
*	Material Sciences Corp.	138,299	1,066,285
*	Maxxam, Inc.	27,635	787,598
* #	Mines Management, Inc.	166,617	591,490
*	Mod-Pac Corp.	26,617	141,602
	Myers Industries, Inc.	326,847	3,971,191
* #	Nanophase Technologies Corp.	177,915	578,224
	Neenah Paper, Inc.	58,067	1,233,924
#	Nevada Chemicals, Inc.	63,150	584,769
#	NewMarket Corp.	20,320	1,590,446
#	NL Industries, Inc.	234,189	2,693,174
	NN, Inc.	162,400	2,112,824
*	Northern Technologies International Corp.	35,341	522,340
*	Northwest Pipe Co.	84,859	3,987,524
	Olympic Steel, Inc.	78,200	5,081,436
*	OMNOVA Solutions, Inc.	412,100	1,487,681
	Penford Corp.	84,454	1,840,253

44

*	Peoplesupport, Inc.	145,612	1,346,911
*	PolyOne Corp.	696,452	5,390,538
	Quaker Chemical Corp.	98,329	3,143,578
*	Rock of Ages Corp.	34,100	116,622
	Royal Gold, Inc.	253,781	7,801,228
	Schweitzer-Maudoit International, Inc.	146,820	2,995,128
	Sims Group, Ltd. Sponsored ADR	44,447	1,639,205
* #	Solitario Resources Corp.	3,137	16,030
	Spartech Corp.	290,589	3,129,644
	Stepan Co.	85,071	3,478,553
* #	Stillwater Mining Co.	29,575	424,401
*	Symyx Technologies, Inc.	101,902	782,607
#	Synalloy Corp.	87,058	1,501,751
	Tronox, Inc. Class A	129,900	461,145
	Tronox, Inc. Class B	42,100	139,351
*	U.S. Concrete, Inc.	375,166	1,969,622
#	U.S. Energy Corp.	71,870	192,612
* #	U.S. Gold Corp.	481,181	1,039,351
*	UFP Technologies, Inc.	11,800	158,592
*	United States Lime & Minerals, Inc.	55,745	2,076,501
*	Universal Stainless & Alloy Products, Inc.	64,399	2,541,185
	Vulcan International Corp.	8,251	497,535
	Wausau Paper Corp.	482,100	4,579,950
*	Webco Industries, Inc.	3,750	491,250
*	Williams Industries, Inc.	5,800	9,280
Total Materials			192,268,073

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	35,000	—
* ●	DLB Oil & Gas, Inc. Escrow Shares	7,600	—
* ●	ePresence, Inc. Escrow Shares	191,500	5,745
# ●	EquiMed, Inc.	6,533	1
* ●	iGo, Inc. Escrow Shares	11,200	—
* ●	Noel Group, Inc.	43,600	654
* ●	Petrocorp, Inc. Escrow Shares	37,100	2,226
* ●	Tripos Escrow Shares	1,300	312
Total Other			8,938

Telecommunication Services — (0.9%)
#	Alaska Communications Systems Group, Inc.	419,255	5,425,160
	Arbinet-thexchange, Inc.	150,786	572,987
*	Cbeyond, Inc.	806	14,951
*	Centennial Communications Corp.	268,661	2,033,764
#	Consolidated Communications Holdings, Inc.	262,201	3,933,015
	D&E Communications, Inc.	133,862	1,289,091
#	FairPoint Communications, Inc.	243,200	2,188,800
* #	FiberTower Corp.	460,843	705,090
*	General Communications, Inc. Class A	500,575	3,684,232
* #	GoAmerica, Inc.	117	799
	Hickory Tech Corp.	124,300	1,052,821
#	Iowa Telecommunications Services, Inc.	251,477	4,833,388
*	LCC International, Inc. Class A	209,180	263,567
*	Lynch Interactive Corp.	1	2,665
*	Metro One Telecommunications, Inc.	18,385	17,282
*	Nexstar Broadcasting Group, Inc.	75,560	434,470

45

* #	Nextwave Wireless, Inc.	61,895	332,376
* #	Occam Networks, Inc.	12,653	54,028
*	PAETEC Holding Corp.	309,121	2,732,630
*	Point.360	84,700	131,285
*	Premiere Global Services, Inc.	690,525	10,461,454
* #	Rural Cellular Corp. Class A	143,338	6,415,809
	Shenandoah Telecommunications Co.	2,100	34,398
*	Spark Networks, Inc.	36,100	153,425
	SureWest Communications	132,297	1,299,157
* #	Terrestar Corp.	49,225	238,741
	Warwick Valley Telephone Co.	800	9,456
*	Xeta Corp.	85,800	274,560
Total Telecommunication Services			48,589,401

Utilities — (1.4%)
*	AMEN Properties, Inc.	12,375	117,191
	American States Water Co.	165,279	5,578,166
	Artesian Resources Corp. Class A	3,800	69,768
* #	Cadiz, Inc.	36,803	617,922
#	California Water Service Group	204,531	7,453,110
	Central Vermont Public Service Corp.	140,100	2,849,634
	CH Energy Group, Inc.	151,294	5,731,017
	Chesapeake Utilities Corp.	65,850	1,828,655
	Connecticut Water Services, Inc.	93,287	2,263,143
	Delta Natural Gas Co., Inc.	20,000	590,600
#	Empire District Electric Co.	300,150	6,177,087
	Energy West, Inc.	17,912	195,241
#	EnergySouth, Inc.	76,425	4,142,235
* #	Environmental Power Corp.	95,593	520,026
	Florida Public Utilities Co.	38,597	463,164
	Laclede Group, Inc.	211,400	8,456,000
*	Maine & Maritimes Corp.	29,300	1,290,665
	MGE Energy, Inc.	205,779	7,068,509
	Middlesex Water Co.	115,248	2,125,173
	NorthWestern Corp.	15,100	400,301
#	Otter Tail Corp.	724	27,179
	RGC Resources, Inc.	4,698	129,054
#	SJW Corp.	179,225	5,566,729
#	Southwest Water Co.	238,602	2,457,601
	UIL Holdings Corp.	191,201	6,194,912
	Unitil Corp.	42,201	1,183,738
	York Water Co.	26,326	385,939
Total Utilities			73,882,759

TOTAL COMMON STOCKS			4,206,298,247

PREFERRED STOCKS — (0.1%)
Health Care — (0.1%)
*	Inverness Medical Innovations, Inc. Series B	17,144	4,440,296

46

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	112	74
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	220,685	—
* ●	Mossimo, Inc. Contingent Rights	149,150	—
* ●	Tengasco, Inc. Warrants 09/12/08	2,306	—
TOTAL RIGHTS/WARRANTS			74

TEMPORARY CASH INVESTMENTS — (0.2%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	11,417,350	11,417,350

		Face
		Amount
		(000)
SECURITIES LENDING COLLATERAL — (19.1%)
@	Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $1,165,055,969 FNMA, rates ranging from 4.500% to 8.000%, maturities ranging from 08/01/11 to 05/01/38, valued at $910,637,511) to be repurchased at $884,287,227	$884,114	884,114,088
@	Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $186,141,165 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 12/01/18 to 05/01/38, valued at $115,755,002) to be repurchased at $112,402,691	112,382	112,381,526

TOTAL SECURITIES LENDING COLLATERAL			996,495,614

TOTAL INVESTMENTS - (100.0%) (Cost $5,350,658,201)			$5,218,651,776

See accompanying Notes to Financial Statements.

47

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (5.0%)
COMMON STOCKS — (5.0%)
	Amcor, Ltd.	1,425,611	$8,306,677
	Amcor, Ltd. Sponsored ADR	77,103	1,790,802
#	APN News & Media, Ltd.	509,371	1,967,928
	Australia & New Zealand Banking Group, Ltd.	3,303,028	68,549,078
	AXA Asia Pacific Holdings, Ltd.	2,171,146	10,974,476
#	Bendigo Bank, Ltd.	191,751	2,590,762
	BlueScope Steel, Ltd.	1,743,215	18,933,932
#	Boral, Ltd.	1,169,855	6,746,930
	Caltex Australia, Ltd.	265,507	3,796,732
	Commonwealth Bank of Australia	2,106,388	85,313,967
	Crown, Ltd.	171,766	1,729,444
#	CSR, Ltd.	1,545,200	4,314,835
	Downer EDI, Ltd.	513,783	3,541,498
#	Fairfax Media, Ltd.	1,957,598	6,482,154
	Foster’s Group, Ltd.	4,479,598	23,555,174
	Futuris Corp., Ltd.	567,255	970,390
	Goodman Fielder, Ltd.	2,290,858	3,836,041
	Insurance Australia Group, Ltd.	2,748,860	10,575,487
	Lend Lease Corp., Ltd.	662,249	7,713,938
#	Macquarie Group, Ltd.	71,639	3,742,590
#	Metcash, Ltd.	400,000	1,572,677
	National Australia Bank, Ltd.	3,179,770	95,305,976
	Oil Search, Ltd.	1,137,693	6,690,479
	Onesteel, Ltd.	1,529,133	10,558,967
	Origin Energy, Ltd.	1,952,182	29,139,492
#	Publishing and Broadcasting, Ltd.	190,851	656,775
	Qantas Airways, Ltd.	2,105,647	6,992,435
	QBE Insurance Group, Ltd.	40,687	951,730
	Santos, Ltd.	963,422	19,446,802
#	Seven Network, Ltd.	195,723	1,685,175
	Suncorp-Metway, Ltd.	1,329,287	18,357,926
	TABCORP Holdings, Ltd.	1,246,164	13,397,526
#	Washington H. Soul Pattinson & Co., Ltd.	113,801	1,094,549
	Zinifex, Ltd.	497,511	4,524,829

TOTAL — AUSTRALIA			485,808,173

AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
#	Erste Bank der Oesterreichischen Sparkassen AG	270,644	20,650,896
	OMV AG	457,110	37,627,850
	Wienerberger AG	221,811	11,747,553

TOTAL — AUSTRIA			70,026,299

1

BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
*	Cumerio NV SA- Strip	2,009	—
#	Delhaize Group	208,895	15,712,388
#	Delhaize Group Sponsored ADR	52,900	3,993,950
#	Dexia SA	1,535,241	36,188,253
	UCB SA	110,629	4,460,014
TOTAL COMMON STOCKS			60,354,605

RIGHTS/WARRANTS — (0.0%)
*	Umicore	10,045	313

TOTAL — BELGIUM			60,354,918

CANADA — (5.7%)
COMMON STOCKS — (5.7%)
	Astral Media, Inc. Class A	40,138	1,395,700
#	Bank of Montreal	375,400	18,426,186
	Barrick Gold Corp.	1,398,132	56,327,721
#	BCE, Inc.	589,125	20,781,835
	Biovail Corp.	191,400	2,226,836
#	Canadian Pacific Railway, Ltd.	275,000	20,088,064
#	Canadian Tire Corp. Class A	89,500	5,395,582
	Canadian Utilities, Ltd. Class A	1,600	74,171
*	CGI Group, Inc.	555,500	5,976,545
*	Domtar Corp.	315,000	2,158,967
	E-L Financial Corp., Ltd.	600	345,109
	Empire Co., Ltd. Class A	65,500	2,603,915
#	EnCana Corp.	1,030,498	92,834,014
	Fairfax Financial Holdings, Inc.	47,800	13,159,913
#	George Weston, Ltd.	138,400	7,133,116
#	Gerdau Ameristeel Corp.	235,400	4,226,586
	Goldcorp, Inc.	440,700	17,728,240
	Industrial Alliance Insurance & Financial Services, Inc.	144,400	5,217,351
#	ING Canada, Inc.	132,500	5,168,780
	Jean Coutu Group PJC, Inc. Class A	307,800	2,877,880
	Kinross Gold Corp.	130,300	2,599,181
	Loblaw Companies, Ltd.	65,300	2,237,787
# *	Lundin Mining Corp.	411,100	3,380,321
#	Magna International, Inc. Class A	291,268	20,528,883
#	Manitoba Telecom Services, Inc.	40,500	1,748,641
#	Manulife Financial Corp.	794,400	30,677,464
*	MDS, Inc.	316,264	5,942,682
	Methanex Corp.	23,300	658,478
	Metro, Inc. Class A	93,700	2,620,695
#	National Bank of Canada	262,300	14,342,551
#	Onex Corp.	168,200	5,709,930

2

*	OPTI Canada, Inc.	24,400	552,536
#	Petro-Canada	929,700	53,643,016
#	Power Corp. of Canada, Ltd.	470,296	15,908,463
#	Quebecor, Inc. Class B	70,700	2,234,991
*	Saskatchewan Wheat Pool, Inc.	192,500	2,634,863
	Sherritt International Corp.	461,300	7,061,567
#	Sun Life Financial, Inc.	1,300,100	60,516,933
#	The Thomson Corp.	249,700	9,084,798
#	Transalta Corp.	131,255	4,759,579
#	TransCanada Corp.	471,802	18,594,773
	Yamana Gold, Inc.	618,800	9,565,990

TOTAL — CANADA			559,150,633

DENMARK — (1.1%)
COMMON STOCKS — (1.1%)
#	A P Moller - Maersk A.S.	3,225	40,178,830
*	Alm. Brand A.S.	11,571	694,939
#	Carlsberg A.S. Series B	68,850	7,217,682
#	Dampskibsselsk Torm A.S.	29,600	980,329
#	Dampskibsselskabet Torm A.S. ADR	15,086	500,554
#	Danisco A.S.	110,980	8,632,269
	Danske Bank A.S.	993,853	34,077,006
*	Jyske Bank A.S.	95,900	6,400,341
	Sydbank A.S.	71,200	3,063,264
TOTAL COMMON STOCKS			101,745,214

RIGHTS/WARRANTS — (0.0%)
*	Carlsberg A.S. Rights 06/10/08	68,850	1,378,580

TOTAL — DENMARK			103,123,794

FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
	Fortum Oyj	412,740	19,973,918
	Kesko Oyj	157,000	6,395,455
	OKO Bank P.L.C. Class A	117,000	2,409,842
	Outokumpu Oyj Series A	343,267	15,375,384
	Sampo Oyj	506,274	14,663,378
	Stora Enso Oyj Series R	1,024,210	12,459,458
	Stora Enso Oyj Sponsored ADR	91,500	1,110,545
	UPM-Kymmene Oyj	975,122	18,979,689
	UPM-Kymmene Oyj Sponsored ADR	69,300	1,346,194

TOTAL — FINLAND			92,713,863

FRANCE — (8.5%)
COMMON STOCKS — (8.4%)
	Air France-KLM	257,734	6,887,110
*	Atos Origin SA	30,931	1,826,383
#	AXA SA	2,905,543	102,763,174
	AXA SA Sponsored ADR	90,300	3,194,814

3

#	BNP Paribas SA	1,666,604	171,886,430
	Capgemini SA	266,832	18,082,336
#	Casino Guichard Perrachon SA	93,493	11,843,142
	Ciments Francais SA	29,707	5,731,246
	CNP Assurances	74,461	9,163,730
	Compagnie de Saint-Gobain	598,264	48,285,938
#	Compagnie Generale des Establissements Michelin Series B	218,241	19,539,833
#	Credit Agricole SA	1,115,732	29,508,646
	Esso Ste Anonyme Francaise	2,114	533,752
#	Euler Hermes SA	10,758	1,014,935
#	European Aeronautic Defence & Space Co.	696,957	16,260,493
#	France Telecom SA	857,969	26,106,411
#	France Telecom SA Sponsored ADR	123,605	3,787,257
#	Lafarge SA	243,683	44,049,214
	Lafarge SA Prime Fidelity	85,542	15,485,340
	Lagardere SCA	209,867	15,160,226
	Nexans SA	23,976	3,269,980
#	Peugeot SA	335,527	20,874,550
	PPR SA	134,779	17,606,408
#	Renault SA	394,997	40,554,700
*	Rexel SA	45,000	826,105
# *	Safran SA	321,769	7,022,737
#	Schneider Electric SA	296,939	37,270,519
	SCOR SE	6	19
	SCOR SE	193,766	4,891,575
# *	Societe Generale Paris	293,528	30,498,545
#	Vivendi SA	2,556,392	107,526,605
TOTAL COMMON STOCKS			821,452,153

RIGHTS/WARRANTS — (0.1%)
*	Societe Generale Rights 03/06/08	73,382	7,511,957

TOTAL — FRANCE			828,964,110

GERMANY — (10.9%)
COMMON STOCKS — (10.9%)
	Allianz SE	464,749	87,919,955
#	Allianz SE Sponsored ADR	2,772,640	52,486,075
#	AMB Generali Holding AG	36,508	6,509,809
	Bayerische Motoren Werke AG	730,223	43,192,448
#	Bilfinger Berger AG	21,332	1,961,459
	Celesio AG	100,394	4,232,494
	Commerzbank AG	1,122,000	39,562,244
	Daimler AG	1,734,297	131,846,664
#	Daimler AG Sponsored ADR	159,500	12,126,785
#	Deutsche Bank AG	801,377	85,476,644
#	Deutsche Bank AG ADR	128,363	13,666,809
	Deutsche Lufthansa AG	407,381	10,548,028
	Deutsche Postbank AG	14,003	1,350,758
	Deutsche Telekom AG	2,621,866	44,001,540
#	Deutsche Telekom AG Sponsored ADR	2,860,650	47,887,281

4

	E.ON AG	622,579	132,091,618
	E.ON AG Sponsored ADR	1,091,708	77,144,891
#	Fraport AG	33,126	2,202,878
#	Hannover Rueckversicherung AG	110,141	6,060,075
#	Hypo Real Estate Holding AG	84,277	2,761,557
*	Infineon Technologies AG	1,247,436	11,255,801
*	Infineon Technologies AG ADR	98,600	892,330
#	Lanxess AG	44,897	2,024,289
#	Linde AG	137,956	20,645,992
	Munchener Rueckversicherungs-Gesellschaft AG	400,549	75,043,050
#	Salzgitter AG	24,135	4,741,899
	SCA Hygiene Products AG	3,195	1,650,624
#	Suedzucker AG	102,666	2,313,289
	ThyssenKrupp AG	507,012	34,156,295
#	TUI AG	329,789	8,734,234
#	Volkswagen AG	368,652	101,441,661

TOTAL — GERMANY			1,065,929,476

GREECE — (0.2%)
COMMON STOCKS — (0.2%)
	Agricultural Bank of Greece S.A.	350,994	1,385,720
	Alpha Bank A.E.	55,805	1,911,276
	EFG Eurobank Ergasias S.A.	60,000	1,706,960
	Hellenic Petroleum S.A.	598,147	9,710,958
	National Bank of Greece S.A. ADR	345,530	3,901,041

TOTAL — GREECE			18,615,955

HONG KONG — (2.7%)
COMMON STOCKS — (2.7%)
#	Cathay Pacific Airways, Ltd.	1,979,000	4,162,537
	Cheung Kong Holdings, Ltd.	3,320,000	51,127,991
	Cheung Kong Infrastructure Holdings, Ltd.	610,000	2,469,167
*	CITIC International Financial Holdings, Ltd.	1,425,000	1,069,932
	Dah Sing Banking Group, Ltd.	304,000	643,601
	Dah Sing Financial Holdings, Ltd.	194,400	1,658,628
	Great Eagle Holdings, Ltd.	513,745	1,694,177
	Hang Lung Group, Ltd.	2,267,000	11,685,705
	Henderson Land Development Co., Ltd.	1,910,000	13,293,297
	Hong Kong and Shanghai Hotels, Ltd.	1,137,066	1,981,480
	Hopewell Holdings, Ltd.	1,455,000	6,167,078
	Hutchison Whampoa, Ltd.	5,108,000	55,252,145
	Hysan Development Co., Ltd.	1,973,191	5,632,708
	Kingboard Chemical Holdings, Ltd.	450,000	2,085,619
#	Melco International Development, Ltd.	875,000	1,100,843
	MTR Corp., Ltd.	3,322,040	11,208,123
#	New World China Land, Ltd.	1,963,600	1,340,437
	New World Development Co., Ltd.	4,023,549	10,129,638
	Sino Land Co., Ltd.	2,559,315	6,531,255
	Sun Hung Kai Properties, Ltd.	2,603,000	41,920,651
	Wharf Holdings, Ltd.	3,613,740	18,091,385
	Wheelock and Co., Ltd.	3,774,000	11,883,254
	Wheelock Properties, Ltd.	1,565,000	1,583,953

TOTAL — HONG KONG			262,713,604

5

IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
	Allied Irish Banks P.L.C. (0019783)	932,956	18,735,951
*	Allied Irish Banks P.L.C. (4020684)	60,000	1,195,663
	Allied Irish Banks P.L.C. Sponsored ADR	391,037	15,766,612
	Bank of Ireland P.L.C.	1,247,876	15,859,762
#	Bank of Ireland P.L.C. Sponsored ADR	8,000	404,320
	Irish Life & Permanent P.L.C.	740,650	12,976,806

TOTAL — IRELAND			64,939,114

ITALY — (2.2%)
COMMON STOCKS — (2.2%)
#	Banca Monte Dei Paschi di Siena SpA	2,567,238	8,191,921
#	Banca Popolare di Milano Scarl	1,011,678	11,127,935
	Banco Popolare Scarl	227,880	4,573,264
	Buzzi Unicem SpA	163,259	4,795,019
#	Fondiaria - Sai SpA	167,605	6,354,322
#	Intesa Sanpaolo SpA	2,911,755	19,105,947
#	Italcementi SpA	324,346	6,557,405
#	Italmobiliare SpA	29,210	2,885,115
	Milano Assicurazioni SpA	182,000	1,145,253
#	Pirelli & Co. SpA	6,030,909	5,009,166
#	Telecom Italia SpA	1,211,763	2,665,838
	Telecom Italia SpA Sponsored ADR	1,853,000	40,728,940
#	UniCredito Italiano SpA	10,390,107	72,685,576
#	Unione di Banche Italiane Scpa	962,044	24,796,161
#	Unipol Gruppo Finanziario SpA	1,822,774	4,869,221

TOTAL — ITALY			215,491,083

JAPAN — (11.0%)
COMMON STOCKS — (11.0%)
	AEON Co., Ltd.	171,700	2,467,721
	Aioi Insurance Co., Ltd.	1,277,735	7,968,462
	Ajinomoto Co., Inc.	1,163,000	11,314,731
	Alps Electric Co., Ltd.	263,100	2,880,592
	Amada Co., Ltd.	631,000	5,776,116
	Aoyama Trading Co., Ltd.	105,500	2,113,166
#	Asatsu-Dk, Inc.	32,500	934,861
	Bridgestone Corp.	895,500	15,285,599
	Calsonic Kansei Corp.	190,000	797,263
	Canon Marketing Japan, Inc.	124,900	2,412,326
	Chudenko Corp.	41,100	712,613
	Chuo Mitsui Trust Holdings, Inc.	637,000	4,535,951
	Citizen Holdings Co., Ltd.	415,800	3,522,801
#	Coca-Cola West Japan Co., Ltd.	76,700	1,838,271
	Comsys Holdings Corp.	149,000	1,264,524

6

	Cosmo Oil Co., Ltd.	980,000	3,894,928
	CSK Holdings Corp.	100,600	2,277,699
	Dai Nippon Printing Co., Ltd.	1,125,000	17,225,360
#	Dai Nippon Sumitomo Pharma Co., Ltd.	321,000	2,725,317
	Daicel Chemical Industries, Ltd.	485,000	3,029,954
	Daiwa House Industry Co., Ltd.	943,000	11,573,454
#	Ebara Corp.	253,000	852,323
#	Edion Corp.	53,900	487,476
*	Elpida Memory, Inc.	112,900	4,171,905
#	Ezaki Glico Co., Ltd.	49,600	531,669
	Fuji Electric Holdings Co., Ltd.	781,780	3,448,919
	Fuji Heavy Industries, Ltd.	1,017,000	4,768,083
	FUJIFILM Holdings Corp.	1,109,400	41,111,035
	Fujikura, Ltd.	609,000	2,722,872
	Fukuoka Financial Group, Inc.	1,368,000	6,805,927
#	Funai Electric Co., Ltd.	33,900	1,236,131
	Furukawa Electric Co., Ltd.	700,000	2,777,608
	Futaba Industrial Co., Ltd.	85,600	2,160,742
	Glory, Ltd.	75,400	1,773,001
	Gunze, Ltd.	248,000	1,244,904
	H20 Retailing Corp.	198,000	1,473,627
	Hakuhodo Dy Holdings, Inc.	12,670	731,103
	Hankyu Hanshin Holdings, Inc.	2,126,000	9,216,084
	Heiwa Corp.	81,500	892,982
	Hino Motors, Ltd.	217,000	1,451,754
	Hitachi Cable, Ltd.	364,000	1,414,029
	Hitachi Transport System, Ltd.	111,000	1,381,980
	Hitachi, Ltd.	6,815,000	49,087,511
	Hitachi, Ltd. Sponsored ADR	140,900	10,150,436
	House Foods Corp.	117,000	1,890,278
*	Idemitsu Kosan Co., Ltd.	8,900	956,390
	INPEX Holdings, Inc.	1	3,025
	JS Group Corp.	564,600	9,626,725
	Juroku Bank, Ltd.	400,000	2,235,626
	Kajima Corp.	1,436,000	5,864,007
	Kamigumi Co., Ltd.	488,000	3,872,480
#	Kandenko Co., Ltd.	129,000	850,710
	Kaneka Corp.	560,000	4,077,684
	Kansai Paint Co., Ltd.	111,000	810,048
	Kinden Corp.	240,000	2,403,351
#	Kissei Pharmaceutical Co., Ltd.	41,000	919,594
	Komori Corp.	101,100	1,980,379
	Kuraray Co., Ltd.	107,000	1,351,566
	Kyocera Corp.	338,100	32,581,227
	Kyocera Corp. Sponsored ADR	13,600	1,314,576
	Mabuchi Motor Co., Ltd.	36,300	1,949,789
	MARUI GROUP CO., Ltd.	498,500	4,138,896
	Matsushita Electric Industrial Co., Ltd.	1,961,135	44,537,378
	Matsushita Electric Works, Ltd.	634,000	6,981,367
	Mazda Motor Corp.	440,000	2,297,330
	Meiji Dairies Corp.	88,000	480,003
#	Meiji Seika Kaisha, Ltd.	408,000	1,779,829

7

	Millea Holdings, Inc.	1,629,300	67,268,372
	Mitsubishi Heavy Industries, Ltd.	6,202,000	31,291,867
#	Mitsubishi Logistics Corp.	146,000	1,798,720
	Mitsubishi Rayon Co., Ltd.	1,012,000	3,659,556
	Mitsubishi UFJ Financial Group, Inc. ADR	882,500	8,957,375
	Mitsui Chemicals, Inc.	1,281,800	7,362,018
	Mitsui Mining and Smelting Co., Ltd.	915,000	3,073,018
*	Mitsui Sumitomo Insurance Group Holdings, Inc.	776,100	30,552,049
	Musashino Bank, Ltd.	37,500	1,733,176
	Nagase & Co., Ltd.	196,000	2,348,500
	NEC Corp.	3,346,000	17,794,328
	NEC Corp. Sponsored ADR	1,181,101	6,265,505
# *	NEC Electronics Corp.	60,800	1,425,773
#	NGK Spark Plug Co., Ltd.	254,000	3,161,552
	Nippon Express Co., Ltd.	1,403,000	7,056,865
#	Nippon Kayaku Co., Ltd.	128,000	853,857
	Nippon Meat Packers, Inc.	326,000	4,300,107
	Nippon Mining Holdings, Inc.	1,783,000	11,188,632
	Nippon Mitsubishi Oil Corp.	2,813,050	20,360,119
	Nippon Paper Group, Inc.	1,609	4,589,348
	Nippon Sheet Glass Co., Ltd.	1,039,000	4,682,163
	Nippon Shokubai Co., Ltd.	231,000	1,836,843
	Nippon Suisan Kaisha, Ltd.	254,000	1,183,269
	Nippon Television Network Corp.	9,400	1,211,173
	Nipponkoa Insurance Co., Ltd.	873,000	8,195,239
	Nipro Corp.	42,000	735,989
	Nishi-Nippon Bank, Ltd.	1,123,000	3,710,310
	Nishi-Nippon Railroad Co., Ltd.	78,000	272,829
	Nissan Motor Co., Ltd.	2,228,600	19,797,713
	Nissay Dowa General Insurance Co., Ltd.	383,000	2,308,449
	Nisshin Seifun Group, Inc.	335,500	3,993,234
	Nisshin Steel Co., Ltd.	1,226,000	4,744,410
	Nisshinbo Industries, Inc.	305,000	3,948,975
	Obayashi Corp.	973,000	4,966,606
	Oji Paper Co., Ltd.	1,808,000	8,776,362
	Ono Pharmaceutical Co., Ltd.	25,600	1,474,479
	Onward Holdings Co., Ltd.	251,000	2,908,810
	Pioneer Electronic Corp.	272,600	2,362,422
#	Q.P. Corp.	156,800	1,455,447
#	Rengo Co., Ltd.	384,000	2,616,960
	RICOH COMPANY, Ltd.	802,000	14,768,828
	Rinnai Corp.	45,200	1,633,284
	Rohm Co., Ltd.	139,700	9,159,736
	Sanwa Holdings Corp.	238,000	948,014
	Sapporo Hokuyo Holdings, Inc.	428	3,335,582
#	Sega Sammy Holdings, Inc.	373,300	3,838,596
	Seiko Epson Corp.	257,000	6,283,408
	Seino Holdings Co., Ltd.	295,000	1,752,772
	Sekisui Chemical Co., Ltd.	689,000	5,057,148
	Sekisui House, Ltd.	1,164,000	12,328,647
	Shiga Bank, Ltd.	301,000	1,985,175
	Shimachu Co., Ltd.	70,700	1,824,451

8

	Shimizu Corp.	1,131,000	5,734,104
	Shinko Securities Co., Ltd.	819,000	2,946,748
	Shinsei Bank, Ltd.	394,000	1,555,744
	Shizuoka Bank, Ltd.	971,000	10,920,552
	Showa Shell Sekiyu K.K.	36,200	396,448
#	Sohgo Security Services Co., Ltd.	101,300	1,384,470
	Sojitz Corp.	1,875,200	7,156,041
	Sompo Japan Insurance, Inc.	1,937,000	20,942,225
	Sony Corp.	679,600	34,211,467
	Sony Corp. Sponsored ADR	260,616	13,132,440
	Sumitomo Bakelite Co., Ltd.	347,000	2,113,657
	Sumitomo Corp.	586,100	8,658,040
	Sumitomo Electric Industries, Ltd.	1,130,100	14,586,367
	Sumitomo Forestry Co., Ltd.	158,000	1,292,172
	Sumitomo Rubber Industries, Ltd.	256,500	2,116,782
	Sumitomo Trust & Banking Co., Ltd.	2,856,000	24,375,425
	Suzuken Co., Ltd.	25,000	955,389
	Taiheiyo Cement Corp.	1,638,800	3,871,532
	Taisei Corp.	1,740,000	5,037,256
	Taisho Pharmaceutical Co., Ltd.	234,000	4,381,168
	Taiyo Yuden Co., Ltd.	184,000	2,259,399
	TDK Corp.	105,700	7,262,534
	Teijin, Ltd.	1,881,000	7,086,668
	The 77 Bank, Ltd.	494,000	3,117,766
	The Awa Bank, Ltd.	246,600	1,527,965
	The Bank of Iwate, Ltd.	19,600	1,255,440
	The Bank of Kyoto, Ltd.	363,400	4,387,665
	The Bank of Nagoya, Ltd.	213,000	1,443,579
	The Chiba Bank, Ltd.	847,000	6,351,926
	The Chugoku Bank, Ltd.	247,800	3,882,426
	The Daishi Bank, Ltd.	427,000	1,859,833
	The Fuji Fire & Marine Insurance Co., Ltd.	297,000	935,819
	The Gunma Bank, Ltd.	529,000	3,800,397
	The Hachijuni Bank, Ltd.	695,000	4,815,789
	The Higo Bank, Ltd.	278,000	1,846,794
	The Hiroshima Bank, Ltd.	719,000	3,698,836
	The Hokkoku Bank, Ltd.	394,000	1,641,356
	The Hyakugo Bank, Ltd.	303,000	2,004,250
	The Hyakujishi Bank, Ltd.	329,000	2,054,640
	The Iyo Bank, Ltd.	350,000	4,367,776
	The Joyo Bank, Ltd.	1,554,000	8,850,447
	The Kagoshima Bank, Ltd.	273,000	2,331,694
	The Keiyo Bank, Ltd.	317,000	2,141,939
	The Nanto Bank, Ltd.	317,000	2,016,336
	The Ogaki Kyoritsu Bank, Ltd.	334,000	1,886,007
	The San-in Godo Bank, Ltd.	241,000	2,243,655
#	Toda Corp.	385,000	1,622,504
	Tokai Tokyo Securities Co., Ltd.	155,000	691,782
	Tokyo Steel Manufacturing Co., Ltd.	186,800	2,586,498
	Toppan Forms Co., Ltd.	48,500	553,988
	Toppan Printing Co., Ltd.	1,188,000	13,688,135
#	Toshiba TEC Corp.	181,000	1,280,037

9

Toyo Ink Manufacturing Co., Ltd.	213,000	816,736
Toyo Seikan Kaisha, Ltd.	344,700	6,789,029
Toyo Suisan Kaisha, Ltd.	64,000	1,379,039
Toyobo Co., Ltd.	743,000	1,501,609
Toyota Auto Body Co., Ltd.	105,100	2,164,526
TV Asahi Corp.	931	1,439,897
UNY Co., Ltd.	309,000	3,247,530
# Wacoal Corp.	135,000	1,757,938
Yamaguchi Financial Group, Inc.	313,000	4,568,767
Yamaha Corp.	285,400	5,674,989
Yamaha Motor Co., Ltd.	224,400	4,568,915
Yamanashi Chuo Bank, Ltd.	241,000	1,452,471
# Yamazaki Baking Co., Ltd.	155,000	1,639,072
Yokogawa Electric Corp.	19,800	187,684
Yokohama Rubber Co., Ltd.	410,000	2,003,391

TOTAL — JAPAN		1,076,937,628

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
* Rekapacific Berhad	691,000	—

NETHERLANDS — (5.6%)
COMMON STOCKS — (5.6%)
Aegon NV	3,298,073	50,316,314
# ArcelorMittal	1,799,437	178,598,104
Heineken Holding NV	74,614	3,857,981
ING Groep NV	3,203,383	122,320,179
ING Groep NV Sponsored ADR	538,200	20,570,004
Koninklijke Ahold NV	1,358,233	20,310,922
Koninklijke DSM NV	397,767	24,365,789
Koninklijke Philips Electronics NV	3,067,255	117,828,474
Koninklijke Philips Electronics NV ADR	133,700	5,138,091
SNS Reaal	194,551	4,474,232
TOTAL COMMON STOCKS		547,780,090

RIGHTS/WARRANTS — (0.0%)
* Aegon NV Coupons	3,298,073	—

TOTAL — NETHERLANDS		547,780,090

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Air New Zealand, Ltd.	962,129	875,397
Contact Energy, Ltd.	1,423,493	10,578,482
Fletcher Building, Ltd.	594,072	3,726,225

TOTAL — NEW ZEALAND		15,180,104

10

NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
	DNB Nor ASA Series A	2,582,094	37,085,956
	Norsk Hydro ASA	729,414	11,581,975
#	Norsk Hydro ASA Sponsored ADR	59,900	950,925
	Orkla ASA	2,780,950	39,995,014
	Storebrand ASA	713,900	6,797,490
	Wilh. Wilhelmsen ASA	11,850	441,344

TOTAL — NORWAY			96,852,704

PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
#	Banco BPI SA	232,343	1,138,179
#	Banco Comercial Portugues SA	2,008,205	5,105,654
	Banco Espirito Santo SA	320,446	5,774,582
#	Cimpor Cimentos de Portugal SA	69,009	626,928
TOTAL COMMON STOCKS			12,645,343

RIGHTS/WARRANTS — (0.0%)
*	Banco BPI SA Rights 06/11/08	232,343	41,569

TOTAL — PORTUGAL			12,686,912

SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
	Allgreen Properties, Ltd.	831,000	600,434
# *	Chartered Semiconductor Manufacturing, Ltd.	1,416,000	892,406
# *	Chartered Semiconductor Manufacturing, Ltd. Sponsored ADR	67,987	431,038
	DBS Group Holdings, Ltd.	3,365,500	48,176,499
	Fraser & Neave, Ltd.	2,421,450	8,790,414
	Jardine Cycle & Carriage, Ltd.	174,810	2,103,371
#	Neptune Orient Lines, Ltd.	609,000	1,818,865
	Overseas Chinese Banking Corp., Ltd.	3,178,000	20,240,869
	Singapore Airlines, Ltd.	1,489,600	17,390,099
	Singapore Land, Ltd.	687,000	3,161,312
	United Industrial Corp., Ltd.	1,391,000	3,038,820
	United Overseas Bank, Ltd.	543,000	8,041,545
	UOL Group, Ltd.	1,740,600	5,004,997
#	Wheelock Properties, Ltd.	605,000	966,965

TOTAL — SINGAPORE			120,657,634

SPAIN — (4.7%)
COMMON STOCKS — (4.7%)
#	Abertis Infraestructuras SA	81,400	2,589,690
	Acciona SA	50,116	14,241,211
#	Acerinox SA	629,295	16,655,821
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	391,100	8,725,441
#	Banco de Sabadell SA	2,504,343	25,316,365
#	Banco Espanol de Credito SA	363,460	6,354,048
#	Banco Pastor SA	320,162	4,696,389

11

#	Banco Popular Espanol SA	481,719	7,773,090
	Banco Santander Central Hispano SA	7,329,732	152,898,519
#	Banco Santander SA Sponsored ADR	3,044,700	63,634,230
#	Bankinter SA	210,353	3,056,190
	Cementos Portland Valderrivas SA	8,824	833,386
	Gas Natural SDG SA	218,361	12,632,367
	Grupo Catalana Occidente SA	125,781	4,012,752
#	Grupo Ferrovial SA	242,463	19,070,795
#	Iberia Lineas Aereas de Espana SA	617,500	2,024,713
	Mapfre SA	732,775	3,967,054
	Repsol YPF SA	1,537,866	63,589,565
#	Repsol YPF SA Sponsored ADR	1,285,700	53,279,408

TOTAL — SPAIN			465,351,034

SWEDEN — (2.3%)
COMMON STOCKS — (2.3%)
	Boliden AB	497,200	5,622,028
#	Electrolux AB Series B	467,600	6,756,688
	Holmen AB Series A	6,300	236,867
#	Holmen AB Series B	150,400	5,131,032
	Nordea Bank AB	4,374,518	71,164,594
	Skandinaviska Enskilda Banken AB Series A	743,500	16,877,820
	Skandinaviska Enskilda Banken AB Series C	9,800	206,893
	SSAB Svenskt Stal AB Series A	271,300	9,419,338
	SSAB Svenskt Stal AB Series B	131,700	4,122,601
#	Svenska Cellulosa AB	57,000	922,208
	Svenska Cellulosa AB Series B	1,308,500	21,010,781
	Svenska Handelsbanken AB Series A	762,000	21,236,051
#	Swedbank AB Series A	349,300	8,641,290
	Tele2 AB Series B	490,700	10,499,823
#	Telefonaktiebolaget LM Erricson Sponsored ADR	38,400	1,038,336
	TeliaSonera AB	3,903,500	35,481,980
	Volvo AB Series A	308,100	4,719,214

TOTAL — SWEDEN			223,087,544

SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
#	Adecco SA	234,003	13,356,030
	Baloise-Holding AG	206,141	23,467,594
	Banque Cantonale Vaudoise	9,461	3,411,157
	Ciba Specialty Chemicals AG	131,616	4,344,461
	Compagnie Financiere Richemont AG Series A	1,125,900	70,175,714
	Credit Suisse Group AG	1,826,488	93,023,052
	Credit Suisse Group AG Sponsored ADR	591,859	30,119,704
	Givaudan SA	13,960	13,539,806
	Holcim, Ltd.	448,025	41,886,937
	Julius Baer Holdings, Ltd. AG	38,097	3,121,339
	Novartis AG ADR	127,900	6,695,565
	PSP Swiss Property AG	98,640	6,087,600
	St. Galler Kantonalbank	9,132	4,254,410

12

	Sulzer AG	15,000	2,018,983
	Swiss Life Holding AG	127,247	35,813,213
	Swiss Re	747,678	58,112,769
	Syngenta AG	143,759	44,007,223
	Syngenta AG ADR	241,589	14,806,990
*	UBS AG	793,947	19,121,530
	Vontobel Holdings AG	10,000	388,928
	Zurich Financial SVCS AG	309,213	90,748,689
TOTAL COMMON STOCKS			578,501,694

RIGHTS/WARRANTS — (0.0%)
*	UBS AG Rights 06/12/08 (B2QTJ29)	793,947	1,234,055
*	UBS AG Rights 06/12/08 (B39J7K7)	793,947	1,058,850
TOTAL RIGHTS/WARRANTS			2,292,905

TOTAL — SWITZERLAND			580,794,599

UNITED KINGDOM — (17.5%)
COMMON STOCKS — (17.4%)
#	Alliance & Leicester P.L.C.	448,296	3,781,992
	Anglo American P.L.C.	1,902,303	129,625,102
	Arriva P.L.C.	105,930	1,344,005
	Associated British Foods P.L.C.	1,320,465	22,542,395
	Aviva P.L.C.	6,768,276	84,583,541
#	Barclays P.L.C. Sponsored ADR	2,263,390	67,743,263
	British Airways P.L.C.	2,481,713	11,446,234
	Cable and Wireless P.L.C.	3,342,769	10,888,861
	Carnival P.L.C.	613,906	23,392,118
#	Carnival P.L.C. ADR	218,000	8,421,340
	Compass Group P.L.C.	1,586,431	11,799,282
	DSG International P.L.C.	2,744,891	3,167,023
*	easyJet P.L.C.	708,463	4,233,716
	Enterprise Inns P.L.C.	1,212,242	11,221,407
	Friends Provident P.L.C.	4,365,221	10,475,312
	GKN P.L.C.	2,078,332	11,998,109
	HBOS P.L.C.	8,458,158	67,075,693
#	HSBC Holdings P.L.C. Sponsored ADR	2,241,143	188,726,652
	International Power P.L.C.	2,272,744	20,026,272
	ITV P.L.C.	11,443,244	13,354,856
	Kingfisher P.L.C.	7,751,726	21,122,090
	Ladbrokes P.L.C.	1,091,195	6,786,666
	Legal and General Group P.L.C.	14,896,697	35,380,070
	Meggitt P.L.C.	2,126,563	10,263,747
	Mitchells & Butlers P.L.C.	718,888	4,635,494
	Mondi P.L.C.	1,134,110	8,097,433
	Old Mutual P.L.C.	7,500,690	17,391,158
	Pearson P.L.C.	901,901	12,200,225
	Pearson P.L.C. Sponsored ADR	1,763,809	23,864,336
	Persimmon P.L.C.	1,004,312	9,589,556
	Punch Taverns P.L.C.	592,747	6,519,493
	Rexam P.L.C.	2,273,561	19,966,744

13

Royal Bank of Scotland Group P.L.C.	26,156,343	118,550,555
Royal Dutch Shell P.L.C. ADR	1,052,345	88,112,847
RSA Insurance Group P.L.C.	13,325,551	36,235,575
Sainsbury (J.) P.L.C.	4,948,615	34,195,441
Schroders P.L.C.	123,678	2,575,703
Schroders P.L.C. Non-Voting	63,155	1,141,523
Taylor Wimpey P.L.C.	3,248,929	5,481,183
The Berkeley Group Holdings P.L.C.	205,922	3,313,801
Thomas Cook Group P.L.C.	1,606,317	7,886,289
Tomkins P.L.C. Sponsored ADR	325,800	4,688,262
Vodafone Group P.L.C.	60,811,202	195,272,492
Vodafone Group P.L.C. Sponsored ADR	6,145,818	197,219,300
Whitbread P.L.C.	509,558	12,950,424
William Morrison Supermarkets P.L.C.	6,201,007	35,980,614
WPP Group P.L.C.	1,301,269	15,767,938
WPP Group P.L.C. Sponsored ADR	24,445	1,482,589
Xstrata P.L.C.	827,417	65,472,658
Yell Group P.L.C.	500,000	1,250,761
TOTAL COMMON STOCKS		1,709,242,140

RIGHTS/WARRANTS — (0.1%)
* Royal Bank of Scotland Group P.L.C. Rights 06/06/08	15,984,431	8,865,815

TOTAL — UNITED KINGDOM		1,718,107,955

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $11,465,000 FNMA 5.50%, 02/25/36, valued at $9,022,176) to be repurchased at $8,887,437	$8,886	8,886,000

SECURITIES LENDING COLLATERAL — (11.2%)
@ Repurchase Agreement, Barclays Capital Inc. 2.30%, 06/02/08 (Collateralized by $592,523,000 FHLMC 4.230%, 05/07/13 & 4.500%, 04/02/14 & FNMA 4.090%, 05/07/13, valued at $602,047,341) to be repurchased at $590,355,087	590,242	590,241,957
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $238,681,207 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 05/01/22 to 02/01/38 & FNMA, rates ranging from 5.010%(r) to 6.109%(r), maturities ranging from 08/01/12 to 11/01/36, valued at $168,249,256) to be repurchased at $164,982,554	164,950	164,950,251
@ Repurchase Agreement, Greenwich Capital Markets 2.33%, 06/02/08 (Collateralized by $369,731,679 FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 01/01/34 to 05/01/38, valued at $354,604,951) to be repurchased at $347,715,754	347,648	347,648,252
TOTAL SECURITIES LENDING COLLATERAL		1,102,840,460

TOTAL INVESTMENTS - (100.0%) (Cost $8,220,441,858)		$9,796,993,686

See accompanying Notes to Financial Statements.

14

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (75.8%)
Consumer Discretionary — (16.7%)
* #	ABILIT Corp.	110,900	$192,562
#	Aeon Fantasy Co., Ltd.	62,032	831,370
	Ahresty Corp.	77,200	1,193,906
	Ai Holdings Corp.	187,600	1,090,810
	Aichi Machine Industry Co., Ltd.	292,000	1,094,476
	Aigan Co., Ltd.	63,200	420,697
	Aisan Industry Co., Ltd.	191,300	2,014,947
#	Akebono Brake Industry Co., Ltd.	386,000	2,879,907
#	Akindo Sushiro Co., Ltd.	20,500	451,950
#	Alpha Corp.	31,700	323,132
#	Alpine Electronics, Inc.	231,700	2,974,115
#	Amiyaki Tei Co., Ltd.	245	467,214
#	Amuse, Inc.	25,000	427,460
#	Anrakutei Co., Ltd.	50,000	275,612
#	AOI Advertising Promotion, Inc.	39,000	252,375
	AOKI Holdings, Inc.	166,900	2,784,831
	Araya Industrial Co., Ltd.	209,000	501,522
#	Arealink Co., Ltd.	3,000	292,890
* #	Asahi Tec Corp.	854,000	672,255
	Ashimori Industry Co., Ltd.	193,000	415,388
	Asti Corp.	50,000	147,478
#	Atom Corp.	133,200	499,178
	Atsugi Co., Ltd.	719,000	976,074
#	Aucnet, Inc.	35,700	706,654
	Autobacs Seven Co., Ltd.	45,300	1,328,779
#	Avex Group Holdings, Inc.	155,500	1,806,157
* #	Banners Co., Ltd.	86,000	12,257
#	Belluna Co., Ltd.	194,060	1,573,166
#	Best Denki Co., Ltd.	280,500	1,758,445
#	Bookoff Corp.	65,000	556,264
	Calsonic Kansei Corp.	520,000	2,181,984
	Catena Corp.	92,000	250,674
#	Chiyoda Co., Ltd.	145,000	2,503,166
#	Chofu Seisakusho Co., Ltd.	127,700	2,683,218
*	Chori Co., Ltd.	675,000	876,833
	Chuo Corp.	81,000	228,151
	Chuo Spring Co., Ltd.	210,000	880,718
	Circle K Sunkus Co., Ltd.	64,100	1,041,020
#	Clarion Co., Ltd.	933,000	1,770,833
#	Cleanup Corp.	160,000	1,061,633
#	Colowide Co., Ltd.	205,450	997,957
* #	Columbia Music Entertainment, Inc.	477,000	366,720
	Corona Corp.	101,200	1,438,976

1

	Cross Plus, Inc.	22,000	237,020
#	Culture Convenience Club Co., Ltd.	463,900	2,050,883
#	Cybozu, Inc.	1,538	578,072
#	D&M Holdings, Inc.	314,000	1,320,876
	Daido Kogyo Co., Ltd.	145,000	315,334
#	Daido Metal Co., Ltd.	147,000	849,669
#	Daidoh, Ltd.	129,000	1,332,713
	Daifuku Co., Ltd.	93,000	1,093,097
#	Daikoku Denki Co., Ltd.	50,700	550,104
#	Daikyo, Inc.	657,236	1,303,356
	Daimaruenawin Co., Ltd	400	2,307
	Dainichi Co., Ltd.	59,200	292,778
	Daisyo Corp.	74,200	866,743
*	Daito Woolen Spinning & Weaving Co., Ltd.	82,000	77,824
#	Daiwa Seiko, Inc.	444,000	720,191
#	Daiwabo Co., Ltd.	478,000	1,210,745
	DCM Japan Holdings Co., Ltd.	247,900	1,736,059
#	Descente, Ltd.	270,000	1,582,512
* #	DIA Kensetsu Co., Ltd.	484,600	128,412
#	Don Quijote Co., Ltd.	57,900	1,210,471
#	Doshisha Co., Ltd.	66,600	1,131,272
#	DOUTOR NICHIRES Holdings Co., Ltd.	180,086	3,055,477
	Dynic Corp.	127,000	267,312
#	Eagle Industry Co., Ltd.	170,000	1,508,862
* #	Econach Co., Ltd.	177,000	134,319
#	Edion Corp.	273,800	2,476,269
	Eikoh, Inc.	41,800	160,844
	Exedy Corp.	123,700	3,288,114
#	Ezaki Glico Co., Ltd.	22,074	236,614
#	F&A Aqua Holdings, Inc.	62,238	424,575
	Fine Sinter Co., Ltd.	49,000	160,633
	Foster Electric Co., Ltd.	84,100	1,910,196
#	France Bed Holdings Co., Ltd.	826,000	1,254,671
	Fuji Co., Ltd.	120,400	2,140,621
#	Fuji Corp., Ltd.	117,000	382,244
#	Fuji Kiko Co., Ltd.	151,000	276,440
#	Fuji Kyuko Co., Ltd.	378,000	1,372,220
	Fuji Oozx, Inc.	6,000	23,739
#	Fujibo Holdings, Inc.	332,000	740,674
*	Fujii & Co., Ltd.	44,000	417
#	Fujikura Rubber, Ltd.	74,000	344,531
#	Fujita Kanko, Inc.	412,100	2,782,364
	Fujitsu Business Systems, Ltd.	90,900	1,224,005
#	Fujitsu General, Ltd.	348,000	1,754,632
	Funai Electric Co., Ltd.	39,900	1,454,915
* #	Furukawa Battery Co., Ltd.	89,000	515,382
	G-7 Holdings, Inc.	29,200	142,391
*	Gajoen Kanko	37,000	—
#	Gakken Co., Ltd.	363,000	964,754
	Genki Sushi Co., Ltd.	19,200	225,625
#	GEO Co., Ltd.	1,080	961,989
	Goldcrest Co., Ltd.	57,410	1,250,829
*	Goldwin, Inc.	175,000	381,444
#	Gourmet Kineya Co., Ltd.	68,000	499,256
* #	GSI Creos Corp.	194,000	211,529

2

#	Gulliver International Co., Ltd.	36,120	1,169,021
	Gunze, Ltd.	641,000	3,217,676
#	Happinet Corp.	37,000	553,961
#	Haruyama Trading Co., Ltd.	49,900	280,366
	Heiwa Corp.	48,100	527,024
	Himaraya Co., Ltd.	38,300	169,114
	HIS Co., Ltd.	118,200	1,792,599
	Horipro, Inc.	48,200	566,267
	I Metal Technology Co., Ltd.	153,000	322,466
	Ichikawa Co., Ltd.	63,000	208,966
#	Ichikoh Industries, Ltd.	296,000	732,794
* #	Image Holdings Co., Ltd.	41,000	159,862
#	Imasen Electric Industrial Co., Ltd.	55,800	944,617
	Imperial Hotel, Ltd.	4,300	149,287
*	Impress Holdings, Inc.	1,124	176,478
	Inaba Seisakusho Co., Ltd.	62,400	749,740
	Ishizuka Glass Co., Ltd.	109,000	215,914
*	Izuhakone Railway Co., Ltd.	300	15,367
* #	Izutsuya Co., Ltd.	350,000	321,862
#	Janome Sewing Machine Co., Ltd.	707,000	637,241
#	Japan Vilene Co., Ltd.	229,000	1,082,391
#	Jeans Mate Corp.	38,208	237,434
#	Jidosha Buhin Kogyo Co., Ltd.	82,000	374,600
	Joban Kosan Co., Ltd.	226,000	396,566
#	Joint Corp.	98,400	756,874
#	Joshin Denki Co., Ltd.	201,000	1,678,597
#	Juki Corp.	455,000	1,569,910
	Juntendo Co., Ltd.	35,000	49,586
	Jyomo Co., Ltd.	186,000	280,651
	Kabuki-Za Co., Ltd.	39,000	1,796,693
#	Kadokawa Holdings, Inc.	94,400	2,328,746
	Kanto Auto Works, Ltd.	243,500	3,325,749
	Kasai Kogyo Co., Ltd.	119,000	383,935
	Kato Sangyo Co., Ltd.	130,700	1,523,031
	Kawai Musical Instruments Manufacturing Co., Ltd.	263,000	421,937
* #	Kawashima Selkon Textiles Co., Ltd.	335,000	343,091
	Kayaba Industry Co., Ltd.	745,000	3,450,781
	Keihin Corp.	36,200	644,588
#	Keiyo Co., Ltd.	200,400	1,072,356
	Kentucky Fried Chicken Japan, Ltd.	80,000	1,457,893
#	Kenwood Corp.	1,294,000	1,425,926
* #	Kinki Nippon Tourist Co., Ltd.	304,000	571,118
#	Kinugawa Rubber Industrial Co., Ltd.	203,000	527,972
#	Kisoji Co., Ltd.	89,300	1,833,636
	Koekisha Co., Ltd.	13,600	244,385
#	Kohnan Shoji Co., Ltd.	94,100	1,425,659
#	Kojima Co., Ltd.	130,100	684,121
	Komatsu Seiren Co., Ltd.	148,000	609,452
#	Komeri Co., Ltd.	43,700	1,184,752
	Konaka Co., Ltd.	107,760	594,269
*	Kosugi Sangyo Co., Ltd.	416,000	102,609
	Ku Holdings Co., Ltd.	68,200	289,300
	Kura Corp.	79	202,879
	Kurabo Industries, Ltd.	879,000	1,919,376
	Kuraudia Co., Ltd.	4,800	60,013

3

	Kuroganeya Co., Ltd.	14,000	54,552
	K’s Holdings Corp.	134,372	2,410,269
#	Kyoritsu Maintenance Co., Ltd.	50,960	940,125
	Kyoto Kimono Yuzen Co., Ltd.	572	542,233
	Kyowa Leather Cloth Co., Ltd.	75,400	374,845
* #	Laox Co., Ltd.	206,000	115,356
#	Look, Inc.	102,000	189,752
#	Maezawa Kyuso Industries Co., Ltd.	51,700	956,242
*	Magara Construction Co., Ltd.	135,000	71,664
* #	Mamiya-Op Co., Ltd.	285,000	227,084
	Marche Corp.	23,000	153,026
#	Mars Engineering Corp.	77,900	1,317,623
#	Maruei Department Store Co., Ltd.	136,000	399,432
*	Maruishi Holdings Co., Ltd.	214,000	2,030
* #	Maruzen Co., Ltd. (6569583)	375,000	405,905
	Maruzen Co., Ltd. (6573498)	46,000	207,442
#	Matsuya Co., Ltd.	184,600	4,121,891
#	Matsuya Foods Co., Ltd.	66,600	810,478
	Meiwa Industry Co., Ltd.	38,000	89,783
#	Mikuni Corp.	114,000	309,415
* #	Misawa Homes Co., Inc.	128,100	809,211
#	Misawa Resort Co., Ltd.	194,000	621,166
	MISUMI Group, Inc.	76,300	1,464,483
	Mitsuba Corp.	155,690	995,353
	Mitsui Home Co., Ltd.	228,000	1,259,908
	Miyuki Keori Co., Ltd.	106,000	283,264
#	Mizuno Corp.	462,000	2,787,913
#	MOS Food Services, Inc.	113,000	1,437,207
	MR Max Corp.	127,200	487,705
	Mutow Co., Ltd.	79,400	439,834
* #	Naigai Co., Ltd.	236,000	158,914
	Nexyz Corp.	3,700	156,497
#	Nice Holdings, Inc.	409,000	1,095,539
	Nichimo Corp.	667,000	265,946
	Nichirei Corp.	514,000	2,381,605
	Nidec Copal Corp.	202,800	2,813,644
#	Nidec Tosok Corp.	62,600	534,009
#	Nihon Eslead Corp.	53,048	539,438
	Nihon Tokushu Toryo Co., Ltd.	56,000	266,212
#	Nihon Unisys, Ltd.	73,500	1,125,962
	Nikko Travel Co., Ltd.	12,200	45,586
	Nippon Felt Co., Ltd.	69,000	364,781
#	Nippon Piston Ring Co., Ltd.	301,000	534,125
	Nippon Seiki Co., Ltd.	151,400	2,678,874
#	Nishimatsuya Chain Co., Ltd.	228,900	2,702,084
	Nissan Shatai Co., Ltd.	524,300	3,777,679
#	Nissen Holdings Co., Ltd.	213,100	1,131,478
	Nissin Kogyo Co., Ltd.	56,100	1,003,319
	Nittan Valve Co., Ltd.	85,000	439,758
	Nitto Kako Co., Ltd.	98,000	87,401
	Noritake Co., Ltd.	557,000	2,282,923
#	Noritsu Koki Co., Ltd.	121,100	1,654,568
#	Omikenshi Co., Ltd.	176,000	128,532
*	Orient Watch Co., Ltd.	12,000	4,667
	Pacific Industrial Co., Ltd.	187,000	750,656

4

#	PanaHome Corp.	533,200	3,057,895
#	Parco Co., Ltd.	278,300	3,715,858
#	Paris Miki, Inc.	191,900	1,987,607
	Piolax, Inc.	45,600	934,105
	Press Kogyo Co., Ltd.	385,000	1,995,426
#	Q.P. Corp.	109,900	1,020,112
* #	Renown, Inc.	179,800	588,244
	Resorttrust, Inc.	174,508	2,540,725
#	Rhythm Watch Co., Ltd.	454,000	529,827
#	Right On Co., Ltd.	103,225	1,233,596
	Riken Corp.	368,000	1,863,744
#	Ringer Hut Co., Ltd.	76,800	982,912
	Roland Corp.	90,700	1,887,325
	Round One Corp.	1,227	1,501,815
#	Royal Co., Ltd.	142,000	1,527,975
	Sagami Chain Co., Ltd.	78,000	843,479
*	Sagami Co., Ltd.	80,000	89,514
	Sagami Rubber Industries Co., Ltd.	15,000	42,955
#	Saint Marc Holdings Co., Ltd.	38,300	1,698,841
#	Saizeriya Co., Ltd.	176,900	1,592,186
#	Sakai Ovex Co., Ltd.	205,000	258,737
	Sanden Corp.	499,000	2,450,961
#	Sanei-International Co., Ltd.	61,800	1,158,869
#	Sankyo Seiko Co., Ltd.	209,000	579,056
	Sanoh Industrial Co., Ltd.	118,000	838,650
#	Sanrio Co., Ltd.	291,900	3,087,230
*	Sansui Electric Co., Ltd.	4,135,000	313,861
#	Sanyo Housing Nagoya Co., Ltd.	363	409,662
#	Sanyo Shokai, Ltd.	474,000	2,934,751
#	Seiko Holdings Corp.	401,407	2,161,417
	Seiren Co., Ltd.	221,000	1,587,602
	Senshukai Co., Ltd.	164,000	1,227,654
	Shikibo, Ltd.	510,000	828,279
	Shimachu Co., Ltd.	44,900	1,158,668
	Shinyei Kaisha	96,000	182,321
#	Shiroki Co., Ltd.	310,000	879,357
#	Shobunsha Publications, Inc.	56,900	400,511
#	Shochiku Co., Ltd.	438,400	2,778,556
	Showa Corp.	254,100	1,999,053
* #	Silver Seiko, Ltd.	1,091,000	300,517
	SKY Perfect JSAT Corp.	4,196	1,978,667
	SNT Corp.	96,300	582,273
* #	Sofmap Co., Ltd.	43,100	102,580
	Soft99 Corp.	73,400	419,186
* #	Solid Group Holdings Co., Ltd.	710,600	343,857
	Sotoh Co., Ltd.	51,000	530,940
	SPK Corp.	16,800	192,220
#	Suminoe Textile Co., Ltd.	267,000	547,383
	Sumitomo Forestry Co., Ltd.	452,966	3,704,495
* #	Suzutan Co., Ltd.	26,200	76,786
* #	SxL Corp.	493,000	318,307
	Tachikawa Corp.	50,800	207,827
	Tachi-S Co., Ltd.	122,640	1,256,376
	Takamatsu Corp.	135,500	1,751,543
#	Taka-Q Co., Ltd.	73,500	124,183

5

* #	TAKE AND GIVE. NEEDS Co., Ltd.	2,157	239,522
	Tasaki Shinju Co., Ltd.	116,000	357,135
	Taya Co., Ltd.	5,000	35,525
#	TBK Co., Ltd.	90,000	426,154
	TDF Corp.	27,000	68,931
#	Tecmo, Ltd.	79,800	873,494
#	Teikoku Piston Ring Co., Ltd.	111,000	1,098,125
	Teikoku Sen-I Co., Ltd.	80,000	315,086
#	Telepark Corp.	146	192,616
* #	Ten Allied Co., Ltd.	50,000	155,200
	Tenma Corp.	111,000	1,448,273
* #	The Daiei, Inc.	230,100	1,696,522
#	The Japan General Estate Co., Ltd.	121,900	1,055,520
#	The Japan Wool Textile Co., Ltd.	316,000	2,861,208
	Tigers Polymer Corp.	59,000	299,030
	Toabo Corp.	219,000	201,435
	Toei Co., Ltd.	438,000	2,589,106
* #	Tohoku Misawa Homes Co., Ltd.	37,500	100,870
#	Tokai Kanko Co., Ltd.	505,999	254,380
#	Tokai Senko K.K., Nagoya	102,000	116,205
#	Tokyo Dome Corp.	655,200	2,990,765
	Tokyo Kaikan Co., Ltd.	12,000	62,143
	Tokyo Soir Co., Ltd.	49,000	136,355
#	Tokyo Style Co., Ltd.	345,700	3,416,166
#	Tokyotokeiba Co., Ltd.	971,000	1,887,267
	Tokyu Recreation Co., Ltd.	77,000	455,282
#	Tomy Co., Ltd.	321,793	2,193,495
* #	Tonichi Carlife Group, Inc.	189,000	213,489
	Toppan Forms Co., Ltd.	90,700	1,036,014
	Topre Corp.	185,000	1,693,859
*	Tosco Co., Ltd.	81,000	152,292
	Totenko Co., Ltd.	57,000	101,713
#	Touei Housing Corp.	92,440	616,307
#	Toyo Radiator Co., Ltd.	260,000	1,243,735
#	Toyo Tire & Rubber Co., Ltd.	730,000	2,882,175
	Toyobo Co., Ltd.	1,029,000	2,079,617
#	Tsukamoto Co., Ltd.	67,000	77,599
#	Tsutsumi Jewelry Co., Ltd.	69,300	1,410,892
#	Unitika, Ltd.	1,673,000	1,857,378
#	U-Shin, Ltd.	97,000	705,278
* #	Victor Co. of Japan, Ltd.	626,000	1,309,269
	Watabe Wedding Corp.	29,500	298,701
#	Watami Food Service Co., Ltd.	144,800	2,323,420
	Wondertable, Ltd.	97,000	114,890
	Xebio Co., Ltd.	35,800	881,447
#	Yamatane Corp.	338,000	718,367
#	Yamato International, Inc.	43,000	224,847
	Yellow Hat, Ltd., Tokyo	75,600	358,381
	Yokohama Reito Co., Ltd.	179,000	1,290,546
#	Yomiuri Land Co., Ltd.	276,000	944,799
#	Yonex Co., Ltd.	41,000	315,112
#	Yorozu Corp.	75,400	1,095,531
	Yoshimoto Kogyo Co., Ltd.	120,000	1,605,733
#	Yoshinoya Holdings Co., Ltd.	2,227	3,019,853
#	Zenrin Co., Ltd.	130,900	2,559,481
#	Zensho Co., Ltd.	372,900	2,589,451
Total Consumer Discretionary			321,845,427

6

Consumer Staples — (7.1%)
#	Aderans Holdings Co., Ltd.	146,350	3,060,703
*	Aeon Hokkaido Corp.	58,800	196,854
	Ahjikan Co., Ltd.	10,500	73,026
#	Ariake Japan Co., Ltd.	116,800	1,921,675
	Cawachi, Ltd.	83,400	2,447,573
#	CFS Corp.	125,000	669,317
#	Chubu Shiryo Co., Ltd.	91,000	838,594
	Chuo Gyorui Co., Ltd.	93,000	216,119
	Coca-Cola Central Japan Co., Ltd.	311	2,531,172
*	cocokara fine HOLDINGS, Inc.	36,960	718,725
	CVS Bay Area, Inc.	55,000	95,491
#	DyDo Drinco, Inc.	57,200	2,088,485
	Echo Trading Co., Ltd.	11,000	95,141
	Ensuiko Sugar Refining Co., Ltd.	103,000	190,519
#	Fancl Corp.	244,600	2,837,849
* #	First Baking Co., Ltd.	183,000	241,198
	Fuji Oil Co., Ltd.	304,700	2,811,308
	Fujicco Co., Ltd.	121,600	1,341,948
* #	Fujiya Co., Ltd.	564,000	786,122
	Hagoromo Foods Corp.	41,000	341,982
	Harashin Narus Holdings Co., Ltd.	63,100	680,902
* #	Hayashikane Sangyo Co., Ltd.	336,000	383,164
	Heiwado Co., Ltd.	204,100	3,423,609
* #	Hohsui Corp.	120,000	160,481
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	549,476
#	Hokuto Corp.	113,300	2,467,399
#	Inageya Co., Ltd.	179,000	1,531,352
	Itochu-Shokuhin Co., Ltd.	44,300	1,487,224
#	Itoham Foods, Inc.	711,800	3,600,175
	Izumiya Co., Ltd.	300,000	1,985,787
#	J-Oil Mills, Inc.	563,000	1,902,246
	Kameda Seika Co., Ltd.	71,800	978,258
	Kasumi Co., Ltd.	216,000	1,414,964
#	Key Coffee, Inc.	78,700	1,377,055
#	Kibun Food Chemifa Co., Ltd.	95,000	982,063
	Kirindo Co., Ltd.	22,800	172,135
	Kyodo Shiryo Co., Ltd.	362,000	577,501
#	Kyokuyo Co., Ltd.	380,000	724,566
#	Life Corp.	188,900	2,690,002
#	Lion Corp.	306,000	1,359,430
#	Mandom Corp.	84,400	2,202,413
	Marudai Food Co., Ltd.	454,000	977,204
#	Maruha Nichiro Holdings, Inc.	1,696,069	2,783,508
*	Maruya Co., Ltd.	14,000	24,445
#	Matsumotokiyoshi Holdings Co., Ltd.	37,400	811,952
*	Maxvalu Tohok Co., Ltd.	18,200	127,507
	Maxvalu Tokai Co., Ltd.	61,000	943,929
#	Meito Sangyo Co., Ltd.	79,900	1,730,672
	Mercian Corp.	424,000	1,005,414
	Mikuni Coca-Cola Bottling Co., Ltd.	189,000	2,033,412
	Milbon Co., Ltd.	43,940	871,743

7

	Ministop Co., Ltd.	100,000	1,953,900
#	Mitsui Sugar Co., Ltd.	477,850	1,673,561
	Miyoshi Oil & Fat Co., Ltd.	268,000	384,576
#	Morinaga & Co., Ltd.	933,000	1,831,792
	Morinaga Milk Industry Co., Ltd.	875,000	2,622,547
	Morishita Jinton Co., Ltd.	47,800	126,034
	Morozoff, Ltd.	110,000	339,002
#	Nagatanien Co., Ltd.	121,000	931,802
#	Nakamuraya Co., Ltd.	208,000	915,421
#	Nichimo Co., Ltd.	112,000	210,568
#	Nihon Chouzai Co., Ltd.	23,000	822,934
	Niitaka Co., Ltd.	7,260	46,518
	Nippon Beet Sugar Manufacturing Co., Ltd.	527,000	1,244,904
	Nippon Flour Mills Co., Ltd.	620,000	2,642,335
#	Nippon Formula Feed Manufacturing Co., Ltd.	274,000	491,976
	Nippon Suisan Kaisha, Ltd.	528,700	2,462,970
	Nissin Sugar Manufacturing Co., Ltd.	152,000	346,000
	Nitto Flour Milling Co., Ltd.	64,000	191,264
#	Oenon Holdings, Inc.	253,000	539,955
	Oie Sangyo Co., Ltd.	20,900	154,236
	Okuwa Co., Ltd.	156,000	2,238,573
	Olympic Corp.	66,700	372,112
	Oriental Yeast Co., Ltd.	103,000	556,463
	Pietro Co., Ltd.	10,300	90,379
#	Pigeon Corp.	69,600	1,259,581
	Poplar Co., Ltd.	25,760	151,322
*	Prima Meat Packers, Ltd.	724,000	810,525
#	Riken Vitamin Co., Ltd.	81,400	2,461,989
#	Rock Field Co., Ltd.	47,800	669,889
#	Ryoshoku, Ltd.	153,600	2,806,634
	S Foods, Inc.	106,500	766,591
#	Sakata Seed Corp.	175,600	2,652,966
	Shikoku Coca-Cola Bottling Co., Ltd.	81,900	927,432
	Shoei Foods Corp.	44,000	185,449
#	Showa Sangyo Co., Ltd.	620,000	1,681,488
#	Snow Brand Milk Products Co., Ltd.	924,500	2,718,273
	Sogo Medical Co., Ltd.	23,500	657,265
	Sonton Food Industry Co., Ltd.	43,000	322,033
#	Sotetsu Rosen Co., Ltd.	70,000	296,034
#	Starzen Corp.	286,000	605,247
#	T.Hasegawa Co., Ltd.	142,700	2,116,179
	Takara Holdings, Inc.	365,000	2,522,022
* #	The Maruetsu, Inc.	428,000	3,238,856
#	The Nisshin Oillio Group, Ltd.	601,000	2,791,045
	Three F Co., Ltd.	17,700	120,317
#	Tobu Store Co., Ltd.	220,000	749,334
	Toho Co., Ltd.	162,000	519,305
#	Tohto Suisan Co., Ltd.	120,000	206,034
	Tokyu Store Chain Corp.	240,000	1,276,130
	Torigoe Co., Ltd.	83,400	573,563
*	Toyo Sugar Refining Co., Ltd.	157,000	175,693
	Tsukiji Uoichiba Co., Ltd.	57,000	96,239
	Tsuruha Holdings, Inc.	46,400	1,633,989
	U. Store Co., Ltd.	63,600	549,057
	Unicafe, Inc.	14,260	183,756

8

#	Unicharm Petcare Corp.	100,000	3,124,849
	Unimat Offisco Corp.	87,400	862,139
#	Valor Co., Ltd.	178,400	1,923,140
#	Warabeya Nichiyo Co., Ltd.	52,760	667,710
	Yaizu Suisankagaku Industry Co., Ltd.	42,100	409,676
#	Yaoko Co., Ltd.	70,900	2,137,420
#	Yomeishu Seizo Co., Ltd.	102,000	990,010
	Yonekyu Corp.	100,500	1,258,174
	Yuasa Funashoku Co., Ltd.	112,000	291,112
	Yukiguni Maitake Co., Ltd.	77,180	259,134
	Yutaka Foods Corp.	6,000	81,342
Total Consumer Staples			136,382,554

Energy — (1.1%)
#	AOC Holdings, Inc.	143,400	1,796,483
#	BP Castrol K.K.	69,800	209,845
* #	Fuji Kosan Co., Ltd.	264,000	313,633
	Itochu Enex Co., Ltd.	330,300	2,281,019
	Japan Oil Transportation Co., Ltd.	79,000	160,424
#	Kanto Natural Gas Development Co., Ltd.	202,000	1,479,969
#	Kyoei Tanker Co., Ltd.	115,000	340,741
	Mitsuuroko Co., Ltd.	234,200	1,506,001
#	Modec, Inc.	127,400	4,751,758
#	Nippon Gas Co., Ltd.	153,000	1,576,869
	Nippon Seiro Co., Ltd.	64,000	164,664
#	Sala Corp.	133,000	601,557
	San-Ai Oil Co., Ltd.	266,000	1,136,630
	Shinko Plantech Co., Ltd.	159,000	2,690,722
	Sinanen Co., Ltd.	266,000	1,016,447
#	Toa Oil Co., Ltd.	369,000	553,109
#	Toyo Kanetsu K.K.	478,000	1,002,477
Total Energy			21,582,348

Financials — (7.9%)
#	Azel Corp.	214,000	324,999
#	Bank of the Ryukyus, Ltd.	125,080	1,374,800
#	Central Finance Co., Ltd.	341,000	1,041,838
	Century Leasing System, Inc.	186,200	2,088,352
* #	Cosmo Securities Co., Ltd.	1,419,000	1,468,529
#	Creed Corp.	597	702,104
#	Daiko Clearing Services Corp.	51,000	353,339
	Fukushima Bank, Ltd.	858,000	749,121
	Fuyo General Lease Co., Ltd.	108,000	3,204,748
	Gro-BeLS Co., Ltd.	177,000	203,359
#	Higashi-Nippon Bank, Ltd.	643,000	2,776,161
#	Ichiyoshi Securities Co., Ltd.	165,000	1,675,966
*	Kakuei (L.) Corp.	100,000	949
	Keihanshin Real Estate Co., Ltd.	43,000	200,331
	Kenedix, Inc.	2,090	3,091,596
	Kirayaka Holdings, Inc.	98,000	176,636
	Kiyo Holdings, Inc.	2,193,900	3,705,671
#	Kobayashi Yoko Co., Ltd.	30,400	126,930
#	Kosei Securities Co., Ltd.	295,000	344,471
#	Marusan Securities Co., Ltd.	263,000	2,046,319
#	Meiwa Estate Co., Ltd.	89,300	675,320

9

#	Mito Securities Co., Ltd.	278,000	915,699
	Mitsubishi UFJ Financial Group, Inc.	90	915
#	Monex Beans Holdings, Inc.	1,041	781,681
*	New Real Property K.K.	43,900	—
*	Nichiboshin, Ltd.	1,190	1,129
* #	NIS Group Co., Ltd.	346,925	702,506
#	Nisshin Fudosan Co., Ltd.	81,100	486,981
	Okasan Holdings, Inc.	562,000	3,393,213
#	OMC Card, Inc.	218,300	829,108
#	Ricoh Leasing Co., Ltd.	107,900	2,600,833
#	RISA Partners, Inc.	701	1,570,751
	Sankei Building Co., Ltd.	235,000	1,868,266
*	Seven Seas Holdings Co., Ltd.	194,000	165,600
	Shikoku Bank, Ltd.	762,000	3,492,345
#	Shimizu Bank, Ltd.	32,900	1,439,191
* #	Shinki Co., Ltd.	457,000	563,518
#	Sumitomo Real Estate Sales Co., Ltd.	34,110	1,505,193
#	Suruga Corp.	134,600	420,242
	Tachihi Enterprise Co., Ltd.	38,950	2,487,098
	Takagi Securities Co., Ltd.	208,000	491,676
	The Aichi Bank, Ltd.	35,000	2,985,879
	The Akita Bank, Ltd.	684,400	3,156,408
	The Aomori Bank, Ltd.	627,000	2,623,707
	The Awa Bank, Ltd.	271,000	1,679,150
#	The Bank of Ikeda, Ltd.	70,300	2,134,823
#	The Bank of Iwate, Ltd.	65,000	4,163,448
	The Bank of Nagoya, Ltd.	214,297	1,452,369
	The Bank of Okinawa, Ltd.	76,500	2,903,773
	The Bank of Saga, Ltd.	599,000	2,267,957
* #	The Chiba Kogyo Bank, Ltd.	174,200	2,536,226
	The Chukyo Bank, Ltd.	751,000	2,230,374
	The Daisan Bank, Ltd.	637,000	2,278,426
	The Daishi Bank, Ltd.	137,000	596,715
	The Daito Bank, Ltd.	511,000	465,579
	The Ehime Bank, Ltd.	609,000	2,138,116
	The Eighteenth Bank, Ltd.	630,000	2,385,263
	The Fuji Fire & Marine Insurance Co., Ltd.	540,000	1,701,489
	The Fukui Bank, Ltd.	864,000	2,705,590
	The Higo Bank, Ltd.	51,000	338,800
	The Hokkoku Bank, Ltd.	120,000	499,905
#	The Hokuetsu Bank, Ltd.	898,000	2,215,594
	The Hyakugo Bank, Ltd.	312,182	2,064,986
	The Hyakujishi Bank, Ltd.	70,000	437,158
	The Kagawa Bank, Ltd.	276,350	1,738,659
	The Kagoshima Bank, Ltd.	260,500	2,224,931
#	The Kanto Tsukuba Bank, Ltd.	193,900	1,119,251
	The Kita-Nippon Bank, Ltd.	30,506	1,088,368
	The Michinoku Bank, Ltd.	538,000	1,705,082
	The Minato Bank, Ltd.	1,470,000	2,943,968
	The Miyazaki Bank, Ltd.	507,000	2,256,293
	The Nagano Bank, Ltd.	322,000	867,930
	The Nanto Bank, Ltd.	284,000	1,806,434
	The Oita Bank, Ltd.	504,900	3,426,155
	The San-in Godo Bank, Ltd.	198,000	1,843,334
#	TOC Co., Ltd.	433,550	2,641,878

10

#	Tochigi Bank, Ltd.	396,000	2,634,620
	Toho Bank, Ltd.	780,200	3,472,491
	Toho Real Estate Co., Ltd.	195,000	1,266,778
	Tohoku Bank, Ltd.	400,000	660,501
	Tokai Tokyo Securities Co., Ltd.	680,000	3,034,916
	Tokushima Bank, Ltd.	274,200	1,573,798
	Tokyo Rakutenchi Co., Ltd.	227,000	857,059
#	Tokyo Theatres Co., Inc.	307,000	588,383
	Tokyo Tomin Bank, Ltd.	113,100	2,394,633
#	Tokyu Community Corp.	49,400	1,220,475
#	Tokyu Livable, Inc.	132,300	1,274,392
	Tomato Bank, Ltd.	407,000	892,119
#	Tottori Bank, Ltd.	336,000	892,509
* #	Towa Bank, Ltd.	833,000	853,822
	Towa Real Estate Development Co., Ltd.	371,000	405,117
#	Toyo Securities Co., Ltd.	315,000	1,298,028
	Urban Corp.	632,800	3,479,949
	Yamagata Bank, Ltd.	600,500	3,601,249
	Yamanashi Chuo Bank, Ltd.	248,000	1,494,659
	Yuraku Real Estate Co., Ltd.	212,000	966,427
Total Financials			152,533,427

Health Care — (3.5%)
	Aloka Co., Ltd.	104,000	1,428,128
	As One Corp.	71,368	1,476,734
	ASKA Pharmaceutical Co., Ltd.	103,000	780,596
	Create Medic Co., Ltd.	28,000	247,755
	Eiken Chemical Co., Ltd.	81,000	672,297
	FALCO biosystems, Ltd.	35,200	210,938
#	Fuso Pharmaceutical Industries, Ltd.	330,000	1,098,488
#	Green Hospital Supply, Inc.	940	590,527
	Hitachi Medical Corp.	138,000	1,073,743
	Hogy Medical Co., Ltd.	56,000	2,881,634
#	Iwaki & Co., Ltd.	55,000	108,100
	Japan Medical Dynamic Marketing, Inc.	44,900	125,728
#	Jeol, Ltd.	275,000	1,143,014
	JMS Co., Ltd.	129,000	349,780
	Kaken Pharmaceutical Co., Ltd.	397,000	3,084,475
	Kawamoto Corp.	4,000	15,738
	Kawanishi Holdings, Ltd.	7,400	63,168
	Kawasumi Laboratories, Inc.	45,000	265,118
#	Kissei Pharmaceutical Co., Ltd.	191,500	4,295,177
	Kobayashi Pharmaceutical Co., Ltd.	34,800	1,076,127
#	Kyorin Co., Ltd.	203,000	2,520,438
	Miraca Holdings, Inc.	152,400	3,759,185
	Mochida Pharmaceutical Co., Ltd.	419,900	4,582,347
#	Nichii Gakkan Co.	124,500	1,682,666
	Nihon Kohden Corp.	155,300	2,926,398
#	Nikkiso Co., Ltd.	243,000	1,961,853
#	Nippon Chemiphar Co., Ltd.	134,000	645,909
#	Nippon Kayaku Co., Ltd.	137,000	913,894
	Nippon Shinyaku Co., Ltd.	243,000	3,094,201
	Nipro Corp.	206,100	3,611,601
	Nissui Pharmaceutical Co., Ltd.	67,800	431,480
#	Paramount Bed Co., Ltd.	109,400	1,488,807

11

	Rion Co., Ltd.	5,000	28,448
	Rohto Pharmaceutical Co., Ltd.	389,600	4,664,477
	Seikagaku Corp.	203,900	2,089,689
#	SSP Co., Ltd.	436,000	2,225,001
	Sundrug Co., Ltd.	12,400	285,696
#	Topcon Corp.	125,000	1,286,638
	Torii Pharmaceutical Co., Ltd.	98,900	1,443,738
#	Towa Pharmaceutical Co., Ltd.	57,800	2,297,672
	Tsumura & Co.	53,500	1,319,791
	Vital-Net, Inc.	146,300	986,453
#	Wakamoto Pharmaceutical Co., Ltd.	102,000	363,770
#	Zeria Pharmaceutical Co., Ltd.	163,000	1,747,008
Total Health Care			67,344,425

Industrials — (21.2%)
	A&A Material Corp.	235,000	238,778
#	Advan Co., Ltd.	102,100	654,767
*	ADVANEX, Inc.	121,000	158,504
	Aeon Delight Co., Ltd.	142,800	2,729,656
	Aica Kogyo Co., Ltd.	243,000	2,170,798
	Aichi Corp.	267,800	2,095,078
#	Aida Engineering, Ltd.	273,000	1,527,835
	Airport Facilities Co., Ltd.	190,970	1,485,733
	Airtech Japan, Ltd.	26,700	147,878
	Alps Logistics Co., Ltd.	53,900	611,594
#	Altech Co., Ltd.	23,000	72,321
#	Altech Corp.	38,150	410,137
#	Amano Corp.	276,400	2,970,437
	Ando Corp.	264,000	510,661
#	Anest Iwata Corp.	152,000	637,051
#	ART Corp.	38,000	607,295
	Asahi Diamond Industrial Co., Ltd.	251,000	1,849,837
	Asahi Kogyosha Co., Ltd.	101,000	377,042
#	Asahi Pretec Corp.	123,650	3,790,814
*	Asanuma Corp.	234,000	328,425
	Asia Air Survey Co., Ltd.	32,000	123,591
	Asunaro Aoki Construction Co., Ltd.	171,000	986,563
	Ataka Construction & Engineering Co., Ltd.	60,000	147,391
	Bando Chemical Industries, Ltd.	349,000	1,363,580
	Biken Techno Corp.	14,100	64,838
	Bunka Shutter Co., Ltd.	245,000	1,044,575
	Central Glass Co., Ltd.	617,000	2,534,077
	Central Security Patrols Co., Ltd.	45,800	444,975
	Chiyoda Corp.	4,000	42,466
#	Chudenko Corp.	214,900	3,726,045
#	Chugai Ro Co., Ltd.	335,000	1,456,580
#	Chuo Denki Kogyo Co., Ltd.	92,000	1,494,395
#	CKD Corp.	236,000	1,710,539
	Commuture Corp.	157,202	1,059,591
	Comsys Holdings Corp.	145,000	1,230,577
#	Cosel Co., Ltd.	147,100	1,664,520
	CTI Engineering Co., Ltd.	45,100	294,231
	Dai-Dan Co., Ltd.	160,000	733,911
#	Daihen Corp.	471,000	2,248,224
	Daiho Corp.	202,000	270,076

12

#	Daiichi Jitsugyo Co., Ltd.	198,000	939,762
#	Daimei Telecom Engineering Corp.	143,000	1,456,469
	Daiseki Co., Ltd.	151,263	4,563,165
*	Daisue Construction Co., Ltd.	316,500	192,271
	Daiwa Industries, Ltd.	173,000	809,307
	Danto Holdings Corp.	92,000	171,023
	Denyo Co., Ltd.	93,000	879,963
	DMW Corp.	4,800	101,980
* #	Dream Incubator, Inc.	168	244,518
#	Ebara Corp.	847,000	2,853,428
* #	Eneserve Corp.	110,900	439,093
#	Enshu, Ltd.	215,000	289,716
#	Freesia Macross Corp.	1,355,000	346,977
#	Fudo Tetra Corp.	619,800	617,533
* #	Fujisash Co., Ltd.	106,300	94,803
#	Fujita Corp.	115,010	273,075
	Fujitec Co., Ltd.	312,000	1,923,576
	Fukuda Corp.	136,000	511,200
	Fukusima Industries Corp.	30,500	297,767
#	Fukuyama Transporting Co., Ltd.	936,400	3,472,298
	Funai Consulting, Co., Ltd.	102,000	593,854
	Furukawa Co., Ltd.	1,428,000	2,496,234
	Furukawa Electric Co., Ltd.	13,650	54,163
	Furusato Industries, Ltd.	52,000	535,380
	Futaba Corp.	163,800	2,878,695
#	Gecoss Corp.	116,700	513,830
#	GS Yuasa Corp.	1,282,000	4,842,223
#	Hakuyosha Co., Ltd.	88,000	237,943
#	Hamai Co., Ltd.	97,000	160,894
#	Hanwa Co., Ltd.	745,000	4,735,490
	Hazama Corp.	293,600	328,612
	Hibiya Engineering, Ltd.	133,000	1,052,687
	Hitachi Metals Techno, Ltd.	57,500	276,026
#	Hitachi Plant Technologies, Ltd.	681,570	2,589,000
	Hitachi Tool Engineering, Ltd.	96,500	1,181,969
	Hitachi Transport System, Ltd.	349,600	4,352,616
* #	Hitachi Zosen Corp.	1,548,000	2,013,707
	Hokuetsu Industries Co., Ltd.	96,000	347,129
	Hokuriku Electrical Construction Co., Ltd.	56,000	177,934
#	Hosokawa Micron Corp.	147,000	1,080,602
#	Howa Machinery, Ltd.	389,000	376,806
	IBJ Leasing Co., Ltd.	127,800	2,722,726
	Ichiken Co., Ltd.	105,000	202,591
	Ichinen Co., Ltd.	73,000	363,533
#	Idec Corp.	135,500	1,605,966
#	Iino Kaiun Kaisha, Ltd.	346,700	3,324,918
	i-Logistics Corp.	91,000	246,021
#	Inaba Denki Sangyo Co., Ltd.	88,300	2,764,502
	Inabata and Co., Ltd.	226,000	1,323,551
* #	Inoue Kogyo Co., Ltd.	425,000	161,495
#	Inui Steamship Co., Ltd.	83,000	1,279,303
* #	Iseki & Co., Ltd.	779,000	2,232,070
* #	Ishikawa Seisakusho, Ltd.	154,000	118,275
*	Ishikawajima Construction Materials Co., Ltd.	43,000	46,933
	Ishikawajima Transport Machinery Co., Ltd.	73,000	323,455

13

#	Itoki Corp.	179,000	996,075
	Iwasaki Electric Co., Ltd.	266,000	741,606
#	Iwatani International Corp.	870,000	2,792,185
* #	J Bridge Corp.	276,000	133,518
#	Jalux, Inc.	44,400	600,890
#	Jamco Corp.	84,000	653,616
* #	Japan Bridge Corp.	44,350	103,914
#	Japan Cash Machine Co., Ltd.	102,115	856,600
#	Japan Foundation Engineering Co., Ltd.	95,600	217,646
#	Japan Kenzai Co., Ltd.	95,940	554,072
	Japan Pulp & Paper Co., Ltd.	514,000	1,838,827
	Japan Servo Co., Ltd.	80,000	773,075
	Japan Steel Tower Co., Ltd.	44,000	198,463
#	Japan Transcity Corp.	236,000	926,978
	K.R.S. Corp.	39,200	311,639
#	Kamagai Gumi Co., Ltd.	583,800	659,363
	Kamei Corp.	121,000	559,689
	Kanaden Corp.	121,000	665,175
	Kanagawa Chuo Kotsu Co., Ltd.	196,000	933,413
	Kanamoto Co., Ltd.	114,000	688,425
#	Kandenko Co., Ltd.	164,000	1,081,522
* #	Kanematsu Corp.	1,481,625	2,137,582
* #	Kanematsu-NNK Corp.	125,000	134,045
#	Katakura Industries Co., Ltd.	119,000	2,110,588
	Kato Works Co., Ltd.	202,000	914,353
* #	Kawada Industries, Inc.	158,000	259,293
	Kawagishi Bridge Works Co., Ltd.	38,000	108,325
	Kawaguchi Metal Industries Co., Ltd.	11,000	43,883
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	464,361
#	Kimura Chemical Plants Co., Ltd.	61,000	656,608
#	Kinki Sharyo Co., Ltd.	212,000	937,913
	Kintetsu World Express, Inc.	117,300	3,262,468
	Kioritz Corp.	239,000	737,333
#	Kitagawa Iron Works Co., Ltd.	344,000	747,740
#	Kitano Construction Corp.	258,000	599,820
	Kitazawa Sangyo Co., Ltd.	57,000	135,995
#	Kitz Corp.	420,000	2,358,778
#	Koike Sanso Kogyo Co., Ltd.	155,000	828,556
	Koito Industries, Ltd.	102,000	335,310
#	Kokuyo Co., Ltd.	126,325	1,173,657
#	Komai Tekko, Inc.	109,000	228,576
	Komatsu Wall Industry Co., Ltd.	33,700	416,633
	Kondotec, Inc.	40,500	229,208
	Kosaido Co., Ltd.	79,000	391,024
	Kuroda Electric Co., Ltd.	112,900	1,717,243
	Kyodo Printing Co., Ltd.	311,000	894,028
#	Kyoei Sangyo Co., Ltd.	97,000	274,443
#	Kyokuto Boeki Kaisha, Ltd.	82,000	185,814
	Kyokuto Kaihatsu Kogyo Co., Ltd.	150,400	1,034,891
	Kyosan Electric Manufacturing Co., Ltd.	218,000	831,025
	Kyowa Exeo Corp.	354,000	3,489,558
	Kyudenko Corp.	281,000	1,739,803
* #	Link Consulting Associates - Japan Corp.	63,500	58,916
* #	Lonseal Corp.	127,000	106,050
#	Maeda Corp.	641,000	2,467,959

14

	Maeda Road Construction Co., Ltd.	327,000	2,329,065
	Maezawa Industries, Inc.	59,300	140,627
#	Maezawa Kaisei Industries Co., Ltd.	54,700	599,297
	Makino Milling Machine Co., Ltd.	330,000	2,393,271
	Marubeni Construction Material Lease Co., Ltd.	78,000	122,770
	Maruka Machinery Co., Ltd.	28,100	269,302
	Maruwn Corp.	66,000	157,102
#	Maruyama Manufacturing Co., Inc.	150,000	347,095
	Maruzen Showa Unyu Co., Ltd.	335,000	1,101,858
#	Matsuda Sangyo Co., Ltd.	90,530	2,040,729
	Matsui Construction Co., Ltd.	98,600	312,906
*	Matsuo Bridge Co., Ltd.	72,000	85,476
#	Max Co., Ltd.	188,000	2,399,023
#	Meidensha Corp.	785,050	2,443,435
*	Meiji Machine Co., Ltd.	213,000	182,170
#	Meiji Shipping Co., Ltd.	109,000	658,516
	Meisei Industrial Co., Ltd.	29,000	96,372
#	Meitec Corp.	135,600	4,012,362
	Meito Transportation Co., Ltd.	22,000	163,591
* #	Meiwa Trading Co., Ltd.	140,000	369,447
	Mitani Corp.	54,000	452,019
#	Mitsubishi Cable Industries, Ltd.	736,000	929,378
#	Mitsubishi Kakoki Kaisha, Ltd.	254,000	902,286
#	Mitsubishi Pencil Co., Ltd.	121,500	1,722,066
	Mitsuboshi Belting, Ltd.	281,000	1,449,373
#	Mitsui Matsushima Co., Ltd.	347,000	1,333,998
#	Mitsui-Soko Co., Ltd.	487,000	2,486,973
	Mitsumura Printing Co., Ltd.	95,000	343,524
#	Miura Co., Ltd.	145,200	3,597,430
	Miura Printing Corp.	19,000	48,016
#	Miyairi Valve Manufacturing Co., Ltd.	43,000	33,036
* #	Miyaji Engineering Group	203,000	196,499
* #	Miyakoshi Corp.	48,400	367,446
*	Mori Denki Mfg. Co., Ltd.	628,000	65,563
	Morita Corp.	163,000	669,869
	Moshi Moshi Hotline, Inc.	122,700	3,172,118
	Mystar Engineering Corp.	15,600	72,538
	NAC Co., Ltd.	28,900	226,520
	Nachi-Fujikoshi Corp.	604,000	2,647,812
	Naikai Zosen Corp.	75,000	309,617
#	Nakano Corp.	103,000	300,357
	Narasaki Sangyo Co., Ltd.	68,000	82,593
	NEC Leasing, Ltd.	72,600	1,138,693
#	NEC System Integration & Construction, Ltd.	172,100	2,452,485
	New Tachikawa Aircraft Co., Ltd.	10,100	392,676
* #	Nichias Corp.	435,000	1,609,251
	Nichiban Co., Ltd.	125,000	351,177
#	Nichiha Corp.	126,180	1,204,925
	Nihon Spindle Manufacturing Co., Ltd.	115,000	318,495
	Nikko Co., Ltd.	127,000	311,580
#	Nippo Corp.	409,000	2,241,751
#	Nippon Carbon Co., Ltd.	406,000	2,067,672
* #	Nippon Conveyor Co., Ltd.	168,000	157,766
	Nippon Densetsu Kogyo Co., Ltd.	225,000	1,955,528
	Nippon Denwa Shisetu Co., Ltd.	208,000	599,331

15

	Nippon Filcon Co., Ltd.	75,000	424,391
	Nippon Hume Corp.	91,000	269,286
	Nippon Jogesuido Sekkei Co., Ltd.	289	253,307
#	Nippon Kanzai Co., Ltd.	71,000	2,011,688
	Nippon Koei Co., Ltd., Tokyo	279,000	759,584
	Nippon Konpo Unyu Soko Co., Ltd.	253,000	3,253,686
#	Nippon Parking Development Co., Ltd.	10,609	511,358
	Nippon Seisen Co., Ltd.	107,000	425,185
#	Nippon Sharyo, Ltd.	506,000	1,320,721
#	Nippon Shindo Co., Ltd.	50,000	89,129
	Nippon Signal Co., Ltd.	216,000	1,334,595
#	Nippon Steel Trading Co., Ltd.	399,000	1,325,123
	Nippon Thompson Co., Ltd.	262,000	1,932,829
	Nippon Tungsten Co., Ltd.	82,000	179,858
	Nippon Yusoki Co., Ltd.	141,000	477,704
#	Nishimatsu Construction Co., Ltd.	979,000	2,711,271
	Nishi-Nippon Railroad Co., Ltd.	346,000	1,210,239
#	Nishishiba Electric Co., Ltd.	101,000	235,938
#	Nissei Corp.	107,400	1,109,747
	Nissei Plastic Industrial Co., Ltd.	68,000	317,775
	Nissha Printing Co., Ltd.	105,700	5,457,881
	Nissin Corp.	351,000	1,082,560
	Nitchitsu Co., Ltd.	60,000	227,733
	Nitta Corp.	104,200	2,230,684
	Nitto Boseki Co., Ltd.	870,000	1,633,667
#	Nitto Electric Works, Ltd.	154,800	1,576,443
#	Nitto Kohki Co., Ltd.	78,300	1,559,616
#	Nitto Seiko Co., Ltd.	143,000	689,899
*	Nittoc Construction Co., Ltd.	134,000	84,024
	Noda Corp.	33,800	87,760
#	Nomura Co., Ltd.	210,000	774,858
#	Noritz Corp.	177,100	2,169,748
* #	Oak Capital Corp.	753,354	135,725
	Obayashi Road Corp.	106,000	167,070
	Odakyu Construction Co., Ltd.	63,500	143,741
	Oiles Corp.	101,952	2,176,606
	Okabe Co., Ltd.	192,000	944,773
#	Okamoto Machine Tool Works, Ltd.	164,000	385,939
	Okamura Corp.	379,900	2,975,052
	Okano Valve Manufacturing Co.	58,000	393,561
	Oki Electric Cable Co., Ltd.	117,000	185,370
#	OKK Corp.	262,000	544,497
#	Okumura Corp.	770,400	3,344,589
#	O-M, Ltd.	107,000	826,473
	Onoken Co., Ltd.	72,800	1,236,393
#	Organo Corp.	203,000	2,100,797
	Oriental Shiraishi Corp.	73,400	172,711
	Original Engineering Consultants Co., Ltd.	9,000	20,728
#	OSG Corp.	119,900	1,549,450
#	Oyo Corp.	110,400	1,481,937
	P.S. Mitsubishi Construction Co., Ltd.	76,800	161,092
#	Park24 Co., Ltd.	69,500	580,039
* #	Pasco Corp.	242,500	519,953
#	Pasona Group, Inc.	1,474	1,157,528
* #	Penta-Ocean Construction Co., Ltd.	864,000	1,508,558

16

*	PIA Corp.	29,500	433,983
#	Pilot Corp.	780	1,384,004
#	PRONEXUS, Inc.	137,000	1,001,100
#	Raito Kogyo Co., Ltd.	199,000	468,144
#	Rasa Industries, Ltd.	277,000	559,764
	Rheon Automatic Machinery Co., Ltd.	64,000	212,463
	Ryobi, Ltd.	573,200	2,137,703
* #	Saeki Kensetsu Kogyo Co., Ltd.	211,000	130,031
	Sagami Railway Co., Ltd.	364,000	1,370,475
*	Sailor Pen Co., Ltd.	127,000	121,796
	Sakai Heavy Industries, Ltd.	126,000	289,273
* #	Sakurada Co., Ltd.	225,000	49,155
* #	Sanix, Inc.	161,700	521,376
#	Sanki Engineering Co., Ltd.	268,000	2,004,988
#	Sanko Metal Industrial Co., Ltd.	118,000	244,659
#	Sankyo-Tateyama Holdings, Inc.	1,132,000	1,471,644
	Sanritsu Corp.	17,800	146,087
	Sanwa Holdings Corp.	136,000	541,723
	Sanyo Denki Co., Ltd.	219,000	1,017,436
	Sanyo Engineering & Construction, Inc.	48,000	182,877
	Sanyo Industries, Ltd., Tokyo	102,000	212,889
#	Sasebo Heavy Industries Co., Ltd., Tokyo	561,000	1,992,821
* #	Sata Construction Co., Ltd.	234,000	148,613
	Sato Corp.	111,500	1,422,929
	Sato Shoji Corp.	67,000	586,566
	Sawafuji Electric Co., Ltd.	48,000	127,993
	Secom Joshinetsu Co., Ltd.	34,800	810,125
#	Secom Techno Service Co., Ltd.	44,500	1,158,053
	Seibu Electric Industry Co., Ltd.	67,000	323,018
#	Seika Corp.	274,000	668,326
*	Seikitokyu Kogyo Co., Ltd.	335,000	244,794
	Seino Holdings Co., Ltd.	204,000	1,212,087
	Sekisui Jushi Co., Ltd.	166,000	1,374,091
#	Senko Co., Ltd.	381,000	1,402,922
#	Senshu Electric Co., Ltd.	37,300	711,597
#	Shibaura Mechatronics Corp.	175,000	1,064,465
#	Shibusawa Warehouse Co., Ltd.	266,000	1,554,834
	Shibuya Kogyo Co., Ltd.	84,500	671,426
	Shin Nippon Air Technologies Co., Ltd.	87,280	601,535
#	Shin-Keisei Electric Railway Co., Ltd.	178,000	579,757
#	Shinko Electric Co., Ltd.	509,000	1,607,919
	Shin-Kobe Electric Machinery Co., Ltd.	178,000	1,573,651
#	Shinmaywa Industries, Ltd.	413,000	1,646,623
#	Shinnihon Corp.	215,900	440,663
	Shinsho Corp.	291,000	1,070,994
	Shinwa Kaiun Kaisha, Ltd.	420,000	2,771,935
	Sho-Bond Corp	100,800	1,243,028
#	Shoko Co., Ltd.	324,000	448,899
	Showa Aircraft Industry Co., Ltd.	114,000	1,135,959
	Showa KDE Co., Ltd.	124,000	161,273
	Sintokogio, Ltd.	197,000	1,930,813
	Soda Nikka Co., Ltd.	67,000	248,605
	Sodick Co., Ltd.	187,000	977,297
	Space Co., Ltd.	75,320	562,901
	Subaru Enterprise Co., Ltd.	59,000	187,972

17

	Sugimoto & Co., Ltd.	35,000	427,372
* #	Sumitomo Coal Mining Co., Ltd.	851,500	1,002,502
#	Sumitomo Densetsu Co., Ltd.	107,400	707,542
* #	Sumitomo Mitsui Construction Co., Ltd.	641,060	692,999
#	Sumitomo Precision Products Co., Ltd.	180,000	642,491
	Sumitomo Warehouse Co., Ltd.	300,000	1,514,903
*	Sun Wave Corp.	155,000	229,431
	Suzuki Metal Industry Co., Ltd.	71,000	168,972
	SWCC Showa Holdings Co., Ltd.	853,000	1,245,737
	Tadano, Ltd.	161,579	1,890,720
	Taihei Dengyo Kaisha, Ltd.	155,000	1,328,266
#	Taihei Kogyo Co., Ltd.	264,000	1,135,335
* #	Taiheiyo Kaiun Co., Ltd.	167,000	355,246
*	Taiheiyo Kouhatsu, Inc.	198,000	238,859
#	Taiho Kogyo Co., Ltd.	97,700	1,415,744
	Taikisha, Ltd.	129,000	1,899,851
	Taisei Rotec Corp.	271,000	416,582
	Takada Kiko Co., Ltd.	48,000	110,224
#	Takano Co., Ltd.	53,400	450,553
#	Takaoka Electric Manufacturing Co., Ltd.	361,000	466,079
#	Takara Printing Co., Ltd.	39,055	313,892
#	Takara Standard Co., Ltd.	529,000	2,925,850
#	Takasago Thermal Engineering Co., Ltd.	299,000	2,689,531
* #	Takashima & Co., Ltd.	137,000	196,599
	Takigami Steel Construction Co., Ltd.	50,000	147,274
#	Takisawa Machine Tool Co., Ltd.	191,000	313,510
#	Takuma Co., Ltd.	305,000	961,832
	Tanseisha Co., Ltd.	74,000	222,335
	Tatsuta Electric Wire & Cable Co., Ltd.	220,000	559,081
#	TCM Corp.	359,000	865,689
	Techno Associe Co., Ltd.	59,900	644,811
	Techno Ryowa, Ltd.	66,600	394,262
#	Teikoku Electric Manufacturing Co., Ltd.	32,900	655,269
* #	Tekken Corp.	535,000	636,008
	Teraoka Seisakusho Co., Ltd.	55,000	347,590
* #	The Goodwill Group, Inc.	4,635	506,300
	The Keihin Co., Ltd.	204,000	340,752
	The Kodensha Co., Ltd.	25,000	55,478
	The Nippon Road Co., Ltd.	333,000	559,167
	The Yasuda Warehouse Co., Ltd.	100,900	842,417
*	Toa Corp.	764,000	826,858
	Toa Doro Kogyo Co., Ltd.	155,000	310,624
* #	Tobishima Corp.	1,365,500	453,711
#	Tocalo Co., Ltd.	53,000	994,929
	Todentu Corp.	121,000	249,089
	Toenec Corp.	324,000	1,719,847
	Tokai Lease Co., Ltd.	86,000	177,037
	Tokimec, Inc.	272,000	616,689
	Toko Electric Corp.	88,000	223,899
	Tokyo Biso Kogyo Corp.	19,000	120,809
#	Tokyo Energy & Systems, Inc.	129,000	704,724
#	Tokyo Kikai Seisakusho, Ltd.	312,000	686,610
#	Tokyo Leasing Co., Ltd.	223,800	2,210,853
	Tokyo Sangyo Co., Ltd.	78,000	242,554
#	Tokyu Construction Co., Ltd.	366,290	1,313,251

18

	Toli Corp.	212,000	396,028
	Tomoe Corp.	115,500	219,344
#	Tonami Transportation Co., Ltd.	340,000	768,338
* #	Tori Holdings Co., Ltd.	2,969,000	365,984
#	Torishima Pump Manufacturing Co., Ltd.	105,000	1,841,751
	Toshiba Machine Co., Ltd.	89,000	671,811
	Toshiba Plant Kensetsu Co., Ltd.	337,000	3,315,962
	Tosho Printing Co., Ltd.	249,000	627,899
	Totetsu Kogyo Co., Ltd.	125,000	790,501
* #	Toyo Construction Co., Ltd.	1,005,000	715,261
#	Toyo Electric Co., Ltd.	159,000	494,146
	Toyo Engineering Corp.	645,400	3,768,317
#	Toyo Machinery & Metal Co., Ltd.	61,000	241,417
	Toyo Shutter Co., Ltd.	11,800	108,486
#	Toyo Wharf & Warehouse Co., Ltd.	281,000	511,995
#	Trusco Nakayama Corp.	114,100	1,773,264
#	Tsubakimoto Chain Co.	594,700	4,008,731
	Tsubakimoto Kogyo Co., Ltd.	97,000	351,429
#	Tsudakoma Corp.	204,000	437,049
#	Tsugami Corp.	272,000	983,323
#	Tsukishima Kikai Co., Ltd.	152,000	1,244,765
	Tsurumi Manufacturing Co., Ltd.	96,000	718,979
	Tsuzuki Denki Co., Ltd.	75,000	282,466
	TTK Co., Ltd.	62,000	309,988
	Uchida Yoko Co., Ltd.	175,000	733,715
	Ueki Corp.	47,000	65,452
#	Union Tool Co.	79,000	2,692,410
	Utoc Corp.	99,000	569,749
* #	Venture Link Co., Ltd.	405,500	338,322
*	Wakachiku Construction Co., Ltd.	395,000	311,098
	Wavelock Holdings Co., Ltd.	31,500	120,509
	Weathernews, Inc.	20,000	246,312
	Yahagi Construction Co., Ltd.	154,000	925,644
	Yamato Corp.	82,000	211,627
	Yamaura Corp.	40,500	88,608
	Yamazen Co., Ltd.	315,000	1,443,332
	Yokogawa Bridge Holdings Corp.	142,400	826,864
	Yondenko Corp.	136,800	783,649
#	Yuasa Trading Co., Ltd.	800,000	1,222,701
	Yuken Kogyo Co., Ltd.	156,000	490,092
	Yurtec Corp.	285,000	1,726,615
	Yushin Precision Equipment Co., Ltd.	54,934	1,256,005
Total Industrials			406,743,088

Information Technology — (9.2%)
	Aichi Tokei Denki Co., Ltd.	113,000	258,521
#	Aiphone Co., Ltd.	72,800	1,137,647
*	Allied Telesis Holdings K.K.	470,700	325,735
#	Alpha Systems, Inc.	43,500	1,114,655
#	Anritsu Corp.	446,000	1,426,376
	AOI Electronics Co., Ltd.	38,400	442,903
	Apic Yamada Corp.	36,000	111,051
#	Arisawa Manufacturing Co., Ltd.	139,400	958,820
#	CAC Corp.	70,900	722,003
	Canon Electronics, Inc.	70,000	1,953,368

19

#	Canon Finetech, Inc.	151,070	2,290,982
#	Capcom Co., Ltd.	114,200	3,793,570
#	Chino Corp.	162,000	446,942
#	CMK Corp.	216,000	1,670,406
	Computer Engineering & Consulting, Ltd.	63,100	574,828
	Core Corp.	45,700	279,638
	Cresco, Ltd.	11,600	101,257
#	Dai Nippon Screen Mfg. Co., Ltd.	654,000	3,074,157
*	Daiko Denshi Tsushin, Ltd.	23,000	42,621
#	Daiwabo Information System Co., Ltd.	62,000	1,053,793
#	Denki Kogyo Co., Ltd.	243,000	1,436,377
	DKK TOA Corp.	31,000	131,752
#	DTS Corp.	87,200	1,758,310
#	Dwango Co., Ltd.	230	644,053
#	eAccess, Ltd.	4,747	2,657,808
	Eizo Nanao Corp.	77,600	1,915,292
#	Elna Co., Ltd.	97,000	213,344
#	Enplas Corp.	72,200	868,424
#	Epson Toyocom Corp.	437,000	1,559,842
#	ESPEC Corp.	82,000	831,312
* #	FDK Corp.	436,000	566,411
#	Fuji Soft, Inc.	131,400	2,543,678
	Fujitsu Component, Ltd.	177	184,884
	Fujitsu Frontech, Ltd.	80,700	716,003
	Fuso Dentsu Co., Ltd.	16,000	56,356
#	Future Architect, Inc.	1,504	889,108
* #	GMO Internet, Inc.	242,500	1,404,454
	Hakuto Co., Ltd.	82,500	847,004
#	Hitachi Business Solution Co., Ltd.	43,200	275,800
	Hitachi Information Systems, Ltd.	147,100	3,189,887
#	Hitachi Kokusai Electric, Inc.	311,500	2,955,112
	Hitachi Maxell, Ltd.	158,100	2,065,313
	Hitachi Software Engineering Co., Ltd.	190,300	4,677,741
	Hitachi Systems & Services, Ltd.	86,000	1,632,546
	Hochiki Corp.	99,000	743,288
#	Hokuriku Electric Industry Co., Ltd.	316,000	557,955
	Horiba, Ltd.	5,100	145,095
#	Hosiden Corp.	249,600	5,371,665
#	Icom, Inc.	51,000	1,284,922
* #	Ikegami Tsushinki Co., Ltd.	174,000	266,085
*	Ines Corp.	177,200	1,037,310
	I-Net Corp.	47,800	263,482
#	Information Services International-Dentsu, Ltd.	106,600	853,968
#	Invoice, Inc.	40,368	656,666
#	Ishii Hyoki Co., Ltd.	24,300	631,738
* #	IT Holdings Corp.	300,901	5,879,872
	Iwatsu Electric Co., Ltd.	311,000	325,028
	Japan Aviation Electronics Industry, Ltd.	308,600	2,718,295
	Japan Business Computer Co., Ltd.	76,900	556,693
#	Japan Digital Laboratory Co., Ltd.	116,500	1,610,522
	Japan Radio Co., Ltd.	446,000	1,542,311
	Jastec Co., Ltd.	63,000	412,440
	JBIS Holdings, Inc.	81,700	330,917
	JIEC Co., Ltd.	199	182,195
	Kaga Electronics Co., Ltd.	100,000	1,347,846

20

#	Kakaku.com, Inc.	215	1,227,108
	Kanematsu Electronics, Ltd.	85,300	681,606
* #	Kasuga Electric Works, Ltd.	44,000	120,556
	Kawatetsu Systems, Inc.	174	171,657
	Koa Corp.	152,800	1,250,299
#	Koei Co., Ltd.	238,700	3,487,947
* #	Kubotek Corp.	407	194,941
	Kyoden Co., Ltd.	160,000	253,351
	Kyowa Electronic Instruments Co., Ltd.	52,000	171,543
	Macnica, Inc.	62,500	864,612
	Marubun Corp.	98,700	627,562
#	Maruwa Co., Ltd.	37,400	491,076
	Maspro Denkoh Corp.	62,600	511,386
#	Megachips Corp.	89,600	1,129,121
* #	Meisei Electric Co., Ltd.	359,000	340,616
#	Melco Holdings, Inc.	9,000	196,945
#	Mimasu Semiconductor Industry Co., Ltd.	114,581	2,359,719
#	Miroku Jyoho Service Co., Ltd.	107,000	259,858
	Mitsui High-Tec, Inc.	145,700	1,197,732
#	Mitsui Knowledge Industry Co., Ltd.	3,790	1,127,454
	Moritex Corp.	35,100	179,736
* #	Mutoh Holdings Co., Ltd.	164,000	538,657
*	Nagano Japan Radio Co., Ltd.	85,000	143,384
	Nakayo Telecommunications, Inc.	49,000	121,841
	NEC Fielding, Ltd.	194,800	2,393,729
	NEC Mobiling, Ltd.	50,900	867,920
* #	NEC Tokin Corp.	392,000	1,355,011
#	Net One Systems Co., Ltd.	1,941	2,118,229
*	Netmarks, Inc.	523	214,344
#	New Japan Radio Co., Ltd.	112,000	410,513
	Nichicon Corp.	272,300	2,345,338
#	Nidec Sankyo Corp.	205,000	1,491,293
	Nihon Dempa Kogyo Co., Ltd.	70,800	1,870,459
#	Nihon Inter Electronics Corp.	104,700	249,348
	Nippon Avionics Co., Ltd.	83,000	184,572
#	Nippon Ceramic Co., Ltd.	89,000	1,048,547
	Nippon Chemi-Con Corp.	478,000	2,186,381
	Nippon Systemware Co., Ltd.	30,000	162,248
	Nissho Electronics Corp.	81,600	441,244
	Nohmi Bosai, Ltd.	191,000	1,302,804
	NS Solutions Corp.	46,500	1,043,790
#	NSD Co., Ltd.	178,600	2,297,236
	Okaya Electric Industries Co., Ltd.	73,000	396,334
* #	Oki Electric Industry Co., Ltd.	1,850,000	3,249,029
	Ono Sokki Co., Ltd.	105,000	583,049
	Origin Electric Co., Ltd.	107,000	682,863
#	Osaki Electric Co., Ltd.	131,000	904,640
	PCA Corp.	17,500	160,176
* #	Pixela Corp.	33,000	125,991
*	Pulstec Industrial Co., Ltd.	21,200	32,587
	Ricoh Elemex Corp.	77,000	700,702
	Rikei Corp.	22,500	30,095
	Riken Keiki Co., Ltd.	79,900	557,802
#	Roland DG Corp.	61,400	1,888,000
	Ryoden Trading Co., Ltd.	155,000	1,109,843

21

	Ryosan Co., Ltd.	125,300	2,865,433
#	Ryoyo Electro Corp.	110,900	1,095,328
	Sanken Electric Co., Ltd.	308,000	1,913,125
	Sanko Co., Ltd.	22,000	104,335
	Sanshin Electronics Co., Ltd.	111,000	1,232,843
#	Satori Electric Co., Ltd.	57,880	470,607
#	Saxa Holdings, Inc.	194,000	338,464
	Sekonic Corp.	36,000	89,890
	Shindengen Electric Manufacturing Co., Ltd.	304,000	1,015,032
	Shinkawa, Ltd.	70,200	998,464
	Shinko Shoji Co., Ltd.	78,000	803,855
	Shizuki Electric Co., Inc.	103,000	434,640
	Siix Corp.	86,000	684,903
	SMK Corp.	272,000	1,444,042
#	Sorun Corp.	95,100	642,512
* #	SPC Electronics Corp.	48,200	83,778
	SRA Holdings	51,000	780,326
#	Star Micronics Co., Ltd.	136,600	2,625,940
*	Sumco Corp.	35,400	907,825
	Sumida Corp.	67,949	1,011,647
	Sumisho Computer Systems Corp.	172,700	3,180,213
#	SUNX, Ltd.	120,600	636,885
#	SystemPro Co., Ltd.	558	344,016
	Tachibana Eletech Co., Ltd.	64,100	524,825
	Taiyo Yuden Co., Ltd.	170,000	2,087,488
	Tamura Corp.	260,000	1,021,180
* #	Teac Corp.	872,000	819,506
	Teikoku Tsushin Kogyo Co., Ltd.	176,000	576,120
	TKC Corp.	103,300	2,146,432
* #	Toko, Inc.	340,000	681,369
	Tokyo Denpa Co., Ltd.	24,900	261,303
	Tokyo Electron Device, Ltd.	361	619,469
#	Tokyo Seimitsu Co., Ltd.	107,100	2,003,701
#	Tomen Electronics Corp.	51,900	580,215
	Tose Co., Ltd.	23,100	210,446
*	Totoku Electric Co., Ltd.	129,000	166,558
	Toukei Computer Co., Ltd.	28,410	359,012
#	Towa Corp.	74,800	679,310
#	Toyo Corp.	113,600	1,626,481
#	Trans Cosmos, Inc.	167,900	1,702,675
	Trinity Industrial Corp.	56,000	321,203
	Tsuzuki Densan Co., Ltd.	22,500	80,211
#	Uniden Corp.	221,000	1,281,927
* #	Union Holdings Co., Ltd.	148,000	26,657
	XNET Corp.	91	115,667
	Yamaichi Electronics Co., Ltd.	64,400	231,023
	Yaskawa Information Systems Corp.	40,000	129,759
	Ye Data, Inc.	43,000	84,533
#	Yokowo Co., Ltd.	71,300	462,869
#	Zuken, Inc.	97,700	950,609
Total Information Technology			176,025,852

Materials — (8.6%)
	Achilles Corp.	688,000	1,077,064
	Adeka Corp.	350,600	3,201,733

22

	Agro-Kanesho Co., Ltd.	7,000	45,509
#	Aichi Steel Corp.	376,000	1,926,565
	Arakawa Chemical Industries, Ltd.	69,500	748,787
	Aronkasei Co., Ltd.	127,000	453,116
#	Asahi Organic Chemicals Industry Co., Ltd.	343,000	976,462
#	Chuetsu Pulp and Paper Co., Ltd.	405,000	803,560
* #	Chugai Mining Co., Ltd.	875,900	290,545
	Chugoku Marine Paints, Ltd.	238,000	1,829,257
*	Chugokukogyo Co., Ltd.	105,000	130,503
	Co-Op Chemical Co., Ltd.	163,000	272,364
	Dai Nippon Toryo, Ltd.	501,000	613,527
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	354,797
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	299,463
#	Daiken Corp.	450,000	802,156
#	Daiki Aluminium Industry Co., Ltd.	148,000	721,531
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	320,000	1,265,890
#	Daio Paper Corp.	435,500	3,602,592
#	Daiso Co., Ltd.	383,000	1,145,268
	DC Co., Ltd.	117,000	355,948
	Dijet Industrial Co., Ltd.	81,000	180,694
	Dynapac Co., Ltd.	25,000	95,581
#	FP Corp.	77,300	2,221,881
	Fujikura Kasei Co., Ltd.	97,000	1,023,717
	Fumakilla, Ltd.	87,000	329,315
	Godo Steel, Ltd.	556,000	2,263,070
#	Gun-Ei Chemical Industry Co., Ltd.	285,000	586,952
	Harima Chemicals, Inc.	80,000	367,339
#	Hodogaya Chemical Co., Ltd.	288,000	751,642
	Hokkan Holdings, Ltd.	215,000	653,937
	Hokko Chemical Industry Co., Ltd.	90,000	313,721
#	Hokuetsu Paper Mills, Ltd.	642,500	2,901,032
#	Hokushin Co., Ltd.	64,000	134,150
	Honshu Chemical Industry Co., Ltd.	35,000	229,138
#	Ihara Chemical Industry Co., Ltd.	155,000	459,074
#	ISE Chemicals Corp.	88,000	651,279
*	Ishihara Sangyo Kaisha, Ltd.	1,327,500	2,029,575
#	Ishii Iron Works Co., Ltd.	110,000	204,524
	Japan Carlit Co., Ltd.	59,800	285,604
	JSP Corp.	109,600	993,443
#	Kanto Denka Kogyo Co., Ltd.	198,000	1,050,390
	Kasei (C.I.) Co., Ltd.	119,000	310,598
	Katakura Chikkarin Co., Ltd.	43,000	137,535
	Kawasaki Kasei Chemicals, Ltd.	121,000	213,519
* #	Kishu Paper Co., Ltd.	267,000	349,602
	Koatsu Gas Kogyo Co., Ltd.	194,000	1,150,474
	Kohsoku Corp.	64,500	331,078
	Konishi Co., Ltd.	69,300	622,147
#	Kumiai Chemical Industry Co., Ltd.	296,000	930,250
	Kureha Corp.	644,500	3,775,622
	Kurimoto, Ltd.	458,000	672,907
#	Kurosaki Harima Corp.	293,000	872,394
	Lintec Corp.	89,700	1,611,412
#	MEC Co., Ltd.	62,800	563,465
	Mesco, Inc.	30,000	176,428
	Mitsubishi Paper Mills, Ltd.	1,124,000	2,824,971

23

#	Mitsubishi Steel Manufacturing Co., Ltd.	537,000	2,340,498
#	Mitsui Mining Co., Ltd.	793,500	2,461,556
	Mory Industries, Inc.	154,000	547,934
#	Nakabayashi Co., Ltd.	185,000	333,316
#	Nakayama Steel Works, Ltd.	454,000	1,364,677
	Neturen Co., Ltd., Tokyo	158,000	1,758,353
	Nichia Steel Works, Ltd.	179,900	675,250
#	Nichireki Co., Ltd.	96,000	277,822
	Nifco, Inc.	167,100	3,929,097
	Nihon Kagaku Sangyo Co., Ltd.	81,000	583,991
	Nihon Matai Co., Ltd.	111,000	185,319
#	Nihon Nohyaku Co., Ltd.	224,000	2,398,828
	Nihon Parkerizing Co., Ltd.	235,000	3,641,363
	Nihon Seiko Co., Ltd.	18,000	51,397
*	Nippon Carbide Industries Co., Inc.	201,000	330,021
	Nippon Chemical Industrial Co., Ltd.	288,000	934,571
#	Nippon Chutetsukan K.K.	97,000	149,359
#	Nippon Chuzo K.K.	136,000	236,037
#	Nippon Concrete Industries Co., Ltd.	157,000	259,171
	Nippon Denko Co., Ltd.	382,000	4,601,520
	Nippon Fine Chemical Co., Ltd.	93,000	539,979
	Nippon Foil Manufacturing Co., Ltd.	51,000	87,096
#	Nippon Kasei Chemical Co., Ltd.	364,000	739,686
	Nippon Kinzoku Co., Ltd.	227,000	551,435
#	Nippon Koshuha Steel Co., Ltd.	449,000	788,191
	Nippon Light Metal Co., Ltd.	1,145,000	1,976,859
#	Nippon Metal Industry Co., Ltd.	608,000	2,090,368
#	Nippon Paint Co., Ltd.	779,200	3,319,505
	Nippon Pigment Co., Ltd.	43,000	136,659
#	Nippon Pillar Packing Co., Ltd.	85,000	451,789
	Nippon Shokubai Co., Ltd.	76,000	604,329
	Nippon Soda Co., Ltd.	539,000	1,877,893
	Nippon Valqua Industries, Ltd.	321,000	986,819
#	Nippon Yakin Kogyo Co., Ltd.	406,000	2,922,359
	Nittetsu Mining Co., Ltd.	288,000	1,459,541
	Nitto FC Co., Ltd.	72,000	359,422
	NOF Corp.	719,000	3,241,157
	Okamoto Industries, Inc.	412,000	1,559,546
#	Okura Industrial Co., Ltd.	216,000	604,544
	Osaka Organic Chemical Industry, Ltd.	67,700	381,999
	Osaka Steel Co., Ltd.	151,000	2,229,381
	Riken Technos Corp.	202,000	486,838
#	S Science Co., Ltd.	3,265,000	340,127
#	S.T. Chemical Co., Ltd.	102,700	1,270,403
	Sakai Chemical Industry Co., Ltd.	364,000	1,464,772
	Sakata INX Corp.	219,000	879,827
#	Sanyo Chemical Industries, Ltd.	410,000	2,431,183
#	Sanyo Special Steel Co., Ltd.	568,300	3,804,362
	Sekisui Plastics Co., Ltd.	352,000	1,058,617
	Shikoku Chemicals Corp.	207,000	982,162
	Shinagawa Refractories Co., Ltd.	229,000	638,643
#	Shin-Etsu Polymer Co., Ltd.	286,100	1,723,876
	Shinko Wire Co., Ltd.	189,000	383,321
#	Showa Tansan Co., Ltd.	49,000	182,237
	Somar Corp.	43,000	120,357

24

#	Stella Chemifa Corp.	43,200	924,417
	Sumitomo Bakelite Co., Ltd.	94,000	572,576
#	Sumitomo Light Metal Industries, Ltd.	1,282,000	1,714,995
	Sumitomo Osaka Cement Co., Ltd.	636,000	1,459,061
	Sumitomo Pipe & Tube Co., Ltd.	111,000	925,262
	Sumitomo Seika Chemicals Co., Ltd.	244,000	940,344
#	Taisei Lamick Co., Ltd.	18,900	431,255
	Takasago International Corp.	348,000	2,195,964
#	Takiron Co., Ltd.	249,000	668,890
	Tayca Corp.	154,000	459,049
	The Nippon Synthetic Chemical Industry Co., Ltd.	342,000	1,950,523
	The Pack Corp.	67,900	1,008,953
* #	Titan Kogyo Kabushiki Kaisha	59,000	89,586
	Toagosei Co., Ltd.	921,000	3,513,650
	Toda Kogyo Corp.	162,000	619,498
	Tohcello Co., Ltd.	119,000	649,146
	Toho Zinc Co., Ltd.	436,000	2,342,273
#	Tokushu Tokai Holdings Co., Ltd.	518,580	1,063,629
	Tokyo Ohka Kogyo Co., Ltd.	114,900	2,231,914
#	Tokyo Rope Manufacturing Co., Ltd.	572,000	1,286,461
	Tokyo Tekko Co., Ltd.	162,000	612,646
	Tomoegawa Paper Co., Ltd.	125,000	257,358
	Tomoku Co., Ltd.	302,000	670,725
	Topy Industries, Ltd.	768,000	2,390,981
	Toyo Ink Manufacturing Co., Ltd.	555,000	2,128,116
	Toyo Kohan Co., Ltd.	335,000	1,685,486
#	TYK Corp.	145,000	305,302
#	Ube Material Industries, Ltd.	282,000	604,500
#	Wood One Co., Ltd.	173,000	1,007,024
	Yamamura Glass Co., Ltd.	369,000	770,784
	Yodogawa Steel Works, Ltd.	641,500	3,517,091
	Yuki Gosei Kogyo Co., Ltd.	49,000	136,147
#	Yushiro Chemical Industry Co., Ltd.	53,000	961,985
	Zeon Corp.	516,000	2,417,888
Total Materials			165,433,938

Utilities — (0.5%)
	Hokkaido Gas Co., Ltd.	215,000	513,909
	Hokuriku Gas Co., Ltd.	99,000	282,504
#	Okinawa Electric Power Co., Ltd.	61,171	2,855,308
#	Saibu Gas Co., Ltd.	1,331,000	3,093,855
	Shizuoka Gas Co., Ltd.	265,000	1,383,014
#	Tokai Corp.	265,000	1,206,904
Total Utilities			9,335,494

TOTAL COMMON STOCKS			1,457,226,553

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

25

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $810,000 FNMA 4.50%, 10/01/35, valued at $647,095) to be repurchased at $637,103	$637	637,000

SECURITIES LENDING COLLATERAL — (24.2%)
@ Repurchase Agreement, Barclays Capital Inc. 2.30%, 06/02/08 (Collateralized by $301,170,000 FHLMC 6.000%, 09/12/17 & FNMA 4.090%, 05/07/13 & 5.300%, 11/27/17, valued at $306,000,140) to be repurchased at $300,057,500	300,000	300,000,000
@ Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $64,543,084 FNMA 5.500%, 01/01/36 & 6.000%, 03/01/37, valued at $51,000,001) to be repurchased at $50,009,583	50,000	50,000,000
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $218,428,193 FNMA, rates ranging from 4.000% to 7.500%, maturities ranging from 06/01/18 to 05/01/38, valued at $117,289,883) to be repurchased at $115,012,600	114,990	114,990,081

TOTAL SECURITIES LENDING COLLATERAL		464,990,081

TOTAL INVESTMENTS - (100.0%) (Cost $2,071,851,713)		$1,922,853,634

See accompanying Notes to Financial Statements.

26

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (47.6%)
COMMON STOCKS — (47.5%)
#	ABB Grain, Ltd.	773,931	$7,833,003
#	ABC Learning Centres, Ltd.	575,970	849,055
*	Adacel Technologies, Ltd.	113,249	43,829
# *	Adamus Resources, Ltd.	532,491	269,666
	ADCorp Australia, Ltd.	229,411	79,959
	Adelaide Brighton, Ltd.	1,665,138	5,816,982
# *	Admiralty Resources NL	3,945,183	661,222
	Adtrans Group, Ltd.	32,808	128,538
# *	AED Oil, Ltd.	417,895	1,044,091
	Aevum, Ltd.	414,598	808,449
*	Agenix, Ltd.	707,478	54,206
# *	Aim Resources, Ltd.	4,675,484	402,627
*	Ainsworth Game Technology, Ltd.	393,653	43,361
#	AJ Lucas Group, Ltd.	228,401	1,418,774
# *	Alchemia, Ltd.	565,630	189,358
#	Alesco Corp., Ltd.	443,148	3,323,097
*	Alkane Resources, Ltd.	938,520	376,722
# *	Alliance Resources, Ltd.	1,027,029	1,328,574
*	Allied Medical, Ltd.	11,746	—
*	Altium, Ltd.	162,100	89,141
*	Amadeus Energy, Ltd.	819,137	470,044
	Amalgamated Holdings, Ltd.	382,671	2,012,792
	Amcom Telecommunications, Ltd.	1,135,725	206,263
	Ammtec, Ltd.	8,165	29,046
*	Andean Resources, Ltd.	1,541,141	2,757,625
*	Anglo Australian Resources NL	1,799,335	93,021
	Ansell, Ltd.	722,409	7,602,184
*	Antares Energy, Ltd.	627,352	102,105
# *	Anzon Australia, Ltd.	1,313,500	1,545,700
	AP Eagers, Ltd.	34,403	428,368
#	APA Group	1,802,626	4,965,887
	APN News & Media, Ltd.	515,874	1,993,051
*	Aquila Resources, Ltd.	675,796	10,515,139
# *	Arana Therapeutics, Ltd.	917,911	899,645
	ARB Corporation, Ltd.	311,295	1,234,755
*	ARC Energy, Ltd.	1,469,549	2,179,640
	Ariadne Australia, Ltd.	291,838	122,680
# *	Arrow Energy NL	2,791,043	9,043,466
	ASG Group, Ltd.	170,464	190,647
	Aspen Group	802,687	1,105,173
#	Astron, Ltd.	81,870	160,523

1

	Atlas Group Holding, Ltd.	469,001	188,251
#	Atlas South Sea Pearl, Ltd.	82,585	34,724
*	Aurora Oil and Gas, Ltd.	589,181	281,846
#	Ausdrill, Ltd.	680,074	1,689,589
	Ausmelt, Ltd.	44,782	59,045
#	Austal, Ltd.	679,358	2,092,683
# *	Austar United Communications, Ltd.	4,263,702	5,510,441
	Austereo Group, Ltd.	1,439,384	2,495,766
*	Austpac Resources NL	2,595,102	245,523
#	Australian Agricultural Co., Ltd.	964,393	2,966,940
#	Australian Infrastructure Fund	2,125,826	5,248,426
*	Australian Pharmaceutical Industries, Ltd.	1,073,604	1,092,497
*	Australian Worldwide Exploration, Ltd.	2,316,376	9,510,043
*	Auto Group, Ltd.	41,309	—
*	Autodom, Ltd.	173,083	12,910
	Automotive Holdings Group	171,487	403,483
# *	Autron Corporation, Ltd.	989,247	40,658
# *	Avexa, Ltd.	167,778	44,985
*	Aviva Corp., Ltd.	26,838	21,185
#	AVJennings, Ltd.	935,484	567,704
#	AWB, Ltd.	1,653,727	4,921,441
#	Babcock & Brown Communities, Ltd.	3,404,555	1,546,900
*	Ballarat South Gold, Ltd.	1,996	17,216
#	Bank of Queensland, Ltd.	646,449	9,850,425
	Beach Petroleum, Ltd.	4,858,687	7,773,939
*	Beaconsfield Gold NL	89,078	13,630
	Becton Property Group	759,888	1,278,746
# *	Bemax Resources, Ltd.	3,453,449	1,023,902
#	Bendigo Bank, Ltd.	1,002,163	13,540,297
# *	Bendigo Mining, Ltd.	2,274,874	641,130
	Beyond International, Ltd.	61,256	60,012
# *	Biota Holdings, Ltd.	940,673	904,252
#	Blackmores, Ltd.	69,580	1,237,102
*	Blina Diamonds, Ltd.	15,073	1,442
*	BMA Gold, Ltd.	710,924	12,934
#	Boom Logistics, Ltd.	859,852	756,533
*	Boulder Steel, Ltd.	1,667,795	239,329
# *	BQT Solutions, Ltd.	659,898	31,545
	Bradken, Ltd.	531,126	4,529,739
*	Breakaway Resporces. Ltd.	755,280	324,369
	Brickworks, Ltd.	112,099	1,158,309
	BSA, Ltd.	502,867	175,904
#	Cabcharge Australia, Ltd.	530,107	4,553,226
*	Calliden Group, Ltd.	633,393	254,396
	Campbell Brothers, Ltd.	233,818	6,786,460
*	Cape Range Wireless, Ltd.	59,688	1,141
# *	Capral Aluminium, Ltd.	743,515	211,827
#	Cardno, Ltd.	235,175	1,191,929
*	Carnarvon Petroleum, Ltd.	2,969,176	2,074,459
*	Carnegie Corp., Ltd.	935,760	237,270
*	Carpentaria Exploration, Ltd.	102,749	11,811
	Cash Converters International, Ltd.	1,086,054	275,327

2

# *	CBH Resources, Ltd.	3,882,884	1,076,838
*	CBH Resources, Ltd.	408,220	—
*	CDS Technologies, Ltd.	13,276	12,055
	CEC Group, Ltd.	181,927	104,306
	Cedar Woods Properties, Ltd.	92,313	291,627
*	Cellestis, Ltd.	395,742	969,066
*	Cellnet Group, Ltd.	216,083	65,104
# *	Centamin Egypt, Ltd.	2,123,131	2,708,129
#	Centennial Coal Co., Ltd.	1,503,586	7,331,312
*	Ceramic Fuel Cells, Ltd.	1,152,980	462,920
	Chandler Macleod, Ltd.	88,156	39,643
#	Charter Hall Group	1,590,378	2,214,300
*	Chemeq, Ltd.	166,742	13,228
# *	ChemGenex Pharmaceuticals, Ltd. (6273635)	576,457	477,620
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,755
*	Circadian Technologies, Ltd.	64,591	59,869
# *	Citigold Corp., Ltd.	3,315,377	935,627
#	City Pacific, Ltd.	664,428	438,608
# *	Cityview Corp., Ltd.	1,346,533	219,229
#	Clarius Group, Ltd.	260,229	383,252
*	Clinuvel Pharmaceuticals, Ltd.	1,128,482	430,804
#	Clive Peeters, Ltd.	23,012	14,725
# *	Clough, Ltd.	2,540,571	1,602,473
*	Clover Corp., Ltd.	269,348	30,913
*	CMI, Ltd.	81,810	76,583
*	CO2 Group, Ltd.	844,559	323,205
# *	Coal of Africa, Ltd.	541,885	2,097,019
#	Codan, Ltd.	142,942	95,656
#	Coffey International, Ltd.	555,260	1,311,437
#	Collection House, Ltd.	385,044	176,746
# *	Commander Communications, Ltd.	929,503	111,096
# *	Compass Resources NL	523,704	1,241,699
*	ComTel Corp., Ltd.	120,514	12,713
*	Coneco, Ltd.	27,850	586
#	ConnectEast Group	6,563,560	7,723,928
# *	Conquest Mining, Ltd.	1,039,761	507,218
	Consolidated Rutile, Ltd.	1,468,122	575,165
*	Coplex Resources NL	231,400	19,906
# *	Copperco, Ltd.	1,811,991	1,040,231
#	Corporate Express Australia, Ltd.	611,408	3,145,377
#	Count Financial, Ltd.	1,080,892	2,543,318
*	Coventry Group, Ltd.	136,019	252,370
	CP1, Ltd.	471,500	92,491
	CPI Group, Ltd.	68,585	25,238
#	Crane Group, Ltd.	318,130	4,230,991
	Credit Corp. Group, Ltd.	50,711	38,561
*	Crescent Gold, Ltd.	1,124,856	274,355
*	Croesus Mining NL	58,537	1,902
# *	CuDeco, Ltd.	419,252	1,743,438
# *	Cue Energy Resources, Ltd.	452,354	110,318
# *	Customers, Ltd.	5,543,725	556,322
*	Cytopia, Ltd.	187,724	53,883

3

	Danks Holdings, Ltd.	10,425	66,013
	Data#3, Ltd.	5,572	31,712
#	David Jones, Ltd.	2,494,873	8,740,484
# *	Deep Yellow, Ltd.	5,006,288	1,556,354
	Devine, Ltd.	824,548	748,766
*	Dioro Exploration NL	178,367	180,864
	DKN Financial Group, Ltd.	927	709
#	Dominion Mining, Ltd.	448,179	1,563,980
	Downer EDI, Ltd.	1,575,768	10,861,742
# *	Dragon Mining, Ltd.	1,665,100	152,510
*	Drillsearch Energy, Ltd.	4,394,338	252,157
#	DUET Group	2,740,293	8,517,222
#	Dyno Nobel, Ltd.	4,254,624	12,895,860
# *	Eastern Star Gas, Ltd.	2,538,208	1,870,096
*	Ellex Medical Lasers, Ltd.	162,000	78,686
#	Energy Developments, Ltd.	630,531	1,549,873
# *	Energy World Corp., Ltd.	4,711,617	5,681,995
*	engin, Ltd.	1,214,591	39,469
#	Envestra, Ltd.	3,655,056	2,533,953
	Envirozel, Ltd.	611,875	152,349
	Equigold NL	868,155	3,506,011
*	ERG, Ltd.	3,388,940	100,442
*	Espreon, Ltd.	178,000	59,529
	Euroz, Ltd.	4,019	14,446
# *	Falcon Minerals, Ltd.	595,369	193,459
#	Fantastic Holdings, Ltd.	363,333	1,122,975
	Felix Resources, Ltd.	776,216	17,158,663
*	Fig Tree Developments, Ltd.	20,365	720
*	First Australian Resources, Ltd.	1,464,976	168,071
#	FKP Property Group	1,187,789	4,501,329
#	Fleetwood Corp., Ltd.	219,800	2,048,202
#	Flight Centre, Ltd.	275,063	5,001,276
	Forest Enterprises Australia, Ltd.	1,513,062	752,407
*	Forge Group, Ltd.	170,828	130,557
#	Funtastic, Ltd.	678,385	428,012
*	Fusion Resources, Ltd.	7,950	4,865
	Futuris Corp., Ltd.	3,075,420	5,261,051
*	Gale Pacific, Ltd.	125,851	26,482
	Gazal Corp., Ltd.	104,542	197,399
*	Genetic Technologies, Ltd.	830,383	83,268
# *	Geodynamics, Ltd.	902,956	1,532,780
# *	Gindalbie Metals, Ltd.	1,817,381	2,871,250
# *	Giralia Resources NL	625,030	1,640,851
*	Glengarry Resources, Ltd.	768,955	88,205
*	Globe International, Ltd.	88,283	64,835
*	Golden Gate Petroleum, Ltd.	797,686	205,703
*	Goldsearch, Ltd.	423,975	34,474
	Goodman Fielder, Ltd.	1,840,000	3,081,080
	Gowing Bros., Ltd.	79,311	265,141
#	Graincorp, Ltd. Series A	248,113	2,771,203
# *	Grange Resources, Ltd.	451,979	691,011
#	GRD, Ltd.	868,801	980,415

4

#	Great Southern, Ltd.	1,499,033	2,087,299
#	GUD Holdings, Ltd.	333,245	2,809,615
#	Gunns, Ltd.	2,048,449	5,921,242
#	GWA International, Ltd.	1,012,287	2,730,835
	Hastie Group, Ltd.	509,307	1,538,749
*	Havilah Resources NL	280,570	451,629
#	Healthscope, Ltd.	1,043,521	4,520,612
*	Herald Resources, Ltd.	872,076	2,275,546
# *	Heron Resources, Ltd.	673,833	437,997
	HGL, Ltd.	103,827	182,657
# *	Highlands Pacific, Ltd.	2,651,500	317,159
#	Hills Industries, Ltd.	740,995	2,431,664
*	Horizon Oil, Ltd.	3,227,717	1,342,168
#	Housewares International, Ltd.	598,466	830,500
*	Hutchison Telecommunications (Australia), Ltd.	1,839,781	255,127
*	Hyro, Ltd.	1,500,097	80,281
# *	IBA Health Group, Ltd.	2,111,065	1,324,713
*	ICSGlobal, Ltd.	249,107	57,220
	IDT Australia, Ltd.	82,205	165,073
#	iiNet, Ltd.	500,339	876,304
#	Iluka Resources, Ltd.	1,969,862	6,942,631
	Imdex, Ltd.	812,684	1,360,240
*	Imugene, Ltd.	474,785	40,843
*	IMX Resources Mining NL	606,340	341,728
#	Independence Group NL	518,674	3,198,807
*	Independent Practitioner Network, Ltd.	457,414	105,028
*	Indo Mines, Ltd.	108,199	103,439
# *	Indophil Resources NL	1,738,038	1,862,503
#	Industrea, Ltd.	2,956,173	1,641,321
#	Infomedia, Ltd.	1,458,074	543,632
# *	Innamincka Petroleum, Ltd.	799,831	857,891
	Integrated Research, Ltd.	261,513	91,148
*	Intellect Holdings, Ltd.	48,362	1,664
*	Intermoco, Ltd.	2,462,900	44,771
# *	Intrepid Mines, Ltd.	622,389	202,391
*	Investika, Ltd.	3,500	7,210
	Invocare, Ltd.	489,256	3,134,199
#	IOOF Holdings, Ltd.	317,638	1,656,405
#	Iress Market Technology, Ltd.	467,059	2,922,025
*	Ixla, Ltd.	89,921	1,977
# *	Jabiru Metals, Ltd.	1,854,281	1,454,552
	JB Hi-Fi, Ltd.	456,439	4,240,860
*	Jumbuck Entertainment, Ltd.	7,000	3,846
	Just Group, Ltd.	729,200	2,720,474
	K&S Corp., Ltd.	153,380	434,069
#	Kagara, Ltd.	831,710	3,900,617
*	Keycorp, Ltd.	215,466	44,228
# *	Kings Minerals NL	1,634,196	358,931
# *	Kingsgate Consolidated, Ltd.	396,444	2,123,866
*	Lafayette Mining, Ltd.	1,963,956	28,157
*	Lakes Oil NL	11,368,868	65,314
*	Lednium, Ltd.	195,019	14,912

5

	Lemarne Corp., Ltd.	30,790	108,423
*	Leyshon Resources, Ltd.	103,357	42,347
*	Life Therapeutics, Ltd.	393,649	32,740
*	Lodestar Minerals, Ltd.	96,976	10,203
*	Longreach Group, Ltd.	92,007	1,760
	Lycopodium, Ltd.	45,700	172,515
# *	Lynas Corp., Ltd.	2,473,985	3,514,332
#	MacArthur Coal, Ltd.	750,573	14,115,994
#	MacMahon Holdings, Ltd.	2,663,027	4,410,411
*	Macmin Silver, Ltd.	2,087,514	219,507
#	Macquarie Communications Infrastructure Group	544,817	1,856,346
#	Macquarie Media Group, Ltd.	803,130	2,786,708
*	Macquarie Telecom Group, Ltd.	35,019	28,465
# *	Marion Energy, Ltd.	1,207,208	762,138
	Maryborough Sugar Factory, Ltd.	2,560	6,114
	MaxiTRANS Industries, Ltd.	851,039	544,937
# *	McGuigan Simeon Wines, Ltd.	528,112	897,487
	McMillan Shakespeare, Ltd	194,418	604,275
	McPherson’s, Ltd.	303,441	761,137
#	Melbourne IT, Ltd.	381,170	1,239,264
*	Mercury Mobility, Ltd.	232,538	29,800
#	Mermaid Marine Australia, Ltd.	671,857	1,028,050
*	Metabolic Pharmaceuticals, Ltd.	1,162,738	45,543
# *	Metal Storm, Ltd.	2,280,892	133,119
	MFS Living and Leisure Group	312,226	17,303
*	Midwest Corp., Ltd.	926,668	6,258,326
*	Mikoh Corp., Ltd.	611,820	222,513
#	Mincor Resources NL	966,747	2,979,558
# *	Mineral Deposits, Ltd.	1,817,366	1,588,908
	Mitchell Communications Group, Ltd.	1,143,213	711,013
# *	Molopo Australia, Ltd.	738,668	1,082,122
#	Monadelphous Group, Ltd.	375,483	4,733,576
*	Morning Star Gold NL	25,000	5,864
#	Mortgage Choice, Ltd.	722,000	714,553
*	Mosaic Oil NL	2,081,400	328,181
*	Mount Gibson Iron, Ltd.	3,182,221	9,961,662
# *	Murchison Metals, Ltd.	1,501,421	5,952,910
# *	Murchison United NL	850,000	105,598
*	MXL, Ltd.	2,132,080	20,378
#	MYOB, Ltd.	1,540,742	2,062,135
	Namoi Cotton Cooperative, Ltd.	196,490	73,249
	Nassau County, New York Water	507,262	147,930
	National Can Industries, Ltd.	97,017	154,335
#	Navitas, Ltd.	1,153,075	2,294,187
	New Hope Corp., Ltd.	3,679,696	18,064,637
# *	Nexus Energy, Ltd.	2,385,311	4,247,948
# *	Nido Petroleum, Ltd.	3,907,766	1,907,771
*	North Australian Diamonds, Ltd.	3,646,488	52,356
# *	Novogen, Ltd.	391,594	591,917
	Nufarm, Ltd.	424,178	6,837,773
*	NuSep, Ltd.	17,442	1,919
# *	Nylex, Ltd.	173,801	98,115

6

#	Oakton, Ltd.	386,916	1,373,438
*	Orbital Corp., Ltd.	2,045,099	312,892
#	OrotonGroup, Ltd.	79,968	259,061
	Over Fifty Group, Ltd.	38,567	55,345
	Pacific Brands, Ltd.	2,599,981	5,276,857
# *	Pan Pacific Petroleum NL	2,658,114	712,528
# *	PanAust, Ltd.	7,257,513	7,391,171
	Paperlinx, Ltd.	2,219,854	4,800,725
*	Payce Consolidated, Ltd.	29,670	73,733
#	Peet, Ltd.	995,660	2,464,634
#	Perilya, Ltd.	921,802	692,103
#	Perpetual Trustees Australia, Ltd.	55,000	2,710,279
*	Petra Diamonds, Ltd.	65,193	234,915
# *	Petsec Energy, Ltd.	702,084	699,192
# *	Pharmaxis, Ltd.	708,984	1,180,126
#	Photon Group, Ltd.	270,932	1,049,971
*	Planet Gas, Ltd.	735,200	95,152
*	Plantcorp NL	4,329	—
# *	Platinum Australia, Ltd.	866,470	2,368,581
#	PMP, Ltd.	1,967,166	1,881,897
*	Polartechnics, Ltd.	475,707	66,017
#	Port Bouvard, Ltd.	726,582	510,705
*	Portman, Ltd.	622,748	10,422,386
# *	Poseidon Nickel, Ltd.	670,939	587,452
	PPK Group, Ltd.	99,965	75,853
*	Prana Biotechnology, Ltd.	195,424	79,589
	Primary Health Care, Ltd.	794,538	4,635,982
#	Prime Media Group, Ltd.	421,327	1,210,177
# *	Progen Pharmaceuticals, Ltd.	190,880	246,464
#	Programmed Maintenance Service, Ltd.	434,830	2,012,204
# *	pSvida, Ltd.	2,723,455	345,243
# *	Queensland Gas Co., Ltd.	70,000	410,663
#	Ramsay Health Care, Ltd.	505,098	5,304,475
	Raptis Group, Ltd.	12,000	11,126
#	RCR Tomlinson, Ltd.	594,680	463,151
#	Reckon, Ltd.	141,500	167,736
	Redflex Holdings, Ltd.	370,671	1,077,650
#	Reece Australia, Ltd.	244,737	5,332,042
*	Renison Consolidated Mines NL	1,364,371	35,238
*	Repcol, Ltd.	554,848	53,033
# *	Resolute Mining, Ltd.	1,474,032	3,596,533
	Reverse Corp., Ltd.	236,664	373,276
#	Ridley Corp., Ltd.	1,264,597	1,715,842
*	Riversdale Mining, Ltd.	789,786	8,165,757
# *	Roc Oil Co., Ltd.	1,623,511	3,732,471
	Rock Building Society, Ltd.	25,912	85,051
	Ross Human Directions, Ltd.	143,511	68,592
#	Ruralco Holdings, Ltd.	71,953	302,461
#	SAI Global, Ltd.	678,767	1,752,138
*	Salinas Energy, Ltd.	888,265	373,903
	Sally Malay Mining, Ltd.	921,464	4,227,910
#	Salmat, Ltd.	781,249	2,838,397

7

*	Samson Oil & Gas, Ltd.	677,329	107,082
	Schaffer Corp., Ltd.	33,766	255,284
	SDI, Ltd.	374,482	100,356
#	Seek, Ltd.	819,598	4,259,138
#	Select Harvests, Ltd.	185,462	1,126,921
# *	Senetas Corp., Ltd.	1,846,596	81,252
#	Servcorp, Ltd.	307,250	1,204,283
#	Service Stream, Ltd.	901,843	1,077,949
	Seven Network, Ltd.	293,420	2,526,346
*	Shield Mining, Ltd.	72,292	10,018
#	Sigma Pharmaceuticals, Ltd.	3,412,180	4,032,895
# *	Silex System, Ltd.	590,711	4,044,784
# *	Sino Gold Mining, Ltd.	886,582	4,795,235
# *	Sino Strategic International, Ltd.	130,864	125,075
*	Sipa Resources International N.L.	250,000	18,396
*	Sirtex Medical, Ltd.	216,786	789,280
#	Skilled Group, Ltd.	419,400	1,307,124
#	SMS Management & Technology, Ltd.	292,441	1,371,164
*	Southern Pacific Petroleum Nl	27,949	—
	SP Telemedia, Ltd.	1,669,898	399,072
	Specialty Fashion Group, Ltd.	807,082	759,871
# *	Sphere Investments, Ltd. (6162272)	560,515	1,941,097
*	Sphere Investments, Ltd. (B1X1CW2)	7,555	—
#	Spotless Group, Ltd.	953,547	2,774,072
*	ST Synergy, Ltd.	33,420	9,263
# *	St. Barbara, Ltd.	3,302,450	1,925,551
	Staging Connections Group, Ltd.	307,232	88,045
*	Starpharma Holdings, Ltd.	497,958	156,903
	Straits Resources, Ltd.	897,132	6,694,269
*	Strategic Minerals Corp. NL	358,100	18,162
	Structural Systems, Ltd.	177,188	457,463
	Stuart Petroleum, Ltd.	201,731	249,703
#	STW Communications Group, Ltd.	1,308,098	2,681,127
# *	Sundance Resources, Ltd.	5,993,157	2,151,463
#	Sunland Group, Ltd.	871,391	2,202,604
	Super Cheap Auto Group, Ltd.	734,658	2,173,775
*	Symex Holdings, Ltd.	355,611	135,884
	Talent2 International, Ltd.	474,826	658,213
# *	Tamaya Resources, Ltd.	5,021,812	503,656
*	Tandou, Ltd.	10,230	1,906
*	Tap Oil, Ltd.	721,216	1,328,596
#	Tassal Group, Ltd.	530,825	1,580,829
	Technology One, Ltd.	1,346,767	1,203,901
#	Ten Network Holdings, Ltd.	2,220,272	4,463,460
	TFS Corp., Ltd.	863,417	925,187
	Thakral Holdings Group	2,562,142	2,166,861
	The Reject Shop, Ltd.	114,737	1,119,562
#	Timbercorp, Ltd.	1,623,429	1,552,230
*	TNG, Ltd.	577,349	74,480
*	Tooth & Co., Ltd.	153,000	11,333
	Tower Australia Group, Ltd.	1,413,642	3,952,354
# *	Tox Free Solutions, Ltd.	303,107	539,362

8

#	Transfield Services, Ltd.	502,277	4,493,389
#	Troy Resources NL	269,313	605,259
	Trust Co., Ltd.	80,260	836,155
*	Unilife Medical Solutions, Ltd.	544,389	143,104
*	Union Resources, Ltd.	1,290,000	19,757
#	United Group, Ltd.	468,000	5,928,905
#	UXC, Ltd.	898,950	1,104,752
# *	Ventracor, Ltd.	1,048,486	346,177
*	View Resources, Ltd.	1,283,369	159,464
#	Village Roadshow, Ltd.	609,437	1,530,972
#	Virgin Blue Holdings, Ltd.	905,222	597,726
#	Vision Group Holdings, Ltd.	312,902	595,135
	Washington H. Soul Pattinson & Co., Ltd.	27,451	264,026
#	Watpac, Ltd.	483,685	1,049,444
#	Wattyl, Ltd.	423,342	564,215
	Webjet, Ltd.	373,212	499,249
	Webster, Ltd.	150,895	202,801
*	Wedgetail Mining, Ltd.	904,454	85,578
*	Wentworth Holdings, Ltd.	316,666	27,224
#	West Australian Newspapers Holdings, Ltd.	311,445	2,816,301
# *	Western Areas NL	694,336	6,684,792
#	WHK Group, Ltd.	1,156,359	1,382,544
#	Wide Bay Australia, Ltd.	54,518	550,872
	Willmott Forests, Ltd.	51,672	69,284
# *	Windimurra Vanadium, Ltd.	537,429	1,497,073
*	Zinc Co. Australia, Ltd.	60,894	8,719
TOTAL COMMON STOCKS			705,051,401

PREFERRED STOCKS — (0.1%)
	Village Roadshow, Ltd. Series A	334,417	735,251

RIGHTS/WARRANTS — (0.0%)
*	Ballarat South Gold, Ltd. Warrants	6,458	—
*	Carpentaria Exploration, Ltd. Rights 06/23/08	51,374	—
*	ChemGenex Pharmaceuticals, Ltd. Rights 02/08/12	14,656	6,304
*	Chrome Corp., Ltd. Options 09/30/09	1,600	12
*	Cluff Resources Pacific NL Options 11/30/08	303,915	871
*	Havilah Resources NL Warrants 04/30/10	2,017	1,446
*	Mosaic Oil NL Options 05/31/09	94,609	4,521
*	Sino Gold Mining, Ltd. Rights 12/18/08	116,670	184,976
TOTAL RIGHTS/WARRANTS			198,130

TOTAL — AUSTRALIA			705,984,782

CHINA — (0.0%)
COMMON STOCKS — (0.0%)
	China Shineway Pharmaceutical Group, Ltd.	968,800	720,793

9

HONG KONG — (12.8%)
COMMON STOCKS — (12.8%)
	ABC Communications (Holdings), Ltd.	930,000	97,720
	Aeon Credit Service (Asia) Co., Ltd.	740,000	736,111
	Aeon Stores (Hong Kong) Co., Ltd.	234,000	460,307
	Alco Holdings, Ltd.	1,468,000	434,856
	Allan International Holdings	592,000	107,497
#	Allied Group, Ltd.	683,200	2,899,904
	Allied Properties, Ltd.	10,756,000	2,125,013
*	A-Max Holdings, Ltd.	1,650,000	152,535
*	Applied Development Holdings, Ltd.	1,243,000	64,207
*	APT Satellite Holdings, Ltd.	850,000	179,484
	Arts Optical International Holdings	730,000	281,479
	Asia Commercial Holdings, Ltd.	131,040	13,794
#	Asia Financial Holdings, Ltd.	2,600,908	1,164,596
	Asia Satellite Telecommunications Holdings, Ltd.	982,500	1,701,033
	Asia Standard Hotel	26,194,087	292,469
	Asia Standard International Group, Ltd.	24,409,324	457,301
*	Asia TeleMedia, Ltd.	2,832,000	36,290
*	Asian Union New Media Group, Ltd.	33,420,000	553,788
*	Associated International Hotels	974,000	2,583,140
	Automated Systems Holdings, Ltd.	340,000	88,095
*	B.A.L. Holdings, Ltd.	243	2
#	Beijing Development (Hong Kong), Ltd.	166,000	59,643
*	Bossini International Holdings, Ltd.	3,871,500	181,302
# *	Burwill Holdings, Ltd.	2,553,200	126,186
#	Cafe de Coral Holdings, Ltd.	1,440,000	2,877,260
*	Capital Estate, Ltd.	28,570,000	322,140
	Capital Strategic Investment, Ltd.	13,882,500	507,781
	CASH Financial Services Group, Ltd.	119,565	45,197
# *	Casil Telecommunications Holdings, Ltd.	1,988,000	183,828
# *	CATIC International Holdings, Ltd.	5,332,000	198,546
	CCT Telecom Holdings, Ltd.	1,724,970	256,677
*	Celestial Asia Securities Holdings, Ltd.	1,719,054	125,805
#	Century City International	43,326,000	644,204
	Champion Technology Holdings, Ltd.	4,373,456	679,636
	Chen Hsong Holdings, Ltd.	1,576,000	719,671
	Cheuk Nang (Holdings), Ltd.	497,472	319,062
	Chevalier International Holdings, Ltd.	733,482	649,732
	Chevalier Pacific Holdings, Ltd.	355,250	83,380
*	China Best Group Holding, Ltd.	15,166,000	252,977
*	China Digicontent Co., Ltd.	2,710,000	3,473
*	China Electronics Corp. Holdings Co., Ltd.	890,250	223,845
*	China Grand Forestry Resources Group, Ltd.	19,854,000	1,960,817
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	166,390
*	China Investments Holdings, Ltd.	210,000	9,183
#	China Metal International Holdings, Ltd.	2,844,000	656,773
*	China Motion Telecom International, Ltd.	5,080,000	195,705
	China Motor Bus Co.	74,000	578,446
# *	China Oil & Gas Group, Ltd.	1,573,200	90,906
*	China Properties Investment Holdings, Ltd.	880,000	45,742
# *	China Renji Medical Group, Ltd.	26,682,000	339,014

10

	China Resources Logic, Ltd.	708,600	707,372
*	China Rise International Holdings, Ltd.	2,988,000	66,053
*	China Sciences Conservational Power, Ltd.	210,400	19,412
*	China Sci-Tech Holdings, Ltd.	28,646,600	415,740
# *	China Seven Star Shopping, Ltd.	12,410,000	219,771
# *	China Solar Energy Holdings, Ltd.	11,802,905	530,253
*	China Star Entertainment, Ltd.	66,043	3,390
*	China Timber Resources Group, Ltd.	17,751,680	278,317
# *	China WindPower Group, Ltd.	183,400	13,649
#	China Wireless Technologies, Ltd.	5,152,000	469,725
*	China Yunnan Tin Minerals Group	6,088,000	319,761
*	China Zenith Chemical Group, Ltd.	8,037,500	485,004
	China Zirconium, Ltd.	1,164,000	198,746
# *	Chinese People Holdings Co., Ltd.	8,960,000	245,564
	Chinney Investments, Ltd.	1,144,000	130,612
#	Chong Hing Bank, Ltd.	1,137,000	3,207,757
	Chow Sang Sang Holdings	1,477,680	1,747,591
	Chu Kong Shipping Development	1,584,000	265,901
	Chuang’s China Investments, Ltd.	3,082,500	202,001
	Chuang’s Consortium International, Ltd.	3,558,930	458,842
#	Chun Wo Development Holdings, Ltd.	2,002,926	262,264
	Chung Tai Printing Holdings, Ltd.	14,710,000	430,706
	City e-Solutions, Ltd.	186,000	25,544
	City Telecom, Ltd.	1,434,849	371,403
# *	Clear Media, Ltd.	1,135,000	995,999
*	Climax International Co., Ltd.	40,700	1,027
*	CNT Group, Ltd.	3,182,693	89,940
	Coastal Greenland, Ltd.	6,588,000	906,268
	COL Capital, Ltd.	553,240	325,396
*	Compass Pacific Holdings, Ltd.	1,248,000	30,038
	Computer & Technologies Holdings, Ltd.	432,000	52,741
	Continental Holdings, Ltd.	98,825	22,248
	Convenience Retail Asia, Ltd.	64,000	19,006
#	Coslight Technology International Group, Ltd.	1,134,000	607,596
	Cosmos Machinery Enterprises, Ltd.	1,616,400	147,051
#	Cross-Harbour Holdings, Ltd.	591,520	499,707
*	CSMC Technologies Corp.	12,754,800	498,983
*	Culturecom Holdings, Ltd.	12,299,000	200,321
	Daisho Microline Holdings, Ltd.	1,236,000	130,884
*	Dan Form Holdings Co., Ltd.	2,866,600	268,620
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	187,802
	Dickson Concepts International, Ltd.	850,630	642,799
*	Dragon Hill Wuling Automobile	112,500	21,060
# *	DVN Holdings, Ltd.	2,398,516	218,695
*	Dynamic Global Holdings, Ltd.	3,522,000	48,861
	Dynamic Holdings, Ltd.	384,000	127,889
	Eagle Nice (International) Holdings, Ltd.	238,000	52,839
#	EcoGreen Fine Chemical Group	1,112,000	399,341
*	Eforce Holdings, Ltd.	3,480,000	209,976
# *	EganaGoldpfeil Holdings, Ltd.	4,121,757	348,590
*	E-Kong Group, Ltd.	620,000	54,885
	Emperor Capital Group, Ltd.	749,672	75,018

11

#	Emperor Entertainment Hotel, Ltd.	2,410,000	541,030
	Emperor International Holdings, Ltd.	4,076,360	1,568,711
*	Enerchina Holdings, Ltd.	3,068,800	114,164
*	ENM Holdings, Ltd.	3,816,000	166,519
	EPI (Holdings), Ltd.	157,951	6,090
# *	eSun Holdings, Ltd.	3,251,400	854,744
# *	Extrawell Pharmaceutical Holdings, Ltd.	5,700,000	1,438,896
*	Ezcom Holdings, Ltd.	72,576	446
#	Fairwood Holdings, Ltd.	316,600	353,750
#	Far East Consortium	4,398,517	1,488,845
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	—
	First Natural Foods Holdings, Ltd.	2,365,000	248,784
	First Sign International Holdings, Ltd.	1,424,000	384,663
#	Fong’s Industries Co., Ltd.	1,470,000	764,892
*	Forefront Group, Ltd.	987,000	25,266
*	Foundation Group, Ltd.	5,675,000	342,151
	Fountain Set Holdings, Ltd.	2,150,000	391,723
	Four Seas Food Investment Holdings, Ltd.	202,184	31,695
	Four Seas Mercantile Holdings, Ltd.	592,000	212,407
*	Frasers Property China, Ltd.	16,477,000	581,552
*	Freeman Corp., Ltd.	1,338,849	75,648
#	Fubon Bank Hong Kong, Ltd.	2,338,000	2,330,602
*	Fujian Holdings, Ltd.	237,800	29,928
	Fujikon Industrial Holdings, Ltd.	912,000	234,210
# *	Fushan International Energy Group, Ltd.	5,614,000	3,444,348
*	Genesis Energy Holdings, Ltd.	8,175,000	362,838
#	Get Nice Holdings, Ltd.	5,970,000	444,195
	Giordano International, Ltd.	4,322,000	1,811,562
*	Global Green Tech Group, Ltd.	2,807,600	493,630
*	Global Tech (Holdings), Ltd.	5,612,000	43,965
#	Glorious Sun Enterprises, Ltd.	2,756,000	1,397,220
	Gold Peak Industries (Holdings), Ltd.	1,059,250	157,433
*	Golden Harvest Entertainment (Holdings), Ltd.	195,400	92,643
	Golden Resorts Group, Ltd.	16,420,000	663,961
	Golden Resources Development International, Ltd.	2,848,500	219,622
*	Gold-Face Holdings, Ltd.	2,003,600	—
	Goldlion Holdings, Ltd.	2,343,000	670,724
	Golik Holdings, Ltd.	930,500	34,652
*	GR Vietnam Holdings, Ltd.	620,000	21,110
#	Grande Holdings, Ltd.	882,000	220,492
	Group Sense (International), Ltd.	2,448,000	83,192
	Guangnan Holdings, Ltd.	1,779,600	319,796
	Hang Fung Gold Technology, Ltd.	1,980,482	507,367
	Hang Ten Group Holdings, Ltd.	1,705,850	150,964
	Hanny Holdings, Ltd.	7,440,000	139,422
# *	Hans Energy Co., Ltd.	7,556,000	446,246
	Harbour Centre Development, Ltd.	593,000	933,500
*	Heng Tai Consumables Group, Ltd.	3,173,000	540,958
# *	Hi Sun Technology (China), Ltd.	4,959,000	763,506
	High Fashion International, Ltd.	268,000	102,112
#	HKR International, Ltd.	3,715,936	2,362,604
#	Hon Kwok Land Investment Co., Ltd	1,132,535	377,684

12

*	Honesty Treasure International Holdings, Ltd.	6,280,000	298,311
*	Hong Fok Land, Ltd.	1,210,000	1,550
	Hong Kong Catering Management, Ltd.	542,796	63,335
#	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	780,032
*	Hong Kong Parkview Group, Ltd.	1,130,000	218,400
	Hongkong Chinese, Ltd.	3,320,000	549,608
	Hop Fung Group Holdings, Ltd.	888,000	201,504
*	Hop Hing Holdings, Ltd.	660,265	52,456
	Hsin Chong Construction Group, Ltd.	1,569,658	392,664
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	430,632
	Huafeng Group Holdings, Ltd.	1,571,220	72,512
# *	Hualing Holdings, Ltd.	12,708,000	685,436
	Hung Hing Printing Group, Ltd.	1,603,275	413,190
	Hutchison Harbour Ring, Ltd.	16,156,000	1,492,124
*	Hycomm Wireless, Ltd.	4,709,000	31,419
#	I.T., Ltd.	2,734,000	824,205
	I-Cable Communications, Ltd.	4,440,000	649,073
*	IDT International, Ltd.	6,240,183	276,176
*	Imagi International Holdings, Ltd.	3,037,000	315,343
#	Integrated Distribution Services Group, Ltd.	775,000	1,903,249
*	Interchina Holdings Co., Ltd.	32,405,000	316,073
	IPE Group, Ltd.	1,740,000	234,447
	ITC Corp., Ltd.	5,774,585	270,551
*	ITC Properties Group, Ltd.	5,460,920	133,773
	Jinhui Holdings Co., Ltd.	1,348,000	894,878
	Jiuzhou Development Co., Ltd.	2,632,000	192,762
	Joyce Boutique Holdings, Ltd.	1,530,000	47,121
*	Junefield Department Store Group, Ltd.	256,000	7,551
#	K Wah International Holdings, Ltd.	5,799,405	2,755,083
*	Kai Yuan Holdings, Ltd.	3,640,000	86,482
	Kantone Holdings, Ltd.	8,206,742	610,948
# *	Karl Thomson Holdings, Ltd.	1,238,000	271,886
	Karrie International Holdings, Ltd.	1,433,600	132,353
	Keck Seng Investments	924,600	640,696
	Kee Shing Holdings	886,000	105,199
	Kin Yat Holdings, Ltd.	586,000	127,795
	King Fook Holdings	1,000,000	101,393
*	King Pacific International Holdings, Ltd.	1,404,200	21,952
#	Kingdee International Software Group Co., Ltd.	2,552,000	678,009
	Kingmaker Footwear Holdings, Ltd.	1,476,955	179,857
*	Kong Sun Holdings, Ltd.	2,198,000	7,041
*	KPI Co., Ltd.	396,000	20,265
	KTP Holdings, Ltd.	560,400	55,072
	Kwoon Chung Bus Holdings, Ltd.	556,000	79,814
	Lai Fung Holdings, Ltd.	18,003,000	481,644
*	Lai Sun Development Co., Ltd.	36,841,000	641,451
*	Lai Sun Garment International, Ltd.	4,010,000	223,445
	Lam Soon (Hong Kong), Ltd.	302,310	186,019
	Le Saunda Holdings, Ltd.	1,424,000	180,749
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,960
	Lee & Man Holdings, Ltd.	1,780,000	372,084
	Lerado Group Holding Co.	1,602,000	143,903

13

	Lippo, Ltd.	1,171,760	645,553
	Liu Chong Hing Investment, Ltd.	829,200	1,067,379
	Luen Thai Holdings, Ltd.	1,345,000	156,929
	Luk Fook Holdings (International), Ltd.	1,192,000	830,430
#	Luks Industrial Group, Ltd.	1,301,555	1,020,791
*	Lung Cheong International Holdings, Ltd.	2,426,000	104,402
#	Lung Kee (Bermuda) Holdings, Ltd.	1,631,875	788,500
*	M Dream Inworld, Ltd.	305	9
*	Macau Success, Ltd.	5,560,000	841,276
	MACRO-LINK International Holdings, Ltd.	1,036,250	110,306
#	Magnificent Estates	12,744,000	374,031
	Mainland Headwear Holdings, Ltd.	765,600	125,471
	Man Yue International Holdings, Ltd.	1,084,000	217,316
	Matrix Holdings, Ltd.	1,033,129	115,286
	Matsunichi Communications Holdings, Ltd.	1,914,000	1,580,983
	Mei Ah Entertainment Group, Ltd.	1,732,000	113,726
	Melbourne Enterprises	45,500	370,164
	Midas International Holdings, Ltd.	774,000	30,757
#	Midland Holdings, Ltd.	2,510,000	2,402,474
#	Min Xin Holdings	1,137,200	610,659
# *	Minmetals Holdings, Ltd.	1,780,000	371,789
#	Miramar Hotel & Investment	788,000	1,148,754
*	Moulin Global Eyecare Holdings	699,274	—
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	376,979
*	Nan Hai Corp., Ltd.	129,572,743	1,347,927
	Nanyang Holdings	137,500	314,966
	National Electronics Holdings	2,156,000	176,994
#	Natural Beauty Bio-Technology, Ltd.	4,980,000	1,323,823
	New Century Group Hong Kong, Ltd.	12,715,680	239,807
*	New Island Printing Holdings	176,000	13,532
*	New Smart Energy Group, Ltd.	432,800	7,883
*	New World Mobile Holdings, Ltd.	22,140	17,569
	Next Media, Ltd.	6,236,000	2,721,148
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	84,233
	Norstar Founders Group, Ltd.	3,256,000	868,721
*	Orient Power Holdings, Ltd.	804,000	19,369
	Oriental Press Group	6,256,000	1,034,616
	Oriental Watch Holdings	610,000	271,593
#	Pacific Andes International Holdings, Ltd.	4,743,970	900,674
	Pacific Century Premium Developments, Ltd.	6,470,000	2,321,747
	Paliburg Holdings, Ltd.	23,488,300	620,513
*	Paradise Entertainment, Ltd.	3,969,000	46,392
	Paul Y Engineering Group, Ltd.	67,212	11,467
#	Peace Mark Holdings, Ltd.	2,738,022	3,164,119
*	Pearl Oriental Innovation, Ltd.	775,200	107,138
	Pegasus International Holdings, Ltd.	226,000	40,435
#	Pico Far East Holdings, Ltd.	3,864,000	625,001
#	Playmates Holdings, Ltd.	504,700	294,628
# *	Playmates Toys Ltd	504,700	21,342
*	PME Group, Ltd.	950,000	63,423
	Pokfulam Development Co., Ltd.	234,000	190,334
*	Pokphand (C.P.) Co., Ltd.	5,970,000	267,502

14

*	Polyard Petroleum International	1,220,000	22,424
	Ports Design, Ltd.	867,500	2,674,675
*	Premium Land, Ltd.	990,000	83,705
#	Prime Success International Group, Ltd.	4,538,000	2,765,490
	Proview International Holdings, Ltd.	1,584,884	128,158
#	Public Financial Holdings, Ltd.	2,462,000	2,102,085
#	PYI Corp., Ltd.	4,482,477	879,488
*	Pyxis Group, Ltd.	1,936,000	77,238
#	Qin Jia Yuan Media Services Co., Ltd.	1,414,392	945,090
*	QPL International Holdings, Ltd.	2,009,000	72,172
	Quality Healthcare Asia, Ltd.	478,995	180,543
	Raymond Industrial, Ltd.	675,400	86,655
	Regal Hotels International Holdings, Ltd.	28,918,000	1,575,527
	Rivera Holdings, Ltd.	5,710,000	223,503
*	Riverhill Holdings, Ltd.	4,072	56
#	Road King Infrastructure, Ltd.	1,718,000	1,898,249
	Roadshow Holdings, Ltd.	1,456,000	128,937
	Royale Furniture Holdings, Ltd.	550,000	88,887
	S.A.S. Dragon Holdings, Ltd.	1,456,000	184,674
#	Sa Sa International Holdings, Ltd.	2,768,000	1,148,585
	Safety Godown Co., Ltd.	408,000	275,297
	Samson Paper Holdings, Ltd.	666,000	110,322
*	San Miguel Brewery	612,800	137,616
*	Sanyuan Group, Ltd.	415,000	7,977
	Sea Holdings, Ltd.	1,138,000	761,259
*	SEEC Media Group, Ltd.	2,550,000	134,165
*	Shanghai Allied Cement, Ltd.	1,402,080	187,521
*	Shanghai Zenghai Property, Ltd.	14,702,000	472,239
#	Shaw Brothers Hong Kong, Ltd.	756,000	2,034,090
#	Shell Electric Manufacturing Co., Ltd.	1,254,172	789,794
#	Shenyin Wanguo, Ltd.	1,212,500	972,162
# *	Shougang Concord Century Holdings, Ltd.	3,916,000	327,079
*	Shougang Concord Grand (Group), Ltd.	2,451,000	195,091
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	325,166
#	Shui On Construction & Materials, Ltd.	720,000	1,867,701
*	Shun Ho Resources Holdings, Ltd.	483,000	95,340
*	Shun Ho Technology Holdings, Ltd.	1,037,452	141,102
	Silver Grant International	5,033,000	909,870
	Sincere Co., Ltd.	505,500	27,184
	Sing Tao News Corp., Ltd.	1,842,000	271,343
#	Singamas Container Holdings, Ltd.	1,838,000	589,751
	Sino Biopharmaceutical, Ltd.	5,880,000	1,260,651
*	Sino Gas Group, Ltd.	3,277,600	85,098
*	Sinocan Holdings, Ltd.	350,000	1,749
*	Sino-i Technology, Ltd.	51,703,158	536,489
# *	Skyfame Realty Holdings, Ltd.	2,737,750	350,561
	Smartone Telecommunications Holdings, Ltd.	1,313,000	1,336,585
*	SMI Publishing Group, Ltd.	250,511	482
#	Solomon Systech International, Ltd.	9,330,000	538,632
	South China (China), Ltd.	5,620,000	374,343
	South China Financial Holdings, Ltd.	4,872,000	77,599
	Southeast Asia Properties & Finance, Ltd.	263,538	69,229

15

	Starlight International Holdings	1,903,792	170,891
	Stelux Holdings International, Ltd.	1,307,702	157,606
	Styland Holdings, Ltd.	101,808	287
	Sun Hing Vision Group Holdings, Ltd.	358,000	192,621
	Sunway International Holdings, Ltd.	866,000	35,030
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	129,771
	Symphony Holdings, Ltd.	4,305,000	292,628
#	Tack Fat Group	4,448,000	381,870
#	Tai Cheung Holdings	1,837,000	1,100,297
#	Tai Fook Securities Group, Ltd.	1,756,000	789,459
	Tai Sang Land Development, Ltd.	576,984	293,208
# *	Tak Shun Technology Group, Ltd.	24,016,000	357,730
	Tak Sing Alliance Holdings	2,909,865	526,668
	Tan Chong International, Ltd.	1,212,000	361,639
*	TCC International Holdings, Ltd.	1,691,789	1,351,348
*	Technology Venture Holdings, Ltd.	586,000	14,772
#	Techtronic Industries Co., Ltd.	4,788,500	4,577,613
*	Termbray Industries International	2,304,900	334,092
	Tern Properties	61,200	33,173
	Texhong Textile Group, Ltd.	1,930,000	234,852
	Texwinca Holdings, Ltd.	3,428,000	2,769,289
*	The Sun’s Group, Ltd.	25,506	7,258
#	Tian An China Investments	3,975,430	2,957,379
	Tian Teck Land	1,098,000	1,182,053
*	Titan Petrochemicals Group, Ltd.	11,740,000	482,018
*	Tomorrow International Holdings, Ltd.	1,296,420	43,275
#	Tongda Group Holdings, Ltd.	8,210,000	268,599
#	Top Form International, Ltd.	2,760,000	208,815
*	Topsearch International (Holdings), Ltd.	234,000	8,257
	Tristate Holdings, Ltd.	188,000	49,218
#	Truly International Holdings	1,096,000	1,320,993
	Tungtex (Holdings) Co., Ltd.	910,000	228,184
	Tysan Holdings, Ltd.	1,040,773	134,620
*	United Power Investment, Ltd.	5,696,000	218,963
	Upbest Group, Ltd.	3,280,000	302,977
*	U-Right International Holdings, Ltd.	4,746,000	111,487
	USI Holdings, Ltd.	1,452,999	803,430
	Van Shung Chong Holdings, Ltd.	359,335	36,812
	Varitronix International, Ltd.	1,093,293	697,773
	Vedan International (Holdings), Ltd.	640,000	48,435
	Veeko International Holdings, Ltd.	1,532,981	49,654
#	Victory City International Holdings	1,839,457	514,613
*	Vital Biotech Holdings, Ltd.	470,000	18,991
#	Vitasoy International Holdings, Ltd.	2,805,000	1,320,288
# *	VODone, Ltd.	3,374,000	264,616
# *	Vongroup, Ltd.	10,865,000	431,897
	VST Holdings, Ltd.	2,202,000	461,117
	Vtech Holdings, Ltd.	495,000	2,922,652
	Wah Ha Realty Co., Ltd.	278,600	90,940
	Wai Kee Holdings, Ltd.	2,057,738	541,711
	Wang On Group, Ltd.	12,416,460	130,688
*	Warderly International Holdings, Ltd.	520,000	31,984

16

*	Willie International Holdings, Ltd.	17,190,400	222,728
*	Winfoong International, Ltd.	1,210,000	28,839
	Wing On Co. International, Ltd.	802,000	1,556,696
	Wing Shan International	896,000	59,765
	Wong’s International (Holdings), Ltd.	737,641	64,800
	Wong’s Kong King International (Holdings), Ltd.	120,000	15,401
*	Wonson International Holdings, Ltd.	21,880,000	438,988
*	Xpress Group, Ltd.	3,464,000	75,066
	Y. T. Realty Group, Ltd.	965,000	177,484
	Yangtzekiang Garment, Ltd.	607,500	150,306
*	Yaohan International Holdings	974,000	—
	Yau Lee Holdings, Ltd.	534,000	80,856
	YGM Trading	284,000	194,932
	Yip’s Chemical Holdings, Ltd.	1,176,000	808,046
	Yugang International, Ltd.	23,540,000	417,076
*	Yunnan Enterprises Holdings, Ltd.	240,000	20,027
TOTAL COMMON STOCKS			189,394,876

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	153,013
*	Asia Standard Hotel Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Rights 08/27/08	3,470,259	—
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	3,003
*	China Best Group Holding, Ltd. Rights 06/13/08	7,583,000	53,611
*	Chun Wo Development Holdings, Ltd. Warrants 02/28/09	334,383	13,711
*	Golden Resorts Group, Ltd. Rights 06/10/10	16,420,000	—
*	Honesty Treasure International Holdings, Ltd. Warrants 06/06/09	410,800	7,264
*	Hongkong Chinese, Ltd. Rights 06/23/08	1,162,000	46,136
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	7,107
*	Kantone Holdings, Ltd. Warrants 01/08/09	1,416,104	4,355
*	Lippo, Ltd. Rights 06/23/08	292,940	18,745
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	979
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	191,400	—
*	Midas International Holdings, Ltd. Rights 06/10/08	387,000	1,884
*	Paliburg Holdings, Ltd. Warrants 11/05/07	2,528,700	14,905
*	Skyfame Realty Holdings, Ltd. Warrants 08/02/08	427,500	5,368
*	South China (China), Ltd. Rights 09/06/10	1,124,000	31,687
*	South China Financial Holdings, Ltd. Warrants 10/22/08	974,400	1,249
*	Topsearch International (Holdings), Ltd. Rights 10/31/08	23,400	30
TOTAL RIGHTS/WARRANTS			363,047

TOTAL — HONG KONG			189,757,923

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,981
*	Promet Berhad	1,143,000	—
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			3,981

17

NEW ZEALAND — (3.4%)
COMMON STOCKS — (3.4%)
	Abano Healthcare Group, Ltd.	31,300	118,693
*	AFFCO Holdings, Ltd.	1,806,887	567,499
	Air New Zealand, Ltd.	490,044	445,868
	Cavalier Corp., Ltd.	283,674	578,934
	CDL Investments New Zealand, Ltd.	395,965	121,244
	Colonial Motor Co., Ltd.	126,795	323,093
	Ebos Group, Ltd.	153,656	582,841
#	Fisher & Paykel Appliances Holdings, Ltd.	1,443,987	2,637,870
#	Fisher & Paykel Healthcare Corp.	2,557,184	4,808,003
	Freightways, Ltd.	643,710	1,638,766
#	Hallenstein Glassons Holdings, Ltd.	241,638	625,080
	Hellaby Holdings, Ltd.	232,243	276,630
	Horizon Energy Distribution, Ltd.	40,420	110,123
	Infratil, Ltd. (6459286)	1,547,379	2,704,930
	Infratil, Ltd. (B24CYZ8)	231,120	208,689
#	Mainfreight, Ltd.	473,039	2,662,402
	Methven, Ltd.	10,000	13,860
	Michael Hill International, Ltd.	1,567,460	1,105,545
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	736,428
	New Zealand Exchange, Ltd.	57,282	377,252
	New Zealand Oil & Gas, Ltd.	1,265,327	1,577,320
	New Zealand Refining Co., Ltd.	487,342	3,191,465
	Northland Port Corp. (New Zealand), Ltd.	219,997	482,938
	Nuplex Industries, Ltd.	444,628	2,005,074
	Port of Tauranga, Ltd.	579,252	3,014,524
*	ProvencoCadmus, Ltd.	524,201	131,505
#	Pumpkin Patch, Ltd.	606,913	784,097
	Pyne Gould Guinness, Ltd.	1,042,177	1,884,969
	Restaurant Brand New Zealand, Ltd.	369,175	260,333
*	Richina Pacific, Ltd.	309,644	145,679
# *	Rubicon, Ltd.	995,760	701,617
#	Ryman Healthcare, Ltd.	2,404,707	3,432,173
	Sanford, Ltd.	418,047	1,540,045
	Scott Technology, Ltd.	60,843	58,221
*	Seafresh Fisheries, Ltd.	80,520	1,767
*	Skellerup Holdings, Ltd.	156,486	112,743
	Sky City Entertainment Group, Ltd.	1,915,616	5,626,864
	South Port New Zealand, Ltd.	30,744	52,037
#	Steel & Tube Holdings, Ltd.	404,138	969,034
	Taylors Group, Ltd.	29,646	33,890
*	Tenon, Ltd.	19,132	12,768
#	Tourism Holdings, Ltd.	402,452	535,420
#	Tower, Ltd.	889,470	1,540,351
	Trustpower, Ltd.	3,300	21,717
*	Vector, Ltd.	35,000	53,474
	Warehouse Group, Ltd.	357,417	1,484,464

TOTAL — NEW ZEALAND			50,298,239

18

SINGAPORE — (9.2%)
COMMON STOCKS — (9.2%)
*	Addvalue Technologies, Ltd.	1,043,000	83,904
#	Advanced Holdings, Ltd.	691,000	149,569
*	AEM Holdings, Ltd.	558,000	31,722
	Allgreen Properties, Ltd.	3,244,000	2,343,931
	Apollo Enterprises, Ltd.	302,000	494,399
	Aqua-Terra Supply Co., Ltd.	641,000	156,710
	Armstrong Industrial Corp., Ltd.	1,460,000	350,177
*	ASA Group Holdings, Ltd.	586,000	21,252
#	Asia Environment Holdings, Ltd.	503,000	174,468
*	Asia Food and Properties, Ltd.	5,248,000	2,815,283
*	Asia-Pacific Strategic Investments, Ltd.	1,410	258
	ASL Marine Holdings, Ltd.	497,000	488,000
	A-Sonic Aerospace, Ltd.	626,996	43,842
	Aussino Group, Ltd.	967,000	205,783
*	Ban Joo - Company, Ltd.	928,000	41,145
	Best World International, Ltd.	307,500	141,747
	Beyonics Technology, Ltd.	1,945,800	386,273
	Bonvests Holdings, Ltd.	990,000	798,818
	BRC Asia, Ltd.	794,000	73,419
	Broadway Industrial Group, Ltd.	461,000	297,751
	Brothers (Holdings), Ltd.	504,628	83,500
	Bukit Sembawang Estates, Ltd	348,003	2,364,095
	CEI Contract Manufacturing, Ltd.	432,000	52,313
	Cerebos Pacific, Ltd.	539,000	1,509,027
#	CH Offshore, Ltd.	1,568,200	751,176
# *	Chartered Semiconductor Manufacturing, Ltd.	5,049,000	3,182,032
	Chemical Industries (Far East), Ltd.	105,910	65,888
*	China Auto Corp., Ltd.	3,040,700	167,040
	China Dairy Group, Ltd.	1,502,000	258,098
#	China Merchants Holdings Pacific, Ltd.	809,000	507,050
*	China Petrotech Holdings	460,000	80,632
#	Chip Eng Seng Corp., Ltd.	1,775,000	561,608
	Chosen Holdings, Ltd.	1,284,000	141,110
	Chuan Hup Holdings, Ltd.	4,385,000	1,220,675
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	9,019
*	Compact Metal Industries, Ltd.	643,000	10,679
	Courts Singapore, Ltd.	495,000	183,487
#	Creative Technology Co., Ltd.	262,900	1,237,486
	CSC Holdings, Ltd.	1,829,000	377,176
#	CSE Global, Ltd.	1,893,000	1,582,011
#	CWT, Ltd.	1,384,500	784,837
#	Delong Holdings, Ltd.	1,287,000	3,154,053
*	Digiland International, Ltd.	12,033,000	89,117
*	Eagle Brand Holdings, Ltd.	5,158,000	206,258
*	Ellipsiz, Ltd.	453,000	66,736
	Eng Wah Organization, Ltd.	265,000	210,473
	Engro Corp., Ltd.	354,000	306,857
*	Enviro-Hub Holdings, Ltd.	1,445,666	392,973
	Eu Yan Sang International, Ltd.	182,000	67,516
	Eucon Holdings, Ltd.	755,000	38,772
#	Ezra Holdings Pte, Ltd.	1,462,000	3,227,261

19

#	F.J. Benjamin Holdings, Ltd.	1,095,000	357,415
#	Federal International (2000), Ltd.	657,000	202,763
	Fischer Tech, Ltd.	244,000	43,068
	Food Empire Holdings, Ltd.	912,000	534,150
#	Freight Links Express Holdings, Ltd.	3,893,000	185,223
*	Fu Yu Corp., Ltd.	2,273,750	200,102
	GK Goh Holdings, Ltd.	1,494,000	1,100,198
# *	Global Voice Group, Ltd.	2,054,000	121,447
#	Goodpack, Ltd.	1,592,000	2,000,719
	GP Industries, Ltd.	3,120,209	1,080,074
	Grand Banks Yachts, Ltd.	250,000	168,632
#	Guocoland, Ltd.	262,500	535,098
	Hersing Corp., Ltd.	642,500	307,912
#	Hi-P International, Ltd.	1,973,000	750,914
#	Ho Bee Investment, Ltd.	1,471,000	1,009,750
#	Hong Fok Corp., Ltd.	1,975,600	1,389,832
#	Hong Leong Asia, Ltd.	868,000	1,522,371
	Hotel Grand Central, Ltd.	1,060,514	772,291
	Hotel Plaza, Ltd.	1,723,500	2,343,779
#	Hotel Properties, Ltd.	1,715,600	3,861,944
#	Hour Glass, Ltd.	622,744	441,087
#	HTL International Holdings, Ltd.	1,691,843	393,855
	Huan Hsin Holdings, Ltd.	1,138,400	484,834
#	HupSteel, Ltd.	1,687,875	410,944
#	Hwa Hong Corp., Ltd.	2,488,000	1,211,495
#	Hyflux, Ltd.	1,067,000	2,633,025
#	IDT Holdings, Ltd.	718,000	227,169
	IFS Capital, Ltd.	348,000	191,909
*	Informatics Education, Ltd.	1,339,000	53,664
#	InnoTek, Ltd.	931,000	470,370
	Innovalues, Ltd.	630,000	101,744
	Intraco, Ltd.	292,500	88,301
	IPC Corp., Ltd.	700,000	64,205
	Isetan (Singapore), Ltd.	122,500	356,410
	Jadason Enterprises, Ltd.	1,108,000	77,416
*	Jasper Investments, Ltd.	90,680	33,301
	Jaya Holdings, Ltd.	2,313,000	2,728,494
*	JK Yaming International Holdings, Ltd.	907,000	244,811
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	540,361
	K1 Ventures, Ltd.	5,340,500	842,773
#	Keppel Telecommunications and Transportation, Ltd.	1,982,800	8,004,516
	Khong Guan Flour Milling, Ltd.	38,000	40,122
	Kian Ann Engineering, Ltd.	1,302,000	168,466
#	Kian Ho Bearings, Ltd.	781,500	110,491
#	Kim Eng Holdings, Ltd.	1,123,620	1,673,192
	Koh Brothers Group, Ltd.	1,494,000	319,633
#	KS Energy Services, Ltd.	800,000	1,198,105
*	L & M Group Investments, Ltd.	7,107,100	26,099
#	Lafe Technology, Ltd.	1,234,800	104,674
	LanTroVision (S), Ltd.	5,028,750	128,615
#	LC Development, Ltd.	2,041,254	376,365
	Lee Kim Tah Holdings, Ltd.	1,600,000	682,158

20

#	Lion Asiapac, Ltd.	473,000	83,964
	Low Keng Huat Singapore, Ltd.	1,116,000	473,289
	Lum Chang Holdings, Ltd.	1,134,030	197,977
*	Manhattan Resources, Ltd.	668,000	431,505
	Manufacturing Integration Technology, Ltd.	588,000	63,162
*	MDR, Ltd.	2,040,000	44,843
# *	Mediaring.Com, Ltd.	4,262,500	438,779
	Memtech International, Ltd.	1,322,000	156,078
	Metro Holdings, Ltd.	2,036,960	1,275,632
#	Midas Holdings, Ltd.	1,342,000	953,406
#	Miyoshi Precision, Ltd.	553,500	52,379
	MobileOne, Ltd.	2,025,000	2,901,326
	Multi-Chem, Ltd.	1,263,000	183,730
	Natsteel, Ltd.	414,000	422,078
#	Nera Telecommunications, Ltd.	1,272,000	349,985
	New Toyo International Holdings, Ltd.	1,043,000	228,636
	Orchard Parade Holdings, Ltd.	956,022	827,978
# *	Osim International, Ltd.	1,965,600	501,652
	Ossia International, Ltd.	750,554	143,108
#	Pan-United Corp., Ltd.	2,104,000	1,020,603
#	Parkway Holdings, Ltd.	1,421,000	2,975,779
	PCI, Ltd.	734,000	237,843
#	Penguin International, Ltd.	320,000	43,726
	Pertama Holdings, Ltd.	459,750	140,340
#	Petra Foods, Ltd.	881,000	655,267
	Popular Holdings, Ltd.	1,813,000	388,700
	PSC Corp., Ltd.	1,973,419	444,287
	QAF, Ltd.	881,000	283,894
	Qian Hu Corp., Ltd.	674,600	69,747
	Raffles Education Corp., Ltd.	4,076,000	3,993,603
	Rotary Engineering, Ltd.	1,703,600	1,119,208
	San Teh, Ltd.	838,406	326,994
	SBS Transit, Ltd.	983,000	1,522,581
#	SC Global Developments, Ltd.	935,850	952,139
*	Sea View Hotel, Ltd.	66,000	—
	Seksun Corp., Ltd.	530,000	23,544
	Sim Lian Group, Ltd.	1,380,000	459,345
*	Sing Holdings, Ltd.	36,666	11,262
	Sing Investments & Finance, Ltd.	198,450	223,954
	Singapore Food Industries, Ltd.	1,707,000	1,004,606
	Singapore Land, Ltd.	68,000	312,910
	Singapore Post, Ltd.	6,425,900	5,141,521
	Singapore Reinsurance Corp., Ltd	1,864,530	432,744
#	Singapore Shipping Corp., Ltd.	1,765,000	537,525
	Singapura Finance, Ltd.	174,062	204,369
*	Sinomem Technology, Ltd.	902,000	464,914
	Sinwa, Ltd.	259,000	61,264
	SMB United, Ltd.	2,010,000	361,060
	SMRT Corp., Ltd.	3,293,000	4,060,979
#	SNP Corp., Ltd.	466,495	517,260
#	SP Chemicals, Ltd.	1,219,500	492,367
*	SP Corp., Ltd.	454,000	25,008

21

#	SSH Corp., Ltd.	1,307,000	283,310
#	Stamford Land Corp., Ltd.	3,009,000	1,566,060
	Straco Corp., Ltd.	130,000	12,922
	Sunningdale Tech, Ltd.	1,332,000	172,484
	Sunright, Ltd.	378,000	71,802
	Superbowl Holdings, Ltd.	980,000	194,535
	Superior Multi-Packaging, Ltd.	490,500	47,654
	Tat Hong Holdings, Ltd.	1,194,000	2,013,079
# *	Thakral Corp., Ltd.	6,028,000	332,522
#	Tiong Woon Corp. Holding, Ltd.	1,359,000	601,227
	Transmarco, Ltd.	106,500	78,966
	Trek 2000 International, Ltd.	1,004,000	243,340
	TT International, Ltd.	2,742,480	281,849
	Tuan Sing Holdings, Ltd.	3,362,000	688,003
	UMS Holdings, Ltd.	941,000	169,135
#	Unisteel Technology, Ltd.	1,521,875	1,756,835
	United Engineers, Ltd.	846,666	2,487,055
*	United Envirotech, Ltd.	352,000	64,176
	United Overseas Insurance, Ltd.	188,250	518,646
	United Pulp & Paper Co., Ltd.	708,000	122,702
	UOB-Kay Hian Holdings, Ltd.	1,619,000	2,305,503
	Venture Corp., Ltd.	95,000	698,489
	Vicom, Ltd.	120,000	169,634
#	WBL Corp., Ltd.	612,000	2,430,350
	Wheelock Properties, Ltd.	1,232,000	1,969,094
	Wing Tai Holdings, Ltd.	2,264,800	3,026,412
#	Xpress Holdings, Ltd.	3,079,000	246,195
	Yellow Pages (Singapore), Ltd.	299,000	164,506
	YHI International, Ltd.	1,174,000	246,052
*	Yoma Strategic Holdings, Ltd.	132,000	19,808
# *	Yongnam Holdings, Ltd.	1,970,000	318,797
*	Zhongguo Jilong, Ltd.	249,876	8,117
TOTAL COMMON STOCKS			136,451,801

RIGHTS/WARRANTS — (0.0%)
*	Eastgate Technology, Ltd. Warrants 09/11/11	174,000	2,236
# *	Goodpack, Ltd. Rights 07/16/09	199,000	67,232
*	Osim International, Ltd. Rights 06/13/08	491,400	3,609
*	Parkway Holdings, Ltd. Rights 06/09/08	663,133	321,448
*	Qian Hu Corp, Ltd. Warrants 09/19/10	204,100	16,864
*	Yongnam Holdings, Ltd. Warrants 08/26/09	311,000	13,705
TOTAL RIGHTS/WARRANTS			425,094

TOTAL — SINGAPORE			136,876,895

UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
*	Thor Mining P.L.C.	32,186	4,617

22

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
* Exergy, Inc. ADR	7,260	—
* Peplin, Inc.	347,543	132,873

TOTAL — UNITED STATES		132,873

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $2,705,000 FNMA 5.50%, 02/25/36, valued at $2,128,651) to be repurchased at $2,094,339	$2,094	2,094,000

SECURITIES LENDING COLLATERAL — (26.8%)
@ Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $51,261,249 FNMA 5.500%, 01/01/36, valued at $39,469,712) to be repurchased at $38,703,213	38,696	38,695,796
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $272,799,535 FNMA, rates ranging from 4.000% to 8.500%, maturities ranging from 07/01/16 to 05/01/38, valued at $213,411,599) to be repurchased at $209,268,031	209,227	209,227,057
@ Repurchase Agreement, Greenwich Capital Markets 2.33%, 06/02/08 (Collateralized by $158,050,000 FNMA 5.000%, 05/01/38, valued at $153,004,128) to be repurchased at $150,029,125	150,000	150,000,000
TOTAL SECURITIES LENDING COLLATERAL		397,922,853

TOTAL INVESTMENTS - (100.0%) (Cost $1,225,921,984)		$1,483,796,956

See accompanying Notes to Financial Statements.

23

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value††

COMMON STOCKS — (95.4%)
Consumer Discretionary — (16.6%)
	4imprint Group P.L.C.	96,735	$275,172
	Aegis Group P.L.C.	2,265,268	5,636,623
	Aga Rangemaster Group P.L.C.	296,443	1,670,146
	Airea P.L.C.	22,000	6,661
*	Alba P.L.C.	184,693	235,340
	Alexandra P.L.C.	124,343	208,654
	Alexon Group P.L.C.	183,490	254,522
	Arena Leisure P.L.C.	1,411,547	1,118,406
	Avesco Group P.L.C.	44,438	70,422
	Avon Rubber P.L.C.	126,434	247,863
	Barratt Developments P.L.C.	24,509	88,803
	Bellway P.L.C.	418,246	5,158,572
#	Blacks Leisure Group P.L.C.	181,058	544,355
	Bloomsbury Publishing P.L.C.	281,545	753,302
#	Bovis Homes Group P.L.C.	488,520	4,005,096
	BPP Holdings P.L.C.	222,896	2,209,029
	Caffyns P.L.C.	6,000	86,169
#	Carpetright P.L.C.	141,976	2,217,007
	Centaur Media P.L.C.	599,070	834,680
	Chime Communications P.L.C.	211,086	540,339
* #	Chrysalis Group P.L.C.	210,567	476,254
	Churchill China P.L.C.	30,000	170,716
	Clinton Cards P.L.C.	740,506	716,074
	Colefax Group P.L.C.	60,000	203,247
	Cosalt P.L.C.	82,921	596,700
	Creston P.L.C.	213,773	254,387
	Dawson Holdings P.L.C.	253,045	461,428
* #	Debenhams P.L.C.	1,345,082	1,733,575
	Dignity P.L.C.	262,886	3,791,540
	DSG International P.L.C.	3,552,231	4,098,523
*	Entertainment Rights P.L.C.	2,258,940	307,346
	Euromoney Institutional Investor P.L.C.	360,841	2,644,925
	Findel P.L.C.	388,514	1,732,003
*	Forminster P.L.C.	43,333	3,219
#	French Connection Group P.L.C.	384,233	670,773
	Fuller Smith & Turner P.L.C.	132,742	1,425,434
	Future P.L.C.	1,363,027	727,111
	Galiform P.L.C.	2,349,090	2,759,022
	Game Group P.L.C.	1,483,227	8,309,721
* #	Games Workshop Group P.L.C.	104,823	358,431
*	Gaskell P.L.C.	36,000	1,783
	GCAP Media P.L.C.	688,164	3,049,478
	Greene King P.L.C.	436,140	4,671,074

1

	Halfords Group P.L.C.	939,332	5,121,344
	Haynes Publishing Group P.L.C.	14,703	55,338
	Headlam Group P.L.C.	339,900	2,635,361
	Henry Boot P.L.C.	439,079	1,183,526
*	Highbury House Communications P.L.C.	439,166	—
#	HMV Group P.L.C.	1,674,118	4,608,679
	Holidaybreak P.L.C.	211,067	2,141,936
#	Hornby P.L.C.	154,220	536,930
	HR Owen P.L.C.	71,542	170,770
	Huntsworth P.L.C.	818,058	1,008,976
*	Impellam Group P.L.C.	35,257	66,350
	Informa P.L.C.	641,411	4,887,153
	J.D. Wetherspoon P.L.C.	552,111	3,142,770
	JJB Sports P.L.C.	949,037	2,086,355
	John David Group P.L.C.	126,388	885,689
	John Menzies P.L.C.	244,534	2,374,352
#	Johnston Press P.L.C.	618,693	1,387,142
	Kesa Electricals P.L.C.	1,663,724	6,699,350
*	Lambert Howarth Group P.L.C.	43,203	—
	Land of Leather Holdings P.L.C.	194,670	77,106
	Laura Ashley Holdings P.L.C.	2,887,571	1,418,294
	Lookers P.L.C.	709,211	1,142,742
#	Luminar Group Holdings P.L.C.	268,448	1,697,291
	Mallett P.L.C.	46,337	99,520
	Manganese Bronze Holdings P.L.C.	68,818	719,304
	Marchpole Holdings P.L.C.	81,635	30,521
*	Mice Group P.L.C.	844,000	100,313
	Millennium and Copthorne Hotels P.L.C.	320,474	2,434,848
	Moss Bros Group P.L.C.	234,511	188,362
	Mothercare P.L.C.	333,825	2,632,876
	N Brown Group P.L.C.	1,002,689	4,446,039
	Next Fifteen Communications P.L.C.	25,000	28,206
*	Nord Anglia Education P.L.C.	130,842	841,890
*	Pace P.L.C.	769,447	1,348,790
	Pendragon P.L.C.	2,285,154	1,472,337
#	Photo-Me International P.L.C.	1,340,534	306,033
	Pinewood Shepperton P.L.C.	187,350	891,837
*	Pittards P.L.C.	60,985	1,450
	Portmeirion Group P.L.C.	22,856	125,621
*	Pressac P.L.C.	78,129	1,161
	Rank Group P.L.C.	517,845	901,196
	Redrow P.L.C.	644,914	3,019,657
	Restaurant Group P.L.C.	753,607	2,164,121
#	Rightmove P.L.C.	243,139	1,689,845
*	Shellshock, Ltd.	850	1,103
	Signet Group P.L.C.	6,105,620	7,502,714
*	SMG P.L.C.	965,594	262,777
	Smiths News P.L.C.	635,227	1,177,619
*	Southampton Leisure Holdings P.L.C.	19,615	12,239
*	Sportech P.L.C.	339,293	512,590
*	Sports Direct International P.L.C.	3,977	8,137
	St Ives Group P.L.C.	448,949	1,816,287
	St. Jame’s Place P.L.C.	558,829	2,886,431
*	Stylo P.L.C.	64,096	33,964
	Taylor Nelson Sofres P.L.C.	1,742,993	8,932,866

2

	Ted Baker P.L.C.	161,948	1,273,862
	The Berkeley Group Holdings P.L.C.	219,831	3,537,631
	The Vitec Group P.L.C.	150,307	1,487,875
*	Tinopolis P.L.C.	175,752	158,213
	Topps Tiles P.L.C.	783,092	1,136,833
* #	Torotrak P.L.C.	449,280	196,109
#	Trinity Mirror P.L.C.	878,264	3,961,569
	United Business Media P.L.C.	687,427	8,397,137
	UTV Media P.L.C.	217,432	938,053
	Wagon P.L.C.	237,979	72,095
*	Wembley P.L.C.	68,694	13,608
*	Westcity P.L.C.	96,111	43,230
	WH Smith P.LC.	605,148	4,753,575
	William Hill P.L.C.	303,781	2,282,321
	Wilmington Group P.L.C.	356,207	1,348,287
#	Woolworths Group P.L.C.	5,587,422	1,162,925
Total Consumer Discretionary			186,005,356

Consumer Staples — (3.7%)
	Anglo-Eastern Plantations P.L.C.	111,453	1,326,270
	Barr (A.G.) P.L.C.	66,137	1,639,995
	Britvic P.L.C.	326,992	2,028,858
	Cranswick P.L.C.	179,621	2,642,835
	Dairy Crest Group P.L.C.	535,101	4,335,476
	Devro P.L.C.	623,198	985,969
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	44,668	3,620,180
	Marston’s P.L.C.	1,227,042	5,408,033
	Mcbride P.L.C.	935,102	1,751,446
	Northern Foods P.L.C.	2,096,761	3,302,890
	Premier Foods P.L.C.	1,521,590	3,751,507
	PZ Cussons P.L.C.	1,481,891	5,648,367
	R.E.A. Holdings P.L.C.	49,233	601,140
	Robert Wiseman Dairies P.L.C.	290,033	2,025,531
	Thorntons P.L.C.	313,060	817,136
	Uniq P.L.C.	463,373	1,132,919
Total Consumer Staples			41,018,552

Energy — (8.1%)
	Anglo Pacific Group P.L.C.	400,455	1,684,696
*	Dana Petroleum P.L.C.	335,727	12,182,931
*	Emerald Energy P.L.C.	220,639	1,471,514
	Expro International Group P.L.C.	430,747	13,823,301
*	Fortune Oil P.L.C.	5,933,254	1,295,274
*	Hardy Oil & Gas P.L.C.	25,866	424,489
	Hunting P.L.C.	477,489	8,281,007
* #	Imperial Energy Corp. P.L.C.	101,899	1,981,537
	James Fisher & Sons P.L.C.	192,145	2,591,954
	JKX Oil and Gas P.L.C.	592,186	5,670,782
	Melrose Resources P.L.C.	388,991	3,078,858
*	Premier Oil P.L.C.	329,638	11,250,936
*	Salamander Energy P.L.C.	181,130	1,220,581
* #	Soco International P.L.C.	289,649	11,042,062
*	UK Coal P.L.C.	590,118	6,584,587
	Venture Production P.L.C.	455,259	7,908,708
Total Energy			90,493,217

3

Financials — (14.5%)
	A & J Mucklow Group P.L.C.	221,136	1,480,924
	Aberdeen Asset Management P.L.C.	2,541,237	6,993,112
	Amlin P.L.C.	1,577,391	9,071,300
	Arbuthnot Banking Group P.L.C.	67,329	464,254
*	Aries Insurance Services P.L.C.	62,500	—
	Beazley Group P.L.C.	1,039,113	2,817,928
#	Benfield Group, Ltd. P.L.C.	493,642	2,514,815
#	BlueBay Asset Management P.L.C.	107,361	710,632
	Brewin Dolphin Holdings P.L.C.	895,086	2,328,941
	Brit Insurance Holdings P.L.C.	1,298,779	5,577,676
	Brixton P.L.C.	325,439	1,684,913
	Capital & Regional P.L.C.	279,419	1,648,636
	Catlin Group, Ltd.	919,555	7,185,826
	Charles Stanley Group P.L.C.	127,317	567,385
	Chesnara P.L.C.	132,276	414,016
	Close Brothers Group P.L.C.	473,471	5,395,858
*	CLS Holdings P.L.C.	262,590	1,795,550
*	Cockleshell, Ltd.	6,528	7,279
	Collins Stewart P.L.C.	407,502	723,497
#	Daejan Holdings P.L.C.	43,621	2,434,737
	Derwent London P.L.C.	276,964	6,469,976
	Development Securities P.L.C.	179,225	1,385,935
	DTZ Holdings P.L.C.	209,951	816,360
	Evolution Group P.L.C.	1,152,902	2,359,284
#	F&C Asset Management P.L.C.	1,643,383	5,290,633
#	Grainger P.L.C.	436,048	2,420,152
	Great Portland Estates P.L.C.	430,344	3,299,814
*	Hampton Trust P.L.C.	232,050	—
	Hardy Underwriting Group P.L.C.	138,704	713,688
	Helical Bar P.L.C.	414,939	2,473,146
#	Henderson Group P.L.C.	3,020,595	7,654,606
	Highway Insurance Holdings P.L.C.	967,220	959,308
	Hiscox, Ltd.	1,579,968	7,438,006
	IG Group Holdings P.L.C.	1,189,807	9,012,448
*	Industrial & Commercial Holdings P.L.C.	5,000	149
	Intermediate Capital Group P.L.C.	289,022	9,140,591
	International Personal Finance P.L.C.	832,387	4,251,948
*	IP Group P.L.C.	102,854	229,274
#	Jardine Lloyd Thompson Group P.L.C.	803,953	6,027,530
	Liontrust Asset Management P.L.C.	129,935	784,874
	London Scottish Bank P.L.C.	491,096	107,072
*	LSL Property Services P.L.C.	128,702	212,198
	McKay Securities P.L.C.	32,232	170,087
*	Minerva P.L.C.	601,226	1,205,300
*	MWB Group Holdings P.L.C.	379,622	1,035,873
	Novae Group P.L.C.	125,075	879,345
#	Paragon Group of Companies P.L.C.	15,320	29,049
	Park Group P.L.C.	166,600	56,896
*	Pices Property Services P.L.C.	62,500	—
*	Probus Estates P.L.C.	83,333	165
	Provident Financial P.L.C.	399,208	6,322,169
	Quintain Estates & Development P.L.C.	281,468	1,993,651

4

	Rathbone Brothers P.L.C.	163,220	3,184,479
	Rensburg Sheppards P.L.C.	174,975	1,981,456
	S&U P.L.C.	21,140	167,470
	Savills P.L.C.	443,892	2,255,911
*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	SFI Holdings, Ltd. Series A	26,713	—
	Shaftesbury P.L.C.	324,036	2,941,282
*	Shellproof, Ltd.	1,156	1,385
	Shore Capital Group P.L.C.	1,227,370	833,077
	ST Modwen Properties P.L.C.	496,506	3,472,911
*	Terence Chapman Group P.L.C.	62,500	393
	Town Centre Securities P.L.C.	206,327	883,934
	Tullett Prebon P.L.C.	532,691	4,893,372
	Unite Group P.L.C.	457,428	2,509,779
	Warner Estate Holdings P.L.C.	172,730	866,485
	Workspace Group P.L.C.	598,597	2,174,653
Total Financials			162,723,393

Health Care — (2.8%)
*	Acambis P.L.C.	406,070	934,504
*	Alizyme P.L.C.	660,805	318,028
*	Antisoma P.L.C.	1,755,079	756,472
*	Ark Therapeutics Group P.L.C.	656,732	1,157,646
* #	Axis-Shield P.L.C.	225,330	1,405,641
*	Biocompatibles International P.L.C.	150,111	524,780
	Bioquell P.L.C.	90,893	332,765
*	BTG P.L.C.	572,174	1,308,719
	Care UK P.L.C.	205,547	1,850,092
*	Clinical Computing P.L.C.	46,666	2,889
	Consort Medical P.L.C.	114,539	1,362,445
	Corin Group P.L.C.	151,637	716,491
	Dechra Pharmaceuticals P.L.C.	204,340	1,877,222
	Genetix Group P.L.C.	151,246	186,204
*	Genus P.L.C.	150,166	2,592,032
*	Global Health Partner P.L.C.	800	1,832
	Goldshield Group P.L.C.	123,034	641,437
	Hikma Pharmaceuticals P.L.C.	339,719	3,200,273
	Nestor Healthcare Group P.L.C.	443,850	430,582
*	Oxford Biomedica P.L.C.	2,007,523	913,887
*	Phytopharm P.L.C.	104,349	44,755
*	Protherics P.L.C.	1,046,492	870,092
*	Provalis P.L.C.	796,584	4,734
* #	Skyepharma P.L.C.	2,745,363	367,279
	Southern Cross Healthcare, Ltd.	165,015	1,345,408
	SSL International P.L.C.	766,671	7,326,827
*	Vectura Group P.L.C.	650,831	699,831
*	Vernalis P.L.C.	1,131,506	139,964
	William Ransom & Son P.L.C.	30,000	5,939
Total Health Care			31,318,770

Industrials — (34.0%)
*	AEA Technology P.L.C.	539,970	823,452
	Aggreko P.L.C.	811,373	9,726,105
	Air Partner P.L.C.	38,153	642,642

5

*	Airflow Streamline P.L.C.	20,500	23,756
	Alumasc Group P.L.C.	131,547	473,531
	Arriva P.L.C.	631,439	8,011,488
	Ashtead Group P.L.C.	1,785,154	2,701,229
	Atkins WS P.L.C.	437,924	8,947,011
*	Autologic Holdings P.L.C.	96,590	92,069
* #	Avis Europe P.L.C.	3,154,308	1,562,297
	Babcock International Group P.L.C.	877,825	10,858,106
*	BB Holdings, Ltd.	8,709	45,701
	BBA Aviation P.L.C.	1,083,625	3,079,022
	Bodycote P.L.C.	1,283,539	5,880,583
	Braemar Shipping Services P.L.C.	73,913	717,946
	Brammer P.L.C.	189,691	1,155,861
	BSS Group P.L.C.	503,242	3,676,156
	Business Post Group P.L.C.	204,928	1,328,444
*	C.H. Bailey P.L.C.	20,950	32,162
	Camellia P.L.C.	2,437	438,374
	Carillion P.L.C.	1,537,838	10,513,567
	Carr’s Milling Industries P.L.C.	35,330	497,024
* #	Carter & Carter Group P.L.C.	122,848	—
	Castings P.L.C.	163,887	962,004
	Charles Taylor Consulting P.L.C.	143,225	760,676
	Charter P.L.C.	626,781	11,268,512
	Chemring Group P.L.C.	132,581	6,428,336
	Chloride Group P.L.C.	1,054,622	5,835,169
	Clarkson P.L.C.	61,655	1,155,257
	Communisis P.L.C.	577,296	784,141
*	Connaught P.L.C.	85,197	718,773
	Cookson Group P.L.C.	804,036	11,637,589
	Costain Group P.L.C.	1,306,155	693,421
*	Danka Business Systems P.L.C.	1,029,605	20,394
	Davis Service Group P.L.C.	689,742	6,709,180
	De La Rue P.L.C.	621,139	11,702,907
	Dewhurst P.L.C.	9,000	36,637
	Domino Printing Sciences P.L.C.	449,538	3,062,944
*	easyJet P.L.C.	709,379	4,239,190
	Eleco P.L.C.	80,000	142,717
*	Eliza Tinsley Group P.L.C.	19,844	3,538
	Enodis P.L.C.	1,614,673	9,732,821
	Fenner P.L.C.	691,344	3,498,858
	FKI P.L.C.	2,265,782	3,809,321
	Forth Ports P.L.C.	184,302	7,609,993
*	Fortress Holdings P.L.C.	120,728	6,577
	Galliford Try P.L.C.	1,475,611	1,320,021
*	Garton Engineering P.L.C.	10,248	—
	Gibbs & Dandy P.L.C.	37,672	310,584
	Go-Ahead Group P.L.C.	175,345	5,382,179
	Hampson Industries P.L.C.	326,099	1,010,918
	Harvey Nash Group P.L.C.	261,144	197,890
	Havelock Europa P.L.C.	141,758	200,581
	Hays P.L.C.	975,623	1,982,197
#	Helphire P.L.C.	570,202	2,117,593
*	Heywood Williams Group P.L.C.	323,020	119,746
	Homeserve P.L.C.	234,574	8,489,444
	Hyder Consulting P.L.C.	159,637	1,303,411

6

	IMI P.L.C.	925,815	9,425,851
	Interserve P.L.C.	512,988	4,854,686
	Intertek Group P.L.C.	605,784	12,282,503
	ITE Group P.L.C.	1,007,435	3,437,519
	J. Smart & Co. (Contractors) P.L.C.	22,500	285,993
	Keller Group P.L.C.	285,825	3,762,279
	Kier Group P.L.C.	145,769	3,032,881
	Latchways P.L.C.	42,476	724,215
	Lavendon Group P.L.C.	157,181	771,343
	Lincat Group P.L.C.	14,452	172,975
	Low & Bonar P.L.C.	737,849	1,778,242
	Management Consulting Group P.L.C.	1,055,808	701,302
	Metalrax Group P.L.C.	508,719	209,361
	Michael Page International P.L.C.	1,271,159	7,207,234
	Mitie Group P.L.C.	1,243,034	5,691,898
	MJ Gleeson Group P.L.C.	195,875	737,571
	Molins P.L.C.	82,233	192,034
	Morgan Crucible Co. P.L.C.	1,192,285	4,992,793
	Morgan Sindall P.L.C.	175,758	3,106,408
	Mouchel Group P.L.C.	437,972	3,939,852
	MS International P.L.C.	50,000	205,345
	National Express Group P.L.C.	407,264	7,377,683
	Northgate P.L.C.	293,546	3,274,299
	OPD Group P.L.C.	102,094	343,977
	PayPoint P.L.C.	53,251	661,329
*	Qinetiq P.L.C.	1,727,314	7,091,717
	Regus Group P.L.C.	3,802,559	7,749,855
*	Renold P.L.C.	270,995	400,440
	Ricardo P.L.C.	220,336	1,472,162
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	326,957	999,381
	ROK P.L.C.	639,486	1,475,289
	RPS Group P.L.C.	811,331	5,354,694
*	Scott Wilson Group P.L.C.	8,790	38,294
	Senior P.L.C.	1,671,692	3,695,126
	Severfield-Rowen P.L.C.	354,372	2,007,000
	Shanks Group P.L.C.	1,014,008	4,756,648
	SIG P.L.C.	479,728	7,012,381
	Speedy Hire P.L.C.	183,252	2,410,040
	Spirax-Sarco Engineering P.L.C.	313,271	7,106,281
	Spring Group P.L.C.	596,238	546,832
	Stagecoach Group P.L.C.	963,494	4,432,615
	Sthree P.L.C.	180,825	742,142
	T. Clarke P.L.C.	148,717	485,763
*	Tandem Group P.L.C.	327,365	—
	Tarsus Group P.L.C.	218,489	766,495
	TDG P.L.C.	326,296	1,722,935
	The Weir Group P.L.C.	839,729	15,011,840
	Tomkins P.L.C.	1,354,458	4,857,618
*	Trafficmaster P.L.C.	553,279	416,775
	Travis Perkins P.L.C.	422,110	6,989,749
	Tribal Group P.L.C.	125,000	329,452
	Trifast P.L.C.	359,985	395,890
	Ultra Electronics Holdings P.L.C.	274,839	6,657,129
	Umeco P.L.C.	189,615	2,142,129

7

* #	Volex Group P.L.C.	241,088	425,021
	Vp P.L.C.	172,286	1,074,791
	VT Group P.L.C.	696,523	9,026,550
	Waterman Group P.L.C.	108,139	312,829
	White Young Green P.L.C.	183,454	1,171,121
*	Whitecroft P.L.C.	105,000	—
*	Wilshaw Securities P.L.C.	198,409	15,230
	Wincanton P.L.C.	493,583	2,918,429
	WSP Group P.L.C.	270,216	3,041,247
	XP Power, Ltd.	73,546	369,509
	Young and Co.’s Brewery P.L.C. NV	40,000	387,960
#	Young and Co.’s Brewery P.L.C. Series A	20,936	247,997
Total Industrials			379,706,974

Information Technology — (11.0%)
	Abacus Group P.L.C.	285,469	218,057
	Acal P.L.C.	104,729	403,123
*	Alterian P.L.C.	179,139	485,314
	Anite P.L.C.	1,273,342	1,123,512
*	ARC International P.L.C.	623,793	296,533
	ARM Holdings P.L.C.	4,257,440	8,744,076
*	Autonomy Corp. P.L.C.	249,410	4,383,375
	Aveva Group P.L.C.	283,341	8,368,154
	Axon Group P.L.C.	251,554	2,284,640
	CML Microsystems P.L.C.	18,361	29,636
	Computacenter P.L.C.	397,656	1,321,750
* #	CSR P.L.C.	352,374	2,203,739
	Detica Group P.L.C.	485,719	2,681,712
	Dialight P.L.C.	111,362	394,361
	Dicom Group P.L.C.	325,477	1,387,507
#	Dimension Data Holdings P.L.C.	4,866,361	5,039,679
	Diploma P.L.C.	446,065	1,458,757
	E2V Technologies P.L.C.	254,720	1,463,896
	Electrocomponents P.L.C.	1,585,752	5,418,137
*	Eurodis Electron P.L.C.	2,118,657	—
	Fidessa Group P.L.C.	134,098	2,348,614
	Filtronic P.L.C.	338,741	504,729
*	Full Circle Future, Ltd.	135,600	—
	GB Group P.L.C.	415,333	277,066
*	Gresham Computing P.L.C.	204,631	238,227
	Halma P.L.C.	1,529,292	6,365,426
*	Imagination Technologies Group P.L.C.	908,378	1,277,743
	Innovation Group P.L.C.	2,537,718	980,837
*	Intec Telecom Systems P.L.C.	1,201,847	1,131,694
	Intelek P.L.C.	49,880	17,308
	Kewill Systems P.L.C.	309,597	558,661
	Laird P.L.C.	717,459	7,053,719
	Logica P.L.C.	1,443,303	3,473,536
	Macro 4 P.L.C.	68,736	154,345
	Micro Focus International P.L.C.	465,120	2,132,258
	Microgen P.L.C.	404,360	416,605
	Misys P.L.C.	2,039,600	6,432,088
	Morse P.L.C.	367,208	353,171
*	nCipher P.L.C.	110,961	368,583
	Netstore P.L.C.	143,737	75,437

8

	Oxford Instruments P.L.C.	194,358	893,137
*	Parity Group P.L.C.	7,621	4,079
	Phoenix IT Group, Ltd.	183,393	1,235,019
*	Plasmon P.L.C.	59,985	7,366
	Premier Farnell P.L.C.	1,419,676	4,565,233
	Psion P.L.C.	513,902	1,184,545
	Raymarine P.L.C.	289,080	1,236,948
	Renishaw P.L.C.	222,795	3,348,155
	RM P.L.C.	369,199	1,544,763
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	362,996	8,169,419
* #	SCi Entertainment Group P.L.C.	541,315	531,464
*	Scipher P.L.C.	34,563	770
*	SDL P.L.C.	279,025	1,762,219
	Spectris P.L.C.	499,879	7,669,330
*	Spirent Communications P.L.C.	3,268,201	4,255,159
	TT electronics P.L.C.	595,201	1,446,981
	Vislink P.L.C.	588,460	341,294
*	Wolfson Microelectronics P.L.C.	453,006	1,024,189
	Xaar P.L.C.	220,887	962,383
	Zetex P.L.C.	324,690	545,014
Total Information Technology			122,593,472

Materials — (3.2%)
*	Amberley Group P.L.C.	125,000	20,738
*	API Group P.L.C.	103,483	40,110
*	Aricom P.L.C.	1,376,902	2,461,323
	British Polythene Industries P.L.C.	102,332	468,944
	Carclo P.L.C.	214,230	341,489
	Chamberlin P.L.C.	18,000	58,411
*	Coral Products P.L.C.	50,000	6,438
	Croda International P.L.C.	498,679	6,520,459
	Delta P.L.C.	500,743	1,258,415
	DS Smith P.L.C.	1,637,788	4,353,680
	Dyson Group P.L.C.	127,757	187,223
	Elementis P.L.C.	1,911,621	2,771,076
	Ennstone P.L.C.	1,940,949	1,077,329
	Filtrona P.L.C.	724,553	2,273,883
	Hill & Smith Holdings P.L.C.	280,223	2,048,162
	Hochschild Mining P.L.C.	45,163	369,416
*	Inveresk P.L.C.	125,000	17,957
	Macfarlane Group P.L.C.	378,287	205,480
	Marshalls P.L.C.	670,307	2,654,691
	Porvair P.L.C.	158,128	324,474
	RPC Group P.L.C.	402,719	1,574,382
	Victrex P.L.C.	314,861	4,904,561
	Yule Catto & Co. P.L.C.	540,291	1,606,347
	Zotefoams P.L.C.	96,852	187,206
Total Materials			35,732,194

Telecommunication Services — (0.9%)
*	Colt Telecom Group SA	1,138,709	3,859,038
	Kcom Group P.L.C.	2,203,399	1,919,001
	Telecom Plus P.L.C.	294,204	1,925,403
*	THUS Group P.L.C.	631,234	1,888,155

9

* #	Vanco P.L.C.	232,704	296,170
	Total Telecommunication Services		9,887,767

	Utilities — (0.6%)
	Dee Valley Group P.L.C.	12,109	239,177
	Hydro International P.L.C.	27,669	90,593
	Northumbrian Water Group P.L.C.	927,166	6,048,278
	Total Utilities		6,378,048

	TOTAL COMMON STOCKS		1,065,857,743

	RIGHTS/WARRANTS — (0.0%)
*	Hampson Industries P.L.C. Rights 05/27/08	81,524	252,734
*	Alterian P.L.C. Rights 07/01/08	17,913	—
*	SFI Holdings, Ltd. Litigation Certificate	26,713	—
*	Ultraframe Litigation Notes	319,285	—
	TOTAL RIGHTS/WARRANTS		252,734

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $2,810,000 FHLMC 5.875%, 05/15/16, valued at $1,715,587) to be repurchased at $1,689,273	$1,689	1,689,000

SECURITIES LENDING COLLATERAL — (4.5%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $62,567,829 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 12/01/21 to 01/01/38, valued at $50,857,918) to be repurchased at $49,870,468	49,861	49,860,704

TOTAL INVESTMENTS - (100.0%) (Cost $939,185,651)		$1,117,660,181

See accompanying Notes to Financial Statements.

10

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value††

AUSTRIA — (2.2%)
COMMON STOCKS — (2.2%)
	Agrana Beteiligungs AG	17,295	$1,906,772
	Andritz AG	107,548	7,271,603
	Austria Email AG	715	5,765
* #	Austrian Airlines AG	133,921	940,244
*	BKS Bank AG	520	91,415
* #	BWIN Interactive Entertainment AG	81,529	2,942,353
#	BWT AG	28,425	1,204,270
*	CA Immobilien Anlagen AG	134,542	3,212,941
*	Christ Water Techology AG	24,819	446,850
	Constantia Packaging AG	35,486	2,733,600
*	Conwert Immobilien Invest AG	48,984	874,416
	Flughafen Wien AG	41,141	4,732,414
	Frauenthal Holding AG	12,084	340,969
*	Intercell AG	101,691	4,716,448
*	Josef Manner & Co. AG	870	67,336
	Lenzing AG	5,108	3,005,679
	Mayr-Melnhof Karton AG	34,669	3,608,378
	Oberbank AG	12,269	2,752,568
	Oesterreichische Post AG	79,279	3,526,458
#	Palfinger AG	47,348	1,871,316
*	RHI AG	96,015	4,501,044
#	Rosenbauer International AG	11,816	625,235
*	S&T System Integration & Technology Distribution AG	6,404	354,814
	Schoeller-Bleckmann Oilfield Equipment AG	33,158	3,471,103
*	Sparkassen Immobilien AG	58,185	659,853
	UBM Realitaetenentwicklung AG	1,440	107,522
#	Uniqa Versicherungen AG	180,069	5,486,329
	Wolford AG	11,165	390,557
*	Zumtobel AG	52,134	1,626,848

TOTAL — AUSTRIA			63,475,100

BELGIUM — (3.1%)
COMMON STOCKS — (3.1%)
*	Abfin SA	2,560	—
	Ackermans & Van Haaren	84,298	9,233,050
*	Agfa Gevaert NV	284,547	2,181,371
	Banque Nationale de Belgique	980	4,550,136
#	Barco NV	54,729	3,727,180

1

#	Bekaert SA	58,440	9,390,711
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	263,714
*	Compagnie du Bois Sauvage SA	87	28
#	Compagnie d’Entreprises CFE	41,600	4,560,402
#	Compagnie Immobiliere de Belgique SA	10,849	676,211
	Compagnie Maritime Belge SA	63,197	4,326,141
#	Deceuninck NV	63,700	1,195,222
	D’Ieteren NV SA	13,235	4,054,863
#	Duvel Moorgat SA	9,169	642,081
	Econocom Group SA	67,440	879,269
#	Elia System Operator SA NV	115,749	4,881,124
	Euronav SA	89,385	3,759,917
#	EVS Broadcast Equipment SA	5,500	518,929
#	Exmar NV	78,816	2,279,499
	Floridienne SA	2,033	370,386
	Henex	7,487	570,429
*	ICOS Vision Systems NV	35,433	2,004,095
	Image Recognition Integrated Systems (I.R.I.S.)	6,471	532,724
* #	Innogenetics NV	75,886	675,165
*	Integrated Production & Test Engineering NV	9,275	143,777
* #	International Brachtherapy SA	35,773	230,874
* #	Ion Beam Application	69,021	1,913,454
#	Jensen-Group NV	14,485	197,405
#	Kinepolis	16,788	885,487
	Lotus Bakeries SA	1,401	610,039
#	Melexis NV	88,696	1,595,957
	Omega Pharma SA	85,933	3,596,867
* #	Option NV	114,120	1,065,180
	Picanol	16,620	334,729
*	Real Software NV	606,720	245,258
#	Recticel SA	52,387	768,268
*	Resilux	4,095	236,607
	Rosier SA	655	374,278
#	Roularta Media Group NV	17,839	1,041,586
	Sapec SA	3,635	675,560
*	SAPEC SA	75	272
#	Sioen Industries NV	52,140	739,630
	Sipef NV	2,481	2,027,864
*	Spector Photo Group SA	81,828	155,325
*	Systemat-Datarelay SA	26,232	208,201
*	Telenet Group Holding NV	153,336	3,915,950
	Ter Beke NV	2,281	188,442
	Tessenderlo Chemie NV	92,963	5,079,784
	Unibra SA	1,600	335,535
	Van De Velde NV	28,456	1,371,752
#	VPK Packaging Group SA	13,446	660,088
* #	Zenitel VVPR	28,851	59,247
TOTAL COMMON STOCKS			89,930,063

2

RIGHTS/WARRANTS — (0.0%)
*	Real Software NV STRIP VVPR	606,720	9,439
*	Zenitel VVPR Contingent Rights	8,654	135
TOTAL RIGHTS/WARRANTS			9,574

TOTAL — BELGIUM			89,939,637

DENMARK — (2.2%)
COMMON STOCKS — (2.2%)
	Aarhus Lokalbank A.S.	8,030	259,487
	Aktieselskabet Ringkjoebing Bank A.S.	5,665	555,000
#	Aktieselskabet Roskilde Bank A.S.	32,685	1,423,053
	Aktieselskabet Skjern Bank A.S.	3,276	281,220
#	Alk-Abello A.S.	14,295	1,836,236
*	Alm. Brand A.S.	28,360	1,703,265
	Amagerbanken A.S.	33,345	1,498,832
	Ambu A.S.	22,100	392,204
	Arkil Holdings A.S. Series B	780	183,538
	Auriga Industries A.S. Series B	40,020	1,526,116
#	Bang & Olufsen Holding A.S. Series B	31,337	1,727,307
* #	Bavarian Nordic A.S.	17,626	837,539
#	BoConcept Holding A.S.	5,650	349,048
	Bonusbanken A.S.	69,455	372,080
* #	Brodrene Hartmann A.S. Series B	5,865	183,380
* #	Brondbyernes I.F. Fodbold A.S. Series B	15,450	207,500
*	Capinordic A.S.	216,300	527,692
	D/S Norden A.S.	10,125	1,263,124
	Dalhoff, Larson & Horneman A.S. Series B	32,000	459,992
*	Danionics A.S. Series A	32,000	47,433
#	Dantherm Holding A.S.	13,100	326,022
	DFDS A.S.	11,910	1,914,817
	DiBa Bank A.S.	11,660	559,544
	Djursland Bank A.S.	4,485	701,514
	East Asiatic Co., Ltd. A.S.	50,573	3,766,931
*	EDB Gruppen A.S.	5,780	195,337
	F.E. Bording A.S.	600	97,175
#	Fionia Bank A.S.	65,160	1,535,608
	Fluegger A.S. Series B	4,198	442,266
#	Forstaedernes Bank A.S.	65,613	1,619,846
*	GPV Industi A.S.	2,200	80,372
	Gronlandsbanken	768	113,337
#	H&H International A.S. Series B	1,920	548,779
	Harboes Bryggeri A.S.	10,250	331,230
* #	Hedegaard A.S.	1,560	247,277
	Hojgaard Holding A.S. Series B	2,750	104,349
#	IC Companys A.S.	33,305	1,471,038
*	Incentive A.S.	3,575	13,794
	Lan & Spar Bank A.S.	5,150	444,720

3

*	Lastas A.S. Series B	11,200	293,469
	Lollands Bank A.S.	750	52,486
* #	Maconomy Corp. A.S.	63,000	228,382
#	Mols-Linien A.S.	28,500	1,313,882
* #	NeuroSearch A.S.	43,254	2,427,502
	NKT Holding A.S.	44,540	3,758,720
	Nordjyske Bank A.S.	17,600	531,989
#	Norresundby Bank A.S.	7,350	537,020
	Ostjydsk Bank A.S.	2,554	415,274
* #	Parken Sport & Entertainment A.S.	8,474	2,296,287
	Per Aarsleff A.S. Series B	6,145	993,400
*	Pharmexa A.S.	142,740	66,026
#	Ringkjoebing Landbobank Aktieselskab	15,330	2,523,405
	Roblon A.S. Series B	540	122,508
#	Royal Unibrew A.S.	12,690	1,430,017
*	RTX Telecom A.S.	14,000	90,115
	Salling Bank A.S.	910	153,466
	Sanistal A.S. Series B	4,436	458,171
#	Satair A.S.	8,525	465,571
#	Schouw & Co.	73,068	3,091,569
	SimCorp A.S.	16,940	3,289,692
#	Sjaelso Gruppen A.S.	68,030	1,637,999
	SKAKO Industries A.S.	5,130	138,925
* #	Skandinavian Brake Systems A.S.	1,925	76,413
*	Solar Holdings A.S. Series B	1,237	112,332
*	Sondagsavisen A.S.	36,665	228,162
	Spar Nord Bank A.S.	118,769	2,117,218
	Sparbank	10,930	586,106
	Sparekassen Faaborg A.S.	2,027	739,933
	Sydbank A.S.	26,711	1,149,197
	Thrane & Thrane A.S.	8,858	526,409
#	Tivoli A.S.	997	831,900
*	TK Development A.S.	91,456	1,390,387
* #	TopoTarget A.S.	151,600	386,044
	Vestfyns Bank A.S.	680	120,564
	Vestjysk Bank A.S.	29,755	1,234,953

TOTAL — DENMARK			65,963,495

FINLAND — (5.2%)
COMMON STOCKS — (5.2%)
	Alandsbanken AB Series B	18,190	707,461
*	Aldata Solutions Oyj	194,535	357,152
#	Alma Media	286,800	3,836,336
	Amanda Capital Oyj	67,120	381,218
#	Amer Sports Oyj Series A	316,440	5,643,097
	Aspo Oyj	70,175	658,460
#	BasWare Oyj	34,550	423,664
*	Biotie Therapies Corp.	265,590	243,759

4

	Cargotec Oyj Series B	113,014	4,769,411
#	Componenta Oyj	34,400	518,725
#	Comptel P.L.C.	334,565	765,600
	Cramo Oyj	107,300	2,125,523
#	Efore Oyj	129,540	195,355
* #	Elcoteq SE	66,810	688,537
#	Elektrobit Corp.	401,120	805,178
	Elisa Oyj	310,427	6,921,474
#	Etteplan Oyj	62,600	472,905
#	Finnair Oyj	191,942	1,716,509
#	Finnlines Oyj	110,260	2,383,194
	Fiskars Oyj Abp Series A	185,921	3,608,424
#	F-Secure Oyj	447,078	2,017,921
*	GeoSentric Oyj	225,900	24,601
	Glaston Oyj Abp	131,940	593,312
#	HKScan Oyj Series A	74,560	1,112,542
#	Huhtamaki Oyj	348,750	3,729,452
	Ilkka-Yhtyma Oyj	35,460	607,483
#	Ixonos P.L.C.	26,100	152,369
	KCI Konecranes Oyj	251,100	11,519,353
#	Kemira Oyj	256,300	3,644,333
	Laennen Tehtaat Oyj	18,920	449,556
#	Lassila & Tikanoja Oyj	121,476	3,179,758
	Lemminkainen Oyj	52,700	2,795,066
	Martela Oyj	1,060	15,571
#	M-Real Oyj Series B	775,393	2,197,657
*	Neomarkka Oyj	16,652	271,811
#	Nokian Renkaat Oyj	377,280	19,488,258
	Nordic Aluminium Oyj	10,440	354,745
	Okmetic Oyj	54,904	239,346
	OKO Bank P.L.C. Class A	246,498	5,077,105
#	Olvi Oyj Series A	32,290	1,298,058
	Oriola-KD Oyj Class A	26,000	118,555
	Oriola-KD Oyj Class B	27,565	124,396
	Orion Oyj Series A	87,252	1,901,182
#	Orion Oyj Series B	251,321	5,394,788
*	Outotec Oyj	4,500	307,851
	PKC Group Oyj	48,390	595,234
#	Ponsse Oyj	82,280	1,682,601
	Poyry Oyj	186,140	5,140,580
	Raisio P.L.C.	476,433	1,301,793
#	Ramirent Oyj	308,660	3,983,199
	Rapala VMC Oyj	116,640	817,811
#	Raute Oyj Series A	10,390	224,034
#	Rocla Oyj	12,300	210,286
	Scanfil Oyj	123,479	426,531
	Sponda Oyj	159,511	1,658,790
	Stockmann Oyj Abp Series A	45,225	1,910,231
#	Stockmann Oyj Abp Series B	102,904	4,066,805

5

*	Suominen Oyj	17,955	47,611
	SYSOPENDIGIA P.L.C.	55,020	268,829
#	Talentum Oyj	133,500	650,602
	Tecnomen Oyj	196,570	330,521
#	Teleste Oyi	53,559	446,823
	TietoEnator Oyj	285,929	6,342,325
#	Tiimari P.L.C.	18,880	122,803
	Trainers’ House P.L.C.	107,200	198,400
	Tulikivi Oyj	79,440	184,561
	Turkistuottajat Oyj	8,490	115,840
#	Uponor Oyj Series A	212,400	4,619,971
#	Vacon Oyj	44,337	1,983,413
#	Vaisala Oyj Series A	40,300	1,787,123
	Viking Line AB	10,710	641,764
	YIT Oyj	290,790	8,551,564

TOTAL — FINLAND			152,147,096

FRANCE — (10.5%)
COMMON STOCKS — (10.5%)
	Akka Technologies SA	5,500	112,536
	Ales Groupe SA	33,613	890,001
*	Alten	62,436	2,505,564
* #	Altran Technologies SA	351,511	3,203,987
	April Group SA	72,959	4,085,697
* #	Archos	22,331	349,136
#	Arkema	205,315	13,114,887
#	Assystem	54,087	831,227
*	Atos Origin SA	69,835	4,123,549
	Aubay	28,405	264,910
	Audika SA	22,509	1,156,865
* #	Avanquest Software	19,360	150,677
*	Axorys SA	11,700	13,106
* #	Baccarat SA	1,090	371,763
#	Banque Tarneaud SA	1,430	293,772
	Beneteau SA	182,095	4,751,341
*	Bigben Interactive	7,762	89,791
	bioMerieux	14,590	1,573,204
#	Boiron SA	25,907	764,201
	Boizel Chanoine Champagne SA	6,304	824,641
	Bonduelle SCA	13,165	1,524,483
#	Bongrain SA	15,098	1,410,310
#	Bourbon SA	151,879	10,480,472
*	Bull SA	298,028	1,311,717
	Burelle SA	4,030	783,767
#	Cafom SA	5,092	138,817
#	Canal Plus SA	280,788	2,755,729
#	Carbone Lorraine SA	56,469	3,474,234
	CBo Territoria	28,320	145,457

6

#	Cegedim SA	11,509	991,341
	Cegid Group	22,866	745,308
*	Cesar SA	14,219	48,284
#	Clarins SA	44,302	2,914,523
* #	Club Mediterranee SA	46,578	2,701,469
	Compagnie Industrielle et Financiere D’Entreprises	300	118,893
*	Compagnie International Andre Trigano SA	983	95,684
*	CS Communication & Systemes	7,938	218,617
	Damartex SA	21,869	614,084
	Delachaux SA	28,440	2,761,423
#	Derichebourg	627,328	5,960,307
*	Dollfus Mieg & Cie SA	54,239	97,883
*	EDF Energies Nouvelles SA	4,662	330,725
#	Electricite de Strasbourg	23,384	4,690,342
	Esso Ste Anonyme Francaise	9,211	2,325,633
	Establissements Maurel et Prom	304,876	7,625,535
	Etam Developpement SA	23,815	926,480
	Euler Hermes SA	20,175	1,903,357
*	Euro Disney SCA	89	15
* #	Euro Disney SCA	49,814	851,934
	Exel Industries SA	11,164	782,049
	Explosifs et de Produits Chimiques	524	337,299
* #	Faurecia SA	60,033	2,985,397
#	Fimalac SA	30,857	2,053,275
	Finuchem SA	18,510	254,954
#	Fleury Michon SA	4,694	234,077
	Francois Freres (Tonnellerie) SA	3,839	199,988
	Gascogne SA	7,112	722,842
	Gaumont SA	14,607	1,341,633
* #	GECI International	63,334	325,260
*	GECI International I07 Shares	10,786	4,363
	Geodis SA	17,364	3,622,606
	Gevelot SA	3,584	301,880
#	GFI Informatique SA	126,539	865,899
	Gifi	7,579	610,315
	Ginger (Groupe Ingenierie Europe)	10,357	225,219
#	GL Events	38,586	1,540,851
#	GPe Pizzorno	5,200	157,788
	Grands Moulins de Strasbourg	110	93,695
*	Groupe Ares	21,994	84,166
	Groupe Crit	24,673	780,689
	Groupe Flo SA	22,019	219,359
* #	Groupe Go Sport SA	2,740	172,553
	Groupe Guillin SA	1,200	102,272
*	Groupe Open	27,590	493,868
#	Groupe Steria SCA	51,952	1,600,026
#	Guerbet SA	5,997	1,193,008
#	Guyenne et Gascogne SA	26,000	3,957,542
	Haulotte Group SA	57,491	1,180,745

7

#	Havas SA	1,200,777	5,308,357
	Idsud	2,227	84,960
	IMS International Metal Service SA	55,060	2,125,242
*	Infogrames Entertainment SA	22,492	413,648
#	Ingenico SA	104,551	3,689,643
* #	Ipsen SA	15,549	1,044,519
	Ipsos SA	86,106	3,167,779
	Lafuma SA	6,384	362,481
	Laurent-Perrier	12,172	1,848,714
* #	Lectra	85,992	534,931
	Lisi SA	16,534	1,748,938
* #	LVL Medical Groupe SA	24,346	549,882
#	M6 Metropole Television	61,717	1,425,115
#	Maisons Franc	12,826	628,693
	Manitou BF SA	48,280	1,501,674
	Manutan International SA	13,920	1,002,749
	MGI Coutier SA	2,753	94,725
*	MoneyLine SA	11	—
	Montupet SA	32,450	373,871
#	Mr. Bricolage SA	23,846	619,049
#	Naturex	6,954	331,521
	Neopost SA	52,369	6,061,275
	Nexans SA	95,135	12,975,038
	Nexity	82,640	3,331,370
#	Norbert Dentressangle	12,697	1,204,717
#	NRJ Group	177,024	1,754,348
	Oberthur Card Systems SA	146,029	1,101,681
*	Oeneo	102,487	319,136
	Orco Property Group	23,394	1,816,560
* #	Orpea	100,822	5,699,729
* #	Osiatis	1,400	8,920
	Paris Orleans et Cie SA	2,660	107,962
	Pierre & Vacances	16,031	1,821,791
	Plastic Omnium SA	30,846	1,041,861
	Plastivaloire SA	4,552	147,167
#	PSB Industries SA	8,438	423,076
	Radiall SA	5,387	623,527
	Rallye SA	79,415	6,033,459
*	Recylex SA	35,449	630,472
	Remy Cointreau SA	75,348	4,455,083
	Rhodia SA	201,262	4,612,878
	Robertet SA	3,167	473,193
*	Rodriguez Group SA	27,733	535,280
	Rougier SA	6,120	614,779
#	Rubis SA	31,132	2,963,304
*	S.T. Dupont SA	39,440	17,164
	Sabeton SA	13,500	263,893
	Saft Groupe SA	42,516	2,004,460
	SAMSE SA	8,800	989,594

8

#	SCOR SE	276,843	6,988,834
	SEB SA	29,333	5,772,518
#	Sechilienne SA	52,820	4,463,694
	Securidev SA	2,500	101,358
*	Seloger.com	2,853	116,773
#	Signaux Girod SA	894	104,259
*	Smoby SA	1,172	51,053
#	Societe BIC SA	87,318	4,346,572
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	4,006,356
#	Societe Immobiliere de Location pour l’Industrie et le Commerce	8,586	1,188,331
#	Societe Industrielle D’Aviations Latecoere SA	21,731	426,286
	Societe Marseillaise du Tunnel Prado Carenage	11,588	486,764
	Societe Pour l’Informatique Industrielle SA	40,908	322,243
* #	Soitec SA	231,215	1,933,706
*	Solving International SA	13,265	70,159
#	Somfy SA	22,500	6,229,225
	Sopra Group SA	23,668	2,000,809
#	Sperian Protection	19,071	2,455,900
#	Spir Communication SA	7,977	711,989
#	Stallergenes SA	33,674	2,969,874
	STEF-TFE	29,698	1,933,358
	Sucriere de Pithiviers Le Vieil	1,825	1,475,781
	Synergie SA	33,924	1,029,354
#	Teleperformance SA	162,718	6,895,239
	Tessi SA	5,050	290,860
* #	Theolia SA	88,858	3,200,023
*	Thomson	36,984	235,274
*	Toupargel Groupe	21,016	601,741
#	Trigano SA	59,181	1,614,446
*	UbiSoft Entertainment SA	100,941	9,785,713
#	Union Financiere de France Banque SA	16,369	794,268
	Valeo SA	220,648	8,800,490
*	Valtech	295,958	211,672
	Viel et Compagnie	162,852	1,015,855
	Vilmorin et Cie SA	19,383	3,824,289
	Virbac SA	16,735	1,550,560
	VM Materiaux SA	6,914	689,835
	Vranken Pommery Monopole	9,879	776,594
#	Zodiac SA	109,073	5,778,296
TOTAL COMMON STOCKS			307,999,855

RIGHTS/WARRANTS — (0.0%)
*	Akka Technologies SA	3,400	53
*	Ales Groupe SA Warrants 03/23/09	316	2,458
*	Bigben Interactive Warrants 12/31/08	2,100	2,222
*	Cybergun Warrants Series A 01/31/08	1,136	18
*	Cybergun Warrants Series B 07/15/10	1,136	18
*	Groupe Ares Warrants 12/18/08	4,713	3,006

9

*	Groupe Focal SA Warrants 02/21/10	466	—
*	Groupe Steria SCA Rights 11/28/07	5,000	778
*	Infogrames Entertainment SA Warrants 12/31/09	77,830	7,265
*	LVL Medical Groupe SA Rights 06/02/08	24,346	379
TOTAL RIGHTS/WARRANTS			16,197

TOTAL — FRANCE			308,016,052

GERMANY — (11.9%)
COMMON STOCKS — (11.9%)
*	3U Holding AG	117,766	109,915
#	A.S. Creation Tapeton AG	6,853	437,035
* #	AAP Implantate AG	47,250	152,889
#	Aareal Bank AG	119,547	3,553,471
	ADCapital AG	33,040	557,640
* #	Adlink Internet Media AG	71,772	1,548,853
* #	ADVA AG Optical Networking	96,672	432,383
	Agrob AG	5,800	110,250
	Aixtron AG	266,763	3,958,692
#	Altana AG	199,681	3,782,999
#	Amadeus Fire AG	16,192	373,210
	Andreae-Noris Zahn AG	27,200	1,453,615
*	Artnet AG	16,292	204,854
*	Augusta Technologie AG	27,184	631,738
#	Baader Wertpapierhandelsbank AG	142,376	898,215
* #	Balda AG	155,088	469,095
*	Bauer AG	956	100,333
#	Beate Uhse AG	84,361	159,876
#	Bechtle AG	40,189	1,265,457
	Bertrandt AG	23,282	974,329
*	Beta Systems Software AG	8,550	70,924
#	Bilfinger Berger AG	134,277	12,346,657
*	Biolitec AG	26,843	291,846
#	Biotest AG	22,203	1,636,699
*	BKN International AG	35,508	144,677
* #	BMP AG	50,479	126,406
#	Boewe Systec AG	15,333	510,009
* #	Borussia Dortmund GmbH & Co. KGaA	208,512	531,828
* #	Business Media China AG	15,212	384,596
#	Cenit AG	18,394	244,088
* #	CENTROTEC Sustainable AG	42,280	832,317
#	Cewe Color Holding AG	13,917	493,539
#	ComBOTS AG	58,253	978,490
	Comdirect Bank AG	135,842	1,756,248
* #	Computerlinks AG	16,965	314,972
*	Condomi AG	1,800	—
#	Conergy AG	94,598	1,880,463
#	CTS Eventim AG	53,393	2,211,565
	Curanum AG	83,165	606,194

10

*	D. Logistics AG	113,203	261,983
* #	D+S europe AG	77,965	1,572,373
	DAB Bank AG	133,926	1,155,912
#	Data Modul AG	10,414	290,161
*	DEAG Deutsche Entertainment AG	51,845	112,053
*	Demag Cranes AG	2,105	121,455
#	Deutsche Euroshop AG	87,386	3,552,287
	Deutsche Wohnen AG	70,767	1,656,204
#	Deutz AG	257,064	2,805,169
#	Dierig Holding AG	10,500	113,654
	Douglas Holding AG	103,337	5,550,076
#	Dr. Hoenle AG	14,858	206,460
*	Drillisch AG	92,184	634,547
#	Duerr AG	38,845	1,914,761
#	DVB Bank AG	15,627	6,636,334
*	Easy Software AG	13,167	88,636
	Elexis AG	32,938	926,100
* #	Elmos Semiconductor AG	34,592	328,608
* #	ElreingKlinger AG	6,000	672,187
* #	EM. Sports Media AG	160,173	697,685
	Epcos AG	233,608	4,414,909
	Erlus AG	297	160,612
* #	Escada AG	40,309	897,818
#	Euwax AG	18,514	1,478,767
* #	Evotec AG	196,039	390,099
	Fielmann AG	58,362	4,484,619
* #	FJA AG	77,417	283,828
	Freenet AG	231,964	3,939,894
#	Fuchs Petrolub AG	30,747	3,295,527
#	GBW AG	28,417	596,833
#	Gerry Weber International AG	49,579	1,799,716
	Gesco AG	9,455	808,249
#	GFK AG	77,709	3,346,633
* #	GFT Technologies AG	66,050	261,433
* #	GPC Biotech AG	106,084	421,965
	Grammer AG	5,985	158,160
#	Grenkeleasing AG	32,424	1,300,162
	Hamborner AG	63,000	828,820
* #	Hansa Group AG	146,815	383,984
#	Hawesko Holding AG	20,044	736,695
	Heidelberger Druckmaschinen AG	158,748	3,973,907
* #	Hoeft & Wessel AG	20,622	175,022
* #	IKB Deutsche Industriebank AG	21,843	128,247
	Indus Holding AG	41,345	1,603,027
#	Innovation in Traffic Systems AG	23,949	298,327
*	Integralis AG	34,269	277,725
#	INTERSEROH AG	22,803	2,241,758
* #	Intershop Communications AG	58,426	249,464
	Isra Vision Systems AG	10,917	237,472

11

	IVG Immobilien AG	74,201	1,777,840
* #	IVU Traffic Technologies AG	40,338	54,560
* #	Jenoptik AG	157,826	1,264,450
	K&S AG	7,406	3,471,408
*	Kampa AG	28,404	164,274
	KERAMAG Keramische Werke AG	13,000	1,426,689
*	Kloeckner & Co. AG	31,906	1,910,214
#	Kontron AG	181,781	3,041,543
#	Krones AG	69,935	5,831,064
#	KSB AG	4,521	3,289,527
	Kuka AG	85,711	2,897,007
	KWS Saat AG	24,461	6,071,596
#	Lanxess AG	225,235	10,155,259
* #	Leifheit AG	12,500	235,058
#	Leoni AG	115,861	5,886,017
*	Loewe AG	25,187	540,396
* #	LPKF Laser & Electronics AG	28,874	197,049
#	MasterFlex AG	10,531	263,169
*	Mediclin AG	79,703	271,141
*	Medigene AG	90,111	860,383
#	Medion AG	84,110	1,802,415
#	Mensch und Maschine Software AG	27,532	228,923
#	MLP AG	220,135	3,923,741
*	Mologen AG	22,062	269,118
*	Morphosys AG	19,723	1,417,200
	MTU Aero Engines Holding AG	168,097	7,254,614
#	Muehlabauer Holdings AG & Co. KGAA	15,349	593,545
	MVV Energie AG	140,767	6,819,425
#	Nemetschek AG	23,340	627,601
* #	Nexus AG	37,949	169,576
#	Norddeutsche Affinerie AG	155,196	7,425,376
* #	Nordex AG	87,845	3,973,952
#	OHB Technology AG	37,069	620,032
	Oldenburgische Landesbank AG	4,234	335,947
	P&I Personal & Informatik AG	17,889	480,998
* #	Paion AG	51,500	126,545
	Paragon AG	22,134	253,733
	PC-Ware AG	15,184	281,976
#	Pfeiffer Vacuum Technology AG	31,639	3,129,226
#	Pfleiderer AG	171,935	3,324,950
*	Pixelpark AG	89,712	99,036
* #	Plambeck Neue Energien AG	148,115	685,303
*	Praktiker Bau- Und Heimwerkermaerkte AG	57,274	1,490,467
* #	Premiere AG	314,084	6,690,657
#	Progress-Werk Oberkirch AG	6,250	319,649
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	330,639
*	Pulsion Medical Systems AG	26,674	198,188
* #	PVATepla AG	51,882	668,666
* #	QIAGEN NV	521,102	10,434,990

12

* #	QSC AG	295,921	1,103,753
#	R. Stahl AG	14,839	690,905
#	Rational AG	15,083	3,360,020
	REALTECH AG	13,541	284,660
	Renk AG	19,400	1,827,626
* #	REpower Systems AG	21,093	6,851,351
#	Rheinmetall AG	110,565	8,756,152
#	Rhoen-Klinikum AG	293,208	9,042,433
#	Ruecker AG	21,675	260,441
*	S.A.G. Solarstrom AG	47,672	147,185
	Sartorius AG	32,181	1,231,081
	Schlott Sebaldus AG	15,429	376,940
	Sektkellerei Schloss Wachenheim AG	15,120	153,208
*	Senator Entertainment AG	980	1,856
*	SGL Carbon AG	224,335	16,588,313
* #	Silicon Sensor International AG	12,195	159,695
* #	Singulus Technologies AG	112,455	1,475,607
*	Sinner AG	2,660	82,114
#	Sixt AG	38,312	2,043,948
#	SM Wirtschaftsberatungs AG	18,841	298,598
#	Software AG	72,145	5,387,745
*	Solar Millennium AG	35,500	1,783,077
* #	Solon AG fuer Solartechnik	18,988	1,361,052
#	Stada Arzneimittel AG	178,386	11,759,669
#	STINAG Stuttgarter Invest AG	36,048	1,602,989
*	Stoehr & Co. AG	16,000	105,632
#	Strabag AG	10,386	4,234,516
	Stratec Biomedical Systems AG	27,297	743,641
#	Sued-Chemie AG	29,146	4,260,848
	Suedzucker AG	35,773	806,044
* #	Suess Microtec AG	59,969	469,486
	Symrise AG	88,863	2,212,145
*	Syzygy AG	30,656	158,791
#	Takkt AG	146,687	2,657,589
*	TDS Informationstechnologie AG	89,063	510,985
#	Technotrans AG	21,735	434,467
*	Telegate AG	20,500	356,312
#	Teles AG	41,582	120,232
	Textilgruppe Hof AG	12,170	151,452
* #	Tomorrow Focus AG	101,081	457,219
#	Umweltbank AG	17,805	448,251
	United Internet AG	65,269	1,428,280
#	Utimaco Safeware AG	35,121	511,377
	VBH Holding AG	9,415	89,463
#	Vivacon AG	60,307	811,613
#	Vossloh AG	34,930	5,036,157
	Wanderer-Werke AG	7,903	153,753
*	Washtec AG	54,420	921,099
	Wincor Nixdorf AG	115,500	9,164,668

13

*	Wirecard AG	210,816	4,092,585
#	Wuerttembergische Lebensversicherung AG	28,123	1,376,514
#	Wuerttembergische Metallwarenfabrik AG	30,330	1,614,010
* #	Zapf Creation AG	29,235	186,009

TOTAL — GERMANY			348,735,372

GREECE — (3.6%)
COMMON STOCKS — (3.6%)
	A. Kalpinis - N. Simos Steel Service Center	89,586	225,946
*	Aegek S.A.	437,330	149,213
	Alapis Holdings Industrial & Commercial S.A.	1,954,662	6,394,855
*	Alco Hellas ABEE S.A.	103,281	165,794
*	Alfa Alfa Energy S.A.	3,810	8,239
*	Alfa Alfa Holdings S.A.	104,982	—
	Alfa-Beta Vassilopoulos S.A.	21,502	1,609,740
*	Alte Technical Co.	85,048	10,585
*	Altec S.A. Information & Communication Systems	80,278	172,242
*	Alumil Milonas Aluminum Industry S.A.	52,886	280,678
*	Alysida S.A.	2,376	7,360
	Anek Lines S.A.	639,521	2,039,796
	Aspis Bank S.A.	228,007	978,338
*	Astir Palace Hotels S.A.	98,660	868,090
	Athens Medical Center S.A.	150,874	692,791
*	Atlantic Supermarkets S.A.	35,080	98,006
	Atti-Kat S.A.	196,084	195,236
	Autohellas S.A.	83,520	463,164
*	Babis Vovos International Construction S.A.	61,592	2,107,655
*	Balafas S.A.	15,200	4,493
*	Balkan Export S.A.	41,970	221,716
*	Bank of Attica S.A.	202,121	1,181,578
	Bank of Greece	60,332	8,645,809
	Benrubi S.A.	27,741	180,321
*	C. Rokas S.A.	44,569	977,109
	Centric Multimedia S.A.	51,942	214,129
	Daios Plastics S.A.	16,350	253,477
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	158,341	1,064,544
*	Dynamic Life S.A.	16,440	—
	Edrasis-C.Psalllidas Technical Co.	69,338	100,395
*	Elbisco Holding S.A.	28,098	43,237
*	Elektrak S.A.	36,580	299,805
	Elektroniki Athinon S.A.	34,490	374,474
*	Elephant S.A.	26,310	—
*	Empedos S.A.	15,974	1,988
*	Emporiki Bank of Greece S.A.	4,980	147,173
	ETEM S.A.	72,082	160,449
*	Etma Rayon S.A.	11,242	24,660
	Euro Reliance General Insurance Co. S.A.	55,110	214,157
	Euromedica S.A.	64,900	675,474

14

*	European Technical S.A.	32,750	11,719
	Everest S.A.	68,950	369,428
	EYDAP Athens Water Supply & Sewage Co. S.A.	28,481	481,087
	F.G. Europe S.A.	4,536	16,300
*	Forthnet S.A.	115,475	1,031,649
	Fourlis Holdings S.A.	131,115	4,445,127
	Frigoglass S.A.	88,060	2,960,367
	GEK Group of Cos S.A.	176,229	2,444,148
	General Commercial S.A.	64,410	80,102
*	Geniki Bank	241,630	1,441,368
*	Greek Postal Savings Bank	328,733	5,801,322
	Halkor S.A.	226,556	805,483
*	Hatzioannou Holdings S.A.	157,062	290,866
	Hellenic Cables S.A.	65,236	364,848
	Hellenic Duty Free Shops S.A.	101,270	1,797,965
	Hellenic Exchanges S.A.	117,927	2,258,512
*	Hellenic Sugar Industry S.A.	87,664	542,789
	Hellenic Technodomiki Tev S.A.	506,350	6,373,333
	Heracles General Cement Co. S.A.	93,293	2,390,709
*	Iaso S.A.	175,950	2,497,782
	Inform P. Lykos S.A.	35,570	198,456
*	Informatics S.A.	3,778	1,822
*	Intersat S.A.	19,392	—
	Intracom Holdings S.A.	313,706	1,234,499
*	Intracom Technical & Steel Constructions S.A.	105,050	147,251
*	Ionian Hotel Enterprises S.A.	16,914	418,754
*	Ipirotiki Software & Publications S.A.	22,110	66,731
	J&P-Avax S.A.	163,746	1,237,351
	Karelia Tobacco Co., Inc. S.A.	5,810	601,312
	Kathimerini Publishing S.A.	47,170	441,665
	Katselis Sons S.A. Bread Industry	41,545	75,682
	Lambrakis Press S.A.	118,587	684,065
*	Lan-Net S.A.	126,887	35,599
	Lavipharm S.A.	96,324	304,866
*	Loulis Mills S.A.	41,702	200,049
*	M.J. Mailis S.A.	154,984	212,461
*	Maritime Company of Lesvos S.A.	299,836	265,729
	Metka S.A.	100,500	2,126,235
	Michaniki S.A.	165,545	1,188,482
	Minoan Lines S.A.	248,689	1,832,819
*	Motodynamic S.A.	5,118	37,495
	Motor Oil (Hellas) Corinth Refineries S.A.	108,795	2,641,884
*	Multirama S.A.	10,990	107,340
	Mytilineos Holdings S.A.	254,516	3,400,150
	Neochimiki Lv Lavrentiadis S.A.	106,158	3,139,571
	Nirefs Acquaculture S.A.	143,700	561,326
*	Parnassos Enterprises S.A.	50,700	144,343
*	Pegasus Publishing S.A.	95,510	381,094
*	Petzetakis S.A.	49,310	52,791

15

*	Piraeus Leasing S.A.	5,765	44,874
*	Piraeus Port Authority S.A.	12,293	439,625
*	Promota Hellas S.A.	8,860	3,170
*	Proton Bank S.A.	5,073	59,031
	Real Estate Development & Services S.A.	94,497	475,530
	S&B Industrial Minerals S.A.	56,301	921,995
	Sanyo Hellas S.A.	168,151	196,060
	Sarantis S.A.	77,120	1,439,049
	Sato S.A.	62,978	148,975
*	Selected Textile Industry Assoc. S.A.	87,690	73,694
	Sfakianakis S.A.	91,320	1,019,173
*	Singularlogic S.A.	100,470	436,850
*	Spyroy Agricultural Products S.A.	61,348	183,397
*	Stabilton S.A.	27,530	3,426
*	Technical Olympic S.A.	298,025	278,190
*	Technodomi M.Travlos Brothers S.A.	13,910	4,544
	Teletypos S.A. Mega Channel	72,717	796,028
	Terna Tourist Technical & Maritime S.A.	101,190	1,314,935
*	Themeliodomi S.A.	37,422	21,541
*	Thessaloniki Port Authority S.A.	4,311	199,039
	Thrace Plastics Co. S.A.	109,280	217,483
	Titan Cement Co. S.A.	54,523	2,457,893
	Viohalco S.A.	418,755	3,923,351
*	Vioter S.A.	167,883	198,225

TOTAL — GREECE			104,253,520

IRELAND — (2.7%)
COMMON STOCKS — (2.7%)
	Abbey P.L.C.	86,889	694,802
*	Aer Lingus Group P.L.C.	43,504	113,428
*	Aminex P.L.C.	440,966	219,546
*	Blackrock International Land P.L.C.	897,420	329,473
	C&C Group P.L.C.	375,871	3,019,028
*	Datalex P.L.C.	248,822	216,805
	DCC P.L.C.	318,216	7,405,168
	Donegal Creameries P.L.C.	26,085	249,292
*	Dragon Oil P.L.C.	1,481,861	15,289,406
	FBD Holdings P.L.C.	130,021	4,856,422
	Fyffes P.L.C.	1,051,012	1,321,679
	Glanbia P.L.C.	788,830	6,051,238
	Greencore Group P.L.C.	618,747	2,940,103
*	Horizon Technology Group P.L.C.	236,352	415,150
	IAWS Group P.L.C.	361,987	8,822,282
	IFG Group P.L.C.	205,432	653,385
	Independent News & Media P.L.C.	1,004,522	3,597,149
*	IONA Technologies P.L.C.	100,946	345,961
	Irish Continental Group P.L.C.	93,833	2,956,410
* #	Kenmare Resources P.L.C.	2,265,253	2,328,074

16

	Kingspan Group P.L.C.	362,142	3,840,437
*	Lantor	34,575	—
	McInerney Holdings P.L.C.	657,135	920,455
	Paddy Power P.L.C.	185,965	6,701,407
*	Providence Resources P.L.C.	6,258,198	972,533
	Readymix P.L.C.	323,262	615,375
	Total Produce P.L.C.	897,420	861,284
	United Drug P.L.C.	813,952	4,907,200
*	Waterford Wedgwood P.L.C.	7,869,750	88,177
TOTAL COMMON STOCKS			80,731,669

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	34,575	—

TOTAL — IRELAND			80,731,669

ITALY — (6.6%)
COMMON STOCKS — (6.6%)
*	A.S. Roma SpA	293,436	603,021
	ACEA SpA	183,885	3,838,875
	Acegas-APS SpA	114,287	957,074
#	Actelios SpA	343,329	3,997,872
*	Aedes SpA	324,161	897,758
#	Aeroporto de Firenze SpA	17,918	501,920
#	Amplifon SpA	521,701	1,634,829
#	Astaldi SpA	222,877	2,087,751
*	Autogrill SpA, Novara	184,428	2,714,766
#	Azimut Holding SpA	437,146	4,469,360
#	Banca Finnat Euramerica SpA	706,431	938,968
	Banca Generali SpA	13,208	110,940
#	Banca Ifis SpA	54,527	821,921
#	Banca Intermobiliare SpA	319,984	2,489,509
*	Banca Italease SpA	183,202	2,090,201
#	Banca Piccolo Credito Valtellinese Scarl SpA	476,578	5,340,037
#	Banca Popolare dell’Etruria e del Lazio Scrl	280,346	3,382,098
* #	Banca Profilo SpA	253,156	555,749
	Banco di Desio e della Brianza SpA	293,962	3,102,802
	Beghelli SpA	427,981	628,717
	Benetton Group SpA	215,540	2,892,082
	Beni Stabili SpA, Roma	1,309,500	1,391,076
	Biesse SpA	55,616	1,138,205
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	653,186
	Brembo SpA	145,288	1,707,244
#	Bulgari SpA	407,043	4,704,012
	C.I.R. SpA - Compagnie Industriali Riunite	1,475,764	4,057,586
	Caltagirone Editore SpA	173,503	986,868
#	Caltagirone SpA	255,879	2,090,268
	Cam Finanziaria SpA	36,527	49,903

17

	Carraro SpA	85,800	763,484
#	Cembre SpA	40,330	367,072
#	Cementir SpA	262,430	2,257,043
* #	Ciccolella SpA	30,000	83,393
*	Cirio Finanziaria SpA	175,000	—
	Class Editore SpA	165,655	311,559
#	Credito Artigiano SpA	371,969	1,539,858
#	Credito Bergamasco SpA	137,120	5,938,655
#	Credito Emiliano SpA	230,198	2,481,852
*	Cremonini SpA	218,517	1,018,880
*	CSP International Fashion Group SpA	87,961	203,305
	Danieli & Co. SpA	97,048	4,027,129
	Davide Campari - Milano SpA	470,657	4,455,079
	De Longhi SpA	314,782	1,469,250
* #	Digital Multimedia Technologies SpA	25,000	858,298
	Emak SpA	57,399	443,459
* #	EnerTad SpA	95,849	375,238
#	ERG SpA	195,275	4,469,229
	Ergo Previdenza SpA	128,343	825,887
#	Esprinet SpA	81,154	606,670
* #	Fiera Milano SpA	37,863	408,957
*	Fin.Part SpA	133,481	—
	Gefran SpA	31,849	235,494
#	Gemina SpA	1,185,871	1,742,812
#	Geox SpA	79,455	1,025,221
#	Gewiss SpA	249,008	1,495,693
#	Granitifiandre SpA	82,117	864,169
* #	Greenergycapital SPA	4,794	8,354
#	Gruppo Ceramiche Ricchetti SpA	127,131	333,343
*	Gruppo Coin SPA	77,286	456,568
#	Gruppo Editoriale L’Espresso SpA	808,634	2,480,779
*	Guala Closures SpA	100,675	624,629
#	Hera SpA	844,353	3,581,635
	I Grandi Viaggi SpA	98,547	226,542
#	Immsi SpA	717,616	1,001,505
*	Impregilo SpA	1,215,577	7,492,033
#	Indesit Co. SpA	204,479	2,565,331
#	Industria Macchine Automatique SpA	72,957	1,574,564
	Industria Romagnola Conduttori Elettrici SpA	43,452	176,147
#	Intek SpA	661,259	664,411
	Interpump Group SpA	248,737	2,429,038
#	Iride SpA	1,538,279	5,190,358
* #	Isagro SpA	16,993	137,007
#	Italmobiliare SpA	23,578	2,328,834
* #	Juventus Football Club SpA	403,805	645,834
*	KME Group SpA	479,430	845,655
	Marazzi Group SPA	56,765	624,666
#	Mariella Burani SpA	58,212	1,587,966
#	Marr SpA	131,000	1,389,104

18

	Meliorbanca SpA	249,443	1,009,324
	Milano Assicurazioni SpA	611,640	3,848,804
	Mirato SpA	36,779	478,785
#	Mondadori (Arnoldo) Editore SpA	372,799	2,719,485
*	Monrif SpA	315,834	312,450
*	Montefibre SpA	260,521	208,125
	Navigazione Montanari SpA	263,594	1,095,563
*	NGP SpA	17,891	9,742
*	Nice SpA	13,196	62,779
*	Opengate Group SpA	4,000	11,886
*	Pagnossin SpA	9,000	—
	PanariaGroup Industrie Ceramiche SpA	42,000	217,733
	Permasteelisa SpA	67,249	1,444,480
*	Piaggio & C SpA	318,261	768,700
* #	Pininfarina SpA	31,285	371,708
	Pirelli & C.Real Estate SpA	41,706	1,071,983
* #	Poligrafici Editoriale SpA	257,869	259,691
	Premafin Finanziaria SpA	1,099,328	2,448,158
	Premuda SpA	335,331	730,945
*	RDM Realty SpA	5,771	24,062
	Recordati SpA	402,035	3,217,949
*	Reno de Medici SpA	683,435	404,519
*	Richard-Ginori 1735 SpA	140,800	90,248
* #	Risanamento Napoli SpA	372,485	810,769
#	Sabaf SpA	23,325	722,530
	SAES Getters SpA	30,068	807,332
	Safilo Group SpA	307,754	860,127
#	SAVE SpA	97,954	1,523,277
*	Schiapparelli 1824 SpA	1,322,152	88,186
	Smurfit Sisa SpA	69,977	218,792
*	Snia SpA	334,003	318,635
* #	Societa Partecipazioni Finanziarie SpA	959,063	671,654
#	Societe Cattolica di Assicurazoni Scrl SpA	156,803	7,731,261
* #	Socotherm SpA	66,740	573,697
#	Sogefi SpA	324,310	1,668,712
	Sol SpA	194,092	1,419,947
*	Sorin SpA	1,111,854	1,920,538
* #	Stefanel SpA	96,348	172,543
*	Tecnodiffusione Italia SpA	3,332	10,367
* #	Telecom Italia Media SpA	6,317,650	1,268,826
* #	Tiscali SpA	1,176,229	4,394,821
#	Tod’s SpA	51,986	3,240,181
	Trevi Finanziaria SpA	125,441	3,221,628
*	Viaggi del Ventaglio SpA	173,948	136,222
	Vianini Industria SpA	59,070	302,044
	Vianini Lavori SpA	180,752	2,924,175
	Vincenzo Zucchi SpA	144,350	657,394
	Vittoria Assicurazioni SpA	62,484	1,241,416
TOTAL COMMON STOCKS			193,178,780

19

RIGHTS/WARRANTS — (0.0%)
*	Banca Popolare dell’Etruria e del Lazio Scrl Rights 06/13/08	280,346	54,518
*	Intek SpA Rights 06/13/08	178,760	27,115
*	Negri Bossi SpA Warrants 06/30/10	38,000	14,484
TOTAL RIGHTS/WARRANTS			96,117

TOTAL — ITALY			193,274,897

NETHERLANDS — (6.0%)
COMMON STOCKS — (6.0%)
#	Aalberts Industries NV	365,614	8,025,840
#	Accell Group NV	34,374	1,381,455
*	AFC Ajax NV	18,134	209,087
	Amsterdam Commodities NV	60,689	451,602
#	Arcadis NV	186,219	4,468,124
#	ASM International NV	202,031	5,140,245
*	Atag Group NV	4,630	2,089
	Batenburg Beheer NV	5,153	463,677
* #	BE Semiconductor Industries NV	142,819	738,037
#	Beter Bed Holding NV	69,403	1,436,499
	Boskalis Westminster CVA	137,027	8,315,306
	Brunel International NV	65,086	1,675,717
#	Corporate Express NV	441,331	5,814,896
	Crown Van Gelder NV	18,307	365,688
* #	Crucell NV	237,868	4,542,223
* #	Crucell NV ADR	45,768	874,626
	DOCdata NV	22,463	235,977
#	Draka Holding NV	48,947	1,891,357
	Eriks Group NV	43,983	3,090,052
	Exact Holding NV	97,790	3,467,120
	Fornix Biosciences NV	29,890	789,038
	Gamma Holding NV	21,255	1,448,947
	Grontmij NV	78,112	3,607,438
#	Heijmans NV	91,720	2,825,641
	ICT Automatisering NV	35,281	482,139
	Imtech NV	256,265	7,191,040
#	Innoconcepts NV	78,009	1,371,934
#	Jetix Europe NV	133,537	3,731,737
	Kas Bank NV	49,050	2,236,180
	Kendrion NV	41,018	1,105,196
	Koninklijke Bam Groep NV	428,118	10,001,024
* #	Koninklijke Econosto NV	1,348	17,228
	Koninklijke Ten Cate NV	98,255	3,526,852
	Koninklijke Vopak NV	73,543	5,357,834
*	Laurus NV	262,779	1,748,593
#	Macintosh Retail Group NV	99,784	2,627,432
*	Maverix Capital NV	1,500	—

20

#	Nederlandsche Apparatenfabriek NV	29,670	1,181,846
	Nutreco Holding NV	143,491	10,423,358
#	Oce NV	347,053	4,889,055
	OPG Groep NV	214,534	5,244,182
	Ordina NV	155,263	2,688,430
* #	Pharming Group NV	285,229	314,854
*	Punch Graphix NV	12,412	78,989
* #	Qurius NV	351,539	366,009
	Randstad Holdings NV	59,303	2,585,014
	Royal Reesink NV	2,050	325,105
* #	RSDB NV	12,436	734,428
*	Samas NV	114,215	609,651
	Sligro Food Group NV	154,740	6,803,662
	Smit Internationale NV	45,380	5,080,640
	Stern Groep NV	1,258	58,214
* #	Tele Atlas NV	351,470	16,400,618
#	Telegraaf Media Groep NV	173,335	6,056,180
*	Textielgroep Twenthe NV	1,000	3,889
	TKH Group NV	101,120	2,705,616
*	Tulip Computers NV	47,757	301,756
	Unit 4 Agresso NV	76,624	2,075,706
	USG People NV	192,665	4,401,775
* #	Van der Moolen Holding NV	117,201	595,731
TOTAL COMMON STOCKS			174,582,578

RIGHTS/WARRANTS — (0.0%)
*	Accell Group NV Coupons	34,374	—
*	Eriks Group NV Coupons	43,983	—
*	Smit Internationale NV Coupons	45,380	—
TOTAL RIGHTS/WARRANTS			—

TOTAL — NETHERLANDS			174,582,578

NORWAY — (2.9%)
COMMON STOCKS — (2.9%)
#	Acta Holding ASA	584,100	1,571,435
* #	Aker Yards ASA	359,443	4,123,468
#	Aktiv Kapital ASA	72,417	1,132,087
#	Arendals Fosse Kompani ASA	100	38,477
	Austevoll Seafood ASA	12,352	85,897
* #	Awilco Offshore ASA	207,051	2,895,525
* #	Birdstep Technology ASA	111,000	169,853
* #	Blom ASA	80,567	796,879
#	Bonheur ASA	67,400	3,379,533
* #	BW Gas ASA	83,929	822,326
#	Camillo Eitze & Co. ASA	58,200	751,145
#	Cermaq ASA	186,800	2,396,811
* #	Det Norske Oljeselskap ASA	2,367,200	4,618,566
	DOF ASA	115,506	1,331,844

21

	EDB Business Partner ASA	149,417	1,053,877
*	Eitzen Chemical ASA	68	260
#	Ekornes ASA	110,190	1,906,167
* #	Eltek ASA	126,859	1,030,651
*	Ementor ASA	155,351	1,186,693
	Farstad Shipping ASA	60,790	1,676,995
	Ganger Rolf ASA	54,353	2,413,609
*	Gregoire ASA	25,808	7,585
	Havila Shipping ASA	22,400	382,334
* #	Ignis ASA	37,372	34,448
* #	IOT Holdings ASA	75,603	26,665
	Itera Consulting Group ASA	168,000	152,918
	Kongsberg Automotive ASA	125,200	661,245
	Kongsberg Gruppen ASA	49,500	4,042,001
*	Kverneland Group ASA	258,080	707,800
#	Leroy Seafood Group ASA	92,100	1,939,732
* #	Marine Harvest	1,735,400	1,166,025
*	Nordic Semiconductor ASA	51,200	265,833
* #	Norse Energy Corp. ASA	655,400	1,016,819
* #	Norwegian Air Shuttle ASA	31,600	513,939
* #	Ocean Rig ASA	505,762	4,442,747
	Odfjell ASA Series A	94,900	1,477,479
#	Olav Thon Eiendomsselskap ASA	13,360	2,066,616
* #	Petrolia Drilling ASA	1,520,000	872,039
*	Photocure ASA	33,562	237,094
* #	Q-Free ASA	85,000	196,470
*	Revus Energy ASA	31,609	541,865
	Rieber and Son ASA Series A	109,654	956,640
* #	Roxar ASA	101,454	114,446
	Scana Industrier ASA	252,423	716,390
*	Sevan Marine ASA	378,500	6,024,143
* #	Software Innovation ASA	51,795	101,261
	Solstad Offshore ASA	59,900	1,659,234
* #	Songa Offshore ASA	77,833	1,236,192
	SpareBank 1 SMN	150,192	1,617,273
*	Synnove Finden ASA	27,317	112,824
#	Tandberg ASA Series A	271,010	4,823,793
* #	Tandberg Data ASA	1,222	477
*	TGS Nopec Geophysical Co. ASA	333,740	5,296,771
#	Tomra Systems ASA	604,728	4,322,765
	TTS Marine ASA	32,900	519,810
	Veidekke ASA	319,230	2,566,245
	Wilh. Wilhelmsen ASA	60,800	2,264,451

TOTAL — NORWAY			86,466,467

22

PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
*	Altri SGPS SA	52,390	351,480
#	Banco BPI SA	185,558	908,993
	Corticeira Amorim	230,410	559,768
	Finibanco Holdings SGPS SA	197,573	1,213,298
	Ibersol SGPS SA	20,401	259,921
* #	Impresa Sociedade Gestora de Participacoes SA	380,332	959,620
* #	Investimentos Participacoes e Gestao SA	319,480	402,365
	Jeronimo Martins SGPS SA	753,805	5,435,420
#	Mota-Engil SGPS SA	351,723	2,989,860
* #	Novabase SGPS	67,691	464,161
* #	ParaRede SGPS SA	545,591	152,531
#	Portucel-Empresa Produtora de Pasta de Papel SA	851,940	2,993,005
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	290,120	3,148,070
#	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	1,094,716
	Sociedade de Investimento e Gestao SGPS SA	265,882	3,634,375
#	Sonae Industria SGPS SA	280,469	1,635,569
* #	Sonaecom SGPS SA	583,911	2,039,189
*	Sporting Sociedade Desportiva de Futebol	10,459	28,316
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	217,206
* #	Teixeira Duarte Engenharia e Construcoes SA	756,680	1,931,496
	Toyota Caetano Portugal SA	54,900	760,151
TOTAL COMMON STOCKS			31,179,510

RIGHTS/WARRANTS — (0.0%)
*	Banco BPI SA Rights 06/11/08	185,558	33,198

TOTAL — PORTUGAL			31,212,708

SPAIN — (4.5%)
COMMON STOCKS — (4.5%)
#	Abengoa SA	105,048	3,704,735
#	Adolfo Dominguez SA	20,351	551,850
#	Amper SA	90,745	1,562,972
#	Antena 3 de Television SA	247,218	2,534,140
* #	Avanzit SA	571,836	2,425,983
* #	Azkoyen SA	67,174	579,022
#	Banco de Andalucia SA	9,800	890,939
	Banco de Credito Balear SA	35,424	968,532
#	Banco Guipuzcoano SA	336,566	5,386,911
#	Banco Pastor SA	128,523	1,885,277
*	Baron de Ley SA	14,325	1,086,621
*	Bolsas y Mercados Espanoles	52,912	2,456,635
* #	Campofrio Alimentacion SA	96,667	1,543,183
#	Cementos Portland Valderrivas SA	29,396	2,776,316
	Compania Vinicola del Norte de Espana SA	16,600	455,645
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	3,472,158
* #	Corporacion Dermoestetica	65,100	526,847
* #	Dogi International Fabrics SA	111,418	150,920
#	Duro Felguera SA	177,786	1,814,712

23

#	Ebro Puleva SA	269,019	5,415,041
#	Electnor SA	102,087	4,978,269
* #	Ercros SA	2,328,584	1,014,362
* #	Espanola del Zinc SA	29,250	101,339
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	416,421	5,153,407
*	Faes Farma SA	42,921	531,178
*	General de Alquiler de Maquinaria	19,649	529,062
	Grupo Catalana Occidente SA	132,449	4,225,480
#	Grupo Empresarial Ence SA	368,840	3,401,958
#	Iberia Lineas Aereas de Espana SA	1,381,661	4,530,310
	Iberpapel Gestion SA	26,621	654,112
#	Inbesos SA	12,494	118,602
	Indra Sistemas SA	47,420	1,294,215
	Inmobiliaria del Sur SA	2,764	232,192
#	La Seda de Barcelona SA	1,981,134	4,006,958
#	Mecalux SA	61,329	1,813,365
#	Miquel y Costas & Miquel SA	26,111	473,290
#	Natra SA	88,094	1,000,252
* #	Natraceutical SA	746,798	906,480
* #	NH Hoteles SA	260,195	4,034,903
*	Nicolas Correa SA	26,994	262,521
*	Obrascon Huarte Lain SA	107,743	4,400,665
#	Papeles y Cartones de Europa SA	199,144	1,861,286
	Pescanova SA	26,443	1,424,169
#	Prim SA	32,582	562,084
*	Prim SA Issue 08	3,258	56,209
#	Promotora de Informaciones SA	233,643	3,843,910
	Prosegur Cia de Seguridad SA	80,342	3,538,137
#	Service Point Solutions SA	474,916	1,670,203
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	220,774	601,627
#	Sol Melia SA	212,854	2,780,889
#	SOS Cuetara SA	356,909	7,858,274
* #	Tavex Algodonera SA	244,132	608,026
*	Tecnocom Telecomunicaciones y Energia SA	124,371	735,225
#	Tubacex SA	439,949	5,003,699
	Tubos Reunidos SA	408,205	2,654,190
#	Unipapel SA	48,800	1,077,114
* #	Urbas Guadahermosa SA	267,319	137,326
* #	Vertice Trescientos Sesenta Grados SA	57,183	118,147
#	Vidrala SA	63,492	2,130,441
#	Viscofan SA	184,330	4,344,813
#	Vocento SA	196,847	3,183,393
* #	Zeltia SA, Madrid	573,453	4,371,235
TOTAL COMMON STOCKS			132,411,756

RIGHTS/WARRANTS — (0.0%)
*	Prim SA Rights	32,582	55,758

TOTAL — SPAIN			132,467,514

24

SWEDEN — (3.9%)
COMMON STOCKS — (3.9%)
	Aarhuskarlshamn AB	29,944	823,916
#	Acando AB	160,086	368,495
*	Active Biotech AB	77,400	550,209
	Addtech AB Series B	56,300	1,386,850
	AF AB Series B	48,500	1,577,854
* #	Anoto Group AB	261,833	266,383
	Aros Quality Group AB	41,400	262,451
*	Artimplant AB Series B	30,000	16,068
	Atrium Ljungberg AB Series B	15,200	177,983
	Axfood AB	92,000	3,086,091
#	Axis Communications AB	180,094	3,126,100
	B&B Tools AB	66,900	1,936,108
	Ballingslov International AB	82,875	851,596
	Beiger Electronics AB	14,700	378,699
	Beijer Alma AB	58,800	801,168
	Bilia AB Series A	116,725	1,266,553
#	Billerud AB	168,100	1,506,634
*	BioGaia AB Series B	38,000	285,923
*	Biotage AB	141,240	199,152
*	Biovitrum AB	3,390	37,325
	Bong Ljungdahl AB	24,800	161,069
*	Brostrom AB Series B	54,345	404,028
	Cantena AB	58,362	970,751
	Cardo AB	63,000	1,717,816
*	Carl Lamm AB	33,280	331,097
	Castellum AB	420,800	4,633,900
#	Clas Ohlson AB Series B	102,500	1,595,333
	Cloetta AB Series B	28,800	1,020,973
#	Concordia Maritime AB Series B	70,300	270,495
	Consilium AB Series B	16,994	134,996
#	D. Carnegie & Co. AB	186,300	2,673,126
	Elekta AB Series B	311,300	5,596,702
*	Enea Data AB Series B	50,600	354,473
#	Eniro AB	426,756	2,418,540
	Expanda AB	19,547	184,931
	Fabege AB	403,000	3,530,518
	Fagerhult AB	16,800	445,322
	G & L Beijer AB Series B	28,200	830,379
	Geveko AB	10,800	153,041
	Gunnebo AB	106,800	863,446
	Gunnebo Industrier AB	10,000	199,322
	Haldex AB	74,500	1,459,514
	Heba Fastighets AB Series B	43,500	435,206
*	HIQ International AB	126,689	669,823

25

	HL Display AB Series B	57,600	473,558
	Hoganas AB Series B	77,300	1,634,055
*	Hoganas AB Series B Redemption Shares	77,300	193,234
	Holmen AB Series B	18,200	620,909
*	Home Capital AB	25,400	268,794
#	Home Properties AB	25,400	440,266
* #	IBS AB Series B	195,200	382,597
	Industrial & Financial Systems AB Series B	48,760	551,072
	Intrum Justitia AB	163,100	2,842,886
#	JM AB	275,373	4,813,650
*	KappAhl Holding AB	72,459	583,813
	Klovern AB	303,476	1,174,188
	Kungsleden AB	424,500	3,947,275
	Lagercrantz Group AB Series B	64,300	366,715
*	LBI International AB	107,651	432,629
#	Lennart Wallenstam Byggnads AB Series B	123,900	2,468,220
*	Lundin Petroleum AB	40,420	626,644
#	Meda AB Series A	105,190	1,499,018
*	Medivir Series B	44,650	479,712
* #	Micronic Laser Systems AB	105,400	509,741
*	Midelfart Sonesson AB Series B	4,160	6,871
	Munters AB	171,000	1,941,380
	NCC AB Series B	182,120	3,458,589
*	Net Insight AB Series B	924,000	978,839
	New Wave Group AB Series B	107,400	772,139
#	NIBE Industrier AB	185,200	1,485,238
	Nobia AB	433,500	3,042,199
	Nolato AB Series B	66,440	648,135
	OEM International AB Series B	44,400	317,458
#	ORC Software AB	36,300	684,275
*	Pa Resources AB	322,609	3,968,782
*	Partnertech AB	28,800	179,566
	Peab AB Series B	250,400	2,255,673
	Peab Industri AB	125,200	1,321,516
	Poolia AB Series B	36,150	206,634
*	Pricer AB Series B	1,711,500	171,227
	Proact It Group AB	29,000	192,908
*	Proffice AB	215,400	574,390
	Profilgruppen AB	16,300	175,258
#	Q-Med AB	159,200	1,182,345
	RaySearch Laboratories AB	12,700	197,071
* #	Readsoft AB Series B	48,800	113,581
	Rederi AB Transatlantic Series B	95,600	743,132
#	rnb Retail and Brands AB	130,200	576,766
* #	Rottneros Bruk AB	425,600	139,126
*	Scribona AB Series B	226,140	196,096
*	Semcon AB	39,900	505,971
	Sigma AB Series B	25,800	31,204
*	Sintercast AB	11,800	247,803

26

	Skanditek Industrifoervaltnings AB	156,975	578,489
	Skistar AB	94,800	1,501,338
	Studsvik AB	21,900	436,843
	SWECO AB Series B	184,000	1,834,297
* #	Teleca AB Series B	157,200	243,807
	Ticket Travel Group AB	27,152	57,075
*	TradeDoubler AB	26,400	507,700
#	Trelleborg AB Series B	301,555	5,635,824
	Uniflex AB Series B	3,630	66,134
	VBG AB Series B	1,084	20,703
*	Vitrolife AB	41,500	187,721
*	Wedins Skor & Accessoarer AB	113,400	57,612
	Wihlborgs Fastigheter AB	65,658	1,295,186
TOTAL COMMON STOCKS			113,006,236

RIGHTS/WARRANTS — (0.0%)
*	Active Biotech AB Rights 06/09/08	77,400	258

TOTAL — SWEDEN			113,006,494

SWITZERLAND — (9.4%)
COMMON STOCKS — (9.4%)
#	A. Hiestad Holding AG	1,426	2,434,861
*	Actelion, Ltd.	41,496	2,269,556
	AFG Arbonia-Forster Holding AG	4,799	1,402,879
	Allreal Holding AG	32,721	4,174,919
#	Also Holding AG	16,678	908,384
*	Ascom Holding AG	92,504	936,609
	Bachem Holdings AG	26,438	2,412,489
	Bank Coop AG	31,715	2,387,291
	Bank Sarasin & Cie Series B	177,800	8,755,911
	Banque Cantonale de Geneve	4,141	1,032,860
	Banque Cantonale du Jura	4,500	263,407
	Banque Cantonale Vaudoise	9,267	3,341,210
	Banque Privee Edmond de Rothschild SA	161	5,964,536
	Barry Callebaut AG	5,017	3,685,235
	Basellandschaftliche Kantonalbank	600	559,545
*	Basilea Pharmaceutica AG	2,629	420,381
	Basler Kantonalbank	5,250	585,324
	Belimo Holdings AG	1,884	1,850,330
	Bellevue Group AG	27,315	1,638,609
	Berner Kantonalbank	25,110	6,020,802
	Bobst Group AG	36,682	3,002,777
	Bossard Holding AG	8,467	684,847
	Bucher Industries AG	33,489	8,774,660
	Calida Holding AG	396	200,998
*	Card Guard AG	32,013	267,747
	Carlo Gavazzi Holding AG	1,065	197,089

27

	Charles Voegele Holding AG	29,471	2,642,705
	Clariant AG	779,419	8,703,852
	Compagnie Financiere Tradition	5,202	943,706
	Conzzeta Holdings AG	1,415	3,531,504
*	Daetwyler Holding AG	34,800	2,520,164
	Dufry Group	6,429	729,645
	Edipresse SA	1,572	597,879
	Eichhof Holding AG	458	913,392
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	4,247,127
	ELMA Electronic AG	472	279,627
	Emmi AG	13,638	1,838,184
	Ems-Chemie Holding AG	27,759	3,991,883
	Energiedienst Holding AG	8,265	5,075,734
	Feintol International Holding AG	1,601	514,793
	Flughafen Zuerich AG	13,445	5,903,716
#	Forbo Holding AG	5,990	2,938,193
	Fuchs Petrolub AG	19,809	2,099,212
	Galenica Holding AG	15,736	5,607,779
	George Fisher AG	11,318	5,870,315
	Gurit Holding AG	1,326	1,197,252
	Helvetia Holding AG	12,833	5,104,894
	Hexagon AB	81,720	1,683,502
	Implenia AG	49,554	1,611,544
	Industrieholding Cham AG	1,704	679,398
	Interroll-Holding SA	2,475	1,232,578
	Intershop Holding AG	3,444	1,047,608
*	Jelmoli Holding AG (4382641)	1,521	3,946,053
*	Jelmoli Holding AG (4382652)	2,835	1,618,403
#	Kaba Holding AG	10,381	3,397,422
*	Kardex AG	17,985	1,097,453
	Komax Holding AG	9,005	1,369,274
	Kudelski SA	106,944	1,595,262
	Kuoni Reisen Holding AG	13,594	7,266,704
#	Lem Holdings SA	3,651	1,121,020
	Lonza Group AG	81,418	11,283,760
* #	Luzerner Kantonalbank	18,593	4,727,308
	Medisize Holding AG	13,260	1,119,698
	Metraux Services Holdings SA	1,853	305,669
*	Micronas Semiconductor Holding AG	78,808	671,596
*	Mikron Holding AG	43,452	533,691
	Mobilezone Holding AG	115,610	832,220
	Orell Fuessli Holding AG	5,076	954,429
*	Parco Industriale e Immobiliare SA	600	2,015
	Phoenix Mecano AG	3,041	1,604,129
	PSP Swiss Property AG	145,325	8,968,780
	PubliGroupe SA	6,325	1,615,433
	Rieters Holdings AG	15,690	5,574,246
	Romande Energie Holding SA	2,839	6,917,172
* #	Schaffner Holding AG	1,830	403,883

28

#	Schulthess Group AG	14,570	1,041,035
	Schweiter Technology AG	4,193	1,418,261
	Schweizerhall Holding AG	8,648	1,867,572
	Schweizerische National Versicherungs Gesellschaft	1,881	1,456,835
	SIA Abrasives Holding AG	2,381	890,604
	Siegfried Holding AG	8,560	1,340,166
*	Sihl	150	432
	Sika AG	2,963	5,087,099
	Societa Elettrica Sopracenerina SA	2,409	677,423
	Societe Generale d’Affichage	5,872	1,267,689
	St. Galler Kantonalbank	9,217	4,294,010
	Sulzer AG	66,285	8,921,887
	Swiss Prime Site AG	79,934	5,090,320
*	Swisslog Holding AG	798,972	928,110
	Swissquote Group Holding SA	41,220	1,978,803
*	Tamedia AG	15,322	2,130,148
	Tecan Group AG	40,139	2,701,908
* #	Temenos Group AG	152,630	4,698,690
*	Tornos SA	38,028	534,639
*	UMS Schweizerische Metallwerke Holding AG	17,585	387,613
	Valartis Group AG	10,374	606,164
	Valiant Holding AG	59,231	11,052,838
	Valora Holding AG	12,004	3,039,930
	Vaudoise Assurances Holdings SA	3,233	604,639
	Villars Holding SA	150	80,487
	Vontobel Holdings AG	97,572	3,794,848
*	VZ Holding AG	266	19,532
	Walliser Kantonalbank	1,457	668,176
	WMH Walter Meier Holding AG	4,878	936,698
* #	Ypsomed Holdings AG	2,419	227,288
	Zehnder Holding AG	786	1,063,124
	Zueblin Immobilien Holding AG	78,908	725,287
	Zuger Kantonalbank	630	2,206,598
TOTAL COMMON STOCKS			274,343,915

PREFERRED STOCKS — (0.0%)
	Fuchs Petrolub AG	19,809	1,796,635

TOTAL — SWITZERLAND			276,140,550

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $14,335,000 FHLMC 6.50%, 09/01/37, valued at $13,666,563) to be repurchased at $13,466,177	$13,464	13,464,000

29

SECURITIES LENDING COLLATERAL — (23.7%)
@	Repurchase Agreement, Barclays Capital Inc. 2.30%, 06/02/08 (Collateralized by $278,630,000 FNMA 5.300%, 11/27/17 , valued at $283,280,799) to be repurchased at $277,778,671	277,725	277,725,440
@	Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $94,063,628 FNMA 5.500%, 01/01/36 & 5.500%, 07/01/37, valued at $78,065,454) to be repurchased at $76,549,427	76,535	76,534,758
@	Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $31,937,513 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 04/01/18 to 06/01/38, valued at $12,066,790) to be repurchased at $11,832,503	11,830	11,830,186
@	Repurchase Agreement, Merrill Lynch 2.36%, 06/02/08 (Collateralized by $753,874,644 FNMA, rates ranging from 4.722%(y) to 6.596%(y), maturities ranging from 04/01/33 to 01/01/41, valued at $336,601,663) to be repurchased at $330,064,900	330,000	330,000,000
TOTAL SECURITIES LENDING COLLATERAL			696,090,384

TOTAL INVESTMENTS - (100.0%) (Cost $2,239,763,097)			$2,929,967,533

See accompanying Notes to Financial Statements.

30

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value††

COMMON STOCKS — (84.2%)
Consumer Discretionary — (7.4%)
*	AlarmForce Industries, Inc.	700	$4,241
	Astral Media, Inc. Class A	141,347	4,914,995
*	Azure Dynamics Corp.	320,450	90,304
* #	Ballard Power Systems, Inc.	330,452	1,413,467
	BMTC Group, Inc.	32,500	569,470
*	CanWest Global Communications Corp.	132,500	493,408
*	Coastal Contacts, Inc.	146,900	153,760
	Cogeco Cable, Inc.	48,656	1,983,751
#	Corus Entertainment, Inc. Class B	207,300	4,068,388
#	Dorel Industries, Inc. Class B	80,200	2,486,878
	easyhome, Ltd.	3,600	59,783
	Forzani Group, Ltd. Class A	91,000	1,593,599
*	Glacier Ventures International Corp.	85,900	344,949
	Glentel, Inc.	14,700	144,100
*	Great Canadian Gaming Corp.	214,300	2,156,804
* #	Insta-Rent, Inc.	36,500	6,980
*	Kangaroo Media, Inc.	11,400	5,163
	Le Chateau, Inc.	64,800	873,913
	Leon’s Furniture, Ltd.	109,377	1,423,354
	Linamar Corp.	133,380	2,269,984
*	Mad Catz Interactive, Inc.	70,200	50,870
*	Martinrea International, Inc.	173,578	1,519,856
*	MDC Partners, Inc. Class A	67,800	521,328
*	MEGA Brands, Inc.	150,400	491,948
#	Reitmans Canada, Ltd.	136,100	2,534,068
*	RONA, Inc.	335,285	4,160,692
#	Torstar Corp. Class B	156,600	2,077,283
	TVA Group, Inc. Class B	7,000	112,721
	Uni-Select, Inc.	48,500	1,178,331
	Wescast Industries, Inc.	9,900	78,216
*	West 49, Inc.	45,700	36,795
*	Westport Innovations, Inc.	271,537	1,175,130
Total Consumer Discretionary			38,994,529

Consumer Staples — (2.8%)
	Canada Bread Co., Ltd.	11,200	743,961
*	CoolBrands International, Inc.	38,200	26,528
	Corby Distilleries, Ltd.	31,708	638,245
*	Cott Corp.	362,000	1,056,562
	Empire Co., Ltd. Class A	5,700	226,600
	Jean Coutu Group PJC, Inc. Class A	109,100	1,020,067

1

	Maple Leaf Foods, Inc.	183,300	2,169,493
#	Rothmans, Inc.	165,500	4,269,087
*	Saskatchewan Wheat Pool, Inc.	289,900	3,968,035
* #	SunOpta, Inc.	106,700	701,239
	Sun-Rype Products, Ltd.	100	1,067
Total Consumer Staples			14,820,884

Energy — (20.5%)
*	Accrete Energy, Inc.	38,300	225,884
	Akita Drilling, Ltd.	36,500	607,966
*	Alberta Clipper Energy, Inc.	150,700	462,596
*	Anderson Energy, Ltd.	229,333	1,038,646
* #	Antrim Energy, Inc.	244,900	870,065
*	Arawak Energy Corp.	211,200	531,401
*	Arsenal Energy, Inc.	23,000	21,065
* #	Aurora Energy Resources, Inc.	114,700	606,054
* #	Bankers Petroleum, Ltd.	1,072,300	2,179,998
*	Berens Energy, Ltd.	135,300	149,789
*	Birch Mountain Resources, Ltd.	21,051	10,593
* #	Birchcliff Energy, Ltd.	237,100	2,927,956
*	Bow Valley Energy, Ltd.	202,200	1,147,754
*	Breaker Energy, Ltd.	104,100	1,135,713
*	Burmis Energy, Inc.	102,100	455,216
*	Cadence Energy, Inc.	178,900	871,453
	Calfrac Well Services, Ltd.	56,564	1,552,436
*	Calvalley Petroleum, Inc.	287,939	1,324,357
*	Canadian Superior Energy, Inc.	309,556	1,277,355
*	Candax Energy, Inc.	388,500	281,522
*	Canyon Services Group, Inc.	16,600	76,016
* #	Caspian Energy, Inc.	37,500	11,889
*	CE Franklin, Ltd.	15,000	149,607
*	Celtic Exploration, Ltd.	91,800	1,657,500
	CHC Helicopter Corp. Class A	34,100	1,103,377
*	Cinch Energy Corp.	89,600	130,757
* #	Coalcorp Mining, Inc.	187,471	301,886
*	Comaplex Minerals Corp.	40,600	224,738
*	Compton Petroleum Corp.	248,900	2,843,212
* #	Connacher Oil & Gas, Ltd.	553,800	2,586,184
*	Corridor Resources, Inc.	170,180	1,928,570
*	Crew Energy, Inc.	112,800	1,833,454
*	Delphi Energy Corp.	181,300	492,663
* #	Denison Mines Corp.	427,831	3,552,341
*	Duvernay Oil Corp.	92,800	5,276,039
*	Ember Resources, Inc.	22,500	45,290
*	Endev Energy, Inc.	45,600	58,744
	Ensign Energy Services, Inc.	216,000	4,823,913
*	Fairborne Energy, Ltd.	165,400	1,682,965
* #	First Calgary Petroleums, Ltd. Class A	726,800	1,887,222
*	Galleon Energy, Inc. Class A	166,637	2,929,900
*	Gentry Resources, Ltd.	133,500	462,198
*	Great Plains Exploration, Inc.	21,100	19,537
*	Grey Wolf Exploration, Inc.	88,000	221,417

2

*	Highpine Oil & Gas, Ltd.	164,809	2,166,270
*	Iteration Energy, Ltd.	413,600	3,163,607
*	Ivanhoe Energy, Inc.	512,600	1,423,889
*	Mahalo Energy, Ltd.	139,200	378,261
*	Midnight Oil Exploration, Ltd.	24,800	38,688
*	Nuvista Energy, Ltd.	189,021	3,538,437
*	Open Range Energy Corp.	64,000	325,282
*	Pacific Rubiales Energy Corp.	92,005	1,043,586
*	Paramount Resources, Ltd. Class A	96,600	1,657,639
	Pason Systems, Inc.	151,600	2,609,058
*	Petrolifera Petroleum, Ltd.	78,200	731,944
*	ProEx Energy, Ltd.	114,200	2,296,413
*	Profound Energy, Inc.	63,800	280,602
*	ProspEx Resouces, Ltd.	115,668	435,385
	Pulse Data, Inc.	116,224	335,711
*	Pure Energy Services, Ltd.	16,500	128,699
* #	Questerre Energy Corp.	242,500	1,337,460
*	Rock Energy, Inc.	25,900	108,177
	Savanna Energy Services Corp.	152,213	3,279,871
*	Saxon Energy Services, Inc.	191,400	1,352,283
	ShawCor, Ltd.	145,700	5,083,956
*	Storm Cat Energy Corp.	8,800	12,576
*	Storm Exploration, Inc.	88,500	1,367,225
*	Synenco Energy, Inc.	112,200	1,012,917
*	Technicoil Corp.	100,100	130,968
*	Tesco Corp.	78,800	2,606,840
*	Transglobe Energy Corp.	142,700	738,202
	Trican Well Service, Ltd.	233,271	5,026,502
*	TriStar Oil and Gas, Ltd.	31,267	575,557
*	Turnkey E&P, Inc.	23,600	75,531
*	TUSK Energy Corp.	240,300	587,690
*	UEX Corp.	336,088	1,599,936
*	Uranium One, Inc.	699,700	3,506,950
*	Ur-Energy, Inc.	236,500	523,651
*	UTS Energy Corp.	636,800	3,589,050
*	Verenex Energy, Inc.	75,000	672,554
*	Vero Energy, Inc.	81,200	755,938
*	West Energy, Ltd.	158,800	596,139
*	Xtreme Coil Drilling Corp.	56,500	568,639
	ZCL Composite, Inc.	75,000	637,077
Total Energy			108,276,398

Financials — (4.8%)
	AGF Management, Ltd. Class B	245,696	5,625,588
	Canaccord Capital, Inc.	124,800	1,281,159
#	Canadian Western Bank	150,800	3,955,161
	Clairvest Group, Inc.	1,900	29,162
	DundeeWealth, Inc.	51,100	692,751
	EGI Financial Holdings, Inc.	14,350	174,176
	Equitable Group, Inc.	38,500	848,968
	Gluskin Shef & Associates, Inc.	38,900	896,548
	Home Capital Group, Inc.	78,100	3,065,519

3

	Kingsway Financial Services, Inc.	157,300	1,519,807
#	Laurentian Bank of Canada	67,800	2,900,743
	Northbridge Financial Corp.	63,600	2,148,164
*	Pacific and Western Credit Corp.	9,000	46,196
	Quest Capital Corp.	618,801	1,245,574
	Rentcash, Inc.	38,700	173,324
	Sceptre Invesment Counsel, Ltd.	28,300	276,278
	Western Financial Group, Inc.	142,000	593,096
	Xceed Mortgage Corp.	32,800	40,934
Total Financials			25,513,148

Health Care — (4.4%)
*	Adherex Technologies, Inc.	49,000	14,302
*	AEterna Zentaris, Inc.	28,700	41,594
*	Ambrilia Biopharma, Inc.	3,300	1,129
* #	Angiotech Pharmaceuticals, Inc.	325,100	916,143
* #	BioMS Medical Corp.	200,500	706,270
*	Bioniche Life Sciences, Inc.	54,400	46,538
#	Biovail Corp.	302,520	3,519,657
*	Cangene Corp.	110,500	547,162
* #	Cardiome Pharma Corp.	161,200	1,500,704
*	CryoCath Technologies, Inc.	96,400	402,637
*	DiagnoCure, Inc.	36,700	103,422
*	Imaging Dynamics Co., Ltd.	73,200	23,207
*	Isotechnika, Inc.	226,300	268,754
* #	Labopharm, Inc.	228,800	421,401
*	Logibec Group Informatique	1,200	25,362
*	MDS, Inc.	391,708	7,360,294
*	Medicure, Inc.	172,700	11,298
*	Microbix Biosystems, Inc.	27,900	21,060
*	Migenix, Inc.	2,000	463
* #	Neurochem, Inc.	68,200	111,196
*	Novadaq Technologies, Inc.	11,000	34,320
*	Oncolytics Biotech, Inc.	53,600	115,982
*	Oncothyreon, Inc. ADR	9,650	33,582
*	Ondine Biopharma Corp.	60,500	50,538
*	Paladin Labs, Inc.	33,200	370,894
*	Parkbridge Lifestyles Communities, Inc.	31,300	177,984
*	Patheon, Inc.	273,300	1,130,498
* #	ProMetic Life Sciences, Inc.	629,900	266,262
*	QLT, Inc.	143,800	568,774
* #	Resverlogix Corp.	62,700	873,989
*	SemBioSys Genetics, Inc.	17,200	20,080
*	SXC Health Solutions Corp.	83,461	1,358,257
*	Theratechnologies, Inc.	162,200	1,129,654
* #	TLC Vision Corp.	81,000	122,283
*	Transition Therapeutics, Inc.	53,833	631,194
*	TSO3, Inc.	117,300	120,417
Total Health Care			23,047,301

4

Industrials — (9.0%)
	Aecon Group, Inc.	99,500	1,651,323
*	Alexco Resource Corp.	90,800	331,727
*	ATS Automation Tooling System, Inc.	264,017	1,636,820
*	Avcorp Industries, Inc.	24,100	24,740
	Buhler Industries, Inc.	1,468	8,806
*	Carmanah Technologies Corp.	12,200	11,787
*	Ceramic Protection Corp.	8,700	27,406
#	Clarke, Inc.	83,056	533,310
*	Commercial Solutions, Inc.	4,100	4,828
*	Discovery Air, Inc. Class A	258,600	257,663
#	Evertz Technologies, Ltd.	117,300	2,685,764
	Exco Technologies, Ltd.	9,700	30,264
*	Flint Energy Services, Ltd.	67,800	1,617,892
* #	Garda World Security Corp. Class A	58,700	1,036,821
*	GBS Gold International, Inc.	253,200	407,729
*	GLV, Inc.	4,800	70,048
*	Heroux-Devtek, Inc.	59,900	464,201
* #	Hydrogenics Corp.	160,830	140,823
*	Intermap Technologies, Ltd.	111,394	678,275
*	Magellan Aerospace Corp.	35,120	188,572
	Marsulex, Inc.	43,900	590,282
	Methanex Corp.	166,100	4,694,130
*	Northstar Aerospace, Inc.	6,700	17,195
* #	Quebecor World, Inc.	74,800	18,444
	Richelieu Hardware, Ltd.	43,400	864,855
	Ritchie Brothers Auctioneers, Inc.	118,200	3,259,541
*	Royal Laser Corp.	138,300	84,906
#	Russel Metals, Inc.	161,700	4,945,716
*	Silver Standard Resources, Inc.	155,992	4,648,675
*	Stantec, Inc.	115,500	3,371,075
*	The Churchill Corp.	44,513	1,025,466
#	Toromont Industries, Ltd.	164,200	5,050,274
	Transat A.T., Inc. Class A	2,400	52,536
	Transcontinental, Inc. Class A	187,328	3,403,050
* #	Uranium Participation Corp.	197,200	1,970,809
*	Vector Aerospace Corp.	41,200	228,060
*	Vitran Corp., Inc.	20,200	294,787
*	West Timmins Mining, Inc.	242,400	170,773
*	Xantrex Technology, Inc.	78,444	851,863
Total Industrials			47,351,236

Information Technology — (6.0%)
*	20-20 Technologies, Inc.	20,500	119,666
*	Aastra Technologies, Ltd.	42,100	1,093,176
*	Absolute Software Corp.	97,100	1,134,592
* #	AXIA NetMedia Corp.	135,367	388,281
*	Belzberg Techologies, Inc.	18,500	91,979
	Calian Technologies, Ltd.	4,300	54,010
*	Celestica, Inc.	572,107	5,055,454
*	Certicom Corp.	44,100	102,971
*	COM DEV International, Ltd.	173,200	639,738
	Computer Modelling Group, Ltd.	14,300	282,085
	Constellation Software, Inc.	17,700	478,841

5

*	Dalsa Corp.	43,000	601,983
* #	Divestco, Inc.	73,700	193,596
	Enghouse Systems, Ltd.	25,950	169,761
*	Exfo Electro-Optical Engineering, Inc.	92,600	515,376
*	Gemcom Software International, Inc.	117,800	349,748
	Gennum Corp.	77,400	654,348
*	Hemisphere GPS, Inc.	196,500	917,633
*	International Datacasting Corp.	56,000	25,926
*	Intrinsyc Software International, Inc.	508,478	322,405
* #	Kaboose, Inc.	328,100	267,473
*	MacDonald Dettweiler & Associates, Ltd.	81,900	3,501,522
*	March Networks Corp.	43,800	220,851
	Matrikon, Inc.	72,400	298,752
*	Miranda Technologies, Inc.	54,941	475,536
	MKS, Inc.	32,900	52,317
	Mosaid Technologies, Inc.	26,500	402,727
*	Norsat International, Inc.	5,700	8,892
* #	Open Text Corp.	129,400	4,623,289
* #	Points International, Ltd.	311,581	451,567
*	Q9 Networks, Inc.	46,100	554,443
	Quebecor, Inc. Class B	106,193	3,357,007
*	RDM Corp.	27,400	37,642
* #	Sierra Wireless, Inc.	86,900	1,486,816
*	SIRIT, Inc.	108,500	25,662
	Softchoice Corp.	47,471	587,654
*	The Descartes Systems Group, Ltd.	122,700	476,673
*	Tundra Semiconductor Corp.	42,350	196,065
*	Vecima Network, Inc.	28,508	163,542
* #	Webtech Wireless, Inc.	177,500	662,767
*	Wi-LAN, Inc.	262,000	514,191
* #	Zarlink Semiconductor, Inc.	198,586	169,885
Total Information Technology			31,726,842

Materials — (28.2%)
* #	Adanac Molybdenum Corp.	224,000	157,810
*	Alamos Gold, Inc.	220,300	1,467,780
*	Allen-Vanguard Corp.	316,000	830,072
*	Almaden Minerals, Ltd.	87,000	195,260
*	Altius Minerals Corp.	70,600	926,554
	Amerigo Resources, Ltd.	234,265	488,052
*	Anvil Mining, Ltd.	200,440	2,098,003
*	Apollo Gold Corp.	203,412	124,881
*	Aquiline Resources, Inc.	142,800	1,090,833
*	Atna Resource, Ltd.	126,947	97,101
*	Atrium Innovations, Inc.	37,900	654,935
* #	Augusta Resource Corp.	188,974	891,997
* #	Aurelian Resources, Inc.	264,780	1,252,482
*	Aurizon Mines, Ltd.	343,100	1,667,847
*	Baffinland Iron Mines Corp.	336,610	1,151,846
* #	Baja Mining Corp.	327,800	521,260
*	Breakwater Resources, Ltd.	844,900	569,729
*	Caledonia Mining Corp.	463,100	81,564

6

*	Campbell Resources, Inc.	94,387	10,924
*	Canadian Gold Hunter, Corp.	97,636	177,859
*	Canadian Royalties, Inc.	227,980	461,191
*	Canadian Zinc Corp.	226,200	113,828
	Canam Group, Inc. Class A	119,700	1,325,181
*	Candente Resource Corp.	151,465	282,015
*	Canfor Corp.	247,774	2,064,783
*	Capstone Mining Corp.	211,865	904,094
* #	Cardero Resource Corp.	88,760	233,156
*	Carpathian Gold, Inc.	143,472	70,754
	Cascades, Inc.	184,876	1,278,279
*	Catalyst Paper Corp.	682,300	652,360
	CCL Industries, Inc. Class B	66,700	2,295,833
*	Chariot Resouces, Ltd.	841,400	812,947
*	Claude Resources, Inc.	285,200	261,204
*	Crew Gold Corp.	22,300	33,217
* #	Crystallex International Corp.	832,225	670,068
*	Dundee Precious Metals, Inc.	181,254	1,220,400
*	Eastern Platinum, Ltd.	1,756,190	4,931,331
* #	Eastmain Resources, Inc.	29,014	43,217
*	Eldorado Gold Corp.	779,895	6,318,594
* #	Endeavour Silver Corp.	135,200	410,934
*	Entree Gold, Inc.	206,700	297,485
*	Equinox Minerals, Ltd.	672,690	3,114,306
*	Erdene Gold, Inc.	102,889	101,481
*	Etruscan Resources, Inc.	262,575	494,178
*	Euro Goldfields, Ltd.	454,760	2,288,446
*	Far West Mining, Ltd.	116,596	375,510
*	Farallon Resources, Ltd.	814,400	663,913
* #	First Nickel, Inc.	177,300	66,024
*	FNX Mining Co., Inc.	212,706	4,998,677
* #	Formation Capital Corp.	480,200	323,806
* #	Forsys Metals Corp.	196,102	840,775
*	Fortune Minerals, Ltd.	65,670	117,646
*	Fraser Papers, Inc.	39,800	90,928
*	Fronteer Development Group, Inc.	241,700	1,208,987
*	Frontera Copper Corp.	173,500	604,177
* #	Glencairn Gold Corp.	146,967	303,223
*	Globestar Mining Corp.	278,606	499,113
*	Globex Mining Enterprises, Inc.	3,100	10,577
*	Gold Eagle Mines, Ltd.	246,800	1,982,150
*	Golden Peaks Resources	5,500	6,366
* #	Golden Star Resources, Ltd.	778,200	2,333,973
* #	Grande Cache Coal Corp.	176,000	1,627,858
*	Great Basin Gold, Ltd.	440,590	1,507,655
*	Great Panther Resources, Inc.	174,910	253,493
* #	Greystar Resources, Ltd.	109,187	529,671
*	Guyana Goldfields, Inc.	123,252	576,813
*	Hanfeng Evergreen, Inc.	119,591	1,444,336
	Harry Winston Diamond Corp.	155,000	4,615,992
*	High River Gold Mines, Ltd.	912,120	1,606,492
*	HudBay Minerals, Inc.	341,600	6,016,506

7

	IAMGOLD Corp.	839,800	4,978,283
*	Imperial Metals Corp.	61,290	529,255
* #	Inter-Citic Minerals, Inc.	164,825	323,479
*	International Forest Products, Ltd. Series A	128,700	764,221
	International Royalty Corp.	194,580	1,171,083
*	Intertape Polymer Group, Inc.	106,900	296,944
*	Ivernia, Inc.	296,960	346,692
*	Jinshan Gold Mines, Inc.	362,600	1,032,768
*	Kimber Resources, Inc.	21,200	34,992
*	Kirkland Lake Gold, Inc.	140,180	1,398,132
*	La Mancha Resources, Inc.	11,000	5,646
*	Lake Shore Gold Corp.	274,900	445,440
* #	Laramide Resources, Ltd.	158,200	694,195
* #	Linear Gold Corp.	78,035	171,212
*	Major Drilling Group International, Inc.	59,500	3,293,579
*	Malaga, Inc.	65,000	15,700
*	MDN, Inc.	145,080	151,855
*	Mega Uranium, Ltd.	439,400	1,087,886
*	Metallic Ventures Gold, Inc.	12,200	19,032
*	Migao Corp.	106,700	1,018,031
*	Minco Base Metals Corp.	2,780	—
*	Minco Gold Corp.	43,300	53,602
*	Minco Silver Corp.	64,400	240,463
*	Neo Material Technologies, Inc.	245,700	1,164,701
#	Norbord, Inc.	303,100	1,830,314
* #	North American Palladium, Ltd.	143,710	811,406
*	Northgate Minerals Corp.	750,600	2,266,304
	Nova Chemicals Corp.	219,600	5,949,710
*	Nuinsco Resources, Ltd.	19,000	5,163
*	Olympus Pacific Minerals, Inc.	82,500	19,928
*	Orvana Minerals, Corp.	118,300	85,725
*	Pacific Rim Mining Corp.	237,232	202,946
*	Pan Amer Silver Corp.	98,200	3,254,555
*	Pelangio Mines, Inc.	182,700	792,509
* #	Petaquilla Minerals, Ltd.	188,380	362,123
*	Platinum Group Metals Ltd.	133,887	429,851
* #	PolyMet Mining Corp.	268,177	1,036,433
*	Qgx, Ltd.	120,100	430,310
*	Quadra Mining, Ltd.	145,950	3,349,094
* #	Queenston Mining, Inc.	111,125	300,852
*	Redcorp Ventures, Ltd.	899,100	194,552
* #	Resin Systems, Inc.	336,980	471,419
*	Richmont Mines, Inc.	22,200	66,135
* #	Rubicon Minerals Corp.	364,415	491,461
	Samuel Manu-Tech, Inc.	19,700	160,598
*	Scandinavian Minerals, Ltd.	43,830	427,889
* #	Scorpio Mining Corp.	251,700	316,652
*	SEMAFO, Inc.	562,765	775,954
*	Shore Gold, Inc.	486,813	1,705,021
	Silvercorp Metals, Inc.	376,500	2,864,674
* #	Skye Resources, Inc.	134,530	1,045,261
*	St. Andrew Goldfields, Ltd.	96,885	37,053

8

* #	Starfield Resources, Inc.	699,815	774,755
	Stella-Jones, Inc.	23,200	746,948
* #	Stornoway Diamond Corp.	562,122	209,325
*	Suramina Resources, Inc.	5,700	8,433
*	Tanzanian Royalty Exploration Corp.	210,513	1,078,413
*	Taseko Mines, Ltd.	274,700	1,354,700
*	Teal Exploration & Mining, Inc.	43,745	160,698
* #	Tembec, Inc.	3,404	12,507
* #	Thompson Creek Metals Company, Inc.	239,300	5,238,300
* #	Timminco, Ltd.	200,700	6,160,779
*	Tiomin Resources, Inc.	199,455	13,048
*	TVI Pacific, Inc.	169,346	9,374
*	Vaaldiam Resources, Ltd.	292,500	94,203
*	Wesdome Gold Mines, Ltd.	86,000	101,268
	West Fraser Timber Co., Ltd.	96,916	3,449,023
*	Western Canadian Coal Corp.	289,208	2,296,549
	Winpak, Ltd.	49,598	283,531
* #	Yukon-Nevada Gold Corp.	397,400	555,944
Total Materials			149,209,613

Telecommunication Services — (0.0%)
*	Wireless Matrix Corp.	120,000	90,580

Utilities — (1.1%)
*	BioteQ Environmental Technologies, Inc.	156,900	577,953
*	Boralex, Inc. Class A	83,500	1,399,230
* #	Canadian Hydro Developers, Inc.	335,800	2,024,398
#	Emera, Inc.	67,900	1,543,741
*	MAXIM Power Corp.	78,500	465,343
	Pacific Northern Gas, Ltd.	3,900	71,830
Total Utilities			6,082,495

TOTAL COMMON STOCKS			445,113,026

RIGHTS/WARRANTS — (0.0%)
*	Catalyst Paper Corp. Subscription Receipt Rights 04/07/08	237,587	229,553
*	Dundee Precious Metals, Inc. Warrants 06/29/12	4,050	6,216
* #	Tembec, Inc. Warrants 03/03/12	7,566	5,330
TOTAL RIGHTS/WARRANTS			241,099

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $6,540,000 FHLMC 6.275%(r), 09/01/36, valued at $5,087,690) to be repurchased at $5,010,810	$5,010	5,010,000

9

SECURITIES LENDING COLLATERAL — (14.8%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $116,882,321 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 11/01/35 to 03/01/38; FNMA, rates ranging from 4.115%(r) to 5.856%(r), maturities ranging from 12/14/08 to 03/01/38, valued at $79,664,842 ) to be repurchased at $78,118,081	78,103	78,102,786

TOTAL INVESTMENTS - (100.0%)
(Cost $528,818,723)		$528,466,911

See accompanying Notes to Financial Statements.

10

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.4%)
COMMON STOCKS — (0.4%)
*	Alpargatas S.A.I.C.	1,078	$1,568
	Alto Palermo SA Series A	5,000	18,186
	BBVA Banco Frances SA	399,900	810,746
*	Capex SA Series A	158,679	406,518
*	Celulosa Argentina SA Series B	24,922	34,683
*	Central Puerto SA Series B	16,000	30,920
*	Endesa Costanera SA Series B	114,100	141,825
*	Gas Natural Ban SA	345,000	223,691
*	IRSA Inversiones y Representaciones SA	657,649	894,412
*	Juan Minetti SA	353,151	213,338
	Ledesma S.A.A.I.	242,632	397,515
*	MetroGas SA Series B	543,115	211,287
*	Molinos Rio de la Plata SA Series B	596,060	2,073,757
*	Petrobras Energia Participacio	139,720	200,185
	Siderar S.A.I.C. Series A	649,191	6,057,170
	Solvay Indupa S.A.I.C.	555,366	971,359
	Transportadora de Gas del Sur SA Series B	445,280	374,619

TOTAL — ARGENTINA			13,061,779

BRAZIL — (11.6%)
COMMON STOCKS — (2.9%)
	Brasil Telecom Participacoes SA	59,520	1,910,202
	Companhia de Bebidas das Americas	90,424	5,831,834
	Companhia de Concessoes Radoviarias	157,300	3,163,408
	Companhia Siderurgica Nacional SA	502,476	24,498,215
	Companhia Vale do Rio Doce ADR	281,000	11,178,180
	CPFL Energia SA	1,935	45,434
	Empresa Brasileira de Aeronautica SA	557,321	5,239,126
	Petroleo Brasilerio SA ADR (71654V101)	363,200	21,951,808
	Petroleo Brasilerio SA ADR (71654V408)	265,800	18,738,900
	Souza Cruz SA	95,874	2,954,912
	Tele Norte Leste Participacoes SA	59,254	1,890,736
	Tractebel Energia SA	164,900	2,423,062
*	Vivo Participacoes SA	64,140	477,156
	Weg SA	310,566	4,114,785
TOTAL COMMON STOCKS			104,417,758

PREFERRED STOCKS — (8.7%)
	Aracruz Celulose SA Series B	102,635	918,762
#	Aracruz Celulose SA Sponsored ADR	48,400	4,391,816

1

	Banci Itau Holding Financeira SA	1,205,700	37,064,248
	Banco Bradesco SA	1,763,841	42,531,721
	Brasil Telecom Participacoes SA	222,326	3,670,122
	Brasil Telecom Participacoes SA ADR	12,100	994,983
	Brasil Telecom SA	234,762	2,867,950
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	88,100	2,109,200
	Companhia de Bebidas das Americas	83	5,787
#	Companhia de Bebidas das Americas Preferred ADR	382,700	26,280,009
	Companhia Energetica de Minas Gerais	327,796	7,664,376
#	Companhia Energetica de Minas Gerais SA Sponsored ADR	22,240	525,754
	Companhia Vale do Rio Doce Series A	2,323,591	77,457,795
	Companhia Vale do Rio Doce Series B	81,160	—
	Companhia Vale do Rio Doce Sponsored ADR	341,600	11,248,888
*	Empresa Nasional de Comercio Redito e Participacoes SA	480	9,739
	Gerdau SA	378,134	19,035,728
	Klabin SA	412,875	1,632,208
	Lojas Americanas SA	100,000	802,336
	Metalurgica Gerdau SA	148,275	10,255,725
	Tele Norte Leste Participacoes SA	180,034	4,693,170
	Tele Norte Leste Participacoes SA ADR	137,000	3,545,560
	Telecomunicacoes de Sao Paulo SA	247,800	6,951,807
	Telemar Norte Leste SA	63,412	3,742,341
	Tim Participacoes SA ADR	109,680	3,340,853
	Unibanco-Uniao de Bancos Brasileiros SA	40,000	269,290
	Unibanco-Uniao de Bancos Brasileiros SA ADR	46,000	7,216,020
	Unibanco-Uniao de Bancos Brasileiros Units SA	878,094	13,685,634
	Usinas Siderurgicas de Minas Gerais SA Series A	337,962	18,181,171
	Usinas Siderurgicas de Minas Gerais SA Series B	730	41,762
*	Vivo Participacoes SA	531,418	3,678,922
* #	Vivo Participacoes SA ADR	110,000	771,100
	Votorantim Celulose e Papel SA	71,336	2,411,784
TOTAL PREFERRED STOCKS			317,996,561

RIGHTS/WARRANTS — (0.0%)
*	Companhia Brasileira Rights 05/09/08	2,975	6,365
*	Vivo Participacoes SA Rights 06/27/08 (B39M2F6)	11,818	—
*	Vivo Participacoes SA Rights 06/27/08 (B39M2G7)	1,425	657
TOTAL RIGHTS/WARRANTS			7,022

TOTAL — BRAZIL			422,421,341

CHILE — (3.2%)
COMMON STOCKS — (3.2%)
#	Banco de Chile Series F ADR	52,395	2,644,900
	Banco de Credito e Inversiones SA Series A	21,794	644,135
	Banco Santander Chile SA ADR	295,998	15,391,896
	CAP SA	116,535	3,892,989
*	Colbun SA	9,359,730	1,967,988
	Compania Cervecerias Unidas SA ADR	115,400	4,101,316
	Compania General de Electricidad SA	28,230	202,707
	Compania SudAmericana de Vapores SA	557,551	899,369

2

	Compania Telecomunicaciones de Chile SA Sponsored ADR	421,400	2,844,450
	CorpBanca SA	69,972,500	429,200
#	Distribucion y Servicio D&S SA ADR	208,828	4,604,657
	Embotelladora Andina SA Series A ADR	109,600	1,748,120
	Embotelladora Andina SA Series B ADR	89,100	1,585,980
	Empresa Nacional de Electricidad SA Sponsored ADR	514,018	26,189,217
	Empresa Nacional de Telecomunicaciones SA	113,317	1,733,306
	Empresas CMPC SA	46,072	1,615,804
	Empresas Copec SA	298,855	4,528,389
	Enersis SA Sponsored ADR	424,303	8,066,000
#	Lan Airlines SA Sponsored ADR	629,500	7,642,130
	Madeco SA Sponsored ADR	4,450	50,330
	Masisa SA	1,927,650	445,312
	S.A.C.I. Falabella SA	480,511	2,570,326
#	Sociedad Quimica y Minera de Chile SA Sponsored ADR	613,000	20,866,520
#	Vina de Concha y Toro SA Sponsored ADR	67,750	2,567,725
TOTAL COMMON STOCKS			117,232,766

RIGHTS/WARRANTS — (0.0%)
*	Colbun SA Rights 06/25/08	1,703,043	110,949

TOTAL — CHILE			117,343,715

CHINA — (8.0%)
COMMON STOCKS — (8.0%)
#	Air China, Ltd.	1,798,000	1,344,981
	Aluminum Corp. of China, Ltd.	28,000	49,004
#	Aluminum Corp. of China, Ltd. ADR	100,300	4,388,125
	Angang Steel Co., Ltd.	679,640	1,834,702
* #	Anhui Conch Cement Co., Ltd.	292,000	2,623,605
* #	Bank of China, Ltd.	18,151,000	9,275,772
	Bank of Communications Co., Ltd.	4,637,000	6,091,258
#	Beijing Capital International Airport Co., Ltd.	866,000	890,953
	Beijing Enterprises Holdings, Ltd.	259,500	960,040
#	Byd Co., Ltd.	272,900	432,112
	China Construction Bank Corp.	20,375,000	18,191,369
	China COSCO Holdings Co., Ltd.	2,040,000	5,957,034
#	China Everbright, Ltd.	348,600	838,129
	China Insurance International Holdings Co., Ltd.	253,000	720,943
*	China Life Insurance Co., Ltd.	9,000	36,174
* #	China Life Insurance Co., Ltd. ADR	337,222	20,351,348
	China Mengniu Dairy Co., Ltd.	596,000	1,869,761
	China Merchants Holdings (International) Co., Ltd.	746,000	3,224,368
	China Mobile, Ltd.	4,500	66,204
	China Mobile, Ltd. Sponsored ADR	564,277	41,638,000
	China National Building Material Co., Ltd.	512,000	1,243,461
#	China Netcom Group Corp (Hong Kong), Ltd. Sponsored ADR	60,281	3,740,436
*	China Oilfield Services, Ltd.	1,002,000	1,952,759
	China Petroleum and Chemical Corp. (Sinopec)	46,000	46,464
#	China Petroleum and Chemical Corp. (Sinopec) ADR	135,220	13,639,641
	China Resources Enterprise, Ltd.	782,000	2,596,159

3

	China Resources Power Holdings Co., Ltd.	956,000	2,658,538
	China Shenhua Energy Co., Ltd.	2,528,000	11,307,639
#	China Shipping Container Lines Co., Ltd.	2,280,550	1,133,178
	China Shipping Development Co., Ltd.	894,000	3,040,865
* #	China Southern Airlines Co., Ltd. ADR	15,500	497,240
#	China Telecom Corp., Ltd. ADR	114,039	7,744,263
	China Travel International Investment Hong Kong, Ltd.	1,382,000	557,110
	China Unicom, Ltd. ADR	279,022	6,358,911
	Citic Pacific, Ltd.	731,000	3,142,155
	CNOOC, Ltd.	45,000	79,676
#	CNOOC, Ltd. ADR	128,476	22,777,510
	COSCO Pacific, Ltd.	628,000	1,191,359
	Datang International Power Generation Co., Ltd.	2,216,000	1,614,229
	Denway Motors, Ltd.	2,694,000	1,262,844
#	Dongfang Electric Co., Ltd.	94,000	325,807
	Dongfeng Motor Corp.	1,576,000	789,352
* #	Genting International P.L.C.	560,350	251,139
#	GOME Electrical Appliances Holdings, Ltd.	3,928,000	2,395,889
	Guangdong Investment, Ltd.	1,182,000	550,666
#	Guangshen Railway Co., Ltd. Sponsored ADR	15,988	404,816
#	Guangzhou R&F Properties Co., Ltd.	627,200	1,519,474
	Guangzhou Shipyard International Co., Ltd.	34,000	115,566
#	Hengan International Group Co., Ltd.	369,000	1,339,856
	Hopson Development Holdings, Ltd.	258,000	551,338
#	Huadian Power International Corp.	694,000	228,038
#	Huaneng Power International, Inc. ADR	58,354	1,968,864
*	Industrial and Commercial Bank of China (Asia), Ltd.	30,590,000	22,912,249
	Jiangsu Express Co., Ltd.	628,000	478,693
	Jiangxi Copper Co., Ltd.	841,000	1,936,176
	Lenova Group, Ltd.	2,106,000	1,546,327
	Maanshan Iron and Steel Co., Ltd.	994,000	744,690
#	Nine Dragons Paper Holdings, Ltd.	747,000	814,587
#	PetroChina Co., Ltd. ADR	154,573	22,034,381
#	PICC Property and Casualty Co., Ltd.	1,534,000	1,200,977
#	Ping An Insurance (Group) Co. of China, Ltd.	1,080,000	9,029,151
* #	Shanghai Electric Group Co., Ltd.	1,846,000	1,096,149
	Shanghai Industrial Holdings, Ltd.	299,000	1,107,541
	Shimao Property Holdings, Ltd.	823,500	1,374,350
#	Sinofert Holdings, Ltd.	1,390,000	1,070,358
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	15,392	626,762
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	680,000	148,486
#	Tsingtao Brewery Co., Ltd.	194,000	493,794
	Weichai Power Co., Ltd.	61,000	305,969
#	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	28,629	3,126,573
	Zhejiang Expressway Co., Ltd.	732,000	597,956
*	Zijin Mining Group Co., Ltd.	2,610,000	2,478,744
	ZTE Corp.	126,000	618,018

TOTAL — CHINA			291,551,055

4

CZECH REPUBLIC — (1.4%)
COMMON STOCKS — (1.4%)
	CEZ A.S.	381,144	31,488,292
#	Komercni Banka A.S.	27,759	7,214,894
	Phillip Morris CR A.S.	954	332,734
	Telefonica 02 Czech Republic A.S.	230,085	7,243,906
*	Unipetrol A.S.	119,768	2,011,215
	Zentiva NV	38,106	2,448,918

TOTAL — CZECH REPUBLIC			50,739,959

HUNGARY — (1.4%)
COMMON STOCKS — (1.4%)
	ELMU NYRT	185	29,849
	Magyar Telekom Telecommunications P.L.C.	714,375	3,518,244
* #	MOL Hungarian Oil & Gas NYRT	168,429	25,355,807
* #	OTP Bank NYRT	320,801	14,465,920
#	Richter Gedeon NYRT	20,463	4,502,421
#	Tiszai Vegyi Kombinat NYRT	65,273	2,018,517

TOTAL — HUNGARY			49,890,758

INDIA — (10.5%)
COMMON STOCKS — (10.5%)
	Aban Offshore, Ltd.	16,521	1,552,880
*	Adani Enterprises, Ltd.	51,000	952,199
*	Aditya Birla Nuvo, Ltd.	47,172	1,586,790
	Alstom Projects India, Ltd.	32,043	408,648
	Ambuja Cements, Ltd.	1,452,686	3,252,718
	Amtek Auto, Ltd.	55,615	381,940
	Apollo Hospitals Enterprise, Ltd.	21,437	244,102
*	Arvind Mills, Ltd.	90,436	95,446
	Asea Brown Boveri India, Ltd.	162,155	3,900,038
*	Ashok Leyland, Ltd.	621,735	522,211
	Asian Paints (India), Ltd.	81,536	2,463,589
	Aventis Pharma, Ltd.	8,241	153,398
	Axis Bank, Ltd.	349,044	6,522,247
	Bajaj Auto, Ltd.	98,754	1,484,219
*	Bajaj Auto, Ltd.	98,754	1,336,220
*	Bajaj Finserv, Ltd.	98,754	1,501,605
	Bajaj Hindusthan, Ltd.	49,677	221,875
*	Balrampur Chini Mills, Ltd.	41,380	89,028
	BEML, Ltd.	32,527	823,866
	Bharat Forge, Ltd.	174,384	1,050,174
	Biocon, Ltd.	87,444	952,260
	Cadila Healthcare, Ltd.	43,470	301,991
*	Century Textiles & Industries, Ltd.	51,740	840,791
	Chennai Petroleum Corp., Ltd.	63,105	502,472
	Cipla, Ltd.	880,500	4,385,711
	Colgate-Palmolive (India), Ltd.	84,376	826,404
	Crompton Greaves, Ltd.	184,828	1,002,303
	Cummins India, Ltd.	135,892	944,691
	Dabur India, Ltd.	308,253	700,047
*	Dish TV India, Ltd.	304,209	331,127

5

*	Divi’s Laboratories, Ltd.	31,510	1,096,231
	Dr. Reddy’s Laboratories, Ltd.	174,080	2,901,492
	EIH, Ltd.	165,150	498,951
	Exide Industries, Ltd.	202,666	353,677
	Gammon India, Ltd.	46,112	439,769
	GlaxoSmithKline Pharmaceuticals, Ltd.	63,067	1,690,693
	Glenmark Pharmaceuticals, Ltd.	140,860	2,176,882
	Godrej Consumer Products, Ltd.	109,632	350,733
	Godrej Industries, Ltd.	124,636	752,289
	Great Eastern Shipping Co., Ltd.	110,304	1,309,131
	Great Offshore, Ltd.	27,576	468,448
	HCL Infosystems, Ltd.	86,934	338,806
	HCL Technologies, Ltd.	504,326	3,711,181
	HDFC Bank, Ltd.	386,733	12,366,410
	Hero Honda Motors, Ltd. Series B	243,623	4,275,306
	Hindustan Construction Co., Ltd.	40,914	114,486
	Hindustan Unilever, Ltd.	2,562,524	14,295,246
	ICICI Bank Sponsored ADR	629,447	23,749,035
	IDBI Bank, Ltd.	678,674	1,392,884
	India Cements, Ltd.	94,232	354,461
	Indiabulls Financial Services, Ltd.	189,195	1,631,977
*	Indiabulls Securities, Ltd.	189,195	469,032
	Indian Hotels Co., Ltd.	773,952	2,004,549
	Infosys Technologies, Ltd.	657,429	30,453,727
	ITC, Ltd.	3,314,510	17,001,526
	IVRCL Infrastructures & Projects, Ltd.	61,336	597,245
	Jaiprakash Associates, Ltd.	522,020	2,621,474
*	Jammu & Kashmir Bank, Ltd.	20,547	314,539
	Jet Airways (India), Ltd.	19,348	245,007
	Jindal Steel & Power, Ltd.	104,510	5,744,685
	JSW Steel, Ltd.	106,526	2,932,458
	Jubilant Organosys, Ltd.	95,560	787,550
	Lakshmi Machine Works, Ltd.	3,903	137,800
	Larsen & Toubro, Ltd.	216,588	15,175,761
	Lupin, Ltd.	65,216	1,090,370
	Madras Cements, Ltd.	4,361	276,864
	Mahindra & Mahindra, Ltd.	267,561	3,723,843
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	1,651,084
	Maruti Suzuki India, Ltd.	162,177	2,924,527
*	Matrix Laboratories, Ltd.	95,511	417,687
	Moser Baer (India), Ltd.	88,443	378,284
	Motor Industries Co., Ltd.	24,968	2,246,650
	Nagarjuna Construction Co., Ltd.	37,276	172,610
*	Nirma, Ltd.	91,336	337,303
*	NPIL Research & Development	7,600	—
	Pantaloon Retail India, Ltd.	58,580	622,570
	Patni Computer Systems, Ltd.	116,382	748,533
	Petronet LNG, Ltd.	97,953	160,664
*	Piramal Healthcare, Ltd.	76,008	638,755
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	204,004
	Ranbaxy Laboratories, Ltd.	411,794	5,127,736
	Raymond, Ltd.	35,367	218,051

6

*	Reliance Capital, Ltd.	86,097	2,425,269
	Reliance Communications, Ltd.	1,071,955	14,533,262
	Reliance Energy, Ltd.	191,590	6,543,947
	Reliance Industries, Ltd.	1,030,847	58,269,610
*	Reliance Natural Resources, Ltd.	1,721,955	4,096,310
	Satyam Computer Services, Ltd.	772,898	9,579,878
	Sesa GOA, Ltd.	26,750	2,697,846
*	Shree Cement, Ltd.	12,572	231,956
	Siemens India, Ltd.	255,806	3,358,735
	Sterling Biotech, Ltd.	83,096	420,822
*	Sterlite Industries (India), Ltd. Series A	431,495	9,464,945
*	Sun Pharma Advanced Research Co., Ltd.	162,432	343,607
*	Sun Pharmaceuticals Industries, Ltd.	162,432	5,348,426
	Tata Chemicals, Ltd.	130,261	1,236,648
	Tata Consultancy Services, Ltd.	378,487	9,160,142
	Tata Motors, Ltd.	408,049	5,544,092
	Tata Power Co., Ltd.	170,018	5,433,374
	Tata Steel, Ltd.	533,336	11,327,634
	Tata Tea, Ltd.	41,503	842,891
*	Tata Teleservices Maharashtra, Ltd.	1,648,110	1,218,039
	Thermax, Ltd.	46,429	465,784
	Titan Industries, Ltd.	21,191	599,550
	TVS Motor Co., Ltd.	33,921	29,008
	Unitech, Ltd.	343,920	1,876,121
*	United Phosphorus, Ltd.	69,388	556,427
	United Spirits, Ltd.	55,453	2,185,212
	Videsh Sanchar Nigam, Ltd.	155,496	1,640,962
	Wipro, Ltd.	440,456	5,283,020
*	Wire & Wireless India, Ltd.	264,530	224,127
	Wockhardt, Ltd.	38,730	270,763
	Zee Entertainment Enterprises, Ltd.	529,060	2,827,674
*	Zee News, Ltd.	239,188	289,627
TOTAL COMMON STOCKS			381,349,674

PREFERRED STOCKS — (0.0%)
*	Tata Steel, Ltd.	533,337	1,722,934

TOTAL — INDIA			383,072,608

INDONESIA — (1.8%)
COMMON STOCKS — (1.8%)
*	PT Aneka Tambang Tbk	1,270,000	443,186
	PT Astra Agro Lestari Tbk	456,500	1,295,957
	PT Astra International Tbk	4,101,961	9,251,922
*	PT Bakrie & Brothers Tbk	21,200,000	1,206,679
	PT Bank Central Asia Tbk	15,260,000	4,546,664
	PT Bank Danamon Indonesia Tbk	2,896,000	1,772,712
*	PT Bank Mandiri Persero Tbk	5,220,000	1,625,895
*	PT Bank Pan Indonesia Tbk	280,000	18,644
*	PT Bank Rakyat Indonesia Tbk	3,070,000	1,912,046
	PT Bumi Resources Tbk	11,510,000	9,949,699

7

	PT Global Mediacom Tbk	1,100,000	61,438
	PT Gudang Garam Tbk	1,847,500	1,468,325
	PT Indocement Tunggal Prakarsa Tbk	1,210,000	798,686
	PT Indofood Sukses Makmur Tbk	7,143,500	2,147,875
	PT Indosat Tbk	5,352,500	3,296,808
	PT International Nickel Indonesia Tbk	3,310,000	2,168,340
	PT Kalbe Farma Tbk	4,300,000	406,417
	PT Lippo Karawaci Tbk	229,385	17,236
	PT Medco Energi International Tbk	2,396,000	1,299,518
*	PT Panasia Indosyntec Tbk	75,100	3,225
	PT Semen Gresik Tbk	3,194,500	1,508,974
	PT Telekomunikasi Indonesia Tbk	15,037,640	13,052,201
	PT Unilever Indonesia Tbk	4,212,500	3,054,371
	PT United Tractors Tbk	2,206,000	3,425,095

TOTAL — INDONESIA			64,731,913

ISRAEL — (3.9%)
COMMON STOCKS — (3.9%)
	Africa-Israel Investments, Ltd.	21,821	1,800,171
	Bank Hapoalim B.M.	1,583,031	8,102,243
	Bank Leumi Le-Israel	1,637,515	9,000,732
	Bezeq Israeli Telecommunication Corp., Ltd.	2,194,669	4,433,611
	Clal Industries, Ltd.	99,129	555,153
	Clal Insurance Enterprise Holdings, Ltd.	34,963	769,915
	Delek Automotive Systems, Ltd.	11,121	209,620
	Delek Group, Ltd.	4,584	892,132
	Discount Investment Corp.	43,272	1,200,551
	Elbit Systems, Ltd.	51,399	3,233,771
*	First International Bank of Israel, Ltd. (6123804)	133,659	404,067
*	First International Bank of Israel, Ltd. (6123815)	36,426	570,329
	IDB Development Corp., Ltd. Series A	30,082	855,070
	IDB Holding Corp., Ltd.	36,578	992,026
	Israel Chemicals, Ltd.	1,271,740	29,352,327
*	Israel Discount Bank Series A	232,575	595,868
	Koor Industries, Ltd.	15,394	988,441
	Makhteshim-Agan Industries, Ltd.	545,196	5,114,235
	Migdal Insurance Holdings, Ltd.	495,258	748,351
*	NICE Systems, Ltd. Sponsored ADR	78,714	2,754,990
	Ormat Industries, Ltd.	113,997	1,542,262
	Osem Investment, Ltd.	67,801	965,177
	Partner Communications Co., Ltd.	124,006	3,026,509
*	Strauss Group, Ltd.	55,697	890,665
	Teva Pharmaceutical Industries, Ltd.	46,855	2,150,535
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,322,025	60,456,203
	United Mizrahi Bank, Ltd.	284,543	2,446,425

TOTAL — ISRAEL			144,051,379

8

MALAYSIA — (4.2%)
COMMON STOCKS — (4.2%)
	Affin Holdings Berhad	747,600	470,809
*	Airasia Berhad	1,839,000	589,887
	Alliance Financial Group Berhad	1,164,400	1,128,760
	AMMB Holdings Berhad	2,636,359	3,238,568
	Asiatic Development Berhad	454,800	1,164,556
	Batu Kawan Berhad	170,000	582,485
	Berjaya Sports Toto Berhad	1,248,800	1,984,651
	Boustead Holdings Berhad	542,900	904,753
	British American Tobacco Berhad	265,700	3,567,990
	Bumiputra-Commerce Asset Holdings Berhad	4,541,727	13,411,553
	Digi.Com Berhad	582,762	4,765,359
*	EON Capital Berhad	507,100	798,380
	Fraser & Neave Holdings Berhad	61,000	169,494
	Gamuda Berhad	2,662,000	2,013,721
	Genting Berhad	3,486,500	6,614,680
	Hong Leong Bank Berhad	930,550	1,824,244
	Hong Leong Financial Group Berhad	592,429	932,680
	IGB Corp. Berhad	917,900	495,416
	IJM Corp. Berhad	994,800	1,765,665
	IOI Corp. Berhad	5,861,295	13,479,571
	IOI Properties Berhad	151,300	466,782
	KLCC Property Holdings Berhad	778,600	730,237
	KNM Group Berhad	1,052,500	2,258,083
	Kuala Lumpur Kepong Berhad	857,100	4,679,954
	Lafarge Malayan Cement Berhad	626,280	850,446
	Malayan Banking Berhad	4,334,375	10,034,337
*	Malaysian Airlines System Berhad	772,867	844,491
	Malaysian Bulk Carriers Berhad	437,200	555,590
	Malaysian Pacific Industries Berhad	160,400	388,228
	MISC Berhad	2,552,532	7,487,838
	MMC Corp. Berhad	1,503,800	1,651,749
	Nestle (Malaysia) Berhad	222,700	2,026,907
	Oriental Holdings Berhad	241,300	439,505
*	Parkson Holdings Berhad	479,050	902,143
	Petronas Dagangan Berhad	647,000	1,607,098
	Petronas Gas Berhad	1,061,800	3,260,344
	Plus Expressways Berhad	3,046,800	2,894,654
	Pos Malaysia & Services Holdings Berhad	227,300	133,938
	PPB Group Berhad	935,900	3,296,690
	Public Bank Berhad	1,550,201	5,693,962
	Resorts World Berhad	5,603,500	5,637,276
	RHB Capital Berhad	525,900	819,725
	Sarawak Energy Berhad	430,200	398,044
	Shell Refining Co. Federation of Malaysia Berhad	227,000	770,738
	Sime Darby Berhad	3,961,909	11,618,610
	SP Setia Berhad	1,245,450	1,520,992
	Star Publications (Malaysia) Berhad	485,600	524,381
	Telekom Malaysia Berhad	2,832,800	2,709,945
	Tenaga Nasional Berhad	2,495,400	5,428,267
*	TM International Berhad	2,832,800	6,426,259
*	Transmile Group Berhad	164,000	70,774
	UEM World Berhad	911,300	962,411
	UMW Holdings Berhad	729,066	1,473,265

9

	United Plantations Berhad	12,600	53,597
	YTL Corp. Berhad	1,578,966	3,655,701
	YTL Power International Berhad	3,372,332	2,308,325
	Zelan Berhad	353,400	290,082
TOTAL COMMON STOCKS			154,774,590

RIGHTS/WARRANTS — (0.0%)
*	KNM Group Berhad Rights 06/17/08	263,125	239,574

TOTAL — MALAYSIA			155,014,164

MEXICO — (8.5%)
COMMON STOCKS — (8.5%)
#	Alfa S.A.B. de C.V. Series A	578,090	4,243,371
	America Movil S.A.B. de C.V. Series L	20,736,559	61,809,602
	America Movil S.A.B. de C.V. Series L ADR	376,240	22,487,865
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,318,171	7,846,666
	Cementos de Mexico S.A.B de C.V. Series B	4,347,633	12,390,272
#	Cemex S.A.B. de C.V. Sponsored ADR	771,224	21,933,611
#	Coca-Cola Femsa S.A.B. de C.V. Series L	690,400	4,296,393
* #	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	87,127	177,298
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	837
	Corporativo Fragua S.A.B. de C.V. Series B	21	263
*	Desc S.A. de C.V. Series B	123,968	108,115
* #	Dine S.A.B. de C.V.	123,968	117,725
	El Puerto de Liverpool S.A.B. de C.V. Series C1	339,500	1,973,895
	Embotelladora Arca S.A.B. de C.V., Mexico	334,100	1,272,336
* #	Empresas ICA S.A.B. de C.V.	103,950	698,057
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,264,400	10,620,169
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	127,643	6,005,603
* #	Gruma S.A.B. de C.V. Series B	105,944	318,355
#	Grupo Carso S.A.B. de C.V. Series A-1	1,545,132	6,872,444
#	Grupo Continental S.A.B. de C.V.	358,600	961,159
#	Grupo Elektra S.A. de C.V.	126,080	4,972,363
#	Grupo Financiero Banorte S.A.B. de C.V.	2,275,936	11,049,197
	Grupo Financiero Inbursa S.A. de C.V. Series O	2,667,088	10,195,705
	Grupo Gigante S.A.B. de C.V. Series B	117,282	219,342
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	672,500	4,398,747
	Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	238,549
	Grupo Mexico S.A.B. de C.V. Series B	1,992,574	14,925,431
#	Grupo Modelo S.A.B. de C.V. Series C	992,400	5,290,069
	Grupo Nutrisa S.A. de C.V.	129	150
*	Grupo Qumma S.A. de C.V. Series B	1,591	28
#	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	2,117,800	11,044,894
	Grupo Televisa S.A. de C.V. Sponsored ADR	326,100	8,543,820
* #	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	3,161,776	4,709,100
#	Industrias Penoles S.A.B. de C.V.	277,530	8,094,860
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	884,600	4,157,398
* #	Organizacion Soriana S.A.B. de C.V. Series B	1,997,700	7,452,877

10

*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,085	7,811
*	Savia S.A. de C.V.	120,000	9,303
#	Telefonos de Mexico S.A. de C.V. Series A	200,000	416,873
#	Telefonos de Mexico S.A.B. de C.V.	10,416,800	21,540,792
#	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	30,200	1,244,844
	Vitro S.A.B. de C.V.	147,450	268,332
#	Wal-Mart de Mexico S.A.B. de C.V. Series V	5,958,558	26,340,829

TOTAL — MEXICO			309,255,350

PHILIPPINES — (0.6%)
COMMON STOCKS — (0.6%)
	Aboitiz Equity Ventures, Inc.	3,075,000	505,768
	Ayala Corp. Series A	435,353	3,509,274
	Ayala Land, Inc.	11,518,518	2,835,000
	Banco de Oro- EPCI, Inc.	1,292,908	1,493,709
	Bank of the Philippine Islands	2,417,047	2,931,007
*	Filipina Water Bottling Corp.	2,006,957	—
	International Container Terminal Services, Inc.	270,000	206,876
	Metro Bank & Trust Co.	1,244,635	1,111,036
	Petron Corp.	4,690,000	547,385
	Philippine Long Distance Telephone Co.	125,290	7,502,356
*	Pilipino Telephone Corp.	876,000	152,179
	SM Prime Holdings, Inc.	7,903,168	1,445,588
	Universal Robina Corp.	197,900	59,995

TOTAL — PHILIPPINES			22,300,173

POLAND — (1.6%)
COMMON STOCKS — (1.6%)
	Agora SA	65,585	1,063,148
	Asseco Poland SA	6,365	184,720
	Bank Millennium SA	480,376	1,912,212
	Bank Pekao SA	163,030	14,171,204
*	Bank Przemyslowo Handlowy BPH SA	15,658	576,486
	Bank Zackodni WBK SA	37,228	2,809,921
*	Bioton SA	622,844	197,801
	Browary Zywiec SA	13,855	3,909,063
*	Cersanit SA	126,328	1,168,408
*	Getin Holdings SA	444,619	2,536,551
	Grupa Lotos SA	78,623	1,212,179
	Kredyt Bank SA	88,259	801,006
*	Mondi Packaging Paper Swiecie SA	43,468	1,028,766
*	Netia Holdings SA	390,681	596,295
*	PBG SA	3,132	458,766
*	Polski Koncern Naftowy Orlen SA	449,310	8,291,814
*	Polskie Gornictwo Naftowe I Gazownictwo SA	267,730	500,314
*	Powszechna Kasa Oszczednosci Bank Polski SA	157,417	3,647,869
	Telekomunikacja Polska SA	1,112,400	10,506,801
	TVN SA	205,099	1,770,594
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	219	68,487

TOTAL — POLAND			57,412,405

11

SOUTH AFRICA — (10.5%)
COMMON STOCKS — (10.5%)
	ABSA Group, Ltd.	500,878	5,626,328
	African Bank Investments, Ltd.	733,060	2,357,226
	African Oxygen, Ltd.	354,545	1,211,665
	African Rainbow Minerals, Ltd.	184,031	7,253,914
	Anglo American Platinum Corp., Ltd.	143,540	25,009,513
#	AngloGold Ashanti, Ltd.	342,282	12,887,445
	ArcelorMittal South Africa, Ltd.	459,163	15,060,405
	Aspen Pharmacare Holdings, Ltd.	390,295	1,681,668
	Aveng, Ltd.	564,485	4,832,158
	Barloworld, Ltd.	325,200	4,396,688
*	Bidvest Group, Ltd.	422,101	5,949,382
	Discovery Holdings, Ltd.	556,542	1,754,626
*	Eqstra Holdings, Ltd.	289,896	514,321
	Exxaro Resources, Ltd.	114,491	2,366,249
	FirstRand, Ltd.	5,239,052	10,109,137
	Foschini, Ltd.	316,406	1,411,856
*	Freeworld Coatings, Ltd.	325,200	385,236
#	Gold Fields, Ltd.	306,889	3,959,915
	Gold Fields, Ltd. Sponsored ADR	442,200	5,717,646
*	Harmony Gold Mining Co., Ltd.	416,418	4,958,172
	Impala Platinum Holdings, Ltd.	749,481	32,003,769
	Imperial Holdings, Ltd.	289,896	2,016,877
	Investec, Ltd.	276,298	1,925,931
	JD Group, Ltd.	238,923	940,883
	Kumba Iron Ore, Ltd.	132,643	5,926,901
#	Liberty Group, Ltd.	224,453	2,153,029
	Massmart Holdings, Ltd.	311,299	2,864,007
	Mondi, Ltd.	63,861	490,554
	MTN Group, Ltd.	2,592,990	51,844,934
	Murray & Roberts Holdings, Ltd.	426,289	4,922,268
	Nampak, Ltd.	796,643	1,435,020
	Naspers, Ltd. Series N	585,271	13,659,264
	Nedbank Group, Ltd.	495,800	6,489,823
	Network Healthcare Holdings, Ltd.	1,992,016	2,175,747
	Pick’n Pay Stores, Ltd.	434,325	1,691,062
	Pretoria Portland Cement Co., Ltd.	970,260	4,518,541
	Reunert, Ltd.	272,528	1,987,139
	Sanlam, Ltd.	3,763,590	9,531,948
	Sappi, Ltd.	243,332	3,486,004
	Sappi, Ltd. Sponsored ADR	99,500	1,420,860
	Sasol, Ltd. Sponsored ADR	1,029,100	64,730,390
	Shoprite Holdings, Ltd.	702,735	3,890,031
	Standard Bank Group, Ltd.	1,797,036	19,622,305
	Steinhoff International Holdings, Ltd.	1,363,005	3,503,224
	Sun International, Ltd.	138,020	1,611,443
	Telkom South Africa, Ltd.	614,393	11,056,102
	Tiger Brands, Ltd.	253,166	5,217,216
	Truworths International, Ltd.	711,817	2,139,828
#	Woolworths Holdings, Ltd.	1,313,650	1,949,510

TOTAL — SOUTH AFRICA			382,648,160

12

SOUTH KOREA — (10.3%)
COMMON STOCKS — (10.3%)
#	Amorepacific Corp.	3,527	2,128,614
#	Cheil Industrial, Inc.	20,690	1,069,126
*	CJ Cheiljedang Corp.	3,287	850,892
	Daegu Bank Co., Ltd.	58,240	859,837
	Daelim Industrial Co., Ltd.	18,800	2,256,372
#	Daewoo Engineering & Construction Co., Ltd.	218,088	3,814,151
#	Daewoo International Corp.	45,870	2,014,001
#	Daewoo Securities Co., Ltd.	103,195	2,161,086
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	6,471,211
#	DC Chemical Co., Ltd.	6,626	2,529,707
	Dong Bu Insurance Co., Ltd.	22,580	924,696
	Dongkuk Steel Mill Co., Ltd.	1,400	63,736
* #	Doosan Corp.	8,040	1,656,623
#	Doosan Heavy Industries & Construction Co., Ltd.	28,950	3,446,843
#	Doosan Infracore Co., Ltd.	97,520	3,204,446
#	GS Engineering & Construction Corp.	27,320	3,438,331
	GS Holdings Corp.	42,945	2,002,501
	Hana Financial Group, Inc.	112,261	4,688,255
	Hanjin Heavy Industries and Construction Co., Ltd.	15,169	777,182
#	Hanjin Shipping Co., Ltd.	8,522	388,724
	Hankook Tire Manufacturing Co., Ltd.	84,420	1,213,704
#	Hanwha Chemical Corp.	8,050	97,338
	Hanwha Corp.	22,240	902,977
#	Hite Brewery Co., Ltd.	13,530	1,523,770
	Honam Petrochemical Corp.	2,953	253,025
* #	Hynix Semiconductor, Inc.	118,050	3,554,489
	Hyundai Department Store Co., Ltd.	7,630	763,328
#	Hyundai Development Co.	37,270	2,277,526
	Hyundai Engineering & Construction Co., Ltd.	570	48,683
#	Hyundai Heavy Industries Co., Ltd.	49,890	18,187,519
#	Hyundai Merchant Marine Co., Ltd.	24,600	879,382
#	Hyundai Mipo Dockyard Co., Ltd.	6,322	1,481,237
	Hyundai Mobis	53,070	4,729,756
#	Hyundai Motor Co., Ltd.	122,979	10,031,884
#	Hyundai Securities Co., Ltd.	46,721	619,775
	Hyundai Steel Co.	58,560	4,707,271
*	Industrial Bank of Korea	43,600	785,543
	Kangwon Land, Inc.	150,410	3,564,014
#	KCC Corp.	7,410	3,595,031
* #	Kia Motors Corp.	263,640	3,123,901
	Kookmin Bank	161,175	10,038,860
	Kookmin Bank Sponsored ADR	117,300	7,325,385
	Korea Electric Power Corp.	295,290	9,580,578
	Korea Exchange Bank	200,200	2,984,733
	Korea Gas Corp.	35,793	2,742,771
	Korea Investment Holdings Co., Ltd.	23,530	1,080,358

13

	Korea Zinc Co., Ltd.	4,366	557,683
	Korean Air Co., Ltd.	8,396	428,281
	KT Corp.	195,930	8,801,605
*	KT Freetel, Ltd.	47,030	1,324,603
	KT&G Corp.	103,590	8,992,114
#	Kumho Industrial Co., Ltd.	10,764	338,932
	LG Chemical, Ltd.	36,776	3,498,058
#	LG Corp.	129,413	10,120,316
#	LG Electronics, Inc.	88,910	12,352,665
#	LG Household & Healthcare Co., Ltd.	5,120	1,073,264
#	LG Phillips LCD Co., Ltd.	106,110	4,683,381
	Lotte Confectionary Co., Ltd.	350	393,954
*	Lotte Shopping Co., Ltd.	2,800	943,208
	LS Cable, Ltd.	8,728	827,619
#	Mirae Asset Securities Co., Ltd.	5,410	641,475
	POSCO	46,060	25,174,520
	POSCO ADR	73,100	9,989,115
	Pusan Bank	73,990	1,074,516
	S1 Corp.	3,130	177,816
#	Samsung Corp.	77,520	5,174,036
	Samsung Electro-Mechanics Co., Ltd.	37,767	1,761,106
	Samsung Electronics Co., Ltd.	97,139	69,922,372
	Samsung Engineering Co., Ltd.	16,857	1,554,029
	Samsung Fire and Marine Insurance, Ltd.	27,229	5,910,789
#	Samsung Heavy Industries Co., Ltd.	126,000	5,247,023
* #	Samsung SDI Co., Ltd.	24,812	1,920,753
#	Samsung Securities Co., Ltd.	33,780	2,425,793
	Samsung Techwin Co., Ltd.	28,393	1,680,202
	Shinhan Financial Group Co., Ltd.	190,952	9,569,478
	Shinhan Financial Group Co., Ltd. ADR	19,900	2,001,343
#	Shinsegae Co., Ltd.	10,460	6,075,414
	SK Co., Ltd.	21,194	3,334,438
#	SK Energy Co., Ltd.	51,889	6,456,171
*	SK Networks Co., Ltd.	103,360	1,902,623
	SK Telecom Co., Ltd.	56,085	11,113,853
#	S-Oil Corp.	47,310	3,397,185
#	STX Corp.	11,280	833,160
#	STX Shipbuilding Co., Ltd.	23,910	943,428
	Woongjin Coway Co., Ltd.	13,260	390,203
#	Woori Investment & Securities Co., Ltd.	67,386	1,430,706
TOTAL COMMON STOCKS			375,276,402

RIGHTS/WARRANTS — (0.0%)
*	Hanwha Chemical Corp. Rights 06/18/08	2,576	8,453

TOTAL — SOUTH KOREA			375,284,855

TAIWAN — (9.8%)
COMMON STOCKS — (9.8%)
	Acer, Inc.	1,935,463	4,019,785
	Advanced Semiconductor Engineering, Inc.	2,906,808	3,057,230

14

#	Advanced Semiconductor Engineering, Inc. ADR	151,600	795,900
	Advantech Co., Ltd.	336,427	875,210
	Asia Cement Corp.	2,245,937	4,177,342
	Asustek Computer, Inc.	2,693,723	7,775,496
	AU Optronics Corp.	5,013,298	9,610,286
#	AU Optronics Corp. Sponsored ADR	227,796	4,337,236
	Catcher Co., Ltd.	249,116	861,437
	Cathay Financial Holdings Co., Ltd.	8,465,487	21,656,606
	Cathay Real Estate Development Co., Ltd.	692,000	476,352
	Chang Hwa Commercial Bank	3,763,796	3,060,448
	Cheng Shin Rubber Industry Co., Ltd.	852,799	1,460,247
	Cheng Uei Precision Industry Co., Ltd.	225,390	508,802
	Chi Mei Optoelectronic Corp.	4,619,528	6,305,296
	China Airlines	2,271,981	1,189,096
	China Development Financial Holding Corp.	8,525,392	3,633,744
	China Motor Co., Ltd.	1,014,196	796,073
	China Steel Corp.	8,142,745	13,930,132
*	Chinatrust Financial Holdings Co., Ltd.	6,124,283	6,251,063
*	Chungwa Picture Tubes Co., Ltd.	5,710,226	1,916,652
*	CMC Magnetics Corp.	2,482,400	833,497
	Compal Communications, Inc.	270,270	508,573
	Compal Electronics, Inc.	2,763,112	3,073,333
	Delta Electronics Industrial Co., Ltd.	1,637,090	4,677,739
	D-Link Corp.	450,432	748,067
*	E.Sun Financial Holding Co., Ltd.	2,185,070	1,233,445
	Epistar Corp.	331,097	904,733
	Eternal Chemical Co., Ltd.	404,400	455,134
*	Eva Airways Corp.	2,096,444	1,228,203
	Evergreen Marine Corp., Ltd.	2,092,869	1,842,942
	Everlight Electronics Co., Ltd.	113,291	401,113
	Far East Textile, Ltd.	4,125,344	6,424,627
	Far Eastern Department Stores, Ltd.	110,000	165,547
*	Far Eastern International Bank	235,841	88,891
	First Financial Holding Co., Ltd.	5,023,209	5,961,188
	Formosa Chemicals & Fiber Co., Ltd.	4,610,141	10,994,500
	Formosa Plastics Corp.	4,721,167	13,323,751
	Formosa Taffeta Co., Ltd.	484,000	535,196
	Foxconn Technology Co., Ltd.	546,086	3,175,042
	Fubon Financial Holding Co., Ltd.	5,940,052	7,079,426
	High Tech Computer Corp.	386,227	10,291,045
	Hon Hai Precision Industry Co., Ltd.	5,183,007	29,336,784
	Hotai Motor Co., Ltd.	387,000	1,246,012
	Hua Nan Financial Holding Co., Ltd.	5,450,122	5,022,494
	Inventec Corp.	1,500,193	928,285
	Kinsus Interconnect Technology Corp.	210,100	550,080
	Largan Precision Co., Ltd.	81,855	1,023,898
	Lite-On Technology Corp.	1,438,205	1,704,504
* #	Macronix International ADR	9,399	44,828
	Macronix International Co., Ltd.	1,261,795	602,902
	Media Tek, Inc.	867,386	10,848,188
	Mega Financial Holding Co., Ltd.	9,477,535	7,424,986
	Mitac International Corp.	1,082,013	928,199

15

	Nan Ya Plastic Corp.	6,878,218	15,952,730
	Nanya Technology Co., Ltd.	3,664,634	2,123,409
*	Pacific Electric Wire & Cable Corp.	233,200	3,989
	Pan-International Industrial Corp.	196,525	377,384
	Phoenix Precision Technology Corp.	867	541
	Pou Chen Corp.	1,737,978	1,696,540
	President Chain Store Corp.	776,260	2,938,914
*	Qisda Corp.	1,183,990	1,062,245
	Quanta Computer, Inc.	3,113,430	4,920,870
	Realtek Semiconductor Corp.	269,396	815,580
	Richtek Technology Corp.	69,000	648,010
	Shin Kong Financial Holding Co., Ltd.	3,521,545	3,055,787
	Siliconware Precision Industries Co., Ltd.	2,324,084	3,931,579
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	500	4,245
	SinoPac Holdings Co., Ltd.	4,399,033	1,998,371
	Sunplus Technology Co., Ltd.	240,591	303,112
	Synnex Technology International Corp.	700,331	1,834,359
*	Taishin Financial Holdings Co., Ltd.	3,774,225	1,764,268
*	Taiwan Business Bank	2,272,325	1,058,021
	Taiwan Cement Corp.	2,391,976	4,013,553
	Taiwan Cooperative Bank	1,263,160	1,378,089
	Taiwan Fertilizer Co., Ltd.	95,000	459,663
	Taiwan Glass Industrial Corp.	1,176,915	1,465,212
	Taiwan Life Insurance Co., Ltd	242,000	396,844
	Taiwan Semiconductor Manufacturing Co., Ltd.	22,163,693	48,469,267
*	Tatung Co., Ltd.	2,839,000	1,588,407
	Teco Electric & Machinery Co., Ltd.	250,000	148,561
	Transcend Information, Inc.	203,999	637,257
	Tung Ho Steel Enterprise Corp.	503,000	1,051,448
	U-Ming Marine Transport Corp.	648,860	2,098,733
	Uni-President Enterprises Corp.	2,663,801	3,770,855
	United Microelectronics Corp.	12,019,754	7,484,571
*	Via Technologies, Inc.	813,000	470,943
	Walsin Lihwa Corp.	2,278,539	1,027,026
	Wan Hai Lines Co., Ltd.	1,625,914	1,450,581
	Winbond Electronics Corp.	3,308,000	871,443
*	Wintek Corp.	747,438	612,611
	Wistron Corp.	1,031,020	1,763,433
*	Ya Hsin Industrial Co., Ltd.	738,018	—
	Yageo Corp.	613,000	200,073
	Yang Ming Marine Transport Corp.	2,041,069	1,562,215
*	Yuanta Financial Holding Co., Ltd.	1,526,885	1,422,772
	Yulon Motor Co., Ltd.	1,239,250	1,486,789
	Zyxel Communication Corp.	315,070	302,398

TOTAL — TAIWAN			358,924,283

THAILAND — (1.4%)
COMMON STOCKS — (1.4%)
	Advance Info Service PCL (Foreign)	1,654,700	4,964,864
	Bangkok Bank PCL (Foreign)	274,400	1,139,991
#	Bangkok Bank PCL (Foreign) NVDR	1,256,200	5,141,548

16

#	Bangkok Dusit Medical Services PCL (Foreign)	586,600	708,541
#	Bangkok Expressway PCL (Foreign)	250,000	120,788
*	Bank of Ayudhya PCL (Foreign) NVDR	2,779,900	2,373,972
*	Bank of Ayudhya PCL (Foreign) NVDR	258,000	212,387
	Banpu Coal, Ltd.	24,100	355,993
	Banpu PCL (Foreign)	123,500	1,854,685
	BEC World PCL (Foreign)	1,178,000	1,087,552
	Big C Supercenter PCL (Foreign) NVDR	25,000	41,545
	Bumrungrad Hospital PCL (Foreign)	297,000	342,745
	C.P. Seven Eleven PCL (Foreign)	2,614,700	885,112
#	Cal-Comp Electronics (Thailand) PCL (Foreign)	2,547,600	423,359
	Central Pattana PCL (Foreign)	888,500	683,567
	Charoen Pokphand Foods PCL (Foreign)	4,487,600	577,263
	Delta Electronics (Thailand) PCL (Foreign)	1,050,510	678,896
	Hana Microelectronics PCL (Foreign)	387,400	201,479
#	Italian-Thai Development PCL	1,617,400	423,077
	Kasikornbank PCL (Foreign)	1,730,300	4,526,096
	Kasikornbank PCL (Foreign) NVDR	164,500	430,297
#	Krung Thai Bank PCL (Foreign)	6,364,070	1,762,629
	Land & Houses PCL (Foreign)	559,510	151,521
	Land and Houses PCL (Foreign) NVDR	3,647,800	914,897
	Precious Shipping PCL	212,900	159,208
	Precious Shipping PCL (Foreign) NVDR	320,400	239,597
	PTT Aromatics & Refining PCL (Foreign)	1,381,437	1,169,088
	PTT Chemical PCL (Foreign)	818,560	2,770,937
*	PTT Exploration & Production PCL (Foreign)	300,000	1,726,419
*	PTT PCL (Foreign)	250,000	2,585,013
	Ratchaburi Electricity Generating Holding PCL (Foreign)	1,016,000	1,406,986
	Sahaviriya Steel Industries PCL (Foreign)	1,694,000	58,387
#	Siam Cement PCL (Foreign) (6609906)	125,700	796,867
	Siam Cement PCL (Foreign) (6806387)	220,213	1,409,580
	Siam Commercial Bank PCL (Foreign)	1,074,766	2,976,733
	Siam Makro PCL (Foreign)	112,500	328,897
	Thai Oil PCL (Foreign)	1,124,600	2,214,938
	Thai Union Frozen Products PCL (Foreign)	1,044,020	584,741
	Thanachart Capital PCL (Foreign)	670,550	321,914
	The Siam Cement PCL (Foreign)	377,100	2,344,182
#	Thoresen Thai Agencies PCL (Foreign)	276,000	433,174
*	TMB Bank PCL (Foreign)	22,454,501	905,228
* #	True Corp. PCL (Foreign)	1,834,700	233,749

TOTAL — THAILAND			52,668,442

TURKEY — (1.6%)
COMMON STOCKS — (1.6%)
	Akbank T.A.S.	1,278,133	5,655,406
	Akcansa Cimento Sanayi ve Ticaret A.S.	72,188	296,133
	Aksigorta A.S.	177,399	763,640
*	Anadolu Efes Biracilik ve Malt Sanayi A.S.	414,134	3,874,982
	Arcelik A.S	148,889	622,874
*	Asya Katilim Bankasi A.S.	48,137	327,512
	Aygaz A.S.	56,070	195,269

17

	BIM BirlesikMagazalar A.S.	3,011	328,514
	Coca-Cola Icecek AS	10,186	112,941
*	Dogan Sirketler Grubu Holding A.S.	787,928	924,359
*	Dogan Yayin Holding A.S.	393,995	688,364
	Enka Insaat ve Sanayi A.S.	275,899	3,318,460
	Eregli Demir ve Celik Fabrikalari Turk A.S.	917,981	5,892,380
	Ford Otomotiv Sanayi A.S.	114,792	1,036,361
*	Koc Holding A.S. Series B	615,835	1,736,214
	Migros Turk A.S.	120,891	2,024,874
	Tofas Turk Otomobil Fabrikasi A.S.	94,800	368,860
	Tupras-Turkiye Petrol Rafinerileri A.S.	289,886	7,267,511
*	Turk Ekonomi Bankasi A.S.	202,536	213,832
*	Turk Hava Yollari Anonim Ortakligi A.S.	39,374	212,878
*	Turk Sise ve Cam Fabrikalari A.S.	486,117	677,555
	Turkcell Iletisim Hizmetleri A.S.	257,680	2,010,649
	Turkcell Iletisim Hizmetleri A.S. ADR	146,600	2,845,506
*	Turkiye Garanti Bankasi A.S.	1,525,403	6,995,137
	Turkiye Is Bankasi A.S.	1,372,915	5,670,468
	Turkiye Vakiflar Bankasi T.A.O.	165,700	285,196
*	Yapi ve Kredi Bankasi A.S.	1,056,907	2,530,989

TOTAL — TURKEY			56,876,864

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $14,160,000 FHLMC 6.584%(r), 03/01/37, valued at $11,443,190) to be repurchased at $11,273,822	$11,272	11,272,000

SECURITIES LENDING COLLATERAL — (9.0%)
@	Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $111,122,484 FHLMC 6.000%, 10/01/37 & FNMA 6.000%, 03/01/37, valued at $102,000,000) to be repurchased at $100,019,167	100,000	100,000,000
@	Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $252,584,345 FHLMC, rates ranging from 4.831%(r) to 6.500%, maturities ranging from 11/01/16 to 04/01/38 & FNMA, rates ranging from 4.907%(r) to 5.661%(r), maturities ranging from 01/01/36 to 03/01/48, valued at $230,559,371) to be repurchased at $226,082,865	226,039	226,038,599
TOTAL SECURITIES LENDING COLLATERAL			326,038,599

TOTAL INVESTMENTS - (100.0%) (Cost $2,076,501,517)			$3,644,559,802

See accompanying Notes to Financial Statements.

18

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
*	Alpargatas S.A.I.C.	1,007	$1,465
	Banco Macro SA	213,986	492,036
*	Capex SA Series A	79,110	202,671
*	Carboclor SA	50,662	23,234
*	Celulosa Argentina SA Series B	8,473	11,792
*	Central Puerto SA Series B	61,000	117,882
	Cresud SA Comercial Industrial Financiera y Agropecuaria	201,401	300,025
	Dycasa SA Series B	23,052	33,538
*	Endesa Costanera SA Series B	50,000	62,150
	Ferrum SA de Ceramica y Metalurgica Series B	36,599	50,934
	Fiplasto SA	21,500	10,404
*	Grupo Estrella SA Series B	30,460	12,909
	Importadora y Exportadora de la Patagonia Series B	24,999	177,902
	Introductora de Buenos Aires SA Series A	9,832	4,245
*	IRSA Inversiones y Representaciones SA	379,635	516,309
*	Juan Minetti SA	131,531	79,458
	Ledesma S.A.A.I.	387,128	634,249
*	MetroGas SA Series B	90,000	35,012
*	Polledo SA Industria Constructora y FinancierA	88,891	17,628
	Solvay Indupa S.A.I.C.	440,500	770,453

TOTAL — ARGENTINA			3,554,296

BRAZIL — (10.8%)
COMMON STOCKS — (1.9%)
	Acos Villares SA Avil	120,000	93,698
	Cia de Saneamento do Parana	176,900	336,072
*	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	16,100	907,235
	Energias do Brazil SA	8,202	159,855
	Eternit SA	290,970	1,713,798
	Globex Utilidades SA	58,737	913,647
*	Gradiente Electronica SA	2,600	5,003
*	IdeiasNet SA	205,300	971,909
	Industrias Romi SA	12,600	147,575
*	M&G Poliester SA	640,780	66,974
*	Magnesita Refratarios SA	441,453	6,391,782
	Mangels Industrial SA	14,600	150,623
	Perdigao SA	370,174	11,948,438
#	Perdigao SA ADR	71,200	4,677,840
	Sao Paulo Alpargatas SA	5,100	435,812
TOTAL COMMON STOCKS			28,920,261

1

PREFERRED STOCKS — (8.9%)
	Banco Mercantil do Brasil SA	6,500	65,020
	Bardella SA Industrias Mecanicas	1,100	167,046
	Braskem SA Preferred A	146,000	1,181,285
#	Braskem SA Preferred A Sponsored ADR	301,000	4,897,270
	Centrais Electricas de Santa Catarina SA	80,900	2,362,588
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	38,000	1,792,840
*	Companhia de Tecidos Norte de Minas	184,142	884,199
*	Companhia de Transmissao de Energia Eletrica Paulista	30,000	877,959
	Companhia Energetica do Ceara Coelce Series A	128,000	1,684,107
	Companhia Paranaense de Energia-Copel Series B	478,800	8,766,470
#	Companhia Paranaense de Energia-Copel Sponsored ADR	15,800	286,454
	Confab Industrial SA	663,428	2,773,633
	Duratex SA	370,000	8,416,846
	Eletropaulo Metropolita SA Preferred A	278,400	5,437,915
	Empressa Metropolitanade Aguas e Energia SA	24,000	191,823
	Energisa SA Prf NPV	27,760	153,606
	Forjas Taurus SA	224,070	1,418,949
	Fras-Le SA	20,200	69,921
	Gol Linhas Aereas Inteligentes SA	81,900	1,269,916
*	Industria de Bebidas Antarctica Polar SA	23,000	37,120
*	Inepar Industria e Construcoes SA	21,390	649,656
	Klabin SA	2,872,600	11,356,175
	Lojas Americanas SA	291,503	2,338,834
	Mahle-Metal Leve SA Industria e Comercio	28,666	647,695
	Marcopolo SA	506,800	2,396,122
	Metalurgica Gerdau SA	29	2,006
*	Net Servicos de Comunicacao SA	400,902	5,782,454
#	Net Servicos de Comunicacao SA Preferred ADR	176,445	2,533,750
*	Paranapanema SA	119,150	1,083,448
	Petroquimica Uniao SA	33,858	291,431
	Randon e Participacoes SA	302,600	3,292,973
	Rasip Agro-Pastoril SA	51,000	18,813
*	SA Fabrica de Produtos Alimenticios Vigor	225,000	410,852
	Sadia SA	1,138,000	9,627,347
#	Sadia SA ADR	300,000	7,647,000
	Sao Paulo Alpargatas SA	26,200	2,021,580
	Saraiva Livreiros Editores	59,000	1,175,284
*	Sharp SA Equipamentos Eletronicos	30,200,000	371
	Suzano Papel e Celullose SA	617,034	11,380,891
	Suzano Petroquimica SA	531,705	3,625,336
	Tele Norte Celular Participacoes SA	10,990	208,584
	Telemig Celular Participacoes SA	86,801	2,608,566
	Ultrapar Participacoes SA	285,340	11,403,074
	Uniao de Industrias Petroquimicas SA Series B	2,153,379	2,303,646
*	Varig Participacoes Em Transportes	122,026	761
*	Varig Particpacoes Em Servicos	116,823	848
	Votorantim Celulose e Papel SA	12,623	426,768
#	Votorantim Celulose e Papel SA Sponsored ADR	155,700	5,240,862
	Whirlpool SA	301,516	715,556
TOTAL PREFERRED STOCKS			131,925,650

2

RIGHTS/WARRANTS — (0.0%)
*	IdeiasNet SA Rights 06/16/08	34,859	16,717

TOTAL — BRAZIL			160,862,628

CHILE — (1.3%)
COMMON STOCKS — (1.3%)
	Banmedica SA	1,355,107	1,579,477
	Cementos Bio-Bio SA	454,753	1,074,294
	Cintac SA	305,977	192,330
	Compania de Consumidores de Gas Santiago SA	69,187	315,154
	Compania SudAmericana de Vapores SA	1,682,905	2,714,645
	CorpBanca SA	466,016,129	2,858,465
	Cristalerias de Chile SA	170,424	1,702,644
	Empresas Iansa SA	9,232,481	520,762
	Farmacias Ahumada SA	275,876	947,436
	Industrias Forestales SA	20,000	4,746
	Madeco SA	14,534,460	1,618,469
	Madeco SA Sponsored ADR	22,200	251,082
	Masisa SA	5,065,669	1,170,233
	Parque Arauco SA	1,284,368	1,323,264
	Soquimic Comercial SA	562,478	338,342
	Vina de Concha y Toro SA	1,256,613	2,380,098
#	Vina de Concha y Toro SA Sponsored ADR	7,386	279,929
	Vina San Pedro SA	40,113,498	267,173

TOTAL — CHILE			19,538,543

CHINA — (9.0%)
COMMON STOCKS — (9.0%)
*	Advanced Semiconductor Manufacturing Corp.	524,000	16,144
#	AMVIG Holdings, Ltd.	1,365,100	1,498,157
#	Anhui Expressway Co., Ltd.	834,000	620,482
*	AviChina Industry and Technology Co., Ltd.	2,340,000	364,019
	Baoye Group Co., Ltd.	580,000	367,960
#	Beijing Capital Land, Ltd.	1,622,000	557,207
	Beijing Enterprises Holdings, Ltd.	96,000	355,159
* #	Brilliance China Automotive Holdings, Ltd.	9,784,000	1,518,871
#	Byd Co., Ltd.	1,102,000	1,744,915
	Catic Shenzhen Holdings, Ltd.	494,000	468,934
#	Chaoda Modern Agriculture	6,897,631	9,721,743
* #	China Aerospace International Holdings, Ltd.	4,553,900	555,836
	China Electric Manufacturing Co., Ltd.	694,900	409,372
#	China Everbright International, Ltd.	5,281,800	2,049,654
#	China Foods, Ltd.	3,419,200	1,652,667
#	China Gas Holdings, Ltd.	5,841,500	2,078,207
#	China Green (Holdings), Ltd.	1,392,800	1,841,321
*	China Haidian Holdings, Ltd.	2,455,000	198,460

3

#	China Infrastructure Machinery Holdings, Ltd.	1,863,000	2,179,046
	China Insurance International Holdings Co., Ltd.	333,000	948,909
* #	China Mining Resources Group, Ltd.	9,903,900	1,082,547
#	China Pharmaceutical Group, Ltd.	2,898,000	1,282,371
#	China Power International Development, Ltd.	6,515,200	2,207,138
	China Rare Earth Holdings, Ltd.	2,736,300	656,669
#	China Shineway Pharmaceutical Group, Ltd.	460,200	342,392
#	China State Construction International Holdings, Ltd.	996,000	1,408,022
	China Travel International Investment Hong Kong, Ltd.	8,144,000	3,282,996
#	China Yurun Food Group, Ltd.	2,622,000	4,153,019
* #	Chongqing Iron and Steel Co., Ltd.	856,000	412,386
*	CITIC 21CN Co., Ltd.	4,363,200	285,622
* #	CITIC Resources Holdings, Ltd.	7,444,000	4,234,995
	CNPC (Hong Kong), Ltd.	9,930,000	5,220,826
#	Comba Telecom Systems Holdings, Ltd.	1,551,600	544,496
#	COSCO International Holdings, Ltd.	2,411,000	1,480,655
#	Dalian Port (PDA) Co., Ltd.	3,280,000	2,126,549
#	Digital China Holdings, Ltd.	443,800	321,418
#	Dynasty Fine Wines Group, Ltd.	2,274,600	473,065
*	Enerchina Holdings, Ltd.	1,881,945	70,011
	First Tractor Co., Ltd.	706,000	310,219
* #	Founder Holdings, Ltd.	562,900	28,561
#	FU JI Food & Catering Services	910,800	1,146,920
#	Geely Automobile Holdings, Ltd.	9,466,900	1,141,464
	Global Bio-Chem Technology Group Co., Ltd.	6,287,400	2,686,598
#	Golden Eagle Retail Group, Ltd.	3,066,000	3,144,706
	Great Wall Motor Co., Ltd.	698,500	701,592
*	Great Wall Technology Co., Ltd.	652,000	140,649
	Guangdong Investment, Ltd.	6,796,000	3,166,096
#	Guangzhou Pharmaceutical Co., Ltd.	346,000	310,806
#	Guangzhou Shipyard International Co., Ltd.	280,000	951,716
	GZI Transport, Ltd.	2,027,300	1,011,037
	Hainan Meilan International Airport Co., Ltd.	364,000	438,581
*	Harbin Power Equipment Co., Ltd.	1,244,000	2,344,355
#	Hengan International Group Co., Ltd.	79,000	286,853
#	HKC (Holdings), Ltd.	12,319,657	2,482,640
#	Hopson Development Holdings, Ltd.	2,026,000	4,329,502
#	Hunan Non-Ferrous Metal Corp., Ltd.	6,710,000	2,247,711
#	Jingwei Textile Machinery Co., Ltd.	234,000	60,049
#	Kingway Brewery Holdings, Ltd.	1,595,800	303,035
#	Li Ning Co., Ltd.	2,389,000	6,729,706
#	Lianhua Supermarket Holdings Co., Ltd.	364,000	503,812
	Lingbao Gold Co., Ltd.	478,000	228,050
#	Mingyuan Medicare Development Co., Ltd.	4,861,900	773,983
#	Minmetals Resources, Ltd.	3,422,000	1,581,587
*	Nanjing Panda Electronics Co., Ltd.	284,000	81,355
#	Neo-China Land Group (Holdings), Ltd.	1,594,025	1,039,684
	Qingling Motors Co., Ltd.	2,390,000	435,547
* #	Semiconductor Manufacturing International Corp.	48,537,000	3,081,033
#	Shandong Molong Petroleum Machinery Co., Ltd.	2,136,000	249,368
#	Shanghai Prime Machinery Co., Ltd.	1,214,000	317,646
	Shenji Kunming Machine Tool Co., Ltd.	195,000	207,640

4

#	Shenzhen Expressway Co., Ltd.	2,570,000	1,520,934
	Shenzhen International Holdings, Ltd.	24,914,300	2,684,801
	Shenzhen Investment, Ltd.	8,796,000	3,636,558
	Shenzhou International Group	1,095,000	315,484
	Shougang Concord International Enterprises Co., Ltd.	11,314,100	4,042,507
#	Sichuan Expressway Co., Ltd.	1,552,000	511,833
	SinoCom Software Group, Ltd.	1,439,200	258,550
	Sinolink Worldwide Holdings, Ltd.	5,475,300	998,195
#	Sinopec Kantons Holdings, Ltd.	1,368,300	257,747
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	2,600,000	567,739
	Sinotrans, Ltd.	5,913,000	1,586,965
	Skyworth Digital Holdings, Ltd.	3,774,300	426,152
	SRE Group, Ltd.	4,586,000	729,597
	Stone Group Holdings, Ltd.	2,896,000	223,294
* #	TCL Communication Technology Holdings, Ltd.	9,301,000	298,238
* #	TCL Multimedia Technology Holdings, Ltd.	11,188,700	530,481
#	Tianjin Capital Environmental Protection	622,000	235,646
	Tianjin Development Holdings, Ltd.	1,845,800	1,363,011
* #	Towngas China Co., Ltd.	3,173,000	1,608,631
	TPV Technology, Ltd.	5,356,000	3,299,104
#	Travelsky Technology, Ltd.	2,083,000	1,654,607
	Weiqiao Textile Co., Ltd.	1,699,000	1,801,652
	Xiamen International Port Co., Ltd.	1,860,000	578,025
#	Xinao Gas Holdings, Ltd.	2,178,000	3,520,821
#	Xiwang Sugar Holdings Co., Ltd.	1,624,000	633,638
*	Zhejiang Glass Co., Ltd.	445,000	372,973
TOTAL COMMON STOCKS			134,851,924

RIGHTS/WARRANTS — (0.0%)
* #	China State Construction International Holdings, Ltd. Warrants 02/27/09	96,857	7,695

TOTAL — CHINA			134,859,619

HUNGARY — (0.5%)
COMMON STOCKS — (0.5%)
*	Danubius Hotel & Spa NYRT	47,091	2,108,469
* #	Fotex NYRT	299,751	1,374,208
* #	Pannonplast NYRT	197,205	1,819,105
* #	RABA Automotive Holding NYRT	102,964	1,203,627
* #	Synergon Information Systems	37,006	282,481
	Zwack Unicum NYRT	1,100	113,844

TOTAL — HUNGARY			6,901,734

INDIA — (9.9%)
COMMON STOCKS — (9.9%)
*	3M India, Ltd.	4,899	212,578
*	Abhishek Industries, Ltd.	216,492	87,204
	Adlabs Films, Ltd.	66,472	962,211
	Ador Welding, Ltd.	17,588	61,522
	Aftek, Ltd.	125,900	138,794

5

*	Agro Tech Foods, Ltd.	39,674	117,987
	Ajmera Realty & Infra India	111,700	398,516
	Alembic, Ltd.	329,290	432,776
	Alfa Laval (India), Ltd.	7,075	136,105
	Alok Industries, Ltd.	315,146	466,754
	Ansal Properties & Infrastructure, Ltd.	196,315	605,875
	Apollo Hospitals Enterprise, Ltd.	124,821	1,421,329
*	Apollo Tyres, Ltd.	880,050	870,962
*	Aptech, Ltd.	69,254	371,257
*	Arvind Mills, Ltd.	279,573	295,060
*	Asahi India Glass, Ltd.	319,030	440,041
	Ashapura Minechem, Ltd.	134,220	706,517
	Asian Electronics, Ltd.	47,354	164,663
	Asian Hotels, Ltd.	26,208	393,600
	Astra Microwave Products, Ltd.	130,514	182,072
	Aurobindo Pharma, Ltd.	108,294	770,162
	Automotive Axles, Ltd.	19,185	140,514
	Avaya GlobalConnect, Ltd.	27,160	105,480
	Aventis Pharma, Ltd.	23,466	436,797
	Aztecsoft, Ltd.	76,802	127,149
	Bajaj Auto Finance, Ltd.	54,772	341,523
	Bajaj Hindusthan, Ltd.	81,444	363,758
*	Balaji Telefilms, Ltd.	131,073	641,244
	Ballarpur Industries, Ltd.	1,021,629	838,976
	Balmer Lawrie & Co., Ltd.	23,290	217,549
*	Balrampur Chini Mills, Ltd.	876,659	1,886,116
	Bank of Maharashtra, Ltd.	660,031	696,774
	Bank of Rajasthan, Ltd.	215,182	560,539
	Bannari Amman Sugars, Ltd.	15,919	325,223
	BASF India, Ltd.	53,833	323,218
	Bata India, Ltd.	86,199	333,398
	Berger Paints India, Ltd.	606,884	540,799
	Bharati Shipyard, Ltd.	50,252	555,576
	Bhushan Steel & Strips, Ltd.	82,431	1,763,200
	Birla Corp., Ltd.	190,628	942,232
	Blue Dart Express, Ltd.	16,011	234,895
	Blue Star, Ltd.	137,056	1,364,343
	BOC India, Ltd.	110,022	409,219
*	Bombay Burmah Trading Co.	10,000	98,526
	Bombay Dyeing & Manufacturing Co., Ltd.	79,721	1,664,525
	Bongaigaon Refinery & Petrochemicals, Ltd.	292,513	409,374
	Bosch Chassis Systems India	17,108	170,355
	Britannia Industries, Ltd.	30,375	1,032,903
	Cadila Healthcare, Ltd.	65,306	453,688
*	Cambridge Solutions, Ltd.	130,152	149,062
	Carborundum Universal, Ltd.	152,175	401,962
	Ceat, Ltd.	82,619	186,761
	Century Enka, Ltd.	37,178	100,256
	CESC, Ltd.	164,998	1,902,782
	Chambal Fertilizers & Chemicals, Ltd.	850,651	1,665,693
*	Chemplast Sanmar, Ltd.	79,745	15,267
	Chennai Petroleum Corp., Ltd.	231,113	1,840,233

6

*	Chi Investments, Ltd.	27,539	37,980
	Cholamandalam DBS Finance, Ltd.	42,010	139,955
	City Union Bank, Ltd.	504,250	345,674
	Clariant Chemicals (India), Ltd.	25,417	134,599
	CMC, Ltd.	29,521	530,610
	Coromandel Fertilisers, Ltd.	236,478	714,510
	Cranes Software International, Ltd.	182,944	546,376
	CRISIL, Ltd.	10,145	869,946
*	Dabur Pharma, Ltd.	244,393	420,912
	Dalmia Cement (Bharat), Ltd.	60,289	398,025
	DCM Shriram Consolidated, Ltd.	258,455	372,848
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	172,498	430,349
*	Dhampur Sugar Mills, Ltd.	67,667	89,919
	Dishman Pharmaceuticals & Chemicals, Ltd.	167,467	1,252,877
	E.I.D. - Parry (India), Ltd.	178,726	824,212
	Eicher Motors, Ltd.	51,963	367,530
	EIH, Ltd.	158,145	477,788
	Elder Pharmaceuticals, Ltd.	45,749	391,758
	Electrosteel Casings, Ltd.	384,060	431,128
	Elgi Equipments, Ltd.	112,237	145,665
	Esab India, Ltd.	31,753	299,744
*	Escorts, Ltd.	105,268	235,221
	Essel Propack, Ltd.	229,455	174,995
*	Eveready Industries (India), Ltd.	149,446	154,617
	Exide Industries, Ltd.	1,222,682	2,133,731
	FAG Bearings (India), Ltd.	26,817	295,353
*	FDC, Ltd.	423,054	287,600
	Federal Bank, Ltd.	279,298	1,442,110
	Finolex Cables, Ltd.	253,437	407,776
	Finolex Industries, Ltd.	229,394	373,664
	Gammon India, Ltd.	141,799	1,352,333
	Geodesic Information Systems, Ltd.	144,811	571,702
	Geometric, Ltd.	103,884	121,025
	GHCL, Ltd.	194,236	326,963
	Gillette India, Ltd.	8,591	187,761
	GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	974,800
	Godfrey Phillips India, Ltd.	2,778	93,451
	Godrej Consumer Products, Ltd.	295,660	945,871
*	Goetze (India), Ltd.	60,504	101,917
	Graphite India, Ltd.	221,802	353,383
	Great Eastern Shipping Co., Ltd.	68,888	817,589
	Greaves Cotton, Ltd.	123,608	705,513
*	GTL Infrastructure, Ltd.	516,486	588,615
	GTL, Ltd.	258,243	1,457,794
	Gujarat Alkalies & Chemicals, Ltd.	135,835	628,131
	Gujarat Ambuja Exports, Ltd.	180,510	180,333
	Gujarat Fluorochemicals, Ltd.	164,960	774,647
	Gujarat Gas Co., Ltd.	85,660	513,729
	Gujarat Narmada Valley Fertilizers Co., Ltd.	246,752	885,153
	Gujarat State Fertilizers & Chemicals, Ltd.	129,079	538,064
	H.E.G., Ltd.	76,619	531,556
	HCL Infosystems, Ltd.	280,963	1,094,992

7

	Helios & Matheson Information Technology, Ltd.	30,779	48,640
	Hexaware Technologies, Ltd.	234,745	338,146
	Hikal, Ltd.	17,498	187,114
*	Himachal Futuristic Communications, Ltd.	1,315,900	571,833
*	Himatsingka Seide, Ltd.	115,558	129,460
	Hinduja Ventures, Ltd.	36,075	259,350
	Hindustan Construction Co., Ltd.	512,201	1,433,244
*	Hindustan Motors, Ltd.	280,005	197,810
*	Hindustan Oil Exploration Co., Ltd.	207,036	659,481
	Hindustan Sanitaryware & Industries, Ltd.	69,904	80,915
	Honeywell Automation India, Ltd.	6,781	238,574
	Hotel Leelaventure, Ltd.	852,415	846,777
	HTMT Global Solutions, Ltd.	36,075	298,445
	ICI India, Ltd.	50,985	701,051
	India Glycols, Ltd.	47,189	328,019
	Indo Rama Synthetics (India), Ltd.	136,867	112,640
	Indoco Remedies, Ltd.	12,300	77,360
	IndusInd Bank, Ltd.	447,357	811,461
	Infomedia India, Ltd.	23,790	116,671
	Infotech Enterprises, Ltd.	87,418	538,454
	Ipca Laboratories, Ltd.	55,746	787,164
*	Ispat Industries, Ltd.	930,933	685,377
	J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	139,666
	Jain Irrigation Systems, Ltd.	111,368	1,629,233
*	Jammu & Kashmir Bank, Ltd.	87,581	1,340,715
	JBF Industries, Ltd.	99,101	261,310
	Jindal Poly Films, Ltd.	29,404	146,621
	Jindal Saw, Ltd.	86,416	1,169,767
	Jindal Stainless, Ltd.	232,194	752,604
	JK Tyre and Industries, Ltd.	50,801	143,767
	Jubilant Organosys, Ltd.	91,504	754,122
	Jyoti Structures, Ltd.	135,753	396,612
	K.S.B. Pumps, Ltd.	15,895	108,947
	Kajaria Ceram	52,155	37,311
	Karnataka Bank, Ltd.	198,190	942,493
	Karur Vysya Bank, Ltd.	103,349	884,056
	KEC International, Ltd.	50,258	615,168
*	Kesoram Industries, Ltd.	83,108	651,445
	Kirloskar Oil Engines, Ltd.	374,592	875,098
*	Konark Minerals, Ltd.	168,582	24,024
	KPIT Cummins Infosystems, Ltd.	141,710	253,789
	Lakshmi Machine Works, Ltd.	5,560	196,302
	Lanxess ABS, Ltd.	23,441	90,742
	LIC Housing Finance, Ltd.	148,431	1,188,010
	Macmillan India, Ltd.	8,169	31,654
	Madras Cements, Ltd.	1,770	112,371
	Maharashtra Scooters, Ltd.	4,550	29,911
	Maharashtra Seamless, Ltd.	99,628	755,553
	Mahindra Lifespace Developers, Ltd.	56,900	844,430
	Mahindra Ugine Steel Co., Ltd.	21,140	31,685
	Mangalam Cement, Ltd.	49,704	141,184
	Marico, Ltd.	1,201,360	1,822,261

8

	Mastek, Ltd.	66,016	620,287
*	Matrix Laboratories, Ltd.	400,039	1,749,444
*	MAX India, Ltd.	261,485	1,086,420
*	Megasoft, Ltd.	21,301	43,073
	Mercator Lines, Ltd.	350,017	957,828
	Merck, Ltd.	20,256	164,871
	Micro Inks, Ltd.	11,233	74,458
*	MIRC Electronics, Ltd.	233,585	100,599
	Monnet Ispat, Ltd.	67,091	922,224
	Monsanto India, Ltd.	11,378	515,285
	Moser Baer (India), Ltd.	372,370	1,592,682
	Motherson Sumi Systems, Ltd.	666,405	1,335,567
	Mphasis, Ltd.	214,746	1,200,173
	MRF, Ltd.	7,798	745,124
	Mukand, Ltd.	111,752	234,623
	Mukta Arts, Ltd.	1,572	3,697
*	Mysore Cements, Ltd.	274,729	220,114
	Nagarjuna Construction Co., Ltd.	309,858	1,434,827
*	Nagarjuna Fertilizers & Chemicals, Ltd.	836,022	929,307
*	Nahar Capital & Financial Services, Ltd.	31,896	39,893
*	Nahar Exports, Ltd.	45,938	23,426
	Nahar Spinning Mills, Ltd.	67,990	91,037
	Natco Pharma, Ltd.	42,713	85,475
	Navneet Publications (India), Ltd.	67,988	144,567
*	NELCO, Ltd.	40,558	88,546
*	Netflier Finco, Ltd.	16,933	11,826
	NIIT Technologies, Ltd.	114,330	385,542
	NIIT, Ltd.	340,635	882,634
*	Nirma, Ltd.	28,800	106,358
	NOCIL, Ltd.	307,183	184,669
*	Nucleus Software Exports, Ltd.	42,062	262,064
*	OCL India, Ltd.	56,194	163,292
*	OCL Iron and Steel, Ltd.	168,582	24,024
*	Octav Invest	4,020	—
	Omax Autos, Ltd.	40,939	44,386
	Opto Circuits India, Ltd.	192,637	1,528,502
	Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	641,833
	Orient Paper & Industries, Ltd.	296,620	274,919
	Panacea Biotec, Ltd.	131,578	1,191,899
	Pantaloon Retail India, Ltd.	2,575	27,366
	Patel Engineering, Ltd.	97,383	1,086,444
	Petronet LNG, Ltd.	624,101	1,023,662
	Pfizer, Ltd.	71,204	1,037,963
	Pidilite Industries, Ltd.	481,710	1,642,994
*	Polaris Software Lab, Ltd.	157,531	391,096
	Praj Industries, Ltd.	268,545	1,208,365
	Pricol, Ltd.	132,536	62,826
	Prism Cements, Ltd.	596,393	531,395
	PSL, Ltd.	63,467	557,739
	PTC India, Ltd.	264,901	550,401
*	Punjab Tractors, Ltd.	28,848	156,340
	Radico Khaitan, Ltd.	218,080	547,873

9

*	Rain Commodities, Ltd.	76,883	389,288
	Rallis India, Ltd.	26,769	265,209
*	Rama Newsprint & Papers, Ltd.	83,017	73,837
	Raymond, Ltd.	98,113	604,904
*	REI Agro, Ltd.	107,592	4,142,952
*	Reliance Industrial Infrastructure, Ltd.	24,104	664,700
*	Rico Auto Industries, Ltd.	202,391	119,077
	Rolta India, Ltd.	266,216	1,898,787
	Ruchi Soya Industries, Ltd.	371,710	848,041
	Sakthi Sugars, Ltd.	61,507	112,388
*	Saregama India, Ltd.	27,039	76,348
*	SEAMEC, Ltd.	58,658	207,640
	Shanthi Gears, Ltd.	79,510	129,144
	Shasun Chemicals & Drugs, Ltd.	54,483	67,514
	Shriram Transport Finance Co., Ltd.	301,310	2,434,978
*	Shyam Telekink, Ltd.	470,508	48,978
*	Sicagen India, Ltd.	41,648	—
*	Sical Logistics, Ltd.	41,648	151,707
	SKF India, Ltd.	95,810	592,956
*	Solectron Centum Electronics, Ltd.	18,865	44,145
*	Solectron EMS India, Ltd.	9,432	25,173
	Sona Koyo Steering Systems, Ltd.	174,060	151,530
	Sonata Software, Ltd.	155,438	125,845
	South India Bank, Ltd.	189,050	608,336
	SREI Infrastructure Finance, Ltd.	186,033	623,079
	SRF, Ltd.	118,415	326,603
*	SSI, Ltd.	13,697	44,851
	Sterling Biotech, Ltd.	469,728	2,378,837
	Sterlite Technologies, Ltd.	95,694	464,809
	Strides Arcolab, Ltd.	64,472	245,550
	Subex, Ltd.	59,420	167,898
	Subros, Ltd.	109,780	91,503
	Sundaram-Clayton, Ltd.	3,890	61,523
	Sundram Fastners, Ltd.	465,052	336,374
	Supreme Industries, Ltd.	22,265	114,192
	Supreme Petrochem, Ltd.	144,830	77,798
*	Swaraj Engines, Ltd.	3,100	16,935
	Syndicate Bank	375,000	614,491
	Taj GVK Hotels and Resorts, Ltd.	83,666	277,500
	Tata Elxsi, Ltd.	67,874	337,440
	Tata Investment Corp., Ltd.	50,540	702,919
	Tata Metaliks, Ltd.	42,871	171,433
*	Tata Teleservices Maharashtra, Ltd.	2,195,240	1,622,397
	Tele Data Informatics, Ltd.	304,790	125,830
*	Teledata Marine Solutions, Ltd.	152,395	122,943
*	Teledata Technology Solution	152,395	122,943
	Texmaco, Ltd.	21,569	779,500
	Thomas Cook (India), Ltd.	99,630	241,126
*	Torrent Pharmaceuticals, Ltd.	194,766	718,276
*	Torrent Power, Ltd.	49,230	134,017
*	Trent, Ltd.	18,895	229,069
	Tube Investments of India, Ltd.	338,984	371,781

10

	TVS Motor Co., Ltd.	419,055	358,357
*	Unichem Laboratories, Ltd.	64,944	222,782
	Usha Martin, Ltd.	433,015	954,007
*	Uttam Galva Steels, Ltd.	127,929	118,466
*	Vardhman Textiles, Ltd.	76,291	215,489
	Varun Shipping Co.	261,746	480,877
	Vesuvius India, Ltd.	12,502	58,017
*	Wabco-TVs	3,890	—
*	Welspun India, Ltd.	92,659	108,520
	Welspun-Gujarat Stahl Rohren, Ltd.	292,491	2,680,272
	Wockhardt, Ltd.	52,983	370,407
	Wyeth, Ltd.	40,457	413,807
	Zensar Technologies, Ltd.	41,117	136,771
	Zuari Industries, Ltd.	55,762	318,843
TOTAL COMMON STOCKS			147,439,193

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	620,622	85,079

RIGHTS/WARRANTS — (0.0%)
*	Cholamandal DBS Finance, Ltd. Warrants 10/29/07	9,548	6,871

TOTAL — INDIA			147,531,143

INDONESIA — (3.0%)
COMMON STOCKS — (3.0%)
*	PT Apexindo Pratama Tbk	2,187,000	467,344
*	PT Asahimas Flat Glass Tbk	1,012,000	322,685
	PT Astra Graphia Tbk	4,549,000	293,209
*	PT Bakrieland Development Tbk	42,469,250	1,892,764
	PT Bank Niaga Tbk	26,487,500	2,729,791
*	PT Bank Pan Indonesia Tbk	27,710,375	1,845,121
*	PT Batu Buana Tbk	77,715	1,036
	PT Berlian Laju Tanker Tbk	11,737,700	2,616,969
	PT Bhakti Investama Tbk	24,551,100	1,424,077
	PT Budi Acid Jaya Tbk	7,007,000	255,850
	PT Charoen Pokphand Indonesia Tbk	7,948,500	930,429
*	PT Ciputra Surya Tbk	4,402,000	255,144
	PT Citra Marga Nusaphala Persada Tbk	7,106,000	1,067,047
*	PT Clipan Finance Indonesia Tbk	3,133,000	107,631
*	PT Davomas Adabi Tbk	41,920,000	1,081,312
*	PT Delta Dunia Petronda Tbk	12,220,000	1,076,375
*	PT Dynaplast Tbk	1,038,000	61,288
*	PT Energi Mega Persada Tbk	21,587,000	2,573,362
	PT Enseval Putera Megatrading Tbk	6,380,000	383,449
*	PT Ever Shine Textile Tbk	4,029,640	38,934
	PT Global Mediacom Tbk	8,180,000	456,874
	PT Gudang Garam Tbk	75,000	59,607
*	PT Hanson International Tbk	5,038,000	44,847
*	PT Hero Supermarket Tbk	33,000	14,171

11

*	PT Holcim Indonesia Tbk	16,152,500	1,924,732
	PT Indo-Rama Synthetics Tbk	2,211,000	160,946
*	PT Intiland Development Tbk	2,097,400	117,611
	PT Jaya Real Property Tbk	1,967,500	179,835
	PT Kalbe Farma Tbk	25,654,238	2,424,727
*	PT Kawasan Industry Jababeka Tbk	39,126,000	600,700
*	PT Keramika Indonesia Assosiasi Tbk	100,000	1,879
	PT Lippo Karawaci Tbk	35,036,250	2,632,628
	PT Matahari Putra Prima Tbk	10,021,500	569,791
	PT Mayorah Indah Tbk	2,473,500	364,230
	PT Medco Energi International Tbk	5,922,500	3,212,186
	PT Mitra Adiperkasa Tbk	3,295,000	169,934
*	PT Modern Photo Tbk	40,000	2,147
	PT Mustika Ratu Tbk	193,000	5,603
*	PT Pakuwon Jati Tbk	315,000	21,943
*	PT Panasia Indosyntec Tbk	79,000	3,392
*	PT Panin Insurance Tbk	9,119,500	313,290
*	PT Panin Life Tbk	51,214,500	879,916
	PT Petrosea Tbk	15,000	10,133
*	PT Pioneerindo Gourmet International Tbk	29,000	1,245
*	PT Polychem Indonesia Tbk	7,963,500	226,857
*	PT Prasidha Aneka Niaga Tbk	84,000	676
	PT Pudjiadi Prestige, Ltd. Tbk	45,500	1,048
	PT Ramayana Lestari Sentosa Tbk	14,295,000	1,119,795
	PT Samudera Indonesia Tbk	223,000	134,054
	PT Selamat Semp Tbk	1,920,000	102,029
	PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	785,787
*	PT Sumalindo Lestari Jaya Tbk	2,011,250	367,283
	PT Summarecon Agung Tbk	20,684,532	743,853
*	PT Sunson Textile Manufacturer Tbk	2,325,500	69,902
*	PT Suparma Tbk	2,400,000	94,042
*	PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	1,558
*	PT Surya Dumai Industri Tbk	3,298,500	—
*	PT Suryainti Permata Tbk	9,338,000	365,946
*	PT Suryamas Dutamakmur Tbk	125,000	2,558
*	PT Tempo Scan Pacific Tbk	10,365,500	723,844
*	PT Texmaco Jaya Tbk	93,000	29,453
*	PT Timah Tbk	1,394,500	5,084,349
	PT Trias Sentosa Tbk	9,198,400	217,633
	PT Trimegah Sec Tbk	9,961,000	272,661
	PT Tunas Ridean Tbk	3,838,000	449,557
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	29,449
*	PT Unggul Indah Cahaya Tbk	48,239	12,688
TOTAL COMMON STOCKS			44,431,206

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrie & Brothers Tbk Rights 04/18/08	177,626,837	—
*	PT Bakrieland Development Tbk Warrants 04/30/10	3,886,925	95,974
*	PT Budi Acid Jaya Tbk Warrants 01/11/12	483,000	10,889
*	PT Matahari Putra Prima Tbk Warrants 01/12/10	1,126,125	4,352
*	PT Summarecon Agung Tbk Warrants 06/21/10	738,733	7,217

TOTAL RIGHTS/WARRANTS			118,432

TOTAL — INDONESIA			44,549,638

12

ISRAEL — (2.5%)
COMMON STOCKS — (2.5%)
	Africa Israel Industries, Ltd.	2,031	155,288
	Alony Hetz Properties & Investments, Ltd.	229,186	915,554
*	Alvarion, Ltd.	185,133	1,488,856
*	American Israeli Paper Mills, Ltd.	8,541	711,012
	Analyst IMS Investment Management Services, Ltd.	19,892	253,714
*	AudioCodes, Ltd.	95,696	398,725
	Azorim Investment Development & Construction Co., Ltd.	85,573	1,162,654
	Baran Group, Ltd.	26,753	439,069
*	Beit Shemesh Engines Holdings, Ltd.	1	—
	Blue Square Chain Investments and Properties, Ltd.	47,576	354,725
	Blue Square-Israel, Ltd.	100,987	1,452,273
	Clal Industries, Ltd.	234,629	1,313,996
*	Compugen, Ltd.	11,938	26,525
	Dan Vehicle & Transportation	52,579	406,811
*	Danya Cebus, Ltd.	38,937	296,749
	Delek Automotive Systems, Ltd.	111,743	2,106,249
	Delek Drilling LP, Ltd.	1,333,958	830,248
*	Delta-Galil Industries, Ltd.	42,862	254,671
	Direct Insurance - I.D.I. Insurance Co., Ltd.	132,217	444,320
	Elbit Medical Imaging, Ltd.	37,507	2,155,884
*	Electra (Israel), Ltd.	9,403	1,458,544
*	Elron Electronic Industries, Ltd.	73,914	659,938
*	Feuchtwanger Investments, Ltd.	4,200	16
*	First International Bank of Israel, Ltd.	138,621	419,067
	FMS Enterprises Migun, Ltd.	23,637	720,546
	Formula Systems, Ltd.	18,238	223,933
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	155,741	1,610,931
*	Granite Hacarmel Investments, Ltd.	19,200	48,553
*	Hamlet (Israel-Canada), Ltd.	32,984	338,408
*	Hot-Cable Systems Media, Ltd.	72,776	1,060,286
*	Housing & Construction Holding Co., Ltd.	1,033,771	1,838,738
	IBI Investment House, Ltd.	22,725	226,420
	Industrial Building Corp., Ltd.	541,431	1,390,245
	Israel Petrochemical Enterprises, Ltd.	60,196	457,796
*	Israel Salt Industries, Ltd.	100,478	577,268
	Ituran Location & Control, Ltd.	45,195	610,723
*	Jerusalem Oil Exploration, Ltd.	30,624	506,338
*	Knafaim Arkia Holdings, Ltd.	27,233	227,401
	Leader Holding & Investments, Ltd.	74,777	126,937
*	Magal Security Systems, Ltd.	18,398	122,746
*	Magic Software Enterprises, Ltd.	43,946	77,397
	Medtechnica, Ltd.	10,336	54,471
*	Metalink, Ltd.	32,556	61,687
*	Metis Capital, Ltd.	1,079	3,458
*	Middle East Tube Co., Ltd.	13,500	33,424

13

	Mivtach Shamir Holdings, Ltd.	20,802	732,572
*	Naphtha Israel Petroleum Corp.	484,656	275,741
*	Neto M.E. Holdings, Ltd.	10,537	335,399
*	Nisko Industries, Ltd.	5,929	36,100
	O.R.T. Technologies, Ltd.	6,000	63,501
*	OCIF Investments and Development, Ltd.	5,002	117,856
*	Orckit Communications, Ltd.	29,519	215,429
	Osem Investment, Ltd.	1	9
	Property and Building Corp., Ltd.	13,195	1,315,442
*	RADVision, Ltd.	36,193	253,131
*	Retalix, Ltd.	61,666	953,780
	Scailex Corp., Ltd.	95,694	808,546
	Spectronix, Ltd.	9,752	52,916
*	Suny Electronic Inc., Ltd.	41,300	148,374
	Super-Sol, Ltd. Series B	449,336	2,516,974
*	The Israel Land Development Co., Ltd.	55,310	341,799
*	Tower Semiconductor, Ltd.	248,882	253,827
* #	TTI Team Telecom International, Ltd. ADR	3,220	6,923
*	Union Bank of Israel, Ltd.	120,682	664,570
	Urdan Industries, Ltd.	303,535	442,483
*	VeriFone Holdings, Inc.	1	5

TOTAL — ISRAEL			37,557,971

MALAYSIA — (6.3%)
COMMON STOCKS — (6.3%)
	A&M Realty Berhad	130,000	26,161
	Acoustech Berhad	170,200	47,858
*	Aeon Co. Berhad	511,300	1,656,986
	Al-’Aqar KPJ REIT	22,939	6,783
*	AMBD Berhad	2,148,100	145,839
	Amway (Malaysia) Holdings Berhad	396,700	857,192
	Ancom Berhad	400,500	128,584
	Ann Joo Resources Berhad	1,322,850	1,568,163
*	Anson Perdana Berhad	10,000	139
	APM Automotive Holdings Berhad	215,100	144,072
	Asas Dunia Berhad	173,000	42,735
	Asia Pacific Land Berhad	1,888,600	195,114
	Bandar Raya Developments Berhad	1,190,200	844,640
	Berjaya Corp. Berhad	4,994,500	1,556,159
*	Berjaya Corp. Berhad ICULS	5,706,561	880,642
	Berjaya Land Berhad	1,345,700	2,116,667
	Bernas Padiberas Nasional Berhad	1,478,200	848,796
	Bimb Holdings Berhad	894,600	312,071
	Bolton Properties Berhad	674,600	176,965
	Boustead Holdings Berhad	825,100	1,375,045
	Boustead Properties Berhad	378,000	630,337
	Cahya Mata Sarawak Berhad	823,600	549,189
	Carlsberg Brewery Malaysia Berhad	902,100	1,125,134
	Cement Industries of Malaysia Berhad	405,000	750,329
	Chemical Co. of Malaysia Berhad	472,600	420,232
	Chin Teck Plantations Berhad	33,000	83,010

14

	Choo Bee Metal Industries Berhad	26,000	18,290
	Cycle & Carriage Bintang Berhad	15,000	10,963
*	Damansara Realty Berhad	1,962,200	102,820
*	Datuk Keramik Holdings Berhad	24,000	—
	Dijaya Corp. Berhad	144,200	54,268
	DNP Holdings Berhad	1,114,000	385,764
	DRB-Hicom Berhad	3,143,000	1,067,203
	Dreamgate Corp. Berhad	2,386,200	309,062
	Dutch Lady Milk Industries Berhad	125,700	481,003
	Eastern & Oriental Berhad (6468754)	1,095,600	540,062
	Eastern & Oriental Berhad (B19ZLW1)	36,000	27,778
	Eastern Pacific Industrial Corp. Berhad	499,100	309,273
	ECM Libra Avenue Berhad	2,398,877	496,086
	Encorp BHD	196,700	60,678
	Eng Kah Corp. Berhad	32,000	29,135
*	Equine Capital Berhad	423,300	77,698
	Esso Malaysia Berhad	420,600	324,639
	Faber Group Berhad	692,300	199,791
	Far East Holdings Berhad	61,500	134,766
*	Fountain View Development Berhad	808,200	54,878
	Fraser & Neave Holdings Berhad	390,000	1,083,650
	General Corp. Berhad	279,100	100,073
*	George Kent (Malaysia) Berhad	124,200	19,151
*	GHL Systems Berhad	305,710	28,336
	Globetronics Technology Berhad	3,567,800	258,648
	Glomac Berhad	670,500	217,178
	Gold IS Berhad	279,600	136,824
*	Golden Plus Holdings Berhad	216,000	147,964
	Grand United Holdings Berhad	787,000	145,763
	Guiness Anchor Berhad	1,025,700	1,676,999
	GuocoLand (Malaysia) Berhad	1,359,800	607,675
	Hap Seng Consolidated Berhad	1,364,600	1,196,766
	HLG Capital Berhad	100,400	44,295
	Hock Seng Lee Berhad	1,010,300	246,246
	Hong Leong Industries Berhad	605,900	770,520
	Hovid Berhad	1,803,300	150,370
	Hume Industries (Malaysia) Berhad	412,267	531,960
	Hunza Properties Berhad	500,400	277,876
	Hwang-DBS (Malaysia) Berhad	308,500	172,372
	IJM Plantations Berhad	1,555,900	1,892,282
*	Insas Berhad	1,642,200	238,254
	Integrated Logistics Berhad	544,300	139,462
*	Jaks Resources Berhad	1,077,000	239,560
	Java, Inc. Berhad	37	21
	Jaya Tiasa Holdings Berhad	516,390	615,450
*	Johan Holdings Berhad	190,600	13,569
	JT International Berhad	550,600	676,366
	K & N Kenanga Holdings Berhad	890,000	207,488
*	Karambunai Corp. Berhad	5,564,900	145,950
	Keck Seng (Malaysia) Berhad	622,400	910,621
	KFC Holdings (Malaysia) Berhad	562,000	1,128,380
	Kian Joo Can Factory Berhad	1,273,080	483,431

15

	Kim Hin Industry Berhad	52,000	21,275
	Kim Loong Resources Berhad	158,400	187,749
	KPJ Healthcare Berhad	327,700	369,977
	KrisAssets Holdings Berhad	88,863	77,936
	KSL Holdings Berhad	688,666	246,450
*	Kub Malaysia Berhad	2,296,100	304,596
	Kuchai Development Berhad	87,100	24,605
	Kulim Malaysia Berhad	705,350	1,982,905
*	Kumpulan Europlus Berhad	1,268,800	136,932
*	Kumpulan Hartanah Selangor Berhad	1,269,800	266,292
*	Kurnia Asia Berhad	2,485,800	560,157
	Kwantas Corp. Berhad	343,600	422,273
	Ladang Perbadanan-Fima Berhad	235,900	304,053
*	Land & General Berhad	3,900,400	415,321
	Landmarks Berhad	1,986,300	1,213,945
*	LBS Bina Group Berhad	898,600	110,833
	Leader Universal Holdings Berhad	2,458,700	633,813
	Leong Hup Holdings Berhad	427,700	153,353
	Lingkaran Trans Kota Holdings Berhad	1,310,400	1,488,607
*	Lion Corp Berhad	800,300	175,418
	Lion Diversified Holdings Berhad	250,000	97,223
	Lion Industries Corp. Berhad	1,776,900	1,574,034
	MAA Holdings Berhad	986,866	380,793
*	Malaysia Aica Berhad	48,200	9,523
	Malaysia Building Society Berhad	362,700	147,810
	Malaysian Mosaics Berhad	71,460	21,922
	Malaysian Pacific Industries Berhad	339,500	821,716
*	Malaysian Resources Corp. Berhad	5,864,866	2,354,930
*	Mancon Berhad	12,000	3,222
	Manulife Insurance (M) Berhad	100,800	92,106
	Marco Holdings Berhad	2,835,400	96,240
*	Matrix International Berhad	684,000	86,526
	MBM Resources Berhad	322,366	287,303
*	Measat Global Berhad	176,800	81,805
	Media Prima Berhad	2,826,733	2,039,378
	Mega First Corp. Berhad	394,700	155,769
	Melewar Industrial Group Berhad	490,000	141,455
*	MEMS Technology Berhad	1,917,000	70,896
	Metro Kajang Holdings Berhad	138,900	56,075
*	Minho (M) Berhad	181,100	26,674
	MK Land Holdings Berhad	3,356,000	367,764
	MNRB Holdings Berhad	497,100	736,560
	MTD ACPI Engineering Berhad	601,000	172,293
	MTD Infraperdana Berhad	3,284,300	759,720
	Muhibbah Engineering Berhad	987,750	734,568
*	Mulpha International Berhad	4,823,650	1,548,847
	Multi-Purpose Holdings Berhad	457,000	246,865
	Naim Cendera Berhad	622,300	726,117
*	Narra Industries Berhad	16,000	3,035
	NCB Holdings Berhad	1,147,200	1,160,979
	New Straits Times Press (Malaysia) Berhad	749,600	405,033
*	Nikko Electronics Berhad	36,600	1,472

16

	Notion VTEC Berhad	1,093,000	134,850
	NTPM Holdings Berhad	550,600	86,668
	NV Multi Corp. Berhad	430,900	98,299
*	NWP Holdings Berhad	112,000	8,296
	Nylex (Malaysia) Berhad	551,000	231,384
	OKS Property Holdings Berhad	6,786	1,655
	Oriental Holdings Berhad	10,500	19,125
	OSK Holdings Berhad	1,896,271	1,042,097
	OSK Ventures Interantional Berhad	8,700	3,519
	P.I.E. Industrial Berhad	140,100	229,221
*	Pan Malaysia Cement Works Berhad	766,600	47,323
*	Pan Malaysian Industries Berhad	1,389,000	42,867
	Panasonic Manufacturing Malaysia Berhad	157,184	567,439
*	Panglobal Berhad	14,000	8,167
	Paramount Corp. Berhad	24,000	17,215
	PBA Holdings Berhad	274,100	83,757
	Pelikan International Corp. Berhad	599,560	516,441
	PJ Development Holdings Berhad	1,394,900	301,215
	Pos Malaysia & Services Holdings Berhad	510,000	300,522
*	Prime Utilities Berhad	3,000	225
*	Promet Berhad	52,000	—
	Protasco Berhad	575,600	154,904
*	Proton Holdings Berhad	110,800	114,224
	Puncak Niaga Holdings Berhad	796,420	815,522
	QL Resources Berhad	448,700	614,960
	QSR Brand Berhad	37,333	26,295
*	Ramunia Holdings Berhad	695,460	334,656
	Ranhill Berhad	1,532,180	639,117
	Ranhill Utilities Berhad	605,560	579,363
*	RB Land Holdings Berhad	1,445,000	940,453
*	Rekapacific Berhad	55,000	—
*	Salcon Berhad	1,144,800	218,872
	Sarawak Oil Palms Berhad	89,830	167,687
	Scientex Inc. Berhad	344,862	133,074
	Scomi Group Berhad	4,300,100	1,101,710
	Selangor Dredging Berhad	1,118,200	240,939
	Shangri-La Hotels (Malaysia) Berhad	273,200	190,567
	SHL Consolidated Berhad	277,400	142,096
	Sime Darby Berhad	488	1,431
*	South East Asia Lumber, Inc. Berhad	662,000	79,782
	Southern Acids (Malaysia) Berhad	41,000	21,925
	Southern Steel Berhad	502,800	527,733
*	SPK Sentosa Corp. Berhad	274,000	50,180
*	SRI Hartemas Berhad	65,000	—
	Star Publications (Malaysia) Berhad	548,400	592,197
	Subur Tiasa Holdings Berhad	386,085	376,682
	Sunrise Berhad	998,108	692,814
	Sunway City Berhad	943,500	902,339
*	Sunway Holdings Berhad	2,029,000	883,505
	Supermax Corp. Berhad	708,700	347,820
	Suria Capital Holdings Berhad	726,800	537,606
	Ta Ann Holdings Berhad	475,680	1,093,790

17

	TA Enterprise Berhad	4,058,200	1,377,983
	Tahp Group Berhad	6,000	6,401
*	Talam Corp. Berhad	2,096,350	135,857
	Tamco Corp. Holdings Berhad	83,000	8,840
	Tan Chong Motor Holdings Berhad	2,293,000	1,409,245
	Tasek Corp. Berhad	87,600	127,621
	TDM Berhad	355,500	241,204
*	Tebrau Teguh Berhad	1,655,500	336,817
	TH Group Berhad	907,000	191,787
	Thong Guan Industries Berhad	215,100	56,462
*	Time Dotcom Berhad	3,539,400	436,067
*	Time Engineering Berhad	1,980,100	113,028
	Top Glove Corp. Berhad	782,880	1,092,312
	Tradewinds (Malaysia) Berhad	371,600	571,681
	TRC Synergy Berhad	54,000	29,219
	UAC Berhad	44,715	53,336
	Uchi Technologies Berhad	1,101,500	748,056
*	UEM Builders Berhad	2,024,900	806,112
	Unico-Desa Plantations Berhad	2,414,775	767,622
	Unisem (M) Berhad	1,226,200	537,309
	United Malacca Rubber Estates Berhad	330,400	815,662
	United Malayan Land Berhad	13,000	5,294
	United Plantations Berhad	630,200	2,680,693
*	Utama Banking Group Berhad	720,800	533,881
	Utusan Melayu (Malaysia) Berhad	144,500	42,341
	VADS Berhad	165,800	332,393
	VS Industry Berhad	371,861	343,183
	Wah Seong Corp. Berhad	1,157,250	814,467
	WTK Holdings Berhad	1,218,000	917,336
	Yeo Hiap Seng (Malaysia) Berhad	56,760	29,504
	YTL e-Solutions Berhad	3,546,600	492,486
	Yu Neh Huat Berhad	816,500	549,288
	Zelan Berhad	1,399,800	1,149,001
TOTAL COMMON STOCKS			94,196,658

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	176,957	13,108
*	Malayan United Industries Berhad A2	176,957	12,016
TOTAL PREFERRED STOCKS			25,124

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	490,290	166,456
*	Liqua Health Corp. Berhad Warrants 09/09/08	34	—
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	426
*	OSK Property Warrants 04/05/09	1,696	92
*	QSR Brands Warrants 03/05/13	5,333	658
*	Ramunia Holdings BHD Warrants 12/20/09	1,840	755
*	Salcon Berhad Warrants 05/17/14	286,200	35,554
	Symphony House Berhad Warrants 2009	269,840	23,730
TOTAL RIGHTS/WARRANTS			227,671

TOTAL — MALAYSIA			94,449,453

18

MEXICO — (5.6%)
COMMON STOCKS — (5.6%)
	Consorcio ARA S.A.B. de C.V.	4,374,400	4,895,910
* #	Consorcio Hogar S.A.B. de C.V. Series B	425,370	154,572
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	2,191,700	6,815,281
* #	Corporacion GEO S.A.B. de C.V. Series B	2,382,300	9,317,095
* #	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	1,954,302
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	1,227
	Corporacion Moctezuma S.A.B. de C.V.	193,900	526,101
	Corporativo Fragua S.A.B. de C.V. Series B	31	389
*	Desc S.A. de C.V. Series B	222,767	194,279
*	Dine S.A.B. de C.V.	196,367	186,478
	Embotelladora Arca S.A.B. de C.V., Mexico	1,909,100	7,270,331
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	17,966
* #	Empresas ICA S.A.B. de C.V.	1,463,608	9,828,584
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	57,600	1,552,320
* #	Gruma S.A.B. de C.V. ADR	58,800	702,660
* #	Gruma S.A.B. de C.V. Series B	1,253,432	3,766,479
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	107,300	3,796,274
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	707,000	3,615,259
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	3,211,250
	Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	4,441,009
#	Grupo Continental S.A.B. de C.V.	1,035,980	2,776,748
	Grupo Herdez S.A.B. de C.V.	107,000	156,305
	Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	602,726
	Grupo Industrial Saltillo S.A.B. de C.V.	250,152	407,236
* #	Grupo Iusacell S.A.B. de C.V.	145,310	1,660,975
	Grupo Nutrisa S.A. de C.V.	188	219
	Grupo Posadas S.A. de C.V. Series L	199,000	321,938
*	Grupo Qumma S.A. de C.V. Series B	105,334	1,837
	Industrias Bachoco S.A.B. de C.V. Series B	152,000	368,228
* #	Industrias CH S.A.B. de C.V. Series B	1,560,148	8,012,621
*	Promotora y Operadora de Infraestructura S.A. de C.V.	65,988	247,206
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	1,343
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	4,048
*	Savia S.A. de C.V.	610,700	47,342
#	TV Azteca S.A. de C.V. Series A	6,581,300	4,464,190
	Vitro S.A.B. de C.V.	1,062,102	1,932,835
#	Vitro S.A.B. de C.V. Sponsored ADR	89,607	485,670
TOTAL COMMON STOCKS			83,739,233

RIGHTS/WARRANTS — (0.0%)
*	Consorcio Hogar S.A. de C.V. Rights 06/14/08	425,370	21,016

TOTAL — MEXICO			83,760,249

19

PHILIPPINES — (1.1%)
COMMON STOCKS — (1.1%)
	A. Soriano Corp.	3,430,211	238,682
	Aboitiz Equity Ventures, Inc.	8,037,000	1,321,904
	Alaska Milk Corp.	1,404,000	166,837
*	Bacnotan Consolidated Industries, Inc.	168,681	47,322
*	Belle Corp.	20,937,000	411,191
*	Benpres Holdings Corp.	11,168,000	566,848
	Cebu Holdings, Inc.	2,284,000	122,328
	China Banking Corp.	1,500	20,376
*	Digital Telecommunications Phils., Inc.	20,973,000	738,683
	DMCI Holdings, Inc.	3,446,000	519,759
*	EEI Corp.	1,929,000	123,676
*	Empire East Land Holdings, Inc.	12,140,000	160,974
	Filinvest Development Corp.	4,664,500	315,396
*	Filinvest Land, Inc.	44,309,452	953,037
	First Philippines Holdings Corp.	1,200,800	905,622
	Ginebra San Miguel, Inc.	1,003,200	441,670
*	Global Equities, Inc.	3,968,308	101,741
*	House of Investments, Inc.	732,000	32,438
*	Ionics, Inc.	769,825	20,832
	Jollibee Food Corp.	1,082,500	1,075,702
*	Lepanto Consolidated Mining Co. Series B	2,970,000	20,381
*	Mabuhay Holdings Corp.	516,000	4,245
	Macroasia Corp.	2,617,500	256,794
	Manila Jockey Club, Inc.	163,277	17,721
*	Manila Mining Corp.	149,300,000	58,043
	Megaworld Properties & Holdings, Inc.	7,300,000	327,589
*	Metro Pacific Corp. Series A	1,827,193	86,840
*	Paxys, Inc.	1,464,400	140,696
	Petron Corp.	708,000	82,633
	Philex Mining Corp.	2,688,400	436,564
*	Philippine Bank of Communications	14,726	15,646
*	Philippine National Bank	1,290,093	1,047,590
*	Philippine National Construction Corp.	173,000	19,369
	Philippine Savings Bank	356,863	346,502
	Philippine Stock Exchange, Inc.	9,900	137,043
*	PhilWeb Corp.	33,000,000	27,907
	Republic Glass Holding Corp.	507,500	19,713
*	RFM Corp.	4,757,868	47,887
	Rizal Commercial Banking Corp.	1,471,449	614,530
	Robinson’s Land Corp. Series B	2,849,870	684,891
	Security Bank Corp.	606,642	846,423
	Semirara Mining Corp.	266,900	305,322
	Shang Properties, Inc.	1,759,970	71,695
	SM Development Corp.	7,811,320	392,866
	Union Bank of the Philippines	145,852	116,736
*	Universal Rightfield Property Holdings, Inc.	1,062,000	680
	Universal Robina Corp.	3,633,015	1,101,375
*	Victorias Milling Co., Inc.	139,680	2,777
	Vista Land & Lifescapes, Inc.	647,700	47,356
*	Yehey! Corp.	29,670	—

TOTAL — PHILIPPINES			15,562,832

20

POLAND — (3.5%)
COMMON STOCKS — (3.5%)
	Agora SA	156,140	2,531,065
*	Alchemia SA	190,214	791,459
*	Amica Wronki SA	25,532	185,212
	Apator SA	24,153	169,071
	Asseco Poland SA	219,423	6,367,962
*	Bank Przemyslowo Handlowy BPH SA	12,417	457,161
*	Boryszew SA	87,261	222,676
*	Budimex SA	75,333	2,840,823
*	Cersanit SA	86,589	800,862
	Debica SA	30,666	1,230,484
	Decora SA	9,066	83,346
*	Echo Investment SA	1,181,980	3,515,315
	Elektrobudowa SA	10,898	987,248
*	Elstar Oils SA	47,937	160,799
	Eurocash SA	140,686	835,994
	Fabryki Mebli Forte SA	55,216	220,252
*	Farmacol SA	61,368	1,053,045
*	Ferrum SA	309	1,287
	Grupa Kety SA	44,298	2,215,896
	Impexmetal SA	775,600	1,236,015
*	Koelner SA	25,516	293,545
*	Kroscienskie Huty Szkla Krosno SA	45,176	42,941
*	Lentex SA	30,128	245,036
*	LPP SA	1,283	1,312,688
*	MNI SA	253,024	349,812
*	Mondi Packaging Paper Swiecie SA	15,912	376,592
*	Mostostal Export SA	408,285	780,736
	Mostostal Plock SA	3,877	158,464
	Mostostal Siedlce SA	641,652	1,944,447
*	Mostostal Warszawa SA	37,200	1,028,221
*	Mostostal Zabrze Holding SA	364,901	1,428,823
*	Netia Holdings SA	1,021,505	1,559,119
	NG2 SA	64,565	1,382,260
*	Ocean Company SA	8,530	472
*	Opoczno SA	17,409	272,248
	Orbis SA	161,652	4,018,902
*	Pekaes SA	24,538	147,018
	Pfleiderer Grajewo SA	52,123	505,555
	Polska Grupa Farmaceutyczna SA	39,991	1,235,613
*	Polski Koncern Miesny Duda SA	314,370	768,080
*	Raciborska Fabryka Kotlow SA	265,220	1,284,602
	Sniezka SA	5,612	100,123
*	Stalexport SA	641,224	802,521
	Ster-Projekt SA	122,099	374,719
	Sygnity SA	33,221	323,925
*	Synthos SA	2,535,615	1,166,388
*	Vistula SA	232,490	868,488
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	9,384	2,934,618
	Zaklady Tluszcowe Kruszwica SA	37,250	904,053
	Zelmer SA	11,580	277,325

TOTAL — POLAND			52,793,306

21

SOUTH AFRICA — (7.5%)
COMMON STOCKS — (7.5%)
	Adcorp Holdings, Ltd.	188,275	840,163
	Advtech, Ltd.	1,424,481	786,439
	Aeci, Ltd.	489,937	4,381,075
	Afgri, Ltd.	1,697,880	1,556,162
*	Aflease Gold, Ltd.	195,228	55,207
	African Oxygen, Ltd.	684,428	2,339,047
*	AG Industries, Ltd.	307,400	56,528
	Allied Electronics Corp., Ltd.	176,910	998,542
*	Allied Technologies, Ltd.	196,345	1,545,764
	Amalgamated Appliance Holdings, Ltd.	447,721	109,093
	Argent Industrial, Ltd.	360,896	760,685
	AST Group, Ltd.	873,528	130,890
	Astral Foods, Ltd.	172,561	2,166,805
	AVI, Ltd.	1,371,851	2,635,332
	Avusa, Ltd. (6049494)	392,940	697,851
*	Avusa, Ltd. (B2QHHR4)	392,940	1,218,699
	Bell Equipment, Ltd.	192,091	884,001
	Business Connexion Group	229,687	161,551
	Capitec Bank Holdings, Ltd.	119,189	477,839
	Cashbuild, Ltd.	74,257	545,265
	Caxton & CTP Publishers & Printers, Ltd.	813,024	1,339,618
	Ceramic Industries, Ltd.	31,493	339,718
	City Lodge Hotels, Ltd.	141,591	1,369,154
*	Corpgro, Ltd.	241,136	—
	Cullinan Holdings, Ltd.	434,430	31,439
	Data Tec, Ltd.	676,451	2,728,235
	Datacentrix Holdings, Ltd.	375,906	196,887
*	Delta Electrical Industries, Ltd.	83,032	101,051
	Dimension Data Holdings P.L.C.	3,458,471	3,585,551
	Distell Group, Ltd.	317,735	2,171,387
	Distribution & Warehousing Network, Ltd.	452,561	831,346
	Dorbyl, Ltd.	38,250	40,037
*	Durban Roodeport Deep, Ltd.	1,267,728	1,025,962
*	Enaleni Pharmaceuticals, Ltd.	1,576,343	590,090
	Enviroserv Holdings, Ltd.	291,414	469,556
	Famous Brands, Ltd.	215,752	449,816
	Foschini, Ltd.	285,613	1,274,453
#	Gold Reef Resorts, Ltd.	345,549	839,867
	Grindrod, Ltd.	1,331,239	4,632,918
	Group Five, Ltd.	396,982	2,740,097
*	Highveld Steel & Vanadilum Corp., Ltd.	216,434	5,082,961
	Hudaco Industries, Ltd.	67,696	711,277
	Hulamin, Ltd.	230,678	708,033
	Iliad Africa, Ltd.	295,164	385,409
	Illovo Sugar, Ltd.	1,027,149	4,171,034
*	JCI, Ltd.	1,622,051	—

22

	JD Group, Ltd.	62,555	246,343
*	Johnnic Holdings, Ltd.	43,260	67,663
*	JSE, Ltd.	23,811	224,233
	Kap International Holdings, Ltd.	627,285	206,175
	Lewis Group, Ltd.	305,911	1,387,513
*	M Cubed Holdings, Ltd.	385,000	10,119
	Medi-Clinic Corp., Ltd.	885,461	2,214,202
*	Merafe Resources, Ltd.	4,526,666	2,259,048
	Metair Investments, Ltd.	583,301	961,882
*	Metorex, Ltd.	1,453,388	4,582,016
	Metropolitan Holdings, Ltd.	2,416,923	3,920,600
	Mr. Price Group, Ltd.	752,447	1,578,175
	Mustek, Ltd.	264,223	128,916
	Mvelaphanda Group, Ltd.	941,554	916,163
	Nampak, Ltd.	1,312,387	2,364,047
	New Clicks Holdings, Ltd.	1,364,572	2,530,596
	Nu-World Holdings, Ltd.	50,644	107,607
	Oceana Group, Ltd.	182,711	514,046
	Omnia Holdings, Ltd.	155,143	1,549,967
	Palabora Mining Co., Ltd.	111,131	2,217,138
	Peregrine Holdings, Ltd.	681,138	1,127,628
*	Product Co.	65,013	—
	PSG Group, Ltd.	510,505	1,356,218
*	Randgold & Exploration Co., Ltd.	60,670	—
*	Raubex Group, Ltd.	30,781	169,505
	Redefine Income Fund, Ltd.	34,692	25,522
	Reunert, Ltd.	470,345	3,429,523
*	SecureData Holdings, Ltd.	339,582	68,106
	Sentula Mining, Ltd.	825,428	1,717,697
*	Simmer & Jack Mines, Ltd.	93,729	53,056
	Spur Corp., Ltd.	267,501	247,847
	Sun International, Ltd.	163,962	1,914,328
	Super Group, Ltd.	1,808,648	1,250,049
	The Spar Group, Ltd.	655,748	4,475,854
*	Tiger Wheels, Ltd.	153,255	—
	Tongaat-Hulett, Ltd.	225,092	2,717,328
	Tourism Investment Corp., Ltd.	1,286,533	329,445
	Trans Hex Group, Ltd.	153,546	181,427
	Trencor, Ltd.	486,312	1,791,089
	UCS Group, Ltd.	650,134	221,842
*	Value Group, Ltd.	321,111	95,461
*	Wesizwe Platinum, Ltd.	243,454	263,838
	Wilson Bayly Holme-Ovcon, Ltd.	166,336	2,642,554
	Woolworths Holdings, Ltd.	693,479	1,029,151

TOTAL — SOUTH AFRICA			111,256,751

SOUTH KOREA — (9.6%)
COMMON STOCKS — (9.6%)
#	Aekyung Petrochemical Co., Ltd.	7,150	245,766
* #	Anam Electronics Co., Ltd.	13,250	72,221
	Asia Cement Manufacturing Co., Ltd.	3,603	224,008

23

	Asia Paper Manufacturing Co., Ltd.	8,880	95,312
	AUK Corp.	8,160	20,049
	Baek Kwang Mineral Products Co., Ltd.	1,860	33,324
#	Bing Grae Co., Ltd.	9,540	338,092
	Bohae Brewery Co., Ltd.	2,680	52,067
	Boo Kook Securities Co., Ltd.	7,410	185,009
#	Boryung Pharmaceutical Co., Ltd.	3,514	170,558
*	Brain Technology Industries Co., Ltd.	2,340	10,447
#	Bu Kwang Pharmaceutical Co., Ltd.	26,172	750,154
	BYC Co., Ltd.	710	142,117
	Byuck San Corp.	5,300	82,639
#	Byuck San Engineering and Construction Co., Ltd.	38,300	215,754
*	C&Woobang Construction Co., Ltd.	12,350	45,645
	Cambridge Members Co., Ltd.	2,280	32,568
* #	Capro Corp.	38,750	459,407
#	Celrun Co., Ltd.	22,630	96,251
	Cheil Industrial, Inc.	20,160	1,041,739
	Cheil Worldwide, Inc.	5,487	1,262,830
	Cho Kwang Leather Co., Ltd.	10,640	76,428
	Cho Kwang Paint Co., Ltd.	12,070	28,950
*	Choil Aluminum Manufacturing Co., Ltd.	8,700	69,204
	Chon Bang Co., Ltd.	130	4,557
#	Chong Kun Dang Pharmaceutical Corp.	11,863	247,675
* #	Choongwae Holdings Co., Ltd.	5,482	61,222
	Choongwae Pharmaceutical Corp.	9,905	174,986
#	Chosun Refractories Co., Ltd.	2,210	206,696
#	Chungho Comnet Co., Ltd.	2,320	45,072
	Chunil Express Co., Ltd.	606	39,073
#	CJ CGV Co., Ltd.	19,000	280,486
* #	CJ Corp.	26,223	1,845,820
* #	Comtec Systems Co., Ltd.	25,030	46,192
*	Cosmochemical Co., Ltd.	14,640	125,847
#	Crown Confectionery Co., Ltd.	1,360	104,405
	Dae Chang Industrial Co., Ltd.	63,900	46,249
	Dae Dong Industrial Co., Ltd.	6,090	117,791
*	Dae Ho Corp.	543	69
	Dae Hyun Co., Ltd.	51,280	36,600
#	Dae Sang Corp.	34,350	377,079
#	Dae Won Kang Up Co., Ltd.	80,800	167,282
* #	Dae Young Packaging Co., Ltd.	147,692	59,530
#	Daeduck Electronics Co., Ltd.	68,417	315,575
	Daeduck Industries Co., Ltd.	21,536	159,575
	Daegu Bank Co., Ltd.	166,150	2,452,988
	Daehan City Gas Co., Ltd.	11,541	418,889
#	Daehan Fire & Marine Insurance Co., Ltd.	48,040	536,719
#	Daehan Flour Mills Co., Ltd.	2,110	397,368
*	Daehan Pulp Co., Ltd.	7,772	24,247
	Daehan Synthetic Fiber Co., Ltd.	1,750	210,712
#	Daekyo Co., Ltd.	9,840	673,552
* #	Daekyung Machinery & Engineering Co., Ltd.	54,200	286,976
	Daelim Trading Co., Ltd.	17,730	82,327
*	Daerim Corp.	4,770	109,551

24

	Daesang Farmsco Co., Ltd.	13,210	23,592
#	Daesang Holdings Co., Ltd.	7,072	34,133
#	Daesung Industrial Co., Ltd.	6,130	890,460
	Daewon Pharmaceutical Co., Ltd.	9,120	41,442
*	Daewoo Electronic Components Co., Ltd.	184,910	79,902
#	Daewoo Motor Sales Corp.	31,830	949,356
	Daewoong Co., Ltd.	6,546	222,567
	Daewoong Pharmaceutical Co., Ltd.	9,754	833,299
	Dahaam E-Tec Co., Ltd.	2,200	68,330
#	Daishin Securities Co., Ltd.	68,700	1,325,183
#	Daiyang Metal Co., Ltd.	22,400	110,598
#	Daou Technology, Inc.	56,480	407,786
#	DI Corp.	30,950	62,848
	Digital Power Communications Co., Ltd.	50,540	93,361
	Dong Ah Tire Industrial Co., Ltd.	22,245	207,340
	Dong IL Rubber Belt Co., Ltd.	12,866	35,230
#	Dong Wha Pharmaceutical Industries Co., Ltd.	9,470	555,768
* #	Dong Won Co., Ltd.	6,100	82,900
#	Dong-A Pharmaceutical Co., Ltd.	14,038	1,340,303
	Dongbang Agro Co., Ltd.	19,470	126,296
	Dongbang Transport Logistics Co., Ltd.	26,000	148,758
	Dongbu Corp.	25,950	559,723
* #	Dongbu HiTek Co., Ltd.	32,873	270,855
#	Dongbu Securities Co., Ltd.	35,541	283,193
#	Dongbu Steel Co., Ltd.	30,980	442,286
	Dong-Il Corp.	3,048	233,920
	Dongil Paper Manufacturing Co., Ltd.	37,700	43,188
	Dongkook Industrial Co., Ltd.	8,500	39,374
	Dongsu Industrial Co., Ltd.	7,558	128,406
	Dongsung Chemical Co., Ltd.	1,115	15,431
*	Dongsung Holdings Co., Ltd.	4,604	59,091
	Dongsung Pharmaceutical Co., Ltd.	4,190	36,588
#	Dongwon F&B Co., Ltd.	3,360	138,357
	Dongwon Industries Co., Ltd.	2,350	298,909
#	Dongwon Systems Corp.	138,447	316,521
	Dongyang Engineering & Construction Corp.	2,200	88,551
#	Dongyang Mechatronics Corp.	29,591	225,640
#	Doosan Construction & Engineering Co., Ltd.	83,770	976,820
	DPI Co., Ltd.	8,565	68,176
#	Ducsung Co., Ltd.	12,680	32,151
*	DuzonBIzon Co., Ltd.	29,690	49,306
#	E1 Corp.	7,720	922,229
*	Eagon Industrial Co., Ltd.	3,120	53,358
*	En Paper Manufacturing Co., Ltd.	23,440	71,063
	Enex Co., Ltd.	34,400	39,720
	e-Starco Co., Ltd.	59,320	47,223
	F&F Co., Ltd.	21,060	99,827
	Feelux Co., Ltd.	35,140	52,385
* #	First Fire & Marine Insurance Co., Ltd.	23,310	347,634
* #	Firstech Co., Ltd.	29,829	61,338
#	FNC Kolon Corp.	10,844	176,923
#	Foosung Co., Ltd.	46,809	199,414

25

	Fursys, Inc.	13,170	323,989
	Gaon Cable Co., Ltd.	4,470	164,754
#	GIIR, Inc.	14,410	126,919
#	Global & Yuasa Battery Co., Ltd.	12,280	298,024
	Green Cross Corp. (6497134)	1,825	153,285
#	Green Cross Corp. (6771708)	2,050	191,119
#	Green Fire Marine Insurance Co., Ltd.	4,878	67,301
#	Gwangju Shinsegae Co., Ltd.	1,820	231,506
#	Hae In Co., Ltd.	10,894	40,844
#	Halla Climate Control Corp.	106,070	1,132,986
#	Halla Engineering & Construction Corp.	13,160	433,843
* #	Han All Pharmaceutical Co., Ltd.	34,948	118,890
#	Han Kuk Carbon Co., Ltd.	28,623	192,947
#	Han Yang Securities Co., Ltd.	12,760	261,640
	Handok Pharmaceuticals Co., Ltd.	12,760	222,937
#	Handsome Corp.	34,799	427,439
#	Hanil Cement Manufacturing Co., Ltd.	8,558	741,761
	Hanil Construction Co., Ltd.	8,938	116,624
	Hanil E-Wha Co., Ltd.	38,970	90,500
	Hanil Iron & Steel Co., Ltd.	2,450	79,739
#	Hanjin Transportation Co., Ltd.	13,211	500,511
	Hankook Cosmetics Co., Ltd.	25,320	96,759
	Hankook Shell Oil Co., Ltd.	1,620	150,202
*	Hankook Synthetics, Inc.	550	51
	Hankook Tire Manufacturing Co., Ltd.	33,000	474,440
	Hankuk Glass Industries, Inc.	12,660	360,690
#	Hankuk Paper Manufacturing Co., Ltd.	5,840	258,751
#	Hanmi Pharm Co., Ltd.	10,493	1,455,997
	Hansae Co., Ltd.	22,080	87,074
#	Hansol Chemical Co., Ltd.	12,170	126,468
#	Hansol CSN Co., Ltd.	65,160	130,393
#	Hansol LCD, Inc.	5,777	207,647
* #	Hansol Paper Co., Ltd.	53,310	691,561
#	Hanssem Co., Ltd.	22,380	183,641
* #	Hansung Enterprise Co., Ltd.	5,340	29,595
#	Hanwha Chemical Corp.	81,710	988,011
* #	Hanwha Non-Life Insurance Co., Ltd.	24,410	378,337
	Hanwha Securities Co., Ltd.	65,931	615,131
	Hanwha Timeworld Co., Ltd.	5,120	70,583
* #	Heavy Industries	22,433	119,142
#	Heung-A Shipping Co., Ltd.	16,400	50,503
#	Hotel Shilla Co., Ltd.	60,958	1,409,304
	HS R&A Co., Ltd.	6,360	63,012
#	Huchems Fine Chemical Corp.	31,846	808,515
* #	Huneed Technologies	7,121	42,302
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	45,474	330,428
#	Husteel Co., Ltd.	7,220	159,915
#	Hwa Sung Industrial Co., Ltd.	12,520	140,452
	Hwacheon Machinery Works Co., Ltd.	2,200	39,103
#	Hwashin Co., Ltd.	22,220	64,540
#	Hyosung T & C Co., Ltd.	32,286	2,470,842
#	Hyundai Auton Co., Ltd.	134,030	705,573

26

	Hyundai Cement Co., Ltd.	10,020	362,328
* #	Hyundai Corp.	21,801	571,761
	Hyundai Department Store Co., Ltd.	19,244	1,925,226
	Hyundai Department Store H & S Co., Ltd.	6,210	527,222
#	Hyundai DSF Co., Ltd.	7,510	82,458
#	Hyundai Elevator Co., Ltd.	7,294	683,614
#	Hyundai Hysco	91,740	1,024,533
#	Hyundai Marine & Fire Insurance Co., Ltd.	113,290	2,619,894
	Hyundai Pharmaceutical Ind. Co., Ltd.	14,100	55,688
*	IB Sports, Inc.	14,500	54,758
* #	IHQ, Inc.	44,450	93,860
#	Il Dong Pharmaceutical Co., Ltd.	7,553	285,538
	Il Sung Construction Co., Ltd.	4,300	39,080
	Il Yang Pharmaceutical Co., Ltd.	18,270	1,027,820
	Iljin Diamond Co., Ltd.	4,272	58,286
*	Iljin Display Co., Ltd.	2,568	29,194
#	Iljin Electric Co., Ltd.	43,730	323,725
* #	Ilkyung Co., Ltd.	1,142	4,751
	Ilshin Spinning Co., Ltd.	1,730	120,796
#	Ilsung Pharmaceutical Co., Ltd.	2,040	205,970
#	InziControls Co., Ltd.	14,290	70,125
#	ISU Chemical Co., Ltd.	7,920	89,651
#	IsuPetasys Co., Ltd.	39,800	52,566
#	Jahwa Electronics Co., Ltd.	16,460	122,912
	Jeil Mutual Savings Bank	7,990	47,169
	Jeil Pharmaceutical Co.	18,840	198,600
	Jeonbuk Bank, Ltd.	51,866	382,877
#	Jinheung Mutual Savings Bank Co., Ltd.	24,579	135,109
*	Joongang Construction Co., Ltd.	6,890	114,394
#	K.C. Tech Co., Ltd.	25,513	171,080
#	Keangnam Enterprises, Ltd.	21,653	599,537
* #	KEC Corp.	54,690	74,338
#	KEC Holdings Co., Ltd.	18,229	31,159
* #	Kedcom Co., Ltd.	9,096	13,248
	Keyang Electric Machinery Co., Ltd.	40,210	111,117
* #	KG Chemical Corp.	8,410	90,730
* #	KIRIN Co., Ltd.	61,710	79,410
#	KISWIRE, Ltd.	12,848	569,011
	Kodenshi Korea Corp.	25,020	63,421
#	Kolon Engineering & Construction Co., Ltd.	21,890	259,493
* #	Kolon Industries, Inc.	23,890	797,226
#	Korea Cast Iron Pipe Co., Ltd.	26,090	144,654
* #	Korea Circuit Co., Ltd.	19,330	77,517
#	Korea Cottrell Co., Ltd.	14,960	186,047
#	Korea Development Co., Ltd.	14,820	236,074
#	Korea Development Leasing Corp.	4,545	194,632
	Korea Electric Terminal Co., Ltd.	14,990	347,180
#	Korea Export Packing Industries Co., Ltd.	3,990	44,173
#	Korea Fine Chemical Co., Ltd.	3,171	240,304
#	Korea Flange Co., Ltd.	6,900	93,155
#	Korea Iron & Steel Co., Ltd.	14,150	1,250,710
* #	Korea Kolmar Co., Ltd.	18,210	66,264

27

	Korea Komho Petrochemical Co., Ltd.	26,400	1,252,906
#	Korea Line Corp.	8,700	1,724,739
	Korea Mutual Savings Bank	6,040	164,223
#	Korea Petrochemical Industry Co., Ltd.	10,960	481,693
	Korea Polyol Co., Ltd.	3,250	173,963
#	Korea Reinsurance Co., Ltd.	112,673	1,192,841
*	Korea Schnell Pharma Co., Ltd.	38,600	22,380
	Korea Zinc Co., Ltd.	10,994	1,404,299
	Korean Air Terminal Service Co., Ltd.	3,350	160,866
*	Korean French Banking Corp.	66,958	100,512
* #	KP Chemical Corp.	121,051	1,013,937
#	KPC Holdings Corp.	3,008	161,306
* #	KTB Network, Ltd.	59,730	506,659
#	Kukdo Chemical Co., Ltd.	8,450	209,702
	Kukdong Oil & Chemicals Co., Ltd.	3,623	39,758
	Kukje Pharm Ind. Co., Ltd.	13,468	43,448
	Kumbi Corp.	670	31,175
#	Kumho Electronics Co., Ltd.	7,293	260,006
#	Kumho Industrial Co., Ltd.	31,570	994,062
#	Kumho Investment Bank	10,122	132,698
#	Kumho Tire Co., Inc.	90,000	891,033
	Kumkang Industrial Co., Ltd.	5,810	89,581
	Kunsul Chemical Industrial Co., Ltd.	7,190	118,655
#	Kwang Dong Pharmaceutical Co., Ltd.	74,760	295,992
* #	Kwang Myung Electric Engineering Co., Ltd.	36,360	48,808
#	Kyeryong Construction Industrial Co., Ltd.	10,770	381,761
* #	Kyobo Securities Co., Ltd.	44,300	968,653
	Kyung Dong Navien Co., Ltd.	1,740	41,487
* #	Kyungbang Co., Ltd.	1,100	160,036
	Kyungdong City Gas Co., Ltd.	2,270	128,603
	Kyung-in Synthetic Corp.	2,517	62,835
	Kyungnam Energy Co., Ltd.	28,770	102,574
	Lee Ku Industrial Co., Ltd.	35,635	47,046
	LG Dacom Corp.	60,620	1,236,602
#	LG Fashion Corp.	26,035	750,887
#	LG International Corp.	65,552	1,280,028
* #	LG Life Sciences, Ltd.	15,845	884,937
#	LIG Insurance Co., Ltd.	63,770	1,418,933
#	Lotte Chilsung Beverage Co., Ltd.	1,112	1,122,530
#	Lotte Confectionary Co., Ltd.	990	1,114,327
* #	Lotte Midopa Co., Ltd.	61,160	712,814
#	Lotte Sam Kang Co., Ltd.	1,770	339,830
#	LS Industrial Systems Co., Ltd.	28,250	1,509,326
#	Manho Rope & Wire Co., Ltd.	3,950	61,370
	Meritz Fire Marine Insurance Co., Ltd.	80,248	814,841
#	Meritz Securities Co., Ltd.	55,711	448,797
	Mi Chang Oil Industrial Co., Ltd.	1,790	58,404
	Miwon Commercial Co., Ltd.	1,280	55,359
	MonAmi Co., Ltd.	3,240	36,343
#	Moorim Paper Co., Ltd.	21,778	217,467
	Motonic Corp.	20,900	177,867
#	Namhae Chemical Corp.	63,074	1,770,280

28

* #	Namkwang Engineering & Construction Co., Ltd.	16,682	1,048,786
*	Namsun Aluminum Co., Ltd.	7,140	45,521
	Namyang Dairy Products Co., Ltd.	745	586,149
	Nasan Co., Ltd.	35,400	82,311
	National Plastic Co., Ltd.	3,250	32,501
#	NCsoft Corp.	22,620	1,054,546
	Nexen Corp.	3,320	109,638
#	NH Investment & Securities Co., Ltd.	59,219	536,853
#	Nong Shim Co., Ltd.	4,490	786,266
#	Nong Shim Holdings Co., Ltd.	5,210	351,579
	Noroo Paint Co., Ltd.	14,277	59,020
* #	Orientbio, Inc.	89,551	74,694
#	ORION Corp.	5,470	1,097,090
	Ottogi Corp.	3,910	584,429
	Pacific Corp.	6,730	803,880
	Pacific Pharmaceutical Co., Ltd.	2,030	63,476
	Pang Rim Co., Ltd.	4,800	102,110
*	Pantech & Curitel Communications, Inc.	4,954	—
*	Pantech Co., Ltd.	4,493	—
	PaperCorea, Inc.	13,740	102,913
	Pohang Coated Steel Co., Ltd.	6,320	195,447
#	Poong Lim Industrial Co., Ltd.	31,880	233,153
#	Poong San Corp.	41,500	685,241
* #	Prime Entertainment Co., Ltd.	2,674	5,879
#	Pulmuone Co., Ltd.	7,480	355,470
	Pum Yang Construction Co., Ltd.	8,260	149,178
	Pusan Bank	162,320	2,357,285
#	Pusan City Gas Co., Ltd.	14,730	327,551
*	Pyung Hwa Anti-Vibration System Co., Ltd.	4,807	11,731
*	Pyung Hwa Holdings Co., Ltd.	3,205	7,779
	Pyung Hwa Industrial Co., Ltd.	10,456	38,075
* #	RNL BIO Co., Ltd.	33,431	48,899
#	S&T Corp.	12,395	274,640
#	S&T Daewoo Co., Ltd.	12,330	443,507
#	S&T Dynamics Co., Ltd.	29,822	350,595
* #	S&T Motors Co., Inc.	92,190	55,078
	S1 Corp.	28,972	1,645,907
* #	Saehan Industries, Inc.	65,180	551,604
*	Saehan Media Corp.	15,530	57,980
* #	Sajo Industries Co., Ltd.	5,990	188,050
* #	Sajo O&F Corp.	1,696	10,279
	Sam Jin Pharmaceutical Co., Ltd.	24,900	301,131
	Sam Kwang Glass Industrial Co., Ltd.	4,820	158,113
	Sam Whan Camus Co., Ltd.	5,270	67,875
	Sam Yung Trading Co., Ltd.	13,450	57,936
	Sambu Construction Co., Ltd.	10,690	529,493
	Samchully Co., Ltd.	4,720	962,950
*	Samho F&G, Inc.	32,880	39,155
#	Samho International Co., Ltd.	12,681	230,351
	Samhwa Crown and Closure Co., Ltd.	2,400	47,414
	Samhwa Paints Industrial Co., Ltd.	26,400	87,675
* #	Samick Musical Instruments Co., Ltd.	146,160	132,056

29

	Samil Pharmaceutical Co., Ltd.	2,680	31,896
*	Samsung Climate Control Co., Ltd.	6,810	49,997
#	Samsung Fine Chemicals Co., Ltd.	29,280	1,435,985
#	Samwhan Corp.	13,660	314,434
#	Samyang Corp.	8,991	446,934
* #	Samyang Foods Co., Ltd.	7,360	112,230
#	Samyang Genex Co., Ltd.	4,026	269,182
	Samyang Tongsang Co., Ltd.	1,760	58,971
*	Samyoung Chemical Co., Ltd.	2,420	20,301
#	Samyoung Electronics Co., Ltd.	17,870	187,485
* #	SandT Corp	3,295	280,231
	SC Engineering Co., Ltd.	4,248	22,790
#	Seah Besteel Corp.	16,050	330,624
	SEAH Holdings Corp.	4,160	478,758
	SEAH Steel Corp.	5,500	338,760
#	Sebang Co., Ltd.	15,655	228,845
	Sejong Industrial Co., Ltd.	21,610	114,399
#	Seondo Electric Co., Ltd.	13,050	37,685
#	Seoul City Gas Co., Ltd.	3,590	319,051
#	Seoul Securities Co., Ltd.	447,434	645,735
* #	Serim Paper Manufacturing Co., Ltd.	24,240	327,108
* #	Seshin Co., Ltd.	19,902	61,280
#	Sewon Cellontech Co., Ltd.	14,221	124,968
*	SGWICUS Corp.	16,060	42,494
*	SH Chemical Co., Ltd.	126,500	114,285
#	Shin Heung Securities Co., Ltd.	11,094	334,688
*	Shin Poong Paper Manufacturing Co., Ltd.	3,550	59,799
	Shin Won Corp.	60,100	132,590
#	Shin Young Securities Co., Ltd.	10,600	514,304
* #	Shinhan Engineering & Construction Co., Ltd.	3,676	64,979
	Shinil Engineering Co., Ltd.	4,010	50,405
	Shinpoong Pharmaceutical Co., Ltd.	4,680	106,874
	Shinsegae Engineering & Construction Co., Ltd.	2,990	94,375
	Shinsung Engineering & Construction Co., Ltd.	14,059	85,845
#	Shinsung Engineering Co., Ltd.	30,420	229,210
*	Shinsung Tongsang Co., Ltd.	8,700	32,113
#	Sindo Ricoh Co., Ltd.	11,169	742,858
#	SJM Co., Ltd.	22,510	129,201
#	SK Chemicals Co., Ltd.	22,820	1,177,249
	SK Energy Co., Ltd.	12	1,493
	SK Gas Co., Ltd.	9,960	743,048
#	SKC Co., Ltd.	34,460	746,511
	SL Corp.	19,820	133,128
#	Solomon Mutual Savings Bank	15,007	132,655
*	Songwon Industrial Co., Ltd.	12,420	59,062
#	Soosan Heavy Industries Co., Ltd.	40,700	48,874
*	Ssangyong Cement Industry Co., Ltd.	79,381	859,182
*	Ssangyong Corp.	4,186	81,062
* #	Ssangyong Motor Co.	137,030	631,496
#	STX Corp.	14,274	1,054,301
#	STX Engine Co., Ltd.	28,692	1,466,528
* #	Sudo Pharmaceutical Industry Co., Ltd.	66,850	80,531

30

	Suheung Capsule Co., Ltd.	16,030	102,592
	Sung Bo Chemicals Co., Ltd.	1,930	72,998
	Sung Chang Enterprise Co., Ltd.	6,150	126,915
* #	Sung Shin Cement Co., Ltd.	22,350	227,987
#	Sungjee Construction Co., Ltd.	4,690	89,796
#	Sungwon Corp.	49,310	594,059
	Sunjin Co., Ltd.	2,840	78,616
#	Sunkyong Securities Co., Ltd.	268,610	746,703
#	Sunwoo Shipping & Technology Co., Ltd.	85,930	121,523
	Tae Kwang Industrial Co., Ltd.	880	778,272
	Tae Kyung Industrial Co., Ltd.	29,140	173,439
	Taegu Department Store Co., Ltd.	13,040	177,264
#	Taeyoung Engineering & Construction	90,740	820,584
	Tai Lim Packaging Industries Co., Ltd.	62,000	63,810
	TCC Steel	3,016	69,980
	Telcoware Co., Ltd.	9,000	69,477
*	The Will-Bes & Co., Ltd.	11,120	45,840
	Tong Yang Investment Bank	130,266	1,816,520
* #	Tong Yang Major Corp.	70,586	557,662
#	Tong Yang Moolsan Co., Ltd.	5,500	69,207
*	Trigem Computer, Inc.	13	—
* #	TRYBRANDS, Inc.	38,370	195,566
	TS Corp.	5,500	327,966
#	Uangel Corp.	12,280	72,530
*	Uni Chem Co., Ltd.	56,800	49,934
#	Unid Co., Ltd.	6,000	233,020
* #	Union Steel Manufacturing Co., Ltd.	13,912	390,425
#	Uniquest Corp.	11,050	60,780
*	VGX International, Inc.	16,954	59,198
* #	Wealth Bridge Co., Ltd.	41,460	21,544
#	Whanin Pharmaceutical Co., Ltd.	13,650	184,979
	Wiscom Co., Ltd.	7,880	31,209
	Woongjin Coway Co., Ltd.	60,700	1,786,225
#	Woongjin Thinkbig Co., Ltd.	22,329	594,778
#	Woongjin.Com Co., Ltd.	32,907	765,607
#	Woori Financial Co., Ltd.	20,620	230,277
	WooSung Feed Co., Ltd.	17,000	29,210
	YESCO Co., Ltd.	5,950	205,576
#	Yoosung Enterprise Co., Ltd.	33,540	126,628
#	Youlchon Chemical Co., Ltd.	32,710	213,535
*	Young Poong Mining & Construction Corp.	1,580	84
	Young Poong Paper Manufacturing Co., Ltd.	2,170	62,751
	Youngbo Chemical Co., Ltd.	12,640	30,747
	Youngone Corp.	68,080	621,377
#	Youngpoong Corp.	2,040	932,475
#	Yuhan Corp.	10,444	2,038,080
	YuHwa Securities Co., Ltd.	12,910	267,699
* #	Yungjin Pharm Co., Ltd.	124,036	185,685
*	Yuyang Telecom Co., Ltd.	5,530	48,222
*	ZeroOne Interactive Co., Ltd.	32,840	22,632
TOTAL COMMON STOCKS			143,426,796

31

RIGHTS/WARRANTS — (0.0%)
*	Hanwha Chemical Corp. Rights 06/18/08	26,147	85,799
*	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd. Rights 06/10/08	34,361	9,340
TOTAL RIGHTS/WARRANTS			95,139

TOTAL — SOUTH KOREA			143,521,935

TAIWAN — (11.2%)
COMMON STOCKS — (11.2%)
*	A.G.V. Products Corp.	741,782	299,200
	Aaeon Technology, Inc.	163,746	356,104
	Ability Enterprise Co., Ltd.	694,534	940,150
*	Abocom Systems, Inc.	115,640	63,525
*	Acbel Polytech, Inc.	758,560	382,388
*	Accton Technology Corp.	876,000	401,157
	Allis Electric Co., Ltd.	273,000	93,803
	Altek Corp.	453,936	743,485
	Ampoc Far East Co., Ltd.	153,830	66,815
	Amtran Technology Co., Ltd.	884,953	777,070
	Apex Biotechnology Corp.	178,592	356,208
*	Apex Science & Engineering Corp.	124,000	36,469
	Arima Communication Corp.	593,809	404,044
*	Arima Computer Corp.	1,453,000	242,236
	Arima Optoelectronics Corp.	350,594	265,267
	Asia Chemical Corp.	559,000	319,761
	Asia Polymer Corp.	495,936	470,129
*	Asia Vital Components Co., Ltd.	358,980	285,573
	Aten International Co., Ltd.	175,729	416,132
	Audix Co., Ltd.	259,877	206,006
	Aurora Corp.	522,195	490,388
	Aurora Systems Corp.	244,000	186,042
	Avermedia Technologies, Inc.	332,276	632,108
	Avision, Inc.	333,144	184,702
	Awea Mechantronic Co., Ltd.	120,900	226,785
	Bank of Kaohsiung Co., Ltd.	751,966	415,818
	Basso Industry Corp., Ltd.	322,537	314,075
*	Behavior Tech Computer Corp.	193,975	76,020
*	Bes Engineering Corp.	2,691,750	921,285
	Biostar Microtech International Corp.	223,053	121,961
	C Sun Manufacturing, Ltd.	241,485	143,746
*	Carnival Industrial Corp.	656,000	209,651
	Cathay Chemical Works, Inc.	229,000	107,738
	Cathay Real Estate Development Co., Ltd.	9,000	6,195
	Central Reinsurance Co., Ltd.	787,050	478,050
	Chain Qui Development Co., Ltd.	226,083	296,037
	Champion Building Materials Co., Ltd.	519,771	303,056
	Charoen Pokphand Enterprises Co., Ltd.	351,000	223,239
	Cheng Loong Corp.	1,760,330	695,186
	Chenming Mold Industrial Corp.	264,074	98,209
*	Chia Her Industrial Co., Ltd.	539,000	52,172

32

*	Chia Hsin Cement Corp.	971,000	831,107
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	12,247
	Chicony Electronics Co., Ltd.	569,769	1,136,207
*	Chien Shing Stainless Steel Co., Ltd.	480,000	156,473
	Chilisin Electronics Corp.	203,466	109,446
	China Chemical & Pharmaceutical Co.	408,000	248,490
	China Ecotek Corp.	170,000	266,919
*	China General Plastics Corp.	665,000	311,795
	China Glaze Co., Ltd.	324,555	130,354
	China Hi-Ment Corp.	384,804	596,467
*	China Life Insurance Co., Ltd.	1,539,418	1,267,190
*	China Man-Made Fiber Co., Ltd.	2,399,879	833,255
	China Metal Products Co., Ltd.	388,772	664,578
*	China Rebar Co., Ltd.	55,174	8,203
	China Steel Chemical Corp.	392,909	1,081,767
	China Steel Structure Co., Ltd.	232,000	204,666
	China Synthetic Rubber Corp.	712,954	928,342
*	China United Trust & Investment Corp.	164,804	—
*	China Wire & Cable Co., Ltd.	521,000	205,042
	Chinese Maritime Transport, Ltd.	446,850	1,610,992
	Ching Feng Home Fashions Industries Co., Ltd.	192,474	152,349
	Chin-Poon Industrial Co., Ltd.	558,649	464,419
*	Chou Chin Industrial Co., Ltd.	42,180	—
	Chroma Ate, Inc.	522,255	1,266,428
	Chun Yu Works & Co., Ltd.	469,000	190,581
	Chun Yuan Steel Industrial Co., Ltd.	976,976	516,497
	Chung Hsin Electric & Machinery Co., Ltd.	753,000	666,254
	Chung Hwa Pulp Corp.	843,594	663,497
	Collins Co., Ltd.	661,000	282,844
	Compeq Manufacturing Co., Ltd.	2,207,000	846,613
	Continental Engineering Corp.	1,297,067	953,267
	Cosmo Electronics Corp.	189,000	235,626
*	Cosmos Bank Taiwan	1,746,500	163,354
	CTCI Corp.	938,748	806,823
	CX Technology Co., Ltd.	200,368	114,793
	Cybertan Technology, Inc.	412,012	731,768
	Cyntec Co., Ltd.	311,552	478,468
	Da-Cin Construction Co., Ltd.	482,711	398,215
*	De Licacy Industries Co., Ltd.	100,000	24,008
*	Delpha Construction Co., Ltd.	462,000	137,217
	Depo Auto Parts Industrial Co., Ltd.	270,000	849,996
*	Der Pao Construction Co., Ltd.	476,000	12,839
	Diamond Flower Electric Instrument Co., Ltd.	199,514	486,681
	D-Link Corp.	557,160	925,319
	Eastern Media International	2,002,128	797,262
	Eclat Textile Co., Ltd.	229,317	124,456
	Edom Technology Co., Ltd.	238,776	145,446
	Elan Microelectronics Corp.	598,728	1,075,586
*	E-Lead Electronic Co., Ltd.	150,000	187,492
	Elite Material Co., Ltd.	312,479	154,918
	Elite Semiconductor Memory Technology, Inc.	355,534	613,240
*	Elitegroup Computer Systems Co., Ltd.	2,035,335	861,013

33

	Enlight Corp.	442,899	111,738
*	EnTie Commercial Bank	882,246	198,195
	Eten Information Systems, Ltd.	255,488	459,316
	Eternal Chemical Co., Ltd.	390,000	438,927
	Everest Textile Co., Ltd.	830,562	214,576
	Evergreen International Storage & Transport Corp.	1,691,000	1,552,362
	Everlight Chemical Industrial Corp.	655,000	414,163
*	Everspring Industry Co., Ltd.	417,530	120,958
	Evertop Wire Cable Corp.	276,630	101,920
	Excel Cell Electronics Co., Ltd.	143,000	70,625
*	Far Eastern International Bank	3,163,048	1,192,181
	Federal Corp.	717,144	498,046
	Feng Hsin Iron & Steel Co., Ltd.	98	319
	Feng Tay Enterprise Co., Ltd.	791,561	644,425
*	FIC Global, Inc.	27,289	6,915
	First Copper Technology Co., Ltd.	703,000	302,044
	First Hotel	351,203	438,389
*	First Steamship Co., Ltd.	443,000	1,064,796
	Flytech Technology Co., Ltd.	112,500	366,892
*	Formosa Epitaxy, Inc.	223,000	264,430
	Formosan Rubber Group, Inc.	841,000	570,556
	Fortune Electric Co., Ltd.	396,000	681,843
*	Fu I Industrial Co., Ltd.	97,900	35,784
	Fwuson Industry Co., Ltd.	453,000	244,005
	G Shank Enterprise Co., Ltd.	290,408	331,437
*	G.T.M. Corp.	338,000	258,818
	Gem Terminal Industries Co., Ltd.	250,922	266,841
	Giant Manufacture Co., Ltd.	503,170	1,423,898
*	Giga Storage Corp.	501,859	166,129
	Giga-Byte Technology Co., Ltd.	1,390,800	1,218,445
	Globe Union Industrial Corp.	406,438	448,048
	Gold Circuit Electronics, Ltd.	776,904	585,684
	Goldsun Development & Construction Co., Ltd.	1,984,265	1,247,524
	Good Will Instrument Co., Ltd.	134,400	115,894
	Gordon Auto Body Parts Co., Ltd.	233,789	83,109
*	Grand Pacific Petrochemical Corp.	1,130,000	446,093
	Grape King, Inc.	183,000	128,218
	Great China Metal Industry Co., Ltd.	462,000	258,447
	Great Taipei Gas Co., Ltd.	776,000	576,924
	Great Wall Enterprise Co., Ltd.	718,543	1,018,145
	Greatek Co., Ltd.	768,887	977,164
	Hanpin Co., Ltd.	151,000	98,705
	Hey Song Corp.	765,000	407,988
	Highwealth Construction Corp.	944,914	1,403,362
*	Hitron Technologies, Inc.	188,000	67,199
*	Ho Tung Holding Corp.	951,486	385,312
	Hocheng Corp.	542,700	251,745
*	Hold-Key Electric Wire & Cable Co., Ltd.	330,470	123,939
	Hong Tai Electric Industrial Co., Ltd.	567,000	457,038
	Hong Yi Fiber Industry Co., Ltd.	216,000	69,657
	Honmyue Enterprise Co., Ltd.	252,000	71,527
	Hota Industrial Manufacturing Co., Ltd.	210,200	260,427

34

	Hsin Kuang Steel Co., Ltd.	391,826	645,176
	Hsing Ta Cement Co., Ltd.	620,000	265,128
	Hua Eng Wire & Cable Co., Ltd.	988,565	387,189
	Huang Hsiang Construction Corp.	361,000	891,668
	Hung Ching Development & Construction Co., Ltd.	449,000	258,718
	Hung Poo Construction Corp.	485,800	773,810
	Hung Sheng Construction Co., Ltd.	887,000	924,084
*	Hwa Fong Rubber Co., Ltd.	467,000	148,285
	Ichia Technologies, Inc.	475,941	338,576
	I-Chiun Precision Industry Co., Ltd.	235,256	329,873
	Inernational Semiconductor Technology, Ltd.	688,065	322,851
	Infortrend Technology, Inc.	390,918	617,118
	ITE Technology, Inc.	181,000	614,717
*	Jean Co., Ltd.	288,000	84,275
	Johnson Health Tech Co., Ltd.	161,000	296,809
	Jui Li Enterprise Co., Ltd.	336,000	116,043
	K Laser Technology, Inc.	273,343	208,645
	Kang Na Hsiung Co., Ltd.	302,000	186,452
*	Kao Hsing Chang Iron & Steel Corp.	784,000	314,917
	Kaulin Manufacturing Co., Ltd.	242,770	211,004
	Kee Tai Properties Co., Ltd.	731,850	528,177
*	Kenda Rubber Industrial Co., Ltd.	736,879	560,421
	King Yuan Electronics Co., Ltd.	2,011,334	1,059,859
	Kingdom Construction Co., Ltd.	889,000	664,073
*	King’s Town Bank	1,795,701	626,303
*	King’s Town Construction Co., Ltd.	494,995	733,763
	Kinpo Electronics, Inc.	2,606,037	870,375
	Knowledge-Yield-Excellence Systems Corp.	368,841	536,767
	Kung Long Batteries Industrial Co., Ltd.	64,000	85,794
*	Kuoyang Construction Co., Ltd.	687,000	583,773
*	Kwong Fong Industries Corp.	996,000	331,145
	Lan Fa Textile Co., Ltd.	603,340	188,675
*	Lead Data Co., Ltd.	617,920	125,946
	Leader Electronics, Inc.	174,477	83,333
*	Leadtek Research, Inc.	231,700	97,633
*	Lealea Enterprise Co., Ltd.	1,141,000	369,503
	Lee Chang Yung Chemical Industry Corp.	1,206,168	1,589,944
	Lee Chi Enterprises Co., Ltd.	326,000	166,373
	Lelon Co., Ltd.	251,170	89,709
*	Leofoo Development Co., Ltd.	507,000	487,330
	Les Enphants Co., Ltd.	281,080	242,861
*	Li Peng Enterprise Co., Ltd.	930,600	289,444
	Lian Hwa Foods Corp.	196,000	82,328
*	Lien Chang Electronic Enterprise Co., Ltd.	147,000	51,344
	Lien Hwa Industrial Corp.	1,089,306	800,303
	Lingsen Precision Industries, Ltd.	496,575	199,617
	Lite-On Technology Corp.	1	—
	Long Bon Development Co., Ltd.	759,062	412,087
	Long Chen Paper Co., Ltd.	823,668	344,307
	Lucky Cement Corp.	620,000	245,055
	Makalot Industrial Co., Ltd.	237,202	509,631
	Mayer Steel Pipe Corp.	256,584	273,609

35

	Maywufa Co., Ltd.	177,632	97,324
	Meiloon Co., Ltd.	391,119	231,902
	Mercuries & Associates, Ltd.	940,455	556,872
*	Mercuries Data Co., Ltd.	285,292	70,138
	Merida Industry Co., Ltd.	375,800	859,593
	Merry Electronics Co., Ltd.	238,363	566,282
	Microelectronics Technology, Inc.	665,000	407,322
	Micro-Star International Co., Ltd.	1,650,367	1,248,804
*	Microtek International, Inc.	387,000	61,166
	Min Aik Technology Co., Ltd.	185,770	314,456
*	Mirle Automation Corp.	238,637	307,827
	Mitac Technology Corp.	679,360	517,230
	Mobiletron Electronics Co., Ltd.	135,000	113,278
	Mospec Seminconductor Corp.	131,000	143,830
*	Mustek Systems, Inc.	591,708	129,740
	Nak Sealing Technologies Corp.	121,954	162,104
*	Namchow Chemical Industrial Co., Ltd.	473,000	179,670
	Nankang Rubber Tire Co., Ltd.	778,171	1,262,704
	Nantex Industry Co., Ltd.	383,110	452,842
	National Petroleum Co., Ltd.	455,824	449,953
*	New Asia Construction & Development Co., Ltd.	352,618	84,712
	Nien Hsing Textile Co., Ltd.	981,000	640,582
	Ocean Plastics Co., Ltd.	342,200	326,746
*	Optimax Technology Corp.	968,674	373,352
*	Opto Tech Corp.	714,886	771,394
*	Orient Semiconductor Electronics, Ltd.	226,487	46,210
	Oriental Union Chemical Corp.	1,074,302	1,326,950
*	Pacific Construction Co., Ltd.	1,054,000	149,030
*	Pacific Electric Wire & Cable Corp.	726,000	12,418
	Pan Jit International, Inc.	390,005	384,111
	Pan-International Industrial Corp.	114,000	218,913
*	PC Home Online	49,000	49,769
	Phihong Technology Co., Ltd.	538,180	319,792
	Phoenix Precision Technology Corp.	1,308,342	816,014
*	Picvue Electronics, Ltd.	72,760	—
	Pihsiang Machinery Mfg. Co., Ltd.	262,534	505,325
*	Potrans Electrical Corp.	228,000	32,698
	Prince Housing & Development Corp.	1,569,319	1,307,140
*	Procomp Informatics, Ltd.	21,675	—
*	Prodisc Technology, Inc.	1,707,199	208,526
	Promise Technology, Inc.	217,223	205,086
*	Protop Technology Co., Ltd.	192,000	9,372
*	Quintain Steel Co., Ltd.	613,000	326,672
	Radium Life Tech Corp.	732,586	1,046,344
*	Ralec Electronic Corp.	91,717	112,076
*	Rectron, Ltd.	185,496	28,768
*	Reward Wool Industry Corp.	314,000	101,373
*	Rexon Industrial Corp., Ltd.	469,000	119,712
*	Ritek Corp.	5,595,000	1,320,806
	Ruentex Development Co., Ltd.	1,163,000	1,181,746
	Ruentex Industries, Ltd.	1,279,000	1,305,766
*	Sainfoin Technology Corp.	131,260	—

36

*	Sampo Corp.	1,721,124	413,182
	San Fang Chemical Industry Co., Ltd.	266,770	247,405
	Sanyang Industrial Co., Ltd.	1,335,000	806,610
	Sanyo Electric Co., Ltd.	503,000	575,434
	SDI Corp.	274,000	245,948
	Senao International Co., Ltd.	371,884	592,385
	Shan-Loong Transportation Co., Ltd.	135,385	79,696
	Sheng Yu Steel Co., Ltd.	552,980	558,608
	Shihlin Electric & Engineering Corp.	895,000	1,216,466
*	Shihlin Paper Corp.	418,000	598,559
*	Shin Shin Co., Ltd.	49,000	51,260
	Shinkong Co., Ltd.	516,316	319,477
*	Shinkong Synthetic Fibers Co., Ltd.	2,321,961	829,258
*	Shuttle, Inc.	290,152	135,137
	Sigurd Microelectronics Corp.	404,398	231,670
	Silicon Integrated Systems Corp.	2,346,137	842,423
	Silitech Technology Corp.	221,303	757,782
	Sincere Navigation Corp.	669	1,352
	Sinkang Industries Co., Ltd.	259,805	172,839
	Sinkong Spinning Co., Ltd.	469,542	425,081
	Sinon Corp.	551,000	320,032
*	Sintek Photronics Corp.	1,439,463	723,777
	Sinyi Realty, Inc.	365,926	1,367,479
	Sitronix Technology Corp.	149,928	464,145
	Siward Crystal Technology Co., Ltd.	191,441	121,620
*	Solelytex Enterprise Corp.	214,200	177,449
	Solomon Technology Corp.	319,174	231,334
	South East Soda Manufacturing Co., Ltd.	279,250	620,381
	Southeast Cement Co., Ltd.	899,700	444,440
	SPI Electronic Co., Ltd.	249,718	286,883
	Spirox Corp.	262,477	224,522
	Springsoft, Inc.	309,242	422,768
	Standard Chemical & Pharmaceutical Co., Ltd.	206,490	183,426
	Standard Foods Taiwan, Ltd.	531,000	512,289
	Stark Technology, Inc.	378,100	215,205
	Sunonwealth Electric Machine Industry Co., Ltd.	305,078	155,624
	Sunplus Technology Co., Ltd.	599,000	754,659
	Sunrex Technology Corp.	556,962	673,937
*	Syscom Computer Engineering Co.	140,000	50,307
	Sysware Systex Corp.	290,432	296,714
*	T JOIN Transportation Co.	802,000	444,993
	Ta Chen Stainless Pipe Co., Ltd.	757,197	915,421
*	Ta Chong Bank, Ltd.	3,172,212	1,038,847
	Ta Ya Electric Wire & Cable Co., Ltd.	871,578	291,066
	Ta Yih Industrial Co., Ltd.	194,000	142,371
	Tah Hsin Industrial Corp.	447,000	370,179
*	Tai Roun Products Co., Ltd.	258,000	93,444
	Ta-I Technology Co., Ltd.	217,266	176,557
*	Taichung Commercial Bank	2,187,112	1,065,463
	Tainan Enterprises Co., Ltd.	250,829	308,754
	Tainan Spinning Co., Ltd.	2,480,000	1,270,001
*	Taisun Enterprise Co., Ltd.	542,000	198,992

37

*	Taita Chemical Co., Ltd.	439,000	173,345
	Taiwan Acceptance Corp.	229,480	177,782
	Taiwan Fire & Marine Insurance Co., Ltd.	529,602	546,636
*	Taiwan Flourescent Lamp Co., Ltd.	176,000	17,252
	Taiwan Fu Hsing Industrial Co., Ltd.	333,300	201,201
	Taiwan Hon Chuan Enterprise Co., Ltd.	283,840	350,288
	Taiwan Kai Yih Industrial Co., Ltd.	230,722	113,868
*	Taiwan Kolin Co., Ltd.	1,356,000	459,659
	Taiwan Life Insurance Co., Ltd	800,165	1,312,153
	Taiwan Line Tek Electronic Co., Ltd.	71,658	40,558
	Taiwan Mask Corp.	528,720	307,119
	Taiwan Navigation Co., Ltd.	598,777	1,297,317
	Taiwan Paiho Co., Ltd.	398,412	389,302
*	Taiwan Pulp & Paper Corp.	618,000	360,258
*	Taiwan Sakura Corp.	411,080	178,026
	Taiwan Secom Co., Ltd.	710,332	1,587,250
	Taiwan Sogo Shinkong Security Co., Ltd.	527,724	537,926
	Taiwan Styrene Monomer Corp.	958,547	479,283
*	Taiwan Tea Corp.	1,241,714	887,418
	Taiyen Biotech Co., Ltd.	438,000	354,263
*	Teapo Electronic Corp.	712,000	150,609
	Tecom, Ltd.	447,114	314,882
	Ten Ren Tea Co., Ltd.	123,980	134,633
	Test-Rite International Co., Ltd.	774,949	495,968
	Tex-Ray Industrial Co., Ltd.	188,000	69,575
	The Ambassador Hotel	597,000	1,137,897
*	The Chinese Bank	1,694,000	—
	The First Insurance Co., Ltd.	498,760	275,722
	Thinking Electronic Industrial Co., Ltd.	184,204	163,669
	Thye Ming Industrial Co., Ltd.	255,000	455,759
	Ton Yi Industrial Corp.	2,487,280	1,354,574
	Tong Yang Industry Co., Ltd.	648,864	543,414
*	Tsann Kuen Enterprise Co., Ltd.	454,340	662,439
	TTET Union Corp.	264,000	355,112
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	382,000	84,908
*	Twinhead International Corp.	766,504	116,617
	TYC Brother Industrial Co., Ltd.	472,886	324,349
*	Tycoons Group Enterprise Co., Ltd.	719,000	291,208
	Tyntek Corp.	407,776	468,992
	Tze Shin International Co., Ltd.	298,920	232,125
*	Uniform Industrial Corp.	84,530	81,568
*	Union Bank of Taiwan	3,105,488	712,293
*	Union Insurance Co., Ltd.	79,732	39,761
	Unitech Electronics Co., Ltd.	313,505	194,653
	Unitech Printed Circuit Board Corp.	628,857	546,373
	United Integration Service Co., Ltd.	446,439	412,728
	Unity Opto Technology Co., Ltd.	335,754	309,461
*	Universal Cement Corp.	874,251	545,545
	Universal Microelectronics Co., Ltd.	158,000	72,337
	Universal Scientific Industrial Co., Ltd.	1,675,550	1,103,888
	Universal, Inc.	123,000	55,448
	UPC Technology Corp.	1,311,607	940,434

38

	USI Corp.	1,203,000	815,509
*	U-TECH Media Corp.	317,000	96,243
*	Ve Wong Corp.	311,000	237,063
*	Veutron Corp.	145,000	71,742
*	Via Technologies, Inc.	2,179,000	1,262,221
*	Visual Photonics Epitacy Co., Ltd.	166,000	261,465
	Walsin Technology Corp., Ltd.	982,682	613,039
	Wan Hwa Enterprise Co., Ltd.	451,913	272,241
	Waterland Financial Holdings	3,593,260	1,124,329
*	Wei Chih Steel Industrial Co., Ltd.	433,000	258,200
*	Wei Chuan Food Corp.	737,000	510,681
	Weltrend Semiconductor, Inc.	343,884	371,537
	Wistron NeWeb Corp.	259,381	516,657
	WPG Holdings Co., Ltd.	387,102	485,447
*	Wus Printed Circuit Co., Ltd.	836,205	256,074
*	Ya Hsin Industrial Co., Ltd.	1,032,578	—
	Yageo Corp.	4,968,000	1,621,472
	Yeung Cyang Industrial Co., Ltd.	436,142	422,685
*	Yi Jinn Industrial Co., Ltd.	496,300	121,244
	Yieh Phui Enterprise Co., Ltd.	2,301,035	1,174,500
	Yosun Industrial Corp.	449,132	436,463
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,852,458	1,314,454
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	255,672	390,593
	Yung Shin Pharmaceutical Industrial Co., Ltd.	406,300	473,113
	Yung Tay Engineering Co., Ltd.	729,000	573,200
	Zig Sheng Industrial Co., Ltd.	795,442	209,586
	Zinwell Corp.	316,376	1,245,114
	Zippy Technology Corp.	207,570	140,703
	Zyxel Communication Corp.	960,030	921,418

TOTAL — TAIWAN			167,287,665

THAILAND — (2.7%)
COMMON STOCKS — (2.7%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	265,000	94,599
*	Adkinson Securities PCL (Foreign)	10,238,500	230,008
	Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	153,485
	Amata Corp. PCL (Foreign)	2,251,300	1,177,784
*	Apex Development PCL (Foreign)	3,536	2,344
#	Asia Plus Securities PCL (Foreign)	4,463,550	431,314
#	Asian Property Development PCL (Foreign)	2,859,300	589,546
	Asian Property Development PCL (Foreign) NVDR	1,911,600	394,144
*	Bangchak Petroleum PCL (Foreign)	82,000	32,048
	Bangkok Aviation Fuel Services PCL (Foreign)	854,917	268,354
	Bangkok Chain Hospital PCL (Foreign)	1,855,500	456,809
	Bangkok Expressway PCL (Foreign)	1,458,800	704,821
	Bangkok First Investment & Trust PCL (Foreign)	702,200	127,496
	Bangkok Insurance PCL (Foreign)	84,734	735,344
*	Bangkok Land PCL (Foreign)	14,748,970	272,331
*	Bangkok Land PCL (Foreign) NVDR	21,859,700	403,626
*	Bangkok Rubber PCL (Foreign)	14,600	1,114
	Big C Supercenter PCL (Foreign)	32,000	53,177

39

	Bualuang Securities PCL (Foreign)	240,000	159,532
	Cal-Comp Electronics (Thailand) PCL (Foreign)	3,894,500	647,186
	Capital Nomura Securities PCL (Foreign)	46,000	40,699
	Capital Nomura Securities PCL (Foreign) NVDR	45,000	39,814
*	Central Paper Industry PCL (Foreign)	20	1,293
	Central Plaza Hotel PCL (Foreign)	916,100	160,695
	Ch. Karnchang PCL (Foreign)	2,746,200	591,580
	Charoong Thai Wire & Cable PCL (Foreign)	672,400	142,778
	Dynasty Ceramic PCL (Foreign)	882,400	494,220
	Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	305,933
	Erawan Group PCL (Foreign) (B014970)	3,710,340	506,968
	Erawan Group PCL (Foreign) (B014981)	335,930	45,900
	GMM Grammy PCL (Foreign)	928,000	371,257
	Golden Land Property PCL (Foreign)	485,616	106,105
	Golden Land Property PCL (Foreign) NVDR	41,200	9,002
	Hana Microelectronics PCL (Foreign)	1,281,796	666,636
	Hermraj Land & Development PCL (Foreign)	16,126,900	610,435
	Home Product Center PCL (Foreign)	4,336,470	693,942
	ICC International PCL (Foreign)	204,600	256,576
	Indorama Polymers PCL (Foreign)	274,000	82,213
*	ITV PCL (Foreign)	2,785,600	90,010
*	Jasmine International PCL (Foreign)	16,249,100	225,022
	Kang Yong Electric PCL (Foreign)	7,200	8,863
	KGI Securities One PCL (Foreign)	4,376,546	296,304
	Kiatnakin Bank PCL (Foreign) NVDR	62,800	54,596
	Kiatnakin Finance PCL (Foreign)	834,300	731,729
	Kim Eng Securities Thailand PCL (Foreign)	989,700	691,374
	Krungthai Card PCL (Foreign)	576,700	406,414
	L.P.N. Development PCL (Foreign) NVDR	5,839,800	1,204,082
	Laguna Resorts & Hotels PCL (Foreign)	80,500	137,490
	Lalin Property PCL (Foreign)	1,650,500	169,647
	Lanna Resources PCL (Foreign)	833,500	492,482
*	Loxley PCL (Foreign)	3,965,820	344,164
	Major Cineplex Group PCL (Foreign)	1,914,800	1,037,097
	MBK Development PCL (Foreign)	330,900	773,916
	Minor Corp. PCL (Foreign)	350,180	158,413
	MK Real Estate Development PCL (Foreign)	1,960,260	131,508
	Muramoto Electronic (Thailand) PCL (Foreign)	17,000	59,640
*	Nakornthai Strip Mill PCL (Foreign)	42,252,000	741,149
*	Nation Multimedia Group PCL (Foreign)	146,259	34,657
	Noble Development PCL (Foreign)	573,600	68,137
	Padaeng Industry PCL (Foreign) NVDR	588,500	516,149
	Padaeng Industry PCL (Foreign) NVDR	73,800	64,727
	Patum Rice Mill & Granary PCL (Foreign)	5,500	9,986
	Phatra Insurance PCL (Foreign)	10,000	48,007
	Polyplex PCL (Foreign)	1,057,800	224,614
	Power Line Engineering PCL (Foreign)	1,369,100	194,653
	Pranda Jewelry PCL (Foreign)	118,000	29,595
	Property Perfect PCL (Foreign)	1,930,800	278,078
#	Quality Houses PCL (Foreign)	15,214,800	1,217,371
	Regional Container Lines PCL (Foreign)	1,185,300	886,376

40

#	Robinson Department Store PCL (Foreign)	1,875,025	692,423
	Rojana Industrial Park PCL (Foreign)	1,122,800	535,572
	Saha Pathana Inter-Holding PCL (Foreign)	350,000	208,955
	Saha-Union PCL (Foreign)	636,600	368,305
	Sahaviriya Steel Industries PCL (Foreign)	23,578,500	812,676
	Samart Corporation PCL (Foreign)	2,154,900	523,887
	Samart I-Mobile PCL (Foreign)	9,503,000	608,286
	Sammakorn PCL (Foreign)	75,000	4,847
	Sansiri PCL (Foreign)	2,901,166	312,481
	SC Asset Corp. PCL (Foreign)	580,100	232,076
*	Seamico Securities PCL (Foreign)	1,759,022	171,057
	SE-Education PCL (Foreign)	253,600	73,360
	Serm Suk PCL (Foreign)	10,000	5,447
	Serm Suk PCL (Foreign) NVDR	39,000	21,243
*	Shinawatra Satellite PCL (Foreign)	2,372,000	678,861
	Siam Future Development PCL (Foreign)	220,000	79,889
	Siam Industrial Credit PCL (Foreign)	178,162	19,738
	Siam Makro PCL (Foreign)	437,100	1,277,874
* #	Sino-Thai Engineering & Construction PCL (Foreign)	2,310,900	318,598
	Sri Trang Agro Industry PCL (Foreign)	370,998	176,965
	Srithai Superware PCL (Foreign)	439,300	103,420
	Supalai PCL (Foreign)	2,640,533	282,784
	SVOA PCL (Foreign)	1,007,100	33,472
*	Tata Steel (Thailand) PCL (Foreign)	12,945,300	1,187,167
	Thai Carbon Black PCL (Foreign)	87,900	66,544
	Thai Plastic & Chemicals PCL (Foreign)	1,517,400	1,083,357
	Thai Reinsurance PCL (Foreign)	1,484,700	283,279
*	Thai Rung Union Car PCL (Foreign)	759,600	72,465
	Thai Stanley Electric (Thailand) PCL (Foreign)	153,600	690,125
	Thai Union Frozen Products PCL (Foreign)	713,000	399,341
	Thai Vegetable Oil PCL (Foreign)	1,087,875	743,217
	Thai Wacoal PCL (Foreign)	78,000	80,412
	Thanachart Capital PCL (Foreign)	2,694,300	1,293,463
#	Ticon Industrial Connection PCL (Foreign)	1,026,600	533,914
	Ticon Industrial Connection PCL (Foreign) NVDR	105,200	54,712
	Tipco Asphalt PCL (Foreign)	352,190	180,999
	TIPCO Foods (Thailand) PCL (Foreign)	835,982	153,073
	Tisco Bank PCL (Foreign) NVDR	167,800	124,449
#	TISCO Finance PCL (Foreign)	655,900	494,524
	TPI Polene PCL (Foreign)	799,400	167,285
*	TT&T PCL (Foreign)	7,453,700	220,205
*	Tuntex (Thailand) PCL (Foreign)	126,728	7,488
*	Tycoons Worldwide Group PCL (Foreign)	804,700	170,870
*	Union Mosaic Industry PCL (Foreign)	681,900	20,565
	United Palm Oil Industry PCL (Foreign)	21,000	57,840
	Univentures PCL (Foreign)	1,801,100	144,110
	Vanachai Group PCL (Foreign)	2,859,066	300,908
	Vibhavadi Medical Center PCL (Foreign)	1,247,400	114,395
	Vinythai PCL (Foreign)	2,273,034	517,632
TOTAL COMMON STOCKS			40,091,913

41

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/17/10	8,472,749	23,467
*	Bangkok Land PCL (Foreign) Warrants 05/02/13	5,716,653	15,833
*	Bangkok Land PCL Warrants 05/02/13	217,333	535
*	Cal-Comp Electronics (Thailand) PCL (Foreign) Warrants 04/19/09	1,099,600	37,561
*	SVI PCL (Foreign) Warrants 12/06/10	612,160	12,057
TOTAL RIGHTS/WARRANTS			89,453

TOTAL — THAILAND			40,181,366

TURKEY — (2.6%)
COMMON STOCKS — (2.6%)
	Adana Cimento Sanayi Ticaret A.S.	1,029,251	431,079
	Afyon Cimento Sanayii Ticaret A.S.	201	157,618
*	Ak-Al Tekstil A.S.	1	—
	Akcansa Cimento Sanayi ve Ticaret A.S.	324,378	1,330,679
*	Akenerji Elektrik Uretim A.S.	80,193	717,178
*	Aksa Akrilik Kimya Sanayii A.S.	206,894	369,936
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	1	—
*	Aktas Elektrik Ticaret A.S.	370	45,537
	Alarko Holding A.S.	428,462	1,103,566
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	54,101	72,394
	Alkim Alkali Kimya A.S.	37,197	292,973
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	72,764	361,137
	Anadolu Anonim Turk Sigorta Sirketi A.S.	619,763	732,509
*	Anadolu Cam Sanayii A.S.	578,340	1,290,848
	Anadolu Hayat Sigorta A.S.	209,393	700,495
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	31,571	251,268
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	7,500	138,026
*	Ayen Enerji A.S.	161,469	334,893
	Aygaz A.S.	1	1
	Bagfas Bandirma Gubre Fabrikalari A.S.	5,146	735,809
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	147,698	531,260
	Bati Anabolu Cimento A.S.	110,525	557,721
	Bati Soeke Cimento Sanayi A.S.	67,601	98,253
*	Beko Elektronik A.S.	234,899	146,359
	Bolu Cimento Sanayii A.S.	313,921	401,910
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	36,993	293,008
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	2,600	159,099
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	205,147	210,500
*	Boyner Buyuk Magazacilik A.S.	189,233	239,109
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	5,857	276,464
	BSH ev Aletleri Sanayi ve Ticaret A.S.	7,777	163,046
	Bursa Cimento Fabrikasi A.S.	181,296	990,039
	Celebi Hava Servisi A.S.	51,037	311,411
	Cemtas Celik Makina Sanayi ve Ticaret A.S.	123,629	174,842
	Cimsa Cimento Sanayi ve Ticaret A.S.	259,130	1,116,201
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Deva Holding A.S.	122,623	1,437,618
*	Dogan Gazetecilik A.S.	105,300	187,810

42

	Dogus Otomotiv Servis ve Ticaret A.S.	356,270	1,204,510
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	411,870	168,948
	Eczacibasi Ilac Sanayi ve Ticaret A.S.	294,407	931,354
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	116,012	293,385
*	Ege Plstik Ticaret ve Sanayi A.S.	1	—
*	EGE Seramik Sanayi ve Ticaret A.S.	69,443	79,136
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	229	274,948
*	Fortis Bank A.S.	1	1
	Gentas Clenel Metal Sanayi ve Ticaret A.S.	124,213	121,492
*	Global Yatirim Holding A.S.	553,230	430,508
*	Goldas Kuyumculuk Sanayi A.S.	223,653	302,066
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	275,656
*	Goodyear Lastikleri T.A.S.	19,591	258,842
*	GSD Holding A.S.	924,152	931,037
	Gubre Fabrikalari Ticaret A.S.	10,000	337,044
	Gunes Sigorta A.S.	179,660	418,274
	Hektas Ticaret T.A.S.	130,556	127,565
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	612,097	1,035,261
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	70,923	162,962
*	Ihlas Holding A.S.	1,237,042	699,054
*	Isiklar Ambalaj A.S.	199,020	112,905
	Izmir Demir Celik Sanayii A.S.	429,254	957,770
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	524,097	563,791
	Karton Sanayi ve Ticaret A.S.	4,287	228,876
*	Klimasan Klima Sanayi ve Ticaret A.S.	23,281	113,677
	Konya Cimento Sanayii A.S.	5,645	211,031
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	290,232	521,806
	Mardin Cimento Sanayii ve Ticaret A.S.	192,535	823,085
*	Marmari Marti Otel Isletmeleri A.S.	226,058	150,273
	Marshall Boya ve Vernik Sanayii A.S.	11,878	112,318
*	Medya Holdings A.S.	15,849	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	433,859	142,264
	Migros Turk A.S.	1	12
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	47,670	48,158
*	Mudurnu Tavukculuk A.S.	1,740	642
*	Multu Aku ve Malzemeleri Sanayi A.S.	76,677	139,259
*	Nergis Holding A.S.	1,784	5,416
*	Net Holding A.S.	1,239,663	670,224
*	Net Turizm Ticaret ve Sanayi A.S.	318,792	212,145
	Nortel Networks Netas Telekomuenikasyon A.S.	9,206	123,914
	Otobus Karoseri Sanayi A.S.	44,321	548,993
*	Parsan Makina Parcalari Sanayii A.S.	102,576	194,830
	Pinar Entegre Et ve Un Sanayi A.S.	87,173	273,580
	Pinar Sut Mamulleri Sanayii A.S.	83,887	427,295
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,770
*	Sanko Pazarlama Ithalat Ihracat A.S.	48,903	110,007
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	149,425	311,840
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	373,182	134,716
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	1	—
*	Tat Konserve Sanayii A.S.	445,922	1,324,885
*	Tekstil Bankasi A.S.	359,314	547,317

43

*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	55,927	367,231
	Tofas Turk Otomobil Fabrikasi A.S.	1	4
*	Trakya Cam Sanayii A.S.	772,481	1,121,712
	Turcas Petrol A.S.	59,865	361,159
*	Turk Ekonomi Bankasi A.S.	1	1
*	Turkiye Sinai Kalkinma Bankasi A.S.	80,000	86,513
	Ulker Biskuvi Sanayi A.S.	394,954	819,582
*	USAS Ucak Servisi A.S.	71,628	93,379
*	Uzel Makina Sanayii A.S.	172,635	112,432
*	Vakif Finansal Kiralama A.S.	24,721	47,841
*	Vestel Elektronik Sanayi ve Ticaret A.S.	302,726	532,541
	Yapi Kredi Sigorta A.S.	102,412	1,369,196
*	Zorlu Enerji Elektrik Uretim A.S.	115,876	565,768

TOTAL — TURKEY			38,902,798

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $6,920,000 FNMA 5.50%, 02/25/36, valued at $5,445,570) to be repurchased at $5,364,867	$5,364	5,364,000

SECURITIES LENDING COLLATERAL — (12.3%)
@	Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $109,581,465 FHLMC 6.000%, 10/01/37 & GNMA 6.000%, 12/20/36, valued at $102,000,000) to be repurchased at $100,019,167	100,000	100,000,000
@	Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $106,376,935 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 03/01/36 to 04/01/38 & FNMA, rates ranging from 3.868% to 5.931%(r), maturities ranging from12/01/35 to 05/01/36, valued at $85,841,055) to be repurchased at $84,174,377	84,158	84,157,896
TOTAL SECURITIES LENDING COLLATERAL			184,157,896

TOTAL INVESTMENTS - (100.0%) (Cost $1,178,816,954)			$1,492,593,823

See accompanying Notes to Financial Statements.

44

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (88.9%)
Consumer Discretionary — (11.6%)
*	4Kids Entertainment, Inc.	11,600	$90,480
*	99 Cents Only Stores	127,520	1,067,342
* #	A.C. Moore Arts & Crafts, Inc.	8,356	58,408
	Aaron Rents, Inc.	26,200	586,618
* #	AbitibiBowater Canada, Inc.	21,476	255,135
*	Acme Communications, Inc.	23,312	34,968
	Aldila, Inc.	10,299	78,787
*	Alloy, Inc.	17,245	148,307
	American Axle & Manufacturing Holdings, Inc.	96,005	1,784,733
#	American Greetings Corp. Class A	73,700	1,375,242
* #	America’s Car-Mart, Inc.	23,596	389,098
#	Arctic Cat, Inc.	18,844	149,056
#	ArvinMeritor, Inc.	128,740	1,927,238
	Asbury Automotive Group, Inc.	50,300	828,441
*	Ashworth, Inc.	6,800	21,964
*	Audiovox Corp. Class A	23,689	252,525
*	AutoNation, Inc.	311,900	4,924,901
* #	Avatar Holdings, Inc.	11,700	405,639
*	Ballantyne of Omaha, Inc.	7,332	30,794
	Barnes & Noble, Inc.	63,600	1,940,436
#	Bassett Furniture Industries, Inc.	7,874	94,409
	Beasley Broadcast Group, Inc.	11,000	51,700
	Belo Corp. Class A	148,448	1,419,163
*	Benihana, Inc. Class A	300	2,682
* #	Big Lots, Inc.	22,600	701,956
#	Blockbuster, Inc. Class A	173,100	562,575
*	Blockbuster, Inc. Class B	81,610	208,922
*	Bluegreen Corp.	21,700	149,296
	Bob Evans Farms, Inc.	56,700	1,650,537
	Bon-Ton Stores, Inc.	14,349	95,564
	Books-A-Million, Inc.	19,600	147,196
#	Borders Group, Inc.	7,800	47,892
	BorgWarner, Inc.	97,600	5,046,896
#	Brookfield Homes Corp.	38,100	575,310
	Brown Shoe Company, Inc.	73,275	1,237,615
#	Brunswick Corp.	141,500	1,938,550
*	Buca, Inc.	1,216	608
#	Building Materials Holding Corp.	17,800	47,704
* #	Cabela’s, Inc.	62,600	867,010
*	Cache, Inc.	9,000	114,210
* #	California Coastal Communities, Inc.	16,509	75,446
	Canterbury Park Holding Corp.	1,300	12,350
#	Carmike Cinemas, Inc.	18,052	149,832

1

*	Carriage Services, Inc.	11,200	80,416
*	Cavalier Homes, Inc.	23,813	54,532
*	Cavco Industries, Inc.	9,242	354,246
	CBS Corp. Class B	880,766	19,006,930
* #	Chromcraft Revington, Inc.	100	387
	Churchill Downs, Inc.	7,298	311,917
	Cinemark Holdings, Inc.	19,143	276,999
#	Circuit City Stores, Inc.	87,800	431,098
#	Citadel Broadcasting Co.	106,142	186,810
	Clear Channel Communications, Inc.	339,300	11,882,286
	Coachmen Industries, Inc.	6,900	21,045
	Coast Distribution System, Inc.	400	1,920
	Cobra Electronics Corp.	1,200	3,912
#	Collectors Universe, Inc.	14,288	136,022
	Comcast Corp. Class A	3,086,461	69,445,372
	Comcast Corp. Special Class A Non-Voting	1,089,388	24,282,459
*	Concord Camera Corp.	9,362	32,112
* #	Conn’s, Inc.	30,400	525,008
	Cooper Tire & Rubber Co.	97,000	1,065,060
* #	Cox Radio, Inc.	61,500	784,125
	Craftmade International, Inc.	2,499	16,293
	CSS Industries, Inc.	18,850	555,698
*	Culp, Inc.	21,913	157,774
* #	Cumulus Media, Inc. Class A	22,400	117,600
* #	Cybex International, Inc.	26,482	109,900
*	Cycle Country Accessories Corp.	3,220	5,152
*	dELiA*s, Inc.	1,200	3,060
	Delta Apparel, Inc.	879	2,611
*	Design Within Reach, Inc.	22,632	87,812
* #	Diedrich Coffee, Inc.	9,552	22,925
#	Dillards, Inc. Class A	125,600	2,044,768
* #	Directed Electronics, Inc.	1,368	2,107
*	Discovery Holding Co. Class A	80,960	2,120,342
* #	Discovery Holding Co. Class B	6,597	171,753
	Disney (Walt) Co.	5,111	171,730
*	Dixie Group, Inc.	11,800	86,140
*	Dorman Products, Inc.	7,549	71,715
	Dover Motorsports, Inc.	16,800	104,496
*	Duckwall-ALCO Stores, Inc.	700	9,233
	Educational Development Corp.	1,000	6,040
*	Emerson Radio Corp.	31,640	37,652
	Emmis Communications Corp. Class A	16,800	49,896
	Entercom Communications Corp.	36,700	355,256
*	Entravision Communications Corp.	67,000	357,780
	Escalade, Inc.	600	3,750
*	Expedia, Inc.	109,511	2,655,642
* #	Famous Dave’s of America, Inc.	200	1,818
	Finish Line, Inc. Class A	71,227	564,830
*	Fisher Communications, Inc.	2,900	101,848
*	Flanigan’s Enterprises, Inc.	865	6,799
	Flexsteel Industries, Inc.	1,719	19,768
	Foot Locker, Inc.	163,800	2,393,118
* #	Ford Motor Co.	2,440,808	16,597,494
*	Franklin Covey Co.	30,919	259,410
*	Franklin Electronic Publishers, Inc.	15,050	31,906

2

#	Fred’s, Inc.	60,080	754,004
	Frisch’s Restaurants, Inc.	300	8,172
	FTD Group, Inc.	52,269	770,968
*	Fuel Systems Solutions, Inc.	1,973	55,007
#	Furniture Brands International, Inc.	70,240	987,574
*	GameTech International, Inc.	16,810	87,748
* #	Gander Mountain Co.	49,526	208,009
#	Gannett Co., Inc.	267,300	7,700,913
* #	Gaylord Entertainment Co.	35,582	1,010,885
#	General Motors Corp.	322,000	5,506,200
*	Getty Images, Inc.	16,900	565,812
*	G-III Apparel Group, Ltd.	26,250	435,487
*	Goodyear Tire & Rubber Co.	6,500	165,165
*	Gottschalks, Inc.	19,942	42,476
	Gray Television, Inc.	66,879	268,854
*	Great Wolf Resorts, Inc.	40,313	280,175
	Group 1 Automotive, Inc.	32,000	833,280
* #	Harris Interactive, Inc.	48,600	92,340
*	Hartmarx Corp.	2,000	4,680
*	Hastings Entertainment, Inc.	1,572	13,158
#	Haverty Furniture Co., Inc.	34,299	360,825
*	Hawk Corp.	600	10,752
*	Hayes Lemmerz International, Inc.	8,881	34,814
	Hearst-Argyle Television, Inc.	90,353	1,921,808
*	Helen of Troy, Ltd.	50,900	909,583
*	Hollywood Media Corp.	34,528	82,867
*	Hot Topic, Inc.	6,800	35,700
* #	Hovnanian Enterprises, Inc. Class A	96,300	756,918
*	IAC/InterActiveCorp.	438,616	9,890,791
#	IHOP Corp.	30,483	1,429,348
	ILX Resorts, Inc.	900	2,745
* #	Infosonics Corp.	600	600
*	Interstate Hotels & Resorts, Inc.	52,524	185,410
	J. Alexander’s Corp.	11,218	81,779
#	J.C. Penney Co., Inc.	124,115	4,994,388
*	Jakks Pacific, Inc.	18,275	431,290
* #	Jarden Corp.	108,315	2,030,906
*	Jo-Ann Stores, Inc.	47,950	1,079,354
	Johnson Outdoors, Inc.	12,128	188,712
	Jones Apparel Group, Inc.	79,200	1,332,144
#	Journal Communications, Inc. Class A	71,600	419,576
#	KB Home	125,577	2,575,584
#	Kenneth Cole Productions, Inc. Class A	17,000	265,200
	Kimball International, Inc. Class B	35,282	372,225
	K-Swiss, Inc. Class A	30,500	488,610
	LaCrosse Footwear, Inc.	495	6,816
*	Lakeland Industries, Inc.	10,257	128,110
* #	Lakes Entertainment, Inc.	29,500	164,315
#	Landry’s Restaurants, Inc.	25,100	411,891
*	Lazare Kaplan International, Inc.	13,180	119,938
#	La-Z-Boy, Inc.	49,900	316,865
* #	Leapfrog Enterprises, Inc.	100	826
* #	Lear Corp.	10,800	278,100
#	Lee Enterprises, Inc.	35,511	241,475
#	Leggett & Platt, Inc.	287,244	5,486,360

3

* #	Lenox Group, Inc.	6,654	4,857
*	Liberty Media Corp. - Entertainment Class A	625,764	16,895,628
*	Liberty Media Corp. - Entertainment Class B	14,088	382,630
*	Liberty Media Holding Corp. Capital Class A	217,289	3,220,223
* #	Liberty Media Holding Corp. Capital Class B	3,922	58,301
*	Liberty Media Holding Corp. Interactive Class A	863,249	14,666,601
*	Liberty Media Holding Corp. Interactive Class B	20,608	348,996
#	Lifetime Brands, Inc.	20,800	145,808
*	Lin TV Corp.	28,200	258,030
#	Lithia Motors, Inc. Class A	11,700	79,911
* #	Live Nation, Inc.	34,862	528,159
*	Lodgian, Inc.	28,478	256,302
*	Luby’s, Inc.	55,762	394,237
#	M/I Homes, Inc.	30,930	531,068
*	Mace Security International, Inc.	9,231	16,339
	Macy’s, Inc.	571,204	13,520,399
* #	MarineMax, Inc.	15,800	154,682
*	Max & Erma’s Restaurants, Inc.	800	3,120
*	McCormick & Schmick’s Seafood Restaurants, Inc.	4,588	43,678
#	MDC Holdings, Inc.	77,334	3,142,080
*	Meade Instruments Corp.	8,614	11,629
#	Media General, Inc. Class A	24,400	371,856
* #	Meritage Homes Corp.	54,460	942,158
	Modine Manufacturing Co.	57,700	908,198
* #	Mohawk Industries, Inc.	107,905	8,101,507
#	Monaco Coach Corp.	40,000	183,200
	Monro Muffler Brake, Inc.	1,919	35,559
*	Morton’s Restaurant Group, Inc.	2,071	16,879
* #	Mothers Work, Inc.	11,618	141,275
	Movado Group, Inc.	29,800	655,600
* #	MTR Gaming Group, Inc.	15,600	84,240
* #	Multimedia Games, Inc.	39,388	214,271
#	Nautilus Group, Inc.	31,300	210,649
*	Navarre Corp.	2,500	4,425
*	New York & Co., Inc.	32,600	272,536
	News Corp. Class A	161,850	2,905,207
#	Noble International, Ltd.	23,393	133,106
*	Office Depot, Inc.	1,237	15,710
	OfficeMax, Inc.	101,200	2,194,016
#	Orleans Homebuilders, Inc.	11,915	56,239
	O’Charleys, Inc.	28,308	314,219
* #	Outdoor Channel Holdings, Inc.	31,915	252,448
#	Oxford Industries, Inc.	25,700	702,638
* #	Palm Harbor Homes, Inc.	24,659	186,669
*	PC Mall, Inc.	4,708	60,922
#	Penske Automotive Group, Inc.	161,280	3,369,139
*	Perry Ellis International, Inc.	28,523	777,537
*	Phoenix Footwear Group, Inc.	9,300	15,345
* #	Pinnacle Entertainment, Inc.	79,700	1,105,439
* #	Playboy Enterprises, Inc. Class B	45,100	270,149
*	Pomeroy IT Solutions, Inc.	10,282	61,589
*	Proliance International, Inc.	21,796	22,886
*	QEP Co., Inc.	5,300	37,047
*	Quiksilver, Inc.	82,900	707,966
* #	R.H. Donnelley Corp.	14,000	76,020

4

*	Radio One, Inc. Class D	60,200	70,434
*	RC2 Corp.	18,033	348,217
*	Red Lion Hotels Corp.	28,076	243,700
*	Regent Communications, Inc.	12,730	12,475
	Regis Corp.	70,600	2,142,004
*	Retail Ventures, Inc.	500	2,790
*	Rex Stores Corp.	4,050	68,040
*	Rockford Corp.	3,502	4,202
* #	Rocky Brands, Inc.	6,664	39,051
*	Royal Caribbean Cruises, Ltd.	333,800	9,920,536
#	Russ Berrie & Co., Inc.	15,100	182,559
#	Ryland Group, Inc.	73,800	2,051,640
*	Saga Communications, Inc. Class A	26,480	124,456
	Salem Communications Corp.	19,181	47,377
	Sauer-Danfoss, Inc.	6,000	187,140
*	Scholastic Corp.	38,300	1,191,130
* #	Sears Holdings Corp.	142,345	12,059,468
	Service Corp. International	359,700	3,848,790
	Shiloh Industries, Inc.	22,381	222,020
*	Shoe Carnival, Inc.	13,700	200,020
#	Sinclair Broadcast Group, Inc. Class A	103,923	932,189
	Skyline Corp.	6,442	172,130
	Snap-On, Inc.	41,800	2,588,256
	Sonic Automotive, Inc.	55,200	1,029,480
* #	Source Interlink Companies, Inc.	20,580	24,490
*	Spanish Broadcasting System, Inc.	35,700	50,337
	Speedway Motorsports, Inc.	74,817	1,907,085
*	Sport Chalet, Inc. Class A	16,382	69,623
*	Sport Chalet, Inc. Class B	500	2,030
#	Sport Supply Group, Inc.	15,746	163,916
	Stage Stores, Inc.	60,550	818,030
#	Standard Motor Products, Inc.	23,500	199,750
#	Standard Pacific Corp.	118,100	370,834
	Stanley Furniture, Inc.	5,500	65,230
*	Steinway Musical Instruments, Inc.	10,438	286,523
#	Stewart Enterprises, Inc.	25,202	173,894
*	Stoneridge, Inc.	23,350	390,645
	Strattec Security Corp.	5,656	213,231
#	Superior Industries International, Inc.	38,900	799,784
	Superior Uniform Group, Inc.	9,178	82,510
	Syms Corp.	2,500	40,175
#	Systemax, Inc.	29,000	562,020
#	Tandy Brand Accessories, Inc.	11,667	53,552
* #	Tarragon Corp.	1,136	2,329
	The Marcus Corp.	26,500	456,595
	The Men’s Wearhouse, Inc.	1,500	31,095
#	The Pep Boys - Manny, Moe & Jack	81,600	732,768
* #	The Steak n Shake Co.	48,100	325,637
	Time Warner, Inc.	5,109,656	81,141,337
* #	Toll Brothers, Inc.	247,699	5,219,018
*	Trans World Entertainment Corp.	24,866	66,890
*	Triple Crown Media, Inc.	1,000	740
* #	Trump Entertainment Resorts, Inc.	600	2,100
*	TRW Automotive Holdings Corp.	167,775	4,185,986
*	Tuesday Morning Corp.	8,400	43,512

5

* #	Unifi, Inc.	172,580	516,014
	Unifirst Corp.	20,100	964,800
* #	Valassis Communications, Inc.	48,600	772,254
*	ValueVision Media, Inc. Class A	45,000	198,450
	Virco Manufacturing Corp.	12,501	62,505
*	Warnaco Group, Inc.	35,758	1,723,178
* #	West Marine, Inc.	24,100	108,450
#	Whirlpool Corp.	66,901	4,929,266
*	Wilsons The Leather Experts, Inc.	6,601	924
	Wyndham Worldwide Corp.	243,116	5,319,378
#	Xerium Technologies, Inc.	58,460	273,008
* #	Zale Corp.	74,140	1,614,769
Total Consumer Discretionary			479,283,927

Consumer Staples — (4.7%)
	Archer-Daniels-Midland Co.	638,865	25,362,940
*	B&G Foods, Inc.	1,700	16,524
*	Bridgford Foods Corp.	100	667
*	Cagle’s, Inc. Class A	600	3,540
#	Cal-Maine Foods, Inc.	27,317	852,290
* #	Caribou Coffee Co.	3,400	7,276
* #	Central Garden & Pet Co.	23,200	185,600
*	Central Garden & Pet Co. Class A	34,084	254,267
#	Chiquita Brands International, Inc.	48,500	1,180,490
	Coca-Cola Enterprises, Inc.	804,540	16,203,436
* #	Collective Brands, Inc.	45,200	512,116
*	Constellation Brands, Inc. Class A	318,219	6,784,429
*	Constellation Brands, Inc. Class B	3,275	70,314
	Corn Products International, Inc.	93,300	4,386,033
	CVS Caremark Corp.	801,214	34,283,947
	Del Monte Foods Co.	359,370	3,130,113
#	Farmer Brothers Co.	33,714	804,079
	Griffin Land & Nurseries, Inc. Class A	400	13,912
* #	Hain Celestial Group, Inc.	68,700	1,976,499
#	Imperial Sugar Co.	22,380	324,510
	Ingles Market, Inc. Class A	12,252	298,459
	J.M. Smucker Co.	92,382	4,876,846
	Kraft Foods, Inc.	701,313	22,778,646
#	MGP Ingredients, Inc.	32,800	242,720
	Molson Coors Brewing Co.	246,248	14,282,384
	Molson Coors Brewing Co. Class A	291	16,728
*	Monterey Pasta Co.	15,479	38,233
#	Nash Finch Co.	20,900	799,216
	Oil-Dri Corp. of America	3,066	52,582
*	Omega Protein Corp.	35,725	497,649
*	Orchids Paper Products Co.	700	5,355
*	Pantry, Inc.	31,400	383,080
* #	Parlux Fragrances, Inc.	48,809	164,486
	PepsiAmericas, Inc.	144,800	3,528,776
	Pilgrim’s Pride Corp.	98,100	2,550,600
*	Prestige Brands Holdings, Inc.	101,000	1,101,910
	PriceSmart, Inc.	16,222	381,866
* #	Pyramid Breweries, Inc.	10,226	26,076
* #	Redhook Ale Brewery, Inc.	11,301	50,854
	Reynolds American, Inc.	158,940	8,728,985

6

	Ruddick Corp.	28,188	1,001,520
#	Sanderson Farms, Inc.	23,200	1,158,376
* #	Sanfilippo (John B.) & Son, Inc.	9,000	83,520
#	Seaboard Corp.	1,921	3,448,195
* #	Smithfield Foods, Inc.	249,373	7,802,881
* #	Spectrum Brands, Inc.	67,400	280,384
#	SUPERVALU, Inc.	266,393	9,342,403
	Tasty Baking Co.	4,500	26,325
*	TreeHouse Foods, Inc.	53,970	1,410,236
	Tyson Foods, Inc. Class A	405,030	7,630,765
#	Universal Corp.	8,000	396,880
	Weis Markets, Inc.	46,730	1,612,652
* #	Winn-Dixie Stores, Inc.	91,600	1,653,380
*	Zapata Corp.	2,364	16,383
Total Consumer Staples			193,022,333

Energy — (16.8%)
	Adams Resources & Energy, Inc.	5,185	173,023
* #	Allis-Chalmers Energy, Inc.	48,300	829,311
	Anadarko Petroleum Corp.	778,868	58,391,734
	Apache Corp.	487,346	65,333,605
	Barnwell Industries, Inc.	1,238	17,270
* #	Basic Energy Services, Inc.	79,746	2,294,292
* #	Bill Barret Corp.	1,140	61,366
* #	Bois d’Arc Energy, Inc.	28,925	708,084
*	Brigham Exploration Co.	97,094	1,414,660
* #	Bristow Group, Inc.	32,400	1,693,548
*	Bronco Drilling Co., Inc.	40,781	741,399
	Cabot Oil & Gas Corp.	3,300	198,825
*	Callon Petroleum Co.	21,700	562,464
	Chesapeake Energy Corp.	620,500	33,984,785
	Cimarex Energy Co.	123,000	8,381,220
*	Clayton Williams Energy, Inc.	18,190	1,714,771
*	Complete Production Services, Inc.	95,200	2,728,432
*	Comstock Resources, Inc.	85,299	4,891,898
	ConocoPhillips	2,003,846	186,558,063
* #	Delta Petroleum Corp.	8,728	192,889
#	Devon Energy Corp.	617,500	71,592,950
* #	Edge Petroleum Corp.	18,535	97,494
* #	Encore Acquisition Co.	65,400	4,368,066
*	Energy Partners, Ltd.	8,200	123,164
	ENSCO International, Inc.	55,847	4,011,490
	EOG Resources, Inc.	20,900	2,688,367
*	EXCO Resources, Inc.	162,510	4,052,999
* #	Exterran Holdings, Inc.	26,789	1,969,527
*	Forest Oil Corp.	150,189	10,025,116
*	Geokinetics, Inc.	5,504	105,512
*	Geomet, Inc.	23,258	191,646
* #	Grey Wolf, Inc.	253,698	1,986,455
*	Gulfmark Offshore, Inc.	17,147	1,151,078
* #	Harvest Natural Resources, Inc.	28,700	319,718
*	Helix Energy Solutions Group, Inc.	3,100	119,753
#	Helmerich & Payne, Inc.	86,900	5,444,285
* #	Hercules Offshore, Inc.	92,800	3,147,776
	Hess Corp.	302,400	37,137,744

7

*	HKN, Inc.	14,049	148,076
*	Hornbeck Offshore Services, Inc.	12,900	679,830
	Marathon Oil Corp.	442,123	22,720,701
*	Mariner Energy, Inc.	150,441	4,919,421
	Massey Energy Co.	33,400	2,158,308
*	Meridian Resource Corp.	150,705	334,565
*	Natural Gas Services Group	15,260	418,277
*	Newfield Exploration Co.	98,880	6,253,171
*	Newpark Resources, Inc.	130,700	921,435
	Noble Energy, Inc.	242,940	23,674,503
	Occidental Petroleum Corp.	4,200	386,106
* #	Oil States International, Inc.	39,000	2,278,380
#	Overseas Shipholding Group, Inc.	52,000	4,111,120
*	Parker Drilling Co.	87,100	778,674
	Patterson-UTI Energy, Inc.	111,625	3,513,955
* #	Petrohawk Energy Corp.	182,762	5,369,548
*	Petroleum Development Corp.	16,500	1,140,150
*	PHI, Inc. Non-Voting	24,417	957,635
*	PHI, Inc. Voting	200	7,118
* #	Pioneer Drilling Co.	83,080	1,479,655
	Pioneer Natural Resources Co.	199,821	14,345,150
*	Plains Exploration & Production Co.	162,830	11,639,088
*	Pride International, Inc.	30,126	1,323,736
* #	Quest Resource Corp.	18,037	200,391
* #	SEACOR Holdings, Inc.	40,633	3,615,524
* #	Stone Energy Corp.	46,515	3,143,484
*	Swift Energy Corp.	48,099	2,772,426
#	Tesoro Petroleum Corp.	54,600	1,356,810
	Tidewater, Inc.	1,200	81,996
* #	Trico Marine Services, Inc.	41,694	1,600,633
*	Union Drilling, Inc.	34,327	644,661
*	Unit Corp.	57,000	4,371,330
#	USEC, Inc.	103,900	724,183
	Valero Energy Corp.	738,360	37,538,222
* #	VeraSun Energy Corp.	158,300	1,076,440
	W&T Offshore, Inc.	65,800	3,669,008
*	Whiting Petroleum Corp.	70,255	6,570,950
	World Fuel Services Corp.	7,200	173,448
Total Energy			696,502,887

Financials — (28.7%)
	1st Independence Financial Group, Inc.	100	1,701
	1st Source Corp.	49,797	1,087,566
	21st Century Holding Co.	18,367	188,629
	Abigail Adams National Bancorp, Inc.	500	5,280
	Abington Bancorp, Inc.	49,212	493,596
#	Access National Corp.	600	4,524
	Advanta Corp. Class A	19,950	157,605
	Advanta Corp. Class B	26,550	230,985
	Affirmative Insurance Holdings, Inc.	7,456	57,859
*	Allegheny Corp.	14,896	5,593,448
	Allstate Corp.	642,300	32,718,762
*	AmComp, Inc.	15,343	170,154
#	Amcore Financial, Inc.	42,155	413,119
	American Bancorp of New Jersey, Inc.	21,886	247,750

8

#	American Capital Strategies, Ltd.	319,685	10,229,920
#	American Equity Investment Life Holding Co.	88,700	937,559
	American Financial Group, Inc.	206,800	6,166,776
*	American Independence Corp.	866	5,768
	American International Group, Inc.	2,060,935	74,193,660
	American National Insurance Co.	47,958	5,288,329
	American Physicians Capital, Inc.	4,950	225,324
#	American West Bancorporation	30,946	103,669
* #	AmeriCredit Corp.	142,100	1,931,139
#	Ameris Bancorp	33,845	469,769
*	Amerisafe, Inc.	34,516	548,459
* #	AmeriServe Financial, Inc.	28,394	84,898
#	Anchor Bancorp Wisconsin, Inc.	34,430	483,053
* #	Appalachian Bancshares, Inc.	1,797	15,418
#	Asset Acceptance Capital Corp.	12,821	180,648
#	Associated Banc-Corp.	12,400	338,644
	Assurant, Inc.	33,500	2,279,005
#	Atlantic Coast Federal Corp.	2,500	21,775
*	B of I Holding, Inc.	12,754	88,895
	Baldwin & Lyons, Inc. Class B	7,813	169,620
	Bancorp Rhode Island, Inc.	1,000	33,240
#	BancTrust Financial Group, Inc.	14,104	141,886
	Bank Mutual Corp.	81,400	902,726
	Bank of America Corp.	2,312,268	78,640,235
* #	Bank of Florida Corp.	18,316	183,160
#	Bank of Granite Corp.	28,149	286,275
#	BankAtlantic Bancorp, Inc. Class A	25,500	44,880
	BankFinancial Corp.	46,664	694,827
#	BankUnited Financial Corp. Class A	56,000	176,400
#	Banner Corp.	30,684	558,142
	Bar Harbor Bankshares	1,100	34,072
	BB&T Corp.	165,800	5,217,726
*	Beach First National Bancshares, Inc.	7,596	79,302
#	Bear Stearns Companies, Inc.	14,007	130,685
	Benjamin Franklin Bancorp, Inc.	5,074	68,499
	Berkshire Hills Bancorp, Inc.	25,284	639,938
	Beverly Hills Bancorp, Inc.	30,525	76,312
*	BGC Partners, Inc. Class A	26,680	237,986
#	Blackrock, Inc.	111,100	24,996,389
* #	BNCCORP., Inc.	494	5,409
#	Boston Private Financial Holdings, Inc.	79,479	670,008
	Brookline Bancorp, Inc.	77,125	775,106
#	Cadence Financial Corp.	26,781	372,524
#	Capital City Bank Group, Inc.	1,010	27,028
#	Capital Corp. of the West	14,185	82,699
#	Capital One Financial Corp.	530,369	25,521,356
#	Capital Southwest Corp.	8,539	1,028,864
#	CapitalSouth Bancorp	100	356
#	Capitol Bancorp, Ltd.	35,099	543,333
	Cardinal Financial Corp.	50,611	434,748
	Cascade Financial Corp.	12,500	112,500
#	Cathay General Bancorp	68,257	1,049,793
	Center Financial Corp.	15,948	149,273
#	Centerstate Banks of Florida, Inc.	400	5,604
*	Central Jersey Bancorp	5,620	44,286

9

#	Central Pacific Financial Corp.	54,354	810,962
	Centrue Financial Corp.	1,000	17,980
	Century Bancorp, Inc. Class A	600	11,010
	CFS Bancorp, Inc.	14,248	203,461
	Chemical Financial Corp.	34,775	848,510
	Chubb Corp.	555,965	29,888,678
	Cincinnati Financial Corp.	273,147	9,565,608
	CIT Group, Inc.	21,450	214,500
#	Citigroup, Inc.	208,300	4,559,687
	Citizens Community Bancorp, Inc.	10,355	88,691
	Citizens First Bancorp, Inc.	8,013	59,376
#	Citizens Holding Co.	300	6,075
#	Citizens Republic Bancorp, Inc.	103,339	572,498
	Citizens South Banking Corp.	1,842	16,891
	City Holding Co.	1,577	67,843
#	City National Corp.	71,600	3,465,440
	CNA Financial Corp.	376,100	11,429,679
*	CNA Surety Corp.	78,495	1,148,382
	Codorus Valley Bancorp, Inc.	315	4,968
	Colony Bankcorp, Inc.	300	3,390
	Columbia Banking System, Inc.	30,847	824,540
#	Comerica, Inc.	201,512	7,492,216
	Commonwealth Bankshares, Inc.	800	11,800
* #	Community Bancorp	1,000	7,990
	Community Bank System, Inc.	47,100	1,136,523
	Community Trust Bancorp, Inc.	26,863	823,082
	Community West Bancshares	400	3,496
* #	CompuCredit Corp.	37,805	347,050
*	Conseco, Inc.	209,495	2,444,807
* #	Consumer Portfolio Services, Inc.	19,578	55,797
*	Core-Mark Holding Co., Inc.	22,071	640,942
#	Corus Bankshares, Inc.	76,384	439,208
#	Countrywide Financial Corp.	247,096	1,299,725
* #	Cowen Group, Inc.	4,356	34,587
	Crawford & Co. Class A	1,200	6,240
* #	Crescent Financial Corp.	18,540	131,819
*	Dearborn Bancorp, Inc.	5,475	33,124
	Delphi Financial Group, Inc. Class A	73,650	2,127,748
	Dime Community Bancshares	20,412	371,090
	Discover Financial Services	91,700	1,572,655
	Donegal Group, Inc. Class A	39,800	712,818
	Donegal Group, Inc. Class B	300	5,527
* #	E*TRADE Financial Corp.	35,127	144,021
#	East West Bancorp, Inc.	30,863	408,626
	Eastern Insurance Holdings, Inc.	21,190	346,456
	Eastern Virginia Bankshares, Inc.	300	5,055
	EMC Insurance Group, Inc.	24,800	695,144
* #	Encore Capital Group, Inc.	32,872	347,457
#	Enterprise Financial Services Corp.	2,033	40,762
	ESB Financial Corp.	1,000	10,790
*	ESSA Bancorp, Inc.	4,820	60,250
#	F.N.B. Corp.	30,495	457,120
	Farmers Capital Bank Corp.	700	17,332
	FBL Financial Group, Inc. Class A	49,686	1,334,069
#	Federal Agriculture Mortgage Corp. Class A	277	4,836

10

	Federal Agriculture Mortgage Corp. Class C	13,100	379,376
	Federal National Mortgage Association	151,800	4,101,636
	Fidelity Bancorp, Inc.	400	5,500
	Fidelity National Financial, Inc.	316,027	5,404,062
	Fidelity Southern Corp.	9,015	58,417
	Fifth Third Bancorp	1,011,926	18,923,016
#	Financial Federal Corp.	28,191	684,759
	Financial Institutions, Inc.	2,950	54,310
* #	First Acceptance Corp.	12,000	39,240
	First American Corp.	155,240	5,211,407
	First Bancorp	5,805	97,582
	First Bancorp, Inc.	470	8,404
#	First Busey Corp.	62,249	1,134,177
	First Citizens BancShares, Inc.	11,267	1,796,410
#	First Commonwealth Financial Corp.	102,690	1,152,182
	First Community Bancshares, Inc.	2,977	101,188
	First Defiance Financial Corp.	10,177	196,823
	First Federal Bancshares of Arkansas, Inc.	1,300	16,289
	First Financial Bancorp	2,961	33,726
#	First Financial Corp.	26,976	883,464
	First M&F Corp.	300	4,194
	First Merchants Corp.	31,341	775,690
*	First Mercury Financial Corp.	17,000	300,220
	First Niagara Financial Group, Inc.	191,382	2,711,883
	First PacTrust Bancorp, Inc.	900	14,373
	First Place Financial Corp.	24,803	315,742
*	First Regional Bancorp	16,120	172,000
	First Security Group, Inc.	2,120	16,621
#	First State Bancorporation	22,200	172,050
	Firstbank Corp.	210	2,646
*	FirstCity Financial Corp.	10,996	47,943
#	Flagstar Bancorp, Inc.	110,500	524,875
	Flushing Financial Corp.	38,496	755,292
	FNB United Corp.	18,948	190,617
*	FPIC Insurance Group, Inc.	10,600	482,406
* #	Franklin Bank Corp.	20,400	20,808
#	Fulton Financial Corp.	210,553	2,657,179
	Gateway Financial Holdings, Inc.	23,241	230,783
	Genworth Financial, Inc.	705,238	15,585,760
	German American Bancorp, Inc.	16,936	211,361
*	Golfsmith International Holdings, Inc.	177	381
#	Greene Bancshares, Inc.	14,688	284,507
	GS Financial Corp.	400	7,080
* #	Guaranty Bancorp	105,446	631,622
*	Guaranty Financial Group, Inc.	13,066	82,316
*	Hallmark Financial Services, Inc.	20,100	255,270
	Hancock Holding Co.	1,500	66,735
	Hanmi Financial Corp.	28,759	184,058
	Hanover Insurance Group, Inc.	96,080	4,429,288
	Harleysville Group, Inc.	47,300	1,845,173
#	Harleysville National Corp.	66,017	895,191
	Harrington West Financial Group, Inc.	400	2,244
*	Harris & Harris Group, Inc.	20,057	159,854
	Hartford Financial Services Group, Inc.	468,816	33,318,753
	HCC Insurance Holdings, Inc.	182,223	4,338,730

11

	Heartland Financial USA, Inc.	1,494	34,960
#	Heritage Commerce Corp.	19,751	314,436
	Heritage Financial Corp.	11,269	188,981
	Hingham Institution for Savings	500	14,375
	HMN Financial, Inc.	4,096	67,994
#	Home Bancshares, Inc.	27,010	621,230
	Home Federal Bancorp, Inc.	10,980	128,466
	HopFed Bancorp, Inc.	1,719	23,808
	Horace Mann Educators Corp.	68,828	1,121,208
#	Horizon Financial Corp.	17,341	187,630
	Hudson City Bancorp, Inc.	685,228	12,197,058
#	Huntington Bancshares, Inc.	94,200	839,322
#	IBERIABANK Corp.	21,918	1,155,955
#	Imperial Capital Bancorp, Inc.	5,900	59,118
#	Independence Holding Co.	17,700	242,313
#	Independent Bank Corp. (MI)	42,610	256,086
	Infinity Property & Casualty Corp.	32,000	1,290,240
#	Integra Bank Corp.	42,852	615,783
	Intervest Bancshares Corp.	4,555	39,947
#	Irwin Financial Corp.	31,000	127,410
#	Janus Capital Group, Inc.	173,199	5,022,771
	JPMorgan Chase & Co.	3,240,748	139,352,164
	KeyCorp	634,041	12,344,778
#	K-Fed Bancorp	107	1,218
*	Knight Capital Group, Inc.	100,607	1,791,811
* #	LaBranche & Co., Inc.	2,500	16,750
#	Lakeland Bancorp, Inc.	43,159	636,164
#	LandAmerica Financial Group, Inc.	11,300	336,514
	Landmark Bancorp, Inc.	1,470	36,735
	Legacy Bancorp, Inc.	21,179	285,917
	Legg Mason, Inc.	145,493	7,828,978
#	Lehman Brothers Holdings, Inc.	632,700	23,289,687
	Leucadia National Corp.	285,600	15,508,080
	Lincoln National Corp.	320,583	17,683,358
#	LNB Bancorp, Inc.	12,489	137,379
#	Loews Corp.	763,597	37,851,503
	LSB Corp.	800	12,720
#	M&T Bank Corp.	55,802	4,835,801
#	Macatawa Bank Corp.	32,567	292,777
	MainSource Financial Group, Inc.	39,383	660,847
* #	Marlin Business Services, Inc.	9,200	65,688
	Marshall & Ilsley Corp.	339,980	7,901,135
#	MB Financial, Inc.	59,049	1,681,125
#	MBT Financial Corp.	24,831	210,070
#	MCG Capital Corp.	68,639	393,301
	Meadowbrook Insurance Group, Inc.	75,160	516,349
	Medallion Financial Corp.	20,360	196,474
	Mercantile Bank Corp.	3,200	26,912
	Mercer Insurance Group, Inc.	14,397	256,986
	Mercury General Corp.	15,952	811,319
	Merrill Lynch & Co., Inc.	188,916	8,297,191
	MetLife, Inc.	1,070,900	64,286,127
	MetroCorp Bancshares, Inc.	1,700	21,845
	MicroFinancial, Inc.	4,100	15,088
#	Midwest Banc Holdings, Inc.	50,922	447,095

12

	Morgan Stanley	79,249	3,505,183
	MutualFirst Financial, Inc.	2,300	23,460
	Nara Bancorp, Inc.	50,285	639,625
#	National City Corp.	750,400	4,382,336
#	National Penn Bancshares, Inc.	137,707	2,357,544
#	National Western Life Insurance Co. Class A	700	165,046
	Nationwide Financial Services, Inc.	77,000	3,929,310
* #	Navigators Group, Inc.	28,893	1,458,808
	Nelnet, Inc. Class A	16,300	214,997
	New Hampshire Thrift Bancshares, Inc.	2,300	27,462
	New Westfield Financial, Inc.	12,278	120,570
	New York Community Bancorp, Inc.	506,224	10,387,716
	NewAlliance Bancshares, Inc.	185,060	2,479,804
	NewBridge Bancorp	5,501	50,884
*	Newtek Business Services, Inc.	4,457	4,591
* #	NexCen Brands, Inc.	16,490	10,885
*	Nexity Financial Corp.	4,077	22,750
	Northeast Community Bancorp, Inc.	18,337	212,709
	Northrim Bancorp, Inc.	5,915	110,906
#	NYMAGIC, Inc.	13,520	307,039
	OceanFirst Financial Corp.	12,175	249,953
	Odyssey Re Holdings Corp.	126,009	4,730,378
#	Old National Bancorp	65,900	1,151,932
	Old Republic International Corp.	407,212	6,128,541
#	PAB Bankshares, Inc.	300	3,468
#	Pacific Capital Bancorp	74,680	1,489,119
	Pacific Mercantile Bancorp	15,114	138,142
*	Pacific Premier Bancorp, Inc.	300	2,175
#	PacWest Bancorp	37,100	782,068
	Pamrapo Bancorp, Inc.	1,300	19,513
#	Park National Corp.	19,846	1,407,081
	Parkvale Financial Corp.	200	5,246
* # ●	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	53,082	265,410
*	Pennsylvania Commerce Bancorp, Inc.	900	24,174
	Peoples Bancorp of North Carolina	300	4,125
	Peoples Bancorp, Inc.	21,610	511,941
	People’s United Financial, Inc.	8,263	136,587
* #	Pico Holdings, Inc.	37,338	1,548,033
* #	Pinnacle Financial Partners, Inc.	38,859	1,044,919
*	Piper Jaffray Companies, Inc.	3,100	117,800
* #	PMA Capital Corp. Class A	38,757	386,795
	Porter Bancorp, Inc.	800	14,360
	Premier Financial Bancorp, Inc.	900	10,341
	Presidential Life Corp.	23,958	422,140
	Princeton National Bancorp, Inc.	200	5,586
	Principal Financial Group, Inc.	13,157	708,899
*	ProAssurance Corp.	54,633	2,798,849
	ProCentury Corp.	25,751	453,475
#	Prosperity Bancshares, Inc.	75,055	2,397,257
	Protective Life Corp.	127,773	5,363,911
#	Provident Bankshares Corp.	16,461	157,367
	Provident Financial Holdings, Inc.	9,189	118,814
	Provident Financial Services, Inc.	68,965	1,084,819
#	Provident New York Bancorp	83,400	1,085,034

13

	Prudential Financial, Inc.	478,438	35,739,319
#	Pulaski Financial Corp.	4,833	54,855
	Rainier Pacific Financial Group, Inc.	15,717	204,635
	Regions Financial Corp.	182,601	3,253,950
	Reinsurance Group of America, Inc.	109,800	5,645,916
	Renasant Corp.	44,612	1,035,891
	Republic Bancorp, Inc. Class A	1,900	47,310
*	Republic First Bancorp, Inc.	744	3,467
#	Resource America, Inc.	24,100	241,964
*	Rewards Network, Inc.	33,030	165,150
	Riverview Bancorp, Inc.	18,645	166,313
#	RLI Corp.	36,760	1,879,906
	Rockville Financial, Inc.	14,403	199,338
	Rome Bancorp, Inc.	14,765	172,751
#	Royal Bancshares of Pennsylvania, Inc. Class A	900	8,559
#	Royal Bank of Canada	1,588	81,321
	SAFECO Corp.	112,344	7,527,048
	Safety Insurance Group, Inc.	29,335	1,134,091
#	Sanders Morris Harris Group, Inc.	59,090	431,357
	Sandy Spring Bancorp, Inc.	35,765	947,057
*	SCPIE Holdings, Inc.	700	19,320
*	Seabright Insurance Holdings	43,650	668,718
#	Seacoast Banking Corp. of Florida	12,076	129,817
#	Security Bank Corp.	37,322	205,271
	Selective Insurance Group, Inc.	82,800	1,811,664
	Shore Bancshares, Inc.	600	14,226
	SI Financial Group, Inc.	3,064	30,058
	Simmons First National Corp. Class A	25,400	772,922
	Somerset Hills Bancorp	840	8,812
#	South Financial Group, Inc.	81,953	451,561
*	Southcoast Financial Corp.	300	4,314
	Southern Community Financial Corp.	28,302	202,642
*	Southern First Bancshares, Inc.	900	12,051
	Southwest Bancorp, Inc.	29,900	507,104
#	Sovereign Bancorp, Inc.	226,127	2,066,801
*	Specialty Underwriters’ Alliance, Inc.	1,000	4,760
	StanCorp Financial Group, Inc.	27,000	1,484,730
	State Auto Financial Corp.	75,393	2,077,077
	StellarOne Corp.	1,488	25,713
	Sterling Financial Corp.	25,182	223,616
	Stewart Information Services Corp.	25,500	603,075
* #	Stratus Properties, Inc.	700	18,543
* #	Sun American Bancorp	560	1,994
*	Sun Bancorp, Inc.	49,249	538,784
	SunTrust Banks, Inc.	498,164	26,009,142
* #	Superior Bancorp	3,175	47,022
#	Susquehanna Bancshares, Inc.	153,978	2,964,077
*	Susser Holdings Corp.	9,900	117,612
	SWS Group, Inc.	41,145	760,360
#	Synovus Financial Corp.	511,500	5,877,135
	Taylor Capital Group, Inc.	14,803	190,219
	Teche Holding Co.	200	7,200
#	Temecula Valley Bancorp, Inc.	4,918	29,606
	TF Financial Corp.	600	14,538
*	The Bancorp, Inc.	9,534	101,537

14

#	The Colonial BancGroup, Inc.	119,200	730,696
	The Phoenix Companies, Inc.	88,600	897,518
	The Travelers Companies, Inc.	917,301	45,690,763
	The Wilber Corp.	600	5,220
* #	Thomas Weisel Partners Group, Inc.	41,018	279,743
	TIB Financial Corp.	923	5,916
*	Tidelands Bancshares, Inc.	400	3,700
#	TierOne Corp.	24,400	174,948
	Timberland Bancorp, Inc.	3,000	32,940
	Transatlantic Holdings, Inc.	91,903	5,941,529
* #	Triad Guaranty, Inc.	10,200	22,542
#	Trustmark Corp.	59,521	1,188,039
	UMB Financial Corp.	46,740	2,438,426
#	Umpqua Holdings Corp.	103,595	1,444,114
*	Unico American Corp.	1,900	17,822
#	Union Bankshares Corp.	26,191	525,130
	UnionBanCal Corp.	120,063	6,010,354
*	United Capital Corp.	300	6,900
#	United Community Banks, Inc.	35,176	367,941
	United Community Financial Corp.	63,001	382,416
	United Financial Bancorp, Inc.	31,481	385,013
	United Fire & Casualty Co.	47,123	1,700,669
*	United PanAm Financial Corp.	13,183	48,909
	United Western Bancorp, Inc.	18,229	314,633
	Unitrin, Inc.	104,046	3,610,396
	Unity Bancorp, Inc.	2,786	21,926
*	Universal American Corp.	46,291	534,661
#	Univest Corporation of Pennsylvania	17,567	431,446
	Unum Group	553,200	13,321,056
#	Vineyard National Bancorp Co.	13,010	39,420
	W. R. Berkley Corp.	179,890	4,873,220
#	Wachovia Corp.	1,339,554	31,881,385
#	Washington Federal, Inc.	100,332	2,246,433
	Webster Financial Corp.	90,870	2,359,894
	Wesbanco, Inc.	41,466	912,252
	Wesco Financial Corp.	12,923	5,505,198
	West Coast Bancorp	3,775	43,677
* #	Western Alliance Bancorp	25,600	271,104
	White Mountains Insurance Group, Ltd.	18,689	8,914,653
* #	White River Capital, Inc.	300	3,815
	Whitney Holding Corp.	110,005	2,499,314
	Willow Financial Bancorp, Inc.	33,451	321,464
	Wilshire Bancorp, Inc.	17,744	158,454
	Wintrust Financial Corp.	40,447	1,261,137
* #	WSB Financial Group, Inc.	1,004	3,675
	WSB Holdings, Inc.	100	585
	Yadkin Valley Financial Corp.	12,039	182,872
	Zenith National Insurance Corp.	63,800	2,574,330
#	Zions Bancorporation	161,212	6,946,625
* #	ZipRealty, Inc.	9,816	47,215
Total Financials			1,190,735,978

Health Care — (1.8%)
*	Adolor Corp.	6,302	35,732
	Aetna, Inc.	57,795	2,725,612

15

*	Albany Molecular Research, Inc.	34,810	486,644
*	Allied Healthcare International, Inc.	63,476	111,718
*	Allion Healthcare, Inc.	27,600	165,048
#	Alpharma, Inc. Class A	78,630	1,980,690
* #	American Dental Partners, Inc.	2,650	31,853
*	AMICAS, Inc.	99,113	272,561
*	AngioDynamics, Inc.	45,817	709,705
* #	APP Pharmaceuticals, Inc.	34,028	451,211
*	Applera Corp. - Celera Group	144,300	1,858,584
*	Apria Healthcare Group, Inc.	66,300	1,117,155
* #	Arqule, Inc.	2,100	8,988
*	Arrhythmia Research Technology, Inc.	1,200	6,912
*	Assisted Living Concepts, Inc.	42,910	287,497
* #	ATS Medical, Inc.	8,800	19,360
*	Avigen, Inc.	3,116	9,255
*	BioScrip, Inc.	65,100	279,279
*	Boston Scientific Corp.	469,517	6,239,881
*	Bruker BioSciences Corp.	4,171	48,550
* #	Caliper Life Sciences, Inc.	33,998	121,713
	Cambrex Corp.	5,500	33,825
*	Cantel Medical Corp.	30,908	330,716
*	Capital Senior Living Corp.	38,523	309,725
*	Cardiac Science Corp.	37,674	355,643
*	Community Health Systems, Inc.	152,174	5,482,829
*	Conmed Corp.	49,672	1,325,746
*	Continucare Corp.	12,328	27,122
	Cooper Companies, Inc.	81,556	3,298,940
*	Cross Country Healthcare, Inc.	36,400	563,108
*	Digirad Corp.	39,829	89,217
* #	Emisphere Technologies, Inc.	100	184
*	Evotec AG Sponsored ADR	9,445	36,552
*	Gentiva Health Services, Inc.	57,143	1,150,860
*	Greatbatch, Inc.	47,100	883,125
*	Hanger Orthopedic Group, Inc.	9,000	117,000
*	Healthspring, Inc.	86,917	1,614,918
*	HealthTronics, Inc.	54,699	206,762
*	Hill-Rom Holdings, Inc.	84,755	2,606,216
* #	Hi-Tech Pharmacal Co., Inc.	27,630	254,196
* #	Hologic, Inc.	119,000	2,859,570
*	Home Diagnostics, Inc.	10,786	85,641
	Hooper Holmes, Inc.	45,022	43,671
#	Invacare Corp.	49,400	898,092
*	Iridex Corp.	6,496	15,136
	Kewaunee Scientific Corp.	1,631	29,325
*	Kindred Healthcare, Inc.	43,700	1,205,683
*	King Pharmaceuticals, Inc.	422,620	4,336,081
*	Langer, Inc.	12,547	17,942
*	Lannet Co., Inc.	8,300	32,370
*	Lexicon Pharmaceuticals, Inc.	24,800	52,328
* #	LifePoint Hospitals, Inc.	80,208	2,565,854
* #	Magyar Bancorp, Inc.	500	5,245
* #	Martek Biosciences Corp.	4,700	177,472
*	Maxygen, Inc.	10,167	59,884
*	MedCath Corp.	39,208	850,814
*	Medical Staffing Network Holdings, Inc.	31,839	132,769

16

* #	Nabi Biopharmaceuticals	12,200	50,508
*	National Dentex Corp.	400	4,556
* #	Neurocrine Biosciences, Inc.	41,552	204,851
* #	Neurogen Corp.	500	415
* #	NovaMed, Inc.	33,306	130,893
*	Nutraceutical International Corp.	25,992	343,874
	Omnicare, Inc.	74,400	1,821,312
*	Orchid Cellmark, Inc.	3,350	9,481
*	Osteotech, Inc.	25,510	156,121
*	Par Pharmaceutical Companies, Inc.	46,800	853,632
*	Parexel International Corp.	540	13,279
*	PDI, Inc.	15,176	125,202
#	Perrigo Co.	1,900	69,559
*	Pharmanet Development Group, Inc.	28,040	473,315
*	Prospect Medical Holdings, Inc.	14,274	52,528
*	RehabCare Group, Inc.	27,481	466,353
*	Res-Care, Inc.	21,260	405,428
* #	Spectrum Pharmaceuticals, Inc.	2,300	4,140
*	SRI/Surgical Express, Inc.	1,600	6,096
*	SunLink Health Systems, Inc.	500	2,425
*	Symmetry Medical, Inc.	18,200	269,542
*	Synovis Life Technologies, Inc.	1,836	35,949
*	Theragenics Corp.	32,183	126,479
* #	Urologix, Inc.	10,890	13,830
* #	ViroPharma, Inc.	121,267	1,162,951
* #	Vital Images, Inc.	36,373	561,963
*	Watson Pharmaceuticals, Inc.	124,489	3,555,406
*	WellPoint, Inc.	299,492	16,717,643
	Young Innovations, Inc.	990	20,255
Total Health Care			76,680,495

Industrials — (10.3%)
*	A. T. Cross Co. Class A	8,500	69,785
	A.O. Smith Corp.	34,400	1,243,560
* #	Acco Brands Corp.	11,174	171,409
* #	Accuride Corp.	61,000	472,750
	Aceto Corp.	31,800	250,266
*	AGCO Corp.	91,300	5,517,259
*	Air Transport Services Group, Inc.	1,746	2,881
* #	Airtran Holdings, Inc.	18,910	56,730
	Alamo Group, Inc.	20,383	471,866
* #	Alaska Air Group, Inc.	78,900	1,540,917
	Alexander & Baldwin, Inc.	75,919	3,907,551
* #	Allied Defense Group, Inc.	14,761	104,803
*	Allied Waste Industries, Inc.	590,256	7,950,748
* #	Amerco, Inc.	29,916	1,780,301
#	American Woodmark Corp.	25,023	563,768
	Ameron International Corp.	7,300	837,091
	Ampco-Pittsburgh Corp.	2,100	97,986
* #	AMR Corp.	2,200	15,818
#	Amrep Corp.	1,419	70,964
	Angelica Corp.	17,731	384,940
	Apogee Enterprises, Inc.	8,500	201,790
	Applied Industrial Technologies, Inc.	53,325	1,466,971
	Applied Signal Technologies, Inc.	17,902	276,944

17

*	Argon ST, Inc.	21,980	530,597
#	Arkansas Best Corp.	34,200	1,270,872
* #	Arotech Corp.	22,898	53,123
*	Avis Budget Group, Inc.	103,618	1,442,363
*	Axsys Technologies, Inc.	12,900	763,164
*	Baldwin Technology Co., Inc. Class A	17,977	56,628
	Barrett Business Services, Inc.	14,300	188,045
* #	Beacon Roofing Supply, Inc.	72,525	885,530
#	Belden, Inc.	38,250	1,602,293
#	BlueLinx Holdings, Inc.	43,806	208,517
	Bowne & Co., Inc.	19,714	303,004
#	Briggs & Stratton Corp.	73,261	1,080,600
* #	Builders FirstSource, Inc.	43,693	319,833
	Burlington Northern Santa Fe Corp.	493,950	55,841,048
#	C&D Technologies, Inc.	37,377	230,990
	CDI Corp.	29,909	852,407
*	Celadon Group, Inc.	33,733	384,556
	Champion Industries, Inc.	3,986	19,412
	CIRCOR International, Inc.	18,850	1,006,779
*	Commercial Vehicle Group, Inc.	32,896	458,570
*	Cornell Companies, Inc.	3,700	82,288
*	Covenant Transport Group Class A	4,818	22,837
*	CPI Aerostructures, Inc.	5,926	46,756
	CSX Corp.	703,520	48,585,091
	Cubic Corp.	32,800	829,184
#	Deere & Co.	4,600	374,164
*	Delta Air Lines, Inc.	106,300	653,745
* #	Dollar Thrifty Automotive Group, Inc.	22,900	320,600
	DRS Technologies, Inc.	8,650	681,447
*	Ducommun, Inc.	19,878	629,536
#	Eastern Co.	8,092	133,154
	Electro Rent Corp.	54,504	769,596
#	Encore Wire Corp.	35,480	803,622
*	EnerSys	60,639	1,892,543
	Ennis, Inc.	48,199	910,479
*	EnPro Industries, Inc.	27,955	1,120,996
	Espey Manufacturing & Electronics Corp.	850	19,295
*	Esterline Technologies Corp.	51,094	3,164,251
*	Exponent, Inc.	1,600	52,192
* #	ExpressJet Holdings, Inc.	51,800	105,154
	Federal Signal Corp.	81,590	1,099,833
*	First Advantage Corp.	5,062	101,594
* #	Flanders Corp.	18,900	135,324
* #	Frontier Airlines Holdings, Inc.	6,100	1,434
	Frozen Food Express Industries, Inc.	6,500	51,350
	G & K Services, Inc. Class A	32,639	1,142,039
* #	Gardner Denver Machinery, Inc.	4,005	212,505
	GATX Corp.	73,797	3,638,930
* #	Gehl Co.	13,520	216,320
*	GP Strategies Corp.	3,517	35,029
#	Greenbrier Companies, Inc.	32,834	861,893
* #	Griffon Corp.	25,670	232,057
	Hardinge, Inc.	20,249	284,498
* #	Henry Bros. Electronics, Inc.	8,600	55,040
*	Herley Industries, Inc.	5,800	93,206

18

*	Hudson Highland Group, Inc.	17,980	225,289
*	Huttig Building Products, Inc.	23,350	54,639
*	ICT Group, Inc.	2,200	23,320
	IKON Office Solutions, Inc.	186,600	2,255,994
*	Industrial Distribution Group, Inc.	1,300	15,704
* #	Innovative Solutions & Support, Inc.	1,200	9,288
* #	Insituform Technologies, Inc. Class A	57,301	1,056,630
	Insteel Industries, Inc.	4,729	75,806
*	International Shipholding Corp.	4,200	99,876
*	Intersections, Inc.	35,048	328,750
* #	JetBlue Airways Corp.	110,700	439,479
*	Kadant, Inc.	5,957	159,231
	Kaman Corp. Class A	38,097	986,712
*	Kansas City Southern	66,400	3,317,344
	Kelly Services, Inc. Class A	52,865	1,110,165
	Kennametal, Inc.	5,210	201,367
*	Key Technology, Inc.	5,079	185,739
*	Kforce, Inc.	36,371	336,432
*	K-Tron International, Inc.	70	9,575
	L.S. Starrett Co. Class A	2,100	47,838
	Lawson Products, Inc.	3,300	85,767
*	LECG Corp.	46,264	467,266
*	LGL Group, Inc.	400	2,920
	LSI Industries, Inc.	7,550	80,332
*	Lydall, Inc.	7,000	107,380
* #	M&F Worldwide Corp.	29,969	1,072,591
*	Mac-Gray Corp.	10,800	113,616
*	MAIR Holdings, Inc.	1,415	5,943
*	Marten Transport, Ltd.	45,793	820,611
* #	Medialink Worldwide, Inc.	11,000	11,220
*	Merrimac Industries, Inc.	2,600	18,070
* #	Mesa Air Group, Inc.	17,800	12,816
*	Miller Industries, Inc.	12,310	137,749
*	Misonix, Inc.	8,471	30,496
* #	Mobile Mini, Inc.	49,431	1,194,747
*	MTC Technologies, Inc.	20,973	499,787
	Mueller Industries, Inc.	38,242	1,368,681
#	Mueller Water Products, Inc.	35,533	359,949
#	Mueller Water Products, Inc. Class B	130,035	1,287,347
	NACCO Industries, Inc. Class A	10,965	952,420
*	Nashua Corp.	400	3,776
*	National Technical Systems, Inc.	14,800	82,140
* #	NCI Building Systems, Inc.	22,800	712,272
	Norfolk Southern Corp.	661,000	44,538,180
	Northrop Grumman Corp.	234,510	17,696,125
*	On Assignment, Inc.	23,009	191,895
* #	Orbital Sciences Corp.	25,013	649,337
*	Owens Corning, Inc.	185,022	4,779,118
*	P.A.M. Transportation Services, Inc.	18,890	276,927
*	Paragon Technologies, Inc.	3,771	24,662
*	Park-Ohio Holdings Corp.	20,876	313,558
*	Patrick Industries, Inc.	1,300	9,438
	Pentair, Inc.	79,800	2,986,914
* #	PHH Corp.	86,557	1,629,868
* #	Plug Power, Inc.	166,571	523,033

19

	Portec Rail Products, Inc.	11,395	138,449
	Providence & Worcester Railroad Co.	1,000	20,000
*	Quanex Building Products Corp.	2,800	49,280
#	R. R. Donnelley & Sons Co.	307,430	10,092,927
	Raytheon Co.	353,900	22,600,054
*	RCM Technologies, Inc.	23,140	99,965
	Regal-Beloit Corp.	53,220	2,474,730
*	Republic Airways Holdings, Inc.	48,800	594,384
	Robbins & Myers, Inc.	2,060	83,409
*	Rush Enterprises, Inc. Class A	31,175	504,412
*	Rush Enterprises, Inc. Class B	17,222	259,019
	Ryder System, Inc.	104,780	7,693,995
*	Saia, Inc.	10,800	150,228
	Schawk, Inc.	54,416	910,924
* #	School Specialty, Inc.	37,902	1,189,744
	Servidyne, Inc.	6,937	42,246
	Skywest, Inc.	112,032	1,732,015
	Southwest Airlines Co.	1,077,730	14,075,154
*	Sparton Corp.	1,700	7,820
* #	Spherion Corp.	22,800	114,684
#	SPX Corp.	66,000	8,770,080
	Standex International Corp.	25,800	532,770
* #	Superior Essex, Inc.	11,404	496,074
	Supreme Industries, Inc.	1,610	7,503
	Sypris Solutions, Inc.	24,850	111,577
*	SYS Technologies	4,799	11,758
	Technology Research Corp.	13,283	39,849
	Tecumseh Products Co. Class A	11,200	390,992
	Timken Co.	150,800	5,523,804
	Todd Shipyards Corp.	9,932	145,404
* #	TRC Companies, Inc.	30,673	158,886
	Tredegar Industries, Inc.	50,900	743,649
* #	Trex Co., Inc.	3,400	38,080
#	Trinity Industries, Inc.	91,550	3,739,818
	Triumph Group, Inc.	5,400	335,826
	UAL Corp.	116,544	995,286
	Union Pacific Corp.	902,570	74,290,537
*	United Rentals, Inc.	66,185	1,362,749
#	Universal Forest Products, Inc.	31,400	1,065,402
* #	US Airways Group, Inc.	1	4
*	USA Truck, Inc.	5,321	68,002
	Viad Corp.	34,729	1,145,362
*	Volt Information Sciences, Inc.	45,263	677,134
	Wabash National Corp.	59,700	512,226
#	Watts Water Technologies, Inc.	63,315	1,795,613
*	WCA Waste Corp.	29,283	161,349
#	Werner Enterprises, Inc.	115,482	2,187,229
*	Westaff, Inc.	25,026	51,053
* #	Willdan Group, Inc.	1,000	5,400
*	Willis Lease Finance Corp.	2,900	31,958
* #	YRC Worldwide, Inc.	48,891	853,637
Total Industrials			427,381,990

20

Information Technology — (6.6%)
*	3Com Corp.	303,573	765,004
* #	Access Integrated Technologies, Inc.	25,286	54,365
*	Actel Corp.	33,263	570,460
*	ActivIdentity Corp.	72,321	205,392
	Acxiom Corp.	52,404	768,767
*	Adaptec, Inc.	245,000	791,350
* #	Advanced Micro Devices, Inc.	334,100	2,298,608
#	Agilysys, Inc.	29,757	310,663
*	Anaren, Inc.	25,319	329,400
* #	Applied Micro Circuits Corp.	97,859	959,997
* #	Arris Group, Inc.	59,459	556,536
*	Arrow Electronics, Inc.	212,670	6,520,462
	Astro-Med, Inc.	1,900	19,000
*	Autobytel, Inc.	32,500	54,275
* #	Avid Technology, Inc.	62,223	1,335,306
*	Avnet, Inc.	167,600	4,947,552
*	Avocent Corp.	52,800	1,041,744
	AVX Corp.	304,940	4,061,801
*	Aware, Inc.	19,335	69,993
*	Axcelis Technologies, Inc.	213,776	1,220,661
*	AXT, Inc.	30,700	141,834
* #	BearingPoint, Inc.	17,200	23,392
	Bel Fuse, Inc. Class A	3,894	119,351
	Bel Fuse, Inc. Class B	17,850	467,492
* #	Benchmark Electronics, Inc.	111,103	1,974,300
	Black Box Corp.	28,500	817,950
*	Bookham, Inc.	5,300	10,759
* #	Borland Software Corp.	101,800	143,538
* #	Brooks Automation, Inc.	92,404	941,597
*	CACI International, Inc. Class A	3,400	173,298
*	CalAmp Corp.	38,667	97,054
*	California Micro Devices Corp.	42,662	152,303
* #	CallWave, Inc.	39,103	95,020
*	Captaris, Inc.	35,573	155,098
*	Cascade Microtech, Inc.	20,471	160,697
*	Catalyst Semiconductor, Inc.	27,899	125,546
*	Catapult Communications Corp.	29,376	216,501
*	CEVA, Inc.	16,274	136,213
*	Checkpoint Systems, Inc.	25,700	667,429
*	Ciber, Inc.	31,700	222,534
*	Cirrus Logic, Inc.	51,161	335,616
* #	CMGI, Inc.	77,660	1,163,347
	Cohu, Inc.	50,345	861,403
* #	Comarco, Inc.	4,690	15,102
	Communications Systems, Inc.	4,872	53,836
*	Computer Sciences Corp.	233,293	11,466,351
*	Convergys Corp.	244,450	3,942,979
*	Credence Systems Corp.	133,053	143,697
*	CSP, Inc.	1,614	9,474
	CTS Corp.	34,200	372,096
*	Cyberoptics Corp.	19,485	174,586
	Dataram Corp.	11,134	36,186
*	DDi Corp.	127	795
*	Digi International, Inc.	60,805	548,461
* #	Ditech Networks, Inc.	43,700	104,006
*	Dot Hill Systems Corp.	100,590	301,770

21

*	DSP Group, Inc.	25,079	209,159
*	Dynamics Research Corp.	17,374	186,249
*	Edgewater Technology, Inc.	8,693	44,682
*	EFJ, Inc.	15,719	23,264
*	Electro Scientific Industries, Inc.	34,300	541,940
	Electronic Data Systems Corp.	863,039	21,135,825
*	Electronics for Imaging, Inc.	20,700	342,999
* #	EMCORE Corp.	14,100	110,826
*	EMS Technologies, Inc.	13,200	361,416
*	Endwave Corp.	17,252	118,004
*	Entegris, Inc.	126,900	975,861
*	Entertainment Distribution Co., Inc.	44	20
*	Entorian Technologies, Inc.	4,167	4,375
* #	Euronet Worldwide, Inc.	58,791	1,149,952
* #	Exar Corp.	14,580	114,599
*	Fairchild Semiconductor Corp. Class A	115,466	1,731,990
	Frequency Electronics, Inc.	17,253	115,595
*	FSI International, Inc.	8,917	15,605
*	Gerber Scientific, Inc.	50,097	501,471
	Gevity HR, Inc.	30,736	229,598
*	Globecomm Systems, Inc.	9,488	92,128
*	Glu Mobile, Inc.	1,000	4,930
*	GTSI Corp.	8,203	63,081
*	Hackett Group, Inc.	51,020	269,386
*	Harris Stratex Networks, Inc. Class A	25,717	289,059
	Hewlett-Packard Co.	1,368,545	64,403,728
*	hi/fn, Inc.	14,705	74,407
* #	Hutchinson Technology, Inc.	53,600	771,840
*	Hypercom Corp.	28,600	139,282
* #	I.D. Systems, Inc.	1,000	7,360
* #	Ikanos Communications	26,124	93,001
	Imation Corp.	66,191	1,731,557
*	InFocus Corp.	26,671	45,607
	InfoSpace, Inc.	58,200	531,366
*	Ingram Micro, Inc.	299,279	5,425,928
*	Insight Enterprises, Inc.	92,603	1,240,880
	Integral Systems, Inc.	10,682	422,900
*	Integrated Device Technology, Inc.	215,810	2,434,337
*	Integrated Silicon Solution, Inc.	23,662	144,338
* #	Internap Network Services Corp.	24,376	128,462
*	International Rectifier Corp.	87,250	2,022,455
*	Internet Brands, Inc.	4,500	31,905
*	Internet Capital Group, Inc.	58,172	585,210
	Intersil Corp.	169,165	4,714,629
*	Interwoven, Inc.	16,300	218,583
*	Intest Corp.	12,966	23,274
*	IntriCon Corp.	482	3,760
* #	iPass, Inc.	111,099	238,863
*	IXYS Corp.	63,086	735,583
	Jabil Circuit, Inc.	17,900	227,688
*	Jaco Electronics, Inc.	296	382
* #	JDS Uniphase Corp.	123,452	1,527,101
*	Jupitermedia Corp.	8,876	16,509
	Keithley Instruments, Inc.	15,151	155,146
* #	Kemet Corp.	12,959	52,225

22

*	Key Tronic Corp.	17,405	62,658
*	Keynote Systems, Inc.	31,600	426,600
*	Kopin Corp.	110,335	334,315
* #	Kratos Defense & Security Solutions, Inc.	117,903	229,911
* #	L-1 Identity Solutions, Inc.	143,173	2,262,133
*	Lattice Semiconductor Corp.	153,100	545,036
*	Leadis Technolgies, Inc.	19,270	32,181
*	LeCroy Corp.	25,231	218,248
*	Lionbridge Technologies, Inc.	68,900	167,427
*	Logility, Inc.	194	1,277
*	LookSmart, Ltd.	35,780	154,927
*	Loral Space & Communications, Inc.	17,184	333,198
*	LSI Corp.	121,700	884,759
*	Management Network Group, Inc.	38,306	63,588
*	Mentor Graphics Corp.	52,655	613,431
*	Mercury Computer Systems, Inc.	48,333	428,714
*	Merix Corp.	16,700	41,750
	Methode Electronics, Inc.	75,771	866,820
* #	Micron Technology, Inc.	807,116	6,513,426
*	Microtune, Inc.	5,400	22,572
*	MIPS Technologies, Inc.	32,000	122,240
*	MIVA, Inc.	5,000	8,500
*	MKS Instruments, Inc.	110,590	2,605,500
*	Moldflow Corp.	697	15,334
* #	MoSys, Inc.	23,049	115,245
*	MPS Group, Inc.	128,700	1,477,476
* #	MRV Communications, Inc.	55,000	97,900
*	Multi-Fineline Electronix, Inc.	16,900	338,845
*	Nanometrics, Inc.	47,970	378,483
*	NetScout Systems, Inc.	21,125	268,499
* #	Network Equipment Technologies, Inc.	14,285	69,854
*	Newport Corp.	56,016	749,494
* #	Novellus Systems, Inc.	38,778	926,406
*	Nu Horizons Electronics Corp.	14,932	85,859
	Openwave Systems, Inc.	62,500	123,750
*	Oplink Communications, Inc.	43,899	486,401
*	OPNET Technologies, Inc.	23,600	223,020
*	Optical Cable Corp.	7,880	49,723
*	OSI Systems, Inc.	13,100	330,251
*	Overland Storage, Inc.	3,499	3,674
*	OYO Geospace Corp.	1	56
*	Packeteer, Inc.	28,193	200,170
*	Palm, Inc.	19,130	115,928
*	PAR Technology Corp.	22,375	210,325
*	PC Connection, Inc.	49,754	541,821
	PC-Tel, Inc.	62,853	621,616
*	Perceptron, Inc.	1,800	15,606
*	Performance Technologies, Inc.	24,251	134,351
*	Pericom Semiconductor Corp.	22,633	424,142
* #	Perot Systems Corp.	95,861	1,583,624
*	Pervasive Software, Inc.	36,268	169,372
*	Phoenix Technologies, Ltd.	5,436	58,165
*	Photon Dynamics, Inc.	7,160	91,075
*	Photronics, Inc.	43,100	387,038
*	Planar Systems, Inc.	19,562	64,946

23

*	PlanetOut, Inc.	340	938
*	PLATO Learning, Inc.	39,213	103,130
* #	Powerwave Technologies, Inc.	158,583	639,089
* #	Presstek, Inc.	3,498	21,828
* ●	Price Communications Liquidation Trust	47,738	6,520
	Qualstar Corp.	700	2,093
*	Quantum Corp.	22,449	38,388
* #	RadiSys Corp.	42,445	425,723
*	Radyne Corp.	5,300	59,413
*	RealNetworks, Inc.	224,844	1,641,361
	Relm Wireless Corp.	7,687	12,299
*	RF Micro Devices, Inc.	61,856	247,424
* #	RF Monolithics, Inc.	11,003	24,207
	Richardson Electronics, Ltd.	11,478	64,851
*	Rudolph Technologies, Inc.	43,461	437,218
*	S1 Corp.	84,600	553,284
*	Safeguard Scientifics, Inc.	100,000	138,000
*	Sandisk Corp.	936	26,498
*	Sanmina-SCI Corp.	246,898	370,347
*	SCM Microsystems, Inc.	18,612	55,278
*	Seachange International, Inc.	31,439	247,111
*	Secure Computing Corp.	114,690	611,298
*	Selectica, Inc.	17,241	24,310
*	Semitool, Inc.	4,314	36,194
*	SI International, Inc.	27,199	666,376
*	Silicon Image, Inc.	58,024	407,909
*	Silicon Storage Technology, Inc.	197,920	643,240
*	Skyworks Solutions, Inc.	169,480	1,750,728
* #	Smith Micro Software, Inc.	21,901	184,844
#	Soapstone Networks, Inc.	28,005	149,267
*	SonicWALL, Inc.	22,545	180,360
*	Spectrum Control, Inc.	9,829	89,542
	StarTek, Inc.	26,945	233,074
* #	STEC, Inc.	20,196	257,499
*	SumTotal Systems, Inc.	19,008	88,387
* #	Sun Microsystems, Inc.	123,975	1,605,476
*	SupportSoft, Inc.	45,495	169,696
*	Sycamore Networks, Inc.	517,447	1,754,145
* #	Symantec Corp.	1,197,421	26,019,958
* #	Symmetricom, Inc.	90,908	382,723
* #	SYNNEX Corp.	60,100	1,493,485
*	Tech Data Corp.	101,652	3,719,447
	Technitrol, Inc.	14,000	279,300
*	Technology Solutions Co.	3,555	18,415
*	TechTeam Global, Inc.	13,534	134,663
*	Tellabs, Inc.	391,872	2,131,784
*	Telular Corp.	19,155	69,533
* #	Teradyne, Inc.	24,254	333,250
*	Tessco Technologies, Inc.	9,146	116,337
*	Tier Technologies, Inc. Class B	8,900	73,870
*	Tollgrade Communications, Inc.	15,305	81,423
* #	Track Data Corp.	8,633	22,014
*	Triquint Semiconductor, Inc.	229,314	1,527,231
	TSR, Inc.	1,300	4,641
*	TTM Technologies, Inc.	31,977	465,585

24

* #	Ultratech, Inc.	41,685	667,377
* #	UTStarcom, Inc.	200,314	961,507
*	Vicon Industries, Inc.	2,310	11,088
*	Vignette Corp.	35,100	454,545
*	Virage Logic Corp.	16,362	108,316
*	Vishay Intertechnology, Inc.	220,219	2,219,808
*	Website Pros, Inc.	49,983	410,360
*	Westell Technologies, Inc.	75,704	107,500
*	White Electronics Designs Corp.	27,184	125,862
*	Winland Electronics, Inc.	300	522
*	Wireless Telecom Group, Inc.	42,288	55,820
*	WPCS International, Inc.	9,861	69,914
	Xerox Corp.	1,251,132	16,990,373
* #	X-Rite, Inc.	3,200	5,632
*	Zoran Corp.	77,932	1,140,145
*	Zygo Corp.	37,321	446,732
Total Information Technology			271,947,432

Materials — (3.0%)
	A. Schulman, Inc.	26,800	605,412
	A.M. Castle & Co.	14,382	472,161
*	American Pacific Corp.	900	15,255
	Ashland, Inc.	112,560	6,041,095
	Bemis Co., Inc.	34,413	915,386
*	Buckeye Technologies, Inc.	22,600	240,464
#	Calgon Carbon Corp.	33,885	600,442
*	Caraustar Industries, Inc.	18,556	42,679
	Chemtura Corp.	420,979	3,675,147
#	Chesapeake Corp.	12,100	41,745
	Cleveland-Cliffs, Inc.	2,000	213,400
* #	Coeur d’Alene Mines Corp.	911,793	2,853,912
* #	Continental Materials Corp.	100	2,285
*	Core Molding Technologies, Inc.	2,088	15,347
	Cytec Industries, Inc.	44,800	2,829,568
	Empire Resources, Inc.	6,650	32,319
	Ferro Corp.	61,100	1,182,896
#	Freeport-McMoRan Copper & Gold, Inc. Class B	110,372	12,771,144
	Friedman Industries, Inc.	10,535	65,844
#	Georgia Gulf Corp.	6,300	26,712
	Gibraltar Industries, Inc.	52,600	848,438
	Glatfelter Co.	46,800	729,144
*	Graphic Packaging Holding Co.	269,352	799,975
	Greif, Inc. Class A	24,000	1,608,960
* #	Headwaters, Inc.	97,580	1,060,695
	International Paper Co.	635,462	17,297,276
	Kaiser Aluminum Corp.	30,295	1,943,424
#	Kronos Worldwide, Inc.	2,919	64,773
#	Louisiana-Pacific Corp.	152,700	1,853,778
*	Material Sciences Corp.	24,611	189,751
	MeadWestavco Corp.	235,151	6,050,435
#	Minerals Technologies, Inc.	19,800	1,378,278
*	Mod-Pac Corp.	2,673	14,220
	Monsanto Co.	24,437	3,113,274
	Myers Industries, Inc.	40,050	486,608
	Neenah Paper, Inc.	23,700	503,625

25

#	NL Industries, Inc.	88,148	1,013,702
	NN, Inc.	22,500	292,725
*	Northern Technologies International Corp.	3,000	44,340
* #	Northwest Pipe Co.	12,085	567,874
	Olympic Steel, Inc.	2,500	162,450
*	OM Group, Inc.	46,300	2,013,124
*	Owens-Illinois, Inc.	27,100	1,550,662
	Penford Corp.	13,338	290,635
* #	Peoplesupport, Inc.	13,100	121,175
*	PolyOne Corp.	171,354	1,326,280
	Quaker Chemical Corp.	2,900	92,713
*	Ready Mix, Inc.	4,964	28,791
	Reliance Steel & Aluminum Co.	50,700	3,446,079
*	Rock of Ages Corp.	1,200	4,104
	Rock-Tenn Co. Class A	56,380	2,012,202
*	Rosetta Resources, Inc.	79,112	2,130,486
	Schnitzer Steel Industries, Inc. Class A	30,900	3,094,326
	Schweitzer-Maudoit International, Inc.	32,213	657,145
	Sensient Technologies Corp.	21,200	666,740
*	Smurfit-Stone Container Corp.	400,994	2,698,690
	Spartech Corp.	36,000	387,720
	Stepan Co.	15,906	650,396
* #	Stillwater Mining Co.	13,259	190,267
#	Synalloy Corp.	4,408	76,038
	Temple-Inland, Inc.	39,200	571,144
#	Terra Industries, Inc.	43,087	1,879,886
#	Tronox, Inc. Class A	3,100	11,005
	Tronox, Inc. Class B	10,162	33,636
* #	U.S. Concrete, Inc.	72,951	382,993
* #	U.S. Gold Corp.	90,500	195,480
*	Universal Stainless & Alloy Products, Inc.	4,109	162,141
	Valspar Corp.	175,410	3,957,250
	Wausau Paper Corp.	80,700	766,650
#	Westlake Chemical Corp.	99,000	1,717,650
	Weyerhaeuser Co.	315,467	19,663,058
	Worthington Industries, Inc.	6,000	119,640
Total Materials			123,565,064

Other — (0.0%)
* # ●	ePresence, Inc. Escrow Shares	6,400	192
* ●	Petrocorp, Inc. Escrow Shares	900	54
Total Other			246

Telecommunication Services — (5.4%)
	Arbinet-thexchange, Inc.	17,270	65,626
	AT&T, Inc.	2,740,890	109,361,511
	CenturyTel, Inc.	186,130	6,590,863
	D&E Communications, Inc.	24,213	233,171
	FairPoint Communications, Inc.	107	963
* #	General Communications, Inc. Class A	36,236	266,697
	IDT Corp.	4,126	13,616
#	IDT Corp. Class B	54,100	193,137
*	LCC International, Inc. Class A	15,700	19,782
* #	Nextwave Wireless, Inc.	91,757	492,735
*	Occam Networks, Inc.	3,329	14,215

26

Sprint Nextel Corp.	1,795,724	16,807,977
SureWest Communications	22,739	223,297
Telephone & Data Systems, Inc.	80,500	3,837,435
Telephone & Data Systems, Inc. Special Shares	12,407	544,667
* United States Cellular Corp.	14,300	895,609
Verizon Communications, Inc.	2,151,104	82,752,971
* Xeta Corp.	17,164	54,925
Total Telecommunication Services		222,369,197

Utilities — (0.0%)
* Maine & Maritimes Corp.	400	17,620
* Reliant Energy, Inc.	44,350	1,133,586
Southern Union Co.	1	—
Unitil Corp.	600	16,830
Total Utilities		1,168,036

TOTAL COMMON STOCKS		3,682,657,585

PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
* Inverness Medical Innovations, Inc. Series B	2,466	638,694

RIGHTS/WARRANTS — (0.0%)
* Guaranty Financial Group, Inc. Rights	13,066	—

TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	28,566,244	28,566,244

	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.4%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $647,724,714 FNMA, rates ranging from 4.500% to 7.660%(r), maturities ranging from 09/01/11 to 03/01/48, valued at $391,434,168) to be repurchased at $380,107,595	$380,033	380,033,172

@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $81,235,000 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 08/01/08 to 11/01/36, valued at $49,927,664) to be repurchased at $48,479,894	48,471	48,470,765

TOTAL SECURITIES LENDING COLLATERAL		428,503,937

TOTAL INVESTMENTS - (100.0%) (Cost $3,513,713,169)		$4,140,366,460

See accompanying Notes to Financial Statements.

27

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (92.3%)
Consumer Discretionary — (9.5%)
*	1-800-FLOWERS.COM, Inc.	3,200	$26,496
*	4Kids Entertainment, Inc.	1,000	7,800
*	99 Cents Only Stores	11,100	92,907
* #	A.C. Moore Arts & Crafts, Inc.	2,600	18,174
	Aaron Rents, Inc.	6,400	143,296
	Abercrombie & Fitch Co.	11,120	807,312
* #	AbitibiBowater Canada, Inc.	676	8,031
*	Acme Communications, Inc.	1,889	2,833
	Acme United Corp.	500	6,995
	Advance Auto Parts, Inc.	12,450	501,735
*	Aeropostale, Inc.	8,850	309,219
*	AFC Enterprises, Inc.	1,900	19,000
*	Aftermarket Technology Corp.	3,100	69,409
	Ah Belo Corp.	2,048	19,456
	Aldila, Inc.	700	5,355
*	Alloy, Inc.	1,275	10,965
* #	Amazon.com, Inc.	54,813	4,473,837
	Ambassadors Group, Inc.	2,423	44,971
* #	AMDL, Inc.	1,600	5,008
*	American Apparel, Inc.	2,300	15,387
	American Axle & Manufacturing Holdings, Inc.	7,920	147,233
#	American Eagle Outfitters, Inc.	27,150	494,673
	American Greetings Corp. Class A	5,530	103,190
*	America’s Car-Mart, Inc.	1,800	29,682
#	Ameristar Casinos, Inc.	5,500	98,010
* #	AnnTaylor Stores Corp.	8,675	237,521
* #	Apollo Group, Inc. Class A	19,803	946,385
#	Arbitron, Inc.	3,500	174,510
	Ark Restaurants Corp.	400	10,600
#	ArvinMeritor, Inc.	10,643	159,326
	Asbury Automotive Group, Inc.	2,700	44,469
*	Ashworth, Inc.	600	1,938
*	AutoNation, Inc.	24,013	379,165
*	Autozone, Inc.	8,200	1,037,792
* #	Avatar Holdings, Inc.	700	24,269
* #	Bakers Footwear Group, Inc.	600	1,200
*	Ballantyne of Omaha, Inc.	2,600	10,920
*	Bally Technologies, Inc.	6,400	288,064
	Barnes & Noble, Inc.	8,400	256,284
*	Barry (R.G.) Corp.	1,300	10,309
	Beasley Broadcast Group, Inc.	405	1,903
#	Bebe Stores, Inc.	8,600	98,298
*	Bed Bath and Beyond, Inc.	34,730	1,106,498

1

	Belo Corp. Class A	12,140	116,058
*	Benihana, Inc.	900	8,109
*	Benihana, Inc. Class A	1,200	10,728
	Best Buy Co., Inc.	48,307	2,255,454
	Big 5 Sporting Goods Corp.	1,500	13,485
* #	Big Lots, Inc.	12,400	385,144
* #	BJ’s Restaurants, Inc.	3,700	47,434
	Black & Decker Corp.	7,300	472,310
#	Blockbuster, Inc. Class A	9,300	30,225
*	Blockbuster, Inc. Class B	5,100	13,056
* #	Blue Nile, Inc.	2,000	106,620
*	Bluegreen Corp.	3,600	24,768
	Blyth, Inc.	5,100	99,246
	Bob Evans Farms, Inc.	3,950	114,984
	Bon-Ton Stores, Inc.	1,800	11,988
	Books-A-Million, Inc.	2,300	17,273
	BorgWarner, Inc.	15,020	776,684
#	Boyd Gaming Corp.	9,520	151,844
	Brinker International, Inc.	12,300	269,739
#	Brookfield Homes Corp.	2,600	39,260
	Brown Shoe Company, Inc.	6,775	114,430
#	Brunswick Corp.	12,830	175,771
#	Buckle, Inc.	4,080	186,986
* #	Buffalo Wild Wings, Inc.	2,100	69,195
* #	Build-A-Bear-Workshop, Inc.	700	6,405
#	Building Materials Holding Corp.	2,800	7,504
	Bunge, Ltd.	14,000	1,671,180
	Burger King Holdings, Inc.	17,800	508,190
* #	Cabela’s, Inc.	7,700	106,645
* #	Cablevision Systems New York Group Class A	35,870	972,436
*	Cache, Inc.	2,188	27,766
*	California Coastal Communities, Inc.	1,600	7,312
*	California Pizza Kitchen, Inc.	3,570	49,659
	Callaway Golf Co.	9,800	124,460
	Canterbury Park Holding Corp.	500	4,750
*	Capella Education Co.	2,800	181,748
*	Career Education Corp.	11,004	201,263
* #	CarMax, Inc.	28,798	565,593
#	Carmike Cinemas, Inc.	1,400	11,620
	Carnival Corp.	19,200	769,152
*	Carriage Services, Inc.	3,100	22,258
*	Carrols Restaurant Group, Inc.	1,300	9,022
*	Carter’s, Inc.	8,000	119,200
* #	Casual Male Retail Group, Inc.	4,900	20,041
	Cato Corp. Class A	4,150	64,200
*	Cavalier Homes, Inc.	1,900	4,351
*	Cavco Industries, Inc.	931	35,685
	CBRL Group, Inc.	2,900	85,405
	CBS Corp. Class A	7,654	164,791
	CBS Corp. Class B	78,310	1,689,930
*	CEC Entertainment, Inc.	3,600	130,104
	Centex Corp.	25,500	480,165
* #	Champion Enterprises, Inc.	10,300	86,005
* #	Charles and Colvard, Ltd.	1,425	1,909
*	Charlotte Russe Holding, Inc.	3,900	73,164

2

* #	Cheesecake Factory, Inc.	9,262	185,518
#	Cherokee, Inc.	1,442	39,266
*	Chicos FAS, Inc.	19,200	146,112
* #	Chipotle Mexican Grill, Inc.	1,900	175,370
*	Chipotle Mexican Grill, Inc. Class B	2,519	208,296
	Choice Hotels International, Inc.	8,020	277,893
	Christopher & Banks Corp.	4,050	45,562
* #	Chromcraft Revington, Inc.	100	387
	Churchill Downs, Inc.	1,844	78,813
	Cinemark Holdings, Inc.	2,800	40,516
#	Circuit City Stores, Inc.	10,600	52,046
#	Citadel Broadcasting Co.	26,866	47,284
* #	Citi Trends, Inc.	2,000	44,400
	CKE Restaurants, Inc.	7,000	82,880
	Clear Channel Communications, Inc.	42,835	1,500,082
*	Coach, Inc.	44,600	1,618,980
* #	Coinstar, Inc.	3,900	148,590
* #	Coldwater Creek, Inc.	10,745	70,272
	Collectors Universe, Inc.	1,137	10,824
#	Columbia Sportswear Co.	4,100	179,662
	Comcast Corp. Class A	241,521	5,434,222
	Comcast Corp. Special Class A Non-Voting	115,915	2,583,745
* #	Conn’s, Inc.	2,800	48,356
	Cooper Tire & Rubber Co.	8,500	93,330
* #	Corinthian Colleges, Inc.	11,500	147,200
*	Cosi, Inc.	5,300	16,112
	Courier Corp.	1,600	37,584
* #	Cox Radio, Inc.	4,700	59,925
	CPI Corp.	731	16,557
	Craftmade International, Inc.	500	3,260
* #	Crown Media Holdings, Inc.	8,100	40,662
*	CSK Auto Corp.	2,400	27,672
	CSS Industries, Inc.	1,450	42,746
*	Culp, Inc.	1,566	11,275
* #	Cumulus Media, Inc. Class A	300	1,575
*	Cybex International, Inc.	2,599	10,786
	D.R. Horton, Inc.	43,591	554,042
	Darden Restaurants, Inc.	17,875	612,219
*	Deckers Outdoor Corp.	1,626	222,307
*	dELiA*s, Inc.	1,100	2,805
*	Design Within Reach, Inc.	2,500	9,700
	DeVry, Inc.	8,900	507,745
* #	DG Fastchannel, Inc.	2,300	45,172
*	Dick’s Sporting Goods, Inc.	8,114	187,839
#	Dillards, Inc. Class A	10,200	166,056
* #	Directed Electronics, Inc.	1	2
*	Discovery Holding Co. Class A	16,202	424,330
* #	Discovery Holding Co. Class B	190	4,947
* #	DISH Network Corp.	27,863	978,270
	Disney (Walt) Co.	250,347	8,411,659
*	Dixie Group, Inc.	812	5,928
*	Dollar Tree, Inc.	11,800	435,420
* #	Domino’s Pizza, Inc.	7,488	100,788
#	Dover Downs Gaming & Entertainment, Inc.	2,000	17,440
	Dover Motorsports, Inc.	2,200	13,684

3

* #	DreamWorks Animation SKG, Inc.	8,753	276,332
* #	Drew Industries, Inc.	3,300	72,534
*	drugstore.com, Inc.	14,000	30,380
	E.W. Scripps Co.	16,650	784,215
	Eastman Kodak Co.	28,386	434,874
*	Einstein Noah Restaurant Group, Inc.	1,800	25,272
*	Emerson Radio Corp.	2,300	2,737
	Emmis Communications Corp. Class A	3,600	10,692
*	Enova Systems, Inc.	800	3,488
	Entercom Communications Corp.	4,200	40,656
*	Entravision Communications Corp.	6,600	35,244
#	Ethan Allen Interiors, Inc.	4,100	114,964
*	Expedia, Inc.	1,914	46,414
	Family Dollar Stores, Inc.	17,500	374,500
* #	Famous Dave’s of America, Inc.	1,300	11,817
	Finish Line, Inc. Class A	5,300	42,029
*	Fisher Communications, Inc.	600	21,072
* #	Fleetwood Enterprises, Inc.	7,610	31,658
	Foot Locker, Inc.	19,041	278,189
* #	Ford Motor Co.	253,288	1,722,358
	Fortune Brands, Inc.	20,176	1,401,828
* #	Fossil, Inc.	9,050	286,975
*	Franklin Covey Co.	3,200	26,848
	Fred’s, Inc.	3,267	41,001
	FTD Group, Inc.	4,200	61,950
*	Fuel Systems Solutions, Inc.	2,050	57,154
*	Full House Resorts, Inc.	2,580	5,624
#	Furniture Brands International, Inc.	2,300	32,338
*	GameStop Corp. Class A	20,797	1,031,531
*	GameTech International, Inc.	2,596	13,551
* #	Gaming Partners International Corp.	800	4,744
* #	Gander Mountain Co.	3,564	14,969
	Gannett Co., Inc.	24,500	705,845
	Gap, Inc.	94,195	1,719,059
* #	Gaylord Entertainment Co.	5,437	154,465
#	General Motors Corp.	60,970	1,042,587
*	Genesco, Inc.	1,500	43,035
* #	Gentek, Inc.	1,500	43,965
	Gentex Corp.	16,530	290,267
	Genuine Parts Co.	20,908	920,161
*	Getty Images, Inc.	3,600	120,528
*	G-III Apparel Group, Ltd.	2,538	42,105
*	Goodyear Tire & Rubber Co.	32,077	815,077
*	Gottschalks, Inc.	1,900	4,047
	Gray Television, Inc.	1,000	4,020
*	Great Wolf Resorts, Inc.	3,700	25,715
	Group 1 Automotive, Inc.	2,900	75,516
* #	GSI Commerce, Inc.	5,950	86,215
#	Guess?, Inc.	12,258	500,494
* #	Gymboree Corp.	3,800	175,332
	H&R Block, Inc.	41,340	964,876
*	Hanesbrands, Inc.	12,487	412,071
	Harley-Davidson, Inc.	29,500	1,226,315
	Harman International Industries, Inc.	7,225	323,102
* #	Harris Interactive, Inc.	6,323	12,014

4

	Harte-Hanks, Inc.	9,500	128,725
*	Hartmarx Corp.	2,100	4,914
	Hasbro, Inc.	18,440	668,266
	Haverty Furniture Co., Inc.	2,800	29,456
*	Hawk Corp.	1,220	21,862
*	Hayes Lemmerz International, Inc.	6,858	26,883
	Hearst-Argyle Television, Inc.	8,432	179,349
*	Helen of Troy, Ltd.	4,100	73,267
* #	Hibbett Sporting Goods, Inc.	2,587	54,379
*	Hillenbrand, Inc.	7,605	168,451
*	Hollywood Media Corp.	6,200	14,880
	Home Depot, Inc.	219,345	6,001,279
#	Hooker Furniture Corp.	1,600	32,288
*	Hot Topic, Inc.	2,325	12,206
* #	Hovnanian Enterprises, Inc. Class A	7,750	60,915
*	IAC/InterActiveCorp.	32,773	739,031
* #	Iconix Brand Group, Inc.	8,100	117,450
	Idearc, Inc.	16,775	67,435
#	IHOP Corp.	2,500	117,225
	Interactive Data Corp.	12,919	355,789
	Interface, Inc. Class A	7,000	99,120
	International Game Technology	40,400	1,440,664
	International Speedway Corp. Class A	3,983	176,766
*	Interpublic Group of Companies, Inc.	51,766	516,107
*	Interstate Hotels & Resorts, Inc.	4,704	16,605
* #	INVESTools, Inc.	7,200	57,744
* #	iRobot Corp.	3,100	43,462
* #	Isle of Capri Casinos, Inc.	4,030	27,605
* #	ITT Educational Services, Inc.	4,900	355,887
	J. Alexander’s Corp.	800	5,832
* #	J. Crew Group, Inc.	8,220	306,359
#	J.C. Penney Co., Inc.	26,600	1,070,384
*	Jack in the Box, Inc.	7,800	191,646
#	Jackson Hewitt Tax Service, Inc.	3,800	53,276
*	Jakks Pacific, Inc.	3,600	84,960
* #	Jarden Corp.	9,417	176,569
*	Jo-Ann Stores, Inc.	3,773	84,930
	Johnson Controls, Inc.	76,032	2,589,650
	Johnson Outdoors, Inc.	1,287	20,026
	Jones Apparel Group, Inc.	9,585	161,220
* #	Jos. A. Bank Clothiers, Inc.	2,806	76,323
	Journal Communications, Inc. Class A	5,300	31,058
	Kenneth Cole Productions, Inc. Class A	1,400	21,840
	Kimball International, Inc. Class B	2,500	26,375
*	Knology, Inc.	5,200	77,116
*	Kohl’s Corp.	38,860	1,740,928
*	Kona Grill, Inc.	800	6,880
	KSW, Inc.	208	1,009
	K-Swiss, Inc. Class A	3,700	59,274
*	Lakeland Industries, Inc.	1,000	12,490
* #	Lakes Entertainment, Inc.	3,500	19,495
* #	Lamar Advertising Co.	9,200	385,020
#	Landry’s Restaurants, Inc.	400	6,564
* #	Las Vegas Sands Corp.	41,500	2,881,760
*	Lazare Kaplan International, Inc.	1,363	12,403

5

#	La-Z-Boy, Inc.	4,198	26,657
* #	Leapfrog Enterprises, Inc.	4,500	37,170
* #	Lear Corp.	10,340	266,255
#	Lee Enterprises, Inc.	5,800	39,440
	Leggett & Platt, Inc.	20,677	394,931
#	Lennar Corp. Class A	26,900	454,072
* #	Lenox Group, Inc.	100	73
	Libbey, Inc.	2,370	27,326
*	Liberty Global, Inc. Class A	18,894	677,350
*	Liberty Global, Inc. Class B	95	3,320
*	Liberty Global, Inc. Series C	21,488	725,865
*	Liberty Media Corp. - Entertainment Class A	62,972	1,700,244
*	Liberty Media Corp. - Entertainment Class B	940	25,530
*	Liberty Media Holding Corp. Capital Class A	17,873	264,878
*	Liberty Media Holding Corp. Capital Class B	95	1,412
*	Liberty Media Holding Corp. Interactive Class A	76,855	1,305,766
*	Liberty Media Holding Corp. Interactive Class B	400	6,774
* #	LIFE TIME FITNESS, Inc.	4,600	184,092
#	Lifetime Brands, Inc.	1,960	13,740
	Limited Brands, Inc.	44,750	867,255
*	Lin TV Corp.	3,400	31,110
*	Lincoln Educational Services	4,000	49,680
* #	Live Nation, Inc.	7,441	112,731
	Liz Claiborne, Inc.	11,200	195,552
*	LKQ Corp.	16,950	375,612
* #	Lodgenet Entertainment Corp.	2,500	16,275
*	Lodgian, Inc.	3,193	28,737
	Lowe’s Companies, Inc.	190,840	4,580,160
*	Luby’s, Inc.	3,700	26,159
#	M/I Homes, Inc.	1,700	29,189
	Macy’s, Inc.	56,229	1,330,940
*	Maidenform Brands, Inc.	3,000	45,120
#	Marine Products Corp.	3,472	28,366
* #	MarineMax, Inc.	1,800	17,622
	Marriott International, Inc. Class A	43,300	1,425,003
* #	Martha Stewart Living Omnimedia, Inc.	2,500	21,650
* #	Marvel Entertainment, Inc.	10,300	350,509
	Mattel, Inc.	47,727	961,222
#	Matthews International Corp. Class A	4,200	199,962
*	McCormick & Schmick’s Seafood Restaurants, Inc.	200	1,904
	McDonald’s Corp.	147,659	8,759,132
	McGraw-Hill Companies, Inc.	39,600	1,643,004
#	MDC Holdings, Inc.	6,103	247,965
#	Media General, Inc. Class A	3,100	47,244
* #	Mediacom Communications Corp.	9,700	60,237
	Meredith Corp.	4,940	162,081
* #	Meritage Homes Corp.	4,380	75,774
* #	MGM Mirage	30,079	1,480,188
*	Midas, Inc.	2,070	33,161
	Modine Manufacturing Co.	4,487	70,625
* #	Mohawk Industries, Inc.	9,256	694,940
	Monaco Coach Corp.	3,300	15,114
*	Monarch Casino & Resort, Inc.	2,500	34,625
	Monro Muffler Brake, Inc.	2,588	47,956
* #	Morgans Hotel Group	2,900	37,323

6

* #	Morningstar, Inc.	5,700	404,415
*	Morton’s Restaurant Group, Inc.	1,100	8,965
* #	Mothers Work, Inc.	1,400	17,024
	Movado Group, Inc.	2,610	57,420
*	MTR Gaming Group, Inc.	4,200	22,680
* #	Multimedia Games, Inc.	1,700	9,248
*	Nathan’s Famous, Inc.	1,109	15,715
	National CineMedia, Inc.	10,100	200,990
	Nautilus Group, Inc.	4,100	27,593
*	Navarre Corp.	1,700	3,009
* #	Netflix, Inc.	8,400	255,024
	New Frontier Media, Inc.	2,900	14,761
* #	New Motion, Inc.	857	3,754
*	New York & Co., Inc.	300	2,508
	Newell Rubbermaid, Inc.	36,570	734,326
	News Corp. Class A	287,687	5,163,982
	News Corp. Class B	133,710	2,487,006
	NIKE, Inc. Class B	49,281	3,369,342
	Nobility Homes, Inc.	35	595
#	Noble International, Ltd.	2,800	15,932
	Nordstrom, Inc.	28,000	979,440
#	Nutri/System, Inc.	4,100	84,132
* #	NVR, Inc.	700	395,759
*	Office Depot, Inc.	30,850	391,795
	OfficeMax, Inc.	8,700	188,616
	Omnicom Group, Inc.	40,300	1,975,103
#	Orleans Homebuilders, Inc.	2,200	10,384
	O’Charleys, Inc.	2,600	28,860
* #	O’Reilly Automotive, Inc.	15,166	396,591
*	Outdoor Channel Holdings, Inc.	2,772	21,927
* #	Overstock.com, Inc.	2,830	71,514
	Oxford Industries, Inc.	2,200	60,148
*	P.F. Chang’s China Bistro, Inc.	3,435	91,302
*	Pacific Sunwear of California, Inc.	10,270	97,565
* #	Palm Harbor Homes, Inc.	3,379	25,579
* #	Panera Bread Co.	3,900	202,566
*	Papa John’s International, Inc.	3,700	108,891
*	PC Mall, Inc.	2,400	31,056
* #	Penn National Gaming, Inc.	9,320	432,634
	Pennichuck Corp.	700	16,240
	Penske Automotive Group, Inc.	12,500	261,125
*	Perry Ellis International, Inc.	2,100	57,246
*	PetMed Express, Inc.	3,200	44,640
	PETsMART, Inc.	16,580	388,635
	Phillips-Van Heusen Corp.	7,191	326,687
* #	Pinnacle Entertainment, Inc.	6,948	96,369
* #	Playboy Enterprises, Inc. Class B	3,600	21,564
* #	PokerTek, Inc.	1,189	3,091
#	Polaris Industries, Inc.	4,448	212,259
	Polo Ralph Lauren Corp.	7,500	523,875
*	Pomeroy IT Solutions, Inc.	300	1,797
* #	Premier Exhibitions, Inc.	3,700	18,278
#	Pre-Paid Legal Services, Inc.	1,600	67,184
* #	Priceline.com, Inc.	5,000	672,650
#	PRIMEDIA, Inc.	1,084	6,168

7

* #	Princeton Review, Inc.	4,259	32,709
* #	Progressive Gaming International Corp.	1,700	2,465
*	Proliance International, Inc.	800	840
	Pulte Homes, Inc.	55,100	673,873
*	QEP Co., Inc.	500	3,495
*	Quiksilver, Inc.	18,290	156,197
* #	R.H. Donnelley Corp.	8,231	44,694
*	Radio One, Inc. Class D	9,400	10,998
	RadioShack Corp.	17,700	259,305
* #	Rainmaker Systems, Inc.	2,100	8,295
*	RC2 Corp.	1,600	30,896
	RCN Corp.	4,889	59,206
*	Red Lion Hotels Corp.	2,934	25,467
* #	Red Robin Gourmet Burgers, Inc.	2,200	73,942
	Regis Corp.	6,500	197,210
*	Rent-A-Center, Inc.	17,300	362,954
*	Rentrak Corp.	1,500	20,925
*	Restoration Hardware, Inc.	4,000	15,840
*	Retail Ventures, Inc.	5,000	27,900
*	Rick’s Cabaret International, Inc.	1,400	30,156
* #	Rocky Brands, Inc.	300	1,758
	Ross Stores, Inc.	17,340	634,991
*	Royal Caribbean Cruises, Ltd.	31,200	927,264
*	Rubio’s Restaurants, Inc.	1,297	6,641
	Ruby Tuesday, Inc.	4,300	32,164
#	Russ Berrie & Co., Inc.	4,700	56,823
* #	Ruth’s Chris Steak House, Inc.	2,500	17,650
#	Ryland Group, Inc.	6,000	166,800
*	Saga Communications, Inc. Class A	2,025	9,517
#	Saks, Inc.	13,700	189,334
	Salem Communications Corp.	1,848	4,565
*	Sally Beauty Holdings, Inc.	2,850	21,489
	Sauer-Danfoss, Inc.	6,800	212,092
*	Scholastic Corp.	4,900	152,390
*	Scientific Games Corp.	10,100	326,533
#	Sealy Corp.	3,100	19,282
* #	Sears Holdings Corp.	17,238	1,460,403
	Service Corp. International	36,247	387,843
#	Sherwin-Williams Co.	15,600	875,940
	Shiloh Industries, Inc.	2,092	20,753
*	Shoe Carnival, Inc.	1,000	14,600
* #	Shuffle Master, Inc.	4,175	26,052
#	Sinclair Broadcast Group, Inc. Class A	7,800	69,966
* #	Sirius Satellite Radio, Inc.	124,320	313,286
*	Skechers U.S.A., Inc. Class A	4,900	117,845
	Skyline Corp.	1,300	34,736
* #	Smith & Wesson Holding Corp.	4,800	27,696
	Snap-On, Inc.	7,300	452,016
	Sonic Automotive, Inc.	3,205	59,773
* #	Sonic Corp.	8,388	160,882
	Sotheby’s Class A	8,992	241,165
* #	Source Interlink Companies, Inc.	3,900	4,641
* #	Spanish Broadcasting System, Inc.	4,200	5,922
	Spartan Motors, Inc.	3,375	30,476
	Speedway Motorsports, Inc.	5,700	145,293

8

*	Sport Chalet, Inc. Class A	1,591	6,762
	Sport Supply Group, Inc.	1,597	16,625
	Stage Stores, Inc.	5,350	72,278
* #	Stamps.com, Inc.	3,550	51,830
	Standard Motor Products, Inc.	1,900	16,150
#	Standard Pacific Corp.	7,500	23,550
	Stanley Furniture, Inc.	600	7,116
	Staples, Inc.	90,150	2,114,017
*	Starbucks Corp.	49,700	904,043
#	Starwood Hotels & Resorts Worldwide, Inc.	21,973	1,063,493
*	Steinway Musical Instruments, Inc.	1,097	30,113
*	Steven Madden, Ltd.	2,850	58,396
*	Stoneridge, Inc.	2,900	48,517
	Strattec Security Corp.	200	7,540
	Strayer Education, Inc.	1,700	339,830
#	Sturm Ruger & Co., Inc.	3,700	28,268
#	Superior Industries International, Inc.	3,494	71,837
	Superior Uniform Group, Inc.	162	1,456
#	Systemax, Inc.	4,800	93,024
	Tandy Brand Accessories, Inc.	800	3,672
*	Tandy Leather Factory, Inc.	663	2,125
#	Target Corp.	99,322	5,299,822
* #	Tarragon Corp.	4,300	8,815
#	Tempur-Pedic International, Inc.	9,400	100,956
*	Tenneco Automotive, Inc.	6,700	160,666
* #	Texas Roadhouse, Inc.	9,600	105,888
* #	The Children’s Place Retail Stores, Inc.	3,940	135,615
*	The DIRECTV Group, Inc.	149,500	4,200,950
*	The Dress Barn, Inc.	8,600	133,042
	The Marcus Corp.	3,200	55,136
#	The McClatchey Co.	5,198	45,742
	The Men’s Wearhouse, Inc.	5,935	123,033
	The New York Times Co. Class A	17,500	304,850
#	The Pep Boys - Manny, Moe & Jack	5,900	52,982
	The Stanley Works	9,400	456,652
* #	The Steak n Shake Co.	3,200	21,664
#	The TJX Companies, Inc.	53,550	1,716,813
* #	The Walking Co. Holdings, Inc.	1,483	8,119
#	Thor Industries, Inc.	6,200	167,152
	Tiffany & Co.	16,565	812,182
* #	Timberland Co. Class A	6,900	127,029
	Time Warner, Inc.	438,320	6,960,522
* #	TiVo, Inc.	12,700	106,807
*	Toll Brothers, Inc.	21,670	456,587
*	Tractor Supply Co.	5,401	184,552
	Triarc Companies, Inc. Class A	2,500	18,375
	Triarc Companies, Inc. Class B	2,800	19,684
* #	True Religion Apparel, Inc.	3,400	85,952
* #	Trump Entertainment Resorts, Inc.	500	1,750
*	TRW Automotive Holdings Corp.	13,300	331,835
*	Tuesday Morning Corp.	3,100	16,058
	Tupperware Corp.	7,910	302,953
*	Tween Brands, Inc.	3,500	69,510
	Tyco Electronics, Ltd.	95,700	3,839,484
* #	Under Armour, Inc. Class A	4,300	153,940

9

* #	Unifi, Inc.	9,550	28,554
	Unifirst Corp.	2,100	100,800
*	Universal Electronics, Inc.	1,700	43,214
* #	Universal Technical Institute, Inc.	2,400	31,008
* #	Urban Outfitters, Inc.	21,773	700,873
	V.F. Corp.	13,940	1,055,258
* #	Vail Resorts, Inc.	5,178	257,813
* #	Valassis Communications, Inc.	6,700	106,463
	Value Line, Inc.	400	15,820
*	ValueVision Media, Inc. Class A	4,867	21,463
* #	VCG Holding Corp.	2,400	10,896
*	Viacom, Inc. Class A	7,271	262,338
*	Viacom, Inc. Class B	75,106	2,690,297
	Virco Manufacturing Corp.	1,855	9,275
	Visteon Corp.	7,300	29,492
*	Volcom, Inc.	2,460	62,312
	WABCO Holdings, Inc.	7,733	404,127
*	Warnaco Group, Inc.	6,139	295,838
#	Warner Music Group Corp.	17,200	154,628
	Washington Post Co.	1,297	815,061
	Weight Watchers International, Inc.	10,100	422,281
	Wendy’s International, Inc.	11,200	332,192
	Whirlpool Corp.	9,675	712,854
	Wiley (John) & Sons, Inc. Class A	5,957	281,468
*	Williams Controls, Inc.	800	11,112
#	Williams-Sonoma, Inc.	13,900	353,338
*	Wilsons The Leather Experts, Inc.	53	7
*	Winmark Corp.	300	5,175
	Winnebago Industries, Inc.	3,500	52,220
*	WMS Industries, Inc.	6,350	235,204
#	Wolverine World Wide, Inc.	6,850	196,663
* #	Woodbridge Holdings Corp.	5,500	9,405
	World Wrestling Entertainment, Inc.	3,100	51,615
	Wyndham Worldwide Corp.	19,028	416,333
#	Wynn Resorts, Ltd.	12,850	1,285,385
#	Xerium Technologies, Inc.	2,100	9,807
*	XM Satellite Radio Holdings, Inc.	9,600	102,048
	Yum! Brands, Inc.	60,443	2,399,587
* #	Zale Corp.	5,700	124,146
* #	Zumiez, Inc.	3,500	73,360
Total Consumer Discretionary			197,313,806

Consumer Staples — (9.2%)
	Alberto-Culver Co.	12,500	330,375
#	Alico, Inc.	900	35,937
*	Alliance One International, Inc.	11,000	66,110
	Altria Group, Inc.	271,015	6,032,794
	Andersons, Inc.	2,800	118,608
	Anheuser-Busch Companies, Inc.	89,297	5,131,006
	Archer-Daniels-Midland Co.	83,310	3,307,407
	Avon Products, Inc.	54,590	2,132,285
*	B&G Foods, Inc.	400	3,888
* #	Bare Escentuals, Inc.	12,300	246,738
* #	BJ’s Wholesale Club, Inc.	8,300	327,767
*	Boston Beer Co., Inc. Class A	1,400	55,692

10

	Brown-Forman Corp. Class A	8,270	626,866
	Brown-Forman Corp. Class B	8,375	629,632
	Calavo Growers, Inc.	1,000	14,660
#	Cal-Maine Foods, Inc.	3,200	99,840
	Campbell Soup Co.	48,740	1,631,815
* #	Caribou Coffee Co.	200	428
	Casey’s General Stores, Inc.	7,490	163,956
	CCA Industries, Inc.	600	5,268
* #	Central European Distribution Corp.	5,375	383,560
* #	Central Garden & Pet Co.	2,100	16,800
*	Central Garden & Pet Co. Class A	3,600	26,856
* #	Chattem, Inc.	2,500	155,525
#	Chiquita Brands International, Inc.	5,100	124,134
	Church & Dwight Co., Inc.	8,466	481,969
	Clorox Co.	17,752	1,014,172
	Coca-Cola Co.	288,778	16,535,428
	Coca-Cola Enterprises, Inc.	61,693	1,242,497
	Colgate-Palmolive Co.	65,028	4,835,482
* #	Collective Brands, Inc.	1,300	14,729
	ConAgra, Inc.	62,857	1,482,168
*	Constellation Brands, Inc. Class A	24,900	530,868
	Corn Products International, Inc.	10,065	473,156
	Costco Wholesale Corp.	54,110	3,859,125
*	Cuisine Solutions, Inc.	1,464	3,162
	CVS Caremark Corp.	182,371	7,803,655
* #	Darling International, Inc.	10,700	172,377
*	Dean Foods Co.	18,625	405,094
	Del Monte Foods Co.	27,950	243,444
	Diamond Foods, Inc.	2,435	49,917
*	Elizabeth Arden, Inc.	3,500	52,535
*	Energizer Holdings, Inc.	7,400	603,766
	Estee Lauder Companies, Inc.	15,000	714,000
	Farmer Brothers Co.	2,200	52,470
	Flowers Foods, Inc.	11,958	336,379
	General Mills, Inc.	43,155	2,727,396
#	Great Atlantic & Pacific Tea, Inc.	7,751	193,232
* #	Green Mountain Coffee, Inc.	3,091	133,408
*	Hain Celestial Group, Inc.	5,600	161,112
* #	Hansen Natural Corp.	11,430	357,073
	Heinz (H.J.) Co.	40,130	2,002,888
	Hormel Foods Corp.	17,930	677,575
#	Imperial Sugar Co.	1,600	23,200
	Ingles Market, Inc. Class A	1,888	45,992
*	Integrated Biopharma, Inc.	800	2,112
	Inter Parfums, Inc.	2,501	62,950
	J & J Snack Foods Corp.	2,500	72,625
	J.M. Smucker Co.	7,276	384,100
	Kellogg Co.	48,470	2,511,231
	Kimberly-Clark Corp.	52,240	3,332,912
	Kraft Foods, Inc.	197,024	6,399,340
	Lancaster Colony Corp.	3,709	121,544
	Lance, Inc.	4,200	87,822
* #	Lifeway Foods, Inc.	2,400	31,032
#	Loews Corp. - Carolina Group	13,852	1,004,963
	Longs Drug Stores Corp.	5,100	241,842

11

	Mannatech, Inc.	4,000	25,280
* #	Maui Land & Pineapple Co., Inc.	1,400	40,432
	McCormick & Co., Inc.	15,200	571,216
	McCormick & Co., Inc. Voting Common Stock	607	22,805
* #	Medifast, Inc.	3,000	17,550
#	MGP Ingredients, Inc.	2,000	14,800
	Molson Coors Brewing Co.	20,158	1,169,164
	Nash Finch Co.	1,300	49,712
#	National Beverage Corp.	5,475	41,117
*	Natural Alternatives International, Inc.	1,000	7,850
*	NBTY, Inc.	8,400	274,344
	Nu Skin Enterprises, Inc. Class A	8,594	147,301
	Oil-Dri Corp. of America	641	10,993
*	Omega Protein Corp.	2,400	33,432
*	Overhill Farms, Inc.	2,000	15,820
*	Pantry, Inc.	2,900	35,380
* #	Parlux Fragrances, Inc.	1,967	6,629
* #	Peet’s Coffee & Tea, Inc.	2,100	49,056
	PepsiAmericas, Inc.	16,795	409,294
	PepsiCo, Inc.	202,294	13,816,680
*	Philip Morris International, Inc.	252,605	13,302,179
	Pilgrim’s Pride Corp.	7,845	203,970
*	Prestige Brands Holdings, Inc.	7,490	81,716
	PriceSmart, Inc.	4,200	98,868
	Procter & Gamble Co.	397,470	26,252,893
	Ralcorp Holdings, Inc.	3,495	209,700
#	Reddy Ice Holdings, Inc.	500	6,225
#	Reliv International, Inc.	2,000	11,640
	Reynolds American, Inc.	38,010	2,087,509
* #	Rite Aid Corp.	89,060	200,385
#	Rocky Mountain Chocolate Factory, Inc.	1,050	12,285
	Ruddick Corp.	6,500	230,945
	Safeway, Inc.	55,550	1,770,378
#	Sanderson Farms, Inc.	2,850	142,300
* #	Sanfilippo (John B.) & Son, Inc.	600	5,568
	Sara Lee Corp.	87,682	1,208,258
* #	Smithfield Foods, Inc.	18,408	575,986
	Spartan Stores, Inc.	3,059	73,355
* #	Spectrum Brands, Inc.	7,100	29,536
	SUPERVALU, Inc.	27,214	954,395
	Sysco Corp.	70,360	2,171,310
	Tasty Baking Co.	100	585
#	The Hershey Co.	11,200	438,928
	The Kroger Co.	82,038	2,267,530
#	Tootsie Roll Industries, Inc.	4,932	126,407
*	TreeHouse Foods, Inc.	4,630	120,982
	Tyson Foods, Inc. Class A	32,030	603,445
*	United Natural Foods, Inc.	5,300	112,731
	United-Guardian, Inc.	600	6,780
#	Universal Corp.	3,800	188,518
* #	USANA Health Services, Inc.	2,200	55,990
	UST, Inc.	19,000	1,049,370
#	Vector Group, Ltd.	8,133	142,084
	Walgreen Co.	121,020	4,359,140
	Wal-Mart Stores, Inc.	489,622	28,270,774

12

	WD-40 Co.	2,300	79,672
	Weis Markets, Inc.	3,291	113,572
#	Whole Foods Market, Inc.	16,800	487,200
* #	Winn-Dixie Stores, Inc.	7,100	128,155
	Wrigley (Wm.) Jr. Co.	26,962	2,079,579
Total Consumer Staples			190,168,387

Energy — (12.1%)
* #	Abraxas Petroleum Corp.	6,900	30,705
	Adams Resources & Energy, Inc.	600	20,022
* #	Allis-Chalmers Energy, Inc.	4,124	70,809
#	Alon USA Energy, Inc.	5,800	88,798
* #	Alpha Natural Resources, Inc.	8,670	708,166
* #	American Oil & Gas, Inc.	5,400	20,142
	Anadarko Petroleum Corp.	61,299	4,595,586
	Apache Corp.	42,915	5,753,185
	Arch Coal, Inc.	17,460	1,133,329
*	Arena Resources, Inc.	4,600	230,322
	Atlas America, Inc.	3,541	243,019
* #	ATP Oil & Gas Corp.	4,400	187,660
*	Atwood Oceanics, Inc.	4,200	428,022
	Baker Hughes, Inc.	36,955	3,274,952
* #	Basic Energy Services, Inc.	5,700	163,989
	Berry Petroleum Corp. Class A	5,640	304,560
*	Bill Barret Corp.	5,920	318,674
	BJ Services Co.	36,967	1,116,403
* #	Bois d’Arc Energy, Inc.	9,464	231,679
* #	Bolt Technology Corp.	1,050	21,220
*	Boots & Coots International Well Control, Inc.	11,300	24,295
* #	BPZ Resources, Inc.	9,640	219,214
*	Brigham Exploration Co.	6,700	97,619
* #	Bristow Group, Inc.	3,556	185,872
*	Bronco Drilling Co., Inc.	2,900	52,722
	Cabot Oil & Gas Corp.	12,595	758,849
*	Cal Dive International, Inc.	9,437	131,929
*	Callon Petroleum Co.	1,600	41,472
*	Cameron International Corp.	27,208	1,448,282
	CARBO Ceramics, Inc.	3,590	171,207
* #	Carrizo Oil & Gas, Inc.	4,100	274,536
* #	Cheniere Energy, Inc.	6,100	29,890
	Chesapeake Energy Corp.	69,287	3,794,849
	Chevron Corp.	267,369	26,509,636
	Cimarex Energy Co.	10,333	704,091
*	Clayton Williams Energy, Inc.	1,700	160,259
*	CNX Gas Corp.	17,798	740,219
*	Complete Production Services, Inc.	9,919	284,279
*	Comstock Resources, Inc.	6,100	349,835
	ConocoPhillips	199,088	18,535,093
	CONSOL Energy, Inc.	23,270	2,270,221
* #	Contango Oil & Gas Co.	2,100	175,455
*	Credo Petroleum Corp.	1,676	27,118
#	Crosstex Energy, Inc.	8,836	301,573
* #	Dawson Geophysical Co.	1,100	75,119
	Delek US Holdings, Inc.	3,900	50,817
* #	Delta Petroleum Corp.	13,483	297,974

13

*	Denbury Resources, Inc.	31,380	1,065,665
	Devon Energy Corp.	57,375	6,652,057
#	Diamond Offshore Drilling, Inc.	17,785	2,426,585
*	Dresser-Rand Group, Inc.	10,930	440,698
*	Dril-Quip, Inc.	5,030	293,450
* #	Dune Energy, Inc.	4,100	4,387
* #	Edge Petroleum Corp.	1,681	8,842
	El Paso Corp.	77,684	1,518,722
*	Encore Acquisition Co.	7,225	482,558
*	Energy Partners, Ltd.	4,434	66,599
	ENSCO International, Inc.	18,861	1,354,786
	EOG Resources, Inc.	31,106	4,001,165
* #	Evergreen Energy, Inc.	8,900	19,580
*	Evolution Petroleum Corp.	4,053	24,723
*	EXCO Resources, Inc.	14,100	351,654
*	Exterran Holdings, Inc.	7,076	520,228
	Exxon Mobil Corp.	677,880	60,168,629
*	FMC Technologies, Inc.	17,382	1,248,897
*	Forest Oil Corp.	12,067	805,472
	Foundation Coal Holdings, Inc.	5,900	393,707
	Frontier Oil Corp.	12,717	382,909
* #	FX Energy, Inc.	5,000	26,150
* #	Gasco Energy, Inc.	14,100	53,580
*	Geokinetics, Inc.	600	11,502
*	Geomet, Inc.	500	4,120
* #	GeoResources, Inc.	900	22,851
* #	GMX Resources, Inc.	2,000	96,540
* #	Goodrich Petroleum Corp.	4,600	195,960
*	Grey Wolf, Inc.	26,110	204,441
	Gulf Island Fabrication, Inc.	2,000	82,760
*	Gulfmark Offshore, Inc.	3,300	221,529
*	Gulfport Energy Corp.	5,500	83,655
	Halliburton Co.	111,061	5,395,343
* #	Harvest Natural Resources, Inc.	4,500	50,130
*	Helix Energy Solutions Group, Inc.	11,306	436,751
#	Helmerich & Payne, Inc.	13,021	815,766
* #	Hercules Offshore, Inc.	8,900	301,888
	Hess Corp.	41,310	5,073,281
*	HKN, Inc.	1,200	12,648
	Holly Corp.	7,000	297,150
*	Hornbeck Offshore Services, Inc.	3,800	200,260
* #	Hyperdynamics Corp.	4,800	8,256
* #	International Coal Group, Inc.	18,600	187,302
* #	James River Coal Co.	3,190	121,507
*	Key Energy Group, Inc.	17,790	307,055
*	Kodiak Oil & Gas Corp.	12,500	45,625
	Lufkin Industries, Inc.	2,010	160,358
	Marathon Oil Corp.	89,070	4,577,307
*	Mariner Energy, Inc.	11,536	377,227
	Massey Energy Co.	10,460	675,925
*	Matrix Service Co.	3,900	94,029
* #	McMoran Exploration Co.	7,500	239,400
*	Meridian Resource Corp.	11,536	25,610
*	Mitcham Industries, Inc.	1,600	34,048
	Murphy Oil Corp.	23,878	2,212,297

14

*	NATCO Group, Inc. Class A	2,330	110,139
* #	National Coal Corp.	4,300	31,691
*	National-Oilwell, Inc.	48,177	4,014,108
*	Natural Gas Services Group	1,600	43,856
*	Newfield Exploration Co.	17,589	1,112,328
*	Newpark Resources, Inc.	13,622	96,035
	Noble Corp.	33,790	2,133,501
	Noble Energy, Inc.	22,061	2,149,844
	Occidental Petroleum Corp.	105,659	9,713,232
*	Oceaneering International, Inc.	7,269	518,716
*	Oil States International, Inc.	6,619	386,682
*	OMNI Energy Services Corp.	2,000	11,320
	Overseas Shipholding Group, Inc.	4,000	316,240
* #	Pacific Ethanol, Inc.	3,100	10,974
	Panhandle Royalty Co.	900	29,925
*	Parallel Petroleum Corp.	5,265	110,618
*	Parker Drilling Co.	16,084	143,791
	Patterson-UTI Energy, Inc.	20,095	632,591
	Peabody Energy Corp.	34,110	2,521,411
	Penn Virginia Corp.	5,500	346,610
*	Petrohawk Energy Corp.	24,464	718,752
*	Petroleum Development Corp.	2,200	152,020
*	PetroQuest Energy, Inc.	7,300	161,695
*	PHI, Inc. Non-Voting	1,900	74,518
* #	Pioneer Drilling Co.	7,265	129,390
	Pioneer Natural Resources Co.	16,061	1,153,019
*	Plains Exploration & Production Co.	16,335	1,167,626
* #	PowerSecure International, Inc.	3,200	32,256
*	Pride International, Inc.	22,557	991,155
* #	Quest Resource Corp.	3,600	39,996
*	Quicksilver Resources, Inc.	20,266	738,290
	Range Resources Corp.	20,096	1,321,513
	Rowan Companies, Inc.	15,198	670,992
#	RPC, Inc.	13,100	196,107
	Schlumberger, Ltd.	121,300	12,267,069
*	SEACOR Holdings, Inc.	3,020	268,720
	Smith International, Inc.	24,895	1,964,713
*	Southwestern Energy Co.	43,668	1,936,239
	Spectra Energy Corp.	61,282	1,655,840
	St. Mary Land & Exploration Co.	8,200	417,872
* #	Stone Energy Corp.	3,830	258,831
* #	SulphCo, Inc.	9,200	33,856
#	Sunoco, Inc.	14,385	639,701
*	Superior Energy Services, Inc.	10,621	570,241
* #	Superior Well Services, Inc.	3,117	77,115
*	Swift Energy Corp.	4,330	249,581
* #	T-3 Energy Services, Inc.	1,500	97,080
	Tesoro Petroleum Corp.	13,200	328,020
* #	Teton Energy Corp.	2,100	11,613
*	TETRA Technologies, Inc.	8,855	190,560
*	TGC Industries, Inc.	2,350	16,285
	The Williams Companies, Inc.	66,400	2,525,856
	Tidewater, Inc.	7,160	489,243
* #	Toreador Resources Corp.	3,300	30,426
* #	Trico Marine Services, Inc.	2,100	80,619

15

* #	Tri-Valley Corp.	3,600	23,400
* #	TXCO Resources, Inc.	5,200	57,564
*	Union Drilling, Inc.	3,300	61,974
*	Unit Corp.	6,446	494,344
* #	Uranium Resources, Inc.	6,100	27,145
#	USEC, Inc.	11,600	80,852
* #	VAALCO Energy, Inc.	9,200	67,712
	Valero Energy Corp.	64,194	3,263,623
*	Venoco, Inc.	900	17,982
* #	VeraSun Energy Corp.	12,380	84,184
* #	Verenium Corp.	5,100	12,240
#	W&T Offshore, Inc.	10,033	559,440
* #	Warren Resources, Inc.	8,040	108,701
* #	Weatherford International, Ltd.	85,000	3,878,550
* #	Westmoreland Coal Co.	1,200	22,164
*	Westside Energy Corp.	4,606	22,247
*	W-H Energy Services, Inc.	4,155	355,377
*	Whiting Petroleum Corp.	5,650	528,444
	World Fuel Services Corp.	3,100	74,679
	XTO Energy, Inc.	66,001	4,198,984
Total Energy			251,567,258

Financials — (13.0%)
	1st Source Corp.	3,290	71,854
	21st Century Holding Co.	1,200	12,324
	Abington Bancorp, Inc.	3,523	35,336
	Advance America Cash Advance Centers, Inc.	9,200	63,848
	Advanta Corp. Class A	1,800	14,220
	Advanta Corp. Class B	3,890	33,843
* #	Affiliated Managers Group, Inc.	3,886	398,315
	Affirmative Insurance Holdings, Inc.	400	3,104
	AFLAC, Inc.	58,213	3,907,839
*	Allegheny Corp.	1,148	431,074
	Allstate Corp.	66,256	3,375,081
*	Alphatec Holdings, Inc.	6,590	32,686
*	AmComp, Inc.	1,800	19,962
	Amcore Financial, Inc.	2,100	20,580
	American Bancorp of New Jersey, Inc.	1,500	16,980
	American Capital Strategies, Ltd.	24,150	772,800
	American Equity Investment Life Holding Co.	6,690	70,713
	American Express Co.	139,700	6,475,095
	American Financial Group, Inc.	13,400	399,588
	American International Group, Inc.	303,567	10,928,412
	American National Insurance Co.	3,256	359,039
	American Physicians Capital, Inc.	900	40,968
#	American River Bankshares	840	11,609
	American West Bancorporation	2,033	6,811
* #	AmeriCredit Corp.	15,100	205,209
	Ameriprise Financial, Inc.	29,044	1,372,619
	Ameris Bancorp	1,900	26,372
*	Amerisafe, Inc.	2,300	36,547
* #	AmeriServe Financial, Inc.	2,300	6,877
*	AmTrust Financial Services, Inc.	12,100	181,016
#	Anchor Bancorp Wisconsin, Inc.	2,900	40,687
	AON Corp.	38,035	1,794,872

16

	Arrow Financial Corp.	1,096	24,660
#	Asset Acceptance Capital Corp.	4,200	59,178
#	Associated Banc-Corp.	17,929	489,641
	Assurant, Inc.	15,045	1,023,511
#	ASTA Funding, Inc.	1,700	13,889
	Astoria Financial Corp.	12,990	309,941
	Atlantic Coast Federal Corp.	1,799	15,669
*	B of I Holding, Inc.	900	6,273
	BancFirst Corp.	2,200	95,546
	BancorpSouth, Inc.	10,803	255,707
#	BancTrust Financial Group, Inc.	2,903	29,204
	Bank Mutual Corp.	5,700	63,213
	Bank of America Corp.	549,203	18,678,394
* #	Bank of Florida Corp.	1,400	14,000
	Bank of Granite Corp.	2,600	26,442
	Bank of Hawaii Corp.	6,100	330,010
	Bank of New York Mellon Corp.	143,286	6,380,526
#	Bank of the Ozarks, Inc.	2,600	63,362
#	BankAtlantic Bancorp, Inc. Class A	3,300	5,808
	BankFinancial Corp.	2,900	43,181
#	BankUnited Financial Corp. Class A	3,200	10,080
#	Banner Corp.	1,600	29,104
	BB&T Corp.	57,553	1,811,193
	Benjamin Franklin Bancorp, Inc.	700	9,450
	Berkshire Hills Bancorp, Inc.	1,499	37,940
	Beverly Hills Bancorp, Inc.	1,800	4,500
*	BGC Partners, Inc. Class A	4,778	42,620
	Blackrock, Inc.	15,110	3,399,599
	BOK Financial Corp.	8,729	508,290
#	Boston Private Financial Holdings, Inc.	5,100	42,993
*	Broadopoint Securities Group, Inc.	4,995	13,237
#	Brooke Corp.	1,200	1,356
	Brookline Bancorp, Inc.	6,800	68,340
	Brooklyn Federal Bancorp, Inc.	100	1,345
	Brown & Brown, Inc.	15,460	301,006
	Cadence Financial Corp.	1,800	25,038
	Camden National Corp.	900	27,504
#	Capital City Bank Group, Inc.	3,196	85,525
#	Capital Corp. of the West	1,400	8,162
	Capital One Financial Corp.	46,292	2,227,571
#	Capital Southwest Corp.	508	61,209
#	Capitol Bancorp, Ltd.	2,400	37,152
	Capitol Federal Financial	9,689	397,249
	Cardinal Financial Corp.	4,100	35,219
	Cascade Financial Corp.	600	5,400
	Cash America International, Inc.	4,235	151,444
#	Cathay General Bancorp	5,189	79,807
*	CB Richard Ellis Group, Inc.	26,860	603,276
#	Center Bancorp, Inc.	1,708	16,516
	Center Financial Corp.	1,700	15,912
*	Central Jersey Bancorp	1,200	9,456
	Central Pacific Financial Corp.	4,000	59,680
	Chemical Financial Corp.	3,076	75,054
	Chubb Corp.	46,614	2,505,969
	Cincinnati Financial Corp.	21,751	761,720

17

	CIT Group, Inc.	21,740	217,400
	Citigroup, Inc.	572,709	12,536,600
	Citizens Community Bancorp, Inc.	600	5,139
	Citizens First Bancorp, Inc.	500	3,705
#	Citizens Republic Bancorp, Inc.	9,314	51,600
* #	Citizens, Inc.	6,415	42,467
	City Holding Co.	2,200	94,644
#	City National Corp.	6,300	304,920
#	Clifton Savings Bancorp, Inc.	983	10,017
	CME Group, Inc.	10,100	4,346,030
	CNA Financial Corp.	35,849	1,089,451
*	CNA Surety Corp.	6,500	95,095
#	CoBiz Financial, Inc.	2,100	22,218
#	Cohen & Steers, Inc.	5,600	169,008
	Columbia Banking System, Inc.	1,855	49,584
	Comerica, Inc.	20,100	747,318
*	Command Security Corp.	631	1,925
	Commerce Bancshares, Inc.	8,959	393,479
	Commerce Group, Inc.	7,100	261,067
	Community Bank System, Inc.	2,187	52,772
	Community Trust Bancorp, Inc.	2,090	64,038
	Compass Diversified Holdings	3,900	53,430
* #	CompuCredit Corp.	5,700	52,326
*	Conseco, Inc.	13,495	157,487
	Consolidated-Tokoma Land Co.	800	42,824
* #	Consumer Portfolio Services, Inc.	2,100	5,985
*	Core-Mark Holding Co., Inc.	1,600	46,464
#	Corus Bankshares, Inc.	7,939	45,649
* #	Cowen Group, Inc.	2,000	15,880
*	Crescent Financial Corp.	1,840	13,082
	Cullen Frost Bankers, Inc.	7,500	419,250
#	CVB Financial Corp.	12,213	129,458
*	Dearborn Bancorp, Inc.	105	635
#	Deerfield Capital Corp	561	516
	Delphi Financial Group, Inc. Class A	6,220	179,696
*	Diamond Hill Investment Group, Inc.	293	27,527
	Dime Community Bancshares	4,900	89,082
	Discover Financial Services	67,530	1,158,139
* #	Dollar Financial Corp.	3,000	59,790
	Donegal Group, Inc. Class A	3,030	54,267
* #	E*TRADE Financial Corp.	48,100	197,210
#	East West Bancorp, Inc.	6,600	87,384
	Eastern Insurance Holdings, Inc.	1,500	24,525
	Eaton Vance Corp.	14,695	625,272
	EMC Insurance Group, Inc.	1,000	28,030
	Employers Holdings, Inc.	8,100	154,629
* #	Encore Capital Group, Inc.	3,200	33,824
#	Enterprise Financial Services Corp.	1,700	34,085
	Erie Indemnity Co.	6,894	352,904
*	ESSA Bancorp, Inc.	1,257	15,712
* #	Exlservice Holdings, Inc.	3,600	71,784
#	F.N.B. Corp.	10,846	162,582
	FBL Financial Group, Inc. Class A	4,182	112,287
* #	FCStone Group, Inc.	7,100	277,823
	Federal Agriculture Mortgage Corp. Class C	300	8,688

18

	Federal National Mortgage Association	112,075	3,028,266
	Federated Investors, Inc.	13,250	488,395
	Fidelity National Financial, Inc.	27,899	477,073
	Fidelity Southern Corp.	1,000	6,480
	Fifth Third Bancorp	75,399	1,409,961
#	Financial Federal Corp.	3,950	95,945
	Financial Institutions, Inc.	50	920
* #	First Acceptance Corp.	7,000	22,890
	First American Corp.	12,400	416,268
	First Bancorp	1,900	31,939
#	First Busey Corp.	5,181	94,398
*	First Cash Financial Services, Inc.	4,000	61,560
#	First Charter Corp.	3,300	101,574
	First Citizens BancShares, Inc.	100	15,944
#	First Commonwealth Financial Corp.	10,490	117,698
	First Community Bancshares, Inc.	1,500	50,985
	First Defiance Financial Corp.	2,382	46,068
	First Financial Bancorp	5,294	60,299
	First Financial Bankshares, Inc.	2,790	127,782
#	First Financial Corp.	1,700	55,675
	First Financial Holdings, Inc.	1,600	40,128
#	First Horizon National Corp.	14,700	140,973
#	First Marblehead Corp.	10,350	34,051
	First Merchants Corp.	1,745	43,189
*	First Mercury Financial Corp.	400	7,064
	First Midwest Bancorp, Inc.	5,600	146,160
	First Niagara Financial Group, Inc.	15,596	220,995
	First Place Financial Corp.	1,100	14,003
*	First Regional Bancorp	1,800	19,206
	First Security Group, Inc.	100	784
#	First South Bancorp, Inc.	1,991	38,347
	First State Bancorporation	2,000	15,500
*	FirstCity Financial Corp.	1,302	5,677
	FirstMerit Corp.	11,240	227,160
#	Flagstar Bancorp, Inc.	16,600	78,850
	Flushing Financial Corp.	3,100	60,822
	FNB United Corp.	1,606	16,156
	Forest City Enterprises, Inc. Class A	3,700	148,000
	Forest City Enterprises, Inc. Class B	3,286	131,440
*	FPIC Insurance Group, Inc.	1,000	45,510
	Franklin Resources, Inc.	30,043	3,040,952
#	Frontier Financial Corp.	6,500	95,550
	Fulton Financial Corp.	17,309	218,440
	Gallagher (Arthur J.) & Co.	10,639	271,614
	GAMCO Investors, Inc.	1,148	60,947
	Gateway Financial Holdings, Inc.	2,100	20,853
	Genworth Financial, Inc.	57,940	1,280,474
	German American Bancorp, Inc.	2,000	24,960
#	GFI Group, Inc.	14,400	170,496
#	Glacier Bancorp, Inc.	7,684	159,366
#	Great Southern Bancorp, Inc.	1,295	14,957
	Greene Bancshares, Inc.	1,500	29,055
#	Greenhill & Co., Inc.	3,500	210,875
	Grubb & Ellis Co.	9,330	53,368
* #	Guaranty Bancorp	7,400	44,326

19

*	Guaranty Financial Group, Inc.	1,000	6,300
*	Hallmark Financial Services, Inc.	2,700	34,290
	Hancock Holding Co.	3,600	160,164
	Hanmi Financial Corp.	1,700	10,880
	Hanover Insurance Group, Inc.	6,930	319,473
	Harleysville Group, Inc.	4,195	163,647
	Harleysville National Corp.	4,447	60,301
*	Harris & Harris Group, Inc.	1,000	7,970
	Hartford Financial Services Group, Inc.	34,491	2,451,275
	HCC Insurance Holdings, Inc.	15,325	364,888
	Heartland Financial USA, Inc.	1,300	30,420
#	Heritage Commerce Corp.	1,800	28,656
	Heritage Financial Corp.	905	15,177
	Heritage Financial Group	1,785	22,170
	Hilb Rogal Hamilton Co.	4,900	151,704
#	Home Bancshares, Inc.	2,486	57,178
	Home Federal Bancorp, Inc.	2,631	30,783
	HopFed Bancorp, Inc.	200	2,770
	Horace Mann Educators Corp.	2,800	45,612
#	Horizon Financial Corp.	2,100	22,722
*	HouseValues, Inc.	1,400	3,822
	Hudson City Bancorp, Inc.	69,266	1,232,935
	Huntington Bancshares, Inc.	21,314	189,908
	IBERIABANK Corp.	1,925	101,524
	Imperial Capital Bancorp, Inc.	300	3,006
#	Independence Holding Co.	2,500	34,225
	Independent Bank Corp. (MA)	1,900	55,670
#	Independent Bank Corp. (MI)	3,263	19,611
	Infinity Property & Casualty Corp.	800	32,256
	Integra Bank Corp.	2,600	37,362
*	IntercontinentalExchange, Inc.	8,717	1,204,689
	International Bancshares Corp.	9,140	231,608
	Intervest Bancshares Corp.	1,300	11,401
*	Investment Technology Group, Inc.	5,854	246,453
*	Investors Bancorp, Inc.	15,500	221,495
#	Irwin Financial Corp.	2,000	8,220
	Janus Capital Group, Inc.	21,385	620,165
#	Jefferies Group, Inc.	13,860	249,480
	Jones Lang LaSalle, Inc.	4,000	281,760
	JPMorgan Chase & Co.	436,472	18,768,296
	Kearny Financial Corp.	9,600	111,744
	KeyCorp	63,007	1,226,746
#	K-Fed Bancorp	1,944	22,123
*	Knight Capital Group, Inc.	13,300	236,873
#	Lakeland Bancorp, Inc.	3,635	53,580
	Lakeland Financial Corp.	2,100	50,253
#	LandAmerica Financial Group, Inc.	2,040	60,751
	Legacy Bancorp, Inc.	1,200	16,200
	Legg Mason, Inc.	16,470	886,251
#	Lehman Brothers Holdings, Inc.	59,490	2,189,827
	Leucadia National Corp.	30,170	1,638,231
#	Life Partners Holdings, Inc.	1,400	30,730
	Lincoln National Corp.	31,237	1,723,033
*	Liquidity Services, Inc.	3,400	37,740
#	LNB Bancorp, Inc.	840	9,240

20

	Loews Corp.	74,856	3,710,612
* #	Loopnet, Inc.	4,800	63,024
	M&T Bank Corp.	13,638	1,181,869
#	Macatawa Bank Corp.	2,686	24,147
	MainSource Financial Group, Inc.	2,414	40,507
* #	Markel Corp.	1,300	526,045
* #	MarketAxess Holdings, Inc.	3,500	27,370
* #	Marlin Business Services, Inc.	1,500	10,710
	Marsh & McLennan Companies, Inc.	67,365	1,834,349
	Marshall & Ilsley Corp.	32,612	757,903
#	Mastercard, Inc.	10,840	3,345,766
	MB Financial, Inc.	5,050	143,773
#	MBT Financial Corp.	2,100	17,766
	MCG Capital Corp.	5,600	32,088
	Meadowbrook Insurance Group, Inc.	4,600	31,602
	Medallion Financial Corp.	1,900	18,335
	Mercantile Bank Corp.	105	883
	Mercer Insurance Group, Inc.	1,116	19,921
	Merchants Bancshares, Inc.	894	20,544
	Mercury General Corp.	7,116	361,920
	Merrill Lynch & Co., Inc.	105,392	4,628,817
	MetLife, Inc.	91,730	5,506,552
#	Midwest Banc Holdings, Inc.	4,200	36,876
	Moody’s Corp.	29,800	1,104,984
	Morgan Stanley	165,450	7,317,853
*	Move, Inc.	19,100	57,491
	Nara Bancorp, Inc.	3,600	45,792
*	Nasdaq Stock Market, Inc.	26,130	915,334
#	National City Corp.	79,211	462,592
	National Interstate Corp.	2,500	57,400
#	National Penn Bancshares, Inc.	11,337	194,089
	Nationwide Financial Services, Inc.	5,400	275,562
*	Navigators Group, Inc.	2,400	121,176
	NBT Bancorp, Inc.	4,484	109,948
	Nelnet, Inc. Class A	3,240	42,736
	New England Bancshares, Inc.	1,000	10,950
	New Westfield Financial, Inc.	100	982
	New York Community Bancorp, Inc.	43,955	901,957
	NewAlliance Bancshares, Inc.	15,600	209,040
	NewBridge Bancorp	1,600	14,800
*	Newtek Business Services, Inc.	100	103
* #	NexCen Brands, Inc.	4,600	3,036
*	Nexity Financial Corp.	300	1,674
	Northeast Community Bancorp, Inc.	1,924	22,318
	Northern Trust Corp.	27,450	2,086,200
	Northrim Bancorp, Inc.	600	11,250
#	Northwest Bancorp, Inc.	7,000	171,710
#	NYMAGIC, Inc.	400	9,084
	NYSE Euronext	32,000	2,045,440
	OceanFirst Financial Corp.	1,926	39,541
	Odyssey Re Holdings Corp.	9,400	352,876
#	Old National Bancorp	9,575	167,371
	Old Republic International Corp.	34,187	514,514
	Old Second Bancorp, Inc.	1,800	34,182
#	optionsXpress Holding, Inc.	8,450	192,998

21

*	Oritani Financial Corp.	6,047	94,333
#	Pacific Capital Bancorp	6,533	130,268
	Pacific Mercantile Bancorp	1,596	14,587
	PacWest Bancorp	3,693	77,848
	Park National Corp.	1,900	134,710
	Peapack-Gladstone Financial Corp.	1,170	32,584
*	Penn Treaty American Corp.	3,300	16,500
*	Pennsylvania Commerce Bancorp, Inc.	200	5,372
	Peoples Bancorp, Inc.	1,400	33,166
	People’s United Financial, Inc.	44,683	738,610
*	Philadelphia Consolidated Holding Corp.	8,000	298,000
*	Pico Holdings, Inc.	2,641	109,496
*	Pinnacle Financial Partners, Inc.	3,600	96,804
*	Piper Jaffray Companies, Inc.	1,004	38,152
* #	PMA Capital Corp. Class A	1,000	9,980
	PNC Financial Services Group, Inc.	43,559	2,798,666
* #	Portfolio Recovery Associates, Inc.	2,100	86,289
#	Preferred Bank	300	2,676
	Presidential Life Corp.	1,100	19,382
	Principal Financial Group, Inc.	33,114	1,784,182
#	PrivateBancorp, Inc.	3,800	143,944
*	ProAssurance Corp.	4,200	215,166
	ProCentury Corp.	2,299	40,485
	Progressive Corp.	87,585	1,756,955
#	Prosperity Bancshares, Inc.	5,000	159,700
	Protective Life Corp.	9,500	398,810
#	Provident Bankshares Corp.	4,186	40,018
	Provident Financial Holdings, Inc.	100	1,293
	Provident Financial Services, Inc.	6,100	95,953
	Provident New York Bancorp	6,130	79,751
	Prudential Financial, Inc.	56,679	4,233,921
#	QC Holdings, Inc.	2,796	23,207
	Rainier Pacific Financial Group, Inc.	700	9,114
#	Raymond James Financial, Inc.	13,682	407,039
	Regions Financial Corp.	85,752	1,528,101
	Reinsurance Group of America, Inc.	8,500	437,070
	Renasant Corp.	2,900	67,338
	Republic Bancorp, Inc. Class A	105	2,614
	Resource America, Inc.	2,300	23,092
*	Rewards Network, Inc.	2,397	11,985
	Riverview Bancorp, Inc.	1,705	15,209
	RLI Corp.	3,100	158,534
	Rockville Financial, Inc.	3,200	44,288
* #	Roma Financial Corp.	2,700	40,014
	Rome Bancorp, Inc.	1,100	12,870
#	Royal Bank of Canada	625	32,006
#	S&T Bancorp, Inc.	3,300	107,283
#	S.Y. Bancorp, Inc.	2,030	51,217
	SAFECO Corp.	9,800	656,600
	Safety Insurance Group, Inc.	2,500	96,650
#	Sanders Morris Harris Group, Inc.	3,018	22,031
	Sandy Spring Bancorp, Inc.	2,500	66,200
	SCBT Financial Corp.	700	23,310
	Schwab (Charles) Corp.	143,577	3,184,538
*	Seabright Insurance Holdings	3,000	45,960

22

#	Seacoast Banking Corp. of Florida	2,900	31,175
#	Security Bank Corp.	3,328	18,304
	SEI Investments Co.	25,168	607,052
	Selective Insurance Group, Inc.	7,200	157,536
	SI Financial Group, Inc.	1,500	14,715
#	Sierra Bancorp	1,400	30,842
*	Signature Bank	3,300	94,182
	Simmons First National Corp. Class A	1,872	56,965
*	SLM Corp.	20,000	453,400
#	Smithtown Bancorp, Inc.	1,563	32,213
	Somerset Hills Bancorp	945	9,913
#	South Financial Group, Inc.	5,601	30,862
	Southern Community Financial Corp.	2,536	18,158
#	Southside Bancshares, Inc.	1,707	37,366
	Southwest Bancorp, Inc.	2,300	39,008
#	Sovereign Bancorp, Inc.	51,925	474,594
*	Specialty Underwriters’ Alliance, Inc.	792	3,770
	StanCorp Financial Group, Inc.	6,300	346,437
	State Auto Financial Corp.	5,940	163,647
	State Bancorp, Inc.	1,892	26,393
	State Street Corp.	50,148	3,611,659
	StellarOne Corp.	2,470	42,682
	Sterling Bancorp	2,724	39,961
	Sterling Bancshares, Inc.	8,900	90,958
	Sterling Financial Corp.	4,111	36,506
	Stewart Information Services Corp.	2,175	51,439
* #	Stifel Financial Corp.	2,298	131,193
	Student Loan Corp.	2,372	284,640
#	Suffolk Bancorp	1,300	43,758
* #	Sun American Bancorp	200	712
*	Sun Bancorp, Inc.	2,177	23,816
	SunTrust Banks, Inc.	42,052	2,195,535
* #	Superior Bancorp	975	14,440
#	Susquehanna Bancshares, Inc.	11,342	218,333
*	Susser Holdings Corp.	100	1,188
* #	SVB Financial Group	4,400	225,500
	SWS Group, Inc.	3,900	72,072
#	Synovus Financial Corp.	44,015	505,732
	T. Rowe Price Group, Inc.	31,685	1,835,195
	Taylor Capital Group, Inc.	1,300	16,705
	TCF Financial Corp.	16,896	279,122
* #	TD Ameritrade Holding Corp.	76,904	1,392,731
* #	Tejon Ranch Co.	2,400	95,784
#	Temecula Valley Bancorp, Inc.	700	4,214
*	Tennessee Commerce Bancorp, Inc.	700	12,187
*	Texas Capital Bancshares, Inc.	3,500	63,420
#	TFS Financial Corp.	27,160	337,599
*	The Bancorp, Inc.	1,500	15,975
#	The Colonial BancGroup, Inc.	17,700	108,501
	The Goldman Sachs Group, Inc.	49,200	8,679,372
	The Phoenix Companies, Inc.	4,100	41,533
#	The St. Joe Corp.	12,025	461,519
#	The Toronto Dominion Bank	9,056	654,205
	The Travelers Companies, Inc.	78,201	3,895,192
	Thomas Properties Group, Inc.	2,300	23,828

23

* #	Thomas Weisel Partners Group, Inc.	850	5,797
	TIB Financial Corp.	900	5,769
#	TierOne Corp.	100	717
	Tompkins Financial Corp.	1,340	60,836
	Torchmark Corp.	12,328	781,718
	Tower Group, Inc.	3,400	88,638
*	Tradestation Group, Inc.	5,400	56,862
	Transatlantic Holdings, Inc.	8,627	557,736
#	Trico Bancshares	2,000	32,960
#	TrustCo Bank Corp. (NY)	10,000	87,600
	Trustmark Corp.	6,949	138,702
	U.S. Bancorp	225,080	7,470,405
#	UCBH Holdings, Inc.	11,900	58,072
	UMB Financial Corp.	5,500	286,935
#	Umpqua Holdings Corp.	8,911	124,219
#	Union Bankshares Corp.	1,750	35,087
	UnionBanCal Corp.	18,575	929,864
	United Bankshares, Inc.	6,200	176,018
#	United Community Banks, Inc.	3,350	35,041
	United Community Financial Corp.	4,500	27,315
	United Financial Bancorp, Inc.	2,642	32,312
	United Fire & Casualty Co.	3,900	140,751
*	United PanAm Financial Corp.	1,873	6,949
#	United Security Bancshares (CA)	1,806	26,927
	United Western Bancorp, Inc.	1,300	22,438
	Unitrin, Inc.	7,800	270,660
*	Universal American Corp.	4,871	56,260
	Universal Insurance Holdings, Inc.	4,200	14,280
#	Univest Corporation of Pennsylvania	1,893	46,492
	Unum Group	46,258	1,113,893
#	Valley National Bancorp	13,292	234,073
	ViewPoint Financial Group	3,300	53,427
#	Vineyard National Bancorp Co.	1,425	4,318
*	Virginia Commerce Bancorp, Inc.	2,843	17,200
	W. R. Berkley Corp.	24,180	655,036
	Wachovia Corp.	170,411	4,055,782
	Waddell & Reed Financial, Inc.	11,500	406,640
#	Washington Federal, Inc.	11,407	255,403
	Washington Trust Bancorp, Inc.	1,808	42,795
* #	Wauwatosa Holdings, Inc.	4,100	53,587
	Webster Financial Corp.	7,545	195,944
	Wells Fargo & Co.	419,433	11,563,768
	Wesbanco, Inc.	2,764	60,808
	Wesco Financial Corp.	888	378,288
	West Bancorporation	2,633	31,596
	West Coast Bancorp	2,100	24,297
	Westamerica Bancorporation	3,700	205,350
* #	Western Alliance Bancorp	2,800	29,652
	Westwood Holdings Group, Inc.	700	28,714
	White Mountains Insurance Group, Ltd.	1,397	666,369
	Whitney Holding Corp.	9,300	211,296
	Willow Financial Bancorp, Inc.	2,570	24,698
#	Wilmington Trust Corp.	9,000	296,460
	Wilshire Bancorp, Inc.	1,300	11,609
	Wintrust Financial Corp.	3,450	107,571

24

*	World Acceptance Corp.	2,200	97,284
	Yadkin Valley Financial Corp.	1,700	25,823
	Zenith National Insurance Corp.	5,300	213,855
	Zions Bancorporation	14,640	630,838
* #	ZipRealty, Inc.	3,331	16,022
Total Financials			269,568,737

Health Care — (10.8%)
*	Abaxis, Inc.	2,900	85,231
	Abbott Laboratories	200,935	11,322,687
* #	Abiomed, Inc.	4,400	65,032
*	Abraxis Bioscience, Inc.	419	27,210
* #	Acadia Pharmaceuticals, Inc.	5,263	46,314
*	Accelrys, Inc.	3,600	23,472
* #	Accentia Biopharmaceuticals, Inc.	2	2
* #	Achillion Pharmaceuticals, Inc.	666	2,038
* #	Acorda Therapeutics, Inc.	5,600	120,736
*	Adolor Corp.	7,438	42,173
* #	Advanced Medical Optics, Inc.	9,046	219,094
	Aetna, Inc.	62,805	2,961,884
* #	Affymetrix, Inc.	9,290	112,037
*	Air Methods Corp.	1,700	65,518
* #	Akorn, Inc.	11,693	55,542
*	Albany Molecular Research, Inc.	4,200	58,716
* #	Alexion Pharmaceuticals, Inc.	4,800	342,480
* #	Alexza Pharmaceuticals, Inc.	4,200	21,504
* #	Align Technology, Inc.	8,200	107,994
* #	Alkermes, Inc.	12,670	160,529
#	Allergan, Inc.	38,990	2,246,604
*	Alliance Imaging, Inc.	6,200	52,266
*	Allied Healthcare International, Inc.	5,200	9,152
*	Allion Healthcare, Inc.	2,000	11,960
*	Allos Therapeutics, Inc.	9,100	57,694
* #	Allscripts Healthcare Solutions, Inc.	6,300	78,309
*	Almost Family, Inc.	1,200	29,292
* #	Alnylam Pharmaceuticals, Inc.	5,300	153,064
#	Alpharma, Inc. Class A	6,600	166,254
*	Amag Pharmaceuticals, Inc.	2,100	84,000
*	Amedisys, Inc.	3,534	179,563
*	America Services Group, Inc.	1,200	10,812
*	American Caresource Holding, Inc.	100	400
* #	American Dental Partners, Inc.	1,437	17,273
* #	American Medical Systems Holdings, Inc.	9,800	148,078
*	AMERIGROUP Corp.	7,500	207,075
	AmerisourceBergen Corp.	21,600	892,728
*	Amgen, Inc.	114,140	5,025,584
*	AMICAS, Inc.	5,900	16,225
*	AMN Healthcare Services, Inc.	4,600	80,086
*	Amsurg Corp.	4,350	118,668
* #	Amylin Pharmaceuticals, Inc.	15,507	492,657
	Analogic Corp.	2,000	134,040
* #	Anesiva, Inc.	2,800	9,828
*	AngioDynamics, Inc.	3,100	48,019
*	Anika Therapeutics, Inc.	1,588	13,816
* #	Antigenics, Inc.	9,495	21,933

25

* #	APP Pharmaceuticals, Inc.	17,469	231,639
	Applera Corp. - Applied Biosystems Group	22,300	775,148
*	Applera Corp. - Celera Group	11,800	151,984
*	Apria Healthcare Group, Inc.	6,180	104,133
* #	Arena Pharmaceuticals, Inc.	7,851	40,276
* #	Ariad Pharmaceuticals, Inc.	8,000	20,640
* #	Arqule, Inc.	6,700	28,676
*	Array BioPharma, Inc.	5,400	33,588
*	Arrhythmia Research Technology, Inc.	400	2,304
* #	Arthrocare Corp.	3,500	154,385
* #	Aspect Medical Systems, Inc.	1,900	10,165
*	Assisted Living Concepts, Inc.	1,600	10,720
*	AtriCure, Inc.	2,483	24,358
* #	ATS Medical, Inc.	9,006	19,813
* #	Auxilium Pharmaceuticals, Inc.	5,400	171,936
*	Avalon Pharmaceuticals, Inc.	2,834	4,789
* #	AVANIR Pharmaceuticals Class A	5,000	6,000
* #	AVANT Immunotherapeutics, Inc.	2,100	29,421
* #	AVI BioPharma, Inc.	8,600	12,040
*	Avigen, Inc.	2,900	8,613
	Bard (C.R.), Inc.	12,930	1,179,216
*	Barr Laboratories, Inc.	14,125	618,675
* #	Barrier Therapeutics, Inc.	3,400	8,364
	Baxter International, Inc.	81,321	4,968,713
	Beckman Coulter, Inc.	8,100	562,059
	Becton Dickinson & Co.	31,500	2,660,175
* #	Bentley Pharmaceuticals, Inc.	3,300	51,678
* #	BioCryst Pharmaceuticals, Inc.	4,597	13,515
*	Biogen Idec, Inc.	37,775	2,370,381
*	Bio-Imaging Technologies, Inc.	2,162	17,620
* #	BioLase Technology, Inc.	2,300	7,475
*	BioMarin Pharmaceutical, Inc.	12,950	494,301
*	BioMimetic Therapeutics, Inc.	2,000	23,900
*	Bio-Rad Laboratories, Inc. Class A	3,713	332,239
* #	Bio-Reference Laboratories, Inc.	1,800	44,712
* #	BioSante Pharmaceuticals, Inc.	3,800	15,162
*	BioScrip, Inc.	5,400	23,166
*	BioSphere Medical, Inc.	2,293	8,048
*	Boston Scientific Corp.	189,570	2,519,385
* #	Bovie Medical Corp.	2,244	17,458
	Bristol-Myers Squibb Co.	252,940	5,764,503
#	Brookdale Senior Living, Inc.	13,594	358,610
*	Bruker BioSciences Corp.	23,142	269,373
* #	BSD Medical Corp.	2,800	20,916
* #	Caliper Life Sciences, Inc.	6,874	24,609
	Cambrex Corp.	3,000	18,450
*	Candela Corp.	2,400	5,976
*	Cantel Medical Corp.	2,144	22,941
*	Capital Senior Living Corp.	3,600	28,944
*	Caraco Pharmaceutical Laboratories, Ltd.	3,900	67,158
*	Cardiac Science Corp.	3,085	29,122
* #	Cardica, Inc.	2,000	14,240
	Cardinal Health, Inc.	46,052	2,603,780
* #	Cardium Therapeutics, Inc.	2,600	6,110
* #	CAS Medical Systems, Inc.	1,900	5,985

26

*	Celgene Corp.	54,590	3,322,347
* #	Cell Genesys, Inc.	9,700	34,338
*	Centene Corp.	6,100	128,771
*	Cephalon, Inc.	7,995	541,341
* #	Cepheid, Inc.	7,300	192,136
* #	Cerner Corp.	9,700	440,089
*	Cerus Corp.	4,400	21,736
*	Charles River Laboratories International, Inc.	9,335	600,054
	Chemed Corp.	3,200	115,904
	Cigna Corp.	36,600	1,485,960
* #	Clinical Data, Inc.	2,700	51,624
* #	Columbia Laboratories, Inc.	6,900	26,220
* #	Combinatorx, Inc.	3,268	11,928
*	Community Health Systems, Inc.	13,121	472,750
	Computer Programs & Systems, Inc.	1,753	34,972
* #	Conceptus, Inc.	4,000	75,920
*	Conmed Corp.	4,020	107,294
*	Continucare Corp.	6,300	13,860
	Cooper Companies, Inc.	5,065	204,879
*	Corvel Corp.	1,650	59,416
*	Covance, Inc.	8,239	675,433
*	Coventry Health Care, Inc.	20,526	944,812
* #	Critical Therapeutics, Inc.	270	84
*	Cross Country Healthcare, Inc.	4,000	61,880
*	CryoCor, Inc.	1,800	2,430
*	CryoLife, Inc.	4,000	46,320
*	Cubist Pharmaceuticals, Inc.	6,600	125,796
* #	Cutera, Inc.	1,400	14,336
* #	CV Therapeutics, Inc.	7,200	63,576
* #	Cyberonics, Inc.	3,800	67,374
* #	Cyclacel Pharmaceuticals, Inc.	3,090	6,458
*	Cynosure, Inc. Class A	900	22,077
* #	Cypress Bioscience, Inc.	5,400	43,956
*	Cytokinetics, Inc.	900	3,618
*	Cytomedix, Inc.	1,931	1,313
* #	Cytori Therapeutics, Inc.	3,100	23,312
	Datascope Corp.	2,228	95,180
*	DaVita, Inc.	13,870	719,576
* #	Dendreon Corp.	10,500	54,600
	Dentsply International, Inc.	18,141	735,436
* #	DepoMed, Inc.	6,000	23,640
* #	Dexcom, Inc.	4,100	32,349
*	Dialysis Corporation of America	2,100	15,330
*	Digirad Corp.	1,600	3,584
* #	Dionex Corp.	2,500	182,300
* #	Durect Corp.	9,000	41,850
*	DUSA Pharmaceuticals, Inc.	1,900	3,762
*	Dyax Corp.	7,267	26,743
*	Dynavax Technologies Corp.	6,100	9,882
*	Eclipsys Corp.	2,800	57,120
*	Edwards Lifesciences Corp.	7,600	438,596
	Eli Lilly & Co.	140,285	6,753,320
*	Elite Pharmaceuticals, Inc.	73	46
*	Emageon, Inc.	100	230
* #	Emergency Medical Services Corp. Class A	1,900	44,289

27

*	Emergent Biosolutions, Inc.	2,100	22,575
* #	Emeritus Corp.	4,894	103,900
* #	Emisphere Technologies, Inc.	4,334	7,975
*	Encision, Inc.	100	230
* #	Endo Pharmaceuticals Holdings, Inc.	28,220	695,341
*	Endologix, Inc.	4,900	12,887
* #	Enzo Biochem, Inc.	4,166	40,952
* #	Enzon Pharmaceuticals, Inc.	300	2,640
* #	EPIX Pharmaceuticals, Inc.	3,600	7,884
*	eResearch Technology, Inc.	7,000	111,930
* #	etrials Worldwide, Inc.	1,900	3,173
*	ev3, Inc.	11,528	114,704
*	Evotec AG Sponsored ADR	2,161	8,363
*	Exact Sciences Corp.	3,985	7,890
*	Exactech, Inc.	1,795	47,729
* #	Exelixis, Inc.	12,100	76,472
*	Express Scripts, Inc.	31,955	2,304,275
* #	Farville, Inc.	5,217	509
* #	Five Star Quality Care, Inc.	4,430	29,681
*	Forest Laboratories, Inc.	40,410	1,451,123
*	Genentech, Inc.	134,500	9,532,015
* #	Genomic Health, Inc.	3,500	60,550
*	Gen-Probe, Inc.	6,630	377,512
*	Gentiva Health Services, Inc.	4,177	84,125
* #	GenVec, Inc.	3,570	6,390
*	Genzyme Corp.	34,168	2,339,141
* #	Geron Corp.	7,000	29,750
*	Gilead Sciences, Inc.	118,568	6,559,182
*	Greatbatch, Inc.	3,100	58,125
* #	GTx, Inc.	5,100	76,602
*	Haemonetics Corp.	3,400	191,624
* #	Halozyme Therapeutics, Inc.	300	1,554
*	Hanger Orthopedic Group, Inc.	1,000	13,000
*	Harvard Bioscience, Inc.	4,200	20,160
*	Health Grades, Inc.	4,286	24,173
*	Health Management Associates, Inc.	32,900	255,304
*	Health Net, Inc.	13,500	418,500
*	HealthExtras, Inc.	5,621	175,656
* #	HEALTHSOUTH Corp.	11,100	207,903
*	Healthspring, Inc.	8,100	150,498
*	HealthStream, Inc.	3,774	11,096
*	HealthTronics, Inc.	2,300	8,694
*	Healthways, Inc.	4,400	142,120
* #	Henry Schein, Inc.	11,820	658,610
*	Hill-Rom Holdings, Inc.	8,205	252,304
* #	Hi-Tech Pharmacal Co., Inc.	1,750	16,100
*	Hlth Corp.	23,100	275,583
* #	HMS Holdings Corp.	3,300	66,759
* #	Hologic, Inc.	33,086	795,057
*	Home Diagnostics, Inc.	1,582	12,561
	Hooper Holmes, Inc.	600	582
*	Hospira, Inc.	20,420	856,415
*	Human Genome Sciences, Inc.	17,900	105,252
*	Humana, Inc.	20,530	1,048,056
* #	Hythiam, Inc.	1,200	2,880

28

*	ICU Medical, Inc.	1,750	44,590
* #	Idenix Pharmaceuticals, Inc.	6,900	45,126
* #	Idera Pharmaceuticals, Inc.	3,200	48,000
* #	IDEXX Laboratories, Inc.	7,156	361,378
* #	IDM Pharma, Inc.	5,998	12,596
*	I-Flow Corp.	3,800	52,174
* #	Illumina, Inc.	7,441	583,970
*	ImClone Systems, Inc.	11,378	495,853
*	Immtech International, Inc.	59	58
*	Immucor, Inc.	8,225	220,677
* #	ImmunoGen, Inc.	5,000	22,750
* #	Immunomedics, Inc.	12,384	33,065
	IMS Health, Inc.	22,500	545,400
*	Incyte Corp.	11,300	109,723
* #	Indevus Pharmaceuticals, Inc.	9,500	42,655
*	Infinity Pharmaceuticals, Inc.	2,600	19,110
*	Inspire Pharmaceuticals, Inc.	6,000	23,520
* #	Integra LifeSciences Holdings	3,691	155,096
*	IntegraMed America, Inc.	1,494	12,430
*	Interleukin Genetics, Inc.	300	432
* #	InterMune, Inc.	4,900	69,090
* #	Introgen Therapeutics, Inc.	6,700	13,735
*	Intuitive Surgical, Inc.	4,952	1,453,858
#	Invacare Corp.	4,800	87,264
*	Inventiv Health, Inc.	4,400	143,880
* #	Inverness Medical Innovations, Inc.	1,223	44,713
*	Invitrogen Corp.	12,268	563,837
*	Iomai Corp.	3,500	22,400
*	Iridex Corp.	300	699
*	IRIS International, Inc.	2,600	41,132
* #	Isis Pharmaceuticals, Inc.	12,900	182,406
* #	Ista Pharmaceuticals, Inc.	3,920	8,036
* #	Javelin Pharmaceuticals, Inc.	5,600	15,792
	Johnson & Johnson	349,393	23,318,489
*	Kendle International, Inc.	1,900	71,801
*	Kensey Nash Corp.	1,640	48,183
*	Kindred Healthcare, Inc.	5,200	143,468
* #	Kinetic Concepts, Inc.	9,070	393,910
*	King Pharmaceuticals, Inc.	33,400	342,684
* #	Kosan Biosciences, Inc.	5,007	27,138
* #	K-V Pharmaceutical Co. Class A	4,950	123,799
* #	La Jolla Pharmaceutical Co.	5,000	9,550
*	Laboratory Corp. of America Holdings	14,300	1,055,197
	Landauer, Inc.	1,220	72,968
*	Langer, Inc.	1,756	2,511
*	Lannet Co., Inc.	3,087	12,039
	LCA-Vision, Inc.	2,150	17,866
*	Lexicon Pharmaceuticals, Inc.	15,800	33,338
*	LHC Group, Inc.	1,063	23,035
* #	LifePoint Hospitals, Inc.	1,812	57,966
*	Ligand Pharmaceuticals, Inc. Class B	11,196	39,298
*	Lincare Holdings, Inc.	10,372	270,294
* #	Luminex Corp.	4,924	109,510
*	Magellan Health Services, Inc.	5,711	229,868
* #	Mannkind Corp.	3,700	11,100

29

* #	Martek Biosciences Corp.	4,800	181,248
*	Matrixx Initiatives, Inc.	1,200	19,824
*	Maxygen, Inc.	5,900	34,751
	McKesson Corp.	37,110	2,139,391
*	Medarex, Inc.	13,468	117,306
*	MedCath Corp.	2,648	57,462
*	Medco Health Solutions, Inc.	65,800	3,188,010
*	Medical Action Industries, Inc.	2,600	34,528
*	Medical Staffing Network Holdings, Inc.	4,676	19,499
	Medicis Pharmaceutical Corp. Class A	7,660	182,155
* #	Medivation, Inc.	3,450	52,336
*	MEDTOX Scientific, Inc.	1,100	16,016
	Medtronic, Inc.	143,430	7,267,598
#	Mentor Corp.	3,975	125,252
	Merck & Co., Inc.	268,424	10,457,799
#	Meridian Bioscience, Inc.	5,575	163,515
*	Merit Medical Systems, Inc.	3,511	55,895
*	Metabasis Therapeutics, Inc.	3,400	6,018
*	Metropolitan Health Networks, Inc.	6,900	14,835
* #	Micromet, Inc.	6,715	16,250
* #	Micrus Endovascular Corp.	1,780	20,132
* #	MiddleBrook Pharmaceuticals, Inc.	9,300	44,454
*	Millipore Corp.	7,217	524,315
* #	Minrad International, Inc.	5,300	11,978
*	Molecular Insight Pharmaceuticals, Inc.	6,835	48,118
* #	Molina Healthcare, Inc.	4,100	123,656
*	Momenta Pharmaceuticals, Inc.	5,300	67,946
*	MTS Medication Technologies	1,095	9,855
* #	MWI Veterinary Supply, Inc.	1,600	61,312
#	Mylan, Inc.	37,425	499,624
* #	Myriad Genetics, Inc.	5,600	271,152
* #	Nabi Biopharmaceuticals	6,800	28,152
* #	Nastech Pharmaceutical Co., Inc.	3,000	3,570
	National Healthcare Corp.	1,791	93,580
	National Research Corp.	200	6,358
*	Natus Medical, Inc.	2,800	60,368
* #	Nektar Therapeutics	12,000	53,520
*	Neogen Corp.	1,950	51,363
* #	Neurocrine Biosciences, Inc.	5,200	25,636
* #	Neurogen Corp.	3,993	3,314
*	Neurometric, Inc.	1,300	2,782
* #	Nighthawk Radiology Holdings, Inc.	3,700	28,231
*	NMT Medical, Inc.	900	4,311
* #	Northstar Neuroscience, Inc.	2,800	4,732
*	Novacea, Inc.	676	2,190
* #	NovaMed, Inc.	3,861	15,174
* #	Novavax, Inc.	8,100	24,300
* #	Noven Pharmaceuticals, Inc.	2,800	34,272
* #	NPS Pharmaceuticals, Inc.	5,995	26,977
*	Nutraceutical International Corp.	1,500	19,845
* #	NuVasive, Inc.	4,730	200,221
*	Nuvelo, Inc.	33	25
* #	NxStage Medical, Inc.	4,300	20,855
*	Odyssey Healthcare, Inc.	4,450	48,549
	Omnicare, Inc.	11,400	279,072

30

* #	Omnicell, Inc.	4,100	54,448
* #	Omrix Biopharmaceuticals, Inc.	2,100	38,199
*	Onyx Pharmaceuticals, Inc.	6,700	236,778
*	Optimer Pharmaceuticals, Inc.	1,500	11,130
*	OraSure Technologies, Inc.	5,500	29,920
*	Orchid Cellmark, Inc.	4,500	12,735
*	OSI Pharmaceuticals, Inc.	7,400	261,220
* #	Osiris Therapeutics, Inc.	4,200	58,842
*	Osteotech, Inc.	2,000	12,240
	Owens & Minor, Inc.	5,300	251,644
*	Oxigene, Inc.	4,200	6,930
* #	Pain Therapeutics, Inc.	5,700	46,341
* #	Palomar Medical Technologies, Inc.	2,000	22,120
*	Par Pharmaceutical Companies, Inc.	4,970	90,653
*	Parexel International Corp.	7,591	186,663
*	Patterson Companies, Inc.	15,900	540,759
*	PDI, Inc.	800	6,600
	PDL BioPharma, Inc.	13,500	138,375
*	Pediatrix Medical Group, Inc.	6,200	333,746
* #	Penwest Pharmaceuticals Co.	2,500	7,800
	PerkinElmer, Inc.	16,160	457,005
	Perrigo Co.	12,467	456,417
	Pfizer, Inc.	854,443	16,542,016
	Pharmaceutical Products Development Service, Inc.	15,586	689,057
*	Pharmanet Development Group, Inc.	2,550	43,044
*	Phase Forward, Inc.	3,493	60,569
*	PHC, Inc.	4,100	11,480
*	Pipex Pharmaceuticals, Inc.	133	123
* #	Pozen, Inc.	4,100	56,334
* #	Progenics Pharmaceuticals, Inc.	3,400	55,692
*	Prospect Medical Holdings, Inc.	1,583	5,825
*	Providence Service Corp.	1,740	46,023
* #	ProxyMed, Inc.	700	742
*	PSS World Medical, Inc.	9,005	164,071
	Psychemedics Corp.	688	11,152
* #	Psychiatric Solutions, Inc.	6,900	251,643
*	QuadraMed Corp.	900	1,836
	Quest Diagnostics, Inc.	24,970	1,258,738
*	Questcor Pharmaceuticals, Inc.	2,200	11,198
*	Quidel Corp.	4,170	71,182
* #	Quigley Corp.	1,100	5,962
* #	RadNet, Inc.	4,330	28,232
* #	Regeneration Technologies, Inc.	6,924	68,894
*	Regeneron Pharmaceuticals, Inc.	10,400	206,960
*	RehabCare Group, Inc.	2,300	39,031
*	Repligen Corp.	4,499	25,959
* #	Repros Therapeutics, Inc.	2,053	20,366
*	Res-Care, Inc.	4,200	80,094
*	ResMed, Inc.	9,900	389,961
* #	Rigel Pharmaceuticals, Inc.	4,900	114,366
*	Rochester Medical Corp.	1,392	17,358
* #	Rockwell Medical Technologies, Inc.	1,400	8,526
* #	Salix Pharmaceuticals, Ltd.	5,200	39,936
* #	Sangamo BioSciences, Inc.	5,500	60,940
*	Santarus, Inc.	6,600	16,038

31

* #	Savient Pharmaceuticals, Inc.	7,600	202,464
	Schering-Plough Corp.	188,093	3,837,097
*	SciClone Pharmaceuticals, Inc.	400	716
#	Sciele Pharma, Inc.	5,036	110,339
* #	Seattle Genetics, Inc.	9,620	89,947
* #	Senomyx, Inc.	3,700	19,129
*	Sepracor, Inc.	4,100	88,601
*	Sequenom, Inc.	5,679	43,672
*	SGX Pharmaceuticals, Inc.	2,500	3,450
* #	Sirona Dental Systems, Inc.	7,850	232,831
* #	Somanetics Corp.	1,900	33,592
* #	Somaxon Pharmaceuticals, Inc.	2,400	10,200
*	Sonic Innovations, Inc.	4,200	16,800
* #	SonoSite, Inc.	2,100	64,512
*	Spectranetics Corp.	4,000	43,600
* #	Spectrum Pharmaceuticals, Inc.	3,200	5,760
*	St. Jude Medical, Inc.	43,866	1,787,539
* #	Staar Surgical Co.	2,359	7,903
* #	Stereotaxis, Inc.	4,200	22,134
#	Steris Corp.	8,200	248,050
*	Strategic Diagnostics, Inc.	3,491	12,917
	Stryker Corp.	52,460	3,386,293
* #	Sun Healthcare Group, Inc.	5,300	76,108
*	SunLink Health Systems, Inc.	100	485
*	Sunrise Senior Living, Inc.	6,698	177,363
* #	SuperGen, Inc.	7,300	18,323
* #	SurModics, Inc.	2,600	116,584
*	SXC Health Solutions Corp.	214	3,486
*	Symmetry Medical, Inc.	4,900	72,569
*	Synovis Life Technologies, Inc.	1,700	33,286
* #	Synta Pharmaceuticals Corp.	3,900	27,300
*	Targacept, Inc.	3,900	30,888
*	Techne Corp.	5,233	410,790
* #	Telik, Inc.	2,900	6,293
*	Tenet Healthcare Corp.	62,600	369,340
* #	Tercica, Inc.	5,500	23,430
* #	The Medicines Co.	6,600	120,780
*	Thermo Fisher Scientific, Inc.	53,264	3,143,641
* #	Third Wave Technologies, Inc.	6,000	63,660
* #	Thoratec Corp.	7,860	129,926
* #	Titan Pharmaceuticals, Inc.	5,800	8,874
*	Torreypines Therapeutics, Inc.	3,073	4,087
#	Trimeris, Inc.	2,800	16,632
*	TriZetto Group, Inc.	5,400	115,938
*	U.S. Physical Therapy, Inc.	2,200	37,752
* #	United Therapeutics Corp.	2,880	275,069
	UnitedHealth Group, Inc.	157,234	5,378,975
	Universal Health Services, Inc.	6,400	416,000
* #	Uroplasty, Inc.	1,745	6,282
	Utah Medical Products, Inc.	276	7,728
#	Valeant Pharmaceuticals International	11,465	187,682
*	Vanda Pharmaceuticals, Inc.	100	468
*	Varian Medical Systems, Inc.	16,130	766,820
*	Varian, Inc.	3,800	210,862
*	Vascular Solutions, Inc.	2,000	12,900

32

* #	VCA Antech, Inc.	9,700	304,289
* #	Vertex Pharmaceuticals, Inc.	18,600	532,518
* #	Vical, Inc.	6,307	20,119
* #	ViroPharma, Inc.	10,700	102,613
* #	Vital Images, Inc.	2,500	38,625
	Vital Signs, Inc.	1,853	105,232
*	Vivus, Inc.	8,200	56,088
*	Vnus Medical Technologies	2,100	36,855
*	Volcano Corp.	5,200	72,488
*	Waters Corp.	12,530	770,846
*	Watson Pharmaceuticals, Inc.	14,300	408,408
* #	WebMD Health Corp. Class A	1,200	36,036
*	WellPoint, Inc.	69,646	3,887,640
	West Pharmaceutical Services, Inc.	4,295	203,712
*	Wright Medical Group, Inc.	4,917	145,986
	Wyeth	169,304	7,528,949
*	Xenoport, Inc.	3,400	147,152
* #	XOMA, Ltd.	8,500	17,000
	Young Innovations, Inc.	600	12,276
*	Zimmer Holdings, Inc.	30,018	2,185,310
*	Zoll Medical Corp.	2,700	97,875
* #	Zymogenetics, Inc.	7,900	71,258
Total Health Care			224,071,512

Industrials — (11.6%)
* #	3-D Systems Corp.	2,800	25,648
	3M Co.	90,211	6,996,765
*	A. T. Cross Co. Class A	1,445	11,863
	A.O. Smith Corp.	3,120	112,788
	AAON, Inc.	2,250	47,295
* #	AAR Corp.	5,430	104,690
#	ABM Industries, Inc.	7,200	157,176
* #	Acco Brands Corp.	6,818	104,588
* #	Accuride Corp.	2,900	22,475
	Aceto Corp.	1,500	11,805
*	Active Power, Inc.	6,350	8,890
	Actuant Corp.	7,140	260,681
#	Acuity Brands, Inc.	5,282	281,267
	Administaff, Inc.	2,800	78,176
*	Aerosonic Corp.	100	342
*	AGCO Corp.	11,874	717,546
*	Air Transport Services Group, Inc.	2,800	4,620
* #	Airtran Holdings, Inc.	11,500	34,500
	Alamo Group, Inc.	1,589	36,785
* #	Alaska Air Group, Inc.	4,116	80,385
	Albany International Corp. Class A	3,900	134,979
	Alexander & Baldwin, Inc.	5,300	272,791
*	Allegiant Travel Co.	2,300	48,070
* #	Alliant Techsystems, Inc.	4,350	472,236
* #	Allied Defense Group, Inc.	700	4,970
*	Allied Waste Industries, Inc.	51,677	696,089
* #	Amerco, Inc.	3,000	178,530
	American Ecology Corp.	2,200	63,184
#	American Railcar Industries, Inc.	3,464	72,502
*	American Reprographics Co.	6,045	110,563

33

#	American Science & Engineering, Inc.	1,100	56,342
* #	American Superconductor Corp.	5,504	194,181
#	American Woodmark Corp.	1,700	38,301
	Ameron International Corp.	1,200	137,604
	Ametek, Inc.	13,315	683,060
	Ampco-Pittsburgh Corp.	1,291	60,238
* #	AMR Corp.	24,000	172,560
#	Amrep Corp.	786	39,308
	Angelica Corp.	1,300	28,223
	Apogee Enterprises, Inc.	3,400	80,716
* #	Applied Energetics, Inc.	3,200	6,496
	Applied Industrial Technologies, Inc.	2,475	68,087
	Applied Signal Technologies, Inc.	2,100	32,487
*	Argan, Inc.	1,600	19,800
*	Argon ST, Inc.	2,900	70,006
#	Arkansas Best Corp.	3,830	142,323
* #	Astec Industries, Inc.	3,360	130,738
*	Astronics Corp.	1,037	18,075
* #	Atlas Air Worldwide Holding, Inc.	2,825	174,868
	Avery Dennison Corp.	12,011	619,527
*	Avis Budget Group, Inc.	11,696	162,808
*	Axsys Technologies, Inc.	1,500	88,740
* #	AZZ, Inc.	1,630	51,149
	B.F. Goodrich Co.	15,702	1,017,647
	Badger Meter, Inc.	1,900	93,385
*	Baker (Michael) Corp.	1,199	26,942
	Baldor Electric Co.	4,500	158,400
*	Baldwin Technology Co., Inc. Class A	2,868	9,034
	Barnes Group, Inc.	7,309	233,449
	Barrett Business Services, Inc.	1,200	15,780
*	BE Aerospace, Inc.	11,600	405,420
* #	Beacon Roofing Supply, Inc.	3,800	46,398
	Belden, Inc.	6,600	276,474
*	Blount International, Inc.	6,400	89,664
#	BlueLinx Holdings, Inc.	4,700	22,372
	Boeing Co.	93,530	7,741,478
	Brady Co. Class A	6,120	236,905
	Briggs & Stratton Corp.	7,176	105,846
*	BTU International, Inc.	1,200	14,112
	Bucyrus International, Inc.	9,758	690,671
* #	Builders FirstSource, Inc.	2,600	19,032
	Burlington Northern Santa Fe Corp.	43,695	4,939,720
#	C&D Technologies, Inc.	4,600	28,428
	C.H. Robinson Worldwide, Inc.	21,970	1,417,065
*	Cano Petroleum, Inc.	5,800	46,400
* #	Capstone Turbine Corp.	22,255	83,679
	Carlisle Companies, Inc.	6,800	227,324
#	Cascade Corp.	1,500	75,540
*	Casella Waste Systems, Inc. Class A	3,200	35,712
	Caterpillar, Inc.	78,910	6,521,122
*	CBIZ, Inc.	7,800	66,456
	CDI Corp.	2,900	82,650
*	CECO Environmental Corp.	2,100	13,335
*	Celadon Group, Inc.	3,250	37,050
* #	Cenveo, Inc.	6,400	74,752

34

*	Ceradyne, Inc.	3,275	141,251
*	Chart Industries, Inc.	3,800	159,182
	Chase Corp.	1,500	28,125
* #	ChoicePoint, Inc.	8,885	432,522
	Cintas Corp.	20,910	617,263
	CIRCOR International, Inc.	2,404	128,398
	Clarcor, Inc.	6,820	296,124
*	Clean Harbors, Inc.	2,900	205,987
* #	Coleman Cable, Inc.	1,000	11,100
*	Columbus McKinnon Corp.	2,740	78,117
	Comfort Systems USA, Inc.	5,689	75,607
*	Commercial Vehicle Group, Inc.	2,400	33,456
*	COMSYS IT Partners, Inc.	2,000	20,080
* #	Consolidated Graphics, Inc.	1,600	87,888
* #	Continental Airlines, Inc.	10,600	152,746
#	Con-way, Inc.	5,730	279,681
	Cooper Industries, Ltd.	18,416	858,738
*	Copart, Inc.	11,599	521,955
	Corporate Executive Board Co.	4,300	194,231
*	Corrections Corp. of America	16,200	417,636
* #	CoStar Group, Inc.	2,500	117,250
*	Covanta Holding Corp.	20,010	559,680
*	Covenant Transport Group Class A	100	474
*	CPI Aerostructures, Inc.	1,400	11,046
* #	CRA International, Inc.	1,500	52,305
	Crane Co.	7,940	362,461
* #	Crocs, Inc.	9,100	92,911
	CSX Corp.	50,700	3,501,342
	Cubic Corp.	3,600	91,008
	Cummins, Inc.	25,024	1,762,190
	Curtiss-Wright Corp.	5,930	305,454
	Danaher Corp.	38,320	2,995,858
#	Deere & Co.	54,868	4,462,963
*	Delta Air Lines, Inc.	31,800	195,570
	Deluxe Corp.	6,090	137,208
#	Diamond Management & Technology Consultants, Inc.	3,500	18,550
* #	Document Securities Systems, Inc.	1,600	9,152
* #	Dollar Thrifty Automotive Group, Inc.	1,600	22,400
	Donaldson Co., Inc.	10,900	561,132
* #	Double Eagle Petroleum Co.	1,642	32,544
	Dover Corp.	24,554	1,327,880
	DRS Technologies, Inc.	5,520	434,866
*	Ducommun, Inc.	1,300	41,171
*	DXP Enterprises, Inc.	900	37,026
*	Dynamex, Inc.	1,200	30,084
	Dynamic Materials Corp.	1,400	60,732
*	DynCorp International, Inc. Class A	6,580	112,452
#	Eagle Bulk Shipping, Inc.	6,545	218,210
* #	Eagle Test Systems, Inc.	3,200	36,896
	Eastern Co.	600	9,873
	Eaton Corp.	21,599	2,088,191
	Electro Rent Corp.	3,600	50,832
*	EMCOR Group, Inc.	9,190	269,727
	Emerson Electric Co.	100,892	5,869,897
#	Encore Wire Corp.	3,200	72,480

35

* #	Energy Conversion Devices, Inc.	5,400	342,792
* #	Energy Focus, Inc.	2,200	5,236
*	EnerSys	7,200	224,712
* #	ENGlobal Corp.	3,300	33,891
	Ennis, Inc.	3,900	73,671
*	EnPro Industries, Inc.	2,876	115,328
	Equifax, Inc.	16,869	643,721
*	ESCO Technologies, Inc.	3,436	176,988
*	Esterline Technologies Corp.	4,015	248,649
* #	Evergreen Solar, Inc.	14,400	149,760
* #	Exide Technologies	9,205	151,790
	Expeditors International of Washington, Inc.	27,566	1,297,807
*	Exponent, Inc.	2,100	68,502
* #	ExpressJet Holdings, Inc.	4,000	8,120
#	Fastenal Co.	19,206	949,545
	Federal Signal Corp.	6,198	83,549
	FedEx Corp.	35,900	3,292,389
*	First Solar, Inc.	16,890	4,518,751
* #	Flanders Corp.	3,983	28,518
*	Flow International Corp.	5,297	53,818
	Flowserve Corp.	7,500	1,038,900
	Fluor Corp.	11,153	2,080,592
	Forward Air Corp.	3,601	133,417
*	Foster Wheeler, Ltd.	15,200	1,157,784
#	Franklin Electric Co., Inc.	3,100	125,550
	Freightcar America, Inc.	1,800	78,480
*	FTI Consulting, Inc.	6,525	391,892
* #	Fuel Tech, Inc.	500	12,720
* #	FuelCell Energy, Inc.	6,300	63,819
*	Furmanite Corp.	4,200	38,094
	G & K Services, Inc. Class A	2,900	101,471
*	Gardner Denver Machinery, Inc.	7,191	381,554
	GATX Corp.	6,300	310,653
* #	Gehl Co.	800	12,800
#	Genco Shipping & Trading, Ltd.	1,900	133,456
#	Gencorp, Inc.	7,446	61,951
* #	General Cable Corp.	6,730	476,484
	General Dynamics Corp.	51,090	4,707,944
	General Electric Co.	1,290,389	39,640,750
* #	Genesee & Wyoming, Inc.	4,325	176,547
*	GeoEye, Inc.	2,626	44,773
* #	GeoPetro Resources Co.	3,000	7,410
*	Global Cash Access, Inc.	9,600	68,640
#	Gorman-Rupp Co.	2,118	92,980
*	GP Strategies Corp.	2,286	22,769
	Graco, Inc.	8,025	324,210
* #	Graftech International, Ltd.	13,488	356,083
	Graham Corp.	1,000	68,440
#	Granite Construction, Inc.	6,100	222,406
#	Greenbrier Companies, Inc.	2,200	57,750
* #	Griffon Corp.	3,400	30,736
	Hardinge, Inc.	1,430	20,092
	Harsco Corp.	10,988	695,760
*	Hawaiian Holdings, Inc.	5,600	40,992
	Healthcare Services Group, Inc.	6,070	107,075

36

#	Heartland Express, Inc.	13,058	201,093
#	Heico Corp.	1,500	76,095
	Heico Corp. Class A	2,090	82,806
#	Heidrick & Struggles International, Inc.	2,500	71,625
	Herman Miller, Inc.	7,100	176,080
*	Hexcel Corp.	11,000	291,060
*	Hill International, Inc.	5,000	80,750
	Hi-Shear Technology Corp.	1,200	14,220
#	HNI Corp.	5,200	130,416
* #	Hoku Scientific, Inc.	2,500	19,250
	Honeywell International, Inc.	92,950	5,541,679
#	Horizon Lines, Inc. Class A	4,190	52,668
	Houston Wire & Cable Co.	2,400	51,792
* #	HQ Sustainable Maritime Industries, Inc.	1,500	23,025
*	Hub Group, Inc. Class A	4,600	165,968
#	Hubbell, Inc. Class A	54	2,853
#	Hubbell, Inc. Class B	5,800	271,266
*	Hudson Highland Group, Inc.	3,120	39,094
* #	Hurco Companies, Inc.	900	32,607
*	Huron Consulting Group, Inc.	2,350	125,937
*	Huttig Building Products, Inc.	2,100	4,914
*	ICT Group, Inc.	1,500	15,900
	IDEX Corp.	9,915	385,099
*	IHS, Inc.	6,317	376,241
*	II-VI, Inc.	4,000	156,440
	IKON Office Solutions, Inc.	15,764	190,587
	Illinois Tool Works, Inc.	64,521	3,464,778
*	Industrial Distribution Group, Inc.	100	1,208
* #	Innerworkings, Inc.	6,160	79,033
* #	Innovative Solutions & Support, Inc.	1,900	14,706
* #	Insituform Technologies, Inc. Class A	3,700	68,228
	Insteel Industries, Inc.	2,600	41,678
*	Integrated Electrical Services, Inc.	2,000	36,520
* #	InterDigital, Inc.	6,000	149,940
*	Interline Brands, Inc.	3,781	67,529
*	Intersections, Inc.	2,400	22,512
	ITT Industries, Inc.	22,885	1,510,410
	J.B. Hunt Transport Services, Inc.	16,200	564,408
*	Jacobs Engineering Group, Inc.	15,323	1,452,314
* #	JetBlue Airways Corp.	15,600	61,932
	Joy Global, Inc.	13,915	1,172,060
*	Kadant, Inc.	900	24,057
	Kaman Corp. Class A	3,500	90,650
*	Kansas City Southern	10,665	532,823
	Kaydon Corp.	3,616	220,974
	KBR, Inc.	28,301	982,328
	Kelly Services, Inc. Class A	4,411	92,631
*	Kenexa Corp.	2,100	42,294
	Kennametal, Inc.	9,845	380,509
*	Key Technology, Inc.	844	30,865
*	Kforce, Inc.	4,800	44,400
* #	Kirby Corp.	7,000	389,620
#	Knight Transportation, Inc.	10,256	187,275
	Knoll, Inc.	5,546	82,247
* #	Korn/Ferry International	6,900	115,920

37

*	K-Tron International, Inc.	458	62,645
	L-3 Communications Holdings, Inc.	15,492	1,663,686
*	LaBarge, Inc.	2,598	34,294
*	Ladish Co., Inc.	1,800	58,518
	Landstar Systems, Inc.	6,700	373,324
	Lawson Products, Inc.	200	5,198
*	Layne Christensen Co.	2,630	134,472
*	Learning Tree International, Inc.	2,492	44,108
*	LECG Corp.	3,300	33,330
	Lennox International, Inc.	8,000	257,760
	Lincoln Electric Holdings, Inc.	5,571	459,496
#	Lindsay Corp.	1,500	157,500
*	LMI Aerospace, Inc.	2,000	41,600
	Lockheed Martin Corp.	50,310	5,505,926
	LSI Industries, Inc.	2,625	27,930
*	Lydall, Inc.	600	9,204
* #	M&F Worldwide Corp.	3,100	110,949
*	Mac-Gray Corp.	400	4,208
*	Magnetek, Inc.	5,200	23,400
*	MAIR Holdings, Inc.	700	2,940
*	Manitex International, Inc.	1,533	8,294
	Manpower, Inc.	10,391	654,633
*	Marten Transport, Ltd.	2,939	52,667
#	Masco Corp.	49,460	916,988
	McGrath Rentcorp.	3,434	94,881
* #	Medis Technologies, Ltd.	100	619
* #	Mesa Air Group, Inc.	1,600	1,152
	Met-Pro Corp.	2,060	27,769
*	Mettler Toledo International, Inc.	4,420	458,354
* #	MFRI, Inc.	1,091	17,009
* #	Microvision, Inc.	7,300	25,258
* #	Middleby Corp.	2,200	125,598
*	Milacron, Inc.	300	384
*	Miller Industries, Inc.	1,500	16,785
	Mine Safety Appliances Co.	4,700	193,828
* #	Mobile Mini, Inc.	4,800	116,016
* #	Monster Worldwide, Inc.	15,400	380,226
* #	Moog, Inc. Class A	5,425	245,970
*	Moog, Inc. Class B	116	5,249
	MSC Industrial Direct Co., Inc. Class A	5,867	319,752
*	MTC Technologies, Inc.	1,900	45,277
	Mueller Industries, Inc.	5,385	192,729
	Mueller Water Products, Inc. Class B	10,861	107,524
	Multi-Color Corp.	1,543	34,332
	NACCO Industries, Inc. Class A	700	60,802
*	National Technical Systems, Inc.	1,200	6,660
*	Navigant Consulting, Inc.	6,357	128,094
* #	NCI Building Systems, Inc.	2,400	74,976
	Nordson Corp.	4,309	309,602
	Norfolk Southern Corp.	49,533	3,337,534
*	North America Galvanizing & Coatings, Inc.	1,350	10,382
	Northrop Grumman Corp.	42,488	3,206,144
*	Northwest Airlines Corp.	5,700	40,242
* #	Odyssey Marine Exploration, Inc.	600	2,946
*	Old Dominion Freight Line, Inc.	5,386	162,549

38

#	Omega Flex, Inc.	1,444	25,891
*	On Assignment, Inc.	5,200	43,368
*	Orbital Sciences Corp.	7,600	197,296
#	Oshkosh Truck Corp. Class B	9,240	373,388
*	Owens Corning, Inc.	7,002	180,862
*	P.A.M. Transportation Services, Inc.	1,300	19,058
	Paccar, Inc.	42,111	2,248,306
	Pacer International, Inc.	6,340	142,396
	Pall Corp.	16,079	656,184
	Parker Hannifin Corp.	21,253	1,799,492
*	Park-Ohio Holdings Corp.	1,300	19,526
* #	Patriot Transportation Holding, Inc.	25	2,247
*	Peerless Manufacturing Co.	500	23,230
	Pentair, Inc.	13,492	505,006
*	Perini Corp.	3,200	123,168
* #	PHH Corp.	6,058	114,072
*	Pike Electric Corp.	4,898	76,360
* #	Pinnacle Airlines Corp.	2,100	13,671
	Pitney Bowes, Inc.	26,515	962,760
* #	Plug Power, Inc.	11,600	36,424
	Portec Rail Products, Inc.	1,118	13,584
*	Powell Industries, Inc.	1,600	85,552
* #	Power-One, Inc.	10,900	33,136
	Precision Castparts Corp.	17,049	2,059,519
* #	Protection One, Inc.	3,276	27,879
*	Quality Distribution, Inc.	2,104	7,364
*	Quanex Building Products Corp.	4,970	87,472
* #	Quanta Services, Inc.	22,182	710,711
	Quixote Corp.	1,000	10,200
	R. R. Donnelley & Sons Co.	29,142	956,732
	Raven Industries, Inc.	2,448	92,412
	Raytheon Co.	54,530	3,482,286
*	RBC Bearings, Inc.	3,000	113,040
*	RCM Technologies, Inc.	1,300	5,616
	Regal-Beloit Corp.	3,500	162,750
*	Republic Airways Holdings, Inc.	5,300	64,554
	Republic Services, Inc.	23,750	782,088
	Resources Connection, Inc.	5,900	123,959
	Robbins & Myers, Inc.	4,500	182,205
	Robert Half International, Inc.	20,600	506,348
	Rockwell Automation, Inc.	17,830	1,043,947
	Rockwell Collins, Inc.	21,300	1,307,181
	Rollins, Inc.	13,320	211,921
	Roper Industries, Inc.	11,630	756,415
*	Rush Enterprises, Inc. Class A	3,300	53,394
*	Rush Enterprises, Inc. Class B	400	6,016
	Ryder System, Inc.	7,669	563,135
*	Saia, Inc.	750	10,433
	Schawk, Inc.	4,199	70,291
* #	School Specialty, Inc.	2,700	84,753
*	Shaw Group, Inc.	10,300	628,300
*	SIFCO Industries, Inc.	400	5,140
#	Simpson Manufacturing Co., Inc.	5,300	139,814
	Skywest, Inc.	7,780	120,279
*	SL Industries, Inc.	956	14,053

39

	Southwest Airlines Co.	99,237	1,296,035
*	Sparton Corp.	200	920
* #	Spherion Corp.	3,400	17,102
* #	Spire Corp.	1,300	18,694
	SPX Corp.	6,839	908,766
*	Standard Parking Corp.	2,600	55,744
	Standard Register Co.	2,800	33,264
	Standex International Corp.	1,920	39,648
*	Stanley, Inc.	5,000	157,800
	Steelcase, Inc. Class A	11,122	140,137
*	Stericycle, Inc.	11,300	658,790
*	Sterling Construction Co., Inc.	2,400	47,736
	Sun Hydraulics, Inc.	2,290	91,852
*	Superior Essex, Inc.	2,900	126,150
* #	Synutra International, Inc.	900	29,529
	Sypris Solutions, Inc.	3,211	14,417
	TAL International Group, Inc.	4,578	123,011
*	Taleo Corp. Class A	3,198	63,288
* #	Taser International, Inc.	8,500	59,755
*	Team, Inc.	2,500	80,100
	Technology Research Corp.	200	600
	Tecumseh Products Co. Class A	900	31,419
*	Teledyne Technologies, Inc.	4,800	267,264
	Teleflex, Inc.	5,020	296,732
*	TeleTech Holdings, Inc.	7,700	198,968
	Tennant Co.	2,400	84,408
*	Terex Corp.	12,700	906,145
*	Tetra Tech, Inc.	7,565	200,019
	Textron, Inc.	30,664	1,918,033
*	The Advisory Board Co.	2,300	106,191
	The Brink’s Co.	6,100	442,128
	The Dun & Bradstreet Corp.	7,420	678,040
*	The Geo Group, Inc.	6,700	154,033
	The Manitowoc Co., Inc.	17,020	662,078
* #	Thomas & Betts Corp.	6,500	276,055
	Thomas Group, Inc.	900	2,313
	Timken Co.	12,775	467,948
#	Titan International, Inc.	3,600	142,308
	Todd Shipyards Corp.	700	10,248
	Toro Co.	5,140	200,871
*	Trailer Bridge, Inc.	1,489	9,202
	Trane, Inc.	23,200	1,076,944
*	TransDigm Group, Inc.	6,086	265,350
* #	TRC Companies, Inc.	3,000	15,540
	Tredegar Industries, Inc.	4,360	63,700
* #	Trex Co., Inc.	2,100	23,520
#	Trinity Industries, Inc.	10,990	448,942
	Triumph Group, Inc.	600	37,314
*	TrueBlue, Inc.	4,000	58,240
*	TurboChef Technologies, Inc.	3,600	24,228
	Twin Disc, Inc.	1,200	22,800
*	U.S. Home Systems, Inc.	1,400	6,580
	UAL Corp.	13,050	111,447
* #	Ultralife Batteries, Inc.	2,100	26,523
	Union Pacific Corp.	66,674	5,487,937

40

	United Parcel Service, Inc.	87,730	6,230,585
*	United Rentals, Inc.	8,700	179,133
*	United Stationers, Inc.	3,300	139,722
	United Technologies Corp.	122,918	8,732,095
	Universal Forest Products, Inc.	2,400	81,432
*	Universal Security Instruments, Inc.	400	2,540
* #	Universal Truckload Services, Inc.	2,268	55,248
*	UQM Technologies, Inc.	2,500	6,325
*	URS Corp.	10,100	482,881
* #	US Airways Group, Inc.	783	3,101
*	USA Truck, Inc.	1,300	16,614
*	USG Corp.	12,990	442,310
	Valmont Industries, Inc.	3,300	378,972
*	Versar, Inc.	1,500	7,800
	Viad Corp.	2,850	93,993
	Vicor Corp.	3,500	39,515
*	Volt Information Sciences, Inc.	3,300	49,368
	VSE Corp.	800	27,496
	W.W. Grainger, Inc.	9,952	908,220
	Wabash National Corp.	3,600	30,888
	Wabtec Corp.	6,100	284,077
	Walter Industries, Inc.	6,600	615,384
* #	Waste Connections, Inc.	8,890	291,859
	Waste Management, Inc.	63,598	2,412,272
#	Watsco, Inc. Class A	3,600	167,400
	Watson Wyatt & Co. Holdings	5,700	333,849
#	Watts Water Technologies, Inc.	4,070	115,425
*	WCA Waste Corp.	2,800	15,428
#	Werner Enterprises, Inc.	10,441	197,753
*	WESCO International, Inc.	5,600	248,136
*	Westaff, Inc.	1,500	3,060
#	Western Refining, Inc.	2,100	26,649
#	Woodward Governor Co.	8,700	350,349
* #	YRC Worldwide, Inc.	6,800	118,728
Total Industrials			240,280,115

Information Technology — (15.2%)
*	3Com Corp.	25,173	63,436
* #	Acacia Research-Acacia Technologies	3,410	18,516
* #	Access Integrated Technologies, Inc.	2,400	5,160
*	ACI Worldwide, Inc.	4,700	81,827
*	Actel Corp.	2,800	48,020
*	ActivIdentity Corp.	5,900	16,756
*	Activision, Inc.	36,688	1,238,220
*	Actuate Corp.	7,600	37,696
	Acxiom Corp.	3,200	46,944
*	Adaptec, Inc.	10,595	34,222
*	ADC Telecommunications, Inc.	10,645	167,552
*	ADDvantage Technologies Group, Inc.	500	1,840
* #	Adept Technology, Inc.	700	5,873
*	Adobe Systems, Inc.	69,465	3,060,628
	Adtran, Inc.	6,928	172,438
*	Advanced Analogic Technologies, Inc.	6,028	42,075
*	Advanced Energy Industries, Inc.	5,695	90,209
*	Advanced Micro Devices, Inc.	50,800	349,504

41

* #	Advent Software, Inc.	3,700	158,989
*	Aehr Test Systems	1,675	14,640
*	Aetrium, Inc.	500	1,565
*	Affiliated Computer Services, Inc. Class A	13,490	731,158
*	Agilent Technologies, Inc.	43,586	1,629,681
#	Agilysys, Inc.	2,000	20,880
*	Airspan Networks, Inc.	107	95
* #	Akamai Technologies, Inc.	27,400	1,069,970
*	Alliance Data Systems Corp.	9,600	576,384
	Altera Corp.	37,700	872,378
*	Amdocs, Ltd.	18,851	609,076
* #	American Commercial Lines, Inc.	10,660	163,524
	American Software, Inc. Class A	2,600	17,004
*	Amkor Technology, Inc.	23,527	250,798
	Amphenol Corp.	22,200	1,035,186
*	Amtech Systems, Inc.	1,300	12,779
* #	Anadigics, Inc.	7,600	93,936
	Analog Devices, Inc.	37,200	1,306,092
*	Anaren, Inc.	2,000	26,020
* #	Anixter International, Inc.	4,800	312,048
*	Ansoft Corp.	3,000	109,440
* #	Ansys, Inc.	10,130	479,149
*	Apple, Inc.	109,444	20,657,555
	Applied Materials, Inc.	160,110	3,171,779
* #	Applied Micro Circuits Corp.	6,625	64,991
* #	Ariba, Inc.	11,700	173,628
*	Arris Group, Inc.	16,461	154,075
*	Arrow Electronics, Inc.	16,555	507,576
*	Art Technology Group, Inc.	16,600	62,250
*	Asyst Technologies, Inc.	5,400	19,170
* #	Atheros Communications	7,151	238,986
	Atlantic Tele-Network, Inc.	2,300	68,908
*	Atmel Corp.	57,507	257,056
*	ATMI, Inc.	4,600	137,678
*	Autobytel, Inc.	4,600	7,682
* #	Autodesk, Inc.	27,180	1,118,729
	Automatic Data Processing, Inc.	62,517	2,691,357
* #	Avid Technology, Inc.	4,701	100,883
*	Avnet, Inc.	19,703	581,633
*	Avocent Corp.	5,646	111,396
	AVX Corp.	23,230	309,424
*	Aware, Inc.	3,300	11,946
*	Axcelis Technologies, Inc.	12,900	73,659
*	AXT, Inc.	5,700	26,334
* #	Bankrate, Inc.	2,420	122,210
* #	BearingPoint, Inc.	20,400	27,744
	Bel Fuse, Inc. Class A	173	5,302
	Bel Fuse, Inc. Class B	1,440	37,714
*	Benchmark Electronics, Inc.	10,001	177,718
*	BigBand Networks, Inc.	7,800	41,340
	Black Box Corp.	2,554	73,300
	Blackbaud, Inc.	5,900	139,594
* #	Blackboard, Inc.	3,830	145,080
*	Blue Coat Systems, Inc.	4,133	74,890
*	BMC Software, Inc.	25,600	1,026,560

42

*	Bookham, Inc.	11,900	24,157
*	Borland Software Corp.	10,100	14,241
*	Bottomline Technologies, Inc.	3,900	38,805
*	Brightpoint, Inc.	10,917	107,532
*	Broadcom Corp.	53,800	1,543,522
	Broadridge Financial Solutions, Inc.	18,005	405,833
*	Brocade Communications Systems, Inc.	49,925	402,396
*	Brooks Automation, Inc.	9,478	96,581
*	BSQUARE Corp.	1,900	9,063
	CA, Inc.	66,440	1,763,318
* #	Cabot Microelectronics Corp.	3,200	118,720
*	CACI International, Inc. Class A	4,435	226,052
*	Cadence Design Systems, Inc.	33,800	392,756
*	CalAmp Corp.	5,615	14,094
*	California Micro Devices Corp.	3,200	11,424
*	Callidus Software, Inc.	3,130	19,030
*	CallWave, Inc.	2,080	5,054
	CAM Commerce Solutions, Inc.	669	24,238
*	Captaris, Inc.	4,088	17,824
*	Cascade Microtech, Inc.	2,100	16,485
	Cass Information Systems, Inc.	1,300	41,301
*	Catalyst Semiconductor, Inc.	2,500	11,250
*	Catapult Communications Corp.	2,755	20,304
*	CEVA, Inc.	3,300	27,621
*	Checkpoint Systems, Inc.	5,700	148,029
*	Cherokee International Corp.	1,757	5,095
*	Chordiant Software, Inc.	3,560	22,855
*	Ciber, Inc.	1,500	10,530
* #	Ciena Corp.	10,217	312,232
*	Cirrus Logic, Inc.	12,400	81,344
*	Cisco Sytems, Inc.	727,780	19,446,282
*	Citrix Systems, Inc.	24,206	828,571
* #	CMGI, Inc.	6,506	97,460
*	CNET Networks, Inc.	20,035	229,401
* #	Cogent, Inc.	11,500	137,655
	Cognex Corp.	6,295	175,379
*	Cognizant Technology Solutions Corp.	35,890	1,266,199
	Cohu, Inc.	3,300	56,463
* #	CommScope, Inc.	9,113	499,848
	Communications Systems, Inc.	1,155	12,763
*	Computer Sciences Corp.	20,573	1,011,163
*	Compuware Corp.	36,116	368,022
*	Comtech Telecommunications Corp.	3,316	153,531
*	Concur Technologies, Inc.	6,050	221,854
* #	Convera Corp.	7,900	10,981
*	Convergys Corp.	17,200	277,436
	Corning, Inc.	195,798	5,353,117
*	CPI International, Inc.	2,100	25,599
*	Credence Systems Corp.	9,700	10,476
* #	Cree, Inc.	12,030	305,803
*	CSG Systems International, Inc.	5,300	70,384
	CTS Corp.	800	8,704
*	Cyberoptics Corp.	1,497	13,413
*	Cybersource Corp.	9,263	179,795
* #	Cymer, Inc.	4,100	126,772

43

*	Cypress Semiconductor Corp.	20,038	558,659
#	Daktronics, Inc.	5,100	102,969
*	Datalink Corp.	2,266	10,764
	Dataram Corp.	175	569
* #	DealerTrack Holdings, Inc.	5,190	109,198
*	Dell, Inc.	264,543	6,100,362
	Diebold, Inc.	7,800	307,788
*	Digi International, Inc.	3,300	29,766
*	Digimarc Corp.	3,229	35,874
*	Digital River, Inc.	4,800	192,288
* #	Diodes, Inc.	5,500	155,265
*	Ditech Networks, Inc.	464	1,104
*	Dolby Laboratories, Inc.	6,130	294,301
*	Dot Hill Systems Corp.	5,900	17,700
*	DSP Group, Inc.	2,420	20,183
* #	DST Systems, Inc.	7,500	475,500
*	DTS, Inc.	2,300	77,050
*	Dycom Industries, Inc.	5,033	86,316
*	Dynamics Research Corp.	1,200	12,864
*	EarthLink, Inc.	14,200	136,320
* #	eBay, Inc.	168,365	5,052,634
*	Ebix, Inc.	369	33,350
* #	Echelon Corp.	5,100	75,276
*	Echostar Holding Corp.	4,734	176,768
* #	EDGAR Online, Inc.	1,900	4,370
*	Edgewater Technology, Inc.	1,300	6,682
*	EFJ, Inc.	2,700	3,996
*	Electro Scientific Industries, Inc.	3,324	52,519
* #	Electroglas, Inc.	181	340
*	Electronic Arts, Inc.	40,420	2,029,084
	Electronic Data Systems Corp.	66,550	1,629,810
*	Electronics for Imaging, Inc.	7,600	125,932
* #	Elixir Gaming Technologies, Inc.	13,000	18,980
* #	eLoyalty Corp.	1,000	8,360
*	EMC Corp.	261,529	4,561,066
* #	EMCORE Corp.	5,664	44,519
*	EMS Technologies, Inc.	2,300	62,974
*	Emulex Corp.	11,660	163,473
*	Endwave Corp.	1,400	9,576
*	Entegris, Inc.	16,312	125,439
*	Entorian Technologies, Inc.	5,200	5,460
*	Entrust, Inc.	7,000	19,600
*	Epicor Software Corp.	7,844	67,302
* #	EPIQ Systems, Inc.	5,058	83,406
*	Equinix, Inc.	4,010	382,915
* #	Euronet Worldwide, Inc.	6,630	129,683
*	Exar Corp.	100	786
*	Excel Technology, Inc.	1,600	41,632
*	Extreme Networks, Inc.	16,300	52,975
*	F5 Networks, Inc.	9,500	285,475
#	Factset Research Systems, Inc.	6,050	391,496
	Fair Isaac Corp.	4,735	119,653
*	Fairchild Semiconductor Corp. Class A	15,834	237,510
* #	FalconStor Software, Inc.	6,200	55,428
* #	Faro Technologies, Inc.	2,330	66,801

44

*	FEI Co.	5,200	121,888
	Fidelity National Information Services, Inc.	26,126	1,052,355
* #	Finisar Corp.	35,300	64,952
*	Fiserv, Inc.	21,600	1,130,976
* #	Flir Systems, Inc.	17,100	674,082
* #	FormFactor, Inc.	6,000	130,980
*	Forrester Research, Inc.	3,400	102,714
* #	FortuNet, Inc.	1,200	7,572
*	Foundry Networks, Inc.	19,493	265,105
	Frequency Electronics, Inc.	1,300	8,710
*	FSI International, Inc.	2,300	4,025
* #	Gartner Group, Inc.	13,900	302,881
*	Gerber Scientific, Inc.	3,100	31,031
	Gevity HR, Inc.	2,800	20,916
	Global Payments, Inc.	10,601	500,579
*	Glu Mobile, Inc.	100	493
*	Goldleaf Financial Solutions, Inc.	1,800	3,690
*	Google, Inc.	28,940	16,953,052
*	Greenfield Online, Inc.	3,780	48,157
* #	GSE Systems, Inc.	2,000	17,200
*	GSI Technology, Inc.	2,262	9,297
*	GTSI Corp.	200	1,538
*	Guidance Software, Inc.	3,393	33,896
*	Hackett Group, Inc.	5,500	29,040
*	Harmonic, Inc.	11,300	108,706
	Harris Corp.	16,640	1,094,579
*	Harris Stratex Networks, Inc. Class A	2,675	30,067
*	Hauppauge Digital, Inc.	500	1,150
#	Heartland Payment Systems, Inc.	4,900	126,469
#	Henry Jack & Associates, Inc.	11,650	277,270
*	Hewitt Associates, Inc. Class A	13,349	522,747
	Hewlett-Packard Co.	335,500	15,788,630
*	hi/fn, Inc.	1,200	6,072
*	Hittite Microwave Corp.	4,220	168,589
*	Hughes Communications, Inc.	2,900	134,531
* #	Hutchinson Technology, Inc.	3,300	47,520
*	Hypercom Corp.	6,381	31,075
* #	I.D. Systems, Inc.	1,087	8,000
* #	i2 Technologies, Inc.	2,266	27,192
#	iBasis, Inc.	5,538	18,552
*	iGATE Capital Corp.	7,000	59,850
* #	iGo, Inc.	4,500	5,850
* #	Ikanos Communications	3,200	11,392
* #	I-many, Inc.	7,975	8,055
	Imation Corp.	1,727	45,178
#	Imergent, Inc.	1,500	17,250
*	Immersion Corp.	3,300	28,281
*	InFocus Corp.	300	513
*	Informatica Corp.	11,800	212,400
	InfoSpace, Inc.	4,910	44,828
	infoUSA, Inc.	7,300	40,953
*	Ingram Micro, Inc.	23,570	427,324
*	Innodata Isogen, Inc.	4,054	12,689
*	Insight Enterprises, Inc.	6,835	91,589
	Integral Systems, Inc.	1,300	51,467

45

*	Integrated Device Technology, Inc.	21,924	247,303
*	Integrated Silicon Solution, Inc.	1,255	7,656
	Intel Corp.	718,888	16,663,824
*	Intelli-Check, Inc.	2,172	5,886
* #	Interactive Intelligence, Inc.	2,300	29,969
* #	Intermec, Inc.	8,000	180,800
* #	Internap Network Services Corp.	5,200	27,404
	International Business Machines Corp.	174,077	22,530,786
*	International Rectifier Corp.	8,475	196,451
*	Internet Brands, Inc.	400	2,836
*	Internet Capital Group, Inc.	3,900	39,234
*	Interphase Corp.	1,500	5,580
	Intersil Corp.	15,600	434,772
*	Intervoice, Inc.	5,200	33,592
*	Interwoven, Inc.	6,650	89,177
*	Intest Corp.	500	898
*	Intevac, Inc.	2,600	29,900
*	IntriCon Corp.	800	6,240
*	Intuit, Inc.	41,130	1,191,125
*	INX, Inc.	758	9,574
*	Iomega Corp.	7,600	29,184
*	iPass, Inc.	7,600	16,340
*	iPCS, Inc.	2,100	63,000
*	IPG Photonics Corp.	2,500	50,225
*	Iron Mountain, Inc.	24,307	729,939
*	Iteris, Inc.	2,900	8,642
* #	Itron, Inc.	4,020	392,272
*	Ixia	6,500	52,585
*	IXYS Corp.	3,820	44,541
*	j2 Global Communications, Inc.	5,950	157,794
	Jabil Circuit, Inc.	22,200	282,384
*	JDA Software Group, Inc.	4,400	89,760
* #	JDS Uniphase Corp.	30,088	372,189
* #	Juniper Networks, Inc.	63,804	1,755,886
*	Jupitermedia Corp.	700	1,302
	Keithley Instruments, Inc.	1,800	18,432
* #	Kemet Corp.	3,400	13,702
*	Key Tronic Corp.	500	1,800
*	Keynote Systems, Inc.	2,500	33,750
	KLA-Tencor Corp.	21,700	1,000,804
*	Kopin Corp.	8,759	26,540
* #	Kratos Defense & Security Solutions, Inc.	9,870	19,247
* #	Kulicke & Soffa Industries, Inc.	6,100	43,188
*	KVH Industries, Inc.	2,400	21,120
* #	L-1 Identity Solutions, Inc.	10,775	170,245
*	Lam Research Corp.	16,000	651,200
*	LaserCard Corp.	1,600	11,712
*	Lattice Semiconductor Corp.	9,800	34,888
* #	Lawson Software, Inc.	25,182	219,587
*	LeCroy Corp.	2,300	19,895
*	Lexmark International, Inc.	12,000	442,320
#	Linear Technology Corp.	27,460	1,009,704
*	Lionbridge Technologies, Inc.	6,800	16,524
*	Littlefuse, Inc.	3,100	117,149
*	Logility, Inc.	500	3,290

46

*	LoJack Corp.	2,500	23,125
*	LookSmart, Ltd.	3,300	14,289
*	Loral Space & Communications, Inc.	2,700	52,353
*	LSI Corp.	91,324	663,925
* #	LTX Corp.	8,740	25,696
* #	Lumera Corp.	2,700	2,754
* #	Luna Innovations, Inc.	1,750	13,703
* #	Macrovision Solutions Corp.	11,112	150,345
*	Magma Design Automation, Inc.	5,300	40,015
*	Management Network Group, Inc.	3,500	5,810
*	Manhattan Associates, Inc.	3,200	81,280
*	ManTech International Corp. Class A	2,740	138,178
#	Marchex, Inc. Class B	3,800	50,236
*	Mastec, Inc.	8,900	104,931
*	Mattson Technology, Inc.	7,100	35,642
#	Maximus, Inc.	2,600	95,602
* #	Maxwell Technologies, Inc.	3,100	42,315
*	McAfee, Inc.	21,440	777,200
*	MEMC Electronic Materials, Inc.	28,992	1,990,591
*	Mentor Graphics Corp.	10,400	121,160
*	Mercury Computer Systems, Inc.	2,900	25,723
*	Merix Corp.	2,500	6,250
	Mesa Laboratories, Inc.	300	6,027
*	Metavante Technologies, Inc.	8,242	209,841
	Methode Electronics, Inc.	5,800	66,352
	Micrel, Inc.	9,400	90,240
#	Microchip Technology, Inc.	23,720	873,845
*	Micron Technology, Inc.	90,211	728,003
* #	Micros Systems, Inc.	10,900	359,373
* #	Microsemi Corp.	10,100	276,740
	Microsoft Corp.	1,108,811	31,401,528
*	MicroStrategy, Inc.	1,200	95,532
*	Microtune, Inc.	7,284	30,447
* #	Midway Games, Inc.	14,900	32,780
*	MIPS Technologies, Inc.	5,300	20,246
*	MIVA, Inc.	3,700	6,290
*	MKS Instruments, Inc.	7,700	181,412
	Mocon, Inc.	535	5,837
*	Moldflow Corp.	2,100	46,200
	Molex, Inc.	2,000	55,680
	Molex, Inc. Class A	9,824	259,845
	MoneyGram International, Inc.	9,300	12,648
*	Monolithic Power Systems	4,300	104,189
* #	MoSys, Inc.	4,600	23,000
	Motorola, Inc.	265,545	2,477,535
*	MPS Group, Inc.	11,005	126,337
* #	MRV Communications, Inc.	9,500	16,910
*	MSC. Software Corp.	6,100	75,457
	MTS Systems Corp.	2,400	90,816
*	Multi-Fineline Electronix, Inc.	3,300	66,165
*	Nanometrics, Inc.	2,340	18,463
*	Napco Security Systems, Inc.	3,325	15,295
	National Instruments Corp.	9,425	299,338
	National Semiconductor Corp.	32,176	677,305
*	NAVTEQ Corp.	11,237	859,743

47

*	NCI, Inc.	1,200	25,200
*	NCR Corp.	23,500	621,810
* #	NeoMagic Corp.	200	150
* #	NetApp, Inc.	35,200	858,176
*	NETGEAR, Inc.	4,900	93,051
* #	Netlogic Microsystems, Inc.	2,900	109,504
*	NetManage, Inc.	683	4,856
*	NetScout Systems, Inc.	4,300	54,653
* #	Network Equipment Technologies, Inc.	2,600	12,714
*	Newport Corp.	4,800	64,224
	NIC, Inc.	7,700	62,832
* #	Novatel Wireless, Inc.	3,700	38,147
*	Novell, Inc.	47,124	333,638
* #	Novellus Systems, Inc.	14,582	348,364
*	Nu Horizons Electronics Corp.	300	1,725
* #	Nuance Communications, Inc.	25,190	496,747
*	NumereX Corp. Class A	700	5,313
*	Nvidia Corp.	66,412	1,640,376
*	Oculus Innovative Sciences, Inc.	1,100	4,389
* #	Omniture, Inc.	8,176	201,538
* #	OmniVision Technologies, Inc.	8,100	131,220
*	ON Semiconductor Corp.	43,414	429,364
*	Online Resources Corp.	4,610	44,717
* #	Onvia, Inc.	1,500	8,340
	Openwave Systems, Inc.	4,833	9,569
*	Oplink Communications, Inc.	2,500	27,700
*	OPNET Technologies, Inc.	3,000	28,350
*	Oracle Corp.	655,233	14,965,522
*	Orthovita, Inc.	9,600	24,000
*	OSI Systems, Inc.	2,450	61,765
*	OYO Geospace Corp.	750	42,315
*	Packeteer, Inc.	212	1,505
*	Palm, Inc.	10,025	60,752
*	PAR Technology Corp.	1,750	16,450
* #	Parametric Technology Corp.	13,360	250,901
	Park Electrochemical Corp.	2,940	86,877
* #	Parkervision, Inc.	2,700	30,132
	Paychex, Inc.	46,440	1,604,502
*	PC Connection, Inc.	3,100	33,759
	PC-Tel, Inc.	2,700	26,703
*	PDF Solutions, Inc.	3,600	20,304
	Pegasystems, Inc.	4,600	56,672
* #	Perficient, Inc.	3,600	38,196
*	Performance Technologies, Inc.	1,357	7,518
*	Pericom Semiconductor Corp.	400	7,496
* #	Perot Systems Corp.	16,135	266,550
*	Pervasive Software, Inc.	2,700	12,609
*	Phoenix Technologies, Ltd.	3,700	39,590
*	Photon Dynamics, Inc.	1,000	12,720
*	Photon Dynamics, Inc.	2,200	22,044
*	Photronics, Inc.	4,300	38,614
*	Planar Systems, Inc.	2,500	8,300
	Plantronics, Inc.	6,100	148,169
*	PLATO Learning, Inc.	2,500	6,575
*	Plexus Corp.	6,403	180,757

48

*	PLX Technology, Inc.	3,466	28,976
* #	PMC-Sierra, Inc.	28,830	245,343
* #	Polycom, Inc.	11,746	292,710
*	Power Integrations, Inc.	4,000	130,520
* #	Powerwave Technologies, Inc.	15,900	64,077
* #	Presstek, Inc.	4,764	29,727
* ●	Price Communications Liquidation Trust	3,605	492
*	Progress Software Corp.	5,600	174,384
	QAD, Inc.	3,700	28,342
*	QLogic Corp.	17,840	281,694
	QUALCOMM, Inc.	199,643	9,690,671
#	Quality Systems, Inc.	3,700	121,841
*	Quantum Corp.	26,180	44,768
*	Quest Software, Inc.	11,900	202,419
*	QuickLogic Corp.	4,500	9,225
*	Rackable Systems, Inc.	3,600	49,176
*	Radiant Systems, Inc.	4,000	54,240
* #	RadiSys Corp.	2,860	28,686
*	Radyne Corp.	2,600	29,146
* #	RAE Systems, Inc.	7,589	10,776
* #	Rambus, Inc.	13,760	284,282
*	Ramtron International Corp.	4,000	17,960
*	RealNetworks, Inc.	20,400	148,920
* #	Red Hat, Inc.	26,394	642,958
	Relm Wireless Corp.	800	1,280
#	Renaissance Learning, Inc.	4,100	61,295
*	RF Micro Devices, Inc.	30,716	122,864
* #	RF Monolithics, Inc.	600	1,320
	Richardson Electronics, Ltd.	800	4,520
*	RightNow Technologies, Inc.	2,500	37,150
*	Rimage Corp.	1,691	29,897
*	Rofin-Sinar Technologies, Inc.	3,900	138,021
*	Rogers Corp.	1,600	62,704
*	Rudolph Technologies, Inc.	4,087	41,115
*	S1 Corp.	6,500	42,510
* #	Saba Software, Inc.	3,400	12,988
*	Safeguard Scientifics, Inc.	1,800	2,484
*	SAIC, Inc.	27,500	548,075
*	Salesforce.com, Inc.	14,810	1,070,911
*	Sandisk Corp.	26,991	764,115
*	Sanmina-SCI Corp.	49,200	73,800
*	Sapient Corp.	17,000	112,200
* #	SAVVIS, Inc.	5,900	98,412
*	ScanSource, Inc.	3,800	113,848
*	Scientific Learning Corp.	1,682	7,535
*	SCM Microsystems, Inc.	1,092	3,243
*	Seachange International, Inc.	2,900	22,794
*	Secure Computing Corp.	9,480	50,528
* #	Semitool, Inc.	4,900	41,111
*	Semtech Corp.	8,006	140,265
*	SI International, Inc.	1,700	41,650
* #	Sigma Designs, Inc.	3,600	66,600
*	Silicon Image, Inc.	11,000	77,330
*	Silicon Laboratories, Inc.	6,900	254,265
*	Silicon Storage Technology, Inc.	12,800	41,600

49

* #	SiRF Technology Holdings, Inc.	6,600	47,982
*	Skyworks Solutions, Inc.	20,100	207,633
*	SM&A	2,749	13,690
*	Smith Micro Software, Inc.	4,600	38,824
	Soapstone Networks, Inc.	1,700	9,061
* #	Sonic Solutions, Inc.	3,834	36,806
*	SonicWALL, Inc.	8,400	67,200
* #	Sonus Networks, Inc.	30,300	129,987
* #	Sourcefire, Inc.	700	5,348
*	Spectrum Control, Inc.	2,000	18,220
*	SPSS, Inc.	2,500	98,425
*	SRA International, Inc.	6,360	149,969
*	SRS Labs, Inc.	2,000	13,920
*	Standard Microsystems Corp.	3,452	112,535
	StarTek, Inc.	2,800	24,220
*	STEC, Inc.	6,827	87,044
* #	Stratasys, Inc.	2,643	57,538
*	SumTotal Systems, Inc.	3,500	16,275
* #	Sun Microsystems, Inc.	92,207	1,194,081
* #	SunPower Corp. Class A	4,600	376,740
*	Supertex, Inc.	1,600	40,480
*	SupportSoft, Inc.	6,591	24,584
*	Sybase, Inc.	11,860	379,757
*	Sycamore Networks, Inc.	40,814	138,359
*	Sykes Enterprises, Inc.	6,000	124,260
*	Symantec Corp.	108,113	2,349,295
* #	Symmetricom, Inc.	8,400	35,364
* #	Synaptics, Inc.	3,400	145,418
* #	Synchronoss Technologies, Inc.	3,400	45,186
*	SYNNEX Corp.	4,475	111,204
*	Synopsys, Inc.	17,297	455,776
#	Syntel, Inc.	5,500	179,850
*	Take-Two Interactive Software, Inc.	9,020	244,171
*	Tech Data Corp.	7,330	268,205
	Technitrol, Inc.	5,275	105,236
*	TechTeam Global, Inc.	1,079	10,736
*	Techwell, Inc.	2,729	36,077
*	Tekelec	9,200	154,468
*	TeleCommunication Systems, Inc.	4,200	22,134
*	Tellabs, Inc.	50,939	277,108
*	Telular Corp.	3,800	13,794
*	Teradata Corp.	22,860	617,449
*	Teradyne, Inc.	20,300	278,922
* #	Terremark Worldwide, Inc.	8,300	52,290
*	Tessco Technologies, Inc.	876	11,143
*	Tessera Technologies, Inc.	5,835	122,943
	Texas Instruments, Inc.	168,274	5,465,540
* #	The Knot, Inc.	3,400	39,474
	TheStreet.com, Inc.	3,800	29,336
* #	Think Partnership, Inc.	93	47
*	THQ, Inc.	9,490	203,561
*	TIBCO Software, Inc.	28,000	216,160
*	Tier Technologies, Inc. Class B	500	4,150
*	TNS, Inc.	3,700	92,611
*	Tollgrade Communications, Inc.	1,200	6,384

50

	Total System Services, Inc.	23,865	585,170
*	Transact Technologies, Inc.	700	5,943
* #	Travelzoo, Inc.	1,300	13,884
*	Trident Microsystems, Inc.	6,400	30,016
*	Trimble Navigation, Ltd.	15,273	608,476
*	Triquint Semiconductor, Inc.	20,500	136,530
* #	TTM Technologies, Inc.	5,900	85,904
*	Tumbleweed Communications Corp.	7,100	13,135
*	Tyler Technologies, Inc.	5,000	78,800
* #	Ultimate Software Group, Inc.	3,400	128,622
*	Ultra Clean Holdings, Inc.	3,200	33,376
*	Ultratech, Inc.	3,500	56,035
*	Unisys Corp.	38,678	195,711
#	United Online, Inc.	9,845	120,404
* #	Universal Display Corp.	4,660	70,879
* #	UTStarcom, Inc.	6,200	29,760
*	ValueClick, Inc.	13,053	262,496
*	Varian Semiconductor Equipment Associates, Inc.	9,675	367,940
* #	Veeco Instruments, Inc.	4,900	94,227
* #	VeriFone Holdings, Inc.	7,900	115,972
*	VeriSign, Inc.	28,800	1,153,152
*	Viasat, Inc.	4,200	90,468
*	Vicon Industries, Inc.	900	4,320
*	Video Display Corp.	1,700	13,175
*	Vignette Corp.	2,200	28,490
*	Virage Logic Corp.	3,100	20,522
*	Vishay Intertechnology, Inc.	26,288	264,983
*	Vocus, Inc.	2,200	69,894
* #	Volterra Semiconductor Corp.	3,100	49,290
	Wayside Technology Group, Inc.	252	2,407
*	Websense, Inc.	6,215	109,322
*	Website Pros, Inc.	3,925	32,224
*	Westell Technologies, Inc.	155	220
* #	Western Digital Corp.	28,690	1,076,736
	Western Union Co.	92,627	2,189,702
*	Wind River Systems, Inc.	9,800	106,036
*	Wireless Ronin Technologies, Inc.	2,200	14,762
*	Wireless Telecom Group, Inc.	5,300	6,996
* #	Wizzard Software Corp.	6,800	14,620
*	WPCS International, Inc.	1,000	7,090
*	Wright Express Corp.	5,140	164,377
	Xerox Corp.	116,629	1,583,822
	Xilinx, Inc.	37,030	1,007,216
* #	X-Rite, Inc.	3,500	6,160
*	Yahoo!, Inc.	153,500	4,107,660
*	Zebra Technologies Corp. Class A	8,586	322,834
*	ZILOG, Inc.	2,600	10,244
* #	Zix Corp.	9,200	23,736
*	Zones, Inc.	2,000	16,400
*	Zoran Corp.	5,305	77,612
*	Zygo Corp.	2,766	33,109
Total Information Technology			314,820,864

Materials — (4.6%)
	A. Schulman, Inc.	1,300	29,367

51

	A.M. Castle & Co.	3,288	107,945
*	AEP Industries, Inc.	800	20,960
	Air Products & Chemicals, Inc.	26,907	2,742,361
	Airgas, Inc.	10,678	631,817
	AK Steel Holding Corp.	13,600	965,600
	Albemarle Corp.	11,916	529,905
	Alcoa, Inc.	105,550	4,284,275
	Allegheny Technologies, Inc.	12,808	960,600
#	AMCOL International Corp.	3,900	120,354
*	American Pacific Corp.	900	15,255
#	American Vanguard Corp.	3,200	42,784
* #	Amerigon, Inc.	2,700	33,534
	Aptargroup, Inc.	9,100	406,952
	Arch Chemicals, Inc.	3,400	129,302
* #	Arrowhead Research Corp.	4,000	9,880
	Ashland, Inc.	7,300	391,791
	Balchem Corp.	2,275	56,238
	Ball Corp.	11,872	644,650
* #	Basin Water, Inc.	3,800	18,544
	Bemis Co., Inc.	13,670	363,622
*	Brush Engineered Materials, Inc.	2,640	88,202
*	Buckeye Technologies, Inc.	3,300	35,112
	Cabot Corp.	8,242	264,074
#	Calgon Carbon Corp.	5,700	101,004
*	Caraustar Industries, Inc.	1,500	3,450
	Carpenter Technology Corp.	5,918	326,674
	Celanese Corp. Class A	19,800	964,260
*	Century Aluminum Co.	5,346	390,258
	CF Industries Holdings, Inc.	7,026	961,859
	Chemtura Corp.	35,220	307,471
	Cleveland-Cliffs, Inc.	11,904	1,270,157
* #	Coeur d’Alene Mines Corp.	77,162	241,517
	Commercial Metals Co.	15,304	560,126
	Compass Minerals International, Inc.	4,244	309,812
* #	Constar International, Inc.	1,200	2,520
*	Core Molding Technologies, Inc.	1,689	12,414
*	Crown Holdings, Inc.	20,670	596,330
	Cytec Industries, Inc.	6,375	402,645
	Deltic Timber Corp.	1,606	86,563
	Dow Chemical Co.	119,914	4,844,526
	duPont (E.I.) de Nemours & Co., Inc.	112,388	5,384,509
#	Eagle Materials, Inc.	5,919	212,196
	Eastman Chemical Co.	10,091	773,072
	Ecolab, Inc.	31,868	1,428,642
	Empire Resources, Inc.	1,100	5,346
	Ferro Corp.	5,100	98,736
* #	Flotek Industries, Inc.	2,300	39,399
	FMC Corp.	9,500	702,810
	Freeport-McMoRan Copper & Gold, Inc. Class B	48,242	5,582,082
	Friedman Industries, Inc.	1,199	7,494
#	General Maritime Corp.	4,000	112,920
* #	General Moly, Inc.	9,300	82,305
#	Georgia Gulf Corp.	3,600	15,264
	Gibraltar Industries, Inc.	3,050	49,197
	Glatfelter Co.	1,900	29,602

52

*	Graphic Packaging Holding Co.	26,497	78,696
	Greif, Inc. Class A	3,200	214,528
	Greif, Inc. Class B	300	17,775
*	H&E Equipment Services, Inc.	4,579	64,335
#	H.B. Fuller Co.	6,200	154,194
	Hawkins, Inc.	888	13,453
*	Haynes International, Inc.	1,300	88,829
* #	Headwaters, Inc.	5,500	59,785
* #	Hecla Mining Co.	16,263	146,692
	Hercules, Inc.	14,600	301,198
	Huntsman Corp.	15,200	333,336
*	ICO, Inc.	3,050	21,472
	Innophos Holdings, Inc.	3,100	86,397
	International Flavors & Fragrances, Inc.	9,930	416,663
	International Paper Co.	57,978	1,578,161
* #	Ion Geophysical Corp.	12,475	204,465
	Kaiser Aluminum Corp.	3,000	192,450
	KMG Chemicals, Inc.	1,500	16,455
	Koppers Holdings, Inc.	2,730	117,881
	Kronos Worldwide, Inc.	6,645	147,453
*	Landec Corp.	3,592	28,772
#	Louisiana-Pacific Corp.	9,960	120,914
* #	LSB Industries, Inc.	2,600	47,424
	Lubrizol Corp.	9,252	519,037
#	Martin Marietta Materials, Inc.	5,300	618,457
*	Material Sciences Corp.	2,094	16,145
	MeadWestavco Corp.	21,101	542,929
* #	Metalico, Inc.	4,600	73,140
	Minerals Technologies, Inc.	2,554	177,784
* #	Mines Management, Inc.	1,670	5,929
	Monsanto Co.	69,141	8,808,563
	Myers Industries, Inc.	3,513	42,683
	Nalco Holding Co.	18,416	447,877
* #	Nanophase Technologies Corp.	2,300	7,475
	Neenah Paper, Inc.	1,980	42,075
#	Nevada Chemicals, Inc.	500	4,630
	NewMarket Corp.	2,100	164,367
	Newmont Mining Corp.	54,830	2,606,070
#	NL Industries, Inc.	7,200	82,800
	NN, Inc.	200	2,602
*	Northern Technologies International Corp.	300	4,434
* #	Northwest Pipe Co.	800	37,592
	Nucor Corp.	36,800	2,752,640
	Olin Corp.	9,749	219,353
	Olympic Steel, Inc.	1,300	84,474
*	OM Group, Inc.	4,420	192,182
*	OMNOVA Solutions, Inc.	5,200	18,772
*	Owens-Illinois, Inc.	20,130	1,151,839
	Packaging Corp. of America	13,900	361,956
*	Pactiv Corp.	17,400	428,562
* #	Patriot Coal Corp.	2,996	323,957
	Penford Corp.	1,600	34,864
* #	Peoplesupport, Inc.	1,200	11,100
*	PolyOne Corp.	13,900	107,586
#	PPG Industries, Inc.	21,003	1,323,819

53

	Praxair, Inc.	38,909	3,698,690
	Quaker Chemical Corp.	1,800	57,546
*	Ready Mix, Inc.	800	4,640
	Reliance Steel & Aluminum Co.	9,752	662,843
	Rock-Tenn Co. Class A	5,400	192,726
*	Rockwood Holdings, Inc.	10,200	374,544
#	Rohm & Haas Co.	25,152	1,357,705
*	Rosetta Resources, Inc.	6,600	177,738
#	Royal Gold, Inc.	4,400	135,256
	RPM International, Inc.	16,500	404,745
* #	RTI International Metals, Inc.	2,700	116,316
	Schnitzer Steel Industries, Inc. Class A	3,000	300,420
	Schweitzer-Maudoit International, Inc.	2,300	46,920
	Scotts Miracle-Gro Co. Class A	8,300	234,060
	Sealed Air Corp.	20,385	496,579
	Sensient Technologies Corp.	6,770	212,917
	Sigma-Aldrich Corp.	16,635	977,473
	Silgan Holdings, Inc.	5,030	287,867
	Sims Group, Ltd. Sponsored ADR	450	16,596
*	Smurfit-Stone Container Corp.	32,723	220,226
* #	Solitario Resources Corp.	2,533	12,944
	Sonoco Products Co.	12,480	432,058
#	Southern Copper Corp.	35,604	3,924,629
	Spartech Corp.	3,100	33,387
	Steel Dynamics, Inc.	24,300	877,230
	Stepan Co.	1,491	60,967
* #	Stillwater Mining Co.	12,670	181,815
*	Symyx Technologies, Inc.	4,500	34,560
#	Synalloy Corp.	437	7,538
	Temple-Inland, Inc.	12,698	185,010
#	Terra Industries, Inc.	11,600	506,108
	Texas Industries, Inc.	3,477	253,473
*	The Mosaic Co.	56,000	7,017,920
#	Titanium Metals Corp.	20,123	350,140
* #	U.S. Concrete, Inc.	5,000	26,250
* #	U.S. Gold Corp.	8,100	17,496
*	United States Lime & Minerals, Inc.	809	30,135
	United States Steel Corp.	14,708	2,540,219
*	Universal Stainless & Alloy Products, Inc.	900	35,514
#	Valhi, Inc.	14,194	443,421
	Valspar Corp.	13,900	313,584
#	Vulcan Materials Co.	14,497	1,115,254
*	W.R. Grace & Co.	9,350	253,198
	Wausau Paper Corp.	6,800	64,600
	Westlake Chemical Corp.	4,800	83,280
	Weyerhaeuser Co.	26,756	1,667,701
	Worthington Industries, Inc.	11,500	229,310
	Zep, Inc.	2,526	41,477
* #	Zoltek Companies, Inc.	4,200	126,966
Total Materials			95,307,296

Other — (0.0%)
* ●	Petrocorp, Inc. Escrow Shares	100	6

54

Telecommunication Services — (3.0%)
#	Alaska Communications Systems Group, Inc.	5,589	72,322
* #	American Tower Corp.	49,911	2,281,931
	Arbinet-thexchange, Inc.	4,200	15,960
	AT&T, Inc.	770,548	30,744,865
*	Cbeyond, Inc.	3,600	66,780
*	Centennial Communications Corp.	12,900	97,653
	CenturyTel, Inc.	14,405	510,081
*	Cincinnati Bell, Inc.	31,800	133,878
	Citizens Communications Co.	44,821	522,613
*	Clear Channel Outdoor Holdings, Inc.	5,100	104,907
* #	Cogent Communications Group, Inc.	6,400	105,280
	Consolidated Communications Holdings, Inc.	3,944	59,160
*	Crown Castle International Corp.	36,630	1,556,409
	D&E Communications, Inc.	2,499	24,065
	Embarq Corp.	18,063	854,741
#	FairPoint Communications, Inc.	10,798	97,182
* #	FiberTower Corp.	7,700	11,781
*	General Communications, Inc. Class A	6,300	46,368
	Hickory Tech Corp.	2,200	18,634
* #	ICO Global Communications (Holdings), Ltd.	7,200	32,400
	IDT Corp.	700	2,310
#	IDT Corp. Class B	4,400	15,708
#	Iowa Telecommunications Services, Inc.	3,600	69,192
*	LCC International, Inc. Class A	3,700	4,662
* #	Leap Wireless International, Inc.	8,420	483,813
* #	Level 3 Communications, Inc.	183,760	630,297
*	NeuStar, Inc.	9,890	231,327
*	Nexstar Broadcasting Group, Inc.	991	5,698
* #	Nextwave Wireless, Inc.	12,714	68,274
*	NII Holdings, Inc.	19,730	990,446
* #	Occam Networks, Inc.	2,870	12,255
*	PAETEC Holding Corp.	12,100	106,964
*	Premiere Global Services, Inc.	9,200	139,380
#	Qwest Communications International, Inc.	210,804	1,022,399
	Regal Entertainment Group	15,960	280,417
* #	Rural Cellular Corp. Class A	1,700	76,092
*	SBA Communications Corp.	13,350	496,887
*	Spark Networks, Inc.	3,300	14,025
	Sprint Nextel Corp.	318,394	2,980,168
	SureWest Communications	2,098	20,602
*	Syniverse Holdings, Inc.	9,040	194,902
	Telephone & Data Systems, Inc.	6,665	317,721
	Telephone & Data Systems, Inc. Special Shares	7,327	321,655
* #	Terrestar Corp.	1,100	5,335
*	Time Warner Telecom, Inc.	17,460	326,502
*	United States Cellular Corp.	6,630	415,237
*	USA Mobility, Inc.	600	4,710
	Verizon Communications, Inc.	366,719	14,107,680
* #	Vonage Holdings Corp.	200	400
	Windstream Corp.	48,288	644,162
*	Xeta Corp.	1,100	3,520
Total Telecommunication Services			61,349,750

Utilities — (3.3%)
*	AES Corp.	73,370	1,429,248

55

	AGL Resources, Inc.	8,728	311,590
	Allegheny Energy, Inc.	18,020	986,595
	ALLETE, Inc.	3,600	159,912
	Alliant Energy Corp.	12,200	457,988
	Ameren Corp.	22,900	1,040,805
	American Electric Power Co., Inc.	44,220	1,871,833
	American States Water Co.	1,900	64,125
	Aqua America, Inc.	13,867	236,848
*	Aquila, Inc.	27,900	106,299
	Artesian Resources Corp. Class A	900	16,524
	Atmos Energy Corp.	9,030	247,332
	Avista Corp.	5,800	123,134
	Black Hills Corp.	4,290	151,180
* #	Cadiz, Inc.	1,704	28,610
	California Water Service Group	2,300	83,812
	CenterPoint Energy, Inc.	36,070	611,026
#	Central Vermont Public Service Corp.	1,249	25,405
#	CH Energy Group, Inc.	1,800	68,184
	Chesapeake Utilities Corp.	975	27,076
	Cleco Corp.	6,902	172,412
	CMS Energy Corp.	25,000	389,750
	Connecticut Water Services, Inc.	932	22,610
	Consolidated Edison, Inc.	30,300	1,251,390
	Constellation Energy Group	12,800	1,103,744
	Delta Natural Gas Co., Inc.	360	10,631
	Dominion Resources, Inc.	73,400	3,398,420
	DPL, Inc.	13,000	369,460
	DTE Energy Co.	19,120	845,869
	Duke Energy Corp.	139,564	2,579,143
*	Dynegy, Inc.	44,695	421,027
	Edison International	36,310	1,932,781
*	El Paso Electric Co.	5,300	114,533
	Empire District Electric Co.	3,470	71,413
	Energen Corp.	8,300	622,085
	Energy East Corp.	16,200	410,022
	Energy West, Inc.	1,050	11,445
	EnergySouth, Inc.	798	43,252
	Entergy Corp.	21,700	2,620,709
* #	Environmental Power Corp.	469	2,551
	Equitable Resources, Inc.	13,600	955,128
	Exelon Corp.	73,800	6,494,400
	FirstEnergy Corp.	34,100	2,684,011
	FPL Group, Inc.	45,020	3,039,750
	Great Plains Energy, Inc.	9,300	243,939
	Hawaiian Electric Industries, Inc.	8,100	213,678
	IDACORP, Inc.	3,900	119,574
	Integrys Energy Group, Inc.	8,480	435,448
	ITC Holdings Corp.	6,020	328,511
	Laclede Group, Inc.	2,600	104,000
	MDU Resources Group, Inc.	20,250	668,858
	MGE Energy, Inc.	2,398	82,371
	Middlesex Water Co.	1,950	35,958
*	Mirant Corp.	30,056	1,220,875
	National Fuel Gas Co.	9,500	572,945
	New Jersey Resources Corp.	4,800	159,888

56

	Nicor, Inc.	4,400	179,652
	NiSource, Inc.	27,100	490,239
	Northeast Utilities, Inc.	16,640	434,470
#	Northwest Natural Gas Co.	2,997	136,633
	NorthWestern Corp.	2,900	76,879
*	NRG Energy, Inc.	31,541	1,311,790
	NSTAR	11,700	392,301
	OGE Energy Corp.	9,800	328,790
	Oneok, Inc.	12,100	605,726
	Ormat Technologies, Inc.	5,300	265,583
#	Otter Tail Corp.	3,301	123,920
	Pepco Holdings, Inc.	20,700	559,728
	PG&E Corp.	40,000	1,583,600
#	Piedmont Natural Gas Co.	8,400	227,052
	Pinnacle West Capital Corp.	11,090	374,620
	PNM Resources, Inc.	8,020	119,097
	Portland General Electric Co.	7,400	173,234
	PPL Corp.	42,100	2,160,151
	Progress Energy, Inc.	28,950	1,237,902
	Public Service Enterprise Group, Inc.	63,591	2,814,538
	Puget Energy, Inc.	12,800	358,272
	Questar Corp.	22,299	1,432,042
*	Reliant Energy, Inc.	46,014	1,176,118
	RGC Resources, Inc.	100	2,747
	SCANA Corp.	12,720	510,581
	Sempra Energy	29,200	1,688,052
	Sierra Pacific Resources	24,100	327,037
#	SJW Corp.	2,156	66,965
	South Jersey Industries, Inc.	3,300	126,225
	Southern Co.	83,600	3,026,320
	Southern Union Co.	13,588	361,442
	Southwest Gas Corp.	4,900	152,782
#	Southwest Water Co.	2,770	28,531
#	TECO Energy, Inc.	23,200	472,584
	UGI Corp.	11,600	312,968
	UIL Holdings Corp.	3,030	98,172
	Unisource Energy Corp.	3,900	132,249
	Vectren Corp.	8,690	256,355
	Westar Energy, Inc.	9,700	232,800
	WGL Holdings, Inc.	5,807	202,606
	Wisconsin Energy Corp.	12,590	604,824
	Xcel Energy, Inc.	47,990	1,022,667
	York Water Co.	1,600	23,456
Total Utilities			68,011,807

TOTAL COMMON STOCKS			1,912,459,538

PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
*	Inverness Medical Innovations, Inc. Series B	178	46,102

57

RIGHTS/WARRANTS — (0.0%)
* Guaranty Financial Group, Inc. Rights	1,000	—

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	7,254,537	7,254,537

	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.4%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $235,735,798 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 02/01/14 to 05/01/38, valued at $140,194,157) to be repurchased at $136,137,486	$136,111	136,110,831

@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $22,455,000 FNMA 5.000%, 04/01/38 & 5.500%, 01/01/35, valued at $17,713,163) to be repurchased at $17,196,946	17,194	17,193,708

TOTAL SECURITIES LENDING COLLATERAL		153,304,539

TOTAL INVESTMENTS - (100.0%) (Cost $1,720,411,149)		$2,073,064,716

See accompanying Notes to Financial Statements.

58

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)                                  Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)                    This item is not applicable.

(a)(2)                    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)                    This item is not applicable.

(b)                                 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:	/s/ David G. Booth
David G. Booth
Chairman, Trustee, President and
Chief Executive Officer

Date:  July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
The DFA Investment Trust Company

Date:  July 30, 2008

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
The DFA Investment Trust Company

Date:  July 30, 2008